Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
LBK83KJ4GHR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

Chain of assignment not found for the subject mortgage.

No active judgments or liens have been found.
The 1st installment of county tax for 2021/2022 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx has also been paid off on xx/xx/2022.
The other supplemental taxes for year 2020 and 2021 have been delinquent in the total amount of xx with good through date xx/xx/2022.
As of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx has been working at xx as a xx for 08 years.

The loan has never been modified since its origination.

As per tape, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No evidences have been found regarding the covid-19 impact.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I5NH31OKVLI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	44.111%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx
Limited Partnership in the amount of xx, which was recorded on xx/xx/2021 Instrument# | Book/Page# xx .
No chain of assignment has been found. Currently, the mortgage assignment is with xx.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
2nd half county taxes of 2021 are due on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
The borrower xx has been working at xx for 7 years.
Covid attestation is located at "xx".
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing.

Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years.

Foreclosure rescission finance charge disclosed on final CD as xx calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing.

Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5TZ513ZQ99U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	52.700%	52.700%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	52.119%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 in the amount of xx which was recorded on xx/xx/2021 in the favor of xx for xx, Limited Partnership.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
There is a junior mortgage in the favor of xx which was recorded on xx/xx/2021 in the amount of xx.
1st and 2nd installment county taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and PITI is xx. The current UPB as per the tape is xx.	Collections Comments:The loan is currently performing and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. The borrower xx has been working at xx as a xx for 8 years.
The covid attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NU72ONWIZXB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	71.454%	71.454%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	32.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with xx, which was recorded on xx/xx/2021 in the amount of xx.

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active judgments or liens have been found.

Annual county taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and PITI is xx. The current UPB as per the tape is xx.	Collections Comments:The loan is currently performing and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. Unable to determine current occupancy and condition of the property. As per the application located at "xx", the working details of the borrower xx have not been mentioned.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows the reserve required xx and reserve verified xx. The remaining required reserve in the amount of xx could not be verified."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
STMDTZ836GC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Investor	No	Not Applicable	No	36.035%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx. with Book/Page#xx .

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 month. The last payment received date is unable to be determined and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx. The UPB is in the amount of xx.	Collections Comments:The current status of the loan is collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment received date is unable to be determined and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx. The UPB is in the amount of xx.
No foreclosure activity has been found.
No details have been found regarding the bankruptcy.
No evidence has been found regarding the damage or repairs.
As per 1003, the borrower has been working at xx as a xx for 10.0 months.
As per the seller's tape data, the borrower was unemployed at loan origination.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing flood cert (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X4H1JBUJUMO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	41.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. with Book/Page#xx .

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2020 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx as a xx for 6.0 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YIBKGHJK31T	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	Second	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.973%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx, with xx, recorded with the Book/Page# xx .

There is no chain of assignment as the subject mortgage is with the original lender xx.

The updated title report dated xx/xx/2022  shows that there is an active prior mortgage against the subject property in the favor of 'xx', in the amount of xx which was originated on xx/xx/2021  and recorded on xx/xx/2021.

County/city taxes of 2022 are due on different dates in the total amount of xx.
According to the payment history as of xx/xx/2022, the loan was originated on xx/xx/2022 and the first payment due on xx/xx/2022.The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the loan was originated on xx/xx/2022 and the first payment due on xx/xx/2022.The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied.
As per the 1003, the borrower is working at "xx", as a "xx" for 5 months.
The loan was originated on xx/xx/2022. The covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Property Marketability Issues (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KJ2RZZKAPDT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.529%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and it was recorded on xx/xx/2022 in the amount of xx in favor of xx for "xx".
As per updated title report dated xx/xx/2022, there is water/sewer/utilities lien available against the subject property in the amount of xx in the favor of "xx" & recorded on xx/xx/2020.
As per updated title report dated xx/xx/2022, there are 02 prior IRS liens available against the borrower in the total amount of xx in the favor of "xx" & recorded on different dates.
As per updated title report dated xx/xx/2022, there is a prior state tax lien available against the borrower in the amount of xx & in the favor of "xx" & recorded on xx/xx/2015.
1st & 2nd installments of county taxes for the 2021/2022 have been paid in full in the total amount of xx on different dates.	The loan was originated on xx/xx/2022 & first payment date is xx/xx/2022. The current UPB is reflected in tape for the amount of $ xx.	Collections Comments:The loan was originated on xx/xx/2022 & first payment date is xx/xx/2022. The current UPB is reflected in tape for the amount of $ xx.
As per final 1003, the borrower is working with an organization "xx" as a "xx" since last 120 months.
Foreclosure Comments:
Bankruptcy Comments:Not Applicable	Not Applicable	xx	1: Acceptable	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:0
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HGOTPAOX2DB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	43.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.  The chain of assignment is not complete. However, it should be with xx for the year 2021 have been paid for the amount of xx. However, the taxes for the year 2022 are delinquent for the amount of xx with good through as xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx for more than 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year.

Loan failed TRID total of payments test due to calculated total of payments xx exceeds disclosed total of payments xx over by -xx.

Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DLKRKB86Q27	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.038%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx, which was recorded on xx/xx/2021 Instrument# | Book/Page# xx .
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.   which was recorded on xx/xx/2021.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.490%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
Covid-19 attestation is located at "xx".
The borrower xx has been working at xx for 19 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
V1J0GKC79Y9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.008%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx, with xx, recorded with the Book/Page# xx .

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

2nd installment county taxes of 2021/2022 have been delinquent in the amount of xx with good through dated xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2022 .The P&I is in the amount of xx and the interest rate is 3.125%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2022 .The P&I is in the amount of xx and the interest rate is 3.125%. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at "xx", as an "xx" for 1.7 years.
The loan was originated on xx/xx/2020.The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1GNXWE0QDBY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.570%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with xx in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx.
There are 2 judgments recorded prior to subject mortgage on xx/xx/2012 first in the amount of xx in the favor of xx recorded on xx/xx/2014 in the amount of xx in the favor of xx.
There are 2 judgments recorded prior to subject mortgage on xx/xx/2014 and xx/xx/2017. The foreclosure was initiated. However, the address mentioned on the document is not matching with subject property address.
There is a judgment in the amount of xx in the favor of xx which was recorded on xx/xx/2022.
Annual city taxes for 2022 have been due in the amount of xx.
Annual other taxes for 2022 have been due in the amount of xx.
Annual other taxes for 2022 have been due in the amount of xx.
Annual county taxes for 2022 have been past due in the amount of xx.
Annual school taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:The loan is currently performing and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022.No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. The borrower xx has been working at xx as a xx for 2.10 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J61QRCKTMXC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	93.125%	93.125%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2021 with the lender "xx" in the amount of xx which was recorded on xx/xx/2021
The chain of the assignment has been completed. The latest assignment is with "xx".
No active liens and judgments have been found against the borrower and the property.
The combined taxes for the year of 2021 have been paid off in the amount of xx.
No prior year's delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2022 in the amount of xx with interest rate of 3.626% and P&I xx for the due date of xx/xx/2022. The next due date is xx/xx/2022. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:
As per review of latest payment history as of xx/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2022 in the amount of xx with interest rate of 3.626% and P&I xx for the due date of xx/xx/2022. The next due date is xx/xx/2022. The latest payment history reflects the UPB in the amount of xx.
As per 1003 document, borrower is working at "xx" as "xx" from 3.4 years.
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of xx on final CD dated xx/xx/2021.
Provided initial LE dated xx/xx/2021 reflects credit report fee as xx, however, the final CD reflected it as xx. There is a total fee increased of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
438JRHYN4F1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.555%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	37.589%	37.589%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 for the amount xx held by xx

The chain of assignment is incomplete. The last assignment is with lender "xx". However, it should be with "xx".

There is one mortgage recorded prior to the subject mortgage on xx/xx/2006 in the amount of xx held by "xx".

No delinquent taxes have been found for the prior year.

According to payment history tape data as of xx/xx/2022, the borrower is current with the loan. The next due date is xx/xx/2022. The last payment received date is unable to be determined. The current P&I is xx & interest rate is 3.550%. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing. According to payment history tape data as of xx/xx/2022, the borrower is current with the loan. The next due date is xx/xx/2022. The last payment received date is unable to be determined. The current P&I is xx & interest rate is 3.550%. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per seller tape data, the research confirmed that the borrower was not employed as disclosed as of xx/xx/2020. Further details not provided.
As per collection comment dated xx/xx/2022, the RFD is payment dispute. Further details not provided.
The borrower is working at "xx" as an "xx" for 48 months.
According to the collection comments, the subject property is owner occupied and in good condition. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WYKTAWC60V6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.383%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
All prior taxes have been paid.

As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.
The loan has not been modified.
As per final application, the borrower is working at xx as a xx from 1.4years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +633.77

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +633.77

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NFGKVNRXAFO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	44.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is one judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2022.
All prior taxes have been paid.

As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GQKBA0TO104	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	76.809%	76.809%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.348%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with the lender xx. in the amount of xx which was recorded on xx/xx/2020.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
All prior taxes have been paid.
As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.
Currently borrower is working at xx as an xx from 11.17years.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Missing Initial Closing Disclosure (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZMDD0X9IOED	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	45.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
According to the updated title report dated xx/xx/2022, no assignments have been found. Currently, the assignment is with the original lender "xx". The assignment is missing to xx
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for year of 2021 are due in the amount of xx on xx/xx/2022 and xx on xx/xx/2022.
First and second installments of county taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.125%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower was impacted by covid-19 pandemic.The forbearance plan for 3 months began on xx/xx/2020 till xx/xx/2020. As per the comment dated xx/xx/2020, the reason for default is curtailment of income. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
G5GPBHUDXAU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	57.895%	57.895%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.270%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 for the amount xx held by xx.

The chain of assignment is incomplete. The last assignment is with "xx". However, it should be with "xx".

According to ProTitle report "xx", there are two prior judgments active against the borrower. First was filed on xx/xx/2012 in the favor of "xx" and second was filed on xx/xx/2016 in the favor of "xx". However, the amount is not provided for both judgments.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
Unable to confirm the current condition & occupancy status of the subject property.
The borrower is working at "xx" as a "xx" for 60 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with xx&I xx & interest rate 5%. As per payment history, current P&I is xx but interest rate is unable to determine. Seller tape data does not show modification & maturity extension details. However, there is increase in P&I with respect to note data which seems that there would be a possibility of loan modification. The latest 24 months servicing comments are missing. The required loan modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XOP5NMMVCS2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx which is in the favor of xx for xx.
No active judgments or liens have been found pending.
Property Tax Status;
Parcel # xx
1) 2nd installment combined taxes for 2021 are due for the amount of xx on xx/xx/2022.
2) 1st installment combined taxes for 2021 have been paid in the amount of xx on xx/xx/2022.
Parcel # xx
1) 2nd installment combined taxes for 2021 are due for the amount of xx on xx/xx/2022.
2) 1st installment combined taxes for 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.875% with xx in the amount of xx.	Collections Comments:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.875% with xx in the amount of xx.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
P02JD2DDKEE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	102.910%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.256%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx which is in the favor of xx for xx.
* Junior mortgage found open in the amount of xx recorded on xx/xx/2020 with Instrument#xx which is in the favor of xx for xx.
2) Junior mortgage found open in the amount of xx recorded on xx/xx/2020 with Instrument#xx which is in the favor of xx for xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) 1st and 2nd installment county taxes for 2021 are found delinquent in the total amount of xx which were due on xx/xx/2021 and xx/xx/2021 with the good through date of xx/xx/2022.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment received date is unavailable. But, the last payment was received in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.125% with xx in the amount of xx.	Collections Comments:The current status of loan is performing
Payment history shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment received date is unavailable. But, the last payment was received in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.125% with xx in the amount of xx.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XFAZ9JEKX68	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	40.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx which is in the favor of xx for xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) 1st installment annual taxes for 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.490% with xx in the amount of xx.	Collections Comments:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.490% with xx in the amount of xx.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal fee at xx. However, CD dated xx/xx/2021 reflects Appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Flood Certification - Single Charge or Life of Loan fee at xx. However, CD dated xx/xx/2021 reflects Flood Certification - Single Charge or Life of Loan fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Property is Manufactured Housing (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9DPE3Y8LGNG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First		xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360		xx/xx/2021	xx/xx/2021		Conventional	Fixed		Purchase	97.000%	100.880%	Full Documentation	Yes	xx	xx	18.000%			Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.169%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with xx in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx. It should be with xx.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2021 in the favor of xx.
There is a civil judgment in the amount of xx which was recorded on xx/xx/2018 in the favor of xx.
Annual combined taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment received details are not mentioned. The current P&I is xx and PITI is xx. The current UPB is xx.
Collections Comments:
The loan is currently performing and the next payment is due for xx/xx/2022. The last payment received details are not mentioned. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The property is owner occupied. No comments have been found stating the borrower's income was impacted by covid.
The borrower xx has been working at xx as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the Missouri Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test.
Administration Fee paid by Seller: xx
Funding Fee paid by Seller: xx
Processing Fee paid by Seller: xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2QASRGSIG5Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.595%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 which recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx.
Active liens and judgments against the borrower/property:
Junior mortgage was originated on xx/xx/2021 which recorded on xx/xx/2021 in the amount of xx with xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an Assistant Manager at "xx" for 3.6 years.
Covid-19 attestation document is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails prohibited fees first lien test due to fees charged xx fees threshold xx over by + xx
The below fees were included in the test:
Application Fee paid by Borrower: xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NRYWTGMO2SG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.553%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd city taxes of 2021 have been paid in the total amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is in the amount of xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JGSZWOB9WI4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	53.474%	53.474%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	26.376%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2021 in the amount of xx with lender, xx. which was recorded on xx/xx/2021.
No assignment of mortgage has been found. The mortgage is with lender, xx.
There are multiple HOA liens active against subject property in the total amount of xx which were filed by xx. on xx/xx/2013, xx/xx/2014, xx/xx/2015 and xx/xx/2022. First 3 liens were filed prior to subject mortgage.
Property taxes of 2021 are paid on xx/xx/2021 in the amount of xx.

According to payment history as of xx/xx/2022, the loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx, interest rate is 3.625% and P&I is xx.	Collections Comments:
According to servicing comments as of xx/xx/2022, the loan is performing. Payment history as of xx/xx/2022 shows that borrower has been making payments regularly and next payment due date is xx/xx/2022.
No FC action has been noted since loan origination.
No evidence of damage or repair has been noted.
No evidence of Covid impact on borrower's income has been found.
As per loan application, the borrower is working at xx. as an HR associate for the past 3.1 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrowers missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject approved as rate term refinance with a PIW but closed as a cash out. Lost the PIW. No appraisal done."
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EZV548DW9EU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	94.059%	94.059%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	41.606%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2020 in the amount of xx with lender, xx. which was recorded on xx/xx/2020.
No assignment of mortgage has been found. The mortgage is with lender, xx. No active judgment or liens have been found.
Property taxes of 2021 are paid on xx/xx/2021 in the amount of xx

According to payment history as of xx/xx/2022, the loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx, interest rate is 2.875% and P&I is xx.
Collections Comments:According to servicing comments as of xx/xx/2022, the loan is performing. Payment history as of xx/xx/2022 shows that borrower has been making payments regularly and next payment due date is xx/xx/2022.
No FC action has been noted since loan origination.
No evidence of damage or repair has been noted.
No evidence of Covid impact on borrower's income has been found.
As per loan application, the borrower is working at xx as a senior structural design for the past 25.10 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as owner occupied. Tape shows occupancy fraud as this is NOO as BWR rented out subject and is living at prior residence. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EKR1OKAPI7L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Yes	Yes	No	34.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2021 in the amount of xx with lender, xx. which was recorded on xx/xx/2021.
No assignment of mortgage has been found. The mortgage is with lender, xx. No active judgment or liens have been found.
Property taxes of 2021 are paid on xx/xx/2022 in the amount of xx.
According to payment history as of xx/xx/2022, the loan is performing and next payment due date is xx/xx/2022. The last regular payment was made on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx, interest rate is 3.375% and P&I is xx.	Collections Comments:According to servicing comments as of xx/xx/2022, the loan is performing. Payment history as of xx/xx/2022 shows that borrower has been making payments regularly and next payment due date is xx/xx/2022.
No FC action has been noted since loan origination.
No evidence of damage or repair has been noted.
No evidence of Covid impact on borrower's income has been found.
As per loan application, the borrower is working at xx. for the past 0.4 years and co-borrower is working at xx as a project manager for the past 10.00 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is 240,207.05 for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								TILA post-consummation revised finance charge disclosed on final PCD as xx. Calculated finance charge is 240,167.05 for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S4JW9GTSCT0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	53.698%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 1 year.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Mortgage Broker Fee. However, CD dated xx/xx/2021 reflects Mortgage Broker Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2021 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Transfer Taxes at xx. However, CD dated xx/xx/2021 reflects Transfer Taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated xx/xx/2021 reflects non-specific lender credit at xx. However, final CD dated xx/xx/2021 reflects non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for charges that cannot decrease is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
K61IHD9MVKG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.249%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 3 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) xx and hypothetical conditions might have affected the assignment results"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 40.249%. Tape shows undisclosed debt may push DTI to over 57%. Unable to rely on docs in file and unable to calc ATR.

																																																																																								The subject loan originated on xx/xx/2021, and a 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TD3CMGZMREL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.350%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	52.663%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx, with xx, recorded with the Book/Page# xx .

There is no chain of assignment as the subject mortgage is with the original lender xx.

There is active prior mortgage against the subject property in the favor of 'xx', in the amount of xx which was originated on xx/xx/2020 and recorded on xx/xx/2020.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at "xx", as a "xx" for 16.5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 52.66%. Tape shows rental income used for qualifying could not be documented and DTI may be over 71%. Unable to rely on docs in file and unable to calc ATR.

SOL has expired. Downgrade to LVL2."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HFL404STT6Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	74.503%	74.503%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2021	xx	Primary	Yes	Yes	No	41.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
There are multiple assessed liens active against property in the favor of same plaintiff "xx" which were recorded on different dates total in the amount of xx.
There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at "xx", as a "xx" for 9.9 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6G27M1BTY3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	66.379%	66.379%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.245%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is a prior UCC financing statement against the borrower which was recorded on xx/xx/2020. However, the subordination agreement for UCC was recorded xx/xx/2021.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.380%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.380%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 6.11 years. The co-borrower xx is working at "xx" for 11.8 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 44.245%. Tape shows co-borrower was not employed at closing which pushes DTI to 96%. Unable to rely on docs in file and unable to calc ATR.

SOL has expired. Downgrade to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of -xx for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of -xx for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GD3QUPHL7AJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	47.130%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment county taxes of 2021 have been due on different dates total in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per 1003, the borrower has been working at xx as a xx for 5.0 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.13%. Tape shows BWR YTD income was not supported based on 40 hour work week and may push DTI over 64%. Further details not provided. Unable to rely on docs in file and unable to calc ATR.

The subject loan originated on xx/xx/2021, and a 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PCQI2V9XSM7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	64.394%	64.394%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	xx	42.139%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
County annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	Payment history as xx/xx/2022 shows that loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx, interest rate 3.00% and P&I xx.	Collections Comments:
According to servicing comments as of xx/xx/2022, the loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 for the due date xx/xx/2022.
No FC action has been noted.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy records have been found.
As per loan application, the borrower is working at xx as a Broker Associate for the past 15.00 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx" * Loan Application Missing Or Unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.14%. Seller tape shows excessive DTI of 55.56%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR.

																																																																																								SOL has expired. Downgrade to LVL2."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
V30OJEERMLN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	76.736%	76.736%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	47.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 11 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees first lien test. Fees charged xx fees threshold xx over by +xx.

Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject ineligible at 47.94%. Tape shows child support income and omission of a debt were not documented properly in the loan file due to which DTI may rise higher. Further details not provided. Unable to rely on documents in file and unable to calculate ATR.

																																																																																								SOL has expired. Downgrade to LVL2."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8J176DFLSTX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	48.054%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with xx in the amount of xx.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st installment county taxes for 2021 have been paid in the amount of xx.
2nd installment county taxes for 2021 have been delinquent in the amount of xx.
As per the review of the payment history dated xx/xx/2022, the borrower is current with the loan months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx. The P&I is xx and PITI is xx.	Collections Comments:The loan is currently in performing and the next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property.
The borrower xx has been working at xx as a xx for 7 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.054%. Tape shows Borrower was unemployed at closing. Unable to relay on income document in file and unable to calculate ATR.

SOL has expired. Downgrade to LVL2."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59LUGI6RMTD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	62.143%	62.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	49.743%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Pro-title report dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2018 in the amount of xx with lender, xx which was recorded on xx/xx/2018.
No assignment of mortgage has been found. The mortgage is with lender, xx.
There is a prior state tax lien active against xx in the amount of xx which was filed by xx. However, SSN# does not match with SSN# of borrower, xx.
There are 2 state tax liens active against xx each in the amount of xx and xx which were recorded on xx/xx/2019 and xx/xx/2019. However, SSN# does not match with SSN# of borrower, xx.
There are 3 junior civil judgments active against borrower, xx in the amount of xx and these judgments were recorded on xx/xx/2020, xx/xx/2021 and xx/xx/2021.
There is an IRS lien active against borrower, xx in the amount of xx which was recorded on xx/xx/2018 and one prior IRS lien in the amount of xx which was recorded on xx/xx/2014.
Property taxes of 2021-22 are paid on xx/xx/2022.
Payment history available as of xx/xx/2022 shows that loan is current and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx, interest rate is 4.875% and P&I is xx.	Collections Comments:According to servicing comments as of xx/xx/2022, the loan is current and next due date is xx/xx/2022.
RFD is reduction of income. Both borrowers are retired from work.
As per servicing comment dated xx/xx/2021, the borrower's income was impacted by Covid. FB plan was approved on xx/xx/2020 which was later extended for 18 months.
No evidence of damage or repair has been found.
No FC action has been noted.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed rate loan with original P&I of xx and with the interest rate of 4.875%. Payment history shows current P&I in the amount of xx which indicates reduction in payment. So, there could be a possible modification. Collection comment dated xx/xx/2020 states that loan was modified on xx/xx/2020. However, loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HPGFEQE0BU7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	77.419%	77.419%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.669%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

The chain of assignment has been completed.

There is one prior active judgment found against borrower in the favor of "xx" in the amount of xx and it was recorded on xx/xx/2008..

1st combined taxes of 2021 have been paid in the amount of xx  on xx/xx/2022.

2nd combined taxes of 2022 have been paid in the amount of xx  on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment received date was missing. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment received date was missing. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.

Update:-
No addition information found recent collection comments.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

The Covid-19 attestation document is available at xx.

Borrower has been working at xx as a xx for 206 months.

There is no indication of post-closing bankruptcy and foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial 1003_Application (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 34.66%. Tape shows SE BWR did not provide signed P&L. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in April 2024."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RCDFW1RTUAZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	59.935%	59.935%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	No	xx	Not Applicable	28.697%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx which is in the favor of xx for xx. xx.
The chain of assignment has been completed as xx with xx. xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) 1st installment county taxes for 2021/2022 have been paid in the amount of xx on xx/xx/2021.
2) 2nd installment county taxes for 2021/2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.750% with xx in the amount of xx.	Collections Comments:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of  xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.750% with xx in the amount of xx.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at "xx".

The covid attestation document is located at_xx - loan file PG#xx available in loan files.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 28.69%. Tape shows SE income not documented as BWR did not provide a signed P&L. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in June 2024."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QGDWMDAJ3QI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	72.330%	72.330%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.212%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx. xx.

There is no chain of assignment. Currently the subject loan is with original lender xx. xx.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2021-2022 have been delinquent in the total amount of xx and the good through date are xx/xx/2022.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.250%. Also, the amount of principal xx has been applied on xx/xx/2022. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.250%. Also, the amount of principal xx has been applied on xx/xx/2022. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 5 months.

Covid-19 attestation is available in the loan file located at "xx".

As per servicing comments, the reason for default is unable to be determined.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
U0WQXUN8612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	66.522%	66.522%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	47.160%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xxC, its successors and assigns.
Annual county tax of the year 2021 has been paid on xx/xx/2021 in the amount 2,426.47.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.
As per final application, the borrower xx  retired.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
Covid-19 attestation document is available in loan file and located at "xx"

Update-
No additional information found in recent collection comments.
The collection comments are available from xx/xx/2022 to xx/xx/2024.  The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 43.94%. Tape shows omitted xx BWR2 other property pushes DTI over 47%. Unable to rely on the documents in the loan file and unable to calculate ATR.

																																																																																								The subject loan originated on xx/xx/2021, and a 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YFH8ISGLUDB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	69.562%	69.562%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	270.360%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender MERS as nominee for xx.xx. The amount of xx which was recorded on xx/xx/2021 with Instrument# xx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 3.375%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 3.375%. The current UPB reflected is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 4 months.

As per the tape data, the subject property is owner occupied. The subject property is in good condition with no evidence of damage or repairs.

The loan was not modified since origination.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx with caution"xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx. The following fees were included in the test:
Mortgage Broker Fee (xx): xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx. The following fees were included in the test:
Mortgage Broker Fee (xx): xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZG2SC00OM22	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	86.207%	86.207%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	38.055%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 which is held by xx and this was recorded on xx/xx/2021.
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx.xx. However, it should be with xx.
The county taxes for the year of 2021 have been paid in the amount of xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.

The review of payment history shows as of xx/xx/2022, the borrower is current with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.625%. The UPB amount is xx.	Collections Comments:The loan is currently in performing.
The review of payment history shows as of xx/xx/2022, the borrower is current with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.625%. The UPB amount is xx.
As per 1003, borrower is working at xx for 143 months.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     xx."xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
V1TYYK7DZVD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	87.113%	87.113%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	No	No	xx	Not Applicable	45.259%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.com, LLC which was recorded on xx/xx/2021.

There is one prior mortgage against the subject property originated on xx/xx/2020 in the favor of xx in the amount of xx and recorded on xx/xx/2020.

No active judgments or liens have been found.

County annual taxes of 2021 have been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.

No comments are found regarding borrower's income is impacted by covid-19 pandemic.

As per final application, the borrower xx is working at xx as a xx for 2.8 years.

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.259%. Tape shows the omission of capital one xx city furniture xx rooms to go xx was inaccurate and without supporting documentation; including back into liabilities may push DTI 48%. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in May 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3E1HJDQNEF7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.168%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender MERS as nominee for xx.xx. The amount of xx which was recorded on xx/xx/2021 with Instrument# xx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.xx.

There is UCC Financing Statement (xx) found against the subject property in the favor of xx which was recorded on xx/xx/2021 in the amount of xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for the year 2022 has been paid off in the amount of xx on xx/xx/2022.

2nd installment of county taxes for year 2022 was due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 3.125%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 3.125%. The current UPB reflected is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 2 months.

As per the tape data, the subject property is owner occupied. The subject property is in good condition with no evidence of damage or repairs.

The loan was not modified since origination.

As per tape data, the borrower was not employed at the time of closing.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx. The below fees were included in the test.
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx. The below fees were included in the test.
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
O60NIK3JR96	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx.
There are 2 IRS liens and 1 child support lien against the borrower.
The IRS liens are in the favor of xx for the total amount of xx recorded on different dates.
The child support lien was recorded on xx/xx/2022 for the amount of xx in the favor of xx.
County taxes for the year 2021-2022 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 8 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2020 reflects appraisal fee at xx. However, final closing disclosure dated xx/xx/2020 reflects appraisal fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial loan estimate dated xx/xx/2020 reflects recording fee at xx. However, final closing disclosure dated xx/xx/2020 reflects recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.92%. Tape shows net rental income and cash flow for property was incorrectly calculated and positive income miscalculated and W2 overstated and DTI over 55. Unable to rely on documents in file and unable to calculate ATR.

Downgraded to LVL2 because SOL is expired in 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4V2PD7N3SVN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	31.882%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

2nd installment combined taxes of 2021 have been due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

The loan was originated on xx/xx/2021. The covid-19 attestation is located at "xx".
As per the 1003, the borrower is working at "xx", as a "xx" for 2.9 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Origination Appraisal	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees which is transferred in Final CD in Sec B at xx.
However, CD dated xx/xx/2021 reflects the sum of Section B at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing Appraisal (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5TPPQKLE4IZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	30.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx. The amount of xx which was recorded on xx/xx/2021 with Instrument / Book/Page# xx .

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as an xx for 20 years.

The covid-19 attestation is located at_xx (xx) Page#xx available in the loan files.

The property is owner occupied. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Origination Appraisal	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Appraisal (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UO14S8NUYJU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Primary	No	Not Applicable	Not Applicable	39.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx for the amount of xx.
No assignments have been found. Currently, the assignment is with the original lender xx. xx".
There is a junior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender "xx" for the amount of xx.
There is UCC judgment against the borrower in the favor of xx recorded on xx/xx/2021.
First and second installments of county taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 2.750%. The current UPB reflected is in the amount of xx.

Collections Comments:Collection comments are missing. The loan is currently in the performing and the next due date is xx/xx/2022. Payment history is missing. According to seller's tape latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The unpaid principal balance is reflected in the amount of xx and the interest rate is 2.750%. The current P&I is unable to be determined. The last received payment is unable to be determined. The last received payment is unable to be determined. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx from 53 months.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"special permission". This loan is uninsurable and cannot be endorsed because case number was canceled prior to closing."
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at DTI of 39.744%. Tape showing as DTI is 44.649%. Further details are not provided. Unable to rely on documents in loan file and calculate ATR.

SOL has expired. Downgrade to LVL2."
																																																																																								* Missing flood cert (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9SMF5XG2HF2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	86.142%	86.142%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	36.369%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.

No evidences have been found regarding bankruptcy and foreclosure.
The subject property has been occupied by the owner.
Unable to confirm employment details at origination based on the available documents and collection comments.
The covid-19 attestation has been found located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

																																																																																								loan failed the TRID total of payments test due to the total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DR8917TZ7TI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2014	xx/xx/2014	USDA	Fixed	Purchase	103.820%	103.820%	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Primary	Yes	Yes	No	40.211%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	4.000%	xx	xx/xx/2017	Financial Hardship	Pro-title report dated xx/xx/2022 shows that subject mortgage was originated xx/xx/2014 in the amount of xx with lender, xx which was recorded on xx/xx/2014.
Chain of assignment is complete. The mortgage is currently assigned to lender, xx as Owner Trustee of xx V-C.
No active judgments or liens have been found.
Property tax status is not available in the report.

Payment history as of xx/xx/2022 shows that loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx, interest rate 4.00% and P&I xx.
Collections Comments:
According to servicing comments as of xx/xx/2022, the loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 which was applied for the due date of xx/xx/2022.
As per servicing comment dated xx/xx/2022, the borrower's income is impacted by Covid. Comment dated xx/xx/2022 states RFD as reduction in income. FB plan was approved on xx/xx/2022 which ended on xx/xx/2022.
No FC action has been noted.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy records has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan was modified on xx/xx/2017 with new UPB of xx. This UPB is to be paid with fixed interest rate at 4.00% by making P&I of xx beginning from xx/xx/2017 to xx/xx/2057 (xx).		xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "Tape shows NMLS info not in file. No further details available."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7UDZQJWUHSN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	89.959%	89.959%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.390%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is a civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2020. The judgment was renewed and recorded on xx/xx/2021.

County annual installment taxes for 2021 have been paid in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower's income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 7.5 years.

Update:-
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.390%. Tape shows other undisclosed debt of xx pushes DTI to 50.25%. Unable to rely on documents in file and unable to calculate ATR.

SOL has expired. Downgrade to LVL2."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2VTWX2Q69AY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.050%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	36.309%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

There is junior UCC lien available in UT held by "xx" and recorded on xx/xx/2022. The amount is not provided.

As per additional information, there is one "xx" (xx) recorded on xx/xx/2022 held by "xx" and recorded on xx/xx/2022 with xx#xx

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3.050 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3.050 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx/xx/2022. Covid-19 attestation is available in the loan file located at "xx".
The borrower is working at "xx" as a "xx" for 2 months.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure Missing Initial LE Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"xx work has been completed & meets HUD MPR's and MPS as outlined in HUD handbook 4000.1."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing Initial LE (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9VC86TIJU9X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.700%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	41.209%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2021.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

2nd combined taxes of 2021 have been due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.700%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is current with the loan  and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.700%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 3 years.

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Loan is not modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the initial closing disclosure delivery date and changed circumstances date test. The initial closing disclosure delivery date (xx) is later than the 3rd business day after the receiving COC (xx).

2. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"moderate"xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of xx on the final CD dated xx/xx/2021.
Provided final CD reflects the cumulative fees in B section increase of 63.889% with the amount of xx in creditor'xx's providers fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS was re-ran and loan returned as refer. ZFHA chums ID is invalid and manual U/W is required on the loan."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7J448GH2UJY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	Yes	39.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx. There is prior credit card judgment recorded on xx/xx/2011 for the amount of xx in the favor of xx. County taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.	According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is president in xx for 10 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZTXLXLVSCED	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	No	No	45.418%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx Its successors and assigns.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is excessive obligation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy in the loan file. The borrower's willingness to pay is good and servicing rating exceeds expectation.

Further details not provided.
Foreclosure Comments:The foreclosure was initiated on year 2021. The notice of Lis pendens located at (xx) shows that the foreclosure complaint was filed on xx/xx/2021 in the favor of "xx"Mxx"xx" with case# xx.

Further detail not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Release of mortgage (Lvl 4) xx, (xx), as mortgagee, as nominee for caliber xx
The foreclosure was initiated on year 2021. The notice of Lis pendens located at (xx) shows that the foreclosure complaint was filed on xx/xx/2021 in the favor of "xx"Mxx"xx" with case# xx. Further detail not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows investor re purchased the loan. No further details are available."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9II0818PF27	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	79.724%	79.724%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	18.477%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2022 in the amount of xx, with xx, recorded with the Instrument# xx

There is no chain of assignment as the subject mortgage is with the original lender xx.

There are two prior credit card judgments active against borrower "xx" in the favor of same plaintiff "xx" which were recorded on different dates total in the amount of xx.

2nd installment combined taxes of 2021have been due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at "xx", as a Corection Officer  for 24.0years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was delivered under the RefiNow program. A review of the loan revealed the following requirement(xx) of the Refinow program was not met: The loan did not have the identical borrowers as the existing loan. Additionally, the cash back to the borrower exceeding the program max of xx."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for finance charge under disclosure is unknown as the Fee itemization is missing."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XWD7NIKJ7EL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	55.760%	55.760%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	32.380%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual County taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.
As per final application, the borrower xx is working at xx as a xx for 11.9 years.
The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Compliance Testing (Lvl 2) "Tape shows HPML DV issue. However, our compliance report and in file compliance report shows that loan passes HPML test. Subject loan is escrowed. Elevated for client review."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0EF56S6K1RO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	37.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx which was recorded on xx/xx/2021 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is a child support lien in the favor of xx in the amount of xx which was recorded on xx/xx/2011. However, the SSN# on lien document is not consistent with the borrower's SSN#.

County 2nd installment taxes for 2022 are due in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower's income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Transfer Taxes at xx However, CD dated xx/xx/2021 reflects Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EFHW5IA4GT2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	78.571%	78.571%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.585%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 3 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Intent to Proceed Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22OFE8MACJE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.280%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	93.451%	93.451%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which is held by xx and this was recorded on xx/xx/2008.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
There are two active judgments against the borrower xx in the total amount of xx in favor of "xx" which were recorded on different dates.
The annual county taxes for the year of 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2022 the borrower is 1 month delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 11.280%. The UPB amount is xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022 the borrower is 1 month delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 11.280%. The UPB amount is xx.
As per comment dated xx/xx/2020, reason for default is loss of income.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FNHYQHF73A2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.800%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	99.475%	99.475%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	84.027%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	xx	10.800%	xx	xx/xx/2011	Financial Hardship	xx which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
There is a credit card judgment in the favor xx Union in the amount xx which was recorded on xx/xx/2018.
Taxes of 2021/2022 have been paid in the amount xx.
2nd installment taxes of 2022 are due in the amount of xx on xx/xx/2022.
Annual utility charges of 2022 have been delinquent in the amount xx which was good through till xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 18 and the last payment was received on xx/xx/2021 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 18 and the last payment was received on xx/xx/2021 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx, on xx/xx/2011.
																																																																																		The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 10.80% and new P&I is in the amount of xx that began from xx/xx/2011. The maturity is xx/xx/2038. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2M0IB6T1VUD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.334%	240	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	82.601%	82.601%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	74.020%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There are two state tax liens in the combined amount of xx in favor of xx which is recorded on xx/xx/2016 and xx/xx/2019.

No prior year delinquent taxes have been found.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.	According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000% The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating meets expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* DTI > 60% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Alabama. The following state disclosures are missing in the loan file;
1. Choice of Insurer"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ERCQQQIARFF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	93.517%	93.517%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	No	Not Applicable	Unavailable	19.092%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	7.747%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, Its Successors and Assigns which was recorded on xx/xx/2017.

There is state tax lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2017.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

1st city taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2022 to xx/xx/2022. Further details not provided.

The modification agreement was made between lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.747% beginning from xx/xx/2018 with a maturity date of xx/xx/2058. The modification does not have a balloon provision. The loan was modified once since origination.

As per comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.747% beginning from xx/xx/2018 with a maturity date of xx/xx/2058. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application Flood Certificate Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80% Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the GA. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx).
2. Disclosure of Additional Fees."
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SLDNILXIALQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.507%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	95.235%	95.235%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2017.

No active judgments or liens have been found.

County taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.720%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.720%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Unable to be determine the reason for default.

No comments are found regarding the borrower's income is impacted by covid-19.

Loan is not modified since origination.

Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Update:
As per the collection comment dated xx/xx/2023, the servicer provided repayment plan for 6 months starting from xx/xx/2023 through xx/xx/2023 with the monthly amount of xx. The down payment is xx due by xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 10.630% Comparison data 7.580%Variance +3.050%.
																																																																																								2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 10.630% Comparison data 7.780% Variance 2.850%."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QZMZLEMDLPS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	84.283%	84.283%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx. The chain of assignment has been completed. Currently, the assignment is with xx. No active judgments or liens have been found. No prior year delinquent taxes have been found. 1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment received date is unavailable. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment received date is unavailable. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx. As per comment dated xx/xx/2021, the subject property is owner occupied. According to servicing comments dated xx/xx/2021 the subject property had damages due to fire and the estimated cost of repairs is xx. As per comment dated xx/xx/2022, the reason for default is unemployment / xx There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation. This modification agreement was signed between the borrower with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2061 with modified interest rate 2.875%. No evidence has been found regarding litigation and contested matter. As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021, xx/xx/2021 & xx/xx/2022 Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the lender and borrower with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan has been modified twice since origination.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings. The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing Required State Disclosures (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X0EQP1JQGDP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	78.284%	78.284%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.210%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 4.210%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 4.210%. The current UPB reflected as per the payment history is in the amount of xx.

As per the collection comment dated xx/xx/2021, the borrower impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating exceeds expectation.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2014. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2014 for the secured claim amount of xx and the amount of arrearage is xx. The date of last filing bankruptcy is xx/xx/2019, Debtor discharged xx/xx/2019, terminated on xx/xx/2019 and bankruptcy is discharged.	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.210% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan has been modified 3rd times since origination.	Credit Application Flood Certificate Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test due to The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test due to The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing flood cert (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9E7YXCLNOB2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.670%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	90.987%	90.987%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.

No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 8.670%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, borrower's income is impacted by covid. FB plan was provided which started on xx/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Update-
There was no additional changes in Latest Comment.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
INIMPZRVJCD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.880%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	40.467%	40.467%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx. The amount of xx which was recorded on xx/xx/2008 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

There is one civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2016.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2022.

Annual city taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 9 months delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with an interest rate as per payment history is 10.880%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan in bankruptcy.

According to the payment history as of xx/xx/2022, the borrower is currently 9 months delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with an interest rate as per payment history is 10.880%. The current UPB reflected is in the amount of xx.

The collection comment dated xx/xx/2021 states the borrower's income is impacted by covid-19.

As per the collection comment dated xx/xx/2021 the forbearance plan was given to the borrower that started from xx/xx/2021 to xx/xx/2021. The forbearance plans ran and were extended from xx/xx/2021. No further proceedings found.

The collection comment dated xx/xx/2021 the reason for default is curtailment of income.

The collection comment dated xx/xx/2021 the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2020.

The Plan was confirmed on xx/xx/2021.

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However; there is no unsecured portion.

The proof of claim filed on xx/xx/2020. The total amount of secured claim is xx and amount of arrearage is xx.

The debtor shall pay the trustee xx for 60 months under chapter 13.

The case is active and the last filing date is xx/xx/2022.	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the file. The appraisal report located at "xx"xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TBTB7VSOWF8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.160%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	84.365%	84.365%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx its successors and assigns.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of xx  on xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2021, xx/xx/2022.

The subject property is owner occupied. As per comment dated xx/xx/2022, homeowner's property affected. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
2G1WVMAJXOB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.140%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	25.607%	25.607%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx. The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/xx/2017. No active judgments or liens have been found. County taxes of 2022 have been delinquent in the amount of xx on good through xx/xx/2022. Annual utilities charges have been delinquent in the amount of xx payable through the date of xx/xx/2022. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is unavailable. As per collection comment dated xx/xx/2022, the subject property current occupancy status is unknown.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QSS14WK8LRO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	97.699%	97.699%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017.
There are 2 state tax liens against the borrower in the favor of xx for the total amount of xx recorded on xx/xx/2004 and xx/xx/2017.
County annual taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
School annual taxes for the year of 2021-2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 8.539%.

Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 8.539%. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the subject property is owner occupied. As per the comment dated xx/xx/2020, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2020. As per the comment dated xx/xx/2020, the borrower was not impacted by covid-19. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80% Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. New York Real Property Escrow Account Disclosure
9. Commitment Disclosure"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
ARI1EKT06YF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.160%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	76.457%	76.457%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	7.315%	xx	xx/xx/2021	Financial Hardship	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2008 with the lender "xx" in the amount of xx which was recorded on xx/xx/2008.
The chain of assignment is completed as the current assignment is with "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for the year 2021 have been delinquent in the amount of xx which good through on xx/xx/2022.

Review of updated payment history as of xx/xx/2022, the loan is currently performing. The last regular payment (xx) was made on xx/xx/2022 in the amount of xx with interest rate 7.320% for the due date of xx/xx/2022. The UPB as of the date is in the amount xx.	Collections Comments:The loan is in collections. As per review of updated payment history as of xx/xx/2022, the loan is currently performing. The last regular payment (xx) was made on xx/xx/2022 in the amount of xx with interest rate 7.320% for the due date of xx/xx/2022. The UPB as of the date is in the amount xx.
As per comment dated xx/xx/2021 RFD of the loan is reduction of income.
No evidence has been found regarding bankruptcy and foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with the 3 step amortization with the new principal balance of xx and capitalized amount is xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 7.315% beginning from xx/xx/2021 and the new maturity date is xx/xx/2061.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"xx" however; required state disclosures are missing from the loan file as below,
1-Oregon Forced Placed Insurance Notice
2-Notice where Escrow Account is NOT Required
3-Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4-Anti-Coercion Notice
5-Insurance Sales Notice
																																																																																								6-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QZVD82J7CXW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	101.909%	101.909%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 with instrument# xx in the amount of xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/xx/2017.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

There is one junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2002 in favor of xx.

County taxes of 2021 are paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 3 months. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.750%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 3 months. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.750%.

Collection comment dated xx/xx/2021 states that the borrower is impacted by Covid-19. No further information has been found.

The information regarding the foreclosure proceedings is not available.

The information regarding the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Notice of Servicing Transfer	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The Manufactured Home is not affixed. The subject property is a Manufactured Home. The addendum to the appraisal located "xx.pdf#pg-681"xx"xx.pdf#pg-650"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator us Moderate due to-
TILA Foreclosure Rescission Finance Charge Test failed and Bona Fide Discount Points Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an un discounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test-The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FUEIUBSVLQL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.640%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	36.341%	36.341%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 with lender xx which was recorded on xx/xx/2006 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
There is an active judgment against the borrower in the amount of xx which was recorded on xx/xx/2012 in favor of "xx".
1st installment of county tax for the year of 2021 has been paid on xx/xx/2022 in the amount of xx.
2nd installment of county tax for the year of 2021 has been due on xx/xx/2022 in the amount of xx.	Review of the payment history shows that the borrower has been delinquent for 5 months. According to the payment history the last payment was received in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 9.640% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 5 months. According to the payment history the last payment was received in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 9.640% and the current UPB is in the amount of xx.
No information has been found regarding the foreclosure in the latest 24 months servicing comments.
No information has been found regarding the bankruptcy on PACER.
As per collection comments the subject property has been occupied by the owner.
As per comment dated xx/xx/2021, due to natural disaster subject property has been affected. No information has been found regarding the nature of damage as well amount of repairs in the latest 12 months servicing comments.
As per comment dated xx/xx/2021, borrower has been impacted due to covid-19. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GOHYMS7308L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.750%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	47.806%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.316%	xx	Unavailable	Unavailable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 with lender xx which was recorded on xx/xx/2002 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
No active lien and judgment have been found on the updated title report.
Annual county tax for the year of 2021 has been paid on xx/xx/2021 in the amount of xx.
Review of the payment history shows that the borrower has been delinquent for 9 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 8.316% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 9 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 8.316% and the current UPB is in the amount of xx.

No information has been found regarding the foreclosure in the latest 12 months servicing comments.
No information has been found regarding the bankruptcy on the PACER.
As per collection comments the subject property has been occupied by the owner and is in average condition.
As per comment dated xx/xx/2020 the borrower reason for default is COVID-19.

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx/xx/2002 with xx&I of xx with the rate of interest 14.75040 % and a maturity date of xx/xx/2032. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 8.316%. However, loan modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx/xx/2003.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y3OMAKV3E8D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	88.586%	88.586%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/xx/2015 and recorded on xx/xx/2015.

There are 5 civil judgments against the borrower in favor of xx which were recorded on different dates in the total amount of xx.

There is Water/Sewer lien against the subject property in the favor of xx recorded on xx/xx/2021 in the amount of xx.

2nd combined taxes of 2019 have been paid in the amount of xx on xx/xx/2019.

1st and 2nd combined taxes of 2020-2022 have been delinquent in the total amount of xx and the good through date is xx/xx/2022.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2022.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
 As per the collection comment dated xx/xx/2022, the borrower received the 12-month deferral plan on xx/xx/2022 and the plan start date was xx/xx/2022.
As per the collection comment dated xx/xx/2023, the servicer spoke with the family representative and the borrower's sister wants to sell the house as soon as the payment is received then she will be paying off the loan in 2 full payments. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
X2ZIQYK6DLX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.137%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	62.483%	62.483%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found.

1st combined taxes of 2020 have been paid combined in the amount of xx on xx/xx/2022 & xx/xx/2021 respectively.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.136%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.136%. The current UPB reflected as per the payment history is in the amount of xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020, xx/xx/2021 and as per tape data FB ends on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the prohibited fees test :
Title Examination Fee     :       Loan data : xx            Comparison data : xx

The loan failed the origination and processing fees test due to one or more of the following findings:
Loan Origination Fee      :       Loan data : xx           Comparison data : xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test :
Title Examination Fee     :       Loan data : xx            Comparison data : xx

The loan failed the origination and processing fees test due to one or more of the following findings:
Loan Origination Fee      :       Loan data : xx           Comparison data : xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DNB32T5K32D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.180%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	78.660%	78.660%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

There is one junior judgment available in UT filed by borrower "xx" against plaintiff "xx" and recorded on xx/xx/2017. Supportive document "xx" also reflects the same.

Annual county taxes of 2021 are due for xx/xx/2022 in the amount of xx.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 11.180 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 11.180 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
As per collection comment dated xx/xx/2020, the borrower reported that his income is not impacted by Covid-19.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZJ9YTU4W8S7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	89.403%	89.403%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.

There is one prior mortgage against the subject property in the favor of xx. which is the amount of xx recorded on xx/xx/1999.

County taxes of 2021 have been paid in in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.489%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.489%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property is owner occupied.

As per comment dated xx/xx/2021, the reason for default is curtailment of income.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020. Further details not provided.

As per Inspection report located at "xx" dated xx/xx/2022, there was a damage of building exterior surface intact. However, the repairs amount is not available in provided servicing comments. Further details not provided.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2004 with xx&I in the amount of xx with the rate of interest 7.48920% and the maturity date of xx/xx/2034. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 7.48920%. The current UPB is reflected in tape in the amount of xx. The tape data indicates the latest modification was made on xx/xx/2021. However the Modification document is missing from loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69LDZGLXBZC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	98.644%	98.644%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	50.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with lender xx on xx/xx/2006 for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is IRS lien recorded on xx/xx/2016 for the amount of xx in the favor of xx.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx with and interest rate of 10.380%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx with and interest rate of 10.380%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied. As per the servicing comment dated xx/xx/2020, the subject property affected due to natural disaster. However, the details of disaster and damages are not available in latest servicing comments. No comments have been found regarding the income impacted due to covid-19. No employment details have been found in supportive documents.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at "xx PAge#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to TILA Finance Charge Test: fail
TILA Foreclosure Rescission Finance Charge Test: fail."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5JR4P6QR2QS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	83.251%	83.251%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx in the amount of xx which was recorded on xx/xx/2005 in Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2017.
There is a prior judgment against borrower which was recorded on xx/xx/2000 in the favor of xx.
The taxes have been exempted.
As per the review of the payment history as of xx/xx/2022, the borrower is delinquent for 120+days and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. No evidences of post-closing foreclosure and bankruptcy have been found. The RFD is curtailment of income. The property is owner occupied.
No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KHC9X7DFEJ0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.455%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, LLLC, its successors and assigns.

No active judgments or liens have been found.

1st county taxes of 2020 and 2021 have been paid in the total amount of xx on xx/xx/2021 and on xx/xx/2022.

2nd county taxes of 2020 have been paid in the total amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.460%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.460%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB plan.

As per collection comment dated xx/xx/2022, servicer provide modification plan to borrower.

As per collection comment dated xx/xx/2020, homeowner's workplace is affected by natural disaster.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LHCRS46TOFN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.680%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	55.516%	55.516%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	xx in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
There are two judgments active against the borrower in the favor of xx in the amount of xx. Both were recorded on different dates.
2nd half county taxes of 2022 are due on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.000%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, borrower's income is impacted by covid. An FB extension provided, which started on xx/xx/2020.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated xx/xx/2020, property has been affected by natural disaster. No details provided regarding nature of damage and estimated cost. However, we are unable to determine whether the repairs are completed or not.

Update:
As per the collection comment dated xx/xx/2022, the servicer provided RPP for 6 months starting from xx/xx/2022 to xx/xx/2023 with the monthly amount of xx with the down payment of xx due on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.000% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061.	Affiliated Business Disclosure
Credit Application
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. VA Application Disclosure.
2. Choice of Settlement Agent Disclosure.
3. Disclosure of Charges for Appraisal or Valuation.
4. Copy of Appraisal or Statement of Appraised Value.
5. Affiliated Business Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
CRDKCALTD1Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	80.789%	80.789%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment xx. Its successors and assigns.
There is one state tax lien against borrower in the amount of xx which was recorded on xx/xx/2021 in the favor of "xx".

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found
According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of  xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2021.
There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating metes expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx in which the deferred amount is xx and an interest bearing amount is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan has been modified twice since origination.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. OK Title protection notice.
2. Insurance Disclosure.
3. NSF Fee Disclosure.
4. Over-the-limit fees.
																																																																																								5. Notice of Rights to Obtain a Security Freeze."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VV11RR6NC5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	86.120%	86.120%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	24.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx services, Inc. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022 and due in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.630%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.630%. The loan has not been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TXMJKYUOIP4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	73.541%	73.541%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx

The chain of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 13 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 13 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the RFD is curtailment of income.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Fail
Total fee charged is xx and allowed is xx; however it is over by -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
TILA Foreclosure Rescission Finance Charge Test: Fail
Total fee charged is xx and allowed is xx; however it is over by -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
TGISMUZWOLD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	83.540%	83.540%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2008 with the lender xx which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 4 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 4 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the collection comments as of xx/xx/2023, the loan is in collection. The subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed.
																																																																																						According to the appraisal report located at "xx", the type of subject property is a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage."				Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
M4XO73L0VLX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	68.794%	68.794%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

*The chain of assignment has been completed. Currently, the assignment is xx and xx xx. Its successors and assigns.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

There are 3 credit card judgments against the borrower in the favor of xx which was recorded on different dated.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.250%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended one time from xx/xx/2022. Further details not provided."

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at "xx Page#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the SC. The following state disclosures are missing in the loan file;
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
I3BOKJ3XZ86	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.410%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.178%	91.178%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	9.000%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx with "xx"
The chain of assignments has been completed as currently the assignment is with "xx", which was recorded on xx/xx/2017.
No active judgments or liens have been found pending.
No Property tax due.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000% The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.
The collection comment dated xx/xx/2022, the subject property is unknown occupied and is in average condition.
There is no evidence regarding the bankruptcy in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The modification agreement was made between lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 9.000% beginning from xx/xx/2022 with a maturity date of xx/xx/2038. The modification does not have a balloon provision. The loan was modified twice since origination.

																																																																																			Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CRGDT000FWT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.710%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	35.916%	35.916%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	8.655%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx and the lender xx dated on xx/xx/2019.
The Unpaid Principal Balance is xx with interest rate 8.655% which steps up in 4 steps ending at 10.663%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2019. The maturity is xx/xx/2059.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
An Appraisal Report at the origination located at "xx" shows the type of subject property as a Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Neither ATLA 7 endorsement is incorporated with final title policy nor VIN number xx available with the legal description of subject mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
TBFI3Q2UTSJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.340%	360	xx/xx/2007	Unavailable	Conventional	Fixed	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	3.289%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

There are two junior UCC liens available in UT. First was held by "xx" and recorded on xx/xx/2015. Second was held by "xx" and recorded on xx/xx/2020. However, the amount is not provided.

As per additional information of UT, notice of special tax lien dated xx/xx/2014 and recorded on xx/xx/2014 in the favor of "xx".

As per additional information of UT, notice of independent solar energy producer contract dated xx/xx/2016 & recorded on xx/xx/2016 in Instr#xx

No delinquent taxes have been found for the prior year.
Review of payment history tape data as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received date is unable to determine. The current P&I is xx & interest rate is 3.290%. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history tape data as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received date is unable to determine. The current P&I is xx & interest rate is 3.290%. The current UPB as of the date is xx.
No foreclosure & bankruptcy evidence has been found.
According to collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022.
According to collection comment dated xx/xx/2020, the house was burned out. The comment dated xx/xx/2020 states the repairs have been completed with xx that was released. The document available in loan file dated xx/xx/2021 located at "xx" shows the total estimated cost of repair included in the amount of xx. As per recent comment dated xx/xx/2021, roof, interior repairs & general demolition has been completed. However, all other work yet to be completed. The comment dated xx/xx/2021 shows 21% work has been done. No comments have been found regarding repair completion. Also, no recent BPO report is available.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2019 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 3.289% that began from the first payment date xx/xx/2019 till the maturity date of xx/xx/2054. No forgiven and deferred has been noted in the modification agreement.	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
NEIXY5G4RPB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.640%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	86.449%	86.449%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017.
There is a civil judgment against the borrower in the favor of xx for the amount of xx recorded on xx/xx/2014.
County annual taxes for the year of 2021 are delinquent in the amount of xx till good through dated xx/xx/2022.

According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 10.140%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 10.140%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2020, the borrower was impacted by covid-19. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2021, the subject property is located in natural disaster area. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 10.640% and a maturity date of xx/xx/2039. The P&I as per payment history is the xx and rate of interest is 10.140%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2021. As per the comment dated xx/xx/2021, modification was received. The Loan modification agreement is missing from the loan file.
Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

Loan failed NC RSHL Modified HMDA APR threshold test due to APR calculated 10.760% exceeds APR threshold of 5.860% over by +4.900%.
Loan failed NC RSHL Conventional Mortgage Rate APR threshold test due exceeded APR calculated 10.764% exceeds APR threshold of 6.910% over by +3.854%
This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

																																																																																								This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "xx"."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
XBY9O20JNAO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	102.568%	102.568%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. The amount of xx which was recorded on xx/xx/2007 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

There are three civil judgments against the borrower which were recorded on different dates in the combined amount of xx in the favor of xx.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

As per the payment history as of date xx/xx/2022 the borrower has been delinquent for 21 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2020 in the amount of xx. According to payment history next due date is xx/xx/2020 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collections.

As per the payment history as of date xx/xx/2022 the borrower has been delinquent for 21 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2020 in the amount of xx. According to payment history next due date is xx/xx/2020 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.

The collection comment dated xx/xx/2022 states the borrower's income is impacted by covid-19.

As per the collection comment dated xx/xx/2020 the forbearance plan was given to the borrower that started from xx/xx/2021 to xx/xx/2022. The forbearance plans ran and were extended from xx/xx/2021 to xx/xx/2021. No further proceedings found.

The collection comment dated xx/xx/2022 the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

The collection comment dated xx/xx/2019 the borrower xx has deceased.

The Modification agreement was made between xx and xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 3.875% beginning from xx/xx/2022 till the maturity date of xx/xx/2062.

According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2009.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2009.

The Plan was discharged on xx/xx/2012.

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However; there is unsecured portion xx.

The proof of claim filed on xx/xx/2009. The total amount of secured claim is xx and amount of arrearage is xx.

The debtor shall pay the trustee xx for 36 months under chapter 13.	The Modification agreement was made between xx and xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 3.875% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. There is no forgiven amount and deferred amount. However, as per the payment history, the borrower did not make the first mod payment of the loan which is due on xx/xx/2022.	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to
Late Fees Test-
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Bona Fide Discount Points Test-
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment
FAIL

This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided
FAIL"
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DOZHD34A5ZX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.480%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	11.480%	xx	xx/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which recorded on xx/xx/2007 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
As per the comment dated xx/xx/2021 the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2019 with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of 11.48% beginning from xx/xx/2019 till the maturity date of xx/xx/2041. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UJT4NVGISJO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.110%	359	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	91.428%	91.428%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx,Inc.

No active judgments or liens found.

No any prior year taxes are delinquent as per updated title report.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.110%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.110%. The current UPB reflected as per the payment history is in the amount of xx.

As per document xx.pdf PG#xx  subject property is occupied by unknown party.

As per comment dated xx/xx/2022, the reason for default is curtailment of income.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2022 to xx/xx/2022. Further details not provided.

The post-closing details regarding foreclosure have not been found.

No evidence has been found regarding bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx compliance"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed OK HOEPA Higher-Priced Mortgage Loan test due to APR calculated 12.543% exceeds APR threshold of 6.760% over by +5.783%. Subject loan is escrowed.

This loan failed OK HOEPA higher priced mortgage loan test document type test due to document type is "No
Documentation". Final application is missing from the loan documents.

This loan failed the OK HOEPA Higher-Priced required escrow account test due to this loan is a higher-priced mortgage consummated on or after xx/xx/2009 and either: Fails to collect reserves for the payment of homeowner's insurance and property taxes for properties that are not a condominium or high rise condominium."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6YLYMCWLMSG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.740%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007 with xx.

The chain of assignments has been completed. The last assignment was made with xx.

There is a civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2014.

Combined annual installment taxes for 2021 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is delinquent for 7 months with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 7 months with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2022 states the reason for default is unemployment due to the borrower's income was impacted by the covid-19 pandemic. The servicer provided an FB which ran and was extended several times from xx/xx/2022 to xx/xx/2022. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for

This loan failed the TILA foreclosure rescission finance charge test

This loan failed the bona fide discount points test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.The discount points are marked as bona fide but an undiscounted rate value was not provided.

TILA Foreclosure rescission Finance charge test:
Loan Data              Comparison Data          Variance
xx              xx               -xx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure rescission Finance charge test:
Loan Data              Comparison Data          Variance
xx              xx               -xx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QIZWTM7K70E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.981%	100.981%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	48.173%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.723%	xx	xx/xx/2020	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 in favor of xx. in the amount of xx and it was recorded on xx/xx/2006 with instrument# xx .

The chain of assignment is complete. The last assignee is xx,  its successors and assigns.

There is a junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2007 in favor of xx.

There are two judgments found against the borrower in favor of xx in the total amount of xx which were recorded on xx/xx/2018, xx/xx/2020.

Annual county taxes for the year of 2021 have been paid in the amount of xx.
According to the review of payment history as of xx/xx/2022, the borrower is delinquent for 35 months. The last payment received date is unavailable and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to the review of payment history as of xx/xx/2022, the borrower is delinquent for 35 months. The last payment received date is unavailable and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.
As per collection comment dated xx/xx/2020 the borrower is impacted by covid19, the reason for default is unemployment. The current occupancy is owner occupied and current legal status is foreclosure. No further details have been found.
Foreclosure Comments:As per collection comment dated xx/xx/2022 the foreclosure was initiated and the foreclosure was conditionally dismissed with the court on xx/xx/2021 due to loss mitigation comment . No further details have been found.
Bankruptcy Comments:According to the PACER report, the borrower xx had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2022. The current status is petition filed. No further details have been found.	As per the modification agreement the loan was modified on xx/xx/2020 between borrower and lender. The new modified P&I is xx and the modified interest rate is 8.723%. The modified principal balance is xx. In addition to this lender agrees to forgive the principal balance in the amount of xx. The modification further taken 4 steps.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DG769QV9IRE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.760%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	95.542%	95.542%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.842%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2009 with the lender xx in the amount of xx, which was recorded on xx/xx/2009 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
There is judgment active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 8.840%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2022, reason for default is curtailment of income.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2020. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 8.842% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2054.
The lender has agreed to forgive the principal in the amount of xx.

Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test. due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
																																																																																								Interest Rate Test: FAIL Loan Data:11.760% Comparison:6.500% Variance:+5.260."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0SRC0G1RH9M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.150%	300	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	84.842%	84.842%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	No	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 in the amount of xx with lender, xx. which was recorded on xx/xx/2004. Chain of assignment is complete as subject mortgage is with lender, xx.
There are 2 junior mortgages active against subject property each in the amount of xx and xx with lender, xx. These mortgages were recorded on xx/xx/2005 and xx/xx/2007 respectively.
There is a civil judgment active against borrower, xx in the amount of xx which was recorded on xx/xx/2018 by plaintiff, xx.
Property taxes of 2021 are paid on xx/xx/2021.
According to payment history as of xx/xx/2022, the loan is current and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The monthly P&I is in the amount of xx and interest rate of 8.15%. The current UPB is reflected in the amount of xx.
Collections Comments:
According to servicing comments as of xx/xx/2022, the loan is current. Payment history as of xx/xx/2022 shows that borrower is due for xx/xx/2022 payment. The last payment was received on xx/xx/2022 in the amount of xx. The current UPB is in the amount of xx.
As per collection comment dated xx/xx/2020, the borrower's income was reduced due to Covid.
No evidence of loan modification has been found.
No evidence has been found regarding litigation and contested matter.
No records of post-closing bankruptcy filed by xx.
As per servicing comment dated xx/xx/2020, the property damaged was reported. However, 100% repairs have been completed on property.

Update:
As per the collection comment dated xx/xx/2024, the subject property was damaged due to water and mold on xx/xx/2023. The waterline was broken and leaking. As per the comment dated xx/xx/2024, the insurance claim check was received in the amount of xx. As per the comment dated xx/xx/2024, photos of repairs/work done were received. But the comment dated xx/xx/2024 shows that the borrower cannot stay in the house due to black mold. We are unable to confirm the repairs are actually completed or not from available comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
9GUW20T0T5C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.996%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Refinance	79.918%	79.918%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	10.008%	xx	xx/xx/2019	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/2002 which was recorded on xx/xx/2002 in the xx a Corporation in the amount of xx.
The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2017 which was recorded on xx/xx/2017.
There is show one junior mortgage which was originated on xx/xx/2001 and recorded on xx/xx/2001 in the favor of xx in the amount of xx.The subordination agreement is located at "xx".
No active liens and judgments have been found.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.010%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.010%. The current UPB is reflected in tape for the amount of xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.

Update-
There was no additional changes in Latest Comment.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2019 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 10.008 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2019. The maturity date reflects per modification is xx/xx/2050.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"xx"." * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BA1H94DFKAB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.050%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	49.584%	49.584%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with lender xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx.
Annual combined taxes of the year 2021 have been paid in the amount of xx on xx/xx/2021.
No active liens and judgments have been found.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount xx which was applied due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.550%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According servicing comments, this loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount xx which was applied due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.550%. The current UPB reflected as per the payment history is in the amount of xx.
As per servicing comment dated xx/xx/2021, the reason for default is the curtailment of income. The borrower's income is impacted by covid-19.
Servicing comments shows extension of fb plan but did not found start and end date of plan.
As per the comment dated xx/xx/2020 the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
No foreclosure activity has been found.
No post close bankruptcy record has been found.

Update:
As per the collection comments as of xx/xx/2024, the loan is in collection. Comment dated xx/xx/2024 shows the BWR was approved for 4 months RPP plan. As per the comment dated xx/xx/2024, the mod option was denied for the borrower.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
JT3YLQA67EG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	103.683%	103.683%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

There is one junior civil judgment available in UT in the amount of xx held by "xx" and recorded on xx/xx/2009. However, middle name is inconsistent. Hence, the judgment is not considered.

Annual county taxes of 2022 are due for xx/xx/2022 in the amount of xx.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 10% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 10% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure & bankruptcy evidence has been found.
As per collection comment dated xx/xx/2022, RFD is curtailment of income. The servicer provided FB plan which ran from xx/xx/2021 to xx/xx/2022.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UE4OAAKMISL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	94.932%	94.932%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	8.459%	xx	xx/xx/2019	Financial Hardship	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which is held by xx and this was recorded on xx/xx/2007.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
The 1st and 2nd installment county taxes for the year of 2021 have been paid in the total amount of xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2022 the borrower is 2 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 8.460%. The UPB amount is xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022 the borrower is 2 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 8.460%. The UPB amount is xx.
As per comment dated xx/xx/2021, the reason for default is curtailment of income.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.

"Update: The comment dated xx/xx/2024, the loan is active in foreclosure and the foreclosure sale was set for xx/xx/2024. judgment was entered on xx/xx/2023. The comment dated xx/xx/2024, the loan was reinstated and FC sale has been cancelled.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019.The new modified principal balance is xx and the borrower has promised to pay the monthly payment in the amount of xx with the rate of interest of 8.459%. The payment had begun from xx/xx/2019 that is to be ended with the stated maturity date of xx/xx/2059.The rate changes in 3 steps ending at 10.438 and P&I xx.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BUL0G4R8DKN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.999%	240	xx/xx/2002	xx/xx/2003	Conventional	Fixed	Refinance	95.879%	95.879%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	98.042%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of xx with xx a corporation with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 23 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 23 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The borrower had filed Bankruptcy under chapter-7 on xx/xx/2005 with the case#xx. The case was discharged on xx/xx/2005 and got terminated on xx/xx/2006. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NNKUH5453QC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.630%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	61.261%	61.261%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2006 with the lender xx. which was recorded on xx/xx/2006.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 3 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 3 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
																																																																																								The discount points are marked as bona fide but an undiscounted rate value was not provided."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PN07N7HUF5U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.240%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	90.563%	90.563%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.603%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx services, Inc. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx loan servicing, LLC recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.600%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.600%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/2021, the borrower was not impacted by covid-19. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2022 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower has promised to pay the amount of xx with the interest rate of 7.603% beginning on xx/xx/2019 till maturity date of xx/xx/2059.	Credit Application Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test due to The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
829PI2I65X6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	11.500%	240	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx, and a xx. Its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.500% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.500% The current UPB reflected as per the payment history is in the amount of xx.

According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case# xx on xx/xx/2005. The date of last filing bankruptcy is xx/xx/2005, Debtor discharged xx/xx/2005, terminated on xx/xx/2005 and bankruptcy is discharged.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

There is no evidence regarding the foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating meets expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case# xx on xx/xx/2005. The date of last filing bankruptcy is xx/xx/2005, Debtor discharged xx/xx/2005, terminated on xx/xx/2005 and bankruptcy is discharged.	Not Applicable	Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WB4AQ9RSPZP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	88.442%	88.442%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.250%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.

There is state tax lien found against the subject property in the favor of "xx" in the amount of xx, which was recorded on xx/xx/2019.
There is a civil judgment in the amount of xx in favor of The xx, which was recorded on xx/xx/20155. The credit card judgment is found in the amount of xx.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2021 school annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 10.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 10.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment unable to determine the reason for default.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 10.250% beginning from xx/xx/2020, which will get changed in 2 steps till the maturity date of xx/xx/2038. The rate will change in 2 steps which end with 11.250%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80% Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. An appraisal report at time of origination is missing from the loan file and the seller's tape data shows that the subject property type is "manufactured home"xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file. However, the values are updated from tape data."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. New York Real Property Escrow Account Disclosure
9. Commitment Disclosure
10. Lock-in Disclosure
11. Expiration of Lock-in or Commitment Period"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SGGORFYQ64Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	80.689%	80.689%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 for the amount xx held by xx. a Corporation.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 9.390 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 9.390 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower confirmed that his income is not impacted by Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51WIEC81OYX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.910%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	75.558%	75.558%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx, Its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.910% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.910% The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2022.

As per comment dated xx/xx/2022 the subject property is owner occupied.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating meet expectation.
The collection comment dated xx/xx/2021 the subject property has been damaged due to roof and siding and claim amount is xx. However, as per servicing comments dated xx/xx/2021, the repairs have been completed.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx Page#xx"xx"xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit Application located at "xx Page#xx"xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
																																																																																								1. Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
N4LSZBTLREL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	No	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.370%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	85.745%	85.745%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	110.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with lender xx.
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active liens and judgments have been found.
No prior year delinquent taxes and annual taxes have been found.
There is an active prior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/1988 which was recorded on xx/xx/1988 with the instrument | xx#xx.
No active liens and judgments have been found against the borrower and subject property.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 17 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied due date on xx/xx/2020. The current P&I is in the amount of xx and PITI is xx with an interest rate of 8.390%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 17 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied due date on xx/xx/2020. The current P&I is in the amount of xx and PITI is xx with an interest rate of 8.390%. The current UPB reflected as per the payment history is in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to servicing comments dated xx/xx/2022, borrower is impacted by covid-19.
As per tape data fb plan end date is xx/xx/2022 but no further information regarding start date.
The loan has not been modified since origination.
No evidence has been found regarding litigation and contested matters.
Recent servicing comments do not reflect any damage pertaining to the subject property.
The subject property has been occupied by the owner.

Update:
As per the comment dated xx/xx/0023, the loan modification was approved. The new modified UPB is xx. The P&I is xx and interest rate is 6.00%. Further details not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WCO9BHNQVM9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.230%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	61.544%	61.544%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	4.740%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
The combined annual taxes for the year 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 30 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.740%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 30 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.740%. The current UPB reflected as per the payment history is in the amount of xx.

The subject property is unknown occupied.
The borrower's willingness to pay is poor and servicing rating below expectation.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.

According to collection comment dated on xx/xx/2022, foreclosure action is dismiss for lack of prosecution.

Update:
As per the collection comment dated xx/xx/2022, the borrower "xx" deceased on xx/xx/2018.
The foreclosure was initiated. As per the collection comment dated xx/xx/2022, the complaint was filed on xx/xx/2020. No further FC activity has been found.
As per the collection comment dated xx/xx/2022, there is a junior IRS lien active against the borrower in favor of "xx" which was recorded on xx/xx/2016 in Book xx, Page xx.

Foreclosure Comments:According to document located at "xx" the foreclosure was initiated in year 2020. The notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2020 in the favor of "xx" with case #xx which was recorded on xx/xx/2020. However, as per servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to loss mitigation.

According to collection comment dated on xx/xx/2022, foreclosure action is dismiss for lack of prosecution.

Further detail not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case# xx on xx/xx/2007. Discharged chapter 07 the plan was filed on xx/xx/2007, voluntary Petition filed on xx/xx/2007. Further details not available.	The modification agreement was made between the lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.740% beginning from xx/xx/2019 with a maturity date of xx/xx/2053. The modification does not have a balloon provision. Forgiven amount is xx. The loan has been modified once since origination.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal located at "xx Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
																																																																																								3. Notice of Free Choice of Agent or Insurer."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
LMMGGEAK9S2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.606%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	78.090%	78.090%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	73.170%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx, with xx. (xx), recorded with the Instrument#xx

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

4th   installment city taxes of 2021 have been due on xx/xx/2022 in the amount of xx.
According to the payment history tape data as of xx/xx/2022, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history tape data as of xx/xx/2022, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the RFD is curtailment of income.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * DTI > 60% (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KL4Y4JHH63N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.210%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	101.786%	101.786%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx in the amount of xx which was recorded on xx/xx/2006 with Instrument book/page# xx .
The chain of assignment is complete. The current assignment is with "xx" which was recorded on xx/xx/2016.
No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment history dated xx/xx/2021, borrower's income is impacted due covid-19. The servicer provided FB plan started from xx/xx/2020 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FPDVDQBS31D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	83.090%	83.090%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	xx	11.748%	xx	xx/xx/2022	Unavailable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx. with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a credit card judgment against the borrower in the favor of xx which was recorded on xx/xx/2012.

There is an HOA lien against the subject property in the favor of xx, which was recorded on xx/xx/2014 in the amount of xx.

There is a notice of lien (xx) against the subject property in the favor of The xx, which was recorded on xx/xx/2017 in the amount of xx.

There is a state tax lien against the borrower in the favor of xx which was recorded on xx/xx/2021 in the amount of xx.

1st and 2nd installments county taxes of 2021 have been paid on xx/xx/2021 & xx/xx/2022 in the total amount of xx.
According to the payment history as of xx/xx/2022, the last payment received date is unable to be determined and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment received date is unable to be determined and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx/xx/2021, the subject property was damaged due to natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage which was originated on xx/xx/2008 with xx&I of xx and the interest rate of 11.98%. According to the latest payment history as of xx/xx/2022, the current interest rate is 11.748%and P&I is xx. As per the comment dated xx/xx/2022, the servicer provided modification plan to the borrower. The new modified principal balance is in the amount of xx with interest rate 11.748 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity term is 201 months. The interest-bearing amount is xx. The deferred balance is xx. There is no principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date
Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date
Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the West Virginia State. The following state disclosures are missing in the loan file;
1) WV Collateral Protection Insurance Notice 1
2) Co-Signer Notice
3) Financial Institution Insurance Disclosure
4) Non-Deposit Investment Product Disclosure
5) Financial Institution Insurance Disclosure
6) Non-Deposit Investment Product Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MVY0XVOL0Z0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	93.099%	93.099%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	52.562%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2021.

As per updated title report there is tax sale certificate document have been found which is located at "xx". However, there is no redeemed date also updated title report shows there is no prior year delinquency amount.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.040%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.040%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.

The subject property is owner occupied.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/218. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is xx. The second amended chapter 13 plan was confirmed on xx/xx/2019. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. Currently bankruptcy is active.	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test :
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test :
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QKGHWFOPUH6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.290%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	17.850%	17.850%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.372%	xx	xx/xx/2020	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 in favor of xx for xx in the amount of xx and it was recorded on xx/xx/2004 with instrument# xx.
The chain of assignment has been completed. The last assignment is with xx.
No active liens and judgment are found against the subject borrower property.
No delinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state RFD.
The subject property is occupied by unknown party.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2020 between the borrower and xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.372% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2036.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2RA5P467Y5Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.640%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	102.896%	102.896%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 which is held by xx and this was recorded on xx/xx/2005.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
There is an active judgment against the borrower xx in the amount of xx in favor of "xx" which was recorded on xx/xx/2013.
The annual county and town taxes for the year of 2021 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2022 the borrower is 22 months delinquent with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 8.640%. The UPB amount is xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022 the borrower is 22 months delinquent with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 8.640%. The UPB amount is xx.
As per the inspection detail report located at "xx", the subject property had damaged siding in the amount of xx and occupancy is tenant.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022.The new modified principal balance is xx and the borrower has promised to pay the monthly payment in the amount of xx with the rate of interest of 3.125%. The payment had begun from xx/xx/2022 that is to be ended with the stated maturity date of xx/xx/2062.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
B8E23B3LJWT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	94.708%	94.708%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and it was recorded on xx/xx/2003 in the amount of xx in favor of xx.
The chain of assignment has been completed as the subject mortgage is with the lender, xx.
There are two mortgages which were recorded after subject mortgage.
The first mortgage was recorded on xx/xx/2004 in the amount xx in favor of xx.
The second mortgage was recorded on xx/xx/2004 in the amount xx in favor of xx.
The annual county taxes for 2021 have been paid in full in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.

Review of updated payment history as of xx/xx/2022, the loan is in delinquency for 1 month and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2021 . The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in collection.
Review of updated payment history as of xx/xx/2022, the loan is in delinquency for 1 month and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx  for the due date of xx/xx/2021 . The UPB as of the date is in the amount of xx.
As per collection comment dated xx/xx/2022, the reason for default is curtailment of income as borrower's income is impacted by covid-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q2W3VXAKAI5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.510%	359	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	64.536%	64.536%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx. The loan is currently assigned with xx, which was recorded on xx/xx/2016.
The first and second installments of county taxes for the year of 2021 are paid in the amount of xx and xx respectively.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.510%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.510%. The current UPB is xx.
The property is owner occupied. No damage or repair to the property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
V74BZ8OHSLY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.940%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	83.741%	83.741%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is xx, and a Delaware Limited Liability Company. Its successors and assigns.

There is one mortgage recorded on xx/xx/2008 in the amount of xx with the lender of xx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd county taxes of 2021 have been due in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $ xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875% The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $ xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875% The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021.

According to collection comment dated xx/xx/2021, homeowner's property affected.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating meet expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan has been modified twice since origination. And modification is unexecuted.
Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
																																																																																								rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
T5Q8VC7B6YZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	Second	xx	xx	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.190%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	73.450%	73.450%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.480%	xx	xx/xx/2010	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2008 with the lender xx in the amount of xx, which was recorded on xx/xx/2008.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2019.
There is junior mortgage in the favor of The xx
Administration, an agency of the Government of the United States of America recorded on xx/xx/2018 in the amount of xx.
There are seven civil judgements, 1st is in the favor of xx in the amount of xx, 2nd is in the favor of xx recorded on xx/xx/2018 in the amount of xx,3rd is in the favor of xx recorded on xx/xx/2019 in the amount of xx,4th is in the favor of xx
xx in the amount of xx 5th is in the favor of xx recorded on xx/xx/2021 in the amount of xx and 7th is in the favor of xx recorded on xx/xx/2020 in the amount of xx.
County annual taxes for the year of xx/xx/2021 have been paid in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 46 months and the next due date for the regular payment is xx/xx/2018. The last payment received date is unavailable the PITI xx which includes P&I xx with the rate of interest of 2.480%, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collections with the loan and the next due date for the regular payment is xx/xx/2018. The last payment received date is unavailable the PITI xx which includes P&I xx with the rate of interest of 2.480%, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.
The modification agreement was made between Lender xx, and Borrower xx and xx  on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.48% beginning from xx/xx/2010 with a maturity date of xx/xx/2028.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2021 and the complaint was filed on xx/xx/2022. No further information has been found related to foreclosure.
No details related to the bankruptcy have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2021 and the complaint was filed on xx/xx/2022. No further information has been found related to foreclosure.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xxFinancial, and Borrower XXXX on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.48% beginning from xx/xx/2010 with a maturity date of xx/xx/2028.	Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx#2260."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx), transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
N264517WMI5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.955%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	63.922%	63.922%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	57.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 which recorded on xx/xx/2005 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
There are two municipal taxes against the property in the total amount of xx in favor of xx which were recorded on xx/xx/2006 and xx/xx/2007 respectively.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
Unable to determine the current occupancy and condition of the subject property

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UERD1IJ0WS4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	240	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	88.663%	88.663%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active judgments or liens were found.
The combined annual taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 5.00%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 5.00%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.  As per the tape, the reason for default is reduction in income due to COVID-19 and the FB plan provided to the borrower that began from xx/xx/2022 and ends on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" due to
Bona Fide Discount Points Test: Fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: Fail
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* DTI > 60% (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TOHW8M064DW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.090%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	67.228%	67.228%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	10.536%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2008 with the lender xx. which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
There is a hospital lien in the favor of xx in the amount of xx which was recorded on xx/xx/2010.
There are 2 state tax liens in the favor of xx in the total amount of xx which were recorded on xx/xx/2015 and xx/xx/2019.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property. As per the BPO property inspection report located at "xx", the subject property had damage. The deck is falling; house is flooded and water damage. An estimated cost of repairs is xx. However, no further details have been found regarding completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 10.536 % beginning from xx/xx/2021, which will get changed in 02 steps till the maturity date of xx/xx/2029. The rate will change in 2 steps which end with 10.590%. There are no deferred balance and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. (xx)"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
																																																																																								6. Non-Deposit Investment Product Disclosure"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OGTEK3K3QG7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.450%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	60.861%	60.861%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.425%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx. The amount of xx which was recorded on xx/xx/2006 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx. A Delaware Limited Liability Company.

There are three civil judgments against the borrower which were recorded on different dates in the total amount of xx in the favor of xx.

Annual county taxes for the year 2021 has been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 25 months delinquent with the loan. Last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount xx with an interest rate as per payment history is 8.950%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 25 months delinquent with the loan. Last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount xx with an interest rate as per payment history is 8.950%. The current UPB reflected is in the amount of xx.

No comments have been found regarding the borrower's income impacted due to covid-19.

The collection comment dated xx/xx/2022 the subject property is owner occupied and is in average condition. Further details not provided.

The collection comment dated xx/xx/2020 the reason for default is death of borrower.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

The Modification agreement was made between xx and xx on xx/xx/2020. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with step interest rate of 7.425% to 8.950% beginning from xx/xx/2020 till the maturity date of xx/xx/2060.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2020. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with step interest rate of 7.425% to 8.950% beginning from xx/xx/2020 till the maturity date of xx/xx/2060. There is no deferred balance amount and forgiven amount.	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL

TILA Foreclosure Rescission Finance Charge Test: FAIL

GSE (xx)
GSE (xx) Prepayment Penalty Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1APKNMSKNN5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.432%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	94.037%	94.037%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/xx/2016.

No active judgments or liens have been found.

County annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment received date is unable to determine. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment received date is unable to determine. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx.

The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.500% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. Total capitalized amount is xx.

As per comment dated xx/xx/2022, the reason for default is reduction in income.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2022. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable

Update:
As per the collection comment dated xx/xx/2024, the borrower was approved for the 6-month payment arrangement program which started on xx/xx/2023.
As per the collection comment dated xx/xx/2024, the borrower would bring the loan current by the end of that month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.500% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Disclosure of Debtor Waiver of Class Action.
2. Fee Disclosure.
3. Loan Application Notice.
																																																																																								4. Servicer Disclosure."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
LGA2IH8LHMJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.420%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	77.575%	77.575%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, Its Successors and assigns.

No active judgments or liens have been found.

Combined taxes of 2021 have been paid in the amount of xx on xx/xx/2020.

Combined taxes of 2021 are delinquent in the amount of xx which was due on xx/xx/2022 and good through till xx/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the reason for default is curtailment of income.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2022. Further details not provided.

As per comment dated xx/xx/2021, the subject property is affected by natural disaster. However, the amount of repair is not available.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination.
Credit Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "The debt-to-income ratio of the customer was not provided. The DTI ratio is one of several factors that should be considered when making any covered loan.
No lender may make covered loans to customers based on the customer'xx's ability to repay.
This loan failed the DTI provided test. (WI AB 792, WI Statutes 428.203 (xx)) , (xx)
The debt-to-income ratio of the customer was not provided. The DTI ratio is one of several factors that should be considered when making any covered loan.
No lender may make covered loans to customers based on the customer'xx's ability to repay."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than -xx. The TILA Foreclosure Rescission Finance Charge Test is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than -xx.  The TILA Right of Rescission Test failed"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GJ8JQW01VDT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.150%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	83.472%	83.472%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	50.826%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	xx	11.150%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xxwith xx

The chain of assignment has been completed. Currently, the assignment is with xx Delaware Limited Liability Company its successors and assigns.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx  on xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.150%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.150%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is unemployment / xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2021. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per collection comment dated xx/xx/2022 modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.150% beginning from xx/xx/2022. The loan has been modified once since origination. But an executed copy of such loan modification agreement is missing from the loan file.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to-
This loan failed the TILA foreclosure rescission finance charge test. Due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. Due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PR93CQ569QN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.240%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	99.917%	99.917%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.240%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There are 2 civil judgments found against the borrower in the favor of xx and xx recorded on xx/xx/2020 and xx/xx/2021 amount of judgment is unavailable.
County 2nd installment tax of 2021 has been paid in the amount of xx on xx/xx/2022.
County 1st installment tax of 2021 has been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. As per PACER report borrower has not filed bankruptcy since loan origination. No evidences have been found regarding the current/prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related damage or repairs. The occupancy of the subject property is unable to be determined. Collection comment does not show borrower's income impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2020 and a new maturity date of xx/xx/2033 with modified interest rate 9.240%. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited.

Prohibited Fees Test: Fail    Charged:xx    Allowed: xx    Over by: +xx

Prohibited fee test inclusion-

1103 Title Examination Fee xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Cosigner Notice
2. Notice to Consumer
3. Compliance with Truth in Lending Act
4. Choice of Insurer Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WY2WVWYFFFO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.670%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	98.626%	98.626%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	7.002%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2006 with the lender xx in the amount of xx which was recorded on xx/xx/2006 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
There is judgment active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2021
2nd half combined taxes of 2021 are due on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 7.000%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comment has been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.002% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061. This loan was modified once.
The lender has agreed to forgive the principal in the amount of xx. The modification agreement has 3 steps.
Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Ohio. The following state disclosures are missing in the loan file;
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
																																																																																								3) Non-Deposit Insurance Disclosure."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3CFGXHR8B8C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.310%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	78.773%	78.773%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	9.310%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017.
There is an active junior mortgage against the subject property in the favor of "xx" in the amount of xx, originated on xx/xx/2008, which was recorded on xx/xx/2008 with the instrument | xx # xx
No active judgments or liens were found.
The 2021 school annual taxes have been paid in the amount of xx on xx/xx/2021.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 9.310%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:The loan is currently in foreclosure.
According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 9.310%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year 2019 with the loan. The notice of Lis pendens located at (xx) shows that the foreclosure complaint was filed on xx/xx/2019 in the favor of "xx" with case #xx and recorded on xx/xx/2019. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2021, the borrower is active on forbearance plan.
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2018 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower had promised to pay the monthly P & I of xx beginning from xx/xx/2018 and a new maturity date of xx/xx/2051 with modified interest rate 9.310%. There are no deferred balance and principal forgiven amount.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
According to servicing comments dated xx/xx/2022 the borrower's income has been impacted due to covid-19.
Foreclosure Comments:The foreclosure was initiated in year 2019 with the loan. The notice of Lis pendens located at (xx) shows that the foreclosure complaint was filed on xx/xx/2019 in the favor of "xx" with case#xx and recorded on xx/xx/2019. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2018 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower had promised to pay the monthly P & I of xx beginning from xx/xx/2018 and a new maturity date of xx/xx/2051 with modified interest rate 9.310%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York . The following state disclosures are missing in the loan file;
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Default Warning Notice
8.Smoke Alarm Affidavit
9.New York Real Property Escrow Account Disclosure
10.Commitment Disclosure
11.Lock-in Disclosure
12.Expiration of Lock-in or Commitment Period"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Z7KIR5GTHGN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	106.700%	106.700%	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2007 with the lender "xx", in the amount of xx which is recorded on xx/xx/2007.
The chain of assignment is complete. The current assignment is with "xx".

No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.The servicer provided FB plan which is started from xx/xx/2021 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx" xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan is failing for TILA test.
This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"xx" however; required state disclosures are missing from the loan file as below,
1-Waiver of Borrowers Rightsand Closing Attorney Affidavit (xx)
																																																																																								2-Disclosure of Additional Fees"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MIM3F07E2LE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	300	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	93.734%	93.734%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.500%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 1st installment of county taxes for the year of 2021 has been paid in the amount of xx on xx/xx/2022.
The 2nd installment of county taxes for the year of 2021 has been due in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021.Adjustment of due dates from xx/xx/2020 to xx/xx/2021.The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021.Adjustment of due dates from xx/xx/2020 to xx/xx/2021.The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2020, the reason for default is covid impact.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2020, borrower is on forbearance plan
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx.The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.500%.There is no principal forgiven amount.
No information has been found related damage or repairs
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
According to servicing comments dated xx/xx/2020 the borrower's income has been impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx.The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.500%.There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed IN License Validation Test;Fail

Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to
IN License Validation Test: Fail"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AJ47N1B4HYQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	97.594%	97.594%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	xx	11.000%	xx	xx/xx/2011	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 11% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 11% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. No details have been found regarding FB plan.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	AOT agreement was made between the borrower and lender on the effective date xx/xx/2011. The borrower has promised to pay the new principal balance of xx with the fixed interest rate 11% and P&I of xx that began from the first payment date xx/xx/2011 till the maturity date of xx/xx/2041. The deferred balance is xx. The interest bearing amount is xx.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E0C0DJY1JIU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.140%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	61.491%	61.491%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	xx	9.140%	xx	xx/xx/2022	Unavailable	As per the updated title dated xx/xx/2022, the subject mortgage was recorded on xx/xx/2006 and recorded on xx/xx/2006 in the favor of xx in the amount of xx.
The chain of assignments has been completed. Currently, the mortgage is with "xx", which was recorded on xx/xx/2017.
No active judgments or liens have been found.
There are two junior UCC mortgages in the favor of xx which were recorded on xx/xx/2017 and xx/xx/2020.
Annual combined taxes of 2021 have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 30+days and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.140%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is covid. No repairs and damages have been found. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with xx&I of xx with interest rate 10.14%. As per payment history, the current P&I is xx and interest rate is 9.140%. The collection comment dated xx/xx/2022 shows loan is approved for covid-19 modification. The loan was modified on xx/xx/2022 and the new principal balance is xx. The first payment date is xx/xx/2022. The modification agreement is missing from the loan file.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FYYACDU3L4J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.860%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Refinance	104.374%	104.374%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.990%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 with the lender xx a corporation for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx loan servicing, LLC recorded on xx/xx/2017.
There is a junior mortgage originated on xx/xx/2011 and recorded on xx/xx/2011 with the lender xx for the amount of xx.
There are 2 credit card judgments against the borrower in the favor of xx for the total amount of xx recorded on xx/xx/2015.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.999%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.999%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/2020, the borrower was impacted by covid-19. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2021, the subject property is located in natural disaster area. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update: -
As per the comment dated xx/xx/2022, the modification was approved on xx/xx/2022. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 7.000%, beginning from xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2020 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower has promised to pay in the amount of xx with the interest rate of 7.999% beginning on xx/xx/2020 till maturity date of xx/xx/2051.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance for LTV>80%
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx Page#xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan is failed the Prepayment Term Test:
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Loan Data: 60 months Comparison Data : 0 months Variance 60 months.
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
IO70NBUYXI6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.630%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	76.910%	76.910%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	4.375%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There are 2 civil judgments against the borrower in favor of xx; xx which were recorded on xx/xx/2015 in the total amount of xx.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 23 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 12.630%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 23 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 12.630%. The current UPB reflected as per the payment history is in the amount of xx.

This modification agreement was made between servicer and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.375% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The loan was modified twice since origination.

As per comment dated xx/xx/2022, the borrower informed the servicer that the interior of subject property is heavily damaged and the property is vacant. Further details not provided.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between servicer and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.375% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The loan was modified twice since origination.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UXWKYNNJ0HP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	83.200%	83.200%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	10.980%	xx	xx/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property:
There are 2 Water/Sewer/Utilities liens on the subject property. First was recorded on xx/xx/2009 in the amount of xx and second was recorded on xx/xx/2021 in the amount of xx in favor of xx.
Civil judgment against the borrower recorded on xx/xx/2016 in the amount of xx in favor of xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is excessive obligations.
As per the comment dated xx/xx/2022, the subject property occupancy status is unknown.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2017 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate of 10.98% beginning from xx/xx/2017 till the maturity date of xx/xx/2049. The interest bearing amount is xx.	Credit Application HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, initial credit application is available in the loan file located at "xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "State Regulations
Interest Rate Test: FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations
Interest Rate Test: FAIL
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
C5HXSQPPN92	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.590%	240	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	93.178%	93.178%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2000	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.375%	xx	xx/xx/2022	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the favor of "xx" in the amount of xx.
The chain of assignment is complete. The current assignment is with "xx" dated on xx/xx/2017 which was recorded on xx/xx/2017.
There is a UCC lien against borrower in the favor of "xx" recorded on xx/xx/2000.
There is an active civil judgment against borrower in the favor of "xx" in the amount of xx recorded on xx/xx/2021.
There is no Tax for property due to exemption.
No delinquent taxes have been found for the prior years.
As per review of updated payment history as of xx/xx/2022, the borrower is delinquent for 11 months. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 6.98% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in bankruptcy.
As per review of updated payment history as of xx/xx/2022, the borrower is delinquent for 11 months.  The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 6.98% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.
As per the collection comment dated xx/xx/2021, reason for default borrower is facing financial hardship due to covid.
No foreclosure activity has been found.
The borrower "xx" filed BK on date xx/xx/2021 (xx) for Chapter 13. As per the amended chapter 13 plan filed on date xx/xx/2022 and the borrower promises to pay xx per month to the trustee for 58 months.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower "xx" filed BK on date xx/xx/2021 (xx) for Chapter 13. As per the amended chapter 13 plan filed on date xx/xx/2022 and the borrower promises to pay xx per month to the trustee for 58 months. The original claim as per the POC filed on date xx/xx/2022 by the creditor was xx and amount of arrearage is xx.	Modification agreement located at "xx" is not signed by borrower.
As per the modification agreement dated xx/xx/2022 between Borrower and Lender Stated UPB in the amount xx.
As per the changed term the borrower have to pay 203.88 P&I for 480 months with an interest rate of 4.375%. New maturity date is xx/xx/2062. Whether this agreement is accepted by borrower or not is not confirmed.
																																																																																			Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx#860"xx"		* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Z7T7K2QY4HV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.240%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	93.900%	93.900%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	11.240%	xx	xx/xx/2018	Financial Hardship	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2009 with the lender "xx", in the amount of xx which is recorded on xx/xx/2009.
The chain of assignment is complete. The current assignment is with "xx".
No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 22 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.240%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 22 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.240%. The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the borrowers income is impacted by covid-19.The servicer provided FB plan which is started from xx/xx/2020 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 11.240% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per loan modification agreement is xx/xx/2053.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
This loan failed the NC RSHL DTI Provided Test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.
This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "xx"."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
OUK43TCL6MU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.710%	360	xx/xx/2002	xx/xx/2002	Conventional	ARM	Cash Out	91.505%	91.505%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of xx with xx. (xx)

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

1st county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

2nd county taxes of 2022 have been due in the amount of xx on xx/xx/2022.

As per updated title report dated xx/xx/2022 there is an active prior Mortgage available in the updated title report with the amount of xx, in favor of "xx" and which was recorded on xx/xx/1994. However, final title policy is missing and this prior Mortgage is showing in schedule-B of commitment policy as an exception and no pay off are found in final CD for it.

As per the review of the updated title report dated xx/xx/2022 there is one municipal lien against the xx in favor of "xx" in the total amount of xx which was recorded on xx/xx/2019.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is in the amount of xxand current PITI is in the amount of xx with an interest rate of 5.820%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is in the amount of xxand current PITI is in the amount of xx with an interest rate of 5.820%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

Collection comments dated xx/xx/2022, the subject property was impacted by the natural disaster.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.

Further details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	3: Curable		* Lost Note Affidavit (Lvl 3) "xx"xx"."	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HQ3V6ZESHDS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	First	xx	xx	Unavailable	xx	Yes	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.390%	180	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	94.158%	94.158%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1998	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/xx/2017.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

1st county taxes of 2020 have been paid in the amount of xx on xx/xx/2021.

2nd county taxes of 2020 have been due in the amount of xx on xx/xx/2021.

County annual taxes for the year of 2005 and 2003 are delinquent in the total amount of xx till good through dated xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 29 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.220%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 29 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.220%. The current UPB reflected as per the payment history is in the amount of xx.

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the reason for default is curtailed income.

As per comment dated xx/xx/2021, borrower was not impacted by COVID-19 pandemic.

According to PACER, the borrower "xx" filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2001. The borrower was discharged on xx/xx/2001 and also got terminated on xx/xx/2001. The date of last filing is xx/xx/2001.

Update-
As per servicing comment dated xx/xx/2024, foreclosure was Cancelled.
Foreclosure Comments:The foreclosure was initiated in year 2020. The notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2020 in the favor of "xx" with case#xx which was recorded on xx/xx/2020. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to  PACER, the borrower "xx"  filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2001.
The borrower was discharged on xx/xx/2001 and also got terminated on xx/xx/2001. The date of last filing is xx/xx/2001. Further details not provided.
																																																																																		Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Missing Required State Disclosures (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MXTYDKRN04I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.880%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	99.512%	99.512%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	23.627%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

As per updated title report shows prior year delinquent taxes have been found which was dated on xx/xx/2021with the amount of xx.

There is statement of judgment against borrower in the amount of xx which is recorded on xx/xx/2019.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.380%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.380%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.

the subject property is owner occupied.

According to loan file on xx/xx/2022 located on # /xx.pdf#pg-76. However, Building Exterior Surfaces but needs repairs to bring up to good and current conditions. The estimated repairs cost is unavailable.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case# xx on xx/xx/2019. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. Bankruptcy is discharged on xx/xx/2019.	Not Applicable	Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AEUZRKDE348	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.050%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	76.294%	76.294%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx. Its successors and assigns.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

There is a hospital lien open against the borrower in the favor of "xx" which was recorded on xx/xx/2017 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 07 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.480%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 07 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.480%. The current UPB reflected as per the payment history is in the amount of xx.

According to PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case# xx on xx/xx/2021. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2021 for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 the plan confirmed on xx/xx/2021. The debtor will pay to the trustee as per forbearance plan under Chapter 13 which begins from xx/xx/2021.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB which ran from xx/xx/2021.

As per collection comment dated xx/xx/2021, homeowner's property is affected by natural disaster.

There is no indication of post-closing foreclosure proceeding.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case# xx on xx/xx/2021. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2021 for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 the plan confirmed on xx/xx/2021. The debtor will pay to the trustee as per forbearance plan under Chapter 13 which begins from xx/xx/2021.		Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"		* Application Missing (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WX6DBC0J9ES	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	36.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 with the lender xx. The amount of xx which was recorded on xx/xx/2004 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

There is junior mortgage lien recorded on xx/xx/2008 in the amount of xx and in the favor of xx for xx.

No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 22 months delinquent with the loan. Last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount xx with an interest rate as per payment history is 8.499%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 22 months delinquent with the loan. Last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount xx with an interest rate as per payment history is 8.499%. The current UPB reflected is in the amount of xx.

As per the comment dated xx/xx/2020 borrower said that she is victim of fraud. Borrower further states that she did not take a loan. xx takes the loan and signed her (xx). Borrower report the incident to the police. Further information not available in the collection comment.

The reason for default is unable to be determined.

No comments have been found regarding the borrower's income impacted due to covid-19.

The collection comment dated xx/xx/2022, the subject property is occupant unknown and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Lost Note Affidavit (Lvl 3) "xx"	* Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4ABR3JBJJ5V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.490%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	93.561%	93.561%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.990%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, Its Successors and Assigns which is recorded on xx/xx/2017.

There are 2 Real estate tax lien and the tax lien started foreclosure on different dates with plaintiff "xx for xx

1st town taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd town taxes of 2021 have been paid in the amount of xx  on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 23 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 23 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.

The modification agreement was made between lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.990% beginning from xx/xx/2020 with a maturity date of xx/xx/2029.  The total capitalized amount is xx. The modification does not have a balloon provision.

As per comment dated xx/xx/2021 natural disaster affect the subject property.

As per comment dated xx/xx/2022, the subject property is owner occupied.

As per comment dated xx/xx/2021, the reason for default is curtailed income.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2022. Further details not provided.

Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Update: -
As per the servicing comment dated xx/xx/2023, the payment dispute has been noted. The reason for the dispute is not available in the latest servicing comment. No evidence has been found as to whether the dispute has been resolved or not.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.990% beginning from xx/xx/2020 with a maturity date of xx/xx/2029. The total capitalized amount is xx. The modification does not have a balloon provision.	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
Y8KK2QUQWD2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.910%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	96.293%	96.293%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which recorded on xx/xx/2007 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income due to Covid-19.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2014. The schedule D of voluntary petition shows the claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx. There is no comment indicating a cram-down. The case was dismissed on xx/xx/2017 and terminated on xx/xx/2018.	The loan modification agreement was made on xx/xx/2022 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 2.875% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. The interest bearing amount is xx.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
675U7DUYWM9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.890%	360		xx/xx/2004	xx/xx/2004		Conventional	Fixed		Cash Out	95.251%	95.251%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No		Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2004 with the lender 'xx' in the amount of xx which was recorded on xx/xx/2004.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
No active liens/judgments have been found.
Annual taxes of 2022 have been exempted.
No prior year's delinquent taxes have been found.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 3 months. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.496%.	Collections Comments:The current status of the loan is collection.
Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 3 months. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.496%.
As per collection comment dated on xx/xx/2021, reason for default is curtailment of income due to covid-19 impact.
No foreclosure and bankruptcy evidence has been found.
As per comment dated on xx/xx/2021, subject property has damaged due to fire on xx/xx/2021. The claim has been filed under 40K. The check was received in the amount of xx. As per comment dated on xx/xx/2021 homeowner property affected by natural disaster. The latest comment dated xx/xx/2022 shows that insurance claim amount has been received in the amount of xx on xx/xx/2021. No further details have been found regarding repairs/damages. Hence, unable to determine the subject property has been repaired or not.

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This is conventional fixed rate mortgage with P&I of xx with the rate of interest 9.890% and a maturity date of xx/xx/2034. The P&I as per payment history is the xx and rate of interest is 8.5%, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2006. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
BF4C856QOE2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.190%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	106.633%	106.633%	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2000 with the lender xx in the amount of xx which was recorded on xx/xx/2000 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and the property.

No prior year's delinquent taxes have been found.
Review of the payment history dated as of xx/xx/2022 reveals that borrower has been performing with the loan. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.938%.Current P&I is xx.	Collections Comments:The current status of the loan is collection.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been performing with the loan. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.938%.Current P&I is xx.

No foreclosure and bankruptcy evidence has been found.

No RFD has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Update:-
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject mortgage is originated dated on xx/xx/2000 with fixed rate 13.19% and P&I xx but current interest rate reflects 9.40% and P&I xx,however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Modification agreement is missing from loan documents.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
GSE Predatory Lending Guidance
GSE Points and Fees Test
GSE Prepayment Penalty Term Test
GSE (xx)
GSE Predatory Lending Guidance:
GSE Points and Fees Test:
GSE Prepayment Penalty Test:
Prepayment Term Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Loan data: 84Months, Comparison Data: 60Months, Variance: 24Months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
KEF3HUS78KJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.950%	100.950%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.875%.

Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.875%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2021, the borrower was impacted by covid-19. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2021, the subject property is located in natural disaster area. As per the comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update-
No additional information has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 2.875% beginning on xx/xx/2021 till maturity date of xx/xx/2061.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FUQ6BEK8TMM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.896%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.896%	xx	xx/xx/2020	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx, with Instrument# xx
..
The chain of assignment has been completed. Currently, the assignment is with xx.

There is memorandum of lien (xx) against the subject property in the favor of "xx"  which was recorded on xx/xx/2016 in the amount of xx.

There is a state tax lien against the borrower in the favor of xx which was recorded on xx/xx/2019 in the amount of xx.

There are multiple lien against the borrower in the combined amount of xx in the favor of xx recorded on different dates between the years of 2002 to 2019.

1st combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022

2nd installment city taxes of 2022 have been due on xx/xx/2022 in the amount of xx.

2nd combined taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.

According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined from the latest servicing comments.

No foreclosure activity has been found.

No pertaining bankruptcy-related details have been found.

No evidence has been found regarding damage or repairs.

Update-
According to collection comments dated xx/xx/2023, the loan was modified on xx/xx/2023.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 9.900 % and the borrower promises to pay P&I in the amount of xx. There is no deferred balance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2020 between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 9.896 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2038. The interest-bearing amount is xx. The lender agrees to forgiven xx. There is no deferred balance.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X8EAYH0GMN8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	180	xx/xx/2001	xx/xx/2001	Conventional	ARM	Cash Out	94.159%	94.159%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 which is held by xx and this was recorded on xx/xx/2001.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
The annual county taxes for the year of 2021 have been paid in the amount of xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2022 the borrower is 1 month delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 7.680%. The UPB amount is xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022 the borrower is 1 month delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 7.680%. The UPB amount is xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3AGECKB31RV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.710%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	70.943%	70.943%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 1st and 2nd installment of county taxes for the year of 2022 have been paid in the amount of xx.
The 3rd and 4th installment of county taxes for the year of 2022 have been due in the amount of xx.
The 1st, 2nd, 3rd and 4th installment combined taxes for the year of 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.710%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.710%. The current UPB is reflected in tape for the amount of xx.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No information has been found related damage or repairs.
The subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2009. As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2013 and also got terminated on xx/xx/2013. The date of last filing bankruptcy was xx/xx/2013. No more evidences are available regarding current bankruptcy status.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA rescission finance charge test due to the finance charge disclosed on the final TIL is xx. Calculated finance charge xx for an under the disclosed amount of xx."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81UX2T6460I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	93.976%	93.976%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx a for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017.
There is a junior mortgage originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx for the amount of xx.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021-2022 have been paid in the amount of xx on xx/xx/2021 and due in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.880%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.880%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2021, the subject property is affected by natural disaster. As per the comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 2.875% beginning on xx/xx/2021 till maturity date of xx/xx/2061.	Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Q15FDIEDEDO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.790%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	84.292%	84.292%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There are 8 civil judgments found against the subject property in the total amount of xx filed by xx.
There are 3 credit card judgments or consumer debts found against the subject property in the total amount of xx filed by xx.
There are 6 child support liens found against the subject property in the favor of "xx" in the total amount of xx which were recorded on different dates.
The 1st installment of combined taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2021.
The 1st and 2nd installment of combined taxes for year 2021/2022 are delinquent in the amount of xx till good through date xx/xx/2022.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.790%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.790%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
The reason for default is unable to be determined.
Borrower's willingness and ability to pay is average.
No information has been found regarding the forbearance plan.
The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2008 with xx&I of xx with the rate of interest 11.790% and a maturity date of xx/xx/2038. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 10.790%. However, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. As per servicing comment dated xx/xx/2017, the loan has been modified on xx/xx/2010. The latest P&I, rate, and UPB unable to determine the from the latest collection comments. The tape data indicates the latest modification was made on xx/xx/2010.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per latest property inspection report dated xx/xx/2022, located at "xx" the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the information has been found regarding the no covid impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2008 with xx&I of xx with the rate of interest 11.790% and a maturity date of xx/xx/2038. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 10.790%. However, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. As per servicing comment dated xx/xx/2017, the loan has been modified on xx/xx/2010. The latest P&I, rate, and UPB unable to determine the from the latest collection comments. The tape data indicates the latest modification was made on xx/xx/2010.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Copy of Appraisal or Statement of Appraised Value."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FMGY87AZCXD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.180%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	90.719%	90.719%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	44.136%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 which is held by xx and this was recorded on xx/xx/2006.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
County 1st installment tax of 2021 has been delinquent in the amount of xx which is good through till xx/xx/2022.
County 2nd installment tax of 2021 has been due in the amount of xx on xx/xx/2022.
No active judgments or liens have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with original P&I of xx and rate of interest is 10.18000% with maturity date of xx/xx/2036. According to payment history as of xx/xx/2022, current P&I is xx and rate of interest is 6.060%. However, there is a reduction in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data of note shows extended maturity date as xx/xx/2044 and the tape data payment history shows deferred balance in the amount of xx.	Credit Application Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However, credit application is available and can be located at "xx"xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed.
TILA Foreclosure Rescission Finance Charge Test Filed.
IN License Validation Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
Loan Data: xx, Comparison Data: xx, Variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
Loan Data: xx, Comparison Data: xx, Variance: -xx."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SS5HVTIM86Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	79.351%	79.351%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.880%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.

The chain of assignment has been completed as the subject mortgage is with the lender, xx.

There are no active judgments or liens found.

The annual county taxes for 2021 have been paid in full in the amount of xx  on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.The servicer provided FB plan stared from xx/xx/2020 to xx/xx/2021.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Update-
As per comment dated xx/xx/2023, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2022. The deadline to file the POC was set for xx/xx/2023. As per comment dated xx/xx/2023, the modified plan surrenders the property to debtor.
As per comment dated xx/xx/2022, the reason for default is Covid-19.
As per comment dated xx/xx/2023, the loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.88% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx#1220"xx"		* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
YWJBM3I2EXF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.770%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	87.853%	87.853%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004, in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/xx/2006 and recorded on xx/xx/2006.

Annual city and county taxes of 2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx.

According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2021. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2021 with the secured claim amount of xx and the amount of arrearage is xx. The chapter-13 plan was filed on xx/xx/2021 and it confirmed on xx/xx/2021.

As per comment dated xx/xx/2022, the subject property is occupied by unknown party.

As per comment dated xx/xx/2022, the reason for default is distant employment transfer.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

Update-
As per comment dated xx/xx/2024, the borrower is paying ongoing trustee's payment under bankruptcy case#xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2021. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2021 with the secured claim amount of xx and the amount of arrearage is xx. The chapter-13 plan was filed on xx/xx/2021 and it confirmed on xx/xx/2021.	Not Applicable	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2O7XK2ZCSW8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.230%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	72.378%	72.378%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	11.220%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx Delaware Limited Liability Company its successors and assigns.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date as xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 11.220%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date as xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 11.220%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is unemployment / xx

The modification agreement was made between the lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.220% beginning from xx/xx/2010 with a maturity date of xx/xx/2030. The modification does not have a balloon provision. The loan has been modified once since origination.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2022. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.220% beginning from xx/xx/2010 with a maturity date of xx/xx/2030. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
																																																																																								Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) , transferred from 12 CFR §226.15(xx)(xx) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4AZO7Z02C62	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.020%	180	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	84.903%	84.903%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	48.573%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2002 with the lender xx in the amount of xx which was recorded on xx/xx/2002 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2021 have been delinquent on xx/xx/2022 in the amount of xx which is good through on xx/xx/2022.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 9.000%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comment has been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with P&I of xx with the rate of interest 14.02% and the maturity date is xx/xx/2017. The P&I as per payment history is the xx and the rate of interest is 9.000%. However, there is a reduction in P&I and rate of interest with respect to note data. As per seller's tape data the loan was modified on xx/xx/2006. The modification document is missing from the loan file.	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5VURD0BNDTB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	83.922%	83.922%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the favor of "xx" in the amount of xx.
The chain of assignment is complete. The current assignment is with "xx" dated on xx/xx/2016 which was recorded on xx/xx/2016.
There is a credit card judgment against borrower in the favor of "xx" in the amount xx recorded on xx/xx/2019, amended judgment was recorded on xx/xx/2019.
Annual county taxes of the year 2021 have been paid in the amount of xx on xx/xx/2022.
No delinquent taxes have been found for the prior years.
As per review of updated payment history as of xx/xx/2022, the borrower is current with the loan. According to the modification agreement the next regular payment is due on xx/xx/2022. The last payment was received on xx/xx/2020 in the amount of xx with rate of 10.62% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
As per review of updated payment history as of xx/xx/2022, the borrower is current with the loan.  According to the modification agreement the next regular payment is due on xx/xx/2022. The last payment was received on xx/xx/2020 in the amount of xx with rate of 10.62% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the collection comments dated xx/xx/2021 and xx/xx/2021, floor of house and external and internal wall of was damaged due to bad weather. As per the collection comment dated xx/xx/2021, borrower filed claim of amount xx due to the water damage to the property .As per the collection comment dated xx/xx/2021, patio was collapsed due to bad weather borrower received claim for in the amount of xx.As per the collection comment dated xx/xx/2021, borrower received xx to repair the roof. However no details about repairs completed are available..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement dated xx/xx/2022 between Borrower and Lender Stated UPB in the amount xx.
As per the changed term the borrower promises to pay xx P&I for 480 months with an interest rate of 3.875% and first payment date is xx/xx/2022 and new maturity date is xx/xx/2062.
																																																																																			Credit Application	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"		* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93XGE81BV8E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.060%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	77.936%	77.936%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	10.560%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx Delaware Limited Liability Company its successors and assigns.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 10.056%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 10.056%. The current UPB reflected as per the payment history is in the amount of xx.

According to collection comment dated xx/xx/2021 the property is damages. There is no Further details regarding the damages and repairs.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. Further details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case#xx on xx/xx/2021. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. Bankruptcy discharged on xx/xx/2021 and terminated on xx/xx/2021.	The modification agreement was made between the lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 10.560% beginning from xx/xx/2019 with a maturity date of xx/xx/2042. The modification does not have a balloon provision. The loan has been modified twice since origination and forgiven amount is xx.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx.pdf#pg-1234"xx"		* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YGW31O5H4L9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.720%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	73.497%	73.497%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	9.720%	xx	xx/xx/2018	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx, with Instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx a Delaware limited liability company.

There is a credit card judgment against the borrower in the favor of xx, which was recorded on xx/xx/2008 in the amount of xx.

Annual county taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2018 between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 9.720 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2030. The interest-bearing amount is xx. There are no deferred balance & principal forgiven amount.	Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx Page#xx" shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. A manufactured home rider is not attached with a recorded mortgage located at "xx Page#xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed Interest Rate Test due to calculated interest 10.000% exceeds the disclosed interest of 10.720% over by +0.720%.

Loan failed Origination Fee First Lien Test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fee were included in the test:
Loan Origination Fee xx

Loan failed Origination Fee & Broker Fee Test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri, the following state disclosures are missing in the loan file;
																																																																																								1. Borrower's Choice of Insurer or Agent"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YFWM2Z4OQ0Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	93.049%	93.049%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx on xx/xx/2022.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.125% and new P&I is in the amount of xx that began from xx/xx/2022. The maturity is xx/xx/2062. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JI0OHWU2VW0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.380%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	85.805%	85.805%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was recorded on xx/xx/2008 with xx.
The judgments and liens are as follows:
• Two Judgments (xx) it's Holder of lien name is xx County in the total amount of xx
• There is state tax lien against the borrower in the amount of xx recorded of xx/xx/2012 in favor of xx.
• There are two water-sewer liens against the xx in favor of xx, recorded on different dates.
• Judgment (xx) it's Holder of lien name Is xx in the amount of xx
• There are one credit card judgments against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
1st installments of town taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
The review of the payment history as of xx/xx/2022 shows that the borrower is currently delinquent for more than 5 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2022, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 12.38%.

Collections Comments:The loan is in collection.
As per collection comment dated xx/xx/2020, the borrower's reason for default is curtailment of income. The property is owner occupied. No damage or repair to the property has been found.
the borrower is currently delinquent for more than 5 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2022, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 12.38%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2021. The plan was dismissed on xx/xx/2022.
The POC was filed on xx/xx/2021, the amount of claim is xx and amount of arrearage is xx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

																																																																																		Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J1HBG8QL1NF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.680%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	69.608%	69.608%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	47.223%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

1st town taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd town taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

There is one civil judgments against borrower in the favor of xx in the total amount of xx which is recorded on xx/xx/2009.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.680%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.680%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx#1790"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to
Late Fees Test: fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YE8FHO97FWY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.470%	181	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	64.071%	64.071%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is xx, and a xx Its successors and assigns.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 11 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 11 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022 the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2022.

As per comment dated xx/xx/2022, the subject property is owner occupied.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation.

Further details not provided.

Update-
There was no additional changes in Latest Comment.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
5Y3GLQHF7UH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.378%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	77.841%	77.841%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	5.000%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active judgments or liens were found.
The combined annual taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2020. The monthly P & I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2020. The monthly P & I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year 2012 with the loan.The notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2012 in the favor of "xx" with case# xx 545 which was recorded on xx/xx/2012.The summons was filed on xx/xx/2012. Again the foreclosure case is resumed. The foreclosure compliant was filed on xx/xx/2015 with the case# xx 222.
As per the servicing comment dated xx/xx/2021, the reason for default is others.
Borrower's willingness and ability to pay is poor.
No information has been found regarding the forbearance plan.
The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2012. As per AOT agreement, the new modified unpaid principal balance is xxand deferred amount is xxThe borrower had promised to pay the monthly P & I of xx with modified interest rate of 5.000% beginning from xx/xx/2013and a new maturity date of xx/xx/2053.
No evidence has been found regarding litigation and contested matters.
No information has been found related damage or repairs
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
Collection comment does not show borrower's income impacted by Covid-19.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:The foreclosure was initiated in year 2012 with the loan.The notice of Lis pendens located at (xx) shows that the foreclosure complaint was filed on xx/xx/2012 in the favor of "xx" with case# xx 545 which was recorded on xx/xx/2012.The summons located at "xx". Again the foreclosure case is resumed. The foreclosure document located at "xx". No further details have been found that the above foreclosure case has been closed or not. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2012. As per AOT agreement, the new modified unpaid principal balance is xxand deferred amount is xxThe borrower had promised to pay the monthly P & I of xx with modified interest rate of 5.000% beginning from xx/xx/2013and a new maturity date of xx/xx/2053.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an un-discounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24DW6WSKWNZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.430%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	93.138%	93.138%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2009	xx	xx	2.290%	xx	xx/xx/2009	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There is an active prior mortgage available in the updated title report in the amount of xx, in favor of "xx" and which was recorded on xx/xx/2002.

There is an active prior  mortgage available in the updated title report in the amount of xx, in favor of "xx" and which was recorded on xx/xx/2002. Recorded copy of satisfaction has been found in the updated title report. Located at "xx", but still the mortgage is active above in UT.

Annual taxes of 2020 have been paid in the amount of xx on xx/xx/2021 & xx/xx/2021 respectively.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.290%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.290%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property is owner occupied. As per comment dated xx/xx/2021, the subject property is damage due to natural disaster.

As per comment dated xx/xx/2021, the reason for default is borrower's income impacted by covid-19.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2022. Further details not provided.

Update:
As per the collection comments as of xx/xx/2024, the loan is collection and the borrower is due for June 2023 payment. Collection comment dated xx/xx/2023 shows that servicer has offered 6 months RPP plan to the borrower to bring the loan in current state. Further details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2009. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.290% beginning from xx/xx/2009 with a maturity date of xx/xx/2040. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
I6I03BXCL5E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	76.213%	76.213%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There are 3 hospital liens found against the subject property in the total amount of xxfiled by xx.
There are 2 hospital liens found against the subject property in the total amount of xxfiled by xx.
There is civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2016.
The 1st and 2nd instalment of county taxes for the year of 2022 have been due in the amount of xx on xx/xx/2022 and xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. Adjustment of due date from xx/xx/2021 to xx/xx/2022 therefore old due date xx/xx/2021 and new due date is xx/xx/2022.The monthly P&I is in the amount of xx with an interest rate of 3.120%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. Adjustment of due date from xx/xx/2021 to xx/xx/2022 therefore old due date xx/xx/2021 and new due date is xx/xx/2022.The monthly P&I is in the amount of xx with an interest rate of 3.120%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
Borrower's willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I is xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.125%. There are no deferred balance and principal forgiven amount.
According to servicing comments dated xx/xx/2018 the subject property had many repairs. However, there are no evidences to confirm the exact cost and current status of repairs in the latest 24 months of collection comments.
As per servicing comment dated xx/xx/2021, the property occupancy stated as owner occupied.
According to servicing comments dated xx/xx/2022 the borrower's income has been impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I is xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.125%. There are no deferred balance and principal forgiven amount	Credit Application Missing Required State Disclosures Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1 Copy of Appraisal or Statement of Appraised Value"
																																																																																								* Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GJQ59GV2YHQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	80.544%	80.544%	No Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with lender xx.
The chain of assignment is complete. Last assignment from xx financial xx to xx recorded on xx/xx/2016.
No delinquent taxes found on the updated title report.
Annual county property taxes for the year 2021 was paid on xx/xx/2021 in the amount of xx.
No active judgments or liens found.	According to the payment history as of xx/xx/2022, the borrower is delinquent for 5 months and the next due date for payment is xx/xx/2021. The last payment received on xx/xx/2021 which was applied due date on xx/xx/2021. The current P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of 5%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 5 months and the next due date for payment is xx/xx/2021. The last payment received on xx/xx/2021 which was applied due date on xx/xx/2021. The current P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of 5%. The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022 shows borrower's income is impacted due to Covid-19.
There is no post-origination bankruptcy record.
Servicing comment dated xx/xx/2022 shows Natural disaster and homeowners property affected.But did not shows damage amount.
No details regarding foreclosure proceedings found in loan file or servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 11.70% and a maturity date of the loan is xx/xx/2023. The P&I as per updated payment history as of the date is xx and rate of interest is 5.00%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Mortgage Insurance	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx" shows the subject property as manufactured home.The legal description attached with the subject mortgage does not show VIN/Serial Number.The Final title policy does not show any ALTA endorsement for this manufactured housing and the Affidavit of Affixation is not available in the loan file. Therefore, we are not able to verify whether the subject property has been fixed to the permanent foundation or not."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as loan is failing for-

1-First Lien Lender Fees Test.

2-Bona Fide Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1-The loan is a first lien mortgage with a principal amount that is greater than or equal to xx and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (xx) and interest; or The loan is a first lien mortgage made by xx.25% of the principal amount or xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (xx) and interest; or The loan is a first lien mortgage with a principal amount that is less than xx and the loan charges a lender fee.

2-The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XZLB89R8GLR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.829%	91.829%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

Prior year delinquent taxes have been found which was dated on xx/xx/2022 with the amount of xx.

According to updated title report dated xx/xx/2022, borrower got the property through quit claim deed which was recorded on xx/xx/2020.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.680%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.680%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2021.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating below expectation.

As per servicing comment dated on xx/xx/2021, homeowner property affected.

Further details not provided.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DGP4PXV9SD4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.650%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	35.434%	35.434%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2007 with the lender xx. which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.
There is a prior mortgage which originated on xx/xx/1986 and recorded on xx/xx/1986 in favor of xx in the amount xx.
There is prior mortgage which originated on xx/xx/2002 and recorded on xx/xx/2002 in favor of xx in the amount xx.
There is a water/sewer/utility lien in the favor of The xx in the amount of xx which was recorded on xx/xx/2018.
There is a water/sewer/utility lien in the favor of xx in the amount of xx which was recorded on xx/xx/2020.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 3 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 3 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the TILA finance charge test: fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Origination Fee First Lien Test: fail
Loan Data     Comparison    Data Variance
  xx    xx          +xx

Prohibited Fees First Lien Test: fail
Loan Data     Comparison    Data Variance
xx                xx      +xx

Origination Fee & Broker Fee Test: fail
Loan Data     Comparison    Data Variance
xx          xx      +xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
																																																																																								understated by more than xx."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
DO2ZJ3EFCUS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.060%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	62.089%	62.089%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 which recorded on xx/xx/2006 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
There are two civil judgments against the borrower in the total amount of xx in favor of xx recorded on different dates.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the occupancy and condition of the subject property.

Update:
As per the collection comment dated xx/xx/2022, the borrower deceased. Unable to determine the date of death.
As per the collection comment dated xx/xx/2022, the borrower's daughter "xx" filed for bankruptcy under chapter 7. But the bankruptcy case was discharged on xx/xx/2016. Further details not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
DUMDBFD3T0B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.154%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	85.769%	85.769%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2008 with the lender xx which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents. However, credit application is available in loan file which is located at "xx#1908"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed Origination Fee & Broker Fee Test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XBL1EW3Z1MM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.360%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	73.546%	73.546%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	xx	6.850%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2006 with the lender xx in the amount of xx, which was recorded on xx/xx/2006 Instrument# | Book/Page# xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
There is state tax lien active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
There is judgment active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 6.850%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2022, RFD is curtailment of income.
As per the servicing comments, the subject property has been occupied by the unknown and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the AOT, the loan was modified on xx/xx/2011. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.850% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2042. This loan was modified once.
The deferred amount is xx.

																																																																																			Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Property is Manufactured Housing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1DKEZLHSHUT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.830%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	80.671%	80.671%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded xx/xx/2007 in the amount of xx with lender MERS as for "xx".
The chain of assignment is completed as the subject mortgage is currently assigned to 'xx'.
Annual combined tax has been paid off in the amount of xx on xx/xx/2021.
No active liens and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2022 the borrower is currently delinquent for 11 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2020 the amount of xx which was applied for the due date of xx/xx/2020. The current P&I is xx and rate of interest is 3.125% and PITI is xx. The current UPB reflected is in the amount of xx.	Collections Comments:

The current legal status is in collection.
As per the review of payment history as of xx/xx/2022 the borrower is currently delinquent for 11 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2020 the amount of xx which was applied for the due date of xx/xx/2020. The current P&I is xx and rate of interest is 3.125% and PITI is xx. The current UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is reduction of income.
The comment dated on xx/xx/2021 shows that subject property is occupied by owner.
No damages or repairs have been found.
No information has been found regarding foreclosure process & bankruptcy case.
As per comment dated xx/xx/2022, modification was completed.
As per comment dated xx/xx/2021, borrower's income has been impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable

The modification agreement was made between lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2022 with a maturity date of xx/xx/2062.
																																																																																			Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S40RJF6GXCJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	76.403%	76.403%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	6.996%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2010 with the lender xx in the amount of xx, which was recorded on xx/xx/2010 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.

There are four judgments active against the borrower in the favor of xx in the amount of xx. All were recorded on different dates.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 7.000%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, borrower's income is impacted by covid. FB plan was provided which ended on xx/xx/2022.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. As per the comment dated xx/xx/2020 the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2019. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.996% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2040.
The modification agreement has 5 steps.
Credit Application Good Faith Estimate Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 12.120% and comparison data is 10.000%; hence, the variance is +2.120%.

This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (xx).
The loan data is xx and comparison data is xx; hence, the variance is +xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "The loan is failing for HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan data is 12.530% and comparison data is 6.630%; hence, the variance is +5.900%.
This loan failed the HOEPA higher-priced mortgage loan document type test."
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Critical	Fail	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XD5Q7MJVP2F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.200%	181	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	88.932%	88.932%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	11.198%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx A Delaware Limited Liability Company, Its Successors and Assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.198%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.198%. The current UPB reflected as per the payment history is in the amount of xx.

The modification agreement was made between servicer and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.198% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.

The latest property inspection report is not available in the loan file to determine current property condition.

As per comment dated xx/xx/2021, the reason for default is reduction of income.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between servicer and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.198% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MXUZYBF4D06	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.917%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx. The amount of xx which was recorded on xx/xx/2006 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx, Its Successors and Assigns.

There are two active credit card judgment against the borrower which were recorded on different dates in the amount of xx and xx in the favor of xx and xx.

Annual combined taxes for the year 2021 has been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 8.91720%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collections.

According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 8.91720%. The current UPB reflected is in the amount of xx.

No comments have been found regarding the borrower's income impacted due to covid-19.

The collection comment dated xx/xx/2022, the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KJI4D7E4WXM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.140%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	104.354%	104.354%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.236%	xx	xx/xx/2020	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was signed on xx/xx/2007 which was recorded on xx/xx/2007 in the favour of xx in the amount of xx.
 The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2017 which was recorded on xx/xx/2017.
There is a credit card judgment  which was recorded on xx/xx/2021 in the favor of xx in the amount of xx.
Annual combined & school property taxes for the year 2021 & 2022 in which total amount xx were paid on xx/xx/2021 & xx/xx/2022 without any prior delinquency
According to payment history as of xx/xx/2022, the borrower is delinquent for 17 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.236%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection.
According to payment history as of xx/xx/2022, the borrower is delinquent for 17 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx  and current PITI is in the amount of xx with an interest rate of  7.236%. The current UPB reflected as per the payment history is in the amount of xx.
As per the collection comment dated xx/xx/2020,the reason for default is reduction in income.
The loan has been modified since origination.
No information has been found related damage or repairs.
As per servicing comment dated  the subject property is owner occupied and in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement dated xx/xx/2020 between xx. stated UPB in the amount xx. As per the changed term the borrower have to pay xx for 207 months with an interest rate of 7.236%.	Credit Application Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test due to Calculated APR 10.500% exceeds the disclosed APR of 10.627% over by -0.127%."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OPUVRFIC8JL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.170%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	91.879%	91.879%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. However, the current assignment is with an original lender is xx.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 11.170%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 11.170%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower's willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No information has been found related damage or repairs.
The subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx.

This loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OOT2G1E2XQK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.190%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	95.689%	95.689%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.875%	xx	xx/xx/2022	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx, with Instrument# xx|Book/Page#xx .
The chain of assignment has been completed. Currently, the assignment is with xx a Delaware Limited Liability Company, its successors and assigns.

There are two credit card judgments against the borrower in the favor of xx which were recorded on 9/ 6/2018 & xx/xx/2019 in the total amount of xx.

There is a state tax lien against the borrower in the favor of xx which was recorded on xx/xx/2021 in the amount of xx.

Annual county taxes of 2021 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the last payment received date is unable to be determined and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment received date is unable to be determined and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2022 between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per modification is xx/xx/2062. The interest-bearing amount is xx. The deferred balance is xx. There is no principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80% Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina . The following state disclosures are missing in the loan file;
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
RUVXOIJV6EL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.740%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	99.933%	99.933%	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2008 with the lender xx a corporation which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
There are four credit card judgments in the favor of xx in the amount of xx which was recorded on different dates.
Taxes of 2022 have been exempt.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 10 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 10 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  As per comment dated xx/xx/2022, the subject property had damage due hurricane on xx/xx/2021. The claim check has been received in the amount of xx. The repairs are completed by borrower herself.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 11.7400% and a maturity date of xx/xx/2038. The P&I as per payment history is the xx and rate of interest is 11.24%; however, there is a reduction in rate of interest with respect to Note data which seems that there would be a possible modification. However, such modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LQZ1KMF1L0M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360		xx/xx/2004	xx/xx/2004		Conventional	ARM		Cash Out	Not Applicable	Not Applicable	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No			Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.347%	xx	xx/xx/2022	Financial Hardship
According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 with the lender xx, which was recorded on xx/xx/2004 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a subordinated mortgage in the amount of xx which was recoded on xx/xx/2001 in the favor of xx.
There is a judgment in the amount of xx which was recorded on xx/xx/2011 in the favor of xx.
1st installment county taxes of 2022 have been paid in the amount of xx.
2nd installment county of 2022 taxes have been due in the amount of xx.
No prior year delinquent taxes have been found.
According to review of payment history as of xx/xx/2022, the borrower is delinquent for 08+months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. As per the comment dated xx/xx/2020, the RFD is covid. No records for foreclosure and bankruptcy have been found.
 No repairs and damages have been found. The property is owner occupied. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement made on xx/xx/2022 between the borrower xx and the lender xx. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 2.347%, beginning from xx/xx/2022. The maturity is xx/xx/2062.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YAKESJXJY2X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Yes	Second	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.917%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	68.348%	68.348%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	74.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with lender MERS as for "xx".

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

Annual county taxes 2021 has been paid in the amount of xx on xx/xx/2021.

There is one prior mortgage open against subject property in the favor of "xx" in the amount of xx and originated on xx/xx/2000, recorded on xx/xx/2000.

There are multiple judgments against the borrower in the amount of xx and one state tax lien in the favor of  "xx" in the total amount of xx and recorded on xx/xx/1994 & xx/xx/1999.

There is on junior mortgage against the subject property in the favor of xx in the amount of xx and recorded on xx/xx/2005.

Annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 18 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied due date on xx/xx/2020. The current P&I is in the amount of xx and PITI is xx with an interest rate of 7.920%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is delinquent for 18 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied due date on xx/xx/2020. The current P&I is in the amount of xx and PITI is xx with an interest rate of 7.920%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property is owner occupied.

No evidence has been found regarding the foreclosure, damage and repair.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2022. Further details not provided.

collection comments dated xx/xx/2021 stated that  the subject property was impacted by the natural disaster.

There is no post-origination bankruptcy record.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is xx.

TILA Rescission Finance Charge Test: FAIL
TILA Rescission Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is xx."
* DTI > 60% (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E7G4MZ7HESI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.400%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007. The chain of assignment has been completed and the last assignment is with xx.

The annual county taxes of 2021-2022 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 months and the next due date for the payment is xx/xx/2022. The last payment was received in the amount of xx for the due date of xx/xx/2022. The UPB reflected is in the amount of xx.	Collections Comments:As per the collection comments the loan is in collections. The review of payment history shows that the borrower has been delinquent for 1 months and the next due date for the payment is xx/xx/2022. The last payment was received in the amount of xx for the due date of xx/xx/2022. The UPB reflected is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test.Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply."
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CLZYFT11JLA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.130%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	87.111%	87.111%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003. The chain of assignment has been completed and the last assignment is with xx.
 There is a credit card judgment in the amount of xx which was recorded on xx/xx/2022 in favor of xx.

The annual county taxes of 2021-2022 has been delinquent in the amount of xx.
The review of payment history shows that the borrower has been delinquent for 1 months and the next due date for the payment is xx/xx/2022. The last payment was received in the amount of xx for the due date of xx/xx/2022. The UPB reflected is in the amount of xx plus the deferred amount of xx.	Collections Comments:As per the collection comments the loan is in collections. The review of payment history shows that the borrower has been delinquent for 1 months and the next due date for the payment is xx/xx/2022. The last payment was received in the amount of xx for the due date of xx/xx/2022. The UPB reflected is in the amount of xx plus the deferred amount of xx. As per the comment date xx/xx/2021 borrower income is impacted due to covid. Borrower was offered the FB plan for 8 months from xx/xx/2021 to xx/xx/2021 with the total payment of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 10.13% and a maturity date of xx/xx/2033. The P&I as per latest payment history is the xx and rate of interest is 9.13%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per the tape data the loan has been modified on xx/xx/2021. As per the payment history dated xx/xx/2021 the due date adjustment was made from xx/xx/2020 to xx/xx/2021 and amount of xx was deferred. No details have been found in the comments. However, Modification agreement is missing in the loan file.
Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to appraisal document located at "xx pg 1023"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ORUHV6Y54RP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	240	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	72.177%	72.177%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	55.946%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	3.875%	xx	xx/xx/2022	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and subject property.
The water sewer taxes for year 2022 is due in the amount of xx till good through date xx/xx/2022.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.700%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.700%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is covid impact.
As per comment dated xx/xx/2022, the information has been found regarding forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2022, the borrower has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2011 with xx&I of xx with the rate of interest 11.700% and a maturity date of xx/xx/2031. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 10.700%. The current UPB is reflected in tape for the amount of xx. However, there is a change in P&I and rate of interest with respect to note data. As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022.The new modified unpaid principal balance is in the amount of xx with interest rate starting at 3.875 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per modification is xx/xx/2062. The tape data indicates the latest modification was made on xx/xx/2020.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test & failed the MA 209 CMR 32.35 higher-priced mortgage loan DTI presumption test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
The loan data is 12.209% and comparison data is 5.870%; hence, the variance is +6.339%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan data is 12.209% and comparison data is 5.870%; hence, the variance is +6.339%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Carbon Monoxide Alarms."
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Significant	Pass	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CU2I6O7DEH6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.760%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	94.270%	94.270%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.475%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with lender xx on xx/xx/2008 for the amount of xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are 5 civil judgments against the borrower.
The first was recorded on xx/xx/2015 for the amount of xx in the favor of xx.
The second was recorded on xx/xx/2017 for the amount of xx in the favor of xx.
The third was recorded on xx/xx/2017 for the amount of xx in the favor of xx>
The fourth was recorded on xx/xx/2021 for the amount of xx in the favor of xx.
The fifth was recorded on xx/xx/2022 for the amount of xx in the favor of xx.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 7.480%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower has been regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 7.480%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied.  As per servicing comment dated xx/xx/2021, the subject property is affected by natural disaster; however no amount of damage is available in the collection comments. Also, no comments have been found regarding the loss draft and amount of damages. According to servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 7.475% beginning from xx/xx/2019, which will get changed in 4 steps till the maturity date of xx/xx/2053. The rate will change in 4 steps which end with 10.120%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KMEN7UUEKNR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2011	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	101.963%	101.963%	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	10.990%	xx	xx/xx/2018	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2007 with the lender xx in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.
Combined annual taxes have been paid on xx/xx/2021 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2011 total in the amount of PITI xx which includes P&I xx with the rate of interest of 11.00%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is in the collections with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2011 total in the amount of PITI xx which includes P&I xx with the rate of interest of 11.00%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per the comments dated xx/xx/2022, the borrower's income is impacted by covid-19.
This step modification agreement was made between xx and xx, xx/xx/2018. As per modified term, the new principal balance is xx. The borrower promises to pay the loan in steps beginning from xx/xx/2018 for 60 months in the amount of xx with modified interest rate of 10.99%, to xx/xx/2024 in the amount of xx with interest rate of 12.120% .This loan modification has balloon provision
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx and xx, xx/xx/2018. As per modified term, the new principal balance is xx. The borrower promises to pay the loan in steps beginning from xx/xx/2018 for 60 months in the amount of xx with modified interest rate of 10.99%, to xx/xx/2024 in the amount of xx with interest rate of 12.120% .This loan modification has balloon provision.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed Bona Fide Discount Points Test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data: xx; Comparison Data: xx; Variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Y5TTSYD2JR6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.127%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	87.183%	87.183%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2010 with the lender xx. in the amount of xx, which was recorded on xx/xx/2010.
The chain of the assignment has been completed. The latest assignment is from xx xx which was recorded on xx/xx/2017.
There is a civil judgment, 1st is in the favor xx. recorded on xx/xx/2018 in the amount of xx.
There state tax lien in the favor of xx recorded on xx/xx/2022 in the amount of xx.
County annual taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 months and the next due date for the regular payment is xx/xx/2022. The last payment received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 11.120%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the foreclosure with the loan and the next due date for the regular payment is xx/xx/2022. The last payment received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 11.120%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per the comments dated xx/xx/2021, the borrower's income is impacted by covid-19.
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments.

Update-
There was no additional changes in Latest Comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "The loan is failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan data is 12.542% and comparison data is 6.760%; hence, the variance is +5.782%.

This loan failed the HOEPA higher-priced mortgage loan document type test."
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
RZJPLFD4K60	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.100%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	57.143%	57.143%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx, with Instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx.

There is state tax lien against the borrower in the favor of xx which was recorded on xx/xx/2013 in the amount of xx.
1st and 2nd installments county taxes of 2021 are due on xx/xx/2022 & xx/xx/2022 in the total amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
ZOS3D16WFXK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	12.030%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	66.417%	66.417%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.325%	xx	xx/xx/2020	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2008 with the lender xx. in the amount of xx, which was recorded on xx/xx/2008.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2017.
There are two civil judgements, 1st is in the favor of xx recorded on xx/xx/2011 in the amount of xx and 2nd is in the favor of xx recorded on xx/xx/2012 in the amount of xx.
County annual taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 6.530%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is performing with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 6.530%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per the comments dated xx/xx/2021, the borrower's income is impacted by covid-19.
This step loan modification was made between the borrowers  xx and xx and the lender  xx  on xx/xx/2020. As per modified term, the new principal balance is xx. The borrower promises to pay the loan in steps beginning from xx/xx/2020 for 60 months in the amount of xx with modified interest rate of 6.325%, to xx/xx/2027 in the amount of xx with interest rate of 8.840% .This loan modification hasn't balloon provision.
According to the PACER, the borrower xx  filed bankruptcy under chapter-7 with the case#xx on xx/xx/2020.The last date of filing date is xx/xx/2021. The plan was discharged on xx/xx/2021 and terminated on xx/xx/2021.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter-7 with the case#xx on xx/xx/2020.The last date of filing date is xx/xx/2021. The plan was discharged on xx/xx/2021 and terminated on xx/xx/2021.	This step loan modification was made between the borrowers XXXX and the lender xx on xx/xx/2020. As per modified term, the new principal balance is xx. The borrower promises to pay the loan in steps beginning from xx/xx/2020 for 60 months in the amount of xx with modified interest rate of 6.325%, to xx/xx/2027 in the amount of xx with interest rate of 8.840% .This loan modification hasn't balloon provision.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
A60XW1LA02G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.800%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	35.307%	35.307%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	8.934%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

No active judgments or liens have been found.

1st town taxes of 2022 have been paid in the amount of xxon xx/xx/2021.

2nd town taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 22 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount ofxx and current PITI is in the amount of xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 22 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount ofxx and current PITI is in the amount of xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2021.

As per comment dated xx/xx/2022, the subject property is owner occupied.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.500% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified twice since origination.
Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RI1Q7M4FOW8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.370%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	79.059%	79.059%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	94.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to review of payment history as of xx/xx/2022, the borrower is currently delinquent for 60+days and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.370%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. The RFD is excessive obligation. No records for bankruptcy have been found. No repairs and damages have been found. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at time of origination is missing from the loan file. As per the seller tape, the subject property is manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage.
Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* DTI > 60% (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oregon . The following state disclosures are missing in the loan file;
1.Oregon Forced Placed Insurance Notice
2.Notice where Escrow Account is NOT Required
3.Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4.Anti-Coercion Notice
5.Insurance Premium Notice
6.Insurance Sales Notice
																																																																																								7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
U85QT4EUN4R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.840%	240	xx/xx/2003	xx/xx/2003	Conventional	ARM	Cash Out	46.767%	178.350%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is one junior mortgage active in the favor of xx. in the amount of xx, originated on xx/xx/2003 and recorded on xx/xx/2003.

There are 4 real estate tax liens against the xx in favor of xx which were recorded on different dates in the total amount of xx.

1st city taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd city taxes of 2021 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.540%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.540%. The current UPB reflected as per the payment history is in the amount of xx.

The borrower is making payment as per AOT located at "xx" were the amended monthly P&I is xx.

As per comment dated xx/xx/2022, the subject property is occupied by unknown party. No comment pertaining to the damage on the subject property has been observed.

The borrower is making payment as per AOT located at "xx" were the amended monthly P&I is xx.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "An appraisal report at the origination is missing from the loan file. Tape data shows the subject property type as single family. However, as per latest BPO report located at "xx" and mobile home declaration page located at "xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VYQSKXL3NBC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	Second	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	9.642%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	91.993%	91.993%	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.

The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.
There is an active prior mortgage available in the updated title report with the amount of xx in favor of "xx" and which was recorded on xx/xx/2003.

There are three judgment against borrower in the favor of "xx" in the total amount of xx which were recorded on different dates.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

2nd combined taxes of 2021 have been due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 3.130%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 3.130%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2021.

As per comment dated xx/xx/2021, the subject property is owner occupied.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating metes expectation.

Further details not provided.

Update:
As per the comment dated xx/xx/2022, the co-borrower has deceaed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case# xx on xx/xx/2005. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The date of last filing bankruptcy is xx/xx/2005. Debtor discharged xx/xx/2005, terminated on xx/xx/2005 and bankruptcy is discharged.	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified twice since origination
Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test due to the sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or
																																																																																								not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "xx" does not include the costs associated with settlement services as defined in RESPA."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62FSFCHG0VP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.446%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	78.168%	78.168%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	7.380%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx/xx/2008.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of xx.
2nd installment taxes of 2021 are due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the collection comment dated xx/xx/2022 the second half county taxes of 2021 are delinquent in the total amount of xx.
As per the collection comment dated xx/xx/2023 the first half county taxes of 2022 are delinquent in the total amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx on xx/xx/2012.
																																																																																		The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.38% and new P&I is in the amount of xx that began from xx/xx/2012. The maturity is xx/xx/2051. The deferred balance in the amount of xx. There is no provision for the balloon payment.	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Loan program disclosure missing or unexecuted (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22I6MTDA49M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.670%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	85.910%	85.910%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx/xx/2022 the subject mortgage was signed on xx/xx/2006 which was recorded on xx/xx/2006 in the favor of xx. In the amount of xx.
The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2017 which was recorded on xx/xx/2017.
No active judgments or liens have been found.
Annual county property taxes for the year 2022 in which amount 1st installment xx and (xx) were due on xx/xx/2022.	According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022.The last payment received date is xx/xx/2022 and amount is xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx with an interest rate of 8.672%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022.The last payment received date is xx/xx/2022 and amount is xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx with an interest rate of 8.672%. The current UPB reflected as per the payment history is in the amount of xx.
No damage and repairs have been found.
No foreclosure activity has been found.
Borrower not affected by COVID19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
WY36BTADO5D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	77.181%	77.181%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.140%	xx	xx/xx/2020	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was signed on xx/xx/2006 which was recorded on xx/xx/2006 in the favor of xx in the amount of xx

 The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2017 which was recorded on xx/xx/2017.

There is a Default Final Judgment lien which was recorded on xx/xx/2018 in the favor of xx

There is a Re-Record Default Final Judgment (xx) lien which was recorded on xx/xx/2018 in the favor of xx.

Annual county property taxes for the year 2021 in which amount xx were paid on xx/xx/2021 without any prior delinquency.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 2 month and the next due date is xx/xx/2022.The last payment received date is xx/xx/2022 and amount is xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx with an interest rate of 9.14%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 2 month and the next due date is xx/xx/2022.The last payment received date is xx/xx/2022 and amount is xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx with an interest rate of 9.14%. The current UPB reflected as per the payment history is in the amount of xx.
No damage and repairs have been found.
No foreclosure activity has been found.
As collection comment dated xx/xx/2021 borrower impacted by COVID and his income has been reduced.
As per seller tape data COVID FB plan end date xx/xx/2022.

Update: -
The subject property is located in Florida which is XXXX with the property address as "xx". CC's do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx for 408 months with a modified interest rate of 9.14% beginning from xx/xx/2020 and maturity date is xx/xx/2054. There is interest bearing amount is xx.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per appraisal report located at "xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BFKQEXFCCH9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.780%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	85.314%	85.314%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2009 with the lender xx in the amount of xx, which was recorded on xx/xx/2009 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 12 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 11.780%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 12 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, borrower's income is impacted by covid-19. FB plan was extended, which started on xx/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated xx/xx/2021, subject property has been affected by natural disaster. Estimated cost is not available. However, no details found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.
This loan failed the TILA foreclosure rescission finance charge test."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12LH50J7R8G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.400%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	77.519%	77.519%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2003 with the lender xx. in the amount of xx, which was recorded on xx/xx/2003.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2017.
There is junior mortgage in the favor of xx recorded on xx/xx/2019 in the amount of xx.
County annual taxes for the year of 2021 have been paid on xx/xx/2022 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 08 months and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2020 the PITI xx which includes P&I xx with the rate of interest of 8.410%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is in the collections with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2020 the PITI xx which includes P&I xx with the rate of interest of 8.410%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
The reason for default is unavailable.
No foreclosure activity has been found. No details related to the bankruptcy have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments. No comment pertaining to the damage on the subject property has been observed.

Update: -
As per the comment dated xx/xx/2023, the modification was approved on xx/xx/2023. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 10.000%, beginning from xx/xx/2023.
2022 first county taxes are delinquent in the amount of xx and good through date is xx/xx/2022.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"		* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
UMV8HS8TER6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	85.386%	85.386%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.750%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017.
There is a junior mortgage originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender "xx" for the amount of xx.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.750%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.750%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower was impacted by covid-19. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is located in natural disaster area. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2021 between the borrowers "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 2.750% beginning on xx/xx/2021 till maturity date of xx/xx/2061.	Affiliated Business Disclosure Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate.

This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36DY8E8IRQJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.700%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	57.016%	57.016%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.  its successors and assigns.

There is one abstract of support judgment (xx)) open against the borrower in the amount of xx with xx which was recorded on xx/xx/2021.

Annual county taxes of the year 2021 have been paid.

According to the updated title report dated xx/xx/2022 the property taxes are delinquent in the amount of xx.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date of xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date of xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2022 to xx/xx/2022. Further details not provided.

As per collection comment dated xx/xx/2022, the subject property was impacted by the natural disaster
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
Bona Fide Discount Points Test: fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:

The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
C97OJKYMF5V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.490%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	75.102%	75.102%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the xx in the amount of xx. Which was recorded on xx/xx/2007.

The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with the original lender xx.

Annual County taxes for the year 2021 are paid in the amount of xx on xx/xx/2022. And no delinquent taxes have been found for the prior year.

No active judgments or liens found.

As per the payment history as of xx/xx/2022, the borrower has been delinquent for 5 months and last payment was received on xx/xx/2022 for the due date of xx/xx/2021 in the amount of xx. According to payment history next due date is xx/xx/2021. And borrower current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.
Collections Comments:As per the payment history as of xx/xx/2022, the borrower has been delinquent for 5 months and last payment was received on xx/xx/2022 for the due date of xx/xx/2021 in the amount of xx. According to payment history next due date is xx/xx/2021. And borrower current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.

As per servicing comment dated xx/xx/2021, the covid-19 national is emergency and it has been impact on veteran borrower. No further information has been found.

No evidences have been found regarding the foreclosure process. No visible damages have been found regarding the subject property.

"xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments: According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019, and the plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the POC amount of xx, and the amount of arrearage is xx.

The Schedule-D in the Voluntary petition shows xx as an unsecured portion out of the claim amount of xx, there is no unsecured amount.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GSO5VBIFMN3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	33.986%	33.986%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	11.500%	xx	xx/xx/2013	Change of Terms	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is xx, and a Delaware Limited Liability Company. Its successors and assigns.

There are two municipal liens against the subject property in the favor of "xx". In the in the total amount of xx which were recorded on different dates.

There is one civil judgment against the borrower in the favor of "xx". In the amount of xx which was recorded on xx/xx/2016.

Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

Annual school taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.500%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the property was affected.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

There is no evidence regarding the foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating meet expectation.

Further details not provided.

Update: -
As per the comment dated xx/xx/2023, the modification was approved on xx/xx/2023. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 11.500%, beginning from xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 11.50% beginning from xx/xx/2013 to the new maturity date of xx/xx/2033.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx#1063"xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
																																																																																								The loan data is 11.500% and comparison data is 6.250%; hence, the variance is +5.250%."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
JKHHMALYCTE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.880%	181	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	9.880%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the lender xx for the amount of xx. The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2017. There are 2 state tax liens against the borrower in the favor of xx for the total amount of xx recorded on xx/xx/2018 and xx/xx/2019. There is a civil judgment against the borrower in the favor of xx. for the amount of xx recorded on xx/xx/2020 and renewed on xx/xx/2020. County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.880%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.880%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid-19 and the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2020, the subject property is affected by natural disaster. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 9.880% beginning on 81/2021 till maturity date of xx/xx/2061.	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed
TILA Right of Rescission Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan data: xx, Comparison Data: xx, Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan data: xx, Comparison Data: xx, Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EKVRVN7JEJ7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	5.000%	xx	xx/xx/2012	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2007 with the lender xx. in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2017.
There is civil judgment in the favor of xx recorded on xx/xx/2014 in the amount of xx.
There is municipal lien in favor of xx which was recorded on xx/xx/2019 in the amount of xx.
Combined annul taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 24 months and the next due date for the regular payment is xx/xx/2020. The last payment received date was unavailable total in the amount of PITI xx which includes P&I xx with the rate of interest of 5.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the foreclosure and the next due date for the regular payment is xx/xx/2020. The last payment received date was unavailable total in the amount of PITI xx which includes P&I xx with the rate of interest of 5.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per collection comment dated xx/xx/2021 the borrower's income is impacted by covid-19.
The foreclosure was initiated; referred to attorney filed on xx/xx/2020. However the foreclosure was on hold for insurance claim. No further information has been found.
According to the PACER, the borrower xx  bankruptcy under chapter- 13 with the case#xx on xx/xx/2018.The last date of filing date is xx/xx/2019.The plan was confirmed on xx/xx/2020.The POC was filed on xx/xx/2018 the POC amount is xx and the arrearage amount is xx. The plan was dismissed on xx/xx/2019 and terminated on xx/xx/2019.
The modification agreement was made between Lender and Borrower xx on xx/xx/2012. As per the modified term, the new principal balance is xx .The borrower promises to pay xx monthly with a modified interest rate of 5.00% beginning from xx/xx/2016 with a maturity date of xx/xx/2052.
As per collection comment dated xx/xx/2020, the subject property is Vacant.

Foreclosure Comments:The foreclosure was initiated; referred to attorney filed on xx/xx/2020. However the foreclosure was on hold for insurance claim. No further information has been found.
Bankruptcy Comments:According to the PACER, the borrower xx bankruptcy under chapter- 13 with the case#xx on xx/xx/2018.The last date of filing date is xx/xx/2019.The plan was confirmed on xx/xx/2020.The POC was filed on xx/xx/2018 the POC amount is xx and the arrearage amount is xx. The plan was dismissed on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between Lender and Borrower XXXX on xx/xx/2012. As per the modified term, the new principal balance is xx .The borrower promises to pay xx monthly with a modified interest rate of 5.00% beginning from xx/xx/2016 with a maturity date of xx/xx/2052.	Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* Subject Property has been determine uninhabitable/Unsuitable to live in (Lvl 4) "xx"xx" xx indicates property was demolished on xx/xx/2019.The document shows that on xx/xx/2019 XX demolished the structure, removed trash and waste materials and other hazardous conditions and fenced the unsecured in ground pool on Defendant'xx's Building and Zoning Regulation violations.
That XX incurred reasonable and necessary costs and expenses to abate the hazardous situation on Defendants' real property in the amount of xx.""	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment penalty test. (xx)
The loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale to Freddie Mac."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I0EBQPMSV64	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.446%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	60.440%	60.440%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2007 with the lender xx in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2017.
There is junior mortgage in the favor of xx recorded on xx/xx/2019 in the amount of xx.
Combined taxes for the year of 2021 have been paid in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is current with the loan months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 7.44%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is in the collections with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 7.44%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
The reason for default is unavailable.
No foreclosure activity has been found.
According to the PACER, the borrower xx had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2017. The last filing date is xx/xx/2018.The plans was discharged on xx/xx/2017 and terminated xx/xx/2018.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments. No comment pertaining to the damage on the subject property has been observed.

Update:
The borrower had filed bankruptcy under chapter 7 with case#xx on xx/xx/2017 and the case has been discharged on xx/xx/2017.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2017. The last filing date is xx/xx/2018.The plans was discharged on xx/xx/2017 and terminated xx/xx/2018.	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
XRRCF66SA0W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.450%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	70.489%	70.489%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.820%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.820%. The current UPB reflected as per the payment history is in the amount of xx.

According to servicing comments, the roof of the subject property had damaged due to hurricane. The date of loss was not provided. As per comment dated xx/xx/2021, estimated amount of damage is in the amount of xx and xx of repairs was done. Still xx of repairs needs to be completed. However, no further details have been found regarding completion of repairs.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2022.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

As per comment dated xx/xx/2021, the subject property is owner occupied.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
As per the collection comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The prior servicer provided FB plan to the borrower.
As per the collection comment dated xx/xx/2022, the servicer offered modification to the borrower. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, credit application is available in the loan file located at "xx""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed.
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan data xx Comparison data xx Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan data xx Comparison data xx Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XZ1OUR2L1O6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.510%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	81.246%	81.246%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	4.810%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There are 2 civil judgment found against the borrower in the favor of "xx" in the total amount of xx which were recorded on xx/xx/2007 & xx/xx/2009.
There is civil judgment found against the borrower in the favor of "xx" in the amount of xx which was recorded on xx/xx/2015.
The 2019 county annual taxes have been paid in the amount of xx on xx/xx/2020.
The 2020 county annual taxes have been paid in the partial amount of xx on xx/xx/2020.
The county annual taxes for year 2020, 2021 were delinquent in the amount of xx till good through date xx/xx/2022.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 12 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 4.809%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 12 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 4.809%. The current UPB is reflected in tape for the amount of xx.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2020. As per Voluntary Petition Schedule D (xx), shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The value of the home is less than the amount owed on the mortgage, and as such the excess amount is wholly unsecured. There is no comment indicating a cram down. The borrower has been discharged on xx/xx/2020 and also got terminated on xx/xx/2020. The date of last filing bankruptcy was xx/xx/2020. No more evidences are available regarding current bankruptcy status.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is reduction in income.
The borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2021, the forbearance plan to begin from xx/xx/2021 to xx/xx/2022.
The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2010. As per AOT agreement, the new modified unpaid principal balance is xx and the deferred amount is xx. The borrower had promised to pay the monthly P & I of xx with modified interest rate of 4.810% beginning from xx/xx/2010 and a new maturity date of xx/xx/2040. There is no principal forgiven amount.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2021, the property occupancy stated as owner occupied.
According to servicing comments dated xx/xx/2021, the borrower's income has been impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2020. As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The value of the home is less than the amount owed on the mortgage and as such the excess amount is wholly unsecured.  There is no comment indicating a cram down. The borrower has been discharged on xx/xx/2020 and also got terminated on xx/xx/2020. The date of last filing bankruptcy was xx/xx/2020. No more evidences are available regarding current bankruptcy status.
																																																																																		The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2010. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx.The borrower had promised to pay the monthly P & I of xx with modified interest rate of 4.810% beginning from xx/xx/2010 and a new maturity date of xx/xx/2040. There is no principal forgiven amount.	Credit Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7DE0HORX0CV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.840%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	39.597%	39.597%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx, and a Delaware Limited Liability Company. Its successors and assigns.
There is two credit card judgments against the subject property In the amount of xx which were recorded on different dates.

Annual county taxes of 2021-2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of xx.
There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating metes expectation.
Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 10.84000% and a maturity date of the loan is xx/xx/2022. As per latest payment history as of xx/xx/2022, P & I is xx and rate of interest is 2.000%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LIZ4HSABBCG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	142.651%	142.651%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There is an active junior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2003, which was recorded on xx/xx/2003 with the instrument | xx # xx
There are 2 state tax liens found against the borrower in the favor of "xx" in the total amount of xx, which were recorded on xx/xx/2022 & xx/xx/2022. The subject property is located in Pennsylvania, which is a super lien state, and there could be a possibility of foreclosure due to a non-paid state tax lien. It can be cured by paying off the above non paid liens.
There is a civil judgment found against the subject borrower in the favor of "xx" in the amount of xx, which was recorded on xx/xx/2021.
 For Parcel # xx
The 2021 and 2022 annual taxes have been paid in the amount of xx on xx/xx/2021 and xx/xx/2022.
For parcel #xx
The 2021 and 2022 annual taxes have been paid in the amount of xx on xx/xx/2021 and xx/xx/2022.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 8.500%. The current UPB is reflected in tape for the amount of xx.

Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 8.500%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is job loss.
Borrower's willingness and ability to pay is average.
As per comment dated xx/xx/2021, the forbearance plan activated on xx/xx/2021.
The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2002 with xx of xx with the rate of interest 9.000 % and a maturity date of xx/xx/2032. The current P & I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 8.500%. However, there is a change in P & I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx/xx/2021 with rate of interest 8.500% and P&I is xx.
No information has been found related damage or repairs.
As per tape data, the property occupancy stated as owner occupied.
According to servicing comments dated xx/xx/2021, the borrower's income has been impacted due to covid-19.
As per servicing comment dated xx/xx/2021, Borrower's workplace affected due to Natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2002 with xx of xx with the rate of interest 9.000 % and a maturity date of xx/xx/2032. The current P & I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 8.500%. However, there is a change in P & I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx/xx/2021 with rate of interest 8.500% and P&I is xx.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SM4LQ1K01CU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.050%	360	xx/xx/1994	xx/xx/1994	Conventional	ARM	Purchase	90.000%	90.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1994	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	7.140%	xx	xx/xx/2016	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/1994 and recorded on xx/xx/1994 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

There is one junior mechanic's lien available in UT in the amount of xx held by "xx" and recorded on xx/xx/2007.

There is one junior judgment active against the borrower in the amount of xx held by "xx" and recorded on xx/xx/2017.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 7.150 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 7.150 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure evidence has been found.
As per collection comment dated xx/xx/2020, the subject property was damaged on xx/xx/2020 due to water & the insurance claim check was received in the amount of xx. However, as per comment dated xx/xx/2021, the borrower informed that the claim was only for underground leak. Currently, kitchen, hallway floors, walls yet to be repaired. No comments have been found regarding repair completion. No recent BPO report has been found to validate the repairs.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the debtor "xx" had filed bankruptcy under chapter 13 with the case# xx. However, unable to review documents due to PACER issue. The case was discharged on xx/xx/2007 & it was terminated on xx/xx/2007.	The modification agreement was made on the effective date xx/xx/2016 & the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 7.140 % that began from the first payment date xx/xx/2016 till the maturity date of xx/xx/2056. No forgiven & deferred has been noted.	Affiliated Business Disclosure ARM Rider Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx", which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Mortgage - Missing required ARM Rider (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"xx/xx/1994"xx"xx/xx/1994"xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2S08J7T29U9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.800%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	47.835%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	6.675%	xx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. The amount of xx which was recorded on xx/xx/2007 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 has been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 11 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with an interest rate as per payment history is 6.675%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 11 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with an interest rate as per payment history is 6.675%. The current UPB reflected is in the amount of xx.

The collection comment dated xx/xx/2021 states the borrower's income is impacted by covid-19.

As per the collection comment dated xx/xx/2021 the forbearance plan was given to the borrower dated xx/xx/2021 to xx/xx/2022. The forbearance plans ran and were extended from xx/xx/2021. Further details not provided.

The collection comment dated xx/xx/2017 the subject property is occupant unknown and is in average condition. Further details not provided.

The Modification agreement was made between xx and xx on xx/xx/2014. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with interest rate of 6.675% beginning from xx/xx/2014 till the maturity date of xx/xx/2037.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Update:
As per comment dated xx/xx/2023, the cease and desist has been identified and the servicer could no contact to borrower.
As per comment dated xx/xx/2023, the litigation has been identified. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2014. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with interest rate of 6.675% beginning from xx/xx/2014 till the maturity date of xx/xx/2037. There is no deferred balance amount and forgiven amount.	Affiliated Business Disclosure Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (xx) is 10.180%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VWY2DR80SHU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.875%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	39.659%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx for the amount of xx which was recorded on xx/xx/2006.
Chain of assignment has been completed. Last assignment is with the "xx".
There are 3 junior child support lien against the borrower in the favor of xx which was recorded in different dates.
There is one junior state tax lien against the borrower in the favor of The xx for the amount of xx which was recorded on xx/xx/2020.
There is one junior UCC lien against the borrower in the favor of xx. which was recorded on xx/xx/2021.
Annual combined taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

As per the payment history as of xx/xx/2022, the borrower is delinquent from 01 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 8.250%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx/xx/2022, the borrower is delinquent from 01 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 8.250%. The new UPB is reflected in the amount of xx for default is unable to be determined.
As per the seller tape data, the loan was modified on xx/xx/2011 which is missing from the loan files.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx/xx/2022, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.875% and a maturity date of xx/xx/2037. The P&I as per payment history is the xx and rate of interest is 8.250%, however, there is a reduction in P&I and rate of interest with respect to Note data. The tape is also providing the information regarding the latest modification which was made on xx/xx/2011. However, the modification agreement is missing from the loan files.

xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59D3TGYQIWL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	82.084%	82.084%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	6.250%	xx	xx/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2015.
No active liens and judgments have been found against the borrower and subject property.
The combined annual taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
The notice of trustee sale located at "xx" shows that the foreclosure complaint was filed on xx/xx/2010 in the favor of "xx" with case# xx which was recorded on xx/xx/2010 and the foreclosure sale was scheduled on xx/xx/2010. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
As per the servicing comment dated xx/xx/2020, the reason for default is Death of borrower family member.
Borrower's willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2015 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 6.250% beginning from xx/xx/2015, which will get changed in 2 steps till the maturity date of xx/xx/2055. The rate will change in 2 steps which end with 6.250%.
Recent servicing comments do not reflect any damage pertaining to the subject property.
The subject property has been occupied by owner.
According to servicing comments dated xx/xx/2020, borrower has been impacted due to covid19 pandemic.
Foreclosure Comments:The notice of trustee sale located at "xx" shows that the foreclosure complaint was filed on xx/xx/2010 in the favor of "xx" with case# xx which was recorded on xx/xx/2010 and the foreclosure sale was scheduled on xx/xx/2010. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2015 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 6.250% beginning from xx/xx/2015, which will get changed in 2 steps till the maturity date of xx/xx/2055. The rate will change in 2 steps which end with 6.250%. There are no deferred balance and principal forgiven amount.		xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx compliance"xx"				Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GAHGIV90ZBC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006 with Book/pg# xx
The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx A Delaware Limited Liability Company.
No active judgment found against borrower and subject property.
The annual installments of county taxes for the year of 2021 are paid.
According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. The last payment was received on xx/xx/2022, which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 3.750%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

The borrower is currently performing with the loan. The last payment was received on xx/xx/2022, which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 3.750%. The current UPB reflected is in the amount of xx.

No comments have been found regarding the borrower's income impacted due to covid-19.

No evidence found regarding property damages.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4NMTH1YGKOC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	49.587%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	4.250%	xx	xx/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx.
No assignments have been found. Currently, the assignment is with the original lender "xx". The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
School annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.750%.

Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.750%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the borrower was impacted by covid-19. FB plans ran and were extended several times from xx/xx/2021 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is affected by natural disaster. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2011 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. There are 5 steps of modification. The borrower has promised to pay the in the amount of xx with the interest rate of 4.250% beginning on xx/xx/2011 till maturity date of xx/xx/2051.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
N547F34ZGNL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.625%	360	xx/xx/1998	xx/xx/1998	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1998	xx	Primary	Yes	Yes	No	28.121%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.625%	xx	xx/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1998 which recorded on xx/xx/1998 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Junior mortgage was originated on xx/xx/1998 which recorded on xx/xx/1998 in the amount of xx with xx.
Junior mortgage was originated on xx/xx/2001 which recorded on xx/xx/2001 in the amount of xx with xx, a third-class city.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2003. The schedule D of voluntary petition does not show any unsecured amount. The bankruptcy case was discharged on xx/xx/2003 and terminated on xx/xx/2003.	The loan modification agreement was made on xx/xx/2019 with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of 5.625% beginning from xx/xx/2019 till the maturity date of xx/xx/2035. The interest bearing amount is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BQM64LB5NXX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First		xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	12.770%	360		xx/xx/2007	xx/xx/2007		HELOC	Revolving		Cash Out	59.118%	59.118%	Full Documentation	Not Applicable	Not Applicable			Not Applicable		Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No			14.434%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	10.640%	xx	xx/xx/2016	Financial Hardship
According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx, which was recorded on xx/xx/2007 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are 2 judgments in the favor of xx which were recorded on xx/xx/2014 and xx/xx/2009 in the total amount of xx.
Annual county taxes of 2021 have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to review of payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.640%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found.
 No repairs and damages have been found. The property is owner occupied.
No comments have been found stating the borrower's income was impacted by covid.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This step modification agreement made on xx/xx/2016 between xx and the lender xx. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 10.640%, beginning from xx/xx/2016. The maturity is xx/xx/2033.
The lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal."
																																																																																				xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"		* Missing HELOC Disclosures (RESPA) (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
W8VV16VEIA2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.030%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	42.800%	42.800%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2015.
There is a prior civil judgment active in the favor of xx in the amount of xx recorded on xx/xx/1999.
There is a state tax lien active in the favor of xx in the amount of xx recorded on xx/xx/2018. SSN# does not match with borrower's SSN#.
County annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
U6N3OZ88UUG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	180	xx/xx/2006	xx/xx/2006	HELOC	Fixed	Cash Out	78.261%	78.261%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	2.912%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/xx/2008 and recorded on xx/xx/2008.

1st county taxes of 2022 have been delinquent in the amount of xx and the good through date is xx/xx/2022.

1st utilities charges of 2022 have been delinquent in the amount of xx and the good through date is xx/xx/2022.

2nd county charges and county taxes of 2022 have been due in the total amount of xx.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.912%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.912%. The current UPB reflected as per the payment history is in the amount of xx.

The modification agreement was made between lender and borrower on xx/xx/2015. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.912% beginning from xx/xx/2021 with a maturity date of xx/xx/2055. The modification further takes in 8 steps and it does not have a balloon provision. The loan was modified once since origination.

No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2022, the subject property is occupied by unknown party.

As per comment dated xx/xx/2020, the reason for default is curtailment of income.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2015. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.912% beginning from xx/xx/2021 with a maturity date of xx/xx/2055. The modification further takes in 8 steps and it does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HZJCJ3SSZG0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.000%	120	xx/xx/2011	Unavailable	HELOC	Fixed	Cash Out	61.983%	61.983%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2011	xx	Primary	Yes	No	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	8.000%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There is an active prior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/1995 which was recorded on xx/xx/1995 with the instrument | xx#xx. However, this prior mortgage is not showing in schedule-B of the final title policy as an exception, and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
There is civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2012.
There are three HOA liens found against the subject property in the total amount of xx filed by xx. The subject property is located in PA which is a super lien state and there could be a possibility of foreclosure due to a non-paid HOA lien. It can be cured by paying off the above non paid lien.
There is sewer lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2021. The subject property is located in PA which is a super lien state and there could be a possibility of foreclosure due to a non-paid sewer lien. It can be cured by paying off the above non paid lien.
The 2022 town annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 school annual taxes have been due in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found	xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 8.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 8.00%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower's willingness and ability to pay is poor.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2013 and a new maturity date of xx/xx/2040 with modified interest rate 8.000%. There are no deferred balance and principal forgiven amount.
No information has been found related damage or repairs.
The subject property has been occupied by owner.

Update:
As per the collection comment dated xx/xx/2023, the RFD was death of the family member.
As per the collection comment dated xx/xx/2023, the loan was modified on xx/xx/2022. Further details not provided.
As per the collection comment dated xx/xx/2023, the servicer provided 3 months RPP to the borrower. Further details not provided.
The foreclosure was initiated on the subject property. The complaint was filed on xx/xx/2023.  The service was completed on xx/xx/2023. The judgment was entered on xx/xx/2023. The sale has been scheduled for xx/xx/2024. The foreclosure was placed on hold due to borrower filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2024. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2013 and a new maturity date of xx/xx/2040 with modified interest rate 8.000%. There are no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
																																																																																								* Missing HELOC Disclosures (RESPA) (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
4NGZPGN78SI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First		xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.590%	180		xx/xx/2008	xx/xx/2008		Conventional	Fixed		Cash Out	54.695%	54.695%	No Documentation	Not Applicable	Not Applicable			Not Applicable		Not Applicable	2 Family	xx/xx/2008	xx	Primary	Yes	No	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	9.420%	xx	xx/xx/2012	Financial Hardship
As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008, in the amount of xx with "xx" with Instrument # xx
The chain of assignment has been completed. Currently the assignment is with "xx".
No active judgments or liens have been found against the borrower.
The combined taxes for year of 2021 are paid off in the total amount of xx.
The county taxes for 2022 have been paid off in the amount of xx.
The utilities charges for 2021 have been paid off in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 16 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 10.590%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per the review of collection comments, the loan is currently collection.

According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 16 months and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 10.590%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.

No comments have been found regarding the borrower's income impacted due to covid-19.

No evidence found regarding property damages.

The collection comment dated xx/xx/2022, the subject property is occupied by owner.

No evidence has been found regarding foreclosure process and bankruptcy case.

As per the review of collection comment dated xx/xx/2020, the borrower's income is impacted due to covid-19. The collection comment dated forbearance plan was started from xx/xx/2020. Forbearance plan were ran and extended from xx/xx/2021. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2012 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 9.42% and the modified P&I was xx beginning on xx/xx/2012. The step rate was in 02 steps ending at rate 10.59% and P&I will be xx applicable from xx/xx/2015 to maturity date xx/xx/2052. There is no deferred balance and there is no principal forgiven amount.	1-4 Family Rider Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx), transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing required 1-4 family rider (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MYTBZ6EY050	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	13.350%	232	xx/xx/2008	xx/xx/2008	HELOC	Revolving	Cash Out	21.277%	21.277%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Missing HELOC Disclosures (RESPA) (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
I4HHLUVSH75	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.380%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	5.000%	xx	xx/xx/2011	Financial Hardship	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2006 with the lender "xx", in the amount of xx which was recorded on xx/xx/2006.
The chain of assignment is complete as the current assignment is with xx in favor of xx in the amount of xx. It was originated on xx/xx/2006 and it was recorded on xx/xx/2006.
There are two credit card judgments in the amount of xx and xx in favor of xx
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.00%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.00%. The current UPB is reflected in tape for the amount of xx.

As per comments dated xx/xx/2021, borrower is suffering from financial hardship due to covid-19.
No evidence has been found regarding bankruptcy and foreclosure.
The property is owner occupied. No damage or repair to the property has been found.

Update:
As per the collection comment dated xx/xx/2023, both borrower's income was impacted due to COVID-19.
As per the collection comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023. The foreclosure file was put on hold due to TPP.
As per the collection comment dated xx/xx/2023, the borrower was approved for the 12 months which started on xx/xx/2023 and ends on xx/xx/2024. As per the collection comment dated xx/xx/2024, the borrower made the final TPP on xx/xx/2024. Further details not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2011 with the 4 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.00% beginning from xx/xx/2011 and the new maturity date is xx/xx/2036.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YW2RP98BDB9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.200%	300	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	38.710%	38.710%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2008 with the lender xx."
Property taxes for the year of 2021 was due on xx/xx/2022 is in the amount xx.
Following active lien and judgment found.
1-The mortgage found which is recorded on xx/xx/2008 is in the amount of xx.
2-The Notice of Tax Lien - IL Individual Income Tax (xx) found which is recorded on xx/xx/2021 is in the amount of xx.
3-The Notice of Tax lien - RUT-50, Vehicle Tax (xx) found which is recorded on xx/xx/2018 is in the amount of xx.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 1.5%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The loan is in collection.
This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 7.20% and a maturity date of the loan is xx/xx/2033. The P&I as per updated payment history xx and rate of interest is 1.5%; however, there is a reduction in xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 1.5%. The current UPB is reflected in tape for the amount of xx.

According to the PACER, the debtor had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. The POC was filed by xx on xx/xx/2018 for the secured claim amount of xx and the amount of arrearage is xx. And the plan confirm on xx/xx/2018. The case was discharge on xx/xx/2022, and the date of last filing bankruptcy is xx/xx/2022 and terminated on xx/xx/2022.

As per servicing comment dated xx/xx/2021, the reason of default is excessive obligation.

As per servicing comment dated xx/xx/2021, the property occupancy stated as owner occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the debtor had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. The POC was filed by xx on xx/xx/2018 for the secured claim amount of xx and the amount of arrearage is xx. And the plan confirm on xx/xx/2018. The case was discharge on xx/xx/2022, and the date of last filing bankruptcy is xx/xx/2022 and terminated on xx/xx/2022.	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 7.20% and a maturity date of the loan is xx/xx/2033. The P&I as per updated payment history xx and rate of interest is 1.5%; however, there is a reduction in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Missing Appraisal (Lvl 3) "Appraisal is missing. However PIW is missing from loan documents."	* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LK0T7XZ12J8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.570%	240	xx/xx/2003	xx/xx/2003	Conventional	ARM	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	8.125%	xx	xx/xx/2016	Financial Hardship	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2003 with the lender xx."
No prior year delinquent taxes found. Following Active lien and judgment found.
1-The mortgage found which is recorded on xx/xx/2003 is in the amount of xx
2-The Judgment for money (Credit Card Judgment (xx)) found which is recorded on xx/xx/2022 is in the amount of xx.
According to the payment history as of dated xx/xx/2022 the borrower is delinquent for 4 months with the loan and the next due date is xx/xx/2021. The Last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2020. The UPB is xx available in current payment history.	Collections Comments:The loan is in collections.
Loan modification agreement was made on xx/xx/2016. The new modified rate is 8.125% and borrower promises to pay P&I in the amount of xx beginning of xx/xx/2016. The new principal balance is xx till the maturity date on xx/xx/2058.

     According to the payment history as of dated xx/xx/2022 the borrower is delinquent for 4 months with the loan and the next due date is xx/xx/2021. The Last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2020. The UPB is xx available in current payment history.

As per servicing comment unable to determine the reason for default.
Borrower's willingness and ability to pay is fair.

No evidence has been found regarding bankruptcy and foreclosure.
No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made on xx/xx/2016. The new modified rate is 8.125% and borrower promises to pay P&I in the amount of xx beginning of xx/xx/2016. The new principal balance is xx till the maturity date on xx/xx/2058.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Missing Appraisal (Lvl 3) "Subject loan closed with an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Operative index value is unable to confirm (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ANUZQCIH0D1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.550%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	79.901%	79.901%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	33.783%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, Its Successors and Assigns.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer offered FB which was ran and extended from xx/xx/2020 to xx/xx/2022. Further details not provided.

The borrower is paying payment as per the modification agreement located "xx", where the modified new principal balance is xx. The P&I is in the amount of xx monthly with a modified interest rate of 4.000% beginning from xx/xx/2018 to maturity date of xx/xx/2038.

As per comment dated xx/xx/2022, the covid streamline modification plan given to the borrower. As per modified plan the new principal balance is xx and the new P&I is xx with the interest rate of 3.125% which will begin from xx/xx/2022 till maturity date of xx/xx/2062.

According to the notice of Lis pendens located at "xx" the foreclosure was initiated in year 2014 and the complaint was filed on xx/xx/2014 with case# xx which was recorded on xx/xx/2014. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2014. Further details not provided.

According to the PACER, the borrower xx and co-borrower xx had filed bankruptcy under chapter-13 with case# xx on xx/xx/2014. The chapter-13 plan was confirmed on xx/xx/2014. POC was filed on xx/xx/2014 with secured claim amount of xx and an arrearage in the amount of xx. The case was discharged on xx/xx/2018 and terminated on xx/xx/2018.

As per the comment dated xx/xx/2020, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
Foreclosure Comments:According to the notice of Lis pendens located at "xx" the foreclosure was initiated in year 2014 and the complaint was filed on xx/xx/2014 with case# xx which was recorded on xx/xx/2014. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2014. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx and co-borrower xx had filed bankruptcy under chapter-13 with case# xx on xx/xx/2014. The chapter-13 plan was confirmed on xx/xx/2014. POC was filed on xx/xx/2014 with secured claim amount of xx and an arrearage in the amount of xx. The case was discharged on xx/xx/2018 and terminated on xx/xx/2018.
																																																																																		According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 which was applied for due date xx/xx/2022. The borrower is paying payment as per the modification agreement located "xx", where the modified new principal balance is xx. The P&I is in the amount of xx monthly with a modified interest rate of 4.000% beginning from xx/xx/2018 to maturity date of xx/xx/2038. As per comment dated xx/xx/2022, the covid streamline modification plan given to the borrower. As per modified plan the new principal balance is xx and the new P&I is xx with the interest rate of 3.125% which will begin from xx/xx/2022 till maturity date of xx/xx/2062. However, the modification agreement is missing from the loan file.		xx	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
INNYRCNOLUR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.380%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	88.095%	88.095%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	36.360%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	5.375%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.
Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.380%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.380%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is unknown occupied.
There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating metes expectation.
Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2016. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.375% beginning from xx/xx/2016 with a maturity date of xx/xx/2056. The modification does not have a balloon provision. The loan has been modified twice since origination.	Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "Loan failed GSE (xx) Seller Paid Points and Fees Exception Test as the subject loan is purchase primary no seller paid fees were included in the test.

The below fees were added in the test.
Loan Origination Fee xx
Application Fee xx
Commitment Fee xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JU2JJN16E37	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	94.927%	94.927%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx/xx/2022 the subject mortgage was signed on xx/xx/2004 which was recorded on xx/xx/2004 in the favor of xx. in the amount of xx.
 The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2015 which was recorded on xx/xx/2015.
There is a Civil Judgment lien which was recorded on xx/xx/2019 in the favor  xx(xx) Na in the amount of xx
There is a 2 Civil Judgment lien which was recorded on xx/xx/2019 & xx/xx/2020 in the favor  xx in the amount of xx
There is a 2 Civil Judgment lien which was recorded on xx/xx/2019 & xx/xx/2021 in the favor  different plaintiffs  in the amount of xx
Annual county property taxes for the year 2022 in which amount xx were paid on xx/xx/2022 without any prior delinquency
According to payment history as of xx/xx/2022, the borrower is delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.830%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection.
According to payment history as of xx/xx/2022, the borrower is delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of  8.830%. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to determine..
The loan has not been modified since origination.
No information has been found related damage or repairs.
As per servicing comment the subject property is owner occupied and in good condition.
..
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
D0Q1RRIYH3X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.450%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	66.668%	66.668%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	10.492%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	8.700%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2015.
There are 2 active prior mortgage against the subject property which was recorded prior to the subject mortgage. The first senior mortgage was recorded on xx/xx/2001 in the amount of xx with the lender "xx" and the second mortgage was recorded on xx/xx/2001 in the amount of xx with the lender of "xx".However, these prior mortgages are not showing in schedule-B of the final title policy as an exception and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of the release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The combined annual taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The annual county taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The annual school taxes for the year 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 8.700%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 8.700%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx/xx/2022, the reason for default is unemployment/ decreased income.
The borrower's willingness and ability to pay is average.
As per servicing comment dated xx/xx/2022, borrower was on covid-19 forbearance plan and was extended several times.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/2022, the subject property is occupied by unknown party.
As per servicing comment dated xx/xx/2022, borrower has been impacted due to covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2012 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2012 and a new maturity date of xx/xx/2037 with modified interest rate 8.700%. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test.
The loan data is 9.450% and comparison data is 7.250%; hence, the variance is +2.200%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.
The loan data is 36Months and comparison data is 0Months; hence, the variance is 36Months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan data is xx and comparison data is xx; hence, the variance is +xx.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test (xx)
The points and fees charged to the borrower exceed the greatest of 5% of the mortgage amount or xx.

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or xx for mortgage amounts of xx or less."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WXZT8JUJQV1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/1999	xx/xx/1999	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	31.800%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	4.380%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/1999 and was recorded on xx/xx/1999 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There is HOA lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2015.
There is judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2020.
The 1st and 2nd instalment of county taxes for the year of 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 4.380%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 4.380%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year 2009, As per sheriff's deed located at "xx", the property has been sold to xx, FSB on xx/xx/2009. As per affidavit expunging sheriff's deed the property rights again transfer to the borrower from xx, FSB to xx current ownership of property is with xx. No further details have been found.
As per the servicing comment dated xx/xx/2021, the reason for default is reduction in income.
Borrower's willingness and ability to pay is poor.
As per tape data, borrower was on covid-19 forbearance plan and was extended several times, most recently from xx/xx/2021 to xx/xx/2022.
The modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2013 shows that the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2013 and a new maturity date of xx/xx/2053 with modified interest rate 4.380% .There are no deferred balance and principal forgiven amount.
As per servicing comment dated xx/xx/2019, the subject property is affected by natural disaster and the estimated cost of repairs is not given However, there are no evidences to confirm the current status of repairs.
The subject property has been occupied by owner.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.
As per servicing comment dated xx/xx/2021, borrower's workplace affected due to natural disaster.
Foreclosure Comments:The foreclosure was initiated in year 2009. As per sheriff's deed located at "xx" , the property has been sold to xx, FSB on xx/xx/2009. As per affidavit expunging sheriff's deed the property rights again transfer to the borrower from xx, FSB to xx. The current ownership of property is with xx. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2013 shows that the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2013 and a new maturity date of xx/xx/2053 with modified interest rate 4.380% .There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HNZI0AMLYC0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	45.714%	45.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	28.604%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	8.500%	xx	xx/xx/2020	Financial Hardship	As per the updated title report dated xx/xx/2022 the subject mortgage in the amount of xx which was recorded on xx/xx/2007 is on first lien position. According to updated title report there are no delinquent taxes and there is one credit card judgment against the borrower in the amount of xx. Chain of assignment is also complete. There is one junior mortgage in the amount of xx.	As per the payment history as of date xx/xx/2022 the borrower is current with the loan and last payment was received on xx/xx/2022 for the due date of xx/xx/2022 in the amount of xx. According to payment history next due date is xx/xx/2022 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:As per the payment history borrower is current with the loan, last payment was received on xx/xx/2022 for the due date of xx/xx/2022 in the amount of xx and next due date is xx/xx/2022. Comment dated xx/xx/2021 shows curtailment of income. and comment dated xx/xx/2020 shows that FB plan third extension has been given to borrower. According to comment history there are no property damages and subject property is owner occupied.

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between borrower XXXX and the lender xx on xx/xx/2015. As per this modification agreement the new principal balance is xx and borrower promise to pay principal and interest in the amount of xx with rate of 8.500%. According to this agreement new maturity date will be xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TTCPUO9HPYJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Purchase	92.614%	92.614%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.750%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2000 and was recorded on xx/xx/2000in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2000 which was recorded on xx/xx/2000with instrument | xx# xx and the second junior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2016 which was recorded on xx/xx/2016 with instrument|xx# xx
There are 2 civil judgments found against the subject property in the favor of "xx" in the total amount of xx which were recorded on xx/xx/2019 & xx/xx/2022.
The taxes are to follow.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current UPB is reflected in tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower's willingness and ability to pay is good.
The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 and shows the new modified unpaid principal balance is xx out of which xx is an interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 4.750% beginning from xx/xx/2021, which will get changed in 5 steps till the maturity date of xx/xx/2038. The rate will change in 5 steps, which will end with 8.250%. There are no deferred balances and there is no principal forgiven amount.
The subject property has been occupied by owner.
According to servicing comments dated xx/xx/2017, the subject property had damage to the home and no information is available regarding the specific damages. However, the estimated cost of damage is unable to be determined in the latest 24 months of collection comments.
According to servicing comments dated xx/xx/2022, borrower has been impacted due to covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is an interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of 4.750% beginning from xx/xx/2021, which will get changed in 5 steps till the maturity date of xx/xx/2038. The rate will change in 5 steps, which will end with 8.250%. There are no deferred balance and there is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (xx) is 8.306%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 8.306%; hence, the variance is -8.306%"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are   missing in the loan file;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0I7W6Z7T4CE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	78.788%	78.788%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	Yes	84.978%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	6.750%	xx	xx/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
The 2021 city taxes have been paid in the amount of xx on xx/xx/2021.
The 2022 city taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 sewer taxes have been past due in the amount of xx on xx/xx/2022.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 6.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 6.750%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2022, borrower is on forbearance plan
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2015 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2015 and a new maturity date of xx/xx/2038 with modified interest rate 6.750%. There are no deferred balance and principal forgiven amount.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic.

Update-
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2015 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2015 and a new maturity date of xx/xx/2038 with modified interest rate 6.750%. There are no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Choice of Settlement Agent Disclosure.
2. Copy of Appraisal or Statement of Appraised Value."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N9H5YXVM71K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	181	xx/xx/2003	xx/xx/2003	Conventional	ARM	Cash Out	63.779%	63.779%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 which recorded on xx/xx/2003 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No any active liens found against the subject property and borrower.
County 1st installment tax of 2021 has been paid in the amount of xx on xx/xx/2021.
County 2nd installment tax of 2021 has been paid in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2022, the borrower is 1 month delinquent with the loan. The last payment received on xx/xx/2021 which is applied on xx/xx/2020. The payment history shows the old due date xx/xx/2020 adjusted to the new due date xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is 1 month delinquent with the loan. The last payment received on xx/xx/2021 which is applied on xx/xx/2020. The payment history shows the old due date xx/xx/2020 adjusted to the new due date xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been impacted due to covid-19. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure.

Update:
As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
The foreclosure was initiated on the subject property. The complaint was filed on xx/xx/2023. The sale has been scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was placed on hold due to borrower filed for bankruptcy under chapter 13 with case# xx on xx/xx/2024. The bankruptcy case is still active.
As per the collection comment dated xx/xx/2023, the servicer provided repayment plan to the borrower for 12 months. But as per the comment dated xx/xx/2024, the RPP was declined.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between borrower and lender with the new principal balance of xx. The borrower has promised to pay the new P&I xx with the interest rate of 3.125% beginning from xx/xx/2022 till the maturity date xx/xx/2062. There is no deferred and principal forgiven.		xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx#3547"xx"				Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
W0P5NW74ZHE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.280%	180	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	75.353%	75.353%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2004 with the lender xx in the amount of xx, which was recorded on xx/xx/2004 Instrument# | Book/Page# xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2016.
There is junior mortgage active in the favor of xx in the amount of xx which was recorded on xx/xx/2014.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.000%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, borrower's income is impacted by covid-19. FB extension was provided which was started on xx/xx/2020.
As per the servicing comments, the subject property has been occupied by the unknown and is in average condition. No details have been found regarding damage.

Update:
As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. The prior servicer provided Covid-19 FB plan for 18 months. As per the comment dated xx/xx/2024, the servicer provided RPP for 3 months from xx/xx/2024 to xx/xx/2024.
The foreclosure was initiated on the subject property. The complaint was filed on xx/xx/2023. The judgment was entered on xx/xx/2023. The sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure case was canceled and dismissed on xx/xx/2023 due to workout.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.000% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061. This loan was modified once.

																																																																																			Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
D0IUEVRZNE0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	78.302%	78.302%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	4.250%	xx	xx/xx/2015	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 with the lender xx. subsidiary of xx in the amount of xx which was recorded on xx/xx/2004 with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a Hospital lien against the borrower in the favor of xx which was recorded on xx/xx/2021 in the amount of xx.

There is a civil judgment against the borrower in the favor of xx, which was recorded on xx/xx/2021 in the amount of xx.

Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 10 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 10 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the document located at "xx" and comment dated xx/xx/2021, the subject property was damaged due to wind on xx/xx/2020. As per the inspection report (xx), the total damages in the amount of xx. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2015 between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting 4.250 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. The interest-bearing amount is xx. There are no deferred balance & principal forgiven amount.	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Appraisal not dated (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
W2WAVJX9LF3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	240	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	91.228%	91.228%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx, with xx. a Corporation, recorded with the Instrument#xx

The chain of assignment has been completed. The last assignment is with xx A Delaware Limited Liability Company.

There is a junior mortgage active against property in the favor of "xx" which was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with Instrument#xx installment county taxes of 2021 have been due on xx/xx/2022 in the amount of xx.

There are no prior year real estate delinquent taxes.
According to the payment history tape data as of xx/xx/2022, the borrower is performing with the loan as per modification. The P&I is in the amount of xx and PITI is in the amount of xx. Unable to determine the last payment receive date. The next due date for payment is xx/xx/2022. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2022, the borrower is current with the loan. Unable to determine the last payment receive date. The next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19.The servicer provided FB plan started from xx/xx/2020 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
As per the comment dated xx/xx/2021, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per loan modification agreement is xx/xx/2062.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test. (xx)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) ,
transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
B2NTOKREL23	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.600%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	78.413%	78.413%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	24.371%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with lender xx on xx/xx/2007 for the amount of xx.
The chain of assignment has been completed, currently the assignment is with xx.
There is UCC lien recorded on xx/xx/2021 for the amount of xx in the favor of The xx.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 9.600%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 9.600%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/xx/2021, the borrower's income has been impacted due to covid-19.

Update:
As per the collection comment dated xx/xx/2023, the foreclosure was canceled on xx/xx/2023.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IU3MKDHVD5R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.059%	180	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	46.692%	46.692%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active judgments or liens were found.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2020 and good through on xx/xx/2021.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021 and good through on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 11.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 11.500%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
Borrower's willingness and ability to pay is average.
No information has been found regarding the forbearance plan.
As per original Note, the loan was matured on xx/xx/2017. This is conventional fixed rate mortgage originated on xx/xx/2002 with xx&I of xx with the rate of interest 14.05920% and a maturity date of xx/xx/2017. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 11.500%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the rate of interest 11.500% and P&I is xx and modified maturity date is xx/xx/2032. However the Modification document is missing from loan file.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per collection comment dated xx/xx/2020, the natural disaster was declared.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per original Note, the loan was matured on xx/xx/2017. This is conventional fixed rate mortgage originated on xx/xx/2002 with xx&I of xx with the rate of interest 14.05920% and a maturity date of xx/xx/2017. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 11.500%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the rate of interest 11.500% and P&I is xx and modified maturity date is xx/xx/2032. However the Modification document is missing from loan file.	Credit Application Missing Required State Disclosures Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge disclosed on the final TIL is xx. Calculated finance charge xx for an under the disclosed amount of xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New Mexico. The following state disclosures are missing in the loan file;
Freedom to Choose Insurance Company and Insurance Professional"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3ZC5NTQPWIF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.740%	240	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	71.524%	71.524%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	4.750%	xx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

1st town taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd town taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

As per updated title report dated xx/xx/2022 there is an active mortgage available in the updated title report with the amount of xx, in favor of "xx" and which was recorded on xx/xx/2007.

There are four credit judgments against borrower in the favor of xx in the total amount of xx which are recorded different dates.

According to updated title report dated xx/xx/2022, there is judgment open against the subject property in the favor of "xx" which was recorded on xx/xx/2017."xx.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.

The subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.750% beginning from xx/xx/2014 with a maturity date of xx/xx/2054. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of xx/xx/2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1K0U9NVAOIG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.250%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	84.211%	84.211%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	47.571%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	4.875%	xx	xx/xx/2010	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2003 with the lender xx in the amount of xx, which was recorded on xx/xx/2003 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2016.

There is junior mortgage active in the favor of xx in the amount of xx which was recorded on xx/xx/2004.
There is IRS lien active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2012.
There are two state tax liens active against the borrower in the favor of xx in the amount of xx. Both were recorded on different dates.
There are four judgments active in the favor of xx in the amount of xx. All were recorded on different dates.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.880%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, borrower's income is impacted by covid-19.
As per the servicing comments, the subject property has been occupied by the owner. Comment dated xx/xx/2020 shows property has been affected by natural disaster. No details provided regarding estimated cost and nature of damage. However, no details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2010. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. The case was discharged on xx/xx/2010 and terminated on xx/xx/2010.	According to the modification, the loan was modified on xx/xx/2010. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2010. The maturity date as per modification is xx/xx/2034. This loan was modified once.
The modification agreement has 4 steps.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TXOVXDE7PUJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	70.307%	70.307%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx, which was recorded on xx/xx/2008 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a state tax lien in the favor of xx which was recorded on xx/xx/2013 in the amount of xx.
For the Parcel # xx the amount of xx.
2nd installment taxes of 2021 have been delinquent in the amount of xx.
For the Parcel # xx the amount of xx.
According to review of payment history as of xx/xx/2022, the borrower is delinquent for 120+days and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2021. As per the comment dated xx/xx/2020, the RFD is repairs on the mobile home.
 No records for foreclosure and bankruptcy have been found.
The property is owner occupied. As per the comment dated xx/xx/2021, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal report at the origination is missing from the loan file. As per the tape, the seller tape reflects the subject property as a manufactured home. As per the updated title report, the VIN# is XX. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage.
Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DURFKRN5EZY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	103.962%	103.962%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.160%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active judgments or liens were found.
The 1st and 2nd instalments of county taxes for the year of 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.130%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.130%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower's willingness and ability to pay is good.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2021 and a new maturity date of xx/xx/2061 with modified interest rate 3.160%. As per modification agreement, the lender has forgiven principal in the amount of xx However, the forgiven amount exceeds 2% of the modified principal balance.
As per the comment dated xx/xx/2022, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2021 and a new maturity date of xx/xx/2061 with modified interest rate 3.160%. As per modification agreement, the lender has forgiven principal in the amount of xx However, the forgiven amount exceeds 2% of the modified principal balance.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Choice of Insurance Notice
2. Notice to Cosigner"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
SSLMSSPXJQ1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	181	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	71.697%	71.697%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	8.000%	xx	xx/xx/2019	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 in favor of xx for xx. in the amount of xx and was recorded on xx/xx/2005 with instrument# xx.
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There are three real estate tax liens open against the subject property in favor of xx in the total amount of xx which were recorded on xx/xx/2016, xx/xx/2017, xx/xx/2018.
There is a junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2006 in favor of xx.
There are two IRS tax liens open against the subject property in favor of xx in the total amount of xx which were recorded on xx/xx/2022.
1st installment taxes of 2022 have been due in the amount of xx. No prior year delinquent taxes have been found.
According to review of payment history as of xx/xx/2022, the borrower is currently delinquent for 30+days and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for bankruptcy have been found. As per the comment dated xx/xx/2020, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021. No further details have been found.

Update-
As per comment dated xx/xx/2023, the 6 months repayment plan provided to borrower. As per comment dated xx/xx/2024, the borrower is on repayment plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement made on xx/xx/2021 between the borrower xx and the lender xx. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 8.00%, beginning from xx/xx/2021. The maturity is xx/xx/2030.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed.
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
Loan Data: xx, Comparison Data: xx, Variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx, Comparison Data: xx, Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
A79BZP1UOIQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	81.719%	81.719%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which recorded on xx/xx/2007 in the amount of xx with xx. Also the legal of the subject mortgage has a reference of the deed through the prior owner xx acquired the property.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2022, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor shall pay P&I to the trustee in the amount of xx for 36 months. The schedule D of voluntary petition shows the claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx. There is no comment indicating a cram-down. Currently the loan is in active bankruptcy.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test failed
TILA Foreclosure Rescission Finance Charge Test failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
Loan Data: xx, Comparison Data: xx, Variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx, Comparison Data: xx, Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
O07YP61YA1B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.620%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	95.355%	95.355%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

There is a UCC lien open against the subject property in the favor of "xx" which was recorded on xx/xx/2019." The amount of this lien is not available.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2020 to xx/xx/2022.

According to collection comment dated xx/xx/2021, the property was located in disaster area and according to comment dated xx/xx/2020, homeowner's property affected by disaster. The collection comment dated xx/xx/2018, shows property was damaged due to hurricane but repaired cost is not mentioned. Further details not provided.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR
§226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
																																																																																								rescission because it is understated by more than xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3SYY9J88OUG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.490%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	86.545%	86.545%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. The amount of xx which was recorded on xx/xx/2007 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx, Its Successors and Assigns.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 12.480%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 12.480%. The current UPB reflected is in the amount of xx.

No comments have been found regarding the borrower's income impacted due to covid-19.

The collection comment dated xx/xx/2021, the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per Appraisal Report located at "xx.pdf Page#xx"xx"	* Application Missing (Lvl 2) "Uniform Residential Loan Application is missing from loan file. Credit application id available at
xx#1659"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34Z52ML82T6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.130%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	86.488%	86.488%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx. Its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.380%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in foreclosure.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.380%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2022 to xx/xx/2022.

As per collection comment dated xx/xx/2022, homeowner's property and workplace is affected by natural disaster.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FYZ50BDC2D7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.590%	239	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	71.999%	71.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active judgments or liens were found.
The 2022 2nd instalment of town annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 1st instalment of town annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 8.590%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 8.590%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is other.
Borrower's willingness and ability to pay is poor.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.  No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx/xx/2021, shows servicer confirmed with borrower that he is not impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Virginia. The following state disclosures are missing in the loan file;
																																																																																								Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7LVFEN3Q5K7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.960%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	81.766%	81.766%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded xx/xx/2008 in the amount of xx with lender xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx.
Annual county tax of the 2021 has been paid in the amount of xx on xx/xx/2021.
No active liens and judgments have been found.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022 the borrower is 6 months delinquent with the loan and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2022. in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 10.960%. The UPB amount is xx.	Collections Comments:Current legal status is in bankruptcy.
According to payment history as of xx/xx/2022 the borrower is 6 months delinquent with the loan and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2022. in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 10.960%. The UPB amount is xx.
As per servicing comment dated xx/xx/2021, borrower confirmed no covid impact.
The debtors xx had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case_number # xx
The claim amount is xx and POC filed date on xx/xx/2022.
Voluntary petition shows unsecured portion in the amount xx.
As per case summary, the plan was confirmed on xx/xx/2018 and date of last filed on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case_number # xx
The claim amount is xx and POC filed date on xx/xx/2022.
Voluntary petition shows unsecured portion in the amount xx.
As per case summary, the plan was confirmed on xx/xx/2018 and date of last filed on xx/xx/2022.
Not Applicable	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed due to-
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "xx"."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
E68P1F95Q4D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.951%	91.951%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007and recorded on xx/xx/2007, in the amount of xx with xx.

The chain of assignment has been completed.
No active judgments or liens have been found.

Annual county taxes of 2022 have been due  the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 19 months. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of P&I xx and PITI xx with rate of 6.309% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx	Collections Comments:A review of collection comment shows no indication of post closing foreclosure activity.
The reason for default as per servicing comment is Covid-19, servicing problem.
Current occupancy as per comment is owner occupied and borrower intension is to retain the property.
Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 19 months.  The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of P&I xx and PITI xx  with rate of 6.309% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
F1CV2IJXCBI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	77.331%	77.331%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx, with xx, recorded with the Book/Page# xx .

The chain of assignment has been completed. The last assignment is with xx.

There is civil judgment active against borrower "xx" in the favor of "xx", which was recorded on xx/xx/2018 in the amount of xx.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx 178.07.However, as per transaction dated xx/xx/2022, the due dates are adjusted from xx/xx/2021 to xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx 178.07.However, as per transaction dated xx/xx/2022, the due dates are adjusted from xx/xx/2021 to xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plan started from xx/xx/2021 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
As per the comment dated xx/xx/2022, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.125% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per loan modification agreement is xx/xx/2062.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
																																																																																								The discount points are marked as bona fide but an undiscounted rate value was not provided."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VJVS4KO4MSN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.686%	100.686%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	7.640%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
The 1st installment of combined taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
The 2nd installment of combined taxes for the year of 2022 have been due in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx/xx/2022. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 7.640%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx/xx/2022. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 7.640%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
As per servicing comment unable to determine the reason for default.
Borrower's willingness and ability to pay is average.
No information has been found regarding the forbearance plan.
The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2010. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx. The borrower had promised to pay the monthly P&I of xx with modified interest rate of 7.640 % beginning from xx/xx/2010 and a new maturity date of xx/xx/2042. There is no principal forgiven amount.
Recent servicing comments do not reflect any damage pertaining to the subject property.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx/xx/2022, the information has been found regarding the no covid impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2010. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx. The borrower had promised to pay the monthly P&I of xx with modified interest rate of 7.640 % beginning from xx/xx/2010 and a new maturity date of xx/xx/2042. There is no principal forgiven amount.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to:
TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
																																																																																								1. Insurance Disclosure."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KP1SBSYY8X1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	98.283%	98.283%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is current with the loan and the next due date is xx/xx/2022. The last payment is unavailable which was applied for the due date adjustment of xx/xx/2020 to xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2022 the borrower is current with the loan and the next due date is xx/xx/2022. The last payment is unavailable which was applied for the due date adjustment of xx/xx/2020 to xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is covid impact.
Borrower's willingness and ability to pay is good.
As per comment dated xx/xx/2021, the information has been found regarding the forbearance plan extension.
This modification agreement with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.125%. There are no deferred balance and principal forgiven amount.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per latest property inspection report dated xx/xx/2022, located at "xx" the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the borrower has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.125%. There are no deferred balance and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to:
TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL
TILA Right of Rescission Test: FAIL
Bona Fide Discount Points Test: FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the NC. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
																																																																																								3. Attorney Selection Disclosure."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZY5XDFFAYNC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	119	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	51.966%	51.966%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2000 with the lender xx. for the amount of xx which was recorded on xx/xx/2000.
Last assignment is with the "xx".
There is one UCC lien against the borrower in the favor of xx which was recorded o xx/xx/2021.
Annual county taxes for the year of 2022 have been paid in the amount of xx.
Annual county taxes for the year of 2021 have been paid in the amount of xx
Annual city taxes for the year of 2022 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

As per the payment history as of xx/xx/2022, the borrower is delinquent from 05 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 5.00%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the bankruptcy. As per the payment history as of xx/xx/2022, the borrower is delinquent from 05 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 5.00%. The new UPB is reflected in the amount of xx. As per the comment dated xx/xx/2019, the borrower had deceased. No more details have been found regarding borrower name and death of date. As per the comment dated xx/xx/2020, the reason for default is excessive obligation. The borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2022. As per the proposed plan which was filed on xx/xx/2022, the debtor has promised to pay in the amount of xx for 60 months. Subject property occupancy is unable to be determined in the latest 24 months collection comments. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2022. As per the proposed plan which was filed on xx/xx/2022, the debtor has promised to pay in the amount of xx for 60 months.	This is conventional fixed rate mortgage originated on xx/xx/2000 with xx&I of xx with the rate of interest 5.000% and a maturity date of xx/xx/2010. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 5.000%. However, there is a reduction in P&I and rate of interest with respect to Note data. The tape data indicates the latest modification was made on xx/xx/2012 with rate of interest 5.000% and P&I is xx and modified maturity date is xx/xx/2029. However the Modification document is missing from loan file.	Affiliated Business Disclosure Credit Application Flood Certificate Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"xx due following points fail: GSE (xx) Prepayment Penalty Term Test: GSE (xx) Prepayment Penalty Term Test:"
* GSE Points and Fees Test Violations (Lvl 2)     "xx"xx due following points fail: GSE (xx) Prepayment Penalty Term Test: GSE (xx) Prepayment Penalty Term Test: This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing flood cert (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7NKZTJ29MK9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.790%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	97.954%	97.954%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	89.159%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	5.918%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx. a Corporation. The amount of xx which was recorded on xx/xx/2008 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx, Its Successors and Assigns.

There are two active civil judgments against the borrower which were recorded on xx/xx/2017 and xx/xx/2018 in the combined amount of xx in the favor of xx.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 32 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2019. The next due date for payment is xx/xx/2019. The P&I is in the amount xx with an interest rate as per payment history is 11.785%. The current UPB reflected is in the amount of xx.
Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 32 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2019. The next due date for payment is xx/xx/2019. The P&I is in the amount xx with an interest rate as per payment history is 11.785%. The current UPB reflected is in the amount of xx.

The collection comment dated xx/xx/2022 the subject property is occupant unknown and is in average condition. Further details not provided.

The collection comment dated xx/xx/2020 states the borrower's income is impacted by covid-19.

As per the servicing comment dated xx/xx/2020, the reason for default is curtailment of income.

No evidence has been found regarding litigation and contested matter.

No evidence has been found regarding bankruptcy.

As per collection comment dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan.
File was referred to attorney on xx/xx/2019. The collection comment dated xx/xx/2020, the foreclosure has been put on hold due to loss mitigation. Further details not provided.

Update:-
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2023, the borrower has been approved for streamline modification. Further details not provided.
As per the comment dated xx/xx/2023, the xx/xx/2022, the borrower's income is impacted by Covid-19. Further details not provided.

Foreclosure Comments:As per collection comment dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan.
 File was referred to attorney on xx/xx/2019.
The collection comment dated xx/xx/2020, the foreclosure has been put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	As per servicing comment dated xx/xx/2021, the streamline modification plan given to the borrower. As per servicing comment the new principal balance is xx out of which xx amount is forgiven. The interest bearing amount is $ xx. The borrower have to pay the new P&I xx with the interest rate of 5.918% beginning from xx/xx/2021 till the maturity date xx/xx/2061. However, Modification agreement is missing from the loan documents.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to
TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
TILA Finance Charge Test-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test-The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* DTI > 60% (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58QPGUDSNEM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.200%	144	xx/xx/2001	xx/xx/2001	Conventional	ARM	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx loan servicing, LLC recorded on xx/xx/2016.
There is a junior mortgage originated on xx/xx/2001 and recorded on xx/xx/2001 with the lender xx for the amount of xx.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022.
County annual taxes for the year of 2019 are delinquent in the amount of xx till good through dated xx/xx/2022.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 25 months and the next due date is xx/xx/2020. The last payment was received in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.000%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2020. The last payment was received in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.000%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid-19. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2021, the co-borrower has deceased. According to BPO report located ate "xx", the subject property was damaged due to storm. The property needed repairs in the amount of xx. As per the comment dated xx/xx/2020, the subject property is affected by natural disaster. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx in which the interest bearing amount is xx and the deferred amount is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 3.125% beginning on xx/xx/2022 till maturity date of xx/xx/2062.
The last payment was made as per AOT is located at "xx".
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
EG1VQIAEQ6H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.810%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	91.344%	91.344%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	41.125%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2016.
There is an IRS lien found against the subject property in the favor of "xx" in the amount of xx, which was recorded on xx/xx/2012.
There are 2 renewed judgments found against the borrower total in the amount of xx, filed by xx.
The 1st and 2nd instalments of county taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021 and xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 22 months and the next due date for the regular payment was xx/xx/2020. The last payment date is unable to be determined. As per the tape data, the monthly P & I is in the amount of xx with an interest rate of 3.875%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 22 months and the next due date for the regular payment was xx/xx/2020. The last payment date is unable to be determined. As per the tape data, the monthly P & I is in the amount of xx with an interest rate of 3.875%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is reduction in income.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2021, the forbearance plan activated on xx/xx/2021.
This modification agreement was signed between the borrower "xx" and the lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower had promised to pay the monthly P & I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2022 with a changed interest rate 3.875%. There are no deferred balance and principal forgiven amount.
As per the comment dated xx/xx/2020, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
As per tape, the subject property has been occupied by owner.
According to servicing comments dated xx/xx/2022, the borrower's income has been impacted due to covid-19.

Update:
 There is no additional changes in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and the lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower had promised to pay the monthly P & I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2022 with a changed interest rate 3.875%. There are no deferred balance and principal forgiven amount.	Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maine . The following state disclosures are missing in the loan file;
1.Title Attorney Disclosure
2.Choice of Insurance Notice
3.Withholding Tax Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GVU5MH14OIG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	94.740%	94.740%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	65.618%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022. the subject mortgage was originated on xx/xx/2007 . in favor of xx for xx in the amount of xx and it was recorded on xx/xx/2007 with instrument# xx.

The chain of assignment has been completed.

Active liens and judgment are found against the subject borrower property.

Annual county taxes for the year of 2021 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
According to payment history as of xx/xx/2022 the borrower is 2 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 10.250%. The UPB amount is xx.
Collections Comments:Current legal status is in collection.

According to payment history as of xx/xx/2022 the borrower is 2 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 10.250%. The UPB amount is xx.

As per the tape data borrower's income is impacted by Covid-19 on xx/xx/2021.

As per the comment dated xx/xx/2021, the reason for default is Co-Borrower Deceased.

Subject property occupancy is unable to be determined. No damages or repairs have been found.

There are no comments founds regarding Foreclosure in servicing comments and No bankruptcy documents found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate.

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date
Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date
Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx"
* DTI > 60% (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
IIG2HFZDFHG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.070%	181	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	75.718%	75.718%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	4.070%	xx	xx/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 which recorded on xx/xx/2002 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
Annual county taxes of 2019 and 2021 are delinquent in the total amount of xx which are good through by xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 21 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 21 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2010 with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of 4.07% beginning from xx/xx/2010 till the maturity date of xx/xx/2031. The interest bearing amount is xx and the deferred balance is xx.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7WAWPWXX0EY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.430%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.578%	91.578%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	No	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	9.930%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx Delaware Limited Liability Company its successors and assigns.

There are two Civil Judgment against the borrower in favor of xx which is recorded on xx/xx/2012 and xx/xx/2014 in the total amount of xx.

No prior year delinquent taxes have been found.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.930%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.930%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the reason for default is unemployment / xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2022. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 12.898% and a maturity date of xx/xx/2021. The P&I as per payment history is the xx and rate of interest is 4.250%, however, there is a reduction in P&I and rate of interest with respect to Note data. The comment dated xx/xx/2015 states that final mod in the process. The borrower is making payment as per modified terms. However, copy of modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate due to-
TILA Foreclosure Rescission Finance Charge Test and TILA Right of Rescission Test and Brokerage/Finder Fee Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test-
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
TILA Foreclosure Rescission Finance Charge Test-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx. The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

TILA Right of Rescission Test failed-
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NNSH1M8RLXU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.500%	240	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	93.816%	93.816%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.000%	xx	xx/xx/2021	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/1999 which was recorded on xx/xx/1999 in the favor of xx.There is a prior mortgage which was recorded on xx/xx/1987 in the favor xxt in the amount of xx.There is a junior mortgage which was recorded on xx/xx/2019 in the favor The xx Board of County
Commissioners, a Political Subdivision of the State of Florida in the amount of xx.
Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 1 months. The next regular payment is due on xx/xx/2022.The last payment was received date is xx/xx/2022 in the amount of xx with rate of 2% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 1 months. The next regular payment is due on xx/xx/2022.The last payment was received date is xx/xx/2022 in the amount of xx with rate of 2% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.As per collection comment dated on xx/xx/2021 borrower'xx's willingness and ability to pay is good. No information has been found regarding the damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	As per the modification agreement dated xx/xx/2021 between Borrower and Lender Stated UPB in the amount xx.As per the changed term the borrower have to pay xx for months with an interest rate of 2%.	Credit Application HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2WWYDVLH8HX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.857%	100.857%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	8.291%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2022 the subject mortgage in the amount of xx which was recorded on xx/xx/2006 is on first lien position. According to updated title report there are no delinquent taxes and there are no active liens and judgments against the borrower. Chain of assignment is also complete.	As per the payment history as of date xx/xx/2022 the borrower has been delinquent for 26 months and last payment was received on xx/xx/2020 for the due date of xx/xx/2019 in the amount of xx. According to payment history next due date is xx/xx/2020 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:As per the payment history borrower has been delinquent for 26 months last payment was received on xx/xx/2020 for the due date of xx/xx/2019 and next due date is xx/xx/2020. Reason for default is unable to be determined. According to comment history there are no property damages and borrower's income was not impacted by the COVID. As per the comment dated xx/xx/2022 subject property is occupied by unknown party.

Update-
As per comment dated xx/xx/2023, the complaint was filed on xx/xx/2023.  As per comment dated xx/xx/2024, the judgment was entered on xx/xx/2023. The file is on hold due to bankruptcy.
As per comment dated xx/xx/2024, the bankruptcy was filed under the chapter-13 with the case#xx on xx/xx/2024. The deadline to file the POC was set for xx/xx/2024.
As per comment dated xx/xx/2023, the loan was modified on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between borrower xx and the servicer xx loan servicing, INC on xx/xx/2019. As per this modification agreement the new principal balance is xx and borrower promised to pay principal and interest in the amount of xx with rate of 8.291%. According to this agreement new maturity date will be xx/xx/2059.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
Borrower charged 11.36% Allowed 7.75% Variance +3.610%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the
																																																																																								property is located."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
LD6ZYQPXJZB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	80.339%	80.339%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx for the amount of xx which was recorded on xx/xx/2008.
Last assignment is with the "xx".
No active liens and judgments have been found.
Annual combined taxes for the year of 2021 are delinquent in the amount of xx which was due on xx/xx/2022 and they are good through till xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 02 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 11.040%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 02 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 11.040%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2020, the borrower's income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx/xx/2021, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
B32YXKFAJYO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	83.901%	83.901%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx. Currently, the assignment is xx. Its successors and assigns. 1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2021. 2nd county taxes of 2022 have been paid in the amount of xx on xx/xx/2022. There is credit card judgment or consumer debt found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2020.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.220%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection, <60 days.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.220%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update:
As per the collection comment dated xx/xx/2023, the RPP was approved for 8 months with the monthly amount of xx. Further details not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
CRQ6MB3FQ4K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.560%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	98.673%	98.673%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There is civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2008.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is covid impact.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2021, the information has been found regarding forbearance plan.
This modification agreement with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.500%. There are no deferred balance and principal forgiven amount.
As per comment dated xx/xx/2022, the information has been found regarding subject property damaged.
As per latest property inspection report dated xx/xx/2022, located at "xx" the subject property is vacant.
As per servicing comment dated xx/xx/2021, the borrower has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2022 and a new maturity date of xx/xx/2062 with modified interest rate 3.500%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Flood Certificate Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Choice of Insurer."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UBCQMEFNC2U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.960%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	70.172%	70.172%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 for the amount xx held by xx. a Corporation.

The chain of assignment is complete. The last assignment is with "xx".

There is one junior judgment active against the borrower in the amount of xx held by "xx" and recorded on xx/xx/2012.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure & bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. The servicer provided FB plan which ran from xx/xx/2021 to xx/xx/2021.
As per the comment dated xx/xx/2021, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2021 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 3.00% that began from the first payment date xx/xx/2021 till the maturity date of xx/xx/2061. No forgiven and deferred has been noted in the modification agreement.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as the loan is failed for:
Brokerage/Finder Fee Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
																																																																																								Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1P5OAJR8S0E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.681%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	94.399%	94.399%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2009	xx	xx	5.150%	xx	xx/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which recorded on xx/xx/2007 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Civil judgment against the borrower recorded on xx/xx/2012 in the amount of xx in favor of xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2017 and the debtor shall pay plan payments to the trustee in the amount of xx for 57 months. The schedule D of voluntary petition shows the claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx. There is no comment indicating a cram-down. Currently the loan is in active bankruptcy.	The loan adjustment of terms agreement was made on xx/xx/2009 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 5.15% beginning from xx/xx/2010 till the maturity date of xx/xx/2048. The interest bearing amount is xx and the deferred balance is xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Release of mortgage (Lvl 4) "According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 & recorded on xx/xx/2007 by the borrower xx.
																																																																																						As per the subject mortgage satisfaction document recorded on xx/xx/2007, the subject mortgage was paid in full. After that the subject mortgage was re-recorded on xx/xx/2007. However, as per the assignment recorded on xx/xx/2016, the subject mortgage was transferred to xx. According to the payment history as of xx/xx/2022, the UPB is in the amount of xx."		* Application Missing (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
B0MZ2081VM6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.080%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	76.301%	76.301%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	9.347%	xx	xx/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Hospital lien against the borrower recorded prior to the subject mortgage on xx/xx/2008 in the amount of xx in favor of xx.
There are 8 civil judgments against the borrower in the total amount of xx in favor of xx recorded on different dates.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
As per the comment dated xx/xx/2021, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated.
The foreclosure complaint was filed on xx/xx/2020 with the case #xx. The foreclosure judgment was entered on xx/xx/2020. However, the foreclosure is on hold due to loss mitigation.

Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 3 steps beginning with 9.347% and ending at 11.077%. The modification first payment was due on xx/xx/2021. The maturity date is xx/xx/2061. The interest bearing amount is xx. The amount of xx has been forgiven by the lender.	Credit Application Prepayment Penalty Rider	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the appraisal report located at "xx", the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage.
Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However credit application is available at "xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
Interest Rate Test: FAIL Loan Data: 11.080% Comparison Data: 10.000% Variance: +1.080%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Prepayment Rider Missing (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y75KK79C1A9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	109.388%	109.388%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022. the subject mortgage was originated on xx/xx/2007 in favor of xx for xx in the amount of xx and it was recorded on xx/xx/2007 with instrument# xx

There are two Credit card judgments open against borrower xx in favor of xx. in the total amount of xx which were recorded on xx/xx/2013 and xx/xx/2015.

The chain of assignment has been completed.

No delinquent taxes have been found for the prior years.	According to payment history as of xx/xx/2022 the borrower is 10 months delinquent with the loan and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 7.280% The UPB amount is xx.	Collections Comments:current legal status is in collection.

According to payment history as of xx/xx/2022 the borrower is 10 months delinquent with the loan and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 7.280% The UPB amount is xx.

As per the comment dated xx/xx/2022, the reason for default is unemployment due to covid-19.

As per the tape data borrower's income is impacted by Covid-19 on xx/xx/2022.

As per servicing comment dated xx/xx/2021. Due to disaster homeowners property is affected. However repair amount is not reflected in collection comment.

There are no comments founds regarding Foreclosure in servicing comments and No bankruptcy documents found.

Update:
As per the collection comment dated xx/xx/2023, the trial plan was approved for 9 months starting from xx/xx/2023. After the successful completion of trial plan, the modification will be effective with the new UPB of xx, interest rate at 6.00%, P&I is xx. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However, credit application is available at "xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
B5VPW0OJSKS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.920%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	54.150%	54.150%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded xx/xx/2009 in the amount of xx with lender xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx.
Annual county tax of the 2021/2022 has been paid in the amount of xxon xx/xx/2022.
No prior year delinquent taxes.
No active liens and judgments have been found.

According to the payment history as of xx/xx/2022, the borrower is delinquent for 12 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2020 which was applied due date on xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.420%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 12 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2020 which was applied due date on xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.420%. The current UPB reflected as per the payment history is in the amount of xx.
No evidence found regarding foreclosure.
As per servicing comment dated xx/xx/2021, natural disaster homeowner's affected.
Comment dated xx/xx/2020, no covid impact.
No comments regarding fb plan.
There is no post-origination bankruptcy record.
As per comment dated xx/xx/2022, the main borrower deceased.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the
																																																																																								property is located."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J0PDSQETP60	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	85.164%	85.164%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2016.
There is a civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2015.
The annual county taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx/xx/2021, the reason for default is unemployment/decreased income.
The borrower's willingness and ability to pay is poor.
As per servicing comment dated xx/xx/2021, the borrower was on forbearance plan which extended several times.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2021 and a new maturity date of xx/xx/2061 with modified interest rate 3.000%. There are no deferred balance and principal forgiven amount.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/2021, the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, borrower has been impacted due to covid-19 pandemic.
According to servicing comments dated xx/xx/2021, shows the subject property is affected due to Natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2021 and a new maturity date of xx/xx/2061 with modified interest rate 3.000%. There are no deferred balance and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx Page# xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an un-discounted rate value was not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina. The following state disclosures are missing in the loan file;
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
																																																																																								5) Priority of Security Instrument Disclosure."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
H63TFIE84N0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.937%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	77.908%	77.908%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There is an active prior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2002 which was recorded on xx/xx/2002. However, this prior mortgage is not showing in schedule-B of the final title policy as an exception, and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
There is an active junior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2007 which was recorded on xx/xx/2007.
No active judgments or liens were found.
The annual county taxes for year 2018 to 2021 were delinquent in the amount of xx till good through date xx/xx/2022.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2020, borrower is on forbearance plan.
The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2007 with xx&I of xx with the rate of interest 7.93680% and a maturity date of xx/xx/2037. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 7.940%. The current UPB is reflected in tape for the amount of xx. As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022.The new modified unpaid principal balance is in the amount of xx with interest rate starting at 1.545% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022 which will get changed in 2 steps till the maturity date of xx/xx/2023. The rate will change in 2 steps which end with 3.875% and P&I is xx. There are no deferred balance and principal forgiven amount. The maturity date as per modification is xx/xx/2023. However, the borrower is making the payments according to the terms of the note. Hence, unable to determine the modification payment has been applied or not.
As per the comment dated xx/xx/2020, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
As per servicing comment dated xx/xx/2021, the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.

Update:-
As per the comment dated xx/xx/2024, the county taxes for the years 2020,2021, 2022 and 2023 are delinquent in the amount of xx and same comment shows foreclosure action will be started sometime in 2024.
As per the comment dated xx/xx/2024, the tax sale scheduled on xx/xx/2024.
As per the comment dated xx/xx/2023, the subject property is occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2007 with xx&I of xx with the rate of interest 7.93680% and a maturity date of xx/xx/2037. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 7.940%. The current UPB is reflected in tape for the amount of xx. As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022.The new modified unpaid principal balance is in the amount of xx with interest rate starting at 1.545% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022 which will get changed in 2 steps till the maturity date of xx/xx/2023. The rate will change in 2 steps which end with 3.875% and P&I is xx. There are no deferred balance and principal forgiven amount. The maturity date as per modification is xx/xx/2023. However, the borrower is making the payments according to the terms of the note. Hence, unable to determine the modification payment has been applied or not.	Credit Application HUD-1 Closing Statement Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx-Page#xx"xx"
* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx-Page#xx"xx"	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Oregon. The following state disclosures are missing in the loan file;
1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
																																																																																								7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NTKIAH3TNN1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.606%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	61.840%	61.840%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx for the amount of xx which was recorded on xx/xx/2008.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Annual county taxes for the year of 2020 have been paid in the amount of xx.
Annual county taxes for the year of 2021 are delinquent in the amount of xx which was due on xx/xx/2021 and they are good through till xx/xx/2022.

As per the payment history as of xx/xx/2022, the borrower is delinquent from 02 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 7.610%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx/xx/2022, the borrower is delinquent from 02 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 7.610%. The new UPB is reflected in the amount of xx.
The loan was not modified since origination.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income. The same comment date shows the only one borrower is working.
No foreclosure activity has been found.
No bankruptcy details have been found,
As per the comment dated xx/xx/2022, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the subprime mortgage loan DTI provided test. ( Title 9-A §8-206-D(xx)(xx), as enacted by PL 2007, Ch 273 , and amended by PL 2008, Ch 471 )
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any
																																																																																								subprime mortgage loan."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
M37T9ZLDPAM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.880%	228	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	90.251%	90.251%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	11.880%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There is a civil judgment active in the favor of xx in the amount of xx recorded on xx/xx/2013.
Combined annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy

Update:
There is no additional changes in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2020 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 11.880 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2020. The maturity date reflects per modification is xx/xx/2031.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9VQ8UNDTGK7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	55.752%	55.752%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx loan servicing, LLC recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.350%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.350%. As per the comment dated xx/xx/2020, a modification was completed. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the borrower's income was impacted by covid-19 and the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2022 or last fb plan was provided on xx/xx/2022. As per the comment dated xx/xx/2021, the subject property is affected by natural disaster. As per the comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 9.850% and a maturity date of xx/xx/2027. The P&I as per payment history is the xx and rate of interest is 9.350%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per the comment dated xx/xx/2020, the loan modification was completed. Modification agreement is missing from the loan files.

Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FXV94UYTT3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.500%	181	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	89.193%	89.193%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2004 with the lender xx which was recorded on xx/xx/2004.
The chain of assignment has been completed as xx with xx.
There is a credit card judgment in the favor of xx. in the amount of xx which was recorded on xx/xx/2019.
Taxes of 2022 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
As per the comment dated xx/xx/2022, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Update:-
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2022, the borrower was approved for 12-month RPP starting from xx/xx/2021, with a monthly amount of xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 12.50% and a maturity date of xx/xx/2020. The P&I as per payment history is the xx and rate of interest is 11.00%; however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Tape date shows that the loan has been modified in the year 2021. However, such modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3FDSY6FJ9QM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.970%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	84.039%	84.039%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	14.724%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 which recorded on xx/xx/2005 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Civil judgment against the borrower recorded on xx/xx/2011 in the amount of xx in favor of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2019. The schedule D of voluntary petition shows the claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx. The bankruptcy case was discharged on xx/xx/2019 and terminated on xx/xx/2019.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL xx xx +xx
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
																																																																																								The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3J9S9S7INTI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	88.955%	88.955%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	7.689%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Civil judgment against the borrower recorded on xx/xx/2016 in the amount of xx in favor of xx
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
Unable to determine the current occupancy and condition of the subject property.

Update:
As per the collection comment dated xx/xx/2023, the borrower informed that it'xx't pay for repairs after a hurricane. Further details not provided regarding disaster, damage/repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification adjustment agreement was made on xx/xx/2018 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 3 steps beginning with 7.689% and ending at 9.559%. The modification first payment was due on xx/xx/2018. The maturity date is xx/xx/2058. The interest bearing amount is xx. The amount of xx has been forgiven by the lender.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5M609D6XVB2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.250%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	88.521%	88.521%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2013 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

1st half combined taxes of 2021 & annual combined taxes from the year 2018-2020 for total 4 parcel# xx the combined amount of xx which were good through until xx/xx/2022. However, the delinquent tax amount exceeds 4% of the original loan amount.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 8.500 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 8.500 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure & bankruptcy evidence has been found.
As per collection comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. No details have been found regarding FB plan.
As per collection comment dated xx/xx/2022, the subject property was affected by natural disaster. No further comments have been found regarding damage/repairs. Property inspection report dated xx/xx/2022 located at "xx" shows the property was occupied by owner & in fair condition with no visible damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as the loan is failed for:
Interest Rate Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
Borrower charged interest rate 12.25%  allowed 10.25% Overcharged 2.00%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ENIXDND1WE8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	80.565%	80.565%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

According to updated title report on xx/xx/2022, there are two state tax liens open against the subject property in the amount of xx in the favor of xx which were recorded on different dates xx/xx/2015 & xx/xx/2015 respectively.

Taxes of 2021-2022 have been paid in the amount of xx on xx/xx/2022.

Taxes of 2021-2022 have been due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.970%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.970%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the reason for default is borrower's income impacted by covid-19.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and extended several times from xx/xx/2021, xx/xx/2021, xx/xx/2021 & xx/xx/2022.

Update:
As per the collection comment dated xx/xx/2022, the borrower stated that he has COVID-19 for 2nd time.
As per the collection comment dated xx/xx/2023, the borrower was approved for the 10 months RPP with a monthly payment of xx which started from xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
																																																																																								3. Insurance Freedom of Choice Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I4RXT602QB6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	19.547%	19.547%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2022 have been paid in the total amount of xx.

3rd and 4th county taxes of 2022 have been due in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.880%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.880%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property has structural damage. As per comment dated xx/xx/2021, received claim check in the amount of xx. No comments have been found regarding the completion of repairs.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.

As per comment dated xx/xx/2022, the subject property is occupied by unknown party.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However, credit application is available in the loan file located at "xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
M2TI1OZW7MW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	96.753%	96.753%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.146%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx. The amount of xx which was recorded on xx/xx/2006 with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx. A Delaware Limited Liability Company, Its Successors and Assigns.

There is one civil judgment against the borrower which was recorded on xx/xx/2017 in the amount of xx in the favor of xx.

Annual county taxes for the year 2021 has been paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 5 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with an interest rate as per payment history is 8.146%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 5 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with an interest rate as per payment history is 8.146%. The current UPB reflected is in the amount of xx.

The collection comment dated xx/xx/2020 states the borrower's income is impacted by covid-19.

As per the collection comment dated xx/xx/2020 the forbearance plan was given to the borrower dated xx/xx/2020 to xx/xx/2022. The forbearance plans ran and were extended from xx/xx/2021 to xx/xx/2022. Further details not provided.

The collection comment dated xx/xx/2022 the subject property is owner occupied and the collection comment dated xx/xx/2016 the subject property damage by the water leaks in home. The collection comment dated xx/xx/2017 repairs on heater found against the subject property. Repairing cost is not available in the provided collection comments. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between 'xx' and lender 'xx' on xx/xx/2020. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with step interest rate of 8.146% to 10.080% beginning from xx/xx/2020 till the maturity date of xx/xx/2060. There is no deferred balance amount and forgiven amount.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per Appraisal Report located at "xx Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2JO0S8NCELK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.487%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	103.896%	103.896%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	5.844%	xx	xx/xx/2020	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 13 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 5.840 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 13 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 5.840 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No bankruptcy evidence has been found.
The foreclosure was initiated in the subject loan. However, the current FC status is unable to determine. However, as per comment dated xx/xx/2020, the foreclosure was placed on hold due to loss mitigation.
As per collection comment dated xx/xx/2020, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.
According to the collection comment dated xx/xx/2020, the property was affected by natural disaster. However, no further comments have been found regarding damage/repairs. Also, collection comment does not state nature & cost of damage.

Foreclosure Comments:The foreclosure was initiated in the subject loan. However, the current FC status is unable to determine. However, as per comment dated xx/xx/2020, the foreclosure was placed on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date xx/xx/2020 and a new principal balance is xx to a step modification and the rate was starting from 5.844 % and borrower has promised to pay P&I in the amount of xx that began from xx/xx/2020 with a new maturity date of xx/xx/2060. The rate changes in 3 steps ending at 7.474%. No forgiven & deferred has been noted.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ODMB1LDHRBA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	89.494%	89.494%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx Delaware Limited Liability Company its successors and assigns.

There is one UCC Financing statement judgment against the borrower in favor of xx  which is recorded on xx/xx/2018. However, the amount of liens is not mentioned in supportive documents.

No prior year delinquent taxes have been found.

1st combined taxes of 2021 have been paid in the amount of xx  on xx/xx/2021.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. No comment pertaining to the damage on the subject property has been observed.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
3OLHV6CGM0U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.997%	240	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Refinance	80.721%	80.721%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 which is held by xx and this was recorded on xx/xx/2002.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
There are state tax liens found against the xx in the total amount of $xx in the favor of "xx" which were recorded on different dates.
There are three active judgments against the borrower xx in the total amount of $ xx in favor of "xx" which were recorded on different dates.
The 1st installment county taxes for the year of 2021 have been paid in the amount of xx.
The 2nd installment county taxes for the year of 2021 have been due in the amount of xx.
According to payment history as of xx/xx/2022 the borrower is 3 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 6.000%. The UPB amount is xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022 the borrower is 3 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 6.000%. The UPB amount is xx.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied.
As per comment dated xx/xx/2022, the subject property was affected due to natural disaster.
As per comment dated xx/xx/2022, the reason for default is curtailment of income.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NVNF31LRDDJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.876%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	86.712%	86.712%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	No	Yes	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2011 and recorded xx/xx/2011 in the amount of xx with lender xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx.
Annual combined tax of the 2021 has been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
No active liens and judgments have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 0 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 which was applied due date on xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in performing.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 0 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 which was applied due date on xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.
As per servicing comment xx/xx/2021 the borrower's income is impacted by covid-19.
As per servicing comment dated xx/xx/2020, Natural disaster and homeowner's propery affected.
As per comments fb plan is active.No further details provided.
No evidence found regarding foreclosure.
There is no post-origination bankruptcy record.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx. The new modified unpaid principal balance is xx in which the deferred amount is xx and an interest bearing amount is xx. The borrower promises to pay the P&I in the amount xx with an interest rate of 2.875% beginning from xx/xx/2021 till the maturity date of xx/xx/2061.	Credit Application Good Faith Estimate	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
This loan failed the TILA finance charge test-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan prepayment term test.
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Critical	Fail	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
W1TRZOZO9O2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	xx/xx/2008	xx/xx/2009	Conventional	Fixed	Cash Out	47.764%	47.764%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	11.976%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2009 in the amount of xx with "xx".
The chain of assignments has been missing.
No active judgments or liens have been found pending.
The annual county taxes for 2021 have been paid in full in the amount of xx  on xx/xx/2021.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 4 month and the next due date is xx/xx/2021.The last payment received date is xx/xx/2021 and amount is xx which was applied for due date xx/xx/2021. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.976%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 4 month and the next due date is xx/xx/2021.The last payment received date is xx/xx/2021 and amount is xx which was applied for due date xx/xx/2021. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.976%. The current UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx/xx/2021, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
No foreclosure activity has been found.
 As collection comment dated xx/xx/2022 borrower impacted by COVID and his income has been reduced.
As per seller tape data COVID FB plan end date xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx for 480 months with a modified interest rate of 11.976% beginning from xx/xx/2020 and maturity date is xx/xx/2060.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "xx"."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
D0NY8DNMF8N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	77.387%	77.387%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	8.530%	xx	xx/xx/2018	Financial Hardship	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2007 with the lender "xx"xx servicing LLC" recorded on xx/xx/2017.
There is a prior mortgage active in the favor of xx in the amount of xx recorded on xx/xx/1996.
There are 2 water sewer liens active in the favor of xx in the total amount of xx recorded on xx/xx/2019 and xx/xx/2014.
There is a real estate lien active in the favor of xx in the amount of xx recorded on xx/xx/2017.
There is a civil judgment active in the favor of xx in the amount of xx recorded on xx/xx/2021.
County annual taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been impacted due to covid-19. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2018 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 8.530 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2018. The maturity date reflects per modification is xx/xx/2058.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed.
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx. Loan data: xx, Comparison Data: xx, Variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
Loan data: xx, Comparison Data: xx, Variance: -xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5ZVORJTY6TV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.630%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	96.361%	96.361%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx with "xx".
The chain of assignments has been completed as currently the assignment is with "xx" which was recorded on xx/xx/2017.
Borrower have active contact-debt collection (credit card judgment ( or consumer debt with favor of xx with was recorded on xx/xx/2022 amount is xx.
Property tax due xx	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2022.The last payment received date is xx/xx/2022 and amount is xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.249%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment dated xx/xx/2021, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
No foreclosure activity has been found.
Borrower impacted by COVID19.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2022.The last payment received date is xx/xx/2022 and amount is xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.249%. The current UPB reflected as per the payment history is in the amount of xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
YZPHLLPKBJW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.903%	300	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	67.786%	67.786%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.000%	xx	xx/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 which recorded on xx/xx/2006 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.

There is a junior mortgage against subject property in the amount of xx in the favor of xx  which was recorded on xx/xx/2007.

No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The due date was adjusted from xx/xx/2020 to xx/xx/2021 hence the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The due date was adjusted from xx/xx/2020 to xx/xx/2021 hence the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
As per the comment dated xx/xx/2022, the subject property is owner-occupied.

Update:
As per comment dated xx/xx/2023, RFD is curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of 3.00% beginning from xx/xx/2021 till the maturity date of xx/xx/2062. The interest bearing amount is xx and the deferred balance is xx.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data: xx, Comparison data: xx and Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
TKZKEFBLEVV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.880%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	70.708%	70.708%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2011	xx	Primary	Yes	No	No	32.412%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	9.882%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2011 and it was recorded on xx/xx/2011 in the amount of xx in favor of xx. The chain of assignment has been completed as the subject mortgage is with the lender, xx. There is no active judgments or liens found. The annual county taxes for 2021 have been paid in full in the amount of xx on xx/xx/2021. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.880%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections<60 days. According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.880%. The current UPB reflected as per the payment history is in the amount of xx. As per comment dated xx/xx/2020 reason for default is Unemployment. No foreclosure activity has been found. No post close bankruptcy record has been found. No comment pertaining to the damage on the subject property has been observed. No further information was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 9.882% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.	Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx#694"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(xx)(xx) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Higher Price Mortgage Loan (Lvl 2)     "HOEPA Higher-Priced Mortgage Loan Test is fail. Loan data is 10.000% and comparison data is 6.280%. Hence, the variance is +3.720%.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
B04E01PE73N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.870%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	91.902%	91.902%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and it was recorded on xx/xx/2003 in the amount of xx in favor of xx.

The chain of assignment has been completed as the subject mortgage is with the lender, xx.

There is junior mortgage which originated on xx/xx/2003 and recorded on xx/xx/2003 in favor of xx in the amount xx.

There is judgment which recorded on xx/xx/2016 in the amount xx. in favor of xx.

The annual county taxes for 2021 have been paid in full in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months and the next due date for payment is xx/xx/2021.The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.1696%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months and the next due date for payment is xx/xx/2021.The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.1696%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022 reason for default is Unemployment.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

As per comment dated xx/xx/2021 homeowner's  property affected by natural disaster.

No further information was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Missing flood cert (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5864P6R5EVL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.330%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	102.221%	102.221%	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2017.

No active judgments or liens have been found.

County taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.830%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.830%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is occupied by unknown occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the reason for default is death of borrower.

No comments are found regarding borrower is impacted by covid-19.

As per comment dated xx/xx/2017, there was damage of water line broken in basement. However damage amount is not available and there was no repair information found.

As per collection comment dated on xx/xx/2021, the borrower xx has deceased.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GK2T1DLFPHJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.749%	240	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 2.880 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 2.880 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the RFD is curtailment of income. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021. Recent comment dated xx/xx/2022 shows the loan is approved for Covid-19 modification.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2022 & the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 2.875 % that began from the first payment date xx/xx/2022 till the maturity date of xx/xx/2061. No forgiven & deferred has been noted.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3EUORFW07G1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.800%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	36.862%	36.862%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.875%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 for the amount xx held by xx. a Corporation.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history tape data as of xx/xx/2022 shows that the borrower is 2 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received date is unable to determine. The current P&I is xx & interest rate is 9.800%. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history tape data as of xx/xx/2022 shows that the borrower is 2 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received date is unable to determine. The current P&I is xx & interest rate is 9.800%. The current UPB as of the date is xx.
No foreclosure & bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2021.
As per comment dated xx/xx/2022, the borrower completed deferred plan for 12 payments & payment will be resume in xx/xx/2022.
As per collection comment dated xx/xx/2021, the subject property was affected by natural disaster. However, collection comment does not state nature & cost of damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2022 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 3.875% that began from the first payment date xx/xx/2022 till the maturity date of xx/xx/2062. The deferred amount is xx & the interest bearing amount is xx. The deferred amount shall be due & payable as a balloon payment at maturity. No forgiven has been noted in the modification agreement. However, the mod is not implemented yet by the borrower.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge disclosed on the final TIL is xx. Calculated finance charge xx for an under the disclosed amount of xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TYPOOK0B8N8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.170%	300	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	93.315%	93.315%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There is state tax lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2017.
The 2021 combined annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 11.170%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 11.170%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is distant employment transfer.
Borrower's willingness and ability to pay is average.
As per comment dated xx/xx/2021, borrower is on forbearance plan
The loan has not been modified since origination.  As per the comment dated xx/xx/2020, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
As per servicing comment dated xx/xx/2021, the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.
As per collection comment dated xx/xx/2021, the natural disaster was declared.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Kentucky. The following state disclosures are missing in the loan file;
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
3. Notice of Free Choice of Agent or Insurer"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91Y54ZY2H0U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	94.718%	94.718%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There are two active prior mortgages against the subject property which was recorded prior to the subject mortgage. The first senior mortgage was recorded on xx/xx/1978 in the amount of xx with the lender "xx" with instrument | xxxx and the second mortgage was recorded on xx/xx/1987 in the amount of xx with the lender of "xx"with instrument | xxxx.However, these prior mortgages are not showing in schedule-B of the final title policy as an exception and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of the release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 8.660%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 8.660%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
Borrower's willingness and ability to pay is good.
As per tape date, borrower was on covid-19 forbearance plan from xx/xx/2022 to xx/xx/2022. No further information has been found.
The loan has not been modified since origination.
As per collection comment dated xx/xx/2022, the subject property was impacted by the natural disaster
The subject property has been occupied by owner
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
																																																																																								3. Insurance Sales Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SJA7VRAU6N0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	102.281%	102.281%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.642%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx, with xx, recorded with the Book/Page# xx The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the RFD is curtailment of income. As per comment dated xx/xx/2020, the servicer provided FB plan to the borrower started from xx/xx/2020 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx on xx/xx/2020. As per the modified, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.642% beginning from xx/xx/2020. The maturity date as per loan modification agreement is xx/xx/2060.
Modification contains 5 steps .Currently borrower making payment as per first step.
Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "This loan failed the DTI provided test. (NC HB 1817 Section 4(xx) (xx)) FAIL
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(xx)(xx) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
																																																																																								notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WERJTUBP840	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.790%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	93.679%	93.679%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 in favor of xx for 'xx' in the amount of xx and it was recorded on xx/xx/2008 with instrument# xx
The chain of assignment has been completed.
Active no liens and judgment are found against the subject borrower property.
Annual county taxes for the year of 2022 have been paid off in the amount of xx.
No delinquent taxes have been found for the prior years.
As per review of latest payment history as of xx/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2022 in the amount of xx with interest rate of 2.875% and P&I xx for the due date of xx/xx/2022. The next due date is xx/xx/2022. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Current legal status is in collection.
As per review of latest payment history as of xx/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2022 in the amount of xx with interest rate of 2.875% and P&I xx for the due date of xx/xx/2022. The next due date is xx/xx/2022. The latest payment history reflects the UPB in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income.
As per the tape data borrower's income is impacted by Covid-19 on xx/xx/2020.
As per servicing comment xx/xx/2022, homeowner's property affected due to natural disaster.
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. Deferred amount is xx and Capitalized amount is xx. The loan has been modified once since origination.
Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5XOFZHO19E9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.100%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	58.202%	58.202%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006.
The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx A Delaware Limited Liability Company.
There are code enforcement liens which were recorded in the favor of xx in the amount of xx and xx respectively which were recorded on xx/xx/2001 and xx/xx/2021 respectively.
There is a prior mortgage which was recorded in the favor of xx in the amount of xx which was recorded on xx/xx/1994.
Updated title report dated on xx/xx/2022 is reflecting civil judgment against the borrower xx in the favor of xx in the amount of xx which was recorded on xx/xx/2003.
Taxes are delinquent for the year 2021 in the amount of xx. Taxes are good through xx/xx/2022.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.100%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of collection comments, the loan is currently in collections.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.100%. The current UPB reflected as per the payment history is in the amount of xx.
Borrower's income is impacted by covid-19.
No evidence has been found regarding property damages.
No evidence has been found regarding foreclosure.
No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a Balloon provision.		xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"		* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53HH3PYPLM3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.029%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	93.504%	93.504%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There is one judgment found against the borrower which was recorded on xx/xx/2020 in the favor of xx in the amount of xx.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx, and current PITI is in the amount of xx with an interest rate of 11.020% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx, and current PITI is in the amount of xx with an interest rate of 11.020% The current UPB reflected as per the payment history is in the amount of xx.

This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 12.02880% and a maturity date of the loan is xx/xx/2041. As per latest payment history as of xx/xx/2022, P & I is xx and rate of interest is 11.020%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

The subject property is owner occupied. As per the collection comment dated xx/xx/2020 the property is damage due to hurricane and borrower received the claim in the amount of xx.

Update:
As per the collection comments as of xx/xx/2024, the loan is in collection. Collection comment dated  xx/xx/2022 shows that BWR had filed the BK under Chapter 7 on xx/xx/2020 which was discharged on xx/xx/2020. BWR's intent is to retain the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 12.02880% and a maturity date of the loan is xx/xx/2041. As per latest payment history as of xx/xx/2022, P & I is xx and rate of interest is 11.020%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"elevated" since this loan failed the HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

HOEPA Higher-Priced Mortgage Loan Test: FAIL    Charged: 12.442%   Allowed: 6.360%   Over by:+6.082%"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
L5BLFW5TFKG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.050%	240	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	98.672%	98.672%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.550%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx"which was recorded on xx/xx/2017.

No active judgments or liens were found.

The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 10.550%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:The current status of the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 10.550%. The current UPB is reflected in tape for the amount of xx.

As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.

As per servicing comment dated xx/xx/2021, the property occupancy stated as owner occupied.

As per collection comments dated xx/xx/2021, the subject property was impacted by the natural disaster.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2020 to xx/xx/2022. Further details not provided
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2011 with xx of xx with the rate of interest 11.050% and a maturity date of xx/xx/2021. The current P & I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 10.550%. However, there is a change in P & I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80% Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 11.590%      Allowed: 5.140%     Over by: +6.450%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2NNBK7FY1T8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.380%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	74.733%	74.733%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	No	No	52.562%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2010 and was recorded on xx/xx/2010 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 2021 county 1st taxes have been paid in the amount of xx on xx/xx/2022.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.380%. The current UPB is reflected on tape in the amount of xx. The last payment was received as per rate reduction rider located at "xx".	Collections Comments:xx which was applied to the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.380%. The current UPB is reflected on tape in the amount of xx. The last payment was received as per the rate reduction rider located at "xx".
As per the PACER report the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is job loss.
The borrower's willingness and ability to pay is excellent.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2022, the reason for default is job loss due to covid-19.
As per servicing comment dated xx/xx/2022, homeowner property affected due to natural disaster.

Update: -
There was no additional changes in the latest comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Missing or error on the Rate Lock Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is -xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* DTI > 60% (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "HOEPA Higher-Priced Mortgage Loan Test is fail. Loan data is 11.770% and comparison data is 5.910%. Hence, the variance is +5.860%.

While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
																																																																																								3. Non-Deposit Insurance Disclosure."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9RA62AA78V0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.896%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	90.606%	90.606%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There is an active junior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2005 which was recorded on xx/xx/2005 with the instrument | xx# xx.
No active liens and judgments have been found against the borrower and subject property.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2021 school annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2019. The monthly P&I is in the amount of xx with an interest rate of 8.900%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2019. The monthly P&I is in the amount of xx with an interest rate of 8.900%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan and was referred to attorney on xx/xx/2019. The notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2020 in the favor of "xx" with case# xx which was recorded on xx/xx/2020. The 2nd notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" which was recorded on xx/xx/2022. The 3rd notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" which was recorded on xx/xx/2022. The 4th notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" which was recorded on xx/xx/2022. As per servicing comments dated xx/xx/2022, the foreclosure hearing was scheduled on xx/xx/2022.
As per the servicing comment dated xx/xx/2020, the reason for default is covid-19 pandemic impact.
Borrower's willingness and ability to pay is poor.
The forbearance plan has been approved which is active till xx/xx/2022. No further details have been found.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2022, the litigation matter has been found. However, unable to determine the reason for litigation and no comment found which state litigation has been resolved.
No comment regarding damage and repairs located to the subject property
As per servicing comment dated xx/xx/2021, the property occupancy stated as unknown occupied.
As per servicing comment dated xx/xx/2020, the borrower income has been impacted due to Covid-19 pandemic.
Foreclosure Comments:As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan and was referred to attorney on xx/xx/2019. The notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2020 in the favor of "xx" with case# xx which was recorded on xx/xx/2020. The 2nd notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" with case# xx which was recorded on xx/xx/2022. The 3rd notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" with case# xx which was recorded on xx/xx/2022. The 4th notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" with case# xx which was recorded on xx/xx/2022. As per servicing comments dated xx/xx/2022, the foreclosure hearing was scheduled on xx/xx/2022. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2. NY Interest Rate Disclosure.
3. NY Hazard Insurance Disclosure.
4. Tax Escrow Account Designation.
5. Mortgage Bankers and Exempt Organizations Preapplication.
6. Part 80 Disclosure.
7. Co-Signer Notice Requirements.
8. Default Warning Notice.
9. Smoke Alarm Affidavit.
10. New York Real Property Escrow Account Disclosure.
11. Commitment Disclosure.
12. Lock-in Disclosure.
13. Expiration of Lock-in or Commitment Period."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74ZU3WND3OA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.225%	181	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	91.983%	91.983%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/2022 shows that the mortgage was originated on xx/xx/2010 with xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2010 with the instrument # xx
 The chain of the assignment has been completed. The current assignment is with xx.
The first installments of county taxes for the year of 2022 have been paid in the amount of xx. The second installments of county taxes for the year of 2022 are due in the amount of xx for the due date of xx/xx/2022.
The review of the payment history shows that the borrower is currently delinquent for more than 3 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 10.23%.	Collections Comments:The loan is in collection.
The comment history dated xx/xx/2021 shows that the borrower's reason for default is curtailment of income.
The property is owner occupied. No damage or repair to the property has been found. The borrower is currently delinquent for more than 3 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 10.23%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan prepayment term test, the HOEPA higher-priced mortgage loan document type test. Loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "The date creditor received the application (xx) is on or after xx/xx/2009, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (xx) that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (xx) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.
Or, the application date of the loan is before xx/xx/2009, and
The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601
et seq.); and
The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier."
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""xx""
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Critical	Fail	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7P7Y6JET6Z2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	75.785%	75.785%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	39.734%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021 the reason for default is excessive obligation. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance:-xx

																																																																																								TILA Foreclosure Rescission Finance Charge Test:Result: FAIL Loan Data: xx Comparison Data: xx Variance: -xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QUBXK00CZXX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.710%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	65.026%	65.026%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	10.813%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017. No active judgments or liens were found. The annual county taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.810%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.810%. The current UPB is reflected in tape for the amount of xx. As per PACER report borrower has not filed bankruptcy since loan origination. No evidences have been found regarding the current/prior foreclosure proceedings. As per servicing comment dated xx/xx/2021, the reason for default is unemployment/decreased income. The borrower's willingness and ability to pay is good. No information has been found regarding the forbearance plan. The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2018 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower promised to make a monthly payment of xx with an interest rate of 10.813% beginning from xx/xx/2018, which will get changed in 2 steps till the maturity date of xx/xx/2054. The rate will change in 3 steps which end with 11.710%. There are no deferred balance and principal forgiven amount. Recent servicing comments do not reflect any damage pertaining to the subject property. As per servicing comment dated xx/xx/2020, the subject property is owner occupied. As per servicing comment dated xx/xx/2021, borrower has been impacted due to covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2018 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower promised to make a monthly payment of xx with an interest rate of 10.813% beginning from xx/xx/2018, which will get changed in 2 steps till the maturity date of xx/xx/2054. The rate will change in 3 steps which end with 11.710%. There are no deferred balance and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx#2711"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing Required State Disclosures (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9GS1DTKO5YJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.800%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	78.534%	78.534%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 with the lender xx for the amount of xx which was recorded on xx/xx/2004.
Last assignment is with the "xx".
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2022, the borrower is delinquent from 03 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.300%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx/xx/2022, the borrower is delinquent from 03 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.300%. The new UPB is reflected in the amount of xx for default is unable to be determined.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined in the latest 24 months collection comments. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"" * The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XL2V8ND4ET7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	85.860%	85.860%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	9.840%	xx	xx/xx/2014	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was recorded on xx/xx/2008 in the favor xx in the amount of xx.

The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2017 which was recorded on xx/xx/2017.

Annual property taxes for the year 2021 were paid on xx/xx/2021 in the amount of xx without any prior delinquency.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 5 month and the next due date of payment is xx/xx/2021. The last payment date is xx/xx/2021. The current P&I is xx with an interest rate of 9.840%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 5 month and the next due date of payment is xx/xx/2021. The last payment date is xx/xx/2021. The current P&I is xx with an interest rate of 9.840%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.

As per comment dated xx/xx/2020, the reason for default is unemployment.

As per review of servicing comment, the subject property owner occupied and is in good condition. No damage and repairs have been found latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement dated xx/xx/2014 between borrower and lender stated UPB in the amount of xx out of which xx is interest bearing amount.
 As per the changed terms the borrower have to pay xx for 360 months with an interest of
																																																																																		9.84 starting xx/xx/2014 with a maturity date xx/xx/2044.	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YJA6FNLF1KP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.630%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	18.148%	18.148%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	34.232%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.880%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The loan is currently assigned with xx, which was recorded on xx/xx/2017.
The 2022 county annual taxes has been paid in the amount of xx on xx/xx/2022.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.880%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.880%. The current UPB is reflected in tape for the amount of xx.
As per the collection comment dated xx/xx/2020, the borrower income is impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed BK on date xx/xx/2019 (xx) for Chapter 13. As per the amended chapter 13 plan filed on date xx/xx/2019.

As per the modification agreement dated xx/xx/2020 between Borrower and Lender Stated UPB in the amount xx.
As per the changed term the borrower have to pay xx for 480 months with an interest rate of 6.880%.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"xx".""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test. Due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. Due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
																																																																																								This loan failed the TILA foreclosure rescission finance charge test. Due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3PKERFC6B64	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.650%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	42.389%	42.389%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.485%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

1st combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

2nd combined taxes of 2022 have been due in the amount of xx on xx/xx/2022.

There are judgments against borrower in the favor of xx in the amount of xx which are recorded different dates.	According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 7.470%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 7.470%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating exceeds expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.485% beginning from xx/xx/2020 with a maturity date of xx/xx/2059. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7STUK13WUEY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	94.278%	94.278%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017.
No active judgments or liens were found.
According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 6 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 10.610%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 6 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 10.610%. The current UPB is reflected in tape for the amount of xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is reduction in income.

No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.Choice of Insurer"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TRGN57EO4GV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.410%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	93.057%	163.138%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	99.113%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004, in the amount of xx with xx(xx).

The chain of assignment has been completed. Currently, the assignment is with xx.

There is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2004. The prior mortgage was recorded on xx/xx/1993 in the amount of xx with xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx with an interest rate of 8.910%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx with an interest rate of 8.910%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Federal TILA
TILA Foreclosure Rescission Finance Charge Test: Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Foreclosure Rescission Finance Charge Test: Fail
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* DTI > 60% (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
P2GQE2KI2Y0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Cash Out	67.740%	67.740%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.750%	xx	xx/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 which recorded on xx/xx/2001 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Junior mortgage was originated on xx/xx/2019 which recorded on xx/xx/2019 in the amount of xx with xx.
There are four civil judgments against the borrower in the total amount of xx in favor of xx recorded on different dates.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and deferred balance is xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and deferred balance is xx.
As per the comment dated xx/xx/2020, the borrower's income has been affected by Covid-19.
Unable to determine the occupancy and condition of the subject property.

Update:
As per the collection comments as of xx/xx/2024, the loan is in foreclosure. Collection comment dated xx/xx/2023 shows the FC was placed on hold as borrower was approved for HAF assistance. Subject property is owner occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan adjustment of terms agreement was made on xx/xx/2021 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 2.75% beginning from xx/xx/2021 till the maturity date of xx/xx/2061. The interest bearing amount is xx and the deferred balance is xx.	Credit Application Origination Appraisal Prepayment Penalty Rider	xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"xx"xx"		* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PQUTAFSKLDB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.320%	240	xx/xx/2002	xx/xx/2002	Conventional	ARM	Cash Out	88.427%	88.427%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of xx with xx, with Instrument#xx|Book/Page# xx .
The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for a month. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for a month. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx/xx/2022, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AQOGZK1NS3S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.310%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	85.376%	85.376%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	9.199%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There is an active prior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2008 which was recorded on xx/xx/2008.
1. There are Muni/City/Code Lien found against the subject property in the total amount of xx filed by xx. There is UCC financing statement (xx) found against the subject property in the favor of "xx" which was recorded on xx/xx/2020. Document does reflect the judgment amount.
3. There is Civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2017.
4. There is Hospital, Medical or Attorney Lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2013.
The utilities charges for year of 2019-2022 have been delinquent in the total in the amount of xx which are payable through xx/xx/2022.
The county taxes for the year of 2021 are paid off in the amount of xx.
The utilities charges for the year of 2018 have been paid off in the amount of xx.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.199%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.199%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/2017, the foreclosure was initiated in year 2017 with the loan and was referred to attorney on xx/xx/2017. As per servicing comments dated xx/xx/2018, the foreclosure sale was scheduled on xx/xx/2018. Loan was modified on xx/xx/2018. No further details have been found.
As per the servicing comment dated xx/xx/2020, the reason for default is other.
Borrower's willingness and ability to pay is good.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:As per servicing comment dated xx/xx/2017, the foreclosure was initiated in year 2017 with the loan and was referred to attorney on xx/xx/2017. As per servicing comments dated xx/xx/2018, the foreclosure sale was scheduled on xx/xx/2018. Loan was modified on xx/xx/2018. No further details have been found.
Bankruptcy Comments:Not Applicable
This Loan modification adjustment agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2018 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2018 and a new maturity date of xx/xx/2058 with modified interest rate 9.199%. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.
Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to following points:
(xx) TILA Finance Charge Test: fail
(xx) TILA Foreclosure Rescission Finance Charge Test: fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed for the following points:
(xx) TILA Finance Charge Test: fail
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

(xx) TILA Foreclosure Rescission Finance Charge Test: fail
The loan data is xx and comparison data is xx; hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
V83U49BRG31	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.740%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.928%	100.928%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	7.359%	xx	xx/xx/2018	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007, in the amount of xx with xx with Instrument # xx
There is a civil judgment against the borrower xx. In the amount of xx in favor of xx. which is recorded on xx/xx/2013.	According to the payment history as of xx/xx/2022, the borrower is 03 months delinquent with the loan. The last payment was received on xx/xx/2021 for the due date of xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The current status of the loan is in collection. As per payment history the borrower is 3 months delinquent with the loan. According to collection comment dated xx/xx/2022, the reason for default of borrower is covid. According to collection comment dated xx/xx/2021, the reason for default of borrower is temporary hardship. According to collection comment dated xx/xx/2021, the property is occupied by borrower. No evidence has been found regarding damage or repairs in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 7.359 % and the modified P&I was xx beginning on xx/xx/2018 to maturity date xx/xx/2058. There is no deferred balance and there is no principal forgiven amount.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7UQSFAXDOW6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	91.237%	91.237%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per updated title report dated xx/xx/2022. the subject mortgage was originated on xx/xx/2005 in favor of xx for xx in the amount of xx and it was recorded on xx/xx/2005 with instrument# xx.

The chain of assignment has been completed.

There is one credit card judgment liens open against the subject property in favor of  xx in the total amount of xx which were recorded on xx/xx/2014.

No delinquent taxes have been found for the prior years.
As per the review of payment history as of xx/xx/2022 the borrower is currently delinquent for 04 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and rate of interest is 4.056% and PITI is xx. The current UPB reflected is in the amount of xx.	Collections Comments:current legal status is in collection.

As per the review of payment history as of xx/xx/2022 the borrower is currently delinquent for 04 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and rate of interest is 4.056% and PITI is xx. The current UPB reflected is in the amount of xx.

As per the comment dated xx/xx/2021, the reason for default is Unemployment.

As per the tape data borrower's income is impacted by Covid-19 on xx/xx/2022.

As per the comment dated xx/xx/2022. Emergency Forbearance First Extension. However forbearance active plan is not available in comment.

Subject property occupancy is unable to be determined. No damages or repairs have been found.

There are no comments founds regarding Foreclosure in servicing comments and No bankruptcy documents found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xxwith the rate of interest 11.00% and a maturity date of the loan is xx/xx/2035. The P&I as per latest payment history as of xx/xx/2022 is xx and rate of interest is 4.056%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
N49P5NBNF0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.249%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	31.455%	31.455%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2006 with the lender "xx" in the amount of xx, which is recorded on xx/xx/2006.
The chain of assignment is complete as the current assignment is with "xx"
County taxes for the year of 2021 are paid off on xx/xx/2021 in the amount xx
The criminal restitution order (xx) found which is recorded on xx/xx/2019 in the amount of xx.
No prior delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.75%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.75%. The current UPB is reflected in tape for the amount of xx.
As per comments dated xx/xx/2019, the subject property had damaged due to wind. No evidence found regarding damage repair or cost of the damage.
As per servicing comment dated xx/xx/2021, borrower has been suffering financial hardship due to covid-19. The forbearance plan which is started from xx/xx/2021 to xx/xx/2022.
As per servicing comment dated xx/xx/2021, the property is owner occupied.
As per comment dated xx/xx/2021, homeowner's property has been affected due to natural disaster.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
03Z8I2D8UW9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	97.522%	97.522%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. which was recorded on xx/xx/2007 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to review of payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment details have not been mentioned. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.130%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing and the next due date for payment is xx/xx/2022. The last payment details have not been mentioned. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The property is owner occupied. As per the comment dated xx/xx/2022, the borrower was offered covid modification.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement made on xx/xx/2022 between the borrowers xx and the lender xx. The stated UPB is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest of 3.125%, beginning from xx/xx/2022. The maturity is xx/xx/2062. There is a deferred balance in the amount of xx which is due and payable as a balloon payment at maturity.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx""	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.

1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
U6ZT0AEQZQY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.760%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	41.982%	41.982%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	4.999%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007, in the amount of xx with xx with Instrument# xx|Book/Page#xx .
The chain of assignment has been completed; currently the assignment is with lender xx.
No active judgments or liens have been found against the borrower.
The combined taxes of 2022 are paid with amount xx on xx/xx/2022.
The school taxes of 2022 are paid with amount xx on xx/xx/2021.
As per the review of payment history as of xx/xx/2022, the borrower is currently delinquent for 2 month and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and UPB is xx as per provided payment history excel.	Collections Comments:As per the review of payment history as of xx/xx/2022, the borrower is currently delinquent for 2 month and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and UPB is xx as per provided payment history excel.
As per comment dated xx/xx/2022, Customer attested that their current financial hardship continues to be attributed to covid and attested that their financial situation has not changed and cannot resume making payments.
As per comment dated xx/xx/2022, Emergency forbearance first extension.
No any details found in collection comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx on xx/xx/2019. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 4.999% beginning from xx/xx/2019 till the maturity date of xx/xx/2059. There is deferred amount of xx.	Affiliated Business Disclosure Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
2UEXCWGXD47	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.860%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	71.949%	71.949%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.880%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx Delaware Limited Liability Company its successors and assigns.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx  on xx/xx/2021.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.880%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.880%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is unemployment / xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx/xx/2022. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.880% beginning from xx/xx/2020 with a maturity date of xx/xx/2060. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7K0TOF9M7SO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.720%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	61.945%	61.945%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	xx	6.310%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2022reflects that the subject mortgage was originated on xx/xx/2006 with the lender xx in the amount of xx, which was recorded on xx/xx/2006 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.

There is judgment active against the borrower in the favor of xx. in the amount of xx which was recorded on xx/xx/2015.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 6.300%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2022, reason for default is illness of borrower.
As per the servicing comments, the subject property has been occupied by the owner. As per BPO report located at "xx" the subject property was damaged. Estimated cost amount is xx. However, no details provided regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement made between borrower and lender on xx/xx/2011. The new principal balance is in the amount of xx with interest rate starting at 6.310% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2012. The maturity date is xx/xx/2052.
The deferred balance amount is xx and interest bearing amount is xx.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx Page#xx"xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
7UQYJQNSBCR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.340%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	60.053%	60.053%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.340%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There are 2 civil judgments found against the subject property in the total amount of xx filed by xx.
There is state tax lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2010.
The combined annual taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The school annual taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.340%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.340%. The current UPB is reflected in tape for the amount of xx.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
As per the servicing comment date xx/xx/2021 the subject property was damaged due to homeowner's property affected. No details are available regarding estimated repairing cost. However, no comments have been found stating the damages have been repaired in the latest 24 months of collection comments.
As per servicing comment dated xx/xx/2021, the property occupancy stated as owner occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.

Update:
As per comment dated xx/xx/2024 Notice of default file and on xx/xx/2024 notice of service filed.
As per comment dated xx/xx/2023, 9 months trial plan starting xx/xx/2024 and Modification has been approved on xx/xx/2023 for 240 term. Loan type is conventional, Down Payment Amount xx Interest Bearing UPB Amount xx Deferred UPB Amount xx Total UPB Amount xx Forgiven UPB Amount xx Interest Rate 10.34% and PI Amount xx.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2016. As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2016 and also got terminated on xx/xx/2016. The date of last filing bankruptcy was xx/xx/2016. No more evidences are available regarding current bankruptcy status.	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower had promised to pay the monthly P&I of xx beginning from xx/xx/2020 and a new maturity date of xx/xx/2029 with modified interest rate 10.340%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2. NY Interest Rate Disclosure.
3. NY Hazard Insurance Disclosure.
4. Tax Escrow Account Designation.
5. Mortgage Bankers and Exempt Organizations Preapplication.
6. Co-Signer Notice Requirements.
7. Default Warning Notice.
8. New York Real Property Escrow Account Disclosure.
9. Commitment Disclosure.
10. Lock-in Disclosure.
11. Expiration of Lock-in or Commitment Period."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QLAPDLDA1DM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.060%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	75.485%	75.485%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage originated on xx/xx/2007 with the lender xx. in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.
Combined annual taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the borrower is delinquent with the loan for one month and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 9.130%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collections with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest of 9.130%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged.
The loan data is xx and comparison data is xx; hence, the variance is +xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
BFSROALBB6L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.749%	240	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	89.161%	89.161%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx,Inc.

The chain of assignment has been completed.

Active Judgments and Liens;
1) Civil judgment found pending against the borrower xx  recorded on xx/xx/2019 in the amount of xx which is in the favor of xx
2)Civil judgment found pending against the borrower xx  recorded on different dates in the amount of xx which is in the favor of xx.

Annual property taxes of amount xx for the year 2021 in which amount xx were delinquent on xx/xx/2022 and paid amount xx is on paid  for xx/xx/2021.
According to the payment history as of xx/xx/2022, the loan is currently performing. The last payment was received on xx/xx/2022, the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:A review of collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is Covid-19, servicing problem.
Current occupancy as per comment is owner occupied and borrower intension is to retain the property.

 According to the payment history as of xx/xx/2022, the loan is currently performing. The last payment was received on xx/xx/2022, the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed BK on date xx/xx/2003(xx) for Chapter 13.
																																																																																	The Chapter 13 Dismissed on xx/xx/2005 and the terminated on xx/xx/2005.	Note origination date xx/xx/2003 P&I is xx and rate is 10.74900% and according to payment history P&I xx and rate is 5.000%. However, Modification agreement is missing from the file.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
M5QOB68QREG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Refinance	95.840%	95.840%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	10.010%	xx	xx/xx/2013	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

2nd half county taxes of 2021 have been delinquent in the amount of xx which were due on xx/xx/2022 & good through till xx/xx/2022.
Review of payment history as of xx/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 10.010 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 10.010 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	AOT agreement was made between the borrower and lender on the effective date xx/xx/2013. The borrower has promised to pay the new principal balance of xx with the fixed interest rate 10.010 % and P&I of xx that began from the first payment date xx/xx/2013 till the maturity date of xx/xx/2053. The deferred balance is xx. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	3: Curable		* Lost Note Affidavit (Lvl 3) "xx"xx", which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E5S27EF73I6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.470%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	91.789%	91.789%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/200 and recorded on xx/xx/2009 in the amount of $xx/xx/2009 with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.  its successors and assigns.

No active judgments or liens have been found.

According to the updated title report dated xx/xx/2022, the property taxes for the year 2021 are delinquent in the amount of xx which is good through till xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.970%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.970%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021 , the borrower's income is impacted by covid-19. Further details not provided.

Collection comment dated xx/xx/2021 shows that the subject property was damaged due to leak on roof.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Update:
As per the comment dated xx/xx/2023, the borrower is deceased.
As per the comment dated xx/xx/2023, the RPP was discussed.
As per the comment dated xx/xx/2024, apply for the loan modification.
As per the comment dated xx/xx/2024, the foreclosure was closed. As per the comment dated xx/xx/2024, the foreclosure was cancelled.
As per the comment dated xx/xx/2024, the county taxes for 2023 are delinquent in the amount of xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
V2V43IADC5N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	87.929%	87.929%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title dated xx/xx/2022 the subject mortgage was signed on xx/xx/2005 which was recorded on xx/xx/2005 in the favor of xx. in the amount of xx.
No active judgments or liens found.
The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2017 which was recorded on xx/xx/2017.
Annual property taxes for the year 2022 were due on xx/xx/2022 in the amount of xx and delinquent on xx/xx/2022 and go through in the amount xx
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.890%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Collection.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.890%. The current UPB reflected as per the payment history is in the amount of xx..
The reason for default is unable to be determine.
The loan has not been modified since origination.
No information has been found related damage or repairs.
As per servicing comment the subject property is owner occupied and in good condition.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 10.39000% and a maturity date of xx/xx/2035. The P&I as per payment history is the xx and rate of interest is 8.890%, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2012. However, Modification agreement is missing in the file.	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) ""xx""	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S39EOTC0GH3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.233%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	58.982%	58.982%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2010 with the lender xx In the amount of xx which was recorded on xx/xx/2010 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2017.
There is a senior mortgage against property in the amount of xx in favor of xx which was recorded dated on xx/xx/2005.
Annual county taxes of 2021 have been paid in the amount of xx which was paid dated on xx/xx/2021 and xx/xx/2021.
No prior year's delinquent taxes have been found.
Review of the payment history dated as of xx/xx/2022 reveals that borrower is performing with loan. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 11.230%.	Collections Comments:The current status of the loan is performing.

Review of the payment history dated as of xx/xx/2022 reveals that borrower is performing with loan. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 11.230%.

No RFD has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

No foreclosure and bankruptcy evidence has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed BK on date xx/xx/2012 (xx) for Chapter 13. The original claim as per the POC filed on date xx/xx/2013 by the creditor was xx and amount of arrearage is xx.Case was discharged dated on xx/xx/2016.

Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 12.556% Allowed: 6.620% Over by: +5.936%"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
GIQDJ7YKKPV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	104.761%	104.761%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment xx. Its successors and assigns.
There is one civil judgment against the borrower in the favor of xx. In the amount of xx which was recorded on xx/xx/2014.

Parcel # xx the amount of xx on xx/xx/2021.
Parcel # xx the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000% The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property is unknown occupied.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.

As per comment dated xx/xx/2021, the property was affected.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating meet expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xxand lender agreed to defer the amount of xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061.The modification does not have a balloon provision. The loan was modified twice since origination.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LZ5NF50I230	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	98.688%	98.688%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 1st and 2nd instalments of county taxes for the year of 2021have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P & I is in the amount of xx with an interest rate of 7.000%. The current UPB is reflected in tape for the amount of xx.The last payment was received as per rate reduction rider located at"xx"	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P & I is in the amount of xx with an interest rate of 7.000%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower's willingness and ability to pay is good.
The loan has not been modified since origination.
No information has been found related damage or repairs.
The subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the ME Title 9-A Subprime Mortgage Loan DTI Provided Test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.
This loan failed the ME Title 9-A Subprime Mortgage Loan Documentation Type Test due to the loan is a subprime mortgage loan and the document type of the loan is "xx"."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Notice to Cosigner
2. Choice of Insurance Notice
3. Withholding Tax Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CPSXETR2Q8S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.750%	181	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	105.945%	105.945%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active judgments or liens were found.
The annual county taxes for the year 2021 and 2020 were delinquent in the amount of xx and xx till the good through date of xx/xx/2022.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 6.000%. The current UPB is reflected in the payment history for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 6.000%. The current UPB is reflected in the payment history for the amount of xx.
According to the PACER, the borrower "xx" had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2006. The reaffirmation agreement filed on xx/xx/2007. As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2007 and also got terminated on xx/xx/2007. The date of the last filing bankruptcy was xx/xx/2007.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is family member illness.
The borrower's willingness and ability to pay is fair.
As per the original note, the loan was matured on xx/xx/2018. This is a conventional fixed rate mortgage originated on xx/xx/2003 with a P&I of xx with a rate of interest of 10.74% and a maturity date of xx/xx/2018. The current P&I as per the latest payment history as of xx/xx/2022 is xx and the rate of interest is 6.00000%. However, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification but an executed copy of such a loan modification agreement is missing from the loan file. The tape data indicates the maturity date is xx/xx/2032. However, the modification document is missing from the loan file.
As per the property inspection report dated xx/xx/2013 located at "xx", the subject property has repairs of exterior paint, replace metal roof and the estimated cost of repairs is xx. However, no further details have been found regarding completion of repairs. Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2021, curtailment of income shows that the borrower's income has been impacted due to the COVID-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2006. The reaffirmation agreement filed on xx/xx/2007. As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2007 and also got terminated on xx/xx/2007. The date of the last filing bankruptcy was xx/xx/2007. No more evidences are available regarding current bankruptcy status.	As per the original note, the loan was matured on xx/xx/2018. This is a conventional fixed rate mortgage originated on xx/xx/2003 with a P&I of xx with a rate of interest of 10.74% and a maturity date of xx/xx/2018. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 6.00000%. However, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification but an executed copy of such a loan modification agreement is missing from the loan file. The tape data indicates the maturity date is xx/xx/2032. However, the modification document is missing from the loan file.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee . The following state disclosures are missing in the loan file;
1. Placement of Insurance Disclosure
2. TN Consent to Disclosure of Insurance Information
3. Choice of Agent/insurer
																																																																																								4. Insurance Solicitation/Post Commitment"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4AGJ0QLYQFS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.300%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	102.764%	102.764%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	5.140%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 2nd instalment of combined taxes for the year of 2021 has been due in the amount of xx on xx/xx/2022.
The 1st instalment of combined taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 5.140%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P & I is in the amount of xx with an interest rate of 5.140%. The current UPB is reflected in tape for the amount of xx.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. The date of last filing bankruptcy was xx/xx/2022. No more evidences are available regarding current bankruptcy status.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
Borrower's willingness and ability to pay is poor.
As per comment dated xx/xx/2022, the borrower is active on forbearance plan
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
Collection comment does not show borrower's income impacted by Covid-19.

Update: -
As per the comment dated xx/xx/2023, the FC was cancelled on xx/xx/2023. Further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018.As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx.The amended chapter 13 (xx) plan was filed on xx/xx/2018, and confirmed on xx/xx/2018. The borrower shall pay monthly mortgage payment in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. The borrower has been discharged on xx/xx/2022 and termination date is not available. The date of last filing bankruptcy was xx/xx/2022. No more evidences are available regarding current bankruptcy status.	The AOT agreement was signed between the borrower and lender with an effective date of xx/xx/2010. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx .The borrower had promised to pay the monthly P & I of xx with modified interest rate of 5.140% beginning from xx/xx/2010 and a new maturity date of xx/xx/2028.	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80% Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed OH PLA Covered Loan Points and Fees Threshold Test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee xx
Tax Related Service Fee xx
Max Prepayment Penalty / Termination Fee xx
This loan failed the prepayment penalty test.
This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

Affirmative claims can be made within 3 years of origination and the Note date is xx/xx/2007. SOL has been expired."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
SZJV51XKQOS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	74.095%	74.095%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	50.541%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No assignments have been found. Currently, the assignment is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.875%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
As per the final application, the borrower is working at xx from 2 months.
The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx"xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BZVAGHD4CT0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,217.08	xx	5.750%	480	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	60.476%	60.476%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Collections Comments:Not Applicable Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	xx	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BUQLK0JW69N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,430.00	xx	6.750%	480	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	41.797%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Collections Comments:Not Applicable Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	xx	1: Acceptable	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value: Date: Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LRPPGPLPX3C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Refinance	105.157%	105.157%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx.
There is prior state tax lien recorded on xx/xx/2019 for the amount of xx in the favor of xx.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The covid attestation located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* LTV or CLTV exceeds 104% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D1KA7B1FB53	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	68.720%	68.720%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	35.943%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx. with instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx as a xx for 10.1 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DCFB7OR33C7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	44.879%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx. for the amount of xx which was recorded on xx/xx/2021.
Last assignment is with the "xx".
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

As per the payment history as of xx/xx/2022, the borrower is making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 2.990%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
As per the payment history as of xx/xx/2022, the borrower is making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 2.990%. The new UPB is reflected in the amount of xx.
Currently, the borrower is working at xx as a xx from 13 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Update:
No additional changes have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the lender credits that cannot decrease test.
Initial LE dated xx/xx/2021 shows lender credit at xx, However Final CD shows lender credit at xx this is variance between at xx."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue as:
																																																																																							The seller contribution on the subject transaction exceed the maximum allowable seller contribution. The subject loan was delivered as a purchase transaction with a 95% Loan-to-value (xx). xx which resulted in an excess seller contribution of xx which is considered a sales concession. When the purchase price is reduced by the sales concession, the revised purchase price is xx and the LTV ratios increase to 96.01. The LTV exceeds the maximum allowable for the loan program. Due to the inaccurate data, the LPA is invalidated. The subject loan is not eligible for sale to Freddie Mac."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DX4OUCYW6B3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	38.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
Combined annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The borrower fork lift at xx for 5 years. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BL5N0HMBSUY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	69.466%	69.466%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	50.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
The taxes are to follow.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received date is unavailable, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received date is unavailable, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The borrower is a waiter at xx for 4.5 years. The covid-19 attestation is located at "xx".
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial CD dated xx/xx/2021 reflects non-specific lender credit at xx. However, final CD dated xx/xx/2021 reflects non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects credit report fee at xx. However, final CD dated xx/xx/2021 reflects credit report fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50%. Tape shows income fluctuating due to COVID and second job should not have been included in calculations due to lack of history. Unable to rely on document in file and unable to calculate ATR.

SOL has expired. Downgrade to LVL2."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
R4JZKRZ3CTE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	4.500%	xx	xx/xx/2015	Financial Hardship	As per the updated title dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the favor of "xx"in the amount of xx.

The chain of assignment is complete. The current assignment is with xx trust n.a.as trustee of xx dated on xx/xx/2020  which was recorded on xx/xx/2020.

There is no active judgments and liens.
No prior taxes are delinquent.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 4.500%. The current UPB is in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 4.500%. The current UPB is reflected in tape for the amount of xx.
The subject property is owner occupied and in good condition. No information has been found related damage or repairs.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and judgment hearing date is xx/xx/2021. However, the foreclosure was put on hold as the borrower filed for loss mitigation on xx/xx/2021. There is no sale scheduled for subject property. No further details have been found.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.The case has been dismissed on xx/xx/2018 and terminated on xx/xx/2019.	This modification agreement was made between Lender and borrower on xx/xx/2015. As per the modified term, the new principal balance is xx. Out of new UPB, the amount of xx has been deferred. The interest bearing UPB is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.500% beginning from xx/xx/2015 with a maturity date of xx/xx/2054. The modification does not have a Balloon provision. The loan was modified once since origination.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Final TIL Missing or Not Executed (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0XB0569S88I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	121	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020 with Instrument / Book / Page # xx.

The chain of assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year of 2021 have been paid off in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 9.900%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is currently performing with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 9.900%. The current UPB reflected is in the amount of xx.
Borrower employment details are not available.
The subject property is owner occupied.
The loan was not modified since origination.
No comments have been found regarding borrower impacted by Covid-19 pandemic.
No evidence has been found regarding foreclosure.
No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* Revised Loan Estimate is missing (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22D2MJF312P	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	121	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with lender xx.
 The chain of assignments is completed. The subject mortgage is with lender xx.
Annual combined tax of the 2022 has been due in the amount of xx on xx/xx/2022.
No prior year delinquent taxes.
No active liens and judgments have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 which was applied due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.900%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 which was applied due date of xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.900%. The current UPB reflected as per the payment history is in the amount of xx.
The subject mortgage was originated by "xx". Employment details are not available.
No evidence has been found regarding damage, repair and covid-19.
No comments have been found regarding fb plan.
There is no post-origination bankruptcy record.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Flood Certificate
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WJY8NQKVVKS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.760%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	6.738%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

No active judgments or liens found.

Annual combined for the year 2021 were paid on xx/xx/2022 in the total amount of xx without any prior delinquency.

Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 6.740%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is performing

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 6.740%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating meets expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with new principal balance of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 6.738% beginning from xx/xx/2022 to the maturity date of xx/xx/2038.	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4A8J0USJ99L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	121	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/2022 shows that the mortgage was originated on xx/xx/2021 with xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2021 with the instrument # xx
The chain of assignment is not available.
The tax report is not available.	The payment history dated as of xx/xx/2022 reveals that the borrower is current with the loan. The last payment was received on xx/xx/2022 in the amount of xx and it was applied for the due date of xx/xx/2022. The current P&I is xx and interest rate is 9.9%. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:The borrower is current with the loan.
The reason for default is unavailable.
The property is owner occupied. No damage or repair to the property has been found. The last payment was received on xx/xx/2022 in the amount of xx and it was applied for the due date of xx/xx/2022. The current P&I is xx and interest rate is 9.9%. The latest payment history reflects the UPB in the amount of xx.
The borrower's employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance for LTV>80%
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents. Home loan toolkit is missing from the loan documents."
* Mortgage Insurance Certificate missing (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2L9QLUVFGG9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006.
The chain of assignment has been completed as xx with xx.
There is junior mortgage originated on xx/xx/2009 with lender xx on xx/xx/2009. However, the amount is unavailable.

There are 3 UCC liens in favor of xx which were recorded on xx/xx/2018, xx/xx/2019 and xx/xx/2022.
Taxes of 2021 have been paid in the amount of xx.
Taxes of 2021 have been exempt.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months with the loan. The last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months with the loan. The last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy and foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RFQR7J8OZL9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	350	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	67.192%	67.192%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.

The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".

There is one civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2006.

The annual county taxes for the year of 2022 have been due in the amount of xx on xx/xx/2023.

No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.130% The current UPB reflected as per the payment history is in the amount is xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.130% The current UPB reflected as per the payment history is in the amount is xx.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided FB plan which started from xx/xx/2021.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

According to BPO dated xx/xx/2022 located on xx.pdf-825. There are damages on Rotting Porch and Step Spindles and the estimated repairs cost is xx. No further information found.

The subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification have a balloon provision. The loan was modified twice since origination.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure.
2. Priority of Security Instrument Disclosure.
																																																																																								3. Attorney Selection Disclosure."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E9V367LBQGF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	79.011%	79.011%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	6.411%	xx	xx/xx/2022	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 which recorded on xx/xx/2006 in the amount of xx with "xx"

The chain of assignments is completed as the subject mortgage is still with the lender "xx".

There are two civil judgments against the borrower in favor of xx in the total amount of xx which were recorded on different dates.

Annual combined taxes for 2021 have been paid in full in the amount of xx on xx/xx/2021.	According to the payment history as of xx/xx/2022, the borrower is 07 months delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and current interest rate as per payment history is 9.900%.	Collections Comments:The current status of loan is collections.
According to the payment history as of xx/xx/2022, the borrower is 07 months delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and current interest rate as per payment history is 9.900%.
As per comment dated xx/xx/2021, borrower's financial hardship was due to Covid.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post close bankruptcy record has been found.

Update:
No additional information found in recent collection comments.

CC Incomplete:
The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 6.411% beginning from xx/xx/2022 and the new maturity date is xx/xx/2062.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
As per final TIL finance charge is xx which is less than calculated finance charge xx by 141.26.
It is not considered accurate because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ASIBBEFD06I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.350%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	27.778%	27.778%	No Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".
The chain of assignments has not been completed. Currently, the mortgage is with "xx". However, it should be "xx".
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 12.349%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:
The loan is currently in collections and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is curtailment of income. As per the comments dated xx/xx/2020, the borrower's income has been impacted due to covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021.
The property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2ZA2JK64DCZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.400%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	84.180%	84.180%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.946%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx for the amount of xx which was recorded on xx/xx/2006.
Last assignment is with the "xx".
There is one municipal lien against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2018.
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx/xx/2019.
There is one real estate tax lien against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2021.
Tax status is "xx".

As per the payment history as of xx/xx/2020, the borrower has been delinquent for 01 month and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 7.946%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx/xx/2020, the borrower has been delinquent for 01 month and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 7.946%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by covid-19.
As per the comment dated xx/xx/2021, the borrower cannot afford payment due to natural disaster and borrower wants forbearance plan. No more details have been found.
The loan has been modified on xx/xx/2019.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with the 4 step amortization with the new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 7.946% beginning from xx/xx/2019 and the new maturity date is xx/xx/2059.	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VVFEVI9GQXX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.820%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	45.300%	45.300%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	8.916%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022, shows the subject mortgage was originated on xx/xx/2007 in the amount of xx which was recorded on xx/xx/2007 with xx.

According to updated title report dated xx/xx/2022,the last assignment is with xx, Its Successors AND assigns.

There is no active judgment and liens.

Annual county taxes for the year of 2021 and 2022 have been paid in the amount of xx.

No delinquent taxes have been found for the prior years.	According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 8 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx(xx) which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.320%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The loan is currently in Collection.
According to the payment history as of  xx/xx/2022, the borrower is delinquent with the loan for 8 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of  xx(xx) which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.320%. The current UPB is reflected in tape for the amount of xx.
As per servicing comment unable to determine the reason for default.
This modification agreement was made between lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.916% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a Balloon provision. The loan was modified twice since origination.
No information has been found related damage or repairs.
Subject property is owner occupied and in good condition.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.916% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a Balloon provision. The loan was modified twice since origination.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3D6EGTXJA28	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.100%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	102.310%	102.310%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.750%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of xx with xx.
The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.
No active judgments or liens have been found.
Annual county taxes of 2022 have been due in the amount of xx on xx/xx/2023.
Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
Annual town taxes of 2022 have been due in the amount of xx on xx/xx/2023.
Annual town taxes for the year of 2021 are delinquent in the amount of xx on xx/xx/2022 and they were good through on xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the foreclosure in the loan file.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2007. The POC was filed by the creditor "xx" on xx/xx/2007 for the secured claim amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2007. The date of last filing bankruptcy is xx/xx/2012. Debtor discharged xx/xx/2012, terminated on xx/xx/2012 and bankruptcy is discharged.	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.750% beginning from xx/xx/2021 with a maturity date of xx/xx/2061.The modification does not have a balloon provision.	Affiliated Business Disclosure Credit Application Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"xx#xx#20"xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7AH37ZDDRDF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.150%	180	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Refinance	95.672%	95.672%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	11.059%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx recorded on xx/xx/2022.
There are 2 code enforcement liens against the subject property in the favor of the xx for the total amount of xx recorded on xx/xx/2008.
County annual taxes for the year of 2021 have been exempt on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.059%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.059%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2021, the main borrower has deceased on xx/xx/2021. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2020, the subject property is affected by natural disaster. According to the road home declaration of covenants running with land Hurricane Katrina or Rita agreement located at "xx", the property was damaged by Hurricane Katrina or Rita in august 2005.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2018 between the borrowers "xx" and lender "xx". As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower has promised to pay the amount of xx with the interest rate of 11.059% beginning on xx/xx/2018 till maturity date of xx/xx/2034.	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
Prepayment Term Test: fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: Fail

Loan Data     Comparison Data         Variance
84Months       60Months                  24Months

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E4LR4Y3J83Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.410%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	51.466%	51.466%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The current assignee is "xx" .
Active mortgages, liens and judgments found against the borrower and property is as follows:
1.There is a certificate of sale for unpaid Real estate tax lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2018. However, no redemption was found.
2. There are 2 active prior mortgages active against the subject property which was recorded prior to the subject mortgage. The first senior mortgage was recorded on xx/xx/1992 in the amount of xx with the lender "xx" and the second mortgage was recorded on xx/xx/2000 in the amount of xx with the lender of "xx".
3. There are 4 civil judgment found against the borrower in the favor of xx in the amount of xx which were recorded on different dates.
The 1st and 2nd and 4th installment of town taxes for the year of 2022/2022 have been due on different dates total in the amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 8.910%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 8.910%. The current UPB is reflected in tape for the amount of xx.
Collection comment does not state RFD.
The subject property is non-owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data:xx, Comparison Data:xx, Variance:-xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data:xx, Comparison Data:xx, Variance:-xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* DTI exceeding 60% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) NJ Application Disclosure
2) Delivery Fee Authorization
3) NJ Attorney Disclosure
4) Unacceptability of Insurance Notice
5) Attorney Disclosure II
6) Tax Bill Information
7) Private Well Testing
8) Lock-In Agreement
9) Commitment Disclosures
10) Choice of Insurer Disclosure
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VUL0SWFJO2S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.550%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	72.197%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	8.550%	xx	xx/xx/2021	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2007 in the amount of xx with the lender xx on xx/xx/2007.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one civil judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2016.
The first and second installment county taxes of the year 2022 are due in the amount of xx.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The review of the collection comment shows that the loan is in collection.
As per the review of payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per servicing comment dated xx/xx/2021, borrower's income was impacted by Covid-19.
As per comment dated xx/xx/2021, the subject property was affected by natural disaster.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 8.550% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2052. There are no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "xx"	* DTI > 60% (Lvl 2) "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2BJFRMZZDUS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	xx	No	Not Applicable	Chapter 12	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.824%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	84.894%	84.894%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	15.929%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.324%	xx	xx/xx/2020	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was recorded on xx/xx/2005 in the favor xxcorp Trust Bank, FSB for the amount of xx.
Chain of Assignment is complete.  The current assignment is with xx.
No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.
2nd installment of property county taxes for the year 2021 was due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state RFD.
The subject property is owner occupied.
No evidence has been found regarding COVID-19.
According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019.

Update:
As per the servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under chapter 12 with the case# xx on xx/xx/2019.
As per the servicing comment dated xx/xx/2023 the borrower has been discharged.

CC Incomplete:
The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2022.
Foreclosure Comments:As per updated title report dated xx/xx/2022, the foreclosure was initiated in 2015. The complaint was filed on xx/xx/2015. No further details have been found.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The debtor shall pay the trustee xx for 60 months under chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down. The plan was confirmed on xx/xx/2019.	The loan modification agreement was made on xx/xx/2020. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 9.324% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per loan modification agreement is xx/xx/2035.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q7ABR26DCMK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,757.96	xx	5.625%	480	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	63.052%	63.052%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	Yes	43.953%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.500%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006, which recorded on xx/xx/2006 with instrument# xx in the amount of xx in favor of xx.
The chain of assignment has been completed as the subject mortgage is currently assigned to "xx".
There is one civil judgment open against the borrower in the amount of xx which was recorded on xx/xx/2021 in favor of xx.
There are 3 junior mortgages open against the property; first one in the amount of xx which was recorded on xx/xx/2006 in favor of xx in the amount of xx which was recorded on xx/xx/2006 in favor of xx in the amount of xx which was recorded on xx/xx/2006 in favor of xx.
1st county taxes of 2021 have been paid off in the amount of xx on xx/xx/2021.
2nd county taxes of 2021 have been due in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2022, the borrower has been delinquent for 2 months. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.500%.
xx which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 3.500%. The current UPB reflected in the payment history is xx.	Collections Comments:Currently, the loan is in collections.
As per review of the payment history dated as of xx/xx/2022, the borrower has been delinquent for 2 months. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.500%.
Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 3.500% and borrower promises to pay P&I in the amount of xx, which was begun on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2061.
Collection comment dated xx/xx/2021 states that the borrower's income was impacted by Covid-19. No further information has been found.
According to the most recent property inspection report dated xx/xx/2020 located at "xx", the property has no damages. However, no information has been found related to damage or repairs in the latest 24 months collection comments.
As per latest property inspection report dated xx/xx/2020 located at, (xx), the subject property is occupied by unknown and is in good condition.
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 3.500% and borrower promises to pay P&I in the amount of xx, which began on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2061.	Appraisal (xx) Notice of Servicing Transfer	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"Subject to completion"xx"	* Cash out purchase (Lvl 2) "xx"xx to borrower"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QNL5NAFBPCW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	11.736%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	63.704%	63.704%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	59.516%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx recorded on xx/xx/2022.
There is a prior civil judgment against the borrower in the favor of 271 xx for the amount of xx recorded on xx/xx/2008.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.875%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.875%. The loan has been modified. The borrower xx had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014. The foreclosure was not initiated. As per the comment dated xx/xx/2021 the borrower is impacted by covid-19. FB plans ran and were extended several times from xx/xx/2020 and last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2021, the subject property is affected by natural disaster. As per the BPO dated xx/xx/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2014. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The reaffirmation agreement was filed on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.	The modification agreement was made on xx/xx/2021 between the borrowers "xx" and lender "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 2.875% beginning on xx/xx/2021 till maturity date of xx/xx/2061.	Final Truth in Lending Discl. Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx" due to
HOEPA Higher-Priced Mortgage Loan Test: Fail
Interest Rate Test: Fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Fail
The loan interest rate is 11.736% and state allowed rate is 8.750%; hence, the variance is +2.986%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OWNU5XO08HU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.600%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Refinance	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	3.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 with the lender xx for the amount of xx which was recorded on xx/xx/2004.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Annual combined taxes for the year of 2021 have been paid in the amount of xx.
Annual city taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate of 3.00%. The current UPB is reflected in the amount of xx.

Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate of 3.00%. The current UPB is reflected in the amount of xx.
The loan has been modified in 2016.
Reason for default is unable to be determined.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on xx/xx/2016, which will get changed in 03 steps until the new maturity date of xx/xx/2056. The rate will change in 03 steps which end with 3.20%. There is no deferred balance. As per servicing comment dated xx/xx/2017, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.	Affiliated Business Disclosure
ARM Rider
Credit Application
Final Truth in Lending Discl.
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "The CE risk indicator is moderate as the loan is failing for TILA APR Test: FAIL. Charged APR is 0.00% and allowed is 5.183% and it is over by -5.183%.
This loan failed the TILA APR test. The annual percentage rate (xx) is 5.183%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees."
* Mortgage - Missing required ARM Rider (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59P8EERKFUT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.050%	360	xx/xx/2001	xx/xx/2001	Conventional	ARM	Cash Out	90.000%	90.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.340%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2001 with the lender xx which was recorded on xx/xx/2001.
The chain of assignment has been completed as xx with xx.
There is junior mortgage originated on xx/xx/2001 with lender xx on xx/xx/2001 in the amount of xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months with the loan. The last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months with the loan. The last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy and foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2021.
The Unpaid Principal Balance is xx with interest rate 5.340% which steps up in 3 steps ending at 7.050%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2021. The maturity is xx/xx/2041.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
R0RHH0GSBP9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	83.623%	83.623%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with MERS as nominee for "xx"

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

There is senior/prior mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded xx/xx/1996.	As per payment history dated xx/xx/2022, the loan is currently in delinquency for 02 months and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 8.90%. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is in collections.
As per payment history dated xx/xx/2022, the loan is currently in delinquency for 02 months and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 8.90%. The UPB as of the date is in the amount of xx.
As per comment dated xx/xx/2022, the borrower was impacted by Covid and RFD is curtailment of income.
No evidences have been found regarding the foreclosure and bankruptcy process.
The subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILa test failed due to-
TILA Finance Charge Test- The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.  TILA Foreclosure Rescission Finance Charge Test failed-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2WSIXKR8NA4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	71.045%	71.045%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There are six IRS liens against the xx in favor of "xx" which were recorded on different dates in the total amount of xx which is greater than the original loan amount.
Annual county taxes of 2008 are delinquent in the amount of xx which is good through by xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
As per the BPO report dated xx/xx/2022 and located at "xx", the subject property is owner-occupied.

Foreclosure Comments:As per the document located at "xx", the foreclosure was initiated in 2015. No further details provided.
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2008 with xx&I of xx with the rate of interest 12.04% and a maturity date of xx/xx/2038. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 5.000%. However, there is a reduction in P&I and rate of interest with respect to Note data. The tape data indicates the modification was made on xx/xx/2012.	Credit Application Missing Required State Disclosures Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to
TILA Finance Charge Test:-Fail
TILA Foreclosure Rescission Finance Charge Test:-fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx hence, the variance is -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Interest Rate or Discount Point Agreement
2. Insurance Disclosure"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QVNN6TRAV23	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.100%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	76.828%	76.828%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	10.553%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx.
Chain of Assignment is incomplete.  Latest assignment is with xx.
There is one credit card judgment in the amount xx in favor of xx recorded on xx/xx/2013.
Combined annual taxes for 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 15 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.10%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 15 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.10%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2020 borrower's income is impacted due to Covid-19. The subject property is occupied by the owner. No foreclosure activity has been found. No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 10.553% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21WNU89PS3G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.447%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	79.905%	79.905%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	25.477%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.288%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with MERS as nominee for/is xxFinancial Company (xx).

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.

There is civil judgment found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.

There are 3 real estate tax liens have found against the subject property in favor of "xx" in the total amount of xx which were recorded on xx/xx/2018 & xx/xx/2019.

The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.

The 2022-2023 school annual taxes have been due in the amount of xx on xx/xx/2022.

The annual utilities charges of the year 2022 have been delinquent in the amount of xx and good through date xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.288%. The current UPB reflected as per the payment history is in the amount is xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.288%. The current UPB reflected as per the payment history is in the amount is xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is good and servicing rating meets expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.288% beginning from xx/xx/2019 with a maturity date of xx/xx/2059. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q23Z6ZOQV36	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.249%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.295%	100.295%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx a Delaware Limited Liability Company recorded on xx/xx/2017.
There is a water/sewer/utilities lien against the subject property in the favor of xx for the total amount of xx recorded on xx/xx/2015.
County annual taxes for the year of 2022 are due in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.125%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.125%. The loan has been modified. The borrower xx J had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2010. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010. The foreclosure was not initiated. As per the comment dated xx/xx/2022, the borrower's income was impacted by covid-19. As per the comment dated xx/xx/2022, the subject property is affected by natural disaster area. As per the comment dated xx/xx/2022, the subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx J had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2010. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 4.375% beginning on xx/xx/2022 till maturity date of xx/xx/2062.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OJS57D7T4K3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	88.225%	88.225%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	53.209%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx".
The chain of assignments is complete; the current assignee is "xx".
There are two junior mortgages against the subject property. The first junior mortgage in the favor of "xx" in the amount of xx originated on xx/xx/2008 which was recorded on xx/xx/2008 and the second mortgage in the amount of xx in the favor of "xx".
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2021 school annual taxes have been paid in the amount of xx on xx/xx/2021.
No delinquent taxes have been found for the prior year.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.516%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.516%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2022, borrower was on covid-19 forbearance plan and was extended several times.
No evidence has been found regarding litigation and contested matter.
No visible damages have been found regarding the subject property.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2022, the subject property has been affected by natural disaster.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between borrower and the lender.
The reason for modification is financial hardship.
The borrower promised to pay monthly P&I of xx with the rate of interest of 3.875%. The new UPB is xx. The first payment date is xx/xx/2022 and the maturity date is xx/xx/2062.

Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at "xx Page#xx"xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JR4KQJC331Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	84.309%	84.309%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	11.247%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of "xx".

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.

No active judgments or liens have been found.

No prior year's delinquent taxes have been found.

Combined taxes of 2021 have been paid in the total amount of xx on xx/xx/2022.

Combined taxes of 2022 have been due in the total amount of xx on xx/xx/2023

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 months and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.247%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 months and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.247%. The current UPB reflected as per the payment history is in the amount of xx.

As per the latest BPO report dated xx/xx/2022 located at (xx), the subject property has repairs of one window and the estimated cost of repairs is xx However, no information has been found related to damage or repairs in the latest 24 months of collection comments.

As per latest BPO report dated xx/xx/2022 located at(xx) the subject property is occupied and is in average condition.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2021. Further details not provided.

Update:-
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2024.
The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.247% beginning from xx/xx/2020 with a maturity date of xx/xx/2042. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fail state regulations prohibited fee test. The following fee was included in the test: Title Examination Fee : xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge xx exceeds disclosed finance charge of xx over by -xx.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge xx exceeds disclosed finance charge of xx over by -xx."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Agreement Disclosure.
2. Cosigner Notice.
3. Notice to Consumer.
4. Compliance with xx.
5. Choice of Insurer Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LF2FQNUEOUT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	66.233%	66.233%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 15 months with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 15 months with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy and foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
TILA Finance Charge Test failed.

TILA Foreclosure Rescission Finance Charge Test failed.

TILA Right of Rescission Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
TILA Finance Charge Test failed-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test failed-
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
TILA Foreclosure Rescission Finance Charge Test failed-
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PRZA9S7T8ZL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.960%	181	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	86.176%	86.176%	No Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	9.500%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment is with xx. However it should be with xx.

No active judgments or liens have been found against the borrower.
2nd installments combined taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the collection comments dated on xx/xx/2021. Homeowner's property affected due to naturals disaster.
As per the comment dated xx/xx/2020 and payment deferral agreement located at "xx", the servicer provided covid deferral plan to the borrower in the amount of xx for 4 payments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification was made xx/xx/2019 between the borrower and lender which is located at "xx". The new modified principal balance is xx. The debtor has promised to pay in the amount of xx with an interest rate of 9.50% beginning from xx/xx/2019 till new maturity date of xx/xx/2042.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Compliance Ease Risk Indicator is Elevated due to:
GSE Prepayment Penalty Term Test Failed.
GSE Prepayment Penalty Term Test Failed."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0U2A2I0C6UP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.499%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	92.694%	92.694%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.564%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx, for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
There is a municipal lien against the subject property in the favor of xx for the total amount of xx recorded on xx/xx/2017. The property address is not mentioned on the document.
First and second installments of combined taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022 and xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.564%.

Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 7.564%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the BPO report (xx) dated xx/xx/2019, the subject property was damaged. The property needed repairs in the amount of xx. However, we are unable to determine whether the repairs have been completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2020 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. There are 2 steps of modification. The borrower has promised to pay the amount of xx with the interest rate of 7.564% beginning on xx/xx/2020 till maturity date of xx/xx/2060.	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"xx Page#xx"xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
																																																																																								3. Non-Deposit Insurance Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2PDQ6O2NFKD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	240	xx/xx/1993	xx/xx/1993	Conventional	Fixed	Cash Out	76.676%	76.676%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1993	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	10.999%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/1993 and was recorded on xx/xx/1993 in the amount of xx in favor of "xx".
The chain of assignments is complete; the current assignee is "xx" .
There are 02 junior credit card judgments found against the subject borrower in the favor of "xx" in the total amount of xx which were recorded on xx/xx/2011 & xx/xx/2013.
There are 02 civil judgments found against the subject borrower in the total amount of xx filed by xx.
The annual county taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.990%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The subject loan is in collections.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.990%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2019, with the new principal balance of xx.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2004. The borrower has been discharged on xx/xx/2008 and also got terminated on xx/xx/2008. The date of last filing bankruptcy was xx/xx/2008.
As per servicing comments dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan. No recent sale has been scheduled as per latest comment. No further information available to understand the current status of foreclosure process.
As per the latest BPO report dated xx/xx/2021 located at, "xx", the subject property has unrepaired damages of roof and the estimated cost of repairs is xx. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per servicing comment dated xx/xx/2022, the subject property has been affected by natural disaster.
As per servicing comment dated xx/xx/2021, the borrower's income has not been impacted due to Covid-19 pandemic.

Foreclosure Comments:As per servicing comments dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan. No recent sale has been scheduled as per latest comment. No further information available to understand the current status of foreclosure process.
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2004. As per schedule D of voluntary petition dated xx/xx/2004 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2005 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 plan was filed on xx/xx/2004, and confirmed on xx/xx/2005. The borrower has promised to make monthly mortgage payment in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. The borrower has been discharged on xx/xx/2008 and also got terminated on xx/xx/2008. The date of last filing bankruptcy was xx/xx/2008. No more evidences are available regarding current bankruptcy status.	The loan was modified on xx/xx/2019 with the 02 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 10.990% beginning from xx/xx/2019 and the new maturity date is xx/xx/2032.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6NFRBE47HF9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.490%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	105.555%	105.555%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	9.499%	xx	xx/xx/2022	Financial Hardship	According to updated title report dated xx/xx/2022,the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for "xx".

There are 05 state tax liens available against the borrower in the total amount of xx in the favor of "xx" and recorded on different dates.

There is a civil judgment available against the borrower in the amount of xx in the favor of "xx" and recorded on xx/xx/2021.

There are 02 civil judgments available against the borrower in the total amount of xx in the favor of "xx" and recorded on different dates.

1st and 2nd installments of county taxes for 2021 have been paid in full in the total amount of xx on different dates.
As per payment history dated xx/xx/2022, the loan is currently in delinquency for 09 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.499%. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is in foreclosure.
As per payment history dated xx/xx/2022, the loan is currently in delinquency for 09 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.499%. The UPB as of the date is in the amount of xx.
As per comment dated xx/xx/2022, the loan is in foreclosure and file was received by attorney on xx/xx/2022. Further details not provided.
No evidences have been found regarding the bankruptcy process.
As per BPO report dated xx/xx/2020 and located at "xx", the storm door has to be replaced, repair vinyl siding at soffit and fascia and paint all previously painted areas or exposed wood. The total amount of repairing cost is xx. Further details not provided.
Foreclosure Comments:As per comment dated xx/xx/2022, the loan is in foreclosure and file was received by attorney on xx/xx/2022. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 9.499% beginning from xx/xx/2022 to the maturity date of xx/xx/2023.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * LTV or CLTV exceeds 104% (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PZULZY5NR5J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.210%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	54.814%	54.814%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.210%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with the lender xx for the amount of xx.

The chain of assignment has been completed. Currently, the assignment is with the "xx" recorded on xx/xx/2019.

There is a credit card judgment against the borrower in the favor of xx recorded on xx/xx/2019.

First and second installments of county taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 18 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.210%.	Collections Comments:The loan is currently in the collection. According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 18 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.210%. The loan has been modified. The borrower did not file the bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/2021 the borrower's income is impacted by covid-19. FB plans ran and were extended several times from xx/xx/2021 and last FB plan was provided on xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2021, the subject property is affected by natural disaster. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2020 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 9.210% beginning on xx/xx/2020 till maturity date of xx/xx/2043.	Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"		* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The required state disclosure Freedom to Choose Insurance Company and Insurance Professional missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GWZK8B4KD8W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.624%	300	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	95.003%	95.003%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2002 in the amount of xx with xx.

The chain of assignments has been completed. Currently, the assignment is xx Its successors and assigns.

There are five judgments against borrower in the favor of "xx" in the total amount of xx which were recorded on different dates.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.624%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.624%. The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
Bona Fide Discount Points Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
																																																																																								The discount points are marked as bona fide but an undiscounted rate value was not provided."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EOCW41UE7GY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.490%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	105.091%	105.091%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	10.990%	xx	xx/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which recorded on xx/xx/2008 in the amount of xx with xx.
As per the subordinate agreement with the instrument #xx, there is a mortgage recorded prior to the subject mortgage on xx/xx/2005 which was subordinated with the subject mortgage. Hence the subject mortgage is at first lien position.
The chain of assignment with the xx recorded on xx/xx/2022.
Active liens and judgments against the borrower/property:
There are two state tax liens against the xx in favor of xx recorded on different dates.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
As per the comment dated xx/xx/2022, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 10.99% beginning from xx/xx/2021 till the maturity date of xx/xx/2061. The interest bearing amount is xx.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I7425KGKN6N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.100%	181	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	85.176%	85.176%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.990%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The current assignment is with "xx".
There is a civil judgment found in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
The 2021 combined annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.999% . The current UPB is xx. The last payment was received as per AOT located at "xx".	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 10.999% . The current UPB is xx. The last payment was received as per AOT.
The BPO dated xx/xx/2021 (xx) shows that the property was damaged. The estimated cost of repairs is xx.  The comment history does not show any evidence about damage and repair.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per latest property inspection report dated xx/xx/2021 located at "xx" the subject property is occupied by unknown.
As per collection comments dated xx/xx/2020, the borrower is not impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2020 between borrower and the lender.
The reason for modification is financial hardship.
The borrower promised to pay monthly P&I of xx with the rate of interest of 10.99%. The new UPB is xx. The first payment date is xx/xx/2020 and the maturity date is xx/xx/2047.
Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed.
TILA Foreclosure Rescission Finance Charge Test Failed.
TILA APR Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: xx, Comparison Data:  xx,Variance:-xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx, Comparison Data:  xx,Variance:-xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA APR test.
Loan Data:12.690%, Comparison Data: 12.904%,Variance:-0.214%
The annual percentage rate (xx) is 12.904%. The disclosed APR of 12.690% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in  oklahoma. The following state disclosures are missing in the loan file;
1. OK Title protection notice.
2. Insurance Disclosure.
3. NSF Fee Disclosure.
4. Over-the-limit fees.
5. Notice of Rights to Obtain a Security Freeze."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZCVNMPRPZ87	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.370%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	86.350%	86.350%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.875%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 for the amount xx held by xx. The chain of assignment is complete. The last assignment is with "xx". There are 3 prior state tax liens active against the borrower in the favor of same plaintiff "xx" recorded on same date xx/xx/1995. However, the amount is not mentioned on supportive document. There is one junior judgment active against the borrower in the amount of xx held by "xx" and recorded on xx/xx/2014. Annual county taxes of 2022 are due for xx/xx/2023 in the amount of xx. No delinquent taxes have been found for the prior year.	Review of payment history as of xx/xx/2022 shows that the borrower is 6 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 8.496 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection. Review of payment history as of xx/xx/2022 shows that the borrower is 6 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 8.496 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx. No foreclosure & bankruptcy evidence has been found. As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2021. As per recent BPO report dated xx/xx/2022 located at "xx", the subject property is vacant. No damage was noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2022 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 3.875 % that began from the first payment date xx/xx/2022 till the maturity date of xx/xx/2062. The deferred amount is xx & interest bearing amount is xx. The deferred amount is due & payable as a balloon payment at maturity. However, this mod is not implemented yet by the borrower.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx", the subject property type is "xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:  The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
I8CGBI2YWAM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	98.440%	98.440%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	10.130%	xx	xx/xx/2017	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2006 in the amount of xx with xx, and it was recorded on xx/xx/2006.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens found.

Annual combined taxes of 2021 are exempt.	The review of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due date of payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 10.13%. The UPB as of the date is mentioned in the updated payment history is in the amount of $ xx.	Collections Comments:The loan is in performing.

The review of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due date of payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 10.13%. The UPB as of the date is mentioned in the updated payment history is in the amount of $ xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

As per the comment dated xx/xx/2020 the borrower's income was impacted by covid-19. Covid-19 FB plans ran and were extended several times from xx/xx/2020.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of xx/xx/2017. The borrower agreed to pay the UPB of xx with a 10.130% interest rate, xx in P&I, and a fixed amortized type for the period starting on xx/xx/2017 and ending on xx/xx/2057. The servicer had forgiven the principal for the amount of xx.	Origination Appraisal		2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X3NS47CI8SR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.190%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	85.747%	85.747%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with the lender xx for the amount of xx.
The chain of assignment is not been completed. Currently, the assignment is with the xx recorded on xx/xx/2022 instead of xx servicing
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 27 months and the next due date for payment is xx/xx/2020. The last payment was received in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.690%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The subject loan is in collections.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 27 months and the next due date for payment is xx/xx/2020. The last payment was received in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.690%. The current UPB reflected as per the payment history is in the amount of xx.
The loan has been modified on xx/xx/2022.
 The borrower did not file bankruptcy. The foreclosure was not initiated.
As per the comment dated xx/xx/2021 the borrower is impacted by covid-19. FB plans ran and were extended several times from xx/xx/2020 and last FB plan was provided on xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is non-owner occupied. As per the comment dated xx/xx/2021, the subject property is affected by natural disaster. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 3.125% beginning on xx/xx/2022 till maturity date of xx/xx/2062.	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL the loan data is 5.000%, the comparison data is 4.000% and the variance is +1.000%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IN5SH57CZZ6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.208%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.758%	118.149%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2007 in the amount of xx with xx and it was recorded on xx/xx/2007.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a prior mortgage originated on xx/xx/2005 in the amount of xx with xx, and it was recorded on xx/xx/2006.

No active judgments or liens found.

First half town taxes of 2021 are due in the amount of xx on xx/xx/2022.
Second half town taxes of 2021 are due in the amount of xx on xx/xx/2023.

Annual other taxes of 2022 are due in the total amount of xx on xx/xx/2022.
Annual other taxes of 2023 are due in the total amount of xx on xx/xx/2023

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 4 months and the next due date of payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 10.208%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.208%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:

Prohibited Fees Test: FAIL Charged: xx   Allowed: xx   Over by: +xx

Prohibited Fees Test Inclusion-

1103 Title Examination Fee xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Credit Agreement Disclosure
2. Cosigner Notice
3. Notice to Consumer
4. Compliance with Truth in Lending Act
																																																																																								5. Choice of Insurer Disclosure"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S08ZPS9ZXAF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Yes	First	xx	xx	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.240%	240	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	63.056%	63.056%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 with lender xx which was recorded on xx/xx/2004 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
No active liens and judgment have been found on the updated title report.
Annual county tax for the year of 2014 has been paid on xx/xx/2015 in the amount of xx.
Annual county taxes for the year of 2015 to 2021 are delinquent in the total amount of xx and it is good through on xx/xx/2022.
Review of the payment history shows that the borrower has been delinquent for 52 months. The last payment was received in the amount of xx which was applied on xx/xx/2018 and the next due date is xx/xx/2018. The rate of interest is 7.249% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is currently in foreclosure. Review of the collection comments states that the borrower has been delinquent for 52 months. The last payment was received in the amount of xx which was applied on xx/xx/2018 and the next due date is xx/xx/2018. The rate of interest is 7.249% and the current UPB is in the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019 on the subject property. As per latest comment no sale has been scheduled. As per servicing Comment dated xx/xx/2020 the foreclosure was suspended. No comments have been found regarding foreclosure in the latest servicing comments.
As per servicing comment unable to determine the reason for default.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found regarding Covid-19.
Foreclosure Comments:As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019 on the subject property. As per latest comment no sale has been scheduled. As per servicing comment dated xx/xx/2020 the foreclosure was suspended. No comments have been found regarding foreclosure in the latest servicing comments.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure."
* Property is Manufactured Housing (Lvl 2)     "Home is not affixed to the land. An appraisal report at time of origination is missing from the loan file and the seller's tape data shows that the subject property type is "xx"xx"xx"xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DDOECH9OR4H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.820%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	71.976%	71.976%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.976%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2022.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
xx for the regular payment is xx/xx/2021. The amount of P&I is xx with the rate of interest 6.976%. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:xx for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, borrower's income is impacted by covid-19. FB plans ran and ended on xx/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner.  As per servicing comment dated xx/xx/2021, the subject property has been affected by natural disaster. Estimated cost is not available. No details provided regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.976% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2060. The modification agreement has 4 steps.
The lender has agreed to forgive the principal in the amount of xx.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: xx,Comparison Data: xx,Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx,Comparison Data: xx,Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.TX Loan Agreement Notice
2.Commitment RequiremenTAnti-Tying
3.Choice of Insurance Notice
4.Collateral Protection Insurance Disclosure
5.Non-Deposit Investment Product Disclosure Are there any promotional materials?
6.Insurance Solicitation/Post Commitment Requirement"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D17KE7XPX7N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.660%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	75.099%	75.099%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 with instrument# xx in the amount of xx in favor of xx. The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/xx/2017. There is one UCC financing statement open against the borrower which was recorded on xx/xx/2019 in favor of xx. County taxes of 2021 are paid off in the amount of xx on xx/xx/2021. No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is in collections. Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 2.875% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2061. Reason for modification is financial hardship. Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.875%. Collection comment dated xx/xx/2021 states that the borrower is impacted by Covid-19. No further information has been found. Information on the foreclosure proceedings is not available. Information on the bankruptcy proceedings is not available.

Update:
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the servicer provided a 6 month RPP, which began on xx/xx/2024 and ended on xx/xx/2024 with a monthly payment of xx.
As per the comment dated xx/xx/2024, the RFD was excessive obligations.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2022.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 2.875% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2061. Reason for modification is financial hardship.	Credit Application Prepayment Penalty Rider	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per appraisal document report located at "xx Page# xx"xx"	* Lost Note Affidavit (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
H25W3KZZT9V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.504%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	103.499%	103.499%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the favor of xx. in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/xx/2022 in the amount of xx
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the comment dated xx/xx/2021 the borrower's income has been impacted due to covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.000% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2062. There are no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Choice of Insurance Disclosure
4. Co-Signer Notice
5. Tattle Tale Notice under the Marital Property Act"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9C8YEOUPZR4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	83.422%	83.422%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx. Its successors and assigns.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

Annual city taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

There are two notice judgments against borrower in favor of "xx" in the total amount of xx which were recorded on different dates.

There is one notice of judgment against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2013.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.750%. The current UPB reflected as per the payment history is in the amount of xx.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

No information has been found related to damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, credit application is located at "xx"xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6K4A8D5ZMH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.180%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	84.813%	94.779%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignments has been completed. Currently, the assignment xx. Its successors and assigns.

There are 2 Judgments open against the borrower in favor of "xx" which was recorded on different dates combined in the amount of xx.

1st county taxes of 2022 have been due in the amount of xx on xx/xx/2022.

2nd county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments: The current legal status is collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is in the amount of xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1PDJZJ3QQ2R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Yes	Second	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.009%	181	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	98.996%	98.996%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx. Its successors and assigns.

Annual county taxes of 2021 have been paid in the total amount of xx on xx/xx/2021.

2nd combined taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.

There is a civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2007.

There is a civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2008.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 12 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.999%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 12 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.999%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. According to collection comment dated xx/xx/2021, the servicer provided FB which ran from xx/xx/2021 to xx/xx/2022.

As per servicing comment dated xx/xx/2021, homeowner's property was affected by natural disaster. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2021, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2021. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx,Comparison Data: xx, Variance:-xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YNHME5RCQ9U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.410%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	85.401%	85.401%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with lender xx on xx/xx/2007 for the amount of xx.
The chain of assignment has been completed, currently the assignment is with xx.
There is civil judgment recorded on xx/xx/2008 for the amount of xx in the favor of xx.
Annual county taxes for the year 2019 have been paid for the amount of xx. However, the taxes for the year 2020-2021 are delinquent for the amount of xx with the good through date of xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 18 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 6.588%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection.
 According to the payment history as of xx/xx/2022, the borrower has been delinquent for 18 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 6.588%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 7 with case#xx on xx/xx/2009. The case was discharged on xx/xx/2009 and terminated on xx/xx/2009.
The subject property is owner-occupied.  As per the BPO report dated xx/xx/2022 and located at "xx", shows the amount of xx has been repaired for roof replacement, painting. The latest servicing comments does not reflect for the damage or repair.
As per the servicing comment dated xx/xx/2021, the borrower's income has been impacted due to covid-19.

Update:
According to the comment dated xx/xx/2024, the property inspection report of xx/xx/2024 states that the blue tarp on the roof due to rook leak.
As per the comment dated xx/xx/2022, the borrower was in Pandemic FB plan that was actually a deferral and they discussed modification after, deferral ends December 2022.
As per the comment dated xx/xx/2024, the county taxes of 2022 & 2023 are delinquent in the amount of xx.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with case#xx on xx/xx/2009. The case was discharged on xx/xx/2009 and terminated on xx/xx/2009.
The modification agreement is missing from the loan file.
The subject mortgage is originated with xx&I xx and interest rate of 10.410%. The latest PH shows the current P&I as xx with an interest rate of 6.588%. Their is reduction in rate and P&I. Also, tape shows the mod date as xx/xx/2010. However, the mod is missing from the loan file. The comment history does not reflect the comments indicating the modification.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx", which seems original note has been lost or misplaced. However, the copy of note is available. The values are updated as per same."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the TILA foreclosure rescission finance charge test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Fail

Loan Data    Comparison Data      Variance
xx      xx        -xx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file. However, the copy of appraisal report available located at "xx"xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1KFZZ98NNXG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	75.438%	75.438%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" instead of xx.
Combined taxes for the year of 2021 have been paid in the total amount of xx.
Combined taxes for the year of 2021 have been due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date of xx/xx/2022. The monthly P & I is in the amount of xx with an interest rate of 7.500%. The current UPB is reflected in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collections.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date of xx/xx/2022. The monthly P & I is in the amount of xx with an interest rate of 7.500%. The current UPB is reflected in tape for the amount of xx.
According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2010. The last filing date is xx/xx/2015. The plans was confirmed on xx/xx/2010.
The POC was filed on xx/xx/2010 with amount xx. The plan was discharged on xx/xx/2014 and terminated xx/xx/2015.
No foreclosure activity has been found.
No information has been found related damage or repairs.
As per latest BPO report dated xx/xx/2022 located at "xx".
As per collection comment dated xx/xx/2020 the borrower's income is impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2010. The last filing date is xx/xx/2015. The plans was confirmed on xx/xx/2010.
The POC was filed on xx/xx/2010 with amount xx. The plan was discharged on xx/xx/2014 and terminated xx/xx/2015.
Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "xx"xx "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JCBA4SEQF60	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.692%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.580%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and it was recorded on xx/xx/2004 in the amount of xx in favor of xx for "xx".

The chain of assignments is completed as the subject mortgage is still with the lender "xx".

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st and 2nd installments of town taxes for 2021 have been paid in full in the total amount of xx on different dates.

1st and 2nd installments of town taxes for 2022 are due in the total amount of xx on different dates xx on different dates.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 19 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.972%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 19 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.972%. The current UPB reflected as per the payment history is in the amount of xx.
As per servicing comments, the foreclosure was initiated on the loan by the servicer and file was received by the attorney on xx/xx/2022. Further details not provided.
As per comment dated xx/xx/2022, the reason for default of the borrower is curtailment of income.
No evidences have been found regarding the bankruptcy process.
As per BPO report dated xx/xx/2020 and located at "xx", the roof has been damaged to the subject property and amount of repairing cost is xx. Further details not provided.

Foreclosure Comments:As per servicing comments. The foreclosure was initiated on the loan by the servicer and file was received by the attorney on xx/xx/2022. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with the 4 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 4.580% beginning from xx/xx/2022 and the new maturity date is xx/xx/2062.	Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx" due to
The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited: If the loan is a Consumer Loan (Iowa Code §537.1301(xx)) it may charge an "additional charge". (xx).If the loan is a Home Acquisition Loan (Iowa Code §535.8(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(xx), Gardin v. XXXX Co. 661 N.W.d2 193)If the loan is a Home Equity Line of Credit (Iowa Code §535.10(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(xx); §535.8(xx), and Gardin v. XXXX Co. 661 N.W.d2 193)."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
Borrower charged Title Examination Fee xxand Release Fee xx
The loan failed the prohibited fees test.Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:If the loan is a Consumer Loan (Iowa Code §537.1301(xx)) it may charge an "additional charge". (xx).If the loan is a Home Acquisition Loan (Iowa Code §535.8(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(xx), Gardin v. XXXX Co. 661 N.W.d2 193)If the loan is a Home Equity Line of Credit (Iowa Code §535.10(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(xx); §535.8(xx), and Gardin v. XXXX Co. 661 N.W.d2 193)"
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23C3LBTFSCK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.574%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	27.740%	27.740%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	No	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded xx/xx/2006 in the amount of xx with xx.

The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.

No active judgments or liens have been found.

1st combined taxes of 2022/2023 have been due in the amount of xx on xx/xx/2022.

2nd combined taxes of 2022/2023 have been due in the amount of xx on xx/xx/2022.
Annual combined taxes of 2022/2023 have been due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 24 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.574%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 24 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.574%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.
Update:-
No additional information found in recent collection comments"
The collection comment is incomplete.The collection comments are available from xx/xx/2022 to xx/xx/2024.
The collection comments are missing from xx/xx/2024 to xx/xx/2022

 As per comment dated xx/xx/2022 the transfer of ownership letter was sent.
As per comment dated xx/xx/2023 county taxes are due from  xx/xx/2023 to xx/xx/2023.
As per comment dated xx/xx/2024 recovery start of Foreclosure Demand Letter was given.
As per comment dated the payment is due for month of may.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FP3R61AOF8L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	45.490%	45.490%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx"
The chain of assignments is complete; the current assignee is "xx".
No active liens and judgments have been found against the borrower and subject property.
The 2022 city annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 school annual taxes have been due in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.039%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.039%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The comment history dated xx/xx/2021 shows that the borrower's reason for default is financially impacted by covid.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx.
Loan failed TILA foreclosure rescission due to finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZWII974L95Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.320%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2008with the lender xx. in the amount of xx, which was recorded on xx/xx/2008 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2022.
There is prior mortgage active against the subject property in the favor of xx. in the amount of xx which was recorded on xx/xx/1998.
Annual county taxes of 2022 were due on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 11.320%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comment has been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NEYVD1BM3K9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	9.770%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	97.566%	97.566%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of "xx".
The assignment chain has not been completed. The current mortgage is with "xx". However, it should be with "xx".
No active judgments or liens were found.
The first installment of county taxes for the year of 2021 are delinquent in the total amount of xx which were due on xx/xx/2022 and good through date was xx/xx/2022.
The second installment of county taxes for the year of 2021 is due in the total amount of xx on xx/xx/2022.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.696%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.696%. The current UPB is xx.
The property is owner occupied. The BPO report dated xx/xx/2022 (xx) shows that the roof and siding was damaged. The estimated cost of repairs is xx. The current status of repair has not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case# xx on xx/xx/2017. The reaffirmation agreement filed on xx/xx/2017. As per Voluntary Petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2018 and also got terminated on xx/xx/2018. The date of last filing bankruptcy was xx/xx/2018. No more evidences are available regarding current bankruptcy status.	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the IL. The following state disclosures are missing in the loan file;
1. IL Collateral Protection Insurance Notice
																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TPBOC84PI52	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	8.953%	240	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	85.791%	85.791%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.948%	xx	xx/xx/2022	Financial Hardship	As per the updated title dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 which was recorded on xx/xx/2004 in the favor xx, in the amount of xx.
Chain of Assignment has not been completed.  Currently, the mortgage is with xx. However, it should be with xx.
There are 2 state tax liens in the favor of xx. The first was recorded on xx/xx/2009 and the other was recorded on xx/xx/2014 in the amount of xx.
There are 2 civil judgments. The first was recorded on xx/xx/2016 in the favor of xx recorded on xx/xx/2020 in the favor of xx.
1st and 2nd installment combined taxes of 2021 in the amount of xx. No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 20+months and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2022 which was applied to xx/xx/2020 in the amount of xx. The P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2022 which was applied to xx/xx/2020 in the amount of xx. No records for foreclosure have been found. The RFD is curtailment of income. As per the comments dated xx/xx/2020, the borrower's income has been impacted due to covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower "xx" had filed bankruptcy under chapter 07 on xx/xx/2005 with case xx. The debtor was discharged on xx/xx/2006 and the case was terminated on xx/xx/2006.	The loan modification agreement was made between borrower xx and lender xx on xx/xx/2022. As per the modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of xx monthly with a modified interest rate of 7.948%, beginning from xx/xx/2022. The maturity is xx/xx/2062. This modification agreement is not executed by the borrower.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The property is located in Ohio. The following disclosures are missing from the loan file.

1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
																																																																																								3. Non-Deposit Insurance Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5SLRYAC6WGN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	85.161%	85.161%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.004%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 with the lender xx. The amount of xx which was recorded on xx/xx/2003 with Instrument # xx

The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx.

There is one active junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2005 with the instrument # xx

There is one credit card judgment against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.

1st installment of county taxes for the year 2022 has been paid off in the amount of xx on xx/xx/2022.

2nd installment of county taxes for year 2022 was due on xx/xx/2022 in the amount of xx.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 2.004%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of xx/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 2.004%. The current UPB reflected is in the amount of xx.

The collection comment dated xx/xx/2021 borrower's income impacted due to covid-19.
Forbearance plan being offered on loan. The collection comment dated xx/xx/2020 the forbearance plan started from xx/xx/2020. Forbearance plan ran and were extended from xx/xx/2020.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated xx/xx/2021, the subject property is owner occupied and is in average condition.

The Modification agreement was made between xx and xx on xx/xx/2021. The new modified principal balance is $ xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 2.004% beginning from xx/xx/2021 till the maturity date of xx/xx/2061. Interest bearing amount is xx. There is no forgiven amount and deferred amount is xx and it will be payable as a balloon payment at maturity.

Update-
The Collection comments is are available from xx/xx/2022 to xx/xx/2024. The Collection comments are missing from xx/xx/2022 to xx/xx/2022.
As per the collection comment dated xx/xx/2023, shows there are several HAF payments from xx/xx/2023 in the amount of xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2021. The new modified principal balance is $ xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 2.004% beginning from xx/xx/2021 till the maturity date of xx/xx/2061. Interest bearing amount is xx. There is no forgiven amount and deferred amount is xx and it will be payable as a balloon payment at maturity.	Credit Application Hazard Insurance Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Missing proof of hazard insurance (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
A1UQKVC7MVG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.620%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	92.560%	92.560%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with lender xx on xx/xx/2007 for the amount of xx.
The chain of assignment has been completed, currently the assignment is with xx.
There is junior mortgage originated on xx/xx/2019 with lender xx. a Florida Corporation and recorded on xx/xx/2019 for the amount of xx; however the satisfaction of this mortgage located at "xx".
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx.
No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2021, the borrower has been delinquent for 11 months and the next due date is xx/xx/2021.The last payment was received on xx/xx/2021 for the amount of xx with an interest rate of 11.618%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2021, the borrower has been delinquent for 11 months and the next due date is xx/xx/2021.The last payment was received on xx/xx/2021 for the amount of xx with an interest rate of 11.618%. The current UPB is reflected in PH for the amount of xx
The Collection comments is are available from xx/xx/2022 to xx/xx/2024. The Collection comments are missing from xx/xx/2022 to xx/xx/2022.
As per the collection comment dated xx/xx/2024 shows Foreclosure is in hold due to BK.
As per the collection comment dated xx/xx/2024, shows Reinstatement to xx/xx/2024 to Jeannette W for POC.
As per the collection comment dated xx/xx/2024, shows payoff on xx/xx/2024 in the total amount of xx.
As per the collection comment dated xx/xx/2023, shows Notice of Default on xx/xx/2023.
 As per the collection comment dated xx/xx/2023, shows FC attorney completed on xx/xx/2023

 No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition.
No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. As per comment dated xx/xx/2021 located at "xx" the borrower stated that the property has been demolished. However, as per lasted BPO report dated xx/xx/2022 located at xx. It is considered new property
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VDWJA0Z9TZO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.800%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	30.313%	30.313%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.500%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 16 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 7.500% which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 16 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 7.500% which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No bankruptcy & foreclosure evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022.
As per recent BPO report dated xx/xx/2022 located at "xx", the subject property appears to be maintained & owner occupied. No damages were observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date xx/xx/2022 and a new principal balance is xx to a step modification and the rate was starting from 7.500 % and borrower has promised to pay P&I in the amount of xx that began from xx/xx/2022 with a new maturity date of xx/xx/2041. The rate changes in 2 steps ending at 8.500%. The servicer has agreed to forgive the principal amount of xx which exceeds 2% of the modified principal balance.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following list of fee was included in the test:  Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Title Examination Fee xx
Attorney's Fee xx
Reconveyance Fee xx
Recording Fee xx
Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UVHUL1J6UHG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.940%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	93.338%	93.338%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022 the subject mortgage was originated on xx/xx/2005 with xx, a corporation recorded on xx/xx/2005 The chain of assignment is complete.
As there is one junior mortgage on the subject property in the amount of xx in favor of xx. (xx) which was recorded on xx/xx/2007.
As there is two civil judgment against the borrower, first one is in the amount of xx in favor of xx which was recorded on xx/xx/2019 and second one is in the amount of xx in favor of xx which was recorded on xx/xx/2019.
2021 combined annual taxes are due in the amount of xx and No prior years delinquent taxes have been found pending.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 02 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.440%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 02 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.440%. The new UPB is reflected in the amount of xx for default is unable to be determined.
The loan has been modified on xx/xx/2018.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80JAK64I2VL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	180	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	37.814%	37.814%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	57.809%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	6.475%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx.
The chain of assignment has been completed as the subject mortgage is currently assigned to "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
1st half county taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.
2nd county taxes of 2022 have been due in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2022, the borrower is delinquent for 1 month. The next due date is xx/xx/2022. The current UPB is xx, and the current interest rate, as per payment history is 7.750%.
xx which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 7.750%. The current UPB reflected in the payment history is xx.	Collections Comments:Currently, the loan is in collections.
As per review of the payment history dated as of xx/xx/2022, the borrower is delinquent for 1 month. The next due date is xx/xx/2022. The current UPB is xx, and the current interest rate, as per payment history is 7.750%.
The loan was modified on xx/xx/2013 with the 3 step amortization with the new principal balance of xx and the new interest bearing principal amount is xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 6.475% beginning from xx/xx/2013 and the new maturity date is xx/xx/2053.
As per servicing comment dated xx/xx/2022, the subject property was affected by natural disaster. CCs in file do not show any damage.
Collection comment dated xx/xx/2022 states that the RFD is curtailment of income. No further information has been found.
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 in three-step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with interest rate of 6.475% beginning from xx/xx/2013 and the new maturity date is xx/xx/2053.			1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GK62HVW2106	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	84.413%	84.413%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	9.578%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.000%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx Inc. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx recorded on xx/xx/2022.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 20 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.000%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.000%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/2021 the borrower was impacted by covid-19. FB plans ran and were extended several times from xx/xx/2020 and last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2021, the subject property is affected by natural disaster. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The forgiven amount is xx. There are 6 steps of modification. The borrower has promised to pay the amount of xx with the interest rate of 2.000% beginning on xx/xx/2022 till maturity date of xx/xx/2062.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file;
OK Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
Notice of Rights to Obtain a Security Freeze"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SH4KI9BLIJ1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2000 with the lender xx financial Corporation which was recorded on xx/xx/2000 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a state tax lien against the borrower in the favor of xx which was recorded on xx/xx/2009.

1st and 2nd installments combined taxes of 2021 have been paid on xx/xx/2022 and xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for a month. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for a month. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the temporary modification located at "xx" made between borrower and servicer on xx/xx/2009. The new modified principal balance is xx. The debtor has promised to pay in the amount of xx with an interest rate of 5% beginning from xx/xx/2009 till 5 years after that the borrower will resume the payment as per the note term.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BNLOF7WZQ0X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Unavailable	Yes	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.080%	240	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	86.191%	86.191%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	6.996%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

2nd combined taxes of 2021 have been paid in the amount of xx on 006/21/2022.

No prior year delinquent taxes have been found.

There are nine state tax liens found against borrower in the total amount of xx which were recorded on different dates.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.996%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.996%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2022.

According to PACER, the borrower "xx" filed the bankruptcy under chapter 07 with case# xx:xx on xx/xx/2006. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The chapter 07 plan was discharged on xx/xx/2007 and terminated on xx/xx/2007.
Foreclosure Comments:The foreclosure was initiated in 2018. As per comment dated xx/xx/2018, foreclosure was on hold due to modification plan. Further details not provided.
As per the comment dated xx/xx/2018, the litigation issue has been identified. No any comment found that litigation has been resolved. Further details not provided.
As per the comment dated xx/xx/2018, the contested issue has been found. The comment dated xx/xx/2018, shows that the contested matter has been resolved. However, further details not provided.

Bankruptcy Comments:According to PACER, the borrower "xx" filed the bankruptcy under chapter 07 with case# xx on xx/xx/2006. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The chapter 07 plan was discharged on xx/xx/2007 and terminated on xx/xx/2007.	The modification agreement was made between lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 6.996% beginning from xx/xx/2019 with a maturity date of xx/xx/2038. The modification does not have a balloon provision. As per Notice of Loan Modification Agreement Adjustment, the modification agreement was modified on xx/xx/2019. The payment deferral agreement was made on xx/xx/2022.	Affiliated Business Disclosure ARM Rider Credit Application Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Mortgage - Missing required ARM Rider (Lvl 2)     "xx"
* Prepayment Rider Missing (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J4U84GPDUDT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Purchase	92.887%	92.887%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	2.000%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2000 with the lender xx, N. A. which was recorded on xx/xx/2000.
The chain of assignment has been completed as xx with xx.
There are 4 civil judgments in the favor of xx in the amount of xx which were recorded different dates.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 4 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 4 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  As per comment dated xx/xx/2021, the subject property was damaged. As per comment dated xx/xx/2022, the subject property was affected due to natural disaster. However, the latest exterior BPO report located at "xx" does not show any repair.

Update:

The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2024, the notice of sale was filed and completed on xx/xx/2024.
As per the comment dated xx/xx/2024, the FC was placed on hold on xx/xx/2024.
As per the comment dated xx/xx/2023, the notice of default was completed on xx/xx/2023.
As per the comment dated xx/xx/2023, the assignment to the FC Attorney was completed on xx/xx/2023.
As per the comment dated xx/xx/2023, the streamline loan modification campaign has modified terms, which include a 4-month trial period plan given to the borrower.
As per the comment dated xx/xx/2022, as per the pacer report from the borrower's SSN number, the borrower filed joint Bk Ch-13 case no. xx, dismissed on xx/xx/2003, and the borrower filed joint Bk Ch-13 case no. xx, discharged on xx/xx/2009.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers "xx" had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2004. The POC was filed on xx/xx/2004 with the secured claim amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2004. The debtor was discharged on xx/xx/2009 and the case got terminated on xx/xx/2009.	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2012.
																																																																																		The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 3.875%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2012. The maturity is xx/xx/2028.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KBZNVXM1KNI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.090%	300	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	67.258%	67.258%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	46.961%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.000%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of "xx"
The chain of assignments is complete; the current assignee is "xx".
There is a notice of lien (xx) against the property in the amount of xx in favor of xx, which was recorded on xx/xx/2022.
There are two civil judgments found against the borrower in the favor of "xx" in the total amount of xx which were recorded on xx/xx/2003 & xx/xx/2006 respectively.
The annual county taxes of 2020/2021 have been sold or forfeited in the total amount of xx under certificate#xx which were good through until xx/xx/2022.
As per UT tax report (xx), for parcel#xx recorded against the property from the year 2009 to 2012 & from the year 2014 to 2015. For parcel# xx recorded against the property from the year 2009 to 2010 & for the respective year of 2012, 2014 & 2019. However, all the taxes for both parcel# xx
The annual installments of county taxes for the year of 2021 are paid in the amount of xx.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.000%.The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.000%.The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is Excessive Obligations.
No information has been found regarding the forbearance plan.
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 9.00% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2021. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.
As per the latest BPO report dated xx/xx/2022 located at "xx" the subject property had no damages.
As per latest BPO report dated xx/xx/2022 located at "xx" the subject property is vacant .

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 9.00% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2021. As per modification agreement, the lender has forgiven principal in the amount of xx However, the forgiven amount exceeds 2% of the modified principal balance	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "xx"xx". The following state disclosures are missing in the loan file;
1 Anti-Coercion Notice.
2 Radon Gas Disclosure.
3 Insurance Sales Disclosure."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. An appraisal report at the time of origination located at "xx Page#xx"shows the type of subject property as a manufactured home. However, the affidavit of affixation is not available in the loan file. A manufactured home rider is attached with a recorded mortgage located at" xx Page#xx"xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2UC0TOJNCO8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.947%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	70.717%	70.717%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx. The chain of assignments has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes are paid in the amount of xx each respectively.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount is xx.	Collections Comments:The current legal status is collections.
The borrower is currently delinquent for 8 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount is xx.
As per collection comment dated xx/xx/2020, the borrower was covid affected. The comment history dated xx/xx/2021 shows that the borrower's financial situation has not been changed to resume payments.
The current occupancy is owner occupied.
No further details have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx on xx/xx/2021. As per the modified terms, the new principal balance is xx and the interest bearing amount is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061.The deferred amount is xx. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
W8M32YJHXME	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	99.167%	99.167%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	7.680%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.

There is an active prior mortgage in favor of "xx" in the amount of xx recorded on xx/xx/1995 is not yet paid off completely. However, updated title report and final title policy is not shows this mortgage. There are no any release or satisfaction documents found in the loan package. Further detail not provide.

The 1st 2022 county taxes have been paid in the amount of xx on xx/xx/2022.

The 2nd 2022 county taxes have been due in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 15 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.680%. The current UPB reflected as per the payment history is in the amount is xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 15 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.680%. The current UPB reflected as per the payment history is in the amount is xx.

As per comment dated xx/xx/2021 the borrower's income is impacted by covid-19. The servicer provided FB plan which started from xx/xx/2021.

According to collection comment dated xx/xx/2021, property is affected by natural disaster.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating below expectation.

The subject property is owner occupied.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.680% beginning from xx/xx/2010 with a maturity date of xx/xx/2050. The modification have no balloon provision. The loan was modified once since origination.	Hazard Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Interest Rate or Discount Point Agreement.
																																																																																								2. Insurance Disclosure."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42VN2WO27XU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.764%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	86.316%	86.316%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 which was recorded on xx/xx/2004 in the amount of xx with xx.
The chain of assignment with the xx, recorded on xx/xx/2022.
No active liens and judgments have been found.
The county taxes of 2020 and 2021 have been delinquent in the amount of xx which is good through date xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
As per the BPO report dated xx/xx/2022 and located at "xx", the subject property is in vacant condition.

Update-
No additional information found in recent collection comments.
The Collection Comments are available from xx/xx/2023 to xx/xx/2024.  The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HWNARRU57X6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.010%	181	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	50.285%	50.285%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	10.010%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2009 with the lender xx a Corporation which was recorded on xx/xx/2009.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2022 are due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 11 months with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 11 months with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy and foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update: As per collection comment dated xx/xx/2023, COVID forbearance deferment was expires on November 2022. Foreclosure was initiated in this loan in 2023, as per servicing comment dated xx/xx/2023 foreclosure was put on hold for loss mitigation. No comments have been found regarding bankruptcy and foreclosure in the latest servicing comments.
As per the collection comment dated on xx/xx/2023, investor PRP approved modification with
UPB of xx, modified interest rate is 6.000%, modified P&I is xx with term of 60 months.
As per collection comment dated xx/xx/2023, borrower got offer for 09 month starting from August 2023 through April 2024.
CC are available from xx/xx/2022 to xx/xx/2024 and missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2019.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 10.010% and the borrower promises to pay P&I in the amount of xx began from xx/xx/2019. The maturity is xx/xx/2032.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4QUJD7ROQT1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.490%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	90.437%	90.437%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	9.000%	xx	xx/xx/2022	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 with lender 'xx' and recorded on xx/xx/2004 for the amount of xx.
The chain of assignment has been completed, currently the assignment is with 'xx'.
There are no active liens and judgments against the borrower.
Annual combined taxes for the year 2022 are paid off for the amount of xx.
No prior year tax delinquency has been found.
The payment history dated as of xx/xx/2022 reveals that the borrower has been delinquent from xx/xx/2021. The loan is in delinquency for 6 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 9.00%. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Loan is in collection.
The payment history dated as of xx/xx/2022 reveals that the borrower has been delinquent from xx/xx/2021. The loan is in delinquency for 6 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 9.00%. The latest payment history reflects the UPB in the amount of xx.
As per BPO report dated xx/xx/2022 (xx) subject property is occupied by owner.
The comment dated xx/xx/2021 shows that reason for default is curtailment of income due to covid-19.
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
The comment dated xx/xx/2021 shows that the property was damaged by a natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022, between the borrower and the lender. The borrower promises to make a monthly payment of xx with the rate of interest 9.00%, beginning from xx/xx/2022 till the maturity date of xx/xx/2063. The new principle balance stated in the modification is in the amount of xx.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
Late Fees Test failed and Bona Fide Discount Points Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed due to-
Late Fees Test failed-
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Bona Fide Discount Points Test failed-
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
G8XNJ2LEITX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.510%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	96.231%	96.231%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007, in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a state tax lien against the xx in favor of xx which was recorded on xx/xx/2017 in the amount of xx.

There is a credit card judgment against the borrower in favor of xx which was recorded on xx/xx/2022 in the amount of xx.

Annual borough and county taxes of 2022 have been paid in the total amount of xx.

Annual school taxes of 2022/2023 have been due in the amount of xx.

2022 county/borough real estate taxes have been paid at discount and the 2022 school real estate taxes have been due in the amount of xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

This modification agreement was made between lender and borrower on xx/xx/2022.

As per comment dated xx/xx/2021, the subject property is vacant. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer offered an FB which ran and extended several times from xx/xx/2021 to xx/xx/2022.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to-
Interest Rate Test failed- The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TU3SO4CS1XF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other		xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360		xx/xx/2005	xx/xx/2005		Conventional	Fixed		Cash Out	60.172%	60.172%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 which recorded on xx/xx/2005 in the amount of xx with xx
The chain of assignment is complete. The loan is currently assignment is with xx.
1. There are two civil judgments active against the borrower in favor of the xx in the amount of xx which were recorded on different dates.
2. There is a hospital lien active against the borrower in favor of the xx for the amount of xx which was recorded on xx/xx/2019.
3. There is an IRS lien active against the borrower in favor of the xx for the amount of xx which was recorded on xx/xx/2019.
Annual property taxes for the year 2021 are paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is 3 month delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and current interest rate as per payment history is 8.750%. As per the deferment agreement located "xx", the due date is adjusted from xx/xx/2020 to xx/xx/2021.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is 3 month delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and current interest rate as per payment history is 8.750%. As per the deferment agreement located "xx", the due date is adjusted from xx/xx/2020 to xx/xx/2021.
As per servicing comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer offered covid-19 FB plans that ran from xx/xx/2020 and were extended till xx/xx/2021.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JW2DQAX6NL1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	39.142%	39.142%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 with xx in the amount of xx and this was recorded on xx/xx/2007.
The chain of assignment is completed the subject mortgage is currently assigned with "xx".
There is an active junior mortgage against subject property in the amount of xx in the favor of xx, which was recorded on xx/xx/2021.
There is Claim of Lien (xx) open against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2007.
There is notice of lien open against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2020.
 Annual county taxes of the year 2021 have been paid in the amount of xx.

The review of payment history as of dated xx/xx/2022shows that, the borrower is 2 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment received date is xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 6.996%.
The UPB is xx.	Collections Comments:The loan is in collections.
The comment history dated xx/xx/2021 shows that the borrower's reason for default is curtailment of income.
The borrower is 2 months delinquent with the loan and the next due date for the payment is xx/xx/2022. The last payment received date is xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 6.996%. The UPB is xx.
As per comment dated xx/xx/2022, the subject property was damaged because of tree fall and borrower has received claim check in the amount of xx. The current status of repair has not been found. The property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SXF78DT569W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	95.030%	95.030%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	7.819%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx"
The chain of assignments is complete; the current assignee is "xx".
There is an active junior mortgage against the borrower in favor of "xx" in the amount of xx originated on xx/xx/2007 which was recorded on xx/xx/2007.
No active judgments or liens were found.
The combined taxes for the year 2022 to 2023 (xx) have been due in the total amount of xx for the due date xx/xx/2022, xx/xx/2023 and xx/xx/2023.
The combined taxes for the years 2022 to 2023 (xx) has been paid off in the total amount of xx on xx/xx/2022.
The county taxes for the year of 2022 have been paid off in the amount of xx on xx/xx/2022.
The school/city taxes for the years 2017, 2016, and 2013 have been sold/forfeited in the total amount of xx which were payable through xx/xx/2022.
The water charges for 2022 are delinquent in the amount of xx which were payable through xx/xx/2022.	The payment history dated as of xx/xx/2022 reveals that the borrower has been delinquent from xx/xx/2021. The loan is in delinquency for 6 months. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 10.990%. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Collections Comments:Loan is in collection.
The payment history dated as of xx/xx/2022 reveals that the borrower has been delinquent from xx/xx/2021. The loan is in delinquency for 6 months. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 10.990%. The latest payment history reflects the UPB in the amount of xx.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to covid-19 pandemic.
As per servicing comment dated xx/xx/2022, the property is occupied by owner.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is curtailed income.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2007.  The case was discharged on xx/xx/2012 and also got terminated on xx/xx/2013. The date of last filing bankruptcy was xx/xx/2013. No more evidence is available regarding the current BK.
As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022 with new UPB amount of xx.  Interest rate is 3.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date, as per modification, is xx/xx/2062.

Update:
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.875% beginning on xx/xx/2023 and a maturity date of xx/xx/2062.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2007.  As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2007, for the secured claim amount of xx and arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2007, and confirmed on xx/xx/2008. The borrower has promised to make monthly mortgage payments in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. Trustee's final report dated xx/xx/2013 shows that borrower has been paid the arrearage amount of xx towards creditor. The case was discharged on xx/xx/2012 and also got terminated on xx/xx/2013. The date of last filing bankruptcy was xx/xx/2013. No more evidence is available regarding the current BK.

This is a conventional fixed rate mortgage originated on xx/xx/2005 with a P&I of xx with the rate of interest 11.00% and a maturity date of xx/xx/2035. The current P&I as per the latest payment history as of xx/xx/2022 is xx and the rate of interest is 10.99%. The current UPB is reflected on tape in the amount of xx. However, there is a reduction in P&I and the rate of interest with respect to note data. The tape data indicates the latest modification was made on xx/xx/2021 with a rate of interest of 10.99% and P&I xx. It seems that loan was modified and copy of modification is missing from the loan file.

																																																																																			Affiliated Business Disclosure Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XAPA7YGNJGH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.210%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	93.128%	93.128%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	20.696%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. a corporation. The amount of xx which was recorded on xx/xx/2007 with Instrument# xx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

There is one civil judgment against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2015.

Annual county taxes for the year 2021 have been paid off in the total amount of xx on xx/xx/2021.

No delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 11.210%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is 11.210%. The current UPB reflected is in the amount of xx.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

The collection comment dated xx/xx/2021 the reason for default is excessive obligation.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated xx/xx/2022 the subject property is owner occupied and is in average condition.

Loan is not modified since origination.

Update:-
No addition information found recent collection comments.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at, "xx Page# xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data :xx,Comparison Data:xx Variance:-xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan Disclosures"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
M0PF15YEFKO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.510%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found against the borrower.
Annual combined taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the comment dated xx/xx/2020 the borrower's income has been impacted due to covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021.
The deferment agreement located "xx".

Updated-

The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2022.

The comment dated xx/xx/2024 shows that the taxes for 2022 and 2023 are delinquent in the amount of xx. The borrower is making payments of the county taxes with the current BK plan. The borrowers xx#xx. The APOC was filed by xx on xx/xx/2024.

As per the comment dated xx/xx/2024, the POC figures included 2 gap payments. There is too much claimed in the POC, as the trustee on top of that did a separate gap claim. The total between the xx and the Trustee Gap Ledger is 5 gap payments. The 2 gap payments from the POC in this whole set-up. There will be extra funds at the end of the BK if the POC is not amended to remove those gap payments. Amend the POC and remove xx for the 2 GAP's.

As per the comment dated xx/xx/2023, the subject property is occupied.

As per the comment dated xx/xx/2023, the amended plan filed xx/xx/2023.

As per the comment dated xx/xx/2023, proof of claim was filed on xx/xx/2023.

As per the comment dated xx/xx/2023, the POC bar date is xx/xx/2023.

As per the comment dated xx/xx/2023, the BK CH-13 was filed on xx/xx/2023, and the prior BK was also CH-13. The plan understates arrears as being xx instead of xx. The POC controls, but the difference makes the plan not feasible. The 7/1 and 8/1 post-petition payments are added to arrears. The first regular monthly post-petition payment will be made by xx for xx/xx/2023 in this case. The confirmation hearing date is xx/xx/2023 with an objection deadline of xx/xx/2023.

As per the comment dated xx/xx/2023, there is no FC attorney information listed.

As per the comment dated xx/xx/2023, as per ATR, the RFD is due to a gas leak. She could not pay the mortgage because she had to come up for xx to pay for the gas leak, then had to pay xxk to pay for bathroom renovation because they had to tear up the floor. Asked about husband if he is working, he is not working due to medical issues, so she is the only one working. Talked about spreading out the shortage; we can do 36 months spread by 183.01 = xx; she said she still cannot make that payment and has trouble just making the xx payment, talked with her about getting a small equity loan; she said she would not qualify, and I told her to still try. We also talked about refinancing: she said she could not because she has bad credit.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OCRRUCAX9Y6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	66.212%	66.212%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	8.794%	xx	xx/xx/2022	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with lender xx on xx/xx/2008 for the amount of xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2022 will be due on xx/xx/2023 for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 29 months and the next due date is xx/xx/2020. The last payment received date is unable to be determined. The monthly P&I is in the amount of xx with an interest rate of 10.040%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 29 months and the next due date is xx/xx/2020. The last payment received date is unable to be determined. The monthly P&I is in the amount of xx with an interest rate of 10.040%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. As per the BPO report dated xx/xx/2022 and located at "xx", shows the subject property had foundation repairs for the amount of xx. No details have been regarding repairs in latest 24 months comment history. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair.
As per comment dated xx/xx/2020, the borrower's income was affected by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender community xx and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.794% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision.	Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx" "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to:

Loan failed NC RSHL Modified HMDA APR threshold test due to APR calculated 12.200% exceeds APR threshold of 7.550% over by +4.650%.

Loan failed NC RSHL Conventional Mortgage Rate APR threshold test due to APR calculated 12.200% exceeds APR threshold of 7.600% over by +4.600%.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "xx""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JOLWWBLA6I3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.820%	181	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	81.535%	81.535%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	5.196%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx which was recorded on xx/xx/2005.

The chain of assignment has been completed. Currently assignee xx.

No active judgments or liens found.

Annual county taxes for the year 2022 are due in the amount of combine xx on xx/xx/2023.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 20 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 20 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state RFD.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.196% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per loan modification agreement is xx/xx/2030.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
B2TDMWFS0JZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	90.463%	90.463%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed.

No active liens and judgments against the borrower/property.

County taxes of 2021 are paid off in the amount of xx on xx/xx/2021.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income has been affected by Covid-19.
As per the BPO report dated xx/xx/2022 and located at "xx", the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx/xx/2007 with xx&I of xx with the rate of interest 11.61% and a maturity date of xx/xx/2037. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 11.11%. However, there is a reduction in P&I and rate of interest with respect to Note data. The tape data indicates the modification was made on xx/xx/2021. As per the collection comment dated xx/xx/2021, the completed modification was received on xx/xx/2021. The modification agreement is missing from the loan file.	Credit Application Missing Required State Disclosures Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"xx Page#xx"xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan documents;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CO11LH4YUJ8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.672%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	90.316%	90.316%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignments has been completed. Currently, the assignment is XXXX. Its successors and assigns.

There is an active prior mortgage available in the updated title report with the amount of xx, in favor of "xx" and which was recorded on xx/xx/2000.

No active judgments or liens have been found.

1st city taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

2nd city taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

3rd city taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

4th city taxes of 2021 have been due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.672%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.672%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran from xx/xx/2022.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation.

Further details not provided.

Update:-
No addition information found recent collection comments.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QCP6CEDTM63	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	91.413%	91.413%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.793%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx, with xx, recorded with the Book/Page# xx .
The chain of assignment has been completed. The last assignment is with xx.
No active liens and judgments have been found against borrower and property.
County annual taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
There are no prior year real estate delinquent taxes.	According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.As per comment dated xx/xx/2020, the servicer offered covid-19 FB plans that ran from xx/xx/2020 and were extended till xx/xx/2021.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2020.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.793% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per loan modification agreement is xx/xx/2060.	Credit Application Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
COUQXUZ8PJS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per payment history as of xx/xx/2022, the loan is currently performing and the next due date for regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is performing.
As per payment history as of xx/xx/2022, the loan is currently performing and the next due date for regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.
As per final 1003, the borrower is owner of "xx" from 22 years.
No information has been found regarding the bankruptcy and foreclosure process.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	1: Acceptable	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OIYMN2SK511	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.

There is no chain of assignment. Currently, the assignment is with original lender xx, its successors and assigns.

1st and 2nd county taxes of 2022 have been due in the total amount of xx.

No prior year delinquent taxes have been found.

There is one state tax lien found against the borrower in the amount of xx which recorded on xx/xx/2014 by the lender of xx.

There are four prior medical liens against the borrower in the favor of xx in the total amount of xx which were recorded on xx/xx/2020 and xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of xx.

Borrower has been working at "xx" in production department for 36 months.

The Covid-19 attestation document is available at "xx".

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6H2GBEEHYPD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.919%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx, which was recorded on xx/xx/2021 Instrument# | Book/Page# xx xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2021.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per seller's tape data borrower was unemployed at the time of closing.
The borrower xx has been working at xx as xx for 3 years.
Covid attestation is located at "xx".
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflect Points - Loan Discount Fee xx. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflect Appraisal Fee xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx
The following fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6L84FHDKHEX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	86.409%	86.409%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx, LTD.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021/2022 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

According to final application, the borrower xx is working at xx as an xx for 3.7 years.

No comment pertaining to the damage on the subject property has been observed.

Covid-19 attestation is available in the loan file located at "xx".

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No additional information found in recent collection comments.

CC Incomplete:
The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.552%. Tape shows BWR laid off multiple times before closing and lender miscalculation of income may push DTI up to 58%. Unable to calculate ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in February 2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SI8MV19X0CE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	52.894%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.000%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.000%.
As per the final application, the borrower is working at xx from 1 month.
The covid-19 attestation is available in loan file located at "xx".
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The subject property occupancy and the reason for default are unable to be determined.
No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RQHIOTJAQJC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	97.000%	104.653%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	43.820%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a junior mortgage active against the subject property in favor of "xx" which was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.	According to payment history tape data as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The current UPB reflected as per the payment history is in the amount of xx.
According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The case was dismissed on xx/xx/2020 and terminated on xx/xx/2020.
The latest property inspection report is not available in the loan file to determine current property condition.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. The case was dismissed on xx/xx/2020 and terminated on xx/xx/2020.

Not Applicable	Affiliated Business Disclosure Hazard Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows MI was rescinded on this loan leading to a repurchase from US bank. MI was rescinded due to it never being activated."
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E68OV7ULYI5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	40.671%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
No assignments have been found.
No active liens and judgments have been found.
First installment city taxes for the year of 2022 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2022, the borrower is currently making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.625%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
As per the payment history as of xx/xx/2022, the borrower is currently making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.625%. The new UPB is reflected in the amount of xx.
Currently, the borrower is working at xx from 7 years 11 months.
Subject property occupancy is unable to be determined in the available collection comment. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "xx" * GSE Points and Fees Test Violations (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CI77QXXV3IC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	43.750%	43.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the loan assignment is with original lender "xx"
There are 2 prior civil judgments available in UT in favor of same plaintiff "xx" which were recorded on xx/xx/2017 and xx/xx/2018 in the total amount of xx. However, the name of defendant does not match with subject borrower's name.
Property tax status is not provided in UT.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate of 2.99% which was applied for the due date of xx/xx/2022. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The current UPB reflected as per the payment history is in the amount of xx.
No foreclosure activity has been found. No post-close bankruptcy record has been found.
The loan was originated on xx/xx/2021. Seller's tape data shows that the co-borrower was unemployed at the time of closing.
Covid-19 attestation is available in the loan file located at "xx".
As per final loan application, the borrower has been working at xx as an xx for 20 years.
No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
W7X18RY80A3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	74.916%	74.916%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	18.408%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2022, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2022 and the last payment was received on xx/xx/2022 in the amount xx with the interest rate 7.125% and xx, which was applied for the due date of xx/xx/2022. The UPB reflected in the payment history is xx.	Collections Comments:Not Applicable Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:60
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:3 Total Amount:Unavailable Last Date:Unavailable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ELFDRI7RUG6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.526%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignments has been completed. Currently, the assignment is with xx.
There was a prior mortgage against subject property in the amount of xx in favor of xx, which is recorded on xx/xx/2005.
There was prior mortgage against subject property in the amount of xx in favor of xx, which is recorded on xx/xx/2017, however as per subordination agreement the prior mortgage is subordinated with subject mortgage.
Second installment county taxes of the year 2022 are due in the amount of xx and utility taxes are due in the amount of xx which were due on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.
As per final application, the borrower xx is working at xx as a xx for 14.92 years.
Covid-19 attestation is available in loan file located at "xx".
According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2022. This plan was confirmed on xx/xx/2022. The case is active and the last filing date is xx/xx/2022.
As per collection comment dated xx/xx/2022, there is a general proof of hardship on xx/xx/2022 to xx/xx/2022. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2022. No comment has been found indicating a cram-down. Schedule D of the voluntary petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx; therefore, there is no unsecured portion amount. This plan was confirmed on xx/xx/2022. The case is active and the last filing date is xx/xx/2022.
Not Applicable	Appraisal (xx) Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as xx. Calculated total of payment xx. For an under disclosed amount of -xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QW2ZW2R7VM5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	39.360%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens have been found.

The annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.
The annual utilities taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the subject loan is currently in delinquency for 9 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 8.000%. The UPB as of the date is mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is in collection.
The review of updated payment history as of xx/xx/2022, the subject loan is currently in delinquency for 9 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 8.000%. The UPB as of the date is mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx/xx/2021 the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/xx/2022.
As per final application, the borrower  has been working at xx as a xx for 20.2 years.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.

This loan failed the initial closing disclosure delivery date and changed circumstances date test due to the initial closing disclosure delivery date is later than the three business day."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
IGD13HKIXX8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx, which was recorded on xx/xx/2022 Instrument# | Book/Page# xx .
The chain of the assignment has not been completed. Currently, the mortgage assignment is MERS as nominee for xx which was recorded on xx/xx/2022. However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes of 2022 are due on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.875%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
As per 1003, borrower has been working at xx as a xx for 189 months.
Covid-19 attestation is located at "xx".
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"		* Application Date after Transaction Date (Lvl 1) "xx"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3S2Y1DT0GCX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.824%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	2.875%	xx	xx/xx/2022	Unavailable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with the lender xx.

The chain of assignment is with xx.

No active judgments or liens have been found against the borrower.
1st installments combined taxes of 2021 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per comment dated xx/xx/2021, borrower's income has been impacted due to covid-19. FB plans ran and were extended several times from xx/xx/2021 to xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 4.6250% and a maturity date of xx/xx/2047. The P&I as per payment history is the xx and rate of interest is 2.875%, however, there is a reduction in P&I and rate of interest with respect to note data. Also, the comment dated xx/xx/2022 shows the modification has been completed and the first payment date was start from xx/xx/2022. The loan modification agreement is missing from the loan file	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge Test due to Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Itemization is available at "xx"xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QNW5HE8P2HV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.485%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	4.750%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2017, which recorded on xx/xx/2017 with instrument# xx in the amount of xx in favor of xx for xx.

The chain of assignment has been completed.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st town taxes of 2023 have been paid off in the amount of xx on xx/xx/2022.

2nd town taxes of 2023 have been paid off in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that the loan is performing. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.750%.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of xx/xx/2022 reveals that the loan is performing. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.750%.

As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.

Update:-
No additional information found in recent collection comments"
The collection comment is incomplete.The collection comments are available from xx/xx/2023 to xx/xx/2024.
The collection comments are missing from xx/xx/2024 to xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification cover letter, the loan was modified on xx/xx/2020 between the borrower and the lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.75 % and the borrower promises to pay P&I of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2060.	Initial Escrow Acct Disclosure	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PVJKVLT0KRQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.768%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2017 with lender xx. which was recorded on xx/xx/2017 in the amount of xx.
The chain of assignment has been complete. Currently, the subject mortgage is with original lender "xx".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 3.125% which was applied for the due date of xx/xx/2022. The UPB reflected in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 3.125% which was applied for the due date of xx/xx/2022. The UPB reflected in the amount of xx.
No foreclosure & bankruptcy activity has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. The streamline modification provided for 3 months started from xx/xx/2021.
Unable to be determined the current condition & occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with xx&I xx & interest rate of 4.75%. According to payment history, the current P&I is xx & interest rate is 3.125%. Hence, there is decrease in P&I & rate of interest with respect to original note data which seems that there would be a possibility of loan modification. According to the collection comment dated xx/xx/2021, the loan was modified with the first payment date of xx/xx/2021 for 480 months with the rate of interest 3.125%. However, the modification agreement is missing from the loan file.	Appraisal (xx) Initial 1003_Application Initial Escrow Acct Disclosure Mortgage Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of xx on final CD dated xx/xx/2017.
Provided initial LE dated xx/xx/2017 reflects the Transfer taxes fee as xx, however, the final CD reflected it as xx. There is a total fee increase of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of xx on final CD dated xx/xx/2017.
Provided initial LE dated xx/xx/2017 reflects the Transfer taxes fee as xx, however, the final CD reflected it as xx. There is a total fee increase of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EY798FWMQGX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.250%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	41.100%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2018 with the lender xx. in the amount of xx which was recorded on xx/xx/2018 with xx.

The chain of assignment has been completed. The last assignment is made with xx. which was recorded on xx/xx/2018.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st and 2nd installment taxes for 2021/2022 have been paid in the amount of xx on xx/xx/2022 and xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx and deferred balance in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx and deferred balance in the amount of xx. The collection comment dated xx/xx/2020 states the borrower's income was impacted by the covid-19 pandemic. The servicer provided FB plans which ran and were extended several times from xx/xx/2020 to xx/xx/2021. The collection comment dated xx/xx/2021 states the subject property is owner-occupied. No comments have been found regarding the subject property condition.

Update:
No additional information found in recent collection comments.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with case#xx on xx/xx/2021. Schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, there is no unsecured portion. The case was discharged on xx/xx/2021 and terminated on xx/xx/2021.	As per seller's tape data, the modification agreement is made between the borrower and lender. According to the payment history as of xx/xx/2022, the current UPB reflected is in the amount of xx and deferred balance in the amount of xx. The tape data shows the current UPB in the amount of xx. Hence, there would be a possible modification. However, the loan modification agreement is missing from the loan file.	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PWI6L2ETY82	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	300	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	75.006%	75.006%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	48.546%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.

No chain of assignment has been found. Currently, the mortgage is with original lender "xx".

There are two junior judgments active against the borrower. First was in the amount of xx held by "xx" recorded on xx/xx/2021. Second was in the amount of xx held by "xx" recorded on xx/xx/2020.

Annual county taxes of 2022/2023 are due in the total amount of xx.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 4.875% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 4.875% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No bankruptcy and foreclosure evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. The servicer provided FB plan until xx/xx/2021. As per collection comment dated xx/xx/2021, Covid-19 deferment plan has been offered to the borrower with the total deferment amount of xx effective from xx/xx/2022.
According to collection comment dated xx/xx/2021, roof needs to be replaced as it was damaged. The estimated cost of repair is unable to be determined. However, as per collection comment dated xx/xx/2022, all roof repairs have been completed. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed without an appraisal. However, PIW disclosure is missing from the loan documents."
* Closing_Disclosure violations (Lvl 3)     "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2018 reflects points - loan discount fee at xx. However, final CD dated xx/xx/2018 reflects points - loan discount fee at xx.
Loan estimate dated xx/xx/2018 reflects credit report fee at xx. However, final CD dated xx/xx/2018 reflects credit report fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WB4P34WN40G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	50.143%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	Unavailable	xx	xx/xx/2022	Unavailable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2018 which is held by xx and this was recorded on xx/xx/2018.
No assignment has been found. The subject mortgage is with the lender xx.
There is prior judgment in favor of xx, which was recorded on xx/xx/2011 in the amount of xx.
There is abstract of judgment open against the borrower with xx; et al. which was recorded on xx/xx/2021 in the amount of xx.
The 1st and 2nd installment county taxes for the year of 2022/2023 are due in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 4.375%. The UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 4.375%. The UPB is xx.
As per comment dated xx/xx/2022, the subject property is occupied by owner.
As per comment dated xx/xx/2020, the reason for default is unemployment due to Covid-19.
As per the comment dated xx/xx/2020, the borrower's income was impacted due to covid-19. As per comment dated xx/xx/2021, forbearance plan was offered to borrower, that started on xx/xx/2020. Further details not provided.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement is missing from the loan file. As per comment dated xx/xx/2022 the borrower was approved for Covid-19 payment deferral total in the amount of xx. The modified payment started on xx/xx/2022.	Initial Escrow Acct Disclosure Missing Dicsloures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71TD3JRKGOE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	59.090%	59.090%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	50.429%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.750%	xx	xx/xx/2021	Financial Hardship	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 which is held by xx and this was recorded on xx/xx/2019.
No assignment has been found. The subject mortgage is with the lender "xx".
The 1st and 2nd installment county taxes for the year of 2022/2023 are due in the total amount of xx.
No active judgments or liens have been found.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.750%. The UPB is xx.	Collections Comments:The loan is currently in performing.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.750%. The UPB is xx.
As per comment dated xx/xx/2022, the subject property was damaged due to water on xx/xx/2022. The amount of claim is xx.
As per comment dated xx/xx/2022, the subject property is occupied by owner.
As per the comment dated xx/xx/2020, the borrower's income has been impacted due to covid-19. As per comment dated xx/xx/2020, forbearance plan was offered to the borrower that began on xx/xx/2020.
As per final 1003, borrower has been working at xx as a xx.
As per comment dated xx/xx/2020, the reason for default is unemployment due to covid-19.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Update:
No additional information found in recent collection comments.

CC Incomplete:
The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021. The new modified principal balance is xx and the borrower has promised to pay monthly payment of xx with the rate of interest of 3.750%. The payment began on xx/xx/2021 and is to be ended on the stated maturity date of xx/xx/2061.	Appraisal (xx) Initial Escrow Acct Disclosure Origination Appraisal	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure is missing from the loan documents."
* Closing_Disclosure violations (Lvl 3)     "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NMNFO8HJ52Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	40.071%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is UCC Financing statement lien in favor of xx which was recorded on xx/xx/2021.
There is prior civil judgment in the total amount of xx in favor of xx which was recorded on xx/xx/2013.
There is prior Contract Dispute (xx) in the total amount of xx in favor of xx which was recorded on xx/xx/2009.
There are 7 prior State Tax liens in the total amount of xx in favor of xx which were recorded on different dates.
Combined taxes of 2022 have been paid in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is performing with the loan. The last payment was received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2022, the borrower is performing with the loan. The last payment was received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per final 1003, borrower is working at "xx" as a 'xx' for 15 years.
As per comment dated xx/xx/2021, borrower's income was impacted by covid-19.
Subject loan was originated on xx/xx/2022. However, Covid-19 attestation is missing from the loan file.
No information has been found regarding the bankruptcy and foreclosure.
As per comment dated xx/xx/2022 subject property was occupied. No information has been found regarding the damage and repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx a rate of interest of 4.500% and a maturity date of xx/xx/2050. As per the comment dated xx/xx/2022, the loan was approved for final modification on xx/xx/2022 and the first payment was due on xx/xx/2022. The borrower promises to pay P&I of xx with an interest rate of 2.875% from xx/xx/2022 till maturity xx/xx/2062.	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:

Tax Certification Fee paid by Lender: xx.
Title - Tax Assessments paid by Lender: xx."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SSM717JHLL7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	77.133%	77.133%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.

There is no chain of assignment. Currently, the assignment is with original lender xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2022/2023 are due in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.

As per the final 1003, the borrower is a self employed at xx for 15 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Update:
No additional information found in recent collection comments.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. loan estimate dated xx/xx/2022 reflects appraisal fee at xx. However, CD dated xx/xx/2022 reflects appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect mortgage broker fee. However, CD dated xx/xx/2022 reflects mortgage broker fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HTEN6VT4QT9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.884%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was not found or not recorded.
The chain of assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx

According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date for the payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB is $ xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The borrower has been working at xx as a xx for 2.7 years.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
L8FGJ4LIX9U	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2011	xx/xx/2011	FHA	Fixed	Cash Out	85.850%	85.850%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.000%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2011 with the lender xx. for the amount of xx which was recorded o xx/xx/2011.
Chain of assignment has been completed. Last assignment is with the "xx".
There is one prior mortgage against the subject property in the favor of xx. for the amount of xx which was recorded on xx/xx/1997.
There is one prior civil judgment against borrower in favor of xx which was recorded on xx/xx/2007, but the amount is not mentioned in the supporting documents.
There are 3 junior civil judgments against the borrower in favor of xx for the amount of xx, xx which was recorded on xx/xx/2020, xx/xx/2020 & xx/xx/2021.
There are two junior state tax liens against the xx in favor of xx for the amount of xx which was recorded on xx/xx/2021.
Annual county taxes for the year of 2021 are due in the amount of xx which was due on xx/xx/2023.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is delinquent for 04 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx with an interest rate of 4.000%. The new UPB is xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 04 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx with an interest rate of 4.000%. The new UPB is xx.
The loan was modified on xx/xx/2022 between the borrower and lender. As per the modified terms, the new principal balance is xx. The debtor has promised to pay the amount of xx with an interest rate of 4.00% beginning from xx/xx/2022 till new maturity date of xx/xx/2062.
Employment details are not provided in the final 1003.
As per the comment dated xx/xx/2021, the borrower's income was impacted by covid-19.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014 with the secured claim amount of xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2014. The debtor has promised to pay the amount of xx for 60 months. The debtor was dismissed on xx/xx/2016 and the case was terminated on xx/xx/2016.
As per the comment dated xx/xx/2021, the subject property located in FEMA disaster area which was declared on xx/xx/2021.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014 with the secured claim amount of xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2014. The debtor has promised to pay in the amount of xx for 60 months. The debtor was dimissed on xx/xx/2016 and the case was terminated on xx/xx/2016.	The loan was modified on xx/xx/2022 between the borrower and lender. As per the modified terms, the new principal balance is xx. The debtor has promised to pay the amount of xx with an interest rate of 4.00% beginning from xx/xx/2022 till new maturity date of xx/xx/2062.	Mortgage Insurance	xx	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan. However, the MI certificate is missing from loan files."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TR62OUVRYVL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	62.556%	62.556%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	2.000%	xx	xx/xx/2018	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with xx which was recorded on xx/xx/2008 for the amount of xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. The subject mortgage is on second lien position. There is one prior mortgage on the subject property in the amount of xx in favor of xx which was recorded on xx/xx/1964. No active judgments or liens found on the subject property/ borrower.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2022. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2022. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx
As per collection comment dated xx/xx/2022, the borrower's income was impacted by covid-19.
As per document located at "xx", the foreclosure was initiated and complaint was filed on xx/xx/2009. The amended complaint was filed on xx/xx/2009. The motion to cancel the lis-pendens was filed on xx/xx/2010.
As per collection comment dated xx/xx/2022, homeowners property affected by natural disaster. As per collection comment dated xx/xx/2021 borrower stated that mold to the subject property. As per collection comment xx/xx/2021 reflects that the roof of the subject property needs to be repaired in the amount of xx.

Update:
As per the comment dated xx/xx/2023, the servicer provided TPP that started from xx/xx/2023 to xx/xx/2023.
As per the comment dated xx/xx/2023, the TPP plan is complete.
As per the comment dated xx/xx/2023, the RFD was the curtailment of the income.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2057.
As per the comment dated xx/xx/2024, the subject property was impacted by a tornado storm. CCs do not show any damage.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:As per document located at "xx", the foreclosure was initiated and complaint was filed on xx/xx/2009. The amended complaint was filed on xx/xx/2009. The motion to cancel the lis-pendens was filed on xx/xx/2010.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 with a new principal balance of xx with fixed rate of 2.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2057. The lender agrees to forgive the amount of xx which is less 2% of loan amount.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Insurance Sales Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HKUDBBFT6BA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.960%	240	xx/xx/2004	xx/xx/2004	Conventional	ARM	Purchase	73.958%	73.958%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Yes	Yes	No	35.098%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	4.960%	xx	xx/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx in favor of xx.
Taxes of 2022 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 12 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 12 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is xx and PITI is xx. The UPB is xx.

Update:

The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2024, the 9-month trial payment plan TPP starts from xx/xx/2024 to xx/xx/205 in the monthly amount of xx.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2024, the FC was placed on hold due to the workout payment plan.
As per the comment dated xx/xx/2024, the reason for default is unemployment and the borrower not working due to being legally blind, along with having had four heart attacks. States had applied for disability and is now appealing. A state spouse pays all the bills with his income.
As per the comment dated xx/xx/2024, the sale is set for xx/xx/2024.
As per the comment dated xx/xx/2023, I filed a notice of sale.
As per the comment dated xx/xx/2023, I filed a notice of default.
As per the comment dated xx/xx/2023, assign it to the FC attorney.
As per the comment dated xx/xx/2023, the borrower's name is wrong per borrower, and the mortgage should be xx. She signed this way on the note, even though it was spelled wrong.
As per the comment dated xx/xx/2023, I hecked on Pacer the result from borrower SSN the Bk found before the origination of the loan.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
As per comment dated xx/xx/2022, the borrower is in active forbearance plan from xx/xx/2022.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:The foreclosure was initiated in year 2020. As per servicing comment dated xx/xx/2020, the foreclosure has been put on hold due to streamline modification. Further details are not provided.
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2015.
The Unpaid Principal Balance is xx with interest rate 4.960% which steps up in 5 steps ending at 8.960%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2015. The maturity is xx/xx/2055.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA APR test. The annual percentage rate (xx) is 12.067%. The disclosed APR of 11.780% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Insurance Sales Disclosure.
2. Anti-Coercion Notice."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land.
As per appraisal report located at "xx" the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number (xx) is available in the legal description of the recorded mortgage."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GIH4REJM5FK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/1996	Unavailable	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/1996, which recorded on xx/xx/1996 in the amount of xx in favor of xx for "xx"

The chain of assignment is not completed as the subject mortgage is currently assigned to "xx" instead of "xx".

There are two junior mortgages against the subject property. The first junior mortgage against the subject property is in favor of "xx" in the amount of xx originated on xx/xx/2005, which was recorded on xx/xx/2005 with instrument | xx# xx and the second junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2012 which was recorded on xx/xx/2012 with instrument|xx#xx.

The 1st and 2nd installment of county taxes for the year of 2022/2023 are due in the total amount of xx on xx/xx/2022 & xx/xx/2023.
The 1st and 2nd installment of county taxes for the year of 2021-22 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2021.
No prior year's delinquent taxes have been found.	As per payment history dated xx/xx/2022, the loan is currently in delinquency for 30 months and the next due for regular payment is xx/xx/2020. The monthly P&I is xx with an interest rate of 3.00%. The UPB as of the date is xx.	Collections Comments:The current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 30 months and the next due date for the regular payment is xx/xx/2020. The last payment was unable to be determined.  As per tape the monthly P&I is xx with an interest rate of 3.000%. The current UPB is reflected in tape is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022. the borrower was impacted by pandemic.
Update
The collection comment history is incomplete. The collection comments are available from to xx/xx/2023 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

"xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2022 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 3.125 % that began from the first payment date xx/xx/2022 till the maturity date of xx/xx/2062. No forgiven or deferred has been noted in the modification agreement. However, MOD agreement is not signed by borrower.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NG3Q9CGZV7E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	38.043%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2022 are due on xx/xx/2023 in the amount of xx.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income impacted by covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.125% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2061. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
C0HTTGW83PR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	No	No	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.200%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	57.361%	57.361%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	31.687%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007, in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx as xx with xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2022 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is currently delinquent for 19 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 19 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2010. The case was discharged on xx/xx/2010 and terminated on xx/xx/2010.

As per latest BPO dated xx/xx/2022 (xx) the subject property is owner occupied and it is in average condition.

As per BPO report dated xx/xx/2019 (xx) the subject property needs repairs to roof and siding and the amount to repair roof and siding will cost xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

As per comment dated xx/xx/2021, the subject property has been affected by natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2010. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The case was discharged on xx/xx/2010 and terminated on xx/xx/2010.	Not Applicable	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
																																																																																						As per appraisal report located at "xx" the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial number. The affidavit of affixation is not available in the loan file to determine whether the manufactured home affixed to the permanent foundation."		* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6O15P94CILC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.350%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	77.845%	77.845%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	5.290%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
No active judgments or liens found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 03 months delinquent with the loan. The next due date for payment is xx/xx/2022, last payment was received on xx/xx/2022 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently 03 months delinquent with the loan. The next due date for payment is xx/xx/2022, last payment was received on xx/xx/2022 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is in the amount of xx.
As per the servicing comment dated xx/xx/2022 the reason for default is excessive obligation.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19. Forbearance plan ran and were extended several times.
No information found regarding the damage or repairs in the latest 24 months of the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 with the 02 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 5.290% beginning from xx/xx/2013 and the new maturity date is xx/xx/2053.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XI4VJ5D97AW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2022	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	80.000%	80.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	5.127%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006, which recorded on xx/xx/2006 in the amount of xx in favor of xx for "xx"

The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".

There are 02 civil judgments found against the borrower in the total amount of xx filed by xx.

The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.	As per payment history dated xx/xx/2022, the loan is currently in delinquency for 21 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 5.99%. The UPB as of the date is xx.	Collections Comments:As per tape data, the loan is currently in REO.
As per payment history dated xx/xx/2022, the loan is currently in delinquency for 21 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 5.99%. The UPB as of the date is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year 2022 with the loan. As per servicing comment dated xx/xx/2022 the foreclosure sale date was scheduled on xx/xx/2022. However, the date of sale was postponed and the foreclosure sale was scheduled on xx/xx/2022 but it was postponed and new sale date is not available. No further details have been found.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.127% starting on xx/xx/2022, which will get changed in 04 steps until the new maturity date of xx/xx/2062. The rate will change in 04 steps which end with 7.990%.
No information has been found related damage or repairs.
As per latest property inspection report dated xx/xx/2022 located at "xx" the subject property is occupied by owner.
As per dated xx/xx/2022, the borrower's income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in year 2022 with the loan. As per servicing comment dated xx/xx/2022 the foreclosure sale date was scheduled on xx/xx/2022. However, the date of sale was postponed and the foreclosure sale was scheduled on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the loan is in litigation. No further evidence has been found stating the litigation has been resolved. No further details have been found.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.127% starting on xx/xx/2022, which will get changed in 04 steps until the new maturity date of xx/xx/2062. The rate will change in 04 steps which end with 7.990%.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx.The following state disclosures are missing in the loan file;
1. Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EU3YFLIDIM2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.000%	240	xx/xx/2002	xx/xx/2002	HELOC	Fixed	Refinance	66.667%	66.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.930%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2015.
No active judgments or liens have been found.
Combined annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 7.930%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 7.930%. The current UPB is reflected in tape for the amount of xx.
The foreclosure was initiated in year 2018 with the loan. However, as per servicing comment dated xx/xx/2018, the foreclosure case has been dismissed on xx/xx/2018 due to loan reinstatement. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No evidence has been found regarding bankruptcy.
As per the latest BPO report dated xx/xx/2022 located at "xx", windows on the north side of the house are missing and the estimated cost of repairs is xx.
As per servicing comment dated xx/xx/2022, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2021, the borrower's income was impacted due to Covid-19 pandemic and the reason for default is curtailment of income.

Foreclosure Comments:The foreclosure was initiated in year 2018 with the loan. However, as per servicing comment dated xx/xx/2018, the foreclosure case was dismissed on xx/xx/2018 due to loan reinstatement. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable
This is HELOC mortgage with the rate of interest 13.00% and a maturity date of xx/xx/2022. The P&I as per payment history is the xx and rate of interest is 7.930%, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. CC dated xx/xx/2022 shows that loan was modified. However, modification agreement is missing in the loan file.
Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "xx"	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Signed Closed-end Credit Agreement Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	No Result	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NOWKAOTL9HJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.600%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.500%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx in favor of "xx".

The chain of assignments has been completed. Currently, the assignment is with xx, its successors and Assigns.

There are two civil judgments found against the borrower in the total amount of xx in favor of xx on xx/xx/2014 & xx/xx/2014.

The instalment of utilities charges for the year 2022 are delinquent on xx/xx/2022 in the amount of xx, good through xx/xx/2022.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 09 months and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.

As per the servicing comment dated xx/xx/2022, the reason for default is decreased in income.

As per servicing comments dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2021. Further details not provided.
Update-
No additional information found in recent collection comments.
The Collection Comments are available from xx/xx/2023 to xx/xx/2024.  The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	There is an executed modification agreement available in loan file which will be effective from xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.500% beginning from xx/xx/2023 with a maturity date of xx/xx/2051. The modification does not have a balloon provision. The loan has been modified four times since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XVPLELA5415	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2021	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$881.25	xx	5.875%	480	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	63.158%	63.158%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Primary	Yes	Yes	No	66.437%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	6.875%	xx	xx/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006, which recorded on xx/xx/2006 in the amount of xx in favor of xx for "xx".

The chain of assignment is completed as the subject mortgage is currently assigned to the lender "xx".

There is prior mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded xx/xx/2022.

There is prior mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded xx/xx/2005.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of county taxes for the year of 2021-2022 has been paid in the total amount of xx on xx/xx/2022.

The 2nd installment of county taxes for the year of 2021-2022 has been paid in the total amount of xx on xx/xx/2022.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 6.875%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 6.875%. The current UPB is reflected in tape for the amount of xx.
No information has been found regarding the bankruptcy process.
The foreclosure was initiated in this loan in year 2012 and the notice of lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2022 in favor of "xx"  with the case# xx CH0015104 which was recorded on xx/xx/2012. Further details not provided.
As per the servicing comment dated xx/xx/2022, borrower's income was impacted due to pandemic.
As per the BPO report dated on xx/xx/2022 and located at "xx" and as per servicing comments, No information has been found related damage or repairs
As per collection comments dated xx/xx/2022, the subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated in this loan in year 2012 and the notice of lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2022 in favor of "xx"  with the case# xx CH0015104 which was recorded on xx/xx/2012. Further details not provided.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2014 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.875% starting on xx/xx/2014 and continuing until the new maturity date of xx/xx/2044.	Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) IL Collateral Protection Insurance Notice.
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GQTNJGNZM0Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2011	xx/xx/2011	FHA	Fixed	Purchase	97.465%	97.465%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2011	xx	Primary	Yes	Yes	No	36.692%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2011, which recorded on xx/xx/2011 in the amount of xx in favor of xx for "xx".

The assignment chain has not been completed. The current mortgage is with "xx". However, it should be with "xx".

According to the updated title report dated xx/xx/2022, there is certificate of sale for unpaid municipal liens against the xx in favor of "xx" in the amount of xx. The subject property is located in NJ which is a super-lien state and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non paid lien.

The 1st and 2nd, 3rd and 4th installment of combined taxes for the year 2022 has been paid in the total amount of xx on different dates.

The 4th installment of utility taxes for the year 2022 is delinquent in the amount of xx which was due on xx/xx/2022 and good through till xx/xx/2022.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 2.945%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 2.945%. The current UPB is xx.
No evidences have been found regarding the foreclosure and bankruptcy process.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2011 with xx&I of xx with the rate of interest 4.75000% and a maturity date of xx/xx/2041. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 2.945%. The current UPB is reflected in tape for the amount of xx. However, there is a change in P&I and rate of interest with respect to note data. However, borrower is making payments as per the loan modification located at "xx".
																																																																																		As per servicing comment dated xx/xx/2021, the loan has been modified on xx/xx/2021. The tape data also indicates the latest modification was made on xx/xx/2021 with rate of interest 2.945% and P&I xx. The latest modification agreement is missing from the loan file.	Initial 1003_Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Missing Initial 1003_Application (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7MV3TUGSTF6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2022	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	180	xx/xx/2010	xx/xx/2010	FHA	Fixed	Refinance	82.889%	82.889%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.051%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with original lender xx, its successors and assigns. However, it should be with xx. There is a gap between assignments.

No active judgments or liens have been found.

Annual county taxes of 2022 have been delinquent in the amount of xx, which due on xx/xx/2022 and good through date is xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 4.051%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 4.051%. The current UPB reflected as per the payment history is xx.

According to PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. The chapter 13 plan was confirmed on xx/xx/2016, dismissed on xx/xx/2016 and terminated on xx/xx/2017. The bankruptcy case is closed.

No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in 2015. As per servicing comment dated xx/xx/2015, the foreclosure complaint was filed on xx/xx/2015. However, as per comment dated xx/xx/2017, the foreclosure was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:According to PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. The POC was filed by the creditor "xx" on xx/xx/2015 for the secured claim amount of xx and the amount of arrearage is xx. The debtor shall pay to the trustee the sum of xx monthly for 60 months under Chapter 13. The chapter 13 plan was confirmed on xx/xx/2016, dismissed on xx/xx/2016 and terminated on xx/xx/2017. The bankruptcy case is closed.	The modification agreement was made between the lender and borrower on xx/xx/2017. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.051% beginning from xx/xx/2017 with a maturity date of xx/xx/2057. Servicer agrees to forgive xx. The modification does not have a balloon provision. The loan has been modified thrice since origination.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "PA License Validation Test: FAIL
This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QGGHL2XYA8W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.188%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2007 in the amount of xx with xx(xx) and it was recorded on xx/xx/2007.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a junior mortgage originated on xx/xx/2010 in the amount of xx with xx, and it was recorded on xx/xx/2011.
There is one civil judgment open against the borrower in the amount of xx with xx, which was recorded on xx/xx/2007
Annual combined taxes of 2022 have been paid off in the total amount of xx on xx/xx/2022.

Annual school taxes of 2022/2023 are exempt.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquency for 21 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 7.377. The UPB as of the date mentioned in the updated payment history is in the amount of xx.	Collections Comments:The loan is in collection.

The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquency for 21 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 7.377. The UPB as of the date mentioned in the updated payment history is in the amount of xx.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income and the servicer offered forbearance plan to the borrower for 6 months in the amount of xx from xx/xx/2021 to xx/xx/2022.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of xx/xx/2022. The borrower agreed to pay the UPB of xx with an 3.5000% interest rate, in P&I xx, and a fixed amortized type for the period starting on xx/xx/2022 and ending on xx/xx/2062. The modification agreement is not signed by both parties.	Affiliated Business Disclosure Credit Application Origination Appraisal		2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7HMBRBN90C2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	93.713%	93.713%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	748.870%	xx	xx/xx/2020	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with xx which was recorded on xx/xx/2007. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. There is one hospital lien found against the borrower in the amount of xx this was recorded on xx/xx/2014. There is one civil judgment found against the borrower in the amount of xx this was recorded on xx/xx/2019. There is one credit card judgment found against the borrower in the amount of xx this was recorded on xx/xx/2019. No prior year's delinquent taxes have been found. The county first and second installment taxes for the year 2022 have been paid in the amount of xx.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 29 months and next payment due date is xx/xx/2020. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in bankruptcy.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 29 months and next payment due date is xx/xx/2020. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx.
The foreclosure was initiated in this loan in prior to 2020 and the sale date was scheduled on xx/xx/2021. However, the foreclosure sale is placed on hold as the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2021. The plan was confirmed on xx/xx/2022. The debtor is still in active bankruptcy.
The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx to the step modification and the rate was starting from 5.00% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2040. The rate changes in 6 steps ending at 10.00%.
As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2021 and the plan was confirmed on xx/xx/2022. POC was filed on xx/xx/2022, in the secured claim amount xx and an arrearage in the amount of xx. Currently the bankruptcy is in active status.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
Foreclosure Comments:The foreclosure was initiated in this loan in prior to 2020 and the sale date was scheduled on xx/xx/2021. However, the foreclosure sale is placed on hold as the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2021. The plan was confirmed on xx/xx/2022. The debtor is still in active bankruptcy.
																																																																																	Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2021 and the plan was confirmed on xx/xx/2022. POC was filed on xx/xx/2022, in the secured claim amount xx and an arrearage in the amount of xx. Currently the bankruptcy is in active status.	The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx to the step modification and the rate was starting from 5.00% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2040. The rate changes in 6 steps ending at 10.00%.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QWFOERYCSV1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.820%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	88.148%	88.148%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.060%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The last assignment is with the "xx" which was recorded on xx/xx/2016.

There is state tax lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2018.

There is civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2012.

The 1st and 2nd installments of combined taxes for 2022 have been due in the total amount of xx on xx/xx/2022 and xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.060%. The current UPB is reflected in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.060%. The current UPB is reflected in the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2021, borrower was on covid-19 forbearance plan which ends on xx/xx/2021.
As per the latest BPO report / property inspection report dated xx/xx/2021, located at "xx" the subject property has repairs of roof and cleaning and the estimated cost of repairs is xx. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.
As per servicing comment dated xx/xx/2022, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021, shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.060 % starting from xx/xx/2021 till the new maturity date of xx/xx/2061. As per modification agreement, the lender has forgiven principal in the amount of xx.	Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to appraisal report located at "xx-67xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "MT License Validation Test: FAIL
This loan failed the Montana license validation test. (xx)
The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by xx/xx/2008. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter. The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (xx) are not available for loans with a closing date before xx/xx/2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8WDZX4U0OD3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.480%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	77.016%	77.016%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. in the amount of xx which was recorded on xx/xx/2007 with Instrument# xx

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for year 2022 have been paid off in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 12 months delinquent with the loan. The last payment was received on xx/xx/2021 and was applied to xx/xx/2021 and the next due date is xx/xx/2021. The P&I is xx and current interest rate as per payment history is 9.000%. The current UPB is xx.

Collections Comments:As per the review of collection comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is currently 12 months delinquent with the loan. The last payment was received on xx/xx/2021 and was applied to xx/xx/2021 and the next due date is xx/xx/2021. The P&I is xx and current interest rate as per payment history is 9.000%. The current UPB is xx.
The collection comment dated xx/xx/2022 the borrower's income is impacted by covid-19. The collection comment dated xx/xx/2020 shows the forbearance plan was provided to borrower which started from xx/xx/2020. Forbearance plans ran and were extended from xx/xx/2020.
The collection comment dated xx/xx/2022 the subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding bankruptcy.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between xx and xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 3.500% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. There are no deferred balance amount and forgiven amount.	Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Missing Initial 1003_Application (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XKRISUFF2XG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	xx/xx/2002	Unavailable	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.000%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002, in the amount of xx with "xx" with Instrument# xx.
The chain of assignment has been completed. Currently the assignment is with xx.
There is a civil judgment against the borrowers "xx" in the amount of xx in favor of xx which was recorded on xx/xx/2007.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 13 months and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 13 months and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.
The loan modification agreement was made on xx/xx/2021 with a new principal balance of xx with fixed rate of 3.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2021 till the maturity date of xx/xx/2061.The borrower also agreed to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2061.
As per collection comment dated xx/xx/2021, the property is impacted by natural disaster. As per BPO report located at "xx" the property is occupied by borrower.
As per latest comment dated xx/xx/2021, the borrower's income was affected by Covid-19. No comments have been found regarding forbearance plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 with a new principal balance of xx with fixed rate of 3.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2021 till the maturity date of xx/xx/2061. The borrower also agreed to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2061.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Lost Note Affidavit (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61PPREBYOKM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	181	xx/xx/2007	xx/xx/2008	Conventional	Fixed	Cash Out	83.701%	83.701%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. A Corporation in the amount of xx which was recorded on xx/xx/2008 with Instrument# xx

The chain of assignment is incomplete. Currently, the assignment is with xx.

There are two state tax liens against the xx in favor of "xx" in the amount of xx which were recorded on xx/xx/2017 and xx/xx/2022.

1st installment of county taxes for the year 2022 is due on xx/xx/2022 in the amount of xx.

2nd installment of county taxes for the year 2022 is due on xx/xx/2023 in the amount of xx.

No delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 12 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is xx and current interest rate as per payment history is 6.000%. The current UPB reflected is xx. The borrower had made his last payment as per mod dated xx/xx/2021, located at_xx	Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of xx/xx/2022, the borrower is currently 12 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is xx and current interest rate as per payment history is 6.000%. The current UPB reflected is xx. The borrower had made his last payment as per mod dated xx/xx/2021, located at_xx

The collection comment dated xx/xx/2022 the borrower's income is impacted by covid-19.

Forbearance plan being offered on loan. The collection comment dated xx/xx/2020 the forbearance plan started from xx/xx/2020. Forbearance plan ran and were extended from xx/xx/2021.

The collection comment dated xx/xx/2022, the subject property is owner occupied.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 3.875% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. There is no deferred balance amount and forgiven amount.
																																																																																			Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Initial 1003_Application (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CF87IIMFE7H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	85.237%	85.237%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.291%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2004 in the amount of xx with xx and it was recorded on xx/xx/2004.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens found.
Annual county taxes of 2022 are due in the total amount of xx on xx/xx/2023.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquency for 3 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 7.291%. The UPB as of the date mentioned in the updated payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. The borrower filed the bankruptcy under chapter 13 with case#xx on xx/xx/2010. The borrower has been discharged and also got terminated on xx/xx/2015. The date of last filing bankruptcy was xx/xx/2015.

The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquency for 3 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 7.291%. The UPB as of the date mentioned in the updated payment history is in the amount of xx.

As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019. Further details not provided.

As per the comment dated xx/xx/2022 the borrower's income was impacted by covid-19. Further details not provided.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019. Further details not provided.
Bankruptcy Comments:According to the PACER, the debtors "xx" filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2010. The date of last filing bankruptcy is xx/xx/2015. The plan was confirmed on xx/xx/2010. The case has been terminated on xx/xx/2015.	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to a step modification and the rate started from 566.88% and borrower agreed to pay P&I the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2059. The rate changes in 3 steps ending at 9.107%.	Appraisal (xx) Credit Application Initial 1003_Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan is closed with an appraisal. However, market conditions addendum is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan does not conform to program guidelines (Lvl 2)     "Subject loan is primary refinance. Tape shows issues regarding section B."
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ESW3KI85GEP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.659%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	99.078%	99.078%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006, which recorded on xx/xx/2006 with instrument# xx in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is currently assigned to xx in the amount of xx in the favor of "xx" which was recorded on xx/xx/2008.

1st town taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.

2nd town taxes of 2022 have been due in the amount of xx on xx/xx/2023.

No prior year delinquent taxes have been found in the updated title report.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 4.990%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 4.990%. The current UPB is reflected in tape for the amount of xx.

As per servicing comment dated xx/xx/2022, the subject property has been affected by the Storm.

Collection comment dated xx/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

Information on the foreclosure proceedings is not available.

The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2010 with the Case# xx. The case was discharged on xx/xx/2016 and terminated on xx/xx/2016.
As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx hence, the unsecured portion is xx.
The plan period shall be a period of 60 months. Debtor shall pay xx monthly for 60 months.
The POC was filed on xx/xx/2010 with the secured claim of xx with an arrearage of xx.
Currently, the debtor was discharged on xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2010 with the Case# xx. The debtor was discharged on xx/xx/2016 and terminated on xx/xx/2016.
As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx hence, the unsecured portion is xx.
The plan period shall be a period of 60 months. Debtor shall pay xx monthly for 60 months.
The POC was filed on xx/xx/2010 with the secured claim of xx with an arrearage of xx.
Currently, the case was discharged on xx/xx/2016.	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1 Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Prepayment Rider Missing (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1DYREGYFH13	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.342%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	77.278%	77.278%	No Documentation	No	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2017.

There is a prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2001 which was recorded on
xx/xx/2001 with the instrument | xx# xx

There is real estate tax lien found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2016.

For Parcel #xx
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
For Parcel #xx
 The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
For Parcel #xx
The 2022 combined annual taxes are due in the amount of xx on xx/xx/2022.
The 2020 combined annual taxes have been paid in the amount of xx on xx/xx/2021.
The 2021 combined annual taxes are delinquent in the amount of xx which were due on xx/xx/2021 and good through date xx/xx/2022.
xx which was applied for the due date of xx/xx/2022. The monthly P & I is in the amount of xx with an interest rate of 12.000%. The current UPB is reflected in tape for the amount of xx. The borrower making payment as per AOT located at "xx".

Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P & I is in the amount of xx with an interest rate of 12.000%. The current UPB is reflected in tape for the amount of xx.
No evidences have been found regarding foreclosure and bankruptcy.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022 the subject property is owner occupied.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic and the reason for default is curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The below list of fees were included in the test: Loan Discount Fee xx
Appraisal Fee xx
Credit Report Fee xx
Abstract / Title Search Fee xx
Attorney's Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2.""
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. TILA Disclosures in Spanish
3. Commitment RequiremenTAnti-Tying
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VTK5SAX26OU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.730%	180	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	78.638%	78.638%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.990%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007, which recorded on xx/xx/2007 in the amount of xx in favor of xx for "xx".

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.

There is civil judgment found against the borrower in the favor of "xx" in the amount of xx which was recorded on xx/xx/2019.

There is mechanics lien found against the borrower in the favor of "xx" in the amount of xx which was recorded on xx/xx/2020.

The annual installment of combined taxes for the year 2022 is due in the amount of xx which was due on xx/xx/2022.

The annual installment of combined taxes for the year 2021 has been delinquent in the amount of xx which were good through till xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 4.999%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 4.999%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic.
According to servicing comments dated xx/xx/2021, the pipe on the subject property was damaged due to freezing and borrower has filed a claim #639197-GL and loss draft claim check received in the amount of xx. As per the BPO report dated xx/xx/2022 located at "xx", the subject property is in average condition.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied.

Update:
The foreclosure was started in year 2024 with the loan.
As per servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation.
As per servicing comment dated xx/xx/2024, the payment agreement was modified on xx/xx/2024 and start on xx/xx/2024.
As per servicing comment dated xx/xx/2024, the loan has been modified on xx/xx/2024. The new modified unpaid principal balance is in the amount of xx and deferred balance is xx with interest rate at 6.00% and the borrower promises to pay P and I in the amount of xx beginning from xx/xx/2024 with term 360.
As per comment dated xx/xx/2023, the borrower was on covid-19 forbearance plan.
As per servicing comment dated xx/xx/2023, the borrower's income has been impacted due to Covid-19.
As per servicing comment dated xx/xx/2024, the property occupancy is stated as owner occupied.

The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:As per servicing comment dated xx/xx/2019, the foreclosure was initiated in year 2019 with the loan and was referred to attorney on xx/xx/2019. However, as per servicing comment dated xx/xx/2020, the foreclosure has been placed on hold for loss mitigation. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with the 2 step amortization with the new principal balance of xx.The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 4.990% beginning from xx/xx/2022 and the new maturity date is xx/xx/2040.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Attorney's Fee xx
Title Insurance xx
Title-Texas Guaranty Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment RequiremenTAnti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6XJBNWG45RX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.820%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	78.699%	78.699%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	49.754%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with the lender xx.

The chain of assignment has not been completed. Currently, the assignment is with xx, its successors and assigns. However, it should be with xx.

There are two child support liens against the xx in favor of xx.

Annual combined and school taxes of 2022 are due on xx/xx/2023 & xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.
As per comment dated xx/xx/2022, borrower's income was impacted due to covid-19.
As per the deferral agreement located "xx" dated xx/xx/2021, the servicer provided deferral plan to borrower. The 17 past due will be deferred and loan will be current with deferred amount of xx.
The comment dated xx/xx/2021 shows the subject property was damaged, but the borrower does not have homeowner'xx's approval for repairs. Also latest BPO located at "xx" dated xx/xx/2022 reflects that the subject property is at average condition. As per comment dated xx/xx/2021, the subject property was affected by natural disaster. However, the date of loss and estimated cost of damage are unable to be determined.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.

Update:

The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2024, funds received on loan in the amount of xx. wire received from Hope T Fuente.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX A6 constitution required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +709.21 over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Title Examination Fee xx
Attorney's Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx.
Loan failed TILA foreclosure rescission due to finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment RequiremenTAnti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HBV5FNQCQHG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	47.674%	47.674%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.150%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx"
The chain of assignment has been completed; the current assignment is with "xx".
There is state tax lien found against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2018.
There are 2 credit card judgments found against the subject borrower in favor of "xx" in the total amount of xx which were recorded on xx/xx/2020 & xx/xx/2020.
1st installment tax of 2022/2023 has been paid on xx/xx/2022 for xx.
2nd installment tax of 2022/2023 has been due on xx/xx/2022 for 1417.55.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 7.150%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 7.150%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.

Update
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020, shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.150% starting on xx/xx/2020 which will get changed in 3 steps until the new maturity date of xx/xx/2060. The rate will change in 3 steps which end with 8.947%. There are no deferred balance and principal forgiven amount.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91D539B56AH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.350%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	84.860%	84.860%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx. its successors and assigns.

No active judgments or liens have been found.

Annual combined taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 04 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 10.350%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 04 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 10.350%. The current UPB reflected as per the payment history is xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. Further details not provided.

As per latest BPO dated xx/xx/2022, located at "xx", the subject property is owner occupied.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99JJZF6YMLS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	79.981%	79.981%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".
The chain of assignments has not been completed. Currently, the mortgage is with"xx"xx".
No active judgments or liens have been found.
The annual combined taxes of 2022 have been due in the amount of xx on xx/xx/2023.
The annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2020. The monthly P&I is xx with an interest rate of 9.888%. The current UPB is reflected in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2020. The borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2011. The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2016. As per the comment dated xx/xx/2020, the property was affected by natural disaster.
As per the comment dated xx/xx/2020, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022. As per the BPO report dated xx/xx/2022 located at "xx", the subject property has repairs of replacement of roof and the estimated cost of repairs is xx No information has been found related to damage or repairs in the latest 24 months of collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2011. The POC (xx) was filed by the creditor "xx" on xx/xx/2011 for the secured claim amount of xx and the amount of arrearage is xx. The debtor shall pay the trustee the amount of xx for 60 months under the chapter 13 plan. The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2016.	This is conventional fixed rate mortgage originated on xx/xx/2007 with xx&I of xx with the rate of interest 9.900%. The maturity date of xx/xx/2037. The current P&I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 9.888%. The tape data indicates the latest modification was made on xx/xx/2011 and modified maturity date is xx/xx/2038. The current UPB in latest payment history is xx. However, the modification document is missing from loan file.	Affiliated Business Disclosure Appraisal (xx) Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	xx	3: Curable	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "xx"
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed with an appraisal. FMV disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24MF4TEP803	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.039%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	76.556%	76.556%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx for the amount of xx which was recorded on xx/xx/2007.
The chain of assignments has not been completed. The last assignment is with the "xx", which was recorded on xx/xx/2022. Correct assignment should be with the xx.
There is one junior mortgage against the subject property in favor of xx for the amount of xx which was recorded on xx/xx/2019.
First installment combined taxes for the year of 2021 have been paid in the amount of xx and the second installment taxes are due in the amount of xx which was due on xx/xx/2023.
No prior year delinquent taxes have been found.

As per the payment history as of xx/xx/2022, the borrower is delinquent for 09 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2021 in the amount of xx with an interest rate of 8.039%. The new UPB is xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx/xx/2022, the borrower is delinquent for 09 months and the next due date is xx/xx/2022. Last payment was received on xx/xx/2021 in the amount of xx with an interest rate of 8.039%. The new UPB is xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by covid-19.
As per the comment dated xx/xx/2022, the mortgage clause is incorrect. Unable to be determined which clause is incorrect from mortgage.
As per the comment dated xx/xx/2020, the subject property was affected by natural disaster.  The comment dated xx/xx/2022 shows the borrower cannot make the payments due to natural disaster.
As per the comment dated xx/xx/2018, the taxes for the year 2016 were sold.
As per the inspection report dated xx/xx/2022 located at "xx", the subject property is owner occupied. No damage and repairs have been found.

Update-
No additional information found in recent collection comments.
The Collection Comments are available from xx/xx/2023 to xx/xx/2024.  The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
The loan failed the prohibited fees test.
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(xx)) it may charge an "additional charge". (xx).
If the loan is a Home Acquisition Loan (Iowa Code §535.8(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(xx), Gardin v. XXXX Co. 661 N.W.d2 193)
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(xx)) the lender may collect fees as allowed by statute.
(Iowa Code §535.10(xx); §535.8(xx), and Gardin v. XXXX Co. 661 N.W.d2 193)

Origination and Processing Fees Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
The loan failed the origination and processing fees test due to one or more of the following findings:
The loan is Home Acquisition Loan (Iowa Code §535.8(xx)), and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (xx) of an amount which is equal to the loan principal; or one percent (xx) of the unpaid balance that is refinanced by the same lender (Iowa Code §535.8(xx)(xx)). The closing date (xx) is on or after xx/xx/2014, and the loan is a Consumer Loan (Iowa Code §537.1301(xx)) and charges a loan origination or processing fee, a broker fee, or both, whose sum exceeds two percent (xx) of an amount which is equal to the loan principal; or one percent (xx) of the unpaid balance that is refinanced by the same lender (Iowa Code §535.8(xx)(xx)); or is a Home Equity Line of Credit loan (Iowa Code §535.10(xx)(xx)).
The loan is a refinancing and the portfolio loan indicator is blank."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E49143ADDZY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	94.245%	94.245%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 in the amount of xx with the lender xx company (xx), which was recorded on xx/xx/2003.

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.

There is a prior mortgage in the favor of xx,  recorded on xx/xx/2000 for the amount ofxx. No release or satisfaction document was found in the loan document stating the prior mortgages have been released.

No active liens and judgments have been found against the borrower and subject property.

Combined taxes of the year 2022 have been paid in the amount of xx
The village taxes of the year 2022 have been paid in the amount of xx
The school taxes of the year 2022/2023 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.888%The current UPB reflected as per the payment history is in the amount of xx.The AOT agreement is located at "xx".	Collections Comments:The loan is currently in Collection.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.888%The current UPB reflected as per the payment history is in the amount of xx.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic.

Update-
No additional information found in recent collection comments.
The Collection Comments are available from xx/xx/2023 to xx/xx/2024.  The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with case#xx on xx/xx/2009. The plan was discharged on xx/xx/2009 and terminated on xx/xx/2009.	Not Applicable	Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
F1OABVBPFX2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.670%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	67.249%	67.249%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 in favor of "xx" in the amount of xx and was recorded on xx/xx/2004.
The chain of assignments is complete. Currently, the chain of assignment is with "xx".
No active judgments or liens found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 city annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xxwhich was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 8.170%. The current UPB is xx. The borrower is paying interest only payment for this month's xx/xx/2022 to xx/xx/2022.	Collections Comments:The loan is in collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 4 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xxwhich was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 8.170%. The current UPB is xx. The borrower is paying interest only payment for this month's xx/xx/2022 to xx/xx/2022.
According to the PACER, the borrower "xx" filed the bankruptcy under chapter 7 with case#xx on xx/xx/2021.The bankruptcy was dismissed on xx/xx/2021 and also got terminated on xx/xx/2021.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/2022, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 7 with case#xx on xx/xx/2021. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The bankruptcy was dismissed on xx/xx/2021 and also got terminated on xx/xx/2021.	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 8.67% and a maturity date of xx/xx/2034. The P&I as per payment history is xx and rate of interest is 8.170%, however, there is a reduction in P&I and rate of interest with respect to Note data. The borrower has been making payments as per rate reduction rider located at "xx". The current rate is 8.170% and the current P&I is xx, latest comment dated xx/xx/2022 states that modification effective date is12/7/2022.	Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx, Comparison Data: xx, Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NS41W7IL6A6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.110%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	88.977%	88.977%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	11.100%	xx	Unavailable	Unavailable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a state tax lien active against the borrower in favor of the xx
Dept of Tax for the amount of xx which was recorded on xx/xx/2019.
There are no prior year real estate delinquent taxes.

According to the payment history as of xx/xx/2022, the borrower is 11 months delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is 11 months delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the borrower's income is impacted by Covid-19.
As per comment dated xx/xx/2022, the subject property is owner occupied.
No evidence of damage or repairs has been found.
No evidence has been found regarding foreclosure.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter-13with the case#xx on xx/xx/2011.The POC was filed on xx/xx/2012, the POC amount is xx and the arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. There is no comment indicating a cram down. The plan was confirmed on xx/xx/2012. However the bankruptcy was discharged on xx/xx/2016 and terminated on xx/xx/2016.	As per the modification worksheet located at "xx", the new modified unpaid principal balance is xx with monthly payment of P&I xx and an interest rate 11.100% till the maturity date xx/xx/2042.However, the servicer forgive principal in the amount of xx.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NBG7PB3H7U8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.020%	180	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Cash Out	74.280%	74.280%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 with xx which was recorded on xx/xx/2001 for the amount of xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. There is one child support lien found against the borrower in the amount of xx this was recorded on xx/xx/2006. 2022 combined annual taxes have been due in the amount of xx on xx/xx/2023.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 7 months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 7 months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is xx.
As per collection comment dated xx/xx/2021, the subject property was affected due to natural disaster.
As per latest comment dated xx/xx/2021, the borrower's income was affected by Covid-19. No comments have been found regarding forbearance plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure.

The following list of fees was included in the test:

Loan Discount Fee xx
Credit Report Fee xx
Attorney's Fee xx
Title Insurance xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YJ5JZDFPF3X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.160%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	83.774%	83.774%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.500%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005, which recorded on xx/xx/2005 with book/page# xx in the amount of xx in favor of xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to
"xx"

There are 2 civil judgments open against the borrower; first one in the amount of xx which was recorded on xx/xx/2012 in favor of xx in the amount of xx which was recorded on xx/xx/2021 in favor of xx.

Combined taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 the borrower is delinquent for 12 months. The last payment was received in the amount of xx. The next due date is xx/xx/2021. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 8.660%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of xx/xx/2022 the borrower is delinquent for 12 months. The last payment was received in the amount of xx. The next due date is xx/xx/2021. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 8.660%.

Collection comment dated xx/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

As per the latest BPO report dated xx/xx/2022 located at "xx", the subject property has damaged and the estimated cost of repairs is xx. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-7 on xx/xx/2022 with the Case# xx. The debtor was discharged on xx/xx/2022 and terminated on xx/xx/2022.
As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is not specify in document. Hence, the unsecured portion is not specify in document.	Loan modification agreement was made between the borrower and lender on xx/xx/2022. The new modified rate is 3.500% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2022. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2062. This modification document is not signed by the borrower and the lender.	Credit Application Initial 1003_Application Missing Required State Disclosures	xx	3: Curable	* Divorce Decree (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in  oklahoma. The following state disclosures are missing in the loan file;
1. OK Title protection notice.
2. Insurance Disclosure.
3. NSF Fee Disclosure.
4. Over-the-limit fees.
5. Notice of Rights to Obtain a Security Freeze."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5A56V0JYTTK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.000%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of "xx".

The chain of assignments has been completed. Currently, the assignment is with xx, its Successors and Assigns.
There is civil judgment found against the borrowers in favor of "xx" in the amount of xx, recorded on xx/xx/2017. This lien amount is greater than loan amount.

There is amended judgment lien found against the borrowers in favor of "xx" in the amount of xx, recorded on xx/xx/2017. This lien amount is greater than loan amount.

There are 2 docket judgment lien found against the borrowers in favor of "xx" in the total amount of xx, recorded on xx/xx/2022.
There is Attorney lien found against the borrowers in favor of "xx" in the amount of xx, recorded on xx/xx/2022.
The 2021 combined annual taxes have been due in the amount of xx on xx/xx/2023.
The 2021 Combined annual taxes have been paid in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is xx/xx/2021.The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is xx/xx/2021.The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied.

As per collection comment dated xx/xx/2021, there is a disaster evaluation due to waterfall fail. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.

As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
Foreclosure Comments:The foreclosure was initiated in year 2016 with the loan and the Lis Pendens located at "xx"was filed on xx/xx/2016 and Lis-pendens release document located"xx"and  foreclosure case cancelled. But again the foreclosure case is resumed and it referred to an attorney on xx/xx/2019. The Lis Pendens located at "xx"was filed on xx/xx/2019 and Lis-pendens release document located" xx and foreclosure case was release. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.000% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial 1003_Application
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
Legal Representation Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
R7YIN927MBK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.000%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Cash Out	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.256%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 with the lender xx which was recorded on xx/xx/2009 with Instrument# xx

The chain of assignment is incomplete. Currently, the assignment is with xx.

There are two civil judgments against the borrower in the total amount of xx filed by xx.

There is one state tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2012.

1st, 2nd, 3rd and 4th installments of combined taxes for year 2022 have been paid off in the total amount of xx.

Annual utilities for year 2022 have been paid off in the amount of xx.

No delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 27 months delinquent with the loan. The last payment was received on xx/xx/2020 and was applied to xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is xx and current interest rate as per payment history is 4.000%. The current UPB reflected is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is REO.

According to the payment history as of xx/xx/2022, the borrower is currently 27 months delinquent with the loan. The last payment was received on xx/xx/2020 and was applied to xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is xx and current interest rate as per payment history is 4.000%. The current UPB reflected is xx.

The collection comment dated xx/xx/2022 the borrower's income is impacted by covid-19.

Forbearance plan being offered on loan. The collection comment dated xx/xx/2020 the forbearance plan started from xx/xx/2020. Forbearance plan ran and were extended from xx/xx/2021.

The collection comment dated xx/xx/2022, the subject property is owner occupied.

The collection comment dated xx/xx/2014, the subject property was damaged due to storm. The collection comment dated xx/xx/2019 the subject property was damaged due to tree damage and received claim check in the amount of xx. Further details not provided.

According to the PACER, the borrower xx filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The plan was discharged on xx/xx/2013.

The collection comment dated xx/xx/2014 the foreclosure is on hold due to loss mitigation. Further details not provided.

Updated:
As per the comment dated xx/xx/2023, the borrower filed for bankruptcy under chapter 13 with case # xx on xx/xx/2023. The POC was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the debtor to sell property by xx/xx/2024. The BK was dismissed xx/xx/2023.
As per the comment dated xx/xx/2024, the borrower intends to keep the property.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the FC was put on hold for loss mitigation.
As per the comment dated xx/xx/2024, the reason for default is death of the family member.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2024, the servicer provided 9 months RPP, which began from xx/xx/2024 in the amount of xx.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:The collection comment dated xx/xx/2014 the foreclosure is on hold due to loss mitigation. Further details not provided.

Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The plan was discharged on xx/xx/2013.

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore; unsecured portion is xx.

The case is discharged and the last filing date is xx/xx/2016.	The Modification agreement was made between xx and xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I xx in the amount of with step interest rate of 3.256% to 5.000% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. The lender has forgiven principal in the amount of xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Tax Service Fee Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
This loan failed the tax service fee test. (xx)
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance.

Prohibited Fees Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination fee."
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y2MBNZLVLDN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.700%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	77.876%	77.876%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	3.752%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which is held by "xx" in the amount of xx and this was recorded on xx/xx/2007.
The chain of the assignment has been completed as xx with xx.
There are two active state tax liens against the borrower xx in the total amount of xx which is held by xx and this was recorded on xx/xx/2019.
The school and combined annual taxes for the year 2022-2023 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan from 4 months and the next due date for the payment is xx/xx/2022. The last payment was received in the amount of xx at the rate of interest 3.752% on xx/xx/2022 which was applied to the due date of xx/xx/2022. The current UPB is xx. The deferral agreement dated xx/xx/2022, located at "xx"	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan from 4 months and the next due date for the payment is xx/xx/2022. The last payment was received in the amount of xx at the rate of interest 3.752% on xx/xx/2022 which was applied to the due date of xx/xx/2022. The due date has been adjusted as per mod located at "xx". The deferral agreement dated xx/xx/2022, located at "xx".
The comment dated xx/xx/2022, the borrower's income was impacted due to covid-19. As per the comment dated xx/xx/2021, the subject property was affected by natural disaster.
As per the doc located at "xx". The borrower filed for claim with the claim#xx. The subject property was damaged due to water on xx/xx/2017. The borrower filed for claim with the claim#xx. The subject property is in extremely poor condition, with long-term water damage to the ceiling and walls. Mold growth on a closet wall Settlement caused cracks in the foundation and mechanical damages to the siding, and some siding is missing due to an incomplete renovation. The front porch steps are pulling away. The estimated cost of repairs is unable to be determined. The latest collection comment does not show comments for repairs the subject property.

Update:
The loan is in foreclosure.
As per the comment dated xx/xx/2024, the foreclosure notice put on door. FC was referred to attorney on xx/xx/2022. The legal complaint was filed on xx/xx/2024.
As per the comment dated xx/xx/2023, the 12 month trial modification for has been approved which stated on xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the reason for default was the death of principal borrower.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2019. The new modified principal balance per modification is in the amount of xx with interest rate starting at 3.752 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2019. The maturity date is reflected as per the modification is xx/xx/2059.	Affiliated Business Disclosure Credit Application Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JNK2UEK047T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	10.000%	480	xx/xx/2003	xx/xx/2003	HELOC	Fixed	Refinance	81.893%	81.893%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	2.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 with the lender xx. Which was recorded on xx/xx/2003 for the amount of xx.

The chain of assignment has been completed. The current assignment is with xx. Which was recorded on xx/xx/2022.

No active judgments/lines found against subject borrower/property.

The annual combined taxes for year 2022 have been paid in xx on xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently 13 months delinquent with the loan. The next due date is xx/xx/2021, last payment was received on xx/xx/2021 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is xx.	Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently 13 months delinquent with the loan. The next due date is xx/xx/2021, last payment was received on xx/xx/2021 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is xx.
As per comment dated xx/xx/2021, reason for default is curtailment of income.
Comment dated xx/xx/2022, borrower's income was impacted due to covid-19. The debtors xx filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2006. The BK plan was confirmed xx/xx/2007 and terminated on xx/xx/2008.
As per the collection comment dated xx/xx/2022, the subject property is owner occupied.
No evidences have been found regarding the damage and repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The debtors xx filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2006. The BK plan was confirmed xx/xx/2007. POC was filed by xx for the secure claim amount of xx, in which secure claim amount is xx and the unsecured amount is xx. BK plan was terminated on xx/xx/2008. Borrower is not in active bankruptcy.	The loan was modified on xx/xx/2017 with the modified principal balance of xx. Borrower agreed to pay the modified P&I of xx with the modified interest rate 2.00% beginning from xx/xx/2017 to the maturity date of xx/xx/2057.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx""		* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87DJWGQL4PL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	90.736%	90.736%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	56.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx with xx.
The chain of assignment has been completed.
No active judgments or liens found.

Combined annual taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the loan is delinquent for 11 months. The last payment was received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan currently in collection.
According to the payment history as of xx/xx/2022, the loan is delinquent for 11 months. The last payment was received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per collection comment dated xx/xx/2020 borrower's income impacted by covid19.
As per BPO report located at xx.xx"xx" property had roof  damage estimate cost of repair in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CUFSAVXYPQ1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx/xx/1998	xx/xx/1998	Conventional	Fixed	Refinance	75.000%	75.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.000%	xx	xx/xx/2023	Financial Hardship	The updated title report dated xx/xx/2022 shows that the mortgage was originated on xx/xx/1998 with xx, in the amount of xx. The subject mortgage recorded on xx/xx/1998 with an instrument # xx

The chain of the assignments has been completed. Currently, the assignment is with xx.

The annual installments of combined taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 08 months and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 08 months and the next due date for payment is xx/xx/2022.The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the reason for default is unemployment or xx

As per comment dated xx/xx/2021, the subject property is owner occupied.

The comment history dated xx/xx/2018 shows that the property was damaged due to mold after a roof replacement. The BPO report dated xx/xx/2006 (xx) shows that the property roof was damaged by fire. However, the latest BPO dated xx/xx/2022 (xx) does not shows any damage or repair to the property.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2022. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2023 between borrower and the lender.
The reason for modification is financial hardship. The borrower promised to pay monthly P&I of xx with the rate of interest 5%. The new UPB is xx, beginning from xx/xx/2023 with a maturity date of xx/xx/2063. The modification does not have a balloon provision. The loan has been modified four times since origination.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "The home is affixed.
Appraisal report is missing from the loan file. According to the exterior BPO report dated xx/xx/2014 located at "xx", the subject property type is manufactured house. ALTA 7 endorsement is not incorporated with final title policy. The Affidavit of affixation is not available in the loan file. However, the legal description attached with the subject mortgage show serial number (xx). Which states that the manufactured home is affixed to the permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7X0YQVRSGCF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	xx	Yes	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.050%	360	xx/xx/2007	xx/xx/2007	HELOC	Fixed	Cash Out	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.000%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx"
The chain of assignments is complete; the current assignee is "xx".
There are 1st Agreed Order Approving Stipulation of Settlement and Dismissal of Lawsuit Civil judgment and 2nd Consent Final civil Judgment found against the subject property in favor of "xx" in the total amount of xx which was recorded on different dates.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 2.318%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 2.318%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.

The foreclosure was initiated in year 2009. The lis pendens "xx"  was filed on xx/xx/2009 with the case# xx. However, the lis pendency "xx" has been dismissed on xx/xx/2010. Again, the foreclosure was initiated in year 2012 and the lis pendens "xx" was filed on xx/xx/2012 with the case# xx. However, the lis pendency "xx" has been dismissed on xx/xx/2017. No further information available to understand the current status of foreclosure process.
..
As per the servicing comment dated xx/xx/2021, the reason for default is curtailed income.

As per servicing comment xx/xx/2016, contested/Litigated matter found for contest and matter assigned to foreclosure counsel. No further information regarding Contested / Litigation matter found in comments.

As per the BPO report dated xx/xx/2022, located at "xx" the subject property has repairs of roof and the estimated cost of repairs is xx.
As per the BPO report dated xx/xx/2016 located at  "xx"
the estimated cost of repairs is xx. No information has been found related to damage or repairs.

Foreclosure Comments:The foreclosure was initiated in year 2009. The lis pendens "xx"  was filed on xx/xx/2009 with the case# xx. However, the lis pendency "xx" has been dismissed on xx/xx/2010. Again, the foreclosure was initiated in year 2012 and the lis pendens "xx" was filed on xx/xx/2012 with the case# xx. However, the lis pendency "xx" has been dismissed on xx/xx/2017. No further information available to understand the current status of foreclosure process.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021, shows the new modified unpaid principal balance is xx and interest bearing amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.000% starting on xx/xx/2021 which will get changed in 6 steps until the new maturity date of xx/xx/2061. The rate will change in 6 steps which end with 7.000%. As per modification agreement, the lender has forgiven principal in the amount of xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Borrower Billing Rights (RESPA) (Lvl 2)     "xx"
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
03MDSMZEBWZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	300	xx/xx/2008	xx/xx/2008	FHA	Fixed	Refinance	66.283%	66.283%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	2.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2009 in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx, its successors and assigns. However, it should be with xx.

1st, 2nd, 3rd, and 4th installment of brought taxes for the year of 2022 have been paid in the amount of xx on different dates.

1st, 2nd, 3rd, and 4th installment of utilities taxes for the year of 2022 have been paid in the amount of xx on different dates.

1st and 2nd installment of brought taxes for the year of 2023 are due in the amount of xx.

No prior year delinquent taxes have been found.

There is one hospital lien found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2021.

There is one credit card judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2013.

There is one civil judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2011.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 24 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is xx and current PITI is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 24 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is xx and current PITI is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.

According to the updated title report dated xx/xx/2022, the lender xx on xx/xx/2015 with case#xx. As per servicing comments dated xx/xx/2016, the foreclosure sale was scheduled for xx/xx/2016.

As per servicing comment dated xx/xx/2022. the subject property is owner occupied.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans that ran and were extended several times from xx/xx/2020 to xx/xx/2022.

According to servicing comment dated xx/xx/2021, the subject property is affected by natural disaster. Further details not provided.

Foreclosure Comments:According to the updated title report dated xx/xx/2022, the lender xx on xx/xx/2015 with case#xx. As per servicing comments dated xx/xx/2016, the foreclosure sale was scheduled for xx/xx/2016. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2017. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.00% beginning from xx/xx/2017 with a maturity date of xx/xx/2052. The modification does not have a balloon provision. The loan has been modified twice since origination.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
3. This loan failed the TILA APR test. The annual percentage rate (xx) is 6.006%. The disclosed APR of 5.833% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. The loan does charge fee(xx) not provided for in this act, which is prohibited.

Prohibited Fees Test Inclusion-

Est. Open Water xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
3. This loan failed the TILA APR test. The annual percentage rate (xx) is 6.006%. The disclosed APR of 5.833% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VTMBC6J2KJG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.070%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	95.536%	95.536%	No Documentation	No	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	9.504%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2006 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of "xx".
The chain of assignments has not been completed. The current mortgage is with "xx". However, it should be with "xx".
No active judgments or liens have been found.
The annual combined taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.504%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.504%. The current UPB is reflected in tape for the amount of xx.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2009. The borrower has been discharged on xx/xx/2013 and also got terminated on xx/xx/2014. The date of last filing bankruptcy was xx/xx/2014. No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related damage or repairs.
As per collection comment dated xx/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.

Update:
As per servicing comment dated xx/xx/2023, the property occupancy is stated as owner occupied.
As per servicing comment dated xx/xx/2024, the loan has been modified on xx/xx/2024 and the borrower promises to pay P and I in the amount of xx. There is no deferred balance and principal forgiven amount.

The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2009. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2009 for the secured claim amount of xx.
The date of last filing bankruptcy was xx/xx/2014. The plan was terminated on xx/xx/2014.
The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 9.504% starting on xx/xx/2021, which will get changed in 03 steps until the new maturity date of xx/xx/2032. The rate will change in 03 steps which end with 11.070%. There are no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per appraisal report located at "xx-XX Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an un-discounted rate value was not provided."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Amortization Schedule Disclosure
2. Amortization Schedule Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Y71ZLXISL5W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.170%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2012	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.429%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2012 with the lender xx in the amount of xx, which was recorded on xx/xx/2012 Instrument# | Book/Page#xx xx
The chain of assignment has not been completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2016. However, this should be with xx.
There are two judgments active against the borrower in favor of xx in the amount of xx. Both were recorded on different dates.
There are two hospital liens active against the borrower in favor of xx in the amount of xx. Both were recorded on different dates.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.429%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2022, borrower's income is impacted by covid19. FB plan was approved for 3 months which ran from xx/xx/2022 to till xx/xx/2022.
As per the servicing comments, the subject property has been occupied by the unknown.  No details have been found regarding damage.

Foreclosure Comments:As per document located at "xx" shows the FC was initiated in 2020. However, the FC was put on hold due to loss mitigation. Further details not provided.

Bankruptcy Comments:Not Applicable	The step loan modification agreement was made on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.429% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061.	Credit Application Good Faith Estimate Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "xx"xx".

Loan failed HOEPA Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 11.361% exceeds APR threshold of 5.470% over by +5.891%. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in  KY . The following state disclosures are missing in the loan file;
1 Fair Housing Notice
2 Homeownership Protection Center Disclosures
																																																																																								3 Notice of Free Choice of Agent or Insurer"		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
U6GEMPRM681	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.510%	180	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	79.980%	79.980%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	10.500%	xx	xx/xx/2022	Lower Interest Rate	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 with xx which was recorded on xx/xx/2009 for the amount of xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. No active judgments or liens found on the subject borrower/ property. 2022 combined annual taxes have been due in the amount of xx on xx/xx/2022.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 4 months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 4 months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.
The loan modification agreement was made on xx/xx/2022 with a new principal balance of xx with fixed rate of 10.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2022 till the maturity date of xx/xx/2062.
As per collection comment dated xx/xx/2021; subject property was affected due to natural disaster.
As per latest comment dated xx/xx/2022, the borrower has been affected by Covid-19. No comments have been found regarding forbearance plan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022 with a new principal balance of xx with fixed rate of 10.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2022 till the maturity date of xx/xx/2062.	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged xx exceed fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure.

The following list of fees was included in the test:

Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Flood Determination - Life of Loan Fee xx
Title Examination Fee xx
Attorney's Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NNYUGL4R1P7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.776%	181	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	47.683%	47.683%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.776%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 6.776%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is xx.
As per comment dated xx/xx/2021, borrower's income is impacted by covid-19.
As per the servicing comments, the subject property has been occupied by the unknown. As per comment dated xx/xx/2021, subject property was affected by natural disaster.  Further details not provided.

Foreclosure Comments:As per document located at "xx" the FC was initiated in 2018. However, the FC was put on hold due to loss mitigation. Further details not provided.

Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/2021. The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.776% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2061. There are no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files. However, credit application is available at "xx-6724-4xx"xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OMDYGXKN4R8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.930%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	18.954%	18.954%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	8.369%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. The current assignment is with "xx".
There are 3 civil judgments active against the borrower in favor of "xx" in the total amount of xx which were recorded on different dates.
There is a prior state tax lien active against the borrower in favor of "xx" which was recorded on xx/xx/2006. The Amount is not mentioned on supportive document.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to payment history as of xx/xx/2022, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.
As per comment dated xx/xx/2022, the subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence of damage or repairs has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case#xx on xx/xx/2020. The POC was filed by the creditor "xx" on xx/xx/2020 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 plan was filed on xx/xx/2020 and confirmed on xx/xx/2020. The borrower shall pay monthly mortgage payment in the amount of xx per month for 3 months to the trustee under the chapter 13 plan and the borrower current installment payment direct pay to debtor. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the column C is still showing unsecured portion is xx. There is no comment indicating a cram down.	The loan modification agreement was made on xx/xx/2016. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 8.369% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2016. The maturity date as per loan modification agreement is xx/xx/2023.	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge xx exceeds disclosed finance charge of xx under disclosed by -xx.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge xx exceeds disclosed finance charge of xx under disclosed by -xx.

Loan failed TILA APR test due to calculated APR 11.430% exceeds APR threshold of 11.556% over by -0.126%."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
3. Notice of Free Choice of Agent or Insurer"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
M08TP8LY2KP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	99.652%	99.652%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. However, it should be with xx.
No active judgments or liens have been found.
1st installment taxes of 2022 have been paid in the amount of xx.
2nd installment taxes of 2022 are due in the amount of xx on xx/xx/2023.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 15 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is xx and PITI is xx. The UPB is xx. The borrower has been making interest payments.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 15 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is xx and PITI is xx. The UPB is xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx on xx/xx/2022. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.125% and new P&I xx that began from xx/xx/2022. The maturity is xx/xx/2062. There is no provision for the balloon payment.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TRDD9TJXLH4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/1997	xx/xx/1997	FHA	Fixed	Purchase	99.183%	99.183%	Full Documentation	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.000%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1997 with the lender xx, Federal Savings Bank. Which was recorded on xx/xx/1997 for the amount of xx.

The chain of assignment has been completed. The current assignment is with xx. Which was recorded on xx/xx/2022.

There is an active junior mortgage available against the subject property in the amount of xx in favor of xx. Which was recorded on xx/xx/2020.

No active judgments/lines found against subject borrower/property.

1st installment of town taxes for year 2022 has been paid in the amount of xx on xx/xx/2022 and 2nd installment of xx has also been paid on xx/xx/2022.
3rd installment of town taxes for year 2022 has been paid in the amount of xx on xx/xx/2022 and 4th installment of xx has also been paid on xx/xx/2022.
1st installment of town taxes for year 2023 has been due in the amount of xx on xx/xx/2023 and 2nd installment of xx has also been due on xx/xx/2023.
According to the payment history as of xx/xx/2022, the borrower is currently 27 months delinquent with the loan. The next due date is xx/xx/2020, last payment was received on xx/xx/2021 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is xx.	Collections Comments:The loan is currently in foreclosure.
According to the payment history as of xx/xx/2022, the borrower is currently 27 months delinquent with the loan. The next due date is xx/xx/2020, last payment was received on xx/xx/2021 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is xx.
According to the PACER, the borrower "xx" filed the bankruptcy under chapter 11 with case# xx on xx/xx/2019. The bankruptcy was terminated on xx/xx/2021. No more evidences are available regarding current bankruptcy status.
As per document dated xx/xx/2018 complaint filed by "xx" with case no#xx. As per servicing comments dated xx/xx/2018, judgment was filed. However, as per servicing comment dated xx/xx/2019, the foreclosure was placed on hold as borrower was filed bankruptcy.
As per servicing comment dated xx/xx/2020, the subject property has been affected by natural disaster.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic.

Foreclosure Comments:The foreclosure was initiated in year 2016 with the loan as per servicing comments dated xx/xx/2016. As per document dated xx/xx/2018 located at "xx", complaint filed by xx with case no#xx. As per servicing comments dated xx/xx/2018, judgment was filed. However, as per servicing comment dated xx/xx/2019, the foreclosure was placed on hold as borrower was filed bankruptcy under chapter 11 on xx/xx/2019 and the bankruptcy was terminated on xx/xx/2021. No further information available to understand the current status of foreclosure process.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 11 with case# xx on xx/xx/2019. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2020 for the secured claim amount of xx and the amount of arrearage is xx. The bankruptcy was terminated on xx/xx/2021. The date of last filing bankruptcy was xx/xx/2022. No more evidences are available regarding current bankruptcy status.	The loan was modified on xx/xx/2022 with the 02 step amortization with the new principal balance of xx. The borrower agreed to pay the initial step P&I of xx with the new initial step interest rate of 2.000% beginning from xx/xx/2022 and the new maturity date is xx/xx/2062. However, the modification is not signed by borrower and lender.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial 1003_Application Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL
Loan Data 0.000% Comparison Data 7.623% Variance -7.623%
This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) )
The annual percentage rate (xx) is 7.623%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51VW0JQWP0A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.730%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	73.798%	73.798%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which is held by xx and this was recorded on xx/xx/2008.
The chain of assignment is complete. The loan is currently assigned with xx.
The annual county taxes for the year of 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
No active judgments or liens have been found.

According to payment history as of xx/xx/2022, the borrower is currently 8 months delinquent. The last payment was received on xx/xx/2022 and next due date is xx/xx/2022 in the amount of xx. The current P&I is xx and PITI is xx. The stated current rate is 7.728%. The UPB is xx.	Collections Comments:The loan is currently in collections.
According to payment history as of xx/xx/2022, the borrower is currently 8 months delinquent. The last payment was received on xx/xx/2022 and next due date is xx/xx/2022 in the amount of xx. The current P&I is xx and PITI is xx. The stated current rate is 7.728%. The UPB is xx.
As per comment dated xx/xx/2022, the subject property is occupied by owner.
As per comment dated xx/xx/2022, the reason for default is unemployment due to Covid-19.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx-xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VC8MYLJQAPH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.840%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	86.420%	86.420%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	10.440%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx as xx with xx.

There are multiple civil judgments against the borrower in favor of xx which were recorded on different dates in the total amount of xx.

Annual county taxes of 2022 have been paid in the total amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 10.840%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 10.840%. The current UPB reflected as per the payment history is xx.

As per latest BPO dated xx/xx/2022 (located at "xx" the subject property is occupied by unknown party and it is in average condition.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Update-

As Per Collection Comment Dated xx/xx/2023, Foreclosure was filed by xx, Foreclosure was cancelled on xx/xx/2023 due to reinstatement, further details not found.
The Collection Comments are available from xx/xx/2023 to xx/xx/2024.  The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" on xx/xx/2017. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 10.440% beginning from xx/xx/2017 with a maturity date of xx/xx/2037. The modification further take in 2 steps. The loan was modified once since origination.	Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
As per appraisal report located at "xx" the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial number. The affidavit of affixation is not available in the loan file to determine whether the home is attached to the permanent foundation. Tax certificate attached with the updated title report does not reflect separate assessment for land and building."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to the following points:
  This loan failed the Bona Fide Discount Points Test:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the Bona Fide Discount Points Test:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1FXEFD5G4TN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	No	Yes	First	xx	xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.955%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	4.625%	xx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xxwith MERS as nominee for xx, N.A.

Chain of assignment has been completed. Currently, the assignment is with the "xx".

There is one junior mortgage against the subject property in favor of the xx for the amount of xx which was recorded on xx/xx/2007.

There is one junior civil judgment against the borrower in favor of the xx for the amount of xx which was recorded on xx/xx/2018.

Annual county, town and school taxes of 2022 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 51 months and the next due date for payment is xx/xx/2018. The last payment was received date is unavailable. The current P&I is xx and current PITI is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:Seller's tape data shows that loan is in REO. However, CC shows that loan is in foreclosure.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 51 months and the next due date for payment is xx/xx/2018. The last payment was received date is unavailable. The current P&I is xx and current PITI is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.

As per the death certificate located at "xx", the borrower "xx" deceased on xx/xx/2018.

According to collection comment dated xx/xx/2019, the roof of the subject property was damaged and the cost of repairs was xx. Collection comment dated xx/xx/2019 states that roof repairs were completed.

Subject property is occupied by unknown party.
Foreclosure Comments:According to servicing comments, the loan is in foreclosure. FC action was initiated in 2019. Later, FC was placed on hold for Covid moratorium. However, FC action was resumed, and the recent comments indicate that the borrower has requested loss mitigation.  Further details not provided.

																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between borrower and lender with an effective date of xx/xx/2013. As per the modified term, the new principal balance is xx. The borrower promises to make a monthly payment of xx modified interest rate of 4.625% beginning from xx/xx/2013 with a maturity date xx/xx/2047. The modification does not have a balloon provision.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MEJ9N2XOPTJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	44.621%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.916%	xx	xx/xx/2022	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

There is one junior mortgage active against the subject property in the amount of xx in favor of "xx" recorded on xx/xx/2008.

No delinquent taxes have been found for the prior year.
As per payment history as of xx/xx/2022, the borrower is 7 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 3.214 % which was applied for the due date of xx/xx/2022. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
As per payment history as of xx/xx/2022, the borrower is 7 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 3.214 % which was applied for the due date of xx/xx/2022. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.
As per collection comment dated xx/xx/2021, the borrower stated that property was damaged due to black mold. However, the insurance claim has not been filed yet. Further details not provided. No comments have been found stating that the damaged have been repaired.
Update
The collection comment history is incomplete. The collection comments are available from08/01/2022 to xx/xx/2022 and xx/xx/2023 to xx/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
"xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.916% started on xx/xx/2022, which will get changed in 3 steps until the new maturity date of xx/xx/2057. The rate will change in 3 steps which end with 4.608%. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount does not exceeds 2% of the modified principal amount.
As per payment history, the last transaction was made as per modification dated xx/xx/2020 located at "xx".	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

ate Fees Test: FAIL   Charged: 5.000%   Allowed: 3.000%    Over by: +2.000%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

ate Fees Test: FAIL   Charged: 5.000%   Allowed: 3.000%    Over by: +2.000%"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
																																																																																								1.Carbon Monoxide Alarms"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
R4VJE9LKRM9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	84.039%	84.039%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender xx

The chain of assignment not been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
2nd installment county taxes of 2021/2022 are delinquent in the amount of xx with good through date till xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.
The UPB is not reduced from xx/xx/2021 payment due but due dates have been changed.
As per the comment dated xx/xx/2022, the borrower's income was impacted due to covid-19.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property has repairs of siding and the estimated cost of repairs is xx. However, no details have been found regarding completion of repairs.

Update:
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower was impacted by COVID-19, and the servicer provided a COVID-19 temporary deferment plan.
As per the comment dated xx/xx/2023, the servicer provided TPP that started from xx/xx/2023 to xx/xx/2023 with a monthly payment in the amount of xx.
As per the comment dated xx/xx/2023, the RFD was the curtailment of the income.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test is failed
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Indiana. The following state disclosures are missing in the loan file;
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FE3IOFZL4LV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.100%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	90.330%	90.330%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 with lender "xx" in the amount of xx recorded on xx/xx/2006.
The chain of assignment has been completed. Currently, the assignment is with "xx".
There is a municipal lien on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2011.
There are multiple judgments against the common name "xx" filed by xx for different amounts and they were recorded on different dates.
The 2022 town annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 3.125%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 3.125%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx/xx/2022 the subject property is occupied.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to covid-19. Forbearance plan was extended several times. Last FB plan was given to the borrower on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022. The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with interest rate of 3.125% starting on xx/xx/2022 till the new maturity date of xx/xx/2062.	Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx.
Loan failed TILA foreclosure rescission due to finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx."
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0CMUYDP3ODD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.060%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	79.716%	79.716%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.560%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx. Its successors and assigns.

No active judgments or liens have been found.

Annual combined taxes of 2013 to 2022 have been exempt.

Annual combined taxes of 2012 have been paid in the amount of xx on xx/xx/2014.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 04 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 9.560%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 04 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 9.560%. The current UPB reflected as per the payment history is xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2021.

According to collection comment dated xx/xx/2021, the property was affected by winter storm. Estimated repair cost is not given. Further details not found.

The subject property is owner occupied.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between borrower and lender with an effective date of xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 9.560% beginning from xx/xx/2020 with a maturity date of xx/xx/2029. The modification does not have a balloon provision. The servicer agreed to forgive the principal balance amount of xx. As per payment deferral agreement recorded on xx/xx/2021, the servicer agreed to defer the amount of xx.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Title Examination Fee xx
Attorney's Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
A2N5UGW8ABW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.930%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	54.875%	54.875%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx, its successors and assigns. However, it should be with xx. 1st combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022. 2nd combined taxes of 2022 have been due in the amount of xx. No prior year delinquent taxes have been found. There are six civil judgments found against the borrower in the total amount of xx in favor of xx, which were recorded on different dates. There is an IRS lien found against subject property in favor of "xx" in the amount of xx, which recorded on xx/xx/2020. There is one UCC lien found against the subject property with no amount in favor of "xx", which recorded on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 08 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 9.820%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 08 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 9.820%. The current UPB reflected as per the payment history is xx. As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans that ran and were extended several times from xx/xx/2021 to xx/xx/2022. According to collection comment dated xx/xx/2021, the home walls and roof of the subject property was damaged and the cost of repairs was not mention. Further details not provided. According to collection comment dated xx/xx/2022, the property was affected by natural disaster. Further details not provided. There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DJNCZQLLPVK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.896%	360	xx/xx/2006	xx/xx/2007	Conventional	Fixed	Cash Out	99.027%	99.027%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx as xx with xx.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 14 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 14 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.
As per latest BPO dated xx/xx/2022 (located at "xx" the subject property is owner occupied and it is in average condition.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.

As per comment dated xx/xx/2022, the subject property is owner occupied.

As per comment dated xx/xx/2022, the subject property has been affected by natural disaster.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Initial 1003_Application (Lvl 2) "xx" * Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0CNRH0IDTMP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.270%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	102.144%	102.144%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx in favor of xx. Currently, the assignment is with xx, its successors and Assigns.

No active judgments or liens have been found.

The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2022. The current P&I is xx with an interest rate of 7.999%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2022. The current P&I is xx with an interest rate of 7.999%. The current UPB reflected as per the payment history is xx.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.

As per comment dated xx/xx/2022, the reason for default death of borrower.

No information has been found regarding the forbearance plan.

According to the most recent BPO report, dated xx/xx/2022, which can be found at "xx", the subject property needs to have of its gutter and soffit damage replaced. The estimated cost of repairs is xx. However, no information has been found related to repairs in the latest 24 months of collection comments.

As per latest BPO dated xx/xx/2022 located at "xx", the subject property is owner occupied.

No comments have been found stating the borrower's income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional ARM rate mortgage originated on xx/xx/2005 with xx&I of xx with the rate of interest 9.2700% and a maturity date of xx/xx/2035. The current P&I as per the latest payment history / tape as of xx/xx/2022 is xx and rate of interest is 7.999%. However, there is a change in P&I and rate of interest with respect to note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx/xx/2007 with rate of interest 7.999 % and P&I is xx.	Affiliated Business Disclosure
Credit Application
Flood Certificate
HUD-1 Closing Statement
Initial 1003_Application
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.Credit Property Insurance Disclosure
2.Priority of Security Instrument Disclosure
3.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HCUJB1ZURU1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.440%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	71.307%	71.307%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.745%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007 with instrument book/page#xx
The chain of assignment is complete. The current assignment is with "xx" which was recorded on xx/xx/2017.
No active judgments are found.
Annual property taxes for the year 2021 and 2022 were paid on xx/xx/2021 and xx/xx/2022 in the total amount of xx without any prior delinquency.
According to the payment history as of xx/xx/2022, the borrower is 3 months delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is 3 months delinquent with the loan. The last payment received on xx/xx/2022 which is applied on xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per servicing comment dated xx/xx/2022, reason for default is the borrower's income is impacted by covid-19 and FB plan become active on xx/xx/2022.
The subject property is occupied by the owner.
No foreclosure activity has been found. No post close bankruptcy record has been found.
As per the BPO report dated xx/xx/2016 located at "xx" the subject property was damaged, and the cost to repair the landscaping is xx.The detailed information regarding these damages is not available, hence we are unable to confirm whether these damages are repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" on xx/xx/2022. The new modified unpaid principal balance is xx. The borrower promises to make a monthly payment of xx with an interest rate of 7.745% beginning from xx/xx/2022, which will get changed in 4 steps till the maturity date of xx/xx/2038. The rate will change in 4 steps which end with 10.440%.

																																																																																		As per the doc located at "xx", the prior mod had a forgiven amount of xx.	Credit Application HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Missing Initial 1003_Application (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3L25QK6CEG3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.160%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	83.369%	83.369%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2005 in the amount of xx with xx, and it was recorded on xx/xx/2005. The chain of assignment has been completed. The loan is currently assigned with xx. There is a prior mortgage originated on xx/xx/2005 in the amount of xx with xx, and it was recorded on xx/xx/2005. No active judgments or liens found. Annual combined taxes of 2022 have been paid off in the total amount of xx on12/31/2022. As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquency for 10 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 6.996%. The UPB as of the date mentioned in the updated payment history is in the amount of xx.	Collections Comments:The loan is in collection. The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquency for 10 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 6.996%. The UPB as of the date mentioned in the updated payment history is in the amount of xx No foreclosure activity has been found. Details regarding the bankruptcy are not available. As per the comment dated xx/xx/2022 the borrower's income was impacted by covid-19. FB plans ran from xx/xx/2022. The property is owner occupied and is in average condition. As per the latest BPO (xx) report dated xx/xx/2017, the subject property had damaged. The property needs repairs. The estimate cost for repair in the total amount of xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provided.
Update: No additional information found in recent collection comments.
Collection comments are available from xx/xx/2023 to 07/112024 and missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx/xx/2005 with xx&I of xx with the rate of interest 9.160% and a maturity date of xx/xx/2035. The current P&I as per the latest tape as of xx/xx/2022 is xx and rate of interest is 6.996% . However, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx/xx/2021 .	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZV26A16BC16	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008, in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx, Its Successors and Assigns as xx with xx.

No active judgments or liens have been found.

Annual combined taxes of 2022 are due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 9 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 10.120%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 9 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 10.120%. The current UPB reflected as per the payment history is xx.

As per comment dated xx/xx/2022, the subject property is owner occupied.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2022 to xx/xx/2022.

As per comment dated xx/xx/2022, the subject property has been affected by natural disaster.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution  A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Title Examination Fee xx
Attorney's Fee xx
Recording Fee xx

Per statute, the SOL of 4 years has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KWAOZDJ8AU9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx. in the amount of xx which was recorded on xx/xx/2005 with Instrument | xx# xx

The chain of assignment is incomplete. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for year 2022 have been paid off in the amount of xx.

No delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 3 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 7.999%. The current UPB reflected is xx.

Collections Comments:As per the review of collection comments, the current status of the loan in bankruptcy.

According to the payment history as of xx/xx/2022, the borrower is currently 3 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 7.999%. The current UPB reflected is xx.

No comments have been found regarding borrower impacted by covid-19 pandemic.

xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx Ross and xx filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore; unsecured portion is xx.

The proof of claim filed on xx/xx/2018. The total amount of secured claim is xx and amount of arrearage is xx.

The case is active and the last filing date is xx/xx/2022.

																																																																																		Not Applicable	Credit Application Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"		* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CHFHKVK9141	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Refinance	101.296%	101.296%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 with the lender xx. in the amount of xx which was recorded on xx/xx/2001 with Instrument# xx

The chain of assignment has been completed. Currently, the assignment is with xx, Its Successors and Assigns.

No active judgments or liens have been found against the subject property and borrower.

1st installment of combined taxes for year 2021 has been paid off in the amount of xx.

2nd installment of combined taxes for year 2021 has been paid off in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 3 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 8.748%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently 3 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 8.748%. The current UPB is xx.

The collection comment dated xx/xx/2022 the borrower's income is impacted by covid-19. The collection comment dated xx/xx/2022 shows the forbearance plan was provided to borrower which started from xx/xx/2022.

The collection comment dated xx/xx/2022 the subject property is owner occupied.

As per the BPO report dated xx/xx/2017 located at_ xx.XXXX-587BA792CECE Page#xx, the roof of the subject property was damaged. The estimated repairing cost is xx. Further details not provided. As per the BPO report dated xx/xx/2022 located at_ xx.FCVALUTN_6A0FF424-608F-CE20-8D1C-83C458D00000 the subject property is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Update:-
Update:-

No additional information found in recent collection comments"
The collection comment is incomplete.The collection comments are available from xx/xx/2023 to xx/xx/2024.The collection comments are missing from
xx/xx/2024 to xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.990% and a maturity date of the loan is xx/xx/2031. As per latest payment history as of xx/xx/2022, P&I is xx and rate of interest is 8.748%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but copy of loan modification agreement is missing from the loan file.

Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio . The following state disclosures are missing in the loan file;
1 Equal Credit Availability Notice
2 Insurance Tying Disclosure
3 Non-Deposit Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EAPL2BB91O4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.820%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	70.662%	70.662%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".
The chain of assignments has been completed; the current assignee is "xx".
There are 02 civil judgments found against the subject borrower in the total amount of xx filed by xx.
The 1st, 2nd installment of town taxes for the year of 2022 has been paid in the total amount of xx on xx/xx/2022 and xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.876%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.876%. The current UPB is reflected in tape for the amount of xx.
The reason for default is unable to be determined. As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.
No evidences have been found regarding the current foreclosure proceedings.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property has repairs of other (xx) and the estimated cost of repairs is xx. No information has been found related to damage or repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2012. The POC (xx) was filed by the creditor "xx" on xx/xx/2012 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2012, and confirmed on xx/xx/2012. The plan reflects arrearage for subject loan totals xx and borrower has committed to pay monthly payments of xx for 60 months toward the arrearage. The BK was discharged on xx/xx/2016 and also got terminated on xx/xx/2017.	Not Applicable	Appraisal (xx) Credit Application Initial 1003_Application Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional refinance. Tape shows issues regarding section B."	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan is closed with an appraisal. However, market conditions addendum is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EVZI40P2BC6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.340%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	48.296%	48.296%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007, which recorded on xx/xx/2007 with instrument# xx in the amount of xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/xx/2017.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.

School taxes of 2022/23 have been paid off in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that the loan is collections. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.125%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of xx/xx/2022 reveals that the loan is collections. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.125%.

Collection comment dated xx/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 3.125% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2061. Reason for modification is financial hardship.	Credit Application	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per appraisal report located at "xx-XX."xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL
Loan Data 11.340% Comparison Data 7.250% Variance +4.090%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81040321SNI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.820%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	49.699%	49.699%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	10.820%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. in the amount of xx which was recorded on xx/xx/2007 with Instrument # xx

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual personal taxes for the year 2016 have been paid off in the amount of xx.

Annual combined taxes for the year 2022 have been paid off in the amount of xx.

Annual personal taxes for the year 2022 have been paid off in the amount of xx.

Annual personal taxes for the year 2022 are due on xx/xx/2023 in the amount of xx.

The personal annual taxes for the year 2017 to 2021 are delinquent in the total amount of xx and are good through xx/xx/2022."
According to the payment history as of xx/xx/2022, the borrower is currently 5 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 10.820%. The current UPB reflected is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently 5 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 10.820%. The current UPB reflected is xx.

Collection comment dated xx/xx/2022 the borrower's income has been impacted by covid-19.
Forbearance plan being offered on loan. Collection comment dated xx/xx/2022 the forbearance plan was provided to borrower which started from xx/xx/2022.
The collection comment dated xx/xx/2022, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2019. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 10.820% beginning from xx/xx/2019 till the maturity date of xx/xx/2029. There is no deferred balance amount and forgiven amount.
																																																																																			Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx-1xx"xx"		* Application Missing (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2R7VS7M1AVV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.818%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	96.737%	96.737%	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.990%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2015.
No active judgments or liens have been found.
For both Parcel# xx, 2nd half county taxes of 2022 were past-due in the total amount of xx with good through date xx/xx/2022.	As per payment history as of xx/xx/2022, the borrower is 5 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 4.990% which was applied for the due date of xx/xx/2022. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
As per payment history as of xx/xx/2022, the borrower is 5 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 4.990% which was applied for the due date of xx/xx/2022. The current UPB is xx.
No foreclosure evidence has been found.
As per collection comment dated xx/xx/2020, the litigation was active in the loan. However, the reason for litigation is unable to be determined from available comments. No comments have been found stating that the litigation matter has been resolved.
No RFD has been found.
No damage or repairs have been found.

Update:

The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2024, the trial mod period of 9 months in the amount of xx was given to the borrower.
As per the comment dated xx/xx/2023, the payment arrangement was modified on xx/xx/2023.
As per the comment dated xx/xx/2023, two prior BK 13's were filed (xx).
As per the comment dated xx/xx/2023, an offline hardship application has been received.
As per the comment dated xx/xx/2023, modification was declined due to payment default.
As per the comment dated xx/xx/2023, the borrower had filed bankruptcy Ch-13 case # xx, which was discharged on xx/xx/2011, and filed joint Ch-7 case # xx, which was discharged on xx/xx/2013. The statement of intent behind this is to retain the subject property.
As per the comment dated xx/xx/2023, the borrower had a string of recent health problems that resulted in him losing his leg and his wife having suffered a major heart attack and not being able to do so in a large lump sum payment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the debtor "xx" had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2012. The POC was filed on xx/xx/2012 with the POC claim amount xx and the arrearage amount is xx. The schedule D in voluntary petition shows the secured claim in the amount of xx and the value of collateral which supports the claim is xx, the unsecured amount is xx. The plan was not confirmed at that time. The chapter 13 case was converted to chapter 7 on xx/xx/2012. The case was discharged on xx/xx/2013 and terminated on xx/xx/2013.	The modification agreement was made on the effective date xx/xx/2023 and the new principal balance is xx. As per the agreement the P&I in the amount of xx with the interest rate of 4.99% beginning from xx/xx/2023 till the maturity date xx/xx/2063.	Credit Application Initial 1003_Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in  xx. The following state disclosures are missing in the loan file;
1 Copy of Appraisal or Statement of Appraised Value
2 Choice of Settlement Agent Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2295T8FQG2B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.254%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	56.894%	56.894%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.999%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003 with Instrument # xx

The chain of assignment is incomplete. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for year 2021 have been paid off in the amount of xx.

Annual county taxes for 2022 are due on xx/xx/2023 in the amount of xx.

No delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is currently 7 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 4.999%. The current UPB reflected is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy.

According to the payment history as of xx/xx/2022, the borrower is currently 7 months delinquent with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 4.999%. The current UPB reflected is xx.

No comments have been found regarding borrower impacted by covid-19 pandemic.

As per BPO report dated xx/xx/2022 located at_ xx. the subject property is owner occupied.

As per BPO report dated xx/xx/2017 (xx) the subject property was damaged. The estimated cost of repairing is xx. As per BPO report dated xx/xx/2022 located at_ xx.xx the subject property is in average condition. Further details not provided.

According to the PACER, the borrowers xx filed for bankruptcy under chapter-13 with the case# xx XXXX on xx/xx/2021. The plan was confirmed on xx/xx/2021.

As per collection comments, the foreclosure was initiated in the loan in 2019. The foreclosure was put on hold. Further details not provided.

Update:-
As per comment dated on xx/xx/2023 there is active bankcrupty .The collection comments are available from xx/xx/2023 to xx/xx/2024.
The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:As per collection comments, the foreclosure was initiated in the loan in 2019. The foreclosure was put on hold. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrowers xx filed for bankruptcy under chapter-13 with the case# xx XXXX on xx/xx/2021.

The plan was confirmed on xx/xx/2021.

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore; unsecured portion is xx.

The proof of claim filed on xx/xx/2021. The total amount of secured claim is xx and amount of arrearage is xx.

The debtor shall pay the trustee xx for 60 months under chapter 13.

The case is active and the last filing date is xx/xx/2022.

There is no comment indicating a cram down.	The modification agreement was made between xx and xx on xx/xx/2020. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with step interest rate of 4.999% to 9.999% beginning from xx/xx/2020 till the maturity date of xx/xx/2039. There is no deferred balance amount and forgiven amount.	Appraisal (xx) Credit Application Initial 1003_Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx-xx"xx"	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
Brokerage/Finder Fee Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Loan Data: xx, Comparison Data: xx, Variance: +xx.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19EFI7SV983	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.790%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	79.980%	79.980%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.805%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx. Which was recorded on xx/xx/2008 for the amount of xx.

The chain of assignment has been completed. The currently assignment is with xx. Which was recorded on xx/xx/2017.

There is IRS lien open against the borrower in the amount of xx in favor of xx which was recorded on xx/xx/2020. SSN# not match with borrower SSN#.

Annual city taxes for year 2022 have been paid in the amount of xx on xx/xx/2022.
Annual city taxes for year 2021 have been paid in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2022, the borrower is currently 12 months delinquent with the loan. The next due date for payment is xx/xx/2021, last payment was received on xx/xx/2020 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently 12 months delinquent with the loan. The next due date for payment is xx/xx/2021, last payment was received on xx/xx/2020 in the amount of xx. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is in the amount of xx.
As per the servicing comment dated xx/xx/2022 the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19. Forbearance plan ran and were extended several times.
As per the collection comment dated xx/xx/2022, the subject property is owner occupied.
No evidences have been found regarding the damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with the 02 step amortization with the new principal balance of xx. Servicer agreed to forgive the amount of xx. The borrower agreed to pay the initial step P&I of xx with the new initial step interest rate of 4.805% beginning from xx/xx/2022 and the new maturity date is xx/xx/2062.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX Constitution A6 Required Fees Test due to fees charged xx exceeds fees threshold of xx over +xx. The borrower to be refunded +xx over charged fee to cure

The following list of fees was included in the test.

Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Title Examination Fee xx
Attorney's Fee xx
Recording Fee xx
Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx under by xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds Disclosed Finance charge of xx under by xx."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K9C8HL54NBC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.050%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.018%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of xx.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. : According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.
As per the comment dated xx/xx/2022, the reason for default is an excessive obligation.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2020.
The Unpaid Principal Balance is xx with interest rate 8.018% which steps up in 3 steps ending at 9.934%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2020. The maturity is xx/xx/2060.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test: FAIL
This loan failed the Indiana license validation test. (xx)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LAEVJLHQXZS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.999%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Refinance	90.712%	90.712%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	6.567%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2001 and was recorded on xx/xx/2001 in the amount of xx in favor of xx.
Taxes of 2021 have been paid in the amount of xx.
Taxes of 2022 are due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 8 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 8 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per document located at "xx", the foreclosure was initiated and complaint was filed on xx/xx/2019. No further details have been found.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:As per document located at "xx", the foreclosure was initiated and complaint was filed on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2019.
The Unpaid Principal Balance is xx with interest rate 6.567% which steps up in 3 steps ending at 8.288%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2019. The maturity is xx/xx/2059.
The borrower made last payment as per doc located at "xx"	Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test is failed
This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx; hence, the variance is xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SAGLMOSFGBK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2019	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.176%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	84.733%	84.733%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.720%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004, which recorded on xx/xx/2004 in the amount of xx with the lender "xx".

There are 06 real estate tax lien found against the subject property in the total amount of xx filed by xx.  The subject property is located in PA which is a super lien state. The aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the above unpaid liens with late charges and accrued interest.
There is IRS lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
There are 02 civil judgments against the borrower in the total amount of xx filed by xx.
The 2022 Borough annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The 2022/23 school annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 40 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx. The current P&I is xx with an interest rate of 8.710%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in foreclosure.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 40 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx.  The current P&I is xx with an interest rate of 8.710%. The current UPB reflected as per the payment history is xx.
As per tape data the foreclosure complaint was filed on xx/xx/2019. As per comment dated xx/xx/2022, the FC action has been delayed due to loss mitigation.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. As per comment dated xx/xx/2021, borrower is active in forbearance plan.
No information has been found regarding the bankruptcy.

Foreclosure Comments:As per tape data the foreclosure complaint was filed on xx/xx/2019. As per comment dated xx/xx/2022,the FC action has been delayed due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.720% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The forgiven amount is xx. The forgiven amount exceeds 2% of modified balance.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Prepayment Rider Missing (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S2SNIXRI0JQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.910%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	102.073%	102.073%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	8.498%	xx	xx/xx/2021	Financial Hardship	The updated title report dated xx/xx/2022 shows that the mortgage was originated on xx/xx/2006 with xx in the amount of xx which was recorded on xx/xx/2006 with the instrument # xx
The chain of the assignment has been completed. The current assignment is with xx.
There are five junior civil judgments active against the subject borrower in the total amount of xx in favor of xx which were recorded on different dates.
The annual county taxes for the year of 2022 are due in the amount of xx for xx/xx/2023.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2022, the borrower is 18 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 10.410% which was applied for the due date of xx/xx/2021. The current UPB reflected in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is 18 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 10.410% which was applied for the due date of xx/xx/2021. The current UPB reflected in the amount of xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.
As per collection comment dated xx/xx/2021, the subject property was affected by natural disaster. However, the nature of damage and cost of repair are unable to be determined. No comments have been found regarding repair completion.
Update
The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
"xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date xx/xx/2021 and a new principal balance is xx with a step amortization and the rate started from 8.498 % and borrower has promised to pay P&I in the amount of xx that began from xx/xx/2021 with a new maturity date of xx/xx/2061. The rate changes in 3 steps ending at 10.41%.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2G8YFM1VKT0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.631%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	103.157%	103.157%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	11.817%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008, in the amount of xx, with xx.
The chain of assignment has been completed.
No active liens and judgments have been found.
County annual taxes for the year of 2022 are due on xx/xx/2023 in the amount of xx and taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
City annual taxes for the year of 2022 are due on xx/xx/2023 in the amount of xx and taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
As per the payment history as of date xx/xx/2022 the borrower is delinquent for 2 months and last payment was received on xx/xx/2022 for the due date of xx/xx/2022 in the amount of xx. According to payment history next due date is xx/xx/2022 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:The current status of the loan is collections.
As per the payment history as of date xx/xx/2022 the borrower is delinquent for 2 months and last payment was received on xx/xx/2022 for the due date of xx/xx/2022 in the amount of xx. According to payment history next due date is xx/xx/2022 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.
The collection comment does not state RFD.
Comment dated xx/xx/2022 show that subject property is occupied by the unknown party. No evidence found regarding bankruptcy and foreclosure.
Update
The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024 .We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
"xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy on xx/xx/2018 under chapter 13 with case number xx and plan was confirmed on xx/xx/2018.The last date of filing is xx/xx/2022. The POC was filed on xx/xx/2018.As per the POC amount of claim is xx and amount of arrearage is xx. According to voluntary petition the value of collateral is xx so there is no unsecured amount.
The borrower xx had filed prior BK on xx/xx/2015 with chapter-13.	Not Applicable	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx-xx"xx"xx.xx Page#xx'. The modification has not been done in the loan."	* Application Missing (Lvl 2) "xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
Brokerage/Finder Fee Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Loan Data: xx, Comparison Data: xx, Variance: +xx.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.Placement of Insurance Disclosure
2.TN Consent to Disclosure of Insurance Information
3.Choice of Agent/insurer
4.Insurance Solicitation/Post Commitment"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GK6YEFH1T6W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.130%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	66.181%	66.181%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2008 with the lender xx, in the amount of xx, which was recorded on xx/xx/2008 Instrument# | Book/Page# xx .
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There is water/sewer lien active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2020.
There are six judgments active against the borrower in favor of xx in the total amount of xx. All were recorded on different dates.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 33 months with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx with the rate of interest 5.230%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
The borrower made last transaction as per AOT located at "xx".	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 33 months with the loan and the next due date is xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, borrower's income is impacted by covid-19. FB plan was approved and extended several times.
As per the servicing comments, the subject property has been occupied by the owner. As per BPO report dated xx/xx/2020 located at "xx" shows that estimated cost amount for repair is xx. As per comment dated xx/xx/2022, subject property was affected by natural disaster. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower "xx" filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2021. The POC was filed on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 41 months under amended Chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	The loan was modified on xx/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.500% and the P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per modification is xx/xx/2062. The modification agreement is not signed by borrower and servicer.

Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) VA Application Disclosure
2) Choice of Settlement Agent Disclosure
3) Copy of Appraisal or Statement of Appraised Value."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JCSPUGRH8QN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.190%	180	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	69.933%	69.933%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.935%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of xx in favor of "xx"
The chain of assignments is complete; the current assignee is "xx" .
No active liens and judgments have been found.
County annual taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 4.999%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 4.999%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.
No evidences have been found regarding the current foreclosure and bankruptcy.
As per comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19.
As per latest property inspection report dated xx/xx/2022 located at "xx" the subject property is owner occupied.
As per comment dated xx/xx/2021, property was affected by natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification was made on xx/xx/2022 between xx. and lender xx with unpaid principal balance xx. As per agreement the P&I in the amount of xx with the interest rate of 4.935% beginning from xx/xx/2022 till the maturity date xx/xx/2031. The rate will change in 4 steps which end with 8.935%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx.xx" the property is manufactured home.
The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Incorrect Property address on Note Document. (Lvl 3) "xx"xx"xx"XXXX NC XXXX, xx, NC XXXX"xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
863BM8VPAVJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.790%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	93.975%	93.975%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	2.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of "xx".
The chain of assignment has been completed. The last assignment is with "xx".
No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.
According to payment history as of xx/xx/2022, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2022, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
As per collection comment dated xx/xx/2022, the borrower's income is impacted by covid-19.
No evidence has been found regarding bankruptcy and foreclosure.
As per comment dated xx/xx/2022, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per loan modification agreement is xx/xx/2061. The deferred balance amount is xx and interest bearing is xx.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Required State Disclosures (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N0HAI4RX45N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	No	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.400%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	90.577%	90.577%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.500%	xx	xx/xx/2022	Financial Hardship	xx in the amount of xx which was recorded on xx/xx/2007 with Instrument # xx

The chain of assignment is incomplete. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for year 2022 have been paid off in the amount of xx.

1st installment of school taxes for year 2022/2023 has been paid off in the amount of xx.

2nd installment of school taxes for year 2022/2023 is due on xx/xx/2023 in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 3.500%. The current UPB reflected is xx.

Collections Comments:As per the review of collection comments, the current status of the loan is REO.

According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and current interest rate as per payment history is 3.500%. The current UPB reflected is xx.

The collection comment dated xx/xx/2022 the borrower's income is impacted by covid-19.
Forbearance plan being offered on loan. The collection comment dated xx/xx/2021 the forbearance plan started from xx/xx/2021. Forbearance plan ran and were extended from xx/xx/2021.

As per BPO report dated xx/xx/2022 located at_ xx.xx the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with current interest rate of 3.500% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.

Affiliated Business Disclosure Credit Application Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UH4EFW5EQA2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.200%	299	xx/xx/2007	Unavailable	Conventional	Fixed	Cash Out	64.168%	64.168%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
No active liens and judgments have been found.
County annual taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 8.700%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 8.700%. The current UPB is reflected in tape for the amount of xx and the deferred amount is xx.
No evidences have been found regarding the current/prior foreclosure and bankruptcy.
As per servicing comment dated 06/072022, the borrower's income has been impacted due to Covid-19.
As per comment dated xx/xx/2021, the borrower is active on forbearance plan.
..No comment regarding damage and repairs located to the subject property.
As per latest BPO / property inspection report dated xx/xx/2022 located at "xx" the subject property is owner occupied.
As per servicing comment dated xx/xx/2020, the subject property has been affected by natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
As per updated title report dated xx/xx/2022; the tax certificate shows that the subject property is Manufactured Home. The Alta-7 endorsement for manufactured home does not attached with the title policy. The Deed of Trust/Mortgage does not list the VIN# xx its description. Affixation document is not found from the file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Placement of Insurance Disclosure
2) Availability of Title Insurance
3) TN Consent to Disclosure of Insurance Information
4) Choice of Agent/insurer
5) Insurance Solicitation/Post Commitment."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
A8GIPCG2XKR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.220%	180	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	78.711%	78.711%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	35.572%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	9.720%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active judgments or liens were found.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.720%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 9.720%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per comment dated xx/xx/2022, borrower is on forbearance plan.
As per servicing comment dated xx/xx/2021, borrower filed a claim for damage due to hail. As per comment borrower received claim check in the amount of xx. According to the most recent property inspection report dated xx/xx/2022 located at "xx", the property has no damages. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is decrease in income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 9.720% starting from xx/xx/2019 till the maturity date of xx/xx/2030. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.	Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed TX constitution A6 required fees test due to fees charged xx exceed fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The below list of fees was included in the test: Loan Origination Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: xx
Credit Report Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Flood Certification - Single Charge or Life of Loan paid by Borrower: xx
Title Examination Fee paid by Borrower: xx
Mortgage Recording paid by Borrower: xx
Releases Recording paid by Borrower: xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice.
2. Commitment RequiremenTAnti-Tying.
3. TILA Disclosures in Spanish.
4. Home Equity Consumer Disclosure.
5. Home Equity Loan Interest and Fees Preclosing Disclosure.
6. Home Equity Loan Copies of Documents.
7. Home Equity Loan Rescission Notice.
8. Fair Market Value of Homestead Property Acknowledgment.
9. Home Equity Loan Notice of Address for Borrower Notification of Violation.
10. Choice of Insurance Notice.
11. Collateral Protection Insurance Disclosure.
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
K2Q5U6HHO1V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.610%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	89.796%	89.796%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.488%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022 the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with xx active judgments or liens were found.
Annual combined taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 28 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date is xx/xx/2020. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:The seller's tape data shows that the current status of the loan is in REO.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 28 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date is xx/xx/2020. The P&I is xx, the PITI is xx, and the UPB is xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
As per the comment history and updated title report, the foreclosure was initiated in 2022. The complaint was filed on xx/xx/2022. Further details not provided.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property has repairs of new roof, exterior painting and gutters cleaning in the amount of xx. As per the latest BPO report dated xx/xx/2022 located at "xx", the subject property has repairs of exterior painting and gutters cleaning in the amount of xx. However, no details have been found regarding completion of repairs.
The borrower xx filed bankruptcy under chapter-7 on xx/xx/2020 with the case#xx. The case was discharged and terminated on xx/xx/2020.
Foreclosure Comments:As per the comment history and updated title report, the foreclosure was initiated in 2022. The complaint was filed on xx/xx/2022. Further details not provided.
Bankruptcy Comments:The borrower xx filed bankruptcy under chapter-7 on xx/xx/2020 with the case#xx. The case was discharged and terminated on xx/xx/2020. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The step modification agreement was made between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.488% starting on xx/xx/2022, which will get changed in 4 steps until the new maturity date of xx/xx/2062. The rate will change in 4 steps which end with 9.819%. There are no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and the lender.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Fair Housing Notice
2) Homeownership Protection Canter Disclosures
3) Notice of Free Choice of Agent or Insurer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7RJFSI06EPN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	240	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	72.508%	143.583%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2001	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx/xx/2019	xx	Not Applicable	5.004%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of "xx". The chain of assignment is completed as the subject mortgage is currently assigned to the lender "xx". There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2007 which was recorded on xx/xx/2007 with the instrument# xx Book/Page# xx . There are two civil judgments & a renewed judgment found against the borrower in the total amount of xx filed by xx. The annual combined taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022 & xx/xx/2022. The annual combined taxes for the year of 2022 have been due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.004%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.004%. The current UPB is reflected in tape for the amount of xx. As per PACER report borrower has not filed bankruptcy since loan origination. As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income. As per comment dated xx/xx/2021, borrower is on forbearance plan. As per the latest BPO report dated xx/xx/2022 located at "xx", the subject property needs repairs for the removal of trash, debris, and vehicles, and the estimated cost of repairs is xx. However, no information has been found related to damage or repairs in the latest 24 months of collection comments. As per servicing comment dated xx/xx/2022, the property is owner-occupied. As per servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic and the reason for default is curtailment of income.

Update:-

 xx. The collection comments are available from xx/xx/2023 to xx/xx/2024.
The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.004% starting on xx/xx/2019, which will get changed in 4 steps until the new maturity date of xx/xx/2041. The rate will change in 4 steps which end with 7.695%.	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per appraisal report located at "xx-XX Page# xx"xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information. The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GHSYFYLXWNQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Refinance	130.356%	130.356%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 was recorded on xx/xx/2002 with xx.

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.

No active judgments or liens found.

Annual county & city property taxes for the year 2022 are due in the amount of xx.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 10.500%. The current UPB as per the tape is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 10.500%. The current UPB as per the tape is xx.

The reason for default is unable to be determined.

As per the document located at "xx". The date of the loss was xx/xx/2021, and the estimated amount of damage was xx. Further details not provided.

As per servicing comment the subject property is owner occupied and in good condition.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Good Faith Estimate missing or unexecuted (Lvl 2) "xx" * LTV or CLTV exceeds 104% (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1U9EKTQ5Y5I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.620%	192	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	49.581%	49.581%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.187%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 with lender "xx" in the amount of xx and was recorded on xx/xx/2008.
The chain of assignments is complete. Currently, the assignment is with xx.
There is a real estate tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2012.
xx in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 25 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2020. The monthly P&I is xx with an interest rate of 9.324%. The current UPB is xx. Deferred balance reflected in tape data is xx.	Collections Comments:The loan is in collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 25 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2020. The monthly P&I is xx with an interest rate of 9.324%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2022, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was made between the borrower "xx" and lender "xx" on xx/xx/2022. The new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with interest rate of 7.187% starting on xx/xx/2022 which will get changed in 03 steps until the new maturity date of xx/xx/2022. The rate will change in 03 steps which end with 8.988%. The lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.	Credit Application Initial 1003_Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution  A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Attorney's Fee xx
Title Insurance xx
Texas Title Guaranty Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx.

Loan failed TILA foreclosure rescission due to finance charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx over by -xx.

This loan failed the TILA APR test due to Calculated APR 11.287% exceeds the disclosed APR of 11.130% over by -0.157%."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
L0RLNRMLRMD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.730%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	71.363%	71.363%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	10.852%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx. its successors and assigns. However, it should be with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

Annual combined taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 29 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is xx and current PITI is xx with an interest rate of 11.730%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 29 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is xx and current PITI is xx with an interest rate of 11.730%. The current UPB reflected as per the payment history is xx.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans that ran and were extended several times from xx/xx/2021 to xx/xx/2022.

As per servicing comment dated xx/xx/2022, the property owner occupied.

According to collection comment dated xx/xx/2022, the property was affected by natural disaster. CCs in file do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 10.852% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination. The modification agreement is unexecuted.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The borrower to be refunded +xx over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Title Examination Fee xx
Attorney's Fee xx
Recording Fee xx

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QT8PHERGLXW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.740%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	145.481%	145.481%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.136%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender xx, (xx).

The chain of assignment has been completed. Currently, the assignment is with xx.

There are four civil judgments against the borrower in the total amount of xx in favor of xx recorded on different dates between the years of 2007 to 2021.
There is an IRS lien against the xx in favor of xx which was recorded on xx/xx/2019 in the amount of xx.
2nd, 3rd and 4th installments city taxes of 2023 are due on xx/xx/2022, xx/xx/2023 & xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The P&I is xx, the PITI is xx, and the UPB is xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted due to covid-19.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. Out of new UPB, the amount of xx has been deferred. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.136% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SFEDLJH485M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,296.25	xx	6.375%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	61.772%	61.772%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	56.074%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

Annual county taxes of 2022/2023 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

There is one state tax lien found against the borrower in favor of xx, which recorded on xx/xx/2012.

There one IRS lien against the xx in favor of xx, which recorded on xx/xx/2012.

There are multiple civil judgments against the borrower in favor of xx, which recorded on xx/xx/2012.

There are two junior mortgages against the subject property in favor of xx for the amount of xx which were recorded on different dates.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 21 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 21 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is xx and current PITI is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.

According to PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. The chapter 13 plan was dismissed on xx/xx/2011 and terminated on xx/xx/2011. The bankruptcy case is closed.

As per servicing comment dated xx/xx/2022, the subject property is occupied by owner.

As per servicing comment dated xx/xx/2022, the property was affected by natural disaster. Further details not provided.

As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans that ran and were extended several times from xx/xx/2020 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2011. The POC was filed by the creditor "xx" on xx/xx/2011 for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 plan was dismissed on xx/xx/2011 and terminated on xx/xx/2011. The bankruptcy case is closed.

The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan has been modified thrice since origination.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD The following state disclosures are missing in the loan file;
1. Affidavit of Consideration
2. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QG0TZQ3I5UM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	15.200%	180	xx/xx/2008	xx/xx/2008	HELOC	Fixed	Cash Out	57.284%	57.284%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	14.910%	xx	xx/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. Currently, the mortgage is with "xx" which was recorded on xx/xx/2022. However, it should be xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
There is civil judgment in favor of "xx" in the amount of xx which was recorded on xx/xx/2016.
Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 14.912%. The current UPB is reflected in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. No records for foreclosure and bankruptcy have been found. As per the comment dated xx/xx/2022, the RFD is covid.
As per the comment dated xx/xx/2022, the property is occupied by unknown party.

Update:-
No addition information found recent collection comments.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2019. The new modified unpaid principal balance is xx. The borrower agrees to pay the modified monthly P&I of xx, with a modified interest rate of 14.910%, beginning from xx/xx/2019. The new maturity date of xx/xx/2059.	Affiliated Business Disclosure Missing Dicsloures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is primary refinance. Tape shows issues regarding section B."
* Missing HELOC Disclosures (RESPA) (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* Property is Manufactured Housing (Lvl 2) "Home is affixed. An appraisal Report at the origination located at "xx-xx"xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7J2CXIZU3FZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	11.000%	120	xx/xx/2009	xx/xx/2009	HELOC	Fixed	Cash Out	58.824%	58.824%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	11.000%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022shows that the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of "xx"
The chain of assignments is complete; the current assignee is with "xx".
There is state tax lien in favor of "xx" in the amount of xx which was recorded on xx/xx/2010.
County taxes for the year of 2021-2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 11.00%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 11.00%. The current UPB is xx.
No evidences have been found regarding the bankruptcy.
The foreclosure was initiated in 2018. However; the foreclosure was hold due to loss mitigation. No further details have been found.
As per tape data, the borrower was approved for COVID-19 forbearance plans from xx/xx/2022 to xx/xx/2023. Further details not provided.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per servicing comment dated xx/xx/2022, the property is owner-occupancy.
No information has been found related damage or repairs.

Foreclosure Comments:The foreclosure was initiated in 2018. The foreclosure action was filed on xx/xx/2018. However; the foreclosure was hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2019 shows that the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 11.000% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2026. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QY5M5GBVHHB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.630%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	87.619%	87.619%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	2.050%	xx	xx/xx/2019	Financial Hardship	As per updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx in favor of "xx". The chain of assignments is complete; the current assignee is xx. The annual combined taxes for the year of 2022 have been paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 1 month and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 1 month and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.
The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to the step modification and the rate started from 2.050% and borrower agreed to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2045. The rate changes in 5 steps ending at 7.050%.
As per latest comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The forbearance plan has been approved for 6 months that began on xx/xx/2022.
Collection comments dated xx/xx/2022, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to the step modification and the rate started from 2.050% and borrower agreed to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2045. The rate changes in 5 steps ending at 7.050%.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx. Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LFYDWXWSZP4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.610%	180	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	71.499%	71.499%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	8.729%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of "xx".
The chain of assignments is complete. The current assignment is with "xx".
As per property report attached with UT "xx", the taxes for the year 2013 were sold to "xx". However, the taxes have been redeemed on xx/xx/2014.
The annual combined taxes for the year of 2022 are due in the amount of xx on xx/xx/2023.
No delinquent taxes have been found for the prior year.	As per payment history as of xx/xx/2022, the borrower is 23 months delinquent with the loan. The next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 10.610% which was applied for the due date of xx/xx/2020. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
As per payment history as of xx/xx/2022, the borrower is 23 months delinquent with the loan. The next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx with an interest rate 10.610% which was applied for the due date of xx/xx/2020. The current UPB is xx.
No bankruptcy and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.
As per document located at "xx", the subject property was damaged due to Wind on xx/xx/2020. As per collection comment dated xx/xx/2021, the loss draft check was released in the amount of xx. However, the borrower stated that it was not enough to repair the property. Latest collection comment dated xx/xx/2022 states the borrower informed that the home is no longer on the property due to past hurricane. No evidences are available to confirm the current condition of property. As per comment dated xx/xx/2022, the property is vacant.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 8.729% started on xx/xx/2022, which will get changed in 5 steps until the new maturity date of xx/xx/2062. The rate will change in 5 steps which end with 12.610%.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land.
Appraisal report is missing from the loan file. As per seller tape data, the subject property is a "manufactured home". The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. The affidavit of affixation document is missing. Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TQ580NH023R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.690%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	56.496%	56.496%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.399%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 with lender "xx" in the amount of xx and was recorded on xx/xx/2007.
The chain of assignments is complete.  Currently the assignment is with "xx".
There are 25 state criminal civil judgments against the borrower in the total amount of xx filed by xx.
The annual county taxes of 2022 are due in the amount of xx on xx/xx/2023.
Annual county taxes of 2021 are delinquent in the amount of xx which are good through xx/xx/2022.
xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 8.000%. The current UPB is xx. Tape data of payment history reflects deferred balance is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 8.000%. The current UPB is xx.
The foreclosure was initiated in 2022. As per the document located at "xx", the complaint was filed on xx/xx/2022 with case# xx. No further details found.
As per comment dated xx/xx/2021, RFD is curtailment of income. As per comment dated xx/xx/2021, five months repayment plan was given to the borrower on xx/xx/2021 in the amount of xx.
As per latest BPO dated xx/xx/2022 located at "xx", the subject property is owner occupied.

Update :
Collection comment are available from the xx/xx/2024 to  xx/xx/2023.
Collection comment are missing from the xx/xx/2023 to xx/xx/2022.

As per comment dated,  xx/xx/2023, the borrower income was impacted by Covid.
As per comment dated,  xx/xx/2024, the subject  property is occupied.
As per comment dated xx/xx/2024, the foreclosure was hold on xx/xx/2023 due to reason of short sale. Short sale was posted on xx/xx/2022

Foreclosure Comments:The foreclosure was initiated in 2022. As per the document located at "xx", the complaint was filed on xx/xx/2022 with case# xx. No further details found.
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower "xx" and lender "xx" on xx/xx/2022. The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.399% starting on xx/xx/2022, which will get changed in 5 steps until the new maturity date of xx/xx/2062. The rate will change in 5 steps which end with 11.202%. This modification document is not signed by the borrower and the lender.	Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx-74xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an un-discounted rate value was not provided."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AOVZ51GQ6JO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Puerto Rico	xx	xx	xx	Puerto Rico	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.000%	204	xx/xx/2004	xx/xx/2004	FHA	Fixed	Refinance	96.222%	96.222%	No Documentation	Yes	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	2.619%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 in the amount of xx in favor of "xx". Recorded copy of mortgage is not available in the loan files. The property is located in PR hence the detailed report containing the document section is not available in the ProTitle report. Unable to determine the recording details of the mortgage.
There is no chain of assignment as the subject mortgage is with the lender xx. However, the last assignment should be with "xx".

No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2022, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2022, the borrower's income is impacted by covid-19.
According to the BPO report dated xx/xx/2022 located at "xx", the subject property is owner occupied.
No evidence of damage or repairs has been found.
Foreclosure Comments:As per updated title report dated xx/xx/2022, the foreclosure was initiated in year 2012. The notice of lis pendens located at "xx", the foreclosure complaint was filed on xx/xx/2012 which was recorded on xx/xx/2012. No further details have been found. Again, the lis pendens located at "xx" was filed on xx/xx/2016. However, as per servicing comment dated xx/xx/2016, the foreclosure has been put on hold due to loan modification.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter-13 with case#xx on xx/xx/2010. The POC was filed on xx/xx/2012, the POC amount is xx and the arrearage amount is xx. The Amended POC was filed on xx/xx/2013, the POC amount is xx and the arrearage amount is xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. There is no comment indicating a cram down. However, the bankruptcy was dismissed on xx/xx/2012 and terminated on xx/xx/2012. However, the bankruptcy was converted in chapter-7 on xx/xx/2013. According to the PACER, the borrower "xx" filed the bankruptcy under chapter-07 with case#xx on xx/xx/2012. However, the bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.	The loan modification agreement was made on xx/xx/2016. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.619% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2016. The maturity date as per loan modification agreement is xx/xx/2056.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
079GXI3WGZN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	8.917%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	73.196%	73.196%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	8.420%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".

The chain of assignments is completed as the current assignee is "xx".

No active liens and judgments have been found against the borrower and subject property.

The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower has been delinquent for 07 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 8.420%. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 07 months and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 8.420%. The current UPB is reflected in tape for the amount of xx.
According to the PACER, the debtor "xx" filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2014. The reaffirmation agreement filed on xx/xx/2014. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2014 and also got terminated on xx/xx/2014.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is loss of job due to covid.
As per servicing comment dated xx/xx/2022 borrower was on covid-19 forbearance plan for 6 month.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2022 the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx" filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2014. The reaffirmation agreement filed on xx/xx/2014. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower has been discharged on xx/xx/2014 and also got terminated on xx/xx/2014.
The loan was modified with an effective date of xx/xx/2022 with new unpaid principal balance xx and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 8.4200% starting from xx/xx/2022 and continuing until the new maturity date of xx/xx/2057.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
Choice of Settlement Agent Disclosure
Copy of Appraisal or Statement of Appraised Value"
* Property is Manufactured Housing (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CMHD8U5J18S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.160%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	59.927%	59.927%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx.

There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2010 which was recorded on xx/xx/2010 with the instrument | xx#xx

There is Medicaid estate recovery lien against the xx in favor of xx recorded on xx/xx/2019.

There is a civil judgment found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.

The 1st and 2nd installment of combined taxes for the year of 2021 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2022.

No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower has been delinquent for 13 months and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.160%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 13 months and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.160%. The current UPB is reflected in tape for the amount of xx.
As per PACER report debtor has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is reduction in income.
As per comment dated xx/xx/2021, the borrower accepted the forbearance plan.
As per the BPO report dated xx/xx/2017 located at "xx", the subject property has some repairs and the estimated cost of repairs is xx. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.
As per latest BPO report dated xx/xx/2022 located at "xx".
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is reduction in income.

Updated:
 As per the comment dated xx/xx/2023, judgment pleadings were filed on xx/xx/2023. As per the comment dated 11/12023, the FC was put on hold for loss mitigation.
As per the comment dated xx/xx/2023, borrower was deceased on xx/xx/2018.
As per the comment dated xx/xx/2023, the servicer provided 9 months trail plan, which began from xx/xx/2023 in the amount of xx.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx out of which deferred amount is xx. Hence, interest bearing amount is xx. The borrower agrees to pay the modified monthly P&I of xx with a modified interest rate of 3.125% starting from xx/xx/2022 till the new maturity date of xx/xx/2062. This modification document is not signed by the borrower and the lender. However, the second page of this document is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NHKDK5C57ZD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.130%	360	xx/xx/2007	xx/xx/2008	Conventional	Fixed	Cash Out	63.185%	63.185%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.792%	xx	xx/xx/2020	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 in the amount of xx which was recorded on xx/xx/2008 in favor of xx.
The chain of assignments has been completed. Currently, the mortgage is with "xx" which was recorded on xx/xx/2022.
There is a civil judgment in the amount of xx against the borrower xx in favor of xx which was recorded on xx/xx/2019.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2018 in favor of the xx.
There is a notice of assessment and payment of contractual assessment which was recorded on xx/xx/2018.
1st and 2nd installment county taxes of 2022 are due in the amount of xx. No prior year delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2019. The monthly P&I is xx with an interest rate of 4.990%. The current UPB is reflected in the amount of xx. The last payments were made as per the AOT located at "xx".	Collections Comments:xx which was applied for the due date of xx/xx/2019. No records for foreclosure and bankruptcy have been found. The RFD is covid. The property is owner occupied. As per servicing comment dated xx/xx/2022, the subject property is affected by natural disaster. CCs in file do not show any damage.
As per the comment dated xx/xx/2021, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The loan was modified between borrower xx and the lender xx on xx/xx/2020. As per this modification agreement, the new principal balance is xx. The borrower promises to pay P&I in the amount of xx with rate of 4.792%, beginning from xx/xx/2020. The new maturity is xx/xx/2060.
Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance charge test. Finance charge disclosed is xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure rescission Finance charge test. Finance charge disclosed is xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SL9RCQIOMWL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.260%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender xx
The chain of assignment has been completed. Currently, the assignment is with xx.
There are four civil judgments active against the borrower in favor of xx in the total amount of xx. All were recorded on different dates.
Annual county taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 8.928%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx. The deferred balance amount of xx was applied on xx/xx/2022.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 8 months with the loan and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, borrower's income is impacted by pandemic. FB extension was approved for 3 months.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated xx/xx/2021, subject property has been affected by natural disaster.  As per the claim document located at "xx", the subject property was damaged due to wind on xx/xx/2017 and the estimated cost of damage is xx. As per document located at "xx"reflects that the subject property had damages due to hurricane on xx/xx/2018. Total net claim amount is xx. As per BPO report dated xx/xx/2020 located at "xx" shows estimated cost amount is xx. However, no details found regarding completion of repairs in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061.
The mod agreement is not signed by the borrower and servicer.
Credit Application Origination Appraisal	xx	3: Curable	* Loan does not amortize properly (Lvl 3) "Subject loan is conventional refinance. Tape shows issues regarding section A." * Lost Note Affidavit (Lvl 3) "xx"xx-xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test is failed

TILA Foreclosure Rescission Finance Charge Test: fail
Loan Data xx,    Comparison Data: xx,       Variance: -xx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: fail
Loan Data xx,    Comparison Data: xx,       Variance: -xx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
* Property is Mobile Home (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18UPWM33KGE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.141%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	88.309%	88.309%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003 for the amount of xx.
The chain of assignment is completed. The currently the mortgage is with xx.
There is an active prior Mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx/xx/1994. There are two state tax liens open against subject borrower in the total amount of xx in favor of "xx" which was recorded on xx/xx/2015 and xx/xx/2016.
Annual county taxes for year 2022 have been due in the amount of xx with due date of xx/xx/2023.	According to the payment history as of xx/xx/2022, the borrower is currently 10 months delinquent with the loan. The next due date for payment is xx/xx/2022, last payment was received on xx/xx/2021. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently 10 months delinquent with the loan. The next due date for payment is xx/xx/2022, last payment was received on xx/xx/2021. The P&I is xx and PITI is xx. As per the payment history the unpaid principal balance is in the amount of xx.
As per the collection comment dated xx/xx/2022, borrower's income has been impacted due to covid-19. The subject property is occupied by the owner. No comments have been found for foreclosure and bankruptcy.
As per the collection comment dated xx/xx/2022, the subject property had damaged due to water on xx/xx/2022. The claim has been filed to xx. for the amount of xx. The check #127311256J has been received for the amount of xx on xx/xx/2022 and the check #2024679236 received for xx on xx/xx/2022. Unable to be determine the current status of repair.

Update:-
No addition information found recent collection comments.
The collection comments are available from xx/xx/2022 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021, with the unpaid principal balance of xx.The borrower promise to pay the modified P&I is xx with an interest rate of 2.875% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.		xx	2: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I1Q4YCV6A2L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.852%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	84.227%	84.227%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
No active judgments or liens were found.
The 2022 county annual taxes have been due in the amount of xx on xx/xx/2022.
The 2022 city annual taxes have been due in the amount of xx on xx/xx/2022.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.
The 2021 city annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 1 month and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 1 month and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.
As per PACER, the debtor filed bankruptcy under chapter-13 with the case#xx on xx/xx/2022 and the plan was confirmed on xx/xx/2022. POC was filed on xx/xx/2022, in the secured claim amount xx and an arrearage in the amount of xx. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx. Currently the bankruptcy is in active status.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
As per latest comment dated xx/xx/2021, the borrower's income was affected by Covid-19. No comments have been found regarding forbearance plan.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:As per PACER, the debtor filed bankruptcy under chapter-13 with the case#xx on xx/xx/2022 and the plan was confirmed on xx/xx/2022. POC was filed on xx/xx/2022, in the secured claim amount xx and an arrearage in the amount of xx. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx. Currently the bankruptcy is in active status.	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal		2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MKCQGMNIDV8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	103.362%	103.362%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx for the amount of xx which was recorded on xx/xx/2007.
Chain of assignment has been completed. Last assignment is with the "xx".
There is one prior mortgage against the subject property in the favor of xx. for the amount of xx which was recorded on xx/xx/1996.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the comment dated xx/xx/2022, the borrower is delinquent for 20 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx with an interest rate of 5.388%. The new UPB is xx. The deferral document located at "xx".	Collections Comments:The loan is in the foreclosure.
As per the comment dated xx/xx/2022, the borrower is delinquent for 20 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx with an interest rate of 5.388%. The new UPB is xx. The deferral document located at "xx".
The loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2022, the borrower's income was impacted by covid-19.
As per the comment dated xx/xx/2022, the borrower is disputing for payment.
Foreclosure was initiated in 2012 and the complaint was filed on xx/xx/2012 with the case# xx. Further details not provided.
No bankruptcy details have been found.
According to the inspection report located at "xx"
dated xx/xx/2022, the subject property is occupied with no damage/repairs.
Foreclosure Comments:Foreclosure was initiated in 2012 and the complaint was filed on xx/xx/2012 with the case# xx. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 between the borrower and lender with the modified new principal balance of xx. The debtor has promised to pay in the amount of xx with an interest rate of 3.125% beginning from xx/xx/2022 till new maturity date of xx/xx/2062.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA Finance charge test. Finance charge disclosed as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

This loan failed TILA Foreclosure resicission Finance charge test. Finance charge disclosed as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Missing Appraisal (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Z755RESORKM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	99.625%	99.625%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with xx which was recorded on xx/xx/2005 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
Subject mortgage is on lower lien position.
There is 1 civil judgment found on the subject borrower in the amount of xx this was recorded xx/xx/2020.
There is 1 transcript of judgment (xx) (xx) found on the subject borrower in the amount of xx this was recorded on xx/xx/2013.
There are 2 real estate tax liens found on the subject property in the total amount of xx these were recorded on different dates in favor of the xx.
The 2022 combined annual taxes have been partially paid in the amount of xx.
The 2022/ 2023 school annual taxes have been partially paid in the amount of xx.
2022/ 2023 annual town/ school Relevy taxes are delinquent in the amount of xx till good through date xx/xx/2022.
The combined taxes for year 2022 have been sold or forfeited in the total amount of xx which were good through till xx/xx/2022.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 9 months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2022 shows that the borrower is delinquent for 9 months and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.
As per PACER, the debtor filed bankruptcy under chapter-13 with the case#xx on xx/xx/2008. POC was filed on xx/xx/2008, in the secured claim amount xx and an arrearage in the amount of xx. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx Hence, the unsecured portion is xx. The bankruptcy has been discharged on xx/xx/2014 and also got terminated on xx/xx/2014.
As per collection comment dated xx/xx/2021, the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
As per latest comment dated xx/xx/2022, the borrower's income was affected by Covid-19. No comments have been found regarding forbearance plan.

Update:

The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the recent loan mod lowered her P&I pmt from xx to xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtor filed bankruptcy under chapter-13 with the case#xx on xx/xx/2008. POC was filed on xx/xx/2008, in the secured claim amount xx and an arrearage in the amount of xx. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx. The bankruptcy has been discharged on xx/xx/2014 and also got terminated on xx/xx/2014.	Not Applicable	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New york  The following state disclosures are missing in the loan file;
1 NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2 NY Interest Rate Disclosure
3 NY Hazard Insurance Disclosure
4 Tax Escrow Account Designation
5 Mortgage Bankers and Exempt Organizations Preapplication
6 Co-Signer Notice Requirements
7 Default Warning Notice
8 New York Real Property Escrow Account Disclosure
9 Commitment Disclosure
10 Lock-in Disclosure
11 Expiration of Lock-in or Commitment Period"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KG7BJTQVO0V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.870%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	86.585%	86.585%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	10.858%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx".
The chain of assignments has been completed; the current assignee is "xx".
 No active judgments or liens were found.
The 2022 combined annual taxes have been due in the amount of xx on xx/xx/2023.
The annual combined taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 10.858%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 10.850%. The current UPB is xx.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19. As per comment dated xx/xx/2022, the borrower is active on forbearance plan.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied. No information has been found related damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case#xx on xx/xx/2008. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed on xx/xx/2008 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2008, and confirmed on xx/xx/2008. The borrower has promised to make monthly mortgage payment in the amount of xx per month for 36 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on xx/xx/2011 and also got terminated on xx/xx/2011.	The modification agreement made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 10.858% starting on xx/xx/2021, which will get changed in 02 steps until the new maturity date of xx/xx/2037. The rate will change in 02 steps which end at 10.870%. As per modification agreement, the lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance. This modification document is not signed by the servicer.	Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Initial 1003_Application (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7GEATZAEQLC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	71.875%	71.875%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	7.551%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2022 are due in the amount of xx on xx/xx/2023.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 7.551%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 7.551%. The current UPB reflected as per the payment history is xx.

As per latest BPO report dated xx/xx/2022 (xx) the subject property is in average condition.

As per comment dated xx/xx/2019, the foreclosure was initiated in 2019. As per the notice of lis pendens located at (xx) the foreclosure complaint was filed on xx/xx/2020 in favor of the "xx" with case# xx.074(xx). However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2020.

According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2020. The amended chapter 13 plan (xx) was filed on xx/xx/2020 and confirmed on xx/xx/2020. The bankruptcy is still active.

As per comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per servicing comments, the reason for default is unable to be determined.
Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was initiated in 2019. As per the notice of lis pendens located at (xx) the foreclosure complaint was filed on xx/xx/2020 in favor of the "xx" with case# xx.074(xx). However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2020. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case#xx on xx/xx/2020. The schedule D (xx) of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2020 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 plan (xx) was filed on xx/xx/2020 and confirmed on xx/xx/2020. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 10.630% and a maturity date of xx/xx/2023. The P&I as per payment history is the xx and rate of interest is 10.630%. However, there is a different in P&I with respect to Note. However, the modification agreement is missing from the loan file.	Credit Application Initial 1003_Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
As per appraisal report located at "xx" the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The affidavit of affixation is missing from the loan file. However, the legal description attached with the subject mortgage (located at "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9TJ8Z9TXO5F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	29.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx with xx.
The chain of assignment has not been completed.
There are prior judgments against the borrower , 1st is in the favor of xx which was recorded on xx/xx/2018 in the amount of xx and 2nd is in the favor of xx  which was recorded on xx/xx/2015 in the amount of xx.
County taxes for the year of 2022-2023 have been paid in the amount of xx.
County taxes for the year of 2022-2023 are due in the amount of xx.
According to the payment history as of xx/xx/2022, the loan is performing. The last payment was received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2023. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2023. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Covid-19 attestation located at "xx".
As per document dated on xx/xx/2022 located at "xx" borrower's income impacted by covid-19.
No information has been found related damage or repairs.
Update
The collection comment history is incomplete. The collection comments are available from xx/xx/2022 to xx/xx/2022 and xx/xx/2023 to xx/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from xx/xx/2023 to xx/xx/2023.

"xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject appraisal at xxK. Comps appear far superior with values all below subject value. Subject backs up to a large apartment building that should have a negative impact on value. Tape noted apartment building. Subject also has unpermitted basement guest rooms. Elevated for client review."	* Assets do not meet guidelines (Lvl 3) "Tape shows business funds were used for close the loan; however, business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business was not performed on the loan. Need a current P&L for the business that will support the income to qualify."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZRI3ZSYTGDI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	54.122%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx, which was recorded on xx/xx/2022.
No chain of assignment has been found. Currently, the mortgage assignment is with xx. which was recorded on xx/xx/2022.
There is prior state tax lien active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2020.
There are multiple prior judgments active against the borrower in favor of xx in the amount of xx. All were recorded on different dates.
There is judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2023. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 5.990%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2023. The UPB reflected in the latest payment history is xx.
No comments have been found regarding reason for default.
Covid-19 attestation is located at "xx".
The borrower has been working at xx as a xx for 84 months.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is an FHA Purchase. Tape shows the loan has got subordinate financing of xx through "XXXX" for FTHB towards closing of the loan. However, as per the FHAC guidelines, FHA requires the subordinate loan to be processed as a gift when LP was run. When LP was run by submitting them as gift, LP returned as "xx"xx"
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.024%  exceeds APR threshold of 6.780% over By +0.244%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to APR calculated 7.024%  exceeds APR threshold of 6.780% over By +0.244%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UP083BF4ZMN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with MERS as nominee for xx which was recorded on xx/xx/2022 with Book/Page# xx . The mortgage was re-recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments have been found against borrower and property.
Annual combined taxes of 2022 have been due in the amount of xx.
There are no prior year real estate delinquent taxes.
According to review of payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xxand current PITI is xx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to review of payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xxand current PITI is xx. The current UPB reflected as per the payment history is in the amount of xx.
As per 1003, the subject property is owner occupied.
As per the 1003, the borrower xx has been working at xx as an xx for 20 years.
The loan was originated on xx/xx/2022. The covid-19 attestation is located at "xx".

Update:
As per the comment dated xx/xx/2024, the county taxes for the year 2023 are delinquent in the amount of xx. The same comment dated stats tax sale has been scheduled for xx/xx/2024 with a one-year redemption period that will expire on xx/xx/2025. Further details were not found.
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2022 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject property is NOO. The tape shows the lease agreement provided by the lender was an expired one. According to the lease, the amount referenced is xx, and excluding that income, DTI may push higher."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OD4DHHMU45A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	33.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
The chain of the assignment is completed as xx with xx.
There is a prior civil judgment in favor of xx in the amount of xx which was recorded xx/xx/2021.
Taxes of 2023 are due in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment received date is unavailable and the next due date is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment received date is unavailable and the next due date is xx/xx/2022. The P&I is xx and PITI is xx. The UPB is xx.
The COVID-19 attestation is located at "xx".
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
The borrower is working at XXXX as construction for 3.10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceed Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceed Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan had an EPD event. Further details are not available."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.168% exceeds APR threshold of 5.990% over By +0.178%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.164% exceeds APR threshold of 5.990% over by +0.174%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LOB3R9FN9GU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	25.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 with Instrument# xx

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for year 2022 has been paid off in the amount of xx.

2nd installment of county taxes for the year 2022 is due on xx/xx/2023 in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 and applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.500%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 and applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.500%. The current UPB is xx.

The covid-19 attestation located at "xx".

As per the final application, the borrower xx has been the owner of xx for 6.9 years.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

As per seller tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
O3G9DM66ZL8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	No	42.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 Instrument# | Book/Page# xx .
No chain of assignment has been found. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
2nd half county taxes of 2022 are due on xx/xx/2023 in the amount of xx.
1st half county taxes of 2022 are delinquent in the amount of xx which were good through on xx/xx/2022.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of P&I xx with the rate of interest 6.500%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2022. The UPB reflected in the latest payment history is xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as xx for 22 years.
Covid-19 attestation is located at "xx".
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the loan had an EPD event. Further details are not available."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
L7X3NZW4Z3N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.029%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.

There is no chain of assignment. Currently, the assignment is with original lender xx xx. Its successors and assigns.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing.

According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The current UPB reflected as per the payment history is xx.

As per tape data, the property is owner-occupied.

As per final application, borrower xx is the owner of the xx since 1986.

The subject mortgage originated on xx/xx/2022. However, the Covid-19 attestation document is missing from loan files.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. Revised CD dated xx/xx/2022 reflects lender credit at xx. However, final CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is available. However, COC is not getting tested.

Loan failed charges that cannot increase 0% tolerance test. Revised CD dated xx/xx/2022  reflects transfer taxes fee at xx. However, final CD dated xx/xx/2022 reflects transfer taxes  fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UXKDB8FSM9K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	56.150%	56.150%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	23.384%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.

There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.

Combined taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.

As per final application, the borrower has been working at xx as a xx for 14.4 years.

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6WUNEXCU4LW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	44.118%	44.118%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	37.802%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".

The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".

As per the review of the updated title report dated xx/xx/2022 there is an active mortgage against the subject property in the amount of xx which was recorded on xx/xx/2019 under instru#xx in favor of xx. The subject mortgage which was recorded on xx/xx/2022 was subordinated (xx) with above said mortgage hence the subject mortgage is at first lien position.

No active liens and judgments have been found against the borrower and subject property.

The annual county, school, other taxes for the year of 2021, 2022 in the total amount of xx.
The annual other tax for the year of 2022 is due in the amount of xx.

No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.63% The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.63% The current UPB is reflected in tape for the amount of xx.
As per application the borrower is currently working with organization "xx" as "xx" since xx/xx/2017.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial closing disclosure dated xx/xx/2022 reflects points - loan discount fee at xx. However, final closing disclosure dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflects subordination fee. However, final closing disclosure dated xx/xx/2022 reflects subordination fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of section C fees and recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of section C fees and recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Required Documentation Missing or Incomplete  (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Final Application not signed and hand-dated by Loan Originator (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39CZGXTT6LL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	79.266%	79.266%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	49.256%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	4.875%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with the lender MERS as nominee for xx.

The chain of assignment is with xx.

There is a prior civil judgment against the borrower in favor of xx which was recorded on xx/xx/2014 in the amount of xx.
2nd installments county taxes of 2022/2023 are due on xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
As per the comment dated xx/xx/2021, the borrower's income was impacted due to covid-19. According to the same comment, the borrower was provided a streamlined Covid-19 modification plan.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I xx and interest rate of 4.875% which was supposed to be matured on xx/xx/2048. The P&I as per payment history is the amount of xx and rate of interest is 4.875%. There is a reduction in P&I with respect to note data. As per the comment dated xx/xx/2021, the loan modification effective date is xx/xx/2021, which also matches the tape data. The borrower has been making payment as per these modified terms. However, a copy of modification agreement is missing in the loan file.	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4875X95617X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	37.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, recorded on xx/xx/2022.

The assignment is with original lender MERS as nominee for xx.

No active judgments or liens have been found.

No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date as xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is of xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date as xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is of xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

As per final application, the borrower xx is working at xx as a xx for 6.3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date (xx) that is on or before any loan estimate delivery date (xx).

2. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx"xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The COC applied are not getting tested as the loan is failing for delivery and timing test since both the revised LE and initial CD were delivered and received on the same day (xx). For COC to be tested the loan needs to pass delivery and timing test.

This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of xx on final CD dated xx/xx/2022. The given initial LE dated xx/xx/2022 has Loan discount fee as xx; Loan origination fees as xx & Transfer taxes fee as xx. However, final CD dated xx/xx/2022 has Loan discount fee as xx; Loan origination fees as xx & Transfer taxes fee as xx. There is a total fee increase of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EI65Z2PAY3D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	66.810%	66.810%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

There is no chain of assignment. Currently, the assignment is with original lender xx. its successors and assigns.

Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.

There are four credit cards and one civil judgment which was recorded prior to subject mortgage in the total amount of xx in favor of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in performing.

According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.

As per final application, the borrower is retired & received SSI Income.

The subject mortgage originated on xx/xx/2021. However, the Covid-19 attestation document is missing from loan files.

As per tape data, the subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
W39DRZDE489	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	38.058%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.
As per comment dated xx/xx/2022, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
The borrower's employment details are not available in 1003.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OMNWHRSSFTR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	69.885%	69.885%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.544%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	5.500%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019 with Instrument# xx

There is no chain of assignment as the subject mortgage is with original lender, xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2022 are due on xx/xx/2023 in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 5.500%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 and was applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 5.500%. The current UPB is xx.

The collection comment dated xx/xx/2021 the borrower's income is impacted by covid-19. According to the collection comment dated xx/xx/2021, forbearance plans were given to the borrower, which began on xx/xx/2020.

The collection comment dated xx/xx/2021, the subject property is owner occupied and is in average condition.

No evidence has been found regarding bankruptcy.

The foreclosure was initiated in 2021. The collection comment dated xx/xx/2021, the foreclosure was put on hold due to loss mitigation. Further details not provided.

Employment details are not available in the final application.

Foreclosure Comments:The foreclosure was initiated in 2021. The collection comment dated xx/xx/2021, the foreclosure was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	MOD agreement is missing from the loan file.
This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 5.500% and a maturity date of the loan is xx/xx/2049. The P&I as per latest payment history is xx and rate of interest is 5.500%. Seller's tape data shows that the loan was modified on xx/xx/2021.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment RequiremenTAnti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																								6. Insurance Solicitation/Post Commitment Requirement"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9S93TJLMG5I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	84.432%	84.432%	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.916%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx for xx.
The chain of the assignment is completed as xx with xx.
There is a credit card judgment in the amount of xx which was recorded on xx/xx/2022 in the favor of "xx".
There are 2 prior state tax liens against the borrower in the total amount of xx which were recorded on xx/xx/2013 and xx/xx/2016 in favor of "xx".
Taxes of 2022 have been paid in the amount of xx.
Taxes of 2023 are due in the amount of xx on xx/xx/2023.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB is xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
The borrower has been working at resources human development as site supervisor for 9 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZBQFCBNDKX2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	36.126%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2021.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is currently delinquent for 15 months and the next due is xx/xx/2021. The last payment details are unable to be determined from the available payment history. The current interest rate per tape is 2.75%. The UPB reflected in the latest payment history is xx which includes xx as a second unpaid principal balance.	Collections Comments:The required collection comments are missing from the loan file.
According to a review of the payment history as of xx/xx/2023, the borrower is currently delinquent for 15 months and the next due is xx/xx/2021. The last payment details are unable to be determined from the available payment history. The current interest rate per tape is 2.75%.  The UPB reflected in the latest payment history is xx which includes xx as a second unpaid principal balance.
According to the PACER, the borrower "xx"  filed bankruptcy under chapter 13 with case# xx on xx/xx/2022. The bankruptcy was dismissed on xx/xx/2022. The case is terminated on xx/xx/2022.
As per the final 1003, the borrower has been working at xx as a xx for 9 months.
The covid-19 attestation document is located at "xx".

Foreclosure Comments:Unavailable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed bankruptcy under chapter 13 with case# xx on xx/xx/2022. The bankruptcy was dismissed on xx/xx/2022. The case is terminated on xx/xx/2022.	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 36%. Tape shows DTI increased from 36% to 49% and AUS could not be re-run on the loan. Lender defect, unable to calc ATR.

																																																																																								The subject loan originated on xx/xx/2021, and a 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E05TPVPH5XF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	64.615%	64.615%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	47.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx which was recorded on xx/xx/2022. The subject mortgage is with original lender. There is a prior state tax lien against the xx in favor of xx which was recorded on xx/xx/2015. The first and second installments for town and first installment of utility taxes for the year 2023 were due in the total amount of xx. There are no prior year delinquent taxes.	The complete payment history is missing. Hence, unable to determine the next due date or the number of months of delinquent payments. According to the tape data as of xx/xx/2022, the UPB is xx
Payment history is missing from the loan file. Tape data shows that loan is 13 months delinquent as of xx/xx/2023 and the next due date is xx/xx/2022. Last payment date and the monthly P&I is unable to be determined. Tape data shows interest rate 3.75%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:The complete collection comment is missing. Hence, unable to determine the current status of the loan. Also, unable to determine the next due date or the number of months delinquent payments. According to the tape data as of xx/xx/2022, the UPB is xx. The tape shows an interest rate of 3.375% which is consistent with the original note rate. According to 1003, the borrower has been working with xx as a xx for 34 months. No post-closing bankruptcy and foreclosure activity has been found. Unable to determine the reason for default, current condition, and occupancy of the subject property. The covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The Below fees were included in the test.

Title Copy paid by Borrower: xx
Title Email paid by Borrower: xx
Title Transaction paid by Borrower: xx
Title Upper paid by Borrower: xx
Verification Fee paid by Borrower: xx
																																																																																							Warehousing Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K76AYDD4MJ6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.175%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender xx.  xx".
No active liens and judgments have been found against the borrower and subject property.
The county annual taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The city annual taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The water/sewer taxes are due in the amount of xx on xx/xx/2023
No prior year delinquent taxes have been found.

According to tape as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The unpaid principal balance is xx. The current interest rate is 3.750%.	Collections Comments:The loan is currently performing. According to tape as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2022. The unpaid principal balance is xx.
The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy.  As per tape, the subject property is owner-occupied. No comment pertaining to the damage on the subject property has been observed.
The covid-19 attestation document is located at "xx".
As per the final application, the borrower has been the owner of xx for 10.6 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TPEWW3MWWLV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.999%	94.999%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	35.251%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which recorded on xx/xx/2022 with Instrument # xx

The chain of assignment has been completed. Currently, the assignment is with xx/xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the years 2021 have been exempt.

No delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 4.375%. The current UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 4.375%. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 4.375%. The current UPB is xx.

There are no comments stating that the borrower's income was impacted by the Covid-19 pandemic.

The Covid-19 attestation document is located at "xx".

As per final application, the borrower xx has been working at xx as an xx for 14.9 years.

As per seller tape the subject property is owner occupied.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the initial loan estimate delivery date test (xx) due to the initial loan estimate delivery date (xx) is later than the 3rd business day after the creditor or broker receives the consumer's written application (xx).

1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of xx on final CD dated xx/xx/2022. There is a total fee increase of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

																																																																																							2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of xx on the final CD dated xx/xx/2022."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7WF1J4G6750	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	49.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 & recorded on xx/xx/2021 with xx in the amount of xx.
The chain of assignment has been completed. The mortgage is with original lender xx.
No active judgments or liens have been found.
No tax details have been provided.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:The loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related damage or repairs.
As per final 1003, the borrower has been working at xx as a xx for 8.4 years.
The covid-19 attestation document is located at "xx".

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID total of payments test. Total of payments disclosed on final CD as xx & the calculated total payments as xx for an understated amount of -xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"xx fee."xx"xx fee"xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of -xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DC29RXJB890	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Secondary	Yes	Yes	No	30.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date is xx/xx/2023. The borrower pays the P&I of xx and PITI of xx. The current UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The covid-19 attestation is available in the loan file at "xx". As per the final loan application, the borrower has been working at xx as a xx for 2.4 years.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was re purchased due to early payment default. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BQP071PVW6S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	49.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2017 and was recorded on xx/xx/2017 in the amount of xx, with xx.
The chain of assignment is incomplete. The current assignment is with 'xx' instated of 'xx'.
No active liens and judgments have been found against the borrower and the property.

Annual county taxes for the year of 2022 have been paid on xx/xx/2022 in the amount of xx.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023. The current UPB reflected as per the payment history is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2021, the borrower's income was impacted by covid-19. The servicer has been provided forbearance plan from xx/xx/2020 to xx/xx/2021. No further details found.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FZ8UEG6I4VW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	44.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No chain of assignment has been found. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and current PITI is xx with an interest rate of 5.250%. The UPB reflected in the latest payment history is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 5.250%. The UPB reflected in the latest payment history is xx.	Collections Comments:The loan is currently performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is xx.
No comments have been found regarding reason for default.
The occupancy of the subject property is unable to be determined.
No details have been found regarding damage.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding foreclosure.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 5.250%. The UPB reflected in the latest payment history is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows assets were not verified and are insufficient to close. VOD and bank statements show that assets totaling xx were verified which does not satisfy the cash to close requirement of xx. Gift assets of xx were submitted; however, cannot be considered as the donor bank statement is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6DHPU53BVLZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	32.876%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx which recorded on xx/xx/2019 with Instrument# xx

The chain of assignment has been completed. Currently, the assignment is with xx.

There is one junior mortgage in the amount of xx which was recorded on xx/xx/2019 in favor of xx.

First installment of county taxes for the year 2021 has been paid in the amount of xx.

Second installment of county taxes for the year 2021 has been paid in the amount of xx.

First installment of county taxes for the year of 2022 is due on xx/xx/2023 in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which applied to xx/xx/2022 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.875%. The current UPB is xx.

The collection comment dated xx/xx/2022, the borrower's income is impacted by covid-19. According to the collection comment dated xx/xx/2021, forbearance plans were given to the borrower, which began on xx/xx/2020. Forbearance plans ran and were extended from xx/xx/2021.

As per the collection comment dated xx/xx/2022, the subject property is owner occupied and is in average condition.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

As per the 1003, the borrower xx has been working at xx as a xx for 5.6 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between xx and xx DBA xx on xx/xx/2022. The new modified principal balance is xx. The borrower agreed to pay the P&I of xx with current interest rate of 3.875% beginning from xx/xx/2022 till the maturity date of xx/xx/2062. There is no forgiven amount or deferred balance amount.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
F3I0DPFD74T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	58.952%	58.952%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	53.146%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens were found.
4th installments county taxes of 2022 are due on xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx for 18 years.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails origination fee test fees charged xx exceed fees threshold xx over by +xx. The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Notary Fee paid by Borrower: xx
Sub-Escrow Fee paid by Borrower: xx
Title Closing Protection Letter paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Z66O4TNTESW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	25.882%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens were found.
Annual combined taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx for 8 years.
The loan was originated on xx/xx/2022. The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Final Application Incomplete (Lvl 3) "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EBH12KA2D6M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	37.378%	37.378%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	19.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with lender xx. recorded on xx/xx/2022 for the amount of xx.
No chain of assignment has been found. Currently, the mortgage is with original lender "xx".
No active liens and judgments have been found.
County annual taxes of 2022 have been paid for xx on xx/xx/2022.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/xx/2023 shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 3.375% which was applied for the due date xx/xx/2023. The current UPB is xx.
As per payment history as of xx/xx/2023, there was principal curtailment in the amount of xx made on xx/xx/2023.

Update:
Review of payment history as of xx/xx/2023 shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 3.375% which was applied for the due date xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2023 shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 3.375% which was applied for the due date xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx/xx/2022. The covid-19 attestation is available in the loan file located at "xx".
As per final 1003, the borrower has been "xx" at "xx" for 516 months.
The occupancy of subject property is unable to be determined. No information has been found regarding damage or repairs.

Update:
Review of payment history as of xx/xx/2023 shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 3.375% which was applied for the due date xx/xx/2023. The current UPB is xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Compliance Testing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
I9GJW3DY6K6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	103.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	43.908%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx, with xx, recorded with the Instrument#xx

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There is a junior mortgage active against property in the favor of "xx" which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with Instrument#xx

Annual combined tax of the year 2022 has been paid in the amount of xx.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently in performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
The loan was originated on xx/xx/2022, the covid-19 attestation is located at "xx".
As per the 1003, the borrower has been working at "xx", as a therapist for 2.0 years.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows that loan was not purchased due to DPA loan of xx was used to assist paying off borrower's non mortgage debt of xx. Borrower should have brought in minimum xx towards closing; however, borrower brought only assets of xx and EMD deposit of xx towards closing."
																																																																																							* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LX35TL5K059	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 which is held by "xx" in the amount of xx and recorded on xx/xx/2022.
No chain of assignment has been found. The subject mortgage is with the lender MERS as nominee for xx.
The annual combined taxes for the year of 2022 have been paid in the amount of xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 5.875%. The UPB is xx

According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 5.875%. The UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 5.875%. The UPB is xx.
As per final 1003, borrower has been working at xx as an xx for 84 months.
The loan was originated on xx/xx/2022 and covid-19 attestation is located at "xx".
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure.
As per comment dated xx/xx/2022, the subject property was impacted due to disaster. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KVLB8BVE9YV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	41.389%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated and recorded on xx/xx/2022 in the amount of xx with xx.

The chain of the assignments has not been provided. However, the current assignment is with the original lender is xx.

No active judgments or liens have been found.

The installments of county and city taxes for 2022 are delinquent on xx/xx/2022 in the total amount of xx, good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx with an interest rate of 5.000%. The current UPB is xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx with an interest rate of 5.000%. The current UPB is xx.

The subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

As per final application, the borrower xx is an owner of xx for 18 years.

The loan was originated on xx/xx/2022. The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PVVB5SNAP49	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	99.750%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.041%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is active subordinate mortgage against subject property was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022 with instrument# xx

County annual property taxes of 2022 have been paid in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx and PITI of xx. The current UPB is xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P & I of xx and PITI of xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No comments have been found regarding the subject property condition. As per notice of commencement (xx) states there is replacement of windows and doors. The estimated cost of repair is not available. No evidence has been found regarding the completion of repair. The covid-19 attestation is located at "xx". As per the final loan application, the borrower has been working at xx as a xx for 3 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3OSRNAARTWZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	45.812%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with xx in the amount of xx.
The subject mortgage is with lender xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx

According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P & I is &618.97 and the PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
Unable to determine the current condition and occupancy of the subject property.  Recent servicing comments do not have details regarding the damage.
As per the 1003, the borrower, xx, has been working at xx. The COVID attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X1JAB0GW8QS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	34.572%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 reflects that the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 Instrument# | Book/Page# xx .
No chain of assignment has been found. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2022 have been delinquent on xx/xx/2023 in the amount of xx which were good through on xx/xx/2023.
Annual combined taxes of 2022 have been partially paid in the amount of xx.
According to a review of the payment history as of xx/xx/2023, the loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with the rate of interest 5.990%, which was applied for the due date of xx/xx/2023. The UPB reflected in the latest payment history is xx

According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with the rate of interest 5.990%, which was applied for the due date of xx/xx/2023. The UPB reflected in the latest payment history is xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is xx/xx/2023. The UPB reflected in the latest payment history is xx.
No comments have been found regarding reason for default.
The borrower "xx" has been working at xx as xx for 4 years.
Covid-19 attestation is available in the loan file located at "xx".
The subject property is owner-occupied and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional purchase. Tape shows borrowers rely solely on the non-traditional credit and DU required the HEBC."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N23NJ4WIRL5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	49.331%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No assignments have been found. Currently, the assignment is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
The first installments of combined taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The second installments of combined taxes for the year 2022 are due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.

Payment history is missing. According to the payment history seller tape data as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.500%.

Update

According to the payment history seller tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P & I is xx and the interest rate is 6.500%.	Collections Comments:Servicing comments are missing. The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy is unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at "xx", as an account executive for 31 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HOXISUBJ66B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	46.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx.

The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx".

No active judgments or liens have been found.

4th county taxes of 2022 are due for xx/xx/2023 in the amount of xx.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date as xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.000%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date as xx/xx/2023. The current P & I is xx and current PITI is xx with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:According to servicing comments, the loan is performing.
According to the payment history as of xx/xx/2023, the loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date as xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.000%. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx/xx/2021. Covid-19 attestation is available at "xx".
As per final loan application, the borrower has been working at xx as a xx for 7 years.
The subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1FCT565NU89	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	26.083%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower has been working at xx as an xx for 5.6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject is a condo at a ski resort in xx. BWR lives in CA. Appraisal shows subject is a second home. File shows resort has VRBO listings and taking conservative approach, subject may be NOO. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows subject condo is part of a ski resort at the xx in OR. Subject has management association, VRBO listings and may be a condotel. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8CQTESHJSUD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	52.517%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
No chain of the assignment has been found. The subject mortgage is with lender xx.
No active judgments or liens have been found.
The 4th instalment of county taxes for 2022 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 4.125%. The current UPB is xx

As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P & I is xx with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:The loan is performing.
As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The monthly P&I is xx with an interest rate of 4.125%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per tape data, the subject property is owner occupied. No information has been found related to damage or repairs.
As per the 1003, the borrower xx has been working at xx as a xx for 5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue funds to close - gift funds transfer not properly documented. Further details not provided. Unable to rely on the loan documents.

The sales price of the subject is xx and seller brought this subject property at xx on xx/xx/2020. As per appraisal report this home has had extensive work done."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Property Marketability Issues (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.216% exceeds APR threshold of 4.600% over By 0.616%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.898% exceeds APR threshold of 4.600% over by 0.298%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
078XCUPJE9W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	89.896%	89.896%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	34.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No chain of assignment has been found. The subject mortgage is with original lender, xx.
No active liens and judgments have been found against the borrower and subject property.
The second installments of county taxes for the year 2022/2023 are due in the amount of xx on xx/xx/2023.
The first installments of county taxes for the year 2022/2023 were delinquent in the amount of xx on xx/xx/2022, which were good through xx/xx/2023.

Payment history is missing. According to seller's tape data as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.500%.

Update

According to seller's tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P & I is xx and the interest rate is 5.500%.	Collections Comments:Servicing comments are missing. The loan is currently performing and the next due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy is unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 43 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SYUNS7APBDO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	No	46.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the subject mortgage is with original lender xx. its successors and assigns.
No active judgments or liens have been found.
First, second and third county taxes of 2022 are paid in the total amount of xx on different dates.
Fourth county taxes of 2022 have been due in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.
The property is owner occupied. No damage or repair to the property has been found.
Borrower has been working at xx as an xx for 60 months.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GB1NEWTWASP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	81.231%	81.231%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.083%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which recorded on xx/xx/2021 with Instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx.
There is an active municipal water lien upon all real property owned by the borrower in favor of xx which recorded on xx/xx/2021 in the amount of xx.
Second installment of county taxes for the year of 2022 is due on xx/xx/2023 in the amount of xx.
Other annual taxes and first installment of county taxes for the year 1998 and 2022 are delinquent in the amount of xx and are good through xx/xx/2023.

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.250%. The current UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.250%. The current UPB is xx.

As per final application, the borrower xx has been working at xx as a xx for 3.5 years.

As per the seller tape the subject property is owner occupied.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per seller provided tape data, borrower was unemployed at the time of loan closing.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.250%. The current UPB is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the seller is unable to dispute the findings. The UPB on the payment history does not match the balance the seller listed in column F because the loan was repurchased and they were instructed not to update the original loan information on repurchases. It was brought in-house because a corrective refi was supposed to have been completed on it. That isn't happening, so they are in the process of getting the loan over to ServiceMac for long-term servicing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PMH2PT35COR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	82.734%	82.734%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	51.662%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022

There is no chain of assignment as the subject mortgage is with the original lender xx.

There is a prior credit card judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2011. The judgment was renewed on xx/xx/2011.

County annual installment taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The current P&I is xx and an interest rate is 2.750%. The current UPB is xx.

Update:
As per the review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received in the amount of xx which was applied for xx/xx/2023. The current P&I is xx and an interest rate is 2.750%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. As per the review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2022, the disaster inspection does not indicate damage due to the disaster. The covid-19 attestation is located at "xx". As per the 1003, the borrower xx has been working at xx as a xx for 3 years.

Update:
As per the review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received in the amount of xx which was applied for xx/xx/2023. The current P&I is xx and an interest rate is 2.750%. The current UPB is xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Final Application Incomplete (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FWC9UBZ8CM4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	85.761%	85.761%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	39.850%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with the lender xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is a hospital claim of lien in favor of xx which was recorded on xx/xx/2022 in the amount of xx. However, the defendant's name does not match with subject borrower.
There is hospital claim of lien against the xx in favor of xx which was recorded on xx/xx/2022 in the amount of xx.
Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
Covid-19 attestation is available in the loan file located at "xx".
Unable to be determine the current condition and occupancy of the subject property.  Recent servicing comments do not have details regarding the damage.
According to 1003, the co-borrower, xx has been working at xx as an xx from July 2020.

Update:
According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the last payment was received on xx/xx/2023, which was applied to xx/xx/2023, and the next due date is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Final Application Incomplete (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GAJ7AF2PV7X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Refinance	96.264%	96.264%	Streamline Refinance	No	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx, with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a prior waiver of liens (xx) active against borrower "xx" in favor of "xx" which was recorded on xx/xx/2021. The amount is not mentioned on the supportive document.
There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower has been working at xx as a xx for 2.0 years.
The loan was originated on xx/xx/2022. The covid-19 attestation is available at "xx".

Update:
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB reflected as per the payment history is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Application Not Signed by All Borrowers (Lvl 2) "xx""		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CB46SR7FBHW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	79.070%	79.070%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.832%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No assignment has been found. The subject mortgage is with the original lender "xx". However, it should be with xx.
No active judgments and liens have been found.
The 1st installment of county taxes for the year 2022 has been paid in the amount of xx.
The 2nd installment of county taxes for the year 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.
As per tape data as of dated xx/xx/2023 the borrower is current with the loan and next payment due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per tape data as of dated xx/xx/2023 the borrower is current with the loan and next payment due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of xx.
No records for bankruptcy and foreclosure have been found.
No information has been found related to damage or repairs.
As per 1003, the borrower xx has been working at xx as a "xx" for 4.08 years.
The covid attestation is located at "xx".

Update:-
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from xx/xx/2023 to xx/xx/2024.
The collection comments are missing from xx/xx/2024 to xx/xx/2023
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Required Documentation Missing or Incomplete  (Lvl 3)     "Tape shows loan documents lack the following documentation: Sales contract and/or addendum confirming that the Borrower is a valid buyer of the subject property. Note
that escrow instructions are not sufficient as they are separate from the sales contract.Copy of property seller's Closing Disclosure (xx) or comparable document itemizing all seller-paid fees, credits and payoffs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 43%. Tape shows the borrower's capacity to repay the subject mortgage and other obligations was supported by fraudulent documentation and excluding the income pushes the DTI higher. File is also missing evidence of xxK gift funds documentation. Lender defect, unable to calc ATR.

Downgraded to LVL2 because SOL is expired in 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QK0Y96IXAQI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	93.718%	93.718%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.748%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with lender, xx which was recorded on xx/xx/2021 in the amount of xx.
No assignment of mortgage has been found. The subject mortgage is with original lender, xx
No active judgments and liens have been found.
County taxes for the year 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the loan is performing and next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2023. The P&I is xx and interest rate is 4.125%. The UPB is xx.

Update:
According to the payment history as of xx/xx/2023, the loan is performing and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The P&I is xx and interest rate is 4.125%. The UPB is xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2023.
As per seller's tape data, the subject property is owner occupied.
As per the 1003, the borrower, xx has been working at xx as a xx for 9.00 years.

Update:
According to the payment history as of xx/xx/2023, the loan is performing and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The P&I is xx and interest rate is 4.125%. The UPB is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"subject to"xx"
																																																																																						* Loan has escrow holdback. No proof it was released (Lvl 4) "xx" Subject loan closed xx/xx/2021 and docs in file show ongoing construction that does not appear complete. HUD 203K draw request form dated xx/xx/2023 shows escrow holdback open for xx and missing copy of check for last draw (xx) for xx."	* Loan program disclosure missing or unexecuted (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UPYG94SJWHP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	Unavailable	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	46.846%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with xx. which was recorded on xx/xx/2021 in the amount of xx. No assignment has been found. The subject mortgage is with original lender MERS as nominee for xx, xx No active judgments and liens have been found. 1st and 2nd installment of county taxes for 2021 have been paid in the amount of xx. No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/xx/2023, the borrower has been current with the loan and the next payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The P&I is xx and the interest rate is 2.990%. The UPB is xx.

Update:
As per the review of the payment history as of xx/xx/2023, the borrower has been current with the loan and the next payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The P&I is xx and the interest rate is 2.990%. The UPB is xx.	Collections Comments:The current status of the loan is performing. As per the review of the payment history as of xx/xx/2023, the borrower has been current with the loan and the next payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The P&I is xx and the interest rate is 2.990%. The UPB is xx. As per the 1003 document, the borrower xx has been working at the xx as a "xx" for 5.6 years. No foreclosure activity has been found. No details related to the bankruptcy have been found. No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. No comment pertaining to the damage on the subject property has been observed.

Update:
As per the review of the payment history as of xx/xx/2023, the borrower has been current with the loan and the next payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The P&I is xx and the interest rate is 2.990%. The UPB is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Dicsloures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD does not reflect finance charge, APR and total payment. However, final CD is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* TRID Violations (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Y09N55PUXUG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Cash Out	59.574%	59.574%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	40.582%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx. There is no chain of assignment. The subject mortgage is with original lender xx, xx There are no active judgments or liens against the borrower. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current UPB is xx.

Updated: xx which was applied for due date xx/xx/2023. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current UPB is xx. According to final 1003, the borrower receives social security income and pension. The loan has not been modified since origination. No details pertaining to the damage on the subject property has been observed. No post-closing bankruptcy and foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows insufficient flood insurance coverage. Flood insurance policy reflects building coverage of xx which covers the replacement cost quoted by National Flood Insurance Program. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6MG99WF4L1S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	93.846%	93.846%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.480%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/2023 shows the subject mortgage was originated on xx/xx/2022 with lender, xx. in the amount of xx which was recorded on xx/xx/2022.
No assignment of mortgage has been found. The subject mortgage is with original lender, xx.
No active judgments or liens have been found.
Property taxes for the year 2022 have been paid in the amount of xx. No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2022 with first payment date xx/xx/2023. As per seller's tape data as of xx/xx/2022, the next due date is xx/xx/2023 and the current UPB is xx.

Update:
As per payment history, the next due date is xx/xx/2023. No transaction available in the payment history. The current UPB is xx.	Collections Comments:The loan was originated on xx/xx/2022 with the first payment date of xx/xx/2023. The UPB is xx.
According to loan application, the borrower has been working at xx as a xx for 6.6 years.
Covid attestation is available in the loan file (Located-xx-xx (xx) PG#xx).

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QDT16Z4JNTH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.499%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	45.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which recorded on xx/xx/2022 with Instrument# xx
No assignment of mortgage has been found. The subject mortgage is with original lender, xx.
No active judgments or liens have been found against the subject property and borrower.
Annual combined taxes for the year of 2021 have been exempt.
No delinquent taxes have been found.
The loan was originated on xx/xx/2022 with the first payment date of xx/xx/2023. The UPB is xx.

Update:

As per payment history as of xx/xx/2023, the next due date is xx/xx/2023. There is no transaction in the payment history. The current UPB is xx.	Collections Comments:The loan was originated on xx/xx/2022 with the first payment date of xx/xx/2023. The UPB is xx.
As per final 1003, the borrower has been working at xx as a xx for 3.3 years.
The covid-19 attestation is located at "xx".
As per the seller tape, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Rate Lock Extension paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Rate Lock Extension paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx and transfer taxes fee at xx. However, CD dated xx/xx/2022 reflects points - loan discount fee at xx and transfer taxes fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																							Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of section C fees and recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of section C and recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. 1 year TILA/TRID SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CAAKDE39VHC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 reflects that the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx, which was recorded on xx/xx/2022 Instrument# | Book/Page# xx .
No chain of assignment has been found. Currently, the mortgage assignment is with xx. which was recorded on xx/xx/2022.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with the rate of interest 5.750%, which was applied for the due date of xx/xx/2023. The UPB reflected in the latest payment history is xx.

Update:
According to a review of the payment history as of xx/xx/2023, the loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with the rate of interest 5.750%, which was applied for the due date of xx/xx/2023. The UPB reflected in the latest payment history is xx.
Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is xx/xx/2023. The UPB reflected in the latest payment history is xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as a xx for 8 years.
Covid-19 attestation is located at "xx".
The subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OD6XPWKZD6R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	83.333%	83.333%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	35.367%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2023 reflects that the subject mortgage was originated on xx/xx/2022 with the lender 'xx' in the amount of xx, which was recorded on xx/xx/2022.

The chain of the assignment is not found. Current assignment is with original lender 'xx'.

No active liens and judgments have been found against the borrower and the property.

Annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
Annual city taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.625%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.625%. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which applied to xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and current interest rate as per payment history is 3.625%. The current UPB is xx.
As per final application, the borrower xx has been working at xx as an xx. for 1.5 years.
There are no comments stating that the borrower's income was impacted by Covid-19.
As per the seller tape, the subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "his loan failed the lender originator total net income test (KRS 286.8 as enacted by KY HB 552 Section 26 (xx)). The mortgage loan charges a total net income which exceeds xx or four percent (xx) of the total loan amount, whichever is greater. The total loan amount for this loan, as defined in Section 26 of KY HB 552, is xx.

Lender Originator Total Net Income Test: FAIL   Charged: xx   Allowed: xx    Over by: +xx

Lender Originator Total Net Income Test Inclusion-

Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Certification Fee paid by Lender: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4MMCMJJ8TMR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	65.816%	65.816%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	49.542%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The mortgage is with original lender "xx".
There are 4 state tax liens in favor of xx in the total amount of xx which were recorded on different plaintiffs.
There is a UCC lien in favor of xx. which was recorded on xx/xx/2021.
Annual combined taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. . The monthly P&I is xx and current interest rate is 3.500%. The current UPB is xx. As per the comment dated xx/xx/2022, the borrower was offered a deferment program. So, the due date changed from xx/xx/2022 to xx/xx/2022.
Update
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xxwhich was applied for the due date xx/xx/2023. . The monthly P&I is xx and current interest rate is 3.500%. The current UPB is xx. As per the comment dated xx/xx/2022, the borrower was offered a deferment program. So, the due date changed from xx/xx/2022 to xx/xx/2022.	Collections Comments:The current status of the loan is performing and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided FB plan which ran from xx/xx/2022 to xx/xx/2022. As per comment dated xx/xx/2022, the deferment was approved in the loan for xx/xx/2022 in the amount of xx.
As per the 1003, the borrower xx has been working at xx as a client Care representative"for 1.13 years. As per the comment dated xx/xx/2022, the borrower was offered a deferment program. So, the due date changed from xx/xx/2022 to xx/xx/2022.
As per collection comment dated xx/xx/2022, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2020 reflects Appraisal Fee at xx. However, CD dated xx/xx/2020 reflects Appraisal Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is refinance case, originated on xx/xx/2020 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OE0GDO3V2L8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	41.051%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with the original lender xx.
No active judgments or liens have been found.
1st and 2nd county taxes of 2022 are due on xx/xx/2023 and xx/xx/2023 respectively each in the amount of xx.
No prior year delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the current PITI is xx with an interest rate of 3.125%. The UPB is xx and the deferred balance is xx. However, the current UPB reflected as per the payment history tape data is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the current PITI is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history tape data is xx. As per the seller's data as of xx/xx/2023, the outstanding principal balance is xx and the deferred balance is xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2020 to xx/xx/2022.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the comment dated xx/xx/2022, the subject property is owner-occupied. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 3.19 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx with a rate of interest of 3.625% and a maturity date of xx/xx/2050. The P&I as per payment history is xx and the rate of interest is 3.125%. As per tape data, the loan has been modified on xx/xx/2022 with a UPB of xx and a deferred balance is xx. Also as per the servicing comment dated xx/xx/2022, the loan was modified on xx/xx/2022 and the new maturity date is xx/xx/2062. The PITI is xx and the rate of interest is 3.125%.	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MG5UTPHA1S9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	49.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx
xx in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
Annual county taxes of the year 2022 have been paid.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is performing with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
The borrower has been the owner of xx for 8 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The subject property is occupied by owner. No comment has been found regarding damages.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84VFVW0Z2Z9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	42.039%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with xx in the amount of xx.
No assignment has been found. The subject mortgage is with the original lender xx.
No active liens and judgments have been found.
2nd installment of combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per the review of the updated title report dated xx/xx/2023, 1st installment of combined taxes for 2023 were delinquent on xx/xx/2023 for the amount of xx, which were good through xx/xx/2023.	According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due is xx/xx/2023. The last payment was received on xx/xx/2023 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.375%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx
According to a review of the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due is xx/xx/2023. The last payment was received on xx/xx/2023 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.375%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due is xx/xx/2023. The last payment was received on xx/xx/2023 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.375%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at the xx as Asylum Officer for 30 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx
The below fees were included in the test:
Mortgage Broker Discount Fee (xx) paid by Lender: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.  Prohibited Fees: xx
The below fees were included in the test:
Attorney fee paid by Borrower: xx
Flood Determination Fee paid by Borrower: xx
HoA Fees paid by Borrower: xx
Real Estate Commission paid by Seller: xx
Title - Tax service fee paid by Borrower: xx
Title Copies of supporting document paid by Borrower: xx
Title CPL paid by Borrower: xx
Title NJ Electronic product fee paid by Borrower: xx
Title NJ Overnight delivery fee paid by Seller: xx
Title NOS paid by Borrower: xx
Title simultaneous issue paid by Borrower: xx
Water Escrow paid by Seller: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Discount Fee (xx) paid by Lender: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
1. NJ Attorney Disclosure.
2. Unacceptability of Insurance Notice.
3. Attorney Disclosure II.
4. Tax Bill Information.
5. Private Well Testing.
6. Choice of Insurer Disclosure.
																																																																																								7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LHGJXOYNGQF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.722%	348	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.357%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
1st and 2nd combined taxes of 2022 have been paid in the amount of xx.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.722%. The current UPB reflected as per the payment history is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.722%. The current UPB reflected as per the payment history is xx 0882.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.722%. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details from the final application and collection comments.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx. The below fees were included in the test.
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
586VFOHTPSP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.190%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	62.217%	70.391%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.168%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in favor of "xx" in the amount of xx and recorded on xx/xx/2021.
The subject mortgage is with the original lender MERS as nominee or xx.
There is prior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2020. However, the said mortgage was subordinated with subject mortgage and subject mortgage is at first lien position.
No active judgments or liens have been found.
1st installment county taxes for 2022 have been paid in the amount of xx.
2nd installment county taxes for2022 are due in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The monthly P&I is xx and current interest rate is 3.190%. The current UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023in the amount of xx which was applied for the due date xx/xx/2023. The monthly P&I is xx and current interest rate is 3.190%. The current UPB is 687327.4
..	Collections Comments:The loan is currently performing and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. No records for foreclosure and bankruptcy have been found. As per 1003, the borrower is retired and has been receiving pension in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated xx/xx/2021 reflects non-specific lender credit at xx. However, final CD dated xx/xx/2021 reflects non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for charges that cannot decrease is missing from the loan documents.

Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																							* Final Application not signed and hand-dated by Loan Originator (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EJDMYUPML52	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	48.585%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The mortgage is with original lender xx
xx.
There are 2 judgments recorded prior to subject mortgage in the total amount of xx in favor of xx.
1st installment combined taxes of 2022 have been paid in the amount of xx.
1st installment combined taxes of 2022 are due in the amount of xx.
No any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.875%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.875%. The current UPB is xx.
..	Collections Comments:
The loan is currently in performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The loan was originated on xx/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found.
As per final application, the borrower xx has been working at xx as a "xx" for 8 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X2MZRKKWQIE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	49.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.

Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is 474950.14.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.

As per final application, the borrower is self-employed. He has been the owner (xx) of xx for 3.4 years.

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
R74VWX2R76A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Unavailable	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	49.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2023 reflects that the subject mortgage was originated on xx/xx/2021 with the lender 'xx' in the amount of xx, which was recorded on xx/xx/2021.
The chain of the assignment is not found. Current assignment is with original lender 'xx'.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for 2022 (xx) are due for xx/xx/2023 in the amount of xx.
Annual county taxes for 2021 have been paid off in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.25%. The current UPB is in the amount of xx and deferred balance is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.25%. The current UPB is in the amount of xx and deferred balance is xx..
Collections Comments:The borrower is current with the loan.
The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current UPB is in the amount of xx.
The property is owner occupied. No damage or repair to the property has been found.
As per final 1003, borrower is owner at 'xx' for 21 years.
The comment history dated xx/xx/2022 shows that the borrower is on covid-19 deferral. As per seller tape data, covid-19 deferral has been started on xx/xx/2022 and was ended on xx/xx/2022.
The comment history dated xx/xx/2021 shows that the borrower'xx's provided tape data shows that borrower was not employed. Further details not provided.
No evidence has been found regarding foreclosure.
No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and Consummation or Reimbursement Date Validation Test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points discount fee at xx and Transfer Taxes fee at xx. However, CD dated xx/xx/2021 reflects Points discount fee at xx and Transfer Taxes fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, originated xx/xx/2021 and the SOL is 1 year."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2QZA4AZ5HZK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	67.470%	67.470%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	56.049%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the Subject Mortgage not found or not recorded. Un-recorded copy of mortgage is available in the loan documents located at "xx".
No active judgments or liens have been found.
Taxes of 2022/2023 have been paid in the amount of $ xx.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per application, the borrower has been getting social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y7QNVFF5IZ3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	89.999%	89.999%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	33.815%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated in the amount of xx on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2022 have been paid in the amount of xx.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per final loan application, the borrower has been working at "xx" as an "xx" for 62 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan has failed loan origination fee test- Loan data- xx,   Comparison data - xx.   Variance - xx.
This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (xx) )
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Loan Origination Fee. However, CD dated xx/xx/2018 reflects Loan Origination Fee at xx.
Loan estimate dated xx/xx/2020 does not reflects Funding Fee paid in cash. However, CD dated xx/xx/2018 reflects Funding Fee paid in cash at xx.
Loan estimate dated xx/xx/2020 reflects Transfer Taxes at xx. However, CD dated xx/xx/2018 reflects Transfer Taxes at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing Initial 1003_Application (Lvl 3) "xx"	* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FYOTL8ZBIOY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	78.045%	78.045%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.779%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There are prior credit card judgments against the borrower in the total amount of xx in the favor of xx recorded on different dates between years of 2019 to 2021.
Annual county and city taxes of 2022 have been paid on xx/xx/2022 & xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower's employment details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan fails loan origination fee test due to fee charged: xx fee threshold: xx over by +xx. Below fees were included in the loan origination fee test:
Loan Origination Fee paid by Borrower: xx
Pest Inspection Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2022 reflects Points - Loan Discount fee at xx. However, final CD dated xx/xx/20228 reflects Points - Loan Discount fee at xx.
Initial LE dated xx/xx/2022 reflects Loan Origination Fee at xx. However, final CD dated xx/xx/20228 reflects Loan Origination Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2022 reflects the sum of section C fees and Recording fee at xx. However, final CD dated xx/xx/2022 reflects the sum of section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IS6CS95TSK5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2016	xx	Primary	Yes	Yes	No	41.622%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.500%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 with the lender xx. in the amount of xx which was recorded on xx/xx/2016 with instrument#xx

The chain of assignment has been completed. The last assignment is made with xx. which was recorded on xx/xx/2019.

There are three civil judgments against the borrower in favor of the xx in the total amount of xx which were recorded on different dates.

There are two state tax liens against the xx in favor of xx in the total amount of xx which were recorded on xx/xx/2019 and xx/xx/2022.

No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx and the current rate is 4.500%. The current UPB is xx
According to payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx and the current rate is 4.500%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. There are no comments indicating that the borrower's income was impacted by COVID-19. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx and an interest rate of 4.50000%. The stated maturity date is xx/xx/2046. However, the payment history as of xx/xx/2022 shows the current P&I is xx and the interest rate is 4.500%. There is a reduction in P&I and interest rates with respect to note data, which seems that there would be a possible modification. However, the modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and Consummation or Reimbursement Date Validation Test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2016 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2016 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2016 reflects Credit Report Fee at xx. However, CD dated xx/xx/2016 reflects Credit Report Fee at xx.
Loan estimate dated xx/xx/2016 reflects Lender's Title Insurance Policy at xx. However, CD dated xx/xx/2016 reflects Lender's Title Insurance Policy at xx.
Loan estimate dated xx/xx/2016 does not reflect Transfer Taxes. However, CD dated xx/xx/2016 reflects Transfer Taxes at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2016 and the 3 year SOL has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2016 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2016 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2016 and the 3 year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Required Documentation Missing or Incomplete  (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx. Itemization is missing from loan documents.
																																																																																								Loan failed TILA foreclosure rescission finance charge test due to Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Itemization is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TF4GH2AI29L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	27.000%	27.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	50.182%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the assignment is with lender MERS as nominee for xx.
No active judgments or liens were found.
Annual county taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx, the PITI is xx, and the UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
As per the comment dated xx/xx/2023, the subject property was damaged due to hurricane on xx/xx/2022. The estimated cost of repairs is unable to be determined. The claim amount is xx. The comment dated xx/xx/2023 reflects that the total check amount was received in the amount of xx. No details have been found regarding completion of repairs.
As per the 1003, the borrower has been working at xx as xx for 1 month.
The seller's tape data shows that the borrower was not employed prior to closing.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
O33GLR548TG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	31.797%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage with original lender xx. No active judgments or liens have been found. 2nd installment combined taxes of the year 2022 are due in the amount of xx on xx/xx/2023. No prior years of delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was made in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was made in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The UPB is xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was made in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The UPB is xx. As per tape data, borrower was not employed at the time of closing. As per final application, the borrower has been working at xx as a xx for 11 months. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Total of Payments on final CD as xx. Calculated total of Payments is xx for an under disclosed amount of xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx. Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TQRCNIMI8HU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	59.995%	59.995%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	36.546%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.

There is no chain of assignment as the subject mortgage is with the original lender.

There are 2 UCC liens which were recorded prior to subject mortgage. The first was recorded on xx/xx/2019 in favor of xx recorded on xx/xx/2022 in favor of xx.

4th installment county taxes of 2022 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The current P&I is xx and current interest rate is 4.125%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The current P & I is xx and current interest rate is 4.125%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. No information has been found related damage or repairs. As per the 1003, the borrower has been working at xx as a xx for 11 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx

Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5HF0XHSFM7J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	46.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated in the amount of xx on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignment has been completed as xx with xx.
There are 8 prior judgments against the borrower in the total amount of xx which were recorded prior to subject mortgage on xx/xx/2017, xx/xx/2022, xx/xx/2001, xx/xx/2016, xx/xx/2021, xx/xx/2021 and xx/xx/2021 respectively in favor of xx.
Taxes of 2022 have been paid in the amount of xx.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx, rate of interest 3.990% and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the 1003, the borrower has been working at "xx" for 6.0 years. The position is not mentioned.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx.  Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5UGCGKBS491	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	71.962%	71.962%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.490%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx

According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P & I is xx and current PITI is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
According to the final 1003, the borrower receives social security income.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien origination fee test due to points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx. The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx.
Loan Origination Fee paid by Lender: xx.

This loan failed the first lien Prohibited fee test due to points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 reflects Points - Loan Discount fee at xx. However, final CD dated xx/xx/2022 reflects Points - Loan Discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

This loan failed the lender credits that cannot decrease test. Initial LE dated xx/xx/2022 reflects non specific lender credit are in the amount of xx. Final CD dated xx/xx/2022 reflects lender paid are in the amount of xx. This is decrease of xx for charges that cannot decrease.

Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx  over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1T7M8WNY93G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	30.399%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the assignment is with lender MERS as nominee for xx.
No active judgments or liens were found.
1st and 2nd installments county taxes of 2022 have been paid on xx/xx/2022 & xx/xx/2023 in the total amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx, rate of interest is 3.750%, the PITI is xx and the UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx as xx for 42 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5H51IMRAGTW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	85.106%	85.106%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	55.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the assignment is with lender MERS as nominee for xx.
No active judgments or liens were found.
1st and 2nd installments combined taxes of 2022 are due on xx/xx/2023 & xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx, the PITI is xx, rate of interest 4.875% and the UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx as a xx for 1.4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3ASVRZKUZMG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	99.816%	99.816%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	37.636%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.
No active judgments or liens have been found.
The first and second combined taxes of 2022 are due in the amount of xx.
No prior year's delinquent taxes have been found.	As per the payment history as of date xx/xx/2023 the borrower is current with the loan and last payment was received on xx/xx/2023 for the due date of xx/xx/2023 in the amount of xx. According to payment history next due date is xx/xx/2023 and borrower's current P&I is xx. Principal balance reflected in the payment history is xx

As per the payment history as of date xx/xx/2023 the borrower is current with the loan and last payment was received on xx/xx/2023 for the due date of xx/xx/2023 in the amount of xx. According to payment history next due date is xx/xx/2023 and borrower's current P & I is xx with interest rate 4.990%. Principal balance reflected in the payment history is xx.	Collections Comments:The loan is currently in performing.
As per the payment history as of date xx/xx/2023 the borrower is current with the loan and last payment was received on xx/xx/2023 for the due date of xx/xx/2023 in the amount of xx.  According to payment history next due date is xx/xx/2023 and borrower's current P&I is xx. Principal balance reflected in the payment history is xx.
As per final application, the borrower xx has been working at xx as xx for 7.3 years. The loan was originated on xx/xx/2022. However Covid-19 attestation is missing from the loan file.
The subject property is owner occupied.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
The post closing details regarding foreclosure have not been found.
 No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan fails loan origination fee test due to fee charged xx fee threshold by xx, over by +xx.

Below fees were included in the loan origination fee test:

Loan Origination Fee paid by Borrower: xx.
Pest Inspection Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZCV1TAP6L7V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	86.866%	86.866%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.732%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx

According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P & I is xx and current PITI is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
According to the final 1003, the borrower is retired and receives social security income.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the loan origination fee test due to fees charged: xx fees threshold: xx over by +xx.

The following fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Pest Inspection Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Loan Origination Fee at xx. However, CD dated xx/xx/2022 reflects Loan Origination Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject refinance originated on xx/xx/2022 with a 3 year SOL active.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflects Pest Inspection Fee. However, CD dated xx/xx/2022 reflects Pest Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject refinance originated on xx/xx/2022 with a 3 year SOL active.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Transfer Taxes at xx. However, CD dated xx/xx/2022 reflects Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Subject refinance originated on xx/xx/2022 with a 3 year SOL active.

Loan failed charges that cannot decrease test due to Initial CD dated xx/xx/2022 reflects Pest Inspection Fee (xx) at xx paid by lender. However, Final CD dated xx/xx/2022 reflects Pest Inspection Fee (xx) paid by lender at xx. This is decrease of xx for charges that cannot decrease.

Loan failed charges that increase more than 10% test. Initial loan estimate dated xx/xx/2022 reflects C sec & recording fee at xx. However, final CD dated xx/xx/2022 reflects C sec & recording fee at xx this is a cumulative increase of xx for charges that in total cannot increase more than 10% test."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X15UANSKYSV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	300	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	27.229%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with xx in the amount of xx.
No assignment has been found. The subject mortgage is with the original lender xx.
There is a credit card judgment against the borrower xx in favor of xx for the amount of xx which was recorded on xx/xx/2022.
Annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due is xx/xx/2023. The last payment was received on xx/xx/2023 total in the amount of PITI xx which includes P&I xx with the rate of interest of 4.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx

According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due is xx/xx/2023. The last payment was received on xx/xx/2023 total in the amount of PITI xx which includes P & I xx with the rate of interest of 4.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due is xx/xx/2023. The last payment was received on xx/xx/2023 total in the amount of PITI xx which includes P&I xx with the rate of interest of 4.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 240 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed loan origination fee test due to fee charged xx exceeds fee threshold of xx over by +xx.

The below fees were included in this test:

Loan Origination Fee paid by Borrower: xx
Pest Inspection Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4XT7Z4779MR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	73.134%	73.134%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	52.752%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in favor of "xx" which was recorded on xx/xx/2022 in the amount of xx. The chain of the assignments has not been provided. However, the subject mortgage is with original lender is "xx". There is a prior mortgage against the subject property originated on xx/xx/2021 in favor of "xx" for the amount of xx which was recorded on xx/xx/2021. There is prior civil judgment against the borrower xx in favor of "xx" for the amount of xx which was recorded on xx/xx/2014; however, the SSN# is inconsistent. There is municipal lien against the xx in favor of "xx" for the amount of xx which was recorded on xx/xx/2019. The second installment taxes for county have been due in the total amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current UPB is reflected in tape for the amount of xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P & I is xx, rate of interest 3.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current UPB is reflected in tape for the amount of xx. According to the final 1003, the borrower has been retired. The loan has not been modified since origination. No post-closing bankruptcy and foreclosure activity has been found. Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
H0V9A3OOOKI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	65.457%	65.457%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	47.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
1st county taxes of 2022/2023 have been paid in the amount of xx on xx/xx/2022.
2nd county taxes of 2022/2023 are due in the amount of xx.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx

According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P & I is xx and current PITI is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.
According to the final 1003, the borrower is retired and receives social security income.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LGSW5Q3JU1A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	80.032%	80.032%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.564%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the assignment is with original lender xx
No active liens and judgments have been found against the borrower and the property.

County taxes for the year 2022 (xx) have been paid off in the amount of xx.
County taxes for the year 2022 (xx) are due in the amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 4.375%. xx which was applied for the due date of xx/xx/2023. The monthly P & I is xx with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
The subject property is owner occupied. No information has been found related to damage or repairs.
As per final 1003, the borrower has been working at xx as a xx since xx/xx/2006.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan origination fee test failed due to fees charged xx fees threshold xx over by +xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Pest Inspection Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3)     "xx"
																																																																																							* The property type does not match the Appraisal Report (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75LR9JE7AK1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	300	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	74.128%	74.128%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	54.891%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated in the amount of xx on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The subject mortgage is with xx.
There is a prior mortgage in favor of xx. in the amount of xx which was recorded on xx/xx/2012.
No active judgments or liens have been found.
Taxes of 2022 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P & I is xx and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the application, the borrower has been working at xx for 56 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VOIH430KW03	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	300	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	82.783%	82.783%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	33.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found. The 1st and 2nd installment county taxes of the year 2022 have been paid. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P & I is xx, rate of interest 3.250% and PITI is xx. The UPB is xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
As per final application, the borrower has been currently working at xx as an xx for 1.11 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1H7SM33GTCD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	70.857%	70.857%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	46.665%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender is xx in favor of "xx" originated on xx/xx/2022 which was recorded on xx/xx/2022 with the instrument | xx# xx.
No active judgments or liens were found.
The 1st installment of county taxes of 2022-2023 has been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related damage or repairs in latest collection comments.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower xx has been working at xx as a xx for 6 years 7 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BR62ZDSDAGD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	42.326%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.

No chain of assignment has been found. The subject mortgage is with the lender xx.

The annual county taxes for the year 2021/2022 are delinquent in the amount of xx and good through xx/xx/2023.

No active judgments or liens have been found.

Review of payment history as of xx/xx/2023 shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 4.250% which was applied for the due date of xx/xx/2023. The current UPB is xx
Review of payment history as of xx/xx/2023shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 4.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2023 shows that the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate 4.250% which was applied for the due date xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per final loan application, the borrower has been working at "xx" as a "xx" for 180 months.
According to collection comment, no damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VEQ3O28Z7RB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	79.867%	79.867%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	31.947%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 2nd installment taxes for 2022/2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.875%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The evidence of the current condition of the subject property is not available in the latest servicing comments. No damage and repairs have been found. As per the final loan application, the borrower has been working at xx as a xx for 10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Revised Loan Estimate is missing (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KAA9WT3FLVH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.440%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	40.076%	40.076%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	49.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated in the amount of xx on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The subject mortgage is with xx.
There are 3 prior state tax liens in favor of xx in the total amount of xx which were recorded on different dates. However, the SSN number is inconsistent.
There is a prior child support lien against the xx in favor of xx which was recorded on xx/xx/2015. The amount is unavailable. However, the SSN number is inconsistent.
1st installment taxes of 2022/2023 have been paid in the amount of xx.
2nd installment taxes of 2022/2023 are due in the amount of xx on xx/xx/2023.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the application, the borrower has been receiving social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx.
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx.
Points - Loan Discount Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Foreclosure Rescission Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the Fee itemization is missing."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QH34EJWBFB9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.440%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	46.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender xx which was recorded on xx/xx/2021. The chain of the assignments has not been provided. The subject mortgage is with original lender xx. There are 2 UCC liens against the subject property with the lender xx which was recorded on different dates. The second installment taxes for county were due in the amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023 the borrower is delinquent for 13 months and next due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is reflected in tape is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.440%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is in collections. However, seller's tape shows loan status as performing with next due date xx/xx/2023. According to the payment history as of xx/xx/2023 the borrower is delinquent for 13 months and next due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is reflected in tape is xx. According to final 1003, the borrower has been working with xx as an xx for 86 months. No post-closing bankruptcy and foreclosure activity has been found. Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VG592SBTNS0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	59.231%	59.231%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	31.029%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx in favor of xx in the amount of xx which was recorded on xx/xx/2022.
Second installments for county taxes are due in the amount of xx.
There is a judgment on equity located at "xx". Hays) and recorded on xx/xx/1992. According to the supportive document, the equitable lien is in the amount of xx which will be imposed on the subject property if not paid.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.250%. The seller's tape shows current UPB is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx. The stated current rate is 3.250%. The seller's tape shows current UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.250%. The seller's tape shows current UPB is xx.
The loan has not been modified since origination.
As per final 1003, the borrower's employment details are unable to be determined.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW is missing from loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MZE07L8G6C6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	40.398%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. The subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was made on xx/xx/2023 which was applied for due date of xx/xx/2023. The current P&I is xx. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was made on xx/xx/2023 which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2023. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per sellers tape data, the property occupancy stated as owner occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower xx has been working at xx as a xx for 8 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"subject to the following repairs or alterations"xx" * Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee, Flood Certification - Single Charge or Life of Loan, Flood Determination Fee, Life of loan Tax Service, MERS Registration Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx, Flood Certification - Single Charge or Life of Loan at xx, Flood Determination Fee at xx, Life of loan Tax Service at xx and MERS Registration Fee at xx. This is an cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. Valid COC for increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Final Application Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5B6CGZMR90R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	23.256%	23.256%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.682%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with original lender "xx". It should be with "xx".
There is one prior mortgage against the subject property originated on xx/xx/2012 with the lender xx which was recorded on xx/xx/2012.
There is one junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2022 which was recorded on xx/xx/2022. The amount of junior mortgage is greater than loan amount.
2nd installment county taxes of the year 2022/2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was made on xx/xx/2023 which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 29 years.
Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows borrower did not meet occupancy seasoning for a cash out refinance.

The subject is NOO refinance-cash out and non-mortgage debts are getting paid off as per credit report located at "xx". The non-mortgage debt amount is xx. Hence, the property is considered as primary occupancy. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 44.682%. Tape shows PITI was miscalculated, resulting revised DTI is 49.03%. Lender defect, unable to calc ATR.

The subject loan was closed as a NOO, but the non-mortgage debts were paid off at closing, so the subject's occupancy was considered a primary. The subject loan was originated on xx/xx/2022 & 3-year ATR SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7TQV94ZX4BX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	25.496%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual county taxes of the year 2022 have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was made on xx/xx/2023 which was applied for due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.990%. The current UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
As per final application, the borrower has been working at xx as a xx. since Aug-2013.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2022, the subject property was damaged. The date of loss was xx/xx/2022. The claim amount is xx. The type of damage is not available. The details regarding completion of repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
W2WFIW4PJBX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	59.310%	59.310%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	33.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender.
There are multiple credit card judgments against the borrowers in favor of xx in the total amount of xx which was recorded on different dates.
There are five child support liens against the xx in favor of xx in the total amount of xx which were recorded on different dates.
There are two hospital liens against the xx in favor of xx which were recorded on xx/xx/2013 and xx/xx/2022.
County, city, and school annual installment taxes for 2022 are delinquent in the amount of xx which were due on xx/xx/2023. The delinquent taxes are good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx with an interest rate of 4.250%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No damage or repair to the property has been found. As per the final loan application, the borrower has been working at xx as a xx for 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Missing Dicsloures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* DSCR is less than 1.00 (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DFKEV3GAS82	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	50.820%	50.820%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	44.033%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 which is held by "xx" in the amount of xx and recorded on xx/xx/2022.
No chain of assignment has been found. The subject mortgage is with the lender xx
First installments city taxes for the year of 2023 have been paid in the amount of xx.
Second installments city taxes for the year of 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.
No active judgments or liens have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.750%. The UPB is xx
According to payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx PITI. The current P&I is xx. The stated current rate is 3.750%. The UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2022 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.750%. The UPB is xx.
As per final 1003, borrower has been working at xx as a xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as NOO. However, proceeds from the cash out were used to pay off borrower's consumer debts. Hence, subject loan was considered as primary occupancy."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Right of Rescission missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5K0LZC99E8O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.085%	348	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	57.209%	57.209%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Secondary	Yes	Yes	No	47.873%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The subject mortgage is with the lender xx.
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2021 and recorded on xx/xx/2021with the instrument | xx#xx
The annual county taxes for the year of 2022 have been paid in the amount of xx.
No active judgments or liens were found.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.085%. The UPB is xx
According to payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx PITI. The current P&I is xx. The stated current rate is 3.085%. The UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 3.085%. The UPB is xx.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied.
As per final 1003, borrower has been working at xx as a xx for 24 months.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D9XIZ9DMSLZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.815%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
 The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2023 the borrower is performing with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.750%.
Update
Review of the payment history dated as of xx/xx/2023 the borrower is current with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.750% and P&I is xx.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of xx/xx/2023 the borrower is performing with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.750%.

The borrower's employment details are not available on final 1003 located at "xx"

Collection comment dated xx/xx/2022 states that the subject property was damaged due to water. Also as per appraisal report and a picture located at "xx", the property was damaged. However, there is no evidence to confirm the exact cost and current status of repairs.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed origination fees first lien test fees charged xx fees threshold xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Lender: xx.

Loan failed prohibited fees first lien test fees charged xx fees threshold xx over by +xx.
The below fees were included in the test:
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HDXNCKQUWAT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.

The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx"

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.

School taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.

Other taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2023 the borrower is performing with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.500%.
Update
Review of the payment history dated as of xx/xx/2023 the borrower is performing with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.500% and P&I is xx.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of xx/xx/2023 the borrower is performing with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.500%.

As per tape data the property occupancy stated as owner occupied.

As per 1003, borrower has been working at xx as a xx for 34 months.

The loan was originated on xx/xx/2022. However, covid-19 attestation is missing from the loan file.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required State Disclosures	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment RequiremenTAnti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
981BDUZ7K7D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	69.444%	69.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	46.336%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated in the amount of xx on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The subject mortgage is with xx.
No active judgments or liens have been found.
1st installment taxes of 2022/2023 have been paid in the amount of xx.
2nd installment taxes of 2022/2023 are due in the amount of xx on xx/xx/2023.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The current interest rate as per payment history is 3.99% the P&I is xx and PITI is $ xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the application, the borrower has been the owner of xx for 20 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Dicsloures	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The seller's tape data shows a defect that the condo complex required a Type A review, due to special assessments that was not completed. Post-closing, the complex was unable to provide the necessary documentation to complete a Type A review. Appraisal shows additional monthly xx special assessment for project upgrades. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * DSCR is less than 1.00 (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KT5DZ1P6BUK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	66.286%	66.286%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	49.147%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
There are 3 credit card judgments found against the subject property in favor of xx in the total amount ofxx which were recorded on different dates.
The 1st installment of county taxes for the year 2022/2023 have been paid in the amount of xx on xx/xx/2022.
The 2nd installment of county taxes for the year 2022/2023 have been due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I isxx with an interest rate of 3.625%. xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I isxx with an interest rate of 3.625%. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
The borrower's employment details are not available in the loan file.
No information has been found related damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8LC39NEHCN4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	59.365%	59.365%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
Chain of assignments have not been found. Currently, the assignment is with original lender xx.
No active liens and judgments have been found against the borrower and the property.
The tax assessment report (xx) shows that special assessment lien against the subject property in the amount of xx.

2022-2023 annual county taxes has been paid off in amount xx.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the loan is currently current and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023in the amount of xx which was applied for due date as xx/xx/2023. The current P&I is in the amount of xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Current status of loan is performing.
According to the payment history as of xx/xx/2023, the loan is currently performing and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date as xx/xx/2023. The current UPB reflected as per the payment history is in the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
The subject property is owner occupied.
No information has been found related to damage or repairs.
As per final 1003, the borrower has been working at xx as a temporary associate for 1 years 2 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2PWJYB8R7TO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	73.944%	73.944%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.548%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a junior mortgage originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.

Annual county taxes of 2022 have been paid off in the total amount of xx on xx/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The UPB as of the date is mentioned in the updated payment history is xx
The review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The UPB as of the date is mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.
The review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The UPB as of the date is mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 8.0 years.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BOMD56SHUSQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	63.611%	63.611%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.210%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender.
No active judgments or liens have been found against the borrower/subject property.
County annual taxes of 2022/2023 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx and PITI of xx. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx with an interest rate of 3.25% and PITI of xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. As per appraisal report located at "xx", the walls of the subject property need to be painted which will cost xx. Also, the wood has been rotten and damaged which required xx to repair. No evidence has been found regarding the completion of repairs in collection comments. No comments have been found regarding the subject property condition. As per the final loan application, the borrower has been working at xx as a xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails Qualified mortgage lending policy points and fees test due to fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HYQ60P036D6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender.
No active judgments or liens have been found against the borrower/subject property.
Combined 2nd installment taxes of 2022 have been due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx and PITI of xx. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx with an interest rate of 3.250% and PITI of xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy and foreclosure activity has been found. No comments have been found regarding the subject property condition. As per the final loan application, the borrower has been working at xx as a xx for 24 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OMUR5J1CYC7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.190%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	47.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
1st county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
2nd county taxes of 2022 are due in the amount of xx.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.190%. The current UPB reflected as per the payment history is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.190%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.190%. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx for 16 years.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4NL95LV1HEX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	43.011%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual combined tax for the year of 2023 has been due in the amount of xx on xx/xx/2023.
The annual county tax for the year of 2023 is due in the amount of xx on xx/xx/2023.
The annual school tax for the year of 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.990%. xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.990%. According to servicing comments, the borrower was approved the deferral plan to change the due date from xx/xx/2021 to xx/xx/2022. The current UPB is xx
Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.990%. According to servicing comments, the borrower was approved the deferral plan to change the due date from xx/xx/2021 to xx/xx/2022. The current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per comment dated xx/xx/2022, the borrower's income was impacted by covid-19. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2022. Further details not provided.
As per comment dated xx/xx/2022,  the reason for default is unemployment/decreased income.
As per final application, the borrower has been working at xx as a xx for 8.0 years.
As per servicing comment dated xx/xx/2022, the property occupancy stated as owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Initial Escrow Acct Disclosure Missing Dicsloures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, market conditions addendum to the appraisal report is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F8R3CRAKY0S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Cash Out	69.953%	69.953%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	53.748%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx.
No active judgments or liens have been found.
Annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 4.500% .The current UPB is xx.
As per the comment dated xx/xx/2022, the borrower was offered a deferment program. So, the due date changed from xx/xx/2021 to xx/xx/2022.

Update
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 4.500% .The current UPB is xx.
As per the comment dated xx/xx/2022, the borrower was offered a deferment program. So, the due date changed from xx/xx/2021 to xx/xx/2022.
Collections Comments:The current status of the loan is performing and the next due date xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
No visible damages have been found regarding the subject property. As per the comment dated xx/xx/2021, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020. As per the comment dated xx/xx/2022, the borrower was offered a deferment program. So, the due date changed from xx/xx/2021 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 does not reflect loan origination fee xx. However, CD dated xx/xx/2019 reflects loan origination fee at xx. This is an increase in fee of xx. For charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflects Appraisal Fee at xx, Credit Report Fee at xx and Transfer Taxes at xx However, CD dated xx/xx/2019 reflects Appraisal Fee at +xx Credit Report Fee at xx and Transfer Taxes at xx.This is a total increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2019 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2019 reflects the Title related fees in sum of Section B and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is refinance case, originated on xx/xx/2019 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ITC7Z4XLY2M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2018	xx/xx/2018	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	44.827%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	4.625%	Unavailable	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated in the amount of xx on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018.
The subject mortgage is with xx.
No active judgments or liens have been found.
1st installment taxes of 2022 have been delinquent in the amount of xx which were due on xx/xx/2023 and good through till xx/xx/2023.
2nd installment taxes of 2022 are due in the amount of xx on xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx with an interest rate 4.625% and PITI is xx. The UPB reflected is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is foreclosure. According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected is xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated in year 2022 with the loan. As per servicing comment dated xx/xx/2022 the foreclosure complaint was filed on xx/xx/2022. No further information available to understand the current status of foreclosure process.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx/xx/2018 with xx&I of xx with the rate of interest 4.62500% and a maturity date of xx/xx/2048. The current P&I as per the latest payment history as of xx/xx/2023 is xx and rate of interest is 4.625%. As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022. The new modified unpaid principal balance is xx with interest rate starting at 4.625%. The maturity is xx/xx/2062. However, the loan modification document is missing from loan file.	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 does not reflect Points - Loan Discount Fee and Wire Transfer Fee. However, CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx and Wire Transfer Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 reflects Loan Origination Fee at xx. However, CD dated xx/xx/2018 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, originated xx/xx/2018 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3OI6QPRAFCG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2018	xx	Investor	Yes	Yes	No	38.191%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.875%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 with the lender xx. in the amount of xx which was recorded on xx/xx/2018.
There is no chain of assignment as the subject mortgage is with the original lender.
No active judgments or liens have been found against the borrower/subject property.
Combined annual installment taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx and PITI of xx. As per servicing comments, the borrower was approved for deferral plan to change the next due date from xx/xx/2022 to xx/xx/2022. The current UPB is xx and the deferred balance is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The borrower pays the P&I of xx and PITI of xx. As per servicing comments, the borrower was approved for deferral plan to change the next due date from xx/xx/2022 to xx/xx/2022. The current UPB is xx and the deferred balance is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2022 states the reason for default is curtailment of income due to the borrower's income was impacted by the covid-19 pandemic. The covid-19 deferment has been started from xx/xx/2022 in the total amount of xx. The collection comment dated xx/xx/2022 states the subject property is owner-occupied. No comments have been found regarding the subject property condition. As per the final loan application, the borrower has been working at xx as a xx for 2.6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx/xx/2018 with xx&I of xx with the rate of interest 4.87500% and a maturity date of xx/xx/2048. The current P&I as per the latest payment history as of xx/xx/2023 is xx and rate of interest is 4.875%. The current UPB is reflected in tape for the amount of xx. As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022. As per seller's tape data, the loan was modified on xx/xx/2022 with current UPB of xx and maturity date of xx/xx/2060. However the loan modification agreement is missing from loan file.	Initial Escrow Acct Disclosure	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows borrower lacks required reserves and large account deposits were not sourced prior to closing. Subject loan is NOO cash-out refinance and as per DU total assets of xx satisfies reserves required to be verified of xx."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CVZV6RIG55W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	34.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
No active judgments or liens have been found.
The taxes are to follow.
According to the payment history as of xx/xx/2023, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2022. The monthly P&I is xx and current interest rate as per payment history is 4.99%. The current UPB is xx.	Collections Comments:The current status of the loan is in collection and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2022. As per PACER report borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
The borrower requested for forbearance plan.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The Fb plan was offered.  As per final application, the borrower xx has been working at xx as a xx for 21 years.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * ComplianceEase State Regulations Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7UN3VYAH4NL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	No	47.285%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender "xx" which was recorded on xx/xx/2022 for the amount of xx. The chain of the assignment has not been provided. However, the current assignment is with an original lender "xx". There are no active judgments or liens against the borrower/property. The combined annual taxes for the year 2022 have been paid in the amount of xx. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 5.990%. The current UPB reflected in tape is xx.

Update:
As per payment history as of xx/xx/2023, the next due date is xx/xx/2023. No transaction found for the month of xx/xx/2023. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 5.990%. The current UPB reflected in tape is xx.
The loan has not been modified since origination. The tape shows that both borrowers were not employed at closing.
No post-closing bankruptcy and foreclosure activity has been found.
According to the final 1003, the borrower has been working in county of XXXX as a deputy sheriff court services for 12 years.
The covid-19 attestation is available at "xx". Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J7UCO2RM1RA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Refinance	65.630%	65.630%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The mortgage is with original lender "xx".
No active judgments and liens have been found.
The first and second installment county taxes for 2022/2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.375%. The current UPB is xx.

Update:
As per payment history as of xx/xx/2023, the next due date is xx/xx/2023. No transaction found for the month of xx/xx/2023. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. As per the tape, the property is owner occupied.
As per the 1003, the borrower xx has been working at xx as an xx for 28 years. The covid-19 attestation is located at "xx"Page#xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan documents;
1. Affidavit of Consideration
																																																																																								2. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4O3RK04R733	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.309%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is one junior mortgage against the subject property in favor of xx for xx which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx.
There is one UCC finance statement against the borrower in favor of xx which was recorded on xx/xx/2022. However, the amount of judgment is not mentioned on the supportive document.
Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.000%. Principal curtailment of xx has been applied on xx/xx/2022. The current UPB reflected as per the payment history is xx
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.000%. Principal curtailment of xx has been applied on xx/xx/2022. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as a xx for 17.3 years.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70NAR62SGXG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	91.718%	91.718%	No Documentation	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	Unavailable	Second	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is one UCC finance statement against the borrower in favor of xx which was recorded on xx/xx/2022. However, the amount of judgment is not mentioned on the supportive document.
Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. However, unable to determine the last payment receive date. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history tape data is xx
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. However, unable to determine the last payment receive date. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx.
As per final application, the borrower has been working at xx as a xx for 17.3 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "Subject loan is purchase case. However, final CD reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y6ZR087RWRY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.766%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx.
Annual combined taxes of the year 2022 have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a Business & Systems Manage for 3.1 years.
The covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
Unable to determine the current condition and occupancy of the subject property. No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows appraisal issues. Subject sales price xxK and appraised value at xxK. Comps are far superior and not of same style as subject. Subject appears in need of interior updating and renovations. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflect appraisal fee at xx. However, CD dated xx/xx/2021 reflects appraisal fee at xx
Loan estimate dated xx/xx/2021 reflects credit report fee at xx. However, CD dated xx/xx/2021 reflects credit report fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HUYCKH50IU0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Washington	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	48.918%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy and foreclosure activity has been found. As per seller's tape data, the occupancy of the subject property is an investment. The covid-19 attestation document is located at "xx". As per final application, the borrower has been working at xx for 5 years. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows appraisal issues. Subject sales price xxK and appraised value came in at xxK. Comps are far superior log cabin style homes. Subject appears in need of interior renovations. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZPL3KTZ3AFV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	39.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The subject mortgage is with original lender "xx".
No active liens and judgments have been found.
For Parcel # xx
The annual county taxes for 2022 have been paid in the amount of xx.
The annual city taxes for 2022 have been paid in the amount of xx.
For Parcel # xx
The annual county taxes for 2022 are due on xx/xx/2023 in the amount of xx.
The annual city taxes for 2022 are due on xx/xx/2023 in the amount of xx.
The annual county taxes for 2021 have been paid in the amount of xx.
The annual city taxes for 2020 have been paid in the amount of xx.
The annual city taxes for 2020 are delinquent on 2/218/2022 in the amount of xx and are good through xx/xx/2023.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.000%. xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The current UPB is xx. No records for foreclosure and bankruptcy have been found. No information has been found related to damage or repairs. As per final application, the borrower xx has been working at xx as a xx for 2 years.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows appraisal issues. Subject value at xxK. Comps are far superior. Appraiser has large adjustments on nearly every comp. Subject appears to be in need of interior updates and renovations that were not addressed by appraiser. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UV138KW71UW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	49.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
County annual installment taxes of 2022 have been paid in the amount of xx on xx/xx/2022. City annual installment taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. No comments have been found regarding the subject property condition. As per final loan application, the borrower has been the owner of xx for 19 years. The covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XZKH7NUFLSL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	47.294%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with lender xx.
There is a UCC financing statement in favor of xx which was recorded on xx/xx/2022.
1st installment county taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
2nd installments county taxes of 2022 are due on xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is performing and the loan is current. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.

Update -
As per review of the payment history dated xx/xx/2023, the borrower is delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.750%.	Collections Comments:As per the comment history, the current status of the loan is in current.
According to the payment history as of xx/xx/2023, the borrower is performing and the loan is current. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx as a xx for 9 months.
The loan was originated on xx/xx/2022. The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48WDWDL7NTF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	Yes	45.274%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with xx. which was recorded on xx/xx/2022 in the amount of xx.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
Annual county taxes for 2022 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The P&I is xx and PITI is xx. The current UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.500%.	Collections Comments:
The loan is currently performing. As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next payment is due for xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The P&I is xx and PITI is xx. The current UPB is xx.
As per the 1003, the borrower has been working at xx as a xx for 19 months.
The covid-19 attestation is available in loan file located at "xx".
Post-closing details regarding foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo is a unit at the xx and Residence project in XX. XX manages the complex that also has commercial amenities including but not limited to restaurant, hotel rooms, spa, bar. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3JBRYKTJ2UJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.874%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	66.380%	66.380%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2021	xx	Primary	Yes	Yes	Yes	33.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
Combined annual installment taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied for xx/xx/2023. The next due date for payment is xx/xx/2023. The current P&I is xx and current PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy and foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage and repairs have been found. The covid-19 attestation is located at "xx". As per the final loan application, the borrower has been working at xx as a xx for 4.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "xx" * Property is Commercial Prop (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PQBJ8IA9KCU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	60.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There are multiple prior state tax liens against the xx in favor of xx which were recorded on different dates in the total amount of xx.
There is state tax lien against the xx in favor of xx which was recorded on xx/xx/2022 in the amount of xx.
1st county taxes of 2022/2023 have been paid in the amount of xx on xx/xx/2022.
2nd county taxes of 2022/2023 are due in the total amount of xx.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 5.750%. Principal amount of xx has been applied on xx/xx/2022. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as a xx for 1.11 years.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Initial loan estimate is dated xx/xx/2022 and electronically signed on xx/xx/2022 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE.

Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.

Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ALYGHHKNL9Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Refinance	100.913%	100.913%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with xx, which was recorded on xx/xx/2021 in the amount of xx.
No Assignment has been found. The subject mortgage is with the original lender MERS as the nominee for xx.
There are three prior IRS liens against the name"xx"; however, the SSN mentioned on each document is not matched with the subject borrower's SSN.
The first installment of county taxes for 2022 has been paid in the amount of xx.
The second installment of county taxes for 2022 is due on xx/xx/2023 in the amount of xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes P&I xx with an interest rate of 2.250%, which was applied for the due date of xx/xx/2023. The UPB reflected in the latest payment history is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.250%.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the latest payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
Unable to confirm the current employment details from available documents and collection comments. The covid-19 attestation document is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
796V11DGLM9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Yes	xx	xx	14.800%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	46.040%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender "xx" for the amount of xx.
There is a code and permit violation lien in favor of xx for the amount of xx, which is good through xx/xx/2023.
There are 2 notices of commencement liens recorded on xx/xx/2020 with the instrument#xx and recorded on xx/xx/2022 with the instrument#xx
The annual combined taxes for the year 2022 have been paid on xx/xx/2022 in the amount of xx.
The water/sewer taxes are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%. The loan has been modified. As per the comment dated xx/xx/2022, the foreclosure was initiated. As per the comment dated xx/xx/2022, the foreclosure has been suspended due to loss mitigation. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated. As per the comment dated xx/xx/2022, the foreclosure has been suspended due to loss mitigation.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrowers "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 3.125% beginning on xx/xx/2022 until maturity date of xx/xx/2052.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CBHQAUVWBGK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	300	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	97.668%	97.668%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.809%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.250%.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Information regarding the damage and repair is not available in the latest servicing comments.
The borrower's employment details are not updated on the final 1003 located at "xx"
The loan was originated on xx/xx/2022 and the COVID-19 attestation document is available in the loan file. (xx).
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Required Disclosures Mortgage Insurance	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is a cash out refinance. The tape shows VA cash out does not meet Ginnie Mae seasoning requirements due to wholesale opted to close with a scratch and dent. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails prohibited fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Attorney's Fee (xx) paid by Borrower: xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
P8481761L8Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	54.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.250%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a warehouse for 20 months.
The Covid-19 attestation is located on "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing Required Disclosures Mortgage Insurance	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98HCLPEOCEQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.957%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and is held by "xx" in the amount of xx, which was recorded on xx/xx/2022.
No chain of assignment has been found. The subject mortgage is with the lender xx.
The first and second installments of county taxes for the year 2021 have been paid in a total amount of xx.
No active judgements or liens have been found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 5.250%. The UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.250%.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx.
Unable to determine the occupancy of the subject property. Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the final application the borrower has been working at xx as a xx for 1 month and the co-borrower has been working at xx as an xx for 25 months.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NP1KB76BCT5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.575%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.000%	94.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	31.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has not been completed. No assignments have been found. Currently, the assignment is with the original lender xx. The assignment is missing to WAB.
The additional information shows there is an open code & permit violation against the subject property. The code violation case is for unpermitted 2 rental units and the main house remodel, the case was opened on xx/xx/2022 with case#xx and permit violation for encroachment was issued on xx/xx/2013 with case#xx.
No active liens and judgments have been found against the borrower and subject property.
The first installments of county taxes for the year 2022 have been paid in the amount of xx on xx/xx/2023.
The second installments of county taxes for the year 2022 are due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.575%.	Collections Comments:Servicing comments are missing. The loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.575%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy is unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at "xx", as an energy storge Division Manager for 144 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.

Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "Loan is purchase case. However, the final CD reflects cash to amount of xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-priced mortgage loan test due to APR calculated 8.648% exceeds APR threshold of 8.140% over by +0.508%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed CA AB 260 Higher-priced mortgage loan test due to APR calculated 8.648% exceeds APR threshold of 8.140% over by +0.508%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
P81392SBGRT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment the subject mortgage is with original lender MERS as nominee for xx. However, it should be with xx.
No active judgments or liens have been found.
1st county taxes of 2022/2023 have been paid in the total amount of xx.
2nd county taxes of 2022/2023 are due in the total amount of xx.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.625%. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per final application, the borrower has been working at xx as an xx for 6 years.
The loan has not been modified since origination.
Post-closing details regarding the foreclosure and bankruptcy have not been found.
Unable to determine the current condition and occupancy of the subject property. No damages has been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.313%  exceeds APR threshold of 5.010%  over By +0.303%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 5.313%  exceeds APR threshold of 5.010%  over By +0.303%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HZO3EMWXWYE	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	No	First		xx	xx	xx/xx/2023	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360		xx/xx/2016	xx/xx/2016		Conventional	ARM		Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable					Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No			36.833%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2016 and was recorded on xx/xx/2016 in the amount of xx in favor of "xx".
The chain of assignments is not completed. The current assignment is with "xx" which was recorded on xx/xx/2021. However, it should be with "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
There are five code violations against the subject property in favor of the xx for the total amount of xx which are due on xx/xx/2023.
The annual utility charges for 2023 are delinquent in the amount of xx which is good through on xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is 6 months delinquent with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2022 and the P&I is xx. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2023, the borrower is 6 months delinquent with the loan and the next due date is xx/xx/2022. The UPB reflected in the payment history is xx.
The loan has not been modified since origination.
As per the BPO report dated xx/xx/2023 located at "xx", the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2022. The foreclosure complaint was filed on xx/xx/2022. The comment dated xx/xx/2022 reveals that the foreclosure sale date was scheduled for xx/xx/2022. However, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. The BK is active.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. The POC (xx) was filed by the creditor "xx" on xx/xx/2022 for the secured claim amount of xx and the amount of arrearage is xx. The Chapter 13 (xx) plan was filed on xx/xx/2022 and confirmed on xx/xx/2023. The borrower shall pay monthly payments of xx for 60 months to the trustee under the Chapter 13 plan. The date of last filing bankruptcy is xx/xx/2023 and bankruptcy is still active.	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information. The Note holder will give notice of this choice."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NZLU8JB8WZ8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	No	Other	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	47.836%	47.836%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Primary	Yes	Yes	No	53.654%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	6.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx in the amount of xx which was recorded on xx/xx/2020 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
There are two HOA liens against the xx in favor of the xx in the total amount of xx which were recorded on xx/xx/2021 and xx/xx/2023.
There is a certificate of tax lien against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2021.
There is a credit card judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2022.
The second installment of county taxes for 2022/2023 is due in the amount of xx on xx/xx/2023. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx with the current interest is 6.875%. The current UPB is xx.
The collection comment dated xx/xx/2023 states the HAF funds were received on xx/xx/2023 in the amount of xx. Hence, the due date is rolled from xx/xx/2022 to xx/xx/2023.
Update
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx with the current interest is 6.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the reason for default is that the borrower's income was impacted by the covid-19 pandemic. The forbearance plan has been approved for 6 months that began from xx/xx/2021 to xx/xx/2022. The collection comment dated xx/xx/2023 states the HAF funds were received on xx/xx/2023 in the amount of xx. Hence, the due date is rolled from xx/xx/2022 to xx/xx/2023. The BPO report (xx) dated xx/xx/2023 states the subject property is owner-occupied and is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The collection comment dated xx/xx/2022 states the loan modification has been approved on xx/xx/2022. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 6.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. There is no deferred or forgiven amount is noted. Tape data do not indicate the latest loan modification. However, the loan modification agreement is missing from loan file.	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Lender's Title Insurance Policy paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Recording Service Fee paid by Borrower: xx
Sub-Escrow Fee paid by Borrower: xx
Title - Sub Escrow Fee 1 paid by Seller: xx
Title - Wire Fee 1 paid by Seller: xx
Title Endorsement Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "Loan failed the homeownership counseling organizations disclosure date test. Loan originator received application on xx/xx/2019, however homeownership document date is xx/xx/2019 which is more than 3 business days from xx/xx/2019.

Loan failed written list of service providers disclosure date test. Loan originator received application on xx/xx/2019, however settlement services provider list date is xx/xx/2019 which is more than 3 business days from xx/xx/2019."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Lender's Title Insurance Policy paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Recording Service Fee paid by Borrower: xx
Sub-Escrow Fee paid by Borrower: xx
Title - Sub Escrow Fee 1 paid by Seller: xx
Title - Wire Fee 1 paid by Seller: xx
Title Endorsement Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.356% exceeds APR threshold of 5.540% over By +1.816%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 7.356% exceeds APR threshold of 5.540% over By +1.816%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* LE/CD Issue date test Fail (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states that if the Index is no longer available, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1LCVGVDAXVP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2021	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	48.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx, in the amount of xx which was recorded on xx/xx/2019. The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx. No active judgments or liens have been found. The second installment of annual county taxes for the year 2022 has been due in the amount of xx.
According to updated title report dated xx/xx/2023, the water and sewer charges are delinquent total in the amount of xx which were due on xx/xx/2023 and xx/xx/2023.

As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 23 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 23 months and next due date is xx/xx/2021. The UPB is xx.
As per comment dated xx/xx/2022, the reason for default is that the borrower's income was impacted by covid-19.
The foreclosure was initiated on xx/xx/2022. The complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2023, the sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was placed on hold due to a bankruptcy filing. The collection comment dated xx/xx/2023 shows new sale date as xx/xx/2023. Further details have not been found.
As per comment dated xx/xx/2023, the borrower filed bankruptcy under chapter-13 with the case#xx on xx/xx/2023. The deadline to file the POC was set for xx/xx/2023. Unable to extract bankruptcy details from PACER.
As per comment dated xx/xx/2022, the subject property is owner-occupied.
No damages have been reported.

Foreclosure Comments:The foreclosure was initiated on xx/xx/2022. The complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2023, the sale has been scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was placed on hold due to a bankruptcy filing. The collection comment dated xx/xx/2023 shows new sale date as xx/xx/2023. Further details have not been found.

Bankruptcy Comments:As per comment dated xx/xx/2023, the borrower filed bankruptcy under chapter-13 with the case#xx on xx/xx/2023. The deadline to file the POC was set for xx/xx/2023.	Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* DU/GUS/AUS has issues or conditions (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

This loan failed the HPML loan type test due to ARMS with an initial period or interest only period less than 7 years."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* LE/CD Issue date test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states that if the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SD4I9844RP8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.850%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	74.074%	74.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	33.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx, FSB, not in its individual Capacity but Solely as Trustee for the xx 2019-2. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022/2023 have been paid in the amount of xx on xx/xx/2022.
The annual installment of utilities charges for 2020 has been delinquent in the amount of xx, which is good through xx/xx/2023.	xx which was applied for due date xx/xx/2021. The current P&I is xx with an interest rate of 8.850%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2023, the borrower is currently delinquent for 19 months and the next due date is xx/xx/2021. The current UPB reflected as per the payment history is xx.
As per the latest BPO report dated xx/xx/2023, which is located at "xx" the subject property is owner occupied and it is in average condition.
As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. As per the comment dated xx/xx/2021, an extended 12 months of forbearance has been approved from xx/xx/2020 to xx/xx/2021.
According to servicing comments, the foreclosure was initiated in the loan in 2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2020. Further details not provided.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2020. The chapter 13 plan was confirmed on xx/xx/2022. The bankruptcy is still active.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated in the loan in 2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2020. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2020. The schedule D (xx) shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by xx, "xx" on xx/xx/2021 for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 plan was confirmed on xx/xx/2022. There is no comment indicating a cram down. The bankruptcy is still active.	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 9.325% exceeds APR threshold of 6.090% over by +3.235%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed MD COMAR higher-priced mortgage loan test due to APR calculated 9.325% exceeds APR threshold of 6.090% over by +3.235%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HKWHLI922BP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2018	xx	Primary	Yes	Yes	No	42.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx. for the amount of xx. The chain of assignment has not been completed. Currently, the assignment is with the "xx". However, it should be with xx. No active liens and judgments have been found against the borrower and subject property. The first, and second installments of county taxes for 2023 are due on xx/xx/2023 in the amount of xx and xx/xx/2023 in the amount of xx. The water/sewer taxes is due on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	According to latest payment history as of xx/xx/2023, the borrower is currently delinquent for 13 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.625%.	Collections Comments:The loan is currently bankruptcy, and the next due date is xx/xx/2022 The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.625%. The loan has not been modified. As per the comment dated xx/xx/2021, the foreclosure was initiated and the foreclosure was placed on hold due to borrower filed bankruptcy. The borrower xx filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2020. As per the BPO report dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx/xx/2021, the foreclosure was initiated and the foreclosure was placed on hold due to borrower filed bankruptcy on xx/xx/2020. No further details found.
Bankruptcy Comments:The borrower xx filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2020, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2020 and the chapter 13 plan was confirmed on xx/xx/2020. The debtor has promised to pay the trustee in the amount of xx for 60 months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of mortgage payment change was filed on xx/xx/2023. The date of last filing is xx/xx/2023.	Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the GSE (xx) HPML loan type test. The loan is a HOEPA "higher-priced mortgage loan"xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q35AIE4Q2AG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.000%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2018	xx	Primary	Yes	Yes	No	14.706%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The second installment of county taxes for 2022/2023 is due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.
As per the deferment agreement (xx) dated xx/xx/2021, the payment deferral has been processed in the total deferred amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2023, the borrower is delinquent for 16 months with the loan. The next due date is xx/xx/2021. The current UPB is xx. The collection comment dated xx/xx/2021 states the reason for default is that the borrower's income was impacted by the covid-19 pandemic. As per the deferment agreement (xx) dated xx/xx/2021, the payment deferral has been processed in the total deferred amount of xx. The BPO report (xx) dated xx/xx/2023 states the subject property is owner-occupied.
As per collection comment dated xx/xx/2023 shows that there is interest on loss draft in the amount of xx. However, there is no information regarding the damage or repairs in the available servicing comments. It is unable to determine whether there is a damage or not and if there is damage then whether it has been repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed the bankruptcy under chapter 7 with case# xx on xx/xx/2020. As per voluntary petition schedule D (xx) shows that the amount of claim is xx and the value of the collateral is xx. Hence, there is no unsecured portion. The bankruptcy was discharged on xx/xx/2022 and terminated on xx/xx/2023.	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.160% exceeds APR threshold of 6.380% over by +0.780%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 7.160% exceeds APR threshold of 6.380% over by +0.780%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states that if the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information. The Note holder will give notice of this choice."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CI077CZQLWW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2022	xx	Yes	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.999%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	43.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of "xx"
There is a break-in assignment from xx to xx, FSB. The current assignment is with xx, FSB. However, it should be with xx.
There is a UCC financing statement lien found against the subject property in favor of "xx" which was recorded on xx/xx/2019.
The annual water charges for 2023 are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is delinquent with the loan for 13 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx(xx) which was applied to the due date of xx/xx/2022. The P&I is xx and the rate of interest is 4.99%. The current UPB reflected in the payment history is xx and the deferred amount is xx.	Collections Comments:The current status of the loan is in litigation.
According to the payment history as of xx/xx/2023, the borrower is delinquent with the loan for 13 months and the next due date is xx/xx/2022. The current UPB reflected in the payment history is xx.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the BPO report dated xx/xx/2023 located at "xx", the subject property is occupied by the owner with good condition. No damage pertaining to the subject property has been found.
The foreclosure was initiated in the year 2022 with the loan. The notice of lis pendens located at "xx"shows that the foreclosure complaint was filed on xx/xx/2022 in favor of "xx" with case#xx and the FC servicer was completed on xx/xx/2022. However, as per servicing comment dated xx/xx/2023, the foreclosure has been put on hold due to AOM. Further details not provided.
As per the comment dated xx/xx/2022, the foreclosure was put on hold due to the litigation. Unable to determine the actual litigation matter from the collection comments. However, the litigation matter is not resolved.
Foreclosure Comments:The foreclosure was initiated in the year 2022 with the loan. The notice of lis pendens located at "xx"shows that the foreclosure complaint was filed on xx/xx/2022 in favor of "xx" with case#xx and the FC servicer was completed on xx/xx/2022. However, as per servicing comment dated xx/xx/2023, the foreclosure has been put on hold due to AOM. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HCG7HXO76PU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.907%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Primary	Yes	Yes	No	4.627%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender the xx in the amount of xx which was recorded on xx/xx/2020.
The chain of assignments has not been completed. Currently, the assignment of mortgage is with xx. However, it should be with xx.
There is a prior civil judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2015.
There is a prior IRS lien against the xx in favor of the xx in the amount of xx which was recorded on xx/xx/2020.
The water taxes are delinquent in the amount of xx which are good through xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is delinquent for 14 months with the loan. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current P&I is xx and PITI is xx. The current UPB is xx. The deferment has been processed from xx/xx/2020 to xx/xx/2021 in the total amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. As per the review of payment history as of xx/xx/2023, the borrower is delinquent for 14 months with the loan. The next due date is xx/xx/2021. The current UPB is xx. The collection comment dated xx/xx/2023 states the reason for default is the curtailment of income due to the borrower's income was impacted by the covid-19 pandemic. The deferment has been processed from xx/xx/2020 to xx/xx/2021 in the total amount of xx. No post-closing bankruptcy or foreclosure activity has been found. The BPO report (xx) dated xx/xx/2023 states the subject property is owner-occupied and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Right of Rescission
Transmittal (xx)	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/2019 and the SOL of 3-years has expired.

This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents.
Subject loan is refinance case, originated on xx/xx/2019 and the SOL of 3-years has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE QM points and fees test due to fees charged: xx fees threshold : xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails qualified mortgage points and fees test due to fees charged xx fees threshold xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RMSXAQVNG1C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	49.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 with lender xx, which was recorded on xx/xx/2019 for the amount of xx. The assignment of the subject mortgage is incomplete as the subject mortgage is currently with "xx" instead of xx.
There is an active UCC lien against the borrower which was recorded on xx/xx/2022 in favor of "xx".
The annual county tax for 2022 has been paid on xx/xx/2022 in the amount of xx.	Review of the payment history as xx/xx/2023 of shows that the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2022 in the amount of xx which was applied on xx/xx/2022 and the next due date is xx/xx/2022. The rate of interest is 7.500% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. A review of the collection comments states that the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2022 in the amount of xx, which was applied on xx/xx/2022 and the next due date is xx/xx/2022. The rate of interest is 7.500% and the current UPB is in the amount of xx. In the available servicing comments, no information about foreclosure, bankruptcy, or damage was found. As per the comment dated xx/xx/2022, the reason for default is decrease in income. As per the comments dated xx/xx/2022, the subject property has been occupied by the owner. As per the comment dated xx/xx/2021, 11 months of deferment were provided to the borrower for the amount of xx. A comment dated xx/xx/2021 shows deferment has been completed and the loan is now current. Deferment agreement located at "xx" was made on xx/xx/2021. The subject property is in "xx" and in xx, and is located at "xx". No information has been found regarding damage in the available servicing comments. As per the servicing comment dated xx/xx/2022, borrower's income was affected by COVID-19, and the reason for default is a decrease in income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3C5A0LHPSEM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	25.610%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the xx, ISAOA.
No assignment has been found. Currently, the mortgage is with lender MERS as nominee for xx, ISAOA.
No active judgments or liens have been found.
1st and 2nd installments combined taxes of 2022 have been paid on xx/xx/2022 & xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.

Update:
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.125%.
No additional payment history has been received.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx, the PITI is xx, and the UPB is xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx as xx for 5 years.
The loan was originated on xx/xx/2021. The covid-19 attestation is located at "xx".

Update:
No additional collection comments have been received.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"		* Cash out purchase (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NCWOMRPSHS6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	39.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
The mortgage is with original lender xx. However, it should be with xx, ISAOA.
There is state tax lien against the xx in favor of xx which was recorded on xx/xx/2022 in the amount of xx.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2021-2022 is due in the total amount of xx on xx/xx/2023.
The first installment of county taxes for 2021-2022, supplemental, is delinquent in the total amount of xx with a good through date of xx/xx/2023.
The loan was originated on xx/xx/2022 and the first payment was due on xx/xx/2022. According to payment history as of xx/xx/2023, the borrower is currently 10 months delinquent, and the next due date was xx/xx/2022. The current P&I is xx with an interest rate of 3.490%. The current UPB is xx.
Update:
xx which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 3.490%. The current UPB reflected in the payment history is xx.
Collections Comments:The loan is in collections and the next due date is xx/xx/2022. The current UPB is xx. No records for foreclosure and bankruptcy have been found.
As per final application, the borrower xx is self-employed. He has been the COO of "xx" for 2.3 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the comment dated xx/xx/2022, the subject property is owner-occupied. As per the comment dated xx/xx/2023, the borrower has been approved for Covid-19 deferral with an effective date of xx/xx/2023, a modified UPB of xx, and a deferred amount of xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2022 to xx/xx/2023.

Update:
No additional collection comments have been received.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan is on forbearance. Further details not available." * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YKOECJAIEPC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	52.780%	52.780%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	46.087%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with xx, which was recorded on xx/xx/2021 in the amount of xx. The chain of assignment is not provided. The subject mortgage is with original lender MERS as nominee for xx, ISAOA. There are no active judgments or liens against borrower/lender. 2nd installment county taxes for 2022 are due in the amount of xx on xx/xx/2023. No prior year delinquent taxes.	Update: xx which was applied for the due date of xx/xx/2023. The UPB is xx.	Collections Comments:The loan is in collections and the next due date is xx/xx/2023. The UPB is xx. According to the collection comment dated xx/xx/2023, the reason for default was that the borrower was on FB plan. No records for foreclosure or bankruptcy have been found. As per the final 1003, the borrower has been working at xx as a xx for 6 years. According to the collection comment dated xx/xx/2022, the borrower is on a covid forbearance plan. The covid-19 attestation is available at "xx". According to the collection comment dated xx/xx/2022, the subject property is owner-occupied. Unable to determine the condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. However, final CD dated xx/xx/2021 reflects points - loan discount fee at xx.
Loan estimate dated xx/xx/2021 reflects appraisal fee at xx. However, final CD dated xx/xx/2021 reflects appraisal fee at xx.
Loan estimate dated xx/xx/2021 does not reflect hybrid E-closing fee. However, final CD dated xx/xx/2021 reflects hybrid E-closing fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx. However, final CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Final Application Incomplete (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9BH4E6KAQHG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	100.000%	100.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	Yes	34.951%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx filed by xx for the fence installation which were recorded on xx/xx/2022 and xx/xx/2022 respectively. However, the amount is not mentioned in the supportive document.
There is a prior security/lien agreement against the subject property for the installation of required improvements made between the prior owner xx, LLC and xx which was recorded on xx/xx/2016.
Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.750%.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as a xx for 5.4 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2022 reflects Transfer Taxes at xx. However, CD dated xx/xx/2022 reflects Transfer Taxes at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed TRID total of payments test. The total of payments is xx. The disclosed total of payments xx under by -xx which is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JMM99EU755V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	50.432%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2017, which recorded on xx/xx/2017 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the borrower has been delinquent for 10 months. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.250%.	Collections Comments:Currently, the loan is in collections.
As per review of the payment history as of xx/xx/2023, the borrower has been delinquent for 10 months. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.250%.
Collection comment dated xx/xx/2022 states that the borrower's income was impacted by Covid-19. Further details not provided.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2ZQY9MPR9CV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	55.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
No active liens and judgments have been found on the updated title report.
The first installment of county taxes for the year 2022 has been paid on xx/xx/2022 in the amount of xx.
The second installment of county taxes for the year 2022 has been paid on xx/xx/2022 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2022 and the next due date is xx/xx/2023. The rate of interest is 4.990% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2022 and the next due date is xx/xx/2023. The rate of interest is 4.990% and the current UPB is in the amount of xx.
No information has been found regarding the foreclosure and or bankruptcy in the available servicing comments.
As per comment dated xx/xx/2022 the subject property has been occupied by the owner and is in average condition.
As per final 1003, the borrower has been working at "xx" as a "xx" for 2 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test and Consummation or Reimbursement Date Validation Test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

This loan has failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test.
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx"	* Compliance Testing (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1EMZW5OFQPT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	35.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with xx, which was recorded on xx/xx/2022 in the amount of xx.
The subject mortgage is with original lender xx.
No active judgments or liens have been found.
The county taxes for 2022 (xx) have been paid in the amount of xx.
The county taxes for 2022 (xx) are due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The P&I is xx and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing, and the next payment was due on xx/xx/2023. The UPB is xx. The loan has not been modified since origination. No post-closing bankruptcy or foreclosure activity has been found. No repairs and damages have been found. Unable to determine the current occupancy from the available comments.
According to the final 1003, the borrower 'xx' has been working at xx as a xx for 20.8 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx fees threshold xx over by +xx.

The below fees were included in the test.

Administration Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflects Points - Loan Discount Fee. However, final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

Loan failed that lender credit cannot decrease test. Initial LE dated xx/xx/2021 reflects non-specific lender credit at xx. However, final CD dated xx/xx/2020 reflects non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged xx fees threshold xx over by +xx.

The below fees were included in the test.

Administration Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan was repurchased due to an EPD. The review of payment history shows that the borrower defaulted on the payment early and initially claimed for Covid-FB. As of now, the borrower has brought the loan current and has been making payments on time."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y8LJXO1VYCS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	Unavailable	41.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual city county and school taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 7.3 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows Freddie Mac repurchased the loan due to a points and fees failure. The seller is saying that they have refunded the borrower the amount of fees that were charged in excess of the points and fees threshold, but not within Freddie's timeline. The Infinity CE report does not fail any Freddie Mac points and fees test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6GZBQENTUBA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	43.951%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
There is no chain of assignment as the subject mortgage is with the original lender "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.500%
Update
As per review of the payment history dated as of xx/xx/2023, the borrower is 1 month delinquent with the loan. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.500%	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.500%.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Information regarding the damage and repair is not available in the latest servicing comments.
As per 1003, the borrower has been the owner of xx for 300 months.
The COVID-19 attestation document is available in the loan file. (xx).
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31NZ8PF13ZM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2014	xx	Secondary	Yes	Yes	No	43.420%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.625%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx as xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.630%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 4.625% and a maturity date of xx/xx/2044. The P&I as per payment history is xx and rate of interest is 4.625%. However, there is a difference in P&I with respect to note. However, the modification agreement is missing from the loan file.	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* Missing or error on the Rate Lock Document (Lvl 2) "xx" * Missing Required Disclosures (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ORQLTQAUJ17	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	30.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage is with original lender xx. No active judgments or liens have been found. The second installment of county taxes for the year 2022 is due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	Complete PH is missing from xx/xx/2022 to xx/xx/2023. As per the seller's tape data, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx

Update
According to a review of the payment history as of xx/xx/2023, the borrower is currently 1 months delinquent on the loan, and the next due date is xx/xx/2023. The last payment was unable to determine and as per tape data P&I of xx and interest rate of 3.75%,. The UPB reflected in the latest payment history is xx.

Collections Comments:The loan is currently performing. As per the seller's tape data, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 8 years.
The complete comment history is missing from xx/xx/2022 to xx/xx/2023.
The post-closing details regarding the foreclosure and bankruptcy have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing Dicsloures Missing DU/GUS/AUS	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BILGGLO5GVX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	77.327%	77.327%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	36.046%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx and was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is UCC lien against the xx in favor of xx. which was recorded on xx/xx/2022.
The county annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to seller's tape data payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for payment is xx/xx/2023. The current P&I is xx with interest rate of 3.375%. The current UPB is xx
According to a review of the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent on the loan, and the next due date is xx/xx/2023. The last payment date was unable to determine, P&I is xx with an interest rate 3.775%.The UPB reflected in the latest payment history is xx.	Collections Comments:The current status of the loan is performing. According to seller's tape data payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for payment is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The current condition of the subject property is not available. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 30 years. The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PNLCGI9U916	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	No	No	21.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2021. There is no chain of assignment as the subject mortgage is with the original lender xx. No active judgments or liens have been found. Annual combined taxes for the year 2022 have been paid. No prior year's delinquent taxes have been found.	The complete payment history is missing from xx/xx/2021 to xx/xx/2023.
As per the seller's tape data, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx
According to a review of the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent on the loan, and the next due date is xx/xx/2023. The last payment date was unable to determine, P&I is xx with an interest rate 3.000%The UPB reflected in the latest payment history is xx.
Collections Comments:The loan is currently performing. As per the seller's tape data, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx since 2003.
The covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The collection comments are missing.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing Initial 1003_Application (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LT531F4XMCQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Mississippi	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	25.823%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The combined annual taxes for 2022 have been paid in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to seller's tape data payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for payment is xx/xx/2023. The current P&I is xx with interest rate of 3.130%. The current UPB is xx
According to a review of the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent on the loan, and the next due date is xx/xx/2023. The last payment date was unable to determine, P&I is xx with an interest rate 3.130%.The UPB reflected in the latest payment history is xx.	Collections Comments:The current status of the loan is performing. According to seller's tape data payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for payment is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The current condition of the subject property is not available. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 49 years. The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that there are issues with the comparables used to support the value. Review of file shows wide range of sales price of the comparables selected. Comps are far superior in terms of GLA and basement feature and adjustments are large in attempt to arrive at value. Value is not supported. Subject valued at xxK. Elevated for client review."	* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8M6TRU3XJBE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	31.429%	31.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	30.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2021 has been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history tape data is xx
According to payment history tape data as of xx/xx/2023, the borrower is 1 month delinquent with the loan and the next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx.
As per the final application, the borrower has been working at xx as an xx for 2 months.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Dicsloures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TNZ0E7GKGJ5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The first, and second installments of town taxes for 2021 have been paid on xx/xx/2022 in the amount of xx and xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.500%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the subject property was damaged due wind on xx/xx/2022. As per the comment dated xx/xx/2022, the loss draft check has been received on xx/xx/2022 in the total amount of xx. However, we are unable to determine whether the repairs have been completed or not.
As per the final application, the borrower has been working at "xx", as a sales and marketing for 16 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx" * Missing Initial LE (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance TRID tolerance test in incomplete due to initial LE is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2022 and 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
D2UI9BEXBDQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	50.463%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There are multiple state tax liens against the xx in favor of the xx in the total amount of xx which were recorded on different dates.
There are multiple civil judgments, credit judgments, child support liens against the xx in favor of xx in the total amount of xx which were recorded on different dates.
There is a prior civil judgment against the borrower in favor of xx. in the amount of xx which was recorded on xx/xx/2017. However, the SSN is not provided on supportive document and property address on lien document is not consistent with the borrower's SSN.
No prior year's delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of P&I xx, which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB is xx
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of P&I xx, which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower "xx" has been working at xx as a xx for 2 years and the co-borrower "xx" has been working at xx as a xx for 4 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of -xx.

Loan failed the TRID total of payments test. Total of payments disclosed on final CD as xx & the calculated total payments as xx for an understated amount of -xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ERMLQP0PVHP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	84.952%	84.952%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.597%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx, with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.
There are two prior state tax liens against the xx in favor of xx, which were recorded on xx/xx/2015 in the total amount of xx.
There are two prior civil judgments in favor of xx, which were recorded on xx/xx/2017 and xx/xx/2017 in the total amount of xx. However, the defendant's middle name/last name, or address do not match the subject borrower or property.
There are two civil judgments in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2022 in the total amount of xx. However, the defendant's middle name, last name, or address do not match the subject borrower or property.
The first county taxes for 2022-2023 have been paid in the amount of xx on xx/xx/2022.
The second county taxes for 2022/2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as a xx for 12.1 years.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed charges that cannot increase 0% tolerance test.
The initial loan estimate dated xx/xx/2021 reflects that the Mortgage Broker Fee as xx. However, final CD dated xx/xx/2021 reflects it as xx.
The initial loan estimate dated xx/xx/2021 does not reflect Appraisal Fee. However, the final CD dated xx/xx/2021 reflects it as xx. This is a cumulative increase in fee of xx for the charges that cannot increase. Valid COC for the increase in fee is missing from the loan file.

2. This loan failed the lender credit that cannot decrease test. Missing a valid COC for a lender credit which was decreased in the amount of xx on the final CD dated xx/xx/2021.

Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was closed as a rate and term refinance. Tape shows that the loan was a cash out refinance. As per Final CD, Cash to close is in the amount of xx. The mortgage insurance was rescinded as a result."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IHSHDCMG8A7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.940%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	31.694%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with original lender xx.
There is a prior civil judgment against the borrower in favor of xx. which was recorded on xx/xx/2016.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023 and next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.940%. The current UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023 and next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.940%. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2022 states the reason for default is an illness of the borrower. No post-closing bankruptcy or foreclosure activity has been found. The collection comment dated xx/xx/2021 states the subject property is owner-occupied. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage and repairs have been found. As per final application, the borrower has been the owner of xx for 213 months. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "As per seller tape the subject loan is ineligible for sale as it appears on the Freddie Mac exclusionary list. Further details not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a lender credit which was decreased in the amount of xx on the final CD dated xx/xx/2021.
The subject loan is a Cash-out & was originated on xx/xx/2021. The SOL for TRID violations is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RAQLZHWW13F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Purchase	102.400%	102.400%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	44.628%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a credit card judgment against the borrower in favor of xx which was recorded on xx/xx/2023.
The combined annual installment taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 2.875%. xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
The collection comment dated xx/xx/2021 states the reason for default is that the borrower's income was impacted by the covid-19 pandemic.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The collection comment dated xx/xx/2022 states the subject property is owner-occupied.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with a P&I of xx and an interest rate of 2.875%. As per payment history, the P&I is xx and interest rate is 2.875%. As per collection xx/xx/2022, the new loan modification documents were received. As per tape data the loan has been modified. However, the modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of xx on final CD dated xx/xx/2019. The initial LE dated xx/xx/2019 has a Credit report fee as xx; however, the final CD dated xx/xx/2019 has a Credit report fee as xx. There is a total fee increase of xx which exceeded the 0% tolerance for non-shoppable fees.
The subject loan is a purchase case & was originated on xx/xx/2019. The SOL is 1 year for xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape provided by the seller shows that the subject loan is a VA uninsured loan. A partial claim was filed before it was recognized the loan was not insured by VA. As a result, the claim was honored, and the second lien was reverted to XXXX as the lien holder."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
G2M12RJNUNZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	54.316%	54.316%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	49.536%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx in favor of xx which was recorded on xx/xx/2020. However, the amount of lien is not mentioned on the supportive document.
There is an active prior mortgage against the subject property in favor of xx for the amount of xx which was recorded on xx/xx/2004.
The first county taxes for 2022/2023 have been paid off in the amount of xx on xx/xx/2022.
The second combined taxes for 2022/2023 have been due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.

Update
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%and P&I is xx.
Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.
As per 1003, borrower has been working at "xx" as a "xx" for 180 months.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Information regarding the damage and repair is not available in the latest servicing comments.
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EBOZ7J3Z0EO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	77.670%	77.670%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	47.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
Currently, the subject mortgage is with original lender xx.
There is an active junior mortgage against the subject property in favor of xx which was recorded on xx/xx/2022 in the amount of xx.
1st installment of county taxes for the year 2022-2023 has been paid in the amount of xx on xx/xx/2022.
2nd installment of county taxes for the year 2022-2023 has been due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current UPB is xx
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.990% and P&I is xx.
Collections Comments:As per the collection comments dated xx/xx/2023, currently the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current UPB is xx. Details regarding active bankruptcy and foreclosure are not found. According to the final 1003, the borrower has been working at xx as a xx for 34 months. Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "As per final title policy, the ownership type is shown as Condominium instead of fee simple. It looks like scrivener error and can be cure by re-issuing of final title policy."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. The Reason for finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year.

Loan failed TILA APR test due to calculated APR 3.165% APR disclosed 2.990% under by -0.175%. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
B8KVFJBRW9H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.940%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	13.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with the original lender xx.
There is one prior credit card judgment against the name xx which is not against the borrower in favor of xx which was recorded on xx/xx/2016 in the amount of xx.
Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.940%. The current UPB is reflected in tape for the amount of xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.940%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:According to the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is reflected in tape for the amount of xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 64 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Appraisal review and tape show that value may not be supported due to bad appraisal practices. Comps in file are from different city and are far superior to subject. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at xx, however, Revised CD dated xx/xx/2021 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
AV7DJOPWNKZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	59.903%	59.903%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	48.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The combined annual taxes for 2022 are due in the amount of xx on xx/xx/2023. No prior year delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. xx which was applied for due date xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the loan final application, the borrower is owner of xx for 5.2 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at xx However, CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Loan failed charges that cannot decrease test due to Revised LE dated xx/xx/2021 reflects Non-specific lender credit at xx. However, final CD dated xx/xx/2021 reflects Non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Foreclosure Rescission Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
035YG7FKP0K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	74.898%	74.898%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	49.424%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 in the amount of xx with xx.
The first city and utilities taxes of 2022 have been paid in the total amount of xx.
The second city and utilities taxes of 2023 are due in the total amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Seller' tape data shows the borrower was unemployed at closing.
As per final application, the borrower has been working at xx as a xx for 2.11 years.
As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx""		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ARSO52IOKJM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	73.333%	73.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	15.471%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is one prior civil judgment against the borrower in favor of xx which was recorded on xx/xx/2021 in the amount of xx.
The first county taxes for 2022/2023 have been paid in the amount of xx on xx/xx/2022.
The second county taxes for 2022/2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as an xx for 8 months.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) xx and comp issues. Comps are far superior as appraisal shows multiple material adjustments in effort to arrive at value. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Loan failed charges that cannot decrease test due to Initial CD dated xx/xx/2021 reflects lender credit at xx. However, final CD dated xx/xx/2021 reflects Non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4OFXAU8FZ3L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	57.895%	57.895%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.897%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
Annual installment combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023, in the amount of xx and was applied to the due date xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected on the tape in the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023 the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per sellers tape date the property occupancy stated as owner occupied.
As per final application, the borrower "xx" has been working at xx a "xx" for 15 years.
The loan was originated on xx/xx/2022, and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IDQO54JL93C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	73.314%	73.314%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.178%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The subject mortgage is with an original lender xx in favor of "xx" which was recorded on xx/xx/2022.
The 2nd installment combined taxes for 2023 are due on xx/xx/2023 in the total amount of xx
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 3.875%. The current UPB reflected in the tape is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023, in the amount of xx and was applied to the due date xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.875%. The current UPB is reflected on the tape in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower's employment details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test due to fees charged xx fees threshold xx over by xx.

The below fees were included in the test:

Credit Monitoring Service paid by Borrower: xx
Flood Determination Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflect Points - Loan Discount Fee at 2,663.00. However, final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 reflects Lender's Title Insurance Policy at xx. However, final CD dated xx/xx/2022 reflects Lender's Title Insurance Policy at xx.
This is a cumulative increase in fee of xxfor charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JU54WDAYSD2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	49.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The second installment county taxes for 2022-2023 are due in the amount of xx on xx/xx/2023.
The second installment county supplemental taxes for 2022-2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied for the due date of xx/xx/2023 and the next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023, in the amount of xx and was applied to the due date xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.750%. The current UPB is reflected on the tape in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx as xx for 2.9 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
O5MRQCKUL8J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	56.547%	56.547%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.967%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There are eight prior state tax liens against the xx in favor of xx in the total amount of xx which were recorded on different dates.
The second installment county taxes for 2022/2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest 12 months servicing comments. No damage or repairs have been found. As per final application, the borrower has been working at xx as a xx for 16 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Lender's Title Insurance Policy paid by Borrower: xx
Notary Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM Points and fees test due to fees charged xx fees threshold xx over by +xx.

The below fees were included in the test:

Lender's Title Insurance Policy paid by Borrower: xx
Notary Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MV84W1KDBQG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	75.362%	75.362%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	49.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No assignment has been found. The subject mortgage is with an original lender "xx".
No active judgments or liens have been found.
The 2nd installment of county taxes for 2022-23 is due in the total amount of xx on xx/xx/2023.
The 2nd installment of other taxes for 2022-23 is due in the total amount of xx on xx/xx/2023.
The 2nd installment of other taxes for 2022-23 is due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of P&I xx with an interest rate of 2.875%, which was applied for the due date of xx/xx/2023. The UPB is xx
According to a review of the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of P&I xx with an interest rate of 2.875%, which was applied for the due date of xx/xx/2023. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
The borrower has been working at xx as a xx for 120 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BRK9V86IFVT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	52.414%	52.414%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	47.316%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There are two prior civil judgments against the borrower in the total amount of xx filed by xx which were recorded on xx/xx/2017 and xx/xx/2019.
1st and 2nd installment county taxes of 2022/2023 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.99%. The current UPB is of xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.99%. The current UPB is of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is of xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage and repairs have been found. As per the final loan application, the borrower has been working at xx as an xx for 9 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79NJIN7WBUQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	76.852%	76.852%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	27.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the subject mortgage is with an original lender xx.
The 1st, 2nd, and 3rd installments combined taxes for 2023 have been paid in the total amount of xx on xx/xx/2022, xx/xx/2022 & xx/xx/2023 respectively.
The 4th installment combined taxes for 2023 are due on xx/xx/2023 in the total amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes P&I xx with an interest rate of 3.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes P&I xx with an interest rate of 3.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.
Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 1 year.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OILID9B2SQJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	33.696%	33.696%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	44.785%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the subject mortgage is with the original lender xx in the favor of "xx" which was recorded on xx/xx/2023. However, the amount of the lien is not mentioned on the supportive document.
The 1st installment of county taxes for 2022/2023 has been paid in the amount of xx on xx/xx/2022.
The 2nd installment of county taxes for 2022/2023 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of P&I xx with an interest rate of 3.875%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of P&I xx with an interest rate of 3.875%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.
Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
The borrower has been the owner of  xx since xx/xx/2010.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Closing_Disclosure violations (Lvl 3)     "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Notary Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certi Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Notary Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certi Fee paid by Borrower: xx
																																																																																							Title Courier Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CTXTSWMZXNW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	72.964%	72.964%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	40.475%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with original lender xx.
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for the year of 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower is working at xx as an xx for 9 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Transfer Taxes at xx. However, CD dated xx/xx/2021 reflects Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Lender's Title Insurance Policy at xx. However, CD dated xx/xx/2021 reflects Lender's Title Insurance Policy at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Lender insurance service provider is an affiliate of lender.
Loan failed charges that in total cannot increase more than 10% test. Loan estimated dated xx/xx/2021 reflects recording fee at xx. However, CD dated xx/xx/2021 reflects recording fee at xx. This is an increase of xx for charges that cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NFYAVLLRZBY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	93.527%	93.527%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	43.137%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the subject mortgage is with an original lender xx and judgments have been found against the borrower and the property.
The annual combined taxes for 2022 taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes P&I xx with an interest rate of 2.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes P&I xx with an interest rate of 2.99%, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history tape data is xx.
Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower is retired.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial LE	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
S7FXEB30P71	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	78.699%	78.699%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	54.912%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
The first county taxes for 2022 have been paid off in the amount of xx on xx/xx/2022.
The second county taxes for 2022 have been due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.375%.
Updated
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.375%.
Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.375%.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Information regarding the damage and repair is not available in the latest servicing comments.
As per 1003, borrower has been working at "xx" as a "xx" for 15 months.
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7U7EECPJMK6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	40.368%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx". The chain of the assignments has not been provided. However, the current assignment is with an original lender, "xx". No active judgments or liens were found. The combined annual taxes for the year 2022 have been paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.990%. xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx.
Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final application, the borrower has been working at xx as a xx for 3 years.
No comments have been found stating the borrower's income was impacted by COVID-19.
The loan was originated on xx/xx/2021. However, the COVID-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. The tape shows an undisclosed lien in the name of the seller on the subject property. Our loan defaulted to the second lien. The title commitment showed free and clear, and the lien matched the name of the seller. We have been unsuccessful in contacting the title company or closing agent to confirm if the lien was paid off."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3UBG4UFWRIS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	76.250%	76.250%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	31.432%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The second installment county taxes for 2022/2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The property inspection report (xx) dated xx/xx/2023 states the subject property is in average condition with no repairs noted. As per final application, the borrower has been working at xx as a xx for 5 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx with a rate of interest of 3.250% and a maturity date of xx/xx/2051. The current P&I as per payment history is xx and the current rate of interest is unable to be determined. However, there is a reduction in P&I with respect to note data. The collection comment dated xx/xx/2022 states the modification agreement has been signed and the first payment due date is xx/xx/2022. However, the loan modification agreement is missing from the loan file.	Appraisal (xx) Hazard Insurance Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
159XOTRTCNO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	42.336%	42.336%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	34.557%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There are 2 active mortgages which were recorded prior to the subject mortgage in favor of xx.
The first prior mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with in book#xx at page#xx in the amount of xx with xx.
The second prior mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with in book#xx at page#xx in the amount of xx with xx.
Annual county taxes of 2022/2023 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as a xx for 6 months.
As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31CVMHL4QIR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	74.966%	74.966%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.750%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found against the borrower or the subject property.
The annual combined taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023 the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.990%. The current UPB reflected in the payment history is xx
According to the payment history as of xx/xx/2023 the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.990%. The current UPB reflected in the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023 the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the foreclosure proceedings.
No information has been found related to damage or repairs.
No comments have been found stating the borrower's income impacted by Covid-19.
The reason for default is unable to be determined.
As per seller's tape, the property occupancy is owner-occupied.
As per final application, the borrower "xx" has been working at "xx" as an "xx" for 17 years 8 months.
The loan was originated on xx/xx/2022. However, covid-19 attestation document is missing from the loan file.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E8NYU90VU7J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	46.078%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The first installments of county taxes for the year 2022/2023 have been paid in the amount of xx on xx/xx/2022.
The second installments of county taxes for the year 2022/2023 are due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.990%.
Updated
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.990%.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.990%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy is unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a generic default value for 22 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Closing_Disclosure violations (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZGX36GJC7LM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	49.279%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
There is no chain of assignment as the subject mortgage is with the original lender "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined taxes for 2021 have been paid in the amount of xx on xx/xx/2022.
The combined taxes for 2022 have been due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at "xx" for 5.2.years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7FHDHU6H9NX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	72.193%	72.193%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	47.227%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. The subject mortgage is with an original lender "xx".
No active liens and judgments have been found against the borrower and the property.
The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 4.250%. xx which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 4.250%. The current UPB reflected in the tape is xx.
Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found. As per the final application, the borrower has been working at xx as an xx for 7 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YF51JE54J91	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	47.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
Combined 1st and 2nd installment taxes of 2022 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB is xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage and repairs have been found.
As per final loan application, the borrower has been the owner of xx for 10 years.
The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ETTV4JIX3MK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	63.182%	63.182%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	45.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
The 2nd installment county taxes of the year 2022/2023 are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx ad PITI is xx. The UPB is xx
Updated
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx ad PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower have been working at xx as a blank assistant 3 for 7.4 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported. Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx exceeds fees threshold of xx Over by +xx.
 The below fees were included in the test:
 Mortgage Broker Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Appraisal Fee. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Mortgage Broker Fee at xx. However, CD dated xx/xx/2022 reflects Mortgage Broker Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

Loan failed charges that cannot decrease test. Initial LE dated xx/xx/2021 reflects Non-specific lender credit at xx. However, Final CD dated xx/xx/2022 reflects Non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
 The below fees were included in the test:
 Mortgage Broker Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36REWM6AIH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	48.195%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
There is no chain of assignment as the subject mortgage is with original lender "xx".
The updated title dated xx/xx/2023 shows there is an active mortgage prior to the subject Mortgage, in favor of xx. recorded on xx/xx/2007 for the amount of xx.
The water charges are delinquent in the amount of xx, which are good through xx/xx/2023.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower is owner of xx from 2006.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported. Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LZVRVEJ98OI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	72.286%	72.286%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.604%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
There is no chain of assignment. The subject mortgage is with the original lender "xx"
No active judgments/liens have been found against the borrower/subject property.
Combined taxes for 2022 have been paid off in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.375%.
Updated
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.375%.
Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per 1003, borrower has been working at "xx" as a "xx" for 36 months.
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7FWCZMV9RW7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.940%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	89.905%	89.905%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	31.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.940%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.940%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as xx for 5.9 years.
As per the comment dated xx/xx/2023, the borrower filed a claim for water damage in the amount of xx. The subject property was damaged due to water, and the date of loss is xx/xx/2022. As per the comment dated xx/xx/2023, the borrower received a claim check in the amount of xx with check# 052011640-0001.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows value not supported due to bad appraisal practices. All of the comps in file are far superior to subject. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0CDS77XUCB8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	58.543%	58.543%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	46.141%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
There is no chain of assignment as the subject mortgage is with the original lender xx in the amount of xx which was recorded on xx/xx/2021 in favor of xx.
The first county taxes for 2022/2023 have been paid off in the amount of xx on xx/xx/2022.
The second county taxes for 2022/2023 have been paid off in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.
Updated
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.
Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Information regarding the damage and repair is not available in the latest servicing comments.
As per 1003, borrower has been working at "xx" as a "xx" for 348 months.
Information on the foreclosure proceedings is not available.
Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW is missing from the loan document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OMLC5LOYBOP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	78.333%	78.333%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	37.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as an xx for 4.2 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows, Property value is unsupported due to bad appraisal practices. Comps are far superior and adjustments are large in attempt to arrive at value. Subject valued at xxK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.
																																																																																								Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TJZRX4D0N0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	Yes	25.691%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
Annual combined taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as an xx for 2 months.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. However, final CD dated xx/xx/2022 reflects points - loan discount fee at xx.
Loan estimate dated xx/xx/2022 reflects appraisal fee at xx. However, final CD dated xx/xx/2022 reflects appraisal fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1L3AVJ16HRC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	44.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the subject mortgage is with an original lender "xx".
No active judgments or liens have been found.
Annual county taxes for the year 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.875%. The current UPB reflected in tape is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.875%. The current UPB reflected in tape is xx.
Collections Comments:The subject loan is performing. Review of the collection comments states that the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in tape is xx.
No information has been found regarding the bankruptcy in the available servicing comments.
No information has been found regarding the foreclosure in the available servicing comments.
No information has been found regarding the current occupancy in the available servicing comments.
No information has been found regarding the COVID-19 in the available servicing comments.
No information has been found regarding the damage or repairs in the available servicing comments.
As per final 1003 the borrower has been working at "xx" as a "xx" for 192 months.
The loan was originated on xx/xx/2022 and the covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YFKDHLSHVUM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	44.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx.
The annual water charges of the year 2023 have been delinquent in the amount of xx which were due on xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been the owner of xx since 2013.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported. Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FD64OHB6H8K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	37.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. The subject mortgage is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
The annual water/sewer charges for 2023 are delinquent in the total amount of xx which were good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 4.875%. The current UPB reflected in the tape is xx
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 4.875%. The current UPB reflected in the tape is xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx for 5 months. However, the position is unspecified.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UH96VJUI2TU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.690%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	30.130%	30.130%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.951%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The first and second county taxes for 2022/2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.690%. The current UPB reflected as per the payment history is xx
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.690%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been president of xx for 25.1 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1) Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

2) Loan failed charges that cannot decrease test due to Initial LE dated xx/xx/2022 reflects Non-specific lender credit at xx. However, Final CD dated xx/xx/2022 reflects Non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
R4QCI3Z5YLY	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	Unavailable	Unavailable	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	No	Not Applicable	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx.
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments and liens have been found.
Annual utility taxes for 2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.

2. xx.
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments and liens have been found.
Annual utility taxes for 2023 are delinquent in the amount of xx which are good through xx/xx/2023.

3. xx
Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The chain of assignment has been completed. The last assignment is made with xx which was recorded on xx/xx/2022.
No active judgments and liens have been found.
Annual utility charges for 2022 are delinquent in the amount of xx which are good through xx/xx/2023.

4. xx.
Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The chain of assignment has been completed. The last assignment is made with xx which was recorded on xx/xx/2022.
No active judgments and liens have been found.
Annual utility taxes for 2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.

5. xx.
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
Annual utility taxes for 2022 are delinquent in the amount of xx which are good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 4.375%. The current UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.375%.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate HUD-1 Closing Statement	xx	3: Curable	* Assets Verification (Lvl 3) "Loan file is documented with total asset balance in the amount of xx. Tape defect reflects zero assets, zero PITIA reserves. Final closing disclosure and/or HUD settlement is missing in the loan file to validate CTC requirement. Elevated for client review."
* Hazard Insurance Coverage less than Loan Amount (Lvl 3)     "Hazard insurance is missing for the below-listed property address.

1. xx
2. xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "Flood certificate is missing for the below listed properties:

1. xx
2. xx
3. xx
4. xx
5. xx"	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GZSVCSQSIKM	xx	xx	xx	xx	xx	Not Applicable	xx	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the "xx" which was recorded on xx/xx/2021.
No active liens and judgments have been found against the borrower and subject property.
The first and second installments county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx and xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.625%.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.625%. The loan has not been modified. The foreclosure was not initiated. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working at "xx", as a HR director for 72 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "xx"xx". Subject transaction is DSCR program. No income document submitted in the loan file. Elevated for client review."	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YZ9QVT793PB	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	PurXXXX	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	No	Not Applicable	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Property address: - xx, Unit 2, xx, FL
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

Property address: - xx, Unit 3, xx, FL
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

Property address: - xx, Unit 2, xx, FL
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.375%.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
 As per the final application, the borrower has been active U.S. Army for 19 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing Flood Certificate Missing Dicsloures	xx	3: Curable	* Assets are not sufficient to close (Lvl 3) "Tape shows, aged & insufficient assets. Review of the loan file shows, assets are not sufficient to cover the reserve requirement. Available assets are xx, and cash to close requirement is in the amount of xx. Hence, asset is falling short by xx. Provide an additional asset to fulfill the "cash from borrower"xx"
* Automated Appraisal Review Missing (Lvl 3)     "Provide an additional CDA or appraisal risk review for the following properties as it is required by the guidelines.

xx unit 2,XXXX XXXX,FL -XXXX.
xx unit 3,XXXX XXXX,FL -XXXX.
xx unit 2,XXXX XXXX,FL-XXXX."
* Missing flood cert (Lvl 3)     "Provide flood certificate for the following properties as it is missing from the loan file.

xx unit 2,XXXX XXXX,FL -XXXX
xx unit 3,XXXX XXXX,FL -XXXX
xx unit 2,XXXX XXXX,FL-XXXX"
* Missing Required Disclosures (Lvl 3) "Tape defect shows, Missing Operating Agreement. Subject transaction is purXXXX and loan file is missing operating agreement to validate signing authority on purXXXX agreement. Elevated for client review."	Value: Date: Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MBXRMNP3THU	xx	xx			xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First		xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360		xx/xx/2021	xx/xx/2021		Conventional	Fixed		Cash Out	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	No	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1. xx-
As per the updated title report xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in favor of xx. in the amount of xx.
The chain of assignments has been completed. The current assignment is with the original lender.
No active liens and judgments have been found.
The utility taxes for 2023 are due in the amount of xx

2. xx-
As per the updated title report xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in favor of xx. in the amount of xx.
The chain of assignments has been completed. The current assignment is with the original lender.
No active liens and judgments have been found.
The utility taxes for 2022-23 have been delinquent in the amount of xx.

3. xx-
As per the updated title report xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in favor of xx. in the amount of xx.
The chain of assignments has been completed. The current assignment is with the original lender.
No active liens and judgments have been found.
The annual utility taxes for 2022 have been past due in the amount of xx.

4. xx-
As per the updated title report xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in favor of xx. in the amount of xx.
The chain of assignments has been completed. The current assignment is with the original lender.
No active liens and judgments have been found.
The annual utility taxes for 2022 have been delinquent in the amount of xx which were due on xx/xx/2023 and good through xx/xx/2023.

5. xx-
As per the updated title report xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in favor of xx. in the amount of xx.
The chain of assignments has been completed. The current assignment is with the original lender.
No active liens and judgments have been found.
The annual utility taxes for 2023 have been delinquent in the amount of xx which were due on xx/xx/2023 and good through xx/xx/2023.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.625%.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The borrower has been working as a xx for 6 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported. The occupancy of the subject property is not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	1: Acceptable	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9L139FBD93Q	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	54.000%	54.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	No	Not Applicable	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx.
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx xx, xx in the amount of xx which was recorded on xx/xx/2022 with xx.
The chain of assignment has been completed. The last assignment is made with xx.
No active judgments or liens have been found against the borrower/subject property.
The second installment of combined taxes for 2022 is due on xx/xx/2023 in the amount of xx. No prior year delinquent taxes have been found.

2. xx
Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
There is an active prior mortgage in the amount of xx which was recorded on xx/xx/2005 in favor of "xx".
No active liens and judgments have been found on the updated title report.
The annual combined tax for the year 2023 has been paid on xx/xx/2023 in the amount of xx.
The annual combined tax for the year 2023 is due on xx/xx/2023 in the amount of xx.

3. xx, Bellport?, NY11713
Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
There is an active prior mortgage in the amount of xx which was recorded on xx/xx/2006 in favor of "xx".
No active liens and judgments have been found on the updated title report.
The first installment of combined tax for the year 2023 has been paid on xx/xx/2023 in the amount of xx.
The second installment of combined tax for the year 2023 is due on xx/xx/2023 in the amount of xx.
Review of the payment history shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The rate of interest is 3.625% and the current UPB is in the amount of xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.625%.	Collections Comments:The subject loan is performing.
Review of the collection comments states that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The rate of interest is 3.625% and the current UPB is in the amount of xx.
No information have been found regarding the foreclosure, bankruptcy, damage, RFD, and current occupancy in the available servicing comments.
No information has been found regarding covid-19 in the available servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing Flood Certificate Missing Dicsloures	xx	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "Second valuation missing for the below properties:

1. xx
2. xx
3. xx"
* Hazard Insurance (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "Flood certificate is missing for the below property

1. xx
2. xx
3. xx"
* Missing Required Disclosures (Lvl 3) "Tape shows, missing release price breakdown; missing operating agreement; missing lease. Review of the loan file shows, release price breakdown and operating agreement is missing from the loan file. Lease is documented in loan file for all collateral property."	Value: Date: Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KY90XVX0863	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx, together with its successors and assigns.
There is no chain of assignment. Currently, the mortgage is with original lender xx, together with its successors and assigns.
No active judgments or liens have been found.
The first and second installments of city and combined taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.000%.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details from collection comments, and the final application is missing.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Letter of Explanation Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx" * Letter of explanation needed for the file (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:1
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:1
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NCIH23K551I	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	60.000%	60.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	No	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx a Delaware corporation for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx.
The annual utilities taxes for 2023 are due on xx/xx/2023 in the amount of xx.
The water/sewer taxes are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
2. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx a Delaware corporation for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx.
The annual utilities taxes for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
3. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx a Delaware corporation for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
The annul utilities taxes for 2022 are delinquent on xx/xx/2023 in the amount of xx which were good through xx/xx/2023.
4. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
5. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx, Delaware Corporation for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
6. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
7. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
The annual utilities taxes for 2022 are delinquent on xx/xx/2023 in the amount of xx which were good through xx/xx/2023.
8. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx.
The annual utilities taxes for 2023 are due on xx/xx/2023 in the amount of xx.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.625%.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.625%. The loan has not been modified. The foreclosure was not initiated. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing	xx	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "Lending guide requires 2 full appraisal if the subject loan amount is > xx. Subject original loan amount is xx. Require 2nd full interior/exterior independent appraisals for following properties
xx, XXXX MD
xx, xx, MD
xx, XXXX MD
XXXX XXXX MD
xx XXXX, MD
xx< XXXX MD
xx, xx, MD
xx, XXXX , MD"	Value: Date: Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RZDFRLVWFSW	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	Unavailable	Unavailable	Conventional	Fixed	Purchase	79.001%	79.001%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	No	Not Applicable	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx
As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2022 for the amount of xx.
No assignment has been found. The subject mortgage is currently with the original lender"xx".
There is an active prior mortgage against the property in the amount of xx which was recorded on xx/xx/2021 in favor of "xx". As per the document located at "xx" the prior mortgage has been partially released on xx/xx/2021 and recorded on xx/xx/2021.
No active liens and judgments have been found.
The annual county taxes for 2022-23 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

2. xx
As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2022 for the amount of xx.
No assignment has been found. The subject mortgage is currently with the original lender "xx".
No active liens and judgments have been found.
The annual utility charges for 2022 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

3. xx
As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2022 for the amount of xx.
No assignment has been found. The subject mortgage is currently with the original lender "xx".
No active liens and judgments have been found.
The annual utility charges for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

4. xx
As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 with lender xx. which was recorded on xx/xx/2022 for the amount of xx.
No assignment has been found. The subject mortgage is currently with the original lender "xx".
No active liens and judgments have been found.
The annual utility charges for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

5. xx
As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 with lender xx. a Delaware corporation which was recorded on xx/xx/2022 for the amount of xx.
No assignment has been found. The subject mortgage is currently with the original lender "xx".
No active liens and judgments have been found.
The annual utility charges for 2023 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 4.375%. The current UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.375%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower has been the owner of xx for 72 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing Flood Certificate HUD-1 Closing Statement	xx	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "Secondary valuation missing on the below property:

1. xx
2. xx
3. xx
4. xx
5. xx

Not Resolved - Provide secondary valuation (xx) as it is missing in the file."
* Hazard Insurance Coverage less than Loan Amount (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "Flood cert is missing on the  below properties:

1. xx
2. xx
3. xx
4. xx
5. xx"	Value: Date: Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K91KL4WYZ3Q	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx a Florida Corporation for the amount of xx.
The chain of assignment is not completed. Currently, the assignment is with "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 5.00%. The current UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.000%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
Unable to determine the borrower's employment details as the final 1003 is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Dicsloures Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Borrower Identity Missing (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Tape defect reflects Seller fallout. No additional details/information provided. Unable to validate. Elevated for client review."
* Required Documentation Missing or Incomplete  (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PPSHQKITDCC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	39.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with original lender xx
Annual county taxes of the year 2022 have been paid in the amount of xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.500%. The UPB is xx.
Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified since origination.
The borrower's employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found. Unable to determine the occupancy of the subject property.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Compliance Testing (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fee first lien test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed GSE (xx) QM APR test threshold test due to APR calculated 6.716% exceeds APR threshold of 6.170% exceed by 0.546%."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 6.716% exceeds APR threshold of 6.170% over by +0.546%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.716% exceeds APR threshold of 5.420% over by +1.296%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4FOYDZ2OD6O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	29.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
There is a UCC judgment against the borrower in favor of xx recorded on xx/xx/2022.
The combined annual taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.875%.

Update
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and the interest rate is 6.875%. The unpaid principal balance is xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage on the subject property has been observed.
The employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BZHREGOES23	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.233%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The first installments of county taxes for the year 2022 have been paid in the amount of xx on xx/xx/2023.
The second installments of county taxes for the year 2022 are due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.500%.

Update
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and the interest rate is 5.500%. The unpaid principal balance is xx.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a design for 99 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* CLTV exceeds guidelines (Lvl 4) "xx"
* Occupancy concerns -  (Lvl 4)     "The subject originated as OO. Tape shows occupancy misrepresentation. BWR lives in xx, IN and subject is in xx, CO. Further details not provided. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3P3USGNG7A4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	4.750%	360	xx/xx/2017	xx/xx/2017	VA	Fixed	Purchase	103.300%	103.300%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.

The chain of assignment is incomplete. Currently, the assignment is with xx; however, it should be with xx.

There are 2 active HOA liens against the xx in favor of xx, which were recorded on xx/xx/2019 and xx/xx/2021 in the total amount of xx.

The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.

No prior year's delinquent taxes have been found.
xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case# xx on xx/xx/2020. The chapter 13 (xx) plan was filed on xx/xx/2020 and confirmed on xx/xx/2020. The bankruptcy is still active.
As per the document located at "xx", the foreclosure was initiated on the loan in 2019. The complaint was filed on xx/xx/2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2020.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the document located at "xx", the foreclosure was initiated on the loan in 2019. The complaint was filed on xx/xx/2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2020. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case# xx on xx/xx/2020. The POC (xx) was filed by the creditor "xx" on xx/xx/2020 for the secured claim amount of xx and the amount of arrearage is xx. The voluntary petition, schedule D (xx) shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The chapter 13 (xx) plan was filed on xx/xx/2020 and confirmed on xx/xx/2020. The bankruptcy is still active.	Not Applicable	Affiliated Business Disclosure
Credit Application
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing Required Disclosures
Mortgage Insurance	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HZEBL9HQH1J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	Yes	38.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in favor of xx for xx in the amount of xx.
The chain of assignments is not completed. The subject mortgage is with the original lender, xx. However, it should be with xx.
No active liens or judgments have been found.
Annual county taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per 1003, the borrower has been working at xx as a xx for 4 months.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject property is a low rise condo. The tape shows the loan was repurchased because the HOA was not able to provide an engineering report. Subject is in XX NC in the region and right on the ocean and per appraisal suffers from significant beach erosion and has sand bags to protect the buildings, some of which have washed away over the years. Pictures in file show sandbags. Further details not provided. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QTVYXT5LS8J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	38.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx in the amount of xx which recorded on xx/xx/2020.
The chain of assignment has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2023 has been due in the amount of xx.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 30 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2020. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 31 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2020. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 30 months and next due date is xx/xx/2020. The UPB is xx.
As per the comment dated xx/xx/2022, the reason for default is that the borrower was laid off from work. The servicer has provided a 21-month forbearance plan to the borrower, which ended on xx/xx/2022.
As per comment dated xx/xx/2022, the modification was cancelled.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2023, the subject property is non-owner occupied.
As per the appraisal report located at "xx", page 472, dated xx/xx/2020, the appraisal is subject to repairs of multiple items. The roof of the property was leaking. The appearance of a mold-like substance has been noted in the bathroom and bedroom. The collection comments do not reflect any details regarding the damage and repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
R4YCUGNTBZI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	Other	xx	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	93.435%	93.435%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.627%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. However, the current mortgage is with the original lender "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2022 which was recorded on xx/xx/2022 with the instrument | xx# 12592 / 391.
There is an HOA lien found against the borrower's other property(xx) in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
There are two active prior civil judgments found against the borrower in favor of "xx" in the total amount of xx which were recorded on xx/xx/2021, and xx/xx/2022 respectively.
There is a code violation against the subject property in favor of xx with case#xx and case type is building code violation.
The annual county taxes for 2022/2023 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. Unable to determine the last transaction details. As per the tape data, the monthly P&I is xx and the current interest rate is 5.990%. The current UPB reflected in the payment history is xx. The borrower made the principal curtailment for the amount of xx. However, the principal curtailment amount matches the MI premium amount.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. Unable to determine the last transaction details. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 89 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is ineligible for a second FHA Loan. The subject loan closed on first lien and the transaction is purchase of a primary property. The final title policy does not reflect any second FHA loan open and active."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Z6EBYIGEH89	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	72.041%	72.041%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.938%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The subject mortgage is with the original lender xx in favor of "xx" which was recorded on xx/xx/2022.
There are 4 prior judgments found against the subject borrower in the total amount of xx filed by xx which were recorded on different dates.
There is a prior notice of commencement found against the subject property in favor of xx for "xx" which was recorded on xx/xx/2022. However, the amount of the lien is not mentioned in the supportive document.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 3.25%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found in the available servicing comments.
 As per the final application, the borrower has been working at xx as an xx for 108 months.
The loan was originated on xx/xx/2022 and the Covid-19 attestation document is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1I88YB1QAIM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	39.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. The current assignment is with "xx" which was recorded on xx/xx/2021; however, it should be with "xx".
No active judgments and liens have found.
Annual county taxes for 2021-2022 have been made partially.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The monthly P&I is xx and the rate of interest rate is 3.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found in the available servicing comments.
As per the comment dated xx/xx/2022, the subject property is located in a FEMA disaster area due to ME Storms(xx) which started on xx/xx/2022 and ended on xx/xx/2022. However, no damage pertaining to the subject property has been found.
 As per the final application, the borrower has been working at xx as a xx for 72 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation document is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is not eligible for sale as single wide manufactured need to be in PUD or Condo for sale to FHLMC and age of home is beyond FNMA regulation. Further details are not available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SVMLN1VBQ6F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	58.333%	58.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	21.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. The mortgage is with the original lender "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2020.
No active judgments and liens have been found.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination. However, as per the seller's tape data, the FB/TPP date is xx/xx/2022. Further details not found.
No evidence related to the current condition of the subject property has been found. No damage pertaining to the subject property has been found. As per the comment dated xx/xx/2023, the subject property is occupied by the owner.
As per the final application, the borrower "xx" has been working at "xx" as a "xx" for 24 months.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WO4NCX6WFJH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2009	xx/xx/2009	FHA	ARM	Refinance	100.000%	100.000%	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.000%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009, in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is one UCC finance statement against the borrower in favor of xx, which was recorded on xx/xx/2018. However, the amount of the lien was not mentioned on the attached document.
The first, third and fourth combined taxes for 2022-2023 have been paid in the total amount of xx.
The second combined taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	According to payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. However, unable to determine the date of the last payment received. The current P&I is xx with an interest rate of 4.000%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx.
As per latest BPO report dated xx/xx/2021, which is located at "xx", the subject property is owner occupied and it is in average condition.
No details pertaining to the damage on the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx, and the lender agrees to forgive xx. The borrower promises to pay xx monthly with a modified interest rate of 4.000% beginning from xx/xx/2022 with a maturity date of xx/xx/2057. The modification does not have a balloon provision. The loan has been modified twice since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is an FHA. However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BFE4GJ6LPBT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	91.070%	91.070%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	49.163%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx are 3 prior civil judgments in favor of xx, which were recorded on different dates, in the total amount of xx. However, the defendant's middle name does not match the subject borrower.
There is one civil judgment in favor of xx, which was recorded on xx/xx/2021, in the amount of xx. However, the defendant's middle name does not match the subject borrower.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been retired.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock		4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Missing Initial Closing Disclosure (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K7UWWPBJ119	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	94.866%	94.866%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	44.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx in the amount of xx which recorded on xx/xx/2020.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
Annual combined taxes for the year 2022 have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 9.5 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is not available.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2020 and the SOL of 1 year has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"xx/xx"xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KJFLL30NJPI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	32.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens and judgments have been found against the borrower and subject property.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a foreign service officer generalist for 16 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx""	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
P8SW1SZE2YE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.272%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2023.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The combined annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The current condition of the subject property is not available. No damage or repairs have been found. As per the final loan application, the borrower has been working at 1099/Dancer as dancer for 7 years and 10 months. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6NXXAJU9K51	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.038%	85.038%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	44.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx, with xx.
There is no chain of assignment. Currently, the mortgage is with the original lender, xx. However, it should be with xx.
No active judgements or liens have been found against the borrower or property.
The first and second installments of county taxes for 2023 are due in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 2.7 years.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
POUI9BN5NRA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	36.667%	36.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working as a teacher at "xx" for 3.1 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ERL9XEMXF7J	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	65.584%	65.584%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	24.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There are 3 prior active mortgages against the subject property, as follows:
1) A prior mortgage was recorded against the property in favor of The xx in the amount of xx which was recorded on xx/xx/2003.
The partial release document recorded on xx/xx/2003, located at "xx", states that the mortgage recorded on xx/xx/2003 has been fully paid, satisfied, or discharged. However, UT still shows this mortgage as open.
2) A prior mortgage was recorded against the property in favor of The xx in the amount of xx which was recorded on xx/xx/2012.
3) There was a prior mortgage against the property in favor of The xx in the amount of xx which was recorded on xx/xx/2014.
The annual county taxes for 2022 have been paid in the total amount of $ xx.
No prior year's delinquent taxes have been found.
xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 29.1 years.
The seller's tape data shows borrower had declining income.
The covid-19 attestation is available in loan file located at "xx".
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KBOQEV4ICPJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	55.281%	55.281%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	20.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens and judgments have been found against the borrower and subject property.
The first installment of town taxes for 2023 has been paid on xx/xx/2023 in the amount of xx.
The second installment of town taxes for 2023 is due on xx/xx/2023 in the amount of xx.
The first, second, third, and fourth installments of town taxes for 2022 have been paid on xx/xx/2023 in the amount of xx, xx/xx/2022 in the amount of xx, xx/xx/2022 in the amount of xx and xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is currently delinquent for 5 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%.	Collections Comments:The loan is currently collection, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test.
The below fees were included in the test:
Title Closing Protection Letter paid by Borrower: xx
Title Flood Certificate paid by Borrower: xx
Title Payoff Process Fee paid by Borrower: xx
Title Transaction Management Fee paid by Borrower: xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown, as the fee itemization is missing.

TILA Rescission finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown, as the fee itemization is missing.
																																																																																								Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AD52C6FNLDG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	31.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 3.380%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0RF80QUWM7Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Unavailable	30.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	Yes	40.415%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 with the lender xx. in the amount of xx which was recorded on xx/xx/2017.
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2023.
No active judgments or liens have been found against the borrower/subject property.
The county annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the borrower's income was impacted by the covid-19 pandemic. The forbearance has been approved for 18 months. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrowers xx and Wells Fargo Bank, xx on xx/xx/2022. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2062.	Affiliated Business Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "The list of the settlement services provider is missing from the loan documents.
 Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
H3I9980VP2O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	94.956%	94.956%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	44.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx in the amount of xx which was recorded on xx/xx/2020. The chain of assignments has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. The second installment of combined taxes for 2022 is due in the amount of xx.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 10 months.
As per the comment dated xx/xx/2022, the balloon deferment was provided to the borrower, and the total deferred amount is xx. As a result of the deferment, the due date was changed from xx/xx/2021 to xx/xx/2022. As per PH, the deferred amount was adjusted in the UPB on xx/xx/2022, and the UPB was increased from xx to xx. However, on the same date, the borrower made a principal payment of xx, and UPB was decreased to xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DTL9OWKDS5L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	38.245%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.625%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022/2023 has been paid in the amount of xx.
The second installment of county taxes for 2022/2023 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.625%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The modification agreement was made between the lender and borrower on xx/xx/2021.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
As per the comment dated xx/xx/2021, the subject property was affected by natural disaster.
As per comment dated xx/xx/2020, the borrower has been experiencing hardship due to a loss of income caused by Covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2020 to xx/xx/2021.
As per the comment dated xx/xx/2021, the reason for default is unemployment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.625% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"cash to"xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KEJOO4MXVY8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	52.034%	52.034%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.219%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. The current assignment is with the original lender "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
No active judgments and liens have been found.
Annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 2.99%. The current UPB reflected in the payment history is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 2.99%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as an xx for 108 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"subject to required inspection"xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails the brokerage/finder fee test due to fees charged xx exceeds the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown, as the fee itemization is missing.

TILA foreclosure rescission finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown, as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TI5C8OM9D0I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	Second	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	27.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx for the amount of xx.
There is no chain of assignment as the subject mortgage is with the original lender xx, xx.
There is an active prior mortgage against the subject property in the amount of xx in favor of xx, which was recorded on xx/xx/2021.
All prior years' taxes have been paid.
The loan originated on xx/xx/2023 with the first payment date of xx/xx/2023. The borrower has not yet made the first payment. The rate of interest per tape is 6.50% and PITI is xx. The UPB reflected in the payment history is xx
Update
The loan originated on xx/xx/2023 with the first payment date of xx/xx/2023. The borrower has not yet made the first payment. The rate of interest per tape is 6.50% and PITI is xx. The UPB reflected in the payment history is xx	Collections Comments:As per the seller's tape data, the current status of the loan is performing.
The loan originated on xx/xx/2023 with the first payment date of xx/xx/2023. The borrower has not yet made the first payment. The rate of interest per tape is 6.50% and PITI is xx. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and the current condition of the subject property has been found in the available servicing comments. Also, no damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 6.2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the loan is unsaleable due to a construction defect litigation. The HOA has pending litigation with the developer due to a construction defect. The details regarding the litigation matters are not available in the collection comments. As per condo warranty form and the appraisal report the HOA is not involved in any active litigation."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
D7ULCM4A9EU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.269%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
No active liens and judgments have been found against the borrower and subject property.
The first installment of combined taxes for 2022 is delinquent in the amount of xx which is good through xx/xx/2023.
The second installment of combined taxes 2022 is due in the amount of xx on xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been the owner of xx for 10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the APR exceeded the maximum allowed threshold by Fannie Mae. The Infinity CE report does not fail any Fannie Mae points and fees test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JFKOJSY1EGS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	36.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx". However, it should be with xx.
No assignment has been found. However, the mortgage is with the original lender xx and liens have been found.
Annual combined taxes for 2022 have been partially paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The rate of interest rate is 2.99%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
As per the final application, the borrower xx has been working at xx for 5 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	3: Curable		* Missing Required Disclosures (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7ZYTYDVLQA8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	74.063%	74.063%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	49.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender.
No active judgments or liens have been found against the borrower/subject property.
The 2nd installment of combined taxes for 2023 is due in the amount of xx on xx/xx/2023. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx for 35 years. The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7713IJFSWAJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	44.855%	44.855%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	37.627%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is delinquent for 1 month with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2023, the borrower is delinquent for 1 month with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2022 states the reason for default is excessive obligations. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been the owner of xx for 6.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LOM8HHJYD9W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The first, and second installments of county taxes for 2023 are due on xx/xx/2023 in the amount of xx and xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.750%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the subject property was impacted by disaster. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working at "xx", as a care giver for 72 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing Initial Closing Disclosure (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
T15QRSK33SA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	34.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. The current mortgage is with the original lender "xx". However, it should be with xx.
No active judgments and liens have been found.
Annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 3.125%. The current UPB reflected in the payment history is xx
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 3.125%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at the xx as an executive presbyter for 40 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JFSOXX7Z4RO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	51.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.625%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 14.4 years.
The Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property
No details pertaining to the damage on the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx" * Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Compliance Testing (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1COJ2VFV8PB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	32.019%	32.019%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	36.658%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. There is no chain of assignments as the subject mortgage with the original lender xx. No active judgments or liens have been found. All prior year's taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current on the loan and the next due date is xx/xx/2023. The UPB is xx. The covid-19 attestation is available in the loan file located at "xx". The borrower's employment details are not available. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9RBF6VOQMGM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	96.452%	96.452%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	20.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is one prior judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2018.
There is one judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2023.
No prior years of delinquent taxes have been found.
As per the review tape data of payment history as of xx/xx/2023, the loan is currently performing and next due date is xx/xx/2023. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review tape data of payment history as of xx/xx/2023, the loan is currently performing and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3 years.
Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
E5FC8HRJNJY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	67.263%	89.990%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	40.075%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender "xx" for the amount of xx.
No active liens or judgments have been found against the borrower or the subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as an assistant manager for 61 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LS97U4O4QY4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.511%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with original lender "xx". However, the assignment should be with xx.
No active judgments or liens found.
The second installment of combined taxes for 2022 is due in the amount of xx on xx/xx/2023.
The water charges are delinquent in the amount of xx, which were due on xx/xx/2023.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4 months.
As per comment dated xx/xx/2021, the borrower's income was impacted due to covid-19. Three months forbearance plan provided to borrower.
The covid-19 attestation is available in loan file located at "xx".
As per deferral agreement located at "xx", the 13 months payments are deferred. Total deferral amount is xx. The next due date is xx/xx/2022.
The post-closing details regarding the foreclosure and bankruptcy have not been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8CKXZWAI973	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	46.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". No assignment has been found. However, the current mortgage is with the original lender "xx". However, it should be with xx. No active judgments and liens have been found. The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023 and the P&I is xx. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 2 years.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZQKEHIAI6GA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	101.538%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	41.998%	First	Final policy	Not Applicable	xx	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx, which was recorded on xx/xx/2021. The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx. There is one junior mortgage against the subject property in favor of xx. in the amount of xx, which was recorded on xx/xx/2021. The first and second installments of county taxes for 2023 are due in the amount of xx.
The utilities charges have been delinquent in the amount of xx, which were good through xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The required collection comments are missing from xx/xx/2021 to xx/xx/2023. The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2023. The UPB is xx.
The covid-19 attestation is available in loan file located at "xx".
As per final application, the borrower has been working at xx as a xx for 3 years.
The post-closing details regarding the bankruptcy and foreclosure have not been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MRQOHQA2OFW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Puerto Rico	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Other	xx	xx	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/1993	xx/xx/1993	FHA	Fixed	Purchase	100.000%	Unavailable	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2009	xx	Not Applicable	7.000%	xx	xx/xx/2009	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/1993 and recorded on xx/xx/1993 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
No prior year's delinquent taxes have been found.
Payment history is missing. According to the tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.000%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx, and the interest rate is 7.000%. The loan has been modified. As per the notice of lis pendency document, the foreclosure was initiated, and the complaint was filed on xx/xx/1996. However, the foreclosure was placed on hold due to a bankruptcy filing on xx/xx/2009. The debtor was discharged on xx/xx/2014. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:As per the notice of lis pendency document, the foreclosure was initiated and the complaint was filed on xx/xx/1996. However, the foreclosure was placed on hold due to bankruptcy was filed on xx/xx/2009. The debtor was discharged on xx/xx/2014. The loan has been modified. Further details not provided.
Bankruptcy Comments:The borrowers, xx. filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2009. The POC was filed by xx, xx, on xx/xx/2009, with a claim amount of xx and the arrearage amount of xx. However, the POC deadline dated xx/xx/2009. The chapter 13 plan was filed on xx/xx/2009. The amended Chapter 13 plan was filed on xx/xx/2009 and the plan was confirmed on xx/xx/2010. The debtor has promised to pay the trustee xx for 60 months. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Therefore, the unsecured portion is xx. The trustee's final report was filed on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.	The modification agreement was made on xx/xx/2009 between the borrower "xx" and the lender xx, the new principal balance is xx. The borrower has promised to pay the P&I of xx and an interest rate of 7.000% beginning on xx/xx/2009 until the maturity date of xx/xx/2039.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan. The mortgage insurance certificate is missing from the loan documents"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68BZA8O0H56	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.522%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	8.000%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The last assignment is with xx water charges for 2023 have been delinquent in the amount of xx, and the good through date is xx/xx/2023.	According to the payment history tape data, the borrower is current with the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx and interest rate is 8.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data, the borrower is current on the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx, and the interest rate is 8.00%. The current UPB is xx. The foreclosure was initiated in 2010. As per the document located at "xx" the complaint was filed on xx/xx/2010. No further foreclosure proceedings have been found. Unable to confirm the outcome of the prior foreclosure process. The foreclosure was re-initiated in 2012, and the complaint was filed on xx/xx/2012 and recorded on xx/xx/2015, which is located at xx, as per "xx" located at "xx" the foreclosure action was discontinued or canceled on xx/xx/2018. Unable to confirm the current condition and occupancy status of the subject property.
Foreclosure Comments:The foreclosure was initiated in 2010. As per the document located at "xx" the complaint was filed on xx/xx/2010. No further foreclosure proceedings have been found. Unable to confirm the outcome of the prior foreclosure process. The foreclosure was re-initiated in 2012, and the complaint was filed on xx/xx/2012 and recorded on xx/xx/2015, which is located at xx, as per "xx" located at "xx" the foreclosure action was discontinued or canceled on xx/xx/2018.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2016. The POC was filed on xx/xx/2016 for the secured claim amount of xx, and the amount of arrearage is xx. As per the voluntary petition, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Hence, the unsecured portion is xx. The plan was confirmed on xx/xx/2016. The bankruptcy was dismissed on xx/xx/2017 and also terminated on xx/xx/2017.	This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2018 and the new modified principal balance is xx. The borrower promised to pay P&I of xx with a fixed interest rate of 8.00% starting on xx/xx/2018 until the maturity date of xx/xx/2048. The deferred balance is xx and the interest-bearing amount is xx. As per the principal reduction agreement (xx) attached with the modification, the lender agreed to forgive the total deferred principal amount of xx. However, the forgiven amount exceeds 2% of the modified principal amount.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
I81OLPHFXZ3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	No	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	48.664%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2022. No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year 2023 have been due in the total amount of xx on xx/xx/2023 and xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history of the seller's tape as of xx/xx/2023, the borrower is current on the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2023. The P&I is in the amount of xx, and the interest rate is 3.750%. The UPB reflected as per the payment history tape is in the amount of xx.	Collections Comments:As per the seller's tape data, the current status of the loan is performing. According to the payment history of the seller's tape as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The UPB reflected as per the payment history tape is in the amount of xx. The loan disposition shows the borrower is on an active forbearance plan, which ended in 2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2019 and 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5F9OJKPGM3G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	54.420%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. The chain of assignments has been completed. Currently, the mortgage is with xx. Bank Trust National Association, as Indenture trustee. No active judgments or liens have been found. The first installment of combined taxes for 2022 is delinquent in the amount of xx, which was due on xx/xx/2023 and good through xx/xx/2023.
The utilities charges have been delinquent in the amount of xx, which were good through xx/xx/2023.	The required payment history is missing from xx/xx/2023 to xx/xx/2023.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 12.9 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6U7OUFW03OR	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	103.906%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	42.086%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with original lender xx. However, it should be with xx.
There is a junior mortgage against the subject property in favor of The xx in the amount of xx which was originated on xx/xx/2022 and recorded on xx/xx/2022.
There are 2 prior municipal liens in favor of The xx in the total amount of xx recorded on different dates.
There are 4 prior state tax liens against the xx in favor of xx in the total amount of xx recorded on different dates.
There is 1 state tax lien in favor of xx in the amount of xx recorded on xx/xx/2022.
There is 1 prior judgment against the borrower in favor of xx in the amount of xx recorded on xx/xx/2019.
All prior years' taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for revised Loan Estimate dated xx/xx/2022. Document tracker shows receipt date xx/xx/2022 which is less than 4 business days from the Consummation date xx/xx/2022.

Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 which is less than 3 business days from the Consummation date xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * LTV / CLTV > 100% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BTM61BUT0JB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	57.000%	57.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	38.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignments as the subject mortgage is with original lender xx of Maryland. However, it should be with xx.
There is one IRS lien against the xx in favor of xx in the amount of xx which was recorded on xx/xx/2023.
All prior years' taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the owner and operator of xx for 11.1 years.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

This loan failed the QM APR test.
The loan exceeds the APR threshold as set forth under the revised qualified mortgage (xx) rule. All loans subject to the revised
QM rule are ineligible for sale to Fannie Mae unless the loan meets the general QM definition under the revised QM rule.
Loan data is 7.975% and comparison data is 7.870%. Hence, the variance is +0.105%."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* TRID Violations (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM Safe Harbor Test threshold test due to APR calculated 7.975% exceeds APR threshold of 7.120% over by +0.855%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 7.975% exceeds APR threshold of 7.870% over By +0.105%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UFI3HCYSA5T	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	Yes	No	48.362%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the mortgage is with original lender, xx, it should be with "xx". No active judgments or liens have been found. No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx, and the interest rate is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history tape data as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx, and the interest rate is 5.625%. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. The loan was originated on xx/xx/2022. The Covid-19 attestation is available in the loan file located at xx, the borrower has been the owner of xx for 40 months. According to collection comments, no damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet agency guidelines. DU does not show any red flags. No further details were provided. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "The property is located in GA. A waiver of the borrower's right disclosure is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1) Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.220% exceeds APR threshold of 5.110% over by +1.110%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

2) Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 6.220% exceeds APR threshold of 5.860% over by +0.360%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "1) Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee & Appraisal Re-Inspection Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx & Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year.

2) Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL of 1-year has expired."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "xx"		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S14V1Y0YE7O	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2019	xx/xx/2019	USDA	Fixed	Purchase	104.895%	104.895%	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	No	Yes	31.205%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx in the amount of xx which was recorded on xx/xx/2019.
The chain of assignment has been completed. The last assignment is with xx 2021-RPL1 Owner Trust which was recorded on xx/xx/2022.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The last payment received date is not available. The next due date for payment is xx/xx/2023. The current P&I is xx with interest rate of 3.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is a condotel. Subject is a SF in rural AL based on review of the appraisal. Tape is in error."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD reflects "cash to"xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SJZU2P8RQ7I	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2023.
No active judgments and liens have been found.
The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual water and sewer charges for 2023 have been delinquent for the total amount of xx and the good through date is xx/xx/2023.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Unable to determine the last transaction details. The P&I is xx and the rate of interest is 6.125%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The required collection comments are missing from the loan file.
The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 96 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Finance charge disclosed on post CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA post-consummation revised closing disclosure APR test due to APR calculated 7.019% exceeds APR threshold of 7.019% Variance 0.757%.

Subject loan is purchase case, originated on xx/xx/20222 and the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B4JMMW7NY4F	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.789%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".  However, it should be with xx.
There are four judgments of "xx" found against the borrower in the total amount of xx in favor of xx, which were recorded on different dates. However, the property address mentioned on each document is different from the subject property address.
There are two prior medical liens found against the borrower in favor of "xx" in the total amount of xx which were recorded on xx/xx/2021 and xx/xx/2021 respectively.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Unable to determine the last transaction details. The P&I is xx and the rate of interest is 5.75%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at the xx as a caregiver for 22 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is uninsured. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HKD4X5V6MKN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	45.483%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx in favor of xx for xx. The chain of assignments has been completed. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2022. No active judgments or liens have been found in the updated title report against the borrower or subject property. The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found in the updated title report.	As per tape data of payment history dated as of xx/xx/2023, the loan is performing. The date of the last payment received is not available. The next due date is xx/xx/2023. The current UPB as of tape data is in the amount of xx, and the current interest rate as per tape data is 3.000%. The current P&I is xx.	Collections Comments:Currently, the loan is performing. As per tape data of payment history dated as of xx/xx/2023, the loan is performing. The date of the last payment received is not available. The next due date is xx/xx/2023. The current UPB as of tape data is in the amount of xx, and the current interest rate as per tape data is 3.000%. The current P&I is xx. Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 3.000%, and the borrower promises to pay the P&I of xx, which began on xx/xx/2021. The new principal balance is xx. The interest-bearing amount is xx, and the maturity date is xx/xx/2053. The reason for the modification is financial hardship. As per the seller'xx's tape data, the FB plan started on xx/xx/2020 and ended on xx/xx/2021. No further information has been found. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 3.000% and borrower promises to pay the P&I of xx which began on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2053. Reason for modification is financial hardship.	Missing or error on the Rate Lock		3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37SJ7KUC8JP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	No	Yes	42.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with an original lender, xx. No active judgments or liens have been found. The 1st and 2nd installment of county taxes for 2022/2023 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2023. The 1st installment of supplemental county taxes for 2022-2023 has been delinquent in the amount of xx, with a good through date of xx/xx/2023. The second installment of county taxes for the year 2022-2023 (xx) is due in the total amount of xx on xx/xx/2023.	As per the tape of payment history, the borrower is current with the loan and next due date is xx/xx/2023. The last payment received date is not available. The current UPB per tape is xx.	Collections Comments:The loan is performing. As per the tape of payment history, the borrower is current with the loan, and the next due date is xx/xx/2023. The date of the last payment received is not available. The current UPB per tape is xx. The loan has not been modified since origination. As per the final application, the borrower has been working at xx as an xx for 8 years. The details regarding the current condition and occupancy of the subject property are not available as collection comments are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject loan is a conventional purchase. The tape shows that the condo was not approved by Freddie Mac. The review of the loan documents shows that the subject condo project needs repairs totaling xx for the plumbing, which makes this condo project ineligible for Freddie Mac. The seller must provide an inspection report to determine that the repairs have resolved the building's safety. Also, per the reserve study and emails from the HOA, the balcony repairs for wood rot were not completed as of the Note date. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect the transfer taxes fee and Tie-in Fee. However, the final CD dated xx/xx/2022 reflects the transfer taxes fee at xx and Tie-in Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Notary Fee at xx. However, CD dated xx/xx/2022 reflects Notary Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the SOL is 1 year."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) because the APR of 6.984% exceeded the 6.810% APR threshold over by +0.174%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								The loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) because the APR of 6.984% exceeded the 6.810% APR threshold over by +0.174%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WYAT6MEZY3V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	No	No	39.135%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx.
There are 2 prior federal tax liens against the xx in favor of "xx", which were recorded on xx/xx/2020 and xx/xx/2020 in the total amount of xx.
There is one prior civil judgment against the borrower in favor of "xx", which was recorded on xx/xx/2019 in the amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 5.6 years.
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage on the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Seller: xx
Title Commitment Binder paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Seller: xx
Title Commitment Binder paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NC9AHPLCAVY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	24.857%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the mortgage is with original lender "xx". However, it should be with "xx".
No active judgments or liens have been found.
The utilities charges have been delinquent in the amount of xx, which were good through xx/xx/2023.	According to payment history tape data as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx, and the interest rate is 5.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history tape data as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx, and the interest rate is 5.500%. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. The loan was originated on xx/xx/2022. The Covid-19 attestation is available in the loan file and is located at xx, the borrower has been working at xx. as a "xx" for 461 months. Unable to confirm the current condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Property Marketability Issues (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2FI64SHMW5U	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	45.745%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx in the amount of xx which was recorded on xx/xx/2019.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
All prior years' taxes have been paid.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The current P&I is xx and interest rate is 4.375%. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current P&I is xx, and the interest rate is 4.375%. The UPB is xx. As per the comment dated xx/xx/2022, the forbearance plan was provided to the borrower and ran from xx/xx/2020 to xx/xx/2022. The post-closing details regarding the foreclosure and bankruptcy have not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan conventional purchase. According to the tape, the loan was repurchased because the loan officer was on Freddies' watch list."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
060THWOITE4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	No	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	48.779%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.

The chain of assignment is incomplete. The loan is currently assigned to xx. It should be with xx.

No active judgments or liens found.

Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.

As per updated title report, no prior year's taxes are delinquent.
Payment history is missing from the loan file. As per seller tape data of payment history, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is in performing.

As per seller tape data of payment history, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The UPB mentioned in the updated payment history is xx.

The subject mortgage originated on xx/xx/2021. However, the covid-19 attestation document is missing from the loan file.

As per the final loan application, the borrower has been working at xx as a xx for 20.0 years.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

The property is owner-occupied and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2021 and 1-year SOL is expired."
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PMBB4S5AJU5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Virginia	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	41.266%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx" instead of "xx".
No active judgments and liens have been found.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Unable to determine the last transaction details. The P&I is xx and the rate of interest is 3.375%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "manager data governance" for 34 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the comparable sales value not accurately representing the subject property
																																																																																						in location and gross (xx). Subject is new construction with 1004D in file. Comps are pictures of pending construction that appear to be far superior. Comp 3 is from the same subdivision as subject and is valued at xxK. Subject is valued at xxK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Final Application Incomplete (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FHQ29WGUEKD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 1.8 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3121JXKTO21	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with an original lender, xx. There is a state tax lien found against the subject property in favor of the "xx" in the amount of xx, which was recorded on xx/xx/2003 prior to the subject mortgage. There are three state tax liens found against the subject property in favor of "xx" in the total amount of xx, which were recorded on xx/xx/2022. The second installment of combined taxes for 2023 has been due in the total amount of xx on xx/xx/2023. The first installment of combined taxes for 2023 has been paid in the total amount of xx on xx/xx/2023. The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022, xx/xx/2022, xx/xx/2022, and xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 7.50%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:Currently, the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is reflected on the tape in the amount of xx. No information has been found related to damage or repairs, as CCs are missing. As per the seller's tape data, the subject property is owner-occupied. As per the final application, the borrower has been working at xx as a xx for 11 years and 4 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the prohibited fees test due to fees charged xx. The following fees were included in the test:
Borrower's attorney fee paid by Borrower: xx
Title-CPL paid by Borrower: xx
Title-Tax Certification paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test:
Application Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the GSE (xx) QM APR test due to an APR calculated 7.934% exceeds APR threshold of 7.430% over by +0.504%.

Loan failed the qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test:
Application Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* LE/CD Issue date test Fail (Lvl 3)     "The loan failed the revised loan estimate delivery date test due to a revised LE dated xx/xx/2022. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2022, which is after the initial closing disclosure delivery date of xx/xx/2022.

The loan failed the initial closing disclosure delivery date test due to an initial CD dated xx/xx/2022. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2022, which is less than three business days before the closing date of xx/xx/2022.

Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     xx.""
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
QIIFS6F2MGQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	50.971%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The first, second, third and fourth installments of town taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The date of the last payment received is unknown. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history tape data is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx.
As per the final application, the borrower has been working at xx as a xx for 3 months.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage, which was originated on xx/xx/2022, in the amount of xx. According to payment history tape data as of xx/xx/2023, the current UPB is xx. The UPB increased. However, the modification agreement is missing from the loan file.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 does not reflect Employment Verification Fee. However, CD dated xx/xx/2022 reflects Employment Verification Fee at xx.
																																																																																								This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1-year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F28F6TDZZNZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	89.889%	89.889%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	No	No	50.148%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
There are 2 real estate tax liens against the xx in favor of the xx for the total amount of xx recorded on xx/xx/2023 and xx/xx/2023.
There are 3 prior hospital liens against the xx in favor of xx for the total amount of xx recorded on xx/xx/2021, xx/xx/2022 and xx/xx/2021.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
The annual city taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.625%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.625%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the application, the borrower has been working at "xx", as a general manager for 184 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Z6HN8E0VVZI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	California	xx	xx	No	No	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	89.195%	89.195%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	47.112%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2022. It should be with xx. No active judgments or liens have been found. The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	As per the tape, the borrower is current with the loan, and the next due date is xx/xx/2023. The date of the last payment received is not available. Tape data shows that the monthly P&I is in the amount of xx with an interest rate of 6.625%. The current UPB is reflected on the tape in the amount of xx.	Collections Comments:The current status of the loan is performing. As per the tape, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is reflected in the tape for the amount of xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. The reason for default is unable to be determined as CCs are missing. No information has been found related to damage or repairs, as CCs are missing. As per the final application, the borrower has been working at xx as a xx for 21.8 years. The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at xx Page # xx."
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) ""xx"												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MPI1IFA3HSB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	49.332%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx and xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

Payment history is missing. According to the tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.500%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx, and the interest rate is 4.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx", as an admin assistant for 172 months. The Covid-19 attestation is located at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "xx"
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that the appraiser did not complete. Appraisal report is available in the loan documents. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J72M5ZVGQ0E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Secondary	Yes	Yes	Yes	43.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021. There is no chain of assignment as the subject mortgage is with the original lender xx.com. However, the last assignment should be with xx. No active judgments or liens have been found against the borrower/subject property. The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 30 years. The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V10PGUAEU0I	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	51.486%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The mortgage is with the original lender "xx".  However, it should be with "xx".
No active judgments and liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received in the amount of xx(xx) which was applied on xx/xx/2023. The P&I is xx and the rate of interest is 5.50%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "rn" for 5 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the first lien prohibited fees test due to fees charged xx. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9MRPOKCEDTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	54.795%	54.795%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	36.734%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2023.
No active judgments and liens have been found.
The annual utility charges for 2023 have been delinquent in the amount of xx which were due on xx/xx/2023.
The required payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Unable to determine the last transaction details. The P&I is xx and the rate of interest is 3.75%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The required collection comments are missing from the loan file.
The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Good Faith Estimate Initial 1003_Application Missing Dicsloures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the deferral agreement does not have a deferred amount but only has the number of payments deferred. As per document located at "xx" to 4"xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Loan Origination Fee paid by Borrower: xx
Seller-Paid Points and Fees xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Seller-Paid Points and Fees xx."
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
EZ50JCX862V	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	30.107%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignments has been completed. Currently, the assignment of mortgage is with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The date of the last payment received is not available. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 20 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows non-warrantable due to the master insurance policy, the condo does not hold wind and hail insurance. The HOA also does not have a separate, self-insured wind and hail policy. The current insurance coverage is insufficient. The review of the documents shows that the master insurance does not cover any "xx"xx"improvements or betterments"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed revised loan estimate delivery date test (xx) due to the revised loan estimate delivery date is on or after the initial closing disclosure delivery date.

Loan failed revised loan estimate delivery date and changed circumstances date test due to later than the third business day (xx) after the creditor receives information sufficient to establish that a changed circumstance has occurred."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R5OK97UV9RR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	53.571%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2018	xx	Primary	Yes	Yes	No	36.786%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, the recorded copy of subject mortgage is not attached with updated title.
There is one prior UCC mortgage active against the subject property in favor of xx, which was originated and recorded on xx/xx/2018. However, the amount of the mortgage was not mentioned in the attached documents.
No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. We are unable to determine when the last payment was received. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.
Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.
There is a deferment agreement available in the loan file, which is located at "xx", in the amount of xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage on the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5LKXJD0COX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Cash Out	55.990%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Co-op	xx/xx/2018	xx	Primary	Yes	Yes	No	52.260%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was not recorded. As per the unrecorded copy of the subject mortgage available at "xx" the subject mortgage was originated on xx/xx/2018 with the lender xx in the amount of xx. No active judgments or liens have been found against the borrower/subject property. The current tax information is not available in the updated title report.	According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The date of the last payment received is not available. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. As per loan document located at "xx", the borrower's income was impacted by the Covid-19 pandemic. The deferment was processed from xx/xx/2021 to xx/xx/2021 in the total amount of xx. No post-closing bankruptcy or foreclosure activity has been found. Evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2018 and the 3-year SOL is expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Mortgage - Missing required ARM Rider (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6UR70UHIK3M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	39.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.
The annual county taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.
The annual county taxes for 2021 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.500%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working at "xx", as a mason for 91 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RDL56JTHOJP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.385%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022. The chain of assignments has been completed. The loan is currently assigned to xx, Series E, by xx. No active judgments or liens have been found. Annual combined taxes for 2022 have been paid off in the amount of xx on xx/xx/2022. No prior year taxes are delinquent.	The payment history is missing from the loan file. However, the tape data shows that the borrower is current on the loan, and the next due date is xx/xx/2023. The date of the last payment received is not available. Tape data shows that the monthly P&I is in the amount of xx with an interest rate of 5.750%. The current UPB is reflected on the tape in the amount of xx.	Collections Comments:The loan is performing. The payment history is missing from the loan file. However, the tape data shows that the borrower is current on the loan, and the next due date is xx/xx/2023. The current UPB is reflected on the tape in the amount of xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower has been working at xx as a xx for 17 months. The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Mortgage Insurance		4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RQOWN2L3YOM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	49.750%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018, which recorded on xx/xx/2018 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The second combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
Annual water charges for 2023 have been delinquent for the amount of xx and the good through date is xx/xx/2023.	As per review of the payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment received date is not available. The current P&I is xx and the interest rate is 5.000%. The current UPB is xx.	Collections Comments:Currently, the loan is performing.
As per review of the payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment received date is not available. The current P&I is xx and the interest rate is 5.000%. The current UPB is xx.
  No information has been found related to damage or repairs. As per the servicing comment dated xx/xx/2021, the subject property is owner-occupied.  The collection comment dated xx/xx/2021 states that the borrower's income was impacted by Covid-19. No further information has been found.  The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable				3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QBKUCL8ASJH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	91.233%	91.233%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	45.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the mortgage is with the original lender "xx". However, it should be with xx".
No active liens and judgments have been found.
Annual country taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The utilities charges have been delinquent in the amount of xx, which were good through xx/xx/2023.
The required payment history is missing from the loan file. As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Unable to determine the last transaction details. The P&I is xx and the rate of interest is 4.75%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The current status of the loan is performing. The required collection comments are missing from the loan file. As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found. As per the final application, the borrower has been working at "xx" as an "acquisitions" for 24 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Closing_Disclosure violations (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1DEUHMOKQS4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	73.555%	73.555%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.726%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
The second installment of combined taxes for 2022 is due in the total amount of xx on xx/xx/2023.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 3.88%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.  No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination.  No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found. As per the final application, the borrower has been working at xx as a xx for 47 months. The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MNU1SWA2ECZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	92.208%	92.208%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.990%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.990%.
No evidence related to the occupancy and current condition of the subject property has been found in the available servicing comments. Information regarding the damage and repair is not available in the latest servicing comments.
As per 1003, the borrower has been the owner of xx for 30 months.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx".
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K495F3SDZ3M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Utah	xx	xx	No	Yes	Yes	Second	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	39.344%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender "xx".
There is an HOA lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2014.
Annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 6.250%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
As per the seller's tape data, the borrower was not employed at closing on xx/xx/2022.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 7 years.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* DSCR is less than 1.00 (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows BWR was not employed at closing. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CIXM4ZP8YF5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	150.731%	150.731%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	39.801%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the loan mod was denied.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. The service provider provided trial plans that ran and were extended multiple times between xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2022, the FEMA disaster was declared for a severe storm (xx) beginning from xx/xx/2022 to xx/xx/2023.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan Estimate dated xx/xx/2018 reflects Reno Draw Management Fee at xx, Appraisal Re-Inspection Fee at xx and
Transfer Taxes at xx. However, CD dated xx/xx/2019 reflects Reno Draw Management Fee at xx Appraisal Re-Inspection Fee at xx and Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2019 and the SOL of 1-year has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1LUG5GSL2QZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	36.238%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. The current assignment is with an original lender xx.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per final application, the borrower has been working at "xx" as a "xx" for 259 months.
The loan was originated on xx/xx/2021. Covid-19 attestation is available in the loan file located at "xx".
According to collection comments, no damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KVY0IGF7FYA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	49.414%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.750%. xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
 As per the final application, the borrower is self-employed. He has been a real estate agent at "xx", for 5.5 years.
As per the comment dated xx/xx/2022, the reason for default is servicing problem.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MF3V74U4YN0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	98.332%	98.332%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	31.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with the lender xx owner, LLC for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx which was recorded on xx/xx/2017.
There is a civil judgment against the borrower in favor of xx for the amount of xx recorded on xx/xx/2017.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.900%.

Collections Comments:The loan is currently collection, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2022. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.900%. The loan has not been modified. As per the comment dated xx/xx/2020, the foreclosure was initiated and the sale date was scheduled for xx/xx/2020. The foreclosure was placed on hold. As per the comment dated xx/xx/2021, the payment was received, and the foreclosure was dismissed. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19 pandemic. As per the comment dated xx/xx/2021, the roof of the subject was damaged due to wind/hail. The collection comment dated xx/xx/2022 shows that the plumbing of the subject property needs repairs. The loss draft checks have been received in the total amount of xx on different dates. Further details not provided.
Foreclosure Comments:As per the comment dated xx/xx/2020, the foreclosure was initiated and the sale date was scheduled on xx/xx/2020. The foreclosure was placed on hold. As per the comment dated xx/xx/2021, the payment was received and the foreclosure was dismissed. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QHJHEAQK7VC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	98.479%	98.479%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	38.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015, which recorded on xx/xx/2015 with instrument# xx in the amount of xx in favor of xx.
The chain of assignment has been completed, as the subject mortgage is currently assigned to "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and current interest rate as per payment history is 7.900%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and current interest rate as per payment history is 7.900%.
As per seller's tape data the subject property is owner occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Good Faith Estimate Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Service providers list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan document."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XT4LOFRNK1K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	97.447%	97.447%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	46.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 with the lender xx in the amount of xx which was recorded on xx/xx/2014.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
All prior years of taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZV8OILJDQ1U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	97.727%	97.727%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	41.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2014 with lender xx which was recorded on xx/xx/2014 for the amount of xx. The chain of assignments is complete as the subject mortgage is currently with "xx".
There are multiple civil judgments against the borrower which were recorded on different dates. Alert note shows Owner/Borrower is a Common Name resulting in many judgments. However, it is unable to determine that how many judgment are against the borrower.
There are two active hospital liens against the borrower which were recorded on xx/xx/2018 and xx/xx/2022 in favor of "xx" and "xx".
There are two active junior judgments against the borrower in the total amount of xx which were recorded on xx/xx/2022 in favor of xx.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 9.900%.	Collections Comments:The subject loan is performing.
Review of the collection comments states that the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 9.900%.
No information has been found regarding the foreclosure, bankruptcy and the reason for default in the available servicing comments.
As per the tape, the property is currently occupied by the owner.
As per comment dated xx/xx/2020 the borrower states that he is unemployed due to COVID 19. COVID FB plan was provided to borrower for 3 months bringing due for xx/xx/2020. Comment shows COVID-19 FB agreement doc emailed to borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Good Faith Estimate Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required Disclosures Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28YJWXABE72	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	97.558%	97.558%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 in the amount of xx in favor of xx. The current assignment is with xx, which was recorded on xx/xx/2017.
There is a credit card judgment against the borrower in favor of xx in the total amount of xx, which was recorded on xx/xx/2019. Annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2023. The P&I is xx. The rate of interest is 7.90%. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The UPB is xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CWEWKFICKO5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	97.330%	97.330%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014, in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is one child support lien against the xx in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
No comment pertaining to the damage on the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Flood Certificate Good Faith Estimate Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* TIL not hand dated (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D2TQQYP2QBF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	97.775%	97.775%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2014 with lender xx which was recorded on xx/xx/2014 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
No active liens and judgments have been found on the updated title report.
The annual combined tax for the year 2022 has been paid on xx/xx/2022 in the amount of xx.
Review of the payment history shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The rate of interest is 7.900% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
Review of the collection comments states that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The rate of interest is 7.900% and the current UPB is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
As per comments dated xx/xx/2016, the roof of the subject property was damaged. As per servicing comments dated xx/xx/2019, the subject property was damaged due to wind. No details are available regarding estimated repairing cost and repair completion. The latest BPO report and property inspection report are not available in the loan files. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per sellers tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2IJ3ADPXAO4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	98.093%	98.093%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 with the lender xx in the amount of xx which was recorded on xx/xx/2014. The chain of assignments has been completed. Currently, the mortgage is with xx. There are multiple judgments against the borrower in favor of xx, which were recorded on different dates and totaling in the amount of xx. All prior year's taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.900%.
Collections Comments:The current status of the loan is in performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the servicing comments dated xx/xx/2017, the roof of the subject property was damaged. No details are available regarding estimated repairing cost and repair completion. The latest BPO report and property inspection report are not available in the loan files. However, there is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Flood Certificate Good Faith Estimate Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final TIL as xx Calculated finance charge is xx for an under disclosed amount of xx. Fee itemization is available can be located at "xx"xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit is missing from the loan documents. Settlement services provider list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZQG1WR2PUG9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	97.893%	97.893%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2014	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2015 with the lender xx owner, LLC for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2017.
There is a hospital lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2015.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.900%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.900%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing Required Disclosures
Transmittal (xx)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan approved as primary but may be NOO. The tape reflects occupancy as NOO. Further details are not available."	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed with no appraisal. However, PIW is missing from the loan document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
T7OX7316I5P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.893%	97.893%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignments has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
The county combined taxes for 2022 are exempt.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.900%.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed with no appraisal. However, PIW is missing from the loan document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X9FKEIUMDFY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.644%	97.644%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015, in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is one hospital lien and credit card judgment against the borrower in favor of xx, which are recorded on xx/xx/2016 and xx/xx/2021. However, the amount of lien is not mentioned on the supportive document.
There is one state tax lien against the xx in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Flood Certificate Good Faith Estimate Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of xx. Fee Itemization is available it can be located "xx"xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "The list of settlement service providers is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZDGJORKD56Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.644%	97.644%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	15.875%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with the lender xx owner, LLC for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx which was recorded on xx/xx/2017.
There is a credit card judgment against the borrower in favor of xx for the amount of xx recorded on xx/xx/2022.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.900%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.900%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19 pandemic. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Good Faith Estimate Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required Disclosures Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test due to TILA finance charge disclosed on final TIL as xx calculated finance charge is xx for an under disclosed amount of
-xx for finance charge under disclosure is unknown, as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2015 and 1-year SOL is expired."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "The list of settlement service providers is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2YFFZOR9BGP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	98.304%	98.304%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	32.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015, in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
The annual installments of school and county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the reason for default is that the borrower was out of work.
 As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19. As per the comment dated xx/xx/2020, the servicer provided FB plans which ran and were extended several times from xx/xx/2020 to xx/xx/2021.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Good Faith Estimate Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from loan documents.

The list of settlement service providers is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SZXGQ58LNIR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.775%	97.775%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	28.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
There is a civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2016.
There is an IRS lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2017.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current on the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 7.900%. The current UPB reflected on the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the servicing comments dated xx/xx/2017, the subject property damage was only a small hole in the roof, causing a leak in the hallway. No details are available regarding estimated repairing cost and repair completion. The latest BPO report and property inspection report are not available in the loan files. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Good Faith Estimate Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

																																																																																								The list of settlement service providers is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4MYNI1HZCPT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	98.502%	98.502%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	40.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 with lender xx which was recorded on xx/xx/2015 for the amount of xx. The assignment of the subject mortgage is compete as the subject mortgage is currently with "xx".
No active liens or judgments have been found.
The annual combined taxes for 2022 has been paid on xx/xx/2022 in the amount of xx.	Review of the payment history shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The rate of interest is 7.900% and the current UPB is xx.	Collections Comments:The subject loan is performing.
Review of the collection comments states that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The rate of interest is 7.900% and the current UPB is xx.
No information has been found regarding foreclosure, bankruptcy, damage and current occupancy in the available servicing comments.
As per tape data, the property is owner occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Good Faith Estimate Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from loan documents.

																																																																																								Settlement services provider list is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VP01Q7TDIY6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	95.740%	95.740%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	41.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignment is complete. The assignment of mortgage is with xx.
There is a prior child support lien against the xx in favor of the xx in the amount of xx which was recorded on xx/xx/2010.
There are two hospital liens against the xx in favor of xx in the total amount of xx which was recorded on xx/xx/2013 and xx/xx/2016.
There is a credit card judgment against the borrower in favor of xx. which was recorded on xx/xx/2018.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Good Faith Estimate Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SRFSZI00NIE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.998%	97.998%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	16.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignments has been completed. Currently, the assignment of mortgage is with xx.
No active judgments or liens have been found against the borrower/subject property.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2022 states the reason for default is unemployment. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Good Faith Estimate Hazard Insurance Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8FC70BMYTQT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	98.167%	98.167%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	21.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 with lender xx which was recorded on xx/xx/2015 for the amount of xx. The chain of assignments is complete as the subject mortgage is currently with "xx".
There is an active civil judgment against the borrower in the amount of xx in favor of xx, which was recorded on xx/xx/2014.
There are two active state tax liens against xx which were recorded on xx/xx/2016.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
The annual school taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The rate of interest is 7.900% and the current UPB is xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2022 and the next due date is xx/xx/2022. The rate of interest is 7.900% and the current UPB is xx.
As per pacer, the borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. The borrower was discharged from bankruptcy on xx/xx/2021 and terminated on xx/xx/2021.
No information has been found regarding the foreclosure and damage in the available servicing comments.
As per the servicing comment dated xx/xx/2022, the borrower stated that he missed a lot of work due to his entire family having COVID back to back. The servicer has provided a deferment plan of six payments. The borrower has to make the six payments on time, and the servicer will defer and bring the loan current. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:pacer the borrower filed for bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which shows the amount of secured claim is xx and the amount of arrearage is xx. As per schedule D of voluntary petition, the claim amount is xx and the value of collateral is xx. Therefore, the unsecured portion is xx. Borrower has filed chapter 13 plan on xx/xx/2016 which states that borrower shall pay the subject arrears which is in the amount of xx. Amended chapter 13 plan was filed on xx/xx/2018 which states that the borrower shall pay the subject arrears in the amount of xx and post-petition arrears which is in the amount of xx through plan. Amended plan was confirmed on xx/xx/2018. The borrower was discharged from bankruptcy on xx/xx/2021 and terminated on xx/xx/2021.	Not Applicable	Appraisal (xx) Credit Application Good Faith Estimate Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "SSPL is missing from loan files.

																																																																																								Home loan toolkit is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XR16QC01O67	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	98.056%	98.056%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	24.060%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2018.
There is one judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2021.
All prior year's taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Update -
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.900%.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per comment dated xx/xx/2021, the covid-19 forbearance plan was provided to borrower.
As per the comment dated xx/xx/2023, the forbearance plan was provided to the borrower beginning on xx/xx/2023. The four payments are deferred.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the comment dated xx/xx/2018, the subject property was damaged due to storm. The amount of claim is xx. As per the comment dated xx/xx/2018, the roof of the subject property was damaged. The skylight was leaking, and the siding on the house fell off. As per comment dated xx/xx/2018, the loss draft funds received in the amount of xx. However, there is no evidence to confirm the exact cost or current status of repairs. The latest 24 months of collection comments do not reflect any damage to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Good Faith Estimate Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without appraisal report. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.
Service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YG3X1QCL2XT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	95.551%	95.551%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	38.647%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The current mortgage is with "xx" which was recorded on xx/xx/2017.
There are four credit card judgments found against the borrower in the total amount of xx in favor of xx recorded on different dates.
There is a prior credit card judgment against the borrower in favor of xx which was recorded on xx/xx/2014. However, the amount of judgment is not mentioned in the supportive document.
The annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 7.90%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
As per the hardship document located at "xx", the borrower's income was impacted due to Covid-19. The borrower had an approved FB plan that ran from xx/xx/2020 to xx/xx/2020.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Good Faith Estimate Hazard Insurance Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of xx. Fee Itemization is available it can be located "xx"xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit is missing from the loan documents.
Settlement services provider list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TEPG65H0QCH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	98.180%	98.180%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	33.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2017.
No active judgments and liens have been found.
The annual combined taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is two months delinquent with the loan and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2022. The P&I is xx. The rate of interest rate is 7.90%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower is two months delinquent with the loan and the next due date is xx/xx/2022. The UPB reflected in the payment history is xx.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Good Faith Estimate Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GMAG2J4BDYJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	95.910%	95.910%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	45.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignment has been completed. Currently, the assignment of mortgage is with xx.
No active judgments or liens have been found against the borrower/subject property.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2022 states the reason for default is an excessive obligation. The collection comment dated xx/xx/2022 states the payment deferral has been processed for 2 months that began from xx/xx/2022 to xx/xx/2022. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JG5FH2GE5YW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	Unavailable	Conventional	Fixed	Purchase	98.229%	98.229%	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	37.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in favor of xx. The current assignment is with "xx".
No active judgments and liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 7.90%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance HUD-1 Closing Statement Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from loan documents.
Settlement services provider list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WU7EW9DB9L4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.775%	97.775%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	21.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignments has been completed. The last assignment is with "xx" which was recorded on xx/xx/2017.
No active judgments or liens have been found against the borrower/subject property.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "1) Settlement services provider list is missing from the loan documents.
2) Home loan toolkit is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HF03SAM6SAC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.838%	97.838%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	22.648%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2019, the roof of the subject property was damaged due to the storm. There was leakage in the roof, and the walls were seeping. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2015 and 1-year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DMC9XRWBNMW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.936%	97.936%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	35.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignment has been completed. The assignment of mortgage is with xx.
There are four credit card judgments against the borrowers in favor of xx in the total amount of xx which were recorded on xx/xx/2014, xx/xx/2016, xx/xx/2020, and xx/xx/2021.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2015 and 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HWPOG4QVBXX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	95.992%	95.992%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	10.396%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2015.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
All prior years of taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified since origination.
The post-closing details regarding the bankruptcy have not been found.
The foreclosure was initiated in 2020 with the loan. As per servicing comment dated xx/xx/2020 the foreclosure sale was set for xx/xx/2020. However, as per servicing comment dated xx/xx/2020, the foreclosure sale was cancelled. Further details are not available in the latest 24 months servicing comments regarding further foreclosure proceedings
As per the document dated xx/xx/2019 located at "xx"," the subject property was damaged due to wind. The estimated cost of repair is xx. The details regarding the repairs have not been found. The latest collection comments do not reflect any damages to the property.

Foreclosure Comments:The foreclosure was initiated in 2020 with the loan. As per servicing comment dated xx/xx/2020 the foreclosure sale was set for xx/xx/2020. However, as per servicing comment dated xx/xx/2020, the foreclosure sale was cancelled. Further details are not available in the latest 24 months servicing comments regarding further foreclosure proceedings
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2015 and 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
O867AFYXUPO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	97.085%	97.085%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	35.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2015 with the lender xx in the amount of xx which was recorded on xx/xx/2016 with instrument#xx
The chain of assignments has been completed. The last assignment is with xx which was recorded on xx/xx/2017.
There is a hospital lien against the xx in favor of the xx which was recorded on xx/xx/2018.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx. The rate of interest rate is 7.90%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the servicing comments dated xx/xx/2016, the subject property had roof leak damage. No details are available regarding estimated repairing cost and repair completion. The latest BPO report and property inspection report are not available in the loan files. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from loan files.
Subject loan is purchase case, originated on xx/xx/2015 and 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ILBDDRX9O4K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	97.725%	97.725%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	25.745%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The current assignment is with "xx", which was recorded on xx/xx/2017.
There are 3 credit card judgments found against the borrower in favor of the xx in the total amount of xx which were recorded on xx/xx/2016, xx/xx/2017, and xx/xx/2018 respectively.
There is a UCC Financing Statement (xx) found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
The annual combined taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 8.49%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "1) The Settlement Services Provider List is missing from the loan documents.
2) Your Home Loan Toolkit, Acknowledgment, and Disclosure Tracking are missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "1) Compliance TRID tolerance test is incomplete due to initial CD is missing from the loan file.

2) Loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2015 delivered on xx/xx/2015 which is more than 3 business days from initial application date xx/xx/2015.
Subject loan is a purchase, originated on xx/xx/2016 and the 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DLJWJBJ838S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	97.914%	97.914%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	31.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 with the lender xx in the amount of xx which was recorded on xx/xx/2016.
The chain of assignment has been completed. Currently, the assignment of mortgage is with xx.
No active judgments or liens have been found.
The delinquent taxes for the prior year have not been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the reason for default is a reduction in income due to the Covid-19 pandemic. The payment deferral has been processed for 1 month, which began on xx/xx/2022 and ended on xx/xx/2022. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance HUD-1 Closing Statement Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AZKHYFJBF1R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	97.644%	97.644%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	28.176%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx in favor of xx. The last assignment is with "xx" which was recorded on xx/xx/2017.
There is a prior IRS lien against "xx" in favor of "xx" in the amount of xx which was recorded on xx/xx/2013. However, the borrower'xx's details.
There is a UCC lien found against the borrower in favor of "xx" which was recorded on xx/xx/2018.
There is Credit Card Judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2020.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest rate is 8.49%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the hardship letter located at "xx", the borrower's income was impacted by Covid-19. The borrower was approved for the 3-months FB plan, which ran from xx/xx/2020 to xx/xx/2020.
No evidence related to the occupancy and the current condition of the subject property has been found. As per the comment dated xx/xx/2021, the borrower stated that his house foundation was shifting due to the flooding rain in Texas. The insurance company replied that only the structure of the home is covered under the policy. It does not cover foundation issues. However, no further details related to damage/repair have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

																																																																																							Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29VFRZJZT2Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	96.466%	96.466%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	41.418%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 with the lender xx in the amount of xx which was recorded on xx/xx/2016.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
There is civil judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2020.
There is UCC lien against the xx in favor of xx which was recorded on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 8.490%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8M5VDH456M5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	97.893%	97.893%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	No	No	31.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx in favor of xx. The subject mortgage is with the lender "xx". However, it should be with the xx.
No active judgments and liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is one month delinquent with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2022. The P&I is xx and the rate of interest rate is 7.90%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is the collection.
According to the payment history as of xx/xx/2023, the borrower is one month delinquent with the loan and the next due date is xx/xx/2023. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
The loan has not been modified since origination.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19. Further details not provided.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2016. The POC (xx) was filed by the creditor "xx" on xx/xx/2016 for the secured claim amount of xx and the amount of arrearage is xx. The modified Chapter 13 (xx) plan was filed on xx/xx/2019 and confirmed on xx/xx/2016. The borrower has promised to make a monthly payment of xx for 2 months and xx for 58 months to the trustee. The borrower has been discharged on xx/xx/2021 and also got terminated on xx/xx/2022.	Not Applicable	Appraisal (xx) Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2016 and 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
260LYQI9ANE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	97.838%	97.838%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 with the lender xx in the amount of xx which was recorded on xx/xx/2016.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment of mortgage should be with xx.
There is a UCC lien against the xx in favor of xx. which was recorded on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

																																																																																							Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DPH4INGS9JX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2006	xx/xx/2006	FHA	Fixed	Purchase	100.000%	105.317%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	34.499%	First	Final policy	Not Applicable	xx	xx/xx/2022	xx	Not Applicable	4.875%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx. The chain of assignment has been incomplete. Currently, the assignment is with xx, not in its individual capacity but solely as Owner Trustee for xx. However, it should be with xx. There is one junior mortgage active against the subject property in favor of "xx" which was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx. The first and second installments of county taxes for 2021 have been paid in the total amount of xx. No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
According to the servicing comment, the subject property was damaged. As per the comment dated xx/xx/2016, the borrower received a claim check in the amount of xx. No comments have been found regarding the DOL or the estimated amount of damages. As per the comment dated xx/xx/2022, the driveway is not completed, but repairs inside the house are completed. No details have been found regarding the completion of the repairs.
As per the latest BPO report dated xx/xx/2023, the subject property is in average condition.
The modification agreement that was signed between the borrower and lender with an effective date of xx/xx/2022.
As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19. The servicer provided FB plans which ran and were extended several times from xx/xx/2020 to xx/xx/2022.
As per the notice of lis pendens, which is located at "xx", the foreclosure was initiated on the loan in 2013, and the complaint was filed on xx/xx/2013 with case# xx CH 225 in favor of "xx", which was recorded on xx/xx/2013. As per the comment dated xx/xx/2022, the foreclosure was re-initiated on the loan in 2022. As per the comment dated xx/xx/2022, the foreclosure was put on hold for Respa BRP on xx/xx/2022, and the hold was ended on xx/xx/2023. The step complaint was filed on xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower accepted a 3-months trail plan, which will begin from xx/xx/2022 to xx/xx/2022.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the notice of lis pendens, which is located at "xx", the foreclosure was initiated on the loan in 2013, and the complaint was filed on xx/xx/2013 with case# xx CH 225 in favor of "xx", which was recorded on xx/xx/2013. As per the comment dated xx/xx/2022,  the foreclosure was re-initiated on the loan in 2022. As per the comment dated xx/xx/2022, the foreclosure was put on hold for Respa BRP on xx/xx/2022, and the hold was ended on xx/xx/2023. The step complaint was filed on xx/xx/2023. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement that was signed between the borrower and lender with an effective date of xx/xx/2022, shows the new modified unpaid principal balance of xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.875% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2052. The loan has been modified three times since origination.	Affiliated Business Disclosure Mortgage Insurance Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
The loan data is xx comparison data is xx hence, the variance is -xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA loan. However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WU6V84VEFNH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	13.340%	180	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	70.000%	70.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2000	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	8.000%	xx	xx/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 with the lender xx for the amount of xx. The chain of assignment has not been completed. Currently, the assignment is with the "xx, not in its individual capacity but solely as owner trustee for xx" recorded on xx/xx/2019. However, it should be with xx. There is a civil judgment against the borrower in favor of xx for the amount of xx recorded on xx/xx/2013. There is a UCC lien against the xx in favor of xx recorded on xx/xx/2022. The annual combined taxes for 2022 have been paid on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 8.000%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 8.000%. The loan has been modified. The foreclosure was not initiated. The borrower xx filed for bankruptcy under chapter 7 with the case# xx on xx/xx/2007. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010. As per the BPO report dated xx/xx/2023, the subject property is owner occupied. As per the comment dated xx/xx/2022, the reason for default is excessive obligation. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed for bankruptcy under chapter 7 with the case# xx on xx/xx/2007. The POC was filed by xx on xx/xx/2007, with the claim amount of xx and the arrearage amount of xx. The chapter 13 plan was filed on xx/xx/2007 and the plan was confirmed on xx/xx/2008. The debtor has promised to pay the trustee the amount of xx for 60 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of voluntary was converted from chapter 13 to chapter 7 on xx/xx/2010. The MFR was filed on xx/xx/2010 and the order on MFR was filed on xx/xx/2010. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.

The modification agreement was made on xx/xx/2010 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the P&I of xx and interest rate of 8.000% beginning on xx/xx/2011 till maturity date of xx/xx/2041.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
Y2124SOHZP8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.450%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	5.000%	xx	xx/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx. However, it should be done with xxital.
There is credit card judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2015.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the borrower's income was impacted by the Covid-19 pandemic. The servicer provided FB plans which ran and were extended several times from xx/xx/2021 to xx/xx/2021. The BPO report (xx) dated xx/xx/2022 states the subject property need to clean trash and landscaping. The estimated cost of repair is xx. No evidence has been found regarding the completion of repairs. However, the BPO report (xx) dated xx/xx/2023 states the subject property is owner-occupied and is in average condition.
Foreclosure Comments:The foreclosure was initiated on xx/xx/2020 and closed on xx/xx/2020.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and the lender on xx/xx/2011. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.000% beginning from xx/xx/2011 with a maturity date of xx/xx/2051.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (xx) is 8.013%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% comparison data is 8.013%; hence, the variance is -8.013%."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
QBUDUVCUCOK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	Yes	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,196.35	Unavailable	8.500%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	100.000%	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2023	xx	xx	3.000%	xx	xx/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007.
The chain of assignments has not been completed. Currently, the assignment of mortgage is with xx. However, the last assignment should be with xx.
There is hospital lien against the xx in favor of xx in the amount of xx which was recorded on xx/xx/2019.
There is municipal lien against the xx in favor the borough of xx in the amount of xx which was recorded on xx/xx/2023.
The first, third, and fourth installments of county taxes for 2020 and 2023 are delinquent in the total amount of xx. The delinquent taxes are good through xx/xx/2023.
The annual taxes of water/sewer charges for 2023 are delinquent in the amount of xx which were good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The reason for default is not available. The foreclosure was initiated. The complaint (xx) was filed on filed on xx/xx/2022. However, the foreclosure was closed on xx/xx/2023 due to the loan modification was made on xx/xx/2023. The latest comment dated xx/xx/2023 shows the step notification of ceased foreclosure sent to borrower to xx/xx/2023. The BPO report (xx) dated xx/xx/2022 states the subject property is owner-occupied and is in average condition with no repairs noted.
Foreclosure Comments:The foreclosure was initiated. The complaint (xx) was filed on filed on xx/xx/2022. However, the foreclosure was closed on xx/xx/2023 due to the loan modification was made on xx/xx/2023. The latest comment dated xx/xx/2023 shows the step notification of ceased foreclosure sent to borrower to xx/xx/2023.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and the lender on xx/xx/2023. As per the modified terms, the new principal balance is xx. The amount of xx from the new principal balance is deferred and an interest bearing principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2023 with a maturity date of xx/xx/2063.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"the loan was kicked by the previous buyer due to the loan being boarded with the wrong P&I, and the servicer was afraid that the FC would be challenged due to this error." Servicer XX has fixed the error, and so far this hasn't become an issue. Further details not provided. The loan file does not have any documents to verify the original P&I, and there is no evidence in the file showing corrective action taken by XX to fix this issue. Elevated for client review and will reach out to the seller for clarification."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information. The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
ME5BT697UCU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2009	xx/xx/2009	FHA	ARM	Refinance	84.348%	84.348%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2009	xx	Primary	Yes	Yes	No	35.525%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.250%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with xx trust national association, not in its individual capacity but solely as owner trustee for xx" recorded on xx/xx/2018. However, it should be with xx.
There is a judgment against the borrower in favor of xx for xx recorded on xx/xx/2018.
The annual combined taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.250%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.250%. The loan has been modified. As per the notice of lis pendency document located at "xx", the foreclosure was initiated and the complaint was filed on xx/xx/2018. However, the foreclosure was placed on hold due to loss mitigation. The loan was modified on xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2021, there is payment dispute. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan for 18 months began on xx/xx/2021 and ran until xx/xx/2023. As per the prior BPO reports(xx), the subject property needed repairs for the total amount of xx. As per the comment dated xx/xx/2022, the roof of the subject property was damaged. As per the comment dated xx/xx/2022, the borrower states that the repairs were completed but remolding the home. Further details not provided.

Foreclosure Comments:As per the notice of lis pendency document located at "xx", the foreclosure was initiated and the complaint was filed on xx/xx/2018. However, the foreclosure was placed on hold due to loss mitigation. The loan was modified on xx/xx/2022.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the P&I is xx and interest rate of 2.250% beginning on xx/xx/2022 till maturity date of xx/xx/2062.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

TILA APR Test: FAIL
Loan Data 3.524% Comparison Data 4.872% Variance -1.348%
This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) )
The annual percentage rate (xx) is 4.872%. The disclosed APR of 3.524% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Tax Service Fee Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
This loan failed the tax service fee test. (xx)
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Priority of Security Instrument Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40ESO35Y5UU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	102.300%	102.300%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	57.945%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the mortgage is with the original lender "xx". No active judgments and liens have been found. The second installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	As per the review of the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received in the amount of xx(xx) which was applied on xx/xx/2023 and the next due date is xx/xx/2023. The P&I is xx and the rate of interest is 3.25%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. As per the review of the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found. No damage pertaining to the subject property has been found. As per the final application, the borrower has been working at xx as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD reflects "cash to"xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DO35BX2N67K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	361	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	Unavailable	No Documentation	No	Unavailable	Unavailable	12.000%	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
All prior years' taxes have been paid.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.
Borrower's employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The loan has not been modified."	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E0OXI9C6JUA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.839%	94.839%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	39.594%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx, in the amount of xx which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage is with the original lender, xx. There is one prior mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2022. The second installment of county taxes for 2022 is due in the amount of xx on xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4.3 years.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TGEWH0X1V2N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	45.327%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with xx which was recorded on xx/xx/2021. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
There are 2 junior mortgages found. The first mortgage was originated on xx/xx/2017 and recorded on xx/xx/2018 with the lender "xx" for the amount of xx, and the second mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender "xx" for the amount of xx.
The annual combined taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.500%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.500%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The forbearance plan for 6 months began on xx/xx/2021 and ran until xx/xx/2022. As per the comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the P&I of xx and interest rate of 3.500% beginning on xx/xx/2022 till maturity date of xx/xx/2062.	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TUAQFX7PHBM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	No Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with original lender xx. However, assignment should be with xx.
No active judgments or liens have been found.
All prior years' taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
Borrower employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Mortgage Insurance
Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* DU/GUS/AUS has issues or conditions (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3WBDGUXWS4Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	52.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2022/2023 is paid off in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2022/2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the subject borrower is performing with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 8.50%, and P&I is xx for the due date of xx/xx/2023. The current UPB is xx
As per review of the payment history as of xx/xx/2023, the subject borrower is performing with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 8.50%, and P&I is xx for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The subject loan is performing.
As per review of the payment history as of xx/xx/2023, the subject borrower is performing with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 8.50%, and P&I is xx for the due date of xx/xx/2023. The current UPB is xx.
As per 1003, borrower has been working at "xx" as a "xx" for 64 months.
The details on foreclosure and bankruptcy are not provided.
No evidence related to the occupancy and current condition of the subject property has been found in the servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Loan fails GSE (xx) QM APR test due to APR calculated 9.052% exceeds APR threshold of 7.420% over by +1.632%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails qualified mortgage APR Threshold test due to APR calculated 9.052% exceeds APR threshold of 7.420% over by +1.632%.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.052% exceeds APR threshold of 6.670% over by +2.382%. HPML-Disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test due to APR calculated 9.077% exceeds APR threshold of 6.670% over by +2.407%. HPML-Disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.
Loan failed the CA AB 260 higher-priced mortgage loan test due to APR calculated 9.077% exceeds APR threshold of 6.670% over by +2.407%. HPML-Disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F2I9XAYOUIJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	46.819%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 4 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage on the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K20K7Y8GISJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	79.757%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignment is incomplete. Currently, the mortgage is with the original lender "xx". However, it should be with xx.
No active judgments and liens have been found.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023 and the P&I is xx. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 348 months.
The Covid-19 attestation is available at "xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43SLADIM18U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	21.954%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.490%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.490%.
As per seller's tape data, the subject property is owner occupied.
According to the appraisal report dated xx/xx/2022 located at "xx" the property image shows that the wood, door, window, and step were damaged. Further details not provided regarding the estimated repair cost. However, no information has been found related to damage or repairs in the latest collection comments.
As per 1003, borrower has been working at "xx" as a "xx" for 10 months.
The details on foreclosure and bankruptcy are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM APR test due to APR charged 7.313% APR threshold 7.040% over by +0.273%.

Loan failed the qualified mortgage APR test due to APR calculated 7.313% exceeds APR threshold of 7.040%. over by +0.273%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VMJWPAW1WDN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	74.903%	74.903%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	46.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx in the amount of xx which was recorded on xx/xx/2021.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are two judgments against the prior owner in favor of xx in the amount of xx which was recorded on xx/xx/2019 and xx/xx/2019.
Second installment combined taxes for 2022/2023 are due in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments: The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per comment dated xx/xx/2022, there is a dispute regarding the payment. The details regarding the resolution have not been found.
As per final application, the borrower has been working at xx as a xx for 6 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. The tape shows the two-month checks or equivalent payment source for rental housing payment is missing. Further details were not provided."
																																																																																							* The property type does not match the Appraisal Report (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9W9B0VJC7PN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.440%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	42.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is an active DOJ lien in favor of "xx", which was recorded on xx/xx/2014 in the amount of xx. The SSN is not available on the supporting document. However, the name of the defendant, "xx", matches the subject borrower's name.
There are two prior credit card judgments against the borrower in favor of "xx"s delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.440%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 2.4 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6NC6877EOLF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	99.992%	99.992%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.191%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
Annual utility charges for 2022 are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 3.375%. The current UPB reflected in the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx for 96 months. However, the job title is not given.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Lender'xx's Title Insurance Policy at xx. This is an increase in fee of xx for charges that cannot increase. COC for increase in fee is missing from the loan documents. It is provider affiliate of lender.

Loan failed charges that cannot decrease test due to revised CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx paid by lender. However, Final CD dated xx/xx/2022 does not reflects Points - Loan Discount Fee paid by lender. This is decrease of xx for charges that cannot decrease.

Loan failed charges that cannot decrease test due to Initial CD dated xx/xx/2022 reflects Loan Origination Fee at xx paid by lender. However, Final CD dated xx/xx/2022 reflects Loan Origination Fee at xx paid by lender. This is decrease of xx for charges that cannot decrease.

Loan failed charges that cannot decrease test due to revised CD dated xx/xx/2022 reflects Lender's Title Insurance Policy at xx paid by lender. However, Final CD dated xx/xx/2022 does not reflect Lender's Title Insurance Policy paid by lender. This is decrease of xx for charges that cannot decrease. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UON2PYK7H2J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	37.634%	37.634%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.765%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with the xx.
The first installment of annual county taxes for 2022 has been paid on xx/xx/2022 in the amount of xx.
The second installment of annual county taxes for 2022 is due on xx/xx/2023 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 4.990%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing. Review of the payment history as of xx/xx/2023 states that the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. The foreclosure was initiated in 2022 with the loan. As per servicing comments dated xx/xx/2022, the foreclosure sale was scheduled for xx/xx/2023. However, as per the servicing comment dated xx/xx/2023, the foreclosure case has been dismissed on xx/xx/2023 due to the loan being reinstated. Further details not provided. Recent servicing comments do not reflect any damage pertaining to the subject property. As per the servicing comment dated xx/xx/2022, the subject property has been occupied by the owner. As per collection comments dated xx/xx/2022, the borrower's is not impacted by Covid-19. The employment details are not available on the final 1003, located at "xx" .
As per the comment dated xx/xx/2023 the loan is in active litigation, and docs have been forwarded to RC litigation for review. No information has been found regarding whether the litigation has been resolved or not, and information regarding the reason for the litigation, in the available servicing comments.
Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. As per servicing comments dated xx/xx/2022, the foreclosure sale was scheduled for xx/xx/2023. However, as per servicing comment dated xx/xx/2023, the foreclosure case has been dismissed on xx/xx/2023 due to loan reinstated. Further details not provided..
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28CZAAFM3Q3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	48.668%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No assignment has been found. Currently, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 3.99%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as an xx for 84 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VSU6ZE6J8SZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	74.536%	74.536%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	38.738%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender xx.
The second installment of county taxes for the year of 2022 is due in the total amount of xx on xx/xx/2022.
The first installment of county taxes for the year of 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
Review of the payment history as of xx/xx/2023 shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 4.880%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing. Review of the collection comments states that the borrower is current with the loan and the next due date is xx/xx/2023. The rate of interest is 4.880%, and the current UPB is xx. No information has been found regarding the foreclosure, bankruptcy and damage in the available servicing comments. As per the final application, the borrower, "xx" has been working at "xx" as a "xx" for 5 years. As per the tape data, the subject property has been occupied by the owner. No comments have been found stating the borrower's income was impacted by Covid-19. The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FDREGGZWSJU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	77.889%	77.889%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.216%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with book/page# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2022 is paid off in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2022 is paid off in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.990%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
The subject property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
As per 1003, borrower has been working at "xx" The borrower's job type and length of employment details are not updated on the final 1003.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
U9AV04VZM95	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	72.581%	72.581%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	48.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 5.7 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MJXTJ139F5V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	Yes	49.894%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.500%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a director business development for 6 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4N86HI57UL5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	90.704%	90.704%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	39.162%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender, "xx" There is a prior code violation lien against the borrower "xx" in favor of "xx" in the amount of xx, which was recorded on xx/xx/2019. However, the property address mentioned on the supportive document is different from the subject property address. There are two orders of demolition against the borrower "xx" in favor of "xx" which were recorded on different dates xx/xx/017 and xx/xx/2019 respectively, for the total amount of xx. However, the property address mentioned on the supportive document is different from the subject property address. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023 and the P&I is xx. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and the current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 288 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect appraisal fee. However, CD dated xx/xx/2022 reflects appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects credit monitoring service fee at xx. However, CD dated xx/xx/2022 reflects credit monitoring fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Credit Report Fee at xx. However, CD dated xx/xx/2022 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test due to initial LE dated xx/xx/2022 reflects lender credit at 4,436.00. However, final CD dated xx/xx/2022 reflects non-specific lender credit xx
(xx). This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RHH8AEE407E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No assignment has been found. Currently, the mortgage is with the original lender "xx".
There is a prior state tax Lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
Annual county taxes for 2022 are due in the amount of xx on xx/xx/2023.
Annual county taxes for 2022 are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 3.88%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as an arsalpr8-area sales profession for 130 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2I2U7BRHVE5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	40.697%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx. There is an active prior mortgage to the subject mortgage, In favor of xx for xx, which was recorded on xx/xx/2009 for the amount of xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender "xx". No active liens or judgments have been found against the borrower or subject property. The first, second, third, and fourth installments of town taxes for 2023 have been paid on xx/xx/2022 in the amount of xx, on xx/xx/2022 in the amount of xx, on xx/xx/2023 in the amount of xx, and are due on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	According to latest payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx, and the interest rate is 3.500%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. As per the comment dated xx/xx/2022, the foreclosure review has been put on hold due to loss mitigation. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2022, the subject property is located in a natural disaster area. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan for 22 months began on xx/xx/2020 and ran until xx/xx/2022. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure review has been put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower, "xx"xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the P&I of xx and an interest rate of 3.500% beginning on xx/xx/2022 until the maturity date of xx/xx/2062.	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 reflects Points - Loan Discount Fee at xx & Lender's Title Insurance Policy Fee xx. However, CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx & Lender's Title Insurance Policy Fee at xx. This is a fee increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2018 and the SOL of 3 years expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Abstract / Title Search Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Abstract / Title Search Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
																																																																																								Underwriting Fee paid by Borrower: xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TV9V3RTD6UA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	36.846%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with the original lender.
 There are ten prior certificates of state tax liens in the total amount of xx that were recorded on multiple date in favor of "xx" and "xx, Tax Collector of xx, State of California". The supporting documents are attached with the updated title report, but SSN# are not available on the attached documents to verify whether these liens are against the borrower or not.
There is prior child support lien against the xx in favor of xx which was recorded on xx/xx/2015.
The first installment of annual county taxes for 2022-23 has been paid on xx/xx/2022 in the amount of xx.
The second installment of annual county taxes for 2022-23 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.	Review of the payment history as of xx/xx/2023 shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied on xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 5.500%, and the current UPB is xx.	Collections Comments:The current status of the loan is in performing.
Review of the collection comments states that the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings, and damage or repairs.
As per final application, the borrower has been working at the "xx" as a "xx" for 12 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The seller tape shows the loan is ineligible for delivery due to Approve/ineligible findings xxng the general risk of the profile. The subject loan is a cash-out refinance; however, the DU is approve/ineligible as the loan does not meet limited cash-out refinance loan requirements. Further details are not available."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
F4HZ8S4N5AJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	76.687%	76.687%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.227%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with the original lender.
There is one active prior UCC lien against the xx in favor of xx which was recorded on xx/xx/2019.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
Review of the payment history as of xx/xx/2023 shows that the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied on xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 5.625%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
Review of the payment history as of xx/xx/2023 states that the borrower is current with the loan and the next due date is xx/xx/2023. The rate of interest is 5.625%, and the current UPB is xx.  As per the PACER report, the borrower has not filed bankruptcy since loan origination.   No evidence has been found regarding the current/prior foreclosure proceedings, current occupancy, and damage.  As per the final application, the borrower has been working at the "xx" as a "xx" for 181 months.  The loan was originated on xx/xx/2022 and the COVID-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Lender's Title Insurance Policy at xx. However, CD dated xx/xx/2022 reflects Lender's Title Insurance Policy fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9ZFI6D35UTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	20.921%	20.921%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignment has been completed. The current assignment is with original lender xx.
There is a prior mortgage against the subject property in favor of xx which was originated on xx/xx/2017 and recorded on xx/xx/2017.
There is a special tax lien against the xx in favor of "xx". However, lien amount is not available.
The 2nd installment of county taxes for 2020 has been due in the total amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current on the loan and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been self-employed for 7.1 years. The post-closing details regarding the bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Notary Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. However, CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Notary Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CT2HI196KYD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	58.140%	58.140%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	43.168%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the mortgage is with the original lender "xx".
There is a prior UCC lien against the xx in favor of "xx" which was recorded on xx/xx/2022.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 5.130%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been receiving social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "xx"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
C1WJ3F3BBU5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	58.667%	58.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	49.537%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a prior state tax lien against the xx in favor of xx in the amount of xx which was recorded on xx/xx/1998.
The second installment of combined taxes for 2022 is due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 14 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Closing_Disclosure violations (Lvl 3)     "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XFZ5YK56CZB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	30.920%	30.920%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.022%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for 2023 has been paid on xx/xx/2023 in the amount of xx.
The second, third, and fourth installments of combined taxes for 2023 are due on xx/xx/2023, xx/xx/2023 and xx/xx/2023 in the total amount of xx.
The annual school taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.990%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.990%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a dir of athletics health and we.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Lender's Title Insurance Policy at xx. However, CD dated xx/xx/2022 reflects Lender's Title Insurance Policy fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed lender credits that cannot decrease 0% tolerance test. Closing disclosure dated xx/xx/2022 reflects lender credit at 746.75. However, CD dated xx/xx/2022 does not reflects lender credit. This is a decrease in fee of 746.75 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3-years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D4I7KF5FFUN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	North Carolina	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.000%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.000%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the borrower wants to sell a portion of the lot. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 61 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx"	* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents. Your home loan toolkit is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3W2SKL3S26I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	47.571%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
There is a prior state tax lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2012.
There are two prior credit card judgments against the borrower, first in favor of xx for the amount of xx recorded on xx/xx/2013 and second in favor of xx for the amount of xx recorded on xx/xx/2017.
The first and second installments of combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx and xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.625%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 122 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed GSE (xx) QM APR Test due to APR calculated 6.091% exceeds APR threshold of 5.410% over By +0.681%.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 6.091% exceeds APR threshold of 5.410% over By +0.681%."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Critical	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6P60ILP5DKM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.428%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx, its successors and assigns. However, it should with xx.
There is one junior mortgage active against the subject property in favor of xx which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
There is one prior judgment in favor of xx for xx 2006-RF2, which was recorded on xx/xx/2015 in the amount of xx. The defendant'xx's name on loan documents.
There is one civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 5.9 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed prohibited fees first lien test. The below fees were included in the test:
Application Fee paid by Borrower: xx
Funding, Wire, or Disbursement Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan had an early payment default. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* LTV / CLTV > 100% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NTV2VYD3SIU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	96.798%	99.702%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	Unavailable	40.300%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The delinquent taxes for the prior year have not been found.	xx which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as an xx for 4 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails ComplianceEase delivery and timing test for revised loan estimate#2 dated xx/xx/2022 which is electronically signed on xx/xx/2022. Hence, receipt date xx/xx/2022 is less than the seventh business day before consummation date xx/xx/2022.

This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to revised LE dated xx/xx/2022 and initial CD dated xx/xx/2022 both signed on xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is purchase, originated on xx/xx/2022 and the SOL is 1-year."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9JRF0M1PR7E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current mortgage is with the original lender xx, it should be with "xx".
There is a UCC lien active against the subject borrower in favor of "xx" recorded on xx/xx/2022.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination. The "xx" attached with the note document dated xx/xx/2021 shows the amended P&I is xx. As per the payment history, the current P&I is xx.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower's employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx"xx/Commercial loan". Subject is SFR and borrower has submitted non-occupancy & business purpose affidavit."	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:Unavailable
Times 1X30:Unavailable
Times 1X60:Unavailable
Times 1X90:Unavailable
Currently Delinquent? :Unavailable
Total Delinquent:Unavailable
Mortgage/Rent Dlq Last 12 Mos:Unavailable
Max Days Dlq Last 12 Mos:Unavailable
Verification Type:Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0TO0DN1PZK2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Purchase	74.921%	74.921%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with "xx" recorded on xx/xx/2022. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.

The annual combined taxes for 2023 have been paid on xx/xx/2023 in the amount of xx.
The annual school taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx" * Property Marketability Issues (Lvl 4) "xx"	* Assets are not sufficient to close (Lvl 3) "Total asset balance insufficient to close. Total asset requirement is in the amount of xx, including closing requirement in the amount of xx and reserve requirement in the amount of xx. Total verified asset is in the amount of xx."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TIOUYIRBITU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Refinance	69.000%	69.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the mortgage is with the original lender, "xx". However, it should be with "xx".
There is a UCC lien against the xx in favor of xx which was recorded on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 4.375%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower's employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Missing Required Disclosures (Lvl 4) "xx"	* Assets are not sufficient to close (Lvl 3) "Total verified assets is in the amount of xx. Total asset requirement is in the amount of xx, including closing requirement of xx and reserve requirement in the amount of xx. Asset is short for reserve requirement in the amount of xx."
* Loan does not conform to program guidelines (Lvl 3) "xx"xx/Commercial loan". Subject is multi unit property. Borrower has submitted non-occupancy & business purpose affidavit."	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OZJMOK943XP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
There is a UCC lien against the xx in favor of xx which was recorded on xx/xx/2022.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied to the due date of xx/xx/2023. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx as a xx for 6 years. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"xx/Commercial loan". Subject is SFR. Borrower has submitted non-occupancy & business purpose affidavit."	Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
07C62YNFC5V	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The first, second, third and fourth installments of town taxes for 2022/2023 have been paid in the total amount of xx.
The second installment of town taxes for 2023 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final application, the borrower is self-employed.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"
* Property Marketability Issues (Lvl 4) "Subject appraisal notes the following open items: cracked ceiling, flooding in basement and detached garage is in poor condition. Garage appears to be in unsafe condition. Mixed use property does not qualify for eligibility and alternatively even if approved the guidelines limit deferred maintenance to xxK. Appraiser did not give a value but review estimate far exceeds xxK. Elevated for client review."	* Assets are not sufficient to close (Lvl 3) "Total asset balance is insufficient to close. Asset requirement is in the amount of xx, including closing requirement in the amount of xx and reserve requirement in the amount of xx. Total verified asset balance is in the amount of xx."
* Missing proof of hazard insurance (Lvl 3) "xx"	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:3 Total Amount:800.00 Last Date:xx/xx/2017	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W6DBCWN6LVH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx, and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx, for 105 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T0Z2EDL9S7Q	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.249%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	68.286%	68.286%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	47.166%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is xx which was recorded on xx/xx/2019 in favor of xx.
There is one UCC lien against the borrower which was recorded on xx/xx/2022 in favor of xx.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.249%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.249%.
The reason for default is not available.
As per 1003, borrower has been working at "xx" as a "xx" for 98 months.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx".
The details on foreclosure and bankruptcy are not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
JOGW7CQ3P4F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	31.784%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx, which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage is with the original lender, xx. However, it should be with xx. No active judgments or liens have been found. The second installment of county taxes for 2022 are delinquent in the amount of xx which were due on xx/xx/2023 and are good through xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4 months.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2023, the subject property is owner-occupied.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YVOT83K9NT5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	43.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.com. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx as an xx for 2.9 years. The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FX0GB1CXOA3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	45.556%	45.556%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	49.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 9.2 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA right of rescission test due to the consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required or delivery of all material disclosures, whichever occurs last."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SJGDG08GE6A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	49.658%	49.658%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	43.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.com. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as an xx for 17.6 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0YUF9VES37X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignee is "xx" which was recorded on xx/xx/2022. However, it should be with "xx".
No active judgments and liens have been found.
For Parcel # xx
The county annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
For Parcel # xx
The county annual taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 4.49%. The current UPB is xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Unable to determine the occupancy and the current condition of the subject property. No damage pertaining to the subject property has been found.
As per the final application, the borrower "xx" has been working at "xx"as a "sales associate" for 4 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the appraisal comp value dispute. Review of appraisal shows that comps appear superior. Subject appraisal shows xxK need for HVAC repair, ceiling water damage and unsafe storage building outside. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1O8UMH5V3DQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	4.250%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Refinance	116.810%	116.810%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	31.634%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with the lender xx for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with the lender "xx" recorded on xx/xx/2023. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due on xx/xx/2023 in the amount of xx and xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.000%.
Collections Comments:The loan is currently bankruptcy, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.000%.The loan has been modified. As per the notice of trustee's sale document located at "xx", the foreclosure was initiated and the sale was scheduled for xx/xx/2017. The sale was postponed to xx/xx/2018. However, the foreclosure was placed on hold due to bankruptcy. The borrower xx filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2018. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The forbearance plan for 3 months began on xx/xx/2021 and ran until xx/xx/2022. The subject property was damaged. The comment dated xx/xx/2021 shows that the subject property needs some repairs regarding plumbing. The loss drafts of xx and xx were received on xx/xx/2021 and xx/xx/2021. The comment dated xx/xx/2021 also shows that the subject property was affected by a natural disaster. However, no details were found regarding the completion of the repairs.

Foreclosure Comments:As per the notice of trustee's sale document located at "xx", the foreclosure was initiated and the sale was scheduled for xx/xx/2017.  The foreclosure was placed on hold multiple times, and the hold has now been ended. Multiple times the sale date has been postponed. The sale was postponed to xx/xx/2018. However, the foreclosure was placed on hold due to bankruptcy.
																																																																																	Bankruptcy Comments:The borrower xx filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by xx on xx/xx/2018, with the claim amount of xx and the arrearage amount of xx. The chapter 13 plan was filed on xx/xx/2018. The third amended chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The debtor has promised to pay the trustee in the amount of xx for 4 months and xx for 5-60 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The date of last filing is xx/xx/2023.	The modification agreement was made on xx/xx/2016 between the borrower and lender. As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 4.00% beginning on xx/xx/2016 till maturity date of xx/xx/2056.	Affiliated Business Disclosure HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Initial Good Faith Estimate is Missing (Lvl 2) "xx" * LTV or CLTV exceeds 104% (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2KOXA3Q1JCP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	67.885%	67.885%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	25.269%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx in favor of xx. The current mortgage is with "xx". However, it should be with "xx".
There is a UCC lien against the xx in favor of xx which was recorded on xx/xx/2021.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 3.75%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Unable to determine the occupancy and the current condition of the subject property. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2017 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2017. Initial LE dated xx/xx/2017 reflects lender credit at xx, however, final CD dated xx/xx/2017 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is refinance case, originated on xx/xx/2017 and the SOL of 3 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3IT3SLYZD2C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,070.60	xx	6.800%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2007	xx	Primary	Yes	Yes	No	23.892%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007. There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx. There is a state tax lien against the xx in favor of xx in the amount of xx which was recorded on xx/xx/2019. The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O5SDZI7HWK2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2018	xx/xx/2018	VA	Fixed	Purchase	93.080%	93.080%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	53.631%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.250%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with "xx" recorded on xx/xx/2019. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.250%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.250%. The loan been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan for 15 months began on xx/xx/2021 and ran until xx/xx/2022. As per the comment dated xx/xx/2021, the subject property is owner occupied. As per the comment dated xx/xx/2022, there is a dispute regarding the late fees. As per the comment dated xx/xx/2020, there is fraud regarding missing modification docs. As per the comment dated xx/xx/2020, the subject property is located in a FEMA disaster zone due to TN storms that began on xx/xx/2020 and continued until xx/xx/2020. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 3.250% beginning on xx/xx/2021 till maturity date of xx/xx/2051.

Initial 1003_Application Missing Required Disclosures	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl 2) "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* VA Disclosures (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YNG478D1TQC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	California	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	55.968%	55.968%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2020	xx	Investor	Yes	Yes	No	48.489%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.625%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 are due in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The modification agreement was made between the lender and borrower on xx/xx/2022.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final application, the borrower has been working at xx as an xx for 3.4 years.
As per comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2020 to xx/xx/2022.
As per the comment dated xx/xx/2022, the payment dispute is noted. No comments have been found on whether the dispute has been resolved or not.
As per the comment dated xx/xx/2022, the subject property has been occupied by an unknown party. No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.625% beginning from xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination.
																																																																																				xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P4QNHSMFTKR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Purchase	104.008%	104.008%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	45.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender "xx". However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
Tax info for current year is to follow however, 2nd installment taxes for 2022 are delinquent in the amount of xx.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property is owner occupied. As per the comment dated xx/xx/2020, the subject property is located in a FEMA disaster zone due to CA Wildfires that began on xx/xx/2020 and continued until xx/xx/2021.
As per the final application, the borrower has been working at "xx", as a sargent for 240 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "The loan failed VA loan origination fee test failed due to fees charged xx exceeds fees threshold xx over by +xx. The below fee was included in the test: Loan Origination Fee paid by Borrower: xx
Notary Fee paid by Borrower: xx
Sub-Escrow Fee paid by Borrower: xx
Tie-in Fee paid by Borrower: xx
Title - Escrow Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Title Document Preparation Fee paid by Borrower: xx
Title- Escrow Consultion Fee paid by Borrower: xx
Warehousing Fee paid by Borrower: xx"
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4KVL2OFIOM5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Refinance	100.000%	100.000%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the subject mortgage is with the original lender "xx". However, it should be with "xx".
No active judgments and liens have been found.
The second installment of combined taxes for 2023 is due in the total amount of xx on xx/xx/2023
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 2.50%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan has not been modified since its origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. As per the comment dated xx/xx/2021, the subject property is located in a FEMA disaster due to NJ Storm (xx), which started on xx/xx/2021 and expired on xx/xx/2021. No damage pertaining to the subject property has been found. Unable to determine the occupancy and current condition of the subject property. As per the final application, employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test due to fees charged xx.
The below fee was included in the test.
Title Closing Protection Letter paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RNZP81R1ZL8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Purchase	101.150%	101.150%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	25.622%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021, in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The annual installments of combined taxes for 2021 are scheduled for tax sale in the amount of xx. The annual installments of city, county and school taxes for 2022/2023 have been paid in the total amount of xx.	xx which was applied for due date xx/xx/2021. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection. According to payment history as of xx/xx/2023, the borrower is currently delinquent for 16 months and the next due date is xx/xx/2021. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2022, the subject property was damaged due to water on xx/xx/2022, and the loss amount was xx. As per the comment dated xx/xx/2022, initial draw amount was disbursed in the amount of xx. However, as per the document available in the loan file located at "xx" dated xx/xx/2023, currently 100% of the work has been completed and there are no pending repairs. As per the final application, the borrower has been retired and receives social security income. As per the comment dated xx/xx/2023, the subject property is owner occupied. As per comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2022 to xx/xx/2022. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan was delinquent prior to endorsement. Services would not utilize the FHA partial indemnification process to obtain endorsement during the COVID forbearance period."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.  Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D7QHFF3KQ4F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	PurXXXX	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	Yes	40.570%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with the lender "xx" recorded on xx/xx/2019. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.000%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.000%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the flood dispute was completed. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working at "xx", as a BPS Accounting Supervisor for 27 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents. Final CD located at "xx DISCLOSURE_XXXX_XXXX.pdf"xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HAQ3YLH3H4I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	100.000%	100.000%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.

As per the review of the updated title report dated xx/xx/2023, the chain of the assignments has not been provided. Currently, the assignment is with an original lender "xx". However, it should be with xx in favor of "xx" which was originated on xx/xx/2019 and recorded on xx/xx/2019. However, the mortgage amount not mentioned on the supportive document. Final title policy does not show this UCC mortgage as an exception.

There is one prior state tax lien open against the borrower which was recorded on xx/xx/2020 in favor of xx. However, the amount of lien does not mention in the supportive document. .

There are 2 UCC liens open against the property which were recorded on different dates in favor of xx. However, the amount of lien does not mention in the supportive document.

The first installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2022 is due in the total amount of xx on xx/xx/2023.

No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.250%.	Collections Comments:Currently, the loan is performing. As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.250%. As per comment dated xx/xx/2023, the property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments. As per 1003, borrower has been working at "xx" as a "xx" for 180 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL is active."
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P8THQIGFS4D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	58.144%	58.144%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	54.072%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.com. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The current UPB is xx. As per the seller's tape data, the borrower was not employed by a qualifying employer at closing. No post-closing bankruptcy or foreclosure activity has been found. The collection comment dated xx/xx/2023 states the subject property was damaged. The date of loss is xx/xx/2022 and the estimated cost of repairs is xx. No comments have been found regarding the completion of repairs. Evidence of the current condition of the subject property is not available in the latest collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents.
The subject loan was originated on xx/xx/2021, and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
H7RAIK2X7YG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Cash Out	71.669%	71.669%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	50.525%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.com. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 5.8 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the appraisal was not completed in accordance with insuring guidelines. Review of file shows comps appear superior and less rural than the subject property. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YXYJ47GHT6T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	52.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current assignment is with the original lender "xx". However, it should be with xx. No active judgments and liens have been found. The first and second installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2023 respectively. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 4.375%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found. As per the final application, the borrower xx has been working at xx as a xx for 122 months. The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
066N2MH4W9K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.082%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. Currently, the mortgage is with the original lender, xx, it should be with xx prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000%, which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. The loan was originated on xx/xx/2021. The Covid-19 attestation is available in the loan file located at xx, the borrower has been working at xx as a "general manager" for 10 months. According to collection comments, no damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the first lien prohibited fees test due to fees charged xx fees threshold xx over by xx. The following fees were included in the test: Administration Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Final Application Incomplete (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KC2CVECK4X8	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	No	First		xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360		xx/xx/2022	xx/xx/2022		Conventional	Fixed		Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No			42.869%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx, it should be with xx prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The current status of the loan is in performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023, and the next due date for payment is xx/xx/2023. The P&I is xx, and the PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per 1003, the borrower has been working at "xx" as a "xx" for 7 years. The loan was originated on xx/xx/2022. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
404B0P9GP9U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	No	49.678%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 108 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject NOO is a lakefront short term rental property on the GA/SC border. BWR primary business is a rental cabin business in TN, xx. Subject appears to be of similar commercial business nature as BWR primary business. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "Subject loan is purchase. However, final CD reflects cash to in the amount of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XDU3RBN86Y6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	32.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with the original lender "xx".
There are two prior credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2020 and xx/xx/2021 respectively in the total amount of xx.
There is one credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 7.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Unable to determine the occupancy and current condition of the subject property from the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 6.10 years.
The Covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note, along with the lost note affidavit, are missing from the loan file. The loan has not been modified since origination."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RUCBBAZ69SQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	82.459%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.150%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is one junior mortgage active against the subject property in favor of xx, which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
The first and second installments of combined taxes for 2023 have been paid in the total amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
The annual installments of county and combined taxes for 2023 are delinquent in the total amount of xx, which are good through xx/xx/2023.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 21.3 years.
No details pertaining to the damage on the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable		* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Missing Initial Closing Disclosure (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7LFE61SIWD1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	37.234%	37.234%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	49.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. The 2nd installment of combined taxes for 2023 is due in the total amount of xx and was good through xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 6 years and 1 month.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees :
Attorney's Fee paid by Borrower: xx
HoA Dues paid by Borrower: xx
HoA Initiation paid by Borrower: xx
HoA Statement paid by Borrower: xx
HoA Working capital paid by Borrower: xx
Title-CPL paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F9QLD0SI1F8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	64.000%	64.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.904%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2022. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.
 According to payment history as of xx/xx/2023, the borrower is currently delinquent for 5 months and the next due date is xx/xx/2022. The current UPB reflected as per the payment history is xx.
 As per the final application, the borrower has been working at xx as a xx for 3 months.
 Covid-19 attestation is available in the loan file, which is located at "xx".
As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2022 to xx/xx/2023.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
F728UV3LUMW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	18.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023, and the next due date for payment is xx/xx/2023. The P&I is xx and the PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per the final application, the borrower has been working at xx as a xx for 9 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
A46RTJ67BGJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.350%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of xx. The current assignee is with "xx" which was recorded on xx/xx/2003. However, it should be with "xx".
There is a credit card judgment against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
The combined annual taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
The annual school taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 11.00%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available from the collection comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Annual Percentage Rate less than Stated Original Rate (Lvl 2) "xx"
* Application Missing (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
1) TX Loan Agreement Notice
2) Commitment RequiremenTAnti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?
6) Insurance Solicitation/Post Commitment Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
J1JXF1WSFCM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	Other	xx	xx	xx	xx/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	3.500%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2003 in the amount of xx with xx, and it was recorded on xx/xx/2003.

The chain of assignment is incomplete. The loan is currently assigned to xx. It should be with xx.

There are 2 HOA lien found against the subject property in favor of "xx" in the total amount of xx, which were recorded on xx/xx/2015 & xx/xx/2019 respectively.

Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.

As per updated title report, no prior year's taxes are delinquent.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The UPB mentioned in the updated payment history is xx.

The foreclosure was initiated in 2020 on the loan. As per servicing comments dated xx/xx/2022 the foreclosure sale was scheduled for xx/xx/2022. As per servicing comment dated xx/xx/2022, the foreclosure case has been stopped.
No pertaining bankruptcy-related details have been found.

The property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated in 2020 on the loan. As per servicing comments dated xx/xx/2022 the foreclosure sale was scheduled for xx/xx/2022. As per servicing comment dated xx/xx/2022, the foreclosure case has been stopped.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on effective date of xx/xx/2019. The borrower agreed to pay the UPB of xx with a 3.500% interest rate, the P&I of xx, and a fixed amortized type for the period that started on xx/xx/2019 and ended on xx/xx/2033. The final balloon payment on the interest bearing principal balance in the amount of xx is due on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42HW3Z8LE2M	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	6.125%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	90.000%	90.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.500%	xx	xx/xx/2017	Financial Hardship	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 with lender xx which was recorded on xx/xx/2003 for the amount of xx. The chain of assignment of the subject mortgage is incomplete, as the subject mortgage is currently with "xx" instead of "xx". There are five credit card judgments against xx in the total amount of xx, which were recorded on different dates in favor of xx. There are four renewed judgments against xx in favor of xx in the total amount of xx, which were recorded on different dates. The annual combined taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.500%, and the current UPB is xx.	Collections Comments:The current status of the loan is xx. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.500%, and the current UPB is xx. Loan modification agreement was made between the borrower and lender on xx/xx/2017. According to the modification agreement, the modified UPB is in the amount of xx. The lender has agreed to defer the amount of xx from the new UPB. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2033. According to the PACER, the borrower, "xx" filed bankruptcy under Chapter 7 with case#xx on xx/xx/2013. The borrower was discharged from bankruptcy on xx/xx/2013. The foreclosure was initiated in 2014 on the subject property. As per the servicing comment dated xx/xx/2017, the foreclosure case was closed for reinstatement. As per the Notice of Commencement recorded on xx/xx/2021 located at "xx", the subject property needs re-roofing, which is approximately 2568 SF of roof shingles. The cost of repairs is not available in the collection comment. As per the seller's tape data, the subject property is owner-occupied. As per the collection comment dated xx/xx/2022, the FEMA disaster was declared on xx/xx/2022 for Hurricane Nicole. The latest collection comment as of xx/xx/2023 did not show any damage to the property.
Foreclosure Comments:The foreclosure was initiated in 2014 on the subject property.  The foreclosure complaint located at "xx" was filed on xx/xx/2015. As per the servicing comment dated xx/xx/2017, the foreclosure case was closed for reinstatement. No more evidence is available in the latest 24 months of servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the borrower, "xx" filed bankruptcy under Chapter 7 with case#xx on xx/xx/2013. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Hence, the unsecured portion is xx. The borrower was discharged from bankruptcy on xx/xx/2013 and the case was terminated on xx/xx/2013. The date of the last filing was xx/xx/2013. No more evidence is available regarding the current bankruptcy status.	Loan modification agreement was made between the borrower and lender on xx/xx/2017. According to the loan modification agreement, the first payment was due on xx/xx/2017. The new modified P&I is xx, and the rate of interest is 3.500%. According to the modification agreement, the modified UPB is xx. The lender agreed to defer the amount of xx from the new UPB. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2033.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ULXJVHFWWN2	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.499%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	85.000%	85.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been exempted.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage on the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
9H0IT8JE03N	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	Other	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	85.000%	85.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	3.375%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2010 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignee is "xx" which was recorded on xx/xx/2010. However, it should be with "xx".
There is a civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
There are 2 HOA liens found against the subject property in the total amount of xx in favor of "xx" which were recorded on xx/xx/2021 and xx/xx/2021 respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current rate of interest is 3.375%. The current UPB reflected in the payment history is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has been modified on xx/xx/2013 with a principal balance of xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement that was signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx, out of which xx is interest bearing and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.375% starting on xx/xx/2018, which will be changed in 3 steps until the new maturity date of xx/xx/2033. This modification consists of a balloon payment for the amount of xx, and it will be due on the maturity date.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment RequiremenTAnti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
RA9TGPK78P5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with lender xx. in the amount of xx
The chain of assignment has been completed. The current assignment is with xx.
There are multiple judgments against the borrower recorded on different date and with different dates plaintiffs in the total amount of xx.
The first half county taxes for 2022 are delinquent in the amount of xx which were good through xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     xx, the note holder will choose a new index that is based upon comparable information."xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
BBOMVJV2J6B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	4.250%	xx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with lender xx. in the amount of xx
The chain of assignments has not been completed. The current assignment is with xx. It should be with xx.
There is a junior mortgage against the subject property originated on xx/xx/2003 and recorded on xx/xx/2003 with lender xx. in the amount of xx
The annual combined taxes for 2022 have been paid in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The current status of the loan is in bankruptcy.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.250%. The current UPB is reflected in tape for the amount of xx.
According to the PACER, the borrower filed for bankruptcy under chapter 13 with case#xx on xx/xx/2019. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by xx on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. The bankruptcy was dismissed on xx/xx/2022. The date of last filing bankruptcy was xx/xx/2023.
No evidence have been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers "xx" filed for bankruptcy under chapter 13 with case#xx on xx/xx/2019. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage of xx. The bankruptcy was dismissed on xx/xx/2022.	This modification agreement was signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2013. The new modified UPB is xx. The borrower promises to pay the P&I of xx with an interest rate of 4.250% beginning from xx/xx/2013 till the maturity date of xx/xx/2033. The balloon payment of xx will be due on maturity date.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx).
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CRUSYQQV7V7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.500%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
No active judgments or liens have been found.
The annual county taxes for 2022-2023 were paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is in performing.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx/xx/2022 the borrower's has been impacted by covid-19. FB plans ran and were extended several times from xx/xx/2022.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
The property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on effective date of xx/xx/2017. The borrower agreed to pay the UPB of xx with a 3.500% interest rate, with the P&I of xx, and a fixed amortized type for the period that started on xx/xx/2017 and ended on xx/xx/2033. The final balloon payment on the interest bearing principal balance in the amount of xx is due on the maturity date.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     xx, the note holder will choose a new index that is based upon comparable information."xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
49P9XCCFN6V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.859%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	3.875%	xx	xx/xx/2019	Financial Hardship	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in favor of "xx" in the amount of xx with Book/Page# xx .
The chain of assignment is incomplete. Currently, the last assignment is with "xx". However, it should be with "xx".
There is one junior mortgage active against the subject property in the amount of xx in favor of "xx" recorded on xx/xx/2005 with Book/Page# xx .
There are three junior IRS liens active against the subject borrower in the total amount of xx in favor of same plaintiff "xx" recorded on different dates.
There are multiple junior state tax liens active against the subject borrower in the total amount of xx in favor of same plaintiff "xx" recorded on different dates.
There are two junior judgments active against the subject borrower. The first was recorded on xx/xx/2008 in the amount of xx in favor of "xx". The second was recorded on xx/xx/2018 in the amount of xx in favor of "xx".
There is one junior hospital lien active against the subject borrower in the amount of xx in favor of "xx" recorded on xx/xx/2008.
There is one junior child support lien active against the subject borrower in the amount of xx in favor of "xx" recorded on xx/xx/2020.
There is one more junior IRS lien available in UT in the amount of xx in favor of "xx" recorded on xx/xx/2019. However, the SSN# is inconsistent with the borrower's SSN#.
The second installment of combined taxes for the year 2022 for total 3 parcel# xx the total amount of xx for xx/xx/2023.
No delinquent taxes have been found for the prior year.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The status of the current occupancy is not available in the latest comments.
No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2019 and the new modified principal balance is xx. The borrower agreed to pay the modified P&I of xx with a modified interest rate of 3.875% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2033. The modification shows a balloon amount of xx which will be due and payable at maturity. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
D3LKK9B2J35	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2008	xx	Not Applicable	2.250%	xx	xx/xx/2008	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
There is one credit card judgment open against the borrower in the amount of xx which was recorded on xx/xx/2018 in favor of xx.
There is one IRS lien open against the borrower in the amount of xx which was recorded on xx/xx/2018 in favor of xx.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.250%.
As per the servicing comment dated xx/xx/2020, the income of the borrower's husband was impacted by Covid-19. No further information has been found.
According to servicing comments dated xx/xx/2016, the roof of the subject property was damaged, but the estimated cost of repairs is not available. However, no evidence has been found to confirm the current status of repairs in the latest collection comments.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2008 with a 3-step amortization with a new principal balance of xx and a new interest-bearing principal amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.250% beginning on xx/xx/2008, and the new maturity date is xx/xx/2033.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q74DWCTLNOK	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	No	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	7.750%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	77.474%	77.474%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	5.125%	xx	xx/xx/2015	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with "xx" recorded on xx/xx/2013. However, it should be with xx.
There is an active prior mortgage against the subject mortgage in favor of the xx which was recorded on xx/xx/1997 for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.

The annual county taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.125%. The loan has been modified. The foreclosure was not initiated. The borrowers xx and XXXX, xx filed for bankruptcy under chapter 7 with the case# xx on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014. As per the comment dated xx/xx/2021, the subject property is tenant occupied. As per the comment dated xx/xx/2021, the subject property is located in a FEMA disaster zone due to Michigan Severe Storms, Flooding, and Tornadoes that began on xx/xx/2021. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx and XXXX, xx filed for bankruptcy under chapter 7 with the case# xx on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.	The modification agreement was made on xx/xx/2015 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 5.125% beginning on xx/xx/2015 till maturity date of xx/xx/2033. The final balloon payment on the interest bearing principal balance of xx is due on the maturity date.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZJP5BZ49BZM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.950%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	77.000%	77.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 with lender xx which was recorded on xx/xx/2003 for the amount of xx. The chain of assignment of the subject mortgage is incomplete, as the subject mortgage is currently with "xx" instead of "xx".
No active liens or judgments have been found on the updated title report.
The annual combined taxes for 2022 has been paid on xx/xx/2022 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 8.950%, and the current UPB is xx.	Collections Comments:Review of the collection comments shows that the borrower is current on the loan. The next due date is xx/xx/2023, and the current UPB is xx. As per the servicing comment dated xx/xx/2014, the subject property is owner occupied. No information have been found regarding the foreclosure, bankruptcy, and damage in the available servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5T3PR2VE4FZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.150%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	2.000%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
As per the review of the updated title report dated xx/xx/2023, the annual water sewer charges for 2023 have been delinquent in the amount of xx which were due on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.000%.
As per the seller's tape data, the subject property type is owner-occupied.
No information has been found related damage or repairs.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with a P&I of xx, a rate of interest of 8.150%, and a maturity date of xx/xx/2033. The P&I as per updated payment history as of the date is xx and the rate of interest is 2.000%; however, there is a reduction in P&I and rate of interest with respect to the original note data, and it seems that there would be a possible loan modification, but a copy of such a loan modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Insurance Sales Disclosure"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     xx, the note holder will choose a new index that is based upon comparable information."xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XQ25PVAACDG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.500%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
There is real estate lien found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2018.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.500%.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2017. The new modified rate is 3.500% and borrower promises to pay the P&I of xx which began on xx/xx/2017. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2033. Reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. TX Loan Agreement Notice.
2. Commitment RequiremenTAnti-Tying.
3. Home Equity Consumer Disclosure.
4. Home Equity Loan Interest and Fees Preclosing Disclosure.
5. Home Equity Loan Copies of Documents.
6. Home Equity Loan Rescission Notice.
7. Fair Market Value of Homestead Property Acknowledgment.
8. Home Equity Loan Notice of Address for Borrower Notification of Violation.
9. Choice of Insurance Notice.
10. Collateral Protection Insurance Disclosure.
11. Non-Deposit Investment Product Disclosure Are there any promotional materials.
12. Insurance Solicitation/Post Commitment Requirement.
13. Construction Loan Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
SBZ80VY77HV	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.650%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx. The chain of assignments has not been completed. Currently, the mortgage is with xx. I Trust. However, it should be with xx. There is one HOA lien against the xx in favor of the xx in the amount of xx, which was recorded on xx/xx/2006. There are four junior criminal judgments against the borrower in favor of the xx in the amount of xx which were recorded on different dates. All prior years' taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2022, the property is located in FEMA disaster declared area.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Subject loan is ARM transaction. However, Loan program disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LBBGLIMU8L3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.950%	300	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of xx. The current assignee is "xx" which was recorded on xx/xx/2013. However, it should be with "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2000 with the instrument | xx# xx/xx/2000.
No active judgments and liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The rate of interest is 7.95%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available from the collection comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OCAD1R3KAVI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignee is "xx" which was recorded on xx/xx/2019. However, it should be with "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2003 which was recorded on xx/xx/2003.
There are multiple state tax liens found against the borrowers in favor of "xx" which were recorded on different dates. However, the amount of liens is not mentioned in the supportive document.
There are multiple IRS liens found against the borrower in favor of "xx" which were recorded on different dates. However, the amount of liens is not mentioned in the supportive document.
There are multiple civil judgments found against the borrower in favor of xx which were recorded on different dates. However, the amount of judgments is not mentioned in the supportive document.
The annual county annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.125%. The current UPB is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx and the deferred balance is xx.
No foreclosure activity has been found.
According to the PACER, the borrowers "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2018. The debtor was discharged on xx/xx/2022 and the case was fully terminated on xx/xx/2022.
The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2018. The POC (xx) was filed by the creditor "xx" on xx/xx/2018 for the secured claim amount of xx and the amount of arrearage is xx. The Chapter 13 (xx) plan was filed on xx/xx/2018 and confirmed on xx/xx/2018. The borrower shall pay the amount of xx per month for 36 months to the trustee under the Chapter 13 plan. The debtor was discharged on xx/xx/2022 and the case was fully terminated on xx/xx/2022.	This is a conventional fixed-rate mortgage that originated on xx/xx/2003 with a P&I of xx, a rate of interest of 7.375%, and a maturity date of xx/xx/2033. The P&I as per payment history is xx and the rate of interest is 5.125%. There is a reduction in P&I and interest rates with respect to note data which seems that there would be a possible modification. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VG9ZO1WUTGZ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	7.875%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	96.774%	96.774%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
According to the PACER report, the borrower "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2014. The BK was discharged and terminated on xx/xx/2014.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2014. The BK was discharged and terminated on xx/xx/2014.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is locate in xx. The following state disclosures are missing from the loan file.
Fair Housing Notice.
Homeownership Protection Center Disclosures.
Notice of Free Choice of Agent or Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
4B8R2O8DRTD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	No	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	78.039%	78.039%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	3.375%	xx	xx/xx/2015	Financial Hardship	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2003 in the amount of xx with xx, and it was recorded on xx/xx/2003.
The chain of assignment is incomplete. The loan is currently assigned to xx successor by merger to xx as Trustee for xx. It should be with xx.
There are multiple utility liens against the xx in favor of xx which were recorded on different dates.
There are water taxes utility charges for parcel# xx the above-mentioned liens with unpaid interest and late charges.
First installment of county taxes for 2022/2023 was paid in the amount of xx on xx/xx/2022
Second installment of county taxes for 2022/2023 was paid in the amount of xx on xx/xx/2023.
As per updated title report, no prior year's taxes are delinquent.	As per the review of updated payment history dated xx/xx/2023, the borrower is current on the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 3.3750%. The UPB mentioned in the updated payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.375%. The current UPB reflected in tape is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on effective date of xx/xx/2015. The borrower agreed to pay the UPB of xx with a 3.375% interest rate, the P&I of xx and a fixed amortized type for the period that started on xx/xx/2015 and ended on xx/xx/2033. A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XVJQPY8NBH2	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	7.615%	xx	xx/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 with the lender xx. in the amount of xx, which was recorded on xx/xx/2003. There is no chain of assignment as the subject mortgage is with the original lender, xx. However, the last assignment should be with xx. There are two junior mortgages that were originated against the subject property. The first junior mortgage was originated on xx/xx/2013 with the lender xx, a political subdivision of the State of Florida through its Department of Public Housing and xx, in the amount of xx, which was recorded on xx/xx/2013. The second junior mortgage was originated on xx/xx/2013 with the lender xx, a political subdivision of the State of Florida, in the amount of xx, which was recorded on xx/xx/2014. There are three credit card judgments against the borrower in favor of xx in the total amount of xx, which were recorded on xx/xx/2015, xx/xx/2017, and xx/xx/2017. The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.615%. The current UPB is xx, and the deferred amount is xx. As per the loan document located at "xx" the borrower has been making regular payments.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and the lender on xx/xx/2010. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.615% beginning from xx/xx/2010 with a maturity date of xx/xx/2033.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
TPG34OTGYXO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.999%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	90.000%	115.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	xx	xx/xx/2017	xx	Not Applicable	3.375%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx" with Book/Page# xx .
The chain of assignments is incomplete. Currently, the last assignment is with "xx". However, it should be with "xx".
There is one junior mortgage active against the subject property in the amount of xx in favor of "xx" which was recorded on xx/xx/2003 with Book/Page# xx .
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender with an effective date of xx/xx/2017, and the new principal balance is xx. The borrower promised to pay P&I in the amount of xx with a fixed interest rate of 3.375% starting on xx/xx/2017 until the maturity date of xx/xx/2033. As per modification, a final balloon payment of xx is due and payable on maturity. There is no deferred balance or forgiven principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
8AURMOXNEN8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Investor	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.375%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx, with xx, recorded with the Instrument/Book/Page# xx .
The chain of assignments has not been completed. The current assignment is with "xx". However, it should be with "xx".
There are two IRS liens against the xx in favor of the same plaintiff, "xx" totaling xx, which were recorded on different dates, xx/xx/2017 and xx/xx/2017, respectively. However, the IRS lien amount is greater than the original loan amount.
There is a state tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2016.
There is a civil judgment against the borrower in favor of the same plaintiff "xx" total in the amount of xx which was recorded on xx/xx/2021 and renewed on xx/xx/2021.
The combined taxes for 2022 were delinquent on xx/xx/2023 in the amount of xx which were good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 3.375%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx
The loan has been modified on xx/xx/2017 with a modified principal balance of xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property is occupied by the owner and in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2017 shows a new principal balance of xx. The borrower promised to pay the new modified P&I of xx with the new fixed interest rate of 3.375% beginning from xx/xx/2017 to the new maturity date of xx/xx/2033. This modification document consist of balloon payment for the amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
5TRRRW8ZI9K	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	62.500%	62.500%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with "xx". However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. A principal curtailment of xx has been applied on xx/xx/2022. The current UPB reflected as per the payment history is xx.
There is a payment change notice of effective date xx/xx/2022, which is located at "xx" shows the current P&I is xx and the interest rate is 3.625%.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2016, the subject property was damaged due to water on xx/xx/2015. The claim in the amount of xx was filed by xx. No comments have been found regarding the completion of the repairs.
As per the comment dated xx/xx/2014, the loan is in litigation. The matter of litigation was not mentioned in the servicing comments. As per the comment dated xx/xx/2015, litigation was resolved on xx/xx/2015.
The foreclosure was initiated on the loan. As per the notice of lis pendens, which is located at "xx", the complaint was filed on xx/xx/2013 with case #xx. The final judgment was entered on xx/xx/2015 in the amount of xx. As per the order to cancel the foreclosure sale, which is located at "xx", the sale scheduled for xx/xx/2016 was canceled, and the lis pendens is dissolved.
The modification agreement was made between the lender and borrower on xx/xx/2016.
Unable to determine the current condition and occupancy of the subject property.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated on the loan. As per the notice of lis pendens, which is located at "xx", the complaint was filed on xx/xx/2013 with case #xx. The final judgment was entered on xx/xx/2015 in the amount of xx. As per the order to cancel the foreclosure sale, which is located at "xx", the sale scheduled for xx/xx/2016 was canceled, and the lis pendens is dissolved. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2016. As per the modified term, the new principal balance is xx, and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.000% beginning on xx/xx/2016 with a maturity date of xx/xx/2033. The modification has a balloon provision in the amount of xx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Good Faith Estimate Hazard Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
ORXGLQ9XLAR	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.990%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	79.739%	79.739%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The subject mortgage foreclosed.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2016. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.
As per the comment dated xx/xx/2021, the FEMA disaster was declared on xx/xx/2021 for Texas severe winter storms.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2016. The voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Hence, the unsecured portion is xx. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XXJFKFHB8GC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	No	Other	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2003	xx	Primary	Yes	No	No	29.822%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	3.500%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 with the lender xx. in the amount of xx which was recorded on xx/xx/2003.
The chain of assignment has not been completed. The assignment of mortgage is with xx. However, the last assignment should be with xx.
There is a junior mortgage that was originated on xx/xx/2006 with the lender xx, NA in the amount of xx which was recorded on xx/xx/2007.
There are four ECB liens against the xx in favor of xx in the total amount of xx which was recorded on xx/xx/2022, xx/xx/2023, xx/xx/2023, and xx/xx/2023.
There is one municipal lien against the xx in favor of xx in the amount of xx which was good through date xx/xx/2023.
The annual installment of utility taxes for 2023 is delinquent in the amount of xx which was good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the borrower's income was impacted by the Covid-19 pandemic. The payment deferral has been processed for 12 months that began from xx/xx/2020 to xx/xx/2021 in the total amount of xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrowers and the lender on xx/xx/2018. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.500% beginning from xx/xx/2018 with a maturity date of xx/xx/2033. A final balloon payment on the interest bearing principal balance of xx is due on maturity date.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7.Co-Signer Notice Requirements
8. Default Warning Notice
9. New York Real Property Escrow Account Disclosure
10. Commitment Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5YVTXJKRKGT	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2022	xx	xx	3.615%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx" with Book/Page# xx .
The chain of assignment is incomplete. The current assignment is with "xx" instead of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2003 which was recorded on xx/xx/2003 with the Book/Page# xx .
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.615% which was applied for the due date of xx/xx/2023. The deferred balance is xx and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.615%, which was applied for the due date of xx/xx/2023. The deferred balance is xx, and the current UPB is xx. No bankruptcy has been filed. The foreclosure was initiated in 2019. According to the updated title report dated xx/xx/2023, the complaint "xx" was filed on xx/xx/2019. As per the collection comment dated xx/xx/2021, the judgment was entered on xx/xx/2021. As per the comment dated xx/xx/2022, the re-projected step sale was scheduled for xx/xx/2022. As per the comment dated xx/xx/2022 and the updated title "xx" the foreclosure case was dismissed on xx/xx/2022 due to the loan being modified on xx/xx/2022. As per the collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. According to the BPO report dated xx/xx/2021 located at "xx" the subject property was damaged and needed repairs for siding, exterior painting, roof, trash out, wall and ceiling repair, and flooring. The total estimated cost of repairs is xx. As per BPO dated xx/xx/2022 located at "xx" the interior condition of the property is poor and the home needs demolition. As per the collection comment dated xx/xx/2022, the borrower stated that the property has been recently vandalized. However, no comments have been found regarding repair completion. As per BPO dated xx/xx/2022, the subject property is vacant.
Foreclosure Comments:The foreclosure was initiated in 2019. According to the updated title report dated xx/xx/2023, the complaint "xx" was filed on xx/xx/2019. As per the collection comment dated xx/xx/2021, the judgment was entered on xx/xx/2021. As per the comment dated xx/xx/2022, the re-projected step sale was scheduled for xx/xx/2022. As per the comment dated xx/xx/2022 and the updated title "xx" the foreclosure case was dismissed on xx/xx/2022 due to the loan being modified on xx/xx/2022.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.615% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. The deferred balance is xx and the interest bearing amount is xx. The deferred balance of xx will be due as a balloon payment on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QTV2WDCHX1B	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.499%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	80.000%	80.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2021 are paid off in the amount of xx.  County taxes for 2022 are due in the amount of xx.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.499%.	Collections Comments:xx filed bankruptcy under chapter-13 on xx/xx/2004 with the Case# xx and debtor was discharged on xx/xx/2010.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
The details on foreclosure are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx filed bankruptcy under chapter-13 on xx/xx/2004 with the Case# xx and debtor was discharged on xx/xx/2010.
The POC was filed on xx/xx/2005 with the secured claim of xx with an arrearage of xx.
Currently, the bankruptcy case has been discharged.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MTBO78UFL7E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.125%	180	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	83.333%	83.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	Yes	32.650%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	3.125%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx, at C/xx However, it should be with xx.
There is a municipal lien against the xx in favor of xx, which was recorded on xx/xx/2014 in the amount of xx.
The first installment of combined taxes for 2022 has been paid in the amount of xx.
The second installment of combined taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2019, the roof of the subject property was damaged. No comments have been found regarding the date of loss or the estimated damage amount. However, as per the comment dated xx/xx/2021, the borrower informed the servicer that the repairs to the subject property are complete.
As per the comment dated xx/xx/2021, the reason for default is loss of income.
As per the comment dated xx/xx/2021, the subject property is owner occupied.
The modification agreement was made between the lender and borrower on xx/xx/2019.
As per the comment dated xx/xx/2018, the foreclosure was initiated on the loan in 2018, and the complaint was filed on xx/xx/2019. As per the comment dated xx/xx/2021, the foreclosure was closed as the loan was reinstated. As per the comment dated xx/xx/2022, the foreclosure was re-initiated on the loan in 2022. As per the comment dated xx/xx/2022, the step-complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2022, the foreclosure was put on hold for loss mitigation. Further details not provided.
According to the PACER, the borrower, "xx" filed the bankruptcy under Chapter 7 with case #xx on xx/xx/2020. The BK was discharged and terminated on xx/xx/2021.
Foreclosure Comments:As per the comment dated xx/xx/2018, the foreclosure was initiated on the loan in 2018, and the complaint was filed on xx/xx/2019. As per the comment dated xx/xx/2021, the foreclosure was closed as the loan was reinstated. As per the comment dated xx/xx/2022, the foreclosure was re-initiated on the loan in 2022. As per the comment dated xx/xx/2022, the step-complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2022, the foreclosure was put on hold for loss mitigation. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, "xx" filed the bankruptcy under Chapter 7 with case #xx on xx/xx/2020. The BK was discharged and terminated on xx/xx/2021.	The modification agreement was made between the lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2019 with a maturity date of xx/xx/2033. The modification has a balloon provision in the amount of xx. The loan has been modified four times since origination.
Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx of Lost Note-xx Page#xx", which states original note has been lost or misplaced. However, the scanned copy of the note is available in the loan file located at "xx of Lost Note-xx Page#xx"xx"	* Good Faith Estimate missing or unexecuted (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SW2LX5O6639	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	5.000%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
There are 2 credit card judgments open against the borrower; first one in the amount of xx which was recorded on xx/xx/2012 in favor of xx in the amount of xx which was recorded on xx/xx/2020 in favor of xx.
There is one junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2005 in favor of xx for XXXX.
The first installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.000%. As per tape data the deferred balance is xx.	Collections Comments:Currently, the loan is in collections.
As per review of the payment history dated xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.000%.
Collection comment dated xx/xx/2023 states that the subject property is located in a disaster area (xx) designated by FEMA that was declared on xx/xx/2023.
No information has been found related damage or repairs.
There is deferral agreement located at "xx" in the amount of xx on xx/xx/2018.
As per tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2010 with a 4-step amortization with a new principal balance of xx, out of which xx has been deferred, and a new interest-bearing principal amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.000% beginning on xx/xx/2010, and the new maturity date is xx/xx/2033.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WKZHWORYWHS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.200%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Cash Out	100.000%	100.000%	No Documentation	Not Applicable	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	3.125%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx".
The chain of assignment is incomplete. The last assignment is with "xx". However, it should be with "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/1999 which was recorded on xx/xx/1999 with the instrument#xx
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is 1 month delinquent on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2023, the borrower is 1 month delinquent on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. No comments have been found regarding the FB plan.
As per collection comment dated xx/xx/2021, the subject property was damaged due to bad weather. As per comment dated xx/xx/2021, insurance claim check was sent to the borrower. However, the nature of damage and cost of repair are not available. Unable to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2016 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.125% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2033. Modification shows that a balloon payment of xx is due on maturity. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. TX Loan Agreement Notice.
2. Commitment RequiremenTAnti-Tying.
3. Home Equity Consumer Disclosure.
4. Home Equity Loan Interest and Fees Preclosing Disclosure.
5. Home Equity Loan Copies of Documents.
6. Home Equity Loan Rescission Notice.
7. Fair Market Value of Homestead Property Acknowledgment.
8. Home Equity Loan Notice of Address for Borrower Notification of Violation.
9. Choice of Insurance Notice.
10. Collateral Protection Insurance Disclosure.
11. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
12. Insurance Solicitation/Post Commitment Requirement.
13. Construction Loan Disclosure."
* Note has LIBOR Index without Replacement Clause (Lvl 2)     xx, the note holder will choose a new index that is based upon comparable information."xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
UDNY6WSVRCP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.500%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx".
The chain of assignments has not been completed. The current mortgage is with "xx". However, it should be with "xx".
There is an IRS lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2013.
There are 4 civil judgments found against the borrower in favor of the xx in the total amount of xx which were recorded on xx/xx/2017, xx/xx/2017, xx/xx/2018, and xx/xx/2022 respectively.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is one month delinquent with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 4.50%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2023, the borrower is one month delinquent on the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The reason for the default is not available in the collection comments. The loan was modified on xx/xx/2018 with a modified principal balance of xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. As per the BPO report dated xx/xx/2022 located at "xx" the subject property is occupied by the owner and is in average condition. However, as per the seller's tape data, the current occupancy is vacant. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2018 shows the new modified unpaid principal balance of xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.500% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2033. There is a balloon payment for the amount of xx, which will be due on the maturity date.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     xx, the note holder will choose a new index that is based upon comparable information."xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0K8V2H3HVQI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	5.750%	xx	xx/xx/2012	Financial Hardship	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2003 in the amount of xx with xx, and it was recorded on xx/xx/2003.

The chain of assignment is incomplete. The loan is currently assigned to xx successor by merger to xx as trustee for xx. It should be with xx.

There are multiple judgments open against the borrower in the total amount of xx with xx.

There is a prior child support lien against xx which was recorded on xx/xx/2004 in the amount of xx.

Annual combined county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.

As per updated title report, no prior year's taxes are delinquent.	As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is in performing.

As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The UPB mentioned in the updated payment history is xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

As per the collection comment dated xx/xx/2021 the FEMA disaster was declared on xx/xx/2021 for Oklahoma Severe Winter Storms (xx). We are unable to determine from the available collection comments whether the subject property was affected by FEMA disaster or not.

The property is owner-occupied and in average condition. According to servicing comments dated xx/xx/2021, the subject property was damaged due to a car hitting it. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on effective date of xx/xx/2012. The borrower agreed to pay the UPB of xx with a 5.750% interest rate, the P&I of xx, and a fixed amortized type for the period that started on xx/xx/2012 and ended on xx/xx/2033. The borrower agreed to pay xx on the maturity date.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QIKLMS5XD0F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx".
There is a break in assignment from xx to xx The mortgage is currently assigned to "xx" which was recorded on xx/xx/2020. However, it should be with "xx".
There is a credit card judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2018 and it was renewed on xx/xx/2022.
The annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is one month delinquent with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 7.250%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2023, the borrower is one month delinquent on the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The reason for the default is not available in the collection comments. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. As per the BPO report dated xx/xx/2017, the subject property needs repairs for a total of xx. As per the comment dated xx/xx/2022, the borrower stated that she wanted LPI to pay for her roof repair. However, the LPI stated to the borrower that they would not cover the damage. The date of loss and estimated cost of repairs are not available. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Insurance Sales Disclosure.
2. Anti-Coercion Notice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
EQ1MY2LZV0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	No	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	85.000%	85.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	3.000%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003 with instrument#xx The chain of assignments has not been completed. The assignment of mortgage is with xx. which was recorded on xx/xx/2009. However, the last assignment should be with xx. There are two prior mortgages that were originated against the subject property. The first mortgage was originated on xx/xx/1990 with the lender xx in the amount of xx, which was recorded on xx/xx/1990. A second mortgage was originated on xx/xx/1990 with the lender xx. in the amount of xx, which was recorded on xx/xx/1990. There are two HOA liens against the xx in favor of xx. in the total amount of xx that were recorded on xx/xx/2018 and xx/xx/2021. There is a water and sewer lien against the xx in favor of the xx, which was recorded on xx/xx/2012 and renewed on xx/xx/2019. There is a junior mortgage that was originated on xx/xx/2004 with the lender xx, which was recorded on xx/xx/2004. There are two UCC liens against the xx in favor of xx, which were recorded on xx/xx/2014 and xx/xx/2018. The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. According to the PACER, the borrower xx filed for bankruptcy under chapter-13 with case#xx on xx/xx/2008. The bankruptcy case was dismissed on xx/xx/2008, and the case was terminated on xx/xx/2008. No foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2008. The bankruptcy case was dismissed on xx/xx/2008, and the case was terminated on xx/xx/2008.	The loan modification agreement was made between the borrower and the lender on xx/xx/2020. As per modified terms, the new modified unpaid principal balance is xx. The amount of xx from the new principal balance is deferred, and the interest-bearing principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000%. The first modified payment due date was xx/xx/2020, and the maturity date will be xx/xx/2033. A final balloon payment on the interest bearing principal balance of xx is due on maturity.	Affiliated Business Disclosure
Credit Application
Good Faith Estimate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the seller-paid points and fees exception test due to this loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including xx is explicitly provided for "Seller-Paid Points and Fees.

The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx).
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
TONXPC6CB4T	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	No	Unavailable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage recorded copy is missing from the updated title. The unrecorded copy shows the mortgage was originated on xx/xx/2003, in the amount of xx in favor of "xx". The chain of assignments has not been provided. There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx, which was originated on xx/xx/1997 and recorded on xx/xx/1997. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2022, the subject property is located in a disaster area designated by FEMA for Kentucky severe storms, flooding, landslides, and mud slides (xx). As per the comment dated xx/xx/2022, the borrower filed a claim. However, no comments have been found regarding the date of loss, an estimate of the amount to repair the damages, or the completion of repairs. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YTA14C45AU7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 12	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Purchase	83.556%	83.556%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of "xx" with Book/Page# xx . The chain of assignments is incomplete. The current assignment is with xx, it should be with "xx". There is one junior mortgage active against the subject property in the amount of xx in favor of "xx" recorded on xx/xx/2004. There are three junior state tax liens active against the subject borrower in the total amount of xx in favor of the same plaintiff, "xx" recorded on xx/xx/2019. There is one junior judgment active against the subject borrower in the amount of xx in favor of "xx" recorded on xx/xx/2020. No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
The occupancy of the subject property is not available in the collection comments.
No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers "xx" filed for bankruptcy under Chapter 12 with case# xx on xx/xx/2006. As per voluntary petition, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The plan was confirmed on xx/xx/2007. No evidence has been found regarding cram down. The bankruptcy case was discharged on xx/xx/2013 and also got terminated on xx/xx/2013.	This is conventional ARM mortgage originated with xx&I of xx and interest rate of 7.375%. According to the payment history as of xx/xx/2023, the current P&I is xx and the interest rate is 3.250%. However, there is decrease in P&I and interest rate with respect to original note data. The required modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YQYIZI20EUZ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	85.000%	85.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.375%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx successor by merger to xx as trustee for xx. However, it should be with xx.
There is one junior mortgage active against the subject property in favor of xx, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx.
There is one federal tax lien against the xx in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
There is one state tax lien against the xx in favor of xx, which was recorded on xx/xx/2022 in the mount of xx.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2013, the foreclosure was initiated on the loan in 2013. The complaint was filed on xx/xx/2013. The final judgment was entered on xx/xx/2013. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2013.
According to the PACER, the borrower "xx", filed for bankruptcy under Chapter-13 with case #xx on xx/xx/2013. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.
The modification agreement was made between the lender and borrower on xx/xx/2017.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:As per the comment dated xx/xx/2013, the foreclosure was initiated on the loan in 2013. The complaint was filed on xx/xx/2013. The final judgment was entered on xx/xx/2013. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2013. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx", filed for bankruptcy under Chapter-13 with case #xx on xx/xx/2013. The voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2013 for the secured claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2014. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between the lender and borrower on xx/xx/2017. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.375% beginning from xx/xx/2017 with a maturity date of xx/xx/2033. The modification has a balloon provision in the amount of xx. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Agent Preference Disclosure
2) Casualty Insurance Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
PLJJ3S14EXD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	87.374%	87.374%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 with the lender xx. in the amount of xx which was recorded on xx/xx/2003 with xx#xx
The chain of assignment has not been completed. The assignment of mortgage is with xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The current tax information is not available in the updated title report.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.750% which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
I4WBWV6G5Y7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	300	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	7.500%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.
The chain of assignment is incomplete. The current assignment is with "xx" which was recorded on xx/xx/2020. However, it should be with "xx".
No active liens and judgments have been found.
Annual combined taxes for 2022 have been exempted.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.500% which was applied for the due date of xx/xx/2023. xx which was declared on xx/xx/2021. No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2016, and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.50% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2028. There is a balloon payment of xx due on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
• Choice of Insurer.
• Anti-Coercion Notice.
• Title Insurance Disclosure.
• Radon Gas Disclosure.
• Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
RRP9CJXZ93A	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.890%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.500%	xx	xx/xx/2021	Financial Hardship	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 with lender xx which was recorded on xx/xx/2003 for the amount of xx. The chain of assignment of the subject mortgage is incomplete, as the subject mortgage is currently with "xx" instead of xx in the amount of xx, which was recorded on xx/xx/2015 in favor of xx, which was recorded on xx/xx/2020 in favor of xx. There is one state tax lien against xx in favor of the xx, which was recorded on xx/xx/2020. The annual combined taxes for 2023 were paid on xx/xx/2022 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.500%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing. Review of the collection comments states that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.500%, and the current UPB is xx. Loan modification agreement was made between the borrower and lender on xx/xx/2021. According to the loan modification agreement, the first payment was due on xx/xx/2021. The new maturity date is xx/xx/2034. No information has been found regarding the bankruptcy, foreclosure, current occupancy, or damage in the available servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2021. According to the loan modification agreement, the first payment is due on xx/xx/2021. The new modified P&I is xx, and the rate of interest is 3.500%. According to the modification agreement, the modified UPB is in the amount of xx, and the interest bearing amount is xx. The new maturity date is xx/xx/2034.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
PNY13IEIONQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	92.784%	92.784%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	5.520%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2004 in the amount of xx in favor of xx. The current assignee is "xx" which was recorded on xx/xx/2020. However, it should be xx, in favor of xx, for the amount of xx, which was recorded on xx/xx/2020. There are multiple state tax liens found against the borrower in favor of the "xx" which were recorded on different dates. However, the amount of the liens is not mentioned in the supporting document. There are multiple IRS liens found against the borrower in favor of the "xx" which were recorded on different dates. However, the amount of the liens is not mentioned in the supporting document. There are multiple civil judgments found against the borrower in favor of xx, which were recorded on different dates. However, the amount of judgments is not mentioned in the supporting document. The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.250%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan was modified on xx/xx/2013 with a principal balance of xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement that was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.520% starting on xx/xx/2013, until the new maturity date xx/xx/2033. However, as per the loan recast document located at "xx", the P&I is 430.24 and the rate of interest is 5.25%. The payment started on xx/xx/2019 with the same maturity date of xx/xx/2033. There is a balloon amount of xx which will be due on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ADPID56RR2M	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	2.875%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx in favor of xx. The current assignment is with "xx". However, it should be with "xx".
There are two civil judgments against the borrower in favor of xx which were recorded on different dates total in the amount of xx.
There is a judgment for demolition recorded on xx/xx/2017 in the amount xx with instrument# xx
The first and second installments of county taxes for 2022 are due total in the total amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2020 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.875% beginning from xx/xx/2020 to the new maturity date of xx/xx/2051.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
1BV6KW2HPZX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003 with xx#xx
The chain of assignment has not been completed. The assignment of mortgage is with xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023. The delinquent taxes for the prior year have not been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.125% which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
IX7UW3IL51V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.123%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender, xx and liens have been found. The first installment of county taxes for 2022-2023 was paid in the amount of xx on xx/xx/2022. The second installment of county taxes for 2022-2023 is due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The P&I is xx and the rate of interest is 4.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "server" for 15 years.
The Covid-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
747S8RYZHKH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	36.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignments. Currently, the assignment is with the original lender, xx.
There is one junior mortgage against the subject property in favor of xx, which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx.
The annual installment of combined taxes for 2022 has been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan. The next due date is xx/xx/2023 and the last payment was received on xx/xx/2023 in the amount of xx with the interest rate of 4.375% and xx, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan. The next due date is xx/xx/2023 and the last payment was received on xx/xx/2023 in the amount of xx with the interest rate of 4.375% and xx, which was applied for the due date of xx/xx/2023. The UPB reflected in the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 12 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I2K26Y4FWNE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	26.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 5 years. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Final Application Incomplete (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Loan Application Missing Or Unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
STSESQPYK2J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	91.867%	91.867%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	38.014%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignment is complete. The current assignment is with an original lender "xx".
No active judgments or liens have been found.
The annual combined taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per final loan application, the borrower has been working at "xx" as a "xx" for 120 months.
Unable to confirm the current condition and the occupancy status of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Final Application Incomplete (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6GQHO8HRRJG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.240%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The current mortgage is with "xx".
No active liens and judgments have been found.
Annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current rate of interest is 5.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower xx has been working at the movie tavern little rock as an assistant manager for 3 years.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CCNFU8ZER0S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	50.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. There is no chain of assignments. Currently, the assignment is with the original lender, xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. We are unable to determine when the last payment was received. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history tape data is xx.
As per the special FB agreement dated xx/xx/2023, located at „XXXX " the payments due from Dec-22 to May-23 in the amount of xx, to be deferred and the next due date changed to xx/xx/2023.
Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx. As per the special FB agreement dated xx/xx/2023, located at "xx" the payments due from Dec-22 to May 23 in the amount of xx are to be deferred, and the next due date is changed to xx/xx/2023. As per the final application, the borrower has been working at xx as a xx for 5.2 years. As per the comment dated xx/xx/2023, the reason for default is unemployment. Unable to determine the current condition and occupancy of the subject property. No comment pertaining to the damage to the subject property has been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx with xx"xx"	* Compliance Testing (Lvl 3) "Loan failed the qualified mortgage APR test due to an APR calculated 7.717% exceeds APR threshold of 7.580% over by +0.137%.

The loan failed the NC rate spread home loan test (NC GS §24-1.1F(xx)(xx)) because it is a rate spread home loan, as defined in the legislation. While the North Carolina rate spread home loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan is a conventional, manually underwritten, and non-performing loan. Currently, the borrower is in forbearance, and a signed forbearance letter is attached."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHE3TZNH5YJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	57.097%	57.097%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	53.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with an original lender is xx.
Tax status is to follow.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure or bankruptcy evidence has been found.
The loan was originated on xx/xx/2022. The Covid-19 attestation is available in the loan file and is located at "xx".
The status of the current occupancy is not available in the latest comments. No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Loan Origination Fee Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Capital Contribution paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
HOA Dues paid by Borrower: xx
Initiation Fee paid by Borrower: xx
Invoices paid by Borrower: xx
Processing Fee paid by Borrower: xx
Quarterly Sewer Storm water paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OCJYS68S4JP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Yes	Yes	No	43.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 with lender xx which was recorded on xx/xx/2020 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with xx.
The status of taxes is to be follow.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 2.875%, and the current UPB is xx.	Collections Comments:The current status of the loan is in performing.
Review of the collection comments states that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 2.875%, and the current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower has been working at xx as an "assistant greens superintendent" for 1.5 years.
No information has been found related to damage or repairs.
No information has been found regarding the current occupancy in the available servicing comments.
The loan was originated on xx/xx/2020 and the Covid-19 attestation is located at "xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2NHQB2GBJ5R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	37.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx" with Instr#xx
The chain of assignment is not provided. Currently, the mortgage is with the original lender "xx". However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of supplement county taxes for the years 2021 and 2022 are due in the total amount of xx.
The second installments of county taxes for 2022 are delinquent in the amount of xx which were due on xx/xx/2023 and the good through date is xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The rate of interest is 4.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since its origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final loan application, the borrower has been the owner of xx for 40 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer Transmittal (xx)	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx""	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WJF2YR3IOJ0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	55.156%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx" with Book/Page#xx .
The chain of assignment is complete. The current assignment is with an original lender "xx".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.875% which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. As per the final 1003, the borrower has been working at "xx" as a "xx" for 77 months. The status of the current occupancy is not available in the latest comments. No details of damages or repairs have been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the bona fide discount points test due to The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Revised Loan Estimate is missing (Lvl 3)     "xx"xx" and 675"xx"
																																																																																							* The property type does not match the Appraisal Report (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DGT6AG4DUYW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Secondary	Yes	Yes	No	38.605%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
The 1st installment of combined annual taxes for 2023 has been paid in the total amount of xx on xx/xx/2023.
The combined annual taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in the tape for the amount of xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape data, the subject property is a secondary home. As per the final application, the borrower has been working at xx as a xx for 5 years. No information has been found stating that the borrower's income was impacted by Covid-19. The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "BWR lives in Singapore. Subject approved as second home. Taking a conservative approach, treating as NOO. Elevated for client review"	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails origination fee test due to fees charged xx exceeds fees threshold of xx over by +xx.
Below origination fee test inclusion:
Application Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.
  Loan fails discount fee test due to fees charged xx exceeds fees threshold of xx over by +xx.
Below discount fee test inclusion:
Application Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Intent to Proceed Missing  (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
C42SL32CLRT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2021	xx	Investor	Yes	Yes	Yes	38.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with an original lender "xx".
No active judgments or liens have been found.
The combined annual taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2022. The Covid-19 attestation is available and is located at "xx".
As per final loan application, the borrower has been working at "xx" as a "xx" for 72 months.
No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Final Title Policy is not legible	xx	4: Unacceptable	* Final Title Policy is not legible (Lvl 4) "The tape shows that the Title insurance requirements in the were not met because the property located is near to XX and wetlands. Exceptions to coverage in title commitment reflects exceptions related the property being coastal tideland, wetland. Elevated for client review."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject NOO does not have a lease agreement. Tape shows rental income was not supported as BWR uses property for short term rentals like XX, XX… Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBJQOE9JQ0Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	41.202%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the seller's tape data and the appraisal report dated xx/xx/2018, which is located at "xx" the subject property appears to have an active leak in the master bedroom ceiling and basement, the exterior wood needs paint, and the carpets are in bad condition. As per the comment dated xx/xx/2022, the loan was modified on xx/xx/2021. Unable to determine the current condition and occupancy of the subject property. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 4.875%, and a maturity date of xx/xx/2048. The P&I as per payment history is xx, and the rate of interest is 4.875%. However, there is a difference in P&I with respect to the note. As per the comment dated xx/xx/2022, the loan was modified on xx/xx/2021, and the new maturity date is xx/xx/2061. However, the modification agreement is missing from the loan file.	Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"as is,"xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2018. Initial CD dated xx/xx/2018 reflects lender credit at xx, however, Final CD dated xx/xx/2018 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2018 and the SOL of 1 year is expired."
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WZQA6N86ICN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	52.250%	52.250%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	45.485%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower receives social security income.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows collateral and liability issues. Subject appraisal shows older property in need of material interior renovations. Exterior pictures are not close enough to assess but back porch may need work. Pool is not operational per appraiser and either needs to be fixed to be functional or closed off as it may be a safety hazard. Comps appear far superior. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WT54NJI7GKF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.181%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final application, the borrower is self-employed. He has been the owner of xx for 4.7 years.
As per the seller's tape data and appraisal report dated xx/xx/2021, which is located at "xx", the two front porches of the subject property are rotten and need to be replaced. The latest servicing comments are missing to confirm whether the repairs have been completed or not.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflect Appraisal Fee at xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated on xx/xx/2021 and the SOL of 1 year has expired."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4JF18Z96BZI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	36.994%	36.994%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	49.383%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is one junior mortgage active against the subject property in favor of xx. which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx.
The annual installments of city and county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 6 months.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BYNZV3NWELT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 which was applied to xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as an xx for 10 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Total of payments disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of xx for total of payments under disclosure is unknown as the fee itemization is missing."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KZDJGPSEK4L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	41.857%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
Annual combined taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 6.125%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history tape data is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx for 38 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required State Disclosures	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required State Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
931HJ9BB4GE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx loans, LLC.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2022 states the regular payment impacted by hurricane. The forbearance plan was approved for 2 months that began from xx/xx/2022 to xx/xx/2022. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. The borrower's employment details are not available in the final loan application.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * The property type does not match the Appraisal Report (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
R0158ML652S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	59.074%	59.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	35.152%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020. There is no chain of assignments as the subject mortgage is with the original lender, xx. There are five state tax liens against the xx, in favor of xx. Forester and Fire Warden of the County of XXXX, Fire Department, State of California, and xx, Tax Collector of the County of XXXX, State of California, totaled xx, which was recorded on different dates. There is one credit card judgment against the borrower, xx, in favor of xx in the amount of xx, which was recorded on xx/xx/2021. All prior years' taxes have been paid.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The loan is currently performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
As per final application, the borrower has been working at xx as a xx for 5 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "xx"the Note was not signed by the CoBorrower.xx and xx and both they were signed the mortgage. However, the note was signed by only "xx". BWR1 xx and BWR2 xx incomes were both used to qualify for loan."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "Loan is eligible for an appraisal waiver. However, property inspection waiver is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VPOM9N7LZYR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
No prior year's delinquent taxes have been found.

According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a recruiter for 72 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9KKYGRGKUZJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details from the final application and collection comments.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage on the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and appraisal in file show subject as assisted living facility and not a NOO residential property. Pictures show separate assisted living facility type rooms with common areas. File also contains residential agreement for the renters. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "Subject is a commercial type assisted living facility and not a NOO residential property. Appraiser notes property is best suited for residential. Comps in file appear to be residential style homes. Value does not appear to be supported. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CAJ8P7M88LO	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
There are five HOA liens against the xx in favor of xx, which were recorded on different dates in the total amount of xx.
There are multiple prior state tax liens against the xx in favor of the xx, which were recorded on different dates in the total amount of xx.
There is one state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2022, in the amount of xx.
There are two civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
There is one municipal lien in favor of xx, which was recorded on xx/xx/2014, and the amount of the lien is not mentioned on the supporting document. However, the address mentioned on the supporting document does not match the subject property.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2022, and the first payment was due on xx/xx/2022. According to payment history tape data as of xx/xx/2023, the borrower is currently delinquent for 6 months, and the next due date is xx/xx/2022. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history tape data as of xx/xx/2023, the borrower is currently delinquent for 6 months, and the next due date is xx/xx/2022. The current UPB reflected as per the payment history tape data is xx.
No comment pertaining to the damage on the subject property has been observed.
Unable to confirm the current employment details from the final application and collection comments.
As per the comment dated xx/xx/2022, the reason for default is the death of a family member.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TYL3D49D5RD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
There is a prior notice of commencement against the subject property for installing a boat lift which was recorded on xx/xx/2021. However, the amount is not mentioned in the supportive document.
The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 8.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition of the subject property is not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower's employment details are not available.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Property Marketability Issues (Lvl 3) "xx"xx-page #xx"xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QR80YW161WP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	3 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

2. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

3. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

4. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

5. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022. The amount is not provided.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

6. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

7. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
There is a civil judgment found against the subject property in favor of "xx" in the amount of xx, which was recorded on xx/xx/2022.
No prior year's delinquent taxes have been found.

8. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

9. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens have been found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

10. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

11. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

12. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

13. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

14. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

15. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

16. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

17. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

18. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

19. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

20. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

21. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

22. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

23. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

24. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

25. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

26. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

27. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is an active prior UCC mortgage against the subject property in favor of "xx" which originated on xx/xx/2009 and was recorded on xx/xx/2009 with the instrument Book/Page#xx . However, this prior mortgage is not listed in Schedule B of the final title policy as an exception. No recorded copy of release or satisfaction has been found in the updated title report.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

28. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022. However, the amount is not provided.
Taxes are to follow.
No prior year's delinquent taxes have been found.

29. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
There is a UCC lien found against the subject property in favor of "xx" which was recorded on xx/xx/2019.
Taxes are to follow.
No prior year's delinquent taxes have been found.

30. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
Taxes are to follow.
No prior year's delinquent taxes have been found.

31. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
There is an active prior UCC mortgage against the subject property in favor of "xx" which originated on xx/xx/2009 and was recorded on xx/xx/2009 with the instrument Book/Page#xx . However, this prior mortgage is not listed in Schedule B of the final title policy as an exception. No recorded copy of release or satisfaction has been found in the updated title report.
There is a civil judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

32. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens have been found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

33. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.

34. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
The annual utility charges for 2022 were due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

35. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
Taxes are to follow.
No prior year's delinquent taxes have been found.

36. xx
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" however, it should be with xx.
No active judgments or liens were found.
The combined taxes for 2022 are paid in the amount of xx. The utility charges are delinquent in the amount of xx which were good through xx/xx/2023.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx rate of interest is 3.750%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
Unable to determine the borrower's employment details due to missing 1003 documents.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Automated Appraisal Review Missing	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "1. xx, XX, Maryland
3. xx, XX, Maryland
4. xx, XX, Maryland
5. xx, XX, Maryland
6. xx, XX, Maryland
7. xx, XX, Maryland
10. xx, XX, Maryland
12. xx, XX, Maryland
15. xx, XX, Maryland
16. xx, XX, Maryland
17. xx, XX, Maryland
18. xx, XX, Maryland
20. xx, XX, Maryland
23. xx, XX, Maryland
26. xx, XX, Maryland
34. xx, XX, Maryland
35. xx, XX, Maryland

ProTitle shows this as severe issue. The subject leasehold agreement is not in the file. Reaching out to PT for further information. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"xx, xx, MD.""
* Automated Appraisal Review Missing (Lvl 3)     "Provide secondary valuation for the following properties:
1) xx, xx, MD
2) xx, xx, MD."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Tax certificate is missing for the following properties:

1. xx
2. xx
3. xx
4. xx
5. xx
6. xx
7. xx
8. xx
9. xx"	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Multiple Source Docs	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D5SCIJAKLFS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	76.203%	76.203%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. UT review for the property "xx"-
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
There is a "xx" active against the property in favor of "xx", which was recorded on xx/xx/2004. The amount of judgment was not mentioned on the attached document.
There is one junior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2022. The amount of UCC lien was not mentioned on the attached document.
There are two amended junior UCC liens against the subject property which were recorded on xx/xx/2022. The amounts of UCC liens were not mentioned on the attached documents.
No prior year's delinquent taxes have been found.

2. UT review for the property "xx"-
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
There is one junior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2022. The amount of UCC lien was not mentioned on the attached document.
There are two junior amended UCC liens against the subject property which were recorded on xx/xx/2022. The amounts of UCC liens were not mentioned on the attached documents.
The annual county taxes for the year 2023 are due in the amount of xx for xx/xx/2023.
No prior year's delinquent taxes have been found.

3. UT review for the property "xx"-
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022, in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
There are two claims for gas service (xx) liens active against the subject property in favor of "xx" which were recorded on xx/xx/2013 and xx/xx/2014 in the total amount of xx.
There is one junior UCC lien against the xx in favor of "xx" which was recorded on xx/xx/2022. The amount of UCC lien was not mentioned on the attached document.
There are two amended junior UCC liens against the subject property which were recorded on xx/xx/2022. The amounts of UCC liens were not mentioned on the attached documents.
The annual county taxes for the year 2023 have been delinquent in the amount of xx which were due on xx/xx/2023 and were good through xx/xx/2023.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property. No comment pertaining to the damage on the subject property has been observed.
The final application is missing from the loan file. Hence, unable to determine the borrower's employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing	xx	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "Additional CDA valuations for following properties is missing in the loan file. Require additional valuation for following

1 xx
2 xx
3 xx 19131"
* Hazard Insurance (Lvl 3) "xx"xx"xx"	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOFRKEOEH64	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.650%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx" The chain of assignments is incomplete; the current assignee is "xx" instead of xx. The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.650%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is performing. As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.650%. The UPB mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. The borrower's employment is not available in the loan file. The occupancy of the subject property is not available. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CDFOWDST8E3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The chain of assignments has not been completed. Currently, the assignment of mortgage is with xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.375%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. The borrower's employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable	* Assets are not sufficient to close (Lvl 3) "Total asset balance insufficient to close. Audited asset balance is in the amount of xx. Total closing requirement is in the amount of xx, including CTC in the amount of xx and reserve requirement in the amount of xx."
* Income documentation does not meet guidelines (Lvl 3)     "Loan file is missing an active lease or rental agreement on the subject property. We require an active lease agreement for the subject property."
* Missing Appraisal (Lvl 3) "The subject property appraisal report is missing. We require a full interior and exterior appraisal."	Value:Unavailable Date:Unavailable Type:Unavailable	Value: Date: Type:Desk Review	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MMI1TTJH4D1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	80.000%	80.000%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2022. No active judgments or liens have been found. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The final application is missing from the loan file. Hence, unable to determine the borrower's employment details.
No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets are not sufficient to close (Lvl 3) "Total asset balance insufficient to close. Audited asset balance is in the amount of xx. Total closing requirement is in the amount of xx, including CTC in the amount of xx and reserve in the amount of xx."	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:12
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Verification of Mortgage	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NXR7U9TD9ST	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.970%	360	Unavailable	Unavailable	Conventional	Fixed	Refinance	64.198%	64.198%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	No	Yes	xx	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The first installment of combined taxes for 2022 has been paid in the amount of xx. The second installment of combined taxes for 2022 is due in the amount of xx. No prior year's delinquent taxes have been found. 2. xx According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the total amount of xx. No prior year's delinquent taxes have been found. 3. xx According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The first installment of combined taxes for 2022 has been paid in the amount of xx. The second installment of combined taxes for 2022 is due in the amount of xx. No prior year's delinquent taxes have been found. 4. xx According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. There is no chain of assignment. Currently, the assignment is with original lender xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the total amount of xx. No prior year's delinquent taxes have been found. 5. xx According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2022 have been paid in the total amount of xx. No prior year's delinquent taxes have been found. 6. xx According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. There is no chain of assignment. Currently, the assignment is with original lender xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the total amount of xx. No prior year's delinquent taxes have been found. 7. 813-xx Units 1-3, xx, OH According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The first installment of combined taxes for 2022 has been paid in the amount of xx. The second installment of combined taxes for 2022 is due in the amount of xx. No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 4.970%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details from the final application and collection comments.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) HUD-1 Closing Statement	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Provide ARR or CDA valuation for mentioned below properties. It is missing in the loan file. 1 xx
2 xx
3 xx
4 xx
5 xx
6 xx
7 813-xx Units 1-3 45005"
* Assets are not sufficient to close (Lvl 3)     "Loan file is missing asset documentation. Require complete asset documentation reflecting sufficient asset balance to cover the CTC requirement and reserve requirement. Reserve requirement is in the amount of xx."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IXI5TF4Y5XY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx.
According to updated title report dated xx/xx/2023, the chain of assignments is incomplete; the current assignee is "xx" instead of "xx"."

There is one prior UCC lien open against the borrower which was recorded on xx/xx/2018.
County taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.250%.
The borrower's employment details are not available in the loan file.
The details on foreclosure and bankruptcy are not provided.
The reason for default is not available.
As per the seller's tape data, the occupancy type is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RQZ8APYIPD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx in favor of xx. According to the updated title report dated xx/xx/2023, the chain of assignments is incomplete; the current assignee is "xx" instead of xx in the updated title report against the borrower or subject property. Combined taxes for 2022 were paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.375%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.375%.
The borrower's employment details are not provided.
The details on foreclosure and bankruptcy are not provided.
The occupancy of the subject property is not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Assets are not sufficient to close (Lvl 3) "Loan file is not documented with asset balance. Total closing requirement is in the amount of xx, including CTC in the amount of xx and reserve in the amount of xx."	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D8RZMUDJZC0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$836.72	xx	5.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments is completed. The last assignment is with xx.

There is a hospital lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The loan is interest only for 60 months.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The loan is interest only for 60 months.
The subject property is tenant occupied
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower's employment details.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan file is missing additional valuation. Lending guide requires an Appraisal Risk Review (xx) or Collateral Desktop Analysis (xx) as additional valuation."	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OSBGIVCNI6E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The chain of assignments has not been completed. Currently, the assignment of mortgage is with xx. However, the last assignment should be with xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The delinquent taxes for the prior year have not been found.	xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. The borrower's employment details are not available. The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing	xx	3: Curable	* Assets are not sufficient to close (Lvl 3) "Insufficient asset balance to close. Audited asset balance is in the amount of xx. Total closing requirement is in the amount of xx. Total asset is falling short in the amount of xx."
* Automated Appraisal Review Missing (Lvl 3) "Loan file is missing additional valuation. Lending guide requires an Appraisal Risk Review (xx) or Collateral Desktop Analysis (xx) as additional valuation."	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MW50I4RBTRC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	77.234%	77.234%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	2 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx. The last assignment should be with xx.
There is a prior mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2021.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. The borrower's employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets are not sufficient to close (Lvl 3) "Insufficient asset balance to close. Loan file is not documented with asset balance. Total reserve requirement is in the amount of xx."	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Verification of Mortgage	Mos Reviewed:12
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QKQUR5WNC5R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Cash Out	81.501%	81.501%	Full Documentation	No	xx	xx	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	50.654%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019.
There is no chain of assignments as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023.The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is in collection.
As per the review of payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the comment dated xx/xx/2022, the BWR is on active duty at air force reserve service. The active duty start date was xx/xx/2022. The comment further states that the federal benefits were afforded and the protections end date should be xx/xx/2050. Further details not provided.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IK958UDJ3GQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	Other	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	49.598%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
There are two HOA liens against the xx in favor of "xx" for the total amount of xx recorded on different dates.
There are two water/sewer/ utilities liens against the xx in favor of "xx" for the total amount of xx recorded on different dates.

There are three UCC liens against the xx in favor of "xx" recorded on different dates.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is delinquent for 1 month. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection. According to the payment history as of xx/xx/2023, the borrower is delinquent for a month. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. As per comment dated xx/xx/2023, the RFD is curtailment of income. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
8LXMDF0HB8J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2018	xx/xx/2018	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	56.634%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018, in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with original lender xx.
There is one real estate tax lien against the xx in favor of the xx, which was recorded on xx/xx/2022, in the amount of xx.
The first and second installments of combined taxes for 2021 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
As per the comment dated xx/xx/2022, the reason for default is the illness of the borrower.
As per the comment dated xx/xx/2022, the borrower's income was impacted by the Covid-19.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"xx/xx"xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.138% exceeds APR threshold of 6.080% over by +0.058%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CT average prime offer rate APR threshold test due to APR calculated 6.138% exceeds APR threshold of 6.080% over by +0.058%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
5VHQEZ6GWMK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2019	xx	Investor	Yes	Yes	No	49.657%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X60V7V35PUR	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	28.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx" .

The chain of assignments has not been provided. However, the current assignment is with with original lender, "xx".

No active liens and judgments have been found against borrower and property.

The combined annual taxes for 2022 are delinquent in the total amount of xx, which were good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The subject property is second home. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. As per 1003, the borrower has been working at xx as a xx for 444 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2ZM2U6NRZFQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	64.865%	64.865%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.055%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
The annual city taxes for the year 2022 have been paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current rate of interest is 3.130%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 17 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MDF09L4GQ8O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	62.000%	62.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	41.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx. There is no chain of assignments. Currently, the assignment is with the original lender, xx. No active judgments or liens have been found. The first and second installments of county taxes for 2021 have been paid in the total amount of xx. The first and second installments of county taxes for 2022 are due in the total amount of xx. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the final application, the borrower is self-employed. He has been the owner of xx for 1.6 years. As per the comment dated xx/xx/2023, the reason for default is an inability to sell property. No comment pertaining to the damage to the subject property has been observed. The comment dated xx/xx/2022 shows a payment dispute. No comments have been found on whether the dispute has been resolved or not. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D6CZSHJ50XL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Cash Out	77.083%	77.083%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	32.969%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2021 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
 As per the final application, the borrower has been working at xx as a xx for 1 month.
Unable to determine the current condition and occupancy of the subject property.
The tape shows that the second appraisal (xx) is subject to repairs with an estimated cost of xx to cure it. No comments have been found regarding the damages or the completion of repairs.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject loan closed with an appraisal which expired at closing. The tape and file shows that the second appraisal report (xx) is subject to repairs with an estimated cost of xx to cure it. The appraiser noted moisture in the basement, fire damage in the attic. Also, as per the appraiser, the roof does not appear to be finished with professional craftsmanship. The subject also has peeling paint along many areas of the exterior trim surfaces of the dwelling and the garage. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test due to fees charged xx. The following fees were included in the test: Flood Determination Fee paid by Borrower: xx Iowa Title Guaranty Fee paid by Borrower: xx Title Opinion Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GJK5F4PH3T1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	46.338%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". There are two prior state tax liens against the xx in favor of "xx" in the total amount of xx which were recorded on xx/xx/2017 and xx/xx/2018 respectively. There is a state tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current rate of interest is 4.130%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found. As per the final application, the borrower, xx, has been the owner of xx for 10 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X58KCROYC04	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	75.732%	75.732%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	33.501%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The mortgage is currently with the original lender "xx".
No active liens and judgments have been found.
The tax details are not available.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 3.125%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan was modified on xx/xx/2022 with a modified principal balance of xx. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The FB plan was started on xx/xx/2021. No foreclosure activity has been found. No details related to the bankruptcy have been found. As per the servicing comment dated xx/xx/2022, the subject property is occupied by the owner. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance of xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.125% starting on xx/xx/2022 and the new maturity date is xx/xx/2062.
xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2017 does not reflect Points-loan discount fee. However, CD dated xx/xx/2017 reflects Points-loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance, originated on xx/xx/2017 and the SOL of 3-years has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KBURI7DI3QN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	22.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021. There is no chain of assignment as the subject mortgage is with the original lender, xx. There is a UCC lien against the xx in favor of xx. which was recorded on xx/xx/2023. The second installment of supplemental county taxes for 2021 is delinquent in the amount of xx, which is good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx as a xx. engineer for 8 years. The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the property value is unsupported due to bad appraisal practices. Subject is located in suburban area and each comp has large adjustments in each direction in an attempt to arrive at value. Unsure as to actual value. The subject property is valued at xxk. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. However, CD dated xx/xx/2021 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2021 and the SOL of 1-year has expired.

																																																																																								TRID violation due to decrease in lender credit in final closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx. However, final CD dated xx/xx/2021 does not reflect lender credit. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZS0ZBYEWKGO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.190%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	52.764%	52.764%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	46.843%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 3.190%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is in the performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 15 years.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XCIBX72ATP5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.940%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	57.959%	57.959%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.168%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". However, it should be with xx.
No active judgments and liens have been found.
The 1st and 2nd installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 2.94%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "per diem nurse" for 108 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3)     "xx"
																																																																																							* The property type does not match the Appraisal Report (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MFUTJXNH63R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.940%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.940%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* DU/GUS/AUS has issues or conditions (Lvl 3) "xx"xx"xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1XX21KJ307G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.198%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with the original lender "xx".
No active judgments or liens have been found.
The first and second installments of the county taxes for the year of 2023 are due in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been the owner of xx for 372 months.
The subject property is owner occupied. No details of damages or repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3A5B8RWBO10	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	69.565%	69.565%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	42.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	xx which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per final loan application, the borrower has been working at xx as a xx for 44.8 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing Required Disclosures	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the loan is ineligible for delivery due to the presence of a special assessment of xx and missing supporting documentation. Elevated for client review."	* Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6TZ5DGNZPEM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	69.149%	69.149%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	43.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 11.10 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial LE	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows an unsupported property value due to bad appraisal practices. Subject suburban home valued at xxK. Comps in file are superior and required large adjustments in both directions in attempt to arrive at value. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"xx"xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VVVUPO01Z6V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Dakota	xx	xx	xx	South Dakota	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	84.853%	84.853%	Full Documentation	Yes	Not Applicable	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.401%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There are two civil judgments against the borrower in favor of the xx and xx in the total amount of xx which were recorded on xx/xx/2022 and xx/xx/2022.
The 2nd installment county taxes for 2022 are due in the amount of xx on xx/xx/2023. The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The current UPB is xx and deferred balance is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx and deferred balance is xx. The collection comment dated xx/xx/2021 states that the borrower's income was impacted by the Covid-19 pandemic. The forbearance plan was approved for 3 months, which began on xx/xx/2021 and ran until xx/xx/2022. No post-closing bankruptcy or foreclosure activity has been found. The collection comment dated xx/xx/2022 states that the subject property was damaged due to hail. The date of loss is xx/xx/2022 and an estimated cost of repair is xx. The insurance claim was filed on xx/xx/2022. No further details have been found regarding the completion of repairs. As per the final loan application, the borrower has been working at xx as a xx for 8 years. The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UX24D357LIQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	49.423%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	2.875%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The current assignment is with "xx" which was recorded on xx/xx/2019.
No active judgments and liens have been found.
The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is in the performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The reason for default is not available.
The loan has been modified on xx/xx/2023 with a modified principal balance of xx.
As per the review of the servicing comments, the foreclosure was initiated in 2021. However, the foreclosure file was put on hold due to loss mitigation.
No details related to the bankruptcy have been found.
As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The comment dated xx/xx/2021 reveals that the borrower was in an active FB plan till xx/xx/2021.
As per the servicing comment dated xx/xx/2023, the subject property is occupied by the owner. As per the collection comment dated xx/xx/2022, the FEMA disaster was declared from xx/xx/2022 to xx/xx/2022. However, the available collection comment does not show any damage. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2021. However, the foreclosure file was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2023 shows the new modified unpaid principal balance of xx and the deferred balance is xx. Hence, the interest bearing amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the original modification agreement contains an error. A correction letter was sent to the borrower to cure. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MB9HRUTZ7TY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.710%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender, "xx".

No active liens and judgments have been found against borrower and property.
The utility charges for 2022 are delinquent in the total amount of xx which were good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the RFD is curtailment of income.
The subject property is owner occupied
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Closing_Disclosure violations (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q92D39LUVXD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	72.469%	72.469%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	50.690%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is prior mortgage against the subject property that was originated on xx/xx/2017 with the lender xx in the amount of xx which was recorded on xx/xx/2017.
There is a UCC lien against the xx in favor of xx which was recorded on xx/xx/2022.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.750%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2023 states the reason for default is due to increasing bills and expenses. No post-closing bankruptcy or foreclosure activity has been found. The collection comment dated xx/xx/2023 states the subject property was damaged. An estimated cost of repairs and the date of loss are not available. No further information has been found regarding the completion of repairs. The collection comment dated xx/xx/2023 states the subject property is owner-occupied. The borrower's employment details are not available in the final loan application. The covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Required Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MY1MMPHCG6B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. The current assignment is with the original lender, xx, it should be xx. The county taxes for 2022-2023 have been paid off in the total amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. As per the final application, the borrower has been working at xx as a xx for 9 years. The loan was originated on xx/xx/2021. The required COVID-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2127G7LWA4P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.771%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2021 for the amount of xx. The chain of assignment of the subject mortgage is incomplete, as the subject mortgage is currently with "xx" instead of "xx".
No active lien and judgment have been found on the updated title report.
The first installment of annual county taxes for 2023 has been paid on xx/xx/2023 in the amount of xx.
The second installment of annual county taxes for 2023 is due on xx/xx/2023 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 6.125%, and the current UPB is xx.	Collections Comments:The current status of the loan is current. Review of the collection comments shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 6.125%, and the current UPB is xx. No information has been found regarding foreclosure, damage, bankruptcy, or current occupancy status in the available servicing comments. As per the final application, the borrower, "xx" has been working at "xx" as a "cook" for 1.7 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at +xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test: A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021.

Subject loan is a purchase, originated on xx/xx/2021 and the SOL of 1-year has expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SZCHTL9FGRP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	33.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with original lender "xx". However, it should be "xx".
There is a prior child support lien against the xx in favor of "xx" which was recorded on xx/xx/2017.
The second installment of county taxes for 2022/2023 is delinquent in the amount of xx which is good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been working at xx as a  xx for 64 months.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 7.449% exceeds APR threshold of 4.530% over by +2.919%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								CA AB 260 Higher-Priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to APR calculated 7.449% exceeds APR threshold of 4.530% over by +2.919%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HOIQVV849L9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the xx

The chain of assignments is not complete. The current assignment is with 'xx'. However, it should be with 'xx'.

No active judgments or liens have been found.

The other taxes for 2021 are delinquent in the total amount of xx, which are good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.375%. The current UPB is reflected in the tape for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023, which was applied to the due date of xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx.
The loan has not been modified since origination. No post-closing bankruptcy or foreclosure activity has been found.
The subject property is owner occupied.
No evidence has been found regarding COVID-19.
As per the final application, the borrower has been working at xx as a xx for 22 years.
No estimated damages or repairs have been found.
The required covid-19 attestation document is located at-xx XXXX__Full_Package_XXXX #pg334.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Mortgage Broker Fee at xx. However, final CD dated xx/xx/2021 reflects Mortgage Broker Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase, originated on xx/xx/2021 and the SOL of 1 year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 6.756% exceeds APR threshold of 4.420% over By +2.336%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed CA AB 260 Higher-Priced Mortgage Loan Test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to APR calculated 6.710% exceeds APR threshold of 4.420% over By +2.336%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X8EX6JQL71A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	39.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender xx, it should be with xx.
No active judgments or liens were found.
The first and second installments of county taxes for 2021/2022 are delinquent in the amount of xx which were good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been working at xx as a xx for 235 months.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test due to finance charge disclosed on final CD as xx. 04 calculated finance charge is xx  for an under disclosed amount of xx for finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TRID Total of Payments test  due to Total of Payments disclosed on final CD as xx calculated total of payments is xx for an under disclosed amount of  xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is available; however, COC is not getting tested.
Subject loan is purchase case, originated on xx/xx/2021 and 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 6.483% exceeds APR threshold of 4.560% over By +1.923% . HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed CA AB 260 Higher-Priced Mortgage Loan Test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to APR calculated 6.483% exceeds APR threshold of 4.560% over by +1.923%HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ODS2BQ3KOV3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
The first and second installments of county taxes for 2022 have been delinquent in the total amount of xx, which are good through xx/xx/2023.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the initial application, the borrower has been working at "xx", as a maintenance worker for 18.11 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable	* Application Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 7.056% exceeds APR threshold of 4.530% over By +2.526%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								CA AB 260 Higher-Priced Mortgage Loan Test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to APR calculated 7.056% exceeds APR threshold of 4.530% over By +2.526%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
OTQMLCDC2HC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.124%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.588%	80.588%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	48.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. Currently, the assignment is with the original lender xx, it should be with "xx".
No active liens or judgments have been found against the borrower or subject property.
The first, second, third, and fourth installments of county taxes for 2022/2023 have been paid on different dates in the total amount of xx.
The water and sewer taxes are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.124%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 50 months.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflect Loan Origination Fee at xx. However, CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on xx/xx/2021 and 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7ZF68PTBRZC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	69.900%	69.900%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	27.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been the owner of xx for 71 months.	According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 71 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.508% exceeds APR threshold of 4.640% over by +1.868%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 6.508% exceeds APR threshold of 4.640% over by +1.868%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1PV5QJIG9PE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	xx	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	39.959%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the constructor for 6.8 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
02VALKORA8I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	67.586%	67.586%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.986%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which was recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, xx. It should be with "xx". There is one prior active civil judgment open against the borrower in the amount of xx which was recorded on xx/xx/2019 in favor of xx. County taxes for 2022-2023 have been paid in the amount of xx. No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.
As per 1003, borrower has been working at "xx" as a "xx" for 114 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MF9RSDB0V1A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022. There is no chain of assignments as the subject mortgage is with the original lender, xx. However, it should be with xx. No active judgments or liens have been found. The second installment of county taxes for 2022 is due in the amount of xx on xx/xx/2023.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working as a xx with xx for 5 years.
The covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) xx. Services You Cannot Shop For/Services Borrower Did Not Shop For" validation test due to the loan contains a processing fee where "compensation to"xx"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FREUIRREI4L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	36.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The current assignment is with the original lender "xx". However, it should be with "xx".
There is one junior partial claim mortgage against the subject property originated on xx/xx/2022 in favor of the "xx" in the amount of xx which was recorded on xx/xx/2022.
There is one prior child support lien found against the subject borrower in favor of 'xx' which was recorded on xx/xx/2019. However, the amount of the lien is not provided on supporting documents.
There are two prior child support liens found against "xx" in favor of xx recorded on different dates. However, the amount of the lien is not provided on supporting documents. However, the SSN# provided on supporting document is inconsistent.
There is one water/sewer lien found against the property in favor of "xx" in the amount of xx recorded on xx/xx/2022.
There is one junior UCC lien found against the subject property in favor of "xx" recorded on xx/xx/2022. However, the amount of UCC lien is not provided on supporting document.
The second installment of county taxes for the year of 2021-2023 are due in the total amount of xx for xx/xx/2023.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 149 months.
The subject property is owner occupied. No damage/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 6.029% exceeds APR threshold of 5.120% over by +0.909%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed.

																																																																																								Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.065% exceeds APR threshold of 5.120% over by +0.945%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx). This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PRQOEFSSCTY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	11.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current assignment is with "xx". However, it should be "xx"
1.There is a HOA lien against "xx"xx"xx"xx in favor of "xx" in the amount of xx, which was recorded on xx/xx/2022. However, the property address and SSN provided on supportive documents do not match the subject property address and borrower's SSN.
3.There is a prior child support lien found against the borrower in favor of "xx" which was recorded on xx/xx/2014. However, the property address and SSN provided on supportive documents do not match the subject property address and borrower's SSN.
4.There are two prior state tax liens found against "xx, Individually and dba xx," which was recorded on xx/xx/2022. The supporting document does not show the lien amount.
The county taxes for 2022-2023 are paid off in the total amount of xx. The county taxes for 2021-2022 (xx) are delinquent in the total amount of xx, which were due on xx/xx/2023 and payable through xx/xx/2023. The county taxes for 2021-2022 (xx) are due in the total amount of xx, which are payable through xx/xx/2023.

According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. As per the final application, the borrower, 'xx', has been the owner of xx for 7 years. No information has been found related to damage or repairs. As per tape data, the property is occupied by the owner. No post-closing bankruptcy or foreclosure activity has been found. The loan has not been modified since origination. The covid-19 attestation document is located at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. However, CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1-year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LIDDVS91WEP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.305%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for 'xx DBA xx." The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx, DBA xx.xx." There is one UCC financial statement open against the borrower in favor of xx. County taxes for 2022 have been paid in the amount of xx. The second installment of county taxes for 2022 is due in the total amount of xx on xx/xx/2023. The first installment of county taxes for 2022 is delinquent in the amount of xx, which is payable through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 5.125%, and the PITI is xx. The UPB is xx.	Collections Comments:Currently, the loan is performing.
 As per a review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The current UPB is xx.
No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per seller tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as a "xx" for 3 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.533% exceeds APR threshold of 5.120% over by +0.413%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 5.533% exceeds APR threshold of 5.120% over by +0.413%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6NPAXSHSHI3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	32.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. There is no chain of assignments. Currently, the assignment is with the original lender, xx. However, it should be with xx. There is one UCC finance statement against the borrower in favor of "xx" which was recorded on xx/xx/2022. However, the amount of the lien is not mentioned on the supporting document. The annual installments of county taxes for 2022 were paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the final application, the borrower is self-employed. He has been the owner of "xx", for 3.5 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2022 reflects Mortgage Broker Fee at xx. However, final CD dated xx/xx/2022 reflects Mortgage Broker Fee at xx.
Initial LE dated xx/xx/2022 does not reflects Processing Fee. However, final CD dated xx/xx/2022 reflects Processing Fee at +xx.
This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1-year has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KQ5RSNZP0HE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with the original lender, xx, it should be with "xx". There are two prior civil judgments active against the subject borrower. The first was in the amount of xx in favor of "xx" recorded on xx/xx/2007. The second was in the amount of xx in favor of "xx" recorded on xx/xx/2011. However, the supporting documents show a writ of execution was issued for both judgments. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. As per the final application, the borrower has been working at xx as a xx for 271 months. The subject property is owner-occupied. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The below fees were included in the test:
2022 Sewer paid by Seller: xx
Atty Fee paid by Seller: xx
MERS Fee paid by Borrower: xx
Real Estate Commission Buyer paid by Seller: xx
Real Estate Commission Seller paid by Seller: xx
Referral Fee paid by Seller: xx
xx paid by Borrower: xx
Title - Closing Protection Letter paid by Borrower: xx
Title Transaction Platform Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Loan Origination Fee & Rate Lock Fee. However, CD dated xx/xx/2022 reflects Loan Origination Fee at xx & Rate Lock Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. Initial CD dated xx/xx/2022 reflects lender credit at xx. However, Final CD dated xx/xx/2022 does not reflect lender credit. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is purchase, originated on xx/xx/2022 and the SOL of 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.333% exceeds APR threshold of 5.010% over by +0.323%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.320% exceeds APR threshold of 5.010% over by +0.310%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XC55W2UPXK5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	No	First		xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360		xx/xx/2022	xx/xx/2022		Conventional	Fixed		Purchase	80.000%	80.000%	Alternative	No	xx	Not Applicable	Not Applicable			Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No			16.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender "xx". It should be 'xx'. No active judgments or liens were found. The combined taxes for 2021 (xx) have been paid off in the total amount of xx on xx/xx/2022 and xx/xx/2022. No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property is occupied by the owner. As per the final application, the borrower, "xx" has been the owner of xx for 2.4 years. The loan was originated on xx/xx/2022, and the COVID-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "This loan failed the CT nonprime home loan test due to the loan is a nonprime home loan, as defined in the legislation. The Connecticut nonprime home loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions; some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WNY1WH0MLEB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	21.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022. There is no chain of assignments as the subject mortgage is with the original lender, xx, it should be with xx. No active judgments or liens have been found. All prior years'xx's taxes are delinquent.	As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 6.750%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 5.10 years
The property is owner-occupied and in fair condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section B, C & E fees at xx. However, CD dated xx/xx/2022 reflects the sum of Section B,C & E fees at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on xx/xx/2022 and 1-year SOL has expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7LJADG32MOO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	34.473%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignments as the subject mortgage is with original lender xx, it should be with xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 6 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.611% exceeds APR threshold of 5.730% over by +1.881%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 7.611% exceeds APR threshold of 5.730% over by +1.881%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YBFS474PB7L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignment is incomplete. The loan is currently assigned to MERS as nominee for xx. However, it should be with xx.
No active judgments or liens found.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The subject property is tenant-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per the final application, the borrower has been self-employed (xx) and working as a xx for 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Transmittal (xx)	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
DISBP7SQKT7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	30.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignment is incomplete. The loan is currently assigned to MERS as nominee for xx for xx. It should be xx.
No active judgments or liens found.
The semi-annual county taxes for 2021 were paid in the total amount of xx on xx/xx/2022 & xx/xx/2022 respectively.
As per updated title report, no prior year's taxes are delinquent.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx, which applied to xx/xx/2023. The current P&I is xx with an interest rate of 5.625%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is performing. As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower has been the owner of xx for 5.5 years. The loan was originated on xx/xx/2022, and the Covid-19 attestation is located at "xx". The property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7KFVTEUUEB2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	36.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx". The chain of assignments has not been provided. The current assignment is with the original lender, xx, it should be with "xx". There is a prior credit card judgment available in UT in favor of "xx" in the amount of xx which was recorded on xx/xx/2014. However, the SSN# provided on the supporting document is inconsistent. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. The loan was originated on xx/xx/2021, and the Covid-19 attestation is located at "xx". As per the final application, the borrower has been working at xx as a xx for 149 months. As per the appraisal report dated xx/xx/2021 located at "xx", the subject property had some cosmetic damages. The siding sun damaged mainly south side needs repair/replace. The drywall ceiling in the living room was damaged and needs repair, retexturing, or painting. The kitchen cabinet doors were damaged or missing. Also, some doors were needs repair/replace. The paint was worn, and some damaged wood trim was visible. The estimated cost of the repair was xx. However, the 1004D/completion report is available at "xx" which shows all the improvements stated in the appraisal report have been completed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PLFKGOMK7S5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
There are seven prior state tax liens found against the borrower xx in the total amount of xx in favor of xx which were recorded on different dates.
There is a prior civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2014.
There is a prior child support lien found against the borrower in favor of "xx" in the total amount of xx which was recorded on xx/xx/2019.
There is a child support lien found against the borrower in favor of "xx" in the total amount of xx which was recorded on xx/xx/2023.
The annual combined taxes for 2023 have been paid in the total amount of xx on xx/xx/2023.
The annual school taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.75%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower's employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D6HRW7GGNQA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	35.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with book/page# xx in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender, "xx". However, it should be with xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is performing. As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. As per 1003, the borrower has been working at the "xx" as a "police officer" for 62 months. As per the seller's tape data, the subject property is owner-occupied. No information has been found related to damage or repairs. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable				3: Curable		* The property type does not match the Appraisal Report (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QW1LR84HZ49	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	35.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the mortgage is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 are due on xx/xx/2023 and xx/xx/2023 respectively in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.875%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 3.4 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Transmittal (xx)	xx	3: Curable		* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5EGX9L5DX51	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	35.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at the "xx" as a police officer for 3.4 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
95JMBW0VV4K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	36.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with the original lender, "xx".
No active liens and judgments have been found.
The first and second installments of county taxes for 2022 are due total in the amount of xx.
No delinquent taxes have been found of the prior year.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 60 months.
The subject property is owner occupied. No damage/repairs have been found in the collection comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the subject property was repurchased from FNMA due to the review of the appraisal report due to the comps used and adjustments applied. Subject appraised at xxK. Review of appraisal shows each comp has large adjustments in attempt to arrive at value. Value does not appear supported. Elevated for client review."	* LE/CD Issue date test Fail (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2VSMWD1CXRK	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.534%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
The annual installment of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual installment of school taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.99%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 15 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final closing disclosure is not signed by the primary borrower, i.e. XXXX."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Closing_Disclosure violations (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CH8L58UJDH4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". However, it should be with "xx".
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.490%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per 1003, the borrower has been working at xx as an xx for 420 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
OCP6KIT9EVQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.854%	80.854%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.182%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
The second installment of other supplement taxes for 2022 are due in the amount of xx on xx/xx/2023.
The first installment of other supplement taxes for 2022 have been delinquent in the amount of xx which were due on xx/xx/2023 and are good through till xx/xx/2023.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been the agency owner of xx for 72 months.
As per the collection comment dated xx/xx/2023, the subject property was impacted by the disaster. However, the type of disaster and the cost of repairs are unable to be determined. Unable to confirm the current condition of the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
SVOEYDHSROE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	78.833%	78.833%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.922%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	xx which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx as a xx for 1.10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx. The following fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (xx) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
W8GVROQRBZT	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	50.633%	50.633%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	45.959%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with the original lender, xx. The combined taxes for 2023 (xx) are due for xx/xx/2023 in the amount of xx. The combined taxes for 2023 (xx) are delinquent in the amount of xx, which were due on xx/xx/2023 and are good through xx/xx/2023. The combined taxes for 2022 are paid off in the amount of xx. The school taxes for 2022 are paid off in the amount of xx.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the last payment was received on xx/xx/2023 which was applied for xx/xx/2023 and the next due date for the payment is xx/xx/2023. The P&I is xx, interest rate is 4.990% and PITI is xx. The UPB is xx.	Collections Comments:According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022. The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The loan has not been modified since origination. No post-closing bankruptcy or foreclosure activity has been found. As per the final application, the borrower has been the owner of xx for 228 months. No estimated damages/repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A7UIC8REC1J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2022-2023 was paid in the amount of xx on xx/xx/2023.
The second installment of combined taxes for 2022-2023 is past due in the amount of xx.	xx which was applied to the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx", as a pharmacy operator for 10 months.
As per the comment dated xx/xx/2023, the subject property has been impacted by a natural disaster. CC's do not show any damage to the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
JRZJP0SX802	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Not Applicable	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.497%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignment is incomplete. The loan is currently assigned with xx.
No active judgments or liens have been found.
The semi-annual county taxes for 2022 were paid in the amount of xx on xx/xx/2022 and xx/xx/2023 respectively.
As per updated title report, no prior year taxes are delinquent.	As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.
As per the review of updated payment history dated xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 6.2 years.
The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Legal Description Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"
* Legal Description missing (Lvl 3)     xx, escalated to client". Further details not provided. Deed and mortgage show accurate legal. Seller docs post-review show no issue with matching legal on deed, mortgage and title."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VT69Y74WZL8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.135%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
There is a civil judgment against the borrower in favor of xx. in the amount of xx which was recorded on xx/xx/2022.
Annual combined taxes for 2021 have been paid for the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 4.875%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final loan application, the borrower has been working at xx as a xx for 20.1 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IHYY3YI2WNH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Virginia	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	34.474%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of city and combined taxes for 2022 were paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx for 9 months.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
W1M4EYM5XKG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	40.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. The chain of assignment has been completed. Currently, the assignment is with the original lender "xx". No active liens or judgments have been found against the borrower or subject property. The first and second installments of combined taxes for 2021 have been paid on xx/xx/2022 in the amount of xx and xx/xx/2022 in the amount of xx. No prior year's delinquent taxes have been found.	According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.500%.

Collections Comments:The current status of the loan is performing. According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The unpaid principal balance is xx. As per the comment dated xx/xx/2023, the subject property is owner occupied. As per the comment dated xx/xx/2023, the reason for default is excessive obligation. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx", as a manager vehicle services for 84 months. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2DD8W5RQJ18	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.570%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. Evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been working at xx as a xx for 5 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
3ZI4NYWG1HK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	94.767%	94.767%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has not been completed. Currently, the mortgage is with the original lender "xx".  However, it should be with "xx".
There is an active prior mortgage against the subject property in favor of xx for xx which was recorded on xx/xx/2021 for the amount of xx.
The combined and utility taxes for 2022 and 2023 have been paid on different dates in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 3.00%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx", as a laborer for 54 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the lender;

The following fees were included in the test:

Sewer and Trash fee paid by Lender: xx
Title - Transaction Management Fee paid by Lender: xx
Title-Closing Service Letter paid by Lender: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
8RTFGTIPQSA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2021	Conventional	Fixed	Refinance	44.080%	44.080%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	10.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx.
No active judgments or liens have been found.
The first and second installments of village, school and combined taxes for 2022/2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final application, the borrower has been working at "xx".
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:The subject mortgage was originated on xx/xx/2020 in the amount of xx and recorded on xx/xx/2021. There is a notice of lis pendens against the subject property, which was recorded on xx/xx/2022, and filed by xx. Further details regarding the proceedings are not available. The borrower is current with the loan.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"xx"xx"xx"xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XIKU8A7H56H	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2013	xx/xx/2013	VA	Fixed	Purchase	103.300%	103.300%	Full Documentation	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Primary	Yes	Yes	No	26.763%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.500%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 in the amount of xx in favor of "xx". The chain of assignments has not been completed. The current assignment is with xx, it should be with xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2018. There is a renewed judgment active against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2020. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy activity has been found. As per the collection comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided FB plan that ran from xx/xx/2021 to xx/xx/2022. As per the comment dated xx/xx/2022, the RFD is marital difficulties. The foreclosure was initiated in 2019. The complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2022. The sale was scheduled for xx/xx/2023. However, as per the collection comment dated xx/xx/2023, the scheduled sale date xx/xx/2023 was canceled and rescheduled for xx/xx/2023 due to FEMA hold. However, as per comment dated xx/xx/2023, the foreclosure was closed on xx/xx/2023 due to loan was modified on xx/xx/2023. As per the collection comment dated xx/xx/2022, the FEMA disaster was declared for "xx". However, as per the comment dated xx/xx/2022, the subject property has been impacted due to disaster. However, the cost of repair is not mentioned in the collection comment. Unable to confirm the current condition of the property.
Foreclosure Comments:The foreclosure was initiated in 2019. The complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2022. The sale was scheduled for xx/xx/2023. However, as per the collection comment dated xx/xx/2023, the scheduled sale date of xx/xx/2023 was canceled and rescheduled for xx/xx/2023 due to a FEMA hold. However, as per the comment dated xx/xx/2023, the foreclosure was closed on xx/xx/2023 due to the modification of the loan on xx/xx/2023.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender with an effective date of xx/xx/2023 and the new principal balance is xx. The borrower promised to pay P&I in the amount of xx with the fixed interest rate of 4.500% starting on xx/xx/2023 until the maturity date of xx/xx/2048.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE result is elevated as the loan is failing for Loan Origination Fee Test.
Charged xx Allowed xx Over By +xx.
This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (xx) )
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (xx). In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender'xx's costs and services which are not reimbursable as "xx""
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MN8J32F290P	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.375%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	80.000%	80.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2017	xx	Primary	Yes	Yes	No	40.082%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 with the lender xx which was recorded on xx/xx/2017.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	xx which was applied for due date xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the borrower's income was impacted by the Covid-19 pandemic. The forbearance plan was approved for 3 months that began from xx/xx/2021 to xx/xx/2021. According to the PACER, the borrower filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2021. The bankruptcy case was discharged on xx/xx/2021 and terminated on xx/xx/2021. The loan was modified on xx/xx/2022. Details regarding the current condition of the subject property are not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2021. The schedule D of voluntary petition shows that the amount of secured claim is xx and the value of the collateral is xx. Therefore, there is no unsecured portion. The bankruptcy case was discharged on xx/xx/2021 and terminated on xx/xx/2021.	The modification agreement was made between the borrower and lender on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2022 with a maturity date of xx/xx/2062.	Credit Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount fee. However, CD dated xx/xx/2017 reflects Points - Loan Discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2017 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2017 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2017 and the SOL of 1-year has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DACN6E3N0LK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	59.696%	59.696%	Full Documentation	Not Applicable	xx	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	34.406%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments and liens have been found.
The first installment of county taxes for 2022-2023 was paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022-2023 was paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The rate of interest is 2.875%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been the owner of xx for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) xx and xx, husband and wife. They were parents of xx. The children will become beneficiaries at the death of the surviving spouse. We do not have any information in loan file about xx. As per the final title policy, the title is vested in the names of xx as Trustees of xx Dated xx/xx/2013 which is not an individual. We do not have any information about xx that she is settlor in trust or not. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2020, xx/xx/2020, xx/xx/2020, xx/xx/2020, xx/xx/2020 and xx/xx/2020.

Initial Loan Estimate Delivery Date Test failed due to initial LE dated xx/xx/2020 delivered on xx/xx/2020 which is more than 3 business days from the initial application date xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
U7I04TXINZT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	70.000%	76.379%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.951%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender, "xx". No active judgments or liens were found. The 2022 combined annual taxes were paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The current UPB is reflected in tape for the amount of xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape data, the property is owner-occupied. As per final application, the borrower, "xx" has been working at "xx" as an "RN" for 16.1 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing Initial 1003_Application (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K98XWLVFOTS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	34.636%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender is "xx".
No active judgments or liens found.
The annual combined taxes of the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 30 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
01I4C32ZEPC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	79.900%	79.900%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	43.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022 was paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 12.2 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property is a SFR with multiple unpermitted accessory dwelling units or conversions. The review of the appraisal shows the county planning department was contacted to confirm the legal use of each unit, no more than two dwelling units are permitted, and additional units would be non-confirming. However, the appraisal report is marked "as is"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "1) Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

2) Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
DKXDAMCN50Y	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	94.999%	94.999%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	32.114%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender, xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.
xx which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.625%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. Evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0BIFHIZM0Z2	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	No	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	66.667%	66.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	43.937%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.500%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019 with instrument#xx
There is no chain of assignment as the subject mortgage is with the original lender, xx. However, the last assignment should be with xx.
There are two real estate tax liens against the xx in favor of xx in the total amount of xx which were recorded on xx/xx/2015 and xx/xx/2017.
The 2nd installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023. The delinquent taxes for the prior year have not been found.	As per review of the payment history as of xx/xx/2023, the loan is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The next due date is xx/xx/2023. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. As per review of the payment history as of xx/xx/2023, the loan is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2021 states the borrower's income was impacted by the covid-19 pandemic. The servicer provided FB plans which ran and were extended several times from xx/xx/2021 to xx/xx/2021. The loan was modified on xx/xx/2021. The appraisal report at origination (xx) shows "subject to" due to mold-like substances. There are many damages to the property , such as water damage to the ceiling in the kitchen, a damaged ceiling in the master bedroom, severe damage to the ceiling in walk-in closet, a crack in the brick in the garage, and wood rot on the exterior trim. An estimated cost of repairs is not available. No evidence has been found regarding the completion of repairs. Also, the tape shows the defect for the same damage. It shows that the possible mold like substance on kitchen, ceiling, and the garage significant cracks in bricks.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.500% beginning from xx/xx/2022 with a maturity date of xx/xx/2061.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7JSFXJHFSY0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	52.632%	52.632%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	43.436%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with original lender xx xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 2.9 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
As per the comment dated xx/xx/2023, the subject property is impacted by natural disaster.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is cash-out refinance. The tape shows the subject transaction does not meet cash-out guidelines. One borrower was not on title for six months prior to closing. Assets to acquire the subject were not documented. Further details not provided. Per the final CD cash out amount is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7KDCMI4XSV4	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	74.769%	74.769%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	Yes	32.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx". However, it should be with xx.
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 4.625%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. As per the comment dated xx/xx/2022, the disaster impact mail was sent. No damage pertaining to the subject property has been found from the collection comments.
As per the final application, the borrower "xx" has been working at "xx" as a "loan setup/mortgage" for 48 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject loan is ineligible because the condo subject is located in xx Project. The HOA is named as a party to pending litigation that relates to safety, structural soundness, functional use, or habitability. Litigation confirms architectural, roofing, mechanical, electrical, water overflow, elevator construction, and structural deficiencies. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NOQ83WVLXOB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	48.851%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.250%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2016 and was recorded on xx/xx/2016 in the amount of xx in favor of "xx".
The chain of assignments has not been completed. The current assignment is with "xx". However, it should be with "xx".
There is a claim of lien (xx) on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2018.
There is a PACE lien on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2020.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is delinquent for a month. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection. According to the payment history as of xx/xx/2023, the borrower is delinquent for a month. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the RFD is curtailment of income. As per comment dated xx/xx/2023, the subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure.  No evidence has been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2020 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.250% beginning from xx/xx/2020 to the new maturity date of xx/xx/2060.	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2015 does not reflect points-loan discount fee. However, final closing disclosure dated xx/xx/2016 reflects points-loan discount fee at +xx.
Initial loan estimate dated xx/xx/2015 does not reflect Appraisal Re-Inspection Fee. However, final closing disclosure dated xx/xx/2016 reflects Appraisal Re-Inspection Fee at xx.
Initial loan estimate dated xx/xx/2015 reflect Transfer Taxes at xx. However, final closing disclosure dated xx/xx/2016 reflects Transfer Taxes at xx.
This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2016 and the 1 year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FNPU00W41CX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.735%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2022.
No active judgments or liens have been found against the borrower/subject property.
The 3rd installment of combined taxes for 2023 is paid in the partial amount of xx on xx/xx/2022 and the delinquent balance in the amount of xx which was due on xx/xx/2023 and good through xx/xx/2023.
The 4th installment of combined taxes for 2023 is paid in the partial amount of xx on xx/xx/2022 and the delinquent balance in the amount of xx which was due on xx/xx/2023 and good through xx/xx/2023.	xx which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. Evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been the owner of 2059 xx for 12 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - loan discount fee at xx. However, CD dated xx/xx/2022 reflects Points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on Closing disclosure dated xx/xx/2022. Revised CD dated xx/xx/2022 reflects lender credit at xx, however, Revised CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4F0NUOS4AHT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.482%	94.482%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". However, it should be with "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 4.49%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. As per the comment dated xx/xx/2022, the borrower was approved for the FB plan, which ran from xx/xx/2022 to xx/xx/2022. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. As per the comment dated, the borrower was approved for the Covid-19 defferal plan with a total amount of xx. Further details not provided. As per the servicing comment dated xx/xx/2022, the subject property is occupied by the owner. No damage pertaining to the subject property has been found. As per final application, the borrower has been working at xx as a xx for 3 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
UK1NKSGWG52	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.648%	74.648%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Secondary	Yes	Yes	No	49.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx". No active liens or judgments have been found against the borrower or subject property. The first installment of combined taxes for 2023 was paid on xx/xx/2023 in the amount of xx. The second installment of combined taxes for 2023 is due on xx/xx/2023 in the amount of xx. The first and second installments of school taxes for 2023 have been paid on xx/xx/2022 and xx/xx/2023 in the total amount of xx. The annual village taxes for 2022 were paid on xx/xx/2022 in the amount of xx. No prior year's delinquent taxes have been found.	According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the forbearance plan for 6 months began on xx/xx/2022 and ran until xx/xx/2022. As per the comment dated xx/xx/2022, the forbearance was cancelled. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been the owner of xx for 40 months. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5XO8232W3UU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2017	xx	Secondary	Yes	Yes	No	31.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 with the lender xx which was recorded on xx/xx/2017.
There is no chain of assignment as the subject mortgage is with the original lender, xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. Evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Intent to Proceed Missing (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx" * Missing Required Disclosures (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PYWK50PUFW5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	35.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of the assignments has not been provided. However, the current assignment is with "xx". However, it should be with "xx". No active judgments or liens were found.
The first and second installments of county taxes for 2022 are due total in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx. The subject property is tenant occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per 1003, the borrower has been working at xx as a xx for 40 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
U31LB0D3OT8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	Yes	No	42.312%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.125%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 261 months and the co-borrower has been working at xx as a xx for 273 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 which is after the Consummation date xx/xx/2022.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM Points and Fees Test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
2TP70J9ZK21	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	39.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 were paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 2.2 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F6U28VVFPQQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	78.000%	78.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	32.098%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as an "xx" for 7 months.
Tape data shows prior employer xx was closed and the borrower was affected by Covid-19 pandemic. Further details not provided.
The subject property is owner occupied. No damage/repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BDEB7UVFZVT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	46.221%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignment has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
The county taxes for 2022 were paid in the amount of xx on xx/xx/2022.
As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.250%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.
The review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.250%. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per final application, the borrower has been working at "xx" as an "xx" for 4 years.
The property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JJAR9EYGDBU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.695%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	3.375%	xx	xx/xx/2023	Financial Hardship	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with original lender xx. However, it should be with 'xx'.
There is a real estate tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
All prior years' taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. The loan was modified with a first payment due date of xx/xx/2023 and the modified UPB is xx. The PH shows details as per modification.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. As per comment dated xx/xx/2023, the borrower's income was impacted due to Covid-19. The forbearance plan ran and was extended several times from xx/xx/2022 to xx/xx/2023. As per the final application, the borrower has been working at xx as an xx for 2 years. The loan was modified on xx/xx/2023. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrower and lender with an effective date of xx/xx/2023 shows the new modified unpaid principal balance is xx out of which xx is an interest-bearing amount. The deferred amount is xx. The borrower agreed to pay the modified P&I of xx with a modified interest rate of 3.375% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan fails the late fee test due to late fees charged of xx. Exceeds Fees threshold of xx over by +xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
3N42UQ9RNMA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	37.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 were paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 13.9 years.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WDDCJ9MQOCV	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	44.321%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx. There is no chain of assignments. Currently, the assignment is with the original lender, xx. No active judgments or liens have been found. The annual installments of school, village, and combined taxes for 2022-2023 were paid in a total amount of xx. The annual installments of village taxes for 2023 are due in the amount of xx. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 8.10 years.
No comment pertaining to the damage to the subject property has been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
27P7VGOURAF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	48.780%	48.780%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	34.449%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender, xx and liens have been found. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 6.50%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower xx has been working at xx as a xx for 8 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FWRV7RMAQ7V	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Texas	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	155.576%	155.576%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Secondary	Yes	Yes	No	26.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. However, the current assignment is with the original lender "xx" instead of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.125% which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. As per the collection comment dated xx/xx/2022, the subject property was impacted by the disaster. However, the type of disaster and the cost of repair are not available. Unable to confirm the current condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EMQPV147WCI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.576%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
There are two state tax liens found against the borrower in favor of "xx" in the amount of xx which were recorded on xx/xx/2023 and xx/xx/2023 respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.25%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as an "xx" for 111 months.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Loan origination fee. However, CD dated xx/xx/2022 reflects Loan origination fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated on xx/xx/2019 and the SOL of 1-year has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XALKOWQ92QN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	72.993%	72.993%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.338%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, assignment is with "xx" which was recorded on xx/xx/2022.
There is a UCC lien found against the borrower in favor of "xx" which was recorded on xx/xx/2023. However, the supporting document does not reflect the lien amount.
The combined taxes for 2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 3.625%, and the PITI is xx.The UPB is xx.	Collections Comments: The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is occupied by the owner. As per the final application, the borrower has been working at "xx" as a "xx" for 28 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the value was not supported because the subject property is an attached home, but the appraiser used comparables that are detached. Also, the comparables selected are superior in terms of lot size, GLA and not similar in design style. Significant line adjustments were made to the comps, which are not justified, to arrive at an appraised value of xxK for the subject property. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IXB1F9JVLTM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	36.210%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. Evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been the owner of xx for 29 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
PBQZITVPBHK	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	9.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, "xx". However, it should be with "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
The subject property is owner occupied
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been working at xx as a xx for 69 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Appraisal- desk review fee. However, CD dated xx/xx/2022 reflects Appraisal- desk review fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test.
Subject loan is purchase, originated on xx/xx/2022 and the SOL is 1-year."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TC1U6H8Z7VW	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Delaware	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx which was applied to the due date of xx/xx/2023. The current rate of interest is 6.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
The borrower's employment details are not available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"xx"xx"
* Required Documentation Missing or Incomplete (Lvl 3) "As per the lending guide, all property loans submitted must fit under the borrower's approved exposure limit. A FACo-issued maximum loan exposure threshold datasheet is missing in the loan file."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JUB76KLPOG9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx".
No active judgments or liens were found.
The annual city taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual school taxes for 2022/2023 were paid in the amount of xx on xx/xx/2022.
The annual water charges have been delinquent in the amount of xx, and were good through date xx/xx/2023.
According to a review of the payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month, and the next due date for the regular payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the total amount of PITI xx, which includes P&I xx, with a rate of interest of 8.750%, which was applied for the due date of xx/xx/2023. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:Currently, the loan is collection.
According to a review of the payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month, and the next due date for the regular payment is xx/xx/2023. The UPB reflected in the latest payment history is in the amount of xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The reason for default is not available.
The borrower's employment details are not available in the loan file.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "The available lease agreement for the subject property has expired. As per the appraisal report, the subject is tenant occupied. Need a recent and active lease agreement for the subject property."
* Loan does not conform to program guidelines (Lvl 3)     "xx"xx"xx"
* Required Documentation Missing or Incomplete (Lvl 3) "As per the lending guide, all property loans submitted must fit under the borrower's approved exposure limit. A FACo issued maximum loan exposure threshold datasheet is missing from the loan file."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:0
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:1 Times 1X30:1 Times 1X60:0 Times 1X90:14 Currently Delinquent? :Yes Total Delinquent:0.00000	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V7OMLSPSJ83	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with book/page# xx in the amount of xx in favor of xx.
The chain of assignment is not completed as the subject mortgage is currently assigned to "xx" instead of "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Combined annual taxes for 2021 have been paid in the amount of xx.
Combined taxes for 2022 are delinquent in the amount of xx, which was due on xx/xx/2023.	As per the tape data of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx, which was applied to the due date of xx/xx/2023. The date of the last payment received is not available. The next due date is xx/xx/2023. The interest rate is 7.000%, and P&I is xx. The current UPB is xx.	Collections Comments:Currently, the loan is performing.
   As per the tape data of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx, which was applied to the due date of xx/xx/2023. The date of the last payment received is not available. The next due date is xx/xx/2023. The current UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The borrower's employment details are not available in the loan file.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"xx"xx"	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YFLL9EVHU33	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.474%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx". The chain of the assignments has not been provided. However, the current assignment is with the original lender, "xx". However, it should be with "xx". No active liens and judgments have been found against the borrower and subject property. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per final application, the borrower has been the owner of xx for 272 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the Brokerage/Finder Fee Test due to fees charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Lender: xx
Processing Fee paid by Borrower: xx"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KLJ998K1IFB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	85.882%	85.882%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". However, it should be with xx.
No active judgments and liens have been found.
The first and second installments of county taxes for 2022/2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx, and the rate of interest is 4.375%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found. As per the final application, employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx. The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged of xx fees threshold xx over by +xx. The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0J94EB3AHRS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.740%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	62.881%	62.881%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	35.322%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with the original lender, "xx". However, it should be with "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.740% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.740% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the RFD is curtailment of income.
As per the final application, the borrower has been the owner of xx for 48 months.
Unable to confirm the current condition and the occupancy status of the subject property. No damage/repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	3: Curable		* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
FFRONJ0IZYP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	Yes	41.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with the original lender, "xx". However, it should be with "xx".
No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per final application, the borrower xx has been working at xx as a xx for 1 year.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
915V8J863JU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	11.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender is "xx". However, it should be with xx.
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.50%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been the owner of xx for 20 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test due to fees charged of xx.  The following fees were included in the test: Title Closing Protection Letter paid by Borrower: xx
Title-Admin fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (xx) QM points and fees test due to fees charged of xx exceeds the fee threshold of xx over by +xx.  The following fees were included in the test: Application Fee paid by Borrower: xx
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Commitment Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1OPXXAGQ1LG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Georgia	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	36.232%	36.232%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.751%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. The current assignment is with the original lender, xx, it should be with "xx". There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, which was recorded on xx/xx/2022. The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375%, which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375%, which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. Tape data shows the borrower was not employed at the time of closing. Further details not provided. The loan was originated on xx/xx/2021. The Covid-19 attestation is available and is located at "xx". The final application does not reflect the borrower's employment details. Unable to confirm the current condition and occupancy status of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects points - loan discount fee at xx. However, CD dated xx/xx/2021 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2021 and the SOL of 1 year has expired.

.."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QNOSZNLRA48	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	84.160%	84.160%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	29.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender, xx, it should be with xx. No active judgments and liens have been found. The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx, and the rate of interest is 5.50%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found. As per the final application, employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. Fees charged xx exceeds fees threshold of xx over by +xx.
The Below fees were included in the test:
Commitment Fee paid by Lender: xx
Points - Loan Discount Fee paid by Lender: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Lender: xx."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EWPT3WYBSN0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	55.556%	55.556%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	27.490%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with the original lender "xx". However, it should be with "xx".
No active judgments or liens found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been working at xx as a xx for 252 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
L8OLTHKKAH2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	64.151%	64.151%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	Not Applicable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx.
There is an active prior mortgage against the subject property that was originated on xx/xx/2023 in favor of "xx" for the amount of xx, recorded on xx/xx/2022.
No active judgments or liens have been found.

The county taxes for the first and second installments for 2022-2023 are delinquent in the total amount of xx, which are payable through xx/xx/2023.

The county taxes for the first and second installments for 2023 are delinquent in the total amount of xx and are payable through xx/xx/2023.

The county taxes for the first and second installments for 2023 are due in the total amount of xx on xx/xx/2023.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 8.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is reflected on tape for the amount of xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligations. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the servicing comment dated xx/xx/2023, the subject property is vacant. Unable to determine the employment details of the borrower from the final 1003. The county taxes for the first and second installments for 2023 are due in the total amount of xx on xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Notice of Servicing Transfer	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Operating income statement is missing from loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q2WR45OTLMN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	40.448%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignment has been completed. The loan is currently assigned with xx.
There is an IRS lien against the borrower which was recorded on xx/xx/2014 in the amount of xx which is in the favor of xx.
There are two state tax lien of 'xx' against the borrower 'xx' in the amount of xx & xx which were recorded on xx/xx/2015 & xx/xx/2015 respectively. Taxes to follow.
As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2023, the subject loan is currently delinquency for 1 month and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 9.500%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.
The review of updated payment history as of xx/xx/2023, the subject loan is currently delinquency for 1 month and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 9.500%. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as an xx for 4.2 years
The property is owner occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fail Qualified Mortgage APR Threshold Test due to APR calculated 9.635% exceeds APR threshold of 7.560% over By +2.075%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan fail Qualified Mortgage Safe Harbor Threshold: due to APR calculated 9.635% exceeds APR threshold of 6.810% over By +2.825%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VJOIPZ7VLO3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	42.342%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignment has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
The semi-annual county taxes for 2022 were paid in the amount of xx on xx/xx/2022 & xx/xx/2023 respectively.
As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 8.500%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
According to the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 8.500%. The UPB mentioned in the updated payment history is xx.
As per the comment dated xx/xx/2023, the principal deferred amount is xx and the adjustment amount is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the final loan application, the borrower has been working at xx as a xx for 9.6 years
The property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan had an early payment default (xx) and the file was missing SE bank statements for the other NOO Schedule C income. Further details are not available."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FJZSJOBLB26	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	35.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022 was paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx", as an insurance agent for 9.2 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
4EHRVIQIFZP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.773%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx which was applied to the due date of xx/xx/2023. The current rate of interest is 6.630%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower "xx" has been working at xx as a xx for 108 months.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
BUQ7IW1X0ZO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	45.705%	45.705%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	43.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.50%. The current UPB reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected in the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The current condition and occupancy of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
As per final application, the borrower "xx" has been working at "xx" as a "doctor" for 18 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I51ZCRB1CND	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	46.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found against the borrower/subject property.
The 2nd installment of supplemental county taxes for 2022 is due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current P&I is xx with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx. The collection comment dated xx/xx/2023 states the reason for default is payment dispute. No post-closing bankruptcy or foreclosure activity has been found. As per final loan application, the borrower has been the owner of xx for 17 years.
As per the collection comment dated xx/xx/2023, the subject property has been impacted by the disaster. However, the type of disaster and the cost of repair are unable to be determined. Unable to confirm the current condition of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CJHGASC3Z8I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	79.695%	79.695%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	47.563%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender xx.
No active judgments or liens have been found.
The annual installments of school, city and county taxes for 2022 were paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 7 months.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:

Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
247DM44J15H	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Yes	Yes	No	39.025%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "pharmacist" for 50 months.
The subject property is owner occupied. No damage/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year and SOL expired.

																																																																																								Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year and SOL expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
50K3NCIYXR5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	92.700%	92.700%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	43.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. Tax report "xx" shows the taxes for the year 2015 were sold to "xx" on xx/xx/2016 in the amount of xx under Certificate# xx. However, taxes were redeemed on xx/xx/2017 in the amount of xx. The annual county taxes for 2022 have been due in the total amount of xx on xx/xx/2023 and xx/xx/2023. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2022, the RFD is curtailment of income.
As per the final application, the borrower has been working at xx for 66 months. However, the job type is unable to be determined.
The subject property is owner occupied. No damage/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/Ineligible with a DTI of 51.67%.""	* Appraisal Value (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HD7LZ1YQNZC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	27.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
The name affidavit is available in the loan file, which is located at "xx"
The loan was originated on xx/xx/2023, and the first payment is due on xx/xx/2023. According to payment history as of xx/xx/2023, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The current P&I is xx, with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 20.10 years.
As per the comment dated xx/xx/2023, the reason for default is the illness of the borrower's family member.
As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the comment dated xx/xx/2023, the servicer provided a 3-month FB plan, which began from xx/xx/2023 to xx/xx/2023, in the amount of xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the FICO score is too low for manual underwriting. Further details are not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
IEMWTTNWP4B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.255%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the final application, the borrower is self-employed. He has been the owner of the "xx" for 5.3 years. Unable to determine the current condition and occupancy of the subject property. No comment pertaining to the damage to the subject property has been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Intent to Proceed Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HTEL72XSYLB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	67.532%	67.532%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	39.851%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx, it should be xx prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx"for 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2022 does not reflect Appraisal Review Fee. However, CD dated xx/xx/2022 reflects Appraisal Review Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested.
Subject loan is a refinance case, originated on xx/xx/2022 and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HG52YODLY2U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	82.493%	102.493%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	47.917%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx". It should be 'xx'.
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, originated on xx/xx/2023 and recorded on xx/xx/2023.
No active judgments or liens were found.
The county taxes for 2022/2023 are paid off in the total amount of xx on xx/xx/2022 and xx/xx/2023.

No prior year's delinquent taxes have been found.

As per note, the first payment date is xx/xx/2023. However, the seller's provided tape data of payment history as of xx/xx/2023 shows that the next due date is xx/xx/2023. The interest rate is 6.25%, P&I is xx, and PITI is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. As per note, the first payment date is xx/xx/2023. However, the seller's provided tape data of payment history as of xx/xx/2023 shows that the next due date is xx/xx/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner occupied. As per the final application, the borrower "xx" has been working at "xx" as a "xx" for 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of section C fees and recording fee at xx. However, post CD dated xx/xx/2023 reflects the sum of section C fees and recording fee at xx. This is a cumulative increase of +37.20 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.
Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EE4P4CUZUN3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	Second	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	40.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
There is one HOA lien against the xx in favor of "xx", which was recorded on xx/xx/2003, in the amount of xx.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as an xx for 8 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
2L8D58CODA8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	74.444%	74.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	Yes	45.222%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 9.374%. The current UPB is xx.	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 15 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows that DU required two months of bank statements, but only one month's bank statement is provided in the loan file. We have an LP with Accept, and the loan is Freddie eligible."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9779OH7BMUR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	No	No	44.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 with the lender xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, xx. No active liens or judgments have been found against the borrower or subject property. The first installment of combined taxes for 2022 was paid on xx/xx/2023 in the amount of xx. The second installment of combined taxes for 2022 was partially paid on xx/xx/2023 in the amount of xx. The second installment of combined taxes for 2022 is due on xx/xx/2023 in the amount of xx. The water and sewer taxes are due on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.625%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as an xx for 180 months. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MF9Q6XLOH0N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	43.563%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.000%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. Covid-19 attestation is available in the loan file, which is located at "xx". As per the final application, the borrower has been working at xx as a xx for 4.2 years. Unable to determine the current condition and occupancy of the subject property. The modification agreement was made between the lender and borrower on xx/xx/2022. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RANRA1HKCQX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	38.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx, Limited Partnership in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignments as the subject mortgage is with original lender xx, Limited Partnership.
No active judgments or liens have been found.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx. The Covid-19 attestation is available in the loan file located at "xx". The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9G7NXD06ZCH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	47.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with original lender "xx".
No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per 1003, the borrower has been working at xx as an xx for 13 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property is a non-warrantable condo. The condo project is ineligible for purchase due to significant deferred maintenance related to roof repairs, electrical issues, elevators breaking down and malfunctioning, plumbing problems, and fire alarm deficiencies. An estimate of amount for the repairs is not available and the final CD does not reflect any escrow holdback. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F9VZCOWJ7EI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	48.607%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The current assignment is with the original lender, "xx". However, it should be with xx and judgments have been found.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 54 months.
No damage/repairs have been found in the available collection comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MDK5GHJ9QKI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	46.512%	46.512%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	42.631%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with xx. The first installment of annual combined taxes for 2023 was paid on xx/xx/2023 in the amount of xx. The annual combined taxes for 2022 have been paid in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.750%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing. The review of the collection comments states that the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected on tape is xx. No information has been found regarding the foreclosure, bankruptcy, damage, or current occupancy in the available servicing comments. As per the final application, the borrower, xx, has been working at "xx" as a "xx" for 1 year.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (xx) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW is missing from the loan document."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LRZRGDV5AMB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	79.910%	79.910%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	9.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.
The chain of assignment has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
The annual county taxes for 2022 were paid in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	As per review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is performing. As per review of updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final application, the borrower has been working at xx as a xx for 12 years. The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx". The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Affiliated Business Disclosure Missing or error on the Rate Lock		4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx" * Revised Loan Estimate is missing (Lvl 3) "xx"xx","xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XDMVXZJVVBW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	92.437%	92.437%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	38.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 3 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BKU8K1G1SA5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	104.500%	104.500%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	35.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. The county taxes for 2022-2023 have been paid off in the total amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The monthly P&I is in the amount of xx, and the current interest rate as per payment history is 3.625%. The current UPB is xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent on the loan. The last payment was received on xx/xx/2023, in the amount of xx. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the final application, the borrower, "xx" has been the owner of xx for 22 years. The COVID-19 attestation is located at "xx". The comment dated xx/xx/2023 shows that the subject property is occupied by the owner. As per comment dated xx/xx/2022, the borrower's income has been impacted by Covid-19. However, the servicing comment dated xx/xx/2022 shows that the borrower was on the Covid-19 forbearance plan from xx/xx/2022 to xx/xx/2022. In the latest servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed MD Prohibited Fees Test. Fees charged xx exceeds fee threshold of xx over by +xx
The below fee was included in the test: Construction Loan Inspection/Administration/Disbursement Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Pest Inspection fee. However, CD dated xx/xx/2020 reflects Pest Inspection fee at +xx.
Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at xx. However, CD dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is purchase, originated on xx/xx/2020 and the SOL of 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SXGIVQ65D1F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	74.211%	74.211%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	35.390%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". No active judgments and liens have been found. The county taxes for 2022 are paid off in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found. The Covid-19 attestation document is available at "xx". As per the final 1003, the borrower is retired. He has been receiving social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan exceeded QM points and fees, and Fannie Mae would not permit a refund. Infinity compliance report also shows that the loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by xx
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
66YMPA8NZ3X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	37.642%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower's employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that Fannie Mae did not believe the appraised value was supported. The review of the appraisal report shows that the comps are superior in terms of lot size, GLA, and bed and bath count, which resulted in large line adjustments. The subject property is valued at xx for client review."	* Application Missing (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X5AW6TAHEPK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	300	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	45.000%	45.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.330%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx". There are three prior judgments against the prior owner in the amount of xx, which were recorded on different dates. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No details related to the bankruptcy have been found. No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found. As per the final application, the borrower has been working at xx as an xx for 31 months. The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing Required Disclosures Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0KPIXS4FPSJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	56.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2023 shows the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022. The chain of assignments has been completed. The loan is currently assigned to xx. It should be xx. There is a junior mortgage originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022. The annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2022. As per the updated title report, no prior year taxes are delinquent.	As per review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 2.0 years.
According to the servicing comment dated xx/xx/2023, a dispute has been identified. The borrower disputed the mortgage payment
The property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "Revised CD before the final CD is missing from the loan documents. COC is available at "xx#581"xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OP722NZEBM0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.821%	74.821%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.818%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per the final application, the borrower is working at xx as a xx for 120 months.
The Covid-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Income documentation does not meet guidelines (Lvl 3)     "The tape shows UW used an extension for the most current year's tax returns, and Fannie Mae guidelines require proof of evidence that the borrower did not file his or her current year's tax returns. The UW did not obtain this, and this guideline was impossible to meet as the borrower had filed by xx."
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36MBOMJITIZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the tile installer at "xx", for 4.4 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: xx fees threshold : xx over by +xx.
The following fees were included in the test:
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Rate Lock Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to the initial CD is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Rate Lock Fee paid by Borrower: xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ULTSD87Z2R7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	79.948%	79.948%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	36.497%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage is with the original lender, xx. There is one prior mortgage against the subject property that originated on xx/xx/2018 in favor of xx in the amount of xx and was recorded on xx/xx/2018. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at the xx as an admin spec 2 for 18.2 years. The Covid-19 attestation is available in the loan file located at "xx". The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FIXITK6KLY2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.536%	94.536%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	29.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx. The chain of assignments has been completed. However, the current assignment is with an original lender, xx in the updated title report against the borrower or subject property. County taxes for 2022 have been paid in the amount of xx. City taxes for 2022 have been paid in the amount of xx. School taxes for 2022 have been paid in the amount of xx. No prior year's delinquent taxes have been found in the updated title report.	As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.750%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. As per the property inspection report (xx) dated xx/xx/2022, the subject property was damaged. The inspection report showed multiple damages to the property and mold in the house. The estimated cost of repairs is not available. Also, the seller's provided tape data shows there were some repairs for caulking. A roof inspection was needed due to some water stains on the garage ceiling. No further details were found. Hence, we are unable to determine whether the repairs are complete or not. As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as a "xx" for 12 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure		3: Curable		* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Homeownership Counselling Disclosure is missing. (Lvl 3) "xx" * Missing Initial Closing Disclosure (Lvl 3) "xx"			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GZ3CGQ45ZOF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	69.444%	69.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	37.762%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final applications, the borrower has been working at xx as an xx for 5.3 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:

Application Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the brokerage/finder fee test. The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:

Application Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YA5PFWUU9JP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	36.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. There is no chain of assignments. Currently, the assignment is with the original lender, xx. There is an active mortgage that was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the final application, the borrower has been working at xx as an xx for 4.3 years. As per the appraisal report dated xx/xx/2022, which is located at "xx", the subject property has been adequately maintained and requires only minimal and cosmetic repairs. No comments have been found regarding the damages in the latest servicing comments. Unable to determine the current condition and occupancy of the subject property. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Condo/Pud Questionnaire Fee paid by Borrower: xx
Flood Certification - Single Charge or Life of Loan paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2022 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx
The below fees were included in the test:
Condo/Pud Questionnaire Fee paid by Borrower: xx
Flood Certification - Single Charge or Life of Loan paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SNKMOWEAPQ7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	92.000%	92.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	37.991%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023. There is no chain of assignments as the subject mortgage is with the original lender, xx. There is one junior mortgage against the subject property, which originated on xx/xx/2023 with the lender xx in the amount of xx and was recorded on xx/xx/2023. No prior year's delinquent taxes have been found.	As per tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current P&I is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current P&I is xx. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 1.1 years. The Covid-19 attestation is available in the loan file located at "xx". The required collection comments are missing from xx/xx/2023 to xx/xx/2023. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6W2LIJRVDIP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.696%	75.696%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	32.220%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to the original lender "xx".
There is a prior civil judgment found against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2014.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2022 and the Covid-19 attestation is available at "xx".
As per the final application, the borrower has been the owner of xx for 180 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, property inspection waiver is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated on xx/xx/2022 and the SOL is 1-year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QEP6XO177DY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.558%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
The second installment of combined taxes for 2022 is due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes a P&I of xx which was applied to the due date of xx/xx/2023. The current rate of interest is 3.375%. The current UPB is xx.	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found in the loan file.
As per the final application, the borrower"xx" has been working at "xx" as a "teacher" for 180 months.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Intent to Proceed Missing (Lvl 3) "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
GH4SFV6MCRP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	94.985%	94.985%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	48.990%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.125%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx".
As per 1003, the borrower has been working at "xx" as an "xx" for 8 months.
The details on foreclosure and bankruptcy are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. However, final CD dated xx/xx/2021 reflects points - loan discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2021 and the SOL of 1-year has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5UUW4SKOOYN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	49.848%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.750%	xx	xx/xx/2022	Financial Hardship	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2021 for the amount of xx. The chain of assignment of the subject mortgage is not complete, as the subject mortgage is currently with "xx" instead of "xx".
No active liens or judgments have been found on the updated title report.
The first installment of combined taxes for 2022 has been paid on xx/xx/2022 in the amount of xx.
The second installment of combined taxes for 2022 has been paid on xx/xx/2023 in the amount of xx.
As per the tape as of xx/xx/2023, the borrower is current with the loan. The date of the last payment received is not available. The rate of interest is 2.750%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the tape as of xx/xx/2023, the borrower is current with the loan. The date of the last payment received is not available. The rate of interest is 2.750%, and the current UPB is xx.
Loan modification agreement was made between borrower and lender on xx/xx/2022.
No information has been found regarding the damage, foreclosure, and bankruptcy in the available servicing comments.
As per the servicing comment xx/xx/2022, the reason for default is a reduction in income due to COVID-19.
As per the seller tape data, the property is owner-occupied.
As per the final application, the borrower xx has been working at "xx" as a "xx" for 8 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on xx/xx/2022. According to the loan modification agreement, the first payment is due on xx/xx/2022. The new modified P&I is xx and the rate of interest is 2.750%. According to the modification agreement, the modified UPB is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2062.	Flood Certificate	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing flood cert (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TDK0MHF6TPW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2021 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with "xx".
No active liens or judgments have been found on the updated title report.
The annual combined taxes for 2023 have been paid on xx/xx/2023 in the amount of xx.
The annual school taxes for 2022 have been paid on xx/xx/2022 in the amount of xx.	As per payment history as of xx/xx/2023, the tape shows the borrower is current on the loan; the next due date is xx/xx/2023, and the UPB of xx has been captured from the tape. Payment history shows that the last payment was received on xx/xx/2022 in the amount of xx, which was applied for on xx/xx/2022. However, the servicer has provided 12 months of the FB plan to the borrower. Therefore, the next due date has been jumped to xx/xx/2023.	Collections Comments:The current status of the loan is performing.
Review of the collection comments states that the borrower is current on the loan; the next due date is xx/xx/2023, and the UPB of xx has been captured from the tape. Payment history shows that the last payment was received on xx/xx/2022 in the amount of xx, which was applied for on xx/xx/2022. However, the servicer has provided 12 months of the FB plan to the borrower. Therefore, the next due date has been jumped to xx/xx/2023.
No information have been found regarding the damage, foreclosure, and bankruptcy in the available servicing comments.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
As per the tape data, the occupancy status of the subject property is owner occupied.
As per comment dated xx/xx/2023, the forbearance plan has been extended to xx/xx/2023.
As per servicing comment dated xx/xx/2022 borrower's income was impacted by Covid-19.
As per final application, the borrower xx, A York has been working at xx as a xx for 5.11 year.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (xx) due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PIH5LEPZ3JV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	47.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
 As per the final application, the borrower is retired and receives social security income.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GSPEB12PZFV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.400%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	37.868%	37.868%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 with lender xx which was recorded on xx/xx/2022 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with "xx". No active liens or judgments have been found on the updated title report. The first installment of county taxes for 2022 was paid on xx/xx/2022 in the amount of xx. The second installment of county taxes for 2022 was paid on xx/xx/2023 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.400%, and the current UPB is xx.	Collections Comments:The current status of the loan is in collection.
Review of the collection comments states that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 3.400%, and the current UPB is xx.
No information has been found regarding the damage, foreclosure, and bankruptcy in the available servicing comments.
As per the final application, the borrower has been working at "xx" as a "xx" for 30 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms were not provided to the borrower within three business days after the interest rate was locked on xx/xx/2022."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I6J7V8Y6LE8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	Yes	38.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page# xx in the amount of xx in favor of xx for xx.
The chain of assignments has been completed. However, the current assignment is with the original lender, "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Combined annual taxes for 2022 are paid off in the amount of xx.
Personal annual taxes for 2022 are paid off in the amount of xx.
No prior year's delinquent taxes have been found in the updated title report.
As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 6.750%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as an "xx" for 18 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS		4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The subject loan originated as NOO. Property is a unit in the xx in xx, SC condotel. The resort commercial amenities include but are not limited to a water park, pool, gym, restaurants. Elevated for client review."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"xx"xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OPJWUWQZML1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	92.481%	92.481%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	49.694%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx, LTD.
No active judgments or liens have been found.
The first and second installments of combined and school taxes for 2022-2023 have been paid in the total amount of xx.
The second installment of combined taxes for 2023 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2020. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 35 months and the next due date is xx/xx/2020. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for the default is the illness of the borrower.
As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2021 to xx/xx/2023.
As per the comment dated xx/xx/2023, the borrower was approved for 3-month TPP, which began from xx/xx/2023 to xx/xx/2023 in the amount of xx and the payments were received on xx/xx/2023, xx/xx/2023, and xx/xx/2023.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. However, the foreclosure was put on hold for loss mitigation on xx/xx/2023.
As per the comment dated xx/xx/2021, the subject property has been affected by the natural disaster. CCs do not show any damage.
As per the collection comment dated xx/xx/2023, the loan modification was provided to the BWR. The TPP was provided to the borrower and once the borrower made all trial payments, the servicer would provide the modification to the borrower for the terms of 480 months and an interest rate of 4.75%. As per the comment dated xx/xx/2023, the modification is complete. However, the modification agreement is missing from the loan file.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. However, the foreclosure was put on hold for loss mitigation on xx/xx/2023. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	As per the collection comment dated xx/xx/2023, the loan modification was provided to the BWR. The TPP was provided to the borrower and once the borrower made all trial payments, the servicer would provide the modification to the borrower for the terms of 480 months and an interest rate of 4.75%. As per the comment dated xx/xx/2023, the modification is complete. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"15 xx"xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3DXLXWFTD6E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	48.808%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignment is not completed as the subject mortgage is currently assigned to "xx" instead of "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for 2022 were paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.625%.	Collections Comments:Currently, the loan is performing. As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as a "xx" for 24 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at +xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx and Appraisal Re-Inspection Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx and Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the manufactured home is not attached to a permanent foundation. However, review of the loan document shows that the affixation affidavit located at "xx"xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Property is Manufactured Housing (Lvl 2) "xx"xx"xx"xx"xx"xx"xx"xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RLEOJ19XFES	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	67.846%	67.846%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	49.912%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2021 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with xx in the amount of xx against the subject property, which was recorded on xx/xx/2022 in favor of xx for xx. The first and second installments of county taxes for 2022-23 have been paid on xx/xx/2022 and xx/xx/2023 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 2.750%, and the current UPB is xx.	Collections Comments:The subject loan is performing. Review of the collection comments states that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 2.750%, and the current UPB is xx. No information has been found regarding the foreclosure, damage bankruptcy and current occupancy in the available servicing comments. As per the final application, the borrower xx, has been working at xx as a "practice assistant" for 3.2 years. The loan was originated on xx/xx/2021, and the COVID-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, property inspection waiver is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9MAIYYVWESC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	50.064%	50.064%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	43.894%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 with lender xx which was recorded on xx/xx/2021 for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with xx in the total amount of xx that were recorded on xx/xx/2014, xx/xx/2016, and xx/xx/2017 in favor of xx. The annual combined taxes for 2022 have been paid on xx/xx/2023 in the amount of xx. The annual school taxes for 2022 have been paid on xx/xx/2023 in the amount of xx.	Review of the payment history as of xx/xx/2023 shows that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 2.875%, and the current UPB is xx.	Collections Comments:The subject loan is performing. Review of the collection comments states that the borrower is current on the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023, and the next due date is xx/xx/2023. The rate of interest is 2.875%, and the current UPB is xx. No information has been found regarding the foreclosure, damage bankruptcy, and current occupancy in the available servicing comments. As per the final application, the borrower, "xx" has been working at "xx" as a "pet service" for 6.1 years. The loan was originated on xx/xx/2021, and the COVID-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Revised CD dated xx/xx/2021 reflects lender credit at xx. However, final CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown.

TILA foreclosure rescission finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5LWV47MOBYE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	No	Not Applicable	No	47.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx. The Covid-19 attestation is available in the loan file located at "xx". As per the final application, the borrower has been working at xx as a xx for 6.7 years. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing flood cert (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WT6L123SRXB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	65.263%	65.263%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	No	Not Applicable	Unavailable	44.178%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as an xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Flood Certificate Missing DU/GUS/AUS	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Intent to Proceed Missing (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing flood cert (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IJYQM4T0A7M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	76.786%	76.786%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	Yes	31.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender  "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.00%. The current UPB is xx..	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx as a xx for 180 months.
The loan was originated on xx/xx/2020 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LLALVJDN762	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	43.218%	43.218%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	44.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is currently delinquent for 2 months. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. Tape shows the borrower was retired before closing.
The loan was originated on xx/xx/2021. The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at "xx" as a "xx" for 407 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X48PYO87OYF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	67.251%	67.251%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	55.090%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx.
The taxes are to follow.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
Employment details are not available.
The Covid-19 attestation is available in loan file located at "xx".
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (xx) The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.""
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS at closing is missing from the loan file. Post close AUS is available in the loan file with a recommendation to refer with caution"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
64FKEPSRSGI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	77.261%	77.261%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower xx has been working at xx as a xx for 23 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx; the calculated finance charge is xx for an under-disclosed amount of xx. The reason for the finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								The loan failed the TILA foreclosure rescission finance charge test due to the disclosed finance charge on the final CD of xx; the calculated finance charge is xx for an under-disclosed amount of xx. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a refinance that originated on xx/xx/2021, and the SOL is 3 years."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BHRM3EM5EHP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	69.020%	69.020%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	39.954%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx. The second installment of county taxes for 2022 is due in the amount of xx on xx/xx/2023 No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.625% which was applied for the due date of xx/xx/2023. The current UPB as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.625% which was applied for the due date of xx/xx/2023. The current UPB as per the payment history tape data is xx. No bankruptcy and foreclosure evidence has been found. The loan was originated on xx/xx/2021. The Covid-19 attestation is available at "xx". As per the final application, the borrower has been working at "xx" as a "xx" for 11 months. CCs do not show any damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1SUUGG9XIAZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	29.377%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx which was recorded on xx/xx/2021. There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 15.4 years.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. However, the final CD dated xx/xx/2021 reflects the points - loan discount fee at xx. The loan estimate dated xx/xx/2021 reflects an appraisal fee at xx. However, the final CD xx/xx/2021 reflects an appraisal fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx. However, the final CD dated xx/xx/2021 does not reflect lender credit. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93MQ6BRLG79	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.125%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	59.163%	59.163%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	41.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx. The combined annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property's occupancy is stated as owner-occupied. As per the final application, the borrower, "xx" has been working at xx." as a principal device engineer MDCP for 20 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SX722Y5UPNL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	74.208%	74.208%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	36.508%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, xx. The annual combined taxes for 2022 have been paid on xx/xx/2022 in the total amount of xx. The annual other taxes for 2022 were paid on xx/xx/2022 in the total amount of xx. No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%.
Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx for 120 months. As per the seller's tape, the borrower was not employed at closing. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q39D3WU6RXL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	57.515%	57.515%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Secondary	Yes	Yes	No	34.886%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.875% which was applied for the due date of xx/xx/2023. The current UPB as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.875% which was applied for the due date of xx/xx/2023. The current UPB as per the payment history tape data is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 72 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated with a P&I of xx a rate of interest of 2.875% and a maturity date of xx/xx/2052. As per the payment history, the current P&I is xx and the rate of interest is 2.875%. However, there is a difference in P&I with respect to the original note data. Tape data does not reflect modification details. The modification agreement is missing from the loan file.	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Not Covered	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T8R8NUO2AX3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	84.677%	84.677%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	43.936%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
There is one prior mechanic lien against the xx in favor of "xx", which was recorded on xx/xx/2018 in the amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 6 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing DU/GUS/AUS	xx	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3R7PY08ZRID	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	76.886%	76.886%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	42.969%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at "xx" as a "body piercer" for 14 years.
The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial Closing Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D93V8E0B7J4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	42.743%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx" No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of combined taxes for 2022 has been paid in the amount of xx on xx/xx/2023. The second installment of combined taxes for 2022 has been due in the amount of xx. No prior year's delinquent taxes have been found in the updated title report.	As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 4.500%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as an "xx" for 80 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable				1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XNWC64XBAD0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	45.777%	First	Short Form Policy	Not Applicable	xx	xx/xx/2023	xx	Not Applicable	2.875%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx in favor of "xx" in the amount of xx, which originated on xx/xx/2019 and was recorded on xx/xx/2019. No active judgments or liens were found. The county taxes for 2023 (xx) have been paid in the total amount of xx. The county taxes for 2023 (xx) are due in the total amount of xx, which are payable through xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The current UPB is xx. The comment dated xx/xx/2020 shows that the borrower's income has been impacted by Covid-19. The forbearance plan was offered to the borrower for 3 months. The comment dated xx/xx/2021 shows that the borrower is unemployed. No visible damages or repairs have been found. No foreclosure activity has been found. No details related to the bankruptcy have been found. No visible damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed by borrower "xx" and lender "xx" on xx/xx/2023 with a new modified unpaid principal balance of xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance or forgiven principal amount.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2DUIHFM8CBM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	180	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	66.667%	66.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	22.772%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023. There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. Taxes are to follow.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 4.875%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 12.3 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"as is,"xx""
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* Final Application Incomplete (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VMRHSNV39TL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	79.452%	79.452%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	44.467%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
Parcel # xx The first and second installments of combined taxes for 2022/2023 have been paid on xx/xx/2022 in the total amount of xx and xx/xx/2023 in the amount of xx.
Parcel # xx The first and second installments of combined taxes for 2022/2023 have been paid on xx/xx/2022 in the total amount of xx and xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to tape payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.The date of the last payment received is not available. The unpaid principal balance is xx. The current interest rate is 3.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 134 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CTNPUIITNIR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	87.626%	87.626%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	32.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in favor of "xx" in the amount of xx.
There is no chain of assignments as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at xx as a xx for 145 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the collection comment dated xx/xx/2023, the subject property has been impacted by the disaster. CCs do not show any damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
652DF36UMD3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2013	xx	Investor	Not Applicable	Not Applicable	Not Applicable	33.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with the lender xx. for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the lender xx in favor of the xx, which were recorded on different dates. There are multiple prior IRS liens against the xx in favor of the xx, which were recorded on different dates. There are multiple prior civil judgments against the borrower in favor of xx recorded on different dates. The first and second installments of county taxes for 2022/2023 have been paid on xx/xx/2022 in the amount of xx and on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.375%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required state disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
NW5S3WK40N9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	64.660%	64.660%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	Yes	24.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower is self-employed. He has been the owner for two years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The subject loan originated as a NOO. The property is a unit in the xx project in xx, FL. As per the appraisal report and tax report attached with the updated title report, which are located at "xx" and "xx"," the subject property type is condo hotel. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
3VXZFA9H4OK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx/xx/2023	xx	Primary	Yes	Yes	No	44.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The first, second, third and fourth installments of borough taxes for 2023 have been paid on different dates in the total amount of xx.
The first, second, third and fourth installments of borough taxes for 2024 are due on different dates in the total amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.990%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner-occupied. No comment pertaining to the damage to the subject property has been observed. As per the initial application, the borrower has been working at "xx", as an engineer for 96 months. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
615NPKFSLNX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.713%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 4 months. The Covid-19 attestation is available in the loan file at "xx" The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Final Application Incomplete (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MMP5IJ67886	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".

The chain of assignments has not been provided. However, the current assignment is with original lender xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been working at xx as a xx for 3 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * ComplianceEase State Regulations Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FQ4UAROFMLE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	42.677%	42.677%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	38.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current assignment is with the original lender "xx". No active liens or judgments have been found against the borrower or subject property. The annual county-city taxes for 2022 have been paid off in the total amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. As per the final application, the borrower has been working at xx as an xx for 206 months. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No visible damages or repairs have been found. The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails qualified mortgage brokerage/finder fee test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Seller: xx
Underwriting Fee paid by Seller: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YJNED5FCGNZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	81.412%	81.412%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	47.610%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has not been completed. Currently, the assignment is with the lender "xx".  However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
The annual city taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.750%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as an account manager for 2 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"non-numeric clerical error"xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to finance charge disclosed on post CD as xx calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA post-consummation revised closing disclosure finance charge test due to finance charge disclosed on post CD as xx calculated finance charge is xx  for an under disclosed amount of xx for finance charge under disclosure is unknown as the Fee Itemization is missing.

																																																																																								Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
BA1T5PWXNQM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	96.757%	99.757%	Full Documentation	Yes	xx	xx	16.000%	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	49.650%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in favor of "xx" in the amount of xx.
There is no chain of assignments as the subject mortgage is with original lender xx.
There is one junior mortgage against the subject property in favor of xx for xx in the amount of xx which was recorded on xx/xx/2023.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3.7 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Mortgage Insurance Premium paid by Borrower: xx
Mortgage Insurance Premium xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Mortgage Insurance Premium paid by Borrower: xx
Mortgage Insurance Premium xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
POBA7A87FR1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	43.301%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
Tape shows that the roof inspection has to be done on the subject property as the appraisal noted minor repairs. As per the appraisal report dated xx/xx/2022 located at "xx" the water was off and some shingles were missing on the rear of the garage roof. The roll-up garage door on the attached shed was not functioning. The cost to cure was less than xx. The CCs in the loan file do not show any damage. Further details not provided.
As per the final application, the borrower has been the owner of xx for 43 months.
The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows a roof inspection has to be done on the subject property as the appraiser noted minor repairs. Per appraisal report, the water was off and some shingles were missing on the rear of the garage roof. The roll-up garage door on the attached shed was not functioning. The cost to cure was less than xx. However, the final CD does not reflect any escrow holdback."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1JJ9TDFW49O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	42.887%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. The current mortgage is with xx, it should be with xx in favor of "xx" in the amount of xx recorded on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The servicer provided an FB plan until xx/xx/2021.
As per the collection comment dated xx/xx/2022, the FEMA disaster was declared for Hurricane Ian (xx). As per the comment dated xx/xx/2022, the subject property was damaged due to FEMA. As per the updated title report dated xx/xx/2023, notice of commencement was recorded on xx/xx/2023 for the improvement of the home. The estimated cost of repair is not available. No evidences are available to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.375% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance or forgiven principal amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FENK9U3622Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	89.996%	89.996%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	48.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. However, it should be with "xx". No active judgments or liens were found. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the contractor for 180 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
61K4U45BMGO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Yes	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	45.222%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	4.125%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
There is a municipal lien active against the subject property in favor of "xx" in the amount of xx recorded on xx/xx/2023.
There are two junior IRS liens active against the subject borrower in favor of the same plaintiff "xx" in the total amount of xx recorded on xx/xx/2019.
There is a junior state tax lien active against the subject borrower in favor of "xx" in the amount of xx recorded on xx/xx/2018.
No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx and the interest rate is 4.125%. Payment history tape data shows the current UPB is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The date of the last payment received is not available. The current P&I is xx and the interest rate is 4.125%. Payment history tape data shows the current UPB is xx and the deferred balance is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided an FB plan, which ran from xx/xx/2021 to xx/xx/2021.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2019 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a fixed interest rate of 4.125% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2059. There are no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Appraisal Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx

Loan fails Qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Appraisal Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LRB4ODZTMA9	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Montana	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	94.964%	94.964%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	45.397%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	Unavailable	xx	xx/xx/2020	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 with the lender xx which was recorded on xx/xx/2017.
There is no chain of assignment as the subject mortgage is with the original lender xx, a Division of xx.
There is one junior mortgage against the subject property in favor of the xx in the amount of xx which was recorded on xx/xx/2021.
No prior year's delinquent taxes have been found.
The latest payment history is missing from the loan file. As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last transaction details are not available. The P&I is xx and the UPB is xx.	Collections Comments:The current status of the loan is performing.
The latest payment history is missing from the loan file. As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The P&I is xx and the UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was modified on xx/xx/2020 with the modified UPB of xx.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 4.625%, and a maturity date of xx/xx/2047. The P&I as per payment history is xx. However, there is a reduction in P&I with respect to note data. As per the comment dated xx/xx/2020, the executed loan modification was mailed to the borrower. Also, as per the payment history, the loan was modified on xx/xx/2020 with a modified UPB of xx. However, the loan modification document is missing from the loan file.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test.

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.

The below fees were included in the test.

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
J750YWD78M5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	50.291%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.625%. The current UPB is reflected in the tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is reflected in the tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
The reason for default is not available in the latest servicing comments.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the property occupancy is stated as owner-occupied.
As per the final application, the borrower, xx, has been working at xx as an xx for 10 months.
The loan was originated on xx/xx/2022, and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DR8OZ2C84PO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington D.C.	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	54.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender "xx". No active liens or judgments have been found. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is located at "xx".
As per the final application, the borrower has been working at the "xx" as a "xx" for 12 months.
The occupancy status of the subject property is not available. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) ""xx""	* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46TPHRLC6YF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	86.517%	86.517%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.096%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignment is with "xx" instead of "xx".
No active liens or judgments have been found against the borrower or subject property.
The county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 4.25%, and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 111 months. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. The comment dated xx/xx/2023 shows that subject property is occupied by the owner and borrower's intention is to keep property. No visible damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
R6S4GO9483V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	Not Applicable	43.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx.
The second installment supplemental county taxes for 2022/2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, the borrower has been the owner of xx for 80 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9NG58LW8RBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	82.576%	82.576%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.577%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.000%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current assignment is with the original lender xx. No active judgments or liens were found. The second installment of county taxes for 2023 is due in the total amount of xx which is good through xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx. The subject property is owner occupied. As per comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. As per the comment dated xx/xx/2023 and deferral agreement located at "xx", the servicer provided Covid-19 deferral plan to the borrower effective xx/xx/2023. The total deferral amount is xx. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx". As per 1003, the borrower has been working at xx as a xx for 46 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and the lender "xx" with an effective date of xx/xx/2022. The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.000% starting on xx/xx/2022 and the maturity date of xx/xx/2052	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the GSE (xx) amortization test due to the loan has a date creditor received application on or after xx/xx/2014 and the loan is not fully amortizing.

This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BKNG673GI7O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	93.500%	93.500%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.677%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been due in the total amount of xx.
The sewer taxes for 2023 are delinquent in the total amount of xx. Which were good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.00% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.00% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 56 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TGKUSZVE2UQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The first, second, third and fourth installments of county taxes for 2023 are due in the total amount of xx.
The updated title report dated xx/xx/2023, sewer charges are delinquent in the amount of xx which are good through xx/xx/2023.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.000%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as an xx for 1 month. The Covid-19 attestation is located at "xx"
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ACB588BJLBY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	49.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 28 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial 1003_Application (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PWN7YD3AZ3R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	95.932%	95.932%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	37.978%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. The second installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. As per 1003, the borrower has been working at xx for 24 months. Position is not clear.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DCFJ4E5K4IY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	68.936%	68.936%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	38.607%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignment has not been completed. Currently, the mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 11 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Revised Loan Estimate is missing (Lvl 3) xx.pdf PG#xx"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D8WQV68LQ4W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	No	38.066%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender xx which was recorded on xx/xx/2022. The chain of assignments is not available. The mortgage is with the original lender, xx. No active judgments or liens have been found. The property taxes for 2022 have been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 8.999%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The UPB is xx. No evidence has been found regarding the current/prior foreclosure proceedings. No comments have been found stating that the borrower's income was impacted by Covid-19. As per the final application, the borrower has been the owner of xx for 4.3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as OO but is zoned as agricultural but may be best suited as commercial. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "xx"	* Closing_Disclosure violations (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KXZPKQ8A1ST	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	84.852%	84.852%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx for 69 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
131MY4U2I9W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.531%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current mortgage is with the original lender, xx. The city, permit, and building violation completion status are pending. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx, which includes the P&I of xx which was applied to the due date of xx/xx/2023. The current rate of interest is 8.50% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. As per the collection comment dated xx/xx/2023, the borrower's spouse stated that the subject property is damaged due to the hail and she needs a loss draft check for repairs. Unable to confirm the current property condition and status of damages. As per the final application, the borrower has been the owner of xx for 180 months. The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject valuation at xxK does not appear supported. Subject is a rural aged home in need of extensive repairs with comps in a less rural setting. Comps are far superior. Elevated for client review."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan failed GSE (xx) QM APR Test due to APR calculated 8.837% exceeds APR threshold of 7.310%  over by +1.527%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan was previously delinquent. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.837% exceeds APR threshold of 6.560% over by +2.277%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 8.837% exceeds APR threshold of 6.560% over by +1.527%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FXZK1HCNGJV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	44.708%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of city and county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 11 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Revised Loan Estimate is missing (Lvl 3) "xx"xx" & 360"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA rescission finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
34LEXJ9NCT4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Minnesota	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.745%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the final application, the borrower is self-employed. He has been the owner of xx for 37.10 years. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Q8NLHW9ANWF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.091%	97.091%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	39.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, xx. The combined taxes for 2022 (xx) have been paid in the total amount of xx. The water/sewer taxes are paid. No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.875%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as an executive chef for 120 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"xx lock - xx#5""	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase, originated on xx/xx/2022 and the SOL of 1-year is expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
KY7DT3A3HSV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	38.094%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2023 with the first payment due date of xx/xx/2023. According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current P&I is xx and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current P&I is xx and the interest rate is 6.875%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per final application, the borrower has been working at xx as a xx for 180 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2G27X4ZEB7U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	31.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".

As per the review of the updated title report dated xx/xx/2023, the chain of assignments is incomplete. Currently, assignment is with the original lender "xx". However, it should be xx.

No active judgments or liens were found.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
The 1003 does not reflect employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A0237E4GKGW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	21.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
The loan was originated on xx/xx/2022. The Covid-19 attestation document is available at "xx".
As per the final application, the borrower has been working at xx as a xx for 30 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Revised Loan Estimate is missing (Lvl 3) "xx"xx"xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N7QZMBRHNYK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	84.196%	84.196%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender xx which was recorded on xx/xx/2022. The chain of assignments has not been provided. The mortgage is with the original lender, xx. No active judgments or liens have been found. The first and second installments of county taxes for 2022-23 have been paid. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.625%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.625%. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.  No evidence has been found regarding the current/prior foreclosure proceedings. As per tape data, the property is owner-occupied.
As per the final application, the borrower, xx has been working at "xx" as a software engineer for more than 2 years.
The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WCKMMV1B4Y7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	45.828%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. The first installment of county taxes for 2023 is due in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.     The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure.  No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per the final application, the borrower is self-employed. He has been the owner of "xx" for six years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing DU/GUS/AUS	xx	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS from the time of closing is missing from the loan documents. Post-close DU is available, and its risk recommendation is "Refer with caution"xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FEE024KXTVF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.803%	94.803%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	39.904%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active liens and judgments have been found.
The taxes are to follow.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.500%. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
 As per final 1003, the borrower was previously working at xx as a xx for the period xx/xx/2016 to xx/xx/2020. Later, the borrower started working at xx as a xx for the period xx/xx/2021 to xx/xx/2021. Currently, the borrower has been working at xx as a xx for 1 month.
No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified mortgage Lending Policy points and fees test due to Fees charged xx Exceeds fees threshold of xx Over by +xx. The below fees were included in the test: Points - Loan discount fee paid by borrower: xx Processing Fee paid by borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds fees threshold of xx Over by +xx. The below fees were included in the test: Points - Loan discount fee paid by borrower: xx Processing fee paid by borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance failing for State Regulations. PA License Validation Test.  In the state of PA, lender is licensed under state ID# 33587.014. as per 13390 NMLS web site.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7394ZHRTDG0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	100.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	45.219%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx".
There is a junior mortgage that was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender "xx" in the amount of xx.
The first and second installments of county taxes for 2022-2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.500%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 102 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect points - loan discount fee. However, final CD dated xx/xx/2023 reflects  points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of section C fees and recording fee at xx. However, CD dated xx/xx/2023 reflects the sum of section C and recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
811UA2JV5FE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	California	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	180	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Not Applicable	xx	6.000%	Not Applicable	Single Family	xx/xx/2014	xx	Primary	Yes	Yes	No	30.525%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.500%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with the lender xx. for the amount of xx. The chain of assignments has not been completed. Currently, the assignment is with "xx" recorded on xx/xx/2018. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2021 have been paid in the total amount of xx. The first installment of county taxes for 2022 was paid on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.500%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. As per the comment dated xx/xx/2021, the foreclosure was initiated in 2019 and the complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2021. As per the comment dated xx/xx/2023, the re-projected sale was scheduled for xx/xx/2023. However, the foreclosure was closed due to the modification. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The BWR was approved for a 6-month FB plan which started on xx/xx/2022 and ended on xx/xx/2022. As per the comment dated xx/xx/2023, the subject property is owner occupied. As per the comment dated xx/xx/2023, the reason for default is curtailment of income. As per the comment dated xx/xx/2023, the credit dispute was resolved. As per the comment dated xx/xx/2021, the borrower deceased. As per the comment dated xx/xx/2021, the subject property was damaged and the amount to cure is xx. Further details not provided.
Foreclosure Comments:As per the comment dated xx/xx/2021, the foreclosure was initiated in 2019 and the complaint was filed on xx/xx/2019. The service was completed on xx/xx/2019. The judgment was entered on xx/xx/2021. Multiple times the foreclosure was placed on hold and the hold is ended. As per the comment dated xx/xx/2023, the re-projected sale was scheduled for xx/xx/2023. However, the foreclosure was closed due to the modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2023 between the borrower "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 3.500% beginning on xx/xx/2023 until the maturity date of xx/xx/2063.	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "xx"	* Homeownership Counselling Disclosure is missing. (Lvl 2) "xx"
* HUD-1 Document type is wrong (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
N77JVKR3PX7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	77.486%	77.486%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	28.107%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	5.875%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is one mechanics lien against the xx in favor of "xx", which was recorded on xx/xx/2020 in the amount of xx.
The first and second installments of combined taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2021 to xx/xx/2023.
As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022, and the complaint was filed on xx/xx/2022. However, the foreclosure was put on hold for loss mitigation on xx/xx/2022 and ended on xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated.
As per the comment dated xx/xx/2022, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2023 to xx/xx/2023.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2022, the litigation matter was identified. As per the comment dated xx/xx/2022, the litigation action was filed on xx/xx/2022 and the reason for the litigation is additional fees.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022, and the complaint was filed on xx/xx/2022. However, the foreclosure was put on hold for loss mitigation on xx/xx/2022 and ended on xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.875% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The modification does not have a balloon provision. The loan has been modified once since origination.	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"
* Loan has escrow holdback. No proof it was released (Lvl 4)     "xx"xx"xx"xx"xx"
* Loan has escrow holdback. No proof it was released (Lvl 4) "The provided final CD in the loan file shows the escrow holdback for xx. However, copies of the proof of release of funds are missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "xx"xx work completed"xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MZ29QLUWJ12	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Primary	Yes	Yes	No	33.724%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per the final application, the borrower, xx, has been working at xx. as a "xx" for 13 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower, "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022, and the plan was confirmed on xx/xx/2023. The POC was filed by xx on xx/xx/2022 with a POC amount of xx. The amended POC was filed by xx on xx/xx/2022 with a POC amount of xx. As per the order confirming Chapter-13 plan, the debtor was supposed to pay the trustee xx for the period of 60 months. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. No evidence has been found regarding cram-down.	Not Applicable	Hazard Insurance Transmittal (xx)	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject is a primary purchase of a residential condo in a mixed use used building in downtown XX. Ground floor used for commercial with subject an upper residential unit. Building is in good condition. Value appears supported. Elevated for client review."	* Missing proof of hazard insurance (Lvl 3) "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary does not reflect the correct income and DTI. The final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
J3232IEQVPC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.575%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	102.895%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	32.235%	First	Final policy	Not Applicable	xx	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx, which was recorded on xx/xx/2022. The chain of assignments has not been provided. The subject mortgage is with the original lender, xx. There is a junior mortgage active against the subject property that was originated on xx/xx/2022 with the lender, "xx" in the amount of xx and recorded on xx/xx/2022. No active judgments or liens have been found. Property tax status is provided in the report.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.575%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. As per the final application, the borrower has been working at xx as a xx for 15.2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania mortgage lender license and Pennsylvania exemption letter (xx) are not available for loans with a closing date before November 5th, 2008.

																																																																																							Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TZZO2CZTZAM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
 As per the final application, the borrower has been working at xx as a xx for 1.4 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Valid GUS report is missing from the loan documents. GUS report located at "xx"xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents. The interest rate is different as compared to Note Doc."	* Cash out purchase (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QD8OHACTN6S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	101.134%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	54.256%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
The annual installments of city, county and school taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2022, payment dispute has been notified.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.559% exceeds APR threshold of 5.990% over by +0.569%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor threshold test due to APR calculated 6.813% exceeds APR threshold of 6.484% over by +0.329%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"	* Settlement date is different from note date (Lvl 1) "xx"	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GAPLPD50Z3Z	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	13.909%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. The chain of assignments has been completed. Currently, the mortgage is with xx. There are two prior criminal judgments against the borrower in favor of the xx in the amount of xx which were recorded on different dates. There are two junior criminal judgments against the borrower in favor of the xx in the amount of xx which were recorded on xx/xx/2023. There is one prior civil judgment against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2017. No prior year's delinquent taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as an xx, data manager for 4 years 4 months. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Issue with the Initial CD (Closing Disclosure) (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NAUAI9ITFYN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.958%	348	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	48.206%	48.206%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	45.325%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	2.958%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender, xx on xx/xx/2022. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx and judgments have been found. The annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.958%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the collection comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19 pandemic and the forbearance plan was active for several months.
The loan was modified on xx/xx/2023 with first payment date of xx/xx/2023 and the modified UPB was xx. The modification agreement is available in the loan file.
No evidence of foreclosure has been found.
No evidence of damage or repair to the subject property has been found.
As per the loan application, the borrower has been working at xx as a xx for 6 years and 2 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower "xx" and lender "xx" with an effective date of xx/xx/2023. As per the modified terms, the new modified unpaid principal balance is xx. The borrower agreed to pay the monthly P&I of xx with a modified interest rate of 2.958% starting from xx/xx/2023 and continuing until the new maturity date of xx/xx/2063.	Initial Escrow Acct Disclosure Missing DU/GUS/AUS	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Issue with the Initial CD (Closing Disclosure) (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VULI9EWKXT5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	28.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
The city, permit, building violations, and code enforcement are pending.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been receiving social security and retirement income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows property value is unsupported due to bad appraisal practices. Exterior of home is not in good condition. Appraiser estimated xxK to repair missing and damage scratch coat. Review of appraisal notes may have greater need. Also noted incomplete potential addition that may be a safety hazard. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Title-Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Title-Tax Certification Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. However, final CD dated xx/xx/2022 reflects points - loan discount fee at xx.
Loan estimate dated xx/xx/2022 reflects appraisal fee at xx. However, final CD dated xx/xx/2022 reflects appraisal fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at xx . However, final CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test.
																																																																																								Subject loan is purchase case, originated on xx/xx/2022 and 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
1UV0SSPAMZP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	43.478%	43.478%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.242%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2004 with the instr#xx
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.990% which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at "xx" as a "xx" for 64 months. The appraisal is as is. The seller's tape data shows the appraisal should have been marked "subject to" due to missing siding and soffits on the back of the house; only weather wrapping was present at the time of appraisal. Further details not provided. As per the collection comment dated xx/xx/2023, the renovation of the exterior property has not been completed. The total cost of the repair is not available. No evidence has been found regarding the completion of repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
F0HXZ8TFF8Q	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	81.829%	81.829%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	49.695%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 have been paid on xx/xx/2022 in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 42 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows MI coverage on the loan has been rescinded. Also, the tape shows the sourcing was not done of the funds used by the borrower to payoff in full an installment debt. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on initial closing disclosure dated xx/xx/2022. The initial CD dated xx/xx/2022 reflects the lender's title insurance policy fee and transfer taxes fee paid by the lender at xx and xx, respectively. However, the final CD dated xx/xx/2022 reflects the entire fee paid by the buyer. This is a decrease of xx for the fee, which has a 0% tolerance test.

Loan failed charges that cannot increase the 0% tolerance test. A loan estimate dated xx/xx/2022 reflects a transfer taxes fee at xx. However, the final CD dated xx/xx/2022 reflects a transfer taxes fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a refinance case that originated on xx/xx/2022, and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A7AHRFHFRF8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	47.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of town taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
The city, permit, building violations, and code enforcement are pending.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 11.1 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
DWLKMCSCBWN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with an original lender "xx".
No active liens and judgments have been found.
The tax details are not available.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.50% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as an xx for 106 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
JNGIABP5MW7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the mortgage is with the original lender xx and liens have been found. The city, permits, building violations and code enforcement completion status are pending. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.88% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No comment pertaining to the damage on the subject property has been observed from the collection comments.
As per final 1003, the borrower was previously working at xx as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails qualified mortgage lending policy points and fees test due to fees charged xx fees threshold xx over by +xx

The below fees were included in the test:

Appraisal fee paid by borrower: xx
Points - loan discount fee paid by borrower: xx
Processing fee paid by borrower: xx
Tax certification fee paid by borrower: xx
Underwriting fee paid by borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM points and fees test due to fees charged xx fees threshold xx over by +xx

The below fees were included in the test:

Appraisal fee paid by borrower: xx
Points - loan discount fee paid by borrower: xx
Processing fee paid by borrower: xx
Tax certification fee paid by borrower: xx
Underwriting fee paid by borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YKGMEAUGIZP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	73.521%	73.521%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	31.305%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	2.990%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the loan is with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.
The UT alert note shows assessor information is confidential.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx. As per CCs, Covid FB was provided to BWR from xx/xx/2022 to xx/xx/2022. Also, the trial plan was provided for 3 months from xx/xx/2023 to xx/xx/2023. Loan was modified on xx/xx/2023.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as an xx for 14.10 years.
The loan was originated on xx/xx/2021. The seller's tape data shows the borrower was unemployed at the closing.
The modification agreement was made between the lender and borrower on xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2023 to xx/xx/2023 with a monthly amount of xx.
As per the comment dated xx/xx/2022, the reason for default is a change of job.
As per the comment dated xx/xx/2022, the borrower was approved for a 3-month FB plan, which will begin from xx/xx/2022 to xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.990% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The modification does not have a balloon provision. The loan has been modified once since origination.	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed with no appraisal. However, PIW is missing from the loan document."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
39TW6I0RD98	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	85.012%	85.012%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.597%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx and one civil judgment found against the borrower'xx's SSN. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx. The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per the final application, the borrower has been working at xx as a xx for 4.1 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"approve/eligible"xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F3YDAG7BKIX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Texas	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.141%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current mortgage is with the original lender "xx".
No active judgments and liens have been found.
The second installment of county taxes for 2022 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
The city, permits, building violations & code enforcement completion status is pending.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.25% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 350 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Final Application Incomplete (Lvl 3)     "xx"
																																																																																							* Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5ALVRLDLATE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	82.462%	82.462%	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	34.234%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022. The chain of assignments has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. All prior years' taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx. As per final 1003, the borrower was previously working at xx as a xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: xx fees threshold : xx over by +xx.

The following fees were included in the test:

Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: xx fees threshold : xx over by +xx.

The following fees were included in the test:

Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EP0EAZNPHC0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	45.385%	45.385%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.529%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
There is an ECB lien against the xx in favor of xx in the amount of xx recorded on xx/xx/2020.
There are 3 permits for borough and new buildings, and the permit status for all the permits is expired.
The first, second, third, and fourth installments of borough taxes for 2023 have been paid in the total amount of xx.
The first installment of borough taxes for 2024 was paid on xx/xx/2023 in the amount of xx.
The second, third, and fourth installments of borough taxes for 2024 are due in the total amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.125%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx for 43 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Lender's Title Insurance Policy fee at xx. However, CD dated xx/xx/2022 reflects Lender's Title Insurance Policy fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance, originated on xx/xx/2022 and the SOL is 3-years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees chargedxx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails Qualified mortgage lending policy points and fees test due to fees chargedxx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JYBJKN3YLW6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	68.108%	68.108%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	36.639%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" as a "xx" for 235 months.
As per the seller's tape data, there is a special assessment for repairs. Further details not provided. CCs do not show any damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: xx fees threshold : xx over by +xx.

The following fees were included in the test:

Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: xx fees threshold xx over by +xx.

The following fees were included in the test:

Abstract / Title Search Fee paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certification Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TKJG4TYQ58G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	87.253%	87.253%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	33.704%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
There is a child support lien against the xx in favor of xx in the amount of xx recorded on xx/xx/2021.
There is a credit card judgment against the borrower in favor of xx in the amount of xx recorded on xx/xx/2020.
The second installment of town taxes for 2022 is due on xx/xx/2024 in the total amount of xx.
The first installment of town taxes for 2022 is delinquent on xx/xx/2023 in the amount of xx, which is good through xx/xx/2023.

According to the tape, as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The current P&I is 1,829.19 and the interest rate is 4.375%.
Collections Comments:The loan is currently collection, and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the subject property is impacted by disaster. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan for 20 months began on xx/xx/2020 and ran until xx/xx/2021. As per the comment dated xx/xx/2021, the subject property was damaged by water on xx/xx/2020. The loss draft check was received in the amount of xx with check check#693313. The latest comment, dated xx/xx/2022, shows no damage. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 4.3750% beginning on xx/xx/2022 untill maturity date of xx/xx/2062.	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2017 does not reflect points - loan discount fee. However, CD dated xx/xx/2017 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2017 and 3-year SOL is expired.

TRID violation due to decrease in lender credit on final closing disclosure dated xx/xx/2017. Initial LE dated xx/xx/2017 reflects lender credit at xx. However, final CD dated reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
08MH26JQSEX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	34.107%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The modification agreement was made between the lender and borrower on xx/xx/2022.
As per the comment dated xx/xx/2021, the borrower was approved for a 3-month trial plan, which began from xx/xx/2021 to xx/xx/2022. As per the comment dated xx/xx/2022, the trial plan has been completed.
As per the comment dated xx/xx/2021, pandemic forbearance extension letter was sent to the borrower. The pandemic FB was extended for two months. As per the comment dated xx/xx/2021, the forbearance plan has been completed.
There is a notice of commencement attached with an updated title report located at "xx", which was recorded on xx/xx/2023, indicating the subject property needs an improvement such as installing an in-ground swimming pool and paver deck.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination.	Hazard Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The subject loan is NOO. The tape shows sufficient funds for the required reserves were not satisfactorily verified. However, total assets available as per DU are xx, which satisfies the cash to close and reserve requirements."
* DSCR is less than 1.00 (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHMW16EZGR3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	84.856%	84.856%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	44.763%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignee is "xx" instead of "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.125% which was applied for the due date of xx/xx/2023. The current UPB is xx. No foreclosure and bankruptcy evidence has been found. As per the collection comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided an FB plan that ran from xx/xx/2021 to xx/xx/2021. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 and the new modified principal balance is xx. The modified monthly P&I is xx with a modified interest rate of 3.125% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance or forgiven principal amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "This loan failed the CT nonprime home loan test due to the loan is a nonprime home loan, as defined in the legislation. For more information please see the Connecticut Nonprime
Home Loan Article section of the full ComplianceAnalyzer report."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XB9L0L754U8	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.718%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx. The chain of assignments has not been provided. However, the current assignment is with "xx". No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2022. The second installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2023. The first installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023. The second installment of county taxes for 2023 is delinquent in the amount of xx, and the good through date is xx/xx/2023.	As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 2.750%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx". As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as a "consultant" for 345 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCZIJO9EE88	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	48.182%	48.182%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	50.397%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2013 the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022. The chain of assignments has been completed. The loan is currently assigned to xx, DBA xx. No active judgments or liens have been found. The annual county taxes of 2023 have been paid off in the amount of xx on xx/xx/2023. The annual borough taxes of 2023 have been paid off in the amount of xx on xx/xx/2023. The school county taxes of 2023 are due on xx/xx/2023 in the amount of xx. As per the updated title report, no prior year taxes are delinquent.	As per the review of updated payment history as of xx/xx/2023, the subject loan is currently in delinquency for 7 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied to xx/xx/2022. The current P&I is xx with an interest rate of 4.990%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is in collection.
 As per review of updated payment history as of xx/xx/2023, the borrower is currently delinquent for 7 months, and the next due date of payment is xx/xx/2022. The UPB mentioned in the updated payment history is xx.
As per the servicing comment dated xx/xx/2023, the borrower deceased in 2022.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".
As per final 1003, the BWR was previously working at xx as an xx.
The property is owner-occupied and in good condition. The loan was originated on xx/xx/2022. As per the inspection report dated xx/xx/2022 located at "xx" the flooring has been fully replaced; the plumbing and fixtures have been fully replaced; and the walls have been fully replaced. However, the appraisal report is missing from the loan files. Further details are not available.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S6K1JB7V2YX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	34.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
There is one prior civil judgment against the borrower in favor of "xx", which was recorded on xx/xx/2018. The amount of the judgment is not mentioned on the supporting document.
There is one credit card judgment against the borrower in favor of "xx", which was recorded on xx/xx/2021 in the amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. As per the comment dated xx/xx/2021, the borrower was approved for a Covid-19 deferment in the amount of xx.
According to the updated title report dated xx/xx/2023, there is a notice of commencement, which is located at "xx" and recorded on xx/xx/2022, showing the room of the subject property needs improvement. Further details not provided.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold ofxx Over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VKZZFSNPAK8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	45.903%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per review of the updated title report dated xx/xx/2013 the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx, and it was recorded on xx/xx/2019.
The chain of assignments has been completed. The loan is currently assigned with xx.
Taxes to follow
As per updated title report, no prior year taxes are delinquent.
As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 2.875% The UPB as of the date mentioned in the updated payment history is xx.
Collections Comments:The loan is performing. As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the servicing comment dated xx/xx/2021, the reason for default is curtailment in income due to Covid-19. As per servicing comment dated xx/xx/2021, the borrower was on Covid-19 forbearance plan which ended on xx/xx/2021. As per servicing comment dated xx/xx/2022, the borrower was on a trial modification plan effective on xx/xx/2022. As per the final loan application, the borrower xx has been working at xx as a xx for 8 years. As per the final loan application, the borrower, xx, has been working at xx as a xx for 5 years. The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement is missing from the loan file. This is a conventional fixed-rate mortgage with a P&I of xx a rate of interest of 5.625% and a maturity date of xx/xx/2049. The P&I as per payment history is xx and the rate of interest is 2.875%. However, as per the servicing comment dated xx/xx/2022, the loan was modified. Further details not available.	Right of Rescission	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Appraisal Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx

Loan fails Qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Appraisal Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4RWJTNN75SH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	91.355%	91.355%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	45.448%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with "xx".  However, it should be with "xx".
There is a junior mortgage which was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender "xx" in the amount of xx
The first and second installments of county taxes for 2022-2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2022, the reason for default is illness of the borrower. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan for 20 months began on xx/xx/2020 and ran until xx/xx/2021. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 2.875% beginning on xx/xx/2022 untill maturity date of xx/xx/2062.

Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test: Appraisal Fee paid by Borrower: xx Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (xx) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test:
Appraisal Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
5MJW6RUSQ4S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	65.412%	65.412%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	48.842%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
There is prior state tax lien against the xx in favor of xx in the amount of xx recorded on xx/xx/2016.

There are multiple prior state tax liens against the xx in favor of xx recorded on different dates. The supporting document does not show the lien amount.

There are multiple state tax liens against the xx in favor of xx recorded on different dates. The supporting document does not show the lien amount.

There is a hospital lien against the xx in favor of xx in the amount of xx recorded on xx/xx/2019.

There are multiple prior IRS liens against the xx in favor of xx recorded on different dates. The supporting document does not show the lien amount.

There are multiple IRS liens against the xx in favor of xx recorded on different dates. The supporting document does not show the lien amount.

There are multiple prior civil judgments against the borrower in favor of xx recorded on different dates. The supporting document does not show the lien amount.

There are multiple civil judgments against the borrower in favor of xx recorded on different dates. The supporting document does not show the lien amount.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan for 18 months began on xx/xx/2020 and ran until xx/xx/2021. As per the comment dated xx/xx/2021, there is a credit dispute. Further details were not provided. The subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 2.875% beginning on xx/xx/2022 until the maturity date of xx/xx/2062.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
MJ5JP4POP4Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.384%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 3.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 3.125%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. The servicer provided an FB plan which ran from xx/xx/2022 to xx/xx/2023.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been the store owner of xx for 28 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of xx and the interest rate of 3.125%. According to the payment history tape data as of xx/xx/2023, the current P&I is xx and the interest rate is 3.125%. However, as per the comment dated xx/xx/2023, final modification document was sent to the borrower with deferment. However, the modification agreement is missing from the loan file.	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows funds from businesses are being used for the down payment and closing costs. However, a CPA letter approving the use of business funds for the closing of the mortgage is missing from the loan documents. Per AUS, cash to close requirement is xx and total verified assets are xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect mortgage broker fee. However, CD dated xx/xx/2021 reflects mortgage broker fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and 1-year SOL is expired.

TRID violation due to decrease in lender credit in final closing disclosure dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at xx. However, final CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing. Subject loan is purchase case, originated on xx/xx/2021 and 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2ZL2W5REBYP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.624%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	37.770%	37.770%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	49.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender, xx.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.624%. The current UPB is xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2023, the next due date is xx/xx/2023. The current UPB is xx.
As per the servicing comment dated xx/xx/2023, the RFD is excessive obligations.
As per the loan application, the borrower has been working at xx as a xx for 2 years. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No evidence has been found regarding damages/repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows the loan was delivered as a DU loan; however, the conditions of the DU finding were not met. The DU report recommendation is "Approve/xx"xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3DW2Q7LR2S1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	56.999%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender "xx.
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water/sewer account completion status are pending.
xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx as an xx for the period xx/xx/2016 to xx/xx/2020. Later, the borrower started working at xx as an xx for the period xx/xx/2021 to xx/xx/2021. Currently, the borrower joined at "xx" as a production operator B on xx/xx/2021.
The loan was originated on xx/xx/2022 and the Covid-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1-year has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EYKPDZ165P5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 5.375%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per the loan application, the borrower has been working at xx as an xx for 3.7 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The HOA questionnaire located at "xx" confirms that the last building inspection was made in 2022 and the repairs/replacements to be completed are only light poles in the parking lot. As per the tape data, the subject property is ineligible until all critical repairs have been completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Note Origination Appraisal Transmittal (xx)	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original note along with lost note affidavit is missing from the loan documents. The loan has not been modified." * Property Marketability Issues (Lvl 4) "xx"	* Application Missing (Lvl 3) "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZB9TH7XM4X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	43.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The current assignment is with xx.
There is a notice of lien (xx) against the subject property in favor of xx for the amount of xx which was recorded on xx/xx/2022.
There is a prior state tax lien against the xx in favor of the xx for the amount of xx which was recorded on xx/xx/2015. However, the SSN provided on supportive doc is inconsistent with the borrower's SSN.
The city, permits, building violations and code enforcement completion status are pending. The city, permits, building violations and code enforcement completion status is pending.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 37 months.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RLT85TQREJL	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	35.985%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.500%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 in the amount of xx with lender, xx which was recorded on xx/xx/xx. However, the last assignee should be xx.
The combined annual taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.50%. The current UPB is xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the comment dated xx/xx/2022, the RFD is the illness of borrower.
As per the loan application, the borrower has been working at xx as a xx for 3 years. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No evidence has been found regarding damages/repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020. As per the modified terms, the unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.50% starting from xx/xx/2020 and continuing until the new maturity date of xx/xx/2060. There is no deferred balance or forgiven principal amount.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"undisclosed"xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflect transfer taxes fee xx. However, CD dated xx/xx/2019 reflects transfer taxes fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2019 and the SOL of 1-year has expired."
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K3CICOLA3WX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.243%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	45.049%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019. The chain of assignments is not complete. Currently, the mortgage assignee is with xx. However, this should be with xx. No active judgments or liens have been found against the subject property and borrower. All prior years' taxes have been paid. City, Permit, Building Violations and Code Enforcement completion status is pending.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as an xx for 32 months. As per comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. FB plan was provided to the borrower for 6 months, which ended on xx/xx/2022. No evidence has been found for damages to the property. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.875% beginning from xx/xx/2022 to the new maturity date of xx/xx/2062.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X8KRHDNAD5K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Investor	No	Not Applicable	No	45.945%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx". There is no chain of assignment as the subject mortgage is with the original lender xx. There is a prior state tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2007. There are 4 prior credit card judgments against the borrower in the total amount of xx in favor of 'xx' and 'xx' which were recorded on different dates. There are 2 prior civil judgments against the borrower in favor of "xx" in the total amount of xx which were recorded on xx/xx/2011 and xx/xx/2011. There are 2 prior hospital/medical liens against the xx in favor of 'xx' and 'xx' recorded on xx/xx/2006 and xx/xx/2012. The borough taxes for 2022-2023 are paid off in the total amount of xx. The utility charges for 2023 were partially paid in the amount of xx on xx/xx/2023. The utilities charges for 2023 were delinquent in the amount of xx for due date of xx/xx/2023 and are payable through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 7.125%. The current UPB is xx.	Collections Comments: The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. As per final application, the borrower has been working at xx as an xx for 255 months. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per seller tape data, the subject property is an investment. No evidence has been found regarding damages/repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Missing flood cert (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
KM8YH46Z12Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	104.071%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	Unavailable	37.593%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2022 which was recorded on xx/xx/2022 with instrument#xx#XXXX
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per final application, the borrower has been working at "xx" as a "xx" for 3.2 years. The loan was originated on xx/xx/2022. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is not salable and insurable as the Notice of Return (xx) on the loan does not allow manual underwriting. Further details not provided."
* LTV or CLTV exceeds 104% (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing flood cert (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RGXSNWQB0EE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	xx	Not Applicable	xx	7.000%	360	xx/xx/2018	xx/xx/2018	Commercial	ARM	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx/xx/2018	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of xx. Currently, assignment is with "xx". It should be xx.
The combined taxes for 2021 have been paid off in the total amount of xx.
The combined taxes for 2022 (xx) are delinquent in the total amount of xx, which were due on xx/xx/2023 and payable through xx/xx/2023.
The combined taxes for 2022 (xx) are due in the total amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 7.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
The occupancy of the subject property is not available.
Final 1003 is missing from the loan file. Unable to determine the employment status of the borrower.
No information has been found regarding damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Unavailable	Not Applicable	ARM Rider Credit Application	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Mortgage - Missing required ARM Rider (Lvl 2) "xx" * Not all borrowers signed HUD (Lvl 2) "xx"	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			xx	Not Applicable
5TMSU7BE7SZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	45.838%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx".
There is a junior mortgage that was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender "xx" for the amount of xx.
There is a permit for plumbing and the status is active.
The first and second installments of county taxes for 2022/2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.250%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx for 60 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
M5SOC91S1JZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	78.889%	78.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	49.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 8.10 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Trulia showed estimated value at xxK. Current UPB xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C0169962ZFC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	98.725%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	26.095%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2021.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 7.10 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HJV3L1TL285	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	49.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx".
No active judgments or liens were found.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 7.2 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "Subject loan is purchase case. However, final CD reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HYGT96PETCD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	73.214%	73.214%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	43.527%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.375%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the loan is with xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022/2023 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at xx for the period xx/xx/2012 to xx/xx/2018. Currently, the borrower has been working at xx as a xx for 1.3 years.
The modification agreement was made between the lender "xx" and the borrower, "xx", on xx/xx/2023.
As per the comment dated xx/xx/2022, the borrower was approved for a 3-month TPP, which will begin from xx/xx/2022 to xx/xx/2023 with a monthly amount of xx. As per the comment dated xx/xx/2023, TPP has been completed.
As per the comment dated xx/xx/2022, the borrower was approved for Covid-19 deferral plan.
As per the comment dated xx/xx/2022, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender "xx" and the borrower, "xx", on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.375% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The loan has been modified once since origination.	Appraisal (xx) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xxK. Current UPB xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PVT3IQ1PTQK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	Yes	32.154%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 have been paid on xx/xx/2023 in the total amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.875%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx", as a president for 360 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage lending policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UK9RX8DXWIX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	Yes	20.187%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender, xx which was recorded on xx/xx/2022.
The chain of the assignments has not been provided as the subject mortgage is with the original lender, xx.
No active liens and judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the final loan application, the borrower has been the owner of xx for the past 18 years.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy records has been found.
The Covid-19 attestation is available in the loan file at xx PG#xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
2PIXBXBWCHV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	44.333%	44.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	84.409%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx with xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. The first and second installments of county taxes for 2022 have been paid in the total amount of xx. No prior year's delinquent taxes have been found. The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. As per the final application, the borrower has been working at xx as a xx for 21.9 years. Covid-19 attestation is available in the loan file, which is located at xx and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (xx) Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
R4WYPJDT4JM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	71.910%	71.910%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	46.502%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with the original lender "xx".
No active liens and judgments have been found.
The second installment of combined taxes for 2023 is due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water/sewer account completion status are pending.
xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 7 years and 7 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83SZ467K875	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	27.905%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with the original lender "xx".
No active liens and judgments have been found.
The first installment of city taxes for 2023 are due on xx/xx/2023 for the amount of xx.
No prior year's delinquent taxes have been found.
The required payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The P&I is xx and the rate of interest is 6.375%. The current UPB is xx.	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. Aso, no details pertaining to the damage to the subject property have been observed.
As per final 1003, the borrower xx is working at xx as xx from xx/xx/2018. The Co-borrower xx was previously working with xx as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Transmittal (xx)	xx	3: Curable		* Missing Required Disclosures (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
8F5L77TQXH7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	No	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	Yes	Yes	45.281%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	3.875%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 in the amount of xx in favor of xx. Currently, the subject mortgage is with the original lender, xx. The last mortgage assignment was recorded on xx/xx/2019. There is a junior mortgage active against the subject property in favor of "xx" which was originated on xx/xx/2011 and recorded on xx/xx/2014. However, the loan amount is not listed on the mortgage. There is a civil judgment entered against the borrower, xx, in favor of xx in the amount of xx which was filed on xx/xx/2017. The combined annual taxes for 2021 are paid on xx/xx/2022 in the amount of xx. The water/sewer charges are delinquent in the amount of xx.	The payment history as of xx/xx/2023 shows that the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current UPB is in the amount of xx and the current interest rate is 3.875%.	Collections Comments:The loan is currently performing. The payment history as of xx/xx/2023 shows that the borrower is current with the loan and the next payment due date is xx/xx/2023. The current UPB is in the amount of xx. The loan was modified on xx/xx/2018 with a new UPB in the amount of xx and the first modified payment due date was xx/xx/2018. No evidence of foreclosure has been found. As per the collection comment dated xx/xx/2019, the property was flooded. Further details not provided. The recent BPO is not available to determine the condition of the property. Also, the latest CCs are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower filed bankruptcy under Chapter 13 with case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 for the secured claim of xx and the arrearage amount is xx. Schedule D of the voluntary petition shows a secured claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx. The plan was confirmed on xx/xx/2021. However, the BK case was terminated on xx/xx/2021. As per the trustee's final report dated xx/xx/2021, the debtor paid the total arrearage in the amount of xx and the principal in the amount of xx to the subject creditor.	The loan modification agreement was made on xx/xx/2018 between the borrower, xx and the lender, xx. As per the modified terms, the new modified principal balance is xx and the interest rate is 3.875%. There is a deferred balance of xx and the interest-bearing amount is xx. The borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018 to the new maturity date of xx/xx/2058.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
D6K8SWQUOOQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	49.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is no chain of assignment as the subject mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.625% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 48 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V8D9A4FH5H0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	34.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with original lender "xx".
No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
The subject property is tenant occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower "xx" has been working at "xx" as a "xx" for 05 years.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* DSCR is less than 1.00 (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ORLFSSETCYU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.752%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found against the subject property and borrower.
All prior year's taxes have been paid.
No delinquent taxes have been found.
City, Permit, Building Violations & Code Enforcement completion status is pending.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The borrower has been the CEO of xx for 3 years and 1 month.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the appraisal report dated xx/xx/2022, which is located at "xx", there is a water stain on the ceiling of the subject property, and the completion report, which is located at "xx", shows the repairs have been completed. However, the seller's tape data shows "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents. Doc tracker is available at "xx" & 618"xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SBYFC3SQLL6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	27.049%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the subject property and borrower.
All prior year's taxes have been paid.
No delinquent taxes have been found.
City, Permit, Building Violations & Code Enforcement completion status is pending.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx. The borrower has been working at xx as a xx for 5.2 years. Covid-19 attestation is located at xx. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows misrepresentations of the physical characteristics of the subject property. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, GLA, and additional features like basement, garage/carport and fireplace/outbuilding. Significant line adjustments were made to arrive at an appraised value of xx. The current UPB is xx for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PPM5E7A3JHZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	38.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2022 has been paid in the amount of xx on xx/xx/2023.
The second installment of combined taxes for 2022 is due in the amount of xx.
The utility charges have been delinquent in the total amount of xx, which are good through xx/xx/2023.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 2.9 years.
The loan was originated on xx/xx/2022, the seller's tape data shows "The HOA questionnaire included in the loan file reflects special assessments. The questionnaire shows a special assessment of xx million for balconies, garage repair, and building rehab projects. Evidence that shows all critical repairs have been completed prior to loan delivery to Freddie Mac is missing.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. However, PIW is missing from the loan document. XXXX search shows an estimated value of xx. The current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
7246Q3GKCO3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	94.118%	94.118%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	42.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 in the amount of xx with lender xx on xx/xx/2023. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. There is a junior mortgage active against the subject property in favor of "xx" which was originated on xx/xx/2023 in the amount of xx and recorded on xx/xx/2023. No active judgments or liens have been found against the borrower or subject property. The property taxes for 2022 have been paid. The city and county taxes for 2023 are due on xx/xx/2024 in the amount of xx. No prior year's delinquent taxes have been found.	The subject loan was originated on xx/xx/2023 and the first payment due date is xx/xx/2023. The seller's tape data as of xx/xx/2023 shows the current UPB is xx and interest rate is 6.25%.	Collections Comments:The subject loan was originated on xx/xx/2023 and the first payment due date is xx/xx/2023. No evidence of damage or repair has been found. As per the final loan application, the borrower has been working at xx as a xx for 5.9 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RZ61PKO4GVF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	67.690%	67.690%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	35.988%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 2.625%, and the PITI is xx. The UPB is xx.	Collections Comments:According to servicing comments, the loan is performing.
 According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx.
As per the final application, the borrower was previously self-employed. He was the owner of "xx" for a period of 2.10 years (xx). Currently, the borrower has been working at xx as a xx for 9 months (xx).
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B49BJHY1KJC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	37.616%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx, it should be xx. The combined taxes for 2022 (xx) are due in the amount of xx. There is an expired permit violation against the subject property in the type of Alteration Residential Electrical Permit with permit# xx No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The PITI is xx, the interest rate is 5.875%, and the P&I is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower has been working at 'xx' as a children's pastor for 121 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Prohibited Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administrative FEE paid by Borrower: xx
Lender's Title Insurance Policy paid by Borrower: xx
Title Examination Fee paid by Borrower: xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EIWP5E6XC4H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.576%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender xx which was recorded on xx/xx/2022. There is no chain of assignments. The subject mortgage is with the original lender, xx. However, the last assignee should be xx. No active judgments or liens have been found. The first installment of city property taxes for the year 2023 is due on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The UPB is xx and interest rate is 3.25%.	Collections Comments:According to the collection comments as of xx/xx/2023, the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. As per the final loan application, the borrower has been working at the xx as a maintenance mechanic for 14 years. No evidence of foreclosure activity has been noted. No record of bankruptcy filed by xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D63VZ2ILND7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	48.250%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	36.171%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx, which was recorded on xx/xx/2021.
The chain of assignments is incomplete. Currently, the mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 3.50%, and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan; the last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per final 1003, the borrower was previously working at xx for the period xx/xx/2020 to xx/xx/2020. Later, the borrower started working at xx for the period xx/xx/2020 to xx/xx/2020 and then worked at xx for the period xx/xx/2021 to xx/xx/2021. Currently, the borrower joined 'xx' on xx/xx/2021 as a sales manager.No foreclosure activity has been found.
No details related to the bankruptcy have been found. The loan has not been modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A73B5C1AJQ4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	49.524%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx, which was recorded on xx/xx/2021. The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx. No active judgments or liens have been found. The first installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.	As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, and the interest rate is 3.25%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per the final 1003, the borrower was previously self-employed. He has been the owner of "xx" since xx/xx/2017. Currently, the borrower joined "xx" on xx/xx/2021 as an adas diagostics and comm.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1X1X1UK2SNV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	14.235%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx, it should be with xx. No active liens or judgments have been found against the borrower or property. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.
The subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per the final application, the borrower has been working at xx as a xx. senior analyst for 117 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test due to fees charged of xx exceeds fees threshold of xx over by +xx. The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows subject is a condo and valued at xxK. Current UPB is xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ME8NINH6IX5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Investor	Yes	Yes	No	16.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The mortgage is with the original lender, "xx". However, it should be with xx.
No active liens and judgments have been found.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.00% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
The Covid-19 attestation is located at "xx".
As per the final application, the borrower has been the owner of xx for 16.11 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1NJ0551LSAU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	35.871%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. Currently, the mortgage is with xx. All prior years' taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
Borrower's employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"		* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4KD6KYNTP3G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	36.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with MERS as nominee for "xx".
There is no chain of assignment. Currently, the loan is with the original lender, "xx".
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been receiving pension and social security income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
B28JOZGLFZK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	40.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current on the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and the PITI is xx. The UPB reflected as per the payment history is xx. The subject property is owner-occupied. No evidence has been found regarding bankruptcy. BWR is retired and was qualified using Social security income and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has been affixed to the permanent foundation.
According to the UT report located at "xx", the type of subject property is a manufactured home with VIN#xx. The VIN is not included in the mortgage legal. However, Alta-7 endorsement is available in the final title policy. Also, the affidavit of affixation is available at "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZNEJD7DTU9A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	38.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments: The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 9.2 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx"."	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
IKW9DXC1Q7D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	49.395%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided as the mortgage is currently assigned with the original lender "xx".
There are two state tax liens against the xx in favor of "xx" which were recorded on xx/xx/2018 and xx/xx/2023. The lien documents show the liens are levied upon all the real and personal properties of the claimant.
There are two prior judgments active against the subject borrower. The first was in the amount of xx in favor of "xx" recorded on xx/xx/2022. The second was in the amount of xx in favor of "xx" recorded on xx/xx/2015.
There is a prior child support judgment issued against the subject borrower in the amount of xx recorded on xx/xx/2010.
No delinquent taxes have been found for the prior year.
As per the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. As per the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.000% which was applied for the due date of xx/xx/2023. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. As per the final 1003, the borrower has been working at xx as a xx for 48 months. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the IOWA prohibited fees test due to fees charged xx exceeds fees threshold of xx over by +xx
The below fees were included in the test:
IA Transaction Coordination Fee paid by Borrower: xx
Title Guaranty Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx."
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I00OXW1X5AW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	PurXXXX	75.000%	75.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with lender, xx which was recorded on xx/xx/2022.
The chain of assignment has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	As per the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx. The P&I is xx and the interest rate is 6.375%, which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The final 1003 does not show the borrower's employment details.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* Assets Verification (Lvl 3) "Asset documentation is incomplete in the loan file. Require most recent consecutive 3 months bank statements for XXXX #XXXX. Loan file is only documented with xx. Require most recent consecutive 3 months bank statements for XXXX #XXXX.

Total asset balance is sufficient to cover CTC and reserve requirement."
* Credit report >90 days old at closing (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "Loan file is missing a complete condominium questionnaire and subject project warrantable status. The lending guide requires a complete condo questionnaire and the project must meet FNMA project standards."	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCO65X256I9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.700%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	60.000%	60.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The first installment of borough taxes for 2024 was paid on xx/xx/2023 in the total amount of xx.
The second, third, and fourth installments of borough taxes for 2024 are due in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.700%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.
The Covid-19 attestation is located at "xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is incomplete. Appraiser does not have the neighborhood characteristics and condominium unit housing trends sections of the appraisal completed. Require updated/revised complete appraisal report."
* Assets Verification (Lvl 3)     "Asset documentation is incomplete in the loan file. xx #XXXX statement is available in loan file for single complete month from xx/xx/2022 to xx/xx/2022. Require complete month statement for March and May of 2022 for xx #XXXX.

Total verified asset balance in the amount of xx is sufficient to cover CTC and reserve requirement."	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Multiple Source Docs	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3FO4AAYTLSX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.900%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	57.500%	57.500%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is a prior certificate of a tax lien with certificate No. 1A for delinquent taxes of 2016 against the subject property in favor of "xx" in the amount of xx, which was recorded on xx/xx/2016. However, the unrecorded tax lien discharge document located at "xx" shows that the tax certificate was redeemed on xx/xx/2017.
The first installment of borough taxes for 2024 has been paid in the amount of xx.
The second, third and fourth installment of borough taxes for 2024 are due in the total amount of xx.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details from the final application and collection comments.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets Verification (Lvl 3) "Asset documentation is incomplete in the loan file. Available xx statement is for complete April month of 2022, require complete month bank statement for February and March of 2022 for following accounts

1) xx# XXXX
2) xx# XXXX

Total available asset balance is xx. Total requirement is for xx."	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3MC65R9G7W3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	44.697%	44.697%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	49.864%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignment is incomplete. Currently, assignment is with the original lender, "xx" It should be "xx".
There is a UCC lien against the xx in favor of "xx" which was recorded on xx/xx/2023. The supporting document does not show the lien amount.
The county taxes for 2022-23 (xx) are paid off in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, and the interest rate is 4.75%. The UPB is xx.	Collections Comments:Currently, the loan is in collections. According to the payment history as of xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023, which was applied for on xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
Unable to determine the reason for default is not available.
As per tape data, the subject property is an investment.
As per the final application, the borrower has been working at xx as a xx for 16 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75ET2V4BKYS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	70.581%	70.581%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Investor	Yes	Yes	No	37.904%	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	xx	xx/xx/2022	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignment is with xx, FSB, not in its individual capacity, but solely as owner trustee for xx, A Delaware Statutory Trust". However, it should be with "xx".
No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history tape as of xx/xx/2023, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history tape as of xx/xx/2023, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2022, the RFD is curtailment of income.
The subject property is tenant occupied.
No evidence has been found regarding bankruptcy.
As per the comment dated xx/xx/2021, the borrower was active on the COVID-19 forbearance plan, which is now ended. Further details were not provided.
As per final application, the borrower has been working at xx as a xx for 540 months.
Foreclosure Comments:As per comment dated xx/xx/2023, the foreclosure was initiated in 2023. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with xx. The P&I as per payment history is xx and rate of interest is 4.990%, however, there is a reduction in P&I with respect to note data which seems that there would be a possible modification. As per tape data, the loan has been modified with a modified principal balance of xx. Also, comment dated xx/xx/2022 states that final mod was completed on xx/xx/2022. However, the modification document is missing from the loan file.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3P2QYSA084C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	2 Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx. There is a municipal lien against the xx in favor of "xx" in the total amount of xx, which is good through xx/xx/2023. There is a code and permit violation against the subject property in favor of "xx" in the total amount of xx, which is good through xx/xx/2023. There is one civil judgment against the borrower in favor of "xx" which was recorded on xx/xx/2019 in the amount of xx. The first installment of county taxes for 2023 has been paid in the amount of xx on xx/xx/2023. The second installment of county taxes for 2023 is due in the amount of xx. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/202. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is currently in collection. According to payment history tape data as of xx/xx/2023, the borrower has been delinquent for 7 months and the next due date is xx/xx/2022. The current UPB reflected as per the payment history is xx. As per the appraisal report dated xx/xx/2023, which is located at "xx", the subject property is in average condition. As per the document dated xx/xx/2020, which is located at "xx", the borrower's income was impacted by Covid-19, and he is asking for a 6-month forbearance plan. As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx with a rate of interest of 7.500% and a maturity date of xx/xx/2048. The P&I as per payment history is xx and the rate of interest is 6.000%. However, there is a difference in P&I and rate of interest with respect to note. However, the modification agreement is missing from the loan file.	xx	1: Acceptable	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCVJE8WJ0O2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	78.616%	78.616%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	2 Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. However, the mortgage is with the original lender, xx, it should be xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2019. The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023. The annual water charges for 2023 are due in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2023, the borrower has been delinquent with the loan for 7 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2022. The current rate of interest is 6.00%. The current UPB reflected in the tape data is xx.	Collections Comments:As per the review servicing comments, the current status of the loan is in collection. According to the payment history tape data as of xx/xx/2023, the borrower has been delinquent with the loan and the next due date is xx/xx/2022. The current UPB reflected in the tape data is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The reason for the borrower's default is not available in the collection comments. The loan has not been modified since origination. However, as per the document located at "xx", the borrower was on active duty from xx/xx/2019 to xx/xx/2019. Hence, the rate was reduced to 6.00%. The document "xx" shows the borrower is on SCRA active duty from xx/xx/2022 to xx/xx/2022 and the order expires on xx/xx/2023. As per the BPO report dated xx/xx/2023 located at "xx", the subject property is in average condition. No comment pertaining to the damage to the subject property has been observed. As per the comment dated xx/xx/2023, the subject property is vacant. The borrower's employment details are not available as the final/initial application is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing	xx	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "xx"	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1OV6XNKPNWR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
The chain of assignments is not complete. Currently, the loan is with the original lender, xx. However, it should be with xx.
There is judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2019.
There is municipal lien active against the subject property in favor of xx in the amount of xx which was due and good through xx/xx/2023.
There is a special assessment active against the subject property in favor of xx in the amount of xx which was due on xx/xx/2023.
2nd half county taxes of 2023 are due on xx/xx/2023 in the amount of xx.
No delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the review of the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The UPB is xx.
The final 1003 is missing. Hence, unable to determine the borrower's employment details.
No bankruptcy and foreclosure evidence has been found.
 No comments have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing	xx	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "xx"	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PY0DXCW18DO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignee is "xx" instead of "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.500% which was applied for the due date of xx/xx/2023. The current UPB as per the tape data is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.500% which was applied for the due date of xx/xx/2023. The current UPB, as per the tape data is xx. No bankruptcy evidence has been found. The foreclosure was initiated in 2023. However, as per the collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated and the funds have been received in the total amount of xx. As per the collection comment dated xx/xx/2023, the borrower was repairing the unit. As per the comment dated xx/xx/2023, the borrower stated that all the repairs are complete. However, as per the latest comment dated xx/xx/2023, the yard was not maintained (xx), and there was exterior debris/personal property in the yard. The same date as another comment shows the borrower is unable to file for damages. The cost of repair is unable to be determined. The comment dated xx/xx/2023 shows the subject property is vacant. The final 1003 is missing from the loan file. Hence, unable to determine the borrower's employment details.
Foreclosure Comments:The foreclosure was initiated in 2023. However, as per the collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated and the funds have been received in the total amount of xx.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"	Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:1 Total Amount:1,007.00 Last Date:xx/xx/2020	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R7IOI2QD6H7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	49.503%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.990%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx". The chain of assignments is incomplete. The current assignment is with xx which was recorded on xx/xx/2022. However, it should be with "xx". There is a prior credit card judgment against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2020, and was re-recorded on xx/xx/2021 and xx/xx/2022 respectively. There is a civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2021. There is a prior state tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2015. There is a prior IRS lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2019. There are two medical liens against the xx in favor of xx which were recorded on xx/xx/2020 and xx/xx/2022 respectively. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.99% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. After the MOD on xx/xx/2022, xx was added to UPB and UPB increased from xx to xx. As per the servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19. The borrower was approved for the 9-month FB plan which ended on xx/xx/2022. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan was modified on xx/xx/2022 with a modified UPB of xx. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx for 48 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.990% starting on xx/xx/2022 and the new maturity date is xx/xx/2062.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HD143LZXNN1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	23.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The mortgage is with the original lender, xx. However, it should be with xx.
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 2.99% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment related to the damage to the subject property has been observed.
As per the final application, the borrower previously worked at xx as a xx for 1 month.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0DD14QG42J1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.434%	74.434%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.207%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at xx for the period xx/xx/2013 to xx/xx/2021. Currently, the borrower has been working at xx as a xx since xx/xx/2022.
As per the appraisal report dated xx/xx/2022, which is located at "xx", there is a physical deterioration due to normal wear and tear to the subject property, and it requires minimal repairs to the building components/mechanical systems; also, cosmetic repairs were required. The estimated cost of repair is not available. CCs do not show any damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TEA4NBYVDVA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	47.490%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at xx for the period xx/xx/2020 to xx/xx/2021. Later, the borrower started working at xx for the period xx/xx/2021 to xx/xx/2023. Currently, the borrower has been working at xx as an xx since xx/xx/2023.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of section C fees and recording fee at xx. However, CD dated xx/xx/2023 reflects the sum of section C and recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflects points - loan discount fee at xx. However, CD dated xx/xx/2023 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL of 1 year is active."
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EMOJP1MXQXE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.968%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. The annual combined taxes for 2022 were paid on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 5.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. No evidence of damage or repair has been found. No record of bankruptcy filed by xx. As per the final application, the borrower has been working at "xx" as a "xx" for 20 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
KLGT7VT0M9R	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	Unavailable	Unavailable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	43.241%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.375%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx. No active liens and judgments have been found. The annual combined taxes for 2023 are due in the total amount of xx on xx/xx/2024. The annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.375%. The current UPB is xx.	Collections Comments:As per the seller's tape data, the loan is in bankruptcy. However, as per the collection comments, the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. As per the seller's tape data, the bankruptcy was filed under Chapter 13 on xx/xx/2023. Further details not provided. However, no record of a BK filed by xx. As per the servicing comment dated xx/xx/2021, the borrower's income is impacted due to the Covid-19 pandemic. The Covid FB plan ran and was extended several times, starting from xx/xx/2021 to xx/xx/2022. Further details not provided. As per the servicing comment dated xx/xx/2022, the loan was modified on xx/xx/2022. As per the final loan application, the borrower has been qualified for social security income. No other income or employment details have been found on the loan application.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the seller's tape data, the bankruptcy was filed under Chapter 13 on xx/xx/2023. Further details not provided. However, no record of a BK filed by xx	Loan modification agreement was made between the borrower and lender on xx/xx/2022. The new modified rate is 3.375% and borrower promises to pay the P&I of xx which began on xx/xx/2022. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2062. Reason for modification is financial hardship.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
8E6UAXIDERO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2020	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	85.000%	86.728%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	43.347%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx in favor of "xx" in the amount of xx, originated on xx/xx/2020 and recorded on xx/xx/2021.
No active judgments or liens were found.
The city taxes for 2023-2024 are paid off in the amount of xx.
The utility charges for 2023 are delinquent in the amount of xx, which was payable through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is currently 30 months delinquent with the loan. The last payment was received on xx/xx/2020 in the amount of xx and was applied to the due date of xx/xx/2020, and the next due date is xx/xx/2021. The monthly P&I is xx, and the interest rate is 3.500%. The current UPB is xx.	Collections Comments: Currently, the loan is in active bankruptcy.
According to the payment history as of xx/xx/2023, the borrower is currently 30 months delinquent with the loan. The last payment was received on xx/xx/2020 and the next due date is xx/xx/2021.  The current UPB is xx.
The foreclosure was initiated in 2022. The notice of lis pendens/complaint was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure sale date was scheduled for xx/xx/2023. According to the servicing comment dated xx/xx/2023, a contested matter has been identified. But it was resolved on xx/xx/2023. However, the date of sale was postponed several times, and as per the servicing comment dated xx/xx/2023, the most recent foreclosure sale date was scheduled for xx/xx/2023. The foreclosure file has been placed on hold as the borrower filed for bankruptcy under Chapter 13 on xx/xx/2023. Further details not found. CCs do not show damages.
As per servicing comment dated xx/xx/2020, the borrower's income has been impacted due to Covid-19. Forbearance plan was started on xx/xx/2021. Further details not found.
As per the final application, the borrower, "xx" has been working at xx as an xx for 2.5 years. The Covid-19 attestation is located at- xx #pg88.

Foreclosure Comments:The foreclosure was initiated in 2022. The notice of lis pendens/complaint was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure sale date was scheduled for xx/xx/2023. According to the servicing comment dated xx/xx/2023, a contested matter has been identified. But it was resolved on xx/xx/2023. However, the date of sale was postponed several times, and as per the servicing comment dated xx/xx/2023, the most recent foreclosure sale date was scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure has been placed on hold as the borrower filed for bankruptcy under Chapter 13 on xx/xx/2023. Further details not found.
																																																																																	Bankruptcy Comments:According to the PACER report, the borrower, "xx" had filed for bankruptcy under Chapter 13 with case number xx on xx/xx/2023.According to Schedule D of the voluntary petition dated xx/xx/2023, the amount of the claim without deducting the value of collateral is xx and the value of the collateral that supports this claim is xx. Therefore, the unsecured portion is in the amount of xx. The POC was filed by xx on xx/xx/2023 with the POC amount of xx and the amount of arrears of xx. The plan was not confirmed. The loan is an active BK case.	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FBBLGY9AZWF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	45.324%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the loan is with "xx". However, it should be with xx.
No active judgments or liens have been found.
The annual installments of school taxes for 2022-2023 have been paid in the total amount of xx on xx/xx/2022.
The annual installments of combined taxes for 2023 have been paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as an xx for 10.6 years.
As per the document, which is located at "xx", there is a scrape and paint on all the deteriorated exterior surfaces on the entry door and garage window, and the estimated amount to repair the damages is in the total amount of xx. No details have been found regarding the completion of the repairs. CCs do not show damages. The latest BPO report is not available in the loan file.
The modification agreement was made between the lender and borrower on xx/xx/2022.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2021 to xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.375% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
Y1PR3BQFN4W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender "xx".
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 13.10 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
65MX9YQ0H06	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	31.311%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.875%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the final application, the borrower, xx has been working at the "xx" as a bus operator for 268 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "xx"certificate of occupancy"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
SG7H6G2UMIY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	28.688%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
There is a prior IRS lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
There is a prior medical lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 24 months.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5UH8SH3VW97	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.000%	74.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	49.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx. " No active judgments or liens were found. The annual installment of combined taxes for the year 2022 has been paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.125%. The current UPB is reflected on tape for the amount of xx.	Collections Comments:The current status of the loan is performing, and the next due date is xx/xx/2023. The current UPB is reflected in PH for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by COVID-19.
As per the final application, the borrower has been working at "xx" as a "xx" for 16 years and 7 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures	xx	3: Curable		* Missing Initial 1003_Application (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZFQX7H820LE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	87.000%	87.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	49.676%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with the original lender, "xx" instead of xx."xx"xx"xx"State of North Carolina" in the total amount of xx, which were recorded on xx/xx/2023.
The 2022 combined annual taxes were paid in the amount of xx on xx/xx/2022.
The 2023 combined annual taxes have been due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.50%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is reflected in PH for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been working at xx as a xx for 2 years.
The reason for the default is not available.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the property's occupancy is stated as owner-occupied.
No comments have been found stating the borrower's income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated xx/xx/2023 reflects non-specific lender credits at xx. However, cd dated xx/xx/2023 reflects non-specific lender credits at xx. This is a decrease in fee of xx for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at +xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2023 and the SOL of 1 year is active."
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Z9ULDVWZ09R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Cash Out	67.055%	67.055%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	50.250%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with an original lender named "xx" instead of xx."
No active judgments or liens were found.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.750%. The current UPB is reflected in the tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is reflected in the tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
The appraisal report shows there is ceiling damage. However, no information has been found related to damage or repairs in the latest collection of comments.
As per the tape data, the subject property has been occupied by the owner.
As per the final application, the borrower has been working at xx as a xx. for 5 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QF524I761KG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Secondary	Yes	Yes	No	13.259%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The covid-19 attestation is located at "xx".
As per the final application, the borrower has been working at "xx" as a "xx" for 101 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
V7WWVPBVI2O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	91.000%	91.000%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to confirm the current employment details from the final application and collection comments.
As per the comment dated xx/xx/2021, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2021, the reason for default is servicing problems.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MSVQHQ7XA0H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	39.475%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens were found.
The annual combined taxes for 2023 have been due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history tape as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per final application, the borrower "xx" has been working at xx as a xx for 18 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"as is"xx"
* Closing_Disclosure violations (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Final Application Incomplete (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PBR7A8X6NW4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	30.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
The payment history is missing from the loan file. As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last transaction details are not available. The monthly P&I is xx and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
As per the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest loan file. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 52 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing DU/GUS/AUS	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XFBQ39310F8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.959%	94.959%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	24.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
There are two judgments active against the borrower in favor of xx recorded on different dates. However, the amounts of judgments are not available in the supporting document.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 4 years and 7 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7NHZOVYUMAD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	43.228%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
No active judgments and liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.875% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower xx has been working at xx as a xx for 4 months and the co-borrower xx was previously working at xx as an xx for the period xx/xx/2019 to xx/xx/2021. Later, the borrower started working at xx as a xx for 14 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable		* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
N2W74UTDRDI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	34.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the mortgage is with the original lender, "xx". No active judgments and liens have been found. The annual combined taxes for 2023 were due in the amount of xx on xx/xx/2024. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.50% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 144 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P3DJJCFUVVK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	77.000%	77.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.187%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	4.875%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The chain of assignment is not complete. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The current P&I is xx, and the PITI is xx. The UPB is xx, and the deferred balance is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The borrower was previously working at xx as xx from xx/xx/2022 to xx/xx/2022. Currently, the borrower joined xx on xx/xx/2022 as COO.
As per comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. FB plan was provided for 3 months for the period of xx/xx/2022 to xx/xx/2022.
As per comment dated xx/xx/2023, the subject property is occupied by the owner.
The appraisal report dated xx/xx/2022 states 'xx'. The improvement section shows the property condition as C3. The report shows defects in hollow-panel doors. An estimated cost is not available. 1004D is missing from the loan document. However, no evidence has been found regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.875% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The deferred balance amount is xx and interest bearing amount is xx.

Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx  Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (xx) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test:  Points - Loan Discount Fee paid by Borrower: xx  Processing Fee paid by Borrower: xx  Underwriting Fee paid by Borrower: xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.18%. Tape and file shows BWR dies not have stable and consistent job history. Multiple jobs, quit family employment right after closing.
Further details not provided. Lender defect. Subject loan was originated on xx/xx/2022, and the 3-year ATR SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TGDZGJ32BEF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Yes	First	xx	xx	Not Applicable	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$544.74	xx	5.125%	360	xx/xx/2019	xx/xx/2020	Conventional	Fixed	Refinance	78.277%	78.277%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	19.813%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.125%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2022.
No active liens and judgments have been found against the borrower and subject property.
No prior year's delinquent taxes have been found.
According to the payment history tape as of xx/xx/2023, the borrower is current with the loan. The borrower made the last interest-only payment on xx/xx/2022. However, the loan was modified to UPB xx(xx) on xx/xx/2023. The first payment is due on xx/xx/2023, with P&I xx and an interest rate of 5.125%.	Collections Comments:The current status of the loan is performing.
According to the payment history tape as of xx/xx/2023, the borrower is current with the loan. The borrower made the last interest-only payment on xx/xx/2022. However, the loan was modified to UPB xx(xx) on xx/xx/2023. The first payment is due on xx/xx/2023, with P&I xx and an interest rate of 5.125%.
As per the servicing comment dated xx/xx/2022, the borrower's income was impacted by COVID-19.
As per comment dated xx/xx/2022, the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
As per final application, the borrower has been working at xx as an xx for 25 months.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated in 2022. Further details were not provided. As per the comment dated xx/xx/2022, the FC sale was scheduled for xx/xx/2022. However, as per comment dated xx/xx/2022, the FC case was closed as the foreclosure was reinstated.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2023 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 5.125% beginning from xx/xx/2023 to the new maturity date of xx/xx/2053.	Affiliated Business Disclosure Appraisal (xx) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"subject to completion of repairs"xx"	* Compliance Testing (Lvl 2) "This loan fail TRID total of payments test due to charge disclosed on final CD as xx. Calculated disclosed charge is xx for an under disclosed amount of -xx. Subject loan is a refinance, originated on xx/xx/2019 and the 3-year SOL is expired.

This loan fail TRID rescission total of payments test due to charge disclosed on final CD as xx. Calculated disclosed charge is xx for an under disclosed amount of -xx. Subject loan is a refinance, originated on xx/xx/2019 and the 3-year SOL is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the qualified mortgage interest only test. (12 CFR 1026.43(xx)(xx)(xx)(xx))
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not allow the consumer to defer repayment of principal.

This loan failed the qualified mortgage balloon payment test. (12 CFR 1026.43(xx)(xx)(xx)(xx))
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not result in a balloon payment."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx/xx/2019 and the 3-year SOL is expired.

Foreclosure rescission finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a refinance, originated on xx/xx/2019 and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the amortization test. (xx)
This loan failed the amortization test. For loans with a date creditor received application on or after xx/xx/2014, loans eligible for sale to Fannie Mae must be fully amortizing, as defined in Regulation Z.

This loan failed the balloon payment test. (xx)
The loan provides for a balloon payment. Freddie Mac will no longer purchase balloon/reset Mortgages."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.425% exceeds APR threshold of 5.425% over By +0.235%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.425% exceeds APR threshold of 5.190% over by +0.235%.HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MWE6OCBLV4C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	64.705%	64.705%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.368%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx tax notes show the taxes were obtained through a call. Annual supplemental county taxes for 2021 are due in the amount of xx for xx/xx/2023. Annual supplemental county taxes for 2021 were delinquent in the amount of xx and good through xx/xx/2023.	As per the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the current P&I and interest rate. The current UPB as per the tape data is xx.	Collections Comments:The current status of the loan is performing. As per the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the current P&I and interest rate. The current UPB as per the tape data is xx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx as a xx for 90 months. The appraisal report dated xx/xx/2022 is "subject to completion" for the installation of smoke alarm, carbon monoxide sensor and heating system. The cost of repair is xx. However, 1004D is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of xx were used for non-mortgage debt. Loan tested for compliance through CE."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q7CDIGJNUOR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	40.043%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
Tax notes shows that taxes obtained via call, no printout available.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 23.7 years.
Unable to be determine the current condition and occupancy of the property.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"
																																																																																								* TRID Violations (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X91UH7WKMYM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	91.575%	91.575%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgment or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as an xx for 7.4 years.
No damages have been reported.
The subject property is occupied by the owner.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
 Lock Extension Fee paid by Borrower: xx
 Mortgage Broker Fee (xx) xx
 Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
 Loan Origination Fee paid by Borrower: xx
 Lock Extension Fee paid by Borrower: xx
 Mortgage Broker Fee (xx) xx
 Points - Loan Discount Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the loan is uninsurable by the FHA due to the borrower defaulting on the student loan, per the CAIVRS search. Borrower now has a Clear CAIVRS. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to fees charged xx exceeds threshold of xx over by +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
 Lock Extension Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.Loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SOISYPDTUYM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,073.75	xx	4.299%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	79.750%	79.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	41.256%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.299%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx, FSB.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been the owner of xx for 20 years.
Covid-19 attestation is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.299% beginning on xx/xx/2023 with a maturity date of xx/xx/2053.

Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XFVDHGDWT2S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$548.00	xx	3.653%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	33.653%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.653%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. There is a civil judgment against the borrower in favor of "xx" which was recorded on xx/xx/2022. However, the amount of judgment is unable to be determined. The county taxes for 2022 were paid in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.653%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023 the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
The loan was modified on xx/xx/2022 with new UPB of xx.
No information has been found related to damage or repairs.
As per tape data, the property is occupied by the owner.
As per the final 1003, the borrower has been receiving pension and social security income. No other employment or income information is mentioned on the loan application.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx, and the lender xx, N. A. on xx/xx/2022. As per the modified terms, the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.653% starting from xx/xx/2023 and continuing until the new maturity date of xx/xx/2053.
Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed Qualified Mortgage Interest Only Test due to A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2020 does not reflects Points - Loan Discount Fee. However, final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2020 does not reflects Appraisal Review Fee. However, final CD dated xx/xx/2021 reflects Appraisal Review Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BO7UPUXZW4M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$889.00	xx	3.993%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	89.990%	89.990%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	26.904%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.993%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx.
The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.990%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is reflected in tape for the amount of xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No evidence of damage or repairs has been found.
As per the final application, the borrower has been working at xx as a xx for 16 years and 9 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and lender "xx" on xx/xx/2023. As per the modified terms, the modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.993% starting from xx/xx/2023 and continuing until the new maturity date of xx/xx/2053.	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Credit Report Fee at xx. However, CD dated xx/xx/2020 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Transfer Taxes at xx. However, CD dated xx/xx/2020 reflects Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
PCI4DF529I6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$714.00	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	47.674%	47.674%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	24.211%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx, FSB.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the reason for default is curtailment of income. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the 50% partner of "xx" for 125 months.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 3.125% beginning on xx/xx/2023 untill the maturity date of xx/xx/2052.	Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase RESPA Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the qualified mortgage interest only test due to A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Moderate	Pass	Pass	Fail	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDDXY3PC4RH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2011	xx/xx/2011	Conventional	ARM	Purchase	69.444%	69.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	30.181%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	5.000%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2012 in the amount of xx in favor of xx. The current mortgage assignment is with xx in favor of "xx" in the amount of xx which originated on xx/xx/2018 and was recorded on xx/xx/2019 with the instrument #xx The second installment of combined taxes for 2023 is due in the total amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent for 31 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I is xx and the PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 31 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I is xx and the PITI is xx. The UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2022, the RFD is a curtailment of income. As per the comment dated xx/xx/2022, the borrower's income was impacted by COVID-19. As per the document located at "xx", the servicer provided a 3-month pandemic deferral plan starting from xx/xx/2020 to xx/xx/2020.xx."xx"xx REPORT SEARCH_C2022092712090022817_192_082320230940068037664 Page#xx", the foreclosure case was dismissed due to reinstatement. However, as per the comment, the FC was re-initiated in 2022. The step complaint was filed on xx/xx/2022.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 5.000% beginning from xx/xx/2016 to the new maturity date of xx/xx/2046.	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Choice of Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
F8LRLKMKEUM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	41.269%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in the favor of "xx" with Instr#xx. The chain of assignments is not found. There are no any active liens or judgments. There are no any taxes. No delinquent taxes have been found for the prior year.

According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
The loan is in collections. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per final application the borrower has been working at xx as a xx for 25 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows unverified funds to close. However, as per DU, total verified assets of xx satisfy the cash to close requirement of xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Compliance failing for state regulations. PA license validation test.  In the state of PA, lender is licensed under state ID#36815 as per NMLS web site.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Lost Note Affidavit (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"xx"xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5A8VAU4XP4U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2015	xx/xx/2015	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2015	xx	Primary	Yes	Yes	No	47.941%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in the favor of "xx" with Instr# xx The chain of assignments is not found. There are no any active liens and judgments. The county taxes of 2022 have been paid in the amount of $ xx on xx/xx/2022 and xx/xx/2023. No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The P&I is xx and PITI is xx with an interest rate of 4.500%.The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The P&I is xx and PITI is xx with an interest rate of 4.500%.The current UPB reflected as per the payment history is xx.
No modification and forbearance details are available in recent collection comments.
No foreclosure and bankruptcy activity has been found.
No details related to the bankruptcy have been found.
As per the final 1003, the borrower has been working at xx as an xx for 2.43 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject property is a mixed-use OO in xx. Tape shows property is used for adult daycare facilities. Subject address comes up as xx on the internet. The appraised value of the subject property is xxK. XX search shows subject valued at xxM. Current UPB xxK. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 2) "Loan fails FHA QM Rebuttable Presumption Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx
The below fees were included in the test:
Seller-Paid Points and Fees xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.572% Exceeds APR threshold of 5.643% Less By -0.071%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.572% Exceeds APR threshold of 5.150% Over By +0.422%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Seller-Paid Points and Fees xx

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Seller-Paid Points and Fees xx"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-priced mortgage loan test due to APR calculated 5.572% Exceeds APR threshold of 5.150% Over By +0.422%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 5.572% exceeds APR threshold of 5.150% over by +0.422%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI certificate is missing from the loan file"
* Missing Required Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6UWHS9JJ5ZJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 reflects that the subject mortgage originated on xx/xx/2022 with the lender xx in the amount of xx, which was recorded on xx/xx/2022.

The chain of the assignment has been completed. The latest assignment is with xx.

No active liens and judgments have been found against the borrower and the property.

Annual combined taxes for  2023-2024 have been paid in the amount of xx.

No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate of 5.125% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is currently in collection.

According to the payment history as of xx/xx/2023, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with interest rate of 5.125% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.

No details related to the bankruptcy have been found.

No foreclosure activity has been found.

As per the final 1003, the borrower has been working at xx as an xx for 4 years
No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) a broker fee.
A mortgage lender shall have the right to charge only the following fees:
1. Application fee
2. Origination Fee
3. Lock in fee
4. Commitment Fee
5. Warehouse Fee
6. Discount Points"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C4A4OXC1S0B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	26.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the Updated Title Report dated xx/xx/2023 reflects that the subject mortgage originated on xx/xx/2022 with the lender xx in the amount of xx which was recorded on xx/xx/2022.

The chain of the assignment has been completed. The latest assignment is with xx.

No active liens and judgments have been found against the borrower and the property.

Annual combined taxes for the year of 2022 have been paid in the amount of xx

No prior year's delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with interest rate of 4.375% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing.

As per review of latest payment history as of xx/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with interest rate of 4.375% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.

No foreclosure activity has been found.

No damages have been found.

As per the final 1003, the borrower has been working at xx for 6 years

No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows project analysis is missing/incomplete. File shows completed condo questionnaire and appraisal shows completed project. Appraised value of the subject property is xxK. Current UPB xxK. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3LQU70WNL9Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	64.151%	64.151%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	43.493%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2025 in the amount of xx in the favor of "xx" with Instr#xx The chain of assignments is not found. There are no any active liens and judgments. The county taxes of 2022 have been paid in the amount of xx on xx/xx/2022 and xx/xx/2023. No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.500%.The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 4.500%.The current UPB reflected as per the payment history is xx.
The loan is in Performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the final 1003, the borrower has been working at  xx as a  xx for 161 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Lost Note Affidavit (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JV97O8PEOEJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx/xx/2022	xx	Secondary	Yes	Yes	Yes	20.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 reflects that the subject mortgage originated on xx/xx/2022 with the lender xx in the amount of xx, which was recorded on xx/xx/2022.
The chain of the assignment has been completed. The latest assignment is with xx.
1st, 2nd, and 3rd Combined taxesf 2023 have been paid in the amount of xx.
1st, 2nd , and 4th Combined taxes 2023-2024 have been paid in the amount of xx.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with interest rate of 4.990% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing.

As per review of latest payment history as of xx/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with interest rate of 4.990% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.

As per the final 1003, the borrower has been working at xx as a xx for 4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows the subject property is a condotel. The subject is a beachfront condo project located in the xx Project within the seasonal resort of xx. XX search shows the subject valued at xxK. Current UPB xxK. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2022. And Final closing disclosure date is xx/xx/2022 which is less than 3 business days from the Consummation date xx/xx/2022.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.372% exceeds APR threshold of 5.330% over by +0.042%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. Fees charged xx Fees Threshold xx over by  +xx.

The Below fees were included in the test:

HOA Fee paid by Borrower: xx
																																																																																							Title - CPL Fee paid by Borrower: xx"			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LWL1MY3A01A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	14.049%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
The annual county taxes for 2023/2024 are due in the total amount of xx for xx/xx/2023 and xx/xx/2023 respectively.
No prior year's delinquent taxes have been found.	According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 3.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history seller's tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 3.125%. The current UPB is xx.
No evidence has been found regarding bankruptcy and foreclosure.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been the owner of xx for 283 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0JBQDRX71ZO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The current assignment is with the lender "xx".
No active liens and judgments have been found.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.630% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
The appraisal report reflects the property "as is". However, a photo addendum shows the deck flooring boards need to be replaced. 1004D is missing from the loan documents. CCs do not show any damage.
As per the final application, the borrower has been working at xx as a xx for 132 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is"xx"	* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EAJ7X2W8JLZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	78.431%	78.431%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	42.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with MERS as nominee for "xx".
There is no chain of assignment. Currently, the loan is with the original lender, "xx".
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at xx as a xx for the period xx/xx/2020 to xx/xx/2021. Currently, the borrower has been working at xx as a xx for 1.2 years (xx).
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."
																																																																																							* ComplianceEase State Regulations Test Failed (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AIPIDQEKE75	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	41.043%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.500%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx. Currently, the assignment is with the lender "xx". However, the last assignee should be xx.
There are multiple credit card judgments against the borrower in the total amount of xx which were filed by xx, xx/xx/2023, and xx/xx/2023 respectively.
The combined taxes for 2023 were paid on xx/xx/2023, and xx/xx/2023.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.50%. The current UPB is xx.	Collections Comments:According to the collection comments, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the RFD is marital problems.
The loan was modified on xx/xx/2023 with a modified principal balance of xx and the first modified payment due date is xx/xx/2023.
No foreclosure activity has been found.
No record of bankruptcy filed by xx.
As per the collection comment dated xx/xx/2023, the subject property is occupied by the owner.
As per the final application, the borrower xx has been working at xx as a xx for 9.6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and lender "xx" on xx/xx/2023. As per the modified terms, the modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.50% starting from xx/xx/2023 and continuing until the new maturity date of xx/xx/2053.	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"as is."xx" * Property Marketability Issues (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2019 reflects Appraisal Fee at xx. However, final CD dated xx/xx/2019 reflects Appraisal Fee at xx.
Initial LE dated xx/xx/2019 does not reflects Appraisal Re-Inspection Fee. However, final CD dated xx/xx/2019 reflects Appraisal Re-Inspection Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2019 and the 3 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U2CLTI13P6T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	42.867%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.000%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. The current assignment is with the original lender "xx". However, it should be with "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx/xx/2022 and was recorded on xx/xx/2022.
There is an UCC lien against the xx in favor of "xx" which was recorded on xx/xx/2023. The amount is not mentioned on supporting document.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023 which was applied to the due date xx/xx/2023. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023 which was applied to the due date xx/xx/2023. The next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the RFD is excessive obligation.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xx for 175 months.
The loan was originated on xx/xx/2020 and the Covid-19 attestation is located at "xx".
As per the collection comment dated xx/xx/2021, the borrower's income was impacted by COVID-19. However, forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2023 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2023 to the new maturity date of xx/xx/2063.	Initial 1003_Application Transmittal (xx)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
ES2U6FP05RB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	32.356%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx, A Division of XXXX in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with original lender xx, A Division of XXXX
No active judgments or liens have been found.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 2.875%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4.3 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
M9NJFGF0HRZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	36.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. N.A. No active judgments or liens were found. The first and second installments of county taxes for 2022/2023 have been paid in the total amount of xx. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, "xx" previously worked at xx as xx for the period xx/xx/2019 to xx/xx/2020. Currently, she has been working at xx." has been working at xx as a xx for 4.4 years.
As per the comment dated xx/xx/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx" * The COC is missing (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
X2XF5X1CL3A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	No	No	54.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx, A Division of XXXX in the amount of xx, which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender, xx, A Division of XXXX
No active judgments or liens have been found.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 2.490%. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx as an xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Intent to Proceed Missing (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
VWTMWR2Q97L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	63.889%	63.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	45.131%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx, A Division of XXXX in the amount of xx, which was recorded on xx/xx/2023.
There is no chain of assignment as the subject mortgage is with the original lender, xx, A Division of XXXX
No active judgments or liens have been found.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 2.625%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
Borrower's employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Intent to Proceed Missing (Lvl 3) "xx"	* Property is Manufactured Housing (Lvl 2) "The home is affixed.
																																																																																								As per the appraisal report, the subject property type is a manufactured home. The manufactured home rider attached to UT PG#xx shows serial no. xx. The same identification number is mentioned in the subject mortgage's legal description. As per the affidavit of affixation located at "xx". The Alta-7 endorsement is not attached to the final title policy."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RSE3LTP5C0O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	76.360%	76.360%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	Yes	49.980%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the loan is with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working as an electrician at "xx" for 12 years.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
As per the comment dated xx/xx/2022, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2022 to xx/xx/2022 with a monthly amount of xx.
As per the comment dated xx/xx/2022, the borrower was approved a modification with an effective date of xx/xx/2022. As per the modified terms, the current UPB is xx, and the capitalized amount is xx. The monthly modified P&I is xx with an interest rate of 3.125% beginning on xx/xx/2022 with a maturity date of xx/xx/2062.
As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2021 to xx/xx/2021.
As per the comment dated xx/xx/2021, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx with a rate of interest of 4.875% and a maturity date of xx/xx/2049. The P&I as per payment history is xx, and the rate of interest is 3.125%. However, there is a difference in P&I and rate of interest with respect to note. As per the comment dated xx/xx/2022, the borrower was approved a modification with an effective date of xx/xx/2022. As per the modified terms, the current UPB is xx. The monthly modified P&I is xx with an interest rate of 3.125% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* LE/CD Issue date test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UOFW51SPD79	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	55.592%	89.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	49.607%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx for 'xx'
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, originated on xx/xx/2021 and recorded on xx/xx/2021.
The combined annual taxes for 2023 (xx) are due in the amount of xx.
The combined annual taxes for 2023 (xx) are due in the amount of xx.
The annual water charges for 2023 are delinquent in the amount of xx, which are payable through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the subject property is occupied by the owner.
As per the final application, the borrower has been the owner of xx for 18 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QPNCGEH89WR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.638%	85.638%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	43.564%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx" No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual county taxes for 2022 were paid in the amount of xx on xx/xx/2022. The annual city taxes for 2022 were paid in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found in the updated title report.	As per the review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.250%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as "xx" for 159 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 reflects Credit Report Fee at xx. However, CD dated xx/xx/2022 reflects Credit Report Fee at xx.
Loan estimate dated xx/xx/2021 reflects Transfer Taxes at xx. However, CD dated xx/xx/2022 reflects Transfer Taxes at xx.
This is an increase in fee of xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2022 and the SOL of 1-year has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
H6ITOQC4K8O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	44.649%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Taxes to follow
No prior year's delinquent taxes have been found in the updated title report.	As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.750%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower "xx" has been working at xx as a xx for 5.5 years.
As per the final loan application, the co-borrower "xx" has been working at xx as a xx for 27.0 years.
As per the review of the latest servicing comment, the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WX8YJBF2NG3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	Yes	No	42.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 2.6 years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SIUMDWIJQBQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.375%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx as a xx.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2KWMO5K4GM7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	81.000%	81.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	28.335%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xx for 24 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BEHM4RY33NK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments has not been provided. However, the current assignment is with original lender, "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower, xx has been working at xx as a xx for 9 months. Later, he worked at xx as a xx for 17 months. Currently, he has been working at xx as a xx for 6 months.
As per the review of the latest servicing comment, the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TB1AY7RKO44	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.246%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. 2nd half county taxes for 2023 are due on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx. As per final application, the borrower has been working at xx for 8 years. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1LXI0XOB5X0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	45.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower was previously vice president at "xx" for the period xx/xx/2015 to xx/xx/2021. Currently, the borrower is self-employed. He has been the vice president of "xx" since xx/xx/2021.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NNPGE00XOOK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	49.706%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.250%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 104 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Closing_Disclosure violations (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KW9GMR7SAMC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.731%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx.
No active judgments or liens have been found.
The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The water charges for 2023 are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The current UPB is xx. The current P&I is xx, and the interest rate is 3.500%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been noted.
No evidence of damage or repair has been found.
As per the tape data, the subject property is owner-occupied.
As per the final 1003, the borrower has been working at xx as an xx for 4 years.
The Covid-19 attestation is located at "xx page #xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Final Application Incomplete (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "Subject loan is a purchase. However, final CD reflects 'xx' in the amount of xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
NWR4L4Q4DMW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	70.833%	70.833%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	28.825%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2022.
No active judgments or liens have been found against the borrower/subject property.
The annual county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual county taxes for 2023 have been due in the amount of xx.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.250%, and the current UPB is xx. As per the tape data and as per servicing comment dated xx/xx/2022, the borrower was approved for the Covid-19 deferral plan with a total amount of xx. The next due date is xx/xx/2022.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current rate of interest is 3.250%, and the current UPB is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, previously the borrower, "xx" had been working at xx as a xx for 86 months. Currently, he has been working at xx as a xx for 8 months. As per the comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19. As per the tape data and as per the servicing comment dated xx/xx/2022, the borrower was approved for the Covid-19 deferral plan with a total amount of xx. As per the comment dated xx/xx/2021, the borrower's income was impacted due to Covid-19 and the forbearance plan was extended for 6 months. As per the review of the latest servicing comment, the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "As per the PUD rider, the property type is PUD. However, the appraisal report does not reflect that the property type is PUD."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8RON0B3MME5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	56.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx, which was recorded on xx/xx/2019.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is one junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2022.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 13 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2022, the property was damaged due to storm. The date of loss is xx/xx/2020. As per comment dated xx/xx/2022, the loss draft check was received on xx/xx/2022 in the amount of xx. The details regarding the completion of repairs have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file. The loan is an FHA."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q14LG6Z52V9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	25.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided as the subject mortgage is with the original lender "xx".
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
xx which was applied to the due date of xx/xx/2023. The current UPB is xx. The current P&I is xx, and the interest rate is 3.125%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
As per the final application, the borrower was previously working at xx as a xx for the period xx/xx/2016 to xx/xx/2019. Currently, the borrower has been the owner of "xx" since xx/xx/2020.
As per the tape data, the subject property is occupied by the owner.
The Covid-19 attestation is available in the file at XXXX XXXX PG#xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
C1AB8C83UUI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	33.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 3.500%. The current UPB is xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 3.500%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. The seller's tape data shows the borrower was not employed at closing. Further details not provided.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at xx as a xx for 50 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Final Application Incomplete (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A849SFDSHJL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.569%	85.569%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.619%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the mortgage is with the original lender xx and liens have been found.
The annual county and city taxes for 022 have been paid in the amount of xx.
The annual water sewer charges for 2023 have been delinquent in the amount of xx and the good through date is xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.00% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comment pertaining to damage to the subject property has been observed in the loan file.
As per the final 1003, previously, the borrower had been working at xx as a xx for 73 months. Currently, the borrower joined xx on xx/xx/2021, as a chef for 3 months.
The loan was originated on xx/xx/2021, and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Final Application Incomplete (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ADJFCDOVMWW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	41.562%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx, which was recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
All prior years' taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 9.10 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan was repurchased due to the loan failing the QM-ATR points and fees test. Infinity CE reports reflect the loan failing the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx. The following fees were included in the test: Administration fee paid by the borrower: xx Points-loan Discount Fee paid by the borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
09VR4BT8Q2B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	38.103%	38.103%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	45.836%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx, which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with original lender xx.
No active judgments or liens have been found.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower is getting social security income.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX does not reflect the estimated value of the subject property. Current UPB xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4O6Q7C3DXQ4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Secondary	Yes	Yes	No	48.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 5.10 years. The co-borrower has been working at xx as a xx for 5.1 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Final Application Incomplete (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D2HW1LQRM1U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	49.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a prior hospital lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2019.
The annual county taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
The water/sewer taxes are delinquent in the amount of xx.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.250%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 240 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HMTHFMTV1N5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	46.921%	46.921%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	17.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in favor of "xx" and recorded on xx/xx/2021.
The chain of assignments is complete. Currently, assignment is with the original lender, xx.
The county taxes for 2023 (xx) are due in the total amount of xx.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.750%, which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No bankruptcy or foreclosure evidence has been found.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at xx as a xx for 38 months.
Evidence of damage or repairs has not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Final Application Incomplete (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6YVT4DYPSUV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.900%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx" No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023. The second installment of county taxes for 2022 is due in the total amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found in the updated title report.	As per the review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.125%.	Collections Comments:The loan is performing. As per the review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower "xx" has been working at xx as an xx for 37 months. As per the final loan application, the co-borrower "xx" has been working at xx as a xx for 36 months. The loan was originated on xx/xx/2021. As per the seller's tape, the borrower was not employed at closing. Further details not provided. The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx". As per the review of the latest servicing comment, the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Final Application Incomplete (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NQ64E0NQO5R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	42.513%	42.513%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	45.493%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per final 1003, the borrower was previously working at xx as a xx for the period xx/xx/2017 to xx/xx/2021. Currently, the borrower has been working at xx as a xx for 6 months.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the fee itemization is missing.

TILA Foreclosure Rescission Finance charge test failed, finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M3BXLKGEWXC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	44.203%	44.203%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.274%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. for the amount of xx.
The chain of assignments has not been provided. Currently, the mortgage is with the original lender xx.
No active liens or judgments have been found.
The annual county taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
The water/sewer charges are delinquent in the amount of xx which are good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No comments pertaining to damage on the subject property have been observed.
As per the final application, the borrower has been working at xx as an xx for 85 months.
The Covid-19 attestation document is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IXY5CCKQ8IX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	69.724%	69.724%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	35.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender, xx in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per the review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied to the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per the payment history is 3.000%.	Collections Comments:Currently, the loan is performing.
As per the review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx".
The loan was originated on xx/xx/2021. As per the seller's tape, the borrower was not employed at closing. Further details not provided.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "xx" for 96 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value of xx. Current UPB is xx."
* Loan application missing or Unexecuted (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PWAGUIGRLE7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	34.772%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 7 years. Covid-19 attestation is located at "xx". No foreclosure activity has been found. No details related to the bankruptcy have been found. The appraisal report dated xx/xx/2021 and the interior photos show that the frame of the window in the utility room is unfinished or needs repair. Additionally, it appears that the wall behind the door needs painting or repair. An estimated cost is not available. No evidence has been found regarding the completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property appraisal report is 'xx'. However, the subject home is in fair condition, and the interior photos show that the frame of the window in the utility room is unfinished or appears to need repair. Additionally, it appears that the wall behind the door needs painting or repair. XXXX search shows estimated value of xx. Current UPB is xx."
* Final Application Incomplete (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
STDK0EX6JGA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Refinance	81.744%	81.744%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx. However, the current assignment is with original lender, "xx".
There are three credit card judgments against the borrower in favor of the xx in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the subject property is non-owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. However, forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.
As per the final application, the borrower is self-employed. He has been the owner of xx for 64 months.
The loan was originated on xx/xx/2020. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I25YBW7GNIU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	74.595%	74.595%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Secondary	Yes	Yes	No	34.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the owner of xx for 18 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Prohibited fees first lien test failed due to fees charged xx. The following fees were included in the test: Points - Loan Discount Fee paid by borrower: xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Not Covered	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
T3NIU92OQ1R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There are 2 prior civil judgments against the borrower in favor of the xx for the amount of xx recorded on xx/xx/2016.
There is a prior state tax lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2017.
There is a prior IRS Lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2018.
The combined annual taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
The school annual taxes for 2023 are due on xx/xx/2023 in the amount of xx.
The annual school taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 386 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Right of Rescission	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx"xx"	* Application Missing (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7V3YUJTSFAD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Co-op	xx/xx/2022	xx	Primary	Yes	Yes	No	30.681%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
2nd half village taxes for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as xx for 4.2 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Type of Ownership is Leasehold or Cooperative (Lvl 4) "xx"xx" "xx"xx"	* Compliance Testing (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8UUMUHSE6OE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	82.162%	82.162%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.359%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender "xx" and recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
Annual school taxes for 2023 are due in the amount of xx on xx/xx/2023.
xx which was applied to the due date of xx/xx/2023. The current P&I is xx, and the interest rate is 4.875%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No record of bankruptcy filed by xx.
The collection comment dated xx/xx/2023 shows a disaster impact. Further details not provided. CCs do not indicate any damage.
As per the final 1003, the borrower was previously working at xx for the period xx/xx/2016 to xx/xx/2021. Later, the borrower joined xx on xx/xx/2021. Currently, the borrower joined "xx" on xx/xx/2021 as a special education provider.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

TRID Violation due to decrease in lender credit on Loan Estimate dated xx/xx/2022, reflects non specific lender credit at xx, however, Revised CD dated reflects non- specific Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BHIOE93973X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	3 Family	xx/xx/2019	xx	Primary	Yes	Yes	Yes	43.785%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.375%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
2nd half town taxes for 2024 are due on xx/xx/2023 in the amount of xx.
Water/sewer charges have been delinquent in the amount of xx which is good through xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working xx as WFM for 2.1 years.
As per the comment dated xx/xx/2021, borrower's income is impacted by Covid-19. FB plan was approved which started on xx/xx/2020 and ended on xx/xx/2021. Comment dated xx/xx/2022 shows FB extended from xx/xx/2022 to xx/xx/2022.
As per comment dated xx/xx/2022, the subject property is occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.375% beginning on xx/xx/2021 with a maturity date of xx/xx/2051.

Affiliated Business Disclosure Missing Dicsloures Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* Homeowner's Counseling disclosure is missing. (Lvl 2) "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0DCG1OOOJ1C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	30.262%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" and recorded on xx/xx/2022.
The chain of assignments has not been provided as the subject mortgage is with the original lender "xx".
No active liens and judgments have been found.
The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 4.250%. The current UPB is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No record of bankruptcy filed by xx.
As per the final application, the borrower "xx" has been working at xx as a xx for 4 years and 7 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was repurchased due to this being an FHA manual underwrite loan that closed without an AUS. FHA manual underwriting guidelines require an AUS run in order for the TOTAL scorecard to assess the loan. Without the TOTAL Scorecard, HUD will not insure the loan."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "xx"xx"xx"
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.152% exceeds APR threshold of 4.780% over by +0.372%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.490% exceeds APR threshold of 5.273% over by +0.217%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	Not Applicable
PNWBQZ2VFPZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	120	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Not Applicable	Not Applicable	Unavailable	39.635%	Second	Unavailable	xx	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx, originated on xx/xx/2022 and recorded on xx/xx/2022.
No active liens or judgments have been found against the borrower or subject property.
The county taxes for 2022 (xx) have been paid in the total amount of xx.
The county taxes for 2022 (xx) are due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 9.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the final application, the borrower, "xx", has been working at xx as a xx for 241 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application Note Transmittal (xx)	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "xx"	* Application Missing (Lvl 3) "xx" * Application Not Signed by All Borrowers (Lvl 3) "xx" * Compliance Testing (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QD4P1OMJVWK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	102.300%	102.300%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	54.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been noted.
No record of bankruptcy filed by xx. Further details not provided. CCs do not show any damage.
As per the final application, the borrower "xx" has been working at xx as a xx for 2 years.
Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the Vermont mortgage lender license prohibited fees test due to fees charged of xx. The following fees were included in the test: Administration Fee paid by Borrower: xx Appraisal Admin Fee paid by Borrower: xx Fixed Loan Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Real Estate commission paid by Seller: xx Settlement or Closing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx Wire Transfer Fee paid by Seller: xx Underwriting Fee paid by Borrower: xx Wire Transfer Fee paid by Seller: xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CJMZX5STSCJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	76.689%	76.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	46.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in favor of "xx" which was recorded on xx/xx/2021.
The chain of assignments has not been provided as the mortgage is currently with the original lender "xx".
There is a junior UCC lien active against the subject property in favor of "xx" which was recorded on xx/xx/2021.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The current UPB is xx, and the interest rate is 2.49%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
The Covid-19 attestation is available at "xx, the borrower has been working at xx as an xx for 8.5 years.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2VOD0XS144H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	USDA	Fixed	Purchase	100.568%	106.818%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	50.200%	First	Final policy	Not Applicable	xx	xx/xx/2022	xx	Not Applicable	3.500%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the xx.
The chain of assignment is complete. Currently, the loan is with the lender, xx.
There is a subordinate junior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2021.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 4.2 years.
The Covid-19 attestation is available in loan file located at "xx".
As per the updated report dated xx/xx/2023, there is a notice of commencement recorded on xx/xx/2022 for the new shingle roof with xx. An estimated cost of repair is not available. CCs do not show any damages. No evidence has been found regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.500% beginning on xx/xx/2021 with a maturity date of xx/xx/2051.

																																																																																			Initial 1003_Application Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * LTV or CLTV exceeds 104% (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V9SNK36M88I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	40.320%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower previously worked at xx as xx from xx/xx/2019 to xx/xx/2020. The borrower was unemployed from xx/xx/2020 to xx/xx/2020. Currently, the borrower has been working at xx as a xx since xx/xx/2020.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the comment dated xx/xx/2022, the subject property is impacted by the disaster. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"xx" and "xx","xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Property is Manufactured Housing (Lvl 2) "xx"xx"xx"xx" and "xx","xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HW9GFWLPBP6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	49.911%	49.911%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.735%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, "xx" is self-employed. He has been the owner of xx for 18.4 years. The co-borrower, "xx" receives child support income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F4GHH683DJ1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	99.874%	99.874%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Not Applicable	Not Applicable	Not Applicable	22.359%	Second	Unavailable	xx	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The current mortgage is with "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx, which originated on xx/xx/2021 and was recorded on xx/xx/2021 with the instrument | xx#11181/407.
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument | xx#11314/138.
No active liens or judgments have been found against the borrower or subject property.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The current interest rate is 2.875%. The current UPB is reflected in PH in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is reflected in PH in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner-occupied.
No comments have been found stating the borrower's income was impacted by COVID-19.
As per the final application, the borrower was previously working at xx as a xx from xx/xx/2017 to xx/xx/2020. Currently, the borrower has been working at the xx as a global outreach program manager for 17 months.
The Covid-19 attestation is located at "xx"
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZ99N66HF95	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	41.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
Borrower's employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0WPEG6734T6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	47.329%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.375%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. The current assignment is with "xx". However, it should be with xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2017.
There is a child support lien found against the borrower in favor of "xx" recorded on xx/xx/2022. The amount of lien is not provided.
There are 3 state tax liens in favor of same plaintiff "xx" which was recorded on different dates in the total amount of xx. However, the SSN# provided on the supporting document is inconsistent with borrower's SSN#.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2022, the subject property is owner occupied.
As per comment dated xx/xx/2021, the borrower was unemployed due to Covid-19.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xx for 29 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 5.375% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
YAPHQ282TJS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	96.607%	100.386%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	47.134%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There are 2 junior mortgages were originated on xx/xx/2013 and recorded on xx/xx/2023, first with the lender, xx for the amount of xx and second with the lender "xx" for the amount of xx.
The annual combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.375%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 46 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Initial LE Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"xx"xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "xx"xx"xx"xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NVFY406PRJU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	102.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	39.547%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a junior mortgage that was originated on xx/xx/2023 and recorded on xx/xx/2023 with lender "xx" for the amount of xx.
Parcel 1: xx
The first and second installments of combined taxes for 2022 were paid in the amount of xx.
Parcel 2: xx
The first and second installments of combined taxes for 2022 were paid in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.375%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 28 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects Recording fee at xx. However, CD dated xx/xx/2023 reflects Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Administration Fee. However, CD dated xx/xx/2023 reflects Administration Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Loan Origination Fee. However, CD dated xx/xx/2023 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Processing Fee. However, CD dated xx/xx/2023 reflects Processing Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. APR calculated 8.414% exceeds APR threshold of 8.791% over by -0.377%

The subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BM4MS6GJHCP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	99.362%	99.362%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	35.834%	Second	Unavailable	xx	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx in favor of "xx" in the amount of xx, which originated on xx/xx/2022 and was recorded on xx/xx/2022.
There is an open permit #xx against the subject property for Insualation.
No active judgments or liens were found.
The town taxes for 2024 (xx) are due in the total amount of xx.
The town taxes for 2024 (xx) are paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 2.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been working at xx as a xx for 5 years.
No information has been found related to damage or repairs.
As per tape data, the property is occupied by the owner.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the investor (xx) declined to purchase the loan due to not meeting their guidelines. The borrower is claiming tax relief on a property in which they have an ownership interest, which is not permitted under investor guidelines for the FTHB program. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4NU1K6J9MEL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	78.606%	78.606%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	50.241%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
The chain of assignment is complete. Currently, the loan is with the lender, xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final the application, the borrower has been working at xx as a xx for 5.10 years.
As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. Further details not provided.
No damages have been reported.
No details related to the bankruptcy have been found.

Foreclosure Comments:As per comment dated xx/xx/2022, the foreclosure was initiated in 2022. However, the FC was put on hold as the loan was reinstated. Further details not provided.

																																																																																	Bankruptcy Comments:Not Applicable		Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
NT4HONPY59X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	43.876%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details from the collection comments, and the final application is missing.
As per the appraisal report dated xx/xx/2022, which is located at "xx", the improvement section reflects a physical depreciation. 1004D is not available. CCs do not show damages. No details regarding the completion of the repairs have been found.
As per the comment dated xx/xx/2023, the reason for default is payment dispute.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KRF9LDUE9FF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Yes	Yes	No	38.158%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignment has not been provided as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The annual combined taxes for 2022 were paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.375% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No pertaining to damage to the subject property has been observed in the loan file.
As per the loan application, the borrower has been working at the xx as an "xx" for 81 months.
The Covid-19 attestation is in the loan file at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OU96MAWWS1W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	96.811%	96.811%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	46.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. Currently, assignment is with the original lender, "xx"
1. There is a prior civil judgment against the borrower's common name in favor of "xx" in the amount of xx, which was recorded on xx/xx/2016.
2. There is a prior IRS lien against "xx" in favor of the "xx" in the amount of xx, which was recorded on xx/xx/2015. The document contains the SSN, but it is not matched with the subject borrower.
3. There are 17 prior state tax liens against the borrower's common name in the total amount of xx filed by the "xx" which were recorded on different dates.
There are multiple state tax liens found against the borrower in favor of the "xx" in the total amount of xx, which were recorded on different dates.
The county taxes for 2021-2022 are paid off in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2021, the reason for default is excessive obligation. The borrower lost his job as the contract expired.

As per the servicing comment dated xx/xx/2023, the subject property is affected by a natural disaster. CCs do not show damage. Further details not found.
As per the servicing comment dated xx/xx/2021, the property is occupied by the owner.
As per final 1003, the borrower has been working at the 'xx' as a community worker for 3 years.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2XPOUMKS3Q5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is an active prior mortgage against the subject property in favor of xx which was recorded on xx/xx/2018 for the amount of xx.
The first and second installments of county taxes for 2022 were paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.990%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2023, the subject property is impacted by natural disaster. As per the comment dated xx/xx/2023, the reason for default is excessive obligation. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 72 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of xx. Current UPB is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5RONC9673AD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.760%	First	Final policy	Not Applicable	xx	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx in favor of "xx" which originated on xx/xx/2021 and was recorded on xx/xx/2021. The supporting document does not show the loan amount.
No active judgments or liens were found.
The county taxes for 2023 (xx) were paid in the total amount of xx on xx/xx/2023.
The county taxes for 2023 (xx) are due in the total amount of xx on xx/xx/2023, xx/xx/2024, and xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been working at xx as a xx for 6 years.
No information has been found related to damage or repairs.
As per tape data, the property is occupied by the owner. The Covid-19 attestation is located at "xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TA7UZAFHBFS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	48.065%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the lender xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first second installment county taxes for 2023/2024 is due in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3 years.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is."xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WSMLE9SY5K4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	32.433%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 2.3 years.
The Covid-19 attestation is located at "xx".
As per the seller's tape data, the appraisal shows that the roof condition is poor, with patched cracks in the ceiling, a subfloor exposed in the kitchen, and wood rot. The appraisal photo addendum dated xx/xx/2021 reflects the same issues. An estimated cost of repair is not available. CC does not show any damage. No evidence has been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"		* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IM825XL1O3D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	36.792%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
Parcel # xx
The first and second installments of combined taxes for 2022 have been paid in the total amount of xx.
Parcel # xx
The first and second installments of combined taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower worked at xx for the period xx/xx/2020 to xx/xx/2021. Later, the borrower worked at xx as a xx for the period xx/xx/2021 to xx/xx/2022. Currently, the borrower has been working at xx as an xx for 5 months.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								As per the appraisal report, which is located at "xx", the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the short form policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured home rider is located at "xx". The affidavit of affixation is available in the loan file, located at "xx", which states that the manufactured home with VIN# xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0UKD5Q5Q22U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	45.080%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with an original lender, "xx".
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 (xx) are paid in the total amount of xx on xx/xx/2023.
The annual county taxes for 2023 (xx) are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 2.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
The Covid-19 attestation is located at xx, the borrower has been working at xx for 51 months. Unable to determine the position of the borrower.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TDTWVVTW7CG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	61.637%	61.637%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid on xx/xx/2023 in the amount of xx.
The water/sewer charges are paid.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.490%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 41 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NOERJWNWP1E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	67.079%	67.079%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2020	xx	Secondary	Yes	Yes	No	23.818%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.750%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 174 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) xx in a leasehold."xx"xx - XX Page #xx,"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E8B8BVOR8OJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	91.575%	91.575%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	31.941%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final 1003, the borrower was previously a student at "xx" for the period xx/xx/2016 to xx/xx/2021. Currently, the borrower has been working at xx as an xx for 9 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
KDPMPAIGT0N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	103.600%	103.600%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	54.706%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
UT shows tax status to follow.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, borrower has been the owner of xx for 4.1 years.
Covid-19 attestation is located at "xx"subject to" completion. The photo addendum shows evidence of prior water damage. Chipping and peeling paint were noted on the ceiling of the enclosed porch and covered deck, as well as on the trim around doors and windows and on the wood siding. An estimated cost of repair is not available. CC does not show any damage. No evidence has been found regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* Loan has escrow holdback. No proof it was released (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
42GXK5PB3CN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	54.821%	54.821%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	5.870%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 in the amount of xx in favor of "xx" and recorded on xx/xx/2021.
The chain of assignments has not been provided as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The first installment of town taxes for 2023 was paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 2.750%. The current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
As per the final application, the borrower was previously working at xx for the period xx/xx/2017 to xx/xx/2021. Currently, the borrower has been working at xx as a xx since xx/xx/2021. The co-borrower has been the president of "xx" for 8 years.
Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JS33ZH44LWK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	49.010%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx".
There is an IRS lien against the xx in favor "xx" total in the amount of xx.
There is an UCC lien against the xx in favor "xx". The amount is not listed on the supportive document.
The water charges for 2023 are delinquent in the total amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2021, the RFD is curtailment of income. However, forbearance plans started from xx/xx/2021 to xx/xx/2022.
As per comment dated xx/xx/2021, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
The final 1003 does not shows borrower's employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.875% beginning from xx/xx/2022 to the new maturity date of xx/xx/2062.	xx	3: Curable	* Final Application Incomplete (Lvl 3) "xx"xx"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
USCUW6CZJQF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	xx	Not Applicable	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	25.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The combined taxes for 2022 (xx) are due in the total amount of xx on xx/xx/2024.
The combined taxes for 2022 (xx) are paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 2.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.
As per the final application, the borrower has been the owner/landscaper of "xx" for 5 years.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5963VBUT47E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	89.994%	89.994%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	41.188%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	2.750%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2022 in the amount of xx with xx.
The chain of assignment is complete. Currently, the loan is with the lender, xx.
There is junior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2022.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3.3 years.
As per seller's tape data, the forbearance plan was approved from xx/xx/2020 to xx/xx/2021.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx and the capitalized amount is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.750 % beginning on xx/xx/2021 with a maturity date of xx/xx/2061. The deferred balance amount is xx and the interest bearing amount is xx.

																																																																																					2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Z2V14OMSIL6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	69.943%	69.943%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	33.271%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.750%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignment is complete. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
1st and 2nd half county taxes for 2023 are in the amount of xx.
No prior year's delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, borrower has been working at xx as an xx for 14.9 years.
Covid-19 attestation is located at "Credit File - xx Page#xx.
As per the comment dated xx/xx/2022, borrower's income was impacted by Covid-19. Trial plan was approved on xx/xx/2022 and the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.750% beginning on xx/xx/2022 with a maturity date of xx/xx/2062.

Appraisal (xx) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xx. Current UPB xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
B0H7NRLAG9C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with the lender xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
There are two prior judgments against the borrower in favor of xx and xx in the amount of xx which were recorded on xx/xx/2018 and xx/xx/2019.
All prior years' taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 3 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xxK. Current UPB xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PMIXXT2A01P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	91.892%	91.892%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Commercial Prop	xx/xx/2020	xx	Primary	Yes	Yes	No	38.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
There is a junior UCC lien active against the subject property in favor of "xx" which was recorded on xx/xx/2020. However, the amount is not listed for above UCC lien.
The second installment of county taxes for 2024 has been due in the amount of xx for xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at xx as a xx for 50 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the loan was repurchased due to ineligible property and mixed use. According to MLS data and file, the subject property appears to be used for commercial purposes, as there are additional facilities like a horse stable, indoor and outdoor arenas, etc. Also, the BWR is not the owner of the xx, which is being operated on the subject property lot. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Missing Initial LE (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
94T4LZF95QU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	29.642%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 17.6 years.
The loan was modified on xx/xx/2022.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022. The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with an interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance or principal-forgiven amount.		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NVSP979QZ5K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Purchase	103.600%	103.600%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	25.968%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower has been working at xx as an xx for 10.6 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
In the appraisal report, which is located at "xx", the improvement section shows the property condition is C4. The property is constructed with average-quality building materials with neutral colors and decor. Even the kitchen is not updated. 1004D is missing from the loan file. CCs do not show damages. No details have been found regarding the completion of the repairs.
As per the comment dated xx/xx/2022, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Mortgage Insurance	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"xx"xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2ODDPPFCSSU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	49.520%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2021. There is a prior child support lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2014. There is a prior civil judgment found against the borrower in favor of "xx" which was recorded on xx/xx/2018. The judgment amount is not provided. There is a civil judgment found against the borrower in favor of "xx" which was recorded on xx/xx/2021. The judgment amount is not provided. There is a UCC lien found against the subject property in favor of "xx" which was recorded on xx/xx/2020. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 2.875%. The current UPB is xx..	Collections Comments:The loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan was modified on xx/xx/2022 with a modified UPB of xx.
As per the collection comment dated xx/xx/2021, the borrower'xx's tape data shows the FB plan was provided to the borrower for the period xx/xx/2021 to xx/xx/2021.
No foreclosure activity has been found.
No record of bankruptcy has been found.
As per the final application, the borrower has been the owner of xx for 4 years.
No evidence of damage has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and Servicer "xx" on xx/xx/2022. The modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062.
Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53WUYIIAWDO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	50.487%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, "xx", has been working at xx as a xx for 3.5 years. The co-borrower, "xx", previously worked at xx as a xx for the period xx/xx/2017 to xx/xx/2018. Currently, the co-borrower has been working at xx as a xx for 9 months.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2020 to xx/xx/2021.
The borrower was approved for a 3-month trial plan, which began from xx/xx/2021 to xx/xx/2022 in the amount of xx. The last trial payment was received on xx/xx/2022.
The modification agreement was made between the lender, "xx", and the borrower, "xx" on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender, "xx", and the borrower, "xx" on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The loan has been modified once since origination.	Missing Initial LE	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"xx"xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V67P7VWKS4C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	46.562%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2023.
There is a UCC Financing Statement (xx)  against the borrower "xx" in favor of "xx" which was recorded on xx/xx/2019.
The county taxes for the year 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the collection comment dated xx/xx/2021, the borrower's income was impacted due to Covid-19 pandemic. The Covid FB plans ran and were extended several times from xx/xx/2020 to xx/xx/2021. Later, the loan was modified on xx/xx/2022 and the modified UPB was xx.
No evidence of foreclosure has been found.
No damages have been noted.
As per the final application, the borrower was previously working at xx for the period xx/xx/2013 to xx/xx/2017. Currently, the borrower has been working at "xx" as a store manager" for 10 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and the lender "xx" on xx/xx/2022. The modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062.		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N0Y1U662VF7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	46.687%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
1st and 2nd half county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for the period xx/xx/2019 to xx/xx/2019. Later, the borrower worked at xx for the period xx/xx/2019 to xx/xx/2020. Currently, the borrower has been working at xx for 1 year.
Covid-19 attestation is available in the loan file, which is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4ST5ILPCEFK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.693%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has not been completed. Currently, the assignment is with xx. However, it should be with xx.
There is a UCC lien against the xx in favor of xx. recorded on xx/xx/2021.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.750%. As per the seller's tape, FB plan deferred balance is in the amount of xx.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the borrower'xx's tape, the forbearance plan began from xx/xx/2021 to xx/xx/2022. As per the comment dated xx/xx/2022, the subject property is owner occupied. As per the comment dated xx/xx/2022, the deferral plan was accepted. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 64 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Notice of Servicing Transfer	xx	3: Curable	* Missing Initial LE (Lvl 3) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
7LX5BDAE8SJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	98.068%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Not Applicable	Not Applicable	Not Applicable	31.609%	Second	Unavailable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2020 which was recorded on xx/xx/2020.
There is special assessment trash lien on the subject property in favor of "xx" which were on xx/xx/2023 in the amount xx.
The second instalment of town taxes for 2024 is due in the amount of xx.
The utility charges for 2023 are delinquent in the total amount of xx which were good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 52 months.
The loan was originated on xx/xx/2020 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a secondary finance loan. The tape shows this loan is not eligible for financing with xx. The loan received AUS approval when the second lien was entered as a gift, as opposed to DPA. The investor has declined to purchase this loan."	* Cash out purchase (Lvl 2) "Subject loan is purchase case. However, final CD reflect cash to in the amount of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6I0BZN5Q5FJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	83.409%	83.409%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	49.496%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
There are two prior child support liens found against the subject borrower in the total amount of xx filed by xx. The SSN number is in encrypted format, and the DOB is mentioned as xx/xx/1983 and xx/xx/1983.
The 1st and 2nd installments of county taxes for 2022/2023 have been paid in the total amount of xx on xx/xx/2022 & xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
As per seller tape data, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, shows the disaster impact.
The borrower's employment details are not available in the loan file.
The loan was originated on xx/xx/2021, and the Covid-19 attestation is located at Credit File - Martinez_5180509325 Page#xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable		* Application Missing (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Missing Initial LE (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
GS6SHLQA802	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First		xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360		xx/xx/2021	xx/xx/2021		Conventional	Fixed		Purchase	93.038%	93.038%	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Mobile Home	xx/xx/2021	xx	Primary	Yes	Yes	No			43.132%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx.
The combined taxes for 2022 are paid off in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.990%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the final application, the borrower has been the owner of xx for 8 years.
The Covid-19 attestation is located at "xx". The comment dated xx/xx/2023 shows that subject property is occupied by owner.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx"xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"caution"xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4MXBZBD5ZT2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	31.839%	31.839%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	38.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx"
As per the review of the updated title report dated xx/xx/2023, the chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for the year of 2023 have been due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 2.990%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 2.990%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been working at xx as a xx for 03 years.
The loan was originated on xx/xx/2021. However, Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx" * Missing Initial LE (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IN5TXLHQJEZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	86.174%	86.174%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	49.330%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" instead of xx.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, borrower has not filed bankruptcy since loan origination.
No evidence have been found regarding the current/prior foreclosure proceedings.
As per final application, the borrower xx has been working at xx for 17 years.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of Income.
As per comment dated xx/xx/2021, borrower was on forbearance plan until January 2022.
This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There are no deferred balance and principal forgiven amount.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022, the property occupancy is stated as owner-occupied.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There are no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents. It is required as per the guidelines."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NW43IFDWZBX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	31.662%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.750%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2023, the subject property was damaged due to water on xx/xx/2023. The approximate insurance claim is in the amount of xx. The loss draft check was received in the amount of xx. Further details not provided.
As per the final application, the borrower has been working at xx as an xx for 82 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HOXF05LQ2MM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	102.000%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Not Applicable	Not Applicable	Not Applicable	38.195%	Second	Unavailable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated as second lien on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is prior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2021.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the application, the borrower has been working at xx as xx for 3.3 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9D7AUPA9TSH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	81.891%	81.891%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.774%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior mortgage against the subject property originated on xx/xx/2021 in favor of xx in the amount of xx which was recorded on xx/xx/2021.
The second installment county taxes for 2023 is due in the amount of xx which was due on xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been the owner of xx for 20.7 years.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Q2LRXR3K2CR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	67.209%	67.209%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.240%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
There is a request for notice of seizure against the subject property, which is located at "xx", in favor of "xx", which was recorded on xx/xx/2023.
There is a prior judgment of forfeiture against the subject property in favor of "xx", which was recorded on xx/xx/2021 in the amount of xx.
There is one prior civil judgment against the subject property in favor of "xx", which was recorded on xx/xx/2014 in the amount of xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx.
The annual installments of city and county taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. He has been the owner of xx for 3.10 years.
Unable to determine the current condition and occupancy of the subject property.
The appraisal report dated xx/xx/2022 is "subject to" completion. Updated 1004D is missing from the loan document. An appraisal is subject to the following repairs or alterations on the basis of a hypothetical condition that the repairs or alterations have been completed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"Subject to"xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
E235PSP8BR9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	47.556%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignment is with "xx" which was recorded on xx/xx/2021. However, it should be with "xx".
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which included P&I of xx which was applied to the due date of xx/xx/2023. The current rate of interest is 3.125% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the servicing comment dated xx/xx/2022, the borrower's income was impacted due to Covid-19. The borrower was on an FB plan from xx/xx/2020 to xx/xx/2021. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was modified on xx/xx/2022 with the modified UPB of xx.
As per the collection comment dated xx/xx/2022, the subject property was occupied by the owner. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower has been receiving income from a pension.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of interest of 3.125% which started on xx/xx/2022 and continues until the new maturity date of xx/xx/2062.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XOHHKF2KM5M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	35.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. Currently, assignment is with the original lender, xx. The county taxes for 2023-2024 are due in the total amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx with an interest rate of 3.490%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
As per the final application, the borrower has been working at xx as an xx for 20 years.
The Covid-19 attestation is available at Credit File - Alaya_5610504926 #pg569. CCs do not show damages.
The comment dated xx/xx/2023 shows that the subject property is occupied by the owner.
The comment dated xx/xx/2022 shows that a dispute has been found for payment. Further details not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Lock ExtentioN Fee, Appraisal Re-Inspection Fee, and Final Property Inspection Fee. However, CD dated xx/xx/2021 reflects Lock ExtentioN Fee +xx, Appraisal Re-Inspection Fee +xx, and Final Property Inspection Fee +xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is less than 3 business from the Consummation date is xx/xx/2021."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MQB4AC2J1LY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.051%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.125%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx. Further details not provided. CCs do not show any damage.
As per the final application, the borrower has been working at "xx" as an integration specialist 2 for 6.11 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx/xx/2021 with xx of xx with the rate of interest 3.125% and a maturity date of xx/xx/2051. The P & I as per payment history is the xx and rate of interest is 3.125%. There is a reduction in P & I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data does not indicate the latest modification.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
P3MTL3EX2XX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	51.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
xx in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per seller tape data, the property occupancy stated as owner occupied.
As per final 1003, currently, the borrower joined xx on xx/xx/2018 as a Courier/ Non- Dot for 2 years 6 months.
The loan was originated on xx/xx/2021, and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
H5KE1MVJPJH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	102.950%	102.950%	Full Documentation	Yes	xx	xx	19.870%	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	60.488%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender xx in favor of "xx" which was recorded on xx/xx/2022.
The 1st and 2nd installments of county taxes for the year 2023 are due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year's delinquent taxes have been found.
xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.125% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
The COVID-19 attestation is located at "xx".
As per the final application, the borrower xx has been working at xx as a xx for 58 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
DWFBXI1IPJN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	79.778%	79.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.069%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with the original lender  "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
There is a mechanic permit against the subject property with permit# xx, and the permit status is expired.
The 2nd installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx which was applied to the due date of xx/xx/2023. The current rate of interest is 3.490% and the current UPB is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower has been working at xx as a xx for 72 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TVJVN7SEMEI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	31.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender xx.
The 1st installment of 2023 taxes for the year of 2023 has been paid in the total amount of xx on xx/xx/2023.
The 2nd installment of 2023 taxes for the year of 2023 has been due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the property occupancy is stated as owner-occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final 1003, the borrower was previously working at xx for the period xx/xx/2018 to xx/xx/2020. Currently, the borrower joined "xx" as a "xx"
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LG5A1IXQIFK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	33.289%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender xx.
The 2023 combined annual taxes have been due in the amount of xx on xx/xx/2023.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected on tape in the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx as a xx for 09 years.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
176NQRQPCMJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	91.260%	91.260%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	49.494%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a UCC lien against the xx in favor of xx recorded on xx/xx/2021.
The annual county taxes for 20223 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.490%. As per the seller's tape, the deferred balance is in the amount of xx.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2021 to xx/xx/2022. As per the comment dated xx/xx/2022, the roof of the subject property was damaged. The property needs a roof replacement. Further details not provided.
As per the final application, the borrower has been the tier 3 claim owner II of "xx" for 141 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 3.490% and a maturity date of xx/xx/2050. The P&I as per payment history is xx and the interest rate is 3.490%. As per the comment dated xx/xx/2022, the modification effective date is xx/xx/2022. As per the comment dated xx/xx/2023, the recorded modification has been sent. The modification agreement is missing from the loan file.

																																																																																			Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N3T75XDXXMP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	39.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is a tax lien against the xx in favor of "xx", which was recorded on xx/xx/2022 in the amount of xx.
The first installments of town taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at xx as a xx for the period xx/xx/2017 to xx/xx/2020. Currently, the borrower has been working at xx as an xx since xx/xx/2020.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AUB2FGGQV8Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.478%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage originated on xx/xx/2021and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx. The 2023 combined annual taxes were due in the amount of xx on xx/xx/2023. The 2022 combined annual taxes were paid in the amount of xx on xx/xx/2022. The 2022 city annual taxes were paid in the amount of xx on xx/xx/2023. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected on tape in the amount of xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. As per the final application, the borrower, xx has been working at xx as a xx for 7.5 years. The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
X76BUNJ9U5R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.978%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2023 was paid on xx/xx/2023 in the amount of xx.
The second installment of county taxes for 2023 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.250%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx for 24 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial 1003_Application	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is"xx"	* Missing Initial 1003_Application (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KPUZKIZ47YV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.320%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
Annual school taxes for 2023/2024 are due in the amount of xx.
The sewer taxes are delinquent in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx for the period xx/xx/2017 to xx/xx/2019. Currently, the borrower has been working at xx from xx/xx/2020.
The Covid-19 attestation is available in loan file located at "xx", 558).
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TG9BPU24BWF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	43.143%	43.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	41.149%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".

The chain of assignments has been completed. The last assignment is with lender, "xx".

No active liens and judgments have been found against borrower and property.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2022, the borrower income was impacted by Covid-19. As per seller's tape data the servicer provided forbearance plan to the borrower started from xx/xx/2022 to xx/xx/2022. Also, provided deferral plan in the total amount xx the deferral agreement is located at "xx".
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx for 35 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1UY6NYX68WY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	44.659%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2023 which was recorded on xx/xx/2023 with the instrument | xx#xx.
No active judgments or liens were found.
The annual installment of combined taxes for the year 2022 has been exempt on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.75%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.75%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per sellers tape data, the subject property is owner occupied.
The borrower's employment details are not updated in final 1003 located at "xx".
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Z3MEXKCYALX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	30.457%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
No active judgments or liens found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the appraisal located at "xx" picture shows damages and as per the document located at "xx" damages have been repaired.
As per servicing comment dated xx/xx/2023 the subject property is owner occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 2 years.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.335% exceeds APR threshold of 4.660% over by +0.675%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.957% exceeds APR threshold of 4.660% over by +0.297%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WCDR5A09YMS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	83.200%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	42.994%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is prior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2021.
All prior year's taxes have been paid.
No delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the owner of xx for 4 years.
Covid-19 attestation is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6DDTTU9Y8R6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Secondary	Yes	Yes	No	40.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with original lender, "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xx for 50 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx","xx"xx"xx"		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N04AOUOPYNB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	91.575%	91.575%	Full Documentation	No	xx	xx	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	30.591%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
Annual combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
No delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 8 years.
Covid-19 attestation is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UM36ZWAZ26V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	39.853%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with "xx".
There is no chain of assignment. Currently, the loan is with the original lender, "xx".
No active judgments or liens have been found.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. He has been the realtor of "xx" for 2.2 years.
The appraisal report states 'xx'; the improvement section shows the property condition is C3. The supplemental addendum reflects that the recreation room is nearly finished, lacking only flooring and trim work. Also, the photo addendum reflects the same issue. However, the appraisal report reflects the cost to complete the repair as xx. Along with this, the photo addendum reflects an uncovered concrete patio. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SIQ2QXKJNR9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	120	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	100.916%	100.916%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Unavailable	Unavailable	No	27.979%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
There is an active prior mortgage against subject property originated on xx/xx/2020 in favor of "xx", for the amount of xx recorded on xx/xx/2020 with instrument#| book/page#xx.  However, title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens found.
The 2023 combined annual taxes have been due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs
As tape data the subject property is owner occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower has been working at xx as xx for 2 years 2 months.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the investor rejecting the second lien for the purpose of the purchase. However, final approval from the borrower was not obtained prior to the closing of the first lien. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GFDT406H6OH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2016	xx	Primary	Yes	Yes	Yes	43.042%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.875%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx on xx/xx/2023.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2021 to xx/xx/2022. As per the comment dated xx/xx/2018, the subject property was damaged due to mold. The loss draft check was received in the amount of xx with check #78775 and xx with check #78993 on xx/xx/2019. As per the comment dated xx/xx/2019, 95% of the repairs need to be completed. As per the comment dated xx/xx/2022, the subject property is affected by a natural disaster due to a hurricane. Further details not provided.
The borrower has been receiving social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 3.8750% beginning on xx/xx/2023 till maturity date of xx/xx/2063.

Missing Dicsloures	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PO9J4IHKF4N	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First		xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360		xx/xx/2021	xx/xx/2021		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No			30.424%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The combined taxes for 2022 are paid.
The water charges are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.625%. The current UPB is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx.
As per the final application, the borrower was previously working at xx for the period xx/xx/2018 to xx/xx/2019. Currently, the borrower has been working at xx as a xx for 1.10 years.
According to the collection comments, the borrower's income was impacted by Covid-19 and the FB plan was approved for the borrower for the period xx/xx/2022 to xx/xx/2022. The deferral letter (xx) in the loan file dated xx/xx/2022 shows that the past due payments have been deferred in the amount of xx. Further details not provided.
Covid-19 attestation document is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3) "xx"xx" risk rating from Loan Quality Advisor. DU approve/eligible but for the Loan Quality Advisor it did not get a "xx"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "The total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27IOTEUSVZ9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	22.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2023.
No active judgments or liens were found.
The 1st installment of county taxes for the years 2023 has been paid in the amount of xx on xx/xx/2023.
The 1st installment of county taxes for the years 2022 has been paid in the amount of xx on xx/xx/2022.
The 2nd installment of county taxes for the years 2022 has been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment or decreased income.
As per the servicing comment dated xx/xx/2023, the forbearance plan was discussed with the borrower.
As per the appraisal report located at "xx", the subject property is in average condition. The improvements feature some minor deferred maintenance and physical deterioration due to normal wear and tear. The dwelling has been adequately maintained and requires only minimal repairs to building components/mechanical systems and cosmetic. No damage amount is given in collection comments.
As per the servicing comment dated xx/xx/2023, the subject property is primary residence.
As per final 1003, the borrower was previously working at xx as a xx.
As per the servicing comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
The loan was originated on xx/xx/2021 and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 does not reflect lock extension fee. However, final CD dated xx/xx/2021 reflects lock extension fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, Originated on xx/xx/2021 and the SOL is 1 year."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx. Calculated finance charge is xx. for an under disclosed amount of -xx for finance charge under disclosure is unknown as the fee Itemization is missing.

																																																																																								Subject loan is purchase case, Originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
B931DTVR5AU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	110.061%	110.061%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	39.560%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.750%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of "xx".
The review of the updated title report dated xx/xx/2023 shows that the chain of assignments is completed. The current mortgage assignment is with "xx". However, UT shows there is a break in assignment from "xx" to "xx".
No active judgments or liens found.
The 1st and 2nd installment of county taxes for the year of 2022 have been paid in the total amount of xx on xx/xx/2023 & xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the appraisal report located at "xx"' picture shows damages and the estimated cost is unable to be determined. The collection comment does not show any damages.
As per servicing comment dated xx/xx/2023 the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been working at xx as a xx for 18.18 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx which is interest bearing amount. The borrower agreed to pay the modified monthly P & I of xx with a modified interest rate of 3.750% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2060. There are no deferred balance and principal forgiven amount.	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx" * Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.821% Exceeds APR threshold of 6.140% Over By +0.681%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed QM Safe Harbor Test threshold test due to APR calculated 6.821% Exceeds APR threshold of 6.821% Over By +0.681%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8LVHV1QVY6E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2021	xx	Primary	Yes	Yes	Yes	38.928%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx.
The chain of assignments has not been provided. The current assignment is with xx.
There is a prior mortgage against the subject property originated on xx/xx/2016 in favor of xx recorded on xx/xx/2016 in the amount of xx.
The property taxes are exempt.
As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower is receiving social security income.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower's income is impacted due to COVID-19.
The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS	xx	4: Unacceptable	* Type of Ownership is Leasehold or Cooperative (Lvl 4) "xx"xx_page # xx" "xx"xx"	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year.

Loan failed TILA APR test due to APR calculated 3.524% exceeds APR threshold 3.892% over by -0.368%. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee and Lock Extension. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx and Lock Extension fee at xx. This is an cumulative increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year.

																																																																																								This loan failed the TRID total of payments test. ( 12 CFR §1026.18(xx)(xx) ). The total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GIA8W8N928H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.829%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2021 which was recorded on xx/xx/2021 with the instrument | xx# xx
There are four civil judgments found against the subject property in the total amount of xx filed by "xx" which were recorded on different dates prior to the subject mortgage.
There is a state tax lien on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
There are 9 civil judgment found against the subject property in favor of "xx" in the total amount of xx which were recorded on different dates.
The 1st installments of county taxes for the year of 2023 have been paid in the total amount of xx on xx/xx/2023.
The 2nd installments of county taxes for the year of 2023 have been due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.50%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.50%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per final 1003, the borrower was previously working at xx as a xx from 1 year.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No information has been found related damage or repairs.
As per tape data, the property occupancy stated as owner occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
NK5XINPEO1O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Refinance	88.677%	88.677%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	42.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2022.
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is "unable to contact borrower".
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per servicing comment dated xx/xx/2022, the subject property has been affected by natural disaster.  However, we are unable to determine disaster type from the available comments.
As per final application, the borrower has been working at "xx" as an "xx" for 2 years 9 months.
The loan was originated on xx/xx/2019 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* The property type does not match the Appraisal Report (Lvl 3) "xx"	* MI, FHA or MIC missing and required (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YAM0PEE7COV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	101.689%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	36.508%	Second	Unavailable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignment is incomplete. There is an assignment from the lender "xx" to "xx" which was recorded on xx/xx/2022. However, the assignment to the lender "xx" from the original lender is missing from the report.
There is one prior mortgage in the amount of xx which was originated on xx/xx/2021 with the lender, xx and recorded on xx/xx/2021.
There are two credit card judgments found against the borrower in the total amount of xx which were filed by xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No damages have been found.
As per the application, the borrower was previously working at xx since xx/xx/2019. Currently, the borrower is the owner of "xx". However, the period of employment is not available.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original note along with lost note affidavit are missing from the loan file. The loan has not been modified."	* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
N7FU7X1BIS7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	83.333%	83.333%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the mortgage is with the original lender "xx".
No active liens and judgments have been found.
The annual county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.875% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. The appraisal report reflects 'xx'. However, the improvement section shows an unfinished basement. Estimate cost to cure is not available in the loan file. Updated 1004D is missing from the loan documents. CCs do not show any damage.
As per the final application, the borrower had worked at xx as a xx from xx/xx/2017 to xx/xx/2020. Currently, the borrower has been working at xx as a xx for 18 months.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
BZ23H3MMTL8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	60.742%	60.742%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	41.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There are two water/sewer liens active against the subject property in favor of xx in the amount of xx. Both were recorded on different dates.
There is mechanic lien active against the subject property in favor of xx. in the amount of xx which was recorded on xx/xx/2023.
All prior year's taxes have been paid.
Annual utility charges of 2023 have been delinquent in the amount of xx which were good through xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower worked at xx for the period xx/xx/2019 to xx/xx/2021. Currently, the borrower joined xx on xx/xx/2021 as RN.
As per the appraisal report dated xx/xx/2022, the subject is "as-is". However, the photo addendum provided with the appraisal shows cracking in the front porch stairs, cracking in the mortar of the subject that appears to have been repaired, and the cosmetic wall pulling away from the subject shed in disrepair. An estimated cost of repair is not available. CC does not show any damage. No evidence has been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as-is"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PUXAKGJY0SE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	71.938%	71.938%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	No	49.140%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
The chain of assignments has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2023 have been paid off in the amount of xx on xx/xx/2023.
The second installment of combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.990%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The borrower "xx" employment details are not available.
As per review of latest servicing comment the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O9GZS1P75AO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	37.789%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with the original lender xx.
The 2022 county annual taxes have been paid in the amount of xx on xx/xx/2023.
The 2022 personal property county annual taxes have been due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2023, the reason for default is xx.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2021, the property occupancy stated as owner occupied.
As per final 1003 currently, the borrower joined xx as a system admin for 5.6 years.
The loan was originated on xx/xx/2021, and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TEMLJ8VF97U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	89.111%	89.111%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	45.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The county taxes for 2023 are paid off in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 3.125%, and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per final 1003, the borrower has been working at xx as an xx for 122 months. No foreclosure activity has been found.
No details related to the bankruptcy have been found.
CCs do not show damage. The Covid-19 attestation document is located at- Credit File - Schoonover_3230500997 #pg753.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial LE	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal and PIW disclosure signed by the borrower is missing from the loan documents. XXXX estimates a value of xxK. Current UPB xxK."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test due to Finance charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of -xx for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test due to Finance charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of -xx for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZYXVJ5LK1XH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	89.340%	89.340%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	51.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
There is civil judgment against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2020 prior to the subject mortgage.
The 2022 combined annual taxes have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs
As per tape data the subject property is owner occupied.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.
The borrower's employment details are not available in the loan file.
The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8NHMOLMI2TI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	46.555%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.999%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2023.
There is an ECB lien on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2015 prior to the subject mortgage.
There is civil judgment found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
There is state tax lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2016 prior to the subject mortgage.
There are 5 state tax liens found against the subject property in the total amount of xx filed by "xx" which were recorded on different dates.
The 1st installments of combined taxes for the year of 2024 have been paid in the total amount of xx on xx/xx/2023.
The 2nd, 3rd, and 4th installments of combined taxes for the year of 2024 have been due in the total amount of xxon xx/xx/2023, xx/xx/2024 & xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/202, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/202, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per deferral agreement located at "xx".
As per appraisal report locate at "xx" picture shows damages and estimate cost is unable to determine.
As per servicing comment dated xx/xx/2021, Borrower's workplace affected due to Natural disaster.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been Self-Employed as a xx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx which is interest bearing amount. The borrower agreed to pay the modified monthly P & I of xx with a modified interest rate of 3.990% starting on xx/xx/2022, which will get changed in 1steps until the new maturity date of xx/xx/2062. The rate will change in 1 step which ends with 3.999%. There are no deferred balance and principal forgiven amount.	Appraisal (xx) Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "xx"xx", there is some minor repairs were noted sheetrock in the dining room ceiling was damage from prior leak was not leaking at the time of observation. Estimate cash to cure xx-xx. There was a hole in the dining room wall estimated cost to cure xx-xx. No other repairs were noted at the time of observation."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SUFHCIQ5BEL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	48.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.
The chain of assignments has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
The first and second installment of county taxes for 2022 and 2021 have been paid off in the total amount of  xx.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 18 years
The subject mortgage originated on xx/xx/2021 and the covid-19 attestation document is located at "xx".
As per review of latest servicing comment the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	3: Curable	* Missing Initial 1003_Application (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HD9CZ1JIN5T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Nebraska	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx/xx/2021	xx	Secondary	Yes	Yes	No	26.162%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender is xx.
The taxes are to follow.
No prior year's delinquent taxes have been found.
Property report is missing from the updated title report.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the property occupancy stated as second home.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower "xx" has been working at "xx" as an "xx" for 8 years 1 month.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "As per Appraisal review and seller tape, the subject condominium project is a Condominium Hotel. The subject project is xx, located within xx. Property is a commercial ski resort in xx, MA. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BEVUT1WU9CT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	47.293%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".

The chain of assignments has not been provided. However, the current assignment is with original lender, "xx".

There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2022 which was recorded on xx/xx/2022.
The first and second instalments of county taxes for 2023 are due total in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower is the partner of company "xx" for 53 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ALGMBAQ08IU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.094%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided. The current assignment is with xx.
There is one judgment against the borrower in favor of xx. recorded on xx/xx/2023 in the total amount of xx.
The annual combined taxes for 2023 have been paid in the amount of xx.	As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower has been the owner of xx for 4 years.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower's income is impacted due to COVID-19.
The COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BOUH62VZXT8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	51.714%	51.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	47.507%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
There are two junior mortgages against the subject property in the favor of 'xx'. The first junior mortgage was recorded on xx/xx/2021 with an amount of xx, and the second junior mortgage was recorded on xx/xx/2022 with an amount of xx.
No active judgments or liens were found.
The county taxes for 2023 are paid off in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 3.25%, and the PITI is xx. The UPB is xx.
Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per final 1003, the borrower has been president of "xx" for 195 months. No foreclosure activity has been found.
No details related to the bankruptcy have been found.
CCs do not show damage.
Covid-19 attestation document is located at-Credit File - Woodward_7965500058 #pg546.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4F6SEQC9WOD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	76.312%	76.312%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	42.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023 the subject mortgage in the amount of xx which was recorded on xx/xx/2021 and originated on xx/xx/2021 is on first lien position. According to updated title report there are no delinquent taxes and there are no active liens and judgments against the borrower. Chain of assignment is also complete.	As per the payment history as of date xx/xx/2023 the borrower is current with the loan and last payment was received on xx/xx/2023 for the due date of xx/xx/2023 in the amount of xx. According to payment history next due date is xx/xx/2023 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:As per the payment history borrower is current with the loan and Comment dated xx/xx/2023 shows RFD as curtailment of income and tape data shows that FB plan was start on xx/xx/2020 and end on xx/xx/2021. According to the comment history there are no property damages and comment dated xx/xx/2023 shows that subject property is owner occupied. COVID attestation is available located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HIHHPH8D2YQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	45.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the mortgage is with the original lender "xx".
There is a prior mechanics lien against the xx in favor of xx for the amount of xx which was recorded on xx/xx/1998 and the notice of contest of lien was recorded on xx/xx/1998.
No prior year's delinquent taxes have been found.
xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated xx/xx/2023, the disaster impact mail was received. CCs do not show any damage.
As per the final application, the borrower has been working at xx as an xx for 69 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BF1O8YRJLTD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.432%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for 2023 was paid on xx/xx/2023 in the amount of xx.
The second installment of combined taxes for 2023 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property was impacted by a natural disaster. As per the comment dated xx/xx/2022, the reason for default is excessive obligation. As per the comment dated xx/xx/2022, there is a payment dispute. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner II of "xx" for 138 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Repurchased loan due to Income Stability: The loan application indicates that, at the time of loan origination, the Borrower had been self-employed for 12 Years, earning an income of xx per month:
																																																																																							The loan file included 2020 personal tax returns and 2020 and 2019 tax transcripts. Borrower income increased significantly from 2019 of xx to 2020 of xx per year. The loan file did not include explanation/documentation from seller regarding increase in income and determination that income is stable and expected to continue at the level as used in qualifying. Due to significant increase in income Freddie Mac is unable to establish stability of borrowers income from self-employment and income cannot be used. In addition, rental income documentation is not complete: Provie documentation supporting receipt of rental income from property 1640 N 167th st for the most recent 2 months (xx) **Credit Score may be impacted by mortgage payment history**"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Document(s) Required by AUS Missing from Loan file (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61LAULVAO1Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	50.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx on xx/xx/2022 in the amount of xx.
The chain of assignments has not been provided. The current assignment is with xx.
The water/sewer taxes for 2023 have been delinquent in the amount of xx with a good-through date of xx/xx/2023.
The first installment of combined taxes for 2022 has been paid in the amount of xx.
The second installment of combined taxes for 2022 has been due in the amount of xx.
As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower has been the owner of xx for 20 years.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower's income is impacted due to COVID-19.
The covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Lock Extension Fee. However, CD dated xx/xx/2022 reflects Lock Extension Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EP4NPON7NTQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	Yes	50.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior years taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx as a xx.
The Covid-19 attestation is available in loan file located (xx).
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule,

Qualified Mortgage Safe Harbor Threshold Fail Charged 4.653% Allowed 4.640% Overby +0.013%"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61X9A3L3XGW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Connecticut	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments is completed. The current mortgage is with "xx" which was recorded on xx/xx/2022.
No active liens and judgments have been found.
Annual county taxes for 2023 is due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 4.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated xx/xx/2023, the disaster impact mail was received. CCs do not show any damage.
As per the application, the borrower has been working at xx as an xx for 480 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points loan discount Fee is xx  However, CD dated xx/xx/2022 reflects  Points loan discount Fee xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1 year is expired.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Admin Fee is xx However, CD dated xx/xx/2022 reflects  Appraisal Admin Fee xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1 year is expired.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Re-Inspection Fee is xx However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1 year is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SVLYVDVEVEP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	46.285%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The combined taxes for 2022 are paid off in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 4.125%, and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per final 1003, the borrower has been working at xx as an xx for 36 months.
The comment dated xx/xx/2023 shows that the subject property has been impacted due to a disaster. CCs do not show damage. No details have been found regarding bankruptcy and foreclosure. The comment dated xx/xx/2023 shows that the subject property is occupied by the owner.
The Covid-19 attestation document is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"	* Cash out purchase (Lvl 1) "xx"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9LIRFLU5GBX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	53.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender is "xx"
There are 2 real estate tax liens found against the subject property in favor of "xx" in the total amount of xx which were recorded on xx/xx/2021. The subject property is located in CA and the aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest.
There is credit card judgment found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2015 prior to the subject mortgage.
The 1st and 2nd installment of county taxes for the year of 2022/2023 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2023.
The 2020 county annual taxes have been delinquent in the amount of xx and good through date is xx/xx/2023.
The 2019 county annual taxes have been delinquent in the amount of xx and good through date xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per appraisal report located at"xx", pictures shows the damages of defective paint and the estimate cost is unable to determine. A collection comment does not show any damages.
As per the collection comment dated xx/xx/2023, the subject property is vacant.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower "xx" has been working at "xx" as a "xx" for 7.4 years.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Mortgage Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"Subject to"xx"	* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5TMIEYPZP6U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2016	xx	Primary	Yes	Yes	No	44.863%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2016 and was recorded on xx/xx/2016 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2022.
No active judgments or liens found.
The 1st installments of county taxes for the year of 2023 have been paid in the total amount of xx on xx/xx/2023.
The 2nd installments of county taxes for the year of 2023 have been due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 4.125%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P & I is in the amount of xx with an interest rate of 4.125%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2022 the subject property is owner occupied.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been working at xx as a xx for 2 years 3 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx which is interest bearing amount. The borrower agreed to pay the modified monthly P & I of xx with a modified interest rate of 4.125% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2052. There are no deferred balance and principal forgiven amount.		xx	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WMR6JNKP6RW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	38.965%	38.965%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	44.404%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	4.375%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2022.
There is a water lien on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2021. The subject property is located in Connecticut which is a super lien state and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non paid lien.
The 1st installment of combined taxes for the year of 2022 have been paid in the total amount of xx on xx/xx/2023
The 2nd installment of combined taxes for the year of 2022 is due in the total amount of xx on xx/xx/2024
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.375%. The current UPB is reflected in tape for the amount of xx.

Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.375%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The borrower's employment details are not available in the loan file.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
As per comment dated xx/xx/2022, borrower is on forbearance plan.
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.375% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2052. There is no principal forgiven amount.
No information has been found related damage or repairs.
As per servicing comment dated xx/xx/2023, the property occupancy stated as owner occupied.
As per servicing comment dated xx/xx/2023, the borrower's income has been impacted due to Covid-19 pandemic and the reason for default is excessive obligation.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.375% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2052. There is no principal forgiven amount.	Credit Application	xx	3: Curable		* Application Missing (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
NE8W2OUQPMY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at xx as a xx for the period xx/xx/2016 to xx/xx/2020. Later, the borrower started working at xx as a xx for the period xx/xx/2020 to xx/xx/2021. Currently, the borrower has been working at xx as a xx for 3 months.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, a FEMA disaster claim was filed. No comments have been found regarding the damages, DOL, estimated amount to repair the damages, or completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022  reflects Points loan discount Fee is xx  However, CD dated xx/xx/2022 reflects Points loan discount Fee xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1 year is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VBT10KV9FEZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2022 was paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.875%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2023, the subject property was impacted by a natural disaster. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 144 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5RQYOPRO64O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	21.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided. The current assignment is with xx.
There are 3 ECB liens against the xx in favor of the xx recorded on different dates in the total amount of xx.
There are two code permit violations open for construction in the amount of xx.
The annual utility taxes for 2023 have been delinquent in the amount of xx.
As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower was working at xx as a xx for 4 years.
No damages have been found to the subject property. The subject property is owner-occupied.
No comment was found stating that the borrower's income is impacted due to COVID-19.
The COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Origination Appraisal	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Administration Fee paid by Borrower: xx Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Administration Fee paid by Borrower: xx Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing Appraisal (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PTRVS1C7PC4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 159 months.
Appraisal report dated xx/xx/2022 in "as is" condition. However, the interior paint was do-it-yourself (xx) and was not completed at a "great" finish; there are areas with overspray; and overall, it was completed at a level less than average. There are areas of deferred maintenance; the fence around the back and side yards is at the end of its economic life. There is a deck walkway to the shed that has damage and would benefit from repairs. The photo addendum shows the basement is missing CO monoxide detectors, a small crack on the new walkway, and D.I.Y. interior paint overspray. As per the collection comment dated xx/xx/2023, the subject property was damaged due to water on xx/xx/2022. The actual loss amount is not available. The claim was filed with the amount of xx; however, the loss draft check was received with the amount of xx on xx/xx/2023. 1004D is missing from the loan file, and the final CD does not reflect the escrow holdback. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial Closing Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is" condition. However, the interior paint was do-it-yourself (xx) and was not completed at a "great"xx"	* Missing Initial Closing Disclosure (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
57P3NNLP3HG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	47.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Combined annual taxes of 2022 are paid off in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.750%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "xx" for 180 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the first lien prohibited fees test.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
																																																																																							Fixed Loan Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X60KPULTZU0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	64.411%	64.411%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	40.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx in the favor of "xx" in the amount of xx which was recorded on xx/xx/2014.
The annual installment of combined taxes for the year 2023 have been due in the amount of xx on xx/xx/2024.
The annual installment of combined taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower was previously working at xx for the period xx/xx/2019 to xx/xx/2020. Later, the borrower started working at xx for the period xx/xx/2020 to xx/xx/2022. Currently, the borrower has been working at xx as a xx for 1.5 years.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) ""Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure dated xx/xx/2022 delivery date is less than six business days before the consummation date xx/xx/2022.

This loan failed revised closing disclosure delivery waiting period test (xx). The revised closing disclosure dated xx/xx/2022 delivery date is less than three business days before the consummation date xx/xx/2022."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed Lender fees test - Loan data xx.  Comparison data - 595.00,  Variance - xx.

This loan failed Bona Fide Discount Points Test.  The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QNAF62XFV6W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	72.901%	72.901%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	47.639%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx on xx/xx/2022 in the amount of xx.
The chain of assignments has not been provided. The current assignment is with xx.
There is a junior mortgage against the subject property originated on xx/xx/2023 in favor of xx recorded on xx/xx/2023 in the amount of xx.
The county taxes for 2022 have been paid in the amount of xx.
As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower previously worked at xx as a xx from xx/xx/2019 to xx/xx/2020. Then the borrower started working in xx as materials manager from xx/xx/2020 to xx/xx/2022. Currently, the borrower is working at xx as xx since xx/xx/2022.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower's income is impacted due to COVID-19.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FZWDTSRCHZQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.841%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the mortgage is with the original lender "xx".
No active liens and judgments have been found.
The annual city and combined taxes for 2022 were paid in the amount of xx.
No prior year's delinquent taxes have been found.
xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower worked at xx as a xx from xx/xx/2017 to xx/xx/2020. Later, he worked at xx as a xx from xx/xx/2020 to xx/xx/2021. Currently, the borrower has been working at xx as a xx for 10 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T20VNQOVA52	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	No	Yes	35.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The 1st installment of county taxes for the year of 2021 has been paid in the total amount of xx on xx/xx/2022.
The 2nd installment of county taxes for the year of 2021 has been paid in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:Collections Comments: The loan is currently performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per final application, the borrower has been working at xx as a xx for 11 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The Covid-19 attestation is located at "xx".
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YAP7S65HRYX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	47.030%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the amount of xx.
The utility charges have been delinquent in the total amount of xx, which are good through xx/xx/2023.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. He has been the owner of xx for 3.3 years.
The appraisal report reflects 'xx'. However, the photo addendum shows peeling paint on the front view of the subject property, and the barn also requires paint on the roof. The estimated cost to cure is not available in the loan file. The updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Assets do not meet guidelines (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NV6VBHGMGER	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	79.893%	79.893%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	44.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx" which was recorded on xx/xx/2023.
No active judgments or liens were found.
The first installment of county taxes for the year 2023 has been due in the amount of xx on xx/xx/2023.
The second installment of county taxes for the year 2023 has been due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.125%. The current UPB is reflected on tape for the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.125%. The current UPB is reflected on tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligations.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per final 1003, the borrower was previously working at xx as a xx.
No information has been found stating the borrower's income was impacted by COVID-19.
The loan was originated on xx/xx/2022 and the COVID-19 attestation is located at "Credit File - Read_7470515453 page#xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx which rendered it ineligible to remain in loan program with xx. Further details not found."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"	* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
K2ARIC4WXLJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	37.092%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx on xx/xx/2022 in the amount of xx.
The chain of assignments has not been provided. The current assignment is with xx.
There is a violation for storage of vehicles in favor of xx with case#xx.
The first installment of combined taxes for 2022 has been paid in the amount of xx.
The second installment of combined taxes for 2022 has been paid in the amount of xx.
As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of xx/xx/2023, the loan is performing. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower has been the owner of xx for 7 years.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower's income is impacted due to COVID-19.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1C8LIYKXRFE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	5.000%	10.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	7.259%	Second	Commitment	Not Applicable	xx	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender is "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2021 which was recorded on xx/xx/2021 with the instrument | xx#xx. No recorded copy of release or satisfaction has been found in the updated title report.
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2021 which was recorded on xx/xx/2021 with the instrument | xx#xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2022/2023 was paid in the total amount of xx on xx/xx/2022 and xx/xx/2023.
The annual other taxes for the year of 2022 (xx) have been delinquent in the amount of xx which were due on xx/xx/2023 and good through date xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per seller's tape data, the subject property is owner occupied.
As per final application, the borrower "xx" has been working at "xx" as a "xx" started on xx/xx/2022 and the borrower has other income source, such as "xx".
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F5P88QJUTGJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
The chain of assignments has not been provided. However, the current assignment is with the original lender "xx".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 279 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"xx". However, the improvement section shows cosmetic deferred maintenance was noted for interior paint. Two windows have cracked or broken glass. The doors between the enclosed porch and the living room need to be installed. A GFCI outlet is needed by the kitchen sink. There is a cracked bath window, a lack of garage overhead door safety sensors, a damaged garage door, a missing piece of soffit, and peeling paint in the rear of the garage. The final CD does not reflect the escrow holdback and the cost of repair is not available. The 1004D is available, but confirms only broken glass in the front porch window is replaced.

Tape shows the borrower provided photos to support that all of the repairs have been completed which includes roof, soffit, and ceiling. However, we do not have evidence stating that rest
of repairs has been completed."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* LE/CD Issue date test Fail (Lvl 3)     "The initial LE does not reflect the subject property address. However, the COC for the changes of subject property address is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0EEUAFG35O8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2017	xx	Primary	Yes	Yes	Yes	25.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage originated on xx/xx/2017 and recorded with book/page#xx on xx/xx/2017 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is with "xx", which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The first installment of county taxes for 2023 is due in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 15 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2022. The current rate of interest is 5.125% and the current UPB is xx.	Collections Comments:Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 15 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2022. The current rate of interest is 5.125% and the current UPB is xx.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2021, the subject property is occupied by the owner. No comment pertaining to damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 7 Years.
Foreclosure Comments: As per collection comments dated xx/xx/2023, Foreclosure put on hold due to active Bankruptcy.
Bankruptcy Comments: According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2022. The POC was filed on xx/xx/2022. Plan was confirmed on dated xx/xx/2023. As per collection comments dated xx/xx/2023, Bankruptcy file review complete post-petition due dated xx/xx/2023. No further information has been found.
Foreclosure Comments:As per collection comments dated xx/xx/2023, Foreclosure put on hold due to active Bankruptcy.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2022. The POC was filed on xx/xx/2022. Plan was confirmed on dated xx/xx/2023. As per collection comments dated xx/xx/2023, Bankruptcy file review complete post-petition due dated xx/xx/2023. No further information has been found.	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, the subject property is manufactured home. However, the manufactured home rider is located at "xx"xx"xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
691I3DMQRI2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	32.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with the lender, xx which was recorded on xx/xx/2019.
The chain of assignments has not been provided as the subject mortgage is with the original lender,  xx.
There is a credit card judgment against the borrower "xx" in the amount of xx which was filed by xx, xx (xx), N.A. and recorded on xx/xx/2019.
The county taxes for 2023 are due in the total amount of xx. The next installment is due on xx/xx/2023.
The sewer charges are due on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.375%. The current UPB is xx.
Collections Comments:The loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx.
According to the collection comment dated xx/xx/2021, the borrower's income was impacted by Covid. The FB plan was active from xx/xx/2020 to xx/xx/2021. Later, the past-due payments were deferred in the total amount of xx through a deferral plan. Further details not provided.
As per the loan application, the borrower was the owner of xx for the period xx/xx/1997 to xx/xx/2018. Currently, the borrower has been the owner of xx for 1 year.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase RESPA Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Fail	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9OGG0RCDUWW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	84.991%	84.991%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	36.969%	Second	Commitment	xx	xx	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with original lender, "xx".

There is an active prior mortgage against the subject property in the favor of "xx" in the amount of xx originated on xx/xx/2022 with Instrument#xx which was recorded on xx/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx for 103 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BO888C79WWS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	59.063%	59.063%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	32.944%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
Water/sewer charges have been delinquent in the amount of xx which were good through xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, borrower has been the owner of xx for 7.4 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	xx	3: Curable		* Right of Rescission missing or unexecuted (Lvl 3) "Subject loan is refinance case. However, ROR disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3ZXL3AUCZHP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.975%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower, "xx" was previously working at xx as a xx for the period xx/xx/2017 to xx/xx/2021. Later, the borrower worked at xx as an xx for the period xx/xx/2021. After that, she worked at xx as a xx for the period xx/xx/2021 to xx/xx/2022. Currently, the borrower has been working at xx as an xx for 3 months. The co-borrower, "xx" has been working at xx as an xx for 2.7 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final closing as xx. Calculated finance charge is xx for an under disclosed amount of-xx for Finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA APR test due to APR calculated 5.862% exceeds APR threshold of 6.053% over by -0.191%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ILNPESFOB4U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	94.988%	94.988%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	48.621%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at "xx" for 13.7 years. The co-borrower previously worked at xx as xx from xx/xx/2020. Currently, the borrower has been working at xx as an xx since xx/xx/2020.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3XAJO7WUHXC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	99.910%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.448%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
There is a UCC lien against the xx in favor of xx recorded on xx/xx/2022.
The annual combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.625%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx for 24 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7BT5RCQGZDU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	72.594%	72.594%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens and judgments have been found.
The combined taxes for 2022 paid on xx/xx/2023 in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on 08/014/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.000%. The current UPB is xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on 08/014/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.000%. The current UPB is xx.
No foreclosure activity has been found.
As per the final application, the borrower has been working at xx as an xx for 58 Months.
No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2023 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3 years"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Right of Rescission missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LVNBCZ8S5HU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Unavailable	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	53.420%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installment of combined taxes for 2022 were paid in the amount of xx.
The water/sewer taxes are paid.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The first payment date is xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.490%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The first payment date is xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the initial application, the borrower has been working at xx as a xx for 98 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Hazard Insurance Initial Escrow Acct Disclosure Mortgage Insurance Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "xx"	* Application Missing (Lvl 3) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "xx"subject to."xx"xx" the estimated cost of repairs for the toilet is xx, scraping and painting is xx and the water heater is between xx - xx. However, the completion report for the repairs is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx.

																																																																																								Loan failed TILA Post-Consummation Revised Closing Disclosure APR test due to APR calculated 6.746% exceeds APR threshold 7.238% over by -0.492%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S5CX1S49VU5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	38.922%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".

The chain of assignments has not been provided. However, the current assignment is with original lender, "xx".

No active liens and judgments have been found against borrower and property.
The first installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9T4POX1UXAC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	103.881%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	Yes	47.113%	First	Commitment	Not Applicable	xx	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
There is one prior mortgage against the subject property originated on xx/xx/2023 with the lender xx in the amount of xx which was recorded on xx/xx/2023.
All prior years' taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx as a xx from xx/xx/2022.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The Notice of commencement located at "xx", was filed for the installment of new vinyl seawall, concrete cap and anchoring system.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial LE Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DW4NIMKYRH0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	91.848%	91.848%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	48.898%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The county taxes for 2022 are paid off in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 6.625%, and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per 1003, the borrower was previously working at xx as a xx. No foreclosure activity has been found.
No details related to the bankruptcy have been found.
CCs do not show damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V9NIBYLNBL4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	50.392%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with xx, and it was recorded on xx/xx/2023.
The chain of assignments has been completed. The loan is currently assigned with xx.
There is a municipal lien against the subject property in the amount of xx held by xx recorded on xx/xx/2023.
The first installment of town taxes for 2024 have been paid off in the amount of xx on xx/xx/2023.
The second installment of town taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 6.490%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is collection.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 5.0 years.
As per review of latest servicing comment the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock		4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is"xx" * Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K5MHX9QB1QX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	42.229%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
No active liens and judgments have been found.
The first and second installments of county taxes for 2023 are due on xx/xx/023 and xx/xx/2024 each in the amount of xx.
No prior year's delinquent taxes have been found.

xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.625% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the seller's tape data, the roof was inspected by the insurance company after loan closing and found to be in poor condition as a result, the insurance company required either the roof to be replaced or the damaged roof must be repaired in order to keep the roof coverage intact.  The borrower refused to get repairs done on the roof and signed a roof exclusion endorsement to the home insurance policy. LO reached out to the borrower subsequently and got confirmation from the borrower that there are no changes regarding the insurance coverage that excludes roof coverage and any damage caused by the poor condition of the roof.  LO also advised that the customer accepted the limited coverage since she is not able to get full coverage due to the number of claims she has submitted with other properties. CCs do not show any damage.
As per the application, the borrower has been working at xx as a xx for 25 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement	xx	3: Curable		* Application Missing (Lvl 3) "xx" * HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IYM7J5CCY7U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	40.829%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx.
The 1st and 2nd installments of county taxes for the year 2023 have been due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.250%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.250%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower has been working at "xx" as a "xx" for 8 years.
The loan was originated on xx/xx/2022 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired"	* Settlement date is different from note date (Lvl 1) ""xx""	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DEHARSJ5OJV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	39.975%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the mortgage is with the original lender "xx".
There is an active certificate of municipal lien against the xx in favor of xx for the amount of xx which was recorded on xx/xx/2023.
There are two permit numbers against the subject property. The first permit# xx issued for the 1 or 2-family home alteration permit with permit#xx and the second permit# xx active for the building/other/water heater with permit#xx permits.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.125% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the seller's tape data, the appraiser indicated that there was deferred maintenance noted by a visual inspection which included, a missing windowpane on the garage door, exposed wiring, junction boxes in bedroom 2 (xx), and possible asbestos pipe insulation surrounding basement pipes. The file did not include evidence to support repair of the damage noted by the appraiser or an asbestos inspection (xx) of pipe insulation noted by the appraiser, prior to the subject closing. CCs do not show any damage.
As per the final application, the borrower had worked at xx as a xx from xx/xx/2018 to xx/xx/2021. Later, the borrower worked at xx as a xx. Currently, the borrower has been working at xx as a xx for 10 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows that the appraisal reflects deferred maintenance issues that pose potential health and safety concerns. The appraisal is "as is"xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ODNDX5N4HOH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	49.206%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
The chain of assignments has not been provided. However, the mortgage is currently with the original lender "xx".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the RFD is illness of the borrower.
As per the final application, the borrower has been working at xx as a xx for 190 months.
As per the collection comment dated xx/xx/2023, the subject property was impacted by the disaster. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37HBCPS6VAC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Washington	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	66.018%	66.018%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	25.293%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
1st and 2nd half county taxes for 2023 are due in the amount of xx.
No delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the president of xx for 11 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9KQGP3VIZXO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	45.122%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with an original lender, xx, medical or attorney lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2023.
The annual installments of county taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.125%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 6.125%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower was previously working at xx for the period xx/xx/2022 to xx/xx/2019. Currently, the borrower has been working at "xx" as a "xx" for 10 years.
The loan was originated on xx/xx/2023 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "Subject loan is a purchase. However, final CD reflect 'xx' in the amount of xx."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. The subject property is a manufactured home. As per Appraisal Report located at "xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z1TY32BX95F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	103.188%	103.188%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	38.821%	Second	Unavailable	xx	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with xx, and it was recorded on xx/xx/2023.
The chain of assignments has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
There is a prior mortgage originated on xx/xx/2023 in the amount of xx with xx, and it was recorded on xx/xx/2023.
There is an IRS lien against the borrower which was recorded on xx/xx/2023 in the amount of xx which is in the favor of xx.
The first installment of county taxes for 2023 are due on xx/xx/2023 in the amount of xx.
The second installment of county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
The utility charges for parcel# xx the amount of xx good through xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 9.625%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 13.0 years.
As per review of latest servicing comment the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable				3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7W0QDS87VU7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	24.357%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the mortgage is with the original lender "xx".
No active liens and judgments have been found.
No prior year's delinquent taxes have been found.

xx which includes a P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.00% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
Seller's tape shows critical repairs noted for damages from hurricane IAN and Nicole and the patio repairs due to hurricane damage. CCs do not show damage. Further details not provided.
As per the final application, the borrower has been working at xx as a xx for 69 months.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "eNote - Missing Engineer's Report for critical repairs noted for damages from hurricane xx and xx and patio repairs due to hurricane damage. Tape and file show HOA statement that some of the work was completed in the amount of xxK but no engineer or completion cert in file. Total amount not available."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8MNWMRWKYA6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.628%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender xx.
The 1st installment of county taxes for 2023 has been paid in the total amount of xx on xx/xx/2023.
The 1st installment of county taxes for 2023 has been due in the total amount of xxon xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 7.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 7.250%. The current UPB is reflected in tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property occupancy is stated as owner-occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6Y23YAEQZSA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	99.910%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	43.520%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with the original lender, xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument Book/Page# xx .
There are 9 hospital, medical, or attorney liens found against the borrower in the total amount of xx filed by xx.
The first installment of county taxes for the year 2023 has been due in the amount of xx on xx/xx/2023.
The second installment of county taxes for the year 2023 has been due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 7.125%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 7.125%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
As per the final 1003, the borrower has been working at xx as a xx for 7 years and 8 months, joining xx/xx/2016.
No information has been found stating the borrower's income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "Subject loan is purchase case. However, final CD reflects cash to borrower in the amount of xx." * Higher Price Mortgage Loan (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HNC2J2U381K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	126.190%	126.190%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	41.463%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. Currently, the loan is with the original lender, "xx".
No active judgments or liens found.
The 2023 combined annual taxes have been due in the amount of xx on xx/xx/2023.
The first installment of combined taxes for 2022 has been paid in the amount of xx.
The second installment of combined taxes for 2022 has been due in the amount of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 7.125%, and the PITI is xx. The UPB is xx.	Collections Comments:Collections Comments: The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 7.125%, and the PITI is xx. The UPB is xx.
As per the final application, the borrower is self-employed. He has been the owner of xx for 7 years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
CCs do not show damage.
Covid-19 attestation document is located at-"xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is". However, the addendum shows that in the condition of the property, the units appeared to be in low, average condition cosmetically. Rotted wood was noted on the exterior of the buildings. The units appeared to be minimally maintained. The heat did not function in one of the units. The roof appeared adequate. The total cost of repairs is not estimated. Final CD does not escrow holdback. Tape shows property is poorly maintained based on appraisal. Further details are not provided. Elevated to client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9OCJZ008ZRF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Yes	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	101.625%	101.625%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Second	Unavailable	xx	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022 with xx#xx
The chain of assignments has been completed. The last assignment is with "xx".
There is a prior mortgage active against the subject property in the amount of xx in favor of "xx" which was recorded on xx/xx/2022 with xx#xx
There is a permit issued on the subject property for "remodel" with permit# xx Further details not provided.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 8.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 8.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the initial application, the borrower has been working at xx as a xx for 109 months.
As per the collection comment dated xx/xx/2023, the subject property was impacted by the disaster. CCs do not show damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UY4S8Q6HOII	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Co-op	xx/xx/2021	xx	Primary	Yes	Yes	No	47.063%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual county taxes for 2023 are exempt.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 3.250%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
Borrower's employment details are not available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	4: Unacceptable	* Type of Ownership is Leasehold or Cooperative (Lvl 4) "xx"xx - xx Page #xx" "xx"xx"	* Transmittal (1008) is Missing (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A4ZS6HV2U8T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	100.495%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Not Applicable	Not Applicable	Not Applicable	27.031%	Second	Unavailable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2023 the subject mortgage in the amount of xx which was recorded on xx/xx/2021 in Book/Page xx .003 and originated on xx/xx/2021 is on second lien position because there is one prior mortgage in the amount of xx which was recorded on xx/xx/2021 in Book/Page xx .003 and originated on xx/xx/2021. According to updated title report there are no delinquent taxes and there are no active liens and judgments against the borrower. Chain of assignment is also complete.	As per the payment history as of date xx/xx/2023 the borrower is current with the loan and last payment was received on xx/xx/2023 for the due date of xx/xx/2023 in the amount of xx. According to payment history next due date is xx/xx/2023 and borrower's current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:As per the payment history as of date xx/xx/2023 borrower is current with the loan and according to the comment dated xx/xx/2023 RFD was curtailment of income and comment dated xx/xx/2022 shows that COVID FB plan was active but further detail were not provided. As per the comment history there are no property damages and subject property is owner occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "Subject loan is purchase transaction. However, the final CD reflects the cash to xx amount."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7F6UGCDJXVS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	46.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the loan is with xx. However, it should be with "xx".
No active judgments or liens found.
The first installment of county taxes for 2022 has been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx and deferred balance is xx.
As per the final 1003, the borrower has been working at "xx", as a teacher for 12 years.
As per the appraisal report dated xx/xx/2020, which is located at "xx", flooring is missing in the living room, dining room, and bedroom, and the cost to replace the flooring is estimated at xx and to re-establish city water is xx. Also, there is minimal physical depreciation. CCs do not show damages. No details have been found regarding the completion of the repairs.
As per the comment dated xx/xx/2023, the borrower was approved for a 6-month stipulation, which will begin from xx/xx/2023 to xx/xx/2023, with 5 monthly payments of xx and a final 6th payment in the amount of xx.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2021. The case was converted from chapter 7 to chapter 13 on xx/xx/2022. The amended chapter 13 plan (xx) was filed on xx/xx/2022, and confirmed on xx/xx/2022. The bankruptcy is still active.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the deferment agreement dated xx/xx/2021, which is attached to the POC, the four payments were deferred from xx/xx/2021 to xx/xx/2021, for a total amount of xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2021. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Hence, the unsecured portion is xx. The case was converted from chapter 7 to chapter 13 on xx/xx/2022. The POC was filed by xx, "xx", on xx/xx/2022 with a claim amount of xx and an arrears amount of xx. The amended chapter 13 plan (xx) was filed on xx/xx/2022, and confirmed on xx/xx/2022. The bankruptcy is still active.	Affiliated Business Disclosure Appraisal (xx) Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"as is"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"xx/xx"xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
E4JVXUK97MI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	48.258%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with original lender, "xx". However, it should be with xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx for 82 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
QLPUEKRYBCC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2018	xx/xx/2018	VA	Fixed	Purchase	102.149%	102.149%	Full Documentation	Yes	xx	xx	40.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	38.282%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.000%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018, which recorded on xx/xx/2018 with instrument# xx in the amount of xx in favor of xx for xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, xx in the amount of xx which was recorded on xx/xx/2022 in favor of xx for xx, an Officer of the United States.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found related to damage or repairs.
The collection comment dated xx/xx/2020 states the borrower's income is impacted by Covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2021.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "xx" for 228 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2022. The new modified rate is 4.000% and borrower promises to pay the P&I of xx which began on xx/xx/2022. The new principal balance is xx. The interest bearing amount is xx and the revised maturity date is xx/xx/2052.	Affiliated Business Disclosure	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MU3JD8G0E31	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	39.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
No active judgments or liens were found.
The annual combined taxes for 2023 was paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is payment dispute.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller's tape data, the subject property is owner occupied.
As per final 1003, the borrower was previously working at xx as an xx.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Tape shows loan was a non-arms length transaction. A XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DSCQHZHWXDI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.561%	85.561%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	48.258%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The combined taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx.

As per the loan application, the borrower was previously working at xx as a xx for the period xx/xx/2020 to xx/xx/2021, and for XXXX as a bartender for the period xx/xx/2021 to xx/xx/2022. Currently, the borrower joined xx as an office manager on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X70X3HPS48Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	33.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx
Company.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
There is one prior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2021.
There are two prior state tax liens against the xx in favor of xx. in the amount of xx which were recorded on xx/xx/2009 and xx/xx/2003.
The fourth installment of taxes for 2023 is due in the amount of xx on xx/xx/2023.
The first and second installment taxes for 2024 are due in the amount of xx.

As per the review payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. Last payment was received in the amount of xx for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the owner of xx. since xx/xx/2023.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan has EPD and is current now. Further details not provided." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X7QH4CIWIK6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2021	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	No	45.458%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has not been completed. Currently, the assignment is with lender xx. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual city taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2022, the subject property is located in a FEMA disaster zone due to severe storms and flooding that began on xx/xx/2022. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 90 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Flood Certificate
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the Prohibited fees first lien test.
The below fees were included in the test:
Processing Fee paid by borrower: xx
Underwriting Fee paid by borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Final Application not signed and hand-dated by Loan Originator (Lvl 2)     "xx"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4Q7G53A834M	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Investor	Yes	Yes	No	0.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower is receiving social security income.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BL1OEHSKI88	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Yes	Second	xx	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	22.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx. However, the current assignment is with an original lender is xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
The taxes are to follow.
No prior year's delinquent taxes have been found.	The review of updated payment history as of xx/xx/2023, the borrower is current with the loan and the next due date of payment is xx/xx/2023. The last payment was received in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 6.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
The review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower 'xx' has been working at xx as an xx for 29 years and 2 months.
As per the servicing comment dated xx/xx/2023, the reason for default is the death of the borrower's family member.
The property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.373% Exceeds APR threshold of 5.120% Over By +1.253%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 6.373% exceeds APR threshold of 5.870% over by +0.503%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 6.407% Exceeds APR threshold of 6.120% Over By +0.287%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test due to APR calculated 6.407% Exceeds APR threshold of 5.120% Over By +1.287%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FCJPYUKKY2X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	43.697%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the loan is with "xx". However, it should be with xx.
The first installment of county taxes for 2023 has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as a xx for 3.9 years.
As per the comment dated xx/xx/2022, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2022 to xx/xx/2022.
As per the comment dated xx/xx/2022, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2022 to xx/xx/2022, with a monthly amount of xx. As per the comment dated xx/xx/2022, the trial plan has been completed.
 As per the comment dated xx/xx/2022, the loan was approved for a modification.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XKGBCKLTRL4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	44.810%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx with xx, and it was recorded on xx/xx/2018.
The chain of assignments is completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 were paid off in the amount of xx on xx/xx/2022.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.625%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is collection.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower had been working at xx as an xx from xx/xx/2013 to xx/xx/206, later working at xx as a xx for 6 months.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2018 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2018 reflects Credit Report Fee at xx. However, CD dated xx/xx/2018 reflects Credit Report Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2018 and 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"xx"xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TYFVNJPT3L7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	45.167%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in the favor of xx, which was recorded on xx/xx/2021 under Instr# xx The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The county taxes were due in the amount of xx, which were good through xx/xx/2023 and xx/xx/2024.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023.The current UPB reflected as per the payment history is xx.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. As per Pacer, the borrower has not filed bankruptcy. No details were found regarding Covid-19 and damage.
As per the final 1003, the borrower has been working at xx as a  xx for 6 years.
The Covid-19 attestation document is located at "xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Property Marketability Issues (Lvl 3) "As per seller tape, Subject property has issues and value not supported. Further details not found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"accept"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GN0R69RZ2EZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	42.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The county taxes for 2022 were paid on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.5%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx.
As per the loan application, the borrower has been the co-founder and head of sales of Incentive Gift Shop for 8 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WSKK87FSHAI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	39.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of xx, which was recorded on xx/xx/2020 under Instr# xx The chain of assignment is not found. The county taxes for 2023 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2024. There is one UCC financial statement against the borrower in the favor of xx which was recorded on xx/xx/2022 and amount is not available.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, and the current PITI is xx, with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The loan is performing.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding damage or repair.
As per servicing comment dated xx/xx/2022, the borrower's income was impacted by covid-19
As per Pacer, the borrower has not filed bankruptcy.
As per the final 1003, the borrower has been working at  xx as a xx  for 9 months. The borrower previously worked at staffing solutions SW-employbridge as an operator from xx/xx/2027 to xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the subject loan as uninsurable. Tape shows the EMD of xx was received in cash, and the lender failed to obtain a VOR for BWR's present rental payment history, and the available assets of xx in the bank statement satisfy the cash to close requirement; however, the loan does not have any reserves. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
5MQ9P9OZK0Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	41.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage originated on xx/xx/2021, and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender, "xx".
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.375%. UPB is xx. The current UPB is reflected on tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.375%. UPB is xx. The current UPB is reflected on tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller tape data, the property is owner-occupied.
The loan was originated on xx/xx/2021, and the COVID-19 attestation is located at "xx".
As per final 1003, the borrower was previously working at xx for the period xx/xx/2019 to xx/xx/2020. Currently, the borrower joined xx and Construction on xx/xx/2020 as Operations Manager for 1.10 year.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VMH8WY7R4RV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2018	xx/xx/2018	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	36.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx in favor of "xx" which was recorded on xx/xx/2018.
The chain of assignment is incomplete. The last assignment is with xx, it should be with "xx".
No active judgments or liens have been found.
The annual county taxes for 2023 are due in the total amount of xx for xx/xx/2023 and xx/xx/2024 respectively.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.125% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as an xx for 77 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. Tape shows value at xxK. XXXX estimate at xx. UPB xxK."
* Required Documentation Missing or Incomplete (Lvl 3) "Tape shows the subject property is new construction and is located in a flood zone. The available flood certificate in the loan document also shows the subject is located in flood zone A."	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Escrow for MI but no MI cert in file (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.246% exceeds APR threshold of 6.010% over by +0.236%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to APR calculated 6.093% exceeds APR threshold of 5.460% over by +0.633%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Intent to Proceed Missing  (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EVUCA44O2FO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	78.145%	78.145%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	41.669%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.250%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx. The current mortgage is with "xx". However, it should be with "xx".
There is HOA lien found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2022. The subject property is located in OK and the aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest.
The annual installment of combined taxes for 2022 was paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.250%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.250%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year 2022 with the loan. The foreclosure complaint was filed on xx/xx/2022 with the foreclosure case# xx. The judgment entered on xx/xx/2022. No further details have been found.
As per the servicing comment dated xx/xx/2023, the reason for default is "borrower was out of town".
No information has been found regarding the forbearance plan.
The modification agreement signed between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.250 % starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx/xx/2022, the borrower's income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been working at "xx" as an "xx" for 7.2 years.
The loan was originated on xx/xx/2020 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:As per servicing comment dated xx/xx/2022, the foreclosure was initiated in 2022. The notice of Lis pendens located at "xx" shows that the foreclosure complaint was filed on xx/xx/2022 in the favor of "xx" with case# xx which was recorded on xx/xx/2022. As per servicing comment dated xx/xx/2022, the judgment entered on xx/xx/2022. No more evidence is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.250 % starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.		xx	3: Curable		* Property Marketability Issues (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TJCGBER7UMG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	66.858%	66.858%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. However, the current assignment is with an original lender "xx" instead of xx.
The 1st and 2nd installments of county taxes for 2022-2023 were paid in the total amount of xx on xx/xx/2022 and xx/xx/2023.
The 1st and 2nd installments of county taxes for 2022-2023 are delinquent in the total amount of xx which was good through xx/xx/2023 and xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The borrower's employment details are not updated in final 1003 located at "xx"
The loan was originated on xx/xx/2021. However, Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"	* Homeownership Counselling Disclosure is missing. (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QOTFSQO3XBX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	55.709%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.625%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
The chain of assignments has not been completed. Currently, the assignment is with lender xx. However, it should be with xx.
There is a hospital lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2023.
The annual combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
The annual combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.625%.

Collections Comments:The loan is currently in collection, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 41 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and interest rate of 3.625% beginning on xx/xx/2022 till maturity date of xx/xx/2062.	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * MI, FHA or MIC missing and required (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
03AE2LHL1CX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	25.951%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.250%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx. However, it should be with the xx.
There is one prior judgment against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2019.
The fourth installment of combined taxes for 2023 is due in the amount of xx.
The first and second installments of combined taxes for 2024 are due in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3.2 years.
As per comment dated xx/xx/2023, the foreclosure was initiated. As per comment dated xx/xx/2023, the re-projected step complaint has been filed.
As per comment dated xx/xx/2022, the borrower is active on Covid-19 modification plan.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the bankruptcy have not been found.
As per comment dated xx/xx/2023, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:As per comment dated xx/xx/2023, the foreclosure was initiated. As per comment dated xx/xx/2023, the re-projected step complaint has been filed.
Bankruptcy Comments:Not Applicable	The modification agreement was signed between borrower xx and lender xx on xx/xx/2021. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.250% beginning on xx/xx/2021 until the maturity date of xx/xx/2051. There is no deferred or forgiven amount.	Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 5.748% exceeds APR threshold of 5.070% over by +0.678%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Higher-Priced mortgage loan test due to APR calculated 5.748% exceeds APR threshold of 5.070% over by +0.678%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M76S5NN1IIE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	33.248%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.
The chain of assignments is incomplete. The loan is currently assigned to xx. It should be with spurs.
No active judgments or liens have been found.
Parcel # xx for 2022 have been paid off in the amount of xx on xx/xx/2022.
Annual school taxes for 2022 are due on xx/xx/2022 in the amount of xx.
Parcel # xx for 2022 have been paid off in the amount of xx on xx/xx/2022
Annual school taxes for 2022 are due on xx/xx/2022 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 9.3 years.
As per review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HCQJXLEBLNE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	98.847%	98.847%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	45.920%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	5.250%	xx	xx/xx/2022	Financial Hardship	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx with xx, and it was recorded on xx/xx/2019.
The chain of assignments is incomplete. The loan is currently assigned to xx. It should be with spurs.
No active judgments or liens have been found.
The first installment of county taxes of 2022 have been paid off in the amount of xx on xx/xx/2023.
The second installment tax bill has not been posted yet.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $ xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is in collection.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
The foreclosure was initiated in 2022 with the loan. The notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2022, in favor of "xx" with case# xx, which was recorded on xx/xx/2022. However, the FC was placed on hold due to loss mitigation. Later on, the loan was modified on xx/xx/2022. The motion to dismiss was filed on xx/xx/2022. Hence, the foreclosure process has been closed.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 3.0 years.
As per review of latest servicing comment the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. The notice of Lis pendens shows that the foreclosure complaint was filed on xx/xx/2022, in favor of "xx" with case# xx, which was recorded on xx/xx/2022. However, the FC was placed on hold due to loss mitigation. Later on, the loan was modified on xx/xx/2022. The motion to dismiss was filed on xx/xx/2022. Hence, the foreclosure process has been closed.
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2022. The new modified rate is 5.250% and borrower promises to pay the P&I of xx which began on xx/xx/2022. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2062. Reason for modification is financial hardship.	Appraisal (xx)		4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"		* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"xx/xx"xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
URCVWC1Z7IX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	348	xx/xx/2016	xx/xx/2016	VA	Fixed	Refinance	100.000%	100.000%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2016 in the amount of xx in favor of The xx, which was recorded on xx/xx/2016 under Bk/Pg#xx . The chain of assignment is not found.
There are no active judgments or liens against the borrower or subject property
The annual county taxes of 2022 have been paid in the total amount of xx on xx/xx/2022 and xx/xx/2023.
There are no prior year delinquent taxes.

According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%.The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 3.250%.The current UPB reflected as per the payment history is xx.
The loan is in Performing.
No foreclosure activity has been found.
No details related to the bankruptcy have been found. As per Pacer, the borrower has not been filed bankruptcy
As per servicing comment dated xx/xx/2022, borrower's income is impacted by covid-19. Forbearance plan started on xx/xx/2022.
As per the final 1003, the borrower was retired.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SC5DN7C9SYM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	119.781%	119.781%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	34.889%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.875%	xx	xx/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. Currently, assignment is with the original lender, "xx". It should be "xx". No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 3.875%, and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023, and the next due date for the payment is xx/xx/2023. The UPB is xx. As per final 1003, the borrower has been working at xx as a xx for 168 months.
The comment dated xx/xx/2022 shows that the subject property has been impacted due to a disaster. CCs do not show damage. No details have been found regarding bankruptcy and foreclosure. The comment dated xx/xx/2022 shows that the subject property is occupied by the owner. The borrower wants to keep the property. The comment dated xx/xx/2021 shows that the borrower's income has been impacted by the Covid-19. The forbearance plan was offered to the borrower. The plan was started from xx/xx/2021 to xx/xx/2022. Further details not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2023 with a new modified UPB amount of xx. The borrower promises to make a monthly payment of xx with a rate of interest of 3.875%, beginning from xx/xx/2023 until the maturity date of xx/xx/2063.	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

																																																																																								TILA APR Test disclosed on Final CD as 4.232%. Calculated finance charge APR 4.626% is for an under disclosed ARP of 0.394%. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z89VB1DWD4K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Ohio	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	44.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" instead of "xx".
No active judgments or liens were found.
The 1st installment of county taxes for the year of 2023 have been paid in the total amount of xx on xx/xx/2023.
The 1st installment of county taxes for the year of 2023 have been due in the total amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.875%. The current UPB is xx. The current UPB is reflected on tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. The current UPB is reflected on tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.
As per final 1003, currently, the borrower joined "xx" on xx/xx/2020 as a patient care management assistant for 3 years.
The COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Hazard Insurance	xx	3: Curable		* Missing proof of hazard insurance (Lvl 3) "xx" * Seller contributions exceed guideline limit (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZN1D53HSAM3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	xx	8.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	44.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx"
The chain of assignments is incomplete; the current assignee is "xx" instead of xx.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of xx on xx/xx/2022 and xx/xx/2023
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 8.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 8.750%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The tape data shows that, the loan is in foreclosure and no payment made. No further information is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the occupancy is stated as investment property.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower "xx" has been working at "xx" as an "xx" for 6.8 years.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7YHVKV1WWYX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Refinance	66.115%	66.115%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
There is one prior judgment in favor of "xx", which was recorded on xx/xx/2020 in the amount of xx. However, the defendant's name on the supporting document does not match that of the subject borrower.
There is one prior judgment against the borrower in favor of "xx", which was recorded on xx/xx/2020 in the amount of xx.
The first and second installments of county taxes for 2022/2023 have been in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at "xx" as a children's social worker III for 7.11 years.
As per the comment dated xx/xx/2022, the borrower filed a new claim for water damages in the amount of xx, and the date of loss is xx/xx/2022. As per the comment dated xx/xx/2022, the borrower received a claim check in the amount of xx on xx/xx/2022. No comments have been found regarding the completion of the repairs.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"	* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KELX7XLWK3I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	52.083%	52.083%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	41.635%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with MERS as nominee for "xx.
The chain of assignments is complete. Currently, the loan is with the original lender, 'XXXX".
No active judgments or liens have been found.
The county taxes for 2023 (xx) are paid off in the xx.
The county taxes for 2023 (xx) are due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023. The next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 6.50%, and the PITI is xx. The UPB is xx.	Collections Comments:
The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023. The next due date for the payment is xx/xx/2023. The UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
CCs do not show damage. As per final 1003, borrower is receiving the social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
REYA700T46K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	46.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
No active judgments or liens found.
For Parcel # xx
The 1st installment of county taxes for 2023 was paid in the total amount of xx on xx/xx/2023.
The 2nd installments of county taxes for 2023 were due in the total amount of xx on xx/xx/2024.
For Parcel # xx
The 1st installment of county taxes for 2023 was paid in the total amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of xxon xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 1 month delinquent with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023 and the next due date is xx/xx/2023. The monthly P & I is in the amount of xx and current interest rate as per payment history is 6.380%. The current UPB is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower is currently 1 month delinquent with the loan. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023 and the next due date is xx/xx/2023. The monthly P & I is in the amount of xx and current interest rate as per payment history is 6.380%. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
As per tape data the subject property is owner occupied.
No information has been found stating the borrower's income was impacted by Covid-19.
As per final 1003, the borrower was previously working at xx as an xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"2". A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review.""				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K8E9XUU948G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.640%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	55.000%	55.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx and it was recorded on xx/xx/2019.
The chain of assignments is completed. The loan is currently assigned with xx.
Annual combined taxes for 2022 has been paid off in the amount of xx on xx/xx/2022.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.640% and the current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.640% and the current UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The borrower's employment details are not available.
The subject property occupancy is not available. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial 1003_Application Notice of Servicing Transfer Transmittal (xx)	3: Curable	* Application Missing (Lvl 3) "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8Y0TBRS9G2G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.640%	360	xx/xx/2019	xx/xx/2019	Commercial	Fixed	Purchase	55.000%	55.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. Currently, assignment is with an original lender, "xx". It should be "xx".
No active liens or judgments have been found against the borrower or subject property.
The combined taxes for 2022 are paid in the total amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.640% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.640% and the current UPB is xx.
Final 1003 is not available in the loan file. Employment details not found. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
BAG28J5YOAN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx, and it was recorded on xx/xx/2019.
The chain of assignments is incomplete. The loan is currently assigned with xx. It should be with xx.
There is a prior mortgage originated on xx/xx/2018 in the amount of xx with xx, LP, a Delaware limited partnership, and it was recorded on xx/xx/2018.
There is a lis pendens index (xx) against the prior owner which was recorded on xx/xx/2023 in the amount of xx which is in the favor of xx.
First installment of combined taxes for 2022 has been paid off in the amount of xx on xx/xx/2023.
Second installment of combined taxes for 2022 is due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.850% and the current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.850% and the current UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The borrower's employment details are not available.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Transmittal (xx)		2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing required 1-4 family rider (Lvl 2) "xx" * Transmittal (1008) is Missing (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2WYC4NKHGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	36.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx, ISAOA. However, it should be with xx.
No active judgments or liens have been found.
1st and 2nd half county taxes for 2023 are due in the amount of xx
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 5.6 years.
As per comment dated xx/xx/2022, subject property is occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial 1003_Application	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36.85% and seller defect shows 50.21%. We have already raised LVL3 loan program exception for the same as mentioned below based on attached email
The subject loan was approved at 36.85%. The tape shows the revised DTI at 50.21%. Further details not provided. BWR has 5 years on the job in IT, has a 722 FICO, xxK equity in subject and 0X30 since inception on xx/xx/2022."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D4DO8GA5RSK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Purchase	25.025%	25.025%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2018	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx in the favor of "xx", which was recorded on xx/xx/2018 under Instr# xx The chain of assignment is not found. There is an active ECB (xx) lien against the subject property in the favor of the xx in the amount of xx and recorded on xx/xx/2017. There is a code enforcement lien against the subject property in the favor of the xx, which was recorded on xx/xx/2007.
The combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2023. The combined taxes were due in the amount of xx, which were good through xx/xx/2024. No prior-year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.990% and the current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.990% and the current UPB is xx.

No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding COVID-19 and damage.
As per Pacer, the borrower has not filed bankruptcy. As per the final 1003, the borrower has been working at xx as a xx for 150 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Loan Program Info Disclosure Missing Dicsloures	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "xx" * HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Homeownership Counselling Disclosure is missing. (Lvl 2) "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56M4IB05S2M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	64.286%	64.286%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	49.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of xx for xx, which was recorded on xx/xx/2020.
The chain of assignments is incomplete. The mortgage is currently with xx. It should be with xx.
No active judgments or liens against the borrower or subject property.

1st town taxes for 2023 have been paid in the amount of xx.
2nd town taxes for 2023 have been due in the amount of xx.
No prior year delinquent taxes have been found.
As per review of the latest payment history as of xx/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% and P&I of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx, and the tape data reflects the deferred balance in the amount of xx.	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of xx/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% and P&I of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx, and the tape data reflects the deferred balance in the amount of xx.

As per the final 1003, the borrower has been working at xx as a xx for 19 years.

The loan was originated on xx/xx/2020. However, the covid-19 attestation is missing from the loan file.

No foreclosure activity has been found.

No damages have been found.

No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P9QW6PDO8AC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	No	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	Yes	41.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in the favor of xx, which was recorded on xx/xx/2021 under Instr# xx. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The county taxes for 2023 have been paid in the total amount of xx on xx/xx/2023. No prior-year delinquent taxes have been found.	According to the tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment date is unable to be determined. The current P&I is xx, and the current PITI is xx with an interest rate of 3.375%. The current UPB reflected as per tape data is xx.

Collections Comments:According to the tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per tape data is xx.
 The loan is performing.  As per the servicing comment dated xx/xx/2023, the property is located in a major disaster area, and FEMA has declared .
No modification and forbearance details are available in recent collection comments.  No foreclosure activity has been found. No details were found regarding COVID-19 and damage.  As per Pacer, the borrower has not filed bankruptcy.  As per the final 1003, the borrower has been working at xx as a xx for 60 months. Collection comments do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that homebuyer program education was not completed on the loan. Further details were not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx" * Homeownership Counselling Disclosure is missing. (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3ND44GPJPS7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	No	Second	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	49.987%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.750%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
There is a municipal lien against the xx in favor of "xx", in the amount of xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
There are two credit card judgments against the borrower in favor of "xx", which were recorded on xx/xx/2020 and xx/xx/2020 in the total amount of xx.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual installments of school taxes for 2023/2024 have been paid in the amount of xx on xx/xx/2023.
The annual installments of combined taxes for 2023 (xx) are due in the amount of xx.
The annual installments of school taxes for 2023/2024 (xx) are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx as a xx for the period xx/xx/2016 to xx/xx/2017. Currently, the borrower has been working at xx as a xx for 1.8 years.
The modification agreement was made between the lender, "xx" and the borrower, "xx" on xx/xx/2020.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for default is a payment dispute. Further details not provided.
As per the comment dated xx/xx/2021, the disaster inspection indicates no damage from the disaster.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender, "xx" and the borrower, "xx" on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.750% beginning on xx/xx/2020 with a maturity date of xx/xx/2060. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance failing for state regulations. PA license validation test.  In the state of PA, lender is licensed under state ID#3038 as per NMLS web site.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Initial Loan Estimate dated xx/xx/2018 reflects Lender Credit at xx. Initial CD dated xx/xx/2018 reflects Lender Credit at xx, however, Final CD dated xx/xx/2018 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan was originated on xx/xx/2018. SOL period of 2 year is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C6A3J45PLWX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignments has not been completed. The current mortgage is with xx, it should be "xx".
There are two active prior mortgages that were recorded prior to the subject mortgage. The first senior mortgage was recorded on xx/xx/2018 in the amount of xx with the lender "xx" with instrument#| book/page# xx , and the second mortgage was recorded on xx/xx/2018 in the amount of xx with the lender "xx" with instrument#| book/page# xx .
No active judgments or liens were found.
The first installment of combined taxes for the year 2022 has been paid in the amount of xx on xx/xx/2023.
The second installment of combined taxes for the year 2022 has been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.850% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.850% and the current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the appraisal report located at "xx", the subject property is in average condition. The improvements feature some minor deferred maintenance and physical deterioration due to normal wear and tear. No damage amount is given in the collection comments.
The occupancy of the subject property is unable to be determined.
The borrower's employment details are not available in the loan file.
No information has been found stating the borrower's income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing required 1-4 family rider (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DRB6K3OKR4R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	55.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx". The chain of assignments is incomplete. Currently, assignment is with an original lender, "xx". It should be "xx". No judgments or liens have been found against the borrower or owner. Annual taxes for 2023 are paid off in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023. The next due date for the payment is xx/xx/2023. The P&I is xx, the interest rate is 3.00%, and the PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the last payment was received on xx/xx/2023, which was applied for xx/xx/2023. The next due date for the payment is xx/xx/2023. The UPB is xx. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage. As per the PACER report, the borrower has not filed bankruptcy since loan origination. As per final 1003, the borrower working "xx" as a program specialist for 2 years. Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0Y128DE666T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	12.070%	359	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	8.000%	xx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment is not complete. Currently, the loan is with the lender, xx. However, it should be with xx.
No active judgment or liens have been found.
Annual county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx. PH shows that the borrower is making shortage payments in part.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per comment dated xx/xx/2023, RFD was curtailment of income.
As per comment dated xx/xx/2023, subject property is occupied by the owner.
No foreclosure activity has been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter-7 with the case# xx on xx/xx/2009. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. The case was discharged and terminated on xx/xx/2009.

The modification agreement was made between the lender and borrower on xx/xx/2013. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.000% beginning on xx/xx/2013 with a maturity date of xx/xx/2042. The deferred balance amount is xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Unable to run Compliance Testing (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. An appraisal report is missing from the loan file. As per tape data the subject property type is a "xx"xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XESS7A5PKZE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.700%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	62.000%	62.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".

The chain of the assignments has not been provided. However, the current assignment is with lender, "xx". However, it should be with "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of county taxes for 2023/2024 are due total in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.700% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.700% and the current UPB is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower's employment details.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Missing required 1-4 family rider (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SXOSIG1BO7C	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.450%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx.
The chain of assignments is not provided. The current assignment is with xx. However, it should be with xx.
There is an IRS lien against xx in favor of the xx which was recorded on xx/xx/2019. The amount of the lien is greater than the loan amount.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.450% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.450% and the current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments related to damage to the subject property have been observed.
The employment details are not available as the borrower is not an individual.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application	xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing required 1-4 family rider (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HNXJWGV8VF9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	42.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2023.
The water charges have been delinquent in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller's tape data, the subject property is owner occupied.
As per final application, the borrower "xx" has been working at "xx" as an "xx" since xx/xx/2019. The co-borrower was previously working at xx for the period xx/xx/2020 to xx/xx/2020. Later, the co-borrower started working at xx for the period xx/xx/2020 to xx/xx/2021. Later on, the co-borrower joined at "xx" as a "xx"on xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "Tape shows the closing disclosure discrepancy. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance proof is missing from the loan documents. However, the final CD reflects monthly hazard insurance amount."
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
604PY1ZXEHQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	58.654%	58.654%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	65.221%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx for xx.xx.
The chain of assignments is not provided. The current assignment is with the original lender MERS as the nominee for xx.xx. However, it should be with xx.
No active liens and judgments have been found.
No prior years delinquent have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 2.625% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed in the loan file.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W41IABKKFDS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	74.074%	74.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	44.318%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
The second installment county taxes for 2022 are due in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 2.875%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 12.6 years. As per the comment dated xx/xx/2023, the reason for default is curtailment of income. The loan was modified on xx/xx/2021. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower, xx, and the lender, xx on xx/xx/2021. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 2.875% beginning on xx/xx/2021 until the maturity date of xx/xx/2061.	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"
* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "Subject leasehold agreement is not in file. Reaching out to PT for further information. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the leasehold agreement is missing from the loan documents. The review of the final title policy shows the subject property ownership is leasehold, and the review of the loan documents shows a leasehold agreement is missing. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) ""xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"xx/xx"xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7CKZL2J03MC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	59.524%	59.524%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	36.469%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. The current assignment is with the original lender "xx". However, it should be "xx".
No active judgments or liens were found.
The annual county taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The annual city taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The annual county taxes for the year 2023 have been due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the tape data, the reason for default is unemployment or decreased income.
As per the servicing comment dated xx/xx/2023, the borrower has filed a claim for wind damage. The date of loss is xx/xx/2023 and the borrower filed an insurance claim for the loss amount of xx. No further information regarding damages or repairs was found in the comments. However, there is no evidence to confirm the current status of repairs in the collection comments.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per the final 1003, the borrower joined xx on xx/xx/2016 and has been working as an xx for 4 years and 6 months.
As per the tape data, the borrower's income was impacted by COVID-19.
The loan originated on xx/xx/2021, and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB xxK."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed Brokerage/Finder Fee Test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in this test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Issue with the Initial CD (Closing Disclosure) (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q4WJ3QHI4AE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	No	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.263%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of the assignments has not been provided. The current assignment is with the original lender, "xx". However, it should be "xx".
There is a civil judgment found against the borrower in favor of "xx" in the amount of xx, which was recorded on xx/xx/2023.
The annual county taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
According to the appraisal report located at "xx" the subject property needs repairs, such as peeling paint on exterior surfaces, and the estimated cost to cure is xx; a Vt bath floor repair, and the estimated cost to cure is xx. The total estimated repair cost is xx. However, the collection comments do not show damages.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per the final 1003, the borrower joined xx on xx/xx/2013 and has been working as an xx for 8years and 5 months. Prior employment details are not available.
No information has been found stating the borrower's income was impacted by COVID-19.
The loan originated on xx/xx/2021, and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"as is"xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LN7XB55DZZ7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.400%	360	xx/xx/2019	xx/xx/2019	Commercial	Fixed	Purchase	78.590%	78.590%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with the lender, xx. which was recorded on xx/xx/2019.
The chain of assignments is incomplete. Currently assignment is with the original lender, xx. It should be 'xx'.
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.400% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.400% and the current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx. Borrower's employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing required 1-4 family rider (Lvl 2)     "xx"
																																																																																								* Prepayment Rider Missing (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9C43LZKOG5Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2019	xx/xx/2019	Commercial	Fixed	Refinance	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with the lender, xx. which was recorded on xx/xx/2019.
The chain of assignments has not been provided. Currently, the subject mortgage is with the original lender, xx. However, the last assignee should be "xx".
No active judgments or liens have been found.
The combined taxes for 2023 were paid on xx/xx/2023.
The school taxes for 2023 are due on xx/xx/2023 in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.500% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.500% and the current UPB is xx.
The current UPB per tape is xx.
As per the collection comment dated xx/xx/2020, the borrower's business was impacted by Covid-19. The Covid FB plan was approved for 3 months that was started from xx/xx/2020. Further details not provided.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement	xx	3: Curable		* Application Missing (Lvl 3) "xx" * HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0ZXYBFY6KNQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.170%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the loan is with "xx". However, it should be with xx.
There is one IRS lien against the xx in favor of "xx" which was recorded on xx/xx/2012 in the amount of xx.
There is one state tax lien against the xx in favor of "xx" which was recorded on xx/xx/2012 in the amount of xx.
There are 3 civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
The annual installments of county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.999%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
The borrower is making interest-only short payments.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
According to the PACER, the co-borrower, "xx" filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2022. The chapter 13 plan was confirmed on xx/xx/2022.
As per the document located at "xx", the foreclosure was initiated on the loan in 2017, and the complaint was filed on xx/xx/2017 with case #xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2017 and it was terminated on xx/xx/2021. Further details not provided.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the document located at "xx", the foreclosure was initiated on the loan in 2017, and the complaint was filed on xx/xx/2017 with case #xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2017 and it was terminated on xx/xx/2021. Further details not provided.
Bankruptcy Comments:According to the PACER, the co-borrower, "xx" filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2022. The POC was filed by xx, "xx" on xx/xx/2022, with a claim amount of xx and an arrearage amount of xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Therefore, the unsecured portion is xx. The chapter 13 plan was confirmed on xx/xx/2022. There is no comment indicating a cram down.	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 12.170%, and a maturity date of xx/xx/2039. The P&I as per payment history is xx, and the rate of interest is 4.999%. However, there is a difference in P&I and rate of interest with respect to the note. As per the PH seller's tape data, the deferred balance is xx. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "xx" * HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
2EC89TYZLFO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2008	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.874%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	60.274%	60.274%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	40.743%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with xx.
The chain of assignments is incomplete. The loan is currently assigned with xx. It should be with xx.
No active judgments or liens found.
First installment of county taxes for 2022 is due on xx/xx/2023 in the amount of xx.
Second installment of county taxes for 2022 is due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 2.874%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per servicing comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the final loan application, the borrower is earning from the trust.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48C2D24396P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	25.066%	25.066%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	29.454%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender "xx" for the amount of xx.
The first and second installments of combined taxes for 2022 were paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.990%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx for 120 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
IQKANRAO7EF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	27.092%	27.092%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	39.574%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, xx. which was recorded on xx/xx/2021.
The chain of assignments is incomplete. Currently assignment is with the original lender, xx. It should be 'xx'.
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 2.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by xx.
As per the loan application, the borrower has been working at xx as a xx for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows the subject valued at xx. The current UPB is xxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XPUAI3XCF1V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	87.000%	87.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.812%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The assignment chain has not been completed. The current mortgage is with "xx". However, it should be with "xx".
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2022 were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.125%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.125%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower has been working at "xx" as a "xx" for 4 years.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the assets were not properly documented. The review of LP and bank statements reveals total verified assets of xx, which satisfy the cash to close requirement of xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E6QR0UL17SI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	No	Second	xx	xx	xx	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	40.437%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. The current assignee is "xx" which was recorded on xx/xx/2023. However, it should be with "xx".
There is an HOA lien on the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2023.
The tax details are not available.
According to payment history tape data as of xx/xx/2023, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2023. The last transaction details are not available. The current rate of interest is 3.375%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is in foreclosure.
According to payment history tape data as of xx/xx/2023, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2023. The current UPB is xx.
The reason for the borrower's default is not available.
The loan has not been modified since origination.
As per the review of the collection comments, the foreclosure was initiated on xx/xx/2023. Further details not provided.
No post-close bankruptcy record has been found.
As per the final application, the borrower has been working at xx as a xx for 36 months.
As per the servicing comment dated xx/xx/2023, the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the review of the collection comments, the foreclosure was initiated on xx/xx/2023. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QNYJ7F6A436	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	61.538%	61.538%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	38.523%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.375%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. Currently, assignment is with the original lender, "xx" It should be 'xx'.
1. There are two special tax liens against the subject property, which were recorded on xx/xx/2013 and xx/xx/2017. The lien amount is not listed on supportive documents.
2. There are 5 state tax liens against the xx in favor of xx recorded on different dates in the amount of xx.
3. There is a civil judgment against the subject borrowers in favor of 'xx's delinquent taxes have been found.
As per PH as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for the due date of xx/xx/2023. The current P&I is xx, and the interest rate is 3.375%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing. As per PH as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx, and the deferred balance is xx. According to 1003, the borrower has been working at xx as a xx for 180 months. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with a fixed amortization and a new principal balance of xx, and the new interest-bearing principal amount is xx. The borrower promises to pay the P&I of xx with a new interest rate of 3.375% beginning on xx/xx/2022, and the new maturity date is xx/xx/2062.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the BWR defaulted early on the loan (xx). Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7VEUR0HYSNW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.240%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	43.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
The chain of assignments is incomplete. Currently, the assignment is with the original lender, "xx.
There are six state tax liens against the xx in favor of xx recorded on different dates, for a total amount of xx.
There is a credit card judgment against the subject borrowers in favor of 'xx'xx', which was recorded on xx/xx/2021.
The county taxes for 2023-2024 are due in the total amount of xx.
No prior year's delinquent taxes have been found.
As per PH as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 5.240%. Current UPB is xx.	Collections Comments:The current status of the loan is performing. As per PH as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. Current UPB is xx. According to 1003, the borrower has been working at xx as a xx for 180 months. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage. The comment dated xx/xx/2023 shows that the subject property is occupied by tenant.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the loan had an early payment default (xx). Further details are not available."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6TCNFG2CZ5F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	43.575%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	3.625%	xx	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The chain of assignment is not complete. Currently, the loan is with the lender, xx. However, it should be with xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 4 years and 6 months.
Covid-19 attestation is located at "xx".
As per comment dated xx/xx/2023, RFD is excessive obligations.
As per comment dated xx/xx/2023, the subject property is occupied by the owner.
No foreclosure activity has been found.
No damages have been reported.
No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 3.6250%, and a maturity date of xx/xx/2050. The P&I as per payment history is xx and the rate of interest is 3.625%. There is a reduction in P&I with respect to note data. As per the comment dated xx/xx/2023, the loan was modified with the new principal balance of xx, and the modified P&I is xx. The new maturity date is xx/xx/2063. However, the modification document is missing from the loan file.	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"approve/eligible"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DUZTDPG081U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	44.903%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx for xx NMLS:xx.
The chain of assignments is not provided. The current assignment is with the lender MERS as nominee for xx NMLS:xx. However, it should be with xx.
No active liens and judgments have been found.
The first and second installments of county taxes for 2023 are due on xx/xx/2023 and xx/xx/2024 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI of xx which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.50% and the current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated xx/xx/2023, the subject property is located in Severe Winter, Storms, Straight-Line, Winds, Flooding, Landslides, and Mudslides which was declared on xx/xx/2023. CCs do not show any damage.
As per the application, the borrower has been working at xx as a xx for 144 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the recent BK discharge. However, the BK search history does not reflect any case filed by xx. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HFXHJPTR0RJ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.472%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	68.357%	68.357%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	49.595%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
The chain of assignments is not provided. The current assignment is with the lender xx. However, it should be with xx.
There is an active junior mortgage against the subject property in favor of xx for the amount of xx which was recorded on xx/xx/2022.
There is a UUC lien against the xx in favor of xx, Successor by Merger with xx.
There are two prior judgments against the borrower xx. The first credit card judgment in favor of xx recorded on the same date xx/xx/2014. The amount of judgments is not available in the document.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 3 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI of xx which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 2.472% and the current UPB is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 3 months and the next due date is xx/xx/2023. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the borrower's impact by COVID-19 and the disaster FB plan were set up. However, the FB details are not available in the collection comments. As per the seller's tape data, the FB plan end date is xx/xx/2023.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated xx/xx/2022, the disaster inspection was completed with no damage has been reported.
As per the application, the borrower worked at xx as a xx from xx/xx/2019 to xx/xx/2019 and later started working at xx as a xx from xx/xx/2020 to xx/xx/2020. Currently, the borrower has been working at xx for 1 month.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I7TXNZTTAKG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	46.052%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignments as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The first and second installment of county taxes for 2023 are due in the amount of xx.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. Details of the last payment received are not available. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. Details of the last payment received are not available. The UPB is xx.
As per final application, the borrower has been the owner of xx for 2.5 years.
The post-closing details regarding the bankruptcy have not been found.
CCs are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.

The below fees were included in the test:

Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available at #xx However, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Mortgage Broker Fee at xx. However, CD dated xx/xx/2023 reflects Mortgage Broker Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:

Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan failed GSE (xx) QM APR Test due to APR calculated 9.688% exceeds APR threshold of 8.640% over by +1.048%."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed the revised closing disclosure delivery date test due to the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days before the consummation date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1KT0KP9ATLR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.800%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.895%	97.895%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual installment of combined taxes for 2023 was paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently one month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.800%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection. According to the payment history as of xx/xx/2024, the borrower is currently one month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.800%. The current UPB reflected as per the payment history is xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR employment details are not available.
No comments have been found stating the borrower's income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. The current UPB is xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FTIXEOTTZ7Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	94.661%	94.661%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx and it was recorded on xx/xx/2019.
No active judgments or liens found.
The annual combined taxes for 2023 were paid off in the amount of xx on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 3 months and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 10.000%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is in collection.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 3 months and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2023, roof damage was found. No more details have been found.
As per the seller's tape, the property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.
BWR1 has 5 years on the job as a xx at xx.
BWR2 has 3 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YYW89IN9P05	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	94.027%	94.027%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
There is prior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2018.
There is judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2023.
There is UCC lien active in favor of xx. which was recorded on xx/xx/2020. The amount of lien is not available in supporting document.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7K0ZTO46DY2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	89.071%	89.071%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	14.784%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 with the lender xx in the amount of xx, which was recorded on xx/xx/2019.
No active judgments or liens have been found.
The annual combined taxes for 2023 have been paid in the amount of xx.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
BWR has 2 years on the job as a xx at xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UR2NGEOBVLI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	90.437%	90.437%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	xx	51.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2019, which recorded on xx/xx/2019 with instrument# xx in the amount of xx in favor of xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 are paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 3 months. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per payment history is 10.000%.	Collections Comments:Currently, the loan is in collection.
As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 3 months. The last payment was received in the amount of xx on xx/xx/2023. Current UPB as of the date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The foreclosure was initiated with the loan. As per the comment dated xx/xx/2023, the FC has been cancelled on xx/xx/2023 due to loan reinstatement. As per the comment dated xx/xx/2024, the FC sale has been cancelled. Further details are not provided.
The details on bankruptcy are not provided.
BWR has 6.25 years on the job as a xx with xx.
BWR2 has 6.41 years on the job as an xx with xx.
BWR3 employment details are not available.
Foreclosure Comments:The foreclosure was initiated with the loan. As per the comment dated xx/xx/2023, the FC has been cancelled on xx/xx/2023 due to loan reinstatement. As per the comment dated xx/xx/2024, the FC sale has been cancelled. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Flood Certificate Hazard Insurance Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. The current UPB is xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T7OIJOP36RO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	91.334%	91.334%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
There is an IRS lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2020. The SSN# provided on the supporting document does not match with the subject borrower's SSN.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 8 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (xx)
Condo/PUD Rider
Credit Application
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated amount at xxK. Current UPB is xxK."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Condo / PUD rider Missing (Lvl 2)     "Subject property type is PUD. PUD rider is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TYIXW04V8YT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.280%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.866%	95.866%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	13.132%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx.
There is a UCC lien against the xx in favor of xx which was recorded on xx/xx/2021. The amount of the lien is not mentioned in the supporting document.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 9.280%. The current UPB is xx. PH shows large payment in the amount xx on xx/xx/2024 & xx/xx/2024. same dated comments shows the payments made by xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 4 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (xx)
Credit Application
Credit Report
Flood Certificate
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27A0M27UVY0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.554%	95.554%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 9.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 9.50%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower's income was impacted by COVID-19.
The loan originated on xx/xx/2020. The COVID-19 attestation is missing from the loan file.
Employment details are not clear.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents.
Subject loan is purchase case, originated on xx/xx/2020 and the SOL is 1 year expired."
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
Your home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8W2EYP89GG8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.378%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.234%	95.234%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	Unavailable	xx	Not Applicable	45.376%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
The annual installment of combined taxes for 2023 was paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 9.378%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 9.378%. The current UPB reflected as per the payment history is xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid-19.
Borrower has 8 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (xx) Hazard Insurance Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (xx)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1 year SOL is expired.

This loan failed the TRID rate lock disclosure delivery date test due to the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2020."
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BV3PNEKJCQD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	88.120%	88.120%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	16.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx and it was recorded on xx/xx/2019.
There is a prior partial claim mortgage that originated on xx/xx/2018 in favor of "xx" in the amount of xx which was recorded on xx/xx/2018 (xx).
No active judgments or liens found.
The annual combined taxes for 2023 were paid off in the amount of xx on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 10.000%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller's tape data, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has been SE for 4.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9OW6AEMPVRU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	93.043%	93.043%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	xx	xx	34.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx.
There is a UCC lien against the xx in favor of xx which was recorded on xx/xx/2019. The amount of the lien is not mentioned in the supporting document.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 10.00%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR has 1.5 years on the job as a xx at xx. Previously, BWR worked with xx as a xx for 2 years. BWR2 has been SE for 1 year at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Hazard Insurance Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPBxx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Credit Score for borrower is less than 500 (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PDWG988WBF8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	89.691%	89.691%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	xx	xx	50.421%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is prior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2018.
There is judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2023. As per the release of judgment lien recorded xx/xx/2023, the said judgment has been released.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has been SE for 1.5 years with xx. BWR has prior employment experience as a xx with xx between 2014 and 2018 for 4 years.
BWR has been SE for 4.25 years with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"	* Settlement date is different from note date (Lvl 1) "xx"	Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3JQZO1IG5PP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	xx	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	94.035%	94.035%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	xx	xx	36.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx for the amount of xx.
There are three prior credit card judgments against the borrower in favor of xx for the amount of xx recorded on xx/xx/2016, xx/xx/2016 & xx/xx/2016.
There are eighteen credit card judgments against the borrower in the amount of xx which were recorded on different dates & in favor of xx.
The annual combined taxes for 2023 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 1 month and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 10.000%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 1 month and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 10.000%. The current UPB is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower's income was impacted by Covid-19.
BWR has 4.58 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents." XXXX search shows an estimated value at xx. Current UPB xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PDXPVJSIB9I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.327%	95.327%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	xx	xx	12.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2019, which recorded on xx/xx/2019 with instrument#xx in the amount of xx in favor of xx.
There is prior IRS lien against "xx" in the amount of xx in favor of xx which was recorded on xx/xx/2015.
There is state tax lien against "xx" in the amount of xx in favor of xx which was recorded on xx/xx/2024.
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year's delinquent taxes have been found.	xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 10.000%. The current UPB is xx.	Collections Comments:xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 10.000%. The current UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower 1 and borrower 2 have been SE for 3 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZEN1DX5MIUM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	94.242%	94.242%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	xx	xx	46.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2018 and was recorded on xx/xx/2019 in the amount of xx in favor of xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The P&I is xx with an interest rate of 10.00%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Borrower 1 has 3 years on the job as an xx with xx.
Borrower 2 has 3.66 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (xx)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* DU/GUS/AUS has issues or conditions (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LRHTZA6KCDX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	91.938%	91.938%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	xx	xx	38.092%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of xx.
There is Civil Judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2023.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2014. The current monthly P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2014. The current monthly P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.
BWR has 10 years on the job as a xx at xx. and BWR2 has 1 month on the job as a xx at xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data the subject property owner occupied.
The collection comment does not show borrower's income impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application Flood Certificate Hazard Insurance Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value of xx. Current UPB is xx."
* Closing_Disclosure violations (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
USQTYIHE5M8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.320%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	94.792%	94.792%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	xx	Not Applicable	47.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.320%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.320%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property has been occupied by owner.
Borrower has 13.41 years on the job as xx with xx.
The loan originated on xx/xx/2021. The COVID-19 attestation document is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.320% exceeds APR threshold of 4.450% over by +4.870%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to an APR calculated at 9.308% exceeds APR threshold of 4.450% over by +4.858%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HIWLDPU9VGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.670%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	93.501%	93.501%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	xx	xx	43.055%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The current employer information is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)
Credit Application
Flood Certificate
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 9.658% exceeds APR threshold of 5.410% over by +4.248%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.658% exceeds APR threshold of 4.660% over by +4.998%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B9BDZF99L1F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2012 and was recorded on xx/xx/2012 in the amount of xx in favor of xx.
1. There is an IRS lien against the borrower in the amount of xx, which was recorded on xx/xx/2018 in favor of 'xx'.
2. There is a child support lien against the borrower in the amount of xx, which was recorded on xx/xx/2022 in favor of 'xx's Office by assignment from xx.
The combined annual taxes for 2023 were paid off in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The P&I is xx with an interest rate of 9.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The review of the collection comment and updated title report shows that a notice of sale was filed with a sale date of xx/xx/2018. Further details were found.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:The review of the collection comment and updated title report shows that a notice of sale was filed with a sale date of xx/xx/2018. Further details were found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TITEJZ4TL5M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	94.598%	94.598%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	55.108%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 10.000%. As per the comment dated xx/xx/2023, the loan was reinstated in the amount of xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
As per the notice of sale document located at "xx", the foreclosure was initiated and the sale was scheduled for xx/xx/2019. The foreclosure was placed on hold due to bankruptcy.
The borrower xx filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The debtor was dismissed on xx/xx/2023 and the case was terminated on xx/xx/2023.
As per the comment dated xx/xx/2023, the loan was reinstated in the amount of xx.
As per the BPO report located at "xx" dated xx/xx/2023, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 1 month on a new job as xx with xx. BWR has prior employment experience as an IT consultant with xx between xx/xx/2015 and xx/xx/2018.
Foreclosure Comments:As per the notice of sale document located at "xx", the foreclosure was initiated and the sale was scheduled for xx/xx/2019. The foreclosure was placed on hold due to bankruptcy.
Bankruptcy Comments:The borrower xx filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2019. The amended chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor has promised to pay the trustee in the amount of xx for 1 month, xx for 1 month and xx for 58 months. The modified plan was filed on xx/xx/2020. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The trustee's final report (xx), which was filed on xx/xx/2023, reveals that the subject mortgage creditor, xx and the claim asserted in the amount of xx; the claim in the amount of xx has been paid in full. The debtor was dismissed on xx/xx/2023 and the case was terminated on xx/xx/2023. The date of last filing is xx/xx/2024.	Not Applicable	Affiliated Business Disclosure
Appraisal (xx)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O9OV5NUFDYN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	94.408%	94.408%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	xx	xx	25.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2017 in the amount of xx in favor of xx which was recorded on xx/xx/2017
No active judgments or liens were found.
The annual combined charges for 2023 were paid in the amount of xx on xx/xx/2023
No prior year's delinquent taxes have been found.

xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 10.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No record of post-closing bankruptcy filed by xx.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
BWR has been SE for 2 years at xx.
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (xx)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6FEC33ZZKIC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	94.516%	94.516%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	48.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 in the amount of xx with the lender, xx which was recorded on xx/xx/2018.
There is a prior child support lien against xx in the amount of xx which was filed by xx. The DOB (xx) provided on the copy of lien does not match the DOB of borrower "xx".
There is a prior hospital lien against "xx" in the amount of xx which was filed by xx.
There is a state tax lien against "xx" in the amount of xx which was filed by xx.
There is a child support lien against "xx" in the amount of xx which was filed by xx.
There is a civil judgment against xx in the amount of xx which was filed by xx on xx/xx/2022.
No delinquent taxes were found. The combined taxes for the year 2023 were paid on xx/xx/2023.
xx which was applied to the due date of xx/xx/2024. The monthly P&I is xx, and interest rate is 10.00%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
RFD is not provided in the collection comments.
No record of post-closing bankruptcy filed by xx.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
Borrower 1 has been SE for 3 years at xx.
Borrower 2 has been SE for 5.66 years at xx.
Borrower 3 has no income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (xx)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB xxK."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Intent to Proceed Missing  (Lvl 2)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing Initial LE (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QTM7C4M3G1F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	79.748%	79.748%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	41.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx for xx.
There is a credit card judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2023.
The 1st installment of county taxes for 2023/2024 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023/2024 is due in the total amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2024, the borrower has been delinquent with the loan for 32 months and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2023 in the amount of PITI xx which was applied to the due date of xx/xx/2021. The current P&I is xx and the rate of interest is 3.990%. The current UPB is xx.	Collections Comments:The latest 24-month collection comments are missing from the loan file. As per the seller's tape data, the current status of the loan is foreclosure.
According to the payment history tape data as of xx/xx/2024, the borrower has been delinquent with the loan for 32 months and the next due date for the regular payment is xx/xx/2021. The current UPB is xx.
The loan has not been modified since origination.
The foreclosure was initiated in 2022 with the loan. The notice of default is located at "xx". The notice of trustee's sale is located at "xx". Unable to determine the current status of foreclosure due to missing collection comments.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR#1 has 3 months on the job as a xx with xx. BWR has previously been SE for 3 months at xx. BWR#2 receives retirement income.

Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. The notice of default is located at "xx". The notice of trustee's sale is located at "xx". Unable to determine the current status of foreclosure due to missing collection comments.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Y5UH017W0GI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.133%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.250%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.250%.

Collections Comments:The loan is currently in collection and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the modification was approved. As per the comment dated xx/xx/2024, the modification was denied.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, there are borrower payments for 10 months.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
BWR2 has been SE for 2.41 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrower "xx" and the lender "xx". As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 7.250% beginning on xx/xx/2022 until the maturity date of xx/xx/2049.

																																																																																			Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased from the investor, but the initial defect or reason for the non-purchase could not be determined. AVM shows the current value at xx. Further details were not provided. XXXX search shows an estimated value of xx. The current UPB is xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Missing or error on the Rate Lock Document (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6NESQWR7Y1J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Purchase	88.235%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	No	Not Applicable	No	xx	Not Applicable	46.868%	First	Final policy	Not Applicable	xx	xx/xx/2012	xx	Not Applicable	2.000%	xx	xx/xx/2012	Financial Hardship	As per the review of updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2002 and was recorded on xx/xx/2003 in the amount of xx in favor of xx with Book/Page#xx .
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx, which was recorded on xx/xx/2003 with Book/Page# xx .
There is a junior state tax lien active against the subject borrower in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
The second installment of combined/school taxes for 2024 is due in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is 2 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 4.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 2 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 4.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy evidence has been found.
As per the collection comment dated xx/xx/2023, the servicer offered trial modification to the borrower from xx/xx/2023 to xx/xx/2023. Further details not provided.
The tape data shows that the deferred amount is xx. There are two Covid-19 deferral agreements available in the loan file with the total deferred amount of xx. The first deferral agreement dated xx/xx/2020 located at "xx" and the second deferral agreement dated xx/xx/2020 located at "xx".
As per the collection comment dated xx/xx/2023, the RFD was medical emergency.
The foreclosure was initiated on the subject property. As per the UT report dated xx/xx/2024, the complaint was filed on xx/xx/2011 located at "xx". But the cancelation of lis pendens was recorded on xx/xx/2012 which is located at "xx". Further details not provided.
BWR has 11.25 years on the job as a xx at xx.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to wind/hail on xx/xx/2023. The roof of the subject property was damaged and the bedroom is also leaking. The actual loss amount is not available. The loss draft check was received in the amount of xx.  No comments have been found regarding repair completion.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT report dated xx/xx/2024, the complaint was filed on xx/xx/2011 located at "xx". But the cancelation of lis pendens was recorded on xx/xx/2012 which is located at "xx". Further details not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2012 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.000% starting on xx/xx/2012, which will be changed in 3 steps until the new maturity date of xx/xx/2048. The rate will change in 3 steps, which ends with 4.000%. There is no deferred balance and principal forgiven amount.	Flood Certificate Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing flood cert (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice. NY Interest Rate Disclosure.
2) NY Hazard Insurance Disclosure.
3) Tax Escrow Account Designation.
4) Mortgage Bankers and Exempt Organizations Preapplication.
5) Co-Signer Notice Requirements.
6) Default Warning Notice.
7) New York Real Property Escrow Account Disclosure.
8) Commitment Disclosure."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V78SA22F6OT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2010	xx/xx/2010	Conventional	ARM	Refinance	76.511%	76.511%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage details are missing. The subject mortgage was originated on xx/xx/2010 in the amount of xx in favor of xx.
There is a prior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2008 and was recorded on xx/xx/2008.
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for three months and the next due date for the regular payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of P&I xx which was applied for the due date of xx/xx/2023. The current rate of interest is 7.50%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for three months and the next due date for the regular payment is xx/xx/2023. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the borrower's income was impacted due to COVID-19. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Good Faith Estimate Loan Program Info Disclosure Mortgage Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Mortgage missing / unexecuted (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.361% exceeds APR threshold of 4.900% over by +2.461%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "xx"."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RJ55RSG8MX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Refinance	101.250%	101.250%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.250%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 17 months, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2022. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 17 months, and the next due date is xx/xx/2022. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022. The Chapter 13 plan was confirmed on xx/xx/2022. The bankruptcy case is active.
As per the comment dated xx/xx/2023, the subject property is owner-occupied, and the borrower intends to retain the property.
As per the comment dated xx/xx/2020, the roof has been damaged due to the hurricane. No comments have been found regarding the damage, the estimated amount to repair the damage, or the completion of the repairs in the latest 24 months of servicing comments.
The modification agreement was made between the lender and borrower on xx/xx/2021.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022. As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2022 for the secured claim amount of xx, and the amount of arrearage is xx. The Chapter 13 plan was confirmed on xx/xx/2022. MFR was filed on xx/xx/2023. The bankruptcy case is active.	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.250% beginning on xx/xx/2021 with a maturity date of xx/xx/2051. The loan has been modified once since origination.	xx	3: Curable	* Compliance Testing (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the VA Prohibited Fees test. The following fee was included in the test:
Attorney's Fee (xx) paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx
Loan estimate dated xx/xx/2019 does not reflect Tax Service Fee. CD dated xx/xx/2019 reflects Tax Service Fee at xx.
Loan estimate dated xx/xx/2019 reflect Transfer Taxes xx. CD dated xx/xx/2019 reflects Tax Service Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2019 and the 3-year SOL is expired.

																																																																																								TRID Violation due to decrease in lender credit on final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects Lender credits at xx. CD dated xx/xx/2019 does not reflects Lender credits. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is Subject loan is Refinance case, originated on xx/xx/2019 and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LHH7MA654HD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	480	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	88.457%	107.860%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.943%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2015 in the amount of xx with xx, and it was recorded on xx/xx/2015.
There is a junior mortgage that originated on xx/xx/2015 in favor of "xx" in the amount of xx which was recorded on xx/xx/2015.
There is a junior mortgage that originated on xx/xx/2015 in favor of "xx" in the amount of xx which was recorded on xx/xx/2015.
No active judgments or liens found.
The first installment of combined taxes for 2024 was paid off in the amount of xx on xx/xx/2024.
The second installment of combined taxes for 2024 is due on xx/xx/2024 in the amount of xx.
The first installment of school taxes for 2024 was paid off in the amount of xx on xx/xx/2023
The second installment of school taxes for 2024 is due on xx/xx/2024 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is in collection.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2023, the reason for default is due to divorce.
No evidence has been found regarding the current occupancy. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Required Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the loan term test due to the loan term exceeds 30 years. Mortgages must not have terms exceeding 30 years to be eligible for sale to Fannie Mae.

This loan failed the qualified mortgage loan term test due to a qualified mortgage is a covered transaction for which the loan term does not exceed 30 years. This loan has a loan term of 480 months which exceeds the 360-month loan term limit for qualified mortgages."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
256BITVZE0T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2022/2023 were paid in the amount of xx.
The water/sewer charges are due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.125%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
BWR has 7 years on the job as a xx at xx.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is uninsured by the FHA due to a mix-up with xx. Seller tried to re-instate the case number with xx. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "xx"
* Missing Initial Closing Disclosure (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0N5GS7WQT3E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	71.429%	71.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.680%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 6 months with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 6 months with the loan and next due date is xx/xx/2023. The UPB is xx.
As per comment dated xx/xx/2024, RFD is curtailment of income.
No damages have been reported.
No details related to the bankruptcy have been found.
As per comment dated xx/xx/2024, subject property has been occupied by owner.
BWR has been SE for 3.75 years at xx.

Foreclosure Comments:As per comment dated xx/xx/2024, the foreclosure was initiated in 2024. The FC was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.976% exceeds APR threshold of 8.670% over by +1.306%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.976% exceeds APR threshold of 9.420% over by +0.556%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RVEBSKYVMPS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	73.100%	89.990%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.625%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx" with Instr#xx
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2021 with xx#xx
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is 5 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx/xx/2023. The current UPB is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 5 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx/xx/2023. The current UPB is xx and the deferred balance is xx.
No bankruptcy and foreclosure evidence has been found.
The deferral agreement was made on xx/xx/2024 located at "xx" shows 5 payments have been deferred with the deferred amount of xx.
As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
The loan was originated on xx/xx/2021. The Covid-19 attestation is available at "xx".
BWR has 1 year on the job as a xx with xx. Previously, BWR worked with xx as a xx for 6 years and 9 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial Closing Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xx. Current UPB xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan received a risk classification of Accept with xx. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HPYXGB6RNGI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.943%	74.943%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is a prior judgment active against the subject borrower in the amount of xx in favor of "xx" which was recorded on xx/xx/2019.
There is a junior state tax lien active against the subject borrower in the amount of xx in favor of "xx" which was recorded on xx/xx/2023.
Annual utilities/MUD charges for 2024 are delinquent in the total amount of xx which are good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.250% which was applied for the due date of xx/xx/2024. The current UPB is xx.
PH shows multiple transactions were made in March 2024 in the total amount of xx. As per the collection comment dated xx/xx/2024, these are the borrower payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.250% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has 4.16 years on the job as a xx with xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2021 does not reflect Rate Lock Extension Fee. Final CD dated xx/xx/2022 reflects Rate Lock Extension Fee at xx.
Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2021 reflects Loan Origination Fee at xx. Final CD dated xx/xx/2022 reflects Loan Origination Fee at xx.
Initial LE dated xx/xx/2021 reflects Appraisal Fee at xx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xx.
Initial LE dated xx/xx/2021 reflects Transfer Taxes at xx. Final CD dated xx/xx/2022 reflects Transfer Taxes at xx.
This is an increase in fees of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.433% exceeds APR threshold of 5.120% over by +0.313%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the NY subprime home loan test (NY SB 8143 Section 5, 1(xx)) due to an APR calculated at 5.433% exceeds APR threshold of 4.860% over by +0.573%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UW9DI5KOORM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,777.33	xx	7.345%	480	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
There is an IRS lien against the xx in favor of xx for the amount of xx recorded on xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.345%. The note is interest only for first 120 months.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, there is a payment dispute.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2023, the subject property is impacted by disaster.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 8 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Review of the appraisal shows the subject is a condo complex in XX has multiple restaurants, shops, marina and other commercial amenities. XX search shows the subject valued at xxK. Current UPB is xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D1QM5DZWCUT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2023 has been paid in the amount of xx on xx/xx/2024.
The second installment of combined taxes for 2023 is due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2023. The bankruptcy case is still active.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
BWR has been SE for 6.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2023. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy case is still active.	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.321% exceeds APR threshold of 4.600% over by +0.721%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the NY subprime home loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.321% exceeds APR threshold of 4.850% over by +0.471%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZJW7PYL9HFL	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.985%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Purchase	71.373%	71.373%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
There is an HOA lien against the xx in favor of xx which was recorded on xx/xx/2023.
The annual utilities/MUD charges for the year 2024 are delinquent in the amount of xx which was due on xx/xx/2024 and the good through date is xx/xx/2024.
The second installment of 2024 town taxes is due on xx/xx/2024 in the amount of xx.
The water/sewer charges in the amount of xx and xx are due on xx/xx/2024, and xx/xx/2024 respectively.	xx which was applied to the due date of xx/xx/2024. The current UPB is xx. The monthly P&I is xx, and the interest rate is 6.985%.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the BWR is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence of damage or repair was found.
BWR employment details are not available. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HJE9NOMGP2Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.915%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.697%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. The borrower made large payment in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 5.16 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx" * GSE Points and Fees Test Violations (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GOYHWX5JOYB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.025%	74.025%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	17.376%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2024, the borrower is 4 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
PH shows multiple transactions were made in May 2023 in the total amount of xx. As per the collection comment dated xx/xx/2023, these are the borrower payments.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 4 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2024, the RFD is loss of income.
As per the comment dated xx/xx/2024, the borrower requested for trial modification. But as per the comment dated xx/xx/2024, the modification was denied.
BWR has been SE for 4.5 years at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.243% exceeds APR threshold of 5.260% over by +0.983%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 6.243% exceeds APR threshold of 6.010% over by +0.233%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee, Rate Lock Fee and Appraisal Re-Inspection Fee. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx, Rate Lock Fee at xx and Appraisal Re-Inspection Fee at xx . This is an increase in fee of 17,138.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XFIRSIR9Q2F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2023	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year's delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 6 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.750%.

Collections Comments:The loan is currently in foreclosure and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable		* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents. Home loan toolkit is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59W8NZ0COKW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is state tax lien active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2022.
1st and 2nd half county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2024. The UPB is xx.
As per comment dated xx/xx/2024, RFD is curtailment of income.
No details related to the bankruptcy have been found.
Borrower has 3.08 years on the job as a xx with xx.

Foreclosure Comments:As per comment dated xx/xx/2023, the foreclosure was initiated in 2023. The FC was put on hold due to reinstated of loan. Further details not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.486% exceeds APR threshold of 6.570% over by +0.916%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 7.486% exceeds APR threshold of 7.320% over by +0.166%."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DZTMSFW9SU4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,657.61	xx	6.885%	480	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
No active judgments or liens found.
The annual county taxes for 2023 were paid off in the total amount of xx on xx/xx/2023.
The utility charges for 2024 are delinquent in the amount of xx which were good through xx/xx/2024.	According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 3 months and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2023. The current interest is xx with an interest rate of 6.885%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is in collection.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 3 months and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2024, the reason for default is loss of job.
As per the comment dated xx/xx/2023, the subject property is vacant.
As per the servicing comment dated xx/xx/2022, homeowner's property affected due to natural disaster. CCs in file do not show any damage.
BWR receives rental, or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer	2: Acceptable with Warnings	* DSCR is less than 1.00 (Lvl 2) "xx"
* Missing Initial 1003_Application (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2EBXQ3WAJUL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2023 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The current UPB is xx.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been SE for 5.4 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.219% exceeds APR threshold of 5.490% over by +1.729%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Qualified Mortgage APR Threshold Test due to APR calculated 7.219% exceeds APR threshold of 6.240% over by +0.979%."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W0JM4C5W6TX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.590%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.978%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
There is a civil judgment against "xx" in favor of the xx which was recorded on xx/xx/2023. The judgment amount is not available.
The first installment of 2023-24 county taxes is due on xx/xx/2024 in the amount of xx and the second installment is due on xx/xx/2024.
No prior year's delinquent taxes were found.	As per the payment history as of xx/xx/2024, the BWR is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current UPB is xx. The monthly P&I is xx, and the interest rate is 8.59%.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the BWR is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the collection comment dated xx/xx/2022, the RFD is a curtailment of income.
No information related to any damage or repair was found in the loan file.
The current occupancy of the subject property is not available.
BWR has been SE for 2.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx.
Mortgage Broker Fee paid by Borrower: xx.

Loan failed GSE (xx) QM APR test due to APR calculated 9.023% exceeds APR threshold of 7.430% over by +1.593%."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage APR threshold test due to APR calculated 9.023% exceeds APR threshold of 7.430% over by +1.593%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx.
Mortgage Broker Fee paid by Borrower: xx."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4WO8MXMJEDD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There are four ECB liens active against the subject property in favor of xx in the amount of xx. All were recorded on different dates.
There is prior state tax lien active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2009.
All prior year's taxes have been paid.
Annual utility charges for 2024 have been delinquent in the amount of xx which were good through xx/xx/2024.

As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.
The borrower made multiple payments on xx/xx/2023 in the amount of xx.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2024. The UPB is xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has 2.8 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails QM lending points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.175% exceeds APR threshold of 5.010% over by +0.165%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

NY Subprime Home Loan Test due to APR calculated 5.181% exceeds APR threshold of 4.850% over by +0.331%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
* Higher Price Mortgage Loan (Lvl 2)     "xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "xx"
																																																																																								* Missing Required Disclosures (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DEH9M2ARWZF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	79.996%	79.996%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.206%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
No active liens and judgments have been found.
The 1st installment of combined taxes for 2023-2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of combined taxes for 2023-2024 is due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which includes the P&I of xx which was applied for the due date of xx/xx/2024. The current rate of interest is 5.250% and the current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR has been SE for 2.58 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage APR threshold test due to APR calculated 5.494% exceeds APR threshold of 5.280% over by +0.214%.

Loan failed NY Subprime home loan test due to APR calculated 5.519% exceeds APR threshold of 4.740% over by +0.779%."
* Condo / PUD rider Missing (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HEE4QZ2SQ4F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	29.980%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history on the seller's tape dated xx/xx/2024, the borrower has been delinquent for 4 months. The next due date for payment is xx/xx/2023. The P&I is xx. The UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history on the seller's tape dated xx/xx/2024, the borrower has been delinquent for 4 months. The next due date for payment is xx/xx/2023. The P&I is xx. The UPB is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 1.16 years on the job as a xx at xx. BWR has prior employment experience as a xx at xx. between xx/xx/2020 and xx/xx/2022 for 2.33 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Z79HJHJIVNL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Unavailable	Unavailable	Unavailable	Unavailable	xx	Not Applicable	xx	6.875%	360	xx/xx/2005	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	xx	8.500%	xx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2005.
There is a civil judgment against the borrower "xx" in favor of "xx", which was recorded on xx/xx/2020 in the amount of xx.
Tax status is to follow.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx. The UPB reflected as per the payment history is 328,994.77.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure sale was scheduled for xx/xx/2022. As per comment dated xx/xx/2024, the FC was closed due to loan modification. Further details not provided.
Bankruptcy Comments:As per the comment dated xx/xx/2024, the BK was dismissed on xx/xx/2024. The document with SSN# is missing from the loan files, and PACER shows no BK while searching BK with the borrower name. Unable to review the BK document.	The loan was modified on xx/xx/2024 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 8.500% beginning from xx/xx/2024 to the new maturity date of xx/xx/2054. The deferred amount is xx and interest bearing amount is xx.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2GLDDI45FBV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	40.566%	40.566%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of xx for xx, LTD which was recorded on xx/xx/2023.
There is a prior real estate tax lien against the xx in favor of xx in the amount of xx which was recorded on xx/xx/2023.
The first, second, and third installments of town taxes for 2024 are paid.
The fourth installment of town taxes for 2024 is due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx.
The reason for default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
Borrower has 4.66 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RCTHKR9OATN	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.521%	360	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There are two municipal liens against the xx in favor of the xx, which were recorded on xx/xx/2023 and xx/xx/2023 in the total amount of xx.
The tax status is "xx"
No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower has been delinquent for 12 months, and the next due date is xx/xx/2023. We are unable to determine the last payment received, the current P&I, or the interest rate. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The loan is in collection.
According to payment history tape data as of xx/xx/2024, the borrower has been delinquent for 12 months, and the next due date is xx/xx/2023. The current UPB is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KX7489JFETD	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.163%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Purchase	79.712%	79.712%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx which was recorded on xx/xx/2022.
No active judgments or liens were found.
The first and second installments of county taxes for 2023 are due in the amount of xx on xx/xx/2024 and xx/xx/2024 respectively.
No prior year's delinquent taxes have been found.
The payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2024, the BWR has been delinquent for 4 months and the next due date is xx/xx/2023. The P&I per tape is xx and the interest rate is 7.1625%. The UPB is xx.	Collections Comments:The comment history is missing from the loan file.
According to the payment history tape data as of xx/xx/2024, the BWR has been delinquent for 4 months and the next due date is xx/xx/2023. The P&I per tape is xx and the interest rate is 7.1625%. The UPB is xx.
BWR employment details are not available. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4LLUV97NK5J	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.873%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2018.
The second installment of combined/school taxes for 2024 is due in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.873% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.873% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The appraisal report dated xx/xx/2022 is "subject to repairs" due to the removal of the stove from the basement and permanently capping the gas line. The appraisal report does not reflect the cost of repair. CCs do not show damages.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XBLYH7WJ2MP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx, which was recorded on xx/xx/2023.
No active liens or judgments have been found.
The county taxes for 2023 are due in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 7.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by xx.
BWR has been SE for 8 years at xx, and BWR2 has 10 years on the job as a xx with xx.
The comment dated xx/xx/2024 shows that the RFD is servicing problem. The subject property is occupied by the borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows funds to close were not properly verified. As per LP, total available assets of xx satisfy the cash to close requirement of xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GTIME8Q7FO2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2012	xx/xx/2012	VA	Fixed	Cash Out	86.780%	86.780%	Full Documentation	No	xx	xx	0.500%	Not Applicable	Not Applicable	Single Family	xx/xx/2012	xx	Primary	Yes	No	No	xx	xx	30.390%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.000%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2012 in the amount of xx with the lender, xx which was recorded on xx/xx/2012.
There is a divorce monetary judgment against the borrower "xx" in the amount of xx which was recorded on xx/xx/2017.
There is a credit card judgment against the borrower "xx" in the amount of xx which was filed by the plaintiff "xx" and recorded on xx/xx/2018.
The county taxes for 2023 are paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 5 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.000%. The current UPB is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 5 months and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
The borrower filed the bankruptcy under Chapter 13 on xx/xx/2021 with case #xx and the plan was confirmed on xx/xx/2021. BK is still active.
No evidence of damage or repair has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
BWR receives SSI or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the pacer records, the borrower "xx" filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2021. According to the voluntary petition, the value of the collateral was xx and the amount of the claim was xx, so there is no unsecured amount. As per the POC, the amount of the claim was xx and the amount of arrears was xx. The plan was confirmed on xx/xx/2021. As per the plan dated xx/xx/2021, the debtor promises to pay xx per month for 60 months.	The loan modification agreement was made between the borrower "xx" and the lender "xx" on xx/xx/2019. As per this modification agreement, the new principal balance is xx and borrower promised to pay principal and interest in the amount of xx with a fixed rate of 5.000% starting on xx/xx/2019. The new maturity date is xx/xx/2049.	Good Faith Estimate Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured by the VA due to guarantee issues. Further details not provided."
* Lost Note Affidavit (Lvl 3) "xx"xx", shows that the original note was lost or misplaced. Copy of note is attached to the LNA."	* Good Faith Estimate missing or unexecuted (Lvl 2) "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
BV9Z00OS1S5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.505%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with the lender xx. which was recorded on xx/xx/2019.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments have been found.
The county taxes of 2020 are paid in the amount of xx.
As per the payment history as of xx/xx/2021, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2021, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.
The loan has not been modified once since origination.
Currently, the borrower is working as Claim Service in xx from last 4 months.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. As per the comment dated xx/xx/2020, the borrower's income has been impacted by the covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"xx/Eligible with 46.51%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.136%. The APR threshold is 5.20% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.256%    Allowed: 5.120%    Over by: +0.136%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 5.256% Allowed: 5.120% Over by: +0.136%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LLXTXQBMZEW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	90.622%	90.622%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.757%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020. The chain of assignment has been completed. Currently, the mortgage is with xx. No active liens and judgments have been found. The county taxes of 2020/21 are paid in the amount of xx.	As per the payment history as of xx/xx/2021, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2021, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx. The loan has not been modified once since origination. Currently, the borrower is working as Senior Manager of Partnerships in xx. Law Group from last 3.8 years. The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. As per the comment dated xx/xx/2020, the borrower's income has been impacted by the covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (xx). ( 12 CFR §1026.19(xx)(xx)(xx) )
The revised closing disclosure delivery does not require a new waiting period and:
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "xx" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Loan does not conform to program guidelines (Lvl 2)     "xx"xx" the borrower xx is still working with xx.

As per AUS located "xx", this loan casefile must close on or before xx/xx/2020."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 48.67%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Z4J0WXTFNWU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	49.429%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2020 in the favor of xx.

No active judgments or liens have been found.
Annual taxes for the year of 2020 have been paid in the amount of xx. No prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been delinquent for 120+days and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. No records for foreclosure and bankruptcy have been found. The RFD is curtailment of income. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The 3 months Fb plan was offered. Later, its extension was approved. No further details have been found.
The borrower xx has been working at xx as an xx for 4 years 5 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6DX3H4VSVZB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Cash Out	83.389%	83.389%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	43.456%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019 Instrument# | Book/Page# xx . The chain of the assignment has been completed. There are two state tax liens active against the borrower prior to our subject mortgage in the amount of xx, in the favor of xx which was recorded on xx/xx/2013. Combined 1st half taxes for the year of 2020 have been paid on xx/xx/2021 in the amount of xx. Combined 2nd half taxes for the year of 2020 are due on xx/xx/2021 in the amount of xx. No prior year's delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 5.375%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 5.375%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx. As per comment dated xx/xx/2020, the reason for default is borrower income is impacted by Covid-19. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 1.152%. The APR threshold is 5.150% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.302%    Allowed: 5.150%    Over by: +1.152%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.302%    Allowed: 5.150%    Over by: +1.152%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 43.46%."xx"	* Missing or error on the Rate Lock Document (Lvl 1) "xx" * Required Documentation Missing or Incomplete (Lvl 1) "xx"	Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1YETZYS81DL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Cash Out	66.243%	66.243%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.738%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual Combined taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.500%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.250%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, the reason for default is borrower income is impacted by Covid-19.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "1. The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx"

2. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR(xx) is exceeded APOR (xx) by 0.208%. The APR threshold is 5.270% and the subject loan is escrowed one.

Qualified Mortgage safe harbor threshold: Fail Charged:5.478% Allowed:5.270% Over by: + 0.208%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are
marked as "xx""	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the revised loan estimate delivery date test (xx) due to revised loan estimate delivery date is less than seven business days before the consummation date. revised loan estimate dated xx/xx/2019 does not reflect a signature; therefore revised loan estimate method of delivery is marked as Mail and used date as xx/xx/2019. The document tracking disclosure was not located.

Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years.

2. This loan failed the initial closing disclosure delivery date test due to initial closing disclosure delivery date is less than six business days before the consummation date, or closing / settlement date. Initial CD dated xx/xx/2019 does not reflect a signature; therefore revised loan estimate method of delivery is marked as Mail and used date as xx/xx/2019. The document tracking disclosure was not located.

Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years.

3. Post Consummation Closing Disclosure dated xx/xx/2019 reflects the closing date as xx/xx/2019. However Post Consummation Closing Disclosure dated xx/xx/2019, which delivery date is more than 60 calendar days after the consummation date.

Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-priced mortgage loan test: Fail Charged: 5.478% Allowed: 5.270% over by: +0.208%"		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D9LECCYEH4D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.500%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	4.625%	xx	xx/xx/2012	Financial Hardship	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 in the amount of xx which was recorded on xx/xx/2008 with xx.
The chain of assignment has been completed. The current assignment is with "xx", which was recorded on xx/xx/2019.
There is no lien/judgment against the borrower/subject property.
Annual taxes have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 11 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.625%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of the loan is in Collection.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 11 months and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.625%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
As per collection comments review, borrower's intention is to keep the property. The subject property is in average condition. No damage has been noted. According to comment dated xx/xx/2020, borrower's income is impacted due to covid. Borrower stated that he has been impacted through job loss, a reduction of hours or temporary unemployment, and cannot make monthly payment. Deferral plan has been offered to the borrower.
The loan modification agreement was made on xx/xx/2012 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 4.625 % beginning from xx/xx/2012, till the maturity date of xx/xx/2052. The New Principal Balance stated in the modification is xx. The amount of xx is deferred and the interest bearing amount is xx.
Borrower Hana A. Malik had filed Bankruptcy under chapter-7 on xx/xx/2014 with the case# xx. The schedule D of a voluntary petition dated xx/xx/2014 shows the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The debtor was dismissed on xx/xx/2014 and case was terminated on xx/xx/2014.
No evidence of foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower Hana A. Malik had filed Bankruptcy under chapter-7 on xx/xx/2014 with the case# xx. The schedule D of a voluntary petition dated xx/xx/2014 shows the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The debtor was dismissed on xx/xx/2014 and case was terminated on xx/xx/2014.	The loan modification agreement was made on xx/xx/2012 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 4.625 % beginning from xx/xx/2012, till the maturity date of xx/xx/2052. The New Principal Balance stated in the modification is xx. The amount of xx is deferred and the interest bearing amount is xx.	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in IL state; however, required state disclosure are missing from the loan file below.
																																																																																								IL Collateral Protection Insurance Notice and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UFUWYOPPGTS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.700%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.000%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005, in the amount of xx with xx with Instrument# xx.
The chain of assignment has been completed; currently the assignment is with xx which is recorded on xx/xx/2020.
Active mortgages, liens and judgments are found against borrower and property is as follows:
1. There is a senior state tax lien against the borrower "xx" in the favor of xx" which was recorded prior to our mortgage origination on xx/xx/1997  ,in the amount of xx.
2.There is a credit card judgment against the borrower in the amount of xx in favor of xx, which was recorded on xx/xx/2011.
According to the payment history as of xx/xx/2021, the borrower is 11 months delinquent . The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020 The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The Loan current status is collection.
According to the payment history as of xx/xx/2021, the borrower is 11 months delinquent. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020 The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history tape data is in the amount of xx.
The loan modification agreement was made on xx/xx/2020  with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was xx beginning on xx/xx/2019 to maturity date xx/xx/2058. There is no deferred and there is no principal forgiven amount.
According to collection comment dated xx/xx/2021,the RFD is unemployment.
 The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2020 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was xx beginning on xx/xx/2019 to maturity date xx/xx/2058. There is no deferred and there is no principal forgiven amount.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CF70DK4CV1O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2016	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	11.300%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	94.282%	94.282%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/xx/2021, subject mortgage was originated on xx/xx/2006 with the lender "xx" in the amount of xx which is recorded on xx/xx/2006.
The chain of assignment is complete as the current assignment is with "xx".
Property taxes for the year of 2020 are paid in the amount xx.
No active judgments or liens have been found.	According to the tape data as of dated xx/xx/2021, the borrower is delinquent with the loan. The next due date is unavailable in tape data and the last payment was received on xx/xx/2016 in the amount of xx with the interest rate of 10.100%. The UPB reflected in the payment history is xx.	Collections Comments:The loan is in collections.
According to the tape data as of dated xx/xx/2021, the borrower is delinquent with the loan. The next due date is unavailable in tape data and the last payment was received on xx/xx/2016 in the amount of xx with the interest rate of 10.100%. The UPB reflected in the payment history is xx.
According to the PACER, the debtor has filed bankruptcy under chapter 7 with the case# xx on xx/xx/2012. xx which was filed on xx/xx/2020, the value of subject property is xx and amount of claim is xx. Hence, the unsecured amount is xx.
The creditor has filed POC on xx/xx/2012 with the secured claim amount of xx and arrears of xx.
The case was discharged on xx/xx/2012 and terminated on xx/xx/2012.
No foreclosure action has been found in the loan file.
No damage or repairs has been found on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor has filed bankruptcy under chapter 7 with the case# xx on xx/xx/2012. xx which was filed on xx/xx/2020, the value of subject property is xx and amount of claim is xx. Hence, the unsecured amount is xx.
The creditor has filed POC on xx/xx/2012 with the secured claim amount of xx and arrears of xx.
The case was discharged on xx/xx/2012 and terminated on xx/xx/2012.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"xx.tif"xx"	* Not all borrowers signed HUD (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Brokerage/Finder Fee Test:

Loan data is xx and comparison data is xx. Hence, the variance is +xx.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E4UBIKY583F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.840%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	105.262%	105.262%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	1.125%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2004 in the amount of xx which was recorded on xx/xx/2004 with xx.
The chain of assignment has been completed. The current assignment is with "xx", which was recorded on xx/xx/2020.
There is a senior mortgage in the amount of xx which was recorded on xx/xx/1994 and filed by xx.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2014 and filed by xx.
No delinquent taxes have been found for the prior years.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 4 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 1.125%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 15 months and the next due date for the regular payment is xx/xx/2019.  The last payment was received on xx/xx/2019 total in the amount of PITI xx which includes P&I xx with the rate of interest 7.650%, which was applied for the due date of xx/xx/2019.  The UPB reflected in the latest payment history is in the amount of xx.
As per collection comments review, borrower's intention is to keep the property. The subject property is in average condition. According to comment dated xx/xx/2020, the reason for default is curtailment of income. As per comment dated xx/xx/2021, borrower stated that she lost her job and waiting for approval for unemployment benefits.
As per the BPO report dated xx/xx/2021 (xx), the subject property is owner occupied and it is in average condition. Same report shows that the subject property had roof repairs. The estimated repair cost is xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments as of xx/xx/2021 do not provide any information regarding the damages and we don't have any latest BPO to verify the current condition of the property.
The loan modification agreement was made on xx/xx/2018 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 1.125 % beginning from xx/xx/2019, which will get change in 8 steps till the maturity date of xx/xx/2058. The New Principal Balance stated in the modification is xx. The amount of xx is deferred other than principal and the interest bearing amount is xx.
No evidence of foreclosure has been found.
No evidence of bankruptcy has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 1.125 % beginning from xx/xx/2019, which will get change in 8 steps till the maturity date of xx/xx/2058. The New Principal Balance stated in the modification is xx. The amount of xx is deferred other than principal and the interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Credit Report	xx	2: Acceptable with Warnings	* Annual Percentage Rate less than Stated Original Rate (Lvl 2) "xx"
* Application Missing (Lvl 2)     "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA rescission finance charge test.
TILA Rescission Finance Charge Test: Loan Data: xx Comparison Data: xx Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 8.916% Comparison Data: 10.455% Variance: -1.539%.
The annual percentage rate (xx) is 10.455%. The disclosed APR of 8.916% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CTN50I1D3MR	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2011	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.150%	360	xx/xx/1998	xx/xx/1998	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1998	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/1998 with the lender xx. Inc. in the amount of xx, which was recorded on xx/xx/1998 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual Combined taxes for the year of 2018 have been paid on xx/xx/2020 in the amount of xx.
Annual combined taxes for the year of 2019 have been delinquent on xx/xx/2020 in the amount of xx.
Annual combined taxes for the year of 2020 have been delinquent on xx/xx/2021 in the amount of xx. Both were good through on xx/xx/2021.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 122 months with the loan and the next due date for the regular payment is xx/xx/2011. As per tape data The last payment was received on xx/xx/2011 total in the amount of PITI xx which includes P&I xx with the rate of interest 12.150%, which was applied for the due date of xx/xx/2010. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is currently delinquent for 122 months with the loan and the next due date for the regular payment is xx/xx/2011. As per tape data The last payment was received on xx/xx/2011 total in the amount of PITI xx which includes P&I xx with the rate of interest 12.150%, which was applied for the due date of xx/xx/2010. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the vacant and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K8H3EROHGWV	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	67.857%	67.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	42.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual taxes for the year of 2020 have been paid in the amount of xx.
Annual school taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower was been delinquent for 11 months and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in payment plan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found.
The RFD is unemployment. The property is owner occupied. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The 3 months Fb plan was offered that began from xx/xx/2020 in the amount of xx, it was extended. No further detail have been found. The borrower xx has been working at xx as a xx for 17 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EN8DTY48VRU	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	69.401%	69.401%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender "xx" for the amount of xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.625%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.625%. The loan has not been modified since origination. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower has been impacted by covid-19 and the forbearance plan for 3 months began on xx/xx/2020 till xx/xx/2021. As per the comment dated xx/xx/2020, the borrower is unemployed. As per the comment dated xx/xx/2021, the forbearance plan has been extended for 3 months till xx/xx/2021. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2021, the forbearance plan has been extended for 1 month till xx/xx/2021. The subject property is unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at 24/7 xx as Driver Employee from 8 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees First Lien Test.

The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RJPPEIDJ513	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.990%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	61.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018. The current assignment is with the MERS as nominee for xx which was recorded on xx/xx/2021. Annual county taxes for the year of 2020 have been paid on xx/xx/2021 in the amount of xx. No prior years delinquent taxes have been found.	The latest 24 months of payment history is missing from the loan file; however, as per the seller's tape data as of date xx/xx/2021, the borrower is delinquent with the loan for 13 months and the next due date for the payment is xx/xx/2020. The last payment was received per tape data is xx/xx/2020. The UPB reflected in the tape is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in bankruptcy. The latest 24 months of payment history is missing from the loan file; however, as per the seller's tape data as of date xx/xx/2021, the borrower is delinquent with the loan for 13 months and the next due date for the payment is xx/xx/2020. The last payment was received per tape data is xx/xx/2020. The UPB reflected in the tape is in the amount of xx. As per the comment dated xx/xx/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for a one-month forbearance plan on xx/xx/2020. As per the comment dated xx/xx/2020, the borrower was approved for the 3 months of forbearance extension plan which was started from xx/xx/2020 to xx/xx/2020, and later it was extended from xx/xx/2021 to xx/xx/2021. As per the final 1003, the borrower xx is working in xx as an Engineer Technical/Advisor from 9 months. No modification, forbearance details are available in recent collections comments. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-7with case# xx on xx/xx/2021. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2021.	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* DTI > 60% (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Mortgage Riders incomplete / inaccurate (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XKU2OECKI8L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2018	xx/xx/2018	FHA	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There are two HOA liens active against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2020 and xx/xx/2021.
Annual combined taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.625%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.625%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per servicing comment dated xx/xx/2020, borrower's income has been reduced due to Covid-19. Forbearance plan was approved which was started from xx/xx/2020. However, no further details have been found.
The borrower xx has been working at xx as a xx for 36 months.
As per comment dated xx/xx/2021, reason for default is reduced income.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) xx."

2. This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (xx) before the settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.255%. The APR threshold is 5.480% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL     Charged: 5.735%      Allowed: 5.480%      Over by: +0.255%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required State Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Purchase Contract is missing (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL       Charged: 5.735%      Allowed: 5.480%      Over by: +0.255%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X6XTMVXJVX3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	xx	Unavailable	Unavailable	xx/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2018 with as MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with as MERS as nominee for xx. which was recorded on xx/xx/2018.
There is a UCC lien which were recorded on xx/xx/2020 in the favor of xx.
Annual school taxes for the year of 2020 have been paid in the amount of xx.
Annual county taxes for the year of 2020 have been paid in the amount of xx.
Annual utility charges for the year of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 7 months and the next payment is due for xx/xx/2020. The last payment details have been not mentioned. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in collections and next payment is due for xx/xx/2020. The last payment details have been not mentioned. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined.
As per the comments, the borrower's income was impacted by Covid. The FB plan was offered that began from xx/xx/2020 in the amount of xx.

The borrower xx has been working at xx as a xx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate mortgage with P&I of xx with the rate of interest 5.25000% and a maturity date of xx/xx/2049. The payment history does not reflect P&I and rate.
As per collection comment dated xx/xx/2020, the loan has been modified, the new UPB is xx with the new Payment is xx .as per collection comments, the modified terms for 480. However, this loan modification agreement is missing from the loan file.
Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx. Subject loan is a purchase, originated on xx/xx/2018 and the SOL is 1 year.

2. This loan failed the TILA APR test. The annual percentage rate (xx) is 5.743%. The disclosed APR of 5.384% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a purchase, originated on xx/xx/2018 and the SOL is 1 year.

3. This loan has points and fees that exceed the points and fees threshold. The loan amount is xx or more, and the transaction's total points and fees is xx, which exceeds 3 percent of the total loan amount of xx. Subject loan is a purchase, originated on xx/xx/2018 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
V1K2X5VN1LD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2014	xx	Primary	Yes	Yes	No	xx	xx	41.445%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2014 with the lender xx. in the amount of xx which was recorded on xx/xx/2014 with xx | xx#. The chain of assignment has been completed; the last assignment was with xx. which was recorded on xx/xx/2019. There are three judgments against the borrower xx in the favor of xx. for the total amount of xx which was recorded on xx/xx/2017, xx/xx/2017 and xx/xx/2019. School annual taxes for the year of 2020-2021 have been paid in the amount of xx. Combined annual taxes for the year of 2021 have been paid in the amount of xx. No prior year's delinquent taxes have been found.	As per the review of the payment history as of xx/xx/2021, the borrower is regular with his payments and the next payment is due for xx/xx/2021.The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the amount of xx. The P&I is in the amount of xx with an interest rate of 3.000%. As per the payment history the current UPB is in the amount of xx.	Collections Comments:The collection comments as of xx/xx/2021 shows that the borrower is current with the loan. The borrower is regular with his payments and the next payment is due for xx/xx/2021.The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the amount of xx. The P&I is in the amount of xx with an interest rate of 3.750%. As per the payment history the current UPB is in the amount of xx.
This Fixed modification agreement was made on xx/xx/2020.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
At time of origination Borrower is working in xx as Owner of xx for 2 months.
According to the collection comment dated xx/xx/2021, the subject property is owner occupied. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Fixed modification agreement was made between the borrower xx and the lender xx. on xx/xx/2020. The new modified principal balance is xx. The borrower promises to pay the monthly P&I of xx with an interest rate 3.000%; beginning from xx/xx/2021 till the maturity date is xx/xx/2058. The modification has Balloon provision and balloon payment amount is xx and the due on xx/xx/2058.	Affiliated Business Disclosure Good Faith Estimate HUD-1 Closing Statement Transmittal (xx)	xx	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Not all borrowers signed HUD (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine Borrower and Co-Borrower income due to Income documents missing from the loan files. Unable to calculate ATR"
* ComplianceEase TILA Test Failed (Lvl 2)     "Initial application date is xx/xx/2014 and Initial TILA date xx/xx/2014 more than 3 business days. Subject loan is a purchase, originated on xx/xx/2014 and the SOL is 1 year.

The initial TIL disclosure date is not later than the third business day (xx) after the creditor receives the consumer's written application; and The initial TIL disclosure date is not later than the seventh business day (xx) before consummation of the transaction.  Subject loan is a purchase, originated on xx/xx/2014 and the SOL is 1 year.

The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier.
																																																																																								Subject loan is a purchase, originated on xx/xx/2014 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JS6CQOXPA24	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.800%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	73.846%	73.846%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2008	xx	xx	5.000%	xx	xx/xx/2008	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with xx which was recorded on xx/xx/2007. The chain of assignment has been completed. Subject Mortgage is on first lien position. There is one hospital lien found on the subject property in the amount of xx this was recorded on xx/xx/2021.	As per payment history dated xx/xx/2021, the borrower is performing with loan for a month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Currently the loan is in collection.
As per payment history dated xx/xx/2021, the borrower is performing with loan for a month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current UPB reflected as per the payment history is in the amount of xx.
The loan modification agreement was made on xx/xx/2008 with a new principal balance of xx with fixed rate of 5.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2008 till the maturity date of xx/xx/2037.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2037.
No bankruptcy has been filed.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2008 with a new principal balance of xx with fixed rate of 5.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2008 till the maturity date of xx/xx/2037.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2037.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XSPD1HFPBEO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	76.119%	76.119%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.070%	xx	xx/xx/2021	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with xx. The chain of assignment has been completed. Currently the assignment is with xx; N.A. Subject Mortgage is on first lien position. There is one credit card judgment found on the subject property in the amount of xx this was recorded on xx/xx/2011.	As per payment history dated xx/xx/2021, the borrower is performing with loan for a month and the next due date for payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for due date xx/xx/2021. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Currently the loan is in collection.
As per payment history dated xx/xx/2021, the borrower is performing with loan for a month and the next due date for payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for due date xx/xx/2021. The current UPB reflected as per the payment history is in the amount of xx.
The loan modification agreement was made on xx/xx/2021 with a new principal balance of xx with fixed rate of 4.070%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2021 till the maturity date of xx/xx/2059.
No bankruptcy has been filed.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 with a new principal balance of xx with fixed rate of 4.070%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2021 till the maturity date of xx/xx/2059.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx; however, it is over by xx. Borrower to be refunded xx overcharged fee to cure.
Fees Included-
Loan Discount Fee xx
Appraisal Fee xx
Mortgage Broker Fee (xx) xx
Settlement / Closing / Escrow Fee xx
Title Insurance xx
Assignment Endorsement Fee xx.
Per statute, the SOL of 4 years has expired.

State of Texas Guaranty Fee xx
Tax Deletion xx
Recording Fee xx
Tax Certificate xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JRJO516IFY0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.839%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	5.125%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 with lender xx.
There is junior mortgage in the favor of xx, recorded on xx/xx/2007 in the amount of xx.
Combined 1st and 2nd installments tax for the year of 2020/2021
According to the payment history as of xx/xx/2021 the last payment date was xx/xx/2021 the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection.
According to the payment history as of  xx/xx/2021 the last payment date was xx/xx/2021 the payment applied date was  xx/xx/2019 and the next due date for payment is xx/xx/2019.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of  xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx and Lender Shell point Mortgage Servicing on xx/xx/2018. As per the modified term, the new principal balance is xx . The borrower promises to pay xx monthly with a modified interest rate of 5.125% beginning from xx/xx/2018 with a maturity date of xx/xx/2058.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4F85HHD7SPZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	No	TitleIssue	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,561.67	Unavailable	5.750%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	79.333%	79.333%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with as MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with as xx which was recorded on xx/xx/2021.
There is a junior mortgage which was recorded on xx/xx/2021 in the favor of xx in the amount of xx.
There is a municipal lien in the amount of xx which was recorded on xx/xx/2019 in the favor of xx. The address is not matching.
1st installment taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2020. There is a title issue. There are 2 senior mortgages in the amount of xx and the other in the amount of xx. No comments have been found stating the title issue been resolved.
 No records for bankruptcy have been found. The RFD is curtailment of income. The property is owner occupied. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The 3 months FB plan was offered. No further details have been found.

Foreclosure Comments:
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2020. There is a title issue. There are 2 senior mortgages in the amount of xx and the other in the amount of xx. No comments have been found stating the title issue been resolved.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Operative index value is unable to confirm (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DEYBUAS68N5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$10,371.09	Unavailable	5.625%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	Unavailable	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	28.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with as MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with as xx which was recorded on xx/xx/2020.
No active judgments or liens have been found.
1st and 2nd installment county taxes for the year of 2020 have been paid in the amount of xx.
1st and 2nd installment taxes for the year of 2019 have been due in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 15 months and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in foreclosure and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2020. The title was ordered. No details have been found. As per the comment dated xx/xx/2021, the motion to set sale was completed on xx/xx/2021. The sale was scheduled for xx/xx/2021. As per the comment dated xx/xx/2021, the borrower tries to sell the part of the land. No further details have been found.
As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The Fb plan was offered.
No further details have been found.

Foreclosure Comments:As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2020. The title was ordered. No details have been found. As per the comment dated xx/xx/2021, the motion to set sale was completed on xx/xx/2021. The sale was scheduled for xx/xx/2021.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (xx) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59CKM69HP9Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2020	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	Unavailable	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.815%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx, as trustee for xx trust recorded on xx/xx/2021.
The subject mortgage is at second lien position as there is Municipal lien against the subject property in the favor of xx for the amount of xx recorded on xx/xx/2014.
There are 4 senior civil judgments against the borrower in the multiple favors for the total amount of xx recorded on different dates.
There is IRS lien against the borrower in the favor of xx for the total amount of xx recorded on xx/xx/2015.
There are 2 credit card judgments against the borrower in the multiple favors for the total amount of xx recorded on xx/xx/2017 and xx/xx/2017.
There are 10 state tax liens against the borrower in the multiple favors for the total amount of xx recorded on different dates.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 14 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.125%.	Collections Comments:The loan is currently in the foreclosure and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.125%. As per the comment dated xx/xx/2021, the mod documents being generated. As per the comment dated xx/xx/2020, the foreclosure was initiated in 2020 and the file was referred to attorney on xx/xx/2020. As per the comment dated xx/xx/2020, the foreclosure was placed on hold due to loss mitigation and the hold is ended on xx/xx/2021. As per the comment dated xx/xx/2021, the re-projected step NOD was filed on xx/xx/2021. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower has been impacted by covid-19. As per the comment dated xx/xx/2020, the borrower is unemployed. As per the comment dated xx/xx/2020, the forbearance plan began on xx/xx/2020. As per the comment dated xx/xx/2021, the borrower's income has been reduced due to covid-19 pandemic. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2021, the subject property is owner occupied. As per the comment dated xx/xx/2020, the subject property is located in xx. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is unemployed.

Foreclosure Comments:As per the comment dated xx/xx/2020, the foreclosure was initiated in 2020 and the file was referred to attorney on xx/xx/2020. As per the comment dated xx/xx/2020, the foreclosure was placed on hold due to loss mitigation and the hold is ended on xx/xx/2021. As per the comment dated xx/xx/2021, the re-projected step NOD was filed on xx/xx/2021.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (xx) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Missing credit report (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HAW1V1WUNND	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,168.96	Unavailable	5.125%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	4.830%	xx	xx/xx/2019	Financial Hardship	As per review of updated title report dated xx/xx/2021, subject mortgage was originated on xx/xx/2007 with the lender "xx" in the amount of xx which is recorded on xx/xx/2007.
The chain of assignment is complete as the current assignment is with "xx".
There is one junior Mortgage on the subject property originated on xx/xx/2007 with "xx" in the amount xx which was recorded on xx/xx/2007.
According to the payment history as of dated xx/xx/2021, the borrower is 5 months delinquent with the loan. The next due date is xx/xx/2021 and the last payment was received on xx/xx/2021 in the amount of xx with the interest rate of 4.830% and xx, which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is xx.	Collections Comments:The loan is in collections.
According to the payment history as of dated xx/xx/2021, the borrower is 5 months delinquent with the loan. The next due date is xx/xx/2021 and the last payment was received on xx/xx/2021 in the amount of xx with the interest rate of 4.830% and xx, which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is xx.
The foreclosure action has been initiated in the loan file. As per document located at "xx" the referral date is xx/xx/2014. As per document located at "xx" the complaint has been filed. No further information has been available regarding foreclosure.
According to the servicing comments dated xx/xx/2020, the reason for default is curtailment of income as the borrower is impacted due to covid-19 pandemic.
Reason for default is unable to determine.
No bankruptcy action has been found in the loan file.
No damage or repairs has been found on the subject property.
Foreclosure Comments:The foreclosure action has been initiated in the loan file. As per document located at "xx" the referral date is xx/xx/2014. As per document located at "xx" the complaint has been filed. No further information has been available regarding foreclosure.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made on xx/xx/2018. New modification interest rate is 4.830% and borrower has promised to pay P&I in the amount xx began on xx/xx/2019. The new principal balance is xx, in which an interest bearing amount is xx and deferred amount is xx. The last modified payment will be due on xx/xx/2047.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test:
Loan data is 0.000% and comparison data is 2.916%. Hence, the variance is -2.916%.
The annual percentage rate (xx) is 2.916%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. However, below required state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* TIL transaction date missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62N1E6PTKLG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$4,375.00	xx	6.000%	480	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	73.099%	73.099%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	18.355%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	2.000%	xx	xx/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 with lender XXXX
The review of the updated title report dated xx/xx/2021; there are two IRS liens 1st is  in the favor of xx recorded on xx/xx/2012 in the amount of xx, 2nd is in the favor of xx recorded on xx/xx/2019 in the amount of xx.
The review of the updated title report dated xx/xx/2021; there are two State tax liens 1st is in the favor of xx recorded on xx/xx/2013 in the amount of xx and 2nd s in the favor of xx recorded on xx/xx/2018 in the amount of xx.
Combined 1st tax of 2021 has been paid on xx/xx/2021 in the amount of xx and 2nd tax is due on xx/xx/2021 in the amount of xx. School 1st and 2nd tax of 2021 has been paid on xx/xx/2020 and xx/xx/2021 in the amount of xx.
Village annual tax of 2021 has been paid on xx/xx/2021 in the amount of xx.

According to the payment history as of xx/xx/2021 the last payment date was xx/xx/2021 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. The Reason for default is curtailment of income.
According to the payment history as of  xx/xx/2021 the last payment date was xx/xx/2021 the payment applied date was  xx/xx/2020 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of  xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx bankruptcy under chapter-13 with the case # xx on xx/xx/2018.The last filing date was xx/xx/2019. The plan was dismissed on xx/xx/2019 and terminated on xx/xx/2019.	This modification agreement was made xx and Lender on xx/xx/2013. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.00% beginning from xx/xx/2012 with a maturity date of xx/xx/2032.

Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.

This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: Result: FAIL; Loan Data:  5.000% ; Comparison Data:  2.000%; Variance: +3.000%.

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL ; Loan Data: 0.000%; comparison Data:  6.058%  Variance: -6.058%.

This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) )
The annual percentage rate (xx) is 6.058%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2148WDFN5P8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	72.682%	72.682%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 in the favor of xx for the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is with xx, NA.
There is junior mortgage against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
There are three state tax liens against the borrower in the favor of xx in the amount of xx which was recorded on different dates.
There are hospital liens against the borrower in the amount of xx which was recorded on different dates.
There are civil judgments against the borrower in the amount of xx which was recorded on different dates.
There are credit card judgments against the borrower in he amount of xx which was recorded on different dates.
1st and 2nd installments of combined taxes for year 2021 have been paid off in the amount of xx.
3rd and 4th installments of combined taxes for year 2020 have been paid off in the amount of xx.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 09 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.000% and P&I is xx.	Collections Comments:According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 09 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.000% and P&I is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Unavailable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3OAQ7USROWL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	73.846%	73.846%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	2.500%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx for the amount of xx.
There is junior mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx finance corporation II for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx as trustee for xx asset trust recorded on xx/xx/2021.
The subject mortgage is at lower lien position as there are five municipal liens against the subject property in the favor of  xx for the total amount of xx recorded on xx/xx/2000, xx/xx/2001, xx/xx/2002, xx/xx/2003 and xx/xx/2004.
First, second, third and fourth installments of county taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2020, xx on xx/xx/2020, xx on xx/xx/2021 and xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 5 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.500%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.500%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 2.500% beginning on xx/xx/2019 till maturity date of xx/xx/2059. As per the document located on "xx", the foreclosure was initiated. As per the comment dated xx/xx/2019, the foreclosure has been dismissed and the foreclosure has been closed. However, the loan has been modified on xx/xx/2019. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the subject property is located in FEMA disaster moratorium declared on xx/xx/2020 for coronavirus diseases 2019 pandemic starting on xx/xx/2020 and the comment dated xx/xx/2020, the FEMA moratorium has been expired. As per the comment dated xx/xx/2021, the borrower has been impacted by covid-19. As per the comment dated xx/xx/2021, the reason for default is illness of the borrower. As per the comment dated xx/xx/2021, the subject property is owner occupied. According to BPO report (xx) dated xx/xx/2020, the subject property had damages due to roof, paint and siding/trim. The property needed repairs in the amount of xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don't have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Foreclosure Comments:As per the document located on "xx", the foreclosure was initiated. As per the comment dated xx/xx/2019, the foreclosure has been dismissed and the foreclosure has been closed.  However, the loan has been modified on xx/xx/2019.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 2.500% beginning on xx/xx/2019 till maturity date of xx/xx/2059.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. Mortgage Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower's Interest Requirement"
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NUGKWM2X6WW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2017	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	42.218%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2017 with xx.
Chain if assignment has been completed. Currently, the mortgage is with xx.
There are 2 judgments in the total amount of xx which were recorded on different dates.
There is a state tax lien in the amount of xx which was recorded on xx/xx/2018 in the favor of xx.
1st and 2nd installment taxes for the year of 2019 have been paid in the amount of xx.
1st installment taxes for the year of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The UPB is xx. The current P&I is xx and PITI is xx.	Collections Comments:The present status of the loan and the next due date of regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by Covid. The borrower xx has been working at xx:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* Credit report incomplete (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* ROR not hand dated by borrower(s) (Lvl 3)     "xx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR. There are no supportive documents for Income and Assets in the loan file to determine borrower's ATR."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4TOHPQW1TEE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	47.385%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2018 with xx.
Chain if assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
The taxes information is not mentioned.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The UPB is xx. The current P&I is xx and PITI is xx.	Collections Comments:The present status of the loan and the next due date of regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The RFD is unable to be determined. As per the comment dated xx/xx/2020, the borrower was laid off the work due to Covid. The FB was offered. It was extended. No further details have been found.
 The borrower xx has been working at xx as a xx for 9 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure Missing DU/GUS/AUS Origination Appraisal Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 4.100%. The APR threshold is 6.090% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 10.190%    Allowed: 6.090%    Over by: +1.100%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 10.190%      Allowed: 6.090%     Over by: +4.100%"
																																																																																								* Missing flood cert (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LX1GB7254GH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.012%	181	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	47.643%	47.643%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2010	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.705%	xx	xx/xx/2020	Financial Hardship	Review of updated title report as of xx/xx/2021 reveals that-

1. The subject mortgage was originated on xx/xx/2010 by "xx" for the amount of xx and it was recorded on xx/xx/2010.

2. The chain of assignment is complete as the subject mortgage is currently assigned to "xx".

3. No active judgments or liens have been found.

4. Annual county taxes for the year 2020 have been paid on xx/xx/2021.	Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 1 month and the next due for the regular payment is xx/xx/2021. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 1 month and the next due for the regular payment is xx/xx/2021. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of date is in the amount of xx.

According to PACER Report, Brenda NMN Peake (xx) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. Schedule-D in voluntary petition shows creditor's claim in the amount of xx out of which xx is secured by collateral and thus, the unsecured portion is in the amount of xx. POC was filed on xx/xx/2020 with the secured claim in the amount of xx and with the arrearage of xx. Chapter 13 plan was filed on xx/xx/2019 and was confirmed on xx/xx/2020. This confirmed plan was modified on xx/xx/2020. The modified plan was confirmed on xx/xx/2020. No more evidences are available regarding current bankruptcy status.

According to servicing comments, the foreclosure of the subject property has begun. The foreclosure was referred to attorney and the foreclosure complaint was filed on xx/xx/2019. The foreclosure final judgment was entered on xx/xx/2019. The foreclosure sale was scheduled for xx/xx/2020. However, the foreclosure has been put on hold due to bankruptcy filing by the borrower on xx/xx/2019.
Foreclosure Comments:According to servicing comments, the foreclosure of the subject property has begun. The foreclosure was referred to attorney and the foreclosure complaint was filed on xx/xx/2019. The foreclosure final judgment was entered on xx/xx/2019. The foreclosure sale was scheduled for xx/xx/2020. However, the foreclosure has been put on hold due to bankruptcy filing by the borrower on xx/xx/2019.
Bankruptcy Comments:According to PACER Report, Brenda NMN Peake (xx) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. Schedule-D in voluntary petition shows creditor's claim in the amount of xx out of which xx is secured by collateral and thus, the unsecured portion is in the amount of xx. POC was filed on xx/xx/2020 with the secured claim in the amount of xx and with the arrearage of xx. Chapter 13 plan was filed on xx/xx/2019 and was confirmed on xx/xx/2020. This confirmed plan was modified on xx/xx/2020. The modified plan was confirmed on xx/xx/2020. No more evidences are available regarding current bankruptcy status.	The loan was modified on xx/xx/2020 with the step amortization and with the new principal balance of xx. The borrower has agreed to pay the initial step P&I of xx with the interest rate of 7.705% beginning from xx/xx/2020 till xx/xx/2025. Thereafter, the interest rate would increase to 8.705% and this rate would remain constant for the 1 year. On xx/xx/2026 the interest rate would again change. The borrower would be required to make monthly P&I of xx with the interest rate of 9.584% beginning from xx/xx/2026 till the new maturity date of xx/xx/2060.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Lost Note Affidavit (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OH5VADQ2ZED	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2018	Not Applicable	No	Defect in Process	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.560%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	85.266%	85.266%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 with xx. in amount xx which was recorded on xx/xx/2009.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Property taxes of 2021 are paid on xx/xx/2020 in the amount of xx.
According to the payment history as of dated xx/xx/2021, the borrower has been delinquent since last 37 months. The next due date is xx/xx/2018 and the last payment was received on xx/xx/2018 in the amount xx which was applied for the due date of xx/xx/2018. The UPB reflected in the payment history is xx	Collections Comments:Loan is in foreclosure and the borrower has been delinquent since last 37 months.
The next due date is xx/xx/2018 and the last payment was received on xx/xx/2018 in the amount xx which was applied for the due date of xx/xx/2018. The UPB reflected in the payment history is xx
RFD per comment dated xx/xx/2018 is fixed income and excessive obligations.
No evidence of impact on borrower's income due to covid 19  was found.
According to servicing comments as of xx/xx/2021, the FC action was initiated on xx/xx/2019.  Foreclosure action was later put on hold due to notice of intent letter related issue on xx/xx/2020. No further FC action was found. No schdule sale date was found.
Foreclosure Comments:According to servicing comments as of xx/xx/2021, the FC action was initiated on xx/xx/2019.  Foreclosure action was later put on hold due to notice of intent letter related issue on xx/xx/2020. No further FC action was found. No schedule sale date was found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(xx): MD Credit Regulations Covered Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9XF1DA7CPR0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Bankruptcy Filing	Chapter 13	xx	xx	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Refinance	97.871%	101.793%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	xx/xx/2013	xx	Not Applicable	4.125%	xx	xx/xx/2013	Financial Hardship	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009, in the amount of xx with xx.
The chain of assignment has been completed currently the assignment is with the xx.
There is a mortgage in the amount of xx originated on xx/xx/2007 in favor of xx which is recorded on xx/xx/2007 with instrument# xx. This mortgage is subordinated to subject mortgage. The subordination agreement was recorded on xx/xx/2009.
There is another junior mortgage in the amount of xx in favor of xx for xx which was recorded on xx/xx/2013 with instrument# xx.
Property taxes of 2021 are due on xx/xx/2021 in the amount of xx
According to the payment history as of xx/xx/2021, the borrower is 36 months delinquent with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected per tape data is in the amount of xx.	Collections Comments:Loan is in bankruptcy and borrower has been delinquent since xx/xx/2018 payment. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2018.
 Collection comment dated xx/xx/2021 indicates Covid impact/ Curtailment of income. No other information about Covid impact was found in the collection comments.
As per collection comment dated xx/xx/2019, the RFD is illness of family member.
The borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with case number #xx and plan filed on xx/xx/2020 was confirmed on xx/xx/2020.

Foreclosure Comments:The foreclosure was initiated and file was referred to attorney on xx/xx/2019. However, the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 on xx/xx/2019. No further details have been found.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with case number #xx and plan filed on xx/xx/2020 was confirmed on xx/xx/2020. The POC amount was xx and arrearage amount was xx. As per confirmed plan, the debtor will pay xx per month for 55 months to creditor, xx	The loan modification agreement was made on xx/xx/2013 with the new modified principal balance xx. This UPB xx to be paid with interest at the rate of 4.125% and the modified P&I xx beginning from xx/xx/2013. The new maturity date is xx/xx/2042.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SZ0I1CGKYRO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.500%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Purchase	98.444%	98.444%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	38.557%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	3.833%	xx	xx/xx/2018	Financial Hardship	According to the updated tittle report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 with the lender xx which was recorded on xx/xx/2008.
Chain of assignment has been completed. Last assignment is with the "xx".
There are 5 junior judgment liens against the borrower and subject property in the different favor of for the total amount of xx which was recorded on different dates.
There are 6 water sewer liens against the subject property in the favor of xx for the total amount of xx which was recorded on different dates.
First and second county instalment taxes for the year of 2019 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent from 21 months and the next due date is xx/xx/2019. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 3.833%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the foreclosure.
According to the payment history as of xx/xx/2021, the borrower is delinquent from 21 months and the next due date is xx/xx/2019. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 3.833%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2018 between the borrower and the lender. As per the modified terms, the new principal balance is 171,693.29. The loan was modified in 04 steps. The borrower has promised to pay in the amount of xx with an interest rate of 3.8333% beginning from xx/xx/2018. The new maturity date is xx/xx/2053.
As per the comment dated xx/xx/2020, the foreclosure was initiated in 2020 and the file was referred to an attorney on xx/xx/2020. No further details have been found regarding foreclosure.
The borrower xx had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2015. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2019.
As per the comment dated xx/xx/2020, the borrower is making necessary adjustment to close the business. The comment dated xx/xx/2021 shows the covid-19 streamline modification notes. No further details have been found regarding covid-19.
As per the BPO report dated xx/xx/2020 which is located at "xx", the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:As per the comment dated xx/xx/2020, the foreclosure was initiated in 2020 and the file was referred to an attorney on xx/xx/2020. No further details have been found regarding foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2015. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2019.	The loan was modified on xx/xx/2018 between the borrower and the lender. As per the modified terms, the new principal balance is 171,693.29. The loan was modified in 04 steps. The borrower has promised to pay in the amount of xx with an interest rate of 3.8333% beginning from xx/xx/2018. The new maturity date is xx/xx/2053.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan. However, the MI certificate is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal Representation Disc
7. losure
8. Non-Prime HUD Contact Disclosure
9. Non-Prime Notice of Loan Terms Disclosure
10. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CLOCB30GKLM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.500%	360	xx/xx/2007	xx/xx/2007	FHA	Fixed	Purchase	94.073%	94.073%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	29.637%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.688%	xx	xx/xx/2020	Financial Hardship	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2007 for the amount of xx.
The chain of the assignment has been completed.
The subject mortgage is at first lien position. There are total four active junior IRS liens against the borrower for the total amount of xx which is held by Department of Revenue and it was recorded on different dates.
There is an active junior judgment against the borrower for the amount of xx which is held by xx and it was recorded on xx/xx/2018.
No prior years delinquent taxes have been found.
The payment history as of xx/xx/2021 shows that the borrower has been delinquent with the loan from 31 months and the next due date for the payment is xx/xx/2018. The last payment was received in the amount of xx on xx/xx/2020. The UPB is xx.	Collections Comments:The current status of the loan is collection and the next due date for the payment is xx/xx/2018. The last payment was received in the amount of xx on xx/xx/2020. The UPB is xx.
The comment dated xx/xx/2020 shows that the reason for default is curtailment of income and the forbearance plan has been activated on xx/xx/2021 through CARES act.
According to PACER report the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2011. The POC deadline was xx/xx/2011 however the actual POC was filed on xx/xx/2013. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.
The foreclosure was initiated in this loan in 2019 and the complaint was filed with case#xx on xx/xx/2019. The default judgment was entered on xx/xx/2019. The foreclosure sale is scheduled for xx/xx/2020. The foreclosure was placed on hold for loss mitigation and the loan was modified on xx/xx/2020.

The loan modification agreement was made between the borrower and lender on xx/xx/2018. As per modification the new principal balance is in the amount of xx and in addition to this the lender has agreed to forgive xx. The borrower promises to pay monthly payment in the amount of xx with the rate of interest 3.875%. This modification has total 2 steps. The payment had begun from xx/xx/2018 that is to be ended with a maturity date of xx/xx/2056.
There is also another proposed modification dated xx/xx/2020 and executed by the borrower which is located at "xx"

Foreclosure Comments:The foreclosure was initiated in this loan in 2019 and the complaint was filed with case#xx on xx/xx/2019. The default judgment was entered on xx/xx/2019. The foreclosure sale is scheduled for xx/xx/2020. The foreclosure was placed on hold for loss mitigation and the loan was modified on xx/xx/2020.

Bankruptcy Comments:According to PACER report the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2011. The POC deadline was xx/xx/2011 however the actual POC was filed on xx/xx/2013. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.	The loan was modified on xx/xx/2020 with new principal balance of xx in addition amount of xx has been forgiven. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 3.688% beginning from xx/xx/2020 to the maturity date of xx/xx/2060.
There is prior modification available in the loan file which is located at "xx"

Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BBAAJ4HD8HT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2019	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	38.289%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.029%	xx	xx/xx/2017	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 with xx. The chain of assignment has been completed.
The current taxes due is xx.
No prior years delinquent taxes have been found pending.	The payment history dated xx/xx/2021 shows that the borrower is delinquent for 28 Months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.	Collections Comments:The payment history dated xx/xx/2021 shows that the borrower is delinquent for 28 Months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.
As per comment dated xx/xx/2019 states that foreclosure was referred to attorney on xx/xx/2019. Further there is no more information found related to foreclosure action in latest 24 months of comment history.

Foreclosure Comments:As per comment dated xx/xx/2019 states that foreclosure was referred to attorney on xx/xx/2019. Further there is no more information found related to foreclosure action in latest 24 months of comment history.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx to the step modification and the rate was starting from 4.029% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2017 with a new maturity date of xx/xx/2060.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZBFS7KRSETC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Refinance	111.829%	111.829%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2011	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	35.176%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.125%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011, in the amount of xx with xx

The chain of assignment has been completed.

No active judgments or liens found.

1st and 2nd installment Town taxes of 2021 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is currently delinquent for 26 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.

According to payment history as of xx/xx/2021, the borrower is currently delinquent for 26 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of xx.

This modification agreement was made between Lender and borrower on xx/xx/2017.  As per the modified term, the new principal balance is xx and deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.125% beginning from xx/xx/2017 with a maturity date of xx/xx/2057. The modification does not have a Balloon provision. The loan was modified twice since origination.

Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.

The foreclosure was initiated in the loan by filing referring to attorney on xx/xx/2021. As per comment dated xx/xx/2021, the foreclosure due to transfer review has been ended. No further details have been found.

As per latest BPO dated xx/xx/2021, the subject property is owner occupied and is in average condition and the as-is price is quoted as xx.

As per servicing comment unable to determine the reason for default.

No comments pertaining damage to the property were observed.
Foreclosure Comments:The foreclosure was initiated in the loan by filing referring to attorney on xx/xx/2021. As per comment dated xx/xx/2021, the foreclosure due to transfer review has been ended. No further details have been found.
Bankruptcy Comments: Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.	This modification agreement was made between Lender and borrower on xx/xx/2017. As per the modified term, the new principal balance is xx and deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.125% beginning from xx/xx/2017 with a maturity date of xx/xx/2057. The modification does not have a Balloon provision. The loan was modified twice since origination.	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* TIL not hand dated (Lvl 2) "xx"										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JV4IMUUUWUU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	No	Court Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.999%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	76.201%	76.201%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.072%	xx	xx/xx/2018	Financial Hardship	Review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 with the borrower xx and lender xx. which was recorded on xx/xx/2008. The chain of assignment is incomplete as the assignment from "xx" to "xx" is missing from the updated title report. The assignment of mortgage is currently with the "xx". There is an active junior mortgage in the amount of xx which was recorded on xx/xx/2008 in favour of xx No active lien and judgment have been found on the updated title report. 3rd installment of combined tax for the year of 2020-21 has been paid on xx/xx/2020 in the amount of xx. 2nd installment of combined tax for the year of 2020-21 has been paid on xx/xx/2020 in the amount of xx. 3rd installment of combined tax for the year of 2020-21 has been paid on xx/xx/2021 in the amount of xx. 4th installment of combined tax for the year of 2020-21 has been paid on xx/xx/2021 in the amount of xx.	Review of the latest 24 months payment history shows that the borrower has been delinquent for 21 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the month of xx/xx/2019. The next due date is xx/xx/2019. The current interest rate is 6.072% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments states that the borrower has been delinquent for 21 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the month of xx/xx/2019. The next due date is xx/xx/2019. The current interest rate is 6.072% and as per the payment history current UPB is in the amount of xx. Loan Modification agreement was made between borrower and lender on xx/xx/2018. The new modified interest rate is 6.072% and P&I is xx which will change periodically which began on xx/xx/2018. The servicer has agreed to forgive the amount of xx. Therefore the new modified principal balance is in the amount of xx. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2058. The reason for modification is financial hardship. As per comment dated xx/xx/2020 the borrower stated that they have excessive obligation due to family members have been impacted by the COVID-19. As per comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated on the subject property and file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2020 the foreclosure file was placed on hold due to court delay. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2018. The new modified interest rate is 6.072% and P&I is xx which will change periodically which began on xx/xx/2018. The servicer has agreed to forgive the amount of xx. Therefore the new modified principal balance is in the amount of xx. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2058. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to Vermont Mortgage Lender License Prohibited Fees Test is failed. Vermont Mortgage Lender License Prohibited Fees Test shows Loan Data xx, Comparison Data xx and Variance +xx. The Vermont statutes provide that only those fees expressly permitted may be charged."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Vermont Mortgage Lender License Prohibited Fees Test. Vermont Mortgage Lender License Prohibited Fees Test shows Loan Data xx, Comparison Data xx and Variance +xx. The Vermont statutes provide that only those fees expressly permitted may be charged."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JUM6W02I0QP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.470%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	51.045%	51.045%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.	Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +13 months and the next due for regular payment is xx/xx/2020.The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per updated payment history as of xx/xx/2021, the loan is currently in delinquency for +13 months and the next due for regular payment is xx/xx/2020.The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.It shows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was not offered any resolution plan by servicer.No information available related to foreclosure and bankruptcy in latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as ComplianceEase state regulations test failed as this loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed as this loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HMA3U19570I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.812%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx with lender is xx with Instr | xx# is xx

The chain of assignment has been completed .The last assignment is with xx

No Active liens and judgment.

The annual city county taxes of 2020 have been paid in the amount of xx.
As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 10 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.810%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 10 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.810%. The current UPB reflected as per the payment history is in the amount of xx.

As per tape data and servicing comment, the reason for default is borrower's income is impacted by covid-19.
As per tape data and servicing comment, the borrower's income is impacted by covid-19.The borrower requested for covid-19 forbearance assistance. The forbearance plan starts on xx/xx/2020.The subject property has been occupied by owner. The borrower's intention is to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following disclosures are missing from the loan file.

1. Notice to Cosigner
2. Title Attorney Disclosure
3. Choice of Insurance Notice
4. Withholding Tax Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8DV2CWKZE7X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.010%	181	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	43.729%	43.729%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	10.010%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 in the favor xxfinancial,Inc. for the amount of xx recorded on xx/xx/2009 with inst| xx no# xx

The chain of assignment has not been completed.
There is an active Judgment against subject property in the total amount of xx held by xx recorded on xx/xx/2009.
There is an active Judgment against subject property in the total amount of xx held by xx recorded on xx/xx/2019.
There are three active State Tax Liens or Warrants against subject property in the total amount of xx held by xx, Collector of Taxes for the Town of xx recorded on xx/xx/2016, xx/xx/2019 and xx/xx/2020.

The property taxes for the year of 2020 has been paid.	Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 8 months. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx with rate of 10.010% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.	Collections Comments:As per comments the loan is in collections. Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 8 months. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx with rate of 10.010% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.

The comment on xx/xx/2020 shows, the borrower has been affected due to Covid-19. No further information is available regarding this.

No evidence of any property damage has been found.

No evidence of bankruptcy filing has been found

No evidence of foreclosure action against subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx. The borrower had promised to pay P&I payment in the amount of xx with the rate of 10.010% started from xx/xx/2019. The Maturity of this agreement is xx/xx/2033.	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home not affixed to the land. As per latest appraisal report located at "xx Uniform Residential Appraisal_XX/XX/XXXX", the subject property is manufactured home. This VIN no is not available in the legal of mortgage. The affixation affidavit is not available in the loan file."	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for ME Title 9-A Subprime Mortgage Loan DTI Provided Test & ME Title 9-A Subprime Mortgage Loan Documentation Type Test.
1. Subprime mortgage loan DTI provided test.
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any subprime mortgage loan.
2. Subprime mortgage loan documentation type test due to one of the following findings.
The loan is a subprime mortgage loan and the document type of the loan is "xx" "No Asset or Income
Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance."
																																																																																								* Missing credit report (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9PEJM8W9NR3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Refinance	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2004 and it was recorded on xx/xx/2004 in the amount of xx in favor of xx.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of county tax for 2021 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx is due.	Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +13 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx	Collections Comments:No evidences have been found regarding property damages/repairs. The property is in average condition.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +13 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test.The loan failed the prohibited fees test due to one of the following findings:The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(xx))The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (xx)
This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) ) The annual percentage rate (xx) is 3.917%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F9Z521MGP1M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx, with xx, recorded with the Instrument/ Book/Page#xx

The Chain of assignment has been completed. The last assignment is with xx*Trade
Bank.

Active mortgages, liens and judgments are found against borrower and property is as follows:

1. There is a junior mortgage active against property in the favor of "xx", which was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with Instrument/Book/Page#xx	According to the payment history as of xx/xx/2021, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2020, the applied date was xx/xx/2020and the next due date for payment is xx/xx/2020.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.The borrower has been making payment as per ARM change notice which is located in loan file at location "xx".	Collections Comments:The Loan current status is collection.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2020, the applied date was xx/xx/2020and the next due date for payment is xx/xx/2020.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.The borrower has been making payment as per ARM change notice which is located in loan file at location "xx".
As per comment dated xx/xx/2020, the RFD is curtailment of income.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) ""This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
A980NBWN94R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	89.000%	89.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	4.500%	xx	xx/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 and which was recorded on xx/xx/2006 with the instrument #xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
County annual tax for the year 2020 is due in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income due to Covid-19.
As per the BPO report dated xx/xx/2021 and located at "xx", the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2012 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 4.50% beginning from xx/xx/2012 till the maturity date of xx/xx/2037. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZS1U4QEFOO8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.260%	181	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	39.851%	39.851%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	11.260%	xx	xx/xx/2020	Financial Hardship	As per updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2005 in favor of xx recorded on xx/xx/2005.
The chain of assignment has been completed.
No active judgments or liens have been found.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with loan. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 11.260%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2021 reflects the UPB in the amount of xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with loan. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 11.260%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2021 reflects the UPB in the amount of xx.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2020 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 11.26% and the modified P&I was xx beginning on xx/xx/2020. The step rate was in 2 steps ending at rate 12.260% and P&I will be xx applicable from xx/xx/2025 to maturity date xx/xx/2038.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LIVDGL7DAOD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	63.333%	63.333%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	38.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 and which was recorded on xx/xx/2009 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
County annual tax for the year 2020 has been paid in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 22 months. As per the tape data as of xx/xx/2021, the last payment was received on xx/xx/2019 which was applied to xx/xx/2019. The next due date for payment is xx/xx/2019. The P&I is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 22 months. As per the tape data as of xx/xx/2021, the last payment was received on xx/xx/2019 which was applied to xx/xx/2019. The next due date for payment is xx/xx/2019. The P&I is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx. As per the comment dated xx/xx/2020, the reason for default is curtailment of income. As per the BPO report dated xx/xx/2021 and located at "xx", the subject property occupancy condition is vacant. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL xx xx -xx This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VQNDZWLJ3QM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.990%	240	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Refinance	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2000	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	8.000%	xx	xx/xx/2019	Financial Hardship	As per updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2000 with xx in amount xx which was recorded on xx/xx/2000. The chain of assignment has been completed. Currently, the mortgage is with xx. No active judgments and liens have been found.	The payment history dated xx/xx/2021 shows that the borrower is delinquent for 6 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 6 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.
The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx and the rate was starting from 8.00% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2039.
As per PACER, the debtor had filed the bankruptcy under chapter 7 with the case#xx on xx/xx/2003. The bankruptcy was discharged on xx/xx/2004 also got terminated on xx/xx/2004.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtor had filed the bankruptcy under chapter 7 with the case#xx on xx/xx/2003. The bankruptcy was discharged on xx/xx/2004 also got terminated on xx/xx/2004.	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx and the rate was starting from 8.00% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2039.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J9YJ5HL5BNK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.800%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	81.563%	81.563%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens found.

The annual installment of  county taxes for the year 2020 have been exempt.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is currently delinquent for 13 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.796%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in the collection.

According to payment history as of xx/xx/2021, the borrower is currently delinquent for 13 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.796%. The current UPB reflected as per the payment history is in the amount of xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2009. The POC was filed on xx/xx/2009, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2009. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. The case was terminated on xx/xx/2015.

As per comment dated xx/xx/2021, the reason for default is borrower's income is impacted by covid-19. As per comment dated xx/xx/2021, the borrower is active on forbearance plan.

As per comment dated xx/xx/2021, the subject property is owner occupied. No comments pertaining damage to the property were observed.

No foreclosure activity was found.

No post close bankruptcy record was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2009. The POC was filed on xx/xx/2009, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2009. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. The case was terminated on xx/xx/2015.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL

TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR §1026.18(xx)(xx) , transferred from 12 CFR §226.18(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NA2XQL7HAAS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.386%	361	xx/xx/2011	xx/xx/2011	HELOC	Fixed	Cash Out	78.276%	78.276%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2021 shows the subject mortgage was originated on xx/xx/2011 which was recorded on xx/xx/2011 with xx.
The chain of assignment is incomplete current assignee to xx.  instead of xx .
Annual county taxes for the year of 2020 have been paid in the amount of xx No delinquent taxes have been found for the prior years No active judgments and liens found on subject property.	Review of the payment history provide from the period of xx/xx/2011 till xx/xx/2021 shows borrower is 4 month delinquent .The last payment received was in the amount of xx on xx/xx/2021 for due date xx/xx/2020 the next due date is xx/xx/2021. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 9.890%.	Collections Comments:The loan is in collection.
Review of the payment history provide from the period of xx/xx/2011 till xx/xx/2021 shows borrower is 4 month delinquent .The last payment received was in the amount of xx on xx/xx/2021 for due date xx/xx/2020 the next due date is xx/xx/2021. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 9.890%.
As per comments dated xx/xx/2021 borrower suffering financial hardship due to covid-19.  As per the comment dated xx/xx/2021, the forbearance plan has been extended to 90days. As per the comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
No Foreclosure activity found on subject property.
No Bankruptcy details found on subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"
* Lost Note Affidavit (Lvl 3)     "xx"xx"xx"
* Missing Borrower Billing Rights (RESPA) (Lvl 3)     "xx"
* Missing HELOC Disclosures (RESPA) (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"xx"  THE following state disclosure is missing from the loan file.
1-Insurance Solicitation/Post Commitment Requirement
2-TILA Disclosures in Spanish
3-Collateral Protection Insurance Disclosure
4-Non-Deposit Investment Product Disclosure Are there any promotional materials?"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GSID1W5F6T4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.060%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.560%	xx	xx/xx/2020	Financial Hardship	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008, in the amount of xx with lender xx. with Instrument# xx. The chain of assignment has been completed currently the assignment is with xx. There is no any active judgment or liens found against the borrower. Annual combined taxes for the year 2020 are paid in the amount of xx. No prior tax delinquency has been found.	According to the payment history as of dated xx/xx/2021 the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 9.560%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2021 the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 9.560%. The current UPB is reflected in payment history for the amount of xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2020 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 9.560% and the modified P&I was xx beginning on xx/xx/2020 to maturity date xx/xx/2043. There is no deferred balance. The principal forgiven amount is xx.	Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx 1_HUD Hud1 Settlement Statement xx-02-2017_3"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx This loan failed the TILA foreclosure rescission finance charge test. TILA Right of Rescission Test: FAIL This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file. TX Loan Agreement Notice Commitment RequiremenTAnti-Tying TILA Disclosures in Spanish Home Equity Consumer Disclosure Home Equity Loan Interest and Fees Preclosing Disclosure   Home Equity Loan Copies of Documents Home Equity Loan Rescission Notice Fair Market Value of Homestead Property Acknowledgment Home Equity Loan Notice of Address for Borrower Notification of Violation Choice of Insurance Notice Collateral Protection Insurance Disclosure Non-Deposit Investment Product Disclosure Are there any promotional materials? Insurance Solicitation/Post Commitment Requirement Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
M0EKQ911QLI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.730%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	70.466%	70.466%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	2.988%	xx	xx/xx/2015	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 with xx which was recorded on xx/xx/2009. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. No active judgments or liens found on the subject property.	The payment history dated xx/xx/2021 shows that the borrower is delinquent for 13 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 13 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.
As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2012. Currently the Bankruptcy is not in active status since it was dismissed on xx/xx/2012 and was fully terminated on xx/xx/2013.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2012. Currently the Bankruptcy is not in active status since it was dismissed on xx/xx/2012 and was fully terminated on xx/xx/2013.	The Modification is missing from loan file as this is a fixed rate conventional mortgage with P&I of xx along with interest rate of 10.730% till the maturity date of xx/xx/2039.
The current P&I as per the latest payment history as of xx/xx/2021 is xx and rate of interest is 2.988%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of  modification.
The tape data indicates the latest modification was made on xx/xx/2015. Mod original rate is 2.988% and mod original P&I is xx. No evidence has been found regarding the modification in latest collection comments.
Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 10.760% Comparison data 5.980% Variance + 4.780%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 10.762% Comparison data 6.850% Variance +3.912%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
																																																																																								The loan data is xx and comparison data is xx; hence, the variance is -xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LP6TFXKZWSZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.476%	181	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	78.444%	78.444%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	5.000%	xx	xx/xx/2020	Financial Hardship	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004, in the amount of xx, with xx. with Book/Page#xx .

The chain of assignment has been completed; currently, the assignment is with the xx.

No active judgments or liens have been found against the borrower.
Annual County taxes of 2020 have been exempt on xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2019, the litigation matter was identified. The comments dated xx/xx/2020 reflect that, the MSJ filed. However, the comments dated xx/xx/2020 reflect that, the litigation has been closed due to borrower agreed to loan modification. No further details have been found.
The reason for default is unable to be determined from the latest servicing comments
No comment has been found stating that borrower's income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2020 between the borrower and the Lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2050. This loan was modified once. The interest-bearing amount is xx. There are no deferred balance and principal forgiven amount.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan files.
WV Collateral Protection Insurance Notice 1
Co-Signer Notice
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land.
An appraisal report dated xx/xx/2004 located at "xx", the subject property type is Manufactured Home. As per the Mobile Home Declaration Page located at "xx", the MH has Serial# xx with xx. The ALTA-7 endorsement for manufactured home is not incorporated with the final title policy. However, the VIN#xx is available in the legal description of the recorded mortgage."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6XIC6VZ8MQV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.420%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	67.094%	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2020	xx	Not Applicable	4.990%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 with the lender xx in the amount of xx which was recorded on xx/xx/2008 with Instrument#xx

The chain of assignment has been completed. The current assignment of mortgage is with xx.

No active judgments or liens have been found against the borrower/subject property.

The county and school annual installment taxes for the year 2020 have been paid in the amount of xx on xx/xx/2020 and xx on xx/xx/2020. No prior year's delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2021, the borrower is delinquent for 13 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of PITI is xx which includes P&I of xx, which was applied for the due date of xx/xx/2020. As per seller's tape data, the current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to a review of the payment history as of xx/xx/2021, the borrower is delinquent for 13 months with the loan and the next due date for the regular payment is xx/xx/2020. As per seller's tape data, the current UPB reflected is in the amount of xx. The loan was modified on xx/xx/2020. The collection comment dated xx/xx/2020 states the reason for default is increase in other bills. The collection comment dated xx/xx/2020 states the borrower'xx's tape data, the forbearance plan start date is xx/xx/2020. The collection comment dated xx/xx/2021 states the cares forbearance plan is active till xx/xx/2021. No further details have been found. The BPO report (xx) dated xx/xx/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made between borrower xx and XXXX, xx on xx/xx/2020. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 4.999% beginning from xx/xx/2020 with a maturity date of xx/xx/2052. The lender had agreed to forgive the principal balance in the amount of xx on the modification effective date. The modification agreement has 5-step amortization.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution A6 Required Fees Test: FAIL
Loan Data xx Comparison Data xx Variance +xx
This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (xx)(xx)(xx) & (xx)(xx), as amended Sept. 2003)
The loan requires the borrower(xx) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount. Fees included - Loan Origination Fee xx, Appraisal Fee xx, Credit Report Fee xx, Title Examination Fee xx, Attorney's Fee xx, Recording Fee xx.
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx), transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								According to the updated title report (xx) and BPO report (xx), the subject property type is manufactured home. The final title policy at origination is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage. However, the statement of ownership and location is located at "xx" states the subject property is no longer consider as manufactured home and the home will be considered as real property."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
P86MZU1SGO6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.150%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	85.758%	85.758%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.147%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008, in the amount of xx, with xx. with Instrument#xx

The chain of assignment has been completed; currently, the assignment is with the xx.

No active judgments or liens have been found against the borrower.
Annual County taxes of 2020 have been paid on xx/xx/2020 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in collection.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2021, the reason for default is illness of borrower.
No comment has been found stating that borrower's income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and servicer on xx/xx/2021 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 4.147% and the modified P&I was xx beginning on xx/xx/2021. The step rate was in 6 steps ending at rate 9.147% and P&I will be xx applicable from xx/xx/2030 to maturity date xx/xx/2052.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2WO5KL37I43	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.930%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	80.335%	80.335%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.135%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2005 in the favor of xx which was recorded on xx/xx/2005 with instrument#xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and subject property.
Annul county taxes for year 2020 have been paid off in the amount of xx.
The payment history dated as of xx/xx/2021 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 12 months. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 7.135%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2021 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 12 months. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 7.135%. The current unpaid principal balance is in the amount of xx.
The loan was modified on xx/xx/2020. As per the modified terms, the new principal balance is xx to a step modification and the rate was starting from 7.135% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2052.  The rate changes in 4 steps ending at 9.225%. There is principal forgiven amount is given in the amount of xx. The UPB that has been amortized is xx as an interest bearing amount. However; the amount of forgiven exceeds 2% limit of the modified principal balance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2020. As per the modified terms, the new principal balance is xx to a step modification and the rate was starting from 7.135% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2052. The rate changes in 4 steps ending at 9.225%. There is principal forgiven amount is given in the amount of xx. The UPB that has been amortized is xx as an interest bearing amount. However; the amount of forgiven exceeds 2% limit of the modified principal balance.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0SN0SN4C6UE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.620%	120	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Refinance	24.280%	24.280%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2012	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2010 and which was recorded on xx/xx/2010 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/2017.
Active liens and judgments against the borrower:
There are 2 HOA liens on the subject property. First was recorded on xx/xx/2013 in the amount of xx, second was recorded on xx/xx/2017 in the amount of xx in favor of xx.
Combined annual tax for the year 2020 has been paid in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
As per the latest comment dated xx/xx/2021, the reason for default is curtailment of income due to Covid-19.
As per the BPO report dated xx/xx/2021 and located at "xx", the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PH0APNZAXMU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2006	xx/xx/2006	FHA	Fixed	Purchase	99.145%	99.145%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	49.900%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	2.000%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006.
Chain of assignment has been completed. Last assignment is with the "xx".
There is one junior UCC mortgage against the subject property in the favor of xx which was recorded on xx/xx/2019.
First and second combined instalment taxes for the year of 2021 are due in the amount of xx & xx which was due on xx/xx/2021 & xx/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent from 02 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 2.00%. As per the seller tape data as of xx/xx/2021, the new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2021, the borrower is delinquent from 02 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 2.00%. As per the seller tape data as of xx/xx/2021, the new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2020 between the borrower xx and the lender xx. As per the modified terms, the new modified principal balance is xx. Servicer agrees to forgive in the amount of xx. The loan was modified in 5 steps. The borrower has promised to pay in the amount of xx with an interest rate of 2.00% beginning from xx/xx/2020. The new maturity date is xx/xx/2053.
As per the comment dated xx/xx/2020, the borrower's affected by covd-19. No further details have been found regarding covid-19.
No bankruptcy details have been found.
Foreclosure was initiated in 2013 and the complaint was filed on xx/xx/2013 with te docket# RE-13-37 (xx). The judgment was entered on xx/xx/2015 (xx). No further details have been found regarding foreclosure.
As per the BPO report dated xx/xx/2021 which is located at "xx", the subject property is owner occupied. The subject property is in average condition. No damage and repairs have been found.

Foreclosure Comments:Foreclosure was initiated in 2013 and the complaint was filed on xx/xx/2013 with te docket# RE-13-37 (xx). The judgment was entered on xx/xx/2015 (xx). No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2020 between the borrower xx and the lender xx. As per the modified terms, the new modified principal balance is xx. Servicer agrees to forgive in the amount of xx. The loan was modified in 5 steps. The borrower has promised to pay in the amount of xx with an interest rate of 2.00% beginning from xx/xx/2020. The new maturity date is xx/xx/2053.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing from the loan file:
Notice to Cosigner
Title Attorney Disclosure
Choice of Insurance Notice
Withholding Tax Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MJ0Y4EYUTB3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	480	xx/xx/2011	xx/xx/2011	Conventional	ARM	Refinance	136.750%	136.750%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx/xx/2011	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	2.324%	xx	xx/xx/2020	Financial Hardship	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2011 in the amount of xx which was recorded on xx/xx/2011 with xx.
The chain of assignment has been completed. The current assignment is with "xx", which was recorded on xx/xx/2015.
There is a senior mortgage in the amount of xx which was recorded on xx/xx/2007 and filed by xx.
There is a state tax lien in the amount of xx which was recorded on xx/xx/2019 and filed by xx.
No delinquent taxes have been found for the prior years.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 11 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.324%, which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history tape is in the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 11 months and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.324%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the payment history tape is in the amount of xx.
As per collection comments review, borrower's intention is to keep the property. The subject property is in average condition. No damage has been noted. According to comment dated xx/xx/2020, the borrower informed that the reason for default is pandemic. Forbearance plan has been approved.
The loan modification agreement was made on xx/xx/2020 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 2.324 % beginning from xx/xx/2020, till the maturity date of xx/xx/2053. The New Principal Balance stated in the recast agreement is xx. Lender agrees to reduce an amount equal to xx which is exceeding 2.00% of modified principal balance.
No evidence of foreclosure and bankruptcy has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2020 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 2.324 % beginning from xx/xx/2020, till the maturity date of xx/xx/2053. The New Principal Balance stated in the recast agreement is xx. Lender agrees to reduce an amount equal to xx which is exceeding 2.00% of modified principal balance.	Affiliated Business Disclosure Credit Application Good Faith Estimate HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XI2HWW1C2R8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.060%	300	xx/xx/2008	Unavailable	Conventional	Fixed	Cash Out	97.902%	97.902%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.301%	xx	xx/xx/2020	Financial Hardship	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2008 with the lender xx in the amount of xx, which was recorded on xx/xx/2008 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual County taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 10 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 10.301%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is currently delinquent for 10 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 10.301%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per servicing comment dated xx/xx/2020, borrower's income is impacted by Covid1-19. FB plan was approved for 3 months which was started on xx/xx/2020. However, no further details have been found.
As per comment dated xx/xx/2020, reason for default is covid impact.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2011 and the plan was confirmed on xx/xx/2011. The POC was filed on xx/xx/2013 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 60 months under Chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down.  The case was discharged and terminated on xx/xx/2016.

According to the modification, the loan was modified on xx/xx/2020. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 10.301% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2054. This loan was modified once. This agreement has 3 steps.
Lender has agreed to forgive the principal balance in the amount of xx.
Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report is missing from the loan file. BPO report located at "xx-06-2016.pdf"xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DZX0BTBBYTB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,638.13	Not Applicable	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	79.492%	79.492%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	36.256%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	2.000%	xx	xx/xx/2015	Financial Hardship	As per the updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2007 with lender xx on xx/xx/2007 for the amount of xx.
The chain of assignment has not been completed. No latest assignment has been found.
No active liens and judgments found against the borrower.
County taxes for the year 2020 are paid in the amount of xx. No prior tax delinquency has been found.
According to the payment history as of dated xx/xx/2021 the borrower has been delinquent for 6 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of dated xx/xx/2021 the borrower has been delinquent for 6 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.00%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment xx/xx/2021 borrower's income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx greig and the lender xx on xx/xx/2015, the modified UPB is xx with an interest rate of 2.00% and a P&I of xx. The first payment started from xx/xx/2015 with the maturity date of xx/xx/2054. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 3.954% Variance -3.954%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 3.954%  Variance -3.954%
This loan failed the TILA APR test.
The annual percentage rate (xx) is 3.954%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RBZLAIOLXC5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.664%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	31.965%	31.965%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	7.141%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of ''xx"xx" recorded on xx/xx/2016.
No active liens and judgments have been found.
County 1st installment tax of 2020-21 has been paid in the amount of xx on xx/xx/2020.
County 2nd installment tax of 2020-21 has been paid in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

As per the comment dated xx/xx/2021 the reason for default is loss of income due to covid-19. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2016 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 7.141% and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2056.	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx""		* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RFZ2URY082J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2013	xx/xx/2013	FHA	Fixed	Purchase	92.656%	92.656%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	67.002%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	2.613%	xx	xx/xx/2017	Financial Hardship	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2013 in the amount of xx which was recorded on xx/xx/2013 with xx.
The chain of assignment has been completed. The current assignment is with "xx", which was recorded on xx/xx/2016.
There is no active lien/judgment against the borrower/subject property.
Tax cert is not available in UT. It shows tax status to follow.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 29 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.613%, which was applied for the due date of xx/xx/2018. The UPB reflected in the payment history tape is in the amount of xx.	Collections Comments:The current status of the loan is delinquent under bankruptcy.
According to review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 29 months and the next due date for the regular payment is xx/xx/2018.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.613%, which was applied for the due date of xx/xx/2018.  The UPB reflected in the payment history tape is in the amount of xx.
As per collection comments review, borrower's intention is to keep the property. As per BPO dated xx/xx/2021, the subject property is in average condition. No damages have been noted.
According to comment dated xx/xx/2020, borrower was impacted due to covid. Borrower informed reason for default is unemployment due to pandemic.
The loan modification agreement was made on xx/xx/2017 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 2.613 % beginning from xx/xx/2017, till the maturity date of xx/xx/2057. The New Principal Balance stated in the modification agreement is xx.
Borrower Edward R. DeBona had filed Bankruptcy under chapter-13 on xx/xx/2020 with the case# xx. Plan has been confirmed on xx/xx/2021. POC was filed on xx/xx/2020 states the amount of secured claim is xx with arrearage amount of xx. Under the amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months. The date of last bankruptcy filing is xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower Edward R. DeBona had filed Bankruptcy under chapter-13 on xx/xx/2020 with the case# xx. Plan has been confirmed on xx/xx/2021. POC was filed on xx/xx/2020 states the amount of secured claim is xx with arrearage amount of xx. Under the amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months. The date of last bankruptcy filing is xx/xx/2021.	The loan modification agreement was made on xx/xx/2017 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 2.613 % beginning from xx/xx/2017, till the maturity date of xx/xx/2057. The New Principal Balance stated in the modification agreement is xx.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* DTI > 60% (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI Certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CPF0BL7TCZZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.634%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	70.672%	70.672%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	5.000%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx.
The chain of assignment has been completed. Current assignee is xx which is recorded on xx/xx/2015.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes of 2020 have been paid in the amount of xx.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2018, the borrower is currently delinquent for 9 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx. The unpaid principal balance is reflected in the amount of xx. Current interest rate is 5.000% and P&I of xx.	Collections Comments:According to latest payment history as of xx/xx/2018, the borrower is currently delinquent for 9 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx. The unpaid principal balance is reflected in the amount of xx. Current interest rate is 5.000% and P&I of xx.

The foreclosure was initiated on subject property in 2018. Foreclosure file was referring to attorney on xx/xx/2018. Comment dated xx/xx/2019 states previously sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to the loss mitigation workout. No other evidence has been found.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated on subject property in 2018. Foreclosure file was referring to attorney on xx/xx/2018. Comment dated xx/xx/2019 states previously sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to the loss mitigation workout. No other evidence has been found.
Bankruptcy Comments:Not Applicable	As per document located at "xx" the loan modification agreement was made on xx/xx/2020. New modification interest rate is 5.000% and borrower has promised to pay P&I in the amount xx began on xx/xx/2020. The new principal balance is xx, in which an interest bearing amount is xx and deferred amount is xx. The last modified payment will be due on xx/xx/2057. Lender has decided to forgive the principal amount of xx from UPB which exceeds the modified UPB by more than 2%.
However, modification agreement is unexecuted by borrower.
																																																																																			Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7411SNQXY7H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2009	xx	Primary	Yes	Yes	No	33.580%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	3.745%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 with the lender "xx" in the amount of xx which is recorded on xx/xx/2009.
The chain of assignment is complete as the current assignment is with "xx". Mortgage open against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
Annual County and school taxes for the year 2020-2021 have been paid for the amount of xx.
No prior year delinquent taxes are found.

According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 21 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.745%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 21 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.745%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No recent foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest 23 months of servicing comments. As per the BPO report dated xx/xx/2021 located at "xx", the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/2018 between the borrower "xx" and the servicer "xx". The interest bearing principal Balance is xx with an interest rate of 3.745% which steps up in 3 steps ending at 4.875%.
The unpaid principal balance is xx. The borrower promises to pay the monthly  P&I of xx beginning from xx/xx/2018 and the maturity is dated xx/xx/2057. The servicer agrees to forgive the amount of xx.

Missing Required State Disclosures Mortgage Insurance Origination Appraisal	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The property is located in NY state; however, required state disclosure are missing from the loan file.
• NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
• NY Interest Rate Disclosure.
• NY Hazard Insurance  Disclosure.
• Mortgage Bankers and Exempt Organizations Preapplication.
• Co-Signer Notice Requirements.
• Smoke Alarm Affidavit.
• New York Real Property Escrow Account Disclosure and Commitment Disclosure."
																																																																																								* Property is Manufactured Housing (Lvl 2) "xx"xx"xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SMG9HS015RJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	60.606%	60.606%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	2.000%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 in the favor MERS as nominee for xx, FSB, A Federal Savings Bank for the amount of xx recorded on xx/xx/2006 with inst| xx no# xx
The chain of assignment has not been completed.

There is an active junior mortgage against subject property originated on xx/xx/2007 in the favor xx for the amount of xx recorded on xx/xx/2007 with inst| xx no# xx

There is active Mechanics Lien against borrower in the favor xx, for the amount of xx recorded on xx/xx/2021.

The property taxes for the year of 2020 has been paid in the amount of xx.
Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 14 months. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx with rate of 2.00% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.	Collections Comments:As per comments the loan is in collections. Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 14 months. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx with rate of 2.00% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.

David F Moisdon had filed bankruptcy under chapter 13 with case xx on xx/xx/2017. The POC was filed on xx/xx/2017. The amended POC was filed on xx/xx/2018 with the secured claim of xx and with xx arrears. The debtor was discharged on xx/xx/2020 and the bankruptcy was terminated on xx/xx/2020.

As per comments the borrower'xx's property affected by natural disaster.

As per servicing comments the subject property was damaged. The comment on xx/xx/2020 the property was damaged. The total damage amount is xx. Borrower had filed claim. As per comment on xx/xx/2021, 80% claim amount has been released. No further information is available regarding this.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, David F Moisdon had filed bankruptcy under chapter 13 with case xx on xx/xx/2017. The POC was filed on xx/xx/2017. The amended POC was filed on xx/xx/2018 with the secured claim of xx and with xx arrears. According to schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured debt remains as in the amount of xx. The plan was confirmed on xx/xx/2017. As per Trustee's Final Report the principal amount of xx has been paid by plan. The debtor was discharged on xx/xx/2020 and the bankruptcy was terminated on xx/xx/2020.	The loan was modified on xx/xx/2018 with step rate with new principal balance in the amount of xx. The amount of xx has been forgiven from UPB. The borrower had promised to pay in the amount of xx with rate of 2.000% started from xx/xx/2018. This is a step rate modification. The initial rate was started from 2.000% and will end on 3.875%.The maturity of this agreement is xx/xx/2058.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Z1VXIBGCJXK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	No	Yes	Other	xx	xx	xx/xx/2020	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/1999	xx/xx/1999	FHA	Fixed	Purchase	99.181%	99.181%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Not Applicable	Not Applicable	Not Applicable	29.795%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	2.000%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/1999 and it was recorded on xx/xx/1999 in the amount of xx in favor of xx.

There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx recorded on xx/xx/2001.

As per updated title report there are 5 Certificate of sale for Municipal liens (xx) available against the subject property in the total amount of xx in the favor of "xx" which recorded on different dates.

There is active State Tax Lien available in the updated title report against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2016.

The 1st installment of Town taxes for the year 2021 has been paid in the amount of xx on xx/xx/2021.
The 2nd installment of Town taxes for the year 2021 has been paid in the amount of xx on xx/xx/2021.

Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 14 months. The last regular payment (xx) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount xx.	Collections Comments:Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 14 months. The last regular payment (xx) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount xx.
As per comment dated xx/xx/2021 Borrower's workplace affected due to Natural disaster. As per comment dated xx/xx/2021 Forbearance plan active on xx/xx/2021.
As per comments loan was in foreclosure and judgment entered on xx/xx/2019. Later, it was put on hold due to Loan Modification. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Foreclosure Comments:As per comments loan was in foreclosure and judgment entered on xx/xx/2019. Later, it was put on hold due to Loan Modification. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2009 with the Case# xx and plan was confirmed on xx/xx/2010. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx/xx/2009 with the secured claim of xx with an arrearage of xx, the debtor was dismissed on xx/xx/2010 and case was terminated on xx/xx/2010.	The loan was modified on xx/xx/2019 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 2.00% beginning from xx/xx/2019 and the new maturity date is xx/xx/2058.	Affiliated Business Disclosure Final Truth in Lending Discl. Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to Following factor :

This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) ) The annual percentage rate (xx) is 8.851%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the prohibited fees test. (xx)The loan does charge fee(xx) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed xx to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EIP0WTWPI9S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	74.092%	74.092%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.383%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 with the lender xx which was recorded on xx/xx/2008.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2019.
No active judgments or liens have been found.
Taxes for year 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.	Review of the payment history provided for the period xx/xx/2019 till xx/xx/2021 shows borrower is more than 120 plus days delinquent. The last payment received was in the amount of xx on xx/xx/2021 for due date xx/xx/2020. The next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 5.383%.
Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is the borrower has been impacted by covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2019.
The Unpaid Principal Balance is xx with interest rate 5.383% which steps up in 6 steps ending at 9.938%. The borrower promises to pay the monthly P&I of xx that began from xx/xx/2019. The maturity is xx/xx/2059.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.130% Comparison data 7.560% Variance 4.570%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.133% Comparison data 7.840% Variance 4.293%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BS6H2RTKQKV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.430%	240	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Cash Out	78.435%	78.435%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.125%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011 in the amount of xx with lender is xx with Instr | xx# is xx

The chain of assignment has been completed .The last assignment is with xx.

No Active liens and judgment.

The combined annual taxes of 2020 have been paid in the amount of xx.
As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 9 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 9 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment dated xx/xx/2020 the reason for default is borrower's income is impacted by covid-19. The borrower requested for forbearance plan. The subject property has been occupied by owner. The borrower's intention is to keep the property.

The loan was modified on xx/xx/2019 between the borrowers xx and the lender is xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7.125% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. The interest-bearing amount is xx. There is no any deferred principal balance.

According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018. The POC amount of claim is xx and amount of arrearage is xx. The schedule D of Voluntary Petition shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy plan was confirmed on xx/xx/2018. The debtor dismissed on xx/xx/2020 and the case was terminated on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018. The POC amount of claim is xx and amount of arrearage is xx. The schedule D of Voluntary Petition shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy plan was confirmed on xx/xx/2018. The debtor dismissed on xx/xx/2020 and the case was terminated on xx/xx/2020.
The loan was modified on xx/xx/2019 between the borrowers xx the lender is xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7.125% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. The interest-bearing amount is xx. There is no any deferred principal balance.

The modification contains different interest rate and P&I for specific time periods.	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx; hence, the variance is -xx."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met.
The loan data is 10.965% and comparison data is 5.000%; hence, the variance is +5.965%."
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the KY state. The following state disclosures are missing from the loan file:
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
																																																																																								3. Notice of Free Choice of Agent or Insurer"		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UZ3BXIW115Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Refinance	95.277%	95.277%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.356%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	3.774%	xx	xx/xx/2019	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 with xx which was recorded on xx/xx/2008. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on other lien position.

There is one (xx) found on the subject property in the amount of xx this was recorded on xx/xx/2012.

There are 4 AC Suit on Account (xx) liens found on the subject property in the total amount of xx this was recorded on xx/xx/2012, xx/xx/2012, xx/xx/2019 & xx/xx/1997 respectively.

There is one Municipal code lien found on the subject property in the amount of xx this was recorded on xx/xx/2021.

There are 2 state tax liens found on the subject property in the total amount of xx this was recorded on xx/xx/2014 & xx/xx/2002 respectively.

There are 7 credit card judgments found on the subject property in the total amount of xx.

There is one junior mortgage found on the subject property in the amount of xx this was recorded on xx/xx/2013.

The payment history dated xx/xx/2021 shows that the borrower is delinquent for 6 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 6 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.
The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to the step modification and the rate was starting from 3.774% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2059. The rate changes in 2 steps ending at 3.775%.The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2059. The lender agrees to immediately forgive the amount of xx which exceeds 2% of loan amount.
No bankruptcy has been filed.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to the step modification and the rate was starting from 3.774% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2059. The rate changes in 2 steps ending at 3.775%. The lender agrees to immediately forgive the amount of xx which exceeds 2% of loan amount.	Affiliated Business Disclosure Mortgage Insurance		2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J479CX4F6WT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.652%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.743%	91.743%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	3.658%	xx	xx/xx/2019	Financial Hardship	Updated title report dated xx/xx/2021 shows that the subject mortgage was recorded on xx/xx/2007 with xx.
The chain of assignment has been completed as xx with xx.
Active Judgments and Liens;
1) One civil judgment found pending against the borrower xx recorded on xx/xx/2016 in the amount of xx which is in the favor of xx.
2) One unpaid HOA lien found pending against the subject property recorded on xx/xx/2015 in the total amount of xx which is in the favor of xx.
Property Tax Status;
1) Annual town taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
2) 1st installment school taxes for the year of 2020-2021 have been paid in the amount of xx on xx/xx/2020.
3) 2nd installment school taxes for the year of 2020-2021 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2021 shows that the borrower is not making regular payments. The loan payments are currently 15 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 3.658% with xx in the amount of xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 15 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 3.658% with xx in the amount of xx.
The step modification agreement was made between the borrower and lender on the effective date of xx/xx/2019.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2019 beginning with the step rate of 3.658% till the maturity date of xx/xx/2059. The rates are in 6 steps which end with 8.658%.
In addition the lender has agreed to forgive the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender on the effective date of xx/xx/2019.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2019 beginning with the step rate of 3.658% till the maturity date of xx/xx/2059. The rates are in 6 steps which end with 8.658%.
In addition the lender has agreed to forgive the amount of xx.
Affiliated Business Disclosure Condo/PUD Rider Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Condo / PUD rider Missing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DWKOVB4FCNM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.780%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	71.329%	71.329%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	4.876%	xx	xx/xx/2020	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 with xx which was recorded on xx/xx/2009. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. No active judgments or liens found on the subject property.	The payment history dated xx/xx/2021 shows that the borrower is in performing and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date on xx/xx/2021.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in performing.
The payment history dated xx/xx/2021 shows that the borrower is in performing and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date on xx/xx/2021.The current UPB is in the amount of xx.
The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx and the rate was starting from 4.876% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2059 with a new maturity date of xx/xx/2059. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2059. The lender agrees to immediately forgive the amount of xx which exceeds 2% of loan amount.
No bankruptcy has been filed.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx and the rate was starting from 4.876% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2059 with a new maturity date of xx/xx/2059. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2059. The lender agrees to immediately forgive the amount of xx which exceeds 2% of loan amount.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
S3ODF4U6AUX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.280%	120	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	77.131%	77.131%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.547%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.041%	xx	xx/xx/2020	Financial Hardship	Review of updated title report as of xx/xx/2021 reveals that-

1. The subject mortgage was originated on xx/xx/2008 by "xx" for the amount of xx and it was recorded on xx/xx/2008.

2. The chain of assignment is complete as the subject mortgage is currently assigned to "xx".

3. No active judgments or liens have been found.

4. 1st and 2nd installment of county taxes for the year 2020 have been paid in the total amount of xx.	Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 10 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 10 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified on xx/xx/2020 with the new principal balance of xx. The borrower promised to pay the new modified monthly P&I of xx with the new interest rate of 6.041% beginning from xx/xx/2020 and the new maturity date is xx/xx/2060.	Affiliated Business Disclosure HUD-1 Closing Statement Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"-

This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) , transferred from 12 CFR §226.15(xx)(xx) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed-

This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) , transferred from 12 CFR §226.15(xx)(xx) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RJNZOPMDF1H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.446%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	103.509%	103.509%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	3.500%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of ''xx"xx"xx" recorded on xx/xx/2010 & xx/xx/2011 respectively.
Annual Town taxes for the year 2021 have been paid off in the amount of xx.
No delinquent taxes have been found for the prior year.	The payment history dated as of xx/xx/2021 reveals that the borrower is 7 months behind with the scheduled payments. The next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date xx/xx/2020. The current P&I is xx and rate of interest is 3.500%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in collection.

The payment history dated as of xx/xx/2021 reveals that the borrower is 7 months behind with the scheduled payments. The next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date xx/xx/2020. The current P&I is xx and rate of interest is 3.500%. The current unpaid principal balance is in the amount of xx.

No foreclosure activity has been noted. No bankruptcy has been filed.

As per the collection comment dated xx/xx/2020, the borrower's income has been impacted by Covid-19. The borrower had lost his job due to Covid-19. The loan was approved for 3 months FB plan. The borrower has requested for extension of FB plan for 90 Days.

As per collection comment dated xx/xx/2019, the borrower informed that he had to fix home repairs. Further details regarding damage or repairs are not available. However, the recent BPO report dated xx/xx/2021 located at "xx", currently no repairs are pending on the property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower & lender with an effective date of xx/xx/2020 and a new principal balance is xx to a step modification and the rate was starting from 3.500% and borrower has promised to pay P&I in the amount of xx that began from xx/xx/2020 with a new maturity date of xx/xx/2060. The rate changes in 2 steps ending at 3.625%. The servicer agrees to defer and waive interest upon xx of the new balance and that deferred balance shall be due & payable as balloon payment on maturity. No forgiven amount has been noted.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VKWPVLSMSAR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	89.345%	89.345%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.107%	xx	xx/xx/2020	Financial Hardship	Review of updated title report as of xx/xx/2021 reveals that-

1. The subject mortgage was originated on xx/xx/2007 by "xx" for the amount of xx and it was recorded on xx/xx/2007.

2. The chain of assignment is complete as the subject mortgage is currently assigned to "xx".

3. No active judgments or liens have been found.

4. 1st installment of county taxes for the year 2021 has been paid in the amount of xx on xx/xx/2021 and the 2nd installment is due for xx/xx/2021 in the amount of xx.	Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 12 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 12 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.

According to PACER Report, xx (xx) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2011. POC was filed on xx/xx/2012 with the secured claim of xx and with the arrearage of xx. Chapter 13 plan was filed on xx/xx/2011, amended on xx/xx/2012 and confirmed on xx/xx/2013. However, the debtor was discharged from the bankruptcy on xx/xx/2017 and the case was closed on xx/xx/2017. No more evidences are available regarding current bankruptcy status.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to PACER Report, xx (xx) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2011. POC was filed on xx/xx/2012 with the secured claim of xx and with the arrearage of xx. Chapter 13 plan was filed on xx/xx/2011, amended on xx/xx/2012 and confirmed on xx/xx/2013. However, the debtor was discharged from the bankruptcy on xx/xx/2017 and the case was closed on xx/xx/2017. No more evidences are available regarding current bankruptcy status.	The loan has been modified on xx/xx/2020 with the new principal balance of xx. The borrower promised to pay the new modified monthly P&I of xx with the new interest rate of 6.107% beginning from xx/xx/2020 till xx/xx/2060.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ILJ2MS66AT7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	24.588%	24.588%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.457%	xx	xx/xx/2020	Financial Hardship	The Updated title report dated xx/xx/2021 shows that the mortgage was originated on xx/xx/2006 with xx and (xx) xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2008 with the instrument # xx
The chain of the assignment has been completed. The current assignment is with xx.
There is a certificate of water/sewer lien active against the property in the amount of xx in favor of xx, which was recorded on xx/xx/2020.
There is a junior mortgage active found in the amount of xx in favor of xx. It was originated on xx/xx/2008 and it was recorded on xx/xx/2008.
There is a hospital lien in the amount of xx in favor of xx.
 The annual installments of county taxes for the year 2019 have been paid in the amount of xx. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than 5 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 3.457%.	Collections Comments:The review of comment history shows that the loan is in collection. The reason for default as per comment history dated xx/xx/2019 is curtailment of income. The property is owner occupied. No damage or repair to the property has been found.

The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 3.457%.
No evidence of covid 19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modified UPB is xx with an interest rate of 3.457% and a P&I of xx The first payment started from xx/xx/2020 with the maturity date of xx/xx/2060.There is no provision for the balloon payment and it does have modification steps.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	3: Curable	* Application Missing (Lvl 3) "xx"	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan failed the CT nonprime home loan test.
The loan is a nonprime home loan, as defined in the legislation. For more information please see the Connecticut Nonprime
Home Loan Article section of the full ComplianceAnalyzer report.
While the Connecticut Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.

This loan failed the nonprime documentation type test. (xx)
The loan's document type is "xx" or the document type is not provided.
No lender shall make a nonprime home loan unless the lender reasonably believes, at the time the loan is consummated, that one or more of the obligors, when considered individually or collectively, will be able to make the scheduled payments to repay the loan, and to pay related real estate taxes and insurance premiums, based upon a consideration of the obligor's current and expected income, current and expected obligations as disclosed by the obligor, or otherwise known to the lender, including subordinate mortgages made contemporaneously, homeowner's fees, condominium fees, employment status and other financial resources, excluding the equity in the dwelling that secures repayment of the loan. Notwithstanding the provisions of this subsection, in the case of a bridge loan, a lender may consider the equity in the dwelling as a source of repayment for the loan.
A lender'xx's ability to repay under the section above may utilize commercially recognized underwriting standards and methodologies, including automated underwriting systems, provided they comply with the requirements of the section above. In determining an obligor's ability to repay a nonprime home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, consumer reports, payroll receipts, bank records, reasonable alternative methods or reasonable third-party verification.
Per statute, the SOL of 6 years has expired."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QTKOYWN7BEK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.500%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Cash Out	82.313%	82.313%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	5.113%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2001 and was recorded on xx/xx/2001in the amount of xx with lender is xx with Instr | xx# is xx

The chain of assignment has been completed .The last assignment is with xx,

Active liens and judgment:

The review of the updated title report dated xx/xx/2021 shows that there is one real estate lien which was recorded on xx/xx/2015 in the amount of xx in favor of xx. If unpaid this lien the property will be foreclosed. It can be cured by paying off this lien along with late charges.

Annual county taxes of 2020 have been paid in the amount of xx.
As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 14 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xx and current PITI is in the amount of xx with an interest rate of 5.113%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 14 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xx and current PITI is in the amount of xx with an interest rate of 5.113%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment dated xx/xx/2021 the reason for default is the borrower is affected by covid-19 pandemic. The subject property has been occupied by owner. The borrower's intention is to keep the property.

As per servicing comment dated xx/xx/2021, the borrower's income is impacted by covid-19.The borrower requested for covid-19 forbearance assistance. However no further details have been found.

The loan was modified on xx/xx/2020 between the borrowers xx and the lender is xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.113%and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2060. The interest-bearing amount is xx. There is no any deferred balance. There is no any principal forgiven balance.

According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2013. The POC was filed on xx/xx/2013. The POC amount of claim is xx and amount of arrearage is xx. The schedule D of Voluntary Petition does not contain the unsecured portion. The bankruptcy was dismissed on xx/xx/2016 and the case was terminated on xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2013. The POC was filed on xx/xx/2013. The POC amount of claim is xx and amount of arrearage is xx. The schedule D of Voluntary Petition does not contain the unsecured portion. The bankruptcy was dismissed on xx/xx/2016 and the case was terminated on xx/xx/2016.	The loan was modified on xx/xx/2020 between the borrowers xx and the lender is xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.113%and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2060. The interest-bearing amount is xx. There is no any deferred balance. There is no any principal forgiven balance.	Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (xx)
																																																																																								2. Disclosure of Additional Fees"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9K0Q7I4L7CW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.050%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	79.274%	79.274%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.484%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

There is an active real estate tax lien judgment available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2015.

The annual Combined taxes for 2020 have been paid in full in the amount of xx on xx/xx/2021.
Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +11 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx	Collections Comments:No evidences have been found regarding property damages and repairs. Property is in average condition.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings

Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +11 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-07 on xx/xx/2019 with the Case#xx.
Bankruptcy was converted into chapter 13.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
Debtors discharged on xx/xx/2019 and terminated on xx/xx/2019.	The loan was modified on xx/xx/2020 with the 3 step amortization with the new principal balance of xx . The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 8.484% beginning from xx/xx/2020 and the new maturity date is xx/xx/2060.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx; however it is over by xx. Borrower to be refunded xx overcharged fee to cure.
Fees Included-
Loan Origination Fee xx
Appraisal Fee xx
Credit Report Fee xx
Flood Determination - Life of Loan Fee xx
Attorney's Fee (xx) xx
Title Insurance xx
Texas Title Guaranty Fee xx
Recording Fee xx.
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(xx)(xx) , transferred from 12 CFR §226.18(xx)(xx) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XJV5WT70PG3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	96.502%	96.502%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.810%	xx	xx/xx/2020	Financial Hardship	Review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 with the borrower xx aka xx and spouse XXXX and lender xx, which was recorded on xx/xx/2008. The chain of assignment is incomplete the assignment from "xx" to "xx" is missing from the updated title report. The assignment of mortgage is currently with the "xx".
There are two active state tax liens against the borrower in the total amount of xx which was recorded on xx/xx/2016 in favour of "xx".
Annual county tax for the year of 2020 has been has been paid on xx/xx/2020 in the amount of xx.
Review of the latest 24 months payment history shows that the borrower has been delinquent for 13 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 8.810% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 13 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 8.810% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx/xx/2020. The new modified interest rate is 8.810% and P&I is xx which will change periodically which began on xx/xx/2020. The new modified principal balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2060. The reason for modification is financial hardship.
As per comment dated xx/xx/2021 the subject property is damage and provided loss draft. No information has been found regarding the nature of damaged and also no information has been found regarding the amount of repairs in the available servicing comments.
As per comment dated xx/xx/2020 borrower has been impacted financial by the COVID-1.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2020. The new modified interest rate is 8.810% and P&I is xx which will change periodically which began on xx/xx/2020. The new modified principal balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2060. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations test failed due to Late Fees Test.
Late Fees Test shows Loan data 5.000%, Comparison Data 4.000% and Variance +1.000%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "ComplianceEase State/Local Predatory Test Failed due to following reasons;
1. NC Rate Spread Home Loan Test is failed:
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

2. NC RSHL DTI Provided Test is failed:
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
K9I5O831H13	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.570%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	56.060%	56.060%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.293%	xx	xx/xx/2020	Financial Hardship	Updated title report dated xx/xx/2021 shows that the subject mortgage was recorded on xx/xx/2008 with xx.
The chain of assignment has been completed as xx with xx
Active Judgments and Liens;
1) There are 6 state tax liens against the borrower xx recorded on different dates and are in the amount of xx.
Property Tax Status;
1) 1st installment county taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2021.
2) 2nd installment county taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2021 shows that the borrower is not making regular payments. The loan payments are currently 13 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 10.293% with xx in the amount of xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 13 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 10.293% with xx in the amount of xx.
The modification agreement was made between the borrowers xx and lender xx on the effective date of xx/xx/2020.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2020 with the interest rate of 10.293%  and P&I of xx till the maturity date of xx/xx/2060.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and lender xx on the effective date of xx/xx/2020.
																																																																																		The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2020 with the interest rate of 10.293% and P&I of xx till the maturity date of xx/xx/2060.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WJI541PU9IN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Purchase	99.215%	99.215%	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 with the lender xx a division of XXXX which was recorded on xx/xx/2008.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2017.
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx/xx/2008.
There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
1st installment of county jurisdiction tax of 2020 has been paid in the amount of xx on xx/xx/2021.
2nd installment of county jurisdiction tax of 2020 is due in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is the borrower has been impacted by covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is xx. The debtor was dismissed for failure to file information on xx/xx/2019 and the case got terminated on xx/xx/2019.	This is FHA fixed rate mortgage with P&I of xx with the rate of interest 5.87500% and a maturity date of xx/xx/2038. The P&I as per payment history is the xx and rate of interest is 3.337%; however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2020 with a modified principal balance of xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI certificate is missing from the loan fie."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ULQDPDHZFGI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2018	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	180	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Refinance	74.834%	74.834%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	53.084%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	3.875%	xx	xx/xx/2018	Financial Hardship	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2013 in the amount of xx which was recorded on xx/xx/2014 with xx.
The chain of assignment has been completed. The current assignment is with "xx", which was recorded on xx/xx/2021.
There is a judgment in the amount of xx in the favor of xx which was recorded on xx/xx/2019.
Tax cert is not available in UT. It shows tax status to follow.
According to a review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 32 months and the next due date for the regular payment is xx/xx/2018. As per tape the last payment was received on xx/xx/2018 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.875%, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of the loan is in foreclosure.
According to a review of the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 32 months and the next due date for the regular payment is xx/xx/2018.  As per tape the last payment was received on xx/xx/2018 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.875%, which was applied for the due date of xx/xx/2018.  The UPB reflected in the latest payment history is in the amount of xx.
As per collection comments review, borrower's intention is to keep the property. The subject property is in average condition. No damage has been noted.

The loan modification agreement was made on xx/xx/2018 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 3.875 % beginning from xx/xx/2018, till the maturity date of xx/xx/2058. The New Principal Balance stated in the modification is xx.
The foreclosure was initiated on the subject property. According to comment dated xx/xx/2020, the foreclosure file was referred to attorney on xx/xx/2020. As per foreclosure document located at "xx" the complaint was filed on xx/xx/2021. No further details found.

No evidence of Bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated on the subject property. According to comment dated xx/xx/2020, the foreclosure file was referred to attorney on xx/xx/2020. As per foreclosure document located at "xx" the complaint was filed on xx/xx/2021. No further details found.
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 between the borrower "xx" and lender "xx". The borrower promises to make a monthly payment of xx with the interest rate of 3.875 % beginning from xx/xx/2018, till the maturity date of xx/xx/2058. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
S84Y5N78MI5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	110.965%	110.965%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	46.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2018 in the favor of xx for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found.
The taxes information is not mentioned.
As per the review of the payment history, the borrower has been delinquent for 120+days and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2020. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found. The RFD is Covid. No repairs and damages have been found. The property is owner occupied. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The 3 months FB plan was offered that began from xx/xx/2020 till xx/xx/2020. Later, it was extended.
The borrower xx has been working at xx as an xx for 9 years 3 months

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (xx)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"Subject to xx"xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx"xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* LTV or CLTV exceeds 104% (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NZF5EBA0PW2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.230%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	79.960%	79.960%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	6.000%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx, with xx, recorded with the Book/Page# xx . The Chain of assignment has been completed. The last assignment is with xx. As Trustee For CMLTI Asset Trust. Active mortgages, liens and judgments are found against borrower and property is as follows: 1. There are two Credit card judgments active against borrower "xx" in the favor of xx, which were recorded on different dates xx/xx/2012 and xx/xx/2016 in the amount of xx. 2.There is a UCC Financial statement active against borrower "xx" in the favor of "xx", which was recorded on date xx/xx/2020 in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 14 months. The last payment was received on xx/xx/2020, the applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is collection.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 14 months. The last payment was received on xx/xx/2020, the applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The borrower has been making payment as per Loan modification agreement was made on xx/xx/2019. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.000 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date as per loan modification agreement is xx/xx/2052.
According to collection comment dated xx/xx/2021, the RFD is unemployment.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on xx/xx/2019. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.000 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date as per loan modification agreement is xx/xx/2052.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
G61W1CL5L12	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	99.910%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.776%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage is in the amount of xx which was recorded on xx/xx/2020 in the favor of xx.
There is a civil judgments in the favor of xx in the amount of xx which was recorded on xx/xx/2011.
Annual taxes for the year of 2020 have been paid in the amount of xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The UPB is xx. The P&I is xx and PITI is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by Covid.
The borrower xx has been working at xx as a xx for 5 years
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"1st xx"xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0DWX17K3L6G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	54.848%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020 with xx | xx# xx
No assignment found in the updated title, however, the subject mortgage is with the original lender xx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
County first installment taxes for the year of 2021 have been paid in the amount of xx.
County second installment taxes for the year of 2021 have been due in the amount of xx.
No prior year's delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2021, the borrower is regular with his payments and the next payment is due for xx/xx/2021.The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the amount of xx. The P&I is in the amount of xx with an interest rate of 3.490%. As per the payment history the current UPB is in the amount of xx.	Collections Comments:The collection comment as of xx/xx/2021 shows that the borrower is performing with the loan. The borrower is regular with his payments and the next payment is due for xx/xx/2021.The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the amount of xx. The P&I is in the amount of xx with an interest rate of 3.490%. As per the payment history the current UPB is in the amount of xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the borrower's income impacted due to covid-19 pandemic. There are no comments found related to the subject property condition.
At time of origination Borrower is working in xx as CMA from 1 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.233%. The APR threshold is 4.350% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.583%    Allowed: 4.350%    Over by: +0.233%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3) "xx"xx due to loan being Uninsurable - Property Eligibility (xx) -- Property Ownership and/or Transfer History -- Restrictions on Resale/Flipping and/or owner of record requirements not met:The seller acquired the subject property on xx/xx/2020 which is less than 90 days from the date the purchase agreement was executed on xx/xx/2020.". However, supporting document to validate the issue is missing from loan files."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.583%      Allowed: 4.350%     Over by: +0.233%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3HO6EBRTY0F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.680%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual taxes for the year of 2020 have been paid in the amount of xx.
No prior year delinquent have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The UPB is xx. The current P&I is xx and PITI is xx.	Collections Comments:
The present status of the loan is in performing and the next due date of regular payment xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021.  No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/xx/2020 to xx/xx/2021.
The borrower xx has been working at xx as a xx for 43 years 1 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance for LTV>80%	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test.The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"xx guidelines"xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Mortgage Insurance Certificate missing (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NEE8U40L3B3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	40.483%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019.
Chain of assignment has been completed. Currently, the mortgage is with xx, which was recorded on xx/xx/2020.
No active judgments or liens have been found.
Annual taxes for the year of 2020 have been paid in the amount of xx.
No prior year delinquent have been found.
As per the review of the payment history, the borrower has been delinquent for 14 months and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. The UPB is xx. The current P&I is xx and PITI is xx.	Collections Comments:
The present status of the loan is in collections and the next due date of regular payment xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020. No repairs and damages have been found. The RFD is unable to be determined. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The 3 months FB plan was offered that began from xx/xx/2020 in the amount of xx, it was extended. No further details have been found.
The borrower xx has been working at xx as a xx. for 1 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required State Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.383%      Allowed: 6.00%     Over by: +1.383%"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated Finance Charge is xx for an under disclosed amount of -xx for Finance Charge under disclosure is unknown reasons.

																																																																																								Subject loan is a purchase, originated on xx/xx/2019 and the SOL is 1 year."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WQ2VVV62JGG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	No	No	xx	Not Applicable	40.887%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021.
Chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx/xx/2021.
There are 4 state tax liens in the total amount of xx which were recorded on different dates in the favor of xx.
There are multiple judgments in the amount of xx which were recorded on different dates with different plaintiffs.
1st, 2nd and 4th installment taxes of 2020 have been paid in the amount of xx.
3rd installment taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
The loan was originated on xx/xx/2021 and its first payment is due for xx/xx/2021.	Collections Comments:
The present status of the loan is in performing. The loan was originated on xx/xx/2021 and its first payment is due for xx/xx/2021.
 No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/xx/2021 to xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"xx" since this loan failed the prohibited fees test. The loan does charge fees not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: xx    Allowed: xx    Over by: +xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The loan does charge fees not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: xx    Allowed: xx    Over by: +xx

Prohibited Fees Test Inclusion-

HOA Fee paid by Borrower: xx
Notice of Settlement Fee paid by Borrower: xx

Pick up at closing fee paid by Borrower: xx
Real Estate Commission paid by Seller: xx
Title Closing Protection Letter (xx) paid by Borrower: xx
Warehousing Fee paid by Borrower: xx
Water paid by Seller: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PMN07Z4LL7C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	97.848%	97.848%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	3 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx. The chain of assignment has not been completed. No latest assignment has been found. No active liens and judgments found against the borrower. Taxes for the year 2020-2021 have been paid in the amount of xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/xx/2021 the borrower has been delinquent for 11 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of dated xx/xx/2021 the borrower has been delinquent for 11 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/xx/2020 the borrower's income has been impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is the Consummation date xx/xx/2020

This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(xx)
(xx)(xx) )
The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:
"xx" or "xx" or blank, and the initial closing disclosure delivery date is less than six business days (xx) before the
consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"xx" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (xx) before the consummation
date, or closing / settlement date if no consummation date is provided, of the transaction
The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(xx)(xx)(xx) no later than three business days before consummation."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Prohibited Fees Test:   Loan Data  xx  Comparison Data  xx   Variance   +xx

This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee
6 Discount Points"
* Loan does not conform to program guidelines (Lvl 3)     "xx" un insured - customer in FB - re purchase from GNMA ""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QNGYMXEH4PY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	No	No	xx	xx	59.115%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, with xx, with Instrument#xx The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx. No active judgments or liens have been found against the borrower. Annual Combined taxes of 2020 have been paid on xx/xx/2020 in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the borrower is performing with the loan. According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is unable to be determined from the latest servicing comments. No comment has been found stating that borrower's income is impacted due to Covid-19. No evidence has been found regarding damage or repairs in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Exceptions Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PA16L3959AX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	63.743%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated in xx/xx/2020 and recorded on xx/xx/2020.
Chain of assignment has been working at xx as xx which was recorded on xx/xx/2020.
No active judgments or liens found.
Annual county taxes of 2020 have been paid in the amount of xx.
Annual city taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xxand PITI is xx. The UPB is xx.	Collections Comments:
The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021.  The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by Covid.
The borrower xx has been working at xx as a xx for 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) xx.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx.""
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7V8N4UCXQNQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	89.992%	89.992%	Full Documentation	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	48.716%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated in xx/xx/2021 and recorded on xx/xx/2021. Chain of assignment has been completed. Currently, the mortgage is with xx. There is a judgment in the amount of xx which was recorded on xx/xx/2019 in the favor of xx. 1st and 2nd installment taxes of 2020 have been paid in the amount of xx. No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by Covid. The borrower David lee Been has been working at xx for 24 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) xx. VA Uninsurable loan,"xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
B1BUUNV1HOR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.560%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	2.500%	xx	xx/xx/2019	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with xx which was recorded on xx/xx/2007. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. No active judgments or liens found on the subject property.	As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 12 months. The last payment was received on xx/xx/2020 in the total amount of xx with the interest rate of 2.50% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 12 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.
The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx and the rate was starting from 2.500% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2059. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2059. The lender agrees to immediately forgive the amount of xx which exceeds 2% of loan amount.
No comments have been found regarding foreclosure in the latest collection comments.
No bankruptcy has been filed till date.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx and the rate was starting from 2.500% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2059. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2059. The lender agrees to immediately forgive the amount of xx which exceeds 2% of loan amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0WNXBGX71SO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Defect in Process	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2010	xx/xx/2010	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	61.092%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	2.500%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2010 in the xx for the amount of xx recorded on xx/xx/2010 with inst| xx no# xx

The chain of assignment has been completed.

There is an active judgment against borrower in the total amount of xx held by xx recorded on xx/xx/2014.

The property taxes for the year of 2020 have been paid in the amount of xx.
Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 5 months. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 2.500% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.	Collections Comments:As per the collection comments the loan is in foreclosure. Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 5 months. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 2.500% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.
Previous foreclosure has been already initiated and complaint was filed on xx/xx/2016. As per the comment date xx/xx/2021 foreclosure has been referred to attorney on xx/xx/2021.
Foreclosure Comments:Previous foreclosure has been already initiated and complaint was filed on xx/xx/2016. As per the comment date xx/xx/2021 foreclosure has been referred to attorney on xx/xx/2021.
Bankruptcy Comments:Not Applicable	The step interest only loan modification agreement was made on xx/xx/2019 with the borrower xx the lender xx. The modification has 5 year interest only period from xx/xx/2019 to xx/xx/2024.
The new principal balance of the loan is xx plus the deferred amount of xx to be paid at the rate of interest of 2.5% and P&I of xx from xx/xx/2019 to xx/xx/2059.
Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the tax service fee test.
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* DTI > 60% (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "xx"		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MOOB5VOV7A0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.730%	240	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	105.262%	105.262%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	4.000%	xx	xx/xx/2014	Financial Hardship	As per the updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2004 with lender xx on xx/xx/2004 for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
No active liens and judgments found against the borrower.
Annual county taxes for the year 2020 are paid in the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2021 the borrower has been delinquent for 3 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx and the deferrred balance is xx.	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of dated xx/xx/2021 the borrower has been delinquent for 3 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx and the deferrred balance is xx.
The comment dated xx/xx/2021 the file was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015.No further comments have been found regarding the foreclosure. The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was confirmed on xx/xx/2016.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:The foreclosure is initiated as per updated title report the lis pendens has been filed on xx/xx/2015 and recorded on xx/xx/2015 but no further information is available related to foreclosure in latest servicing comments.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was confirmed on xx/xx/2016.The POC was filed on xx/xx/2016 with the amount of claim of xx and amount of arrearage of xx.	The loan was modified on xx/xx/2014 with the 4 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 4.00% beginning from xx/xx/2014 and the new maturity date is xx/xx/2054.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx  Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA APR Test: FAIL Loan Data 8.185% Comparison Data 9.450%  Variance -1.265%
This loan failed the TILA APR test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx  Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

TILA APR Test: FAIL Loan Data 8.185% Comparison Data 9.450%  Variance -1.265%
This loan failed the TILA APR test.
The annual percentage rate (xx) is 9.450%. The disclosed APR of 8.185% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "xx"
* Not all borrowers signed TIL (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q8AEHJYOHWS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	13.681%	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	1.000%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 with instrument# xx in the amount of xx in favor of xx for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

2019 county 1st taxes have been paid in the amount of xx on xx/xx/2020.

2019 county 2nd taxes have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found in the updated title report.	As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 15 months. The last payment was received on xx/xx/2021 in the total amount of xx with the interest rate of 1.00% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:Loan currently is in foreclosure. As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 15 months. The last payment was received on xx/xx/2021 in the total amount of xx with the interest rate of 1.00% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.

The loan was modified on xx/xx/2019 with the 5 step amortization with the new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 1.000% beginning from xx/xx/2019 and the new maturity date is xx/xx/2059.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019 and the foreclosure proceedings were placed on hold when the borrower was loss mitigation file on xx/xx/2019. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019 and the foreclosure proceedings were placed on hold when the borrower was loss mitigation file on xx/xx/2019. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with the 5 step amortization with the new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 1.000% beginning from xx/xx/2019 and the new maturity date is xx/xx/2059.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TS6IPU8Y7T0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	74.619%	89.533%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.220%	First	Final policy	Not Applicable	xx	xx/xx/2011	xx	xx	2.000%	xx	xx/xx/2011	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.

There is active IRS Lien available in the updated title report against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2015.

The 1st installment of annual county taxes for the year 2020 has been paid in the amount of xx on xx/xx/2020.
The 2nd installment of annual county taxes for the year 2020 has been paid in the amount of xx on xx/xx/2021.

Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 1 month. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.	Collections Comments:Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 1 month. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case# xx and plan was confirmed on xx/xx/2017. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the complaint was filed on12/07/2015. But it was put on hold as debtor had filed bankruptcy on xx/xx/2016. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2016, the debtor shall make regular ongoing mortgage payment in the amount of xx monthly for 02 months & xx monthly for 58 months to the trustee.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the complaint was filed on12/07/2015. But it was put on hold as debtor had filed bankruptcy on xx/xx/2016. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case# xx and plan was confirmed on xx/xx/2017. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2016, the debtor shall make regular ongoing mortgage payment in the amount of xx monthly for 02 months & xx monthly for 58 months to the trustee.
The loan was modified on xx/xx/2011 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 2.000% beginning from xx/xx/2011 to the maturity date of xx/xx/2051.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to :

This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) ) The annual percentage rate (xx) is 4.394%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EDR0ELHU0W2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	99.186%	99.186%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	5.691%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	1.000%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx with lender is xx with Instr | xx# is xx

The chain of assignment has been completed .The last assignment is with xx.

No active liens and judgment have been found.

1st installment county taxes of 2020 have been paid in the amount of xx.
1st installment county taxes of 2019 have been paid in the amount of xx.
2nd installment county taxes of 2019 have been paid in the amount of xx.
Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 2 months. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 1.00% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.	Collections Comments:The loan is currently in collections. Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 1 month. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 1.00% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.

The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs are found.

As per comment dated xx/xx/2021 the borrower's income is impacted by covid-19.The borrower had requested for forbearance plan. The forbearance plan starts on xx/xx/2021 to xx/xx/2021.

The loan was modified on xx/xx/2019. The new modified principal balance is in the amount of xx with an interest rate of 1.00%and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date is xx/xx/2059..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019. The new modified principal balance is in the amount of xx with an interest rate of 1.00%and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2019. The maturity date is xx/xx/2059..
Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the IL state. The following state disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice
																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GT2POHIR0BE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.790%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	88.328%	88.328%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual Combined taxes for the year of 2020 have been delinquent on xx/xx/2021 in the amount of xx and good through was xx/xx/2021.
Annual combined taxes for the year of 2020 are due on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 10.790%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in Bankruptcy. As per the payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 10.790%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comment has been found reason for default.
According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016. The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 60 months under Chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"xx"xx"2004 BRIDGIER."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OZ42OJGISDH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	30.015%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	3.500%	xx	xx/xx/2020	Financial Hardship	Review of updated title report dated xx/xx/2021 shows subject mortgage was originated on xx/xx/2006 in the amount of xx with xx, and it was recorded on xx/xx/2006. The chain of assignment is complete. The loan is currently the assignment with xx, as trustee for xx. No active judgments or liens found Annual county taxes of 2020 have been paid off in the amount of xx on xx/xx/2020. No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 0 month and the next due date of payment is xx/xx/2021. The last payment (xx) was received on xx/xx/2021 in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 3.500%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/2021. No foreclosure has been noted. No bankruptcy has been filed. The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 0 month and the next due date of payment is xx/xx/2021. The last payment (xx) was received on xx/xx/2021 in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 3.500%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance in the amount of xx. The loan was Modification on xx/xx/2020. The borrower had given promise to pay the UPB of xx with interest rate of 3.500% with xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2060. The UPB that has been amortized is xx as an interest bearing amount. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. No further details have been found. As per review of servicing comment, the subject property owner occupied with good condition. The review of latest servicing comments, the borrower was inquiring about loss draft claim. However, no more details found about the damage and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2020. The borrower had given promise to pay the UPB of xx with interest rate of 3.500% with xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2060. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E7R0WU4TOMY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	79.900%	79.900%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Unavailable	44.790%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2019 in favor of xx for xx in the amount of xx which was recorded on xx/xx/2019 under Instru#xx The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual Combined Taxes for 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per provided tape data as of xx/xx/2021 the loan is performing. The last payment received date is not mentioned and next due date is xx/xx/2021. The current P&I is xx and rate of interest is 5.750%. The current UPB reflected is in the amount of xx.	Collections Comments:As per provided tape data as of xx/xx/2021 the loan is performing. The last payment received date is not mentioned and next due date is xx/xx/2021. The current P&I is xx and rate of interest is 5.750%. The current UPB reflected is in the amount of xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as "xx" at "xx" for 360 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Prohibited Fees First Lien test due to Fees charged xx Fees threshold xx Over By +xx
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"Note Defect- Only 1 borrower should have signed Note.-Borrower will not cooperate."
Mortgage Document has the signature of both borrowers (xx) whereas Final Application(xx) has only one borrower signature (xx)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2ZUH39I5R35	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	$386.44	xx	4.500%	360	xx/xx/2009	xx/xx/2009	VA	ARM	Refinance	100.000%	100.000%	Unavailable	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.875%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 with the "xx" and which was recorded on xx/xx/2009 in the amount of xx.
The Chain of assignment has been completed. Currently, the assignment is with the xx which was recorded on xx/xx/2015.
There are two State Tax Liens recorded against the Borrower in the total amount of xx in the favor of "xx", and which were recorded on xx/xx/2020 and xx/xx/2021 respectively.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 11 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2021, the borrower is delinquent for 11 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Available servicing comments and tape data shows that the Foreclosure was initiated on the subject property. The file was referred to Attorney on xx/xx/2019.  As per the Updated Title report located at "xx", the Lis-Pendency was filed with the court with the Case # xx on xx/xx/2019. Judgment was entered on xx/xx/2019. As per the comment dated xx/xx/2020, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2020 and the debtor shall pay P&I to the trustee in the amount of xx for 8 months and xx for 52 months. The schedule D of Voluntary Petition shows the claim in the amount of xx and the value of collateral is xx hence the unsecured amount is xx. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	The loan modification agreement was made on xx/xx/2018 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 4.875% beginning from xx/xx/2018 till the maturity date of xx/xx/2048. The interest bearing amount is xx.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx xx -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx xx -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
TILA APR Test: FAIL 3.451% 3.320% +0.131%
This loan failed the TILA APR test.
The annual percentage rate (xx) is 3.320%. The disclosed APR of 3.451% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "Subject property Is located in South Carolina State. However below State Disclosures are missing from loan file;
1) Agent Preference Disclosure
2) Casualty Insurance Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EO6N1G232EP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	102.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.501%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 in the favor of xx for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/2020.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2020 in the favor of xx.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of xx.
No prior year delinquent have been found.
As per the review of the payment history, the loan has been delinquent for 60+days and per tape the next payment is due for xx/xx/2021. The last payment received details have not been mentioned. The UPB is xx.	Collections Comments:As per the review of the payment history, the loan has been delinquent for 60+days and the per tape next payment is due for xx/xx/2021. The last payment received details have not been mentioned. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid.
The borrower xx has been working at xx as a xx for 9 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"xx 1: Early Payment Default Early Payment Default - Borrower is due due for xx/xx/2021 Supreme will retain the 2nd lien"xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IXAP3DLMC0J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.296%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 in the favor of xx for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
The taxes information is not mentioned.

As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid.
The borrower xx has been working at xx as a xx for 5 years 6 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed PA License Validation Test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
																																																																																								The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."	* ComplianceEase HOEPA Test Incomplete (Lvl 1) "xx"	Moderate	Not Tested	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IKTT5WF7BU5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	89.992%	89.992%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Primary	Yes	No	No	xx	Not Applicable	44.074%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.625%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
There is Code enforcement lien against the subject property in the favor of xx recorded on xx/xx/2020.
Combined annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.625%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.625%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 3.625% beginning on xx/xx/2021 till maturity date of xx/xx/2051. The collection comments are missing. Therefore COVID review has not been performed.
Currently, the borrower is working at xx from 9 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. the result of the construction to perm financing. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 3.625% beginning on xx/xx/2021 till maturity date of xx/xx/2051.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID construction term and interest validation test. This loan is a construction to permanent loan but there is no "The construction period interest reserve" in the loan file. This information is necessary to accurately determine the APR for a single-transaction construction to permanent loan."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 1.559%. The APR threshold is 4.690% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 6.249%      Allowed: 4.690%      Over by: +1.559%"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx. Subject loan is a purchase, originated on xx/xx/2020 and the SOL is 1 year.

2. This loan failed the TILA APR test. The annual percentage rate (xx) is 6.249%. The disclosed APR of 4.414% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a purchase, originated on xx/xx/2020 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 6.249%      Allowed: 4.690%      Over by: +1.559%"
																																																																																								* Property is Manufactured Housing (Lvl 2) "xx"xx to xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VTBPFKVSZSV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.250%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. According to comment dated xx/xx/2020, the subject property had damages due to water on xx/xx/2020. The property needs repairs. The loss draft check has been received on xx/xx/2020 with the check# 95841 in the amount of xx. As per the comment dated xx/xx/2021, the loss draft has been received on xx/xx/2021 in the amount of xx with the check# 152011. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don't have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Currently, the borrower is working at xx from 55 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Initial LE Dated xx/xx/2019 does not reflect Loan Origination Fee. Initial CD reflects Loan Origination Fee at xx paid by Lender.
Total tolerance violation is xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the charges that cannot increase test. Initial LE Dated xx/xx/2019 does not reflect Loan Origination Fee. Initial CD reflects Loan Origination Fee at xx paid by Lender.
Total tolerance violation is xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Initial LE Dated xx/xx/2019 does not reflect Loan Origination Fee. Initial CD reflects Loan Origination Fee at xx paid by Lender.
Total tolerance violation is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing Required State Disclosures (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IA5A8OMHW6G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.161%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.000%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2015 in the favor of xx for xx, LP.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of xx.
Annual utility charges of 2020 have been paid in the amount of xx
No prior year delinquent have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid. The borrower xx has been working at xx as a xx for 3 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx and the lender xx on xx/xx/2018.
The UPB is xx. The borrower promises to pay P&I in the amount of xx with an interest rate of 4.000%, beginning from xx/xx/2018. The maturity is xx/xx/2058.
Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, the loan has below issues:-

1.  08 /01/2020 - Info had to be corrected because the income was overstated by xxK should have been xxK instead of xxK
2. xx/xx/2020 - Loan was modified by XXXX back in 2018 to a 40 year term and the rate dropped from 4.375% to 4%."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -xx"
* Missing Required Disclosures (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 68.749%, the Borrower income was reflect as seller tape overstated by xxk should have been xxK instead of xxK and total expenses are in the amount of xx.
																																																																																								with a DTI of 68.749%"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XVJERGA3QS9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	102.116%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.328%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
There is junior mortgage was originated with the lender "xx" for the amount of xx recorded on xx/xx/2021.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.375%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.375%. The loan has not been modified. The collection comments are missing. Therefore COVID review has not been performed.
Currently, the borrower is working at xx from 13 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "- This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

-  This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DFB74V0V3G3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Secondary	Yes	Yes	Yes	xx	Not Applicable	20.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2018 in favor of xx for xx in the amount of xx which was recorded on xx/xx/2018 under Bk/Pg#xx . The chain of assignment has been completed as the mortgage is currently with the current assignee MERS as nominee for xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual Combined Taxes for 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

As per review of latest payment history as of xx/xx/2021 the loan is performing. The last payment was received on xx/xx/2021 in the total amount of xx with the interest rate of 5.50% and P&I xx for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current UPB reflected is in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2021 the loan is performing. The last payment was received on xx/xx/2021 in the total amount of xx with the interest rate of 5.50% and P&I xx for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current UPB reflected is in the amount of xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as "xx" at "xx" for 37 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"xx" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.339%. The APR threshold is 6.050% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 6.389%      Allowed: 6.050%      Over by: +0.339%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The loan does charge fee(xx) not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: xx   Allowed: xx   Over by: +xx

Prohibited Fees Test Inclusion-

Repair Escrow Holdback paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller's tape is showing an alert that the reserve requirement was xx short of what the AUS required on this loan. Details are not provided to confirm the same."	* ComplianceEase Exceptions Test Failed (Lvl 2) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx) that is after the Revised Closing Disclosure Delivery Date (xx). However, the method of delivery is marked as "xx""
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of xx on final CD dated xx/xx/2018.
																																																																																								The Provided PCCD reflects the cumulative Fees in B section increased of 15.000% with the amount of xx in Creditor'xx's Providers fees and a valid COC is required. However, there is a Non-specific Lender Credit has been provided on final CD for xx to cure it."		Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
H1E5JPSR1T6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	51.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2020 in favor of xx for xx in the amount of xx which was recorded on xx/xx/2020 under Instru#xx The chain of assignment has been completed as the mortgage is currently with the current assignee xx. No active judgments or liens have been found against the name of borrower or subject property. The annual Combined Taxes for 2020 have been paid in the amount of xx. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2021 the loan is performing. The last payment was received on xx/xx/2021 in the total amount of xx with the interest rate of 3.625% and P&I xx for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current UPB reflected is in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2021 the loan is performing. The last payment was received on xx/xx/2021 in the total amount of xx with the interest rate of 3.625% and P&I xx for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current UPB reflected is in the amount of xx. The loan has not been modified since origination. No evidences have been found regarding the current/prior foreclosure proceedings. The subject property is owner occupied and no visible damages were reported. As per PACER report borrower has not filed bankruptcy since loan origination. At the time of loan origination borrower was working as "xx" at "xx" for 28 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "xx"xx/xx"xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZUPT1K9PR1O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Cash Out	51.943%	51.943%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.548%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018.
The chain of the assignment has been completed. The latest assignment is with xx 2019-2, xx, not in its individual capacity but solely as a Trustee which was recorded on xx/xx/2020.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2020-21 have been paid in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2021 total in the amount of P&I xx with the rate of interest of 5.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2021 total in the amount of P&I xx with the rate of interest of 5.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for the 3 months of forbearance plan which was started from xx/xx/2021 to xx/xx/2021. As per the final application, the borrower is working in xx as a Purchasing Specialist from 41 months.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest 24 months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx"xx"xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FDBLYTNRO19	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.335%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	32.286%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and which was recorded on xx/xx/2019 with the book/page #xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx, not in its individual capacity but solely as Trustee was recorded on xx/xx/2020.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/xx/2019 in the amount of xx in favor of xx.
Annual combined tax of 2021 is due in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 13 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 13 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
No latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the 1003 document the borrower is an owner of xx since 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed NY Subprime Home Loan Initial Loan Estimate Delivery Date Validation Test.
The initial loan estimate delivery date was not provided.
The initial loan estimate delivery date is required to determine the "fully indexed rate" as used in the New York subprime home loan definition."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 1.258%. The APR threshold is 6.480% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.738%    Allowed: 6.480%    Over by: +1.258%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged : xx   Allowed : xx   Over By : +xx

This loan has failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged : xx   Allowed : xx   Over By : +xx"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 7.738% Allowed: 6.480% Over by: +1.258%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I36HG73V1BA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	90.000%	90.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	43.267%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019, in the amount of xx with xx.

The chain of assignment has been completed.

There is Child Support Lien against the xx in favor of xx recorded on xx/xx/2020.

1st and 2nd county taxes for the year 2020/2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower was delinquent for 14 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of 7.500%. As per comment dated xx/xx/2021, Loan modification was finalized and the next due date is xx/xx/2021. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2021, the borrower was delinquent for 14 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of 7.500%. As per comment dated xx/xx/2021, Loan modification was finalized and the next due date is xx/xx/2021. The current UPB reflected as per the payment history is in the amount of xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comments pertaining damage to the property were observed.

As per comment dated xx/xx/2021, Loan modification was finalized.

As per comment dated xx/xx/2021, the reason for default is curtailment of income as borrower's income is impacted by covid-19.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional ARM rate mortgage with P&I of xx with the rate of interest 7.500% and a maturity date of xx/xx/2049. The P&I as per payment history is the xx and rate of interest is 7.500%. According to payment history the loan was modified with xx. However, Modification agreement is missing in the file.	Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) xx.""
* ComplianceEase HOEPA Test Incomplete (Lvl 3)     "This loan is not tested against the high-cost mortgage APR threshold since the subject loan is an ARM & an index value is not provided in the loan file. Operative index value could be not determined using the available loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.661%. The APR threshold is 6.350% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 7.011%      Allowed: 6.350%      Over by: +0.661%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (xx) disclosure

2. Fraud Guard Report"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* Missing proof of hazard insurance (Lvl 2) "xx"		Moderate	Not Tested	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MLF4C5JQTRV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.585%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	85.000%	85.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and which was recorded on xx/xx/2019 with the instrument #xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in foreclosure. According to the payment history as of xx/xx/2021, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx excluding the deferred balance of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
No latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the 1003 document the borrower is an owner of xx since 8 years.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2021, the file was referred to an attorney on xx/xx/2021. As per the comment dated xx/xx/2021, the foreclosure current status is active.
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application
Loan Program Info Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee
6 Discount Points
FAIL
The discount points and origination fee test was not tested against this loan.
This loan was applied for on or after the November 22nd, 2018. On or after this date, bankers may charge both an origination fee and discount points. Likewise, on or after this date, brokers may not charge discount points."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM Points and Fees Test due to Fees charged xx Fees threshold xx. Over By +xx
The below fees were included in the test:

Mortgage Broker Fee (xx) xx paid by Lender
Commitment Fee xx paid by borrower"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx" Active Foreclosure ""
* Loan program disclosure missing or unexecuted (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required State Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Tested	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PJ57JB0ZBRQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.960%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	84.507%	84.507%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	No	No	xx	Not Applicable	38.408%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st, 2nd, 3rd and 4th combined taxes for the year 2020 and 2021 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.960%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.

According to payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.960%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2020, the foreclosure was initiated in the loan by filing referred to attorney on xx/xx/2020. No further details have been found.

As per comment dated xx/xx/2020, the reason for default is curtailment of income as borrower's income is impacted by covid-19.

No comments pertaining damage to the property were observed.

The loan hasn't modified since origination.

No post close bankruptcy record has been found.
Foreclosure Comments:As per comment dated xx/xx/2020, the foreclosure was initiated in the loan by filing referred to attorney on xx/xx/2020. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 1.392%. The APR threshold is 5.740% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.132%    Allowed: 5.480%    Over by: +1.392%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by the Borrower(xx).  State required."
* Missing Required Disclosures (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.132%      Allowed: 6.740%     Over by: +0.392%"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X9ZZHWDIGRZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.135%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	10.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2019 with the lender xx. which was recorded on xx/xx/2019. The chain of the assignment has been completed. The latest assignment is with xx 2019-2 xx, Not In Its Individually Capacity But Solely As Trustee which was recorded on xx/xx/2020. There is a senior mortgage in the favor of xx in the amount of xx which was recorded on xx/xx/1998. There is a senior mortgage in the favor of xx in the amount of xx which was recorded on xx/xx/2006. There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2013. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower has been delinquent with the loan for 18 months and the last payment was received on xx/xx/2019 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 18 months and the last payment was received on xx/xx/2019 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx. As per the comment dated xx/xx/2021, the reason for default is the borrower's income is impacted by covid-19. No comments have been found regarding foreclosure in the latest servicing comments. No comments have been found regarding bankruptcy in the latest servicing comments. The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Missing proof of hazard insurance (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial loan estimate delivery date test (xx) due to one of the following: (12 CFR §1026.19(xx)(xx)(xx)(xx))
The initial loan estimate delivery date is later than the third business day (xx) after the creditor or broker receives the consumer's written application.

Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be xx regardless of the actual values on the disclosure.

This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(xx))
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed Charges that cannot increase 0% Tolerance test and Charges that in total cannot increase more than 10% test due to loan failed Initial Loan Estimate Delivery and timing test. Document tracker proving the Loan Estimate was delivered within 3 business days from the Initial Application date xx/xx/2018 is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LS96I019NVR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	36.104%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019 with instrument#xx | Book/Page#xx . There is no chain of assignment as the subject mortgage is with the original lender. No active judgments or liens have been found against the borrower/subject property. Combined 1st installment taxes of 2021 have been paid in the amount of xx on xx/xx/2021 and 2nd installment taxes are due in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 7 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the total amount of PITI is xx which includes P&I of xx, which was applied for the due date of xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 7 months with the loan and the next due date for the regular payment is xx/xx/2020. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2021 states the reason for default is unemployment. The collection comment dated xx/xx/2020 states the borrower's income impacted by covid-19 pandemic. The forbearance plan has been approved for 3 months that began from xx/xx/2020 to xx/xx/2020. The collection comment dated xx/xx/2020 states the forbearance plan has been extended till xx/xx/2021. No further details have been found. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx from 20 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx Calculated Finance Charge xx for an under disclosed amount of xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

Subject loan is a purchase, originated on xx/xx/2019 and the SOL is 1 year."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MRD8AH104FV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.960%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	39.394%	39.394%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.651%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx . No chain of assignments found. Hence unable to determine last assignee. 2nd,3rd and 4th installment Combined Taxes of 2021/2022 have been due on different dates in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is collection. According to the payment history as of xx/xx/2021, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. According to the collection comment dated xx/xx/2021, the RFD is curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding Foreclosure. No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:According to the collection comment dated xx/xx/2020, the foreclosure was initiated in 2021.The file was referred to attorney completed on xx/xx/2020.However,as per comment dated xx/xx/2020, the FC put on hold due to retention program.

Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the NY subprime home loan test.APR Calculated 7.396% APR Threshold 5.570% Over By +1.826%.

Loan fails "xx" APR Calculated 7.396%. APR Threshold is 5.360%. Over by +2.036%.

This loan has points and fees that exceed the points and fees threshold due to Fees chargedxxFees threshold xx Over By +xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower xx
Processing Fee paid by Borrower xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM Points and Fees Test due to Fees chargedxxFees threshold xx Over By +xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower xx
Processing Fee paid by Borrower xx
Underwriting Fee paid by Borrower: xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "xx"xx priced mortgage loan test"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8HLADOU523A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,052.12	Unavailable	5.305%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	78.678%	78.678%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.949%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx with xx.

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

1st and 2nd county taxes for the year 2020 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.305%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collection.

According to payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.305%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property is owner occupied. No comments pertaining damage to the property were observed.

As per comment dated xx/xx/2021, the reason for default is curtailment of income as the borrower's income is impacted by covid-19.

As per comment dated xx/xx/2020, 3 months RPP was approved which will begin from xx/xx/2020 to xx/xx/2020.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Right of Rescission
Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* Right of Rescission missing or unexecuted (Lvl 3)     "xx"
* The final 1008 is missing (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance Charge is xx.Loan failed TILA Finance Charge Test for an under disclosed amount of xx for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

																																																																																								Subject loan is a refinance, originated on xx/xx/2020 and the SOL is 3 years."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TGM92HYCG08	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.907%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.947%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and which was recorded on xx/xx/2020 with the instrument #xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 15 months. As per the tape data as of xx/xx/2021, the last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 15 months. As per the tape data as of xx/xx/2021, the last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
No latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the 1003 document the borrower is an Owner/Manager of xx since 2 years and 5 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing DU/GUS/AUS Notice of Servicing Transfer Right of Rescission Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx"xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx,
Application Fee paid by Borrower:1490.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue:Under Review For Workout (xx). Supporting documents to validate the issue is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* Right of Rescission missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7LGYACUX7TU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	Yes	xx	xx	33.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020 and xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.500%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx from 25 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx"xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9V0N1I87AZA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	49.650%	49.650%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	16.959%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx.xx in the amount of xx, which was recorded on xx/xx/2019 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Town 1st half taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
Town 2nd half taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, the borrower's income is impacted by Covid-19. FB plan was approved for 3 months which was started on xx/xx/2020. However, no further details have been found.
As per comment dated xx/xx/2020, the reason for default was Curtailment of income.
The borrower xx has been working at xx for 2 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2020. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061. This loan was modified once.	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. FAIL
This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure dates and personal delivery validation test.
This loan contains either:
A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; or
The Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.
However, the method of delivery is marked as xx and method of delivery are correct."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx 10% xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

E-Doc (xx) paid by Borrower: xx
Real Estate Commission Seller Paid paid by Seller: xx
Seller Attorney Fee paid by Seller: xx
Title - Transaction Fee paid by Borrower: xx
Title Attendance Fee paid by Borrower: xx
Title Closing Protection Letter (xx) paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"xx on the master deed to the condo property was changed at some point so it's wrong, and has been wrong for years now. A review of the master deed & amendments: original MD name XXXX..... property address xx unit 65B 1.4836% 1st Amendment xx/xx/1990 changed unit # to 65B & percentage to 1.4836% 2nd Amendment xx/xx/1990 amended to allow pets 3rd Amendment xx/xx/2012 changed the name of the condo association to XXXX Hall Condo Assoc....... changed unit # to 5B & percentage to 1.3869% File closed as xx NJ unit 65B with 1.4836% and the condo assoc as XXXX Condo Assoc. ""			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
G37MJPOSQOD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Cash Out	66.845%	66.845%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx. The chain of assignment has not been completed. No latest assignment has been found. There are no active liens and judgments found against the borrower. Taxes for the year 2019 are paid in the amount of xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/xx/2021 the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2021 the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/Eligible with 45.77%."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan Fails Prohibited Fees First Lien Test fees charged +xx. The below fees were included in the test: - Title - IOWA Title Guarantee Fee paid by Borrower: xx - VA Termite/Pest Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"Mortgage/Program Eligibility.   VA COE/Entitlement: 1802a signed.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SNG5J3Y2HFL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Cash Out	63.636%	63.636%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.524%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019 Instrument# | Book/Page#xx xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 1st half taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
County 2nd half taxes for the year of 2020 have been paid on xx/xx/2021 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.500%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.500%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
The Borrower xx was retired person for 10 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues.
"Mortgage/program eligibility. COE same name but different SS. Apparently the DD214 has SS# reflected on the CEO. T.
Borrower's SS# in empower. Xxx-xx-1680 DOB xx/xx/2043
SS# on the COE: xxx-xx-4501 DOB xx/xx/2043
According to VA his VA benefits are paid out to the SS# on the COE xxx-xx-4501""	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Loan Origination Fee Test.
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (xx).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender'xx's costs and services which are not reimbursable as "xx"
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is xx and allowed is xx it is undercharged by xx.

Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K9O1DGY4G4C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Cash Out	76.613%	76.613%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	No	No	xx	xx	42.662%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019 Instrument# | Book/Page#xx xx
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 1st half taxes for the year of 2020 have been paid on xx/xx/2021 in the amount of xx.
County 2nd half taxes for the year of 2020 are due on xx/xx/2021 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 6.000%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 6.000%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
The Borrower xx has been working at xx for 20 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the loan origination fee test.
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount. Loan data reflects Loan Origination Fee at xx and comparison data shows at xx. However , Variance amount is xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue,'xx'.
																																																																																							Subject property is subject to repair.However , required Completion report is missing from loan file."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GEMP293E1OQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	54.640%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx with xx.

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

Annual county taxes for the year 2020 have been paid in the amount of xx on xx/xx/2020.

Annual city taxes for the year 2020 have been paid in the amount of xx on xx/xx/2020.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is curtailment of income.

As per comment dated xx/xx/2021, the subject property is occupied by unknown party. No comments pertaining damage to the property were observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fees below are the fees.
Initial LE dated xx/xx/2020 does not reflects Points - Loan Discount Fee, However Revised CD dated xx/xx/2020 reflects addition of Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2020 reflects Credit Report Fee at xx, However Revised CD dated xx/xx/2020 reflects increase of Credit Report Fee at xx."
* Credit score does not meet guidelines (Lvl 3)     "Seller tape reflects following issue:
DTI exceeding max for program with a gift. FHA purchase with Gift funds , Midscore is 675 and debt ratio is at 54.64%. Minimum credit score requirement not met."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2AEKIKCL943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx with xx.

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

Annual combined taxes for the year 2020 have been paid in the amount of xx on xx/xx/2020.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment unable to determine the reason for default.

The loan hasn't modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.544%. The APR threshold is 4.800% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.344%    Allowed: 4.800%    Over by: +0.544%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated xx/xx/2020  reflects Loan Credit report Fee at xx.
However, Revised CD dates xx/xx/2020  reflects Credit report Fee at 20.36. This is an increase of xx for charges that cannot increase 0% Tolerance tests."
* Higher Price Mortgage Loan (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2SXXXUPIFLF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3NPKJERVNK6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	64.184%	64.184%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2020 in favor of xx for xx in the amount of xx which was recorded on xx/xx/2020 under Bk/Pg# xx . The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual Combined Taxes for 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 10 months. The last payment was received on xx/xx/2020 in the total amount of xx with the interest rate of 3.50% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 10 months. The last payment was received on xx/xx/2020 in the total amount of xx with the interest rate of 3.50% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.

The comment dated xx/xx/2020 states that borrower has been impacted by Covid-19 and forbearance plan for 3 months was approved which was begun from xx/xx/2020. As per latest comment dated xx/xx/2021 the RFD is curtailment of income. No more details are available. At the time of loan origination borrower was working as "xx" at "xx" for 3 months.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Finance charge disclosed on Final CD as xx. Calculated Finance Charge xx for an under disclosed amount of -xx.

																																																																																								Subject loan is a refinance, originated on xx/xx/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SU3ZPDWL7LE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Refinance	67.268%	67.268%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2020 with the lender xx. xx in the amount of xx, which was recorded on xx/xx/2020. No assignment has been found. The current assignment is with the lender xx. xx. There are ten IRS liens open against the name xx filed by the Department of Treasury-IRS with the different amount and they were recorded on different dates; however, the property address and SSN# mentioned on each document do not match with the subject property and SSN# respectively. There is an open notice of assessment against the subject property filed by xx. The plan was started in 2017 and ends in 2036. The total estimated cost of this program is xx which was recorded on xx/xx/2017. Annual combined taxes for the year 2020 have been paid total in the amount of xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.00%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.00%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx. The borrower is performing with the loan. Hence, no reason for default. No modification, forbearance details are available in recent collections comments. No foreclosure activity has been found. No pertaining bankruptcy-related details have been found. No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found. As per the final application, the borrower is working in the xx as a Police Officer from 144 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase RESPA Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"Mortgage/Program Eligibility. VA COE/Entitlement: Initial IRRRL comparison certificate.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Fail	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4FSX616V4WK	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.499%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 in the favor of xx for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual County taxes of 2020 have been paid in the amount of xx.
Annual school taxes of 2020 have been paid in the amount of xx.
Annual combined taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
As per the comment dated 18/2021, the borrower's income was impacted by Covid. No further details have been found.
The borrower xx has been working at xx as a xx for 8 years 9 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx) that is after the Revised Closing Disclosure Delivery Date (xx). However, the method of delivery is marked as "xx""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx"xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of xx on final CD dated xx/xx/2019.
Provided initial LE dated xx/xx/2019 reflects the Credit Report Fee as xx, however, the final CD reflected it as xx. There is a total fee increased of xx for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of xx on final CD dated xx/xx/2019.
Provided final CD reflects the cumulative Fees in B section increased of 16% with the amount of xx in Creditor'xx's Providers fees and a valid COC is required.

3. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of xx on final CD dated xx/xx/2019."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, seller defect shows BWR was not employed at closing. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3OH3Z2LVKA6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2018 in favor of xx for xx in the amount of xx which was recorded on xx/xx/2018 under Instru# xx The chain of assignment has been completed as the mortgage is currently with the current assignee United Wholesale Mortgage.

No active judgments or liens have been found against the name of borrower or subject property.
The annual Combined Taxes for 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 12 months. The last payment was received on xx/xx/2020 in the total amount of xx with the interest rate of 5.250% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2021 the loan is in delinquency for 12 months. The last payment was received on xx/xx/2020 in the total amount of xx with the interest rate of 5.250% and P&I xx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.

As per comment dated xx/xx/2020 borrower has been impacted by Covid-19 and forbearance plan was provided.The comment dated xx/xx/2021 also states that 3 months forbearance plan was provided and forbearance extension letter was sent on xx/xx/2021. No more details are available. At the time of loan origination borrower was working as "xx" at "xx" for 264 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of xx on final CD dated xx/xx/2018.
Provided initial LE dated xx/xx/2017 reflects the Loan Discount Fee as xx, however, the final CD reflected it as xx. There is a total fee increased of xx for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, seller defect shows undisclosed debt at closing. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PP0XYUR5XUD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	50.231%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 in the favor of xx for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded xx/xx/2019.
There is a judgment in the favor of xx which were recorded on different dates.
There are 6 state tax liens in the favor of xx in the amount of xx which was recorded on xx/xx/2017.
1st and 2nd installment county taxes of 2022 have been due in the amount of xx.
3rd installment town taxes of 2021 have been past due in the amount of xx.
4th instalment town taxes of 2021 have been due in the amount of xx.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by Covid.
The working details of the borrower xx have not been mentioned.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Prohibited fees test.
E-Doc (xx) paid by Seller: xx
Title Review Fee paid by Seller: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed Charges that in total cannot Increase more than 10% due to delivery and timing test fail of initial Loan Estimate. Initial LE delivery date is xx/xx/2019 which is not within 3 business days from initial application dated xx/xx/2019.

TRID Violation due to loan failed charged that cannot increase test due to delivery and timing test fail of initial Loan Estimate. Initial LE delivery date is xx/xx/2019 which is not within 3 business days from initial application dated xx/xx/2019.         ."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EAL2R5ARUU2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 with book/page# xx .
No assignment has been found. The current assignment is with the lender xx.
There is an active junior mortgage open against the subject property in the favor of xx for the amount of xx which was recorded on 3/259/2021 with Book/Page# xx .
There are three active civil judgments prior to vesting deed open against the borrower xx, the first in the favor of xx for the amount of xx which was recorded on xx/xx/2011, the second in the favor of xx for the amount of xx which was recorded on xx/xx/2019 and third in the favor of xx for the amount of xx which was recorded on xx/xx/2015.
Tax certificate is not available.
According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 2.625%, which was applied for the due date of 8/12021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 2.625%, which was applied for the due date of 8/12021. The UPB reflected in the latest payment history is in the amount of xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower's employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"creditor's provider fees" in Section E for a Recording Fee (xx ). Valid COC required to clear violation.

																																																																																							TRID Violation due to a fee increase on LE dated xx/xx/2021. LE dated xx/xx/20120 reflects a Transfer Taxes at xx however, Revised CD dated xx/xx/2021 reflects the Transfer Taxes at xx. This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LSFZG4FBC23	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	66.669%	66.669%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with xx. in the amount of xx which was recorded xx/xx/2019.
No assignment of mortgage has been found.
There is a junior mortgage with lender, xx which was recorded on xx/xx/2021.
No active judgments or liens have been found.
Property taxes of 2020 are paid on xx/xx/2020 in the amount of xx. Property taxes of 2021 are due in the amount of xx.
No delinquent taxes were found.
As per payment history as of xx/xx/2021, the borrower is current with loan payments. The next due date is xx/xx/2021 and the last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The UPB reflected in the payment history is xx.	Collections Comments:
According to servicing comments as of xx/xx/2021, the loan is performing.  As per payment history as of xx/xx/2021, the borrower is current with loan payments. The next due date is xx/xx/2021 and the last payment was received xx/xx/2021 in the amount xx which was applied for the due date of xx/xx/2021. The UPB reflected in the payment history is xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found.
No evidence of bankruptcy was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years.
 This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76VAEV9ZOEJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	93.388%	93.388%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	21.291%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.750%	xx	xx/xx/2020	Financial Hardship	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2017 with the lender xx. in the amount of xx, which was recorded on xx/xx/2017.
The chain of assignments has been completed. The current assignment is with xx which was recorded on xx/xx/2019.
There are two active civil judgments against the borrower xx, the first in the amount of xx filed by xx, and the second was filed by xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.725%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.725%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
The borrower is current with the loan. Hence, no reason for default.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working in xx as an IT Manager from 240 months.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure sale date was scheduled several times, the last time sale was scheduled on xx/xx/2020; however, the foreclosure file was put on hold due to the loss mitigation.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2020, between the borrower "xx" and the lender "xx". The borrower promises to make a monthly payment of xx with a rate of interest of 3.750%, beginning from xx/xx/2020 till the maturity date of xx/xx/2050. The new principal balance stated in the Modification is in the amount of xx.	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees Test due to Fees Charged: xx Fees Threshold xx Over by +xx. The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "- Loan failed Qualified Mortgage Safe Harbor Threshold due to APR Charged 6.109% APR Threshold 5.450% Over By +0.659%.

-Loan failed Qualified Mortgage Points and Fees test due to Fees charged xx Fees threshold xxOver By +xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PQXZON6A3F0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	347	xx/xx/2020	xx/xx/2020	USDA	Fixed	Refinance	104.039%	104.039%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	13.479%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, with MERS as nominee for xx. with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower's income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as an Assistant Supervisor from 0.43 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. Due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx" FHA uninsured "xx"	* LTV or CLTV exceeds 104% (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
C9VA1A1TA6I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Refinance	97.877%	97.877%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.

The chain of assignment has been completed.

No active liens and judgment have been found.

Town 1st installment of tax for the year of 2021 has been paid in the amount of xx on xx/xx/2021.
Town 2nd installment of tax for the year of 2021 has been paid in the amount of xx on xx/xx/2021.
Town 3rd installment of tax for the year of 2021 has been paid in the amount of xx on xx/xx/2021.
Town 4th installment of tax for the year of 2021 has been due in the amount of xx on xx/xx/2021.
Utilities annual taxes of 2021 have been delinquent in the amount of xx on xx/xx/2021.
Utilities annual taxes of 2021 have been delinquent in the amount of xx on xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"creditor's provider fees" in Section F for a Transfer Taxes Fee xx. Valid COC required to clear violation."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* The COC is missing (Lvl 3) "xx"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:

Application fee
Origination Fee
Lock in fee
Commitment Fee
Warehouse Fee
Discount Points

Fee included:-
 Title Closing Protection Letter (xx) paid by Lender : xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LH5K6SMZN9Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.430%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	11.430%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2009 and it was recorded on xx/xx/2009 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx, Fsb, As Trustee of xx A.

Active junior or senior judgments/liens/mortgages:
1. There is an three active IRS lien available in the updated title report against subject property in the amount of xx in favor of xx on xx/xx/2012, xx/xx/2016, xx/xx/2020.

The annual County taxes for 2020 have been due in the amount of xx.
As per updated report shows delinquent taxes have been found in the total amount of xx of 2020.
Review of updated payment history as of xx/xx/2021, the loan is currently performing and the next due for regular payment is xx/xx/2021. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing.
Review of updated payment history as of xx/xx/2021, the loan is currently performing and the next due for regular payment is xx/xx/2021. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.
The loan was modified on xx/xx/2013 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 11.430% beginning from xx/xx/2013 to the new maturity date of xx/xx/2043.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was not confirm. POC was filed on xx/xx/2017. As per POC secured claim amount is xx and arrearage is xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was not confirm. POC was filed on xx/xx/2017. As per POC secured claim amount is xx and arrearage is xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.	The loan was modified on xx/xx/2013 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 11.430% beginning from xx/xx/2013 to the new maturity date of xx/xx/2043.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QQ8XDDR3Y0F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	59.906%	59.906%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx. for the amount of xx.
There is senior mortgage recorded on xx/xx/1998 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx savings fund society, FSB, as trustee of stanwich mortgage loan trust which was recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and subject property.
First, second, third and fourth installments of combined taxes for the year of 2022 have been paid in the amount of xx on xx/xx/2021 and due in the amount of xx on xx/xx/2021, xx on xx/xx/2022 and xx on xx/xx/2022.
Utilities annual taxes for the year of 2021 are delinquent in the amount of xx on xx/xx/2021 till good through dated xx/xx/2021.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.00%.

Collections Comments:The loan is currently in the Collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.00%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the subject property is unknown occupied. The borrower intends to keep the property. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 5.500% and a maturity date of xx/xx/2038. The P&I as per payment history is the xx and rate of interest is 4.000%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2018. However, the loan modification is missing from the loan files.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL The loan data is 4.000%, the comparison data is 2.000% and the variance is +2.000%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2NKQPPU7WVU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	25.000%	25.000%	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	56.424%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004, in the amount of xx. with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed; currently, the assignment is with originated lender "xx".

No active judgments or liens have been found against the borrower.
1st and 2nd installment combined taxes of 2021 have been due on xx/xx/2021 and xx/xx/2022 in the total amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the seller's tape data, the loan is in foreclosure.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the comments dated xx/xx/2021, the borrower's income has been impacted due to covid-19. No further details have been found.
As per the seller's tape data, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2021. No further details have been found.

Foreclosure Comments:As per the seller's tape data, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2021. No further details have been found.
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan files.
WV Collateral Protection Insurance Notice 1
Co-Signer Notice
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
H38NBUCFTE5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 in the favor of xx which was recorded on xx/xx/2006 with instrument# xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx, FSB.
No active liens and judgments have been found against the borrower and subject property.
1st and 4th installment of combined taxes for year 2020-21 have been paid off in the amount of xx.
2nd installment of combined taxes for year 2021 was delinquent on xx/xx/2021 in the amount of xx which is good through date xx/xx/2021.
3rd installment of combined taxes for year 2021 was delinquent on xx/xx/2021 in the amount of xx which is good through date xx/xx/2021.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2021. The loan is in delinquency for 4 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 9.400%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2021. The loan is in delinquency for 4 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 9.400%. The current unpaid principal balance is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is Curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2011 and the plan was confirmed on xx/xx/2011. Schedule D in voluntary petition dated xx/xx/2011 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2013, in the secured claim amount of xx and an arrearage in the amount of xx. The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2016.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"
* Lost Note Affidavit (Lvl 3) "xx"xx", which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RZUPT4CFTSQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.250%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 with the lender xx in the amount of xx which was recorded on xx/xx/2008 with Book/Page#xx .

The chain of assignment has been completed. The last assignment is with xx, FSB, As Trustee of xx A which was recorded on xx/xx/2017.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 are due in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 10 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of PITI is xx which includes P&I of xx, which was applied for the due date of xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in foreclosure. According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 10 months with the loan and the next due date for the regular payment is xx/xx/2020. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2021 states the reason for default is curtailment of income. The foreclosure was initiated. The file was referred to attorney on xx/xx/2021. No further details have been found. The collection comment dated xx/xx/2021 states the subject property is owner-occupied. No comments have been found regarding the subject property condition.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/2021. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "NC Rate Spread Home Loan Test: FAIL
This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(xx)(xx) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

NC RSHL DTI Provided Test: FAIL
This loan failed the DTI provided test. (NC HB 1817 Section 4(xx) (xx))
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan.

NC RSHL Documentation Type Test: FAIL
This loan failed the documentation type test. (NC HB 1817 Section 4(xx)(xx), (xx)(xx) (xx))
The loan is a rate spread home loan and the document type is "xx", "xx", "xx", "xx", "xx", "xx", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx), transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LQ7MJW5IMH8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.187%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 in the favor of xx for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx, which was recorded on xx/xx/2020.
No active judgments or liens have been found.
Annual county taxes of 2020 have been paid in the amount of xx.
Annual county taxes of 2021 have been due in the amount of xx.
No prior year delinquent have been found.
As per the review of the payment history, the next payment is due for xx/xx/2021. The last payment received details have not been mentioned. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:As per the review of the payment history, the next payment is due for xx/xx/2021. The last payment received details have not been mentioned. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower's income was impacted by Covid.
The borrower xx has been working at xx as a xx for 4 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WATNZK66O4P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington D.C.	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	73.885%	73.885%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and it was recorded on xx/xx/2021 in the amount of xx in the favor of "xx" with Book/Page# xx .

The chain of assignment is completed.

No active judgments or liens have been found.

2nd half combined taxes of 2021 are due for xx/xx/2021 in the amount of xx.

No delinquent taxes have been found for the prior year.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with an interest rate 2.990 % and it was applied for the due date xx/xx/2021. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in performing status.

The payment history dated as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with an interest rate 2.990 % and it was applied for the due date xx/xx/2021. The current unpaid principal balance is in the amount of xx.

No foreclosure & bankruptcy record has been found.

No employment details have been found for the borrower.

According to the collection comments, no damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 reflects Transfer Taxes at xx. However, Final CD dated xx/xx/2021 reflects Transfer Fee Taxes at xx. This is an increase of xxfor charges that cannot increase.

This loan failed the charges that in total cannot increase more than 10% test: The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(xx) (xx) (xx). The final charges that in total cannot increase more than 10% xx exceed the comparable charges xx by more than 10%. Please see the table that displays the charges that cannot increase more than 10% for a comparison of the data between the provided disclosures."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6DMN4DDYWVX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2011	xx/xx/2011	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2011	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Updated title report dated xx/xx/2021 shows that the subject mortgage was recorded on xx/xx/2011 with lender "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Annual county taxes for the year 2020 have been paid in full in the amount of xx on xx/xx/2020.
Annual school taxes for the year 2020 have been paid in full in the amount of xx on xx/xx/2020.	Review of payment history as of dated xx/xx/2021 shows that the borrower is making regular payments. The loan payments are currently 00 month in delinquency. The next due date is xx/xx/2021. The last payment was received in the total amount of xx for the due date of xx/xx/2021. The last payment received date is xx/xx/2021. The current unpaid principal balance according to payment history is in the amount of xx.The current interest rate is 3.50% with xx in the amount of xx.	Collections Comments:Review of payment history as of dated xx/xx/2021 shows that the borrower is making regular payments. The loan payments are currently 00 month in delinquency. The next due date is xx/xx/2021. The last payment was received in the total amount of xx for the due date of xx/xx/2021. The last payment received date is xx/xx/2021. The current unpaid principal balance according to payment history is in the amount of xx.The current interest rate is 3.50% with xx in the amount of xx.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional mortgage with P&I of xx with the rate of interest 6.00% and a maturity date of the loan is xx/xx/2041. The P&I as per updated payment history as of the date is xx and rate of interest is 3.25%; however, there is a reduction in P&I with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WMFPTZUPS5D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	4.500%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx. for the amount of xx. The chain of assignment has been completed. Currently, the assignment is from xx, FSB, as trustee of stanwitch mortgage loan trust which was recorded on xx/xx/2017. No active liens and judgments have been found against the borrower and subject property. County annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.500%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.500%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 4.500% beginning on xx/xx/2019 till maturity date of xx/xx/2049. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. As per the comment dated xx/xx/2021, the repayment plan for 12 months began on xx/xx/2021 till xx/xx/2022 in the amount of xx. As per the comment dated xx/xx/2021, the repayment plan has been reset for 7 months began on xx/xx/2021 till xx/xx/2022. According to comment dated xx/xx/2020, the subject property had damages and the loss draft documents needed. The property needs repairs. As per the comment dated xx/xx/2021, the loss draft check request has been submitted in the amount of xx. As per the comment dated xx/xx/2021, the loss draft check has been received in the amount of xx and the comment dated xx/xx/2021, the check has been received in the amount of xx. However, the comment dated xx/xx/2021, the insurance report showing the 99% work has been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 4.500% beginning on xx/xx/2019 till maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RLRPOZIDH82	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx, as Trustee of xx is an active senior/prior Mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx/xx/2020. However, this prior mortgage is not showing in schedule-B of final Title Policy as an exception and no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.

The 1st installment of county tax for 2020 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx is due.
Review of updated payment history as of xx/xx/2021, the loan is currently performing and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx	Collections Comments:The subject property is in average condition. No evidences regarding property damages/repairs have been found.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Review of updated payment history as of xx/xx/2021, the loan is currently performing and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 11.3600% and a maturity date of the loan is xx/xx/2037. The P&I as per updated payment history as of the date is xx, however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Missing Appraisal (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HAIJQVDGNSY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.140%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	xx	3.500%	xx	Unavailable	Financial Hardship	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2008 with the lender xx in the amount of xx, which was recorded on xx/xx/2008 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There is state tax lien active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2011.
Annual county taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.5%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.5%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, reason for default was the Illness of borrower.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 12.14% and a maturity date of xx/xx/2028. The P&I as per payment history is the xx and PITI xx, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per comment dated xx/xx/2020, reflects that Mod was approved.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (xx)
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Mobile Home (Lvl 2)     "Home is affixed. An Appraisal Report at the origination is missing from the loan file. As per document located at "xx" the subject property type is mobile home.  Short form policy located at "xx"xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QZ0ZX8DXBEP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	22.290%	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	36.727%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.

No chain of assignment has been found.

No active liens and judgments have been found.

County 1st and 2nd installment of tax for the year of 2020 has been due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed Prohibited Fees Test due to Prohibited Fees Test Inclusion
Title - Guaranty Fee paid by Borrower: xx
Title Lowa paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Uninsurable- Percentage of split V.A entitlement was not sufficiently documented. High balance loan."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
K3LZABJE2YZ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.980%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	94.056%	94.056%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2004 and it was recorded on xx/xx/2004 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx master participation trust.
There is an active water/sewer lien available in the updated title report against the subject property in the amount of xx in favor of "xx" and which was recorded on xx/xx/2014.
There is an active credit card judgment available in the updated title report against xx in the amount of xx in favor of "xx" and which was recorded on xx/xx/2009
No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xxfor the due date of xx/xx/2020. The UPB as of the date is in the amount of xx	Collections Comments:The subject property is in average condition. No evidences regarding property damages/repairs have been found.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xxfor the due date of xx/xx/2020. The UPB as of the date is in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.98000% and a maturity date of the loan is xx/xx/2034. The P&I as per updated payment history as of the date is xx and rate of interest is 8.73%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MUTH5BJ9NRB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.450%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	84.819%	84.819%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	2.000%	xx	xx/xx/2015	Financial Hardship	As per the updated title report as of xx/xx/2021, the property ownership is on the name of xx. Tevyaw the subject mortgage was recorded on xx/xx/2006 with the Lender "xx".

The chain of assignment is complete as the current assignee is xx

There is junior mortgage lien recorded on xx/xx/2007 in the amount of xx in the favor of "xx"

There is Credit Card Judgment recorded on 06/189/2010 in the amount of xx in the favor of "xx"

The county tax for the 2nd installment for the year 2021 is delinquent in the amount of xx.
Review of payment history as of dated xx/xx/2021 shows that the borrower is not making regular payments. The loan payments are currently 10 months in delinquency. The next due date is xx/xx/2020. The last payment was received in the total amount of xx for the due date of xx/xx/2020. The last payment received date is xx/xx/2021. The current unpaid principal balance according to payment history is in the amount of xx.The current interest rate is 9.45% with xx in the amount of xx.	Collections Comments:Review of payment history as of dated xx/xx/2021 shows that the borrower is not making regular payments. The loan payments are currently 10 months in delinquency. The next due date is xx/xx/2020. The last payment was received in the total amount of xx for the due date of xx/xx/2020. The last payment received date is xx/xx/2021. The current unpaid principal balance according to payment history is in the amount of xx.The current interest rate is 9.45% with xx in the amount of xx.
The debtor had filed Bankruptcy under chapter-13 on xx/xx/2010 with the Case# xx. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx. This plan was confirmed on xx/xx/2011. The POC was filed on xx/xx/2010   with the secured claim xx & with an arrearage of xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2010, the debtor shall make regular ongoing mortgage payment in the amount of xx monthly for 12 months & xx for 48 months to the trustee.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure process. No visible damages have been found regarding the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-13 on xx/xx/2010 with the Case# xx. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx. This plan was confirmed on xx/xx/2011. The POC was filed on xx/xx/2010 with the secured claim xx & with an arrearage of xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2010, the debtor shall make regular ongoing mortgage payment in the amount of xx monthly for 12 months & xx for 48 months to the trustee.	As per the modification agreement dated03/31/2015 between borrower xx and xx
The new principal balance amount is xx with the rate of interest of 2% and modified interest only payment of xx and reduction period end date of xx/xx/2020 and deferred amount of xx and new maturity date of xx/xx/2037 and beginning from xx/xx/2015. The reduction period end date is xx/xx/2020.
Affiliated Business Disclosure Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.

This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (xx) is 9.526%. The disclosed APR of 7.204% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZBEPID00YMQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	76.977%	76.977%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	35.875%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	2.000%	xx	xx/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 with instrument# xx in the amount of xx in favor of xx for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

2020 county taxes have been paid in the amount of xx on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2021 reveals that borrower has been the delinquent for 15 months. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000%.	Collections Comments:Loan currently is in foreclosure. Provided payment history as of xx/xx/2021, reveals that the loan has been delinquent for 15 months and the UPB as of the data is in the amount of xx.

The loan was modified on xx/xx/2014 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.000% beginning from xx/xx/2014 and the new maturity date is xx/xx/2051.

Review of the payment history dated as of xx/xx/2021 reveals that borrower has been the delinquent for 15 months. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000%.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019 and the foreclosure proceedings were placed on hold due to forbearance workout on xx/xx/2020. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019 and the foreclosure proceedings were placed on hold due to forbearance workout on xx/xx/2020. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2014 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.000% beginning from xx/xx/2014 and the new maturity date is xx/xx/2051.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0F265CV1LMW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.765%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	4.625%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2005 and it was recorded on xx/xx/2005 in the amount of xx in favor of xx for xx.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx for xx and it was recorded on xx/xx/2005.

Annual taxes are available in the total amount of xx.	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +3 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per updated payment history as of xx/xx/2019, the loan is currently in delinquency for +3 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.It shows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/2017 with the 04 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 4.625% beginning from xx/xx/2018 and the new maturity date is xx/xx/2047.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with the 04 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 4.625% beginning from xx/xx/2018 and the new maturity date is xx/xx/2047.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Loan program disclosure missing or unexecuted (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RHJOP70HB00	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.770%	180	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	79.998%	79.998%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.645%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

There are three civil judgments against the borrowers in the favor of xx in the total amount of xx which was recorded on xx/xx/2011, xx/xx/2019, and xx/xx/2020.

County annual installment taxes of 2020 have been paid in the amount of xx on xx/xx/2020. No prior year's delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 8 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the total amount of PITI is xx which includes P&I of xx, which was applied for the due date of xx/xx/2020. As per seller's tape data, the current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 8 months with the loan and the next due date for the regular payment is xx/xx/2020. As per seller's tape data, the current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is unemployment. The collection comment dated xx/xx/2020 states the borrower's income impacted by covid-19 pandemic. The servicer has approved for 2 months deferral that began from xx/xx/2020 to xx/xx/2020. No further details have been found. The collection comment dated xx/xx/2020 states the subject property is owner-occupied. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made between borrower xx and xx on xx/xx/2018. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 6.645% beginning from xx/xx/2018 with a maturity date of xx/xx/2054. There is balloon provision on the interest bearing principal balance of xx is due on modified maturity date.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx; however it is over by xx. Borrower to be refunded xx overcharged fee to cure.
Fees Included-
Loan Discount Fee xx
Appraisal Fee xx
Title Document Preparation Fee xx
Title Insurance xx
Recording Fee xx

 Per statute, the SOL of 4 years has expired."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5DXHTLZIP4A	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.125%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	No	Not Applicable	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.250%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage originated on xx/xx/2006 with xx "lender" and was recorded on xx/xx/2006. No single assignment of mortgage is available in the updated title report. The latest assignment of mortgage should be with xx. Annual county property taxes for the year 2020 was paid on xx/xx/2020 in the amount of xx. No prior years delinquent taxes found. No active judgement and liens found on the updated title report.	Review of the payment history provided for the period xx/xx/2019 till xx/xx/2021 shows borrower is more than 120 plus days delinquent. The last payment received was in the amount of xxon xx/xx/2021 for due date xx/xx/2020. The next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 6.250%.	Collections Comments:Available servicing comments from xx/xx/2019 till xx/xx/2021 shows the loan is in Collections and payments are 120 plus days delinquent. Borrower ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. And borrower wants to keep the property.

The new modified rate is 6.250 % and borrower promises to pay P&I in the amount of xx beginning xx/xx/2018. The new principal balance is xx. The maturity date is xx/xx/2048.
The last payment received was in the amount of xxon xx/xx/2021 for due date xx/xx/2020. The next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 6.250%.
No bankruptcy filed by xx.
No details regarding foreclosure proceedings found in loan or servicing comments.
No damage found on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower xx and lender xx on xx/xx/2018. The new modified rate is 6.250 % and borrower promises to pay P&I in the amount of xx beginning xx/xx/2018. The new principal balance is xx. The maturity date is xx/xx/2048.

Affiliated Business Disclosure Credit Report Flood Certificate Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"xx" as the loan failing for-

1- This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "xx" on this loan, and thus calculations on this report do not take seller paid Points and fees into account. This exception does not appear when a dollar amount, including xx is explicitly provided for "xx"

2- This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "xx" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including xx is explicitly provided for "xx""
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "As subject property is located Texas State which is a super lien state and followings disclosures are missing from the loan file-

1-Commitment RequiremenTAnti-Tying.
2-TILA Disclosures in Spanish.
3-Home Equity Consumer Disclosure.
4-Home Equity Loan Interest and Fees Pre closing Disclosure.
5-Home Equity Loan Copies of Documents.
6-Home Equity Loan Rescission Notice.
7-Fair Market Value of Homestead Property Acknowledgment.
8-Home Equity Loan Notice of Address for Borrower Notification of Violation.
9-Collateral Protection Insurance Disclosure.
10-Non-Deposit Investment Product Disclosure Are there any promotional materials.
11-Insurance Solicitation/Post Commitment Requirement.
Construction Loan Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J1HD7C0RJHO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.833%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	4.000%	xx	xx/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx for xx, FSB.

The chain of assignment is completed as the subject mortgage is still with the lender; xx, Not in its individual capacity but solely as owner trustee of xx.
Active junior or senior judgments/liens/mortgages:

1. There is an active junior state tax lien available in the updated title report in the amount of xx in favor of xx. And it was recorded on xx/xx/2021.
2. There is an active junior civil judgment available in the updated title report in the amount of xx in favor of xx. And it was recorded on xx/xx/2008.

The 1st installment of combined tax for 2020 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx has been due on xx/xx/2021.
Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +7 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is in the bankruptcy and the borrower has delinquent with the loan for +7 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2021. The P&I is the amount of xx and PITI is in the amount of xx.The UPB reflected as per the updated payment history is in the amount of xx.
The loan was modified on xx/xx/2015 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055.
As per collection comment dated xx/xx/2019 shows that the reason for default is medical expenses. The collection comment shows that the subject property is occupied by owner.
The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2020. The foreclosure is placed on hold due to the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. No more information is available regarding current foreclosure status in given 24 months of servicing comments.
Bankruptcy Comments:According to the PACER the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020 with the claim amount of xx and the amount of arrearage is xx. The schedule D of Voluntary petition dated xx/xx/2020 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx there is no comment indication a cram down.	The loan was modified on xx/xx/2015 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LSKLXF833Z1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2021	xx	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.300%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	4.000%	xx	xx/xx/2015	Financial Hardship	Updated title dated xx/xx/2021 shows that the property is subject to a Deed of Trust dated xx/xx/2006, executed by the rightful owner and payable to The CIT Group/xx in the amount of xx.
There are multiple state tax liens filed by xx, xx/xx/2014 and xx/xx/2015.
There are 3 federal liens-judgments filed by xx, xx on xx/xx/2017 under case#xx,  03-L-xx and 03-L-xx in the total amount of xx.
There is a HOA lien against subject property in the amount of xx which was filed by xx on xx/xx/2019. Property is located in Maryland. There is a risk of property getting foreclosed due to this unpaid HOA lien.
Property taxes of 2021 are paid on xx/xx/2021.
However, utility charges of 2021 are delinquent in the amount of xx.	As per payment history as of xx/xx/2021, the borrower is 20 months delinquent with loan payments. The next due date is xx/xx/2019 and the last payment was received xx/xx/2021 in the amount xx which was applied for the due date of xx/xx/2019. Tape data reflects UPB in the amount of xx.	Collections Comments:
Current status of the loan is active bankruptcy. As per payment history as of xx/xx/2021,the borrower is 20 months delinquent with loan payments. The due date is xx/xx/2019 and the last payment was received xx/xx/2021.
As per servicing comment dated xx/xx/2020, the RFD is curtailment of income.
According to servicing comments,  the foreclosure action commenced on xx/xx/2019. Later, sale was scheduled on xx/xx/2020. However, sale was cancelled due to Covid Moratorium.  Foreclosure action was later placed on hold due to bankruptcy filed by xx.
The borrower filed bankruptcy on xx/xx/2020 under chapter 13, case#xx. Plan was confirmed on xx/xx/2020.  POC was filed on xx/xx/2020 for secured claim of xx.  As per confirmed plan dated xx/xx/2020, the borrower is supposed to pay xx monthly for 60 months. Borrower will pay arrears of subject claim to SPS in the amount of xx.  Date of last filing is xx/xx/2021.
Foreclosure Comments:According to servicing comments, the foreclosure action commenced on xx/xx/2019. Later, sale was later scheduled on xx/xx/2020. However, sale was cancelled due to Covid Moratorium.  Foreclosure action was later placed on hold due to bankruptcy filed by xx
																																																																																	Bankruptcy Comments:The borrower filed bankruptcy on xx/xx/2020 under chapter 13, case#xx. Plan was confirmed on xx/xx/2020. POC was filed on xx/xx/2020 for secured claim of xx. As per confirmed plan dated xx/xx/2020, the borrower is supposed to pay xx monthly for 60 months. Borrower will pay arrears of subject claim to SPS in the amount of xx. Date of last filing is xx/xx/2021.	Loan was modified on xx/xx/2015 with new UPB of xx. This UPB to be paid with fixed interest at the rate of 4.00 % by making interest only payment of xx from xx/xx/2015 to xx/xx/2020. Thereafter , the interest rate will revert to original rate of 8.3% for the rest of loan term. The maturity date is xx/xx/2036.	Affiliated Business Disclosure Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TRLNKJXGV85	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.240%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There is a senior mortgage active in the favor of xx  in the amount of xx which was recorded on xx/xx/1991.
Annual County taxes for the year of 2021 have been paid on xx/xx/2021 in the amount of xx for the year of 2021 have been paid on xx/xx/2021 in the amount of xx and xx respectively.
Annual school tax of 2021 is due on xx/xx/2021 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.500%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.500%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, the reason for default is curtailment of income.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx and interest rate of 8.24000%. The stated maturity date is xx/xx/2032. According to the payment history as of xx/xx/2021, the interest rate is 4.500%. The borrower has made the last payment with the P&I of xx on xx/xx/2021. There is a reduction in P&I with respect to Note data which seems that there would be a possible modification.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ARB4ABZTRHX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.600%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	84.894%	84.894%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.975%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage originated on xx/xx/1999 with xx. "xx" and was recorded on xx/xx/1999. The chain of assignment is complete. Annual property tax for the year 2021 are due on xx/xx/2022 in the amount of xx
 No prior year delinquent taxes found.
Following active Judgments or liens found
1-The Notice of Federal Tax Lien which is recorded on xx/xx/2017 is in the amount of xx with the plaintiff's Department of The Treasury.
2- The Notice of Federal Tax Lien which is recorded on xx/xx/2019 is in the amount of xx with the plaintiff's Department of The Treasury.
Review of the payment history provided from the period of xx/xx/2019 to xx/xx/2021 shows borrower is 10 month delinquent. The last payment received was in the amount of xx on xx/xx/2021 for due date of xx/xx/2020 the next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history 6.975%.	Collections Comments:The loan is in collection.
Review of the payment history provided from the period of xx/xx/2019 to xx/xx/2021 shows borrower is 10 month delinquent. The last payment received was in the amount of xx on xx/xx/2021 for due date of xx/xx/2020 the next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history 6.975%.
Debtor Anthony A Adams and xx filed bankruptcy under chapter 7 on xx/xx/2001 with case#xx. Voluntary petition was filed on xx/xx/2001. Reaffirmation agreement was filed on xx/xx/2001. Joint debtors were discharged on xx/xx/2001.
No foreclosure related activity found in the loan file.
No damage and repair found on subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor Anthony A Adams and xx filed bankruptcy under chapter 7 on xx/xx/2001 with case#xx. Voluntary petition was filed on xx/xx/2001. Reaffirmation agreement was filed on xx/xx/2001. Joint debtor discharged on xx/xx/2001.	The loan was modified on xx/xx/2018 with the 2 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 6.975% beginning from xx/xx/2018 and the new maturity date is xx/xx/2048.	Affiliated Business Disclosure Credit Application Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"xx".

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
* Settlement date is different from note date (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PQ28ESZSX9I	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,265.83	xx	6.125%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.882%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.625%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the mortgage which was dated xx/xx/2005 is with xx. The chain of assignment is completed with xx. There are four HOA Liens in the combined amounts of xx in the favor of xx. which were recorded on xx/xx/2017, xx/xx/2018, xx/xx/2019 & xx/xx/2021 respectively. There are three state tax liens in the combined amounts of xx in the favor of xx which were recorded on xx/xx/2011, xx/xx/2012 & xx/xx/2013 respectively. There are three civil judgments in the combined amounts of xx in the favor of xx. which were recorded on xx/xx/2013, xx/xx/2013 & xx/xx/2013 respectively. There is Hospital, Medical or Attorney Lien in amount xx recorded on xx/xx/2017. 2021-2022 1st installment combined taxes has been paid in amount xx. 2021 2022 2nd installment combined taxes has been due in amount xx on due dated xx/xx/2021.	The payment history as of xx/xx/2021 shows that the borrower is delinquent for 15 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the P&I amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx. As per tape data current Interest Rate is 3.625%.	Collections Comments:Collections Comments: The loan is in collections. The payment history as of xx/xx/2021 shows that the borrower is delinquent for 15 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the P&I amount of xx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx. As per tape data current Interest Rate is 3.625%. The loan modification agreement was made between xx and xx on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.625% and the modified P&I was xx. The first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2056.The comment dated xx/xx/2021 reflects that the reason for default was a curtailment of income due to covid 19. No post origination foreclosure and bankruptcy activity have been found. As per the latest comments, the subject property has been occupied by the owner and is in good condition. No damages or repairs have been found. Foreclosure Comments: Not Applicable. Bankruptcy Comments: Not Applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx and xx on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.625% and the modified P&I was xx. The first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2056.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"xx due to"xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2OS4M5LLPTY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.879%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	5.875%	xx	xx/xx/2020	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 with xx which was recorded on xx/xx/2006. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. No active judgments or liens found on the subject property.	The payment history dated xx/xx/2021 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date on xx/xx/2021.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date on xx/xx/2021.The current UPB is in the amount of xx.
The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx and the rate was starting from 5.875% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2050.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx and the rate was starting from 5.875% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2050.	Affiliated Business Disclosure Credit Report Right of Rescission	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YCCKYY2QXQE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	64.945%	64.945%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	5.500%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender xx.

Active junior or senior judgments/liens/mortgages:

1. There are 2 active junior Hospital Liens available in the updated title report against xx in the total amount of xx in favor of xx. And they are recorded on xx/xx/2010 & xx/xx/2011.
2. There is an active junior Civil Judgment available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2016.
3. There is an active junior State tax lien available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2018.
4. There is an active junior Credit Card Judgment available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2020.

The annual County taxes for 2020 have been paid in full in the amount of xx on xx/xx/2020.	Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +05 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is in the collections and the borrower is delinquent with the loan for +05 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is the amount of xx and PITI is in the amount of xx. The UPB reflected as per the updated payment history is in the amount of xx.
As per collection comment dated xx/xx/2020 shows that the reason for default is covid -19 impacted. The collection comment shows that the subject property is occupied by owner.
The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 5.500% beginning from xx/xx/2017 and the new maturity date is xx/xx/2047.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA APR test.
The annual percentage rate (xx) is 11.124%. The disclosed APR of 11.310% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KGALP4AZOLQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.170%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	97.500%	97.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.420%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx master participation trust.

There are 2 active IRS liens available in the updated title report against xx in the amount of xx in favor of Department of the Treasury â€"Internal Revenue Service..

All county taxes for year 2020 have been paid off.	Review of updated payment history as of xx/xx/2021 the loan is currently in delinquency for +5 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx	Collections Comments:The subject property is in average condition. No evidences regarding property damages/repairs have been found,

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Review of updated payment history as of xx/xx/2021 the loan is currently in delinquency for +5 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2020 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 6.420% beginning from xx/xx/2020 to the new maturity date of xx/xx/2020.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FH4C8JBOAX0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.730%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	57.601%	57.601%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx savings fund society, FSB, not in its individual capacity but solely as owner trustee of xx recorded on xx/xx/2020.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021 have been in the amount of xx on xx/xx/2021 and xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.000%.	Collections Comments:The loan is currently in the foreclosure and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.000%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 3 steps of modification. The borrower has promised to pay the in the amount of xx with the interest rate of 2.00% beginning on xx/xx/2016 till maturity date of xx/xx/2054. The borrower did not file bankruptcy. As per the comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to attorney on xx/xx/2019. As per the comment dated xx/xx/2019, the advised referred to attorney for legal action. Multiple times the foreclosure was placed on hold and the hold is ended. As per the comment dated xx/xx/2020, the covid-19 forbearance plan has been sent. As per the comment dated xx/xx/2021, the foreclosure was placed on hold due to loan modification and the comment dated xx/xx/2021, the hold is ended. As per the comment dated xx/xx/2020, the borrower's income has been impacted by covid-19. As per the comment dated xx/xx/2020, the repayment plan for 3 months began on xx/xx/2020 till xx/xx/2020. As per the comment dated xx/xx/2020, the borrower has been impacted by covid-19. As per the comment dated xx/xx/2020, the reason for default is curtailment of income and the subject property is owner occupied. As per the comment dated xx/xx/2020, covid-19 forbearance plan has been offered. As per the comment dated xx/xx/2021, the unemployment statement has been received on xx/xx/2021. As per the comment dated xx/xx/2021, the borrower is unemployed. As per the comment dated xx/xx/2021, the repayment plan has been approved. As per the comment dated xx/xx/2021, the borrower intends to keep the property. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to attorney on xx/xx/2019. As per the comment dated xx/xx/2019, the advised referred to attorney for legal action. Multiple times the foreclosure was placed on hold and the hold is ended. As per the comment dated xx/xx/2020, the covid-19 forbearance plan has been sent. As per the comment dated xx/xx/2021, the foreclosure was placed on hold due to loan modification and the comment dated xx/xx/2021, the hold is ended.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 3 steps of modification. The borrower has promised to pay the in the amount of xx with the interest rate of 2.00% beginning on xx/xx/2016 till maturity date of xx/xx/2054.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.

TILA Right of Rescission Test: FAIL"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Mortgage Loan Servicing Disclosure
2. Choice of Insurance Notice
3. Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QI1CDADIRJ1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.475%	480	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	89.730%	89.730%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	2.000%	xx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with the lender "xx" and it was recorded on xx/xx/2007 in the amount of xx.
The Chain of assignment has been completed as current assignee is "xx".
There is a Municipal Lien against the xx in favor of "xx". Inc. DBA XXXX"xx and xx"xx". There is UCC Lien has been found pending against the Borrower "xx" and which was recorded on xx/xx/2021 in favor of "xx". The amount of Judgments have not found in the supportive documents.
The Second Installment of County Taxes for the Year 2021/2022 is due in the amount of xx on xx/xx/2021. The Third Installment of County Taxes for the Year 2021/2022 is due in the amount of xx on xx/xx/2022. The Fourth Installment of County Taxes for the Year 2021/2022 is due in the amount of xx on xx/xx/2022. No prior year delinquent taxes have been found.	The Payment History Seller's (xx) as of dated xx/xx/2021 and available payment History reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The delinquency has been done for 16 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current P&I is xx. The payment History Seller's tape data shows the Interest Rate as 4.00 % and unpaid principal balance as xx.	Collections Comments:The loan is in the Foreclosure. The Payment History Seller's (xx) as of dated xx/xx/2021 and available payment History reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The delinquency has been done for 16 months. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current P&I is xx. The payment History Seller's tape data shows the Interest Rate as 4.00 % and unpaid principal balance as xx. Available comments till xx/xx/2021 states that foreclosure has been initiated in 2021. File was referred to the Attorney on xx/xx/2021. Foreclosure sale date has not been scheduled yet. As per latest comment dated xx/xx/2021, the foreclosure has been placed on hold for Modification. Hold was started on xx/xx/2021. The loan was modified with an effective date of xx/xx/2013. Comment dated xx/xx/2020 shows the reason for default of the Borrowers was "xx"xx a" shows property is owner occupied and in Average condition.
Foreclosure Comments:Available comments till xx/xx/2021 states that foreclosure has been initiated in the year 2021. File was referred to the Attorney on xx/xx/2021. Foreclosure sale date has not been scheduled yet. As per latest comment dated xx/xx/2021, the foreclosure has been placed on hold for Modification. Hold was started on xx/xx/2021. However, no further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to the step modification and the rate started from 2.000% and borrower has promised to pay P&I in the amount of xx$ beginning on xx/xx/2014 with a new maturity date of xx/xx/2049. The rate changes in 2 steps ending at 4.375%. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date of xx/xx/2049.	Credit Report Document Showing a Index Numerical Value Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New York State. The following state disclosures are missing in the loan file;
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Interest Rate Disclosure
3) Mortgage Bankers and Exempt Organizations Pre-application
4) Co-Signer Notice Requirements
5) Default Warning Notice
6) Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RXSYDHU4X0J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	FB/Workout	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2004	xx/xx/2005	Conventional	Fixed	Refinance	90.925%	90.925%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.125%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2004 with the lender "xx" and it was recorded on xx/xx/2005 in the amount of xx.
The chain of assignment is completed as currently the assignment is with the xx, there is a break in chain of assignment as we required assignment of mortgage from "xx" to "xx"
There is a Civil Judgment found pending against the Borrower "xx" in the favor of "xx" and which was recorded on xx/xx/2018 in the amount of xx.
2020 County Annual Taxes have been paid in the total amount of xx. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 9 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The loan is currently in the Foreclosure.

According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 9 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx. The unpaid principal balance is reflected in the amount of xx.
As per comment dated xx/xx/2021, the reason for default is divorce of the Borrowers.

As per the comment dated xx/xx/2020, the borrower has been impacted by Covid-19 and the borrower has reduction in income.

 Comment dated xx/xx/2020 states; the forbearance plan has been approved for 03 months that began on xx/xx/2020 and ends on xx/xx/2020. No further details have been found regarding Forbearance plan payment.

BPO report dated xx/xx/2021 located on "xx" shows property is owner occupied, and in average condition.

Foreclosure Comments:As per review of latest 24 months servicing comments, the foreclosure was initiated in the year 2021. File was referred to the Attorney on xx/xx/2021. Comment dated xx/xx/2021 shows that the foreclosure has been placed on hold due to Forbearance plan (xx). However, no further details have been found regarding foreclosure.
Bankruptcy Comments:According to the PACER, the Debtor "xx" had filed for the Bankruptcy under the Chapter-13 with the Case# xx on xx/xx/2015. The voluntary petition was filed on xx/xx/2015. The Bankruptcy case was dismissed on xx/xx/2015 and it was terminated on xx/xx/2016.	The loan modification agreement was made on xx/xx/2017. According to the modified terms, the new modified principal balance is xx with deferred balance of xx and interest bearing amount of xx. The borrower promised to pay xx monthly with interest rate of 4.12%. The first modified payment was beginning on xx/xx/2017. The new maturity date is xx/xx/2057.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Ohio State. The following state disclosures are missing in the loan file;
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JRE6OL76GNB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	47.761%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.000%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of ''XXXX"xx".

There is an active junior mortgage against the subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2019 with the xx/Pg# 387 / 13000.

There are 4 HOA/ COA liens active against the property total in the amount of xx in favor of 'xx' recorded on different dates.

Annual county taxes of 2020 have been paid off in the amount of xx on xx/xx/2020.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2021 reveals that the loan is currently in delinquency for 15 months and the next due date for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:Loan is in collection.

Review of payment history as of xx/xx/2021 reveals that the loan is currently in delinquency for 15 months and the next due date for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.

No FC & BK activity has been found.

As per collection comment dated xx/xx/2020, the borrower's income is impacted by Covid-19. The FB plan was offered to the borrower for 1 month from xx/xx/2020 to xx/xx/2020. Recent comment dated xx/xx/2021 shows the borrower discussed trial plan & confirmed payment set up or made on xx/xx/2021 in the amount of xx.

The collection comment dated xx/xx/2021 shows this property is located in a disaster area designated by FEMA "xx" declared on xx/xx/2021. Currently, no impact found for the disaster to the property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date xx/xx/2010 and a new principal balance is xx to a step modification and the rate was starting from 2.000 % and borrower has promised to pay P&I in the amount of xx that began on xx/xx/2010 with a new maturity date of xx/xx/2050. The rate changes in 4 steps ending at 4.750%. The deferred amount is xx & the interest bearing amount is xx. No forgiven has been noted.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
X80DS5VQV1O	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	94.996%	94.996%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	4.000%	xx	xx/xx/2021	Financial Hardship	As per updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 in favor of xx for xx and it was recorded on xx/xx/2007.
The chain of assignment has been completed.
No active judgments or liens have been found.
Annual school taxes of the year 2021 are due on xx/xx/2021 in the amount of xx.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with loan. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 4.00%. The latest payment history does not reflect current UPB but the provided tape reflects the UPB in the amount of xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with loan. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 4.00%. The latest payment history does not reflect current UPB but the provided tape reflects the UPB in the amount of xx.
According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2012. This case was discharged on xx/xx/2012 and it was terminated on xx/xx/2012.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
As per comment dated xx/xx/2020, the borrower income has been impacted by Covid-19. Borrower stated he was temporary unemployed. As per comment dated xx/xx/2021, the Covid-19 mod was approved from xx/xx/2021. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2012. This case was discharged on xx/xx/2012 and it was terminated on xx/xx/2012.	The loan modification agreement was made between on xx/xx/2021 with the new modified unpaid principal balance is xx. The interest rate 4.5% and the modified P&I was xx. The first modified payment due date was xx/xx/2021 and the maturity date will be xx/xx/2057.
Previously, the loan was modified (xx) on xx/xx/2017 with xx, the principal balance was deferred in the amount of xx and interest bearing amount is xx.
																																																																																			Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I47UAEZRBE1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Puerto Rico	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2019	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.250%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	80.994%	80.994%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2002	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2002 and it was recorded on xx/xx/2003 in the amount of xx in favor of ''xx" with Inscr | Book/Page#xx tomo movil.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
The payment history dated as of xx/xx/2021 reveals that the borrower is 19 months delinquent with the loan. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in collection.

The payment history dated as of xx/xx/2021 reveals that the borrower is 19 months delinquent with the loan. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date xx/xx/2019. The current unpaid principal balance is in the amount of xx.

The foreclosure was initiated in the subject loan in 2021. The file was referred to attorney on xx/xx/2021 and the complaint was filed on xx/xx/2021. The service was completed on xx/xx/2021. As per comment dated xx/xx/2021, the foreclosure was put on hold due to loan modification. No further details have been found.

According to the collection comment dated xx/xx/2020, the borrower'xx's income is impacted by covid-19. The FB plan was offered to the borrower for 3 months that began from xx/xx/2020 until xx/xx/2020.

The collection comment dated xx/xx/2019 states that the borrower was spending a lot of money on house repairs. The comment dated xx/xx/2020 states that the property had repairs due to "xx". As per comment dated xx/xx/2019, the insurance didn't cover these repairs. The total estimated cost of repair is unable to determine. No comments have been found regarding repairs completion. The latest BPO dated xx/xx/2021 located at "xx" shows currently no damage or repairs found on the property. The property is owner occupied.

Foreclosure Comments:The foreclosure was initiated in the subject loan in 2021. The file was referred to attorney on xx/xx/2021 and the complaint was filed on xx/xx/2021. The service was completed on xx/xx/2021. As per comment dated xx/xx/2021, the foreclosure was put on hold due to loan modification. No further details have been found.

Bankruptcy Comments:As per PACER records, the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2009. The POC was filed on xx/xx/2009 with the POC amount xx & the arrears amount of xx. The schedule D in voluntary petition shows the secured claim in the amount of xx with the value of collateral xx, there is no unsecured amount. The chapter 13 plan was confirmed on xx/xx/2010. The bankruptcy case chapter 13 was later converted to chapter 7 as per Doc#77. The bankruptcy got discharged on xx/xx/2011 & fully terminated on xx/xx/2017.
The loan was modified between the borrower and lender with an effective date xx/xx/2016 and a new principal balance is xx to a step modification and the rate was starting from 2.000 % and borrower has promised to pay P&I in the amount of xx that began on xx/xx/2016 with a new maturity date of xx/xx/2056. The rate changes in 3 steps ending at 3.625%. The deferred amount is xx & the interest bearing amount is xx. No forgiven has been noted.	1-4 Family Rider Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing required 1-4 family rider (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Prepayment Rider Missing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0SDM5BDNQXS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.300%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	78.873%	78.873%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	51.688%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	Financial Hardship	Review of updated title report dated xx/xx/2021 shows the subject mortgage was originated on xx/xx/2006 which was recorded on xx/xx/2007 with xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two junior state tax liens against the borrower which is in the total amount of xx and filed by xx.
Annual county taxes for the year of 2021 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2019 to xx/xx/2021 states that the borrower has been delinquent for 5 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied to due date of xx/xx/2021 and the next due date is xx/xx/2021. Current UPB reflects in the provided payment history in the amount of xx.	Collections Comments:The loan is in collection. Review of the payment history available from xx/xx/2019 to xx/xx/2021 states that the borrower has been delinquent for 5 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied to due date of xx/xx/2021 and the next due date is xx/xx/2021. Current UPB reflects in the provided payment history in the amount of xx.
According to the comment dated xx/xx/2020 the RFD is curtailment of income and loan is in active forbearance plan. No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2016 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the total amount of xx beginning on xx/xx/2016 with a new maturity date of xx/xx/2056. The rate changes in 3 steps ending at 3.850%.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2056. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RVSRFS8MOI4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.375%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	92.796%	92.796%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	xx	128.355%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	3.500%	xx	xx/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 in the favor of xx for xx with loan amount xx and which was recorded on xx/xx/2008 with instrument# xx /. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx. There is HOA lien against the subject property in the favor of xx. in the amount of xx which was recorded on xx/xx/2011. There are two hospital liens against the xx, NA in the amount of xx which was recorded on different dates. Town taxes for year 2021 have been paid off in the amount of xx.	The payment history dated as of xx/xx/2021 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 13 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 3.50%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2021 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 13 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 3.50%. The current unpaid principal balance is in the amount of xx.
The loan was modified on xx/xx/2012 with the new modified unpaid principal balance xx, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was xx beginning on xx/xx/2012. The step rate was in 4 steps ending at rate 3.500% and P&I will be xx applicable from xx/xx/2018 to maturity date xx/xx/2052.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2010. Schedule D in voluntary petition dated xx/xx/2010 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. The debtor was discharged on xx/xx/2010 and case was terminated on xx/xx/2010.	The loan was modified on xx/xx/2012 with the new modified unpaid principal balance xx, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was xx beginning on xx/xx/2012. The step rate was in 4 steps ending at rate 3.500% and P&I will be xx applicable from xx/xx/2018 to maturity date xx/xx/2052.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BGCKFUVJDWE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.740%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	105.059%	105.059%	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	8.000%	xx	xx/xx/2018	Financial Hardship	According to updated title report dated xx/xx/2021, the subject mortgage is showing at lower lien position as there are 2 prior mortgages on the title each in the amount of xx with lender, xx on xx/xx/2002 under Inst#xx and with lender, xx which was recorded on xx/xx/2005.
Subject mortgage originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx has been active on the title.  Currently, the subject mortgage is assigned to xx.
Property taxes of 2021 are due on xx/xx/2022 in the amount of xx.	As per payment history, the borrower is 6 months delinquent with loan payments. The next due date is xx/xx/2021 and the last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2020. The UPB reflected is in the amount of xx.	Collections Comments:Current status of the loan is collection. Borrower has been delinquent since xx/xx/2021 payment. Last payment was made on xx/xx/2021.
As per collection comment dated xx/xx/2021, the borrower was sick due to Covid for 3 months. Hence, there was loss of income.
The last contact to the borrower was made on xx/xx/2021 in which borrower said that payment plan offered is not affordable.
According to claim document dated xx/xx/2021, the borrower has filed hazard claim for damage due to Wind on xx/xx/2021. Also, the BPO report (xx) dated xx/xx/2021 reflects exterior repairs in the total amount of xx which includes Roof repair, Landscaping and other repairs like carpentry etc. Property is in Fair condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan was modified on xx/xx/2018 with new UPB of xx. Out of new UPB, the amount of xx has been forgiven. Therefore, the UPB xx to be paid with fixed interest rate 8.00% from xx/xx/2018 to new maturity xx/xx/2058.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed Brokerage Fee Test as the borrower is charged xx and allowed per state is xx. Hence, borrower was overcharged by xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3P5WQYM85KJ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with xx which was recorded on xx/xx/2007. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. There are 8 state tax liens found on the subject property in the total amount of xx this was recorded on xx/xx/2012, xx/xx/2014, xx/xx/2019 & xx/xx/2020 respectively.	The payment history dated xx/xx/2021 shows that the borrower is delinquent for 2 months and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date on xx/xx/2021.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collection.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 2 months and next payment due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date on xx/xx/2021.The current UPB is in the amount of xx.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VFNPQ8N4W53	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.720%	360	xx/xx/2001	xx/xx/2001	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	No	Yes	41.669%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	4.875%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2001 and it was recorded on xx/xx/2001 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender xx.
Active junior or senior judgments/liens/mortgages:

1. There are 4 active junior Real Estate Liens available in the updated title report in the total amount of xx in favor of xx. And they are recorded between xx/xx/2018 to xx/xx/2020.

2. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx. And it was recorded on xx/xx/2018.

The annual County taxes for year 2018, 2019 and 2020 has been sold or Forfeited in the total amount of xx on xx/xx/2021.

The 1st installment of county tax for 2021 has been due in the amount of xx with due date xx/xx/2021 and 2nd installment to follow.
Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +4 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +04 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is the amount of xx and PITI is in the amount of xx.The UPB reflected as per the updated payment history is in the amount of xx.
As per collection comment dated xx/xx/2020 shows that the reason for default is divorce. The collection comment shows that the subject property is occupied by owner.
The latest BPO of date xx/xx/2021 does not shows any repair .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The debtor was dismissed on xx/xx/2018.The case was terminated on xx/xx/2018. The schedule D of Voluntary petition dated xx/xx/2013 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx there is no comment indication a cram down.	The loan was modified on xx/xx/2019 with the 4 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 4.875% beginning from xx/xx/2019 and the new maturity date is xx/xx/2049.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PJATAEG0LPR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	60.276%	60.276%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2005 with the lender xx which was recorded on xx/xx/2005. The chain of assignment has been completed. The latest assignment is with xx recorded on xx/xx/2018. There are 3 IRS liens active in the favor of xx in the amount of xx.Updated title report as of xx/xx/2021 shows there is State tax lien in the favor of xx recorded on xx/xx/2016 in the amount of xx. There is a civil judgment active in the favor of xx in the amount of xx recorded on xx/xx/2016. Town 4th installment of tax for the year of 2021 has been due in the amount of xx on xx/xx/2021. Utilities annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. As per the comment dated xx/xx/2020, the reason for default is curtailment of income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:The foreclosure was initiated in 2014. The foreclosure complaint was filed on xx/xx/2014 with the case # xx. New lis pendens was filed on xx/xx/2016 with the case# xx and this lis pendens was released on xx/xx/2016.
Again new foreclosure was referred to an attorney on xx/xx/2021. As per the comment dated xx/xx/2021 the complaint was filed on xx/xx/2021. As per the comment dated xx/xx/2021 the foreclosure was put on hold on xx/xx/2019 due to copy of act/Demand letter. No further details have been found.
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SIUULSTFC5I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.232%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	102.403%	102.403%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2005 in the favor of xx which was recorded on xx/xx/2005 with instrument# xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There are two real estate liens against the subject property are as possible;
1. There is Fieri Facias (Tax Lien (xx)) lien against the subject property in the favor of The xx in the amount of xx which was recorded on xx/xx/2016.

2. There is Fieri Facias (Tax Lien (xx)) lien against the subject property in the favor of The xx in the amount of xx which was recorded on xx/xx/2016.
There are two civil judgments against the borrower in the favor of xx in the amount of xx which was recorded on different dates.
There is Hospital lien against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2020.
Annual county taxes for year 2020 have been paid off in the amount of xx.
The payment history dated as of xx/xx/2021 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 4.802%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2021 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 4.802%. The current unpaid principal balance is in the amount of xx.

As per comment dated xx/xx/2021, the Reason for default is curtailment of income.

As per comment dated xx/xx/2020, the borrower's income was impacted by covid-19.

According to the PACER, xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2015.
 Schedule D in voluntary petition dated xx/xx/2015 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2017.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2015.
 Schedule D in voluntary petition dated xx/xx/2015 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2017.
																																																																																		This is conventional ARM rate mortgage with P&I of xx with the rate of interest 8.230% and a maturity date of xx/xx/2035. The P&I as per payment history is the xx and rate of interest is 4.802% however, there is a different in P&I and rate of interest with respect to Note data. However the modification is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx Statement_xx.pdf"xx"	* Application Missing (Lvl 2) "xx" * Final TIL Missing or Not Executed (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73VRDI3ICYJ	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.980%	360		xx/xx/2004	xx/xx/2004		Conventional	Fixed		Refinance	89.246%	89.246%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	4.000%	xx	xx/xx/2015	Financial Hardship
Updated title dated xx/xx/2021 shows that subject mortgage originated on xx/xx/2004 with lender, xx.
Currently, the mortgage is assigned to xxA and assignment was recorded on xx/xx/2015.
No active judgments or liens have been found.
Property taxes of 2020 are paid on xx/xx/2020 in the amount of xx	As per payment history as of xx/xx/2021, the borrower is 7 months delinquent with loan payments. The next due date is xx/xx/2021 and the last payment was xx/xx/2021 in the amount xx which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is xx.	Collections Comments:Current status of the loan is collection. As per payment history as of xx/xx/2021, the borrower is 7 months delinquent with loan payments. The next due date is xx/xx/2021 and the last payment was xx/xx/2021 in the amount xx
As per servicing comment dated xx/xx/2021, the borrower is unemployed due to Covid. Comment dated xx/xx/2020 states that borrower requested for Covid FB plan.
Last contact to the borrower on xx/xx/2021 states that borrower is still unemployed and has been remarried.
No evidence of damage or repair was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower filed bankruptcy on xx/xx/2015 under chapter 13, case#xx. Plan was confirmed on xx/xx/2015. POC was filed on xx/xx/2015 for secured claim of xx. However, BK was discharged on xx/xx/2021 and case was terminated on xx/xx/2021.	Limited term loan modification agreement was made on xx/xx/2015. The interest rate was reduced for certain period. The new UPB xx to be paid with reduced interest rate 4.00% by making P&I of xx from xx/xx/2015. This interest rate will revert to original interest rate on xx/xx/2020.	Credit Application Credit Report HUD-1 Closing Statement	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. However, points and fees captured from Itemization available in the loan file."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of following tests.
1. TILA Finance Charge Test
2. TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA APR test.
The annual percentage rate (xx) is 8.501%. The disclosed APR of 6.871% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CIO40OSJ068	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,385.54	xx	10.950%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 with the Lender "xx" and which was recorded on xx/xx/2006 in the amount of xx.
The chain of assignment has been completed. Currently the assignment is with the xx, and As Trustee for xx.
There is a Civil Judgment has been found pending against the Borrower "xx", in favor of xx and which was recorded on xx/xx/2011 in the amount of xx.
Annual County Taxes for the year of 2020 has been paid in the amount of xx on xx/xx/2020.
No delinquent taxes have been found for the prior years.
The Payment History as of dated xx/xx/2021 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The delinquency has been done for 9 months. The last payment was received on in the amount of xx including monthly P&I amount of xx. The next due date is xx/xx/2020. The Interest Rate is 10.950%. The Payment History Seller's Tape data shows the current unpaid principal balance as xx.	Collections Comments:The loan is currently in the Collection.

The Payment History as of dated xx/xx/2021 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The delinquency has been done for 9 months. The last payment was received on in the amount of xx including monthly P&I amount of xx. The next due date is xx/xx/2020. The Interest Rate is 10.950%. The Payment History Seller's Tape data shows the current unpaid principal balance as xx.
The servicer made a last contact to the borrower 2 on xx/xx/2021, in which she stated him that her Father receives retirement income and she does not have any income at this time. The borrower also stated servicer that she marked section 7 for her Father, since he contributes to the mortgage.

No comments have been found regarding foreclosure in the latest servicing comments.
BPO report dated xx/xx/2021 located on (xx) reveals the subject property is owner occupied and is in average condition.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 10.95 % and a maturity date of xx/xx/2036. After that the loan modification (xx) was modified on xx/xx/2015 with rate of interest of 4.00% and P&I of xx and the modification was matured on xx/xx/2020. However, the P&I as per payment history is the xx and rate of interest is 10.95%, there is a change in P&I and rate of interest which seems that there would be a possible modification. However, the loan modification document is missing from the loan file.	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"high-cost "xx"high-cost "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New Georgia State. The following state disclosures are missing in the loan file;
1) Disclosure of Additional Fees"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JTDY7UJEZ9O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.700%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	48.460%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	6.000%	xx	xx/xx/2014	Financial Hardship	Review of updated title report as of xx/xx/2021 reveals that subject mortgage was originated on xx/xx/2007 by "xx" for the amount of xx and it was recorded on xx/xx/2007.

The chain of assignment is complete as the subject mortgage is currently assigned to "xx"

There are 3 active state tax liens available against the borrower amounting to xx in favor of "xx" latest of which has been recorded on xx/xx/2020.

1st installment of combined taxes of 2020 has been paid in the amount of xx on xx/xx/2021 and 2nd installment is due for xx/xx/2021 in the amount of xx.
Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 2 months and the next due for the regular payment is xx/xx/2021. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for 2 months and the next due for the regular payment is xx/xx/2021. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of date is in the amount of xx.

According to PACER Report, XXXX (xx) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2012. However, debtor was dismissed from the bankruptcy on xx/xx/2012 and the case was closed on xx/xx/2012.

No comment stating the reason for default of borrower has been found in the last 24 months servicing comments. The subject property is currently occupied by owner with no visible damages or repairs. It is currently in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, XXXX (xx) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2012. However, debtor was dismissed from the bankruptcy on xx/xx/2012 and the case was closed on xx/xx/2012.	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 10.700% and a maturity date of the loan is xx/xx/2031. The P&I as per updated payment history as of the date is xx and rate of interest is 6.000%: however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on xx/xx/2014.
Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ERUYYS2BBSF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.790%	360	xx/xx/2001	xx/xx/2001	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	5.000%	xx	xx/xx/2016	Financial Hardship	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2001 with lender xx on xx/xx/2001. There are six civil judgments,1st is in the favor City of xx recorded on xx/xx/1994 in the amount of xx, 2nd is in the favor of xx recorded on xx/xx/2005 in the amount of xx,3rd is in the favor of xx recorded on xx/xx/2012 in the amount of xx, 4th is in the favor of xx recorded on xx/xx/2013 in the amount of xx,5th is in the favor of xx recorded on xx/xx/1994 in the amount of xx and 6th is in the favor of xx recorded on xx/xx/2001 in the amount of xx. County annual tax of 2021 is due on xx/xx/2022 in the amount of xx.	According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx 546.88.	Collections Comments:The loan is in foreclosure. Reason for default is unavailable.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx 56.88.
No information has been found related to bankruptcy. The foreclosure was initiated. The file was referred to an attorney on xx/xx/2021. However foreclosure was put on hold due to Loss mitigation. No further information has been found.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2021. However foreclosure was put on hold due to Loss mitigation. No further information has been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2016 in between the borrower and lender xxThe new modified principal balance per modification is in the amount of xx with interest rate starting at 5.00% and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2046.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
T1WWRZXHZF8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	67.227%	67.227%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	38.257%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.000%	xx	xx/xx/2017	Financial Hardship	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2006 with countrywide home xx on xx/xx/2006. There is senior mortgage in the favor of xx on xx/xx/2006 and recorded on xx/xx/2006 in the amount xx. There are five ECB liens in the favor of xx in the amount of xx recorded on xx/xx/2015.There are six civil judgments, all six judgments are in the same favor of The XXXX Dba. All judgments were recorded on same date xx/xx/2020 totally in the amount of xx.
Combined 1st tax of 2022 has been paid on xx/xx/2021 in the amount of xx. Combined 2nd, 3rd and 4th tax is due xx/xx/2021, xx/xx/2022 and xx/xx/2022 respectively, in the amount of xx. Taxes of 2021 have been delinquent in the total amount of xx.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collections. The Reason for default is loss of income.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
No information has been found related to foreclosure and bankruptcy.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2017 in between the borrower and lender xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 4.00% and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2017. The maturity date reflects per modification is xx/xx/2057.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EXW0TM1ZLRF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	4.000%	xx	xx/xx/2013	Financial Hardship	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2006 with xx on xx/xx/2007.
No active judgments or liens have been found.
County annual tax of 2020 has been paid on xx/xx/2020 in the amount of xx.
School annual tax of 2020 has been paid on xx/xx/2020 in the amount of xx.

According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. The Reason for default is loss of income.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
No information has been found related to foreclosure. According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The last date of filing is xx/xx/2021. The POC was filed on xx/xx/2019 in the amount of xx and the arrearage of xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The last date of filing is xx/xx/2021. The POC was filed on xx/xx/2019 in the amount of xx and arrearage of xx.	According to the modification, the loan was modified on xx/xx/2013 in between the borrower and lender xx .The new modified principal balance per modification is in the amount of xx with interest rate starting at 4.00% and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2013. The maturity date reflects per modification is xx/xx/2053.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EFY4F2SAUMT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.950%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	101.009%	101.009%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	4.950%	xx	xx/xx/2014	Financial Hardship	Review of updated title report dated xx/xx/2021 reveals that subject mortgage was originated on xx/xx/2006 by "xx" for the amount of xx and it was recorded on xx/xx/2006. The chain of assignment is complete as the subject mortgage is currently assigned to "xx". There is an active civil judgment available against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2016. Annual combined taxes of 2020 have been paid in the amount of xx on xx/xx/2020 and annual combined taxes of 2021 are due for xx/xx/2022 in the amount of xx.	Review of the payment history reveals that loan is currently under delinquency for 11 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:The loan is currently under delinquency for 11 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.

According to latest 24 months servicing comments, the foreclosure of the subject property has begun by referring it to attorney on xx/xx/2014; however, the foreclosure was placed on hold due to forbearance on xx/xx/2021. This hold has been removed on xx/xx/2021.

No comment stating the reason for default has been found in the last 24 months servicing comments. The subject property is currently occupied by owner with no visible damages or repairs. It is currently in average condition.
Foreclosure Comments:According to latest 24 months servicing comments, the foreclosure of the subject property has begun by referring it to attorney on xx/xx/2014; however, the foreclosure was placed on hold due to forbearance on xx/xx/2021. This hold has been removed on xx/xx/2021.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2014 with the new principal balance of xx. The borrower promised to pay the new modified monthly P&I of xx with the new modified interest rate of 4.950% beginning from xx/xx/2014 and the new maturity date is xx/xx/2036.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XY5H59FKXPO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.240%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	5.000%	xx	xx/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx with lender is xx with Instr | xx# is xx
The chain of assignment has been completed. The last assignment is with xx.

Active liens and judgments have been found:

There are 21 water/sewer liens which were recorded on different date with different amount total in the amount of xx in favor of xx. The subject property is located in Nevada State which is a super lien state. There is a risk of property getting foreclosed. This can be cured by paying off the lien along with interest and late charges.

There are 3 real estate liens which were recorded on different date with different amount total in the amount of xx in favor of xx.

There is one civil judgment which was recorded on xx/xx/2011 in the amount of xx in favor of xx.

1st installment county taxes of 2021/2022 have been paid in the amount of xx.
2nd installment county taxes of 2021/2022 have been due in the amount of xx.
3rd installment county taxes of 2021/2022 have been due in the amount of xx.
4th installment county taxes of 2021/2022 have been due in the amount of xx.

As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 10 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.24%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/2021, the borrower is delinquent for 10 months with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.24%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment unable to determine the reason for default.  As per servicing comment the subject property has been occupied by the owner. The borrower's intention is to keep the property. No damage or repair has been found.

According to the PACER, the borrower xx had filed for bankruptcy under Chapter-07 with the case# xx on xx/xx/2011. The POC was not filed. The schedule D of Voluntary Petition does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy was discharged on
xx/xx/2011 and the case was terminated on xx/xx/2013.

The loan was modified on xx/xx/2014 between the borrower xx and the lender is xx The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.00% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2014 and the maturity date as per modification is xx/xx/2019. The deferred balance is xx. The interest-bearing amount is xx. The mod is 5 years temporary mod. As per clause stated in modification summary states that on the reduction period end date the loan and interest rate will revert to the terms of original note and payment may increase.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-07 with the case# xx on xx/xx/2011. The POC was not filed. The schedule D of Voluntary Petition does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy was discharged on xx/xx/2011 and the case was terminated on xx/xx/2013.
The loan was modified on xx/xx/2014 between the borrower xx and the lender is xx The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.00% and the borrower promises to pay P & I in the amount of xx beginning from xx/xx/2014 and the maturity date as per modification is xx/xx/2019. The deferred balance is xx. The interest-bearing amount is xx. The mod is 5 years temporary mod. As per clause stated in modification summary states that on the reduction period end date the loan and interest rate will revert to the terms of original note and payment may increase.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA APR test.
The annual percentage rate (xx) is 9.732%. The disclosed APR of 7.992% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA APR test.
The annual percentage rate (xx) is 9.732%. The disclosed APR of 7.992% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file.

1  Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JV6WV8EP0K3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	66.071%	66.071%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	48.319%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	4.625%	xx	xx/xx/2012	Financial Hardship	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2006 with the lender xx. which was recorded on xx/xx/2006.

The chain of assignment has been completed. The latest assignment is with xx recorded on xx/xx/2019.

No active liens and judgments have been found.

There is a junior mortgage active in the favor of xx. in the amount of xx recorded on xx/xx/2006.

County 1st and 2nd installment tax for the year of 2021 has been due in the amount of xx on xx/xx/2022.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 9 months with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 9 months with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is loss of income due to covid-19. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2012 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 4.625 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2012. The maturity date reflects per modification is xx/xx/2052.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DAK7F1OAIDV	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	51.733%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for "xx".

There is HOA Lien / COA Lien available in the updated title report against the subject property in the amount of xx which was recorded on xx/xx/2021.

The combined annual county taxes for the year 2020 have been paid in the amount of xx on xx/xx/2020.
The combined annual county taxes have been due in the amount of xx for the year 2021.

Review of updated payment history as of xx/xx/2021, the loan is currently performing. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.	Collections Comments:Review of updated payment history as of xx/xx/2021, the loan is currently performing. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx. As per comment dated xx/xx/2020 borrower was hit by a car so has been out of work and hours have been cut at work.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2020.As per comment dated xx/xx/2021 it was put on hold due to Loan modification. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2020.As per comment dated xx/xx/2021 it was put on hold due to Loan modification. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 2.875% beginning from xx/xx/2021 and the new maturity date is xx/xx/2054.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5YRY4NX767J	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2002	xx/xx/2002	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	39.820%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	6.500%	xx	xx/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2002 and which was recorded on xx/xx/2002 in the amount of xx with xx, FSB.
The chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx/xx/2021.
Junior mortgage was originated on xx/xx/2005 and which was recorded on xx/xx/2005 in the amount of xx with xx, FSB.
Active liens and judgments against the borrower:
There are two civil judgments against the borrower in the total amount of xx in favor of xx which were recorded on different dates.
There are two federal tax liens against the xx in favor of xx which were recorded on different dates.
Civil judgment against the borrower was recorded on xx/xx/2012 in the amount of xx in favor of xx.
No delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is delinquent for 16 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2020, the borrower is delinquent for 16 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income due to Covid-19.
As per the BPO report dated xx/xx/2021, the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2021, the file was referred to an attorney on xx/xx/2021. However, as per the comment dated xx/xx/2021, the foreclosure was put on hold due to loss mitigation activity.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2015 with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 6.50% beginning from xx/xx/2015 till the maturity date of xx/xx/2034. The interest bearing amount is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx xx -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JCRV2V78TGX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2020	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.040%	324	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	82.835%	82.835%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	3.625%	xx	xx/xx/2018	Financial Hardship	Review of updated title report dated xx/xx/2021 shows subject mortgage was originated on xx/xx/2008 in the amount of xx with xx. and it was recorded on xx/xx/2018.

The chain of assignment is complete. The loan is currently the assignment with xx.

There is a Stipulated Judgment (xx) with xx, recorded on xx/xx/2012 in the amount of xx.

First half county taxes of 2020 have been paid off in the amount of xx on xx/xx/2020.
Second half county taxes of 2020 have been paid off in the amount of xx on xx/xx/2021.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 9 months and the next due date of payment is xx/xx/2020. The last payment (xx) was received xx/xx/2020 in the amount of xx which applied for xx/xx/2020. The current P&I is xx with an interest rate of 3.625%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in foreclosure and the next due date for the payment is xx/xx/2020. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The date of last filing bankruptcy is xx/xx/2016. The plan was confirmed on xx/xx/2013. The POC was filed on xx/xx/2013, the POC amount is xx and the arrearage amount is xx. The debtors were dismissed on xx/xx/2016 and the case had been terminated on xx/xx/2016.

According to the review of loan file, the foreclosure was accelerated in the loan in 2021. The foreclosure was referred to attorney on xx/xx/2021. The complaint was filed on xx/xx/2021. According to the updated title report located at "xx", lis pendens was filed on xx/xx/2021 with case D-101-CV-xx. The order of referral to foreclosure settlement program was filed on xx/xx/2021. The servicing comment dated xx/xx/2021 states that the mediation specialist review completed on xx/xx/2021. The mediation hearing date is xx/xx/2021. The comment dated xx/xx/2021 states that the reinstatement quote has been requested and the reinstatement quote located at "xx", which states that the reinstatement good to date is xx/xx/2021 in totaling reinstatement amount xx. The comment dated xx/xx/2021, the FC has been put on hold due to loss mitigation workout (the loss mitigation application has been received and is under review. However, no further information has been found in collection comment as of xx/xx/2021, regarding the foreclosure process. No any evidence has been found regarding the active litigation. As earlier the foreclosure was accelerated in 2013, the complaint was filed on xx/xx/2013. Notice of lis pendens was filed on5/2/2013 with the case # xx. The motion for dismissal was filed on xx/xx/2015 and it had been granted on xx/xx/2016.

The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 9 months and the next due date of payment is xx/xx/2020. The last payment (xx) was received xx/xx/2020 in the amount of xx which applied for xx/xx/2020. The current P&I is xx with an interest rate of 3.625%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.

As per the comment dated xx/xx/2020, the reason for default is loss of income. As per review of latest BPO dated xx/xx/2021, the subject property owner occupied and is in good condition. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:According to the review of loan file, the foreclosure was accelerated in the loan in 2021. The foreclosure was referred to attorney on xx/xx/2021. The complaint was filed on xx/xx/2021. According to the updated title report located at "xx", lis pendens was filed on xx/xx/2021 with case D-101-CV-xx. The order of referral to foreclosure settlement program was filed on xx/xx/2021. The servicing comment dated xx/xx/2021 states that the mediation specialist review completed on xx/xx/2021. The mediation hearing date is xx/xx/2021. The comment dated xx/xx/2021 states that the reinstatement quote has been requested and the reinstatement quote located at "xx", which states that the reinstatement good to date is xx/xx/2021 in totaling reinstatement amount xx. The comment dated xx/xx/2021, the FC has been put on hold due to loss mitigation workout (the loss mitigation application has been received and is under review. However, no further information has been found in collection comment as of xx/xx/2021, regarding the foreclosure process. No any evidence has been found regarding the active litigation. As earlier the foreclosure was accelerated in 2013, the complaint was filed on xx/xx/2013. Notice of lis pendens was filed on5/2/2013 with the case # xx. The motion for dismissal was filed on xx/xx/2015 and it had been granted on xx/xx/2016.
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The date of last filing bankruptcy is xx/xx/2016. The plan was confirmed on xx/xx/2013. The POC was filed on xx/xx/2013, the POC amount is xx and the arrearage amount is xx. The debtors were dismissed on xx/xx/2016 and the case had been terminated on xx/xx/2016.	The loan was modified with an effective date of xx/xx/2018 and a new principal balance is xx to a step modification and the rate was starting from 3.625% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2018 with a new maturity date of xx/xx/2048. The rate changes in 5 steps ending at 7.500%. The final balloon payment on the interest bearing principal balance of xx is due on the maturity date xx/xx/2048.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx", due to
TILA Right of Rescission Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
TILA Right of Rescission Test:
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) , transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ABOG5Y2JH0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 12	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.540%	180	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	79.005%	79.005%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.000%	xx	xx/xx/2017	Financial Hardship	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2008 with the lender "xx" for the amount of xx on xx/xx/2008.
The chain of the assignment has been completed and currently the assignment is with "xx" which was recorded on xx/xx/20118.
The subject mortgage is at second lien position as there is an active DOJ lien against the borrower which is held by "xx" for the amount of xx and it was recorded on xx/xx/2021.
There are total nine active junior judgments against the borrower for the total amount of xx which is held by different plaintiff's and were recorded on different dates.
Tax status is to follow.
According to updated payment history as of xx/xx/2021 the borrower has been delinquent with the loan from 17 months and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of xx on xx/xx/2020 which was applied to the due date of xx/xx/2020. The current unpaid principal balance is in the amount of xx till the due date of xx/xx/2020. The current P&I is xx, PITI is xx and interest rate is 4.000%.	Collections Comments:The current status of the loan is collection>=120 days and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of xx on xx/xx/2020 which was applied to the due date of xx/xx/2020. The current unpaid principal balance is in the amount of xx till the due date of xx/xx/2020. The current P&I is xx, PITI is xx and interest rate is 4.000%.
The loan modification agreement was made between the borrower and lender on xx/xx/2017. The new principal balance is in the amount of xx and the borrower promises to pay monthly payment in the amount of xx at the rate of interest 4.000%. The payment had begun from xx/xx/2017 that is to be ended with the stated maturity date of xx/xx/2036. The deferred amount other than principal is xx which will be due at maturity of the modification.
According to PACER report the debtor had filed bankruptcy under chapter 12 with case#xx on xx/xx/2015. The debtor dismissed for other reason on xx/xx/2015 and the case has been dismissed on xx/xx/2015.
As per comment dated xx/xx/2020 the borrower's income is impacted by COVID-19 hence facing unemployment. The reason for default is curtailment of income. The borrower is approved for temporary reduction on xx monthly payment for a period of 3 months which begins from xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER report the debtor had filed bankruptcy under chapter 12 with case#xx on xx/xx/2015. The debtor dismissed for other reason on xx/xx/2015 and the case has been dismissed on xx/xx/2015.	The loan modification agreement was made between the borrower and lender on xx/xx/2017. The new principal balance is in the amount of xx and the borrower promises to pay monthly payment in the amount of xx at the rate of interest 4.000%. The payment had begun from xx/xx/2017 that is to be ended with the stated maturity date of xx/xx/2036. The deferred amount other than principal is xx which will be due at maturity of the modification.	Affiliated Business Disclosure Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
O4ALUZE7QGK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.900%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	93.689%	93.689%	Unavailable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	7.900%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage originated on xx/xx/2005 with xx "lender" and was recorded on xx/xx/2005. There is a break in chain of assignment as we required assignment of mortgage from "xx" to "xx". Annual County taxes for 2019 are currently delinquent in the amount of xx which were earlier due on xx/xx/2021 and are good through xx/xx/2021. No prior year's delinquent taxes have been found. The following liens and judgments are active on the title:

1- There is an active junior Child Support lien available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2006.

Review of the payment history provided for the period xx/xx/2019 till xx/xx/2021 shows borrower is more than 120 plus days delinquent. The last payment received was in the amount of xx on xx/xx/2021 for due date xx/xx/2020. The next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 7.900%.

Collections Comments:Available servicing comments from xx/xx/2019 till xx/xx/2021 states the loan is in collections and payments are 120 plus days delinquent. Borrower's ability seems to be low as struggling to make payments. Borrower wants to keep the property.

The new modified rate is 7.900 % and borrower promises to pay P&I in the amount of xx beginning xx/xx/2018. The new principal balance is xx. The maturity date is xx/xx/2041.

The last payment received was in the amount of xx on xx/xx/2021 for due date xx/xx/2020. The next due date is xx/xx/2020. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 7.900%.
No bankruptcy filed by xx.
No details regarding foreclosure proceedings found in loan file or servicing comments.
No damage found on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower xx and lender xx on xx/xx/2018. The new modified rate is 7.900 % and borrower promises to pay P&I in the amount of xx beginning xx/xx/2018. The new principal balance is xx. The maturity date is xx/xx/2041.	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance Origination Appraisal	xx	3: Curable	* Missing credit report (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"xx" as the loan failing for- This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QNVD3UJVXFN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.650%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	56.664%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. for the amount of xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.650%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.650%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the subject property is located in FEMA disaster moratorium declared on xx/xx/2021 for severe winter storms started on xx/xx/2021 and the comment dated xx/xx/2021, the FEMA Moratorium has been expired. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower's employment details are unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (xx)	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Missing credit report (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EDVOFLZ37BI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	96.999%	96.999%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and which was recorded on xx/xx/2020 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
State tax lien against the borrower was recorded on xx/xx/2014 in the amount of xx in favor of xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan payment. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan payment. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is working as Teacher at "xx" from 1 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Prohibited Fees First Lien Test. This loan failed the prohibited fees test. Fees charged xx Fees Threshold xx over by xx.

The Below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8CZOSP1B96F	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	57.887%	57.887%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	xx	Not Applicable	44.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019 with Book/Page#xx .

There is no chain of assignment as the subject mortgage is with the original lender.

There are three junior mortgages that originated against the subject property.
1st mortgage was originated on xx/xx/2019 with the lender xx, Trustee of xx, u/d/t dated Feb 1, 2019 in the amount of xx which was recorded on xx/xx/2019.
2nd mortgage was originated on xx/xx/2019 with lender xx, Trustee of xx, u/d/t dated Sept 30, 2017 in the amount of xx which was recorded on xx/xx/2019.
3rd mortgage was originated on xx/xx/2019 with lender xx, Trustee of xx, u/d/t dated Aug 2, 2018 in the amount of xx which was recorded on xx/xx/2019.

Town 1st installment taxes of 2022 have been paid in the amount of xx on xx/xx/2021 and 2nd installment taxes are due in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 17 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of PITI is xx which includes P&I of xx, which was applied for the due date of xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the review of the payment history as of xx/xx/2021, the borrower is delinquent for 17 months with the loan and the next due date for the regular payment is xx/xx/2020. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is the borrower's income impacted by covid-19 pandemic. The forbearance plan has been approved for 3 months that began from xx/xx/2020 to xx/xx/2020. The forbearance plan has been extended for several times. The collection comment dated xx/xx/2021 states the forbearance plan has been extended till xx/xx/2021. No comments have been found regarding the subject property condition. The borrower's employment details are not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	3: Curable		* Application Missing (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N196L9TGCWK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	4.875%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	xx	50.442%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	"The review of the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2017 and was recorded on xx/xx/2017, in the amount of xx with xx.

The chain of assignment has been completed.

There is civil judgment against the borrower in favor of xx recorded on xx/xx/2020 in the amount of xx.

Annual combined taxes of 2020 have been paid in the amount of xx on xx/xx/2020.

Annual combined taxes of 2021 have been due in the amount of xx.

No prior year delinquent taxes have been found.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2020. The case was discharged on xx/xx/2020 and terminated on xx/xx/2020.

As per servicing comment unable to determine the reason for default.

No comments pertaining damage to the property were observed.

No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2020. The case was discharged on xx/xx/2020 and terminated on xx/xx/2020.
"This is conventional fixed rate mortgage with P&I of xx with the rate of interest 4.875% and a maturity date of xx/xx/2047. The P&I as per payment history is the xx and rate of interest is 4.500%, however, there is a different in P&I and rate of interest with respect to Note data. As per tape data, the loan has been modified on xx/xx/2019. However, Modification agreement is missing in the file.

Missing Dicsloures	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(xx)(xx))
The loan amount is xx or more, and the transaction's total points and fees is xx, which exceeds 3 percent of the total loan amount of xx; or
The loan amount is less than xx but at least xx, and the transaction's total points and fees is xx, which exceeds xx; or
The loan amount is less than xx but at least xx, and the transaction's total points and fees is xx, which exceeds 5 percent of the total loan amount of xx; or
The loan amount is less than xx but at least xx, and the transaction's total points and fees is xx, which exceeds xx; or
The loan amount is less than xx and the transaction's total points and fees is xx, which exceeds 8 percent of the total loan amount of xx."
* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Loan failed TILA APR test due to APR Charged 4.929% APR Threshold 5.162%  Variance -0.233%. Subject loan is a purchase, originated on xx/xx/2017 and the SOL is 1 year.
																																																																																								TILA Finance Charge Test. Finance charge disclosed on Final CD as xx. Calculated Finance Charge as xx for an Variance amount of xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on xx/xx/2017 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BOOLQ60J3UJ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with lender xx.
The chain of assignments has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid in the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021.The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021.The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH tape for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but BWR is non—US xxzen with no legal US residency status. Loan may be NOO. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx" due to following factors:

1. This loan failed the prohibited fees test. The loan does charge fee not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: xx   Allowed: xx   Over by: +xx

2. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of xx on final CD dated xx/xx/2020. There is a total fee increased of xx for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The loan does charge fee not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: xx   Allowed: xx   Over by: +xx

Prohibited Fees Test Inclusion-

Title - Closing Protection Letter paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DH6IGXRQZHP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.322%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 and it was recorded on xx/xx/2020 in the amount of xx in favor of ''xx" with Instr#xx

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with an interest rate 2.875 % and it was applied for the due date xx/xx/2021. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in performing status.

The payment history dated as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with an interest rate 2.875 % and it was applied for the due date xx/xx/2021. The current unpaid principal balance is in the amount of xx.

The foreclosure was not accelerated yet. No bankruptcy has been filed.

According to the collection comments dated xx/xx/2021, FEMA Disaster Moratorium declared on xx/xx/2021 for Severe Winter Storms starting on xx/xx/2021. However, there is no impact found for the disaster to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx. Fees threshold xx. Over By +xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM Points and Fees Test due to Fees charged xx Fees threshold  xx. Over By +xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5AL9FF2JBQY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx with xx, recorded with the Instrument#xx

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 14 months. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is collection.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 14 months. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx.The UPB reflected as per the payment history is in the amount of xx.
According to the collection comment dated xx/xx/2021, the RFD is borrower's income is impacted by Covid-19.
 The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"xx"xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VNU5PD4K9A1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	41.772%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of town taxes for the year of 2022 are due in the amount of xx on xx/xx/2022 and xx on xx/xx/2022.
First, second, third and fourth installments of town taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021, xx on xx/xx/2021, xx on xx/xx/2021 and due in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.875%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx from 40 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Mortgage Insurance Transmittal (xx)	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Closing Protection Letter paid by Borrower: xx
Warehousing Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7XEQBBFE57G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	74.983%	74.983%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	Not Applicable	47.066%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx.

No chain of assignments found.Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

Combined Taxes of 2021 have been due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan was originated on xx/xx/2021. The comment history is missing from the loan file since the origination. Hence, the comment history review is not completed of this loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test. (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2021. Revised LE dated xx/xx/2021 does reflect Points - Loan Discount Fee at 880. Final CD dated xx/xx/2021 reflect Points - Loan Discount Fee at xx, this increase of xx, Required COC is missing from loan file.

TRID Violation in "xx". Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is xx and on Final Closing Disclosure Fee amount is xx. Fee amount exceeds by +xx."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that lost PIW from agency and they did not get an Appraisal because that would have been dated after the Note date and was not agency eligible. Value is based on the original PIW."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BS398C3VZUN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	38.436%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, with xx.

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020/2021 have been paid on xx/xx/2020 and xx/xx/2021 in the combined amount of xx.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower's income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4QHOU4XJW6Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	Unavailable	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, with xx.

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2020 have been paid on xx/xx/2020 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2021, the borrower is performing with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a Service Advisor from 1.2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZJEWTA721JM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	43.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2020 with the lender xx. DBA: xx in the amount of xx, which was recorded on xx/xx/2020 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There is water/sewer lien active against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2021.
Annual county taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.625%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.625%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, the reason for default is curtailment of income.
The borrower xx has been working at xx for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) xx.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"xx" due to following factors:

1. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx) that is after the Revised Closing Disclosure Delivery Date (xx). However, the method of delivery is marked as "xx"

2. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of xx on final CD dated xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62PIOBTYDJW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.895%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	57.453%	57.453%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009, in the amount of xx with xx with Instrument# xx.
The chain of assignment has been completed.
There is a junior mortgage in the amount of xx in favor of xx which is recorded on xx/xx/2019.
There is a judgment against the borrower xx in the amount of xx in favor of xx which is recorded on xx/xx/2013.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021 which is applied for the due date of xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per collection comment dated xx/xx/2020 the reason for default of borrower was curtailment of income. As per collection comment dated xx/xx/2021 the reason for default of borrower was mortgagor illness. As per collection comment dated xx/xx/2021 the reason for default of borrower was excessive obligations. As per collection comment dated xx/xx/2021 the property is occupied by owner. No evidence has been found regarding damage or repairs in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 8.000% Comparison data 7.090% Variance +0.910%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 8.000% Comparison data 7.130% Variance 0.870%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4QS63PVWXIK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.950%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx/xx/2021 shows that the mortgage was originated on xx/xx/2004 with xx and (xx) xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2004 with the instrument # xx
The chain of the assignment has been completed. The current assignment is with xx, successor trustee to xx.
The annual installments of county taxes for the year 2020 have been paid in the amount of xx. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 5.95%.

Collections Comments:The review of comment history shows that the borrower is current with the loan.

The property is owner occupied. No damage or repair to the property has been found. The borrower is current with the loan and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 5.95%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 6.000% and comparison data is 5.000%; hence, the variance is +1.000%."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx; however it is over by +xx. Borrower to be refunded +xx overcharged fee to cure.
Fees Included-
Loan Origination Fee xx
Loan Discount Fee xx
Title Insurance xx
Texas Guaranty Fee xx
Recording Fee xx
Recording Service Fee xx.
Per statute, the SOL of 4 years has expired."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""xx""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X1ESCD90BBT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.550%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	32.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx. for the amount of xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.550%.

Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.550%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property is unable to be determined. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2020, the subject property is located in FEMA disaster area which was declared on xx/xx/2020 for Coronavirus disease 2019 pandemic . No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx from 84 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Mortgage Insurance	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) xx in Total Cannot Increase More Than 10% xx"xx" * MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"xx test"xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
F4605346N4C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	79.531%	79.531%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.038%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:The comment history is missing from the loan file.
Currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
Occupancy and current status of the subject property is unable to be determined due to missing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable		* Missing Appraisal (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/eligible"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PEKO0Q84O0C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.189%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are 9 civil judgments against the borrower.
The first civil judgment was recorded on xx/xx/2016 for the amount of xx in the favor of xx.
The second was recorded on xx/xx/20217 for the amount of xx in the favor of xx.
The third was recorded on xx/xx/2017 for the amount of xx in the favor of xx.
The fourth civil judgment was recorded on xx/xx/2019 for the amount of xx in the favor of xx.
The fifth was recorded on xx/xx/2020 for the amount of xx in the favor of xx.
The sixth was recorded on xx/xx/2019 for the amount of xx in the favor of xx.
The seventh was recorded on xx/xx/2019 for the amount of xx in favor of xx.
The eighth was recorded on xx/xx/2021 for the amount of xx in favor of xx.
The ninth was recorded on xx/xx/2021 in the amount of xx in favor of xx.
County taxes for the year 2020 have been paid in the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:According to the PH, the current status of the loan is performing. According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of xx. Unable to determine the occupancy status as the latest CH is missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) xx.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx.""
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"xx" but borrower did not take a correct education class. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (xx) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F00F5FW0FI8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	89.977%	89.977%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	47.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There is judgment active against the borrower in the favor of xx in the amount of xx which was recorded prior to subject mortgage on xx/xx/2020.
Annual Combined taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.625%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.625%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
The Borrower xx has been working at xx as xx for 7 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DWZQRWEKFWQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.597%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	Yes	xx	xx	53.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2020 with the MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/2020 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual County taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 8.597%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 8.597%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. However, no further details have been found.
As per comment dated xx/xx/2021, reason for default is borrower's income is impacted by Covid-19.
The Borrower xx has been working at xx for 6 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 9.177% Allowed: 5.200% Over by: +3.977%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BZTWL08WO4P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	84.956%	84.956%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.992%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021.
No active judgments or liens have been found.
Tax for the year 2020 has been paid on xx/xx/2020 in the amount of xx.Combined annual tax of 2021 is due on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.The Reason for default is unavailable.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
No information has been found related to foreclosure and bankruptcy. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx. The following fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx. The following fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TOYBXUGFTZD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2021 are due in in the total amount of xx for the year 2021 have been delinquent in the amount of xx which was good through till xx/xx/2021.
Taxes of 2020 have been paid in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:The comment history is missing from the loan file.
Currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
The occupancy and current status of the property is unable to be determined.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KZ471I8MLEJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	78.150%	78.150%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	50.054%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx for the amount of xx.
According to the updated title report dated xx/xx/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020 and xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.750%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx from 182 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is after the Consummation date xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.054%, the Borrower income was xx and total expenses are in the amount of
																																																																																								xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 50%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
O5YZ57V12TD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	No	Yes	xx	Not Applicable	22.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx in the amount of xx, which was recorded on xx/xx/2019 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There is judgment active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2020.
Annual Combined taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
Annual Utilities charges for the year of 2020 have been paid on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 13 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 5.125%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the payment history as of xx/xx/2021, the borrower is currently delinquent for 13 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI xx which includes P&I xx with the rate of interest 5.125%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
Collection comments are missing from xx/xx/2019 to xx/xx/2021. However, we require complete 24 months of Collection comments.
The Covid review is not performed as latest collection comments are missing.
The borrower xx has been working at xx for 5 years.
Unable to determine the Occupancy and current condition of subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WPA84M6JJ17	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	103.098%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.876%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is junior mortgage originated on xx/xx/2021 for the amount of xx with lender xx of the City of xx, Arizona.
Taxes of 2021 have been paid in the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2021, the borrower is now current with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2021, the borrower is now current with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to determine. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"xx due to property flip not seasoned"xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Settlement date is different from note date (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.876%, the Borrower income was xx and total expenses are in the amount of
xx and the loan was underwritten by DU (xx) and
																																																																																								its recommendation is "xx" with a DTI of 43.88%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VKD0520DSUR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	103.600%	103.600%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.115%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2021 shows that borrower, xx are on the title. Subject mortgage originated on xx/xx/2021 in the amount of xx with lender, xx.
No assignments were found.
No active judgments or liens were found.
Property taxes of 2021 are due on xx/xx/2021 in the amount of xx.
Property taxes of 2020 are partially paid in the amount of xx. The remaining balance after payment xx is delinquent. Taxes were due on xx/xx/2021 and good through till xx/xx/2021.	Payment history as of xx/xx/2021 shows that loan is performing and borrower is due for xx/xx/2021 payment. Last payment was applied on xx/xx/2021 in the amount of xx for the due date xx/xx/2021. Current UPB is xx and interest rate is 3.125%.	Collections Comments:Current status of the loan is performing. Payment history as of xx/xx/2021 shows that borrower is due for xx/xx/2021 payment. Last payment was applied on xx/xx/2021 in the amount of xx for the due date xx/xx/2021. Current UPB is xx and interest rate is 3.125%.
No records of bankruptcy were found.
No foreclosure evidence was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that borrower didn't sell Investment Property in order to have full VA entitlement restored. However, loan is not insured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YOIOXZKZONT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	76.636%	76.636%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.206%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has not been found.
There is a credit card judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
There is a child support lien in the favor of xx which was recorded on xx/xx/2019. However, the amount is unavailable.
Taxes for the year 2021/2022 are due in the total amount of xx on xx/xx/2021 and xx/xx/2022.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and as per tape data the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and as per tape data the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible" with a DTI of 44.21%. .."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QGGF0X9J92R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Refinance	99.263%	99.263%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2021 shows that borrower, xx are the current owner of the subject property. Subject mortgage originated on xx/xx/2020 with lender, xx. in the amount of xx has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2020 are paid on xx/xx/2021 in the amount of xx	Payment history as of xx/xx/2021 shows that loan is performing and next due for10/1/2021 payment. Last payment was applied on xx/xx/2021 in the amount of xx for the due date xx/xx/2021. Current UPB is xx and rate of interest 2.750%	Collections Comments:Current status of the loan is performing. Payment history as of xx/xx/2021 borrower is due for xx/xx/2021 payment. Last payment was applied on xx/xx/2021 in the amount of xx for the due date xx/xx/2021. Current UPB is xx and rate of interest 2.750%.
Collection comments are missing from the loan file.
No foreclosure action was found.
No evidence of damage or repair was found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UIAOQELNUIG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.373%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated in xx/xx/2021 and recorded on xx/xx/2021.
Chain of assignment has been working at xx as xx, Ltd which was recorded on xx/xx/2021.
No active judgments or liens found.
The taxes information is not mentioned.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower's income has been impacted by Covid. The borrower xx has been working at xx as a xx for 1 month.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fees test due to inclusion of following fees,
Electronic Document Delivery Fee paid by Borrower: xx
Real Estate Commission paid by Seller: xx
Title Copies paid by Borrower: xx
Title Patriot Fee paid by Borrower: xx
Transaction Management Fee paid by Borrower: xx
Undisclosed Debt Monitoring paid by Borrower: xx"
* Final Application Incomplete (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher Price Mortgage Loan (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2YUGFUAXUT7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	73.314%	73.314%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	8.000%	xx	xx/xx/2018	Financial Hardship	Review of updated title report dated xx/xx/2021 shows subject mortgage was originated on xx/xx/2007 in the amount of xx with xx, and it was recorded on xx/xx/2007.

The chain of assignment is incomplete. The loan is currently the assignment with xx, not in its individual capacity but solely as owner trustee for xx.

There is a state tax lien against the borrower which was recorded on xx/xx/2002 in the amount of xx which is in the favor of xx.

There is one civil judgment open against the borrower in the amount of xx with xx which was recorded on xx/xx/2008.

First half combined taxes of 2020 have been paid in the amount of xx on xx/xx/2021.
Second half combined taxes of 2020 have been paid in the amount of xx on xx/xx/2021.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 0 month and the next due date of payment is xx/xx/2021. The last payment (xx) was received xx/xx/2021 in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 8.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/2021.

According to the review of latest collection comments the foreclosure was accelerated in the loan in 2017. The foreclosure was referred to attorney on xx/xx/2017. The complaint was filed with case # xx CV 0049. Judgment was entered on xx/xx/2020. The FC case has been put on hold due to loan was modified on xx/xx/2018. No further information has been found regarding the foreclosure process.

As per the comment dated xx/xx/2021, the reason for default is curtailment of income. The comment dated xx/xx/2021 states loss mitigation has been discussed. As per servicing comment dated xx/xx/2021, the forbearance plan extended for 18 months, which has started on xx/xx/2020 and ended on xx/xx/2021. No further details have been found.

The subject property owner occupied and is in average condition. Comment dated on xx/xx/2020 shows that hazard claim damages received and the date of loss is xx/xx/2020. Further details related to damages are not mentioned in the comments.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in 2017. The foreclosure was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with case # xx CV 0049. The FC case has been put on hold due to loan was modified on xx/xx/2018. No further information has been found regarding the foreclosure process.
																																																																																	Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2018. The borrower had given promise to pay the UPB of xx with interest rate of 8.000% with xx. The principal forgiven amount is given in the amount of xx. The UPB that has been amortized is xx as an interest bearing amount.	Credit Application Missing Required State Disclosures		2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Required State Disclosures (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J1QDY59XQAE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.722%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx trust recorded on xx/xx/2019.
There is credit card judgment against the borrower in the favor of xx for the amount of xx recorded on xx/xx/2021.
County annual taxes for the year of 2021 are due in the amount of xx on xx/xx/2022.
County annual taxes for the year of 2020 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.000%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5.000%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of xx with the interest rate of 5.000% beginning on xx/xx/2021 till maturity date of xx/xx/2051. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower has been impacted by covid-19. The forbearance plan for 3 months began on xx/xx/2020 till xx/xx/2020. As per the comment dated xx/xx/2020, the forbearance plan has been extended till xx/xx/2021. As per the comment dated xx/xx/2021, the borrower is unemployed. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2021, the subject property is owner occupied. As per the comment dated xx/xx/2021, the subject property is located in natural FEMA disaster area. No comment pertaining damage to the subject property has been observed.
As per the final application, the borrower is working at xx as xx from 65 month.
Currently, the borrower is unemployed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2021 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of xx with the interest rate of 5.000% beginning on xx/xx/2021 till maturity date of xx/xx/2051.	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SMRF91QTG1L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	89.167%	89.167%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.262%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2020.
The chain of assignment has been completed. The current assignment is with xx.
No active liens and judgments have been found.
Third installment town taxes of 2021-2022 have been paid in the amount of xx, second, and fourth installment taxes are due on xx/xx/2022, xx/xx/2022 and xx/xx/2021 respectively in the amount of xx, xx and xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date is xx/xx/2021.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.875%, which was applied for the due date of xx/xx/2021.  The UPB reflected in the latest payment history is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower was approved for the 3 months of covid-19 forbearance plan which was started from xx/xx/2020 to xx/xx/2020 each in the amount of xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as an xx for 30 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan is eligible for PIW. PIW document is missing in the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.
Prohibited Fees Test Inclusion
Title - CPL paid by Borrower: xx
Undisclosed Debt Report paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Foreclosure Rescission Finance Charge Test. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years.

																																																																																								The disclosed finance charge is xx and allowed is xx however it is undercharged by xx. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WXZPFW7QTHN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	4.000%	360	xx/xx/2018	xx/xx/2018	FHA	Fixed	Refinance	94.027%	94.027%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx, with xx, recorded with the Instrument#xx

No chain of assignments found. Unable to determine last assignee.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There is a Credit card judgment  against borrower "xx" in the favor of "xx", which was recorded on xx/xx/2010 prior to the subject mortgage in the amount of xx.

County Taxes of 2020 has been Exempt on xx/xx/2019.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. Unable to determine last payment received dates and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. Unable to determine last payment received dates and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Unable to determine RFD and the current occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2018.The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down. However the bankruptcy was discharged on xx/xx/2019 and terminated on xx/xx/2019.The reaffirmation agreement was filed on xx/xx/2019.	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YKYWXMKRTKH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	91.602%	91.602%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.609%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018.
No chain of assignment have been found.
No active liens and judgments have been found.
County first installment taxes for the year of 2020 have been paid in the amount of xx.
Second county installment taxes for the year of 2020 are delinquent in the amount of xx which was due on xx/xx/2021 and they are good through till xx/xx/2021.
As per the seller tape data, the next due date is xx/xx/2021 and the new UPB is reflected in the amount of xx. Latest payment history is missing from the loan files. As per the available payment history as of xx/xx/2021, the borrower is delinquent from 06 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.

Collections Comments:The loan is in the collection.
As per the seller tape data, the next due date is xx/xx/2021 and the new UPB is reflected in the amount of xx. Latest payment history is missing from the loan files. As per the available payment history as of xx/xx/2021, the borrower is delinquent from 06 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income was impacted by covid-19. Currently, the borrower is working at xx as a xx from 5 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test. Fees Charged: xx. Fees Threshold: xx. xx by +xx. The following fees were included in the test:
1. Mortgage Broker Fee (xx): xx
2. Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees Test. Fees Charged: xx. Fees Threshold: xx. xx by +xx. The following fees were included in the test:
1. Mortgage Broker Fee (xx): xx
2. Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with a DTI of 49.609%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GB11EJOZRP1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.619%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019.
No assignments have been found.
No active liens and judgments have been found.
Annual county taxes for the year of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
Latest payment history is missing from the loan files. As per the seller tape data, the next due date is xx/xx/2020 and the available payment history as of xx/xx/2021, the borrower is delinquent from 10 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2020 in the amount of xx. Current P&I is xx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.

Collections Comments:The loan is in the collection.
Latest payment history is missing from the loan files. As per the seller tape data, the next due date is xx/xx/2020 and the available payment history as of xx/xx/2021, the borrower is delinquent from 10 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2020 in the amount of xx. Current P&I is xx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2020, the covid-19 forbearance extension letter has been sent. No further details have been fund regarding covid-19. Currently, the borrower is working at xx as an xx from 10 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DQ7D8BUES0M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.646%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	55.556%	55.556%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	17.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 in favor of xx for xx and it was recorded on xx/xx/2020.
The chain of assignment has been completed.
No active judgments or liens have been found.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with loan. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 3.646%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/2021 reveals that the borrower is current with loan. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 3.646%. The current unpaid principal balance reflects in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
At the time of origination borrower was working as Completions Manager at "xx" for 1.3 years.
Collection comments are missing from xx/xx/2019 to xx/xx/2021. However, we require for latest 24 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MU9U3ZGTC3F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.142%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and which was recorded on xx/xx/2020 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.
According to the tape data, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the tape data, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is working as Driver at "xx" from 21 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TK2COUGXJX5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.971%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is a junior mortgage that originated on xx/xx/2020 with lender xx which was recorded on xx/xx/2020.

Combined annual installment taxes of 2020 have been paid in the amount of xx on xx/xx/2020. No prior year's delinquent taxes have been found.	According to the payment history seller's tape data as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received is unable to be determined. The current P&I is in the amount of xx with an interest rate of 4.000%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in performing status. According to the payment history seller's tape data as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2021 states the reason for default is an illness of the borrower. No comments have been found regarding the borrower's income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to addition of fee in initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflects Compliance Review Fee. However, Final CD dated xx/xx/2020 reflects Compliance Review Fee at xx. This is a fee increase of xx for 0% tolerance fee test. COC for the addition in Compliance Review Fee is missing from the loan documents.

TRID Violation in Charges that Cannot Increase test due to addition of fee in initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflects Funding, Wire, or Disbursement Fee. However, Final CD dated xx/xx/2020 reflects Funding, Wire, or Disbursement Fee at xx. This is a fee increase of xx for 0% tolerance fee test. COC for the addition in Funding, Wire, or Disbursement Fee is missing from the loan documents.

TRID Violation in Charges that Cannot Increase test due to increase of fee in initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Processing Fee at xx. However, Final CD dated xx/xx/2020 reflects Processing Fee at xx. This is a fee increase of xx for 0% tolerance fee test. COC for the increase in Processing Fee is missing from the loan documents.

TRID Violation in Charges that Cannot Increase test due to addition of fee in initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflects Purchase Review Fee. However, Final CD dated xx/xx/2020 reflects Purchase Review Fee at xx. This is a fee addition of xx for 0% tolerance fee test. COC for the addition in Purchase Review Fee is missing from the loan documents.

TRID Violation in Charges that Cannot Increase test due to addition of fee in initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflects Appraisal Recertification Fee. However, Final CD dated xx/xx/2020 reflects Appraisal Recertification Fee at xx. This is a fee increase of xx for 0% tolerance fee test. COC for the addition in Appraisal Recertification Fee is missing from the loan documents.

TRID Violation in Charges that Cannot Increase test due to addition of fee in initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflects Tax Service Fee. However, Final CD dated xx/xx/2020 reflects Tax Service Fee at xx. This is a fee increase of xx for 0% tolerance fee test. COC for the addition in Tax Service Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YUDMPC2SZ6W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.898%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx. in the amount of xx which was recorded on xx/xx/2020 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2022 are delinquent in the total amount of xx which is due on xx/xx/2021. County 3rd and 4th installment taxes are due in the amount of xx on xx/xx/2022 and xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history seller's tape data as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received is unable to be determined. The current P&I is in the amount of xx with an interest rate of 3.125%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history seller's tape data as of xx/xx/2021, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The reason for default is unable to be determined. No comments have been found regarding the borrower's income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx from 2 years and 9 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YIUT4QTPI45	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	USDA	Fixed	Refinance	100.222%	100.222%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2021 in the amount of xx, with xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

Combined Taxes of 2021 have been due on xx/xx/2021 in the amount of xx
According to the payment history as of xx/xx/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XYZT29ZYSHL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.759%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx, with xx, recorded with the Instrument#xx

The Chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "xx"	* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5MDV2J5SWAU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2019 with the lender xx. which was recorded on xx/xx/2019.

No chain of assignment has been found.

No active liens and judgments have been found.

County 1st installment of tax for the year of 2021-2022 has been due in the amount of xx on xx/xx/2021.
County 2nd installment of tax for the year of 2021-2022 has been due in the amount of xx on xx/xx/2022.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 0.059%. The APR threshold is 5.090% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 5.149% Allowed: 5.090% Over by: +0.059%"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.149%      Allowed: 5.090%     Over by: +0.059%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 47.30%."xx"	* Settlement date is different from note date (Lvl 1) "xx"	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
S38FUPCSZJO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.549%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual county taxes of 2020 have been paid in the amount of xx.
 Annual county taxes of 2021 have been paid in the amount of xx.
Annual taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment received details have not been mentioned. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The present status of the loan is in collections and the next due date for payment is xx/xx/2021. The last payment received details have not been mentioned. No records for foreclosure have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower's income is impacted by Covid
The borrower xx has been working at xx as a xx for 3 years 4 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test due to following fees were increased.

Initial LE dated xx/xx/2020 reflects Attorney'xx's Fee at xx.

Initial LE dated xx/xx/2020 does not reflects Compliance Audit / Quality Control Fee. However, Final CD dated xx/xx/2020 reflects the Compliance Audit / Quality Control Fee at xx.

Initial LE dated xx/xx/2020 reflects Credit Report Fee at xx. However, Final CD dated xx/xx/2020 reflects the Credit Report Fee at xx.

This is in total increase of xx for charges that cannot increase 0% tolerance test. Valid COC for the addition of charges is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Settlement date is different from note date (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RMMXEG36O69	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	45.104%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/2021 shows that the mortgage was originated on xx/xx/2019 with xx and (xx) xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2019 with the instrument # xx
There is a junior mortgage active found in the amount of xx in favor of xx. It was originated on xx/xx/2019 and recorded on xx/xx/2019.
The first installments of county taxes for the year of 2021-2022 have been paid in the amount of xx. The second installments of county taxes for the year of 2021-2022 are due in the amount of xx for the due date of xx/xx/2021. The current ownership is vested in the name of xx.
As per payment history tape data, the next due date is xx/xx/2021 and the current UPB is xx. The current rate of interest is 6.125% and the P&I is xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property is owner occupied. No damage or repair to the property has been found.
As per payment history tape data, the next due date is xx/xx/2021 and the current UPB is xx. The current rate of interest is 6.125% and the P&I is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows that undocumented income was used for qualifying purpose. Excluding that income invalidates AUS, DTI may push higher. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed ComplianceEase Higher priced mortgage loan test. APR calculated 6.325% APR threshold 5.610% over by +0.715%. Missing Higher Priced Mortgage Loan disclosure signed by Borrower(xx). Subject loan is escrowed.

Loan failed MD COMAR ComplianceEase Higher priced mortgage loan test. APR calculated 6.325% APR threshold 5.610% over by +0.715%. Missing Higher Priced Mortgage Loan disclosure signed by Borrower(xx). Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2DMLG7W7S6P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	xx	39.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx/xx/2021 shows that the mortgage was originated on xx/xx/2020 with xx and (xx) xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2020 with the instrument #xx
The annual installments of combined taxes for the year of 2020 have been paid in the amount of xx. The current ownership is vested in the name of xx.
The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 4.125%.	Collections Comments:The review of the payment history shows that, the borrower is current with the loan.
The comment history is missing so unable to determine current occupancy status and the covid related information.

The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 4.125%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited Fees First Lien Test. Fees charged xx Fees Threshold xx over by xx
The Below fees were included in the test:
Appraisal Fee paid by Borrower: xx,
Processing Fee paid by Borrower: xx,
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EEZ2C6FD897	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	79.721%	79.721%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	38.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/xx/2021, subject mortgage was originated on xx/xx/2021 with the lender "xx" in the amount of xx which is recorded on xx/xx/2021.
The chain of assignment is complete as the current assignment is with "xx".
Property taxes for the year of 2020 are due in the amount xx.
No active judgments or liens has been found.
As per the payment history, the borrower is current with the loan and the next payment is due for xx/xx/2021. The first payment is due for xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx
Collections Comments:The present status of the loan is in performing as the first payment is due on xx/xx/2021.
No repairs and damages have been found.
The borrower xx has been working at xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is missing from loan documents. TX FMV disclosure missing from file and unable to calc LTV."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
241UTX1FFHS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	74.875%	74.875%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	28.203%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage is not found or not recorded. No active liens and judgments against the borrower. No delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is unavailable. No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. No evidence has been found regarding the borrower's current employer details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application Initial 1003_Application Missing Dicsloures	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that loan is unsolvable due to age. Branch is refinancing."
* Missing Final 1003_Application (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject mortgage approved as OO. File indicates potential employment issue. Unclear if BWR working or if employer would allow them to remain remote working. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
C8SGB3AGGUW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	69.851%	69.851%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	36.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx.
No chain of assignments found. Unable to determine last assignee.
Active mortgages, liens and judgments found against the borrower and property is as follows:
1. There is a active Credit card judgment against borrower "xx" in the favor of "xx", which was recorded on xx/xx/2012 prior to the subject mortgage.
2. The updated title report dated xx/xx/2021 shows that there is active senior mortgage against the subject property in the favor of 'xx', the in amount of xx which was recorded on xx/xx/2019 (xx).
1st and 2nd installment County Taxes of 2021-2022 have been due on different date total in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"xx" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years.

																																																																																								3. This loan failed the TILA APR test. The annual percentage rate (xx) is 3.587%. The disclosed APR of 3.287% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EM3ML6TJUCN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx. recorded with the Instrument#xx

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

Other Taxes of 2021 have been due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment(xx) was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0DVGM3EJAJZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	180	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.500%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2005 with the lender "xx" and it was recorded on xx/xx/2005 in the amount of xx. The Chain of assignment has been completed as current assignee is "xx".
There are Six State tax liens have been found pending against the Borrower and which are in the favor of "xx", in the total amount of xx which was recorded on different dates.
There is a Municipal lien has been found pending against the Borrower in favor of "xx" and it was recorded on xx/xx/2016 in the amount of xx.
There is a Child Support lien has been pending against the borrower, in favor of "xx" and which was recorded on xx/xx/2017 in the amount of xx.
There is a civil judgment lien has been found against the borrower in favor of "xx" and it was recorded on xx/xx/2016 in the amount of xx.
There is a Civil Judgment has been pending against the borrower, in favor of "xx" and which was recorded on xx/xx/2021 in the amount of xx.
2019 Combined Annual taxes have been paid in the amount of xx on xx/xx/2021. 2020 Combined First/Second Installments have been paid in the total amount of xx. No prior year delinquent taxes have been found.

The Payment History (xx) & provided PH as of dated as of dated xx/xx/2021 shows the borrower is current with the loan. The last payment was received on xx/xx/2021 in the P&I amount of xx and it was applied for the due date of xx/xx/2020. The next due date is xx/xx/2021. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in the Performing. The Payment History (xx) & provided Payment History as of dated xx/xx/2021 shows that the borrower is current with the loan. The last payment was received on xx/xx/2021 in the monthly P&I payment amount of xx, which was for the due date of xx/xx/2020. The next due date is xx/xx/2021. The current Interest Rate is and unpaid principal balance is in the amount of xx.
No comments have been found regarding foreclosure in the latest servicing comments.
As per PACER report, the debtor has not filed bankruptcy yet.
BPO report dated xx/xx/2021 located on (xx) shows property is owner-occupied and in average condition.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made on xx/xx/2021. New modification interest rate is 5.500% and borrower has promised to pay P&I in the amount xx began on xx/xx/2021. The new principal balance is xx, which is also an interest bearing amount. The last modified payment will be due on xx/xx/2036.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Equal Credit Availability Notice.
2) Insurance Tying Disclosure.
3) Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Prepayment Rider Missing (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JK0LBTST1NM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	93.787%	93.787%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	43.171%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Updated title report dated xx/xx/2021 shows that the subject mortgage was recorded on xx/xx/2020 with lender "xx" with loan amount of xx.

As per updated title report document there are 02 state tax liens against the borrower in the amount of xx in the favor of "xx" & recorded on xx/xx/2003 & xx/xx/2015 respectively.

As per updated title report (xx) there is certificate of tax sale for water/sewer lien against the subject property in the total amount of xx in the favor of "xx" & recorded on xx/xx/2020. No evidences of tax redemption have been found.

As per updated title report, there are multiple active junior judgments available against the borrower in the total amount of xx filed by xx, 2nd & 3rd installments of county taxes for the 2021 have been paid in full in the total amount of xx on xx/xx/2021, xx/xx/2021 & xx/xx/2021 respectively.

4th installment of city taxes for the 2021 is due in the amount of xx on xx/xx/2021.

1st & 2nd installments of city taxes for the 2022 is due in the total amount of xx on xx/xx/2022 & xx/xx/2022 respectively.
As per payment history tape, the borrower is making regular payments. The next due date is xx/xx/2021. The last payment was received in the total amount of xx for the due date of xx/xx/2021. The last payment received date is unavailable. The current unpaid principal balance according to payment history tape data is xx. The current interest rate is 5.50% with xx in the amount of xx.	Collections Comments:The loan is performing.
As per payment history tape, the borrower is making regular payments. The next due date is xx/xx/2021. The last payment was received in the total amount of xx for the due date of xx/xx/2021. The last payment received date is unavailable. The current unpaid principal balance according to payment history tape data is xx. The current interest rate is 5.50% with xx in the amount of xx.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is FHA fixed rate mortgage with P&I of xx with the rate of interest 3.375% and a maturity date of the loan is xx/xx/2050. The P&I as per updated payment history as of the date is xx and rate of interest is 5.500%. However, there is an increase in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test.
below are the fees which fails the prohibited fee test:

E-doc (xx) paid by borrower: xx
Title closing protection letter (xx) paid by borrower: xx
Title flood certification fee paid by borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2019 does not reflects Points - Loan Discount Fee. However, Final CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx. This is an increase of +xx for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/2019 does not reflects Appraisal Re-Inspection Fee. However, Final CD dated xx/xx/2019 reflects Appraisal Re-Inspection Fee at xx. This is an increase of +xx for charges that cannot increase."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
09R00Z47X5Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	12.353%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2011 and it was recorded on xx/xx/2011 in the amount of xx in favor of xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The combined annual county taxes for the year 2020 have been paid in the amount of xx on xx/xx/2020.

The combined annual county taxes are due in the amount of xx for the year 2021.
Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 4 months. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.

Collections Comments:Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 4 months. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.

As per comment dated xx/xx/2020 foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. Later, it was put on hold due to the debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx and plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
Foreclosure Comments:As per comment dated xx/xx/2020 foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. Later, it was put on hold due to the debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx and plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.

Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9IXKJYHRNIK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,187.50	Unavailable	6.375%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.500%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for xx.

The chain of assignment is complete as the current assignee is xx.

 Active junior or senior judgments/liens/mortgages:

1.There is an active junior civil judgment available in the updated title report against xx  in the amount of xx  in favor of "xx" and it was recorded on xx/xx/2021.

The combined tax for the year 2021 is due in the amount of xx.
Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +0 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per updated payment history as of xx/xx/2021, the loan is currently in delinquency for +0 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx. It shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the modification agreement dated xx/xx/2021 between borrower xx and lender xx. The down payment of xx must be paid before xx/xx/2021.The new principal balance amount is xx with the rate of interest of 4.5% and P&I payment of xx from xx/xx/2021 to xx/xx/2041.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement dated xx/xx/2021 between borrower xx and lender xx. The down payment of xx must be paid before xx/xx/2021.The new principal balance amount is xx with the rate of interest of 4.5% and P&I payment of xx from xx/xx/2021 to xx/xx/2041.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6DQJ9Z5I1FQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.080%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.750%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2021 there are no delinquent taxes and there is one Hospital lien against the borrower xx in the amount of xx. Chain of assignment is also not complete. The subject mortgage is in the amount of xx which was recorded on xx/xx/2007 and is on the first lien position.	Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 4 months and the next due for regular payment is xx/xx/2021. The last payment date is not available. As per tape data P&I in the amount of xx with 4.750% interest rate for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in collections.
Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 4 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) date is not available as per tape data P&I in the amount of xx with 4.750% interest rate for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.
The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.750% beginning from xx/xx/2021 but maturity date is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.750% beginning from xx/xx/2021 but maturity date is not available.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment RequiremenTAnti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q0MZ6TRKIJV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	59.988%	59.988%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	Yes	xx	xx	49.820%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, MERS as nominee for xx, with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed; currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as Coord Marketing from 10.5 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx" * Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NPURE5XYD1Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.036%	98.036%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.372%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx with xx.

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn't modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PZUTF0E98Z2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	56.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx/xx/2021 shows that the mortgage was originated on xx/xx/2021 with xx by xx xx and (xx) xx, in the amount of xx. The subject mortgage was recorded on xx/xx/2021 with the instrument # xx
The annual installments of county taxes for the year of 2021 have been paid in the amount of xx. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 3.625%.

Collections Comments:The review of comment history shows that the borrower is current with the loan. The property is owner occupied. No damage or repair to the property has been found.

The next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 3.625%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, minimum down payment insufficient. Supporting documents to validate this issue is missing from the loan file."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6ZQ1F126GUX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.230%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx. which is recorded on xx/xx/2021.
No active judgments or liens have been found.
Annual taxes of 2021 are due in the amount of xx.
Annual taxes of 2020 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
As per the payment history, the next payment is due for xx/xx/2021. The first payment is due for xx/xx/2021. The P&I and PITI is xx. The UPB is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The first payment is due for xx/xx/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. The collection comments are missing. Therefore, COVID review has not been performed. The comments are missing from xx/xx/2021 to xx/xx/2021.

The borrower xx has been working at xx as a xx for 20 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Final Closing Disclosure	xx	3: Curable		* Missing Final Closing Disclosure (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KT7FKNM15T2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2021 shows that subject mortgage was originated on xx/xx/2021 in the amount of xx by lender xx on xx/xx/2021. Chain of assignment is complete. Combined taxes for the year 2020 are due in amount of xx.
Following liens and judgments are active on subject property
Junior mortgage originated on xx/xx/2021 in the amount of xx by the lender xx on xx/xx/2021.
Credit card judgment in the amount of xx on xx/xx/2014 by plaintiff xx.
Review of payment history as of xx/xx/2021 shows that borrower is current with the loan. Last payment was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. Next due date is xx/xx/2021. Current UPB reflected as per pay history is xx.	Collections Comments:Borrower is currently performing with the loan.
Review of payment history as of xx/xx/2021 shows that borrower is current with the loan. Last payment was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. Next due date is xx/xx/2021. Current UPB reflected as per pay history is xx.
No foreclosure related information found in the loan file.
No bankruptcy related information found in the loan file.
No damages and repairs are found to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type.
																																																																																							No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KIPPUKCO5M8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	84.792%	84.792%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.744%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 for the amount of xx in favor of xx.
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The last (xx) payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The current UPB is xx.	Collections Comments:Loan current status is performing.
Review of payment history as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The last (xx) payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
No damage was noted in the loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. Mortgage Insurance certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F9L8GYR3L73	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.383%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of Updated Title report dated xx/xx/2021 shows that subject mortgage was originated on xx/xx/2021 in the amount of xx by lender xx on xx/xx/2021. Chain of assignment is complete. County taxes for the year 2021 are due in the amount of xx.
No active liens and judgments found on subject property.	Review of Payment history as of xx/xx/2021 shows that borrower is current with the loan. Last payment was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. Next due date is xx/xx/2021. Current UPB reflected as per pay history is xx.	Collections Comments:Borrower is currently performing with the loan.
Review of Payment history as of xx/xx/2021 shows that borrower is current with the loan. Last payment was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. Next due date is xx/xx/2021. Current UPB reflected as per pay history is xx.
No bankruptcy filed by xx.
No foreclosure related information found in the loan file.
No damages and repairs were found to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XX3VJYA6OSQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Pennsylvania	xx	xx	No	No	Not Applicable	Other	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	41.431%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per ProTitle report dated xx/xx/2021, no subject mortgage record has been found.
As per review of loan file unrecorded copy of mortgage is available at locator "xx". The subject mortgage was originated on xx/xx/2021 in the amount of xx in the favor of xx.
The chain of assignment is complete.
There are total 3 prior civil judgments in the updated report in the total amount of xx held by different plaintiffs and recorded on different dates. However, the name of the defendant is inconsistent with the borrower's name.
1st and 2nd half Town taxes of 2022 are due in the total amount of xx.
4th half town taxes of 2021 are delinquent in the amount of xx whose good through date will be xx/xx/2021.
Review of payment history tape data provided as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The current P&I is xx and the interest rate is 3%. The current UPB is xx.	Collections Comments:Loan current status is performing.
Review of payment history tape data provided as of xx/xx/2021 reveals that the borrower is current with the loan. The next due date is xx/xx/2021. The current P&I is xx and the interest rate is 3%. The current UPB is xx.
The loan was originated on xx/xx/2021 with the first payment due date xx/xx/2021. The required comment history is missing from xx/xx/2021 to xx/xx/2021.
No foreclosure and bankruptcy evidence has been found in loan file.
Unable to confirm current condition & occupancy status of the property. Covid-19 review is not performed in the loan as the collection comments are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. Fees charged xx Fees Threshold xx over by xx
The Below fees were included in the test:

Title - Certificate of Compliance paid by Borrower: xx
Title - Copy Fee paid by Borrower: xx
Title - LLC Status Report paid by Borrower: xx
Title - Transaction Management paid by Borrower: xx
Water Allotment Payment paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Missing required 1-4 family rider (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90SH27U056Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Yes	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.510%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx. The chain of assignment has been completed. Currently, the assignment is with xx. No active judgments or liens have been found. 1st and 2nd installment taxes of 2020 have been paid in the amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next payment is due for xx/xx/2021. The last payment received details have not been mentioned. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2021. The last payment received details have not been mentioned. The P&I is in the amount of xx and PITI is in the amount of xx. The RFD is unable to be determined. No repairs and damages have been found. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/xx/2021 to xx/xx/2021. The borrower xx has been working at xx as a xx for 3 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WGVR4DDBCYJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	27.206%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated in the amount of xx on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not provide information related to the damage on the the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at xx However, Revised CD dated xx/xx/2020 reflects
Points - Loan Discount Fee at xx this is an increase of +xx for charges that cannot increase 0% Tolerance tests. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated xx/xx/2020 reflects Transfer Taxes Fee at xx However, Revised CD dated xx/xx/2020 reflects Transfer Taxes Fee at xx this is an increase of +xx for charges that cannot increase 0% Tolerance tests. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X40L168GJH5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.872%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated in the amount of xx on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of xx.
Taxes of 2020 have been paid in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MA4NDO3OJQ9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.

According to a review of the seller's tape data payment history as of xx/xx/2021, the loan is currently performing and the next due date for the regular payment is xx/xx/2021. The last payment was received total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history tape is in the amount of xx.	Collections Comments:The current status of the loan is performing. According to a review of the seller's tape data payment history as of xx/xx/2021, the loan is currently performing and the next due date for the regular payment is xx/xx/2021. The last payment was received total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history tape is in the amount of xx.
The loan was originated on xx/xx/2020. However, the required collection comments are missing from xx/xx/2020.
The Covid review is not performed as latest collection comments are missing.
The borrower xx has been working at xx for 3 years.
Unable to determine the occupancy and current condition of property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XB1NL1RE7I5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx, which was recorded on xx/xx/2021 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 2nd half taxes for the year of 2021 are due on xx/xx/2021 in the amount of xx.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2021, the loan is currently performing and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of loan is performing. As per the payment history as of xx/xx/2021, the loan is currently performing and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
The loan was originated on xx/xx/2021. However, the required collection comments are missing from xx/xx/2021 to xx/xx/2021.
The Covid review is not performed as latest collection comments are missing.
The borrower xx has been working at xx for 9 years.
Unable to determine the occupancy and current condition of property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, the loan is uninsurable due to short funds at the time of closing. Final application reflects xx total assets available with the borrower and satisfies assets required at closing xx and reserves xx."
* Missing Initial Closing Disclosure (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"xx test". APR Calculated: 4.614%. APR Threshold: 4.480%. Over by +0.134%. The loan is escrowed.

Loan failed "xx". APR Calculated: 4.955%. APR Threshold: 4.480%. Over by +0.475%. The loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"xx priced mortgage loan test"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
M1J1MMP1B4N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	South Dakota	xx	xx	Not Applicable	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	103.600%	103.600%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual County taxes for the year 2020 have been paid for the amount of xx. No prior tax year delinquency has been found.
According to the payment history tape data as of dated xx/xx/2021, the borrower is regular with the payment and the next due date per tape is xx/xx/2021. The first pay date is xx/xx/2021.The monthly P&I per tape is in the amount of xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan as per PH tape is performing. According to the payment history tape data as of dated xx/xx/2021, the borrower is regular with the payment and the next due date per tape is xx/xx/2021. The first pay date is xx/xx/2021.The monthly P&I per tape is in the amount of xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of xx.
No evidence have been found regarding the foreclosure and bankruptcy as latest 24 months CH is missing. Also, unable to determine the occupancy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
K12JADWZQ5V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments have been found.
Annual combined taxes of 2020 have been paid in the amount of xx.
Annual combined taxes of 2021 have been due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The property is owner occupied.
No repairs and damages have been found. No comments is found stating the borrower's income has been impacted by Covid.
The borrower xx has been working at xx as a xx for 6 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx"xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DO5XW7S0NK7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.350%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
There is an active judgment against the borrower recorded prior to the subject mortgage in favor of xx in the amount of xx.
The combined annual taxes of 2021 have been due in the amount of xx.
As per the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current unpaid principal balance is xx.	Collections Comments:The loan is currently performing. As per the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The next due date is xx/xx/2021. The current unpaid principal balance is xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as Retail Associate Manager in xx from last 6 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4Y2ISKBVWS0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	74.516%	74.516%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	xx	42.169%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2017 with the lender xx which was recorded on xx/xx/2017 for the amount of xx.

The chain of assignment has been completed. The latest assignment is with xx.

There is junior mortgage active in the favor of xx in the amount of xx recorded on xx/xx/2018.

There are 3 civil judgments active in the favor of xx in the amount of xx.
There are 4 state tax liens active in the favor of xx in the amount of xx.

County 1st and 2nd installment of tax for the year of 2021/2022 have been delinquent in the amount of xx on xx/xx/2021 and xx/xx/2022.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx.The loan was reinstated on xx/xx/2021 and borrower made bulk payment in the amount of xx for the due date of xx/xx/2018 to xx/xx/2021. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx.The loan was reinstated on xx/xx/2021 and borrower made bulk payment in the amount of xx for the due date of xx/xx/2018 to xx/xx/2021. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:The foreclosure was initiated. The referral and complaint filed date is unable to be determined. The sale was scheduled on xx/xx/2021. The sale was put on hold due to covid-19 on xx/xx/2021. No further details have been found.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"xx credit event"xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Settlement date is different from note date (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29NOQRS9O4G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 for the amount of xx.

No chain of assignment has been found.

There is junior mortgage active in the favor of xx in the amount of xx recorded on xx/xx/2021.

There are 4 prior state tax liens active in the favor of The xx in the amount of xx.

County 1st and 2nd installment of tax for the year of 2021/2022 have been due in the amount of xx on xx/xx/2021 and xx/xx/2022.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Final Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing Final Closing Disclosure (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Ineligible with 44.067%.""		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4D71GPX1T2T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	82.649%	82.649%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

2nd installment county taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Rate Lock Extension Fee. However, CD dated xx/xx/2021 reflects Rate Lock Extension Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1G3HZL7MH3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	94.992%	94.992%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/1900	xx	Primary	Yes	Yes	No	xx	xx	42.446%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx, with xx.

The chain of assignment has been completed; currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2021 have been paid on xx/xx/2021 & xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 1 month. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in Collections.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 1 month. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection Comments are missing. Therefore, COVID review has not been performed.
As per the 1003, the borrower is working at the xx as a Deputy Sheriff from 8.0 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows aged note. No further details are available."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46FQODXTUB3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx. which was recorded on xx/xx/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	The first pay date is xx/xx/2021.
According to the payment history tape data the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx with the interest rate of 3.125%. The UPB reflected is in the amount of xx.	Collections Comments:The loan is in performing and according to the payment history tape data the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx with the interest rate of 3.125%. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Transmittal (xx)	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Z6X7ZLISWA4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	49.206%	49.206%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2014	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.261%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 for the amount xx held by xx.
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2021 shows that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 4.250 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2021 shows that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 4.250 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Loan has escrow holdback. No proof it was released (Lvl 3) "Provided final CD in the loan file shows the Escrow holdback for xx. Provided copy of Appraisal report in the loan file is '"Subject to"xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1HZCFMTZROM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	6.000%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2003 and which was recorded on xx/xx/2003 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/xx/2019 in the amount of xx in favor of xx.
No delinquent taxes have been found.

According to the payment history as of xx/xx/2021, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and deferred balance is xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2021, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and deferred balance is xx..
As per the comment dated xx/xx/2021, the reason for default is excessive obligations.
As per the BPO report dated xx/xx/2021 and located at "xx", the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2010. The POC was filed on xx/xx/2010, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2011 and the debtor shall pay P&I to the trustee in the amount of xx for 60 months. The schedule D of Voluntary Petition does not show any unsecured amount. The case was discharged on xx/xx/2013 and was terminated on xx/xx/2013.	The loan modification agreement was made on xx/xx/2018 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate of 6.000% beginning from xx/xx/2018 till the maturity date of xx/xx/2058. The interest bearing amount is xx and deferred balance is xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien prohibited fees test.
This loan failed the document preparation fee test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: FAIL xx xx +xx
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
Document Preparation Fee Test: FAIL xx xx +xx
This loan failed the document preparation fee test.
Charging a fee for preparation of loan documents constitutes unauthorized practice of law and violates a plain reading of § 484.010 and 484.020.
Broker Fees Test: FAIL xx xx +xx
This loan failed the broker fees test due to one or more of the following findings:
The fees collected from the borrower that directly compensate the broker are xx;
The fees collected from the lender that directly compensate the broker are xx;
The total fees collected from both the borrower and the lender that directly compensate the broker are xx.
Origination Fee & Broker Fee Test: FAIL xx xx +xx
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2QLRWAYH1AC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	56.923%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.750%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2003 and it was recorded on xx/xx/2003 in the amount of xx in favor of xx for xx.
The chain of assignment is completed as the subject mortgage is still with the lender, xx.
Active junior or senior judgments/liens/mortgages:

1. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx recorded on xx/xx/2004.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual county taxes for 2021 have been due in the amount of xx on xx/xx/2022.
Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is in the collections and the borrower is delinquent with the loan for +08 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2021. The P&I is the amount of xx and PITI is in the amount of xx.The UPB reflected as per the updated payment history is in the amount of xx.
The loan was modified on xx/xx/2016 with new principal balance of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 4.75% beginning from xx/xx/2016 to the maturity date of xx/xx/2056.
As per the comment the subject property has been occupied by the owner.
As per collection comment dated xx/xx/2020 shows that the reason for default is illness of the borrower. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016 with new principal balance of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 4.75% beginning from xx/xx/2016 to the maturity date of xx/xx/2056.	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx" due to:
This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) , transferred from 12 CFR §226.15(xx)(xx) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TWUCMZ9M13G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2003 in the amount of xx which is held by "xx" and this was recorded on xx/xx/2003.
No assignment has been found. However, the assignment should be with xx.
The subject mortgage is at first lien position.
No active judgments or liens have been found.

According to the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 2 months and the next due date for the payment is xx/xx/2021. The last payment was received in the amount of xx on xx/xx/2021 which was applied to the due date of xx/xx/2021. The current unpaid principal balance is xx till the due date xx/xx/2021. The current P&I is xx, PITI is xx and interest rate is 6.500%.	Collections Comments:The current status of the loan is collections and the next due date for the payment is xx/xx/2021. The last payment was received in the amount of xx on xx/xx/2021 which was applied to the due date of xx/xx/2021. The current unpaid principal balance is xx till the due date xx/xx/2021. The current P&I is xx, PITI is xx and interest rate is 6.500%.

The comment dated xx/xx/2021 shows that the borrower's income is impacted by pandemic.
The loan has not been modified since origination.
No evidence of employment has been found.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) ""This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18TDS4Y3TG2	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	88.934%	88.934%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	No	Yes	27.966%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004, in the amount of xx with xx.

The chain of assignment has been completed.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/xx/2019 and recorded on xx/xx/2019.

There are 2 active HOA liens against the xx in favor of xx. recorded on xx/xx/2011 and xx/xx/2018 in the total amount of xx.

There are 2 Notice of Federal Tax Liens against the xx in favor of xx recorded on xx/xx/2016 and xx/xx/2019 in the total amount of xx.

There is credit card judgment against the borrower in favor of xx recorded on xx/xx/2013 in the amount of xx

Annual combined taxes of 2020 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2020, the reason for default is excessive obligations.

As per comment dated xx/xx/2020, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 5.375% and a maturity date of xx/xx/2034. The P&I as per payment history is the xx. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1QKMCQELFEY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	38.089%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	3.500%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2021 reveals that subject mortgage was originated on xx/xx/2004 by "xx" for the amount of xx and it was recorded on xx/xx/2004.

The chain of assignment is complete as the subject mortgage is currently assigned to "xx".

There are 2 active code enforcement liens available against the subject property. The first lien is in the amount of xx in favor of "xx" recorded on xx/xx/2012 and the 2nd lien is in the amount of xx in favor of "xx" recorded on xx/xx/2017.

Annual county taxes of 2021 are due for xx/xx/2022 in the amount of xx.
Review of updated payment history as of xx/xx/2021 reveals that loan is currently in delinquency for 16 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:The loan is currently in collections. The loan is currently in delinquency for 16 months and the next due for the regular payment is xx/xx/2020. The last regular payment (xx) was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.

Comment dated xx/xx/2020 shows that borrower has been impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with the new principal balance of xx out of which $ xx has been deferred. Thus, the new interest bearing principal balance is in the amount of xx. The borrower promised to pay the new modified monthly P&I of xx with the new interest rate of 3.5000% beginning from xx/xx/2019 till xx/xx/2059.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3718KQMP8IR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.250%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage originated on xx/xx/2005 with xx, "xx" and was recorded on xx/xx/2005. The chain of assignment is incomplete. Last assignee is XXXX. Annual county property tax for the year 2021 was due on xx/xx/2021 in the amount of xx No prior years delinquent taxes found. Following active lien and judgment found. 1-There is an active senior Mortgage against the subject property in the amount of xx which was recorded on xx/xx/2005 under Bk/Pg# xx in favor of xx. 2-The junior mortgage which is recorded on xx/xx/2006 is in the amount of xx. 3- The Judgment (Credit Card Judgment (xx)) which is recorded on xx/xx/2017 is in the amount of xx with the plaintiff's XXXX 4 - The Judgment (Credit Card Judgment (xx)) which is recorded on xx/xx/2019 is in the amount of xx with the plaintiff's XXXX 5- The Judgment (xx)) which is recorded on xx/xx/2019 is in the amount of xx with the plaintiff's xx.	Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 07 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx with 3.250% interest rate for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is in collection.
Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 07 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx with 3.250% interest rate for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.
The loan was modified on xx/xx/2017 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 3.250% beginning from xx/xx/2017 to the new maturity date of xx/xx/2057.   As per comments dated xx/xx/2021 shows FB plan approved which is started on xx/xx/2021 to xx/xx/2021 and as per latest dated xx/xx/2021 shows forbearance extension letter sent.  No foreclosure & bankruptcy activity found on the loan file.  No damage or repairs found on the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 3.250% beginning from xx/xx/2017 to the new maturity date of xx/xx/2057.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WEIYXQUCNO4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2005	xx	Investor	Yes	Yes	No	xx	xx	50.382%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	4.000%	xx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2021, shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005, in the amount of xx with xx.

The chain of assignment has been completed.

There is active HOA lien against the subject property in the favor of xx. recorded on xx/xx/2019 in the amount of xx.

Annual city and county taxes of 2020 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of xx.

This modification agreement was made between Lender and borrower on xx/xx/2013. As per the modified term, the new principal balance is xx and deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.000% beginning from xx/xx/2013 with a maturity date of xx/xx/2053. The modification does not have a Balloon provision. The loan was modified once since origination.

As per servicing comments the foreclosure was initiated in the loan by filing referred to attorney on xx/xx/2020 and the complaint was filed on xx/xx/2020. As per comment dated xx/xx/2020, sale scheduled for xx/xx/2020 was canceled as the foreclosure was put on hold for loss mitigation and the hold was ended on xx/xx/2020 as the foreclosure was closed.

As per comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the reason for default is unemployment due to covid-19.

As per comment dated xx/xx/2021, 3 months FB plan began from xx/xx/2021.

No post close bankruptcy record has been found.
Foreclosure Comments:As per servicing comments the foreclosure was initiated in the loan by filing referred to attorney on xx/xx/2020 and the complaint was filed on xx/xx/2020. As per comment dated xx/xx/2020, sale scheduled for xx/xx/2020 was canceled as the foreclosure was put on hold for loss mitigation and the hold was ended on xx/xx/2020 as the foreclosure was closed.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender and borrower on xx/xx/2013. As per the modified term, the new principal balance is xx and deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.000% beginning from xx/xx/2013 with a maturity date of xx/xx/2053. The loan was modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OCNGH9CUD7A	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2020	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	80.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	23.146%	First	Final policy	Not Applicable	xx	xx/xx/2020	xx	xx	3.750%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 with the lender xx. in the amount of xx which was recorded on xx/xx/2006 with instrument#xx

The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2013.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2020 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 8 months with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 8 months with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2019 states the reason for default is curtailment of income. The foreclosure was initiated. The complaint (xx) was filed on xx/xx/2018 with case#xx. However, the foreclosure was closed on xx/xx/2020 due to loan modification. The collection comment dated xx/xx/2020 states the borrower's income was impacted by covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/xx/2021 to xx/xx/2021. The collection comment dated xx/xx/2020 states the subject property had some repairs. The date of loss is xx/xx/2020. An insurance claim has been filed. The claim check in the amount of xx was received on xx/xx/2020. However, no further details have been found regarding completion of repairs.
Foreclosure Comments:The foreclosure was initiated. The complaint (xx) was filed on xx/xx/2018 with case#xx. However, the foreclosure was closed on xx/xx/2020 due to loan modification.
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement made between borrower xx and xx dba xx(xx) on xx/xx/2020. As per the modified terms, the new principal balance is xx. The amount of xx from the new principal balance is deferred and an interest bearing principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 3.750%. The first modified payment due date was xx/xx/2020 and the maturity date will be xx/xx/2060.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Final TIL Missing or Not Executed (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0ZXWLIJXXKF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,627.08	xx	8.125%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	3.750%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx. for the amount of xx.
The chain of assignment has not been completed. No assignments have been found.
There is senior mortgage against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2005.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021 and due in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.750%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 3.750%. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 3.750% beginning on xx/xx/2019 till maturity date of xx/xx/2059. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the reason for default is curtailment of income. As per the comment dated xx/xx/2021, the borrower has been impacted by covid-19. As per the comment dated xx/xx/2021, the borrower is unemployed. FB plans ran and were extended several times from xx/xx/2021 or last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2021, the subject property is owner occupied. As per the comment dated xx/xx/2021, the subject property is located in xx. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified thrice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 3.750% beginning on xx/xx/2019 till maturity date of xx/xx/2059.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Final TIL Missing or Not Executed (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LW31C3VVBFL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	25.779%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	4.000%	xx	xx/xx/2016	Financial Hardship	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006 in the amount of xx.

The chain of assignment has been completed. The current assignment is with xx.

No active liens and judgments have been found.

The county taxes of 2020 have been paid in the amount of xx.

As per the review of payment history as of xx/xx/2021, the borrower is current with the loan and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is in collections.
As per comment dated xx/xx/2021, the borrower was impacted by pandemic. As per comment dated xx/xx/2021, the forbearance plan was provided to borrower.
As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 2 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.
As per the PACER, the borrower had filed the bankruptcy chapter 13 on xx/xx/2009 with case#xx. The schedule D (xx) shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured claim is xx. As per the amended chapter 13 plan dated xx/xx/2009, the borrower shall pay xx as post-petition payment. The creditor had filed the POC on xx/xx/2009. However, the creditor had filed amended POC on xx/xx/2012 claim amount of xx. The case was discharged on xx/xx/2015 and terminated on xx/xx/2015.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER, the borrower had filed the bankruptcy chapter 13 on xx/xx/2009 with case#xx. The schedule D (xx) shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured claim is xx. As per the amended chapter 13 plan dated xx/xx/2009, the borrower shall pay xx as post-petition payment. The creditor had filed the POC on xx/xx/2009. However, the creditor had filed amended POC on xx/xx/2012 claim amount of xx. The case was discharged on xx/xx/2015 and terminated on xx/xx/2015.

This modification agreement was made between Lender Loan Servicer for XXXX. and Borrower McCormick, Carlo and McCormick, Amy on xx/xx/2016. As per the modified term, the new principal balance is xx. The interest bearing amount is xx and deferred balance is xx.The borrower promises to pay xx monthly with a modified interest rate of 4.00% beginning from xx/xx/2016 with a maturity date of xx/xx/2056.	Affiliated Business Disclosure	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx"xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81PFLGEMG2J	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	96.226%	96.226%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	3.750%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 in the amount of xx which is held by "xx" and this was recorded on xx/xx/2006.
The chain of the assignment has been completed and currently, the assignment is with "xx"Fannie xx"xx" which was recorded on xx/xx/2018.
The subject mortgage is at first lien position.
There are two active state tax liens against the borrower "xx" in the amount of xx which is held by "xx" and this was recorded on xx/xx/2019, xx/xx/2020 respectively.
The school and combined annual taxes for the year 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 6 months and the next due date for the payment is xx/xx/2021. The last payment was received in the amount of xx on xx/xx/2021 which was applied to the due date of xx/xx/2021. The current unpaid principal balance is xx till the due date of xx/xx/2021. The current P&I is xx, PITI is xx and interest rate is 3.750%.	Collections Comments:The current status of the loan is collection and the next due date for the payment is xx/xx/2021. The last payment was received in the amount of xx on xx/xx/2021 which was applied to the due date of xx/xx/2021. The current unpaid principal balance is xx till the due date of xx/xx/2021. The current P&I is xx, PITI is xx and interest rate is 3.750%.
The loan modification agreement was made between the borrower and lender on xx/xx/2016. The new principal balance is xx and the deferred balance is xx. Hence, the interest-bearing principal balance is xx. The borrower has promised to pay the monthly payment in the amount of xx at the rate of interest 3.750%. The payment had begun from xx/xx/2016 that is to be ended with the stated maturity date of xx/xx/2056.
As per the comment dated xx/xx/2020, the borrower's income is impacted by pandemic. However, the servicer provided FB plan which is approved for 6 months on xx/xx/2020.
There is no post-origination bankruptcy record. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2016. The new principal balance is xx and the deferred balance is xx. Hence, the interest-bearing principal balance is xx. The borrower has promised to pay the monthly payment in the amount of xx at the rate of interest 3.750%. The payment had begun from xx/xx/2016 that is to be ended with the stated maturity date of xx/xx/2056.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
D5HY4FMIBSW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,875.00	xx	7.500%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	80.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx/xx/2018	xx	xx	4.250%	xx	xx/xx/2018	Financial Hardship	Updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx which is in the favor of xx. The chain of assignment has been completed as xx with xx. * One junior mortgage found opened in the amount of xx recorded on xx/xx/2006 which is in the favor of xx. No active judgments or liens have been found pending. Tax report is not attached with updated title.	Review of payment history as of dated xx/xx/2021 shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.250% with xx in the amount of xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.250% with xx in the amount of xx. The modification agreement was made between borrower xx and lender xx xx on the effective date of xx/xx/2018. The borrower promises to pay the new modified principal balance of xx with P&I of xx and interest rate of 4.250% beginning from xx/xx/2018 till the maturity date of xx/xx/2058. The amount of xx has been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/2058. Hence, the remaining amount of xx will be the interest bearing amount. Foreclosure was not initiated in the loan. Borrower has not filed bankruptcy yet. Collection comment dated xx/xx/2020 shows the reason for borrower's default as curtailment of income due to Covid-19. Hence, borrower was given Covid forbearance plan multiple times. Subject property is average condition. The subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between borrower xx and lender xx xx on the effective date of xx/xx/2018. The borrower promises to pay the new modified principal balance of xx with P&I of xx and interest rate of 4.250% beginning from xx/xx/2018 till the maturity date of xx/xx/2058. The amount of xx has been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/2058. Hence, the remaining amount of xx will be the interest bearing amount.	Affiliated Business Disclosure Credit Report	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WOF3Y5XO7EH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3.762%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	2.000%	xx	xx/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for xx.
The chain of assignment is incomplete as the subject mortgage is currently assigned to "xx" instead of "xx".
..
Active junior or senior judgments/liens/mortgages:

1. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx for xx and it was recorded on xx/xx/2006.
2. There is an active junior Credit Card Judgment available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2011.
3. There is an active junior UCC Lien available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2020.

The annual County taxes for 2020 have been paid in full in the amount of xx on xx/xx/2020. And annual county taxes for year 2021 have been due in the amount of xx with due date of xx/xx/2022.

The annual School taxes for year 2020 have been paid in full in the amount of xx on xx/xx/2020. And annual school taxes for year 2021 have been due in the amount of xx with due date of xx/xx/2022.

The annual other taxes for 2020 have been paid in full in the amount of xx on xx/xx/2020. And annual other taxes for year 2021 have been due in the amount of xx with due date of xx/xx/2022.

Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for 4 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is in the collections and the borrower is delinquent with the loan for +04 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is the amount of xx and PITI is in the amount of xx.The UPB reflected as per the updated payment history is in the amount of xx
The loan was modified on xx/xx/2015 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.00% beginning from xx/xx/2015 and the new maturity date is xx/xx/2055.
As per the comment date xx/xx/2021 the subject property has been occupied by the owner.
As per collection comment unable to determine the reason for default. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The POC was filed on xx/xx/2011 with the claim amount of xx and the amount of arrearage is xx. The debtor was discharged on xx/xx/2016.The case was terminated on xx/xx/2017.
																																																																																	As per the chapter 13 trustees final report dated xx/xx/2017, the creditor xx and the arrearage have been paid in the amount of xx.	The loan was modified on xx/xx/2015 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.00% beginning from xx/xx/2015 and the new maturity date is xx/xx/2055.	Affiliated Business Disclosure Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx" * Operative index value is unable to confirm (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YATI9CY0XMF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.077%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.375%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.
The chain of assignment is completed as the subject mortgage is still with the lender, xx, Loan servicer for xx

1. There is an active HOA/COA lien available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2012.
2. There are five active junior State tax liens available in the updated title report against xx in the total amount of xx in favor of "xx" and they are recorded between xx/xx/2011 to xx/xx/2016.

The annual county taxes for 2021 have been due in the amount of xx with due date xx/xx/2021.
Review of updated payment history as of xx/xx/2021, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is in the collections and the borrower is delinquent with the loan for +07 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is the amount of xx and PITI is in the amount of xx.The UPB reflected as per the updated payment history is in the amount of xx
The loan was modified on xx/xx/2018 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.3750% beginning from xx/xx/2018 to the new maturity date of xx/xx/2058.
As per the comment date xx/xx/2021 the subject property has been occupied by the owner.
As per collection comment dated xx/xx/2021 shows that the reason for default of the borrower is loss of job. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.3750% beginning from xx/xx/2018 to the new maturity date of xx/xx/2058.	Credit Report Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RXIHVU3M8IQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	4.250%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2021; the subject mortgage was originated on xx/xx/2007 with xx. recorded on xx/xx/2007. There is junior mortgage in the favor of xx. Charles County recorded on xx/xx/2018.
There is active HOA lien on subject property in the favor of xx for the amount of xx, recorded on xx/xx/2021.
There are two Certificate of Tax liens in the favor of xx which was recorded on xx/xx/2011 and xx/xx/2011 respectively, total in the amount of
xx.
The review of the updated title report dated xx/xx/2021; there is a State tax liens in the favor of xx recorded on xx/xx/2017 in the amount of xx.
There is civil judgment on the favor of xx (xx) N.A. recorded on xx/xx/2012 in the amount of xx.
County annual tax of 2021 is due on xx/xx/2021 in the amount of xx. County annual tax of 2020 has been paid on xx/xx/2020 in the amount of xx.
According to the payment history as of xx/xx/2021 the last payment date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collections. The Reason for default is Curtailment of Income.
According to the payment history as of xx/xx/2021 the last payment date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2021.The last filing date is xx/xx/2015.The plan was confirmed on xx/xx/2012. The POC was filed on xx/xx/2009 the POC amount is xx, arrearage amount was xx. The plan was dismissed on xx/xx/2014 and terminated on xx/xx/2015.
No information has been found related to foreclosure.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2021.The last filing date is xx/xx/2015.The plan was confirmed on xx/xx/2012. The POC was filed on xx/xx/2009 the POC amount is xx, arrearage amount was xx. The plan was dismissed on xx/xx/2014 and terminated on xx/xx/2015.	This modification agreement was made between Lender Loan Servicer for Federal National Mortgagre Association and borrower xx on xx/xx/2019. As per the modified term, the new principal balance is xx. The interest bearing amount is xx and deferred balance is xx.The borrower promises to pay xx monthly with a modified interest rate of 4.250% beginning from xx/xx/2019 with a maturity date of xx/xx/2059.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
O85BH4DBEMF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	Second	xx	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	47.065%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	4.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007 with Book/Page#xx .

The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2014.

There is a HOA lien against the subject property in the favor of xx. in the amount of xx which was recorded on xx/xx/2016.

There is a civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2011.

Combined annual installment taxes of 2021 are due in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 11 months with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The borrower pays the P&I is in the amount of xx and PITI is in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 11 months with the loan. The next due date for payment is xx/xx/2020. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is curtailment of income due to the borrower's income is impacted by Covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2021. The BPO report (xx) dated xx/xx/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made between xx and xx on xx/xx/2017. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 4.000% beginning from xx/xx/2017 with a maturity date of xx/xx/2057.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "xx"xx#2078" shows cash to borrower in the amount of xx. Hence, the loan has purchase cash out."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ENYVCZR5DWB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,208.00	xx	7.250%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	72.993%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Unavailable	xx/xx/2019	xx	xx	4.125%	xx	xx/xx/2019	Financial Hardship	According to Updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with the lender xx. in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is from xx to xx.
No active judgments or liens found against the borrower and property.
All prior years of taxes have been paid.

As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 2 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.
As per comment dated xx/xx/2021, the borrower was impacted by pandemic. The same dated comment shows the forbearance plan was provided to borrower.
The loan was modified on xx/xx/2019.
The bankruptcy has not been filed.
As per document located at "xx", the foreclosure was initiated and referred to an attorney on xx/xx/2019. The loan was modified on xx/xx/2019.
No damages were reported.
As per comment dated xx/xx/2021, the subject property is owner-occupied.

Foreclosure Comments:As per document located at "xx", the foreclosure was initiated and referred to an attorney on xx/xx/2019. The loan was modified on xx/xx/2019.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx and lender xx on xx/xx/2019. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 4.125% beginning from xx/xx/2019 till the maturity date of xx/xx/2059. There is deferred amount in the amount xx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JC8OQ4P08R6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	480	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.000%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007 with instrument#xx The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2017. There is a credit card judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2015. There is a civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2018. County 1st and 2nd installment taxes of 2021 are due in the amount of xx on xx/xx/2021 and xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 1 month with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I is in the amount of xx and PITI is in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 1 month with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is curtailment of income due to the borrower's income was impacted by Covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2021. The BPO report (xx) dated xx/xx/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made between borrower xx on xx/xx/2017. As per the modified terms, the new principal balance is xx. The amount of xx from the new principal balance is deferred and an interest bearing principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 4.000% beginning from xx/xx/2018 with a maturity date of xx/xx/2057.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NG7C7TXR68X	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	89.437%	89.437%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	60.269%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	7.625%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 in the amount of xx which is held by "MERS as nominee for xx" and this was recorded on xx/xx/2007. The chain of the assignment has been completed and currently, the assignment is with "xx" which was recorded on xx/xx/2014. Active mortgages, liens and judgments found against the borrower and property is as follows: 1. There is a UCC lien active against borrower in the favor of "xx", Which was recorded on xx/xx/2015 in the amount of xx . The county annual taxes for the year 2021 have been due on xx/xx/2021 in the amount of xx . No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The Loan current status is collection. As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 6 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx. According to the collection comment dated xx/xx/2021, the RFD is curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding Bankruptcy and Foreclosure. No evidence has been found regarding litigation and contested matter.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/2018 between the borrowers White, Melissa C. and the lender xx. The UPB is xx. The borrower promises to pay P&I in the amount of xx with an interest rate of 7.625%, beginning on xx/xx/2018. The maturity date is xx/xx/2058.	Affiliated Business Disclosure Right of Rescission	xx	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx" * TIL not hand dated (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J81UZW08NVR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Not Applicable	Not Applicable	First	Not Applicable	Not Applicable	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	35.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	2.000%	xx	xx/xx/2014	Financial Hardship	Not Applicable	Collections Comments: Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrowers "xx", xx." on xx/xx/2013. New modification interest rate is 2.000%. Interest rate will be changed in 4 steps. From the last step of modification due on xx/xx/2021, Borrower has promised to pay the principal and interest in the amount of xx with the interest rate of 4.375% on same day of each month till the maturity date. The new principal balance is xx, which is also an interest bearing amount. The last modified payment will be due on xx/xx/2053.	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Prohibited Fees First Lien Test.
Loan data is xx and comparison data is xx hence variance is +xx.
This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
																																																																																								Loan data is xx and Comparison Data is xx hence variance is -xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7HYS2J1GRKE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	xx	28.710%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.000%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st and 2nd County taxes of 2020 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in Bankruptcy.

According to payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2021. The POC was filed by xx, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2021. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.

This modification agreement was made between Lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.000% beginning from xx/xx/2010 with a maturity date of xx/xx/2050. The modification is taken further into 4 steps and it does not have a Balloon provision. The loan was modified once since origination.

As per comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2021. The POC was filed by xx, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2021. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.
This modification agreement was made between Lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.000% beginning from xx/xx/2010 with a maturity date of xx/xx/2050. The modification is taken further into 4 steps and it does not have a Balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Federal TILA
TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
IWNVG9VQ6I0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.516%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.250%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007 with instrument#xx The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2015. There is a civil judgment against the borrower in the favor of xx. Village of xx in the amount of xx which was recorded on xx/xx/2021. Combined 1st and 2nd installment taxes of 2021 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 9 months with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2021. The borrower pays the P&I is in the amount of xx and PITI is in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 9 months with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is curtailment of income due to the borrower's income is impacted by Covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2021. The BPO report (xx) dated xx/xx/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the xx and xx on xx/xx/2017 with the new modified unpaid principal balance is xx. The amount of xx from the new principal balance is deferred and an interest bearing principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 3.250%. The first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
W21WBFZ507M	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.750%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	70.877%	70.877%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	2.000%	xx	xx/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2008 and which was recorded on xx/xx/2008 in the amount of xx with xx.
Senior mortgage was originated on xx/xx/2006 and which was recorded on xx/xx/2006 in the amount of xx with xx. However; the mortgage is subordinated with the subject mortgage.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income.
As per the BPO report dated xx/xx/2021 and located at "xx", the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower had filed for bankruptcy under Chapter # 7 with case# xx on xx/xx/2008. The bankruptcy was discharged on xx/xx/2009 and was terminated on xx/xx/2009.	The loan modification agreement was made on xx/xx/2017 with the new principal balance of xx and the borrower promised to pay the new P&I xx with the interest rate of 2.00% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The interest bearing amount is xx and the deferred balance is xx.

																																																																																				xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71WVN4FOZ2Y	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	76.162%	76.162%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	44.365%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	6.000%	xx	xx/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003.
The chain of assignments have been completed. The current assignment is with xx which was recorded on xx/xx/2014.
There is a prior mortgage against the subject property in the favor of the xx for the amount of xx which was recorded on xx/xx/2000.
There is a credit card judgment against the borrower xx filed by xx for the amount of xx which was recorded on xx/xx/2012.
There is a DOJ lien against the borrower xx filed by xx. The SSN# and subject property address are not mentioned in the lien document.
There is a state tax lien against the borrower xx filed by xx.
The first installment combined taxes of 2021 have been paid for the amount of xx and the second installment taxes are due on xx/xx/2021 in the amount of xx.
Annual Utility charges of 2021 have been delinquent on xx/xx/2021 in the amount of xx.

According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 6.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collection.
According to a review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 3 months and the next due date for the regular payment is xx/xx/2021.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 6.00%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid-19. The borrower was approved for 6 months of forbearance plan which was started from xx/xx/2021 to xx/xx/2022.
No pertaining bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2015, between the borrower "xx" and the lender "xx". The borrower promises to make a monthly payment of xx with the rate of interest of 6.00%, beginning from xx/xx/2016 till the maturity date of xx/xx/2055. The new principal balance stated in the Modification is in the amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Application Not Signed by All Borrowers (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (xx) is 6.175%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.175% Variance -6.175%."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PK8CHJKUDSG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.330%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	66.000%	66.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	62.320%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.000%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.

There are nine HOA liens open against the subject property in the favor of "xx" in the total amount of xx which recorded on different dates.

The 1st installment of county taxes has been paid in the amount of xx on xx/xx/2021 for the year 2021.
The 2nd installment of county taxes has been due in the amount of xx for the year 2021.

Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 7 months. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.	Collections Comments:The loan is currently in collections. Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 7 months. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.
As per comment dated xx/xx/2020 borrower is impacted by Covid. As per comment dated xx/xx/2020 forbearance plan approved for 3 months from xx/xx/2020.
No evidences found regarding foreclosure proceedings in comments.
The Debtor (xx) had filed bankruptcy under chapter-13 with the case# xx xx on xx/xx/2014. Later, the debtor was dismissed on xx/xx/2014 and case was terminated on xx/xx/2014.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtor (xx) had filed bankruptcy under chapter-13 with the case# xx xx on xx/xx/2014. Later, the debtor was dismissed on xx/xx/2014 and case was terminated on xx/xx/2014.
The loan was modified on xx/xx/2017 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2018 to the maturity date of xx/xx/2057.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F1Z9JQWDWVF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	No	Second	xx	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	57.838%	57.838%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	66.199%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.750%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx. The chain of assignment has not been completed. No assignments have been found. The subject mortgage is at second lien position as there is HOA lien against the subject property in the favor of xx. for the total amount of xx recorded on xx/xx/2009. There is civil judgment against the borrower in the favor of xx for the total amount of xx recorded on xx/xx/2021. County annual taxes for the year of 2021 are due in the amount of xx on xx/xx/2021. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5. 750%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 5. 750%. The loan has been modified since origination. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 5.750% beginning on xx/xx/2019 till maturity date of xx/xx/2059. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/2021, the skip trace was started. As per the comment dated xx/xx/2020, the reason for default is excessive obligation and the subject property is owner occupied. As per the comment dated xx/xx/2020, the reason for default is curtailment of income. Talked to customer-mrs adv hardship not due to pandemic discussed. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx" and lender "xx". As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 5.750% beginning on xx/xx/2019 till maturity date of xx/xx/2059.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* DTI > 60% (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2AUROQB09ZW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	69.697%	69.697%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	Not Applicable	71.108%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	5.000%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx .

The Chain of assignment has been completed. The last assignment is with xx.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There are multiple "xx" which are  active against property in the favor of xx, which was recorded on different dates  total in the amount of xx .

2. There is a state tax lien active against borrower in the favor of "xx", which was recorded on xx/xx/2003 in the amount of xx.

3. There are multiple civil judgments active against borrower "xx" in the favor of xx, which were recorded on different dates total in the amount of xx with different Instrument#.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2021, the applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is collection.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2021, the applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
According to the collection comment dated xx/xx/2021, the RFD is curtailment of income and loss of job due to covid-19.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2018.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.000% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per loan modification agreement is xx/xx/2058.	Affiliated Business Disclosure	xx	3: Curable	* DTI > 60% (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (xx)
The loan does charge fee(xx) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination fee.
A mortgage lender shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed xx to cancel the mortgage;"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Q8IL8HJ7TIY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which is recorded on xx/xx/2021.
No active liens and judgments have been found.
Annual Combined taxes of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied. The collection comments are missing. Therefore COVID review has not been performed.
No repairs and damages have been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Exceptions Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YBKEL6MTF6C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	47.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 for the amount xx held by xx.
The chain of assignment is complete.
UT reflects that notice of commencement recorded on xx/xx/2021 in Bk/Pg#xx to replace wood flooring/trim.
No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2021 shows that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 3.875 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2021 shows that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 3.875 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
As per collection comment dated xx/xx/2020, the property was located in FEMA disaster moratorium area declared on xx/xx/2020 for coronavirus disease 2019 pandemic starting on xx/xx/2020. However, unable to confirm whether the borrower's income has been impacted due to Covid-19 or not.
No foreclosure and bankruptcy evidence has been found.
No employment details have been found in final 1003 doc.
No damage or repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable		* The LDP/GSA Search is missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8OPJTKNEION	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	76.364%	76.364%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	21.336%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are 2 state tax liens in the favor of xx in the amount of xx which was recorded on xx/xx/2021 and the other in the amount of xx which was recorded on xx/xx/2021.
1st, 2nd, 3rd and 4th installment Combined taxes of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:
The present status of the loan is in performing and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower's income is impacted by Covid. The borrower xx has been working at xx as a xx for 5 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:

Underwriting Fee paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows, Freddie Mac—xx Seasoned Loan."	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DQ5TA0OCK86	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	93.711%	93.711%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	43.541%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx .

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

Combined Taxes of 2021 have been due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* Property is Manufactured Housing (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PNGP7H0CBRM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	53.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019, in the amount of xx, with xx.

The chain of assignment has been completed; currently, the assignment is with xx.

There are 8 multiple judgments against the common name of borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2012 to 2019.

There are 3 state tax liens against the common name of borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2019 to 2021.

There are 2 IRS liens against the common name of borrower in the favor of xx, which were recorded on xx/xx/2019.

Annual county taxes of 2020/2021 have been delinquent in the amount of xx and good through as of xx/xx/2021.
1st and 2nd installments county taxes of 2021-2022 are due on xx/xx/2021 & xx/xx/2022 in the total amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 16 months. The last payment was received on xx/xx/2020, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in collections.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 16 months. The last payment was received on xx/xx/2020, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2020, the reason for default is a curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a Lead Laborer from 2.0 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 53.75%."xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TOVRYNFAY8P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
1st installment county taxes of 2021 have been paid in the amount of xx.
2nd installment county taxes of 2021 have been due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower has been delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The present status of the loan is in collections and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. As per the comment dated xx/xx/2020, the borrower's income was impacted by Covid. The FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2021.
As per the comment dated xx/xx/2021, the reason for default is Covid-19.
The borrower xx is the Owner at Jimmy the Jewler for 6 years 2 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FR04B6PU833	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	xx	47.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 for the amount xx held by xx.
The chain of assignment is complete.
There are two junior hospital liens active against the borrower in the total amount of xx held by same plaintiff xx recorded on the same date xx/xx/2018.
Annual county taxes of 2021 are due in the amount of xx for xx/xx/2022.
No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2021 shows that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 4.750 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2021 shows that the borrower is current with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 4.750 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
As per collection comment dated xx/xx/2020, the borrower's income is impacted by Covid-19. However, no details have been found regarding FB plan.
As per the collection comment dated xx/xx/2020, the property had damages due to "water" on xx/xx/2019. As per comment dated xx/xx/2020, loss draft check of amount xx has been received by the borrower. However, no comments have been found regarding completion of repairs.
No bankruptcy & foreclosure evidence has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 47.323%."xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6SO60RCMLA2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	99.233%	99.233%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx, with MERS as nominee for xx, with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed; currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower's income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a Business Development from 1.2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RRRN3VWN0AB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.900%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	10.400%	xx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2007 in the favor of xx for xx with loan amount xx and which was recorded on xx/xx/2007 with instrument# xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There are four state taxes liens against the borrower in the favor of xx in the amount of xx which was recorded on different dates.
There is an active state tax lien prior to the subject Mortgage in the favor of xx in the amount of xx which was recorded on xx/xx/2005.

Annual county taxes for year 2021 have been paid off in the amount of xx.
The payment history dated as of xx/xx/2021 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 10.40%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Loan is performing.
The payment history dated as of xx/xx/2021 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2021. The current P&I is xx and interest rate is 10.40%. The current unpaid principal balance reflects in the amount of xx.

According to the PACER, xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2011. Schedule D in voluntary petition dated xx/xx/2011 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx.
The debtor was discharged on xx/xx/2021 and the case was terminated on xx/xx/2011.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2011. Schedule D in voluntary petition dated xx/xx/2011 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx.
The debtor was discharged on xx/xx/2021 and the case was terminated on xx/xx/2011.
The loan was modified on xx/xx/2014 with the new modified unpaid principal balance is xx, the principal balance was deferred in the amount of xx and xx of deferred principal is eligible for forgiveness. The interest bearing amount was xx with interest rate 10.400% and the modified P&I was xx. The first modified payment due date was xx/xx/2014 and the maturity date will be xx/xx/2038. The principal forgiven amount is given in the amount of xx. However, the amount of forgiven exceeds 2% limit of the modified principal balance.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
LMHACJBHFU4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.690%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	9.000%	xx	xx/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2006 which was recorded on xx/xx/2006 with the instrument #xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Junior mortgage was originated on xx/xx/2011 which was recorded on xx/xx/2011 with the instrument #xx in the amount of xx with xx.
No active liens and judgments against the borrower.
Annual county tax for 2020 is delinquent in the amount of xx which was due on xx/xx/2021 and good through by xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx including the deferred balance of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx including the deferred balance of xx.
As per the comment dated xx/xx/2020, the reason for default is unemployment.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2012. The POC was filed on xx/xx/2012, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2012. The schedule D of Voluntary Petition does not show any unsecured amount. The case was dismissed on xx/xx/2015 and was terminated on xx/xx/2016.	The loan modification agreement was made on xx/xx/2020 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate of 9.69% beginning from xx/xx/2020 till the maturity date of xx/xx/2050. The interest bearing amount is xx and the deferred balance is in the amount of xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test.
This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 9.060% -9.060%
This loan failed the TILA APR test.
The annual percentage rate (xx) is 9.060%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
948HPW6UXYI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.490%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2007	xx	Not Applicable	8.000%	xx	xx/xx/2007	Financial Hardship	Review of updated title report dated xx/xx/2021 shows subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with xx.
The chain of assignment has been completed as xx with xx.
Active Judgments and Liens;
1) There are multiple civil judgments found pending against the borrower xx recorded on different dates totaling in the amount of xx. All the liens are in the favor of xx.
Property Tax Status;
1) Annual combined taxes for 2021 are due for the amount of xx on xx/xx/2022.
2) Annual combined taxes for 2020 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2021 shows that the borrower is not making regular payments. The loan payments are currently 2 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment is in the amount of xx. The current interest rate 8.000% with xx in the amount of xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 2 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment is in the amount of xx. The current interest rate 8.000% with xx in the amount of xx.
The modification agreement was made between the borrowers xx on the effective date of xx/xx/2007.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2007 till the maturity date of xx/xx/2037 with interest rate of 8.00% and P&I of xx.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed  bankruptcy under chapter-13 with case# xx on xx/xx/2013. The plan was confirmed on xx/xx/2014. The plan was discharged on xx/xx/2018 and terminated on xx/xx/2018.
The POC was filed on xx/xx/2014 in the claim amount of xx with arrearage in the amount of xx.
The modification agreement was made between the borrowers xx on the effective date of xx/xx/2007.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2007 till the maturity date of xx/xx/2037 with interest rate of 8.00% and P&I of xx.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0JTMC8VVPHW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.014%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 Instrument# | Book/Page#xx xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual County taxes for the year of 2021 are due on xx/xx/2021 in the amount of xx.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the loan is currently performing and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.750%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of loan is performing. The next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
The borrower xx has been working at xx as xx.
Unable to determine the occupancy and current condition of property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"" * Property is Manufactured Housing (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
WVQY3A1NHJP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	41.309%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx, with xx.

The chain of assignment has been completed; currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 are due on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection Comments are missing. Therefore COVID review has not been performed.
As per the 1003, the borrower is self-employed and working at xx as an xx from 17.0 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
G0MGI5OR21T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	91.509%	91.509%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	48.101%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and which was recorded on xx/xx/2020 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
There are seven civil judgments against the borrower in the total amount of xx in favor of xx recorded on different dates.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the payments. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in performing. According to the payment history as of xx/xx/2021, the borrower is current with the payments. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as Site Director at "xx" from 5 years and 4 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * The final 1008 is missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RW7SZVMNTEC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	84.954%	84.954%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.261%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx. which was recorded on xx/xx/2021 for the amount of xx No chain of assignment has been found. No active liens and judgments have been found.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "Final closing disclosure reflects monthly MIP as xx. However, Mortgage Insurance certificate is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EP68QZ23GP1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	33.856%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county, school and other taxes of 2020 have been paid in the amount of xx.

Annual county, school and other taxes of 2021 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn't modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows occupancy issue. Property may be NOO. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F0KTHASVCUR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	32.533%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx, with xx.

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

Combined taxes of 2021 have been due on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing Required Disclosures Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SLQKHM4MBV7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	70.201%	70.201%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.090%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020, recorded on xx/xx/2020 in the amount of xx with xx.
The chain of assignments has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the payments. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently is performing. According to the payment history as of xx/xx/2021, the borrower is current with the payments. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document, the borrower is owner/construction at "xx" for 15.3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XI44HDISV7S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.988%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

Annual county taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn't modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test:

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Final Application Incomplete (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"" * ComplianceEase Exceptions Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N1MNYWD8RLM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	Not Applicable	28.785%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx.
The chain of assignment has been completed.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. However, the school taxes for the year 2021 are delinquent for the amount of xx good through as xx/xx/2021.
According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Lender Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Lender Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JCCFOXCL17N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	108.007%	108.007%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2019 with lender xx. xx, recorded on xx/xx/2019.
No active judgments or liens have been found.
Taxes for the year of 2022 have been paid on xx/xx/2021 and xx/xx/2021 in the amount of xx for the year of 2022 are due on xx/xx/2022 and xx/xx/2022 in the amount of xx. County annual tax of 2021 is delinquent with good through date xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the last payment date was filed on xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. The reason for default is unavailable.
According to the payment history as of xx/xx/2021, the last payment date was filed on xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
No information has been found related to bankruptcy and foreclosure. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error"xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 46.65%."	* LTV or CLTV exceeds 104% (Lvl 1) "xx"	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0SO0DAZJOI9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	79.365%	79.365%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.928%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021.
There is a state tax lien in the favor of xx in the amount  of xx for the year of 2021 have been paid on xx/xx/2021 and xx/xx/2021 in the amount of  xx.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied.
No repairs and damages have been found. No comments have been stating the borrower's income was impacted by Covid.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (xx)	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx with xx"xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Transfer taxes at xx. However, post-consummation CD dated xx/xx/2021 reflects Transfer taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Post-Consummation Closing Disclosure dated xx/xx/2021. Revised CD dated xx/xx/2021 reflects Lender Credit at xx and does not reflects notary fee (xx). However, Post-Consummation  CD dated xx/xx/2021 does not reflects Lender Credit and reflects notary fee (xx) at +xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
W6PLQDUNPIM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

City 1st installment taxes of 2021 have been paid in the amount of xx on xx/xx/2021 and 2nd installment taxes are due in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower's income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is self-employed at xx for 10 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OEXXAC53HBE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	91.575%	91.575%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	52.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2021 the subject mortgage was originated on xx/xx/2020 with lender xx. xx on xx/xx/2020. No active judgments or liens have been found.	According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. The Reason for default is unavailable.
According to the payment history as of xx/xx/2021 the last payment date was filed on xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I are in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
No information has been found related to bankruptcy and foreclosure. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (xx)	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 1) "This loan failed the charges that cannot increase test. Valid COC is available in the loan file."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6UA3708RZQF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	100.464%	100.464%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender MERS as nominee for xx.xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a UCC lien which was recorded on xx/xx/2020 in the favor of xx.
Annual taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments: The present status of the loan is in performing and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comments have been stating the borrower's income was impacted by Covid. The borrower xx was retired 3.2 years back.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21J52TPQM18	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	69.628%	69.628%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	51.385%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2021 in the favor of xx.
No active liens and judgments have been found.
The taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower's income is impacted by Covid. The borrower xx has been working at xx as a xx for 9 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx" * Missing Appraisal (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
M48MMXQ5C9X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	91.490%	91.490%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.034%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments have been found.
Annual combined taxes of 2021 have been due in the amount of xx.
 Annual combined taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower's income is impacted by Covid. The borrower xx is retired.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of xx for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

Loan fails TILA APR Test APR Calculated 3.866% APR Threshold 4.168% Variance 0.302%. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. An Appraisal report at the origination located at "xx" shows the type of subject property as a manufactured home. The Manufacture Home Affidavit of Affixation located at "xx"xx" The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The alert note of the updated title report dated xx/xx/2021 states that mortgage includes a manufactured home affixture affidavit, but assessor card does not include building value and property appears to be vacant"		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UO4GN4GTV8D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	83.782%	83.782%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.882%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2021 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
No assignment has been found.  The current assignment is with the lender xx.
No active liens and judgments have been found.
Annual combined taxes for the year 2020 have been paid on xx/xx/2020 in the amount of xx.
Annual combined taxes for the year 2021 are due on xx/xx/2022 in the amount of xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 2.750%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 2.750%, which was applied for the due date of xx/xx/2021.  The UPB reflected in the latest payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx for 10 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without appraisal. However, property inspection waiver hand signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Brokerage/Finder Fee Test failed due to Fees charged xx. Exceeds Fees threshold of xx Over by +xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NO6FDKAVO0Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	93.000%	96.720%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.900%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2021 in the favor of xx.
No active judgments or liens have been found.
Annual combined taxes of 2021 have been due in the amount of xx.
Annual combined taxes of 2020 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. The collection comments are missing. Therefore, the covid review has not been performed.
The borrower xx has been working at xx as a xx, MSW for 14.1 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the Missouri Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The below fees were included in the test:
Appraisal Fee paid by Borrower: xx
Appraisal Fee paid by Lender: xx
Processing Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OFT8E232GJB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.079%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, with MERS as nominee for xx. with Instrument#xx

The chain of assignment has been completed; currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
2nd installments county taxes of 2020 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2020, the reason for default is excessive obligations.
No comment has been found stating that borrower's income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
The loan was originated on xx/xx/2020. Collection comment does not show that borrower's income is impacted by covid-19. However, covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land.
																																																																																								According to the appraisal report (xx) dated xx/xx/2020, the subject property type is Manufactured Home. The Affidavit of Affixation is available in the loan file which is located at "xx", shows the home is permanently attached to the land."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DY64Z619BC4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.950%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	43.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021 the subject mortgage in the amount of xx which was recorded on xx/xx/2021 is on second lien position. According to updated title report there are no delinquent taxes and there are five judgments against the borrower nicole galante and adam M king total in the amount of xx in favor of xx. Chain of assignment is also complete. There is one prior mortgage in the amount of xx which was recorded on xx/xx/1988.	According to the payment history as of xx/xx/2021, the borrower has been delinquent for 8 months and the next due date for payment is xx/xx/2021. The first payment was due for xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in collections and the next due date for payment is xx/xx/2021. The first payment was due for xx/xx/2021No evidence of post-closing foreclosure and bankruptcy has been found. As per the comment dated xx/xx/2021, the property is occupied by an unknown party.
No repairs and damages have been found. As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid. The FB plan was offered. Later, it was extended. No further details have been found. The borrower xx has been working at xx as an xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SDH3088BDHC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.740%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 which was recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
Annual combined tax for 2020 has been delinquent in the amount of xx which was due on xx/xx/2021 and good through by xx/xx/2021.
According to the payment history as of xx/xx/2021, the borrower is current with the payments. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2021, the borrower is current with the payments. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an owner at "xx" for 12 years 5 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BOP3PDNI5IY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	86.487%	86.487%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.529%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 which was recorded on xx/xx/2021 in the amount of xx with xx. The chain of assignment has been completed. Currently, the mortgage is with xx. No active liens and judgments against the borrower/property. No delinquent taxes have been found.	According to the tape data as of xx/xx/2021, the borrower is current with the payments. The loan first payment is due on xx/xx/2021. The P&I is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently is performing. According to the tape data as of xx/xx/2021, the borrower is current with the payments. The loan first payment is due on xx/xx/2021. The P&I is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx. The reason for default is unavailable. No latest servicing comment has been found to determine the current occupancy and condition of the subject property. Collection Comments are missing. Employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"xx" or "xx"xx"In Person" and the revised closing disclosure delivery date is less than three business days (xx) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (xx) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. Changes before consummation requiring a new waiting period."
* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"additional charge"xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.  TILA Finance Charge Test is fail Loan data is xx and comparison data is xx. Hence. the variance is -xx.  This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) The annual percentage rate (xx) is 3.889%. The disclosed APR of 3.631% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  TILA APR Test is fail. Loan data is 3.631% and comparison data is 3.889%. Hence, the variance is -0.258%.

Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 49.53%."xx"	* Cash out purchase (Lvl 1) "xx"	Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3UFUAPXFEOV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.571%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx, with MERS as nominee for xx, with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed; currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the servicer provided covid deferral plan in the amount of xx. No further details have been found.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9CHKR17UODL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.062%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	74.462%	74.462%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.991%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx.
There are no active liens and judgments against the borrower.
The current tax status is to follow.
According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.0620%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2021, the borrower is regular with the payment and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.0620%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure ad bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Final Application Incomplete (Lvl 3) "xx" * Missing Appraisal (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
B4W7QXBTYD8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.588%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/xx/2021 shows that subject mortgage was originated on xx/xx/2020 in the amount of xx which was recorded on xx/xx/2020 by lender, xx.
No assignment of mortgage has been found. No active judgments or liens have been found. Property taxes of 2021 are due on xx/xx/2022 in the amount of xx.
Payment history as of xx/xx/2021 shows that loan is current and next payment due date is xx/xx/2021. The last payment was applied on xx/xx/2021 in the amount of xx for the due date xx/xx/2021. The current UPB is xx and interest rate is 3.125%.	Collections Comments:Current status of the loan is performing. Payment history as of xx/xx/2021 shows that borrower is due for xx/xx/2021 payment. The last payment was applied on xx/xx/2021 in the amount of xx. No evidence of Covid impact has been found in the servicing comments. No post-closing bankruptcy records were found. Property is occupied by owner. No damage or repair evidence has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8RGQWZ8R22Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.575%	480	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	74.512%	74.512%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Applicable	2 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2021 in the amount of xx which was recorded on xx/xx/2021 by lender, xx.
No assignment of mortgage has been found.
No active judgments or liens have been found. Property taxes of 2022 are due in installments. Next installment is due on xx/xx/2022 in the amount of xx.

Subject loan originated on xx/xx/2021 with first payment date xx/xx/2022. The seller's tape data as of xx/xx/2021 shows that first payment has not been made as the next due date xx/xx/2022. Current UPB is xx.	Collections Comments:Loan is performing.
Subject loan originated on xx/xx/2021 with first payment date xx/xx/2022. Comment history from xx/xx/2021 to xx/xx/2021 is missing from the loan file.
The subject property is non owner occupied.
Borrower is SE and currently working as owner of xx from last 26.83 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5EH03O9SNC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.515%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	45.643%	45.643%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	4 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx. However, the copy of mortgage was not recorded.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined and other 4th installment taxes of 2022 are due in the total amount of xx on xx/xx/2022.

Utilities annual installment taxes of 2022 are delinquent in the amount of xx which was due on xx/xx/2022. The delinquent taxes are good through till xx/xx/2022.	According to the payment history tape data as of xx/xx/2021, the borrower is current with the loan. The first payment due date for the loan is xx/xx/2022. The current P&I is in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The first payment due date for the loan is xx/xx/2022. The current P&I is in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx. The collection comments are not available. The subject property is non owner occupied. The borrower's employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
II7CB56ZMWI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	68.182%	68.182%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	5 + Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2021, the subject mortgage was originated on xx/xx/2021 which was recorded on xx/xx/2021 in the amount of xx with xx. The chain of assignment has been completed. Currently, the mortgage is with xx. There is an active mortgage prior to the subject mortgage in the favor of xx recorded on xx/xx/2019 with the instrument #xx for the amount of xx No active liens and judgments against the borrower. No delinquent taxes have been found.	As per the tape data as of xx/xx/2021, the loan first payment is due on xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently is performing. As per the tape data as of xx/xx/2021, the loan first payment is due on xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is unavailable. The subject property is non owner occupied. No evidence has been found regarding the borrower's current employer details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JW4K00JDGWG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	54.098%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2021 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has not been completed. The latest assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.
Taxes of 2021 are due in the total amount of xx.
Utility taxes of 2021 have been delinquent in the amount of xx which was good through till xx/xx/2021.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* Missing proof of hazard insurance (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IFZIB17R907	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	117.488%	117.488%	Streamline Refinance	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 which was recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
State tax lien against the borrower was recorded on xx/xx/2008 in the amount of xx in favor of xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently is performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a LPN at "xx" for 3.5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:

Title Closing Protection Letter (xx) paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, subject loan (xx) can't get insured. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
* Required Documentation Missing or Incomplete  (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"	* LTV or CLTV exceeds 104% (Lvl 1) "xx"	Moderate	Pass	Fail	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Y81QCA2Q8KJ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.104%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of assignmnet has been completed.  The current assignment is with the lender xx.
No active liens and judgments have been found.
Annual combined taxes of 2021 have been paid on xx/xx/2021 for the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.00%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.00%, which was applied for the due date of xx/xx/2021.  The UPB reflected in the latest payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and current condition of the subject property from the latest months servicing comments.
As per the final application, the borrower is working at xx as an xx for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Finance charge disclosed on Post-Consummation Closing Disclosure as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, this is an uninsured FHA loan. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 56.10%"xx" * TILA APR Test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HQXY1JAFM7F	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.261%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 Instrument# | Book/Page# xx . The chain of the assignment has been completed. No active liens and judgments have been found against the borrower and the property. No prior year's delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2021, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx. No comments have been found regarding reason for default. The borrower xx has been working at xx for 1 year. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx"	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx. The below fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx. Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx. The below fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx."
* LE/CD Issue date test Fail (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "The subject loan is FHA. MI, FHA Certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Rebuttable Presumption - defined by loan findings (Lvl 3) "Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: xx Fees Threshold : xx Over by +xx. The following fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5QA0D8WGGI8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	46.000%	46.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	Yes	xx	xx	30.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx, with MERS as nominee for xx, with instrument#xx|xx

The chain of assignment has been completed; currently, the assignment is with xx.

There are two state tax liens against the borrower in the favor of xx, which were recorded on xx/xx/2007 & xx/xx/2010 (xx) in the combined amount of xx.

There are 9 civil judgments against the borrower in the total amount of xx in the favor of xx recorded on different dates between years of 2008 to 2016 (xx).

1st and 2nd installment town taxes of 2022 are due on xx/xx/2022 & xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the current status of the loan is performing. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower's income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower's employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	3: Curable	* Closing_Disclosure violations (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Title Closing Protection Letter (xx) paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx"
* Final Application Incomplete (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "xx"			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
X2HSOV4UDBJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	97.000%	100.395%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	45.018%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx with lender is MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a child support lien in the favor of xx which was recorded on xx/xx/2011.The SSN# mentioned on document is not matching with borrower's SSN#.
There is a state tax lien in the favor of The xx which was recorded on xx/xx/2013 in the amount of xx. The SSN# mentioned on document is not matching with borrower's SSN#.
There are 4 judgment which were recorded on different dates in the favor of xx. The SSN# mentioned on document is not matching with borrower's SSN#.
2nd installment taxes of 2021 have been due in the amount of xx. Annual county taxes for 2021 have been delinquent in the amount of xx.
As per the review of payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021.
No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied. No repairs and damages have been found. No comments have been found stating the borrower's income was impacted by Covid. The borrower xx has been working at xx as a xx for 11.2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx""
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor loan test due to APR calculated 4.884%. Exceeds APR threshold of 4.260%. Over by +0.624%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage loan test due to APR calculated 4.884%. Exceeds APR threshold of 4.260%. Over by +0.624%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E1CTI7FKV00	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	69.624%	69.624%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.651%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per comment dated xx/xx/2021, the reason for default is payment dispute.

No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx from 12 years.
The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* Missing Appraisal (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CORBZ5K38JY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.876%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2021 have been delinquent for the amount of xx on xx/xx/2022 and they were good through on xx/xx/2022.
According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.125%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/xx/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest of 3.125%, which was applied for the due date of xx/xx/2021.  The UPB reflected in the latest payment history is in the amount of xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property from the latest servicing comments.
As per the final application, the borrower is working at the xx as a Senior Probation Officer for 65 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as Bona Fide - State."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PSULMS2OOBQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2021 in the amount of xx which was recorded on xx/xx/2021 by lender, xx.
No assignment of mortgage has been found.
There is a prior UCC financing statements active against borrower, xx which was filed by xx, xx which was filed by xx.
Property taxes of 2021 are paid on xx/xx/2021 in the amount of xx
As per seller's tape data as of xx/xx/2021, the borrower is current with loan payments. The last payment date is unable to be determined. The next due date is xx/xx/2022. The current PITI is xx and UPB is xx.	Collections Comments:As per seller's tape data as of xx/xx/2021, the borrower is current with loan payments. The last payment date is unable to be determined. The next due date is xx/xx/2022. The current PITI is xx and UPB is xx. Collection comments are missing for the loan. No evidence of covid impact has been found in the loan file. No post-closing bankruptcy records were found.As per the final application, the borrower is working at xx from 5 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OHYF4LX0IKA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx .

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
FPI42QBT4VF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx.

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The current employment details are unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Final Application Incomplete (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Property is Manufactured Housing (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5PJBUGJ3VQI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	84.348%	84.348%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st county taxes of 2021/2022 have been paid in the amount of xx on xx/xx/2021.

2nd county taxes of 2021/2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2022, the subject property is owner occupied.
As per the final application, the borrower is working at xx from 21 years.
As per comment dated xx/xx/2022, the reason for default is borrower's income is impacted by covid-19.

The servicer provided an FB which ran and were extended from xx/xx/2022 to xx/xx/2022.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AKQXUD3CXX9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.375%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.245%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	7.000%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx, with MERS as nominee for xx xx. with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is xx as Trustee of xx.

There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx.

There are 3 civil judgments against the borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2017 to 2019.

Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The current P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx. The loan was modified on xx/xx/2021. The collection comment dated xx/xx/2020 states the reason for default is an excessive obligations. No comments have been found regarding the borrower's income being impacted due to the covid-19 pandemic. The subject property is owner-occupied. No comments have been found regarding the subject property condition. The collection comment dated xx/xx/2020 states the subject property had some damages of tile in the guest bathroom and closet is missing in master bathroom. An estimated cost of repairs is xx. The date of loss is unable to be determined. However, no further details have been found regarding completion of repairs.
Foreclosure Comments:As per seller's tape data, the foreclosure was initiated. The complaint was filed on xx/xx/2020. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The Proof of Claim filed on xx/xx/2017 under claim#19-1. The total amount of secured claim is xx and the amount of arrearage is xx. The bankruptcy case was converted to chapter-7 on xx/xx/2018. The date of last filing the bankruptcy is xx/xx/2019. The case was discharged on xx/xx/2018 and terminated on xx/xx/2019.	The loan modification agreement made between borrower xx and xx on xx/xx/2021. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with modified interest rate of 7.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. In addition to the MOD UPB the lender had agreed to forgive the principal balance in the amount of xx on the modification effective date.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
H3MGXR1MCLK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.375%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.125%	xx	xx/xx/2017	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2000 in the amount of xx with the lender xx. which was recorded on xx/xx/2000.
The chain of assignment is not completed. The current assignment is with xx, As Trustee of xx which was recorded on xx/xx/2020; however, it should be with xx.
No active liens and judgments have been found.
Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2022. The borrower made the principal-only payment for the amount of xx on xx/xx/2022. The current rate of interest per tape data is 4.125%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in bankruptcy.
According to a review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2022.  The borrower made the principal-only payment for the amount of xx on xx/xx/2022. The current rate of interest per tape data is 4.125%, which was applied for the due date of xx/xx/2022.  The UPB reflected in the latest payment history is in the amount of xx.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2020. The POC was filed by xx on xx/xx/2020 with the POC amount of xx and the amount of arrearage is xx. As per the proposed chapter 13 plan the debtor was supposed to pay the trustee in the amount of xx for the period of 60 months. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2022. The amended POC was filed by xx on xx/xx/2021 with the same POC amount of xx and the amount of arrearage is xx.	The loan modification agreement was made on xx/xx/2017, between the borrower "xx" and the lender "xx". The borrower promises to make a monthly payment of xx with a rate of interest of 4.125%, beginning from xx/xx/2017 till the maturity date of xx/xx/2046. The new principal balance stated in the modification is in the amount of xx. The lender had a deferred principal balance for the amount of xx. Hence, the interest-bearing amount is xx. This modification contains balloon provision which will be due on maturity date xx/xx/2046. The loan has been modified 5 times since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JIKLP6V3V11	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	No	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.700%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	60.000%	60.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	9.000%	xx	xx/xx/2021	Financial Hardship	Review of updated title report dated xx/xx/2022 reveals that subject mortgage was originated on xx/xx/2006 by "xx" for the amount of xx and it was recorded on xx/xx/2006.

The chain of assignment is complete as the subject mortgage is currently assigned to "xx"; however, there is a break in the chain of assignment. The assignment of mortgage from "xx" to "xx".

There are 4 active water/sewer liens available against the subject property amounting to xx in favor of xx which has been recorded on xx/xx/2015.

There are 2 active child support liens available against the borrower in favor of "xx" latest of which was recorded on xx/xx/2014.

There is an active credit card judgment available against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2014.

There is an active municipal lien available against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2018.

There are multiple IRS liens available against the borrower amounting to xx in favor of "xx" latest of which was recorded on xx/xx/2012.

There are multiple civil judgments available against the borrower amounting to xx in favor of xx recorded on xx/xx/2012.

There are multiple state tax liens available against the borrower amounting to xx in favor of xx which was recorded on xx/xx/2018.

1st installment of county taxes for the year 2021-2022 has been paid in the amount of xx on xx/xx/2021 and the 2nd installment is due for xx/xx/2022 in the same amount.	Review of updated payment history as of xx/xx/2022 reveals that loan is currently in delinquency for 1 month and the next due for the regular payment is xx/xx/2021. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of date is in the amount of xx.	Collections Comments:The loan is currently in collections and under delinquency for 1 month and the next due for the regular payment is xx/xx/2021. The last regular payment (xx) was received on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of date is in the amount of xx.

The loan was modified on xx/xx/2021 with the new principal balance of xx. The borrower promised to pay the new modified monthly P&I of xx with the new interest rate of 9.000% beginning from xx/xx/2021 till xx/xx/2051.

According to PACER Report, Jose Heriberto Alvarado (xx) had filed bankruptcy under chapter 7 with case# xx on xx/xx/2018; however, debtor was discharged from the bankruptcy on xx/xx/2019 and the bankruptcy case was terminated on xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, Jose Heriberto Alvarado (xx) had filed bankruptcy under chapter 7 with case# xx on xx/xx/2018; however, debtor was discharged from the bankruptcy on xx/xx/2019 and the bankruptcy case was terminated on xx/xx/2020.	The loan was modified on xx/xx/2021 with the new principal balance of xx. The borrower promised to pay the new modified monthly P&I of xx with the new interest rate of 9.000% beginning from xx/xx/2021 till xx/xx/2051.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "xx"xx"-

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure, Cosigner Notice.
2) Anti-Tying, Fair Debt Collection Notice Disclosure.
3) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MJVB9QDJ5P0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.200%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.745%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	8.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx.
The chain of assignment is complete as the current assignee is XXXXas trustee of xx as to a 100% interest.
No active liens and judgments have been found against the borrower and subject property.
The county tax of 2021 is paid in the amount of xx.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. The unpaid principal balance is reflected in the amount of xx. Current interest rate is 8.000 % and P&I of xx.	Collections Comments:According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. The unpaid principal balance is reflected in the amount of xx. Current interest rate is 8.000 % and P&I of xx.

The modification agreement was signed between the borrower and lender on xx/xx/2016. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xxwith an interest rate of 8.00% beginning from xx/xx/2016 till the maturity date of xx/xx/2037.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender on xx/xx/2016. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xxwith an interest rate of 8.00% beginning from xx/xx/2016 till the maturity date of xx/xx/2037.	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"xx"xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5V78FL3MRUB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.650%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	16.532%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	5.000%	xx	xx/xx/2014	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 for the amount xx held by xx.

The chain of assignment is complete.

There is one junior mortgage active against the property in the amount of xx held by "xx" which was recorded on xx/xx/2008.

There are 7 state tax liens active against the borrower in the total amount of xx held by same plaintiff "xx" recorded on different dates.

2nd half county taxes of 2021/2022 are due for xx/xx/2022 in the amount of xx.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 8% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 8% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. The borrower was facing unemployment. The servicer provided FB which ran from xx/xx/2021 for 6 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date xx/xx/2014 and a new principal balance is xx to a step modification and the rate was starting from 5% and borrower has promised to pay P&I in the amount of xx that began from xx/xx/2014 with a new maturity date of xx/xx/2049. The rate changes in 5 steps ending at 9%.	Affiliated Business Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
An appraisal report at the origination is missing from the loan file. As per the tape, the subject property is "xx". VIN# is not available in legal description of mortgage. However, the ALTA 7 Endorsement is attached with the final title policy. Affidavit of affixation is available which is located at "xx" shows VIN#xx and the home is affixed to the land permanently."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "xx"xx/xx/2007"xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JXD7O9AVXC1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.050%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	55.000%	55.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx, as Trustee of xx as to a 100.00% interest which was recorded on xx/xx/2021. However; it should be with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.

According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2021, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx excluding the deferred balance of xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
As per the appraisal report located at "xx", the subject property type is Manufactured Home. However, the affidavit of affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Unable to confirm whether the property is affixed or not."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* Settlement date is different from note date (Lvl 2)     "xx"
																																																																																								* TIL not hand dated (Lvl 2) "xx"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HYOSTICC69D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.600%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	9.500%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2021 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2021. No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
No comments have been found regarding the borrower's income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and xx on xx/xx/2015. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 9.500% beginning from xx/xx/2020 with a maturity date of xx/xx/2038.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
As per the exterior appraisal report (xx) dated xx/xx/2012, the subject property type is Manufactured Home. However, the affidavit of affixation is not available in the loan file. Schedule B of the final title policy shows a 1996 XXXX Manufactured Home (xx) became affixed to the subject property. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AX09SVFHWS1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.700%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	59.756%	59.756%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx, with xx.

There is a break in chain of assignment from xx capital corporation to xx.

No active liens and judgments have been found pending against borrower.
Property Tax Status;

1) 1st installment county taxes for 2021/2022 have been found delinquent for the amount of xx with the good through date of xx/xx/2022.

2) 2nd installment county taxes for 2021/2022 have been paid in the amount of xx.
Review of payment history as of dated xx/xx/2022 shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.700% with xx in the amount of xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.700% with xx in the amount of xx.
The loan has not been modified since origination.
Foreclosure has not been initiated in the loan.
Borrower has not filed bankruptcy yet.
Subject property is in average condition. No visible damages or repairs have been found on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Loan program disclosure missing or unexecuted (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RDAQI9LE3LN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	100.500%	100.500%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx
The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2021, the applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Current occupancy is primary residence.

As per the 1003, the borrower is working at "xx", as a "xx" for 19.6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GC5MRPFCMNW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	91.443%	91.443%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.818%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 for the amount xx held by xx.

The chain of assignment is complete.

No active judgments or liens have been found.

Tax details are not provided in UT.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 2.500% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 2.500% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
As per the document dated xx/xx/2020 located at "xx", the borrower's income is impacted by Covid-19 on xx/xx/2020.
Current occupancy is primary residence.
As per 1003, the borrower is working at xx as an xx for 1.1 year.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.82%. Tape shows BWR has new debt that was not included in DTI. Further details not provided.

Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 43.82%"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "xx"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Q48QP5U5XLK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	89.767%	89.767%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	Not Applicable	84.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2020 with the lender xx. which was recorded on xx/xx/2020.
The chain of the assignment has been completed. The latest assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2021, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:The comment history is missing from the loan file, the current status of the loan is performing. The borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of xx on the PCCD dated xx/xx/2020. There is a total fee increased of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

2. This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of xx on the PCCD dated xx/xx/2020."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""xx""		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
B8X1R7KDD56	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	8.750%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	xx	32.948%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2018 with the lender xx which was recorded on xx/xx/2018.
The chain of the assignment has been completed. The latest assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.
Taxes of 2021 are due in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 5 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is currently in bankruptcy. The borrower has been delinquent with the loan for 5 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is the borrower's income is impacted by covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
As per the comment dated xx/xx/2021, the subject property has been occupied by unknown.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is a house husband for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2021 and the plan was confirmed on xx/xx/2021. The POC was filed on xx/xx/2021 with the secured claim amount of xx and the amount of arrearage is xx. The date of the last filing is xx/xx/2022.	Not Applicable	Loan Program Info Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * Loan program disclosure missing or unexecuted (Lvl 3) "This is an ARM loan. Loan program disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 2.652%. The APR threshold is 6.210% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 8.862%    Allowed: 6.210%    Over by: +2.652%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HPML loan type test. (xx)
The loan is a HOEPA "higher-priced mortgage loan" (xx) that is not eligible for purchase by Freddie Mac because it is not one of the allowed loan types.

HPMLs sold to Freddie Mac must be one of the following Mortgage Products:
Fixed-rate mortgages;

7/1 or 10/1 ARMs, or 7/6-month or 10/6-month ARMs.

HPMLs sold to Freddie Mac must not be:
ARMS with an Initial Period or Interest Only Period less than 7 years.

This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 8.862% Allowed: 6.210% Over by: +2.652%"		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MOMQNXE7QUK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	58.513%	58.513%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	15.372%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx, which was recorded on xx/xx/2021 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
The borrower xx is Real Estate Broker of Investment Retail for 14 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. (NC §24-1.1A (xx)(xx)(xx))

The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx""		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HJEDJNO95BG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	23.542%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.

The chain of assignment has been completed. Currently the assignment is with xx.

There are multiple prior judgments against the borrower in favor of The xx recorded on different dates in the total amount of xx.

Annual school taxes of 2021/2022 have been paid in the amount of xx on xx/xx/2021.

Annual combined taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to seller's tape data, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the seller's tape data is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to seller's tape data, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the seller's tape data is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 1 year and 11 months. The co-borrower xx is working at xx as a xx for 4 years and 6 months.

Covid-19 attestation is available in the loan file located at "xx".

As per comment dated xx/xx/2021, the reason for default is excessive obligations.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""xx""		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JS1YP61UPBJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	43.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx, with xx, recorded with the Instrument#xx

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

Combined taxes of 2022 have been due on xx/xx/2022 in the amount of xx.
As per seller's tape data the payment history as of xx/xx/2022, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and interest rate is 3.125%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per seller's tape data the payment history as of xx/xx/2022, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and interest rate is 3.125%. The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at "xx", as a "xx" for 12.11 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5F54EUFBC9X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.765%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx .

The chain of assignment has been completed. The last assignment is with xx.

There is a prior civil judgment active against borrower "xx" in the favor of "xx", which was recorded on xx/xx/2017 in the amount of xx.

2nd installment combined taxes of 2022 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
 As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at "xx", as a "xx" for 3.6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the new jersey mortgage banker or correspondent mortgage banker license prohibited fees test. The below fees were included in the test:

Real Estate Commission paid by Seller: xx
Title - Assessment/Surcharge paid by Borrower: xx
Title - CPL Fee paid by Borrower: xx
																																																																																							Title - Transaction Management paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
IUTUK1HD5GQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	73.000%	73.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	Not Applicable	44.969%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has been completed. The current assignment is with xx.
There are multiple state tax liens, IRS liens and civil judgments against the prior owner xx which were recorded on xx/xx/2021. However, the amount is unavailable.
There is a hospital lien against the prior owner xx in the favor of xx in the amount of xx which was recorded on xx/xx/2021.
Taxes of 2021 have been paid in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 7 years and 1 month.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QLP185YP29S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	34.666%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has been completed. The current assignment is with xx.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2021 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is payment adjustment.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 8 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
STC56J2GD3E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	71.889%	71.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.013%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has been completed. The current assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.
Taxes of 2021 are due in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 3.5 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9NSMZRJSGT0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has been completed. The current assignment is with xx.
No active judgments or liens have been found.
1st installment taxes of 2021/2022 have been paid in the amount of xx.
2nd installment taxes of 2021/2022 are due in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 25 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"non-numeric clerical error"xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 45.89%"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EFL1JZVWGQF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.765%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

The chain of assignment has been completed. Currently the assignment is with xx.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/xx/2021 and recorded on xx/xx/2021.

1st and 2nd combined taxes of 2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 25 years.

As per comment dated xx/xx/2021, the reason for default is servicing problems.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has failed TRID Total of Payments Test.

Loan Data : xx   Comparison Data : xx  Variance : -xx"
* Loan does not conform to program guidelines (Lvl 3)     xx and are not salable because of a TRID issue - the APR increased over .125% and we didn'xx't wait the 3 days. 7/22 CD APR 4.124% 8/23 CD APR 4.397% Loan closed""
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(xx) (xx)(xx) )
The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as "xx" or blank, and the initial closing disclosure delivery date is less than six business days (xx) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test.

																																																																																								The disclosed finance charge is xx and allowed is xx however it is undercharge by xx. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SZIHRTIFQD5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.722%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
The chain of the assignment has been completed. The current assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 10 years 11 months.
The covid-19 attestation is available in the loan file located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 43%. Tape shows SE P&L does not support income used to qualify. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in January 2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7P0X0EZDW5S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
The chain of assignment has been completed.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2022, the borrower is regular with payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 for the amount of xx(xx) for the due of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2022, the borrower is regular with payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 for the amount of xx(xx) for the due of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is retired.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3SGQWFT52BK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	115.020%	115.020%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.598%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2019 with the lender xx. which was recorded on xx/xx/2019.
The chain of the assignment has been completed. The current assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 6 years and 11 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Missing or error on the Rate Lock Mortgage Insurance	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller's tape is showing an alert that the subject loan is not insurable. Recertification value was done after some repairs. The HUD is using the original appraised value xx and will not allow the recertification value xx."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* LTV or CLTV exceeds 104% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SARHRG2C781	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and which was recorded on xx/xx/2021 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the payments. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently is performing. According to the payment history as of xx/xx/2022, the borrower is current with the payments. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working at xx as a xx for 3.8 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/Ineligible with 45%"xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"moderate" due to following factors:

1. This loan is failed for FHA QM safe harbor test as APR (xx) exceeded APOR (xx) by 0.306% & APR threshold is 4.910% and the subject loan is escrowed.

FHA QM safe harbor test: Fail    Charged: 5.216%      Allowed: 4.910%      Over by: +0.306%

2. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe harbor threshold test as APR (xx) exceeded APOR (xx) by 0.806%. APR threshold is 4.410% and the subject loan is escrowed.

Qualified mortgage safe harbor threshold test: Fail      Charged: 5.216%      Allowed: 4.410%      Over by: +0.806%

3. This loan failed the QM APR test. The loan exceeds the APR threshold as set forth under the revised qualified mortgage (xx) rule. All loans subject to the revised QM rule are ineligible for sale to Fannie Mae unless the loan meets the general QM definition under the revised QM rule."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (xx)."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed.

																																																																																								Higher-priced mortgage loan test: Fail Charged: 5.216% Allowed: 4.410% Over by: +0.806%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BNFRQEJG4DU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	94.487%	94.487%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.326%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

Annual county taxes of 2022 are due in the total amount of xx.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3% which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
The subject property is owner occupied. No damage or repairs have been found.
The borrower is working at "xx" as a "xx" from 51 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Settlement date is different from note date (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Q984BTLUFX1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	46.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history tape data as of dated xx/xx/2022 the borrower is regular with the payment and the next due date per tape is xx/xx/2022. As per tape the last payment was received on xx/xx/2022. The current UPB is reflected in PH tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of dated xx/xx/2022 the borrower is regular with the payment and the next due date per tape is xx/xx/2022. As per tape the last payment received on xx/xx/2022. The current UPB is reflected in PH tape for the amount of xx.
 No evidences have been found regarding the foreclosure and bankruptcy as the latest comment history is missing. The occupancy is unable to be determined. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds fees threshold of xx over by +xx
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to Fees Charged: xx fees threshold: xx over by +xx.
The following fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. Loan failed charges that cannot increase decrease test. LE dated xx/xx/2021 reflects Non-Specific Lender Credits fee at xx. However, CD dated xx/xx/2021 does not reflects Non-Specific Lender Credits fee at xx. This is decrease in fee of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

2. Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee xx. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J32K242U6ON	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	47.236%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

The chain of assignment has not been completed. Currently the assignment is with xx as xx with xx.

There are multiple prior civil judgments against the borrower in favor of xx recorded on different dates in the total amount of xx.

There is a prior notice of federal tax lien against the xx in favor of xx recorded on xx/xx/2011, in the amount of xx.

There are 4 prior state tax liens against the xx in favor of The xx recorded on different dates, in the total amount of xx.

There are civil judgments against the borrower in favor of xx recorded on xx/xx/2021. However, the amount of liens is not available in the supportive document.

There are multiple IRS liens against the xx in favor of xx recorded on xx/xx/2021. However, the amount of liens is not available in the supportive document.

There are multiple state tax liens against the xx in favor of xx recorded on xx/xx/2021. However, the amount of liens is not available in the supportive document.

There is a credit card judgment against the borrower in favor of xx recorded on xx/xx/2021, in the amount of xx.

1st county taxes of 2021-2022 have been paid in the amount of xx on xx/xx/2021.

2nd county taxes of 2021-2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.

According to seller's tape data as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the seller's tape data is in the amount of xx.	Collections Comments:The current status of the loan is performing.

According to seller's tape data as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the seller's tape data is in the amount of xx.

According to final application, the borrower xx is self-employed. He is the owner of xx for 2 years. The co-borrower xx is self-employed. She is the owner of xx for 2 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6364VER51N4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	77.668%	77.668%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.012%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
Updated title not showing chain of assignment.
No active judgments or liens have been found.
Annual combined taxes of the year 2021 are delinquent in the amount of xx which was due on xx/xx/2022 and good through till xx/xx/2022.
As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx. The UPB is xx.
Currently, the borrower is working at xx as an xx from 5years.
Covid-19 attestation document is available in loan file located at "xx".
The loan has not been modified.
The post-closing details regarding foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (xx) Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is missing from the loan documents. TX FMV disclosure missing from file and unable to calc LTV."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "xx"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"non-numeric clerical error"xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
W5TX85TB3TE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.666%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 with lender xx on xx/xx/2022 for the amount of xx.
There are credit card judgment recorded on xx/xx/2021 for the amount of xx in the favor of xx.
Annual taxes for the year 2021 have been paid in the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2022, the borrower has been delinquent for 11 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of dated xx/xx/2022, the borrower has been delinquent for 11 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XEOO5CIMMPC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	70.824%	70.824%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.419%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan assignment is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the total amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.

According to final application, the borrower xx is working at xx for 5 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:

Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:

Commitment Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y18FVZJ8J9N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	52.571%	52.571%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.732%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 will be due on xx/xx/2022 for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/202 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/202 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* Missing Appraisal (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QPIG7G4J60W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	88.730%	88.730%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	41.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2020 with the lender xx. which was recorded on xx/xx/2020.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 5 years.
The covid-19 attestation is available in the loan file located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* Loan program disclosure missing or unexecuted (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase State Regulations Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83QGBG2TYV4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.267%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020.
The chain of the assignment has been completed. The latest assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 1.10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable as ZFHA status came as Invalid and Manual U/W not allowed. AUS flipped to Refer at insuring and refinance attempts have been unsuccessful."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
H8JMEKHPZXL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	47.911%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx, recorded with the Book/Page# xx .

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.
The current condition & occupancy of the subject property is unable to be determined.
No evidence has been found regarding bankruptcy and foreclosure.
 No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at "xx", as a "xx" for 15.00 years.
The covid-19 attestation is available at location"xx".

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CZSZI3VFSFZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	27.819%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

Chain of assignment is not available. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

3rd and 4th combined taxes of 2021 have been paid in the total amount of xx.

1st combined taxes of 2022 have been paid in the amount of xx.

2nd combined taxes of 2022 have been due in the amount of xx and the due date is xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of xx.

Covid-19 attestation is available in the loan file located at "xx".

As per final application, the borrower xx is working at xx as a xx for 12.6 years. The co-borrower xx is working at xx as an xx for 13 years.

As per comment dated xx/xx/2021, the subject property is occupied by unknown party.

As per comment dated xx/xx/2021, the FEMA disaster was declared for Remnants of Hurricane Ida on xx/xx/2021.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.  The below fees were included in the test:  Borrower Attorney Fee paid by Borrower: xx Borrower Survey paid by Borrower: xx Title CPL Fee paid by Borrower: xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* MI, FHA or MIC missing and required (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5ANJTTSNLDC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	84.759%	84.759%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.954%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx, with MERS as nominee for xx. with Instrument#xx

The chain of assignment has not been completed. Currently, the assignment is with xx. The last assignment should be with xx.

No active judgments or liens have been found against the borrower.

2nd installment combined taxes of 2021 are due on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx as a "xx" for 1.6 years.
The loan was originated on xx/xx/2021. The covid-19 attestation is located at: "xx"

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx) Initial 1003_Application	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx" * Missing Initial 1003_Application (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JDSRPE81958	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.875%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Purchase	98.126%	98.126%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	No	No	Unavailable	Not Applicable	42.855%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.000%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2009 and it was recorded on xx/xx/2009 in the amount of xx in favor of "xx" The chain of assignment has not been completed as the mortgage is currently assigned with "xx" instead of "xx".
There is one IRS lien against the xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2003.
There is one civil judgment against the name of borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
The annual combined taxes for 2021 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.000%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 6.000%. The current UPB is reflected in tape for the amount of xx.

According to document located at "xx" the foreclosure complaint was filed on xx/xx/2019. However, release of lis pendens was filed on xx/xx/2021. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

According to the PACER, the borrower "xx" had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2014. The borrower was discharged on xx/xx/2016 and also got terminated on xx/xx/2016.

The loan modification agreement was made on xx/xx/2021 with xx. The new unpaid principal balance is xx from which debtor shall make down-payment of xx after acceptance of mod. Hence new modified UPB is xx. The borrower promised to pay P&I in the amount of xx with new interest rate of 6.00%. The first payment had begun from xx/xx/2021 and ends with the maturity date of xx/xx/2028.

As per comment dated xx/xx/2021 borrower is in covid forbearance plan. No more information has been found.
Foreclosure Comments:According to document located at "xx" the foreclosure complaint was filed on xx/xx/2019. However, release of lis pendens was filed on xx/xx/2021. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2014. The borrower was discharged on xx/xx/2016 and also got terminated on xx/xx/2016.	The loan modification agreement was made on xx/xx/2021 with xx. The new unpaid principal balance is xx from which debtor shall make down-payment of xx after acceptance of mod. Hence new modified UPB is xx. The borrower promised to pay interest only payment in the amount of xx with new interest rate of 6.00%. The first payment had begun from xx/xx/2021 and ends with the maturity date of xx/xx/2028. There will be a balloon payment in the amount xx on maturity date xx/xx/2028.	Credit Report Missing Required State Disclosures	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx- xx - LNA.pdf"xx" The loan was modified on xx/xx/2021."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the NY. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Tax Escrow Account Designation
4. Mortgage Bankers and Exempt Organizations Preapplication
5. Co-Signer Notice Requirements
6. Default Warning Notice
																																																																																								7. New York Real Property Escrow Account Disclosure."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Y013Y40VLWR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.500%	120	xx/xx/2006	xx/xx/2006	HELOC	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	4.200%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx.
The chain of assignment has been completed. Currently, the assignment is from xx, a Delaware Statutory Trust, For and behalf and solely with respect to xx recorded on xx/xx/2021.
There is civil judgment against the borrower in the favor of xx for the total amount of xx recorded on xx/xx/2018.
School annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
Combined annual taxes for the year of 2022 are delinquent in the amount of xx on xx/xx/2022 till good through dated xx/xx/2022.
According to latest payment history as of xx/xx/2022, the borrower is current with the loan and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.200%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 4.200%. The loan has been modified. As per the notice of lis pendency document located on "xx", the foreclosure was initiated and the complaint was filed on xx/xx/2018. However, the foreclosure was placed on hold due to loan was modified on xx/xx/2021. The borrower did not file bankruptcy. As per the comment dated xx/xx/2021, the subject property is located in natural disaster area. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid-19. As per the comment dated xx/xx/2020, the borrower is unemployed and reason for default is curtailment of income. As per the comment dated xx/xx/2021, the borrower is in forbearance plan. As per the comment dated xx/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:As per the notice of lis pendency document located on "xx", the foreclosure was initiated and the complaint was filed on xx/xx/2018. However, the foreclosure was placed on hold due to loan was modified on xx/xx/2021.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2021 between the borrower and lender. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 4.200% beginning on xx/xx/2021 till maturity date of xx/xx/2028.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan contains one or more prohibited fees.

Prohibited Fees Test: FAIL The Loan data is xx, the comparison data is xx and the variance is +xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BUA15EF0716	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	300	xx/xx/2004	xx/xx/2004	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.750%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and it was recorded on xx/xx/2004 in the amount of xx in favor of "xx" The chain of assignment has not been completed as the mortgage is currently assigned with "xx" instead of the current assignee "xx". There are two IRS liens against the xx in favor of "xx" in the total amount of xx which were recorded on xx/xx/2013 & xx/xx/2019.
the annual county taxes for 2021 are delinquent in the total amount of xx and payable through the date of xx/xx/2022	According to the payment history as of xx/xx/2022 the loan is in delinquency for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx(xx) which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 3.75%. As per provided tape data the UPB is in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2022 the loan is in delinquency for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx(xx) which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 3.75%. As per provided tape data the UPB is in the amount of xx.
This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2017. The new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx which begun from xx/xx/2017 till the new maturity date of xx/xx/2057. The new modified interest rate is 3.75%.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per servicing comment dated xx/xx/2022, the RFD is curtailment of income. Also comment dated xx/xx/2020 states that income reduced due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2017. The new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of xx which begun from xx/xx/2017 till the new maturity date of xx/xx/2057. The new modified interest rate is 3.75%.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, if the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information. The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
H6JNS3IBD1C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,401.88	Unavailable	7.625%	360	xx/xx/2007	Unavailable	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	4.125%	xx	xx/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 in the amount of xx and recorded on xx/xx/2007 in favor of xx.
The chain of assignments is incomplete. The mortgage is currently assigned to lender, "xx". However, the current assignment should be with lender, ARC.
There is a junior mortgage active against subject property which was originated on xx/xx/2020 in the favor of lender, "xx" in the amount of xx and recorded on xx/xx/2020.
No active judgments or liens have been found.
Property taxes of 2022 are due in 2 installments. The first installment is due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan payments and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date xx/xx/2022. The monthly P&I is xx and interest rate is 4.125%. Current UPB is not reflected in the latest payment history. However, tape data shows total UPB in the amount of xx which includes deferred balance in the amount of xx.	Collections Comments:According to collection comments, the current status of the loan is performing and next payment due date is xx/xx/2022.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 in the amount of xx, which was applied for the due date xx/xx/2022.
No evidence of Covid impact has been found.
According to the PACER, the borrower had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2011. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2011.
No evidence has been found regarding any foreclosure action. No evidence has been found regarding any damage or repair to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2011. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2011.	The modification agreement was made on xx/xx/2013 between, borrower "xx" and the lender "xx". The new modified unpaid principal balance is xx. From the new UPB, the amount of xx has been deferred which will be due as a balloon payment. The remaining UPB xx to be paid with fixed interest at the rate of 4.125% beginning from xx/xx/2013 to xx/xx/2037.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Washington. The following state disclosures are missing in the loan file;
1) Choice of Insurance Notice
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5FIIYHLA8TG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	xx/xx/2019	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	4.250%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019, in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx, a Delaware Statutory Trust, for and on behalf and solely with respect to xx as xx with xx.

No active judgments or liens have been found.

Annual school taxes of 2021/2022 have been paid in the total amount of xx on xx/xx/2021.

Annual combined taxes of 2022 have been paid in the total amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of xx.

Unable to confirm the current employment details from collection comments and final application is missing.

This modification agreement was made between lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.250% beginning from xx/xx/2020 with a maturity date of xx/xx/2050. The modification does not have a balloon provision. The loan was modified once since origination.

No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. No further details have been found.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is xx and the deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.250% beginning from xx/xx/2020 with a maturity date of xx/xx/2050. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Appraisal (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
* Missing proof of hazard insurance (Lvl 3)     "xx"
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

The borrower's intent to proceed is missing in loan file."
* Occupancy concerns -  (Lvl 3)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8TY9IJJPF3A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	69.813%	69.813%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
As per payment history tape data, the borrower is current with the loan. The next due date is xx/xx/2022. The current P&I is xx and interest rate is 3.375%. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
As per payment history tape data, the borrower is current with the loan. The next due date is xx/xx/2022. The current P&I is xx and interest rate is 3.375%. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
Unable to confirm the current condition and occupancy status of the subject property.
No employment details have been found in final 1003 doc.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
																																																																																								As per appraisal report located at "xx", the subject property type is "xx". VIN# is not available in legal description of mortgage. However, final title policy shows ALTA-7 endorsement incorporated with it. Affidavit of affixation is available which is located at "xx" shows VIN# xx and the home has been affixed to the land permanently."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8PNQFHQXH53	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	74.949%	74.949%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan assignment is with original lender xx, Ltd.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comments, the subject property was damaged due to water on xx/xx/2021. As per comment dated xx/xx/2021, received a loss draft check from State farm in the amount of xx on xx/xx/2021.

Unable to confirm the current employment details as the final application is missing.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"elevated"xx"xx/xx"xx"		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YT830NK2BZ6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment has been provided. Currently the subject loan assignment is with original lender xx, Ltd.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx.

Annual utilities taxes of 2020 have been paid in the amount of xx.

Annual utilities charges of 2021 have been delinquent in the amount of xx and the good through date is xx/xx/2022.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx for 1 month.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/LP is missing from the loan documents. Also seller defect shows, loan closed without an Approve/Eligible or Accept/Eligible findings."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VHHJF8GRL0A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	56.223%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx, which was recorded on xx/xx/2021 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.750%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
Employment details are not mentioned in URLA.
Unable to determine the occupancy and current condition of property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
RNP5JEAQONV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	72.410%	72.410%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	44.629%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is prior civil judgment against the borrower recorded on xx/xx/2018 for the amount of xx in the favor of xx.
Annual county taxes will be due on xx/xx/2022 for the amount of xx. No prior year tax delinquency has been found.
According to the payment history tape as of date is xx/xx/2022, borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape as of date is xx/xx/2022, borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows exterior only appraisal form was used on the loan and does not meet loan program requirements. Exterior-Only appraisal not permitted on a no Cash-out refinance. The subject loan is not eligible for sale to Freddie Mac."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WREEZJH1MHD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2017	xx/xx/2017	Conventional	ARM	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2017	xx	Secondary	Yes	Yes	No	31.573%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2017 with the lender xx. which was recorded on xx/xx/2017.
The chain of assignment has not been completed as the subject mortgage is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 9 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase RESPA Test Failed (Lvl 3)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (xx) is exceeded APOR (xx) by 2.459%. The APR threshold is 4.980% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.439%    Allowed: 4.980%    Over by: +2.459%"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"			Moderate	Not Covered	Pass	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J06OPAKVTLB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.125%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Secondary	Yes	Yes	No	xx	Not Applicable	40.005%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2018 with the lender xx. in the amount of xx which was recorded on xx/xx/2018 with instrument#xx

The chain of assignments has been completed. The last assignment is with xx as trustee for xx which was recorded on xx/xx/2019.

There is active mortgage that originated on xx/xx/2019 with lender xx which was recorded on xx/xx/2019.

Combined annual installment taxes of 2021 have been paid in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 15 months with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2021, the borrower is delinquent for 15 months with the loan. The next due date for payment is xx/xx/2020. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is curtailment of income. The collection comment dated xx/xx/2020 states the borrower's income was impacted by the covid-19 pandemic. The servicer provided an FB which ran and was extended several times from xx/xx/2020 to xx/xx/2021. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as Chemical Process Technician for 3.11 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the GSE (xx) QM points and fees test due to the fees charged of xx is exceeded the fees threshold of xx by +xx.

GSE (xx) QM points and fees test inclusion-

Commitment fee paid by borrower: xx
Points - Loan discount fee paid by borrower: xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"moderate" due to following factors:

1. This loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																																																																								2. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe harbor threshold test as APR (xx) exceeded APOR (xx) by 3.474% & APR threshold is 6.170%. The subject loan is escrowed."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VS9RO0BKFAU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	46.191%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	6.750%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2018 with the lender xx. in the amount of xx, which was recorded on xx/xx/2018 Instrument# | Book/Page# xx .
There is no chain of assignment as the subject mortgage is with the original lender xx. However, this should be with xx.
There is an HOA lien active against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2021.
There are three hospital liens active in the favor of xx in the amount of xx. All were recorded on different dates.
There are three judgments active against the borrower in the favor of xx in the amount of xx. All were recorded on different dates.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 6.750%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, borrower's income is impacted by covid-19. FB plan was provided for 3 months which was effective from xx/xx/2020. As per comment dated xx/xx/2021, reason for default is curtailment of income.
The borrower xx is the Manager of xx  for 4 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2021. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.750% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2048. This loan was modified once.	Loan Program Info Disclosure	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx"
* ComplianceEase RESPA Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1M5GWNVUP00	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	33.030%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017, in the amount of xx, with MERS as nominee for xx. with Instrument#xx|Book/Page#xx .

xx in the amount of xx.

2nd installment town taxes of 2022 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx as Labor for 3.1 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test.
Attorney Title Review Fee paid by Borrower: xx
Real Estate Commission paid by Seller: xx
Seller legal fee paid by Seller: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
V5WGFHJ9HK2	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	48.418%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx, which was recorded on xx/xx/2019.
There is no chain of assignment as the subject mortgage is with the original lender xx
No judgments and liens have been found.
Annual combined taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found
As per the review of the payment history as of xx/xx/2022, the borrower is delinquent for 6 months and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No records for bankruptcy and foreclosure have been found. As per the comment dated xx/xx/2021, the borrower's income was impacted by covid. The 3 months FB plan was offered. No repairs and damages have been found. The borrower xx has been working at xx as a xx for 12 years 5 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8DCEMENS4HH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.216%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

There are three credit card judgments against the borrower in the favor of xx, xx, and XXXX in the total amount of xx which was recorded on xx/xx/2014, xx/xx/2017, and xx/xx/2020.

There is a prior civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2015.

There are two municipal liens against the subject property in the favor of the xx in the total amount of xx which was recorded on xx/xx/2020 and xx/xx/2020.

County 1st installment taxes of 2021/2022 have been paid in the amount of xx on xx/xx/2021 and 2nd installment taxes are due in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2021, the borrower is delinquent for 1 month with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/2021, the borrower is delinquent for 1 month with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2021 states the borrower's income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx for 1 month.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2022. Schedule D of the voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The proof of claim was filed on xx/xx/2022 under claim#4-1. The total amount of the secured claim is xx and the amount of arrearage is xx. The case is active and the last filing date is xx/xx/2022.	Not Applicable	Right of Rescission	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Right of Rescission missing or unexecuted (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64H45FKPOL3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.000%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	3.125%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and it was recorded on xx/xx/2005 in the amount of xx in favor of xx for "xx".

There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx recorded on xx/xx/2005.

The 1st and 2nd installment of county taxes have been paid in the total amount of xx on different dates.

As per review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 29 months & next due date is xx/xx/2019 . The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.	Collections Comments:The loan is currently in bankruptcy. As per review of the payment history as of xx/xx/2021, the borrower is currently delinquent for 29 months & next due date is xx/xx/2019 . The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.
As per comment dated xx/xx/2020 RFD of the borrower is curtailment of income. As per comment dated xx/xx/2021 the subject property is owner occupied.
As per comment dated xx/xx/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx and plan was confirmed on xx/xx/2019. The Schedule-D in Voluntary petition shows that the unsecured amount xx, secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
Foreclosure Comments:As per comment dated xx/xx/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx and plan was confirmed on xx/xx/2019. The Schedule-D in Voluntary petition shows that the unsecured amount xx, secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
																																																																																	Date of last filing is xx/xx/2022.	The loan was modified on xx/xx/2016 with the 2 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 3.125% beginning from xx/xx/2016 and the new maturity date is xx/xx/2035.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6B6ZBWIN8V3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	xx	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.100%	360	xx/xx/2004	Not Applicable	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	6.000%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx".
The assignment chain is incomplete; the current assignee is "xx" instead of "xx".
There is an active civil judgment against the xx in favor of "xx" in the amount of xx recorded on xx/xx/2014.
There is an active junior credit card judgment against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2014.
The combined annual taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to the payment history as of dated xx/xx/2021 the borrower is delinquent with the loan for 27 months and the next due date for the regular payment was xx/xx/2019. Last payment date is unable to be determined. Tape data shows that the monthly P&I is in the amount of xx with an interest rate of 6.00%. The current UPB is reflected in tape for the amount of xx and deferred balance is 42,994.85.	Collections Comments:The loan is currently delinquent and in foreclosure.
According to the payment history as of dated xx/xx/2021 the borrower is delinquent with the loan for 27 months and the next due date for the regular payment was xx/xx/2019. Last payment date is unable to be determined. Tape data shows that the monthly P&I is in the amount of xx with an interest rate of 6.00%. The current UPB is reflected in tape for the amount of xx and deferred balance is xx
The borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.
the foreclosure was initiated in year 2019. The notice of Seizure shows that the foreclosure complaint was filed on xx/xx/2019 in the favor of "xx" with case# xx which was recorded on xx/xx/2019. However, as per servicing comment dated xx/xx/2020, the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 on xx/xx/2019. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2016 stated the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx The borrower had promise to pay the monthly P&I of xx beginning from xx/xx/2016 and a new maturity date of xx/xx/2056 with modified interest rate 6.00%. There is no principal forgiven amount.
No information has been found related damage or repairs.
No comments have been found stating the borrower's income was impacted by Covid-19.
Foreclosure Comments:According to document located at "xx" the foreclosure was initiated in year 2019. The notice of Seizure located at (xx) shows that the foreclosure complaint was filed on xx/xx/2019 in the favor of "xx" with case# xx which was recorded on xx/xx/2019. However, as per servicing comment dated xx/xx/2020, the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 on xx/xx/2019. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:According to the PACER, the debtor "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. As per the approved chapter 13 (xx) plan was filed on xx/xx/2019 and confirmed on xx/xx/2020. The borrower shall pay monthly mortgage payment in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2016 stated the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx The borrower had promise to pay the monthly P&I of xx beginning from xx/xx/2016 and a new maturity date of xx/xx/2056 with modified interest rate 6.00%. There is no principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EQ8URWET0OK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx for xx.

The chain of assignment is not completed as xx with xx, not in its individual capacity but solely as trustee for the XXXX, series 2016-CTT.

There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx for xx and it was recorded on xx/xx/2008.

Property Tax Status:
1st instalment County taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found pending.
As per the payment history as of xx/xx/2021, the borrower has been delinquent for 35 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2021 in the amount of xx. According to payment history next due date is xx/xx/2019 and borrower current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2021, the borrower has been delinquent for 35 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2021 in the amount of xx. According to payment history next due date is xx/xx/2019 and borrower current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2020 with the Case#xx and the plan was confirmed on xx/xx/2020.POC was filed on xx/xx/2020 with the amount of claim of xx and amount of arrearage of xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2020 with the Case#xx and the plan was confirmed on xx/xx/2020.POC was filed on xx/xx/2020 with the amount of claim of xx and amount of arrearage of xx.	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZBFN3OBV6UY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.190%	360	Not Applicable	Not Applicable	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	2.570%	xx	xx/xx/2017	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007, in the amount of xx with xx, Incorporated DBA xx.
The chain of assignment has been completed; currently the assignment is with originated lender xx.
No active judgments or liens have been found against the borrower.
First and second half county taxes of 2021 are paid with amount xx on xx/xx/2021 and xx/xx/2021.
Annual utilities charges of 2021 are delinquent with amount xx and good through till xx/xx/2022
The payment history as of xx/xx/2021, the borrower is delinquent with the loan for 32 months and the next due date for the payment is xx/xx/2019. The last payment was received in the amount of xx on xx/xx/2021 which was applied to the due date of xx/xx/2019. The current unpaid principal balance is xx. The current P&I is xx, PITI is xx and interest rate is 2.750%.	Collections Comments:The current status of the loan is bankruptcy and the next due date for the payment is xx/xx/2019. The last payment was received in the amount of xx on xx/xx/2021 which was applied to the due date of xx/xx/2019. The current unpaid principal balance is xx. The current P&I is xx, PITI is xx and interest rate is 2.750%.
The reason for default is unable to be determined.
The loan has been modified thrice since origination.
According to the PACER report, the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The case is still active.
No comment pertaining to damage to the subject property has been observed.
No comments have been found stating that the borrower's income has been affected by COVID-19.

Foreclosure Comments:The foreclosure was started.
As per comment dated xx/xx/2021, foreclosure is on hold due to BK.
No any details found in collection comments.

																																																																																	Bankruptcy Comments:According to the PACER report, the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The PCO was filed by the creditor with claim#2-1 for the secured claim amount of xx and with the amount of arrearage of xx on xx/xx/2019. Schedule-D of the voluntary petition shows xx as unsecured portion out of the claim amount of xx and the value of collateral is xx on xx/xx/2019. Did not see comment indicating cram down. The plan was confirmed on xx/xx/2020 and the debtor has to pay xx per month for 2 months and then xx per month for 58 months.	The modification agreement was made between the borrower xx and lender xx on xx/xx/2017. The new modified principal balance is xx and the deferred balance is xx. Hence, the interest-bearing amount is xx. The borrower has promised to pay the P&I in the amount of xx with an interest rate of 2.5700%. The payment had begun from xx/xx/2017 that is to be ended with the stated maturity date of xx/xx/2054.		xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) ""xx"xx Policy_xx Page No 9" the subject property type is Leasehold. Elevated for client review.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
F2BBB4DCQNP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.625%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 with instrument# xx in the amount of xx in favor of xx.

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx, Not in Its Individual Capacity, But Solely as Trustee for the xx, Series 2016-CTT.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined annual taxes of 2021 are paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.625%.	Collections Comments:Currently, the loan is in bankruptcy.

Loan modification agreement was made between the borrower and lender on xx/xx/2020. The new modified rate is 6.625% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2020. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2060. Reason for modification is financial hardship.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.625%.

The foreclosure proceedings were initiated on the loan by referring it to attorney. As per update title report dated xx/xx/2022, the final judgment of foreclosure located at "xx" dated xx/xx/2019 with case#xx. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/xx/2019. As per comment dated xx/xx/2021 the foreclosure file has been contested. No information has been found regarding the reason for contested. Also no information has been found whether this contested matter has been resolved or not.

The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx and the plan was confirmed on xx/xx/2021.
The Schedule-D in voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and with collateral of xx. The loan is in active bankruptcy.
The plan period shall be a period of 60 months. Debtor shall pay xx monthly for 60 months under chapter 13 plan.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to attorney. As per update title report dated xx/xx/2022, the final judgment of foreclosure located at "xx" dated xx/xx/2019 with case#xx. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/xx/2019. As per comment dated xx/xx/2021 the foreclosure file has been contested. No information has been found regarding the reason for contested. Also no information has been found whether this contested matter has been resolved or not.
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx and the plan was confirmed on xx/xx/2021.
The Schedule-D in voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and with collateral of xx.
The plan period shall be a period of 60 months. Debtor shall pay xx monthly for 60 months under chapter 13 plan.
																																																																																	The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.	Loan modification agreement was made between the borrower and lender on xx/xx/2020. The new modified rate is 6.625% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2020. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2060. Reason for modification is financial hardship.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
IAJAD3SFONN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	Second	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.460%	360	xx/xx/2007	Not Applicable	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.000%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 in the amount of xx in favor of "xx" and this was recorded on xx/xx/2008.
The assignment chain has been completed and currently assignment is with "xx" instead of "xx" which was recorded on xx/xx/2017.
xx in the amount of xx for 2020 were sold to XXXX on xx/xx/2020. The redemption status is to follow.
There is a civil judgment found against the borrower in the favor of "xx" which was recorded on xx/xx/2017.
The town third and fourth installment taxes for the year 2021 have been paid in the amount of xx.
The town first installment taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022 and the second installment is due in the amount of xx till xx/xx/2022.  No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2021 the borrower is delinquent with the loan for 49 months and the next due date for the regular payment was xx/xx/2017. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2017. The monthly P&I is in the amount of xx with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is bankruptcy. According to the payment history as of xx/xx/2021 the borrower is delinquent with the loan for 49 months and the next due date for the regular payment was xx/xx/2017. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2017. The monthly P&I is in the amount of xx with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income is impacted by COVID-19 and the forbearance plan is processed by bankruptcy department. No further information is available.
The foreclosure was initiated in this loan 2015 and the notice of lis pendens attached with the updated title report reflects that the foreclosure complaint was filed with case#xx on xx/xx/2015. However, the foreclosure was placed on hold as the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The debtor is still in active in bankruptcy.
The loan has been modified once since origination in 2010.
No comment pertaining to damage to the subject property has been observed.

Foreclosure Comments:The foreclosure was initiated in this loan 2015 and the notice of lis pendens attached with the updated title report reflects that the foreclosure complaint was filed with case#xx on xx/xx/2015. However, the foreclosure was placed on hold as the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The debtor is still in active in bankruptcy.
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. Schedule-D of voluntary petition shows xx as unsecured portion out of the claim amount of xx and the value of collateral is xx on xx/xx/2017. Did not see comment indicating cram down. The POC was filed by the creditor "xx" with claim#8-1 for the secured claim amount of xx with the amount of arrearage of xx on xx/xx/2018. As per the approved chapter 13 plan dated xx/xx/2020, the debtor has to pay xx per month for 36 month. As per the Trustee's final report dated xx/xx/2022, the debtor has been paid the arrearage of xx out of the total arrearage of xx.	The loan was modified between the borrower and lender on xx/xx/2010. The new principal balance is xx and the deferred balance is xx. Hence, the interest-bearing principal balance is xx. The borrower has promised to pay the monthly payment in the amount of xx at the rate of interest of 2.000%. The modification has total 4 steps.

																																																																																				xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
U5BNWUAXBJF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,388.75	xx	7.875%	360	xx/xx/2006	Not Applicable	Conventional	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for xx.

The chain of assignment is completed as xx with xx for the xx, Series 2016-CTT.

There is an active junior mortgage available in the updated title report in the amount of xx in favor of xx for xx for xx and it was recorded on xx/xx/2016.

The 1st installment of county tax for 2021-2022 has been paid in full in the amount of xx on xx/xx/2021 and 2nd installment of xx has been due on xx/xx/2022.
Review of updated payment history as of xx/xx/2022, the loan is currently in delinquency for +18 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments the loan is in the active bankruptcy and the borrower is delinquent with the loan for +18 months. The last payment was received on xx/xx/2021 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is the amount of xx and PITI is in the amount of xx.The UPB reflected as per the updated payment history is in the amount of xx
The loan was modified on xx/xx/2016 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.000% beginning from xx/xx/2016 and the new maturity date is xx/xx/2056.
As per the comment the subject property has been occupied by the owner.
As per collection comment unable to determine the reason for default. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:The foreclosure was initiated on this loan in 2017 and the notice of default located at "xx". The notice of sale document located at "xx". However, as per servicing comment dated xx/xx/2021, the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 on xx/xx/2018. The date of the last bankruptcy filing was xx/xx/2021 and the bankruptcy is still active.  No more evidence is available in the last 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER the debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx. The schedule D of Voluntary petition dated xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx there is no comment indication a cram down.	The loan was modified on xx/xx/2016 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 2.000% beginning from xx/xx/2016 and the new maturity date is xx/xx/2056.	xx	2: Acceptable with Warnings	* Note has LIBOR Index with Replacement Clause (Lvl 2) "The note states that if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I8D5KIIMECV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	4.625%	xx	xx/xx/2014	Financial Hardship	According to the Updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx on xx/xx/2007.
The chain of assignment has been completed and currently, the assignment is with xx, not in its Individual Capacity, but solely as Trustee for the xx, XXXXand this was recorded on xx/xx/2018.
There is an active junior mortgage against the subject property in the amount of xx which is held by "xx" and this was recorded on xx/xx/2013.
There is an active prior hospital lien against the borrower which is held by "xx" in the amount of xx and this was recorded on xx/xx/2007.
The town first installment taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022 and the second installment is due in the amount of xx till xx/xx/2022.
The annual utilities delinquent taxes for the year 2022-2021 are in the amount of xx till xx/xx/2022.
As per the payment history as of xx/xx/2021, the borrower is delinquent with the loan for 18 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 for the due date of xx/xx/2020 in the amount of xx. The current unpaid principal balance reflecting in payment history is in the amount of xx. The current P&I is xx, PITI is xx and interest rate is 4.625%.	Collections Comments:The current status of the loan is bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 for the due date of xx/xx/2020 in the amount of xx. The current unpaid principal balance reflecting in payment history is in the amount of xx. The current P&I is xx, PITI is xx and interest rate is 4.625%.
The foreclosure was initiated in this loan in 2016 and the Lis Pendens was filed with case# xx on xx/xx/2016. The foreclosure was placed on hold as the debtor had filed bankruptcy under chapter-13 with case# xx on xx/xx/2018. No further information is available.
According to the PACER report, the debtor "xx" had filed bankruptcy under chapter-13 with case# xx on xx/xx/2018. The PCO was filed by the creditor with the claim#4-1 for the secured claim amount of xx with the arrearage of xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.  The debtor shall pay xx per month for 60 months.
The loan modification agreement was made between the borrower and lender on xx/xx/2014. The new principal balance is xx and the lender has agreed to defer the principal balance in the amount of xx. Hence, the interest-bearing principal balance is xx. The payment had begun from xx/xx/2014 that is to be ended with the stated maturity date of xx/xx/2054.
The reason for default is unable to be determined from the comments.
No comment pertaining to damage to the subject property has been observed.
No comments have been found stating that the borrower's income has been affected by COVID-19.

Foreclosure Comments:The foreclosure was initiated in this loan in 2016 and the Lis Pendens was filed with case# xx on xx/xx/2016. The foreclosure was placed on hold as the debtor had filed bankruptcy under chapter-13 with case# xx on xx/xx/2018. No further information is available.
Bankruptcy Comments:According to the PACER report, the debtor "xx" had filed bankruptcy under chapter-13 with case# xx on xx/xx/2018. The PCO was filed by the creditor with the claim#4-1 for the secured claim amount of xx with the arrearage of xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.  The debtor shall pay xx per month for 60 months.
																																																																																	Date of last filing is xx/xx/2022 .	The loan modification agreement was made between the borrower and lender on xx/xx/2014. The new principal balance is xx and the lender has agreed to defer the principal balance in the amount of xx. Hence, the interest-bearing principal balance is xx. The payment had begun from xx/xx/2014 that is to be ended with the stated maturity date of xx/xx/2054.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Y7K4F315LAH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2008	Not Applicable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2013	xx	xx	4.000%	xx	xx/xx/2013	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 in favor of xx in the amount of xx and it was recorded on xx/xx/2008.
The chain of assignment has been completed.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/2021 reveals that the borrower is currently delinquent for 12 months and the next due date is xx/xx/2021. The current P&I is xx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of xx/xx/2021 reveals that the borrower is currently delinquent for 12 months and the next due date is xx/xx/2021. The current P&I is xx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx and deferred balance is xx.
The foreclosure was started in 2016 and the lis pendens was filed on xx/xx/2016. Final judgment of foreclosure was filed on xx/xx/2017 and the sale was scheduled on xx/xx/2018. But the foreclosure was put on hold due to borrower had filed borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. Currently, this bankruptcy case is active.

As per comment dated xx/xx/2020, the property had damaged. The contractor has been doing remaining repairs and updated settlement agreement for check in the amount of xx. No further details have been found.
As per comment dated xx/xx/2021, the borrower's income was impacted by Covid-19. Borrower tested corona positive. No further details have been found.
Foreclosure Comments:The foreclosure was started in 2016 and the lis pendens was filed on xx/xx/2016. Final judgment of foreclosure was filed on xx/xx/2017 and the sale was scheduled on xx/xx/2018. But the foreclosure was put on hold due to borrower had filed borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. Currently, this bankruptcy case is active.
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Fifth amended chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of xx. This plan was confirmed on xx/xx/2019.
																																																																																	Date of last filing is xx/xx/2022.	The loan modification agreement was on xx/xx/2013 with the new modified unpaid principal balance is xx, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate is 4.00% and the modified P&I is xx. The first modified payment due date was xx/xx/2013 and the maturity date will be xx/xx/2053.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
US0FP9I0T8U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	No	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.680%	360	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	4.625%	xx	xx/xx/2014	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx a division of XXXX of Indiana in the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx/xx/2013; however, it should be with xx, not in its individual capacity,by solely as trustee for the xx,Series 2016-CTT.
There is a junior mortgage open against the subject property in favor of xx in the amount of xx it was recorded on xx/xx/2007.

No active judgments or liens have been found against the subject property and borrower.
No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/2022 reveals that the borrower is currently delinquent for 16 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of xx/xx/2022 reveals that the borrower is currently delinquent for 16 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.
The foreclosure was started in 2019 and the lis pendens was filed on xx/xx/2019. But the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2020. This bankruptcy case was dismissed on xx/xx/2022.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:The foreclosure was started in 2019 and the lis pendens was filed on xx/xx/2019. But the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2020. This bankruptcy case was dismissed on xx/xx/2022.
																																																																																	Bankruptcy Comments:As per PACER, the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2020. Schedule D in voluntary petition dated xx/xx/2020 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remains as xx. Plan was confirmed on xx/xx/2021. This bankruptcy case was dismissed on xx/xx/2022.	The Modification agreement was made on xx/xx/2014 with new modified principal balance xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 4.625 % beginning from xx/xx/2014 till the maturity date of xx/xx/2054 .		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GI67ULOPYVU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	Yes	No	Not Applicable	Other	xx	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2017	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007, in the amount of xx, with MERS as nominee for xx, with Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx, Series 2016-CTT.

There are 4 state tax liens against the borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2012 to 2018.

There are 3 credit card judgments against the borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2012 to 2019.

There are 2 IRS liens against the borrower in the combined amount of xx in the favor of xx recorded on 8/232012 and xx/xx/2018.

There are 6 HOA/COA liens against the subject property in the combined amount of xx in the favor of xx recorded on different dates between years of 2012 to 2019.

There is a civil judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2020.

1st and 2nd installment combined taxes of 2021/2022 have been paid on xx/xx/2021 and xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 23 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 23 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is excessive obligations.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:As per the comment history, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2019 under chapter 13.
																																																																																	Bankruptcy Comments:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2020. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The loan modification agreement was made between borrower and servicer on xx/xx/2016 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 2. 00% and the modified P&I was xx beginning on xx/xx/2017 The step rate was in 4 steps ending at rate 4.125% and P&I will be xx applicable from xx/xx/2024 to maturity date xx/xx/2057. The deferred balance is xx. There is no principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
472PWBKMGBY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	xx	Not Applicable	34.874%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	3.875%	xx	xx/xx/2016	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2013 with lender xx on xx/xx/2013 for the amount of xx.
The chain of assignment is completed.
There is a civil judgment active in the favor of xx in the amount of xx recorded on xx/xx/2014.
Combined annual taxes of 2022 have been paid in the amount of xx on xx/xx/2022.
School Annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
As per the payment history as of xx/xx/2021, the borrower has been delinquent for 28 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2019 in the amount of xx. According to payment history next due date is xx/xx/2019.The current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx	Collections Comments:The loan is in bankruptcy. As per the payment history as of xx/xx/2021, the borrower has been delinquent for 28 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2019 in the amount of xx. According to payment history next due date is xx/xx/2019.The current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:The foreclosure was initiated in 2018. The referral date is unavailable. The complaint was filed on xx/xx/2018 under the case #xx, 2nd lis pendens was filed on xx/xx/2018, and 3rd lis pendens was filed on xx/xx/2021. The case was put on hold due to bankruptcy is still active xx/xx/2019.
																																																																																	Bankruptcy Comments:According to PACER, the borrower had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of xx. The debtor shall pay to the trustee xx for 36 months.	The modification agreement was made between the borrower xx and lender xx. on xx/xx/2016. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.875% beginning from xx/xx/2016 till the maturity date xx/xx/2056. There is no deferred and forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
A9BXKKT07D2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2011 in the amount of xx which was recorded on xx/xx/2001.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of updated payment history as of xx/xx/2021 shows the loan is currently delinquent for 5 months. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx. The borrower has been making payment as per ARM change notice located at "xx NOTICE ACTUAL_L2021022598004157_385_021620220201546903191.	Collections Comments:The current status of the loan is bankruptcy.
Review of updated payment history as of xx/xx/2021 shows the loan is currently delinquent for 5 months. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.
The foreclosure was initiated in the subject loan. As per UT "xx", lis pendens was filed on xx/xx/2017. However, due to borrower had filed bankruptcy, the foreclosure case is currently dismissed on xx/xx/2017 and BK is still active.
The RFD is unable to be determined.
As per collection comment dated xx/xx/2020, the property had damages due to water and the loss amount was xx. However, as per comment dated xx/xx/2021, the property got damaged due to "wind/hail" on xx/xx/2020 with the loss amount xx. The claim was filed to the insurance company. However, the repairs are not started yet.

Foreclosure Comments:The foreclosure was initiated in the subject loan. As per UT "xx", lis pendens was filed on xx/xx/2017. However, due to borrower had filed bankruptcy, the foreclosure case is currently dismissed on xx/xx/2017 and BK is still active.
Bankruptcy Comments:As per the PACER records, the debtor "xx" had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the POC claim amount xx and the arrearage amount is xx. The schedule D in voluntary petition shows the secured claim in the amount of xx and the value of collateral which supports the claim is xx, the unsecured amount is xx. The plan was confirmed on xx/xx/2017. The bankruptcy case is currently active with the date of last filing xx/xx/2021.	Not Applicable	xx	2: Acceptable with Warnings	* Mortgage Riders incomplete / inaccurate (Lvl 2) "xx"
* Operative index value is unable to confirm (Lvl 2)     "xx"
* The property type does not match the Appraisal Report (Lvl 2)     "Home is affixed.
																																																																																								As per appraisal report located at "xx" and tape data, the subject property type is "xx". Final title policy shows ALTA-7 endorsement incorporated with it. Mortgage shows serial# "xx" in its legal description and also shows the home has been affixed to the land permanently."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
T2WA58UH37J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.000%	360	xx/xx/2005	Not Applicable	Conventional	ARM	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	5.000%	xx	xx/xx/2020	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2005 in the amount of xx with the lender xx which was recorded on xx/xx/2005.

The chain of assignment has been completed.

There is a junior mortgage active in the favor of xx in the amount of xx recorded on xx/xx/2007.

There are multiple state tax liens active in the favor of xx in the amount of xx recorded on different dates.

There are multiple civil judgments active in the favor of xx in the amount of xx recorded on different dates.

Combined 1st installment tax of 2021 has been paid in the amount of xx on xx/xx/2022.

Combined 2nd installment tax of 2021 has been due in the amount of xx on xx/xx/2022.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 11 months with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

As per the comment dated xx/xx/2020, the borrower's income is impacted due to covid-19. The subject property is owner occupied. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019 with the claim amount of xx and arrearage amount xx. The plan was confirmed on xx/xx/2019. The debtor shall pay to the trustee xx for 18 months,xx for 12 months, xx for 12 months and xx for 18 months. As per schedule D of Voluntary Petition, the amount of claim without deducting the value of the collateral is xx and value of the collateral as xx, however, the unsecured portion is xx. There is no comment indication a cram down.	According to the modification, the loan was modified on xx/xx/2020 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 5.00 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2020. The maturity date reflects per modification is xx/xx/2035.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PUF3AALBRIY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2006	Not Applicable	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	5.000%	xx	xx/xx/2016	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx. In the amount xx which was recorded xx/xx/2006.

The chain of assignment has been completed. Currently, the assignment is from xx, and its successors and assigns to xx

Active junior or senior judgments/liens/mortgages:

1. There are active junior credit card judgments available in the updated title report against xx in the total amount of xx in favor of "xx" and it was recorded on different dates.

Property Tax Status;
1)  There are two instalment Combined taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.
Available collection comments and payment history shows that the borrower is not making regular payment. As per the payment history as of xx/xx/2021, the borrower has been delinquent for the 19 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2020 in the amount xx.According to payment history next due date is xx/xx/2020.And borrowers current P&I in the amount xx.Principal balance reflecting in payment history is in the amount xx.	Collections Comments:As per the payment history as of xx/xx/2021, the borrower has been delinquent for the 19 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2020 in the amount xx.According to payment history next due date is xx/xx/2020.And borrowers current P&I in the amount xx.Principal balance reflecting in payment history is in the amount xx.
According to the PACER report, the debtor"xx" had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. The schedule D of voluntary petition shows claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx.

The modification agreement was made between the borrower xx and lender xx ,Inc on xx/xx/2016. The new modified principal balance is xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I in the amount of xx  with an interest rate of 5.000% beginning from xx/xx/2016 till the maturity date xx/xx/2056.
As per the collection comment the foreclosure was hold. Bankruptcy was file xx/xx/2019.No details has been collection comments.

Foreclosure Comments:As per the collection comment the foreclosure was hold. Bankruptcy was file xx/xx/2019.No details has been collection comments.
Bankruptcy Comments:According to the PACER report, the debtor"xx" had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. The schedule D of voluntary petition shows claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx.
																																																																																		The modification agreement was made between the borrower xx and lender xx ,Inc on xx/xx/2016. The new modified principal balance is xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 5.000% beginning from xx/xx/2016 till the maturity date xx/xx/2056.	Legal Description	xx	2: Acceptable with Warnings			* Legal Description missing (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7QQOGX5E8E8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,781.25	xx	5.625%	360	xx/xx/2006	Not Applicable	Conventional	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	50.495%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	2.000%	xx	xx/xx/2013	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2006 in the amount of xx with xx, and it was recorded on xx/xx/2006.

The chain of assignment has been completed. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx, Series 2016-CTT.

No active judgments or liens have been found.

First half combined taxes of 2021 have been paid off in the amount of xx on xx/xx/2021.
Second half combined taxes of 2021 are due in the amount of xx on xx/xx/2022

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 3 months and the next due date of payment is xx/xx/2021. The last payment (xx) was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 3.500%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx; deferred balance in the amount of xx and accrued interest in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/2021. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017

The foreclosure sale date was scheduled on xx/xx/2017. According to servicing comments the foreclosure was initiated against the subject property. The complaint was filed on xx/xx/2016. As per document located at "xx" the notice of trustee's sale was published and the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold due to bankruptcy that has been filed on xx/xx/2017. Further details are not available.

The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 3 months and the next due date of payment is xx/xx/2021. The last payment (xx) was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 3.500%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx; deferred balance in the amount of xx and accrued interest in the amount of xx.

As per the comment dated xx/xx/2020 the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/xx/2020.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:The foreclosure sale date was scheduled on xx/xx/2017. According to servicing comments the foreclosure was initiated against the subject property. The complaint was filed on xx/xx/2016. As per document located at "xx" the notice of trustee's sale was published and the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold due to bankruptcy that has been filed on xx/xx/2017. Further details are not available.
																																																																																	Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The date of last filing bankruptcy is xx/xx/2022. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The MFR was not filed. According to Schedule D of Voluntary petition dated xx/xx/2017, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of xx. Under chapter-13 plan debtor was committed to pay to the trustee the sum of xx per month for a period of 60 months.	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to a step modification and the rate was starting from 2% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2013 with a new maturity date of xx/xx/2053. The rate changes in 3 steps ending at 3.500%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2053. The UPB that has been amortized is xx as an interest bearing amount.			2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DGY8U7T1CU6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	23.280%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	4.000%	xx	xx/xx/2016	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2005 in the amount of xx with xx, and it was recorded on xx/xx/2005.

The chain of assignment is complete. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx, Series 2016-CTT.

There is a senior mortgage originated on xx/xx/2004 in the amount of xx with xx, and it was recorded on xx/xx/2004.

There is one civil judgment open against the borrower in the amount of xx with xx, which was recorded on xx/xx/2008.

There is one civil judgment open against the borrower in the amount of xx with xx. which was recorded on xx/xx/2011.

First half town taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.
Second half town taxes of 2022 are due in the amount of xx on xx/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/xx/2021. The last payment (xx) was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 4.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and deferred balance in the amount xx and accrued interest in the amount xx.	Collections Comments:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/2021. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The case was discharged on xx/xx/2021 and it has been terminated on xx/xx/2021.

The review of updated payment history as of xx/xx/2021, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/xx/2021. The last payment (xx) was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 4.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and deferred balance in the amount xx and accrued interest in the amount xx.

According to the review of latest collection comments the foreclosure was accelerated in the loan in 2016. The complaint was filed on xx/xx/2016 with the case#xx. The final judgment was filed on xx/xx/2017. However, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/2017. Further details regarding the foreclosure are not available.

As per the collection comment dated xx/xx/2020 the Moratorium FEMA Disaster was declared on xx/xx/2020 for Coronavirus Disease 2019. However, unable to determine whether the borrower's income has been affected by Covid-19 from available collection comments.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in 2016. The complaint was filed on xx/xx/2016 with the case#xx. The final judgment was filed on xx/xx/2017. However, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/2017. Further details regarding the foreclosure are not available.
																																																																																	Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The date of last filing bankruptcy is xx/xx/2021. The plan was confirmed on xx/xx/2017. According to Schedule D of Voluntary petition dated xx/xx/2017, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of xx. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The MFR was filed on xx/xx/2017. The case was discharged on xx/xx/2021 and it has been terminated on xx/xx/2021.	Loan modification agreement was made between borrower and lender on effective date of xx/xx/2016. The borrower had given promise to pay the UPB of xx with interest rate of 4.000% with xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2056. The UPB that has been amortized is xx as an interest bearing amount.			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
753D3YWUHKM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.000%	xx	xx/xx/2010	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx, with MERS as nominee for xx, with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx, Series 2016-CTT.

There is a state tax lien against the borrower in the favor of xx, which was recorded on xx/xx/2020 in the amount of xx.

Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower's income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:As per the comment history and updated title report, the foreclosure was initiated. The lis pendens was filed on xx/xx/2017. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2017 under chapter 13.
																																																																																	Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The POC was filed on xx/xx/2017, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2017. The debtor shall pay to the trustee the sum of xx per month for 60 months under chapter 13. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The loan modification agreement was made between borrower and servicer on xx/xx/2010 with the new modified unpaid principal balance xx. The interest bearing amount is xx with step rate starting interest rate of 2.00% and the modified P&I is xx beginning on xx/xx/2010. The step rate was in 5 steps ending at rate 5.125% and P&I will be xx applicable from xx/xx/2018 to maturity date xx/xx/2050. The deferred balance is xx. There is no principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XYJJ05K5ZHF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2006	Not Applicable	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	xx	xx	45.327%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	4.000%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for "xx".

The chain of assignment is completed as the subject mortgage is assigned to the lender "xx".

There are four civil judgments available against the borrower in the total amount of xx in favor of "xx" which recorded on different dates.

There are two civil judgments available against the borrower in the total amount of xx in favor of "xx" which recorded on different dates.

There are two civil judgments available against the borrower in the total amount of xx in favor of "xx" which recorded on different dates.

The 1st installment of town taxes has been paid in the amount of xx on xx/xx/2022 for the year 2022.

The 2nd installment of town taxes has been due in the amount of xx for the year 2022.

Annual utilities charges are currently delinquent in the amount of xx which were earlier due on xx/xx/2022 and are good through xx/xx/2022.	Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 7 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.	Collections Comments:The loan is currently in bankruptcy. As per review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 7 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.

As per comment dated xx/xx/2021 property had light damages and claim not filed. Property is owner occupied.

As per comment dated xx/xx/2020 loan was in foreclosure and complaint was filed on xx/xx/2017. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2017 with the case# xx and plan was confirmed on xx/xx/2018. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx. The case is still active.

Foreclosure Comments:As per comment dated xx/xx/2020 loan was in foreclosure and complaint was filed on xx/xx/2017. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2017 with the case# xx and plan was confirmed on xx/xx/2018. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx. The case is still active.
																																																																																	Date of last filing is xx/xx/2022.	The loan was modified on xx/xx/2016 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2016 to the maturity date of xx/xx/2056.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CIGJ9U7UVRT	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	FHA	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.534%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	2.000%	xx	xx/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx, with xx.

The chain of assignment is not completed. The last assignment is with xx, not in its Individual Capacity but Solely as Trustee for the xx. However, it should be with xx.

No active liens and judgments have been found against borrower and property.

No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 36 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 36 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018 .The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the subject property is owner occupied.
Collection comment does not state reason for default.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
Foreclosure Comments:The foreclosure was initiate din 2016.As per update title report dated xx/xx/2022, the lis pendens was filed on xx/xx/2016.The final judgment was entered on xx/xx/2019 in the amount of xx.However,the FC was put on hold due to bankruptcy.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019.The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down. The plan was confirmed on xx/xx/2020.	The loan modification agreement was made on xx/xx/2015.The combined principal balance as per mod is in the amount of xx, however the servicer forgives principal in the amount of xx 735.56. Hence, the new modified principal balance is xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2015. The maturity date as per loan modification agreement is xx/xx/2045.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BJ3WNIN3Z63	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx for xx,N.A.

The chain of assignment is completed as the subject mortgage is still with the lender, xx, not in its individual capacity, but solely as trustee for the xx, Series2016-CTT.

Active junior or senior judgments/liens/mortgages:
1. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx for xx,N.A and it was recorded on xx/xx/2008.

The annual County taxes for 2022 have been due in the amount of xx.	As per payment history dated xx/xx/2021, the loan is currently in delinquency for +20 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per payment history dated xx/xx/2021, the loan is currently in delinquency for +20 months and the next due for regular payment is xx/xx/2020. The last regular payment (xx) has been made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx. The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2020.POC was filed on xx/xx/2019 with the amount of claim of xx and amount of arrearage of xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2020.POC was filed on xx/xx/2019 with the amount of claim of xx and amount of arrearage of xx.	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28N17UV2MZ8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$836.33	xx	6.500%	360	xx/xx/2007	Not Applicable	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.357%	First	Short Form Policy	Not Applicable	xx	xx/xx/2016	xx	xx	4.000%	xx	xx/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx for "xx".

The chain of assignment is completed as the subject mortgage is assigned to the lender "xx".

There is credit card judgment against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2011.

There is credit card judgment against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2019.

Tax certificate is not attached with updated title report.	Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 25 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.	Collections Comments:Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 25 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.

The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2019 with the case# xx and plan was confirmed on xx/xx/2019. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx. The case is still active.

As per comment dated xx/xx/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. As per comment dated xx/xx/2021 sale scheduled on xx/xx/2022. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

Foreclosure Comments:As per comment dated xx/xx/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. As per comment dated xx/xx/2021 sale scheduled on xx/xx/2022. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2019 with the case# xx and plan was confirmed on xx/xx/2019. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx. The case is still active.	The loan was modified on xx/xx/2016 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2016 to the maturity date of xx/xx/2056.

																																																																																				xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
EZ40IN1NAD0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2008	Not Applicable	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2008 with the lender "xx" in the amount of xx which is recorded on xx/xx/2008.
The chain of assignment is complete as the current assignment is with "xx" Annual property taxes of year 2021 are paid in the amount xx. No delinquent tax found. As well as no active liens and judgment found against the subject property.	Review of payment history as of dated xx/xx/2021, the borrower is delinquent from 20 months with the loan. The next due date is xx/xx/2020 and the last payment was received on xx/xx/2021 in the amount xx with the interest rate of 6.500% and xx, which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is xx.	Collections Comments:Available servicing comments from xx/xx/2019 to xx/xx/2021, the loan is in bankruptcy.
Review of payment history as of dated xx/xx/2021, the borrower is delinquent from 20 months with the loan. The next due date is xx/xx/2020 and the last payment was received on xx/xx/2021 in the amount xx with the interest rate of 6.500% and xx, which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is xx.
Foreclosure was initiated. foreclosure sale was scheduled on xx/xx/2013 located at "xx". However, bankruptcy filed by borrower with case #xx on xx/xx/2013. Hence foreclosure was put on hold due to bankruptcy filed.
According to the PACER, the debtor has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. According to the scheduled D which was filed on xx/xx/2019, the value of subject property is xx and amount of claim is xx. Hence, the unsecured amount is xx.
The POC deadline was scheduled on xx/xx/2019.
The creditor has filed POC on xx/xx/2019 with the secured claim amount of xx and arrears of xx.
The plan was confirmed on xx/xx/2019. According to the chapter 13 plan, the debtor will pay xx per month for 53 months. The case is still active.
No pertaining damages found against the subject property.
Foreclosure Comments:Foreclosure was initiated. Foreclosure sale was scheduled on xx/xx/2013 located at "xx". However, bankruptcy filed by borrower with case #xx on xx/xx/2013. Hence foreclosure was put on hold due to bankruptcy filed.
Bankruptcy Comments:According to the PACER, the debtor has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. According to the scheduled D which was filed on xx/xx/2019, the value of subject property is xx and amount of claim is xx. Hence, the unsecured amount is xx.
The POC deadline was scheduled on xx/xx/2019.
The creditor has filed POC on xx/xx/2019 with the secured claim amount of xx and arrears of xx.
																																																																																	The plan was confirmed on xx/xx/2019. According to the chapter 13 plan, the debtor will pay xx per month for 53 months. The case is still active.	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0R3M2IN292P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2006	Not Applicable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.515%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.500%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is assigned to the lender "xx".

There is active civil judgment against the borrower in the amount of xx in favor of "xx" which was recorded on xx/xx/2007.

There is active state tax lien available against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2007.

There is active state tax lien available against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2015.

The 2nd installment of county taxes has been due in the amount of xx for the year 2022.

Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 8 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.	Collections Comments:The loan is in bankruptcy. As per review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 8 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.

As per comment dated xx/xx/2020 borrower's income affected due to covid and forbearance plan offered to the borrower.

As per comment dated xx/xx/2020 loan was in foreclosure and complaint was filed on xx/xx/2015. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

According to the PACER, the debtor "xx" had filed bankruptcy under chapter-13 with case# xx on xx/xx/2017 and plan was confirmed on xx/xx/2021. The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of xx. The bankruptcy is still active.

Foreclosure Comments:As per comment dated xx/xx/2020 loan was in foreclosure and complaint was filed on xx/xx/2015. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:According to the PACER, the debtor "xx" had filed bankruptcy under chapter-13 with case# xx on xx/xx/2017 and plan was confirmed on xx/xx/2021. The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of xx. The bankruptcy is still active.Date of last filing is xx/xx/2022	The loan was modified on xx/xx/2018 with new principal balance of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 6.500% beginning from xx/xx/2018 to the maturity date of xx/xx/2058.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PDPMR0YMEW9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	xx	xx	36.298%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	4.000%	xx	xx/xx/2017	Financial Hardship	Review of updated title report dated xx/xx/2022 shows the subject mortgage was originated on xx/xx/2011 which is held by "xx"xx".
No active judgments or liens found.
The annual combined taxes for the year of 2022 have been due in the amount of xx.
The annual school taxes for the year of 2021/2022 have been paid in the amount of xx.
No prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2021,the borrower is currently delinquent for 31 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx.The current P&I is xx & PITI is xx.The stated current rate is 4.000% with xx. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The loan is in bankruptcy.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 31 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx. The stated current rate is 4.000% with xx. The unpaid principal balance is reflected in the amount of xx.
As per the collection comment dated xx/xx/2020, borrower's work was impacted by covid-19. Comment dated xx/xx/2020 states SFB plan was accepted by borrower. No other information has been found.
As per document located at "xx". As per comment dated xx/xx/2021 shows that foreclosure has been placed on hold due to bankruptcy filing. No other information has been found.
The borrower xx had filed the bankruptcy under chapter 13 with case number xx on xx/xx/2019 and plan confirmed on xx/xx/2019. As per the POC filed on xx/xx/2019 amount of claim is xx and amount of arrearage is xx. As per the Schedule D of voluntary petition the amount of claim is xx and the value of property is xx. The unsecured portion is xx.
As per the modification agreement which was made on xx/xx/2017. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the rate of interest of 4.000% beginning on xx/xx/2017 till maturity date of xx/xx/2057.

Foreclosure Comments:As per document located at "xx". As per comment dated xx/xx/2021 shows that foreclosure has been placed on hold due to bankruptcy filing. No other information has been found.
																																																																																	Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with case number xx on xx/xx/2019 and plan confirmed on xx/xx/2019. As per the POC filed on xx/xx/2019 amount of claim is xx and amount of arrearage is xx. As per the Schedule D of voluntary petition the amount of claim is xx and the value of property is xx. The unsecured portion is xx.	As per the modification agreement which was made on xx/xx/2017. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the rate of interest of 4.000% beginning on xx/xx/2017 till maturity date of xx/xx/2057.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HW34IF5OI5T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2007	Not Applicable	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	4.000%	xx	xx/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx for "xx".

The chain of assignment is completed as the subject mortgage is assigned to the lender "xx".

There are two state tax liens available against the borrower in the total amount of xx in favor of "xx" and which were recorded on different dates.

There are two credit card judgments available against the borrower in the total amount xx in favor of xx which were recorded on different dates.

There is Hospital, Medical or Attorney Lien available in the updated title report against the borrower in the amount of xx in favor of "xx" which was recorded on xx/xx/2017.

The combined annual county taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.	Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 30 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.	Collections Comments:The loan in bankruptcy. As per review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 30 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.

As per comment dated xx/xx/2020 loan was in foreclosure and lis pendens filed on xx/xx/2016. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

According to the PACER, the debtor xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx. The case is still active.
Foreclosure Comments:As per comment dated xx/xx/2020 loan was in foreclosure and lis pendens filed on xx/xx/2016. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:According to the PACER, the debtor xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx. The case is still active.	The loan was modified on xx/xx/2014 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2014 to the maturity date of xx/xx/2054.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DHSBEUUOHOD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2007	Not Applicable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	xx	Not Applicable	34.112%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	Financial Hardship	xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx, not in its individual capacity, but solely as trustee for the xx, XXXXrecorded on xx/xx/2018.
No active liens and judgments have been found against the borrower and subject property.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2021, the borrower is currently delinquent for 29 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 2.000%. The loan has been modified twice since origination. The modification agreement which was made on xx/xx/2016 between the borrower "xx" and "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 3 steps of modification. The borrower has promised to pay the amount of xx with the interest rate of 2.000% beginning on xx/xx/2016 till maturity date of xx/xx/2056. As per the foreclosure document located on "xx", the foreclosure was initiated in 2017 with the case# xx. The complaint was filed on xx/xx/2017. The sale was scheduled on xx/xx/2018. Multiple times the foreclosure was placed on hold and the hold is ended. As per the comment dated xx/xx/2020, the foreclosure was placed on hold due to covid-19 pandemic and the hold is ended on xx/xx/2020. However, the foreclosure was placed on hold due to bankruptcy. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2018. The amended chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The 8th amended motion modify plan was confirmed on xx/xx/2021. The debtor has promised to pay the trustee in the amount of xx for 2 months, xx for 23 months, xx for 10 months and xx for 49 months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of mortgage payment change was filed on xx/xx/2021. The date of last filing is xx/xx/2021. As per the comment dated xx/xx/2020, the borrower was impacted by covid-19 pandemic. As per the comment dated xx/xx/2021, the subject property is vacant. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:As per the foreclosure document located on "xx", the foreclosure was initiated in 2017 with the case# xx. The complaint was filed on xx/xx/2017. The sale was scheduled on xx/xx/2018. Multiple times the foreclosure was placed on hold and the hold is ended. As per the comment dated xx/xx/2020, the foreclosure was placed on hold due to covid-19 pandemic and the hold is ended on xx/xx/2020. However, the foreclosure was placed on hold due to bankruptcy.
																																																																																	Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2018. The amended chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The 8th amended motion modify plan was confirmed on xx/xx/2021. The debtor has promised to pay the trustee in the amount of xx for 2 months, xx for 23 months, xx for 10 months and xx for 49 months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of mortgage payment change was filed on xx/xx/2021. The date of last filing is xx/xx/2021.	The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and "xx". As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 3 steps of modification. The borrower has promised to pay the amount of xx with the interest rate of 2.000% beginning on xx/xx/2016 till maturity date of xx/xx/2056.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
JCDC9BVOAWF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Yes	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	Not Applicable	Not Applicable	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of "xx"
 The chain of assignment is complete as the current assignee is "xx".  No active judgments or liens were found.
The combined annual taxes for the year 2021 were paid on xx/xx/2021, in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of dated xx/xx/2021 the borrower is delinquent for 12 months and the next due date for the regular payment was xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx, which was applied to the due date of xx/xx/220. The monthly P & I is in the amount of xx with an interest rate 6.875%. The current UPB is in the amount of xx.	Collections Comments:The current loan status is bankruptcy.
According to the payment history as of dated xx/xx/2021 the borrower is delinquent for 12 months and the next due date for the regular payment was xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx, which was applied to the due date of xx/xx/220. The monthly P & I is in the amount of xx with an interest rate 6.875%. The current UPB is in the amount of xx.
The debtor xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and plan was confirmed on xx/xx/2019. The POC was filed by xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
The foreclosure was initiated on 2017. According to the Lis pendens located at "xx", the foreclosure complaint was filed on xx/xx/2017. However, the foreclosure has been put on hold due to bankruptcy.
Servicing comments do not reflect any damage pertaining to the subject property. According to a service comment dated xx/xx/2021, the current occupancy status is owner-occupied.

Foreclosure Comments:The foreclosure was initiated on 2017. According to the Lis pendens located at "xx", the foreclosure complaint was filed on xx/xx/2017. However, the foreclosure has been put on hold due to bankruptcy.
																																																																																	Bankruptcy Comments:The debtor xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and plan was confirmed on xx/xx/2019. The POC was filed by xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	Not Applicable		xx	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "xx"												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4XU84VY1H6B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2003	Not Applicable	Conventional	Fixed	Refinance	79.355%	79.355%	Unavailable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	xx	xx	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	2.000%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2003 with xx. and was recorded on xx/xx/2003.
The chain of assignment has been completed as xx with xx.
* One junior mortgage found opened in the amount of xx recorded  on xx/xx/2013 which is in the favor of xx.
Active Judgments and Liens;
1) One civil judgment found pending against the borrower recorded on xx/xx/2016 which is in the favor of xx.
Property Tax Status;
1) 1st installment county taxes for 2020 have been paid in the amount of xx on xx/xx/2021.
2) 2nd installment county taxes for 2020 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.	Review of the payment history as of dated xx/xx/2021 shows that loan payments are currently 32 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with xx in the amount of xx.	Collections Comments:The current status of loan is bankruptcy.
Payment history shows that loan payments are currently 32 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with xx in the amount of xx.
The step modification agreement was made between the borrower and lender on the effective date of xx/xx/2010.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2010 with the step rate of 2.000% and P&I of xx till the maturity date of xx/xx/2050. The rate are in 3 steps ending with 4.000%.
Available notice of lis pendens (xx) with case#xx shows that the foreclosure complaint was filed on xx/xx/2016. But, the foreclosure process was put on hold due to bankruptcy filed by xx.

Collection comment dated xx/xx/2021 shows that the borrower was impacted due to covid-19..
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property.

Foreclosure Comments:Available notice of lis pendens (xx) with case#xx shows that the foreclosure complaint was filed on xx/xx/2016. But, the foreclosure process was put on hold due to bankruptcy filed by xx on xx/xx/2018.
Bankruptcy Comments:According to the PACER the debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The case was later dismissed on xx/xx/2022.
The POC was filed on xx/xx/2019.in the claim amount of xx with arrearage in the amount of xx. Bankruptcy was dismissed on xx/xx/2022.	The step modification agreement was made between the borrower and lender on the effective date of xx/xx/2010.
																																																																																		The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/2010 with the step rate of 2.000% and P&I of xx till the maturity date of xx/xx/2050. The rate are in 3 steps ending with 4.000%.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
GWG1ZZZHLFZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,191.67	xx	6.875%	360	xx/xx/2006	Not Applicable	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	xx	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	2.000%	xx	xx/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 which recorded on xx/xx/2006 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx, Not in Its Individual Capacity but Solely as Trustee for The xx, XXXXrecorded on xx/xx/2019.
Active liens and judgments against the borrower/property:
The delinquent property sewer taxes for the year 2017 were sold on xx/xx/2017 to xx. The tax sale certificate has been issued #xx. However, the updated title report shows the certificate of sale has been redeemed on xx/xx/2018.
Civil judgment against the borrower recorded on xx/xx/2013 in the amount of xx in favor of xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent for 18 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is currently is in bankruptcy. According to the payment history as of xx/xx/2021, the borrower is delinquent for 18 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and the deferred balance is xx.
The reason for default is unavailable.
As per the comment dated xx/xx/2031, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated. The complaint was filed on xx/xx/2018 with the case # xx. However, the foreclosure is on hold due to the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2021 and the debtor shall pay P&I to the trustee in the amount of xx for 54 months. The schedule D of Voluntary Petition shows claim in the amount of xx and the value of collateral is xx. The unsecured amount is xx. The MFR was filed on xx/xx/2022. Currently the loan is in active Bankruptcy.	The loan modification agreement was made on xx/xx/2013 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 4 steps beginning with 2.00% and ending at 4.375%. The modification first payment was due on xx/xx/2014. The maturity date is xx/xx/2053. The interest bearing amount is xx and the deferred balance is in the amount of xx.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ACUNG7JVELP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2006	Not Applicable	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	xx	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	3.625%	xx	xx/xx/2017	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx. in the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has been completed. Currently, the mortgage is with xx, Not in its Individual Capacity but Solely as Trustee for the xx, Series 2016-CTT.
There are two junior judgments against the borrower. The first in the favor of xx in the amount of xx which was recorded on xx/xx/2018. The second in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
2nd installment town taxes are due in the amount of xx which was due on xx/xx/2022.
As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 28 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2019. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 28 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2019. The current P&I is xx and PITI is xx. The UPB is xx.
The reason for default is unable to be determined.
The loan was modified on xx/xx/2016.
As per the lis-pendens attached with the updated title report PG#xx, the complaint was filed on xx/xx/2018 under the case#xx. As per the document located at "xx", the judgment was entered on xx/xx/2019. However, the borrower "xx" had filed the bankruptcy under chapter-13 with case#xx on xx/xx/2019 and foreclosure put on hold.
As per comment dated xx/xx/2021, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:As per the lis-pendens attached with the updated title report PG#xx, the complaint was filed on xx/xx/2018 under the case#xx. As per the document located at "xx", the judgment was entered on xx/xx/2019. However, the borrower "xx" had filed the bankruptcy under chapter-13 with case#xx on xx/xx/2019 and foreclosure put on hold.

Bankruptcy Comments:
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter-13 with case#xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. As per the schedule-D of voluntary petition dated xx/xx/2019, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter 13 trustee's annual report dated xx/xx/2022, the debtor has paid the arrears in the amount of xx. As per chapter-13 plan dated xx/xx/2019, the debtor shall pay 566.00 monthly to the trustee, starting on xx/xx/2019 for approximately 3 months, then xx per month starting on xx/xx/2019 for approximately 57 months.
																																																																																		This modification agreement was signed between the borrower "xx" and lender "xx" on xx/xx/2016. The new modified UPB is xx. There is a deferred principal balance in the amount of xx. Hence, the interest bearing amount is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.625% beginning from xx/xx/2017 till the maturity date of xx/xx/2056.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
SHKCBFSJITR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	94.479%	94.479%	Unavailable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	8.400%	xx	xx/xx/2016	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with xx. which was recorded on xx/xx/2006. The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
Subject Mortgage is on first lien position. There is one junior mortgage found on the subject property in the amount of xx in favor of xx. which was recorded on xx/xx/2007.
There are 3 credit Card judgments found on the subject borrower in the total amount of xx these were recorded on xx/xx/2019, xx/xx/2019 & xx/xx/2017.
There are 2 civil judgments found on the subject borrower in the total amount of xx these were recorded on xx/xx/2019 & xx/xx/2010.
There are 5 state tax liens found on the subject borrower in the total amount of xx these were recorded on different dates.
2022 2nd town taxes have been due in the amount of xx on xx/xx/2022.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 4 months and next payment due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in bankruptcy.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 4 months and next payment due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.
The loan modification agreement was made on xx/xx/2014 with a new principal balance of xx with fixed rate of 8.400%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2016 till the maturity date of xx/xx/2042.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2042.
As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. POC was filed on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Currently the bankruptcy is in active status.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. POC was filed on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Currently the bankruptcy is in active status. Date of last filing is xx/xx/2022	The loan modification agreement was made on xx/xx/2014 with a new principal balance of xx with fixed rate of 8.400%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2016 till the maturity date of xx/xx/2042.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2042.			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70DVOQ7NUA3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	xx	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.125%	xx	xx/xx/2017	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one IRS lien against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2009.
There is one judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
Annual utility taxes of the year 2021 are delinquent in the amount of xx and good through till xx/xx/2022.

As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 10 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2021, the borrower is currently delinquent for 10 months and next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I xx and PITI is xx. The UPB is xx.
As per bankruptcy (xx), the borrower's income is impacted by pandemic. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2020.
The loan was modified on xx/xx/2017.
According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The date of last filing is xx/xx/2021. As per the schedule-D of voluntary petition dated xx/xx/2019, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter-13 plan dated xx/xx/2019, the debtor shall pay the trustee xx per month for 60 months. The plan was provided for arrears.
No damages were reported.
As per comment dated xx/xx/2021, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The date of last filing is xx/xx/2021. As per the schedule-D of voluntary petition dated xx/xx/2019, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter-13 plan dated xx/xx/2019, the debtor shall pay the trustee xx per month for 60 months. The plan was provided for arrears.

The modification was made between the borrower "xx" and lender xx, FSB. The new principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 4.125% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. There is no deferred balance and forgiven amount.

																																																																																				xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "xx"xx" the subject property type is Leasehold. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1LCA7PDNLIM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.500%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx for "xx".

The chain of assignment is completed as the subject mortgage is assigned to the lender "xx".

There is Water/Sewer/Utilities lien against the subject property in the amount of xx which was recorded on xx/xx/2021 in the favor of "xx".

There are two credit card judgments against the borrower in the total amount of xx in favor of "xx" which were recorded on different dates.

There is active credit card judgment against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2018.

Annual county taxes for the year 2021 have been paid in the total amount of xx on different dates.	Review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 28 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.	Collections Comments:The loan is in bankruptcy. As per review of updated payment history as of xx/xx/2021, the loan is currently delinquent for 28 months. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount xx.

As per comment dated xx/xx/2020 loan was in foreclosure and lis pendens filed on xx/xx/2018. Later, it was put on hold due to bankruptcy. As per comment dated xx/xx/2020 foreclosure put on hold due to covid. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

According to the PACER, the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and plan was confirmed on xx/xx/2020. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The POC was filed on xx/xx/2020, with the claim amount of xx and the arrearage amount is xx. The case is still active.
Foreclosure Comments:As per comment dated xx/xx/2020 loan was in foreclosure and lis pendens filed on xx/xx/2018. Later, it was put on hold due to bankruptcy. As per comment dated xx/xx/2020 foreclosure put on hold due to covid. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
																																																																																	Bankruptcy Comments:According to the PACER, the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and plan was confirmed on xx/xx/2020. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The POC was filed on xx/xx/2020, with the claim amount of xx and the arrearage amount is xx. The case is still active.	The loan was modified on xx/xx/2017 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of xx with the new fixed interest rate of 3.500% beginning from xx/xx/2017 to the maturity date of xx/xx/2057.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
U2S4FKTWWB8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	Second	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2013	Not Applicable	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.500%	xx	xx/xx/2017	Financial Hardship	As per the updated title report as of xx/xx/2022, the subject mortgage was originated on xx/xx/2013 and it was recorded on xx/xx/2013 in the amount of xx with the xx.
The chain of assignment has been completed. Last assignment is with "xx".
There is one code enforcement lien against subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2020.p``
Annual county taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2021, the borrower is delinquent from 17 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 3.500%. The new UPB is reflected in the amount of xx.

Collections Comments:The loan is in the bankruptcy.
According to the payment history as of xx/xx/2021, the borrower is delinquent from 17 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 3.500%. The new UPB is reflected in the amount of xx.
Foreclosure was initiated in 2019 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to bankruptcy.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. The POC (xx) was filed by the creditor "xx" on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2021. The debtor has promised to pay for trustee in the amount of xx for 16 months and the amount of xx for 12 months, xx for 30 months.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Foreclosure was initiated in 2019 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to bankruptcy.

Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. The POC (xx) was filed by the creditor "xx" on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2021. The debtor has promised to pay for trustee in the amount of xx for 16 months and the amount of xx for 12 months, xx for 30 months.

																																																																																		According to the modification, the loan was modified on xx/xx/2017 between the borrower and the lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.500 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. The interest-bearing amount is xx. There are no deferred balance and principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZG8W4RS7MGP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	Other	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	180	Not Applicable	Not Applicable	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1999 in the amount of xx. With the lender xx. Which was recorded on xx/xx/1999.
There are three active Water/Sewer/Utilities liens available in the updated title report against subject property in the total amount of xx in favor of "xx" these were recorded on xx/xx/2021, xx/xx/2012 & xx/xx/2020.
There is an active Real estate tax lien against subject property in the amount of xx in the favor of xx recorded on xx/xx/2018.
There is an active mortgage available in the updated title report against subject property in the amount of xx in favor of "xx" and this was recorded on xx/xx/2001.
There is an active Judgment lien in the updated title report against subject property in the amount of xx in favor of "xx" and this was recorded on xx/xx/2017."xx"xx xx "xx"
The Town 1st instalment taxes for the year 2022 are paid in the amount of xx which was recorded on xx/xx/2022 and 2nd instalment taxes are due in the amount of xx which was recorded on xx/xx/2022. Title review shows outstanding Delinquent taxes in the total amount of xx.	The payment history dated xx/xx/2021 shows that the borrower is delinquent for 31 months and next payment due date is xx/xx/2019. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in bankruptcy.
The payment history dated xx/xx/2021 shows that the borrower is delinquent for 31 months and next payment due date is xx/xx/2019. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx.
The loan modification agreement was made on xx/xx/2017 with a new principal balance of xx with fixed rate of 4.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2017 till the maturity date of xx/xx/2047.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2047.
As per collection comments, the foreclosure was initiated. Complaint was filed on xx/xx/2020. Foreclosure sale was scheduled for xx/xx/2021. Foreclosure process puts on hold due to bankruptcy filed dated on xx/xx/2021. No details have been found regarding foreclosure process.
According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2021, the current bankruptcy status is petition filed .The POC was filed by xx, starting on xx/xx/2021 for approximately 60 months. The Schedule-D in the Voluntary petition shows the amount of claim do not deducting the value of collateral 56,000.00 and the value of collateral that support this claim is xx as an unsecured portion out of the claim amount of xx. Currently the loan is in active status.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
Foreclosure Comments:As per collection comments, the foreclosure was initiated. Complaint was filed on xx/xx/2020. Foreclosure sale was scheduled for xx/xx/2021. Foreclosure process puts on hold due to bankruptcy filed dated on xx/xx/2021. No details have been found regarding foreclosure process.
																																																																																	Bankruptcy Comments: According to the PACER report, the borrower "xx" had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2021, the current bankruptcy status is petition filed .The POC was filed by xx, starting on xx/xx/2021 for approximately 60 months. The Schedule-D in the Voluntary petition shows the amount of claim do not deducting the value of collateral xx and the value of collateral that support this claim is xx as an unsecured portion out of the claim amount of xx No comment has been found.	The loan modification agreement was made on xx/xx/2017 with a new principal balance of xx with fixed rate of 4.00%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2017 till the maturity date of xx/xx/2047.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2047.			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
KC6JAR71OYO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2007	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per review of updated title report dated xx/xx/2022, subject mortgage was originated on xx/xx/2007 with the lender "xx" in the amount of xx which is recorded on xx/xx/2008.
The chain of assignment is complete as the current assignment is with "xx" Annual property taxes of year 2020-21 are paid in the amount xx. No delinquent tax found. No active liens and judgment found against the subject property.	Review of payment history as of dated xx/xx/2021, the borrower is delinquent from 35 months with the loan. The next due date is xx/xx/2019 and the last payment was received on xx/xx/2021 in the amount xx with the interest rate of 4.000% and xx, which was applied for the due date of xx/xx/2018. The UPB reflected in the payment history is xx.	Collections Comments:Available servicing comments from xx/xx/2019 to xx/xx/2021, the loan is in foreclosure.
Review of payment history as of dated xx/xx/2021, the borrower is delinquent from 35 months with the loan. The next due date is xx/xx/2019 and the last payment was received on xx/xx/2021 in the amount xx with the interest rate of 4.000% and xx, which was applied for the due date of xx/xx/2018. The UPB reflected in the payment history is xx.
As per comment dated xx/xx/2020, foreclosure was initiated and referred to attorney on xx/xx/2020.
Judgment was entered on xx/xx/2021 as per comment dated xx/xx/2021. After that as per comment dated xx/xx/2021, loss mitigation discussed with borrower and new modification has approved on xx/xx/2022 as per comment dated xx/xx/2021. However, foreclosure was put on hold due to modification.
According to the PACER, the debtor has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. According to the scheduled D which was filed on xx/xx/2015, the value of subject property is xx and amount of claim is xx. Hence, the unsecured amount is xx.
The POC deadline was scheduled on xx/xx/2016.
The creditor has filed POC on xx/xx/2015 with the secured claim amount of xx and arrears of xx.
The plan was confirmed on xx/xx/2015. According to the chapter 13 plan, the debtor will pay xx per month for 60 months. The case was discharged on xx/xx/2021 and terminated on xx/xx/2021.
As per comment dated xx/xx/2021, FEMA disaster occurred due to hurricane Ida that started on xx/xx/2021 and expired on xx/xx/2021 but no evidence of damage amount has been given.
Foreclosure Comments:As per comment dated xx/xx/2020, foreclosure was initiated and referred to attorney on xx/xx/2020.
Judgment was entered on xx/xx/2021 as per comment dated xx/xx/2021. After that as per comment dated xx/xx/2021, loss mitigation discussed with borrower and new modification has approved on xx/xx/2022 as per comment dated xx/xx/2021. However, foreclosure was put on hold due to modification.
Bankruptcy Comments:According to the PACER, the debtor has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. According to the scheduled D which was filed on xx/xx/2015, the value of subject property is xx and amount of claim is xx. Hence, the unsecured amount is xx.
The POC deadline was scheduled on xx/xx/2016.
The creditor has filed POC on xx/xx/2015 with the secured claim amount of xx and arrears of xx.
																																																																																	The plan was confirmed on xx/xx/2015. According to the chapter 13 plan, the debtor will pay xx per month for 60 months. The case was discharged on xx/xx/2021 and terminated on xx/xx/2021.	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 7.750% and a maturity date of the loan is xx/xx/2038. The P&I as per updated payment history is xx and rate of interest is 4.000%. However, tape shows loan was modified on xx/xx/2018. As per servicing comment dated xx/xx/2021 the loss mitigation discussed with borrower and new modification has approved on xx/xx/2022 as per comment dated xx/xx/2021. But an executed copy of such loan modification agreement is missing from the loan file.	Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AZLSE4DDIZ6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	4.500%	xx	xx/xx/2016	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007, in the amount of xx, with MERS as nominee for xx. with Instrument#xx

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx, Series 2016-CTT.

There is a civil judgment against the borrower in the favor of xx, which was recorded on xx/xx/2017 in the amount of xx.

Annual combined taxes of 2022 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 20 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/xx/2021, the borrower is currently delinquent for 20 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower's income is impacted due to covid-19.
As per the comment history, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2018 under chapter 13.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:As per the comment history, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2018 under chapter 13.
																																																																																	Bankruptcy Comments:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2018. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2021. The debtor shall pay to the trustee the sum of xx for 60 months under Chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	According to the modification, the loan was modified on xx/xx/2015 between the borrower and the lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.500 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2055. The interest-bearing amount is xx. The deferred balance is xx. There is no principal forgiven amount.	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F85608CJ6LN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	44.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2020-21 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "1) Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Credit Report fee at xx. However, PCCD dated xx/xx/2021 reflects Credit Report fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
2) TRID Violation due to decrease in Lender Credit on Revised Closing Disclosure dated xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) xx and no credit of his own. Without any credit unable to calculate ATR.

The subject loan originated on xx/xx/2021, and a 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     ""This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the re-disclosure after consummation. The reason is required in order to audit post-consummation re-disclosure timing tests.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
V4ANA999BL8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	92.981%	92.981%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per Initial 1003, the borrower is Self-employed for more than 6 years in xx Car-Mic Truck Cap.
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.
Update
"xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* Compliance Testing (Lvl 3)     "Loan failed QM lending policies points and fees test to fees charged xx. Exceeds fees threshold of xx over by +xx.
The below fees were included in the test
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx. Exceeds fees threshold of xx over by +xx.
The below fees were included in the test
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32%. Tape shows file missing all 2020 SE income P&L, business and personal tax returns. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in April 2024."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HD2JVLMUPC8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	106.942%	106.942%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.647%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as xx for 11 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails loan origination fee test due to fees charged xx fees threshold xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Rate Lock Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Title Courier Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* MI, FHA or MIC missing and required (Lvl 2) "xx" * Property is Manufactured Housing (Lvl 2) "xx"xx"xx"xx"xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZO7AYGDNAZX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	59.630%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is prior credit card judgment recorded on xx/xx/2016 for the amount of xx in the favor of xx.
County taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.250%.The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.250%.The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for more than 10 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5HKGIFZYTG5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360		xx/xx/2022	xx/xx/2022		Conventional	Fixed		Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No			26.120%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 in favor of xx for xx, LP. in the amount of xx and recorded on xx/xx/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx, LP.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and rate of interest is 9.250% and PITI is xx. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is currently performing and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. The subject property is owner occupied.
The borrower xx has been working at xx as a xx for 20 years.

The covid attestation is located at"xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.633% exceeds APR threshold of 5.010% over by +4.623%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 9.633% exceeds APR threshold of 5.760% over by +3.873%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RCXSFS5YFFR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.825%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	4 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgments against the borrower.
Town taxes for the year 2022 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history tape data as of dated xx/xx/2022, the borrower is regular with the payment and the next due date per tape is xx/xx/2022. The monthly P&I is in the amount of xx and PITI is xx with an interest rate of 5.825%. The current UPB is reflected in PH tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of dated xx/xx/2022, the borrower is regular with the payment and the next due date per tape is xx/xx/2022. The monthly P&I is in the amount of xx and PITI is xx with an interest rate of 5.825%. The current UPB is reflected in PH tape for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is retired.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Final 1003 does not has LO sign (Lvl 1) "xx"	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:0
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UVOVLNWHMNN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Other	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,351.82	xx	5.275%	480	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	74.390%	74.390%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	5 + Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx.
There is prior mortgage originated on xx/xx/2014 with lender xx on xx/xx/2014 for the amount of xx.
There is real estate lien recorded on xx/xx/2022 for the amount of xx in the favor of xx.
Town taxes for the year 2022 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history tape data as of dated xx/xx/2022, the borrower is regular with the payment and the next due date per tape is xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.275% and PITI is xx. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of dated xx/xx/2022, the borrower is regular with the payment and the next due date per tape is xx/xx/2022. The monthly P&I is in the amount of xx with an interest rate of 5.275% and PITI is xx. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine the occupancy. No evidence has been found regarding the income impacted due to covid-19. The borrower is working as xx for 7 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Business Purpose & Occ. Affidavit HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure	xx	3: Curable	* Automated Appraisal Review Incomplete or Data not complete (Lvl 3) "Missing photograph of kitchen of Apt 3W and bathroom of Apt 2W of the subject property in the appraisal.

In addition, full photographs of bathrooms of Apt 1E, Apt 3W and Apt 3E are missing. The photographs of bathrooms are available but full bathroom does not appear in the photographs.

The clear photograph of bedroom of Apt 3E is missing. There is a blurry photograph of Apt 3E's bedroom available."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* Missing Business Purpose & Occupancy Affidavit (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Required Documentation Missing or Incomplete (Lvl 3) "Missing Forbearance Attestation. As per guideline, Forbearance Attestation is required for all loan programs."	* Credit history does not meet guidelines (Lvl 2) "Allow no housing history due to borrower living rent-free with his parents vs program restriction that borrowers without mortgage or rental housing history, including borrowers living rent-free, are not eligible but will be considered on an exception basis.

The exception approval letter is available in the loan file with compensating factors."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:0
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S82Y9PQ10FX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	56.480%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx, LTD.

There is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2021. The prior mortgage was recorded on xx/xx/2020 in the amount of xx with xx.

1st combined taxes of 2021-2022 have been paid in the amount of xx on xx/xx/2021.

2nd combined taxes of 2021-2022 have been due in the amount of xx and the due date is xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as xx for 2.8 years. The co-borrower xx Arronis is working at xx as xx for 2.2 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Final Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is FHA uninsured. Tape shows the following issue as the loan was repurchased due to flip of AUS recommendation from accept to refer at the time of insuring data input due to which loan does not meet requirements for manual underwriting."
* Missing Final Closing Disclosure (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 4.707% exceeds APR threshold of 4.320% over by +0.387%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed higher-priced mortgage loan test due to APR calculated 4.707% exceeds APR threshold of 4.320% over by +0.387%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ERTGDIE3Q4T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	47.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd city taxes of 2022 have been paid in the amount of xxon xx/xx/2021.

2nd city taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The reason for default is unable to be determined.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.

Unable to confirm the current employment from available documents and collection comments are missing.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows rental income miscalculation and further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3PIBKEG1TCK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	67.938%	67.938%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There is UCC lien and State tax lien against the borrower.
The UCC lien was recorded on xx/xx/2021 in the favor of xx. However, the amount of lien is not available in the supportive document.
The prior state tax lien was recorded on xx/xx/2016 for the amount of xx in the favor of xx.
Annual town taxes for the year 2021-2022 will be due on xx/xx/2022 for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date is xx/xx/2022. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing.  The occupancy is unable to be determined. The borrower is CEO in xx for more than 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Commitment Fee paid by Borrower: xx
 Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:

Title Closing Protection Letter (xx) paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:

Application Fee paid by Borrower: xx
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CDFFTAH8CFD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	102.116%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.478%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2020 with the lender xx which was recorded on xx/xx/2020 Instrument# | Book/Page#xx xx.
No chain of assignment has been found. Currently, the mortgage assignment is with xx.
There is junior mortgage active in the favor of The xx in the amount of xx which was recorded on xx/xx/2020.
Annual combined taxes of 2021 have been delinquent on xx/xx/2022 in the amount of xx.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 2.875%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comment has been found regarding reason for default.
The borrower xx has been working at xx for 4 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Mortgage Insurance	xx	3: Curable	* Missing Initial 1003_Application (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Cash out purchase (Lvl 2)     "xx"
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
KAG6QK54HJT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	48.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2021 with the lender xx. which was recorded on xx/xx/2021.
The chain of assignment has been completed as the subject mortgage is with the original lender xx.
 No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 2 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx" easement down into the west direction of the home."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2QY0UKKB549	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	89.467%	89.467%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.121%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.625%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2017 with the lender xx which was recorded on xx/xx/2017 Instrument# | Book/Page#xx xx VI-xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2021 have been delinquent on xx/xx/2022 in the amount of xx which were good through on xx/xx/2022.
According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 4.625%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, reason for default is curtailment of income.
The borrower xx has been working at xx for 12 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2020. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.625% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2060. This loan was modified once.	Credit Report Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx" * Loan program disclosure missing or unexecuted (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
571415QAI3C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	56.695%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with MERS as nominee for xx, Ltd. L.P. with Instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx, Ltd. L.P.
No active judgments or liens have been found against the borrower.

2nd installment county taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and deferred balance is xx.
As per the comment dated xx/xx/2022, the reason for default is marital problems.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"	* Cash out purchase (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
N0Q88WWZ0K5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	41.611%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with MERS as nominee for xx, Ltd. with Instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx, Ltd. L.P.
There is a junior mortgage against the subject property in the favor of "xx" which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx.
There is an UCC financing statement in the favor of xx which was recorded on xx/xx/2021.
Annual county taxes of 2021 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx as Corr Officer IV for 11 months.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan not acceptable to XXXX because of the DPA associated with the bond program the borrower's source of fund is unacceptable to FHA. The loan is uninsured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Cash out purchase (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
A6JEGUHEJLX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.767%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 for the amount xx held by xx.

The chain of assignment is complete. The current assignment is with original lender "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 2.625 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 2.625 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at "xx" as a "xx" for 4 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Bona fide points fee disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
AWQF2OPTLSH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.054%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx, with xx. recorded with the Instrument# xx

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2022, the servicer provided FB plan to the borrower which was started from xx/xx/2021 till xx/xx/2022.
 The subject property is owner occupied.
No evidence of damage or repairs has been found.
No evidence has been found regarding bankruptcy and foreclosure.
As per the 1003, the borrower is working at "xx", as a "xx" for 2.4 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2PP19U8NY0I	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	70.526%	70.526%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	46.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx. a Texas Limited Partnership.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx.

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CV7UW5O5RLE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	42.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 in favor of xx for xx, Ltd. Limited Partnership. in the amount of xx and recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
1st and 2nd installment county taxes for 2021 have been due in the amount of xx. No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and rate of interest is 3.500% and PITI is xx. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is currently performing and the next payment is due xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found.
 The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower's income was impacted by covid. The borrower xx has been working at xx as a xx. for 2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9E1KDDX21RX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Vacant Land	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 for the amount xx held by xx.

The chain of assignment is complete. The current assignment is with original lender "xx".

No active judgments or liens have been found.

Annual combined and other taxes of 2021 have been delinquent in the total amount of xx which were good through till xx/xx/2022.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 2.875 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 2.875 % which was applied for the due date xx/xx/2022. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at "xx" as a "xx" for 90 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Vacant Land (Lvl 4) "Subject is newly constructed property and photo addendum in appraisal report reflects new construction. Appraisal shows "as is" but pictures in file show construction is not complete. However, as per the additional information provided in updated title property is vacant land. Elevated for client review. Reaching out to PT for clarification of vacant land status."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller's tape is showing an alert that the subject loan was closed as a DHIM. The loan is becoming "Ineligible" on the day of closing due to inaccurate reporting of first time homebuyer status. Due to confusion and timing of the discovery, the loan was approved to close."	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
619ALJQM24F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	No	No	xx	Not Applicable	39.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgments against the borrower.
Current tax status is to follow.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.880%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.880%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx for 6 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* DSCR is less than 1.00 (Lvl 4) "xx"	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DX1KYRBKIJ3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	7.000%	xx	xx/xx/2017	Financial Hardship	xx"xx". Property taxes for the year of 2020 and 2021 are paid in the amount xx and no delinquent taxes are found. There are no active liens and judgment found against the subject property.	As per the review of payment history as of xx/xx/2022, the borrower is currently performing and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is 51,448.74 which provided payment history in excel.	Collections Comments:The loan is performing.
As per the review of payment history as of xx/xx/2022, the borrower is currently performing and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is 51,448.74 which provided payment history in excel.
As per servicing comments, subject property is owner occupied.

No evidence has been found regarding COVID-19.

Debtor Kelly N Vance had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The bankruptcy plan was discharge on xx/xx/2018. As per the Schedule D of voluntary petition, the amount of claim is xx and the value of property is xx. Hence, there is unsecured portion amount is xx. The POC was not filed.

Modification details have been found.
There is no foreclosure activity in the loan file and no pertaining damages are found against the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor Kelly N Vance had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The bankruptcy plan was discharge on xx/xx/2018. As per the Schedule D of voluntary petition, the amount of claim is xx and the value of property is xx. Hence, there is unsecured portion amount is xx. The POC was not filed.	The modification agreement was made between the borrower xx and lender xx. On xx/xx/2011. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 7.000% beginning from xx/xx/2017 till the maturity date of xx/xx/2037.
Modification agreement dated xx/xx/2011 shows the total unpaid balance at the time of MOD was xx and new modified balance is xx. There is no forgiven clause provided for principal balance. Not sure how xx was reduced from total outstanding balance. Elevated for clients review.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Flood Certificate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
A1LE3F42XOP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	xx	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.240%	180	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	6.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 with the lender xx which was recorded on xx/xx/2003 with Instrument # xx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There is multiple junior Judgment found against the borrower which were recorded on xx/xx/2008, xx/xx/2013, xx/xx/2018, in the favor of xx. in the amount of xx.

  There is multiple junior judgment found against the borrower which were recorded on xx/xx/2013, xx/xx/2018, in the favor of xx in the amount of xx.

Annual combined taxes for year 2021 have been paid off in the amount of xx. No delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment is received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx with current interest rate as per payment history is 6.000%. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is Bankruptcy.

 According to the payment history as of xx/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment is received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx with current interest rate as per payment history is 6.000%. The current UPB reflected is in the amount of xx.

No reason for default has been found in collection comments.

  As per BPO report dated xx/xx/2022 located at_ xx PG#xx the subject property is owner occupied. There is siding repair and paint require in amount xx. No repair amount available in collection comments. No further information has been found.

  The Modification agreement was made between xx and the xx on xx/xx/2017. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 6.000% beginning from xx/xx/2017 till the maturity date of xx/xx/2037.

  No evidence has been found regarding borrower's current employment details.

  No comments have been found regarding borrower impacted by Covid-19 pandemic.
Foreclosure Comments:According to Updated title report dated xx/xx/2022, the notice of lis pendens was filed on xx/xx/2018 and recorded on xx/xx/2018 with the case #xx. However, no further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019.

The Plan was confirmed on xx/xx/2019.

The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However; there is no unsecured portion.

The Proof of Claim filed on xx/xx/2019. The total amount of secured claim is xx and amount of arrearage is xx. The debtor shall pay the trustee xx for 60 months under chapter 13. The case is active and the last filing date is xx/xx/2022.	The Modification agreement was made between xx and the xx on xx/xx/2017. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 6.000% beginning from xx/xx/2017 till the maturity date of xx/xx/2037. There is a forgiven amount is xx and the amount of deferred balance has been forgiven.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QIO2G4CZAZD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.125%	360	xx/xx/1998	xx/xx/1998	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1998	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	6.000%	xx	xx/xx/2016	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/1998 in the amount of xx with xx. and it was recorded on xx/xx/1998.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid off in the amount of xx on xx/xx/2021.

First two installments utilities taxes of 2020/2021 have been paid off in the amount of xx on xx/xx/2021 and third and fourth installments are delinquent in the amount of xx & xx and first installment of 2021/2022 is delinquent in the amount of xx, good through xx/xx/2022 respectively.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 6.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and accrued in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2020.

The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 6.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and accrued in the amount of xx.
No foreclosure activity has been found.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The date of last filing bankruptcy is xx/xx/2021. The plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is xx. As per chapter 13 plan, the debtor has committed to pay the Trustee the sum of the xx per month for a period of 60 months and the arrearage in the amount of xx has committed to pay as per pro-rata basis. As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of xx.	The loan modification agreement was made between (xx) and (xx) on xx/xx/2016 with a new principal balance of xx and interest bearing amount of xx with fixed rate of 6.000%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2016 till the maturity date of xx/xx/2046.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2OSBISND557	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.220%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	xx	5.000%	xx	xx/xx/2011	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with lender xx. recorded on xx/xx/2021 for the amount of xx.

No chain of assignment has been found.
There is a civil judgment active in the favor of xx in the amount of xx recorded on xx/xx/2011.
County annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.	According to a review of the payment history as of xx/xx/2022, the borrower is delinquent for 30 months with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the interest rate 12.220%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy.
According to a review of the payment history as of xx/xx/2022, the borrower is delinquent for 30 months with the loan and the next due date for the regular payment is xx/xx/2019.  The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the interest rate 12.220%, which was applied for the due date of xx/xx/2019.  The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2022, reason for default is Illness of Primary Borrower. Unable to determine borrower's income is impacted or not due to COVID-19 pandemic.
As per  BPO report dated xx/xx/2022, the subject property is occupied by unknown party. No evidence has been found regarding litigation and contested matter.

Foreclosure Comments:As per collection comment dated, the file was referred to attorney completed on xx/xx/2020.
However, as per comment dated xx/xx/2020, the foreclosure was put on hold due to bankruptcy on xx/xx/2020.
No further proceedings found.
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with the case# xx xx/xx/2020.
The Proof of Claim was filed on xx/xx/2020 with claim#3-1.The Proof of Claim amount is xx and the arrearage amount is xx.
The Plan was confirmed on xx/xx/2021.
The debtor shall pay the trustee xx monthly from xx/xx/2021 under chapter 13.
There is no comment indicating a cram down.
The last filing date is xx/xx/2022.
The Modification Agreement was made between the borrower "xx" and lender "xx" on xx/xx/2011 . The new modified principal balance is xx. The borrower promises to pay the P&I isxx with an step interest rate 5.000% and 12.220% beginning from xx/xx/2011 to till maturity date xx/xx/2041. There is Deferred Balance available amount is xx & Interest Bearing Amount is xx. There is no any principal forgiven balance.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4LQFY6RM64S	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	33.183%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	9.900%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for "xx".
The chain of assignment is completed as the subject mortgage is with the lender, xx.

1. There are three active real estate tax liens available in the updated title report against subject property in the total amount of xx in favor of "xx" and they were recorded between xx/xx/2005 to xx/xx/2006.
2. There is an active water sewer lien available in the updated title report against subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2006.
3. There is an active tax foreclosure available in the updated title report against subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2007.

The annual combined taxes for 2021 have been paid in full in the amount of xx on xx/xx/2021.
The annual county taxes for 2022 have been paid in full in the amount of xx on xx/xx/2022.
The annual school taxes for 2022 have been paid in full in the amount of xx on xx/xx/2021.
As per payment history dated xx/xx/2022, the loan is currently performing and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2022. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is the amount of xx and PITI is in the amount of xx. The UPB reflected as per the updated payment history is in the amount of xx.
As per the comment the subject property has been occupied by the owner.
The loan was modified on xx/xx/2010 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 9.900% beginning from xx/xx/2010 to the new maturity date of xx/xx/2036.
As per collection comments unable to determine the reason for default of the borrower. The latest BPO is not available. Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2010 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 9.900% beginning from xx/xx/2010 to the new maturity date of xx/xx/2036.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test failed.
TILA APR Test failed.
GSE (xx) Seller Paid Points and Fees Exception Test failed.
GSE (xx) Seller Paid Points and Fees Exception Test failed.
Interest Rate Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA APR test.
The annual percentage rate (xx) is 11.918%. The disclosed APR of 11.411% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "xx" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including xx is explicitly provided for "xx""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SLG445QO3B0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	58.332%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There are 3 prior judgments against the borrower in favor of xx recorded on different dates in the total amount of xx.

1st and 2nd county taxes of 2021/2022 have been paid in the total amount of xx.

1st and 2nd county taxes of 2021/2022 have been due in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as xx for 2 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Mortgage Insurance	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx" * Settlement date is different from note date (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
0Y6HN5A46WR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.

Covid-19 attestation is available in the loan file located at "xx".

As per final application, the borrower xx is working at xx as xx for 9. 4 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable		* Final Application Incomplete (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9CU4RRS16L8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	93.500%	93.500%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.587%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 in the amount of xx and recorded on xx/xx/2021 by lender, xx.
The chain of assignment is complete. The mortgage is with original lender, xx.
No active judgments or liens have been found.
The annual county taxes for the year 2021 have been paid in the amount of xx on xx/xx/2021.
Payment history as of xx/xx/2022 shows that loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx for the due date xx/xx/2021. The current UPB is xx, P&I is xx and interest rate is 3.5%.	Collections Comments:According to servicing comments as of xx/xx/2022, the loan is performing and next payment due date is xx/xx/2022. The last payment was made on xx/xx/2022 in the amount of xx.
No evidence of Covid impact has been found.
No evidence of FC action has been noted.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy filed by xx. Subject property is occupied by the owner.
As per 1003, the borrower is working at xx for the past 0.2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx"xx"		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8ANFJ1HZGLA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.437%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx has retired.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OUTLU7Y80MO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	49.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.

There are 5 prior state tax liens open against the borrower in the amount of xx which were recorded on different dates in favor of xx.

There are 2 prior child support liens open against the borrower in the amount of xx which were recorded on xx/xx/2012 and xx/xx/2020 in favor of xx.

There is one prior notice of federal tax lien open against the borrower in the amount of xx which was recorded on xx/xx/2018 in favor of xx.

1st county taxes of 2021-2022 are paid off in the amount of xx on xx/xx/2021.

2nd county taxes of 2021-2022 are paid off in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that the loan is performing. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of xx/xx/2022 reveals that the loan is performing. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy.

As per the 1003, borrower is working at xx healthcare system, as a Pharmacy technician for last 168 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5B4OQAAJKGP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	49.395%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and it was recorded on xx/xx/2021 in the amount of xx in favor of xx for xx.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found  against the borrower/subject property.

No prior year delinquent taxes have been found.	Review of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2022. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing.
Review of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due for regular payment is xx/xx/2022. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2022. The UPB as of the date is in the amount of xx
No evidences are available regarding foreclosure proceedings and bankruptcy filings.
No any information is available regarding damages or repairs.
As per the 1003, borrower is working at xx, as a Purchase and inventory manager for last 60 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Closing_Disclosure violations (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing.

Loan fails TILA post-consummation revised closing disclosure finance charge test due to finance charge disclosed on post CD as xx. Calculated finance charge is xx for an under disclosed amount of xx for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
* Final Application not signed and hand-dated by Loan Originator (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YNRPZKOXQHL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.837%	90.837%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.325%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.

There is an active state tax lien against the borrower in the favor of xx which was recorded on xx/xx/2014 (xx). But, the amount of lien not mentioned on the supportive documents
1st county taxes of 2021 are paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that the loan is performing. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of xx/xx/2022 reveals that the loan is performing. The last payment was received in the amount of xx on xx/xx/2022. The next due date is xx/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy.

As per the 1003, borrower is working at xx, as a Team lead for last 55 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9QFQDHJV7P2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	27.379%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgment against the borrower.
County taxes for the year 2020-21 have been paid for the amount of xx. No prior year tax delinquency has been found.
The subject mortgage was originated on xx/xx/2022, the first payment date is xx/xx/2022. The monthly P&I is $xx with an interest rate of 4.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. The subject mortgage was originated on xx/xx/2022, the first payment date is xx/xx/2022. The monthly P&I is $xx with an interest rate of 4.500%. The current UPB is reflected in tape for the amount of xx.
Unable to determine the current condition of the property. The borrower is working as Engineering/ Maintenance Manager in xx, A xx Brand for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "xx"subject to completion"xx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "xx"elevated"xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller's tape shows an alert that the subject loan is a VA uninsurable without the borrower repaying xx to fully restore entitlement. The new loan amount is xx. It would need xx in order for the borrower to use the bonus entitlement."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XFQT6BO4UMJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	15.640%	120	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	65.714%	65.714%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.500%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2007 which recorded on xx/xx/2007 in the amount of xx in favor of xx.
The chain of assignments has been completed. The mortgage is currently assigned to "U.S. Bank Trust, National Association, as Trustee of xx," which recorded on xx/xx/2021.
No active judgments or liens were found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrowers xx. Bank Trust, N.A. as trustee of xx on xx/xx/2021. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.500% beginning from xx/xx/2021 with a maturity date of xx/xx/2055.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Q2A2H4BU8P1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.660%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	4.875%	xx	xx/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 which recorded on xx/xx/2005 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the mortgage is with xx. xx, its successors and assigns which recorded on xx/xx/2021. However, there is a break in assignment between  xx to xx.
Active liens and judgments against the borrower:
There are 10 water/sewer/utilities liens on the subject property were recorded on different dates in the total amount of xx in favor of xx.
Civil judgment against the borrower was recorded on xx/xx/2018 in the amount of xx in favor of xx.
3rd and 4th installments of utilities tax of 2021 are delinquent in the total amount of xx were due on xx/xx/2021 and xx/xx/2021 respectively.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
Collections Comments:The loan is currently is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income due to Covid-19.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2021, the foreclosure was initiated in year 2021.  The file was referred to attorney on xx/xx/2021. The foreclosure was on hold due to loss mitigation workout.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2019 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate of 4.875% beginning from xx/xx/2019 till the maturity date of xx/xx/2052. The interest bearing amount is xx and the deferred balance is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia.
The following state disclosures are missing in the loan file:
1.Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OVOPM2BLZVY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.350%	180	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Refinance	35.813%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx/xx/2011	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2022	xx	xx	4.990%	xx	xx/xx/2022	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2011 with the lender xx in the amount of xx which was recorded on xx/xx/2011.
The chain of assignment has been completed. Currently, the mortgage is with xx. xx.
There are two prior judgments against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2011.
There are multiple judgments against the borrower in the favor of xx for the amount of xx which were recorded on different dates.
All prior taxes have been paid.
As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in foreclosure. As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.
As per comment dated xx/xx/2021, the reason for default is death in family.
As per comment dated xx/xx/2022, the re-projected sale has been scheduled for xx/xx/2022. As per comment dated xx/xx/2022, the loss mitigation hold was ended. No further details are available.
The post-closing details regarding the bankruptcy have not been found.
As per comment dated xx/xx/2021, the subject property is owner-occupied.
No damages were reported.

Update:
As per comment dated xx/xx/2020, the RFD is unemployment.

Foreclosure Comments:As per comment dated xx/xx/2022, the re-projected sale has been scheduled for xx/xx/2022. As per comment dated xx/xx/2022, the loss mitigation hold was ended. No further details are available.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.990% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2022. The maturity date as per loan modification agreement is xx/xx/2032.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Lost Note Affidavit (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CS36W4R1H0Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	180	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Cash Out	39.063%	39.063%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.750%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2001 which was recorded on xx/xx/2001 in the amount of xx in favor of xx.
The chain of assignment has not been completed as the subject mortgage is currently assigned to "xx" instead of xx in the favor of xx which was recorded on xx/xx/2017. However, the amount is unavailable.
Taxes of 2020 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is foreclosure and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to attorney also complaint was filed on xx/xx/2019. As per the comment dated xx/xx/2021, the foreclosure was put on hold due to loss mitigation. The hold ended on xx/xx/2021. No more evidences are available in the servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2021 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 6.750% that began from the first payment date xx/xx/2021 till the maturity date of xx/xx/2074. No forgiven and deferred has been noted in the modification agreement.	Affiliated Business Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL Loan Data 36Months Comparison Data 0Months Variance 36Months.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EYPICU92K31	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx/xx/2002	Unavailable	Conventional	ARM	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/2021	xx	Not Applicable	5.100%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2002 with the lender xx which was recorded on xx/xx/2002 with instrument#xx

The chain of assignments has not been completed. The last assignment should be done with xx.

There are three IRS liens against the borrower in the favor of the xx in the total amount of xx which was recorded on xx/xx/2010, xx/xx/2011, and xx/xx/2016.

County and city annual installment taxes for 2021 are delinquent in the total amount of xx. These taxes are good through till xx/xx/2022.

City annual installment taxes for 2020 are partially paid in the amount of xx on xx/xx/2020 and the delinquent balance in the amount of xx is good through till xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower's income was impacted by the covid-19 pandemic. The BPO report (xx) dated xx/xx/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2014. The case was dismissed on xx/xx/2015 and terminated on xx/xx/2015.	The modification agreement was made on the effective date xx/xx/2021 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 5.100% that began from the first payment date xx/xx/2021 till the maturity date of xx/xx/2039. No forgiven and deferred has been noted in the modification agreement.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Note
Notice of Servicing Transfer
Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file. Modification/Loss note affidavit also missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MYPOPP7HY5T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 for the amount of xx with lender xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 11 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 11 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/xx/2020, the borrower's income has been impacted due to covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2022. The borrower is working as Local delivery& Child care in xx o Shittu for 3 years 2 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
AEZID6OEUBC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.999%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.999%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as xx for 1 month.

As per comment dated xx/xx/2022, the borrower reported a new claim for COL. The date of loss was xx/xx/2021. A loss draft check has been received by the borrower in the amount of xx from ASI preferred on xx/xx/2022.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4W7NRSU46K1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.110%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022 the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019 with xx/Page#xx xx

The chain of assignment has been completed. Currently, the assignment is with xx.

Annual county taxes of the year 2021 have been paid.
According to the payment history as of dated xx/xx/2022, the borrower is performing with the loan. The next due date is xx/xx/2022 and the last payment was received on xx/xx/2022 in the amount of xx with the interest rate of 3.750% and xx, which was applied for the due date of xx/xx/2022. The UPB reflected in the payment history is xx	Collections Comments:The loan is currently in performing.
According to the payment history as of dated xx/xx/2022, the borrower is performing with the loan. The next due date is xx/xx/2022 and the last payment was received on xx/xx/2022 in the amount of xx with the interest rate of 3.750% and xx, which was applied for the due date of xx/xx/2022. The UPB reflected in the payment history is xx

As per comment dated xx/xx/2020 the subject property is owner occupied.

As per comment dated xx/xx/2020 the reason for default is unemployment /decreased income

As per comment dated xx/xx/2020 borrower's income is impacted by covid19. The forbearance plan for six months was approved. As per comment dated xx/xx/2020, the RFD is covid.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS/DU is missing from the loan documents. DU available in the loan file reflects loan amount as xx; however, note reflects original loan amount as xx also DU reflects appraised value as xx; however, appraisal report reflects appraised value as xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OCTH1J0R9OI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.599%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	89.000%	89.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st county taxes of 2021/2022 have been paid in the amount of xx on xx/xx/2021.

2nd county taxes of 2021/2022 have been due in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.599%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.599%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is self-employed. He is the owner of xx for 11.9 years.

As per comment dated xx/xx/2021, the reason for default is excessive obligations.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/Eligible with 45%"xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K4PPSBSZLZF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	60.822%	60.822%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.490%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 in favor of xx for xx, in the amount of xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
1st and 2nd installment combined taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and rate of interest is 3.380% and PITI is xx. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is currently performing and the next payment is due xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. The borrower xx has been working at xx as an xx for 3.9 years.
As per the seller's tape, the borrower left the job on xx/xx/2021. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees Test due to Fees Charged: xx Fees Threshold: xx Over by +xx. The following fees were included in the test:
																																																																																							Points - Loan Discount Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J1I3G4EL94X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx. for the amount of xx which was recorded on xx/xx/2021.
No assignments have been found.
No active liens and judgments have been found.
First and second installment city taxes for the year of 2020 have been paid in the amount of xx and xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 3.250%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2022, the borrower is currently making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 3.250%. The new UPB is reflected in the amount of xx.
Currently, the borrower is working at xx from 10 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows subject loan is FHA uninsurable. ZFHA as Chums Id is invalid and manual underwriting is not allowed." DTI 42%."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
A01USTEKNVS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx/xx/2021	xx	Primary	Yes	Yes	No	35.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There is prior mortgage originated on xx/xx/2020 with lender xx on xx/xx/2020 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022.The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.380%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022.The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.380%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as Dispatch Manager in xx 1 LLC for 2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
075I5IYM6TX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	PurXXXX	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	38.826%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx as xx with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx.

1st utilities taxes of 2022 have been paid in the amount of xx.

1st, 2nd, 3rd and 4th utilities taxes of 2021 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as xx for 3.7 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan returned as Refer when AUS was re-ran. Manual underwriting is required and XXXX Id is invalid." DTI 39%."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing flood cert (Lvl 3)     "xx"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
VIETS7NQN3F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	81.177%	81.177%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 in the amount of xx which was recorded on xx/xx/2021 with xx.
The chain of assignment has been completed.
There is a junior mortgage in the amount of xx which was recorded on xx/xx/2021 and filed by xx.
There is another junior mortgage in the amount of xx which was recorded on xx/xx/2021 and filed by xx.
There is another junior mortgage in the amount of xx which was recorded on xx/xx/2021 and filed by xx.
Annual taxes have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
According to tape data of the payment history as of xx/xx/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022. The last payment was received total in the amount of PITI xx which includes P&I xx with the rate of interest 2.250%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to tape data of the payment history as of xx/xx/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2022.  The last payment was received total in the amount of PITI xx which includes P&I xx with the rate of interest 2.250%, which was applied for the due date of xx/xx/2022.  The UPB reflected in the latest payment history is in the amount of xx.
As per collection comments review, borrower's intention is to keep the property. Property is in average condition and no evidence of damage has been found.
No evidence of modification has been found.
No evidence of foreclosure has been found.
No evidence of bankruptcy has been found.
As per final 1003, borrower is working at xx for 15 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "xx""xx""""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows FHA uninsurable loan. Case number was inadvertently canceled."
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing Required Disclosures (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DX057X2P5UT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	No	No	xx	Not Applicable	7.775%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
No chain of assignment has been found.
No active liens and judgments have been found.
County 2nd installment tax of 2021 has been delinquent in the amount of xx on xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

As per the 1003, the borrower is Executive Vice President at xx from last 7.4 years. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails compliance ease delivery and timing test for initial closing disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is more than 3 business days from the consummation date xx/xx/2021.

Initial loan estimate delivery date test failed due to initial LE dated xx/xx/2021. doc tracker is missing and 3 business days were add to get receipt date xx/xx/2021 which is more than 3 business days from the initial application date xx/xx/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.

The below fees were included in the test:

Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (xx) QM Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx

The below fees were included in the test:

Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx"
* Intent to Proceed Missing  (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
F83D83POIP9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	60.616%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
No chain of assignment has been found.
No active liens and judgments have been found.
County 2nd installment tax of 2021 has been due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the 1003, the borrower is a teacher and he is working in xx.Ed from last 20 years. As per the comment dated xx/xx/2021, the reason for default is curtailment of income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9U8HGN7YCPA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	36.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 5 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CPCEWSKMJIJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	93.375%	93.375%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx. A Corporation.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

Annual city taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

There is civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2019.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is in the amount of xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is fair and servicing rating is meets expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.
And this modification agreement is not unexecuted.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9PRYX2MAA0I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.490%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2007 in the amount of xx with xx, and it was recorded on xx/xx/2007.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens have been found.

Annual combined taxes of 2022 have been paid off in the amount of xx on xx/xx/2022.
Annual school taxes of 2022 have been paid off in the amount of xx on xx/xx/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for xx/xx/2021. The current P&I is xx with an interest rate of 5.02800%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance of modification in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collection.

The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for xx/xx/2021. The current P&I is xx with an interest rate of 5.02800%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance of modification in the amount of xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx/xx/2021 the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/xx/2021.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement is missing from the loan file. This is conventional fixed rate mortgage with P&I of xx with the rate of interest 12.490% and a maturity date of xx/xx/2037. The P&I as per payment history is xx and rate of interest is 5.0280%. The seller tape data shows that the loan was modified on xx/xx/2011 and maturity date is xx/xx/2051. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission		3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ACEGVTPVA3Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.882%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	101.464%	101.464%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2007 with the lender xx in the amount of xx which was recorded on xx/xx/2007 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
xx for the regular payment is xx/xx/2020. The last payment was received total in the amount of PITI xx which includes P&I xx with the rate of interest 8.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 14 months with the loan and the next due date for the regular payment is xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2021, borrower's income is impacted by covid-19. FB plan was provided which was started on xx/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate or discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9FP30NTN7QM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.230%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	59.951%	59.951%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	11.230%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.230%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 11.230%. The current UPB reflected as per the payment history is in the amount of xx.

The modification agreement was made between servicer xx on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.230% beginning from xx/xx/2019 with a maturity date of xx/xx/2027. The modification does not have a balloon provision. The loan was modified once since origination.

The latest property inspection report is not available in the loan file to determine current property condition.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between servicer xx on xx/xx/2019. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.230% beginning from xx/xx/2019 with a maturity date of xx/xx/2027. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed due to:

This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate or discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.420% Comparison data 6.870% Variance +5.550%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.420% Comparison data 8.270% Variance +4.150%.
However affirmative claims can be made within 2 years of Origination (xx) and that the Note Date is xx/xx/2008. SOL has been expired.

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "xx". Final application is missing from the loan documents.
This loan failed the DTI provided test.
The debt-to-income ratio was not provided as the final application is missing from the loan documents."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
NJ01ZSN9TLY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.937%	100.937%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	10.370%	xx	xx/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 was recorded on xx/xx/2006 in the amount of xx in the favor of xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
There are 2 prior mortgages in the favor of xx. The first was recorded on xx/xx/1992 in the amount of xx and the second was recorded on xx/xx/1992 in the amount of xx.
No active judgments or liens have been found.
1st installment combined taxes for 2021 have been paid in the amount of xx.
2nd installment combined taxes for 2021 have been due in the amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 10 months and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.370%. The current UPB is reflected in the amount of xx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. No foreclosure activity has been found.
No post close bankruptcy record has been found.  The property is owner occupied.  No repairs and damages have been found.
As per the comment dated xx/xx/2021, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the adjustment of terms made between the borrower xx and the lender xx on xx/xx/2012. The stated UPB is in the amount xx.
The borrower promises to pay P&I in the amount of xx with an interest rate of 10.37%, beginning from xx/xx/2012. The maturity date is xx/xx/2037. There is a deferred balance of xx.
Credit Report	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
EOWQUCQ6KIX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.880%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	99.512%	99.512%	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.000%	xx	xx/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx for xx

The chain of assignment is completed as the subject mortgage is currently assigned to "xx".

Active junior or senior judgments/liens/mortgages:

1. There is an active junior mortgage available in the updated title report in the amount of xx in favor of xx for xx and it was recorded on xx/xx/2010.

2. There are two active junior civil judgments available against xx in the total amount of xx in favor of "xx" which were recorded on different dates.

3. There is an active junior civil judgment available against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2021.

Annual county taxes have been paid in the total amount of xx on different dates.

No prior year delinquent taxes have been found in the updated title report.	As per payment history dated xx/xx/2022, the loan is currently in delinquency for +29 months and the next due for regular payment is xx/xx/2019. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:Collection comments are missing from the loan file. However, tape data shows current legal status as bankruptcy. As per payment history dated xx/xx/2022, the loan is currently in delinquency for +29 months and the next due for regular payment is xx/xx/2019. The last regular payment (xx) was made on xx/xx/2021 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
As per tape data the debtor, xx had filed bankruptcy under chapter-07 on xx/xx/2021 under case#xx. As per pacer, the case has been discharged on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per tape data the debtor, xx had filed bankruptcy under chapter-07 on xx/xx/2021 under case#xx. As per pacer, the case has been discharged on xx/xx/2022.	The loan was modified on xx/xx/2019 with the 6 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 5.00% beginning from xx/xx/2019 and the new maturity date is xx/xx/2038.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as ComplianceEase TILA test failed as this loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed as this loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J8FPOENQ4JY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.800%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

Annual county taxes of 2022 have been paid in the amount of xx on xx/xx/2022.

Annual school taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

Annual town taxes of 2022 have been due in the amount of xx.

No prior year delinquent taxes have been found.

There is one civil judgment open against the borrower in the amount of xx which was recorded on xx/xx/2007 in favor of xx.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.800%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.800%. The current UPB reflected as per the payment history is in the amount of xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating metes expectation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1DL419EJAV2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.140%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	93.766%	93.766%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 in the amount of xx which was recorded on xx/xx/2006 in the favor of xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
1st and 2nd installment county taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2022, the borrower is delinquent for 30+days and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. The current P&I is xx and PITI is xx. The current UPB as per the tape is xx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for xx/xx/2021. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. Unable to determine current occupancy and condition of the property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2652BCDXEHG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.710%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	83.216%	83.216%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.

There are 2 hospital liens found against the borrower in the favor of "xx" in the total amount of xx which were recorded on xx/xx/2016 & xx/xx/2021.

There is a credit card judgment available against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2007.

There are 9 civil judgments found against the borrower in the total amount of xx in the favor of xx recorded on different dates.

There is a state tax lien found against the borrower in the favor of "xx" which was recorded on xx/xx/2012. However, amount is not available on lien document.

There are 5 IRS liens found against the borrower in the favor of "xx" in the total amount of xx which were recorded on different dates.

The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.

No prior year's delinquent taxes have been found.	Review of updated payment history as of xx/xx/2022, the loan is currently delinquent for 1 month. The next due for regular payment is xx/xx/2021. The last regular payment (xx) was made on xx/xx/2022 in the amount of xx with interest rate 6.000% for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.	Collections Comments:As per tape data loan is in collections. As per review of updated payment history as of xx/xx/2022, the loan is currently delinquent for 1 month. The next due for regular payment is xx/xx/2021. The last regular payment (xx) was made on xx/xx/2022 in the amount of xx with interest rate 6.000% for the due date of xx/xx/2021. The UPB as of the date is in the amount xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The latest comments history for 24 months are missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional mortgage with P&I of xx with the rate of interest 11.71000% and a maturity date of the loan is xx/xx/2036. The P&I as per updated payment history as of the date is xx and rate of interest is 6.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report Hazard Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Kentucky. The following state disclosures are missing in the loan file;
1. Fair Housing Notice.
2. Homeownership Protection Center Disclosures.
3. Notice of Free Choice of Agent or Insurer."
																																																																																								* Prepayment Rider Missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ISDVD4E6O08	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.690%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	84.047%	84.047%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx which is in the favor of xx. Lender"xx"State of Ohio Department of Taxation"
Property Tax Status;
1) 1st installment county taxes for 2021 have been paid in the amount of xx on xx/xx/2022.
2) 2nd installment county taxes for 2021 are due for the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the loan payments are currently 19 months in delinquency. The next due date is xx/xx/2020. The last payment received date is unavailable. But, the payment was received in the total amount of xx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.00% with xx in the amount of xx.	Collections Comments:The current status of loan is collections.
Payment history shows that the loan payments are currently 19 months in delinquency. The next due date is xx/xx/2020. The last payment received date is unavailable. But, the payment was received in the total amount of xx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.00% with xx in the amount of xx.
Loan modification agreement was made between borrower xx and lender xx on the effective date of xx/xx/2022.
The new unpaid principal balance is xx. The borrower promises to pay the interest rate of 3.125% and P&I of xx starting from the first payment date of xx/xx/2022 till the maturity date of xx/xx/2062.
The amount of xx has been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/2062. Hence, the remaining amount of xx will be the interest bearing amount.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2021 shows that the borrower was impacted due to covid-19 resulting in curtailment of income. Comment dated xx/xx/2021 shows that the borrower was given 12 months covid forbearance plan.
The subject property is occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower xx and lender xx on the effective date of xx/xx/2022.
The new unpaid principal balance is xx. The borrower promises to pay the interest rate of 3.125% and P&I of xx starting from the first payment date of xx/xx/2022 till the maturity date of xx/xx/2062.
The amount of xx has been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/2062. Hence, the remaining amount of xx will be the interest bearing amount.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan has failed Interest Rate Test

Charged : 11.690% Allowed : 10.250% OverCharge by : 1.440%

The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
BK53MNCRGZN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.570%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	78.298%	78.298%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	6.996%	xx	xx/xx/2011	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx with Book/Page# xx .

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There is UCC financing statement in the favor of xx which was recorded on xx/xx/2021.

Annual county taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2011 between the borrower and the lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.9960 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2011. The maturity date as per modification is xx/xx/2035. The interest-bearing amount is xx. The deferred balance was xx. There is no principal forgiven amount.		xx	2: Acceptable with Warnings			* Property is Manufactured Housing (Lvl 2) "xx"xx"xx"xx"xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1RDAZEOLH7C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.464%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	96.061%	96.061%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with xx for the amount of xx.
1st installment Town taxes for the year of 2022 have been paid in the amount of xx recorded on xx/xx/2021.
2nd installment Town taxes for the year of 2022 have been paid in the amount of xx recorded on xx/xx/2021.
3rd installment Town taxes for the year of 2022 have been due in the amount of xx recorded on xx/xx/2022.
1st installment Delinquent taxes for the year of 2022 have been due in the amount of xx recorded on xx/xx/2022.

1st installment Delinquent taxes for the year of 2022 for the amount of xx on xx/xx/2022.	As per the payment history as of xx/xx/2022, the borrower has been delinquent for 7 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2021 in the amount of xx According to payment history next due date is xx/xx/2021. And borrower's current P&I is in the amount of xx Unpaid Principal balance reflecting in payment history is in the amount of xx.	Collections Comments:As per the payment history as of xx/xx/2022, the borrower has been delinquent for 7 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2021 in the amount of xx According to payment history next due date is xx/xx/2021. The borrower's current P&I is in the amount of xx Unpaid Principal balance reflecting in payment history is in the amount of xx.
As per servicing comment dated xx/xx/2021, the borrower's income has been impacted due to covid-19.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property. No evidence has been found regarding Bankruptcy and Foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S79E3ELY94F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.710%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	101.483%	101.483%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 with lender xx which was recorded on xx/xx/2007. The Assignment of the subject mortgage is compete as xx with xx.
No active liens and judgments have been found on the updated title report.
Annual combined tax for the year of 2022 has been paid on xx/xx/2022 in the amount of xx.
Annual School tax for the year of 2022 has been paid on xx/xx/2021 in the amount of xx.
Review of the payment history shows that the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2021 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 10.210% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Collection comments are missing from the loan file. However, there is no information regarding the foreclosure and bankruptcy in the loan file.
Also no information regarding the COVID-19 in the loan file.
No information regarding the current occupancy.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	"xx"	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5LLQC6TXT1M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	99.692%	99.692%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx with Instrument#xx|Book/Page# xx .

The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx, its successors and assigns.

No active judgments or liens have been found against the borrower.

Annual city taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2020, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2020, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is marital problems.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per BPO report (xx) dated xx/xx/2021, the subject property was damaged. The repair estimated cost is xx. However, no further details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) ""xx"" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
LJILR96ZJ8A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.890%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	62.675%	62.675%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	2.875%	xx	xx/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx for xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a civil judgment in the amount of xx in favor of "xx" which was recorded on xx/xx/2020.

Annual combined taxes for 2021 have been paid in the total amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 120+days and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 2.880%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The loan is currently in collections and the next date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. No foreclosure activity has been found.
No post close bankruptcy record has been found.
As per the comment dated xx/xx/2020, the stated that there are few repairs to the roof. The estimated cost of repairs is not mentioned. No details provided.
As per the comment dated xx/xx/2020, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2022. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower "xx" and lender "xx" on xx/xx/2022. The new modified unpaid principal balance is xx. The borrower promises to make a monthly payment of xx with an interest rate of 2.875%, beginning from xx/xx/2022. The maturity date of xx/xx/2062. There is a deferred balance of xx which is payable at maturity.	Credit Application Credit Report Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at "xx#1004"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(xx)(xx) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(xx) (xx))
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
TILA Foreclosure Rescission Finance Charge Test: Loan data: xx, Comparison data: xx and Variance data: -xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11ZGXZY5JOS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.430%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	85.422%	85.422%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.500%	xx	xx/xx/2022	Financial Hardship	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with xx which was recorded on xx/xx/2007 in the amount of xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens found on the subject property/ borrower.
There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2021 in the bulk amount of xx. However, the transaction dated xx/xx/2021 stated that the next due date for payment was adjusted from xx/xx/2020 to xx/xx/2021. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2021 in the bulk amount of xx. However, the transaction dated xx/xx/2021 stated that the next due date for payment was adjusted from xx/xx/2020 to xx/xx/2021. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state RFD.
The subject property is unknown occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022 with a new principal balance of xx with fixed rate of 3.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2022 till the maturity date of xx/xx/2062. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2062.	Credit Application Credit Report Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78UQ5DSYFML	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	101.247%	101.247%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

There is an active senior/prior Mortgage available in the updated title report with the amount of xx, in favor of "xx" and which was recorded on xx/xx/2005. However, this prior Mortgage is not showing in schedule-B of final Title Policy as an exception and no pay off is found in final CD for it.  No recorded copy of release or satisfaction has been found in the updated title report. This title issue can be cured if recorded copy of Satisfaction/Release found in the loan file. A possible title claim can be filed for it.

According to the updated title report dated xx/xx/2022, there are two active judgments and one state tax lien has been found. Judgment total amount is xx which is recorded on xx/xx/2022, xx/xx/2020. And the state tax lien amount is xx which is recorded on xx/xx/2021.	According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125% The current UPB reflected as per the payment history is in the amount of $ xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125% The current UPB reflected as per the payment history is in the amount of $ xx.

As per the payment history as of date xx/xx/2022, the borrower is performing and the new collection regular payment is xx/xx/2022.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is average and servicing rating meets expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.

The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit Application located at "xx Page#xx"xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
G2YJULQF8S1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.082%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	99.162%	99.162%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx A Delaware Limited Liability Company, Its Successors and Assigns.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.

The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx and deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified once since origination.

The latest property inspection report is not available in the loan file to determine current property condition.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx and deferred balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Report Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx" due to
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date
Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx."
* MI, FHA or MIC missing and required (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QWAN79W9BX0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2004	xx/xx/2005	Conventional	Fixed	Cash Out	68.988%	68.988%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.768%	xx	xx/xx/2018	Financial Hardship	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 with xx for the amount of xx.
The chain of assignment has been completed as currently the assignment is Bay view xx.
No active liens and judgments have been found.
Combined 1st installment taxes for the year of 2021 have been paid in the amount of xx recorded on xx/xx/2021.
Combined 2nd installment l taxes for the year of 2022 have been Overpayment Amount in the amount of xx recorded on xx/xx/2021	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2021, the payment applied date was xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx xx and lender xx signed on xx/xx/2018. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount do xx with an interest rate of 6.768% beginning from xx/xx/2018 till the maturity date xx/xx/2058. There is no capitalized amount is and Interest Bearing amount is xx.	Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OF68F00F4W3	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.690%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	44.188%	44.188%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	5.590%	xx	xx/xx/2012	Financial Hardship	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with xx for the amount of xx.
The chain of assignment has been completed as currently the assignment is Bay view xx.
No active liens and judgments have been found.
Combined 4th installment tax of 2021 has been due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2012 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 5.590% and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2012. The maturity date reflects per modification is xx/xx/2052.	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not fixed. Appraisal report dated xx/xx/2008 located at "xx", shows the subject property is manufactured home.
Mortgage document does not reflect any VIN number. Original title does not have the ATLT 7 endorsement and the affixation document was not located in the file."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to,

1. This loan failed the Vermont high rate loan test.
2. This loan did not pass the prohibited fees test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test
 The Vermont statutes provide that only those fees expressly permitted may be charged."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QQMDY27304A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	89.052%	89.052%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 10.850 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with interest rate 10.850 % which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021.
 According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
AAHXRQQDHWM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.400%	266	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	39.889%	39.889%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	10.400%	xx	xx/xx/2011	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2009 with the lender xx which was recorded on xx/xx/2009.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of xx.
2nd installment taxes of 2021 are due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the tape, the current status of the loan is bankruptcy. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding foreclosure and bankruptcy.
The subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx xx/xx/2010.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 10.40% and new P&I is in the amount of xx that began from xx/xx/2011. The maturity is xx/xx/2040. The deferred amount is xx which is in addition to the principal balance. There is no provision for the balloon payment.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at "xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The Compliance Ease risk indicator is moderate as loan is failing for Interest Rate Test:.
Total fee charged is 10.400% and allowed is 8.500%; however it is over by +1.900%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the OH State. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8C0HXTPN1PO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	100.293%	100.293%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.830%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx, with xx, recorded with the Instrument/ Book/Page# xx .

The chain of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022.The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19.The servicer provided an FB plan which started from xx/xx/2020 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021.The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.830% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The deferred balance amount is xx and interest bearing is xx. The maturity date as per loan modification agreement is xx/xx/2061.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing ME Title 9-A Subprime Mortgage Loan DTI Provided Test.
																																																																																								The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any subprime mortgage loan."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
P13CLJ71Y72	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	28.813%	28.813%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 for the amount of xx with lender xx which was recorded on xx/xx/2005. The assignment of the subject mortgage is compete as xx with xx.
There is an active UCC lien against the xx in the amount of xx which was recorded on xx/xx/2016 in favor of xx.
1st installment of county tax for the year of 2021-22 has been paid on xx/xx/2022 in the amount of xx.
2nd installment of county tax for the year of 2021-22 are delinquent in the amount of xx which was due on xx/xx/2022 and it is good through on xx/xx/2022.
Review of the payment history shows that the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 9.900% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2021 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2021. The rate of interest is 9.900% and the current UPB is in the amount of xx.
As per the servicing comment dated xx/xx/2021, Co-borrower "xx" had deceased on xx/xx/2021. However, no death certificate has been found in the loan file.
As per servicing comment dated xx/xx/2021, the customer attested that their current financial hardship continues to be attributed to covid-19.
No information has been found regarding the foreclosure and bankruptcy in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit Application located at "xx"xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the CA State. The following state disclosures are missing in the loan file;
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer Recommendation Disclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
906313PWVFK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.810%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	95.254%	95.254%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx with Instrument#xx

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There are two IRS liens against the borrower in the favor of xx which were recorded on xx/xx/2014 in the total amount of xx.

There are 3 tax warrants (xx) against the borrower in the favor of xx which were recorded on xx/xx/2014, xx/xx/2017 and xx/xx/2021 in the total amount of xx.

There are multiple liens against the borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2012 to 2016.

2nd installment county taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2021 between the borrower and the lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.00 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2021. The maturity date as per modification is xx/xx/2061. The interest-bearing amount is xx. The deferred balance was xx. There is no principal forgiven amount.	Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZAJI5FLZW5Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	79.728%	79.728%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2007	xx	Not Applicable	10.250%	xx	xx/xx/2007	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx, with xx, recorded with the Instrument#xx

The chain of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
Unable to determine occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	As per the AOT agreement dated xx/xx/2007, the UPB is in the amount of xx out of which xx is interest bearing amount. As per the changed terms the borrower has to pay xx with an interest of 8.570% starting xx/xx/2007 with a maturity date xx/xx/2035.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"		* Application Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
XJ91CYIWA3C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.400%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	88.433%	88.433%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.915%	xx	xx/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. Currently, the mortgage is with "xx", which was recorded on xx/xx/2016.
There is a sub-ordinated mortgage in the amount of xx which was recorded on xx/xx/2006 in the favor of xx.
There are 4 civil judgments in the total amount of xx in the favor of xx recorded on different dates.
1st and 2nd installments county taxes for 2022 have been due in the amount of xx.
Annual county taxes for 2018 have been delinquent in the amount of xx good through xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 17 months and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 6.915%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2020. No records for foreclosure have been found. The RFD is unable to be determined. Unable to determine current occupancy and condition of the property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the review of the PACER report, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. The POC (xx) was filed by the creditor "xx" on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2019. The borrower shall pay the trustee the amount of xx for 1 month, then xx per month for 17 months, then xx per month for 42 months. The total amount to be paid is xx. The date of last filing bankruptcy is xx/xx/2022.	The step modification agreement was made between the borrower "xx" and lender "xx". The new modified unpaid principal balance is xx. The borrower promises to pay a monthly payment of xx with an interest rate of 6.915%, beginning from xx/xx/2020. The maturity date is xx/xx/2060. The rate will change in 6 steps which end with 11.547%.	Credit Application Credit Report Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
134U68FD195	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.280%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	88.391%	88.391%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	12.280%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The loan is currently assigned with xx. which was recorded on xx/xx/2016.

No active judgment/lien has been found against the borrower/subject property.
The 1st installment of county tax for 2021 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx has also been paid off on xx/xx/2022.
No prior year delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 12.27%. The current UPB is reflected in tape for the amount of xx	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 12.27%. The current UPB is reflected in tape for the amount of xx.
No any information is available regarding foreclosure proceedings, bankruptcy filings and property condition as the latest 24 months comment history is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 12.280% and a maturity date of the loan is xx/xx/2038. The P&I as per updated payment history as of the date is xx and rate of interest is 12.276%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx/xx/2011.	Credit Application Credit Report Transmittal (xx)	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Transmittal (1008) is Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DDHREUC78YB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	172	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	98.466%	98.466%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx, (xx).

The chain of assignment has been completed. Currently, the assignment is with xx its successor and assigns.

1) There is an active credit Card judgment available in the updated title report against borrower xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2006.
2) There is an active hospital lien available in the updated title report against borrower xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2010.

4th installment of city taxes of 2021 has been due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found.
As of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Collection comments: Borrower is in active bankruptcy.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application is missing from the loan file. However, unable to determine the current employment of the borrower.

The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.

As per comment, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The plan was confirmed on xx/xx/2021. The POC was filed on xx/xx/2021 with the amount of claim of xx and the amount of arrearage of xx. The schedule D of Voluntary petition dated xx/xx/2020 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx there is no comment indication a cram down. The borrower is in active bankruptcy.	The modification agreement was made between lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified twice since origination.
																																																																																			Credit Application Credit Report Origination Appraisal Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ZLRQKD2IBDM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.610%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	59.028%	59.028%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2009 with the lender xx in the amount of xx which was recorded on xx/xx/2009 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received total in the amount of PITI xx which includes P&I xx with the rate of interest 10.610%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
Subject property is occupied by owner. Unable to determine the current condition of property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as loan is failing for-

1-Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N7H7RQ2MOG6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.539%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	60.682%	60.682%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	11.173%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx in the amount of xx which was recorded on xx/xx/2006 with xx.

The chain of assignments has been completed. The last assignment was made with xx.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2021 have been paid in the amount of xx on xx/xx/2021. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2021 states the reason for default is the borrower's income was impacted by the covid-19 pandemic. The servicer provided an FB which ran and was extended several times from xx/xx/2021 to xx/xx/2022. The BPO report (xx) dated xx/xx/2019 states the subject property had structural damage and roof damage. An estimated cost of repairs is xx. No further details have been found regarding the completion of repairs. The latest collection comment does not show any evidence regarding subject property damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and lender on xx/xx/2019. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 11.173% beginning from xx/xx/2019 with a maturity date of xx/xx/2059.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed TILA Finance charge test.
As per the final truth in lending agreement TILA finance charge is xx, however calculated finance charge as per compliance report is xx. Loan failed TILA finance charge test by -xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance charge test.
As per the final truth in lending agreement TILA finance charge is xx, however calculated finance charge as per compliance report is xx. Loan failed TILA finance charge test by -xx."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BQ87BIEECJA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.490%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	53.217%	53.217%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2016.
There is a credit card judgment against the borrower in the favor of xx.; GM Financial for the amount of xx recorded on xx/xx/2015.
There is a Mechanics lien against the borrower in the favor of xx. for the amount of xx recorded on xx/xx/2021.
Combined annual taxes for the year of 2021 are delinquent in the amount of xx on xx/xx/2022 till good through dated xx/xx/2022.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.494%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.494%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the DTI provided test. (NC HB 1817 Section 4(xx) (xx)) The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan.
This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (xx) for full repayment ability requirements.

This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59AHU55G5ZG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.110%	181	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	35.871%	35.871%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is 18 months delinquent with the loan. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx with interest rate 8.110 % which was applied for the due date xx/xx/2020. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx/xx/2022 shows that the borrower is 18 months delinquent with the loan. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx with interest rate 8.110 % which was applied for the due date xx/xx/2020. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/xx/2021, forbearance plans ran and were extended several times from xx/xx/2021 to xx/xx/2022.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
Loan Data: 9.453%       Comparison Data: 5.220%       Variance: +4.233%"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8RAY53W0T7Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.170%	182	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	8.023%	8.023%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.170%	xx	xx/xx/2020	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/2006 & recorded on xx/xx/2006 in the favor "xx" in the amount of xx.
The chain of assignment is complete. The current assignment is with "xx" dated on xx/xx/2016 which was recorded on xx/xx/2016.
Annual property taxes for the year 2021 were exempted.
No active judgments/liens have been found in the updated title report against the borrower/subject property.	Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 5 months. The next regular payment is due on xx/xx/2021. The last payment received date is unavailable and current P&I is xx with rate of 10.170% . As per payment history the UPB is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 5 months. The next regular payment is due on xx/xx/2021. The last payment received date is unavailable and current P&I is xx with rate of 10.170% . As per payment history the UPB is in the amount of xx.
As per updated title report document (xx), the foreclosure proceedings were initiated on the loan with case#xx  & complaint was filed on xx/xx/2019. No further information is available.
No information has been found regarding the bankruptcy filings & property condition.
As per comment dated xx/xx/2021, the subject property is owner occupied.
As per comment dated xx/xx/2021, the borrower is impacted by covid & reason for default is curtailment of income.
Foreclosure Comments:As per updated title report document (xx), the foreclosure proceedings were initiated on the loan with case#xx  & complaint was filed on xx/xx/2019. No further information is available.

Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2020 and a new principal balance is xx. The borrower had given promise to pay P&I in the total amount of xx beginning on xx/xx/2020 with a new maturity date of xx/xx/2035. The rate changes in 2 steps ending at 11.17%.	Credit Application Credit Report Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test and TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3IV51SSMHK0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.740%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	115.208%	115.208%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	8.903%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	10.240%	xx	xx/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2008 with the lender xx which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 4 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 4 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx on xx/xx/2014.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 10.24% and new P&I is in the amount of xx that began from xx/xx/2014. The maturity is xx/xx/2035. The deferred balance is xx. There is no provision for the balloon payment.	Credit Application Initial Escrow Acct Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 11.740% and comparison data is 6.750%; hence, the variance is +4.990%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* LTV or CLTV exceeds 104% (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
P898B8X6JA0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	359	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	103.498%	103.498%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.000%	xx	xx/xx/2021	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx. in the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one junior judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2021.
All prior taxes have been paid.

As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2022, the borrower is current with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and PITI is xx. The UPB is xx.
The loan was modified on xx/xx/2021.
The post-closing details regarding the foreclosure and bankruptcy have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the xx on xx/xx/2021. The new modified principal balance is xx. There is a deferred balance in the amount of xx. Hence, the interest bearing amount is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.000% beginning from xx/xx/2021 till the maturity date of xx/xx/2061.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" due to
Origination Fee First Lien Test: Fail
Origination Fee & Broker Fee Test: Fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
S3138UPOY0M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	86.549%	86.549%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	8.255%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of "xx"..

The chain of assignment has been completed. Currently, the assignment is with "xx".

1) There is a junior civil judgement available in the updated title report against subject borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2011.

The 1st installment of county tax for 2021 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx has also been paid off on xx/xx/2022.
No prior year delinquent taxes have been found.
As per the review of payment history as of date xx/xx/2022 the borrower is currently delinquent for 1 month and next due date is xx/xx/2021. The last payment was received on xx/xx/2022. The current P&I is in the amount of xx and PITI xx. The UPB is xx available in the provided payment history excel.	Collections Comments:
Collections Comments: According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 02 month and the next due date for payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 08.260%. The current UPB reflected as per the payment history is in the amount of xx.
Final application is missing from the loan file. However, unable to determine the current employment of the borrower.
The loan was modified on xx/xx/2017 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 8.255% beginning from xx/xx/2017 to the new maturity date xx/xx/2028.

Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 8.255% beginning from xx/xx/2017 to the new maturity date of xx/xx/2028.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date
Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. (xx)"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) , transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZUBXGI37RQ2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.060%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	74.482%	74.482%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.280%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 with the lender xx for the amount of xx which was recorded on xx/xx/2008.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
First installment county taxes for the year of 2021 have been paid in the amount of xx and the second installment county taxes for the year of 2021 are due in the amount of xx which was due on xx/xx/2022.
No prior year delinquent taxes have been found.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 01 month and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 7.280%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 01 month and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 7.280%. The new UPB is reflected in the amount of xx for default is unable to be determined.
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to the step modification and the rate was starting from 7.281% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2054. The rate changes in 4 steps ending at 10.183%.	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx"xx""	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Montana license validation test.
The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by xx/xx/2008. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter.
The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (xx) are not available for loans with a closing date before xx/xx/2008."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
FJ1HSN967XC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.310%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	84.982%	84.982%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx.
The chain of assignment has been completed as the subject mortgage is currently assigned to xx and all are in the favor of xx in the amount of xx which was recorded on xx/xx/2000, the second mortgage in the amount of xx which was recorded on xx/xx/2000 with book/page#xx and the third in the amount of xx which was recorded on xx/xx/2000 with book/page#xx . There is an active junior civil judgment against the borrower in the amount of xx in favor of "xx" and it was recorded on xx/xx/2009.
There is an active junior state tax lien against the xx in favor of "xx" and it was recorded on xx/xx/2015.
The 1st installment of county tax for 2021 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx has also been paid off on xx/xx/2022.
No prior year delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 10.310%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 10.310%. The current UPB is reflected in tape for the amount of xx.
As per comment dated xx/xx/2021, the borrower's income is impacted by Covid-19.
No evidence has been found regarding foreclosure proceedings and bankruptcy filings.
No evidence has been found regarding damages or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
W2YFBG5XV1Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.360%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	53.443%	53.443%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx with xx. recorded with the Instrument/Book/Page#xx .
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens found on the subject property/ borrower.
There are no prior year real estate delinquent taxes.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
According to the collection comment dated xx/xx/2021, the borrower's income is impacted by Covid-19. The servicer provided an FB plan which is started from xx/xx/2021 to xx/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	xx	3: Curable	* Missing Required State Disclosures (Lvl 3) "Following state disclosure are missing from the loan file.
1-Credit Property Insurance Disclosure
2-Priority of Security Instrument Disclosure
3-Attorney Selection Disclosure"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" due to
This loan failed the bona fide discount points test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:

1. The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

2. The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
J5KAVDY39W3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	101.008%	101.008%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2008	xx	Not Applicable	5.328%	xx	xx/xx/2008	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is an illness of the borrower.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx on xx/xx/2008.
																																																																																		The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.328% and new P&I is in the amount of xx that began from xx/xx/2008. The maturity is xx/xx/2037. There is no provision for the balloon payment.	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) ""xx" and "xx"" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
HFURC3JOXEF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.410%	361	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	92.590%	92.590%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2009	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx with Instrument# xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.

Annual combined taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2021and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%.

This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing credit report (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Z8MKL9EO6CY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.060%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	106.469%	106.469%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx with Instrument# xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx.

There are two civil judgments against the borrower in the favor of xx in the combined amount of xx which were recorded on xx/xx/2016 and xx/xx/2021.

2nd installment taxes of 2021 are due on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "credit report is missing from the loan file" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
291LH5768CS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.680%	91.680%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx with Instrument# xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found against the borrower.

Annual combined taxes of 2022 have been paid on xx/xx/2022 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2021 which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 11.75% and a maturity date of the loan is xx/xx/2037. The P&I as per latest payment history as of xx/xx/2022 P&I is xx and rate of interest is 10.75%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulation test failed due to Interest Rate Test.
Interest Rate Test shows loan data is 11.750%, Comparison data is 7.250% and Variance is +4.500%.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SCBNTL1L45S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.820%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	91.439%	91.439%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2016.
There are 2 civil judgments against the borrower in the favor of xx. and xx for the total amount of xx recorded on xx/xx/2018 and xx/xx/2015.
Combined annual taxes for the year of2021 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 10.820%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 10.820%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller tape, the servicer had provided the forbearance plan began on xx/xx/2021. The subject property occupancy is unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 11.82% and a maturity date of xx/xx/2021. The P&I as per payment history is the xx and rate of interest is 10.820%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2020. However, the modification agreement is missing from the loan file.
Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.

This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate or the discount points are marked as bona fide but an undiscounted rate value was not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file :-
1.Credit Property Insurance Disclosure
2.Priority of Security Instrument Disclosure
																																																																																								3.Attorney Selection Disclosure"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WM2S77UG89M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	83.994%	83.994%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There are three real estate tax liens found against the subject property in the total amount of xx filed by xx. The subject property is located in Pennsylvania which is a super lien state and there could be a possibility of foreclosure due to a non-paid of real estate tax liens. This can be cured by paying off the above liens with accrued interest.
The annual borough taxes for the year 2022 has been paid in the amount of xx on xx/xx/2022.
The annual county taxes for the year 2022 has been paid in the amount of xx on xx/xx/2022.
The annual school taxes for the year 2022 has been paid in the amount of xx on xx/xx/2021.
The annual county taxes for 2015 are currently delinquent in the amount of xx which were due and are good through xx/xx/2022.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.98%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.98%. The current UPB is reflected in tape for the amount of xx.
No evidence has been found regarding the current foreclosure proceedings.
According to the PACER, the borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. The amended chapter 13 (xx) plan was filed on xx/xx/2021 and confirmed on xx/xx/2022. The borrower shall pay monthly mortgage payment in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.
No evidence has been found regarding the damages or repairs.
As per latest property inspection report dated xx/xx/2022, located at "xx", the subject property is occupied by unknown.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2019. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The value of the home is less than the amount owed on the mortgage and as such the excess amount is wholly unsecured. There is no comment indicating a cram down. The POC (xx) was filed by the creditor "xx" on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2021 and confirmed on xx/xx/2022. The borrower shall pay monthly mortgage payment in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to
Interest Rate Test: FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed for Interest rate test. Charged is 11.98% and allowed is 7.00% and it is over by + 4.980%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
PAVYSEXEVHD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.390%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	76.470%	76.470%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.916%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.
The chain of assignment has been completed as the subject mortgage is currently assigned to "xx.
There is an active junior mortgage against the subject property in the amount of xx in favor of xx recorded on xx/xx/2007.
No active judgment or lien has been found against the borrower/subject property.
The annual county tax for 2021 has been paid in full in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 21 months and the next due date for the regular payment was xx/xx/2020. No evidence is available in updated payment history that confirms when the last regular payment has been made for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 6.920%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The loan is currently in collections.
According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 21 months and the next due date for the regular payment was xx/xx/2020. No evidence is available in updated payment history that confirms when the last regular payment has been made for the due date of xx/xx/2020. The monthly P&I is in the amount of xx with an interest rate of 6.920%. The current UPB is reflected in tape for the amount of xx.
No evidence has been found regarding foreclosure proceedings.
According to the PACER, the borrower had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2022.
As per comment dated xx/xx/2021, the borrower's income is impacted by Covid-19.
As per latest BPO report dated xx/xx/2021, the subject property had damages. The estimated repair cost is in the amount of xx for boarded window. However, no information has been found regarding completed repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2022. No further details are available regarding bankruptcy.

																																																																																		The loan was modified on xx/xx/2020 with the 2 step amortization with the new principal balance of xx . The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 6.916% beginning from xx/xx/2020 and the new maturity date is xx/xx/2050.	Credit Application Credit Report Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Y6BYSKGWPXM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.290%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	83.164%	83.164%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with "xx" which was recorded on xx/xx/2007 in the amount of xx. The chain of assignment has been completed. Currently, the mortgage assignment is with "xx"
There are 2 hospital liens found on the subject borrower in the total amount of xx these were recorded on xx/xx/2011.
1st & 2nd installments of county taxes for the 2021 have been paid in full in the total amount of xx on different dates.	According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx(xx) which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 6.22%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:Currently the loan is in collection.
According to the payment history as of xx/xx/2022 the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx(xx) which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 6.22%. The current UPB is reflected in tape for the amount of xx.
Modification agreement is missing from the loan file. Adjustment of term agreement with doc locator# xx PG#xx was made on xx/xx/2010 with a new principal balance of xx with fixed rate of 6.220%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2010 till the maturity date of xx/xx/2037. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2037.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VHSRDPAS931	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.820%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	97.744%	97.744%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	xx	4.428%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx which is in the favor of "xx".
The chain of assignments has been completed as currently the assignment is with "xx", which was recorded on xx/xx/2016.
Active Judgments and Liens;
1) Civil judgment found pending against the borrower recorded on xx/xx/2016 in the amount of xx which is in the favor of xx.
2) Civil judgment found pending against the borrower recorded on xx/xx/2015 in the amount of xx which is in the favor of xx;
1) 1st installment county taxes for 2020 have been paid in the amount of xx on xx/xx/2022.
2) 2nd installment county taxes for 2020 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the loan payments are currently 4 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.430% with xx in the amount of xx.	Collections Comments:The current status of loan is collections.
Payment history shows that the loan payments are currently 4 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.430% with xx in the amount of xx.
The loan was modified in the year 2021.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2021 shows that the borrower was impacted due to covid-19 resulting in unemployment.
Collection comment dated xx/xx/2021 shows that the borrower's property was affected due to natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage originated on xx/xx/2004 with a P&I of xx with an interest rate of 8.82000 % and a maturity date of xx/xx/2034. The current P&I as per the latest payment history is xx and the rate of interest is 4.430%. However, there is a change in P&I and rate of interest with respect to note data. As per servicing comment dated xx/xx/2021, the loan has been modified on xx/xx/2021. The new modified unpaid principal balance is in the amount of xx. The deferred amount is xx. Hence, the amount of xx is an interest-bearing amount. The interest rate is 4.428% with xx in the amount of xx. The first payment date is shown as xx/xx/2021 and the maturity date as xx/xx/2051.	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" due to
Prohibited Fees Test:Fail
Origination and Processing Fees Test:Fail
The loan data is xx and comparison data is xx; hence, the variance is +xx.
Prohibited Fees Test include: Title Examination Fee and Loan origination Fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test:Fail
The loan data is xx and comparison data is xx; hence, the variance is +xx.
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(xx)) it may charge an "additional charge". (xx).
If the loan is a Home Acquisition Loan (Iowa Code §535.8(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(xx), Gardin v. XXXX Co. 661 N.W.d2 193)
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(xx)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(xx); §535.8(xx), and Gardin v. XXXX Co. 661 N.W.d2 193)"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Iowa. The following state disclosures are missing in the loan file :-
1. Cosigner Notice
2. Notice to Consumer
3. Compliance with Truth in Lending Act
4. Choice of Insurer Disclosure"
																																																																																								* Operative index value is unable to confirm (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
0Y50MOY07CY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.760%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	91.137%	91.137%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	10.760%	xx	xx/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx which is in the favor of xx.
Property Tax Status;
1) 2nd installment county taxes for 2021 are due for the amount of xx on xx/xx/2022.
2) 1st installment county taxes for 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the loan payments are currently 14 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.760% with xx in the amount of xx.	Collections Comments:The current status of the loan is in collections.
Payment history shows that the loan payments are currently 14 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.760% with xx in the amount of xx.
This modification agreement was made between the borrower "xx" and lender "xx" on effective date of xx/xx/2018.
The new unpaid principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of xx and interest rate of 10.760% beginning with the first payment date of xx/xx/2018 till the maturity date of xx/xx/2038. According to modification agreement the lender has agreed to forgive the amount of xx.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2020 shows that the borrower was impacted due to covid-19 resulting in curtailment of income. Comment dated xx/xx/2021 shows that the borrower was given 12 months covid forbearance plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower "xx" and lender "xx" on effective date of xx/xx/2018.
The new unpaid principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of xx and interest rate of 10.760% beginning with the first payment date of xx/xx/2018 till the maturity date of xx/xx/2038.
According to modification agreement the lender has agreed to forgive the amount of xx.	Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance for LTV>80% Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Mortgage Insurance Certificate missing (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
V9XUGVR23ZV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	206	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	57.863%	57.863%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2006 with the lender xx in the amount of xx which was recorded on xx/xx/2006 Instrument# | Book/Page# xx .
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/xx/2016.
There are two judgments active against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
No prior year's delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the rate of interest 10.370%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months with the loan and the next due date for the regular payment is xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.
As per seller's tape data FB plan was started on xx/xx/2021. However, no further details provided regarding covid impact.
Subject property is occupied owner. Unable to determine the current condition of property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 11.37% and a maturity date of the loan is xx/xx/2024. The P&I as per latest payment history is xx and rate of interest is 10.370%. However, there is a reduction in P&I and rate of interest with respect to original note data. The modification agreement is missing from the loan file.	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"xx" as loan is failing for-

1-First Lien Lender Fees Test.

2-Bona Fide Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "First Lien Lender Fees Test: Fail.
Loan data is xx and comparison data is xx hence, the variance is +xx.

This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(xx)) The loan is a first lien mortgage with a principal amount that is greater than or equal to xx and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (xx) and interest; or The loan is a first lien mortgage made by xx.25% of the principal amount or xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (xx) and interest; or The loan is a first lien mortgage with a principal amount that is less than xx and the loan charges a lender fee.

Bona Fide Discount Points Test is fail.

This loan failed the bona fide discount points test due to one of the following findings: The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an un discounted rate value was not provided."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TTJJ06ZZV2Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.960%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	63.963%	63.963%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	11.460%	xx	xx/xx/2021	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2008 in the amount of xx with xx, and it was recorded on xx/xx/2008.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a junior mortgage originated on xx/xx/2011 in the amount of xx with xx, United States Department of Agriculture, and it was recorded on xx/xx/2011.

No active judgments or liens have been found.

Annual combined taxes of 2021 are exempt.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for xx/xx/2021. The current P&I is xx with an interest rate of 11.460%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and accrued interest in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019.

The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is xx/xx/2021. The last payment was received in the amount of xx which was applied for xx/xx/2021. The current P&I is xx with an interest rate of 11.460%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.
According to the review of latest collection comments the foreclosure was accelerated in the loan in 2019. The foreclosure bidding instruction located at "xx" states that the foreclosure sale had been scheduled on xx/xx/2019. The biding calculation completed on xx/xx/2019 and approved the bid for xx. However, the foreclosure sale is put on hold due to bankruptcy chapter -13 filed on xx/xx/2019. The bankruptcy is still active.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in 2019. The foreclosure bidding instruction located at "xx" states that the foreclosure sale had been scheduled on xx/xx/2019. The biding calculation completed on xx/xx/2019 and approved the bid for xx. However, the foreclosure sale is put on hold due to bankruptcy chapter -13 filed on xx/xx/2019. The bankruptcy is still active.
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The date of last filing bankruptcy is xx/xx/2022. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.
The latest POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is xx. As per amended chapter 13 plan, the debtor has committed to pay the trustee the sum of the xx per month for a period of 60 months and the arrearage in the total amount of xx, committed to pay the trustee the sum of the xx per month. As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of xx.	Loan modification agreement was made between borrower and lender on effective date of xx/xx/2017. The borrower had given promise to pay the UPB of xx with interest rate of 11.460% with xx.	Affiliated Business Disclosure Credit Application Credit Report Hazard Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing proof of hazard insurance (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Alabama State. The following state disclosures are missing in the loan file;
1. Choice of Insurer."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZDEUIGVIG0G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.220%	359	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	96.495%	96.495%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2016.
There is IRS lien against the borrower in the favor of xx for the amount of xx recorded on xx/xx/2020.
Combined annual taxes for the year of 2021-2022 have been paid in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 12 months and the next due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.220%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.220%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower was impacted by covid-19 pandemic. FB plans ran and were extended several times from xx/xx/2020 or last fb plan was provided on xx/xx/2021. As per the comment dated xx/xx/2021, the subject property is located in natural disaster. As per the comment dated xx/xx/2021, the reason for default is curtailment of income. As per the comment dated xx/xx/2022, the subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
I5N1YNLNQAR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	99.608%	99.608%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006, in the amount of xx with xx
The chain of assignment has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 120+days and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collections and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. As per comment dated xx/xx/2021, the subject property has been affected by natural disaster. No comment pertaining to the damage on the subject property has been observed.
As per comment dated xx/xx/2022, the borrower's income was impacted by covid-19.
No foreclosure activity has been found.
No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 11.360% and a maturity date of xx/xx/2037. The P&I as per payment history is the xx and rate of interest is 6.000%, however, there is a different in P&I and rate of interest with respect to note. As per tape data, the loan has been modified on xx/xx/2021. However, the modification agreement is missing in the loan file.

HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Right of Rescission Test:-Fail
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) ,
transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1R3AWZVBQC3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.920%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	79.969%	79.969%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	12.919%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with the lender xx.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found pending.
 Property Tax Status;
1)  Annual county taxes of 2021-2022 are found delinquent in the amount xx which were due on xx/xx/2021 with the good through date of xx/xx/2022.
2) 2nd installment county taxes for 2021 are due for the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the loan payments are currently 4 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.920% with xx in the amount of xx.	Collections Comments:The loan is currently in collections.
Payment history shows that the loan payments are currently 4 months in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.920% with xx in the amount of xx.
There is a rate reduction rider available in the loan file located at "xx in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2020 shows that the borrower was impacted due to covid-19. Comment dated xx/xx/2021 shows that the borrower was given 12 months covid forbearance plan.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JMOM40D7DDX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.270%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	74.791%	74.791%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.110%	xx	xx/xx/2010	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that subject mortgage was originated on xx/xx/2007 with the lender "xx" for the amount of xx and which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently the assignment is with "xx", which was recorded on xx/xx/2016.
There is a civil Judgment against the borrower in the favor of "xx" for the amount of xx which was recorded on xx/xx/2008.
The 2021 county annual taxes have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes has been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 1 month and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 2.110%. The current UPB is reflected in the amount of xx.	Collections Comments:The current status of the loan is collection.

According to the payment history as of xx/xx/2022, the borrower is delinquent with the loan for 1 month and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx, which was applied for the due date of xx/xx/2021. The monthly P&I is xx with an interest rate of 2.110%. The current UPB is reflected in the amount of xx.

As per AOT document located at "xx", there is a reduction in P&I and rate of interest with respect to Note data. The AOT was effective on xx/xx/2010 with the new principal balance is xx. Deferred balance is in the amount of xx. The borrower has promised to pay the amount of xx with an interest of 2.11% beginning on xx/xx/2010 till maturity date of xx/xx/2050.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

Unable to determine the current condition & occupancy of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per AOT document located at "xx", there is a reduction in P&I and rate of interest with respect to Note data. The AOT was effective on xx/xx/2010 with the new principal balance is xx. Deferred balance is in the amount of xx. The borrower has promised to pay the amount of xx with an interest of 2.11% beginning on xx/xx/2010 till maturity date of xx/xx/2050.	Credit Application Credit Report Flood Certificate Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit Application located at "xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.
Brokerage/Finder Fee Test due to Fees Charged xx, Fees Threshold xx, Over by +xx.

The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1.Placement of Insurance Disclosure
2.TN Consent to Disclosure of Insurance Information
3.Choice of Agent/insurer
																																																																																								4.Insurance Solicitation/Post Commitment"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
AOUFS5B9FW6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.189%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.470%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 with lender xx which was recorded on xx/xx/2006. The Assignment of the subject mortgage is compete as xx with xx.
No active liens and judgments have been found on the updated title report.
Annual combined tax for the year of 2022 has been paid on xx/xx/2022 in the amount of xx.
Annual School tax for the year of 2022 has been paid on xx/xx/2021 in the amount of xx.
Review of the payment history shows that the borrower is performing. The last payment was received on xx/xx/2022 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2022. The rate of interest is 5.470% and the current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. The collection comments are missing from the loan file. Review of the payment history shows that the borrower is performing. The last payment was received on xx/xx/2022 in the amount of xx which was applied on xx/xx/2021 and the next due date is xx/xx/2022. The rate of interest is 5.470% and the current UPB is in the amount of xx.
Loan Modification Agreement was made between borrower and lender on xx/xx/2019. According to the loan modification agreement the first payment is due on xx/xx/2019. The new modified P&I is xx and the rate of interest is 5.470%. According to the modification agreement the modified UPB is in the amount of xx. Servicer has agreed to forgive the amount of xx. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2052.
No information has been found regarding the foreclosure and bankruptcy in the loan file.
No information has been found regarding the COVI-19 in the loan file.
No information has been found regarding the current occupancy in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification Agreement was made between borrower and lender on xx/xx/2019. According to the loan modification agreement the first payment is due on xx/xx/2019. The new modified P&I is xx and the rate of interest is 5.470%. According to the modification agreement the modified UPB is in the amount of xx. Servicer has agreed to forgive the amount of xx. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2052.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"xx"xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3OWJZM9S39K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.170%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	103.913%	103.913%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There is an active junior mortgage against the subject property in the favor of "xx" in the amount of xx, originated on xx/xx/2005, which was recorded on xx/xx/2005 with the instrument | xx # xx
There is a lis pendens notice which reflects an active property right dispute located at (xx) in the favor of "xx" which was recorded on xx/xx/2014 against "xx".
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent for a month. The last payment was received on xx/xx/2022, which was applied for the due date of xx/xx/2021 and the next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2011. As per Voluntary Petition schedule D (xx) , the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC (xx) was filed by the creditor "xx" on xx/xx/2011 for the secured claim amount of xx and the amount of arrearage is xx. The modify chapter 13 (xx) plan was filed on xx/xx/2011. The borrower has promised to make monthly mortgage payment in the amount of xx per month to the trustee under the chapter 13 plan. The bankruptcy was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The modification document is missing from the loan file. This is a conventional ARM rate mortgage originated on xx/xx/2005 with a P & I of xx with the rate of interest 8.170% and a maturity date of xx/xx/2035. The current P & I as per the latest payment history as of xx/xx/2022 is xx and rate of interest is 8.000%. However, there is a reduction in P & I and rate of interest with respect to note data, which seems that there would be a possible modification, but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan Program disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the IL State. The following state disclosures are missing in the loan file;
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
GMMEJ32RP0E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2020	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.110%	181	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Cash Out	50.077%	50.077%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2010 and was recorded on xx/xx/2010 with instrument# xx in the amount of xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with bayview loan
Servicing, Llc which is recorded on xx/xx/2016.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

There is one junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2010 in favor of xx.

1st combined taxes of 2021 are paid off in the amount of xx on xx/xx/2021.

2nd combined taxes of 2021 are paid off in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 22 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.110%. The rate will be changed as per agreed rate reduction rider. (xx).	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 22 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.110%. The rate will be changed as per agreed rate reduction rider. (xx).

Collection comment dated xx/xx/2021 states that the borrower is impacted by Covid-19. No further information has been found.

The notice of lis pendens was filed on xx/xx/2019 with the case # xx. However, no further details have been found regarding FC procedure.
Foreclosure Comments:The notice of lis pendens was filed on xx/xx/2019 with the case # xx. However, no further details have been found regarding FC procedure.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.

HOEPA Higher-Priced Mortgage Loan Test is fail. Loan data is 9.454% and comparison data is 5.490%.Hence, the variance is +3.964%"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "xx"
* Initial Good Faith Estimate is Missing (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
R0H77Y216U7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.180%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	84.381%	84.381%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	8.182%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and it was recorded on xx/xx/2005 in the amount of xx in favor of xx for "xx".
The chain of assignment is completed as the subject mortgage is still with the lender "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Annual county taxes for 2020 & 2021 were exempted on xx/xx/2020 & xx/xx/2021 respectively.	Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 11 months. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 8.180% .As per history, the UPB is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2022, the borrower is delinquent for 11 months. The next regular payment is due on xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx with rate of 8.180% .As per history, the UPB is in the amount of xx.
The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2020 with the case# xx.
The schedule-D in voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx. This plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2020, the debtor shall make regular ongoing mortgage payment in the amount of xx monthly for 58 months to the trustee.
No evidence has been found regarding the foreclosure process.
No information has been found regarding the current occupancy & property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-13 on xx/xx/2020 with the case# xx.
																																																																																	The schedule-D in voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx. This plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2020, the debtor shall make regular ongoing mortgage payment in the amount of xx monthly for 58 months to the trustee.	The loan was modified on xx/xx/2021 with the 2 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of xx with the new initial step interest rate of 7.402% beginning from xx/xx/2021 and the new maturity date is xx/xx/2061.	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
970K5CN0ZSL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	No	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.681%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	80.000%	80.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.176%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 with Book/Page#xx in the amount of xx in the favor of xx.

The chain of mortgage assignment is not completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2007. It should be with xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

2nd county taxes of 2021 have been due in the amount of xx on xx/xx/2022.

The annual water/sewer taxes are delinquent in the amount of xx which was good through till xx/xx/2022.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.176%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.176%. The current UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to determine.

As per comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Loan modification agreement was made between the borrower and lender on xx/xx/2020. The new modified step rate is 7.176% to 12.176% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2020. The new principal balance is xx.

No evidence has been found regarding Foreclosure.
No evidence has been found regarding Bankruptcy.
No evidence has been found regarding litigation and contested matter.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2020. The new modified step rate is 7.176% to 12.176% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2020. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2048. Reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Right of Rescission	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
CF6AYI3SVZA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.320%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	95.172%	95.172%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	11.320%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 are delinquent in the amount of xx till good through dated xx/xx/2022.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.320%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 11.320%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated xx/xx/2022 located at "xx", the subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The adjustment of terms agreement was made on xx/xx/2010 between the borrowers "xx" and lender "xx". As per the modified terms, the new principal balance is xx and the deferred principal balance is xx. The borrower has promised to pay the amount of xx with the interest rate of 11.32% beginning on xx/xx/2010 till maturity date of xx/xx/2039.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State/Local Predatory Test Failed (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OCK2I8OZW20	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.863%	360	xx/xx/2009	xx/xx/2010	Conventional	Fixed	Cash Out	64.436%	64.436%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	10.860%	xx	xx/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2009 with the lender xx which was recorded on xx/xx/2010.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found.
Annual county taxes of 2021 have been delinquent in the amount of xx which was due on xx/xx/2021 and good through till xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 21 months and the next due date for the payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 21 months and the next due date for the payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx and (xx) xx on xx/xx/2020.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 10.860% and new P&I is in the amount of xx that began from xx/xx/2020. The maturity is xx/xx/2044. There is no provision for the balloon payment.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 12.271% exceeds APR threshold of 6.270% over by +6.001%.

This loan failed the HOEPA higher-priced mortgage loan test."
																																																																																								* Missing credit report (Lvl 2) "xx"		Critical	Fail	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TXU0YZ1Q20N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.490%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Purchase	107.963%	107.963%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2000 and it was recorded on xx/xx/2000 in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:
1. There is an active junior civil judgment available in the updated title report against borrower in the amount of xx in favor of xx recorded on xx/xx/2018.

The annual County taxes for 2022 have been paid in full in the amount of xx.	The review of the payment history as of xx/xx/2022 shows that the borrower is currently delinquent for more than 2 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 10.24%.	Collections Comments:As per tape data, the loan is in collection.
The collection comments are missing so unable to determined reason for default, covid, foreclosure and bankruptcy related information.
The current property occupancy and condition is also not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 13.490% and a maturity date of the loan is xx/xx/2030. The P&I as per updated payment history as of the date is xx and rate of interest is 10.240%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Flood Certificate	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulation test failed due to following reasons:
1. Interest Rate Test shows loan data is 13.490%, comparison data is 8.500% and variance is +4.990%.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

2. Prepayment Term Test shows loan data is 60 months, comparison data is 0 months and variance is 60 months.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reasons:
1. TILA finance charge test shows loan data is xx, comparison data is xx and variance is -xx.
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. TILA APR test shows loan data is 14.500%, comparison data is 14.750% and variance is -0.250%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) )
The annual percentage rate (xx) is 14.750%. The disclosed APR of 14.500% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing flood cert (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OVAGIHS6V61	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	88.743%	88.743%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.
There are two civil judgments in the favor of xx in the amount of xx which was recorded on xx/xx/2018 and xx/xx/2009.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 11 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 11 months and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"moderate" due to:
TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Copy of Appraisal or Statement of Appraised Value."
																																																																																								* Prepayment Rider Missing (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BMV7VL8UN5Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.610%	240	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	88.150%	88.150%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 with the lender xx. The amount of xx which was recorded on xx/xx/2009 with Instrument# xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment county taxes for the year 2021 has been paid off in the amount of xx on xx/xx/2021.

2nd installment county taxes for the year 2021 has been paid off in the amount of xx on xx/xx/2022.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 6 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with current interest rate as per payment history is 3.125%. The current UPB reflected is in the amount of xx.	Collections Comments:The current legal status of the loan is in collections.

According to the payment history as of xx/xx/2022, the borrower is currently 6 months delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with current interest rate as per payment history is 3.125%. The current UPB reflected is in the amount of xx.

No details have been found regarding foreclosure.

No evidence have been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between xx xx on xx/xx/2022. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.125% beginning from xx/xx/2022 till the maturity date of xx/xx/2061. There is no forgiven amount and deferred balance amount.	Credit Application Credit Report Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for the late fees test.
This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located.
The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx. However, if the Date Creditor Received Application Date is before xx/xx/2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed xx."
* Missing credit report (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7IAF9L0W295	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Yes	Other	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.730%	300	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Refinance	70.204%	70.204%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 in the amount of xx which is in the favor of xx.
The chain of assignment has been completed as xx with xx.
Active Judgments and Liens;
1) There is one eminent domain/condemnation (xx) lien against the subject property recorded on xx/xx/2013 which is in the favor of xx. The amount is unavailable.
2) One municipal lien found pending against the subject property recorded on xx/xx/2018 which is in the favor of xx. The amount is unavailable.
Tax information is not available in the UT.	Review of payment history as of xx/xx/2022 shows that the loan payments are currently 16 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.730% with xx in the amount of xx.	Collections Comments:According to tape data the loan is currently in foreclosure.
Payment history shows that the loan payments are currently 16 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2022 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.730% with xx in the amount of xx.
The loan has not been modified since origination.
Borrower has not filed bankruptcy yet.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate.
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
																																																																																								* Missing Appraisal (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8HM0E74KBTM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	99.041%	99.041%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx for the amount of xx which was recorded on xx/xx/2006.
No assignments have been found.
No active liens and judgments have been found.
County annual taxes for the year of 2021 have been paid in the amount of xx.
City annual taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

According to the updated title report dated xx/xx/2022, the borrower is delinquent for 02 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 10.8600%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 02 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2021 in the amount of xx. Current P&I is xx and the interest rate of 10.8600%. The new UPB is reflected in the amount of xx for default is unable to be determined.
No foreclosure activity has been found.
The Borrower xx had filed BK on date xx/xx/2008 with the case # xx under chapter 13. As per the amended chapter 13 plan filed on date xx/xx/2008, the borrower promises to pay xx monthly basis over a term of 60 months. As per the Schedule-D of voluntary petition dated xx/xx/2008, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. The bankruptcy discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The Borrower xx had filed BK on date xx/xx/2008 with the case # xx under chapter 13. As per the amended chapter 13 plan filed on date xx/xx/2008, the borrower promises to pay xx monthly basis over a term of 60 months. As per the Schedule-D of voluntary petition dated xx/xx/2008, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. The bankruptcy discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DE3Q0LH7Q5W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.180%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	101.342%	101.342%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx, for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx its successor and assigns which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 10.177%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 10.177%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated xx/xx/2022 located at "xx", the subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"xx" is failed.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1VTQ392VB03	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.820%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	97.693%	97.693%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2007	xx	Not Applicable	9.500%	xx	xx/xx/2007	Financial Hardship	As per review of updated title report dated xx/xx/2022, subject mortgage was originated & recorded on same date of xx/xx/2006 in the amount of xx with xx.
 The chain of assignment has been completed as currently the assignment is with "xx", recorded on xx/xx/2016.
Active Judgments and Liens;
 1) There is one UCC lien found pending against the borrower recorded on xx/xx/2014 which is in the favor of "xx". Amount of lien is unavailable.
 No active liens or judgments have been found pending.
Property Tax Status;
1) Annual combined taxes for 2019,2020,2021 are found delinquent for the total amount of xx which were due on xx/xx/2020, xx/xx/2021 and xx/xx/2022 respectively, with the god through date of xx/xx/2022.
2) Annual combined taxes for 2018 have been paid in the amount of xx on xx/xx/2019.	Review of payment history as of xx/xx/2022 shows that the loan payment is currently 1month in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.500% with xx in the amount of xx.	Collections Comments:The current status of loan is collections.
Payment history shows that the loan payment is currently 1month in delinquency. The next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.500% with xx in the amount of xx.
The modification agreement was made between the borrower and lender on the effective date of xx/xx/2007.
The new unpaid principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of xx with the interest rate of 9.500% beginning with the first payment date of xx/xx/2007 till the maturity date of xx/xx/2036.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Unable to perform covid review as the collection comments are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender on the effective date of xx/xx/2007.
The new unpaid principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of xx with the interest rate of 9.500% beginning with the first payment date of xx/xx/2007 till the maturity date of xx/xx/2036.	Credit Application Credit Report Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Manufactured home is not affixed. An appraisal report is located on "xx.pdf" at "xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State Regulations Test failed.

This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J0J3BWGGMWA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.490%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	91.150%	91.150%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of "xx".
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx/xx/2016.
There is an active prior mortgage against the subject property in the favor of "xx" in the amount of xx which originated on xx/xx/1990 which was recorded on xx/xx/1990 with the instrument | xx # xx. However, this prior mortgage is shown in schedule-B of the final title policy as an exception and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
Combined annual taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.	xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.990%. The current UPB is reflected in the payment history for the amount of xx.	Collections Comments:xx which was applied for the due date of xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 9.990%. The current UPB is reflected in the payment history for the amount of xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. The reason for the default is unable to be determined. The borrower's willingness and ability to pay is fair. The loan has not been modified since origination. No visible damage has been found regarding the subject property. As per tape data the property occupancy stated as owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina. The following state disclosures are missing in the loan file :-
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
																																																																																								3. Attorney Selection Disclosure"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
OVQ5P5BJP9A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	87.464%	87.464%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2009	xx	xx	11.360%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx. The amount of xx which was recorded on xx/xx/2007 with Instrument# xx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx/xx/2021.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with current interest rate as per payment history is 11.360%. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan in collection.

According to the payment history as of xx/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount xx with current interest rate as per payment history is 11.360%. The current UPB reflected is in the amount of xx.

The temporary adjustment of term agreement located at_ xx Page# xx was made on xx/xx/2009 with a new principal balance of xx with fixed rate of 11.360%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2010 till the maturity date of xx/xx/2038. There is deferred balance amount is xx. Hence, the interest bearing amount is xx.

Unable to determine the reason for default.

As per tape data the subject property is owner occupied.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The temporary adjustment of term agreement located at_ xx Page# xx was made on xx/xx/2009 with a new principal balance of xx with fixed rate of 11.360%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2010 till the maturity date of xx/xx/2038. There is deferred balance amount is xx. Hence, the interest bearing amount is xx.	Credit Application Credit Report Transmittal (xx)	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx" * Transmittal (1008) is Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
DUCJD1M7GOM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.110%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	61.224%	61.224%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	9.610%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx for the amount of xx which was recorded on xx/xx/2007.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Annual county taxes for the year of 2021 show the as "exempt".
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 08 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.610%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 08 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.610%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount of xx. Plan was confirmed on xx/xx/2020. The debtor has promised to pay in the amount of xx for 04 months, xx for 08 months and xx for 48 months.
As per the BPO report dated xx/xx/2021 which was located at "xx", the subject property is occupied by unknown party. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount of xx. Plan was confirmed on xx/xx/2020. The debtor has promised to pay in the amount of xx for 04 months, xx for 08 months and xx for 48 months.
The loan was modified on xx/xx/2017 between the lender and the borrower. As per the modified terms, the new principal balance is xx. The debtor has promised to pay in the amount of xx with an interest rate of 9.610% beginning from xx/xx/2017 till new maturity date of xx/xx/2031.
																																																																																			Credit Application Credit Report Flood Certificate Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Missing flood cert (Lvl 2) "xx" * Prepayment Rider Missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
P9AK368Q0O4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	103.417%	103.417%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

Annual county taxes of 2022 are due in the total amount of xx.

As per additional information provided by UT, there is a special assessment which are due in the amount of xx.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3% which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 3% which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
Unable to confirm the current condition & occupancy status of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx/xx/2021 and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate 3% that began from the first payment date xx/xx/2021 till the maturity date of xx/xx/2061. No forgiven and deferred has been noted in the modification agreement.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
AWS1620YMBV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.800%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	8.445%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx for the amount of xx which was recorded on xx/xx/2006.
Chain of assignment has been completed. Last assignment is with the "xx".
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx/xx/2016.
There is one state tax lien against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
Combined annual taxes for the year of 2022 have been paid in the amount of xx.
School annual taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

According to the updated title report dated xx/xx/2022, the borrower is delinquent for 22 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2020 in the amount of xx. Current P&I is xx and the interest rate of 8.450%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 22 months and the next due date is xx/xx/2020. Last payment was received on xx/xx/2020 in the amount of xx. Current P&I is xx and the interest rate of 8.450%. The new UPB is reflected in the amount of xx for default is unable to be determined.
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2019 and a new principal balance is xx to the step modification and the rate was starting from 8.445% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2019 with a new maturity date of xx/xx/2059. The rate changes in 3 steps ending at 9.800%.	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Prepayment Rider Missing (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7XXXGV2N553	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.810%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	60.355%	60.355%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	9.810%	xx	xx/xx/2021	Financial Hardship	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with lender xx. in the amount of xx.

The chain of the assignment has been completed. Currently, the assignment is with xx.

There is no active Judgments liens has been found in UT.

Current taxes due found in the amount of xx.

Current taxes paid found in the amount of xx.

According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx, which includes P&I xx with the rate of interest of 9.870%, which was applied for the due date of xx/xx/2021. UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the Collections.

According to a review of the payment history as of xx/xx/2022, the borrower is currently delinquent for 03 months and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx, which includes P&I xx with the rate of interest of 9.870%, which was applied for the due date of xx/xx/2021. UPB reflected in the latest payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is Curtailment of Income.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2021- xx/xx/2022. Further details not provided.

As per comment dated xx/xx/2021 the subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between lender xx on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 9.810% beginning from xx/xx/2021 with a maturity date of xx/xx/2061. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8G6NCF8BKF1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.680%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	21.382%	21.382%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	8.406%	xx	xx/xx/2020	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with "xx".

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 8.410% which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx/xx/2022 shows that the borrower is current with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx with interest rate 8.410% which was applied for the due date xx/xx/2021. The current UPB as of the date is xx.
No foreclosure and bankruptcy evidence has been found.
Unable to confirm the current condition & occupancy status of subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date xx/xx/2020 and a new principal balance is xx to a step modification and the rate was starting from 8.406 % and borrower has promised to pay P&I in the amount of xx that began from xx/xx/2020 with a new maturity date of xx/xx/2059. The rate changes in 3 steps ending at 9.680%. No forgiven has been noted in modification agreement.	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
TBQ6WRPOJJQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.490%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	60.956%	60.956%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx.
The chain of assignments has been completed. Currently, the mortgage is with xx, which was recorded on xx/xx/2016.
There is a state tax lien in the favor of xx which was recorded on xx/xx/1994.
There is a civil judgment in the favor of xx, which was recorded on xx/xx/2022.
Annual combined taxes for 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is delinquent for 60+days and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The monthly P&I is in the amount of xx with an interest rate of 10.490%. The current UPB is reflected in the amount of xx.
Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021.
No foreclosure activity has been found.
No post close bankruptcy record has been found.  The RFD is unable to be determined. Unable to determine current occupancy and condition of the property.
As tape data, the borrower's income was impacted by covid. The FB plan was approved that began from xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at "xx Page#xx"xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "NC Rate Spread Home Loan Test: FAIL
This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(xx)(xx) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

NC RSHL DTI Provided Test: FAIL
This loan failed the DTI provided test. (NC HB 1817 Section 4(xx) (xx))
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(xx) , transferred from 12 CFR §226.23(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
																																																																																								3. Attorney Selection Disclosure"		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
M02N4A1XKBQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	No	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.760%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	99.782%	99.782%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	6.999%	xx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with "xx".

The chain of assignment has been completed. Currently, the assignment is with "xx", its successors and assigns.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.
2nd installment of county taxes of 2021 have been due in the amount of xx on xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 04 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 04 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 06.999%. The current UPB reflected as per the payment history is in the amount of xx.

Final application is missing from the loan file. However, unable to determine the current employment of borrower.

The loan was modified on xx/xx/2019 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 6.999% beginning from xx/xx/2019 and the new maturity date is xx/xx/2059. Lender agrees to forgive the amount of xx.

As per comment dated xx/xx/2022, the subject property is non-owner occupied. As per the comment dated xx/xx/2021, the water line has broken in the house and insurance has not placed. No further details have been found
As per comment unable to determine reason for default of the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 6.999% beginning from xx/xx/2019 and the new maturity date is xx/xx/2059.	Credit Application Credit Report	xx	3: Curable	* Occupancy concerns - (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Montana license validation test.
The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by xx/xx/2008. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter.
The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (xx)
are not available for loans with a closing date before xx/xx/2008."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3ZSISQTFRZR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.080%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	101.174%	101.174%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	9.080%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2008 with instrument# xx in the amount of xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with loan
Servicing, Llc, Its successors and assigns which is recorded on xx/xx/2016.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

2021 county annual taxes are delinquent in the amount of xx on xx/xx/2021.	Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.080%.	Collections Comments:Currently, the loan is in collections.

This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.080% and a maturity date of the loan is xx/xx/2025. The P&I as per updated payment history as of the date is xx and rate of interest is 9.090%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2022 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.080%.

Collection comment dated xx/xx/2020 states that the RFD is reduction of income. No further information has been found.

No more evidence is available in the latest servicing comments regarding further foreclosure proceedings.

No evidence is available in the latest servicing comments regarding bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.080% and a maturity date of the loan is xx/xx/2025. The P&I as per updated payment history as of the date is xx and rate of interest is 9.090%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HV85CC5JO24	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.180%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	60.255%	60.255%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	xx	8.410%	xx	xx/xx/2011	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2009 which was recorded on xx/xx/2009 with Instrument#xx in the amount of xx in the favor of xx.

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2016.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

2nd county taxes of 2021 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.410%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.410%. The current UPB reflected as per the payment history is in the amount of xx.

Unable to determine the reason for default.

The subject property is owner occupied.

The modification agreement was made between the lender and borrower on xx/xx/2011.  As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.410% beginning from xx/xx/2011 with a maturity date of xx/xx/2052. There is deferred balance in the amount of xx. The modification does not have a balloon provision. The loan has been modified once since origination.

Unable to determine current condition of subject property.
No evidence has been found regarding Foreclosure.
No evidence has been found regarding Bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2011. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 8.410% beginning from xx/xx/2011 with a maturity date of xx/xx/2052. There is deferred balance in the amount of xx. The modification does not have a balloon provision. The loan has been modified once since origination.

Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations test failed.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is located."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XVTH4B656IK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.260%	181	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	69.384%	69.384%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	11.260%	xx	xx/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 which was recorded on xx/xx/2008 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the available payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is currently in collections. According to the available payment history as of xx/xx/2022, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and the deferred balance is xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate of 11.26% beginning from xx/xx/2018 till the maturity date of xx/xx/2034. The interest bearing amount is xx.	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "xx"xx", shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage.
Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx), transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Missing credit report (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56EQ3PTSZ53	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.200%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	82.937%	82.937%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	6.000%	xx	xx/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2009 and it was recorded on xx/xx/2009 in the amount of xx in favour of xx

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

1st county taxes of 2021/2022 have been paid in the amount of xx on xx/xx/2021.

2nd utilities taxes of 2021/2022 have been delinquent in the amount of xx and good through date is xx/xx/2022.

As per updated title report there is prior mortgage against the subject property which originated on xx/xx/2002 and recorded on xx/xx/2022 in the amount xx in favour of XXXX, Corporation.

According to the updated title report dated xx/xx/2022, there are two active mortgages. 1st mortgage amount is xx which recorded on xx/xx/2015 and 2nd mortgage amount is xx which recorded on xx/xx/2021.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 5 month and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx.

According to servicing comment dated xx/xx/2021, borrower is impacted by covid-19.  As per collection comment dated xx/xx/2021, borrower agrees forbearance plan which started from xx/xx/2021 and it extend up to xx/xx/2022. Borrower will pay in the amount of xx.

As per collection comment dated xx/xx/2021, homeowner's property is affected by natural disaster.

Modification details have been found.
There is no foreclosure and bankruptcy activity in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2012. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 6.000% beginning from xx/xx/2021 with a maturity date of xx/xx/2047. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the DTI provided test. (xx)
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (xx) ratio of the borrower was not provided.
The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is non- escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 10.565%      Allowed: 6.430%     Over by: +4.135%"
* Missing credit report (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CP1ONNXU7RC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.100%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	104.149%	104.149%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 with the lender xx for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx its successors and assigns which was recorded on xx/xx/2016.
There is a junior mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender "xx" for the amount of xx.
There is IRS lien against the borrower in the favor of xx for the amount of xx recorded on xx/xx/2018.
Second installments of county taxes for the year of 2021 are due in the amount of xx on xx/xx/2022.
First installments of county taxes for the year of 2021 are delinquent in the amount of xx on xx/xx/2021 till good though dated xx/xx/2022.
According to latest payment history as of xx/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.099%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for the due date xx/xx/2021. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is 9.099%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission Transmittal (xx)	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HRTXDECN07G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2021	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.950%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	98.409%	98.409%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx. The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns. No active judgments or liens have been found. 1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2021. No prior year delinquent taxes have been found. According to updated title report borrower has changed her name into Rita Vance. Further detail or document not provided. According to updated title report there is quit claim deed has been found on dated xx/xx/2002. However, husband gave his property to his wife Rita Vance through quit claim deed.	According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 26 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.440% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in Foreclosure. According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 26 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.440% The current UPB reflected as per the payment history is in the amount of xx. The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower's willingness to pay is poor and servicing rating below expectation. Further details not provided.
Foreclosure Comments:The foreclosure was initiated on year 2018. The notice of Lis pendens located at (xx) shows that the foreclosure complaint was filed on xx/xx/2018 in the favor of "xx" with case#xx. Further detail not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The POC was filed by the creditor "xx" on xx/xx/2018 for the secured claim amount of xx and the amount of arrearage is xx. Dismissed chapter 13 the plan was filed on xx/xx/2018, and confirmed on xx/xx/2018. The debtor shall pay to the trustee the sum of xx monthly for 60 months under Chapter 13. The date of last filing bankruptcy is xx/xx/2020, Debtor dismissed: xx/xx/2019, terminated on xx/xx/2020 and bankruptcy is dismissed.	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 11.95000% and a maturity date of the loan is xx/xx/2028. As per latest payment history as of xx/xx/2022, P & I is xx and rate of interest is 5.440%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit Application located at "xx Page#xx"xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "xx"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
YX8949IIRLY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.290%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	84.727%	84.727%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and it was recorded on xx/xx/2007 in the amount of xx in favor of xx.

The chain of assignment has been completed as the subject mortgage is currently assigned to "xx".

No active judgment/lien has been found against the borrower/subject property.

The annual county tax for 2021 has been paid in full in the amount of xx on xx/xx/2021.
The annual city tax for 2021 has been paid in full in the amount of xx on xx/xx/2021..	Review of updated payment history as of xx/xx/2022, the borrower is delinquent with the loan for 1 month and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in collections.
Review of updated payment history as of xx/xx/2022, the borrower is delinquent with the loan for 1 month and the next due for regular payment is xx/xx/2021. The last regular payment (xx) has been made on xx/xx/2022 in the amount of xx for the due date of xx/xx/2021. The UPB as of the date is in the amount of xx.
No information has been found regarding foreclosure proceedings and bankruptcy filings.
As per recent property inspection report dated xx/xx/2022 located at "xx", the subject property is currently occupied by unknown.
No information has been found related to damages or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Credit Application Mortgage Insurance	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * MI, FHA or MIC missing and required (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
ADQD2KCYBIS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	71.687%	71.687%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2006	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 in the favor of xx for xx in the amount of xx and it was recorded on xx/xx/2007 with instrument#xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and subject property.
No prior year delinquent taxes have been found pending.
The review of the payment history as of xx/xx/2022 shows that the borrower is currently delinquent for more than 8 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 7.990%.

Collections Comments:The loan is in active bankruptcy.
The comment history is missing so unable to determine reason for default, foreclosure, occupancy and condition of subject property.
The borrower is currently delinquent for more than 8 months and the next due date is for xx/xx/2021. The last payment was received on xx/xx/2021, in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 7.990%.
The borrower had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2019.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 7.990% and a maturity date of the loan is xx/xx/2022. The P&I as per updated payment history as of the date is xx and rate of interest is 7.990%; however, there is a reduction in P&I with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Flood Certificate Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "xx"
* Missing flood cert (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Property is Manufactured Housing (Lvl 2)     "The home is affixed. According to the appraisal report, the subject property type is Manufactured House. The affidavit of affixation located at "xx" states that the property is affixed to permanent foundation system.
Final title policy is missing from the loan file to check ALTA 7 Endorsement."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HFNEFKAGFR4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.760%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	68.144%	68.144%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.025%	xx	xx/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 in the amount of xx with xx(xx).
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the available payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the available payment history as of xx/xx/2022, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2022 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2019 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 3 steps beginning with 7.025% and ending at 8.805%. The modification first payment was due on xx/xx/2019. The maturity date is xx/xx/2058. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7PIIZEEDWJV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.760%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	66.657%	66.657%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2008 with the lender xx which was recorded on xx/xx/2008.
The chain of assignment has been completed as xx with xx.
There are 9 state tax liens in the favor of xx in the total amount of xx which was recorded on different dates.
There are 3 civil judgments in the favor of xx in the total amount of xx which was recorded on different dates.
There are 3 child support lien in the favor of xx in the total amount of xx which was recorded on different dates.
1st installment taxes of 2022 have been paid in the amount of xx.
2nd installment taxes of 2022 are due in the amount of xx on xx/xx/2022.
Annual utility charges of 2021 have been delinquent in the amount of xx which was good through till xx/xx/2022.
Annual utility charges are due in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the tape, the current status of the loan is collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/xx/2021 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding foreclosure and bankruptcy.
The subject property has been occupied by the owner.
As per document located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * ComplianceEase State Regulations Test Failed (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
K04A0XDNR0C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.580%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	104.653%	104.653%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	8.580%	xx	xx/xx/2010	Financial Hardship	As per the updated title dated xx/xx/2022 the subject mortgage was recorded on xx/xx/2005 in the xx in the amount of xx.
The chain of assignment is complete. The current assignment is with xx dated on xx/xx/2016 which was recorded on xx/xx/2016.
There is a prior mortgage which was recorded on xx/xx/2005 with xx in the amount of xx.
County annual taxes of 2021 have been delinquent in the amount of xx good through on xx/xx/2022.	Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 1 month. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx with rate of 8.58.00% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.	Collections Comments:The loan is in collection. Review of updated payment history as of xx/xx/2021, the borrower is delinquent for 1 months. The next regular payment is due on xx/xx/2020. The last payment was received on xx/xx/2021 in the amount of xx with rate of 8.58.00% for the due date of xx/xx/2021. As per history the UPB is in the amount of xx.

The reason for default is unable to be determined. The subject property is occupied by the owner.  As per PACER report borrower has not filed bankruptcy since loan origination. No details have been found for damage or repairs. No details have been found for foreclosure.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2010 in between the borrower and lender. The new modified principal balance per modification is in the amount of xx with interest rate starting at 8.580 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2010. The maturity date reflects per modification is xx/xx/2029.	Credit Application Credit Report Origination Appraisal	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BLQRWR50S4B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	103.971%	103.971%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 with instrument# xx in the amount of xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with xx, Its successors and assigns which is recorded on xx/xx/2016.

There are 2 civil judgments open against the borrower; first one in the amount of xx which was recorded on xx/xx/2019 in favor of xx in the amount of xx which was recorded on xx/xx/2020 in favor of xx.

1st county taxes of 2022 are due in the amount of xx on xx/xx/2022.

2nd county taxes of 2022 are due in the amount of xx on xx/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 4 months. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.000%.	Collections Comments:Currently, the loan is in collections.

This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.750% and a maturity date of the loan is xx/xx/2037. The P&I as per updated payment history as of the date is xx and rate of interest is 5.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

Review of the payment history dated as of xx/xx/2022 reveals that borrower has been delinquent for 4 months. The last payment was received in the amount of xx on xx/xx/2021 which was applied for the due date of xx/xx/2021. The next due date is xx/xx/2021. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.000%.

Collection comment dated xx/xx/2021 states that the borrower is impacted by Covid-19. No further information has been found.

The notice of lis pendens was filed on xx/xx/2019 with the instrument # xx However, no further details have been found regarding FC procedure.

No evidence is available in the latest servicing comments regarding bankruptcy.
Foreclosure Comments:The notice of lis pendens was filed on xx/xx/2019 with the instrument # xx However, no further details have been found regarding FC procedure.
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest 9.750% and a maturity date of the loan is xx/xx/2037. The P&I as per updated payment history as of the date is xx and rate of interest is 5.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Missing credit report (Lvl 2) "credit report missing in loan file"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
L8LNJ65EASV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.290%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	99.609%	99.609%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022, shows that the subject mortgage was originated on xx/xx/2008 which was recorded on xx/xx/2008 with Instrument# xx in the amount of xx in the favor of xx.

The chain of mortgage assignment is not completed. Currently, the mortgage assignment is with xx which was recorded on xx/xx/2008. It should with xx.

There is one senior mortgage against the subject property in the favor of xx which is the amount of xx recorded on xx/xx/2003.

There is one civil judgment lien against the borrower in the favor of xx which is the amount of xx recorded on xx/xx/2013.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 22 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.290%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 22 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2020. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.290%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the reason for default is unemployment.

As per comment dated xx/xx/2020, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/xx/2020 to xx/xx/2022. Further details not provided.

As per comment dated xx/xx/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/xx/2021, the subject property is affected by natural disaster. Further details not provided.

Loan is not modified since origination.
No evidence has been found regarding Foreclosure.
No evidence has been found regarding Bankruptcy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5HCD6IM9HKT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.570%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	62.982%	62.982%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	39.706%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	9.070%	xx	xx/xx/2018	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx with Instrument#xx|Book/Page#xx

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/xx/2021 in the amount of xx.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 29 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in bankruptcy.
According to the payment history as of xx/xx/2022, the borrower is currently delinquent for 29 months. The last payment was received on xx/xx/2021, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:As per the updated title report dated xx/xx/2022, the foreclosure was initiated in 2020. The lis pendens was filed on xx/xx/2020. However, the foreclosure has been put on hold as borrower had filed the bankruptcy under chapter 13 on xx/xx/2022. The date of last filing bankruptcy is xx/xx/2022 and bankruptcy is still active.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2022. The debtor shall pay to the trustee the sum of xx per month for 30 months and xx per month for 30 months under chapter 13. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The loan modification agreement was made between borrower and servicer on xx/xx/2018 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 9.070% and the modified P&I was xx beginning on xx/xx/2018. The step rate was in 2 steps ending at rate 9.572% and P&I will be xx applicable from xx/xx/2023 to maturity date xx/xx/2042. There are no principal forgiven & deferred balances.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at "xx Page#xx" shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. A manufactured home rider is not attached with a recorded mortgage located at "xx"xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Kentucky. The following state disclosures are missing in the loan file;
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
																																																																																								3. Notice of Free Choice of Agent or Insurer."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
JEMLIZNJEM1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	92.816%	92.816%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.337%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx for the amount of xx which was recorded on xx/xx/2005.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Combined annual taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

According to the updated title report dated xx/xx/2022, the borrower is delinquent for 01 month and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 6.337%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 01 month and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 6.337%. The new UPB is reflected in the amount of xx for default is unable to be determined.
The loan has been modified on xx/xx/2020.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement Dated xx/xx/2020 between Borrower and Lender Stated UPB in the amount xx.
As per the changed term the borrower has to pay P&I in the amount of xx for 60 months with an interest rate of 6.337%. As per modification steps provided in agreement borrower has to pay the payment as per the steps. Rate and P&I is will change as per the change terms.
Mod first payment due date xx/xx/2020 and maturity date is xx/xx/2055.
Credit Application Credit Report Transmittal (xx)	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing credit report (Lvl 2)     "xx"
* ROR not hand dated by borrower(s) (Lvl 2)     "xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TDH2H5VNJ75	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.590%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	100.830%	100.830%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 which is held by xx and this was recorded on xx/xx/2004.
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".
The 1st and 2nd installment county taxes for the year of 2021 have been paid in the total amount of xx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
The review of payment history shows as of xx/xx/2022 the borrower is 11 months delinquent with the loan and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 7.090%. The UPB amount is xx.	Collections Comments:The loan is currently in collections.

The review of payment history shows as of xx/xx/2022 the borrower is 11 months delinquent with the loan and the next due date for the payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is 7.090%. The UPB amount is xx.

BPO Report located at "xx".

As per comment dated xx/xx/2020, reason for default is curtailment of income due to covid-19 impact.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

As per comment dated xx/xx/2020, the subject property was affected due to natural disaster.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "xx" * Property is Manufactured Housing (Lvl 2) "xx"xx"xx"xx"xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
BBOV5IWJR2O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	181	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	90.661%	90.661%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with the lender xx for the amount of xx which was recorded on xx/xx/2007.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Annual combined taxes for the year of 2021 show the as "xx".
No prior year delinquent taxes have been found.

According to the updated title report dated xx/xx/2022, the borrower is delinquent for 12 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.250%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 12 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 9.250%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2020, the borrower's income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per servicing comment dated xx/xx/2021, the covid streamline modification plan given to the borrower. As per servicing comment modification agreement is available in loan files which is located at "xx".
The modification agreement was made on xx/xx/2021 with the new principal balance of xx. The borrower has promised to pay the new P&I xx with the interest rate of 2.875% beginning from xx/xx/2021 till maturity date xx/xx/2061.	Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulation test failed due to Late Fees Test.
Late Fees Test shows loan data is 5.000%, comparison data is 4.000% and variance is +1.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
DV4MC20BJPF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	73.897%	73.897%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005, in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx with an interest rate of 9.390%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2021. The last payment was received on xx/xx/2021 in the amount of xx which was applied for due date xx/xx/2021. The current P&I is in the amount of xx with an interest rate of 9.390%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2021, the subject property is owner occupied.

As per latest BPO, the subject is in average condition with no exterior damages were observed.

As per comment dated xx/xx/2021, the borrower's income is impacted by covid-19. The servicer provided an FB which ran and were extended several time from xx/xx/2021 to xx/xx/2022.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
01. Choice of Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MTX63SJ73LN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	240	xx/xx/2000	xx/xx/2000	Conventional	ARM	Cash Out	111.050%	111.050%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	10.020%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on the xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with xx.
The chain of assignment has been completed as xx with xx.
* One junior mortgage found opened in the amount of xx recorded on xx/xx/2001 which is in the favor of xx.
Active Judgments and Liens;
1) One state tax lien found pending against the borrower xx in the amount of xx recorded on xx/xx/2013 which is in the favor of "xx".
Property Tax Status;
1) 2nd Instalment county taxes for 2021 are due for the amount of xx on xx/xx/2021.
2) 1st instalment County taxes for 2021 have been paid in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/xx/2022 shows that the loan payments are currently 22 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.020% with xx in the amount of xx.	Collections Comments:The current status of loan is collections.
Payment history shows that the loan payments are currently 22 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of xx for the due date of xx/xx/2022. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 10.020% with xx in the amount of xx.
The modification agreement was made between the borrower xx and lender xx. a corporation on the effective date of xx/xx/2010.
The new modified principal balance is xx. The borrower promises to pay the P&I in the amount xx with an interest rate of 10.020% beginning from the first payment date of xx/xx/2010 till the maturity date xx/xx/2040.
The amount of xx has been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/2040. Hence, the remaining amount of xx will be the interest bearing amount.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2021 shows that the borrower was impacted due to Covid-19.
Collection comment dated xx/xx/2021 shows that the subject property was impacted due to natural disaster. Latest BPO report dated xx/xx/2021 located at "xx". Collection comments do not show any comment stating that the damages have been repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx. a corporation on the effective date of xx/xx/2010.
The new modified principal balance is xx. The borrower promises to pay the P&I in the amount xx with an interest rate of 10.020% beginning from the first payment date of xx/xx/2010 till the maturity date xx/xx/2040.
The amount of xx has been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/2040. Hence, the remaining amount of xx will be the interest bearing amount.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(xx)(xx) , transferred from 12 CFR §226.23(xx)(xx) ), Open-end ( 12 CFR §1026.15(xx)(xx) ,
transferred from 12 CFR §226.15(xx)(xx) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RXKBD4PZTSK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Yes	First	xx	xx	xx/xx/2021	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	83.037%	83.037%	No Documentation	No	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	9.048%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on the xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx which is in the favor of xx for xx.
The chain of assignment has been completed as xx with xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual Combined taxes for 2021 have been paid in the amount of  xx on xx/xx/2021.
No prior year delinquent taxes have been found pending.
Review of payment history as of xx/xx/2022 shows that the loan payments are currently 17 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.050% with xx in the amount of xx.	Collections Comments:The current status of loan is collections.
Payment history shows that the loan payments are currently 17 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2021 in the total amount of xx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.050% with xx in the amount of xx.
The step modification agreement was made between the borrower xx and lender xx,Inc on the effective date of xx/xx/2020.
The new modified principal balance is xx. The borrower promises to pay the P&I in the amount do xx with step rate of 9.048% beginning from the first payment date of xx/xx/2020 till the maturity date xx/xx/2045. The rate is 2 steps ending with 9.854%.
Foreclosure document located at "xx". But, foreclosure process was put hold due to modification agreement been given to borrower with the effective date of xx/xx/2020, under loss mitigation program.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2020 shows that the borrower was impacted due to covid-19 resulting in unemployment. Comment dated xx/xx/2021 shows that the borrower was given 12 months covid forbearance plan.
Foreclosure Comments:Foreclosure document located at "xx". But, foreclosure process was put hold due to modification agreement been given to borrower with the effective date of xx/xx/2020, under loss mitigation program.
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower xx and lender xx,Inc on the effective date of xx/xx/2020.
The new modified principal balance is xx. The borrower promises to pay the P&I in the amount do xx with step rate of 9.048% beginning from the first payment date of xx/xx/2020 till the maturity date xx/xx/2045. The rate is 2 steps ending with 9.854%.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComlianceEase risk indicator is moderate. This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7GTMRB5YYIU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.380%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	87.434%	87.434%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	8.224%	xx	xx/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2005 and it was recorded on xx/xx/2005 in the amount of xx in favor of xx. The chain of assignment has been completed as the subject mortgage is with the lender, xx. There are no active judgments or liens found. The annual property taxes are delinquent on date xx/xx/2022 in the amount xx and good through date is xx/xx/2022.	Review of updated payment history as of xx/xx/2022 shows that the loan is in delinquency for 19 months and the next due for regular payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in collection. The reason for default is unable to be determined. Review of updated payment history as of xx/xx/2022 shows that the loan is in delinquency for 19 months and the next due for regular payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx. The property is owner occupied. As per BPO report dated xx/xx/2021 (xx), the roof was damaged. The estimated repair cost is xx. The current status of repair has not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 8.22% beginning from xx/xx/2022 to the new maturity date of xx/xx/2062.
The lender agrees to forgive xx.
Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to TILA Foreclosure Rescission Finance Charge Test. TILA Foreclosure Rescission Finance Charge Test shows loan data is xx, Comparison data is xx and variance is -xx. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
P6J0EHYLDCU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	96.197%	96.197%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	10.380%	xx	xx/xx/2012	Financial Hardship	As per the update title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with lender xx on xx/xx/2006 for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 10.380%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2022, the borrower has been delinquent for 1 month and the next due date is xx/xx/2021. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 10.380%. The current UPB is reflected in PH for the amount of xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT modification agreement was made between the lender xx and the borrower xx on xx/xx/2012. The modified UPB is in the amount of xx. The first payment was due on xx/xx/2012 and the maturity date is xx/xx/2042. The modified P&I is in the amount of xx with an interest rate of 10.3805. The amount of xx is the deferred amount. The modification does not contain balloon payment.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan fails TILA Finance Charge Test due to Fees charged xx Exceeds Fees threshold of xx Over by -xx.

Loan fails TILA Rescission Finance Charge Test due to Fees charged xx Exceeds Fees threshold of xx Over by -xx."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
S1DJUJT7MR0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	99.973%	99.973%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.370%	xx	xx/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the available payment history as of xx/xx/2022, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the available payment history as of xx/xx/2022, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2021 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2020 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 3 steps beginning with 6.370% and ending at 8.065%. The modification first payment was due on xx/xx/2020. The maturity date is xx/xx/2060. The interest bearing amount is xx.	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "xx" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx" * ROR not hand dated by borrower(s) (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
T5H4L4A3ETN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	97.311%	97.311%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2006 with the lender xx for the amount of xx which was recorded on xx/xx/2006.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Combined annual taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2022, the borrower is delinquent for 02 months and the next due date is xx/xx/2021. Last payment was received date is unable to be determined. Current P&I is xx and the interest rate of 2.880%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the updated title report dated xx/xx/2022, the borrower is delinquent for 02 months and the next due date is xx/xx/2021. Last payment was received date is unable to be determined. Current P&I is xx and the interest rate of 2.880%. The new UPB is reflected in the amount of xx for default is unable to be determined.
The loan has been modified on xx/xx/2021.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx. On xx/xx/2021. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount do xx with an interest rate of 2.875% beginning from xx/xx/2021 till the maturity date xx/xx/2061. There is no deferred and forgiven amount.	Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (xx)(xx)(xx))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1AIEHDS35NJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	23.286%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx, LP.

No active judgments or liens have been found.

Annual county, school and other taxes of 2021 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
The loan was originated on xx/xx/2022 and the payment date is xx/xx/2022. According to payment history tape data as of xx/xx/2022, the next due date for payment is xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 8.750%. The current UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The current status of the loan is performing.

The loan was originated on xx/xx/2022 and the payment date is xx/xx/2022. According to payment history tape data as of xx/xx/2022, the next due date for payment is xx/xx/2022. The current P&I is in the amount of xx with an interest rate of 8.750%. The current UPB reflected as per the payment history tape data is in the amount of xx.

Covid-19 attestation is available in the loan file located at "xx".

As per final application, the borrower xx is working at xx as xx for 1.6 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "xx"	* Compliance Testing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.102% exceeds APR threshold of 5.110% over by +3.992%. Subject loan is escrowed.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 9.102% exceeds APR threshold of 5.110% over by +3.992%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
WU8N5G0FA1B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	96.947%	96.947%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.587%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XD8VCA0TS60	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	41.114%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year's delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The last payment was received on xx/xx/2022 total in the amount of PITI xx which includes P&I xx with the rate of interest 3.000%, which was applied for the due date of xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. As per the payment history as of xx/xx/2022, the loan is currently performing and the next due date for the regular payment is xx/xx/2022. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as xx for 14 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan required xx funds to close. Tape shows BWR was short funds to close. Docs in file show BWR was only had xx and was short xx. Unable to use business account as personal funds to close. Elevated for client review."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
TCYU5XSEPI4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated xx/xx/2021 in the amount of xx with lender, xx which was recorded xx/xx/2021.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
No active judgments or liens have been found.
City property taxes of 2021 are delinquent in the amount of xx which are good through xx/xx/2022.
No prior year's delinquent taxes have been found
Payment history as of xx/xx/2022 shows that loan is performing and next payment due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx for the due date xx/xx/2022. The current UPB is xx and interest rate is 2.875%.	Collections Comments:According to collection comments, the loan is performing. Payment history shows that the last payment was received on xx/xx/2022 in the amount of for the due date. The next due date is xx/xx/2022.
No evidence of Covid impact on borrower's income has been found.
No evidence of damage or repair has been found.
No foreclosure action has been noted.
No records of post-closing bankruptcy have been found.
As per loan application, the borrower is working at xx for the past 6.0 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows borrower did not meet minimum required contribution and seller concession also exceeded the borrower's closing costs. However, review of bank statements show that assets worth xx submitted in DU is verified and satisfies the cash to close requirement of xx in Final CD. Elevated for client review."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
QHNJ09CR19P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Yes	First		xx	xx	Unavailable	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.875%	360		xx/xx/2004	xx/xx/2004		Conventional	ARM		Cash Out	86.675%	86.675%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2004	xx	Primary	Yes	Yes	No			39.482%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.875%	xx	xx/xx/2017	Financial Hardship
As per the updated title dated xx/xx/2022 the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the favor xx in the amount of xx, recorded with Instrument# xx
The chain of assignment is complete. The current assignment is with xx, as Trustee for xx.

There is a credit card judgment active against borrower "xx" in the favor of "xx", which was recorded on xx/xx/2014 in the amount of xx.

2nd installment county taxes of 2021-2022 have been due on xx/xx/2022 in the amount of xx.
There is a special assessment lien which started foreclosure. However, as per doc located at "xx", the lien is fully satisfied in the amount of xx. The Notice of Rescission of Notice recorded on xx/xx/2021 with Instrument No: xx and release of notice of delinquent assessment was recorded on xx/xx/2021 with Instrument No: xx
According to the payment history as of xx/xx/2022, the borrower is delinquent for 9 months. Unable to determine last payment received date. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is foreclosure.
The loan modification agreement was made on xx/xx/2017. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2017. The maturity date as per loan modification agreement is xx/xx/2057.
As per comment dated xx/xx/2021, the RFD is curtailment of income.
The subject property is owner occupied.
No evidence of damage or repairs has been found.
Foreclosure Comments:As per comment dated xx/xx/2022, the foreclosure was initiated in 2022. The file was referred to attorney completed on xx/xx/2022. No further details have been found.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2016.The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. There is no comment indicating a cram down. However, the bankruptcy was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The loan modification agreement was made on xx/xx/2017. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2017. The maturity date as per loan modification agreement is xx/xx/2057.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "xx" * Operative index value is unable to confirm (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UD5ZZYPZ0HJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	85.813%	85.813%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	82.682%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.750%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2006 in the amount of xx with lender, xx which was recorded on xx/xx/2006.
The chain of assignment is complete. The mortgage is currently assigned to lender, xx is a credit card judgment entered against borrower, xx. in the amount of xx which was recorded on xx/xx/2019.
Property taxes of 2020 are paid on xx/xx/2022 in the amount of xx.
No prior year's delinquent taxes have been found.
Payment history as of xx/xx/2022 shows that borrower is 1 month past due with loan and next payment due date is xx/xx/2022. The last payment was applied on xx/xx/2022 in the amount of xx. The current UPB is xx, interest rate is 5.750% and P&I is in the amount of xx.	Collections Comments:According to servicing comments as of xx/xx/2022, the loan is in collection. PH shows that borrower is more than 30 days past due with loan payments and next due date is xx/xx/2022. The last payment was applied on xx/xx/2022 in the amount of xx. The current UPB is xx.
RFD is unable to be determined from the available comments.
The FC action had commenced on xx/xx/2018. However, the FC action was later closed due to loan modification. Comment dated xx/xx/2021 states that FC action is closed.
No records of post-closing bankruptcy have been found.
No evidence of damage or repair has been found.

Foreclosure Comments:According to servicing comments, the FC action had commenced on xx/xx/2018. However, the FC action was later closed due to loan modification. Comment dated xx/xx/2021 states that FC action is closed.

																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with the P&I xx and rate of interest 7.9900% and a maturity date xx/xx/2036. The P&I as per latest payment history dated xx/xx/2022 is xx and rate of interest is 5.750%. However, there is a reduction in P&I and rate of interest with respect to original Note. As per tape data, the loan was modified on xx/xx/2020. However, modification agreement is missing from the loan file.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl 2) "xx" * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1M7T93MVK4Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	35.000%	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	No	No	39.314%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	4.500%	xx	xx/xx/2018	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with xx for the amount of xx which was recorded on xx/xx/2005. The chain of assignment has been completed. Currently, the mortgage assignment is with xx, as trustee for xx asset trust. There is one state tax lien found against the on the subject borrower in the favor of xx in the amount of xx this was recorded on xx/xx/2013. 2021 combined 2nd taxes have been due in the amount of xx on xx/xx/2022.	The payment history dated xx/xx/2022 shows that the loan is in performing and next payment due date is xx/xx/2022. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in performing. The payment history dated xx/xx/2022 shows that the loan is in performing and next payment due date is xx/xx/2022. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2022. The current UPB is in the amount of xx. The loan modification agreement was made on xx/xx/2018 with a new principal balance of xx with fixed rate of 4.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2058.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2058. As per PACER, the bankruptcy has not been filed. No comments have been found regarding foreclosure. As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. As per latest comment dated xx/xx/2021, the borrower has been affected by Covid-19. No comments have been found regarding forbearance plan.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 with a new principal balance of xx with fixed rate of 4.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2058.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2058.	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
G04HTWL1DVF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.510%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.125%	xx	xx/xx/2017	Financial Hardship	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2007 in the amount of xx with xx, and it was recorded on xx/xx/2007.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens have been found.

First half combined taxes of 2021/2022 have been paid off in the amount of xx on xx/xx/2021.
Second half combined taxes of 2021/2022 are due in the amount of xx on xx/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 4.125%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and deferred balance in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collection.

The review of updated payment history as of xx/xx/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is xx/xx/2022. The last payment was received in the amount of xx which applied for xx/xx/2021. The current P&I is xx with an interest rate of 4.125%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and deferred balance in the amount of xx.

No foreclosure activity has been found.

No pertaining bankruptcy-related details have been found.

As per the comment dated xx/xx/2021, the reason for default is curtailment of income. FB plans ran and were extended several times from xx/xx/2021. As per comment dated xx/xx/2022 Repayment plan provided to borrower starting from xx/xx/2022 in the amount of xx for 6 months.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification was made between the borrowers "xx" and lender xx. The new principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 4.125%. Beginning from xx/xx/2012 maturity date is xx/xx/2057. There is a deferred amount $ xx.	Affiliated Business Disclosure Mortgage Insurance		3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "xx"xx"xx"	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9Y8JKNW6DMI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.340%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2009 with the lender xx which was recorded on xx/xx/2009 with instrument#xx

The chain of assignments has been completed. The last assignment is with xx, as trustee for xx which was recorded on xx/xx/2021.

There is a civil judgment against the borrower in the favor of the xx. in the amount of xx which was recorded on xx/xx/2012.

There is a state tax lien against the borrower in the favor of the xx in the amount of xx which was recorded on xx/xx/2013.

There are six child support liens against the borrower in the favor of the xx in the total amount of xx which was recorded on different dates.

There are two water/sewer liens in the favor of xx in the total amount of xx which was recorded on xx/xx/2019 and xx/xx/2020. The subject property address is not consistent with the supportive document.

School annual installment taxes for 2021 are delinquent in the amount of xx on xx/xx/2021. The delinquent taxes are good through till xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months with the loan. The last payment was received on xx/xx/2021 which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months with the loan. The next due date for payment is xx/xx/2021. The current UPB reflected is in the amount of xx. The collection comment dated xx/xx/2022 states the reason for default is unable to contact the borrower. According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2018. The case was dismissed on xx/xx/2020 and terminated on xx/xx/2020. No comments have been found regarding the borrower's income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2018. Schedule D of the voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is an unsecured portion of xx. The chapter-13 plan was confirmed on xx/xx/2019. The debtor was supposed to pay the amount of xx per month for 60 months under the chapter 13 plan. The proof of claim was filed on xx/xx/2018 under claim#1-1. The total amount of the secured claim is xx and the amount of arrearage is xx. The case was dismissed on xx/xx/2020 and terminated on xx/xx/2020.	This is a conventional fixed-rate mortgage with a P&I of xx with a rate of interest of 5.340% and a maturity date of xx/xx/2039. The current P&I as per payment history is xx and the current rate of interest is 5.000%. However, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. As per the seller's tape data, the loan has been modified on xx/xx/2020; however, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Charged: 0.000%    Allowed: 5.362%    Over by: -5.362%
The annual percentage rate (xx) is 5.362%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
XC6N8H6DWA4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.796%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	3.750%	xx	xx/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2001 which recorded on xx/xx/2001 in the amount of xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower/property:
Civil judgment against the borrower recorded on xx/xx/2008 in the amount of xx in favor of xx.
Hospital lien against the borrower recorded on xx/xx/2016 in the amount of xx in favor of xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2021 from suspense amount which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is currently is in foreclosure. According to the payment history as of xx/xx/2022, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2021 from suspense amount which was applied to xx/xx/2021. The next due date for payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx and the deferred balance is xx.
As per the comment dated xx/xx/2021, the borrower's income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure file was referred to an attorney on xx/xx/2022. The foreclosure status is active.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2008. The POC was not filed. The chapter 13 plan was confirmed on xx/xx/2008. The schedule D of voluntary petition does not show any unsecured amount. There is no comment indicating a cramdown. The bankruptcy case was dismissed on xx/xx/2011 and terminated on xx/xx/2011.	The loan modification agreement was made on xx/xx/2015 with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 3 steps beginning with 2.00% and ending at 3.75%. The modification first payment was due on xx/xx/2015. The maturity date is xx/xx/2047. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx" due to-
This loan failed the TILA APR test.
Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to Prohibited Fees Test

Loan Data:xx       Comparison Data:xx       Variance:+xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     ""xx""
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""xx""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) ""xx""		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3IHQV826VTF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	51.257%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	4.125%	xx	xx/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2004, in the amount of xx, with MERS as nominee for xx, with Instrument#xx|Book/Page#xx .

The chain of assignment has been completed. Currently, the assignment is with xx, as Trustee for xx.

There are two junior mortgages against the subject property. The first mortgage was originated on xx/xx/2006 and it was recorded on xx/xx/2006 in the amount of xx in favor of xx. The second mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in the amount of xx in favor of xx.

There are multiple civil judgments against the borrower in the combined amount of xx in the favor of xx recorded on different dates between years of 2001 to 2021.

Annual other taxes of 2021 have been delinquent on xx/xx/2021 in the amount of xx and good through as of xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2021, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
As per the comment dated xx/xx/2021, the subject property is vacant and secured.
As per the comment dated xx/xx/2021 & xx/xx/2022, the drywall has been removed in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification Agreement was made between the borrower "xx" and lender "xx" on xx/xx/2019 (xx). The new modified principal balance is xx. The borrower promises to pay the P&I is xx with an interest rate 4.125% beginning from xx/xx/2019 to till maturity date xx/xx/2059. There is no Deferred Balance available & Interest Bearing Amount isxx. There is no any principal forgiven balance.	1-4 Family Rider Affiliated Business Disclosure Credit Report Mortgage Insurance	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "xx"
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Missing required 1-4 family rider (Lvl 2)     "xx"
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PAMBOFKKDB8	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Unavailable	No	Atty Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2007	xx/xx/2007	FHA	Fixed	Purchase	98.454%	98.454%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	33.861%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	5.500%	xx	xx/xx/2018	Financial Hardship	According to updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 with xx which was recorded on xx/xx/2007. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. There are 5 notice of storm water (xx) liens found on the subject borrower in the total amount of xx these were recorded on xx/xx/2007, xx/xx/2018, xx/xx/2019, xx/xx/2020 & xx/xx/2021 respectively.	The payment history dated xx/xx/2022 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in foreclosure. The payment history dated xx/xx/2022 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2021. The last payment was received in the amount of xx which was applied for the due date of xx/xx/2021. The current UPB is in the amount of xx. The loan modification agreement was made on xx/xx/2018 with a new principal balance of xx with fixed rate of 5.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2048.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2048. As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The bankruptcy was dismissed on xx/xx/2017 and was fully terminated on xx/xx/2017. As per collection comments, the foreclosure was initiated and referred to the attorney on xx/xx/2022. Foreclosure sale was scheduled for xx/xx/2022. No further details have been found regarding the foreclosure proceedings. As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. As per collection comment dated xx/xx/2020, the borrower has been affected by Covid-19. No comments have been found regarding forbearance plan.
Foreclosure Comments:As per collection comments, the foreclosure was initiated and referred to the attorney on xx/xx/2022. Foreclosure sale was scheduled for xx/xx/2022. No further details have been found regarding the foreclosure proceedings.
																																																																																	Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The bankruptcy was dismissed on xx/xx/2017 and was fully terminated on xx/xx/2017.	The loan modification agreement was made on xx/xx/2018 with a new principal balance of xx with fixed rate of 5.500%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2048.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2048.	Loan Program Info Disclosure	xx	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
J898A7ECJJI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	No	No	xx	xx	44.146%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2007 with the lender xx. of MLB&T C. FSB which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.A. as Trustee for xx.
There is a UCC lien in the favor of xx. which was recorded on xx/xx/2017. However, the amount is unavailable.
There is a credit card judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2015.
There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
Taxes of 2021 have been paid in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection and the borrower has been delinquent with the loan for 2 months and the last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional ARM rate mortgage with P&I of xx with the rate of interest 9.500% and a maturity date of xx/xx/2037. As per tape data, the loan has been modified on xx/xx/2020 which seems that there would be a possible modification. As per payment history, the monthly P&I is in the amount of xx and as per tape the current UPB is reflected in the amount of xx. However, the modification agreement is missing from the loan files.	Affiliated Business Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx"xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
IIQLNDUJAFO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	xx	No	Bankruptcy Filing	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	xx	Not Applicable	19.091%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	2.875%	xx	xx/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2009 and it was recorded on xx/xx/2009 in the amount of xx in favor of xx.
The chain of assignment is completed as the subject mortgage is with the lender xx as trustee for xx asset trust
1. There is an active code enforcement lien is available in the updated title report against the subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2021.

The annual County taxes for 2021 have been paid in full in the amount of xx on xx/xx/2022.
According to the latest payment history as of date xx/xx/2022, the borrower is currently performing. The last payment was received on xx/xx/2022 which was applied for xx/xx/2021 and the next duet date for the payment is xx/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the updated payment history is in the amount of xx.	Collections Comments:According to the latest servicing comments, the loan is in active bankruptcy. The last payment was received on xx/xx/2022 which was applied for xx/xx/2021. The P&I is in the amount of xx and PITI is xx. The next due date is xx/xx/2021. The UPB is in the amount of xx.
The loan has never modified since its originations.
According to the collection comment the subject property has been occupied by the borrower.
According to the collection comment dated xx/xx/2021 the reason for default of the borrower is excessive obligations.
The recent servicing comment dated xx/xx/2021, the subject property has roof damage due to hurricane no more information is available regarding damage and its repairs. The latest BPO is unavailable.

Foreclosure Comments:As per collection comment the loan is in the foreclosure.
As per collection comments, the foreclosure was initiated. The file was referred to attorney. Reason for foreclosure delay is Bankruptcy date xx/xx/2020.No further details have been found.

Bankruptcy Comments:According to the PACER, the borrower "xx" had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2021. The POC was filed on xx/xx/2021 with the amount of claim of xx and the amount of arrearage of xx. Schedule D of the voluntary petition shows that the amount of claim without deducting the value of the secured claim is xx and the value of the collateral is xx and unsecured claim is in the amount of xx. The borrower is in active bankruptcy.	The modification was made between the borrower "xx" and lender xx. The new principal balance is xx. The Borrower promises to pay the P&I in the amount of xx with an interest rate of 2.875%. Beginning from xx/xx/2017 till the maturity date of xx/xx/2057. There is a deferred amount xx.
																																																																																		Modification steps are there Date xx/xx/2023 for 408 periods rate of interest is 4.000% P&I in the amount of xx.	Affiliated Business Disclosure Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "xx" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
T1AXCSU2G54	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	No	No	First	xx	xx	xx/xx/2021	Not Applicable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.850%	360	xx/xx/1998	xx/xx/1998	Conventional	ARM	Refinance	57.627%	57.627%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1997	xx	Primary	Yes	No	No	25.793%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	5.000%	xx	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/1998 with the lender xx. for the amount of xx which was recorded on xx/xx/1998.
The chain of assignment has not been completed. Currently, the mortgage is with xx, it should be with xx.
There is a junior mortgage in the amount of xx recorded on xx/xx/2021 which is in the favor of xx.
1) 2nd half county taxes for 2021 have been paid in the amount of xx.
2) 1st half taxes for 2022 have been partial paid in amount xx.
3) 2nd half taxes for 2022 has been delinquent in amount xx with the good through date of xx/xx/2021.	According to a review of the payment history as of xx/xx/20221, the borrower is delinquent for 04 months with the loan and the next due date for the regular payment is xx/xx/2021. The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the interest rate 5.000%, which was applied for the due date of xx/xx/2021. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in foreclosure.
According to a review of the payment history as of xx/xx/20221, the borrower is delinquent for 04 months with the loan and the next due date for the regular payment is xx/xx/2021.  The last payment was received on xx/xx/2021 total in the amount of PITI xx which includes P&I xx with the interest rate 5.000%, which was applied for the due date of xx/xx/2021.  The UPB reflected in the latest payment history is in the amount of xx.
Collection comment dated xx/xx/2021 shows that the foreclosure was initiated in the loan and was referred to attorney completed on xx/xx/2021. But, the comment dated xx/xx/2021 shows that the foreclosure process was put on hold due to moratorium. Further details not provided.
The borrower has not filed bankruptcy yet.
The collection comment dated xx/xx/2022 states the reason for default is an unemployment.
As per collection comment dated xx/xx/2022, the subject property is owner occupied.

Foreclosure Comments:Collection comment dated xx/xx/2021 shows that the foreclosure was initiated in the loan and was referred to attorney completed on xx/xx/2021. But, the comment dated xx/xx/2021 shows that the foreclosure process was put on hold due to moratorium. Further details not provided.
Bankruptcy Comments:Not Applicable	This is a conventional mortgage with P&I of xx with the rate of interest 10.85000% and a maturity date of the loan is xx/xx/2028. The P&I as per latest payment history as of xx/xx/2022 is xx and rate of interest is 5.000%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

Affiliated Business Disclosure Loan Program Info Disclosure	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "xx"xx" however the original note is also available in the loan file which is located at "xx"xx"	* ComplianceEase State Regulations Test Failed (Lvl 2) "1. The loan failed the origination fee test (DC ST § 28-3301(xx)(xx)-(xx)). The loan has an origination fee that is greater than 1% of the loan's principal.

2. The loan failed the discount fee test (DC ST § 28-3301(xx)(xx)-(xx)). This loan failed because the compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than 1% of the principal."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
P2PJVI4QY9R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2022	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	79.209%	79.209%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.131%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. Currently, the mortgage assignment is with xx, as Trustee for xx which was recorded on xx/xx/2022.
There are 3 certificate of taxes first in the favor of Collector of taxes; xx which was recorded on xx/xx/2019 in the amount of xx, second in the favor of xx which was recorded on xx/xx/2019 in the amount of xx and the other in the amount of xx which was recorded on xx/xx/2021.
There are 5 judgments.
There is a state tax lien which was recorded on xx/xx/2011 in the amount of xx in the favor of xx.
1st instalment utility taxes for 2022 have been delinquent in the amount of xx.
2nd instalment utility taxes for 2022 have been due in the amount of xx
According to a review of the payment history as of xx/xx/2022, the borrower is currently performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of is xx which was applied for xx/xx/2022. The UPB is in the amount of xx. The current P&I is xx and PITI is xx.	Collections Comments:
The loan is performing and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of is xx which was applied for xx/xx/2022. As per the comments, the foreclosure was initiated on xx/xx/2018. Later, it was closed. No repairs and damages have been found. No comments have been fund stating the borrower's income was impacted by covid.

Foreclosure Comments:As per the comments, the foreclosure was initiated on xx/xx/2018. Later, it was closed.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 8.375% and a maturity date of xx/xx/2037. The P&I as per payment history is xx and rate of interest is 6.000%; however, there is a change in P&I with respect to Note data which seems that there would be a possible modification. As per the tape, the loan was modified on xx/xx/2019. This modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.

The loan does charge fee(xx) not provided for in this act, which is prohibited.A mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination fee.A mortgage lender shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed xx to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RSOYVU0OE4Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,150.00	xx	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.235%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
The chain of assignment has been completed as xx with xx.A. as Trustee for xx.
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx/xx/2007.
No active judgments or liens have been found.
1st installment taxes of 2021/2022 have been paid in the amount of xx.
2nd installment taxes of 2021/2022 are due in the amount of xx.	According to the payment history as of xx/xx/2022, the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is foreclosure and the borrower is current with the loan and the last payment was received on xx/xx/2022 which was applied for xx/xx/2022 and the next due date for the payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2022, the borrower's income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2021. As per the comment dated xx/xx/2021, the FC was put on hold due to procedural safeguard. The hold ended on xx/xx/2022. No further details have been found.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 6.7500% and a maturity date of xx/xx/2037. The P&I as per payment history is the xx and rate of interest is 6.7500% however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2014. As per tape data, the deferred balance is xx. However, the modification agreement is missing from the loan files.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) ""xx""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     ""xx""
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RKRUSQ8J02M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2005	xx/xx/2006	Conventional	Fixed	Cash Out	62.791%	62.791%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.381%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.125%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx which was recorded on xx/xx/2006.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021-22 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 05 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx with an interest rate of 4.125%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 05 months and the next due date is xx/xx/2021. Last payment was received on xx/xx/2022 in the amount of xx with an interest rate of 4.125%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2022, the reason for default is covid-19. No more details have been found.
The loan has been modified on xx/xx/2017.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx and xx on xx/xx/2017. The new modified principal balance is xx.The borrower promises to pay the P&I in the amount of xx with current interest rate of 4.125% beginning from xx/xx/2018 till the maturity date of xx/xx/2057. There is deferred balance amount is xx. Hence, the interest bearing amount is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"xx" due to
TILA Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
YI2K472JSQF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 with the lender xx for the amount of xx which was recorded on xx/xx/2005.
Chain of assignment has been completed. Last assignment is with the "xx".
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount of xx.
Annual city taxes for the year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 10 months and the next due date is xx/xx/2021. Last payment received date is unable to be determined. Current P&I is xx and the interest rate of 7.00%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the foreclosure.
According to the payment history as of xx/xx/2022, the borrower is delinquent from 10 months and the next due date is xx/xx/2021. Last payment received date is unable to be determined. Current P&I is xx and the interest rate of 7.00%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2021, the borrower's income was impacted by covid-19. No more details have been found.
The loan has not been modified since origination.
Foreclosure was initiated in 2022 and the first legal action was filed on xx/xx/2022. Foreclosure sale date was scheduled on xx/xx/2022. No more details have been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Foreclosure was initiated in 2022 and the first legal action was filed on xx/xx/2022. Foreclosure sale date was scheduled on xx/xx/2022. No more details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is Not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE violations, these loans are Not failing Federal, State or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
RU2RRT938Z7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2021	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	37.931%	37.931%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx/xx/2022 shows that the mortgage was originated on xx/xx/2005 with xx and (xx) xx, N.A, in the amount of xx. The subject mortgage was recorded on xx/xx/2005 with the instrument # xx The chain of the assignment has been completed. The current assignment is with xx, as Trustee for xx.
There are three junior mortgages active found in the amount of xx xx and xx which were originated on xx/xx/2005, xx/xx/2005 and xx/xx/2011 and recorded on xx/xx/2005, xx/xx/2005 and xx/xx/2011 in favor of xx.

 The first installments of county taxes for the year of 2021-2022 have been paid in the amount of xx. The second installments of county taxes for the year of 2021-2022 are delinquent in the amount of xx for the due date of xx/xx/2022. The current ownership is vested in the name of xx.

The payment history as of date xx/xx/2022 shows that the borrower has been delinquent for 4 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2021 in the amount of xx. According to payment history next due date is xx/xx/2021 and borrower's current P&I is in the amount of xx. The principal balance reflecting in payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active foreclosure. The comment history dated xx/xx/2022 states that the borrower's reason for default is curtailment of income. As per the comment history dated xx/xx/2022 the foreclosure file was referred to an attorney on xx/xx/2022. The payment history as of date xx/xx/2022 shows that the borrower has been delinquent for 4 months and last payment was received on xx/xx/2021 for the due date of xx/xx/2021 in the amount of xx.
The property is owner occupied. No damage or repair to the property has been found.

Foreclosure Comments:As per the comment history dated xx/xx/2022 the foreclosure file was referred to an attorney on xx/xx/2022. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (xx) is 5.934%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* Missing Appraisal (Lvl 2)     "xx"
* Missing credit report (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "xx"
																																																																																								* Settlement date is different from note date (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
SMK0XDTNIN0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Purchase	99.067%	99.067%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	xx	49.807%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	2.000%	xx	xx/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2008 in the amount of xx which was recorded on xx/xx/2008 with xx, FSB.
The chain of assignment is completed as xx with xx.A. as trustee lender.
There are two active civil judgments in the amount of xx and xx in favor of xx, which were recorded on xx/xx/2012 and xx/xx/2016 respectively.
There is a credit card judgment in the amount of xx in favor of xx.
The annual installments of school and combined taxes are paid in the amount of xx and xx for the year of 2021 and 2022 respectively.
Review of updated payment history as of xx/xx/2022 shows that, the borrower is current with the loan. The next regular payment is due on xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx and due date of xx/xx/2022 .As per history the UPB is in the amount of xx.	Collections Comments:
The review of comment history shows that the borrower is current with the loan. The comment history dated xx/xx/2022 shows that the borrower's reason for default is curtailment of income.
The property is owner occupied. No damage or repair to the property has been found. The next regular payment is due on xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx and due date of xx/xx/2022 .As per history the UPB is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2015. The plan was confirmed on xx/xx/2016 and discharged on xx/xx/2018.

The post-petition due date was xx/xx/2018. The POC was filed on xx/xx/2015, the amount of claim is xx and amount of arrearage is xx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

																																																																																		As per modification dated xx/xx/2019, the modification agreement was signed between the borrowers. The new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate 2.00%.	HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Transmittal (xx)	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
M8YGUFFT9V4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	xx	44.852%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	8.375%	xx	xx/xx/2019	Financial Hardship	According to Updated title report dated xx/xx/2022 the subject mortgage was originated on xx/xx/2000 with the lender xx, a Federal Savings Bank In the amount of xx which was recorded on xx/xx/2000. The chain of assignment has been completed.
The annual installments of county taxes for the year of 2021 are paid in the amount of xx.
The review of the payment history shows that, the borrower is currently delinquent from more than 11 months and the next due date is for xx/xx/2021. The last payment was received in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 8.375%.

Collections Comments:The review of comment history shows that the loan is in foreclosure. The comment history dated xx/xx/2022 shows that the borrower's reason for default is illness. The property is owner occupied. No damage or repair to the property has been found. The borrower is currently delinquent from more than 11 months and the next due date is for xx/xx/2021. The last payment was received in the amount of xx, which was applied for xx/xx/2021. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 8.375%.The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2022.
The comment history dated xx/xx/2022 shows that the sale was scheduled on xx/xx/2022.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2022.
The comment history dated xx/xx/2022 shows that the sale was scheduled on xx/xx/2022.
Bankruptcy Comments:Not Applicable	The Modification agreement was made on xx/xx/2019. The new modified principal balance is xx. The borrower promises to pay the P & I in the amount of xx with an interest rate of 8.375% beginning from xx/xx/2019 till the maturity date of xx/xx/2059. There is no deferred balance and forgiven.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate.

This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA test failed due to,

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
MO6NUF6M8MZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.434%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
CDU93R8X7SB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.615%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.710%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.615%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.615%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx for 9 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "xx"	* ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ETHA4408VFZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx on xx/xx/2022.

2nd combined taxes of 2021 have been due in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history tape data as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history tape data is in the amount of xx.

Collections Comments:The current status of the loan is performing.

According to payment history tape data as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received in the amount of xx which was applied for due date xx/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history tape data is in the amount of xx.

As per final application, the borrower xx is working at xx as xx for 10.35 year.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4HWA32EN2KH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	69.158%	69.158%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 are delinquent for the amount of xx with the good through as xx/xx/2022.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as Systems Integrator in xx for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2021 delivered on xx/xx/2021 which is more than 3 business days from initial application date xx/xx/2021.

Initial LE is dated xx/xx/2021 and electronically delivered on xx/xx/2021 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE.

Loan failed charges that cannot decrease test. Initial LE dated xx/xx/2021 reflects non-specific lender credit at xx. However, post CD dated xx/xx/2022 reflects non-specific lender credit at xx. This is decrease of xx for charges that cannot decrease"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"xx/xx"xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
N14N7XVNAZ5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	58.595%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 1 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* Final Application Incomplete (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44%. Tape shows child support income was not supported and DTI may be 58%. Unable to rely on docs file and unable to calc ATR.

																																																																																								The subject loan originated on xx/xx/2021, and a 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
MYHGTB4CDBR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	65.738%	65.738%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	40.156%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
Taxes for year 2021-2022 have been paid for the amount of xx. No prior year tax delinquency have been paid.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is President in xx for 5 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NMBR86TL570	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	Yes	63.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx. LLC and recorded on xx/xx/2021 for the amount of xx.
There are multiple state tax liens and civil judgments against the borrower.
The prior civil judgments are in the total amount of xx recorded on different dates and different plaintiffs.
The prior state tax liens are in the total amount of xx recorded on different dates and different plaintiffs.
Annual town and utility taxes for the year 2022 will be due on xx/xx/2022 for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19. The borrower is working as a xx  for 9 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test (xx). The loan does charge fee(xx) not provided for in this act, which is prohibited.

Prohibited Fees Test: Fail   Charged: xx   Allowed: xx    Over by: +xx

Prohibited fees test inclusion-
Deed Prepration paid by Seller: xx
Listing Agent paid by Seller: xx
Notary Fee paid by Seller paid by Seller: xx
Notice of settlement paid by Borrower: xx
Title - Tax Certification Fee paid by Borrower: xx
Title Closing Protection Letter (xx) paid by Borrower: xx
Title Cover record paid by Borrower: xx
Undisclosed Debt Report paid by Borrower: xx
																																																																																							Water Bill paid by Seller: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" The subject loan originated on xx/xx/2021 and the 3-year ATR SOL has expired."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
T4LWJARN9ET	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	23.214%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2022 reflects that the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 for the amount of xx.

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of xx on xx/xx/2022.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment received on xx/xx/2022, the payment applied date was xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the final 1003 the borrower is a director at Price Water House Coopers since last 5 years. The subject property is occupied by the owner. No comments have been found for damage or repairs.  No comments have been found for foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87G6K1JRNNA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	23.734%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 2nd installment taxes for 2021 are due in the amount of xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower's income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 18 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable		* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx" * Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
D8M5P7U6KUO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.355%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of xx. No prior year delinquent taxes have been found.
As per the review as of xx/xx/2022, the borrower has been current with the loan and the next payment is due for xx/xx/2022. The last payment was received in the amount of xx on xx/xx/2022 which was applied for xx/xx/2022. The current interest rate is 3.875% and as per the payment history current UPB is in the amount of xx.
The transaction date xx/xx/2021 reflects the investor full settlement in the amount of xx. However, the transaction dated xx/xx/2021 reflects it was a loan service transfer in the same amount.	Collections Comments:The loan is currently performing and the next payment is due xx/xx/2022. The last payment was received in the amount of xx on xx/xx/2022 which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments has been found stating the borrower's income was impacted by covid. No repairs and damages have been found.
The borrower xx is the Owner at xx, for 6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Prohibited Fees First Lien Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx. The below fees were included in the test.
Administration Fee paid by Borrower: xx
Fixed Loan Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "xx" * Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
QXLDDAI4IPG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Unavailable	35.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
1st, 2nd, 3rd and 4th installment county taxes for 2021 have been paid in the amount of xx. No prior year delinquent taxes have been found.
As per the review as of xx/xx/2022, the borrower has been current with the loan and the next payment is due for xx/xx/2022. The last payment was received in the amount of xx on xx/xx/2022 which was applied for xx/xx/2022. The current interest rate is 3.625% and as per the payment history current UPB is in the amount of xx.

The transaction date xx/xx/2021 reflects the investor full settlement in the amount of xx. However, the transaction dated xx/xx/2021 reflects it was a loan service transfer in the same amount.	Collections Comments:
The loan is currently performing and the next payment is due xx/xx/2022. The last payment was received in the amount of xx on xx/xx/2022 which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments has been found stating the borrower's income was impacted by covid. No repairs and damages have been found.
The borrower xx has been working at xx as a xx for 21 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Total of payments disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of xx for Total of Payments under disclosure is unknown as the Fee Itemization is missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional purchase, closed with xx. Tape shows due to this repurchased loan back. Loan has multiple risk layering."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * ComplianceEase TILA Test Failed (Lvl 2) "xx"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
VAHHK27Y3DV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	41.407%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx. NO prior year tax delinquency has been found.
According to the payment history tape data as of xx/xx/2022, the next due date per tape is xx/xx/2022. The monthly P&I per tape is in the amount of xx with an interest rate of 8.750%. The current UPB is reflected in PH tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of xx/xx/2022, the next due date per tape is xx/xx/2022. The monthly P&I per tape is in the amount of xx with an interest rate of 8.750%. The current UPB is reflected in PH tape for the amount of xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Occupancy is unable to be determined. The borrower is working as xx for 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx" * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
* Compliance Testing (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.073% exceeds APR threshold of 5.730% over by +3.343%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.073% exceeds APR threshold of 6.480% over by +2.593%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed GSE QM APR test due to APR calculated 9.073% exceeds APR threshold of 6.480% over by +2.593%.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.073% exceeds APR threshold of 6.480% over by +2.593%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OVCX3KSL3Y2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	94.915%	94.915%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	42.444%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.875%	xx	xx/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2020 in the amount of xx which was recorded on xx/xx/2020 in the favor of xx for xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a judgment which was recorded on xx/xx/2021 in the favor of xx in the amount of xx.
1st, 2nd, 3rd and 4th installment county taxes for 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found
As per the review of the payment history as of xx/xx/2022, the borrower is current with the loan and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in performing and the next payment is due for xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for xx/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. As per the comment dated xx/xx/2020, the borrower's income was impacted by covid. Forbearance plans ran and were extended several times from xx/xx/2020 to xx/xx/2021. No further details have been found.
 The borrower xx has been working at xx as a xx for 16 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was signed between the borrower xx and the lender xx on xx/xx/2021. The UPB is xx. The borrower promises to pay P&I in the amount of xx with an interest rate of 3.875%, beginning from xx/xx/2022. The maturity is xx/xx/2061.	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
NMJKZJHFBLL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	98.350%	98.350%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There is prior civil judgment recorded on xx/xx/2010 for the amount of xx in the favor of xx for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as Electrician in xx since 1 year. The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3HWM0NX2JJS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	49.850%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been delinquent in the amount of xx and the good through date is xx/xx/2022.	According to payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of xx.

Covid-19 attestation is available in the loan file located at "xx, the borrower xx is working at xx as a xx for 3 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx" * MI, FHA or MIC missing and required (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.007% exceeds APR threshold of 4.320% over by +0.687%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.335% exceeds APR threshold of 4.813% over by +0.522%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
E2OW3756T3H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	40.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found.

Combined annual taxes of 2021 have been paid in the amount of xx on 2021.

No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx, and current PITI is in the amount of xx with an interest rate of 3.375% The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx/xx/2022, the loan is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx, and current PITI is in the amount of xx with an interest rate of 3.375% The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is working at xx as a xx for 22 years.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Covid-19 attestation is available at "xx".

Update:
As per the comment dated xx/xx/2022, there is a dispute.
As per the comment dated xx/xx/2023, the subject property is occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
AWLZS9AHBLN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	42.594%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021, in the amount of xx with xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined and school taxes of 2021 and 2022 have been paid in the total amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrower xx is self-employed. He is the owner of xx for 6 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer Transmittal (xx)	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Loan Origination Fee. However, CD dated xx/xx/2021 reflects Loan Origination Fee at xx.
Loan estimate dated xx/xx/2020 reflects Transfer Taxes at xx. However, CD dated xx/xx/2021 reflects Transfer Taxes at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "xx"
* Transmittal (1008) is Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID total of payments test. Total of payments disclosed on final CD as xx & the calculated total payments as xx for an understated amount of -xx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1SXKNT0KR5V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	90.178%	90.178%	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	43.708%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with the lender xx in the amount of xx which was recorded on xx/xx/2021 with instrument#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st and 2nd installment taxes for 2021/2022 have been paid in the amount of xx on xx/xx/2021 and xx on xx/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2022, the borrower is current with the loan. The last payment was received on xx/xx/2022 which was applied to xx/xx/2022. The next due date for payment is xx/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower's income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The covid-19 attestation document is available at "xx". As per the final loan application, the borrower is working at xx as a xx for 5.3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "xx"
* Loan does not conform to program guidelines (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is FHA. Mortgage insurance certificate is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
OQOOFUKA4Y1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments regarding the property damage or repair. The borrower is owner of xx for 5 years.  The covid-19 attestation is available located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.134%. Tape shows income miscalculation and undisclosed mortgage debt not included in liabilities. Corrected income and debts pushes DTI to over 83.02%. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in April 2024."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
L3XFZZIASS9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	42.617%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 with lender xx on xx/xx/2021 for the amount of xx.
There are prior credit card judgments against the borrower.
The first was recorded on xx/xx/2019 for the amount of xx in the favor of xx.
The second was recorded on xx/xx/2020 for the amount of xx in the favor of xx.
The third was recorded on xx/xx/2020 for the amount of xx in the favor of xx.
Annual county taxes have been paid for the amount of xx. No prior year tax delinquency have been found.
According to the payment tape data as of xx/xx/2022, the borrower is regular with the payment and the next due date per tape is xx/xx/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of xx with an interest rate of 2.375% and the PITI is xx. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment tape data as of xx/xx/2022, the borrower is regular with the payment and the next due date per tape is xx/xx/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of xx with an interest rate of 2.375% and the PITI is xx. The current UPB is reflected in tape for the amount of xx.
No evidences have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx for 6 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xx)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx" * Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6SQIG329QRC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	xx	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and it was recorded on xx/xx/2021 in the amount of xx in favor of xx for xx.

No single assignment of mortgage is available in the updated title report.

There is an active prior mortgage against the subject property in the amount of xx in favor of "xx" and which was recorded on xx/xx/1987.

No active judgments/liens have been found against the borrower/subject property.

The 1st installment of county tax for 2020 has been paid off in the amount of xx on xx/xx/2021 and 2nd installment of xx has also been paid off on xx/xx/2021.
The 1st installment of county tax for 2021 has been paid off in the amount of xx on xx/xx/2022.
No prior year delinquent taxes have been found	As per tape data of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due for regular payment is xx/xx/2022. No evidence is available in updated payment history that confirms when the last regular payment has been made for xx/xx/2022. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing.
As per tape data of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due for regular payment is xx/xx/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/xx/2022. The UPB as of the date is in the amount of xx.
The borrower's employment details are unavailable as the final 1003 is missing from the loan file.
No  evidence is available regarding foreclosure proceedings and bankruptcy filings.
No any information has been found regarding property damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Transmittal (xx)	xx	3: Curable	* Application Missing (Lvl 3) "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan was approved with private flood which FHA does not allow. There is private flood insurance. The borrower would not co-operate with us to pay the difference between private and NFIP issued insurance, and they did not qualify for conventional mortgage."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial Closing Disclosure (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
UWC6VVSVWJJ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	69.048%	69.048%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2022 shows subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021. The chain of assignment is incomplete. The loan is currently assigned with xx. However, the last assignee should be xx. No active judgments or liens found. First half county taxes of 2022 are due in the amount of xx on xx/xx/2022. Second half county taxes of 2022 are due in the amount of xx on xx/xx/2022. As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due date of payment is xx/xx/2022. The last payment (xx) was received in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/xx/2022, the borrower is current with the loan and the next due date of payment is xx/xx/2022. The last payment (xx) was received in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
As per final 1003, the borrower is working with an organization "xx" as a "cashier" since last 03 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "xx"xx/xx"xx"	* Loan does not conform to program guidelines (Lvl 3) "Tape shows DU is Approve/Ineligible due to the loan does not meet Fannie Mae eligibility requirements. Also, PIW eligibility was lost."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
ZA3F2ECAJTN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.520%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2022 shows that the subject mortgage was originated on xx/xx/2021 and it was recorded on xx/xx/2021 in the amount of xx in favor of xx for xx.
No single assignment of mortgage is available in the updated title report. The subject mortgage is with the original lender xx. However, the last assignee should be 'xx'.
No active judgments/liens have been found against the borrower/subject property.
The 1st installment of combined tax for 2021 has been paid off in the amount of xx on xx/xx/2022 and 2nd installment of xx has also been paid off on xx/xx/2021.
No prior year delinquent taxes have been found.	As per tape data of payment history as of xx/xx/2022, the borrower is current with the loan and the next due for regular payment is xx/xx/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/xx/2022. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing.
As per tape data of payment history as of xx/xx/2022, the borrower is current with the loan and the next due for regular payment is xx/xx/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/xx/2022. The UPB as of the date is in the amount of xx.
No evidences are available regarding foreclosure proceedings and bankruptcy filings.
No any information has been found regarding property damages or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9XQZQR3MCDH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	55.556%	55.556%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2004	xx	Investor	Yes	Yes	No	35.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004, in the amount of xx with xx.

The chain of assignment has not been completed. Currently, the assignment is with xx. as successor in interest to xx, as trustee, for xx as xx with xx.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/xx/2005 and recorded on xx/xx/2005.

There is a PACE lien active against the property is favor of xx: xx which was recorded on xx/xx/2020, in the amount of xx.

Annual county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.50%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments: According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2022, the borrower is current with the loan and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I are in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.50%. The current UPB reflected as per the payment history is in the amount of xx.

As per latest BPO dated xx/xx/2022, the subject property is owner occupied and is in average condition.

As per comment dated xx/xx/2021, the reason for default is borrower's income is impacted by covid-19.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
HXXL1IMBCHL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	4.750%	xx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx.

Updated title report shows no assignments found.

1st county taxes of 2021 have been paid in the amount of xx on xx/xx/2021.

No prior year delinquent taxes have been found.

There is a notice of assessment lien available in the updated title report against the subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2020.

There is a sewer lien available in the updated title report against the subject property in the favor of "xx" in the amount of $ xx it was recorded on xx/xx/2021.

There is a credit card judgment lien available in the updated title report against subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2014.

There is a civil judgment lien available in the updated title report against subject property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2021.
According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is currently performing.

According to the payment history as of xx/xx/2022, the borrower is currently performing and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of xx which was applied for due date xx/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of xx.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.750% beginning from xx/xx/2010 with a maturity date of xx/xx/2051. The modification does not have a balloon provision. The loan has been modified once since origination. The borrower made old principle balance in the amount of xx as deferred amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to
TILA APR Test.
Broker Fees Test.
Origination Fee & Broker Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA  test failed due to

APR test failed  Loan Data:0.00%     Comparison Data:7.097%     Variance:-7.097%"
* Final TIL Missing or Not Executed (Lvl 2)     "xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
511Q7K55K9G	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	xx/xx/2024	Unavailable	Unavailable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	4.750%	xx	xx/xx/2020	Financial Hardship	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 in the amount of xx with xx.

The chain of assignment is incomplete. The loan is currently assigned with xx, Not in its individual capacity but solely as trustee for the xx II by Mortgage Investors Group. It should be with xx.

There are two HOA liens open against the subject property in the favor of xx in the total amount of xx which were recorded on xx/xx/2009 and xx/xx/2021.

There are two active judgment liens against the borrower in the favor of xx for the total amount of xx which were recorded on different dates.

Annual property taxes for the year 2021-2022 are xx in which 1st installment is paid on xx/xx/2021 in the amount of xx and remaining 2nd installment is paid on xx/xx/2022 in the amount of xx without any prior delinquency.	According to the tape data as of xx/xx/2022, the borrower is current with the loan. The next due date for payment is xx/xx/2022. The P&I is in the amount of xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:Tape data shows loan is current.

According to the tape data , next due date for payment history is xx/xx/2022. The P&I is in the amount of  xx. The UPB reflected as per the tape data is in the amount of xx.

The notice of trustee's sale located at "xx". The sale was scheduled on xx/xx/2019 but due to loss mitigation foreclosure was on hold. The modification plan is given to the borrower on xx/xx/2020.

The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx in which xx amount is deferred. The interest bearing principal amount is xx.
The borrower promises to pay p&i is xx  with a modified interest rate of 4.750% beginning from xx/xx/2020 with a maturity date of xx/xx/2060. The modification does not have a balloon provision.

Further details not available due to servicing comments are missing.

Foreclosure Comments:The notice of trustee's sale located at "xx". The sale was scheduled on xx/xx/2019 but due to loss mitigation foreclosure was on hold. The modification plan given to the borrower on xx/xx/2020.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx in which xx amount is deferred. The interest bearing principal amount is xx.
																																																																																		The borrower promises to pay xx monthly with a modified interest rate of 4.750% beginning from xx/xx/2020 with a maturity date of xx/xx/2060. The modification does not have a balloon provision.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "xx"	* Application Missing (Lvl 2) "xx" * Final TIL Missing or Not Executed (Lvl 2) "xx" * Missing Appraisal (Lvl 2) "xx" * Right of Rescission missing or unexecuted (Lvl 2) "xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
PCL4E38L1J3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 with lender xx on xx/xx/2022 for the amount of xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 4.2505. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2022, the borrower is regular with the payment and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 for the amount of xx(xx). The monthly P&I is in the amount of xx with an interest rate of 4.2505. The current UPB is reflected in PH for the amount of xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. Also, no evidence have been found regarding the income impacted due to covid-19. The borrower is working as xx for 1 year.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "xx" * Missing proof of hazard insurance (Lvl 3) "xx" * Missing Required Disclosures (Lvl 3) "xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
UY9WI7PI93L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	35.563%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2021 and it was recorded on xx/xx/2021 with the lender xx. for the amount of xx.
No assignments have been found. As the subject mortgage is with the original lender. However, the last assignment should be made with xx.
There is one junior credit card judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx/xx/2022.
Tax status is "xx".
According to the payment history as of xx/xx/2022, the borrower is making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 2.750%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2022, the borrower is making the regular payments and the next due date is xx/xx/2022. Last payment was received on xx/xx/2022 in the amount of xx. Current P&I is xx and the interest rate of 2.750%. The new UPB is reflected in the amount of xx.
Currently, the borrower is working at xx from 26 years.
No foreclosure activity has been found.
No bankruptcy details have been found.
The loan has not been modified since origination.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) xx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "xx"
* MI, FHA or MIC missing and required (Lvl 3)     "xx"
* Missing Initial 1003_Application (Lvl 3)     "xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: